UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV7339 01/17

ANNUAL REPORT

December 31, 2016

JNL® Series Trust

•    Master Feeder Funds and Funds of Funds

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Master Feeder Funds and Funds of Funds

December 31, 2016

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust Master Feeder Funds and Funds of Funds for the year ended December 31, 2016, together with Management’s Discussion of Fund Performance for each of the Funds.

Looking at the final results for 2016, it seemed liked a pretty solid year. Most major indices ended the year in positive territory, with the broader U.S. equity market up double-digits and small-cap stocks surging during the last month and a half of the year to finish more than 20% higher. Not to be outdone, the investment grade U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, delivered a more than respectable return of 2.65% overall, with high-yield bonds shaking off a rocky start to the year to rise 17.13% for the year, as measured by the Bloomberg Barclay’s U.S. Corporate High Yield Index. While international developed markets were up a relatively lackluster 1.00%, emerging market equities produced double-digit gains as measured by the MSCI EAFE Index and MSCI Emerging Markets Index, respectively.

Those pleasing annual results, however, masked what was actually a challenging environment of sudden reversals and market shocks throughout 2016, with shifts in sentiment and returns. The year began with the unexpected devaluation of the Chinese Yuan, continued decline in oil prices and concerns of weak economic growth that sent stocks down more than 10% to start the year before soothing words from the U.S. Federal Reserve (“Fed”) sparked a sharp recovery by the end of the first quarter. A rally then ensued, especially in fixed income markets, before the jolt of Brexit—the UK vote to leave the European Union—at the end of June rattled markets once more, though only briefly. Negative interest rates from global central banks, fears of renewed Fed rate hikes, U.S. Dollar strength, China weakness and tepid global economic growth all seemed to move markets up and down leading up to the election of Donald Trump in November. Whether the election results were a surprise or not, the market reaction certainly was unexpected as investors embraced the promise of less regulation, tax reform, and potential infrastructure spending to send stocks soaring and bonds plummeting as yields on 10-year U.S. Treasuries rose more than 50 basis points within a matter of weeks on fears of “reflationary” factors and potentially greater government debt.

The markets in 2016 reminded investors of the need for diversification and maintaining investment discipline. Expectations, outlooks, and allocations that looked like sure things at one point in time were turned on their heads as quickly as the next quarter, causing potential pitfalls for investors prone to chase short-term performance. The dispersion of returns within and between market capitalizations, investment styles and asset classes widened in 2016. Large-cap value stocks, as represented by the Russell 1000 Value Index, outperformed large-cap growth stocks, as represented by the Russell 1000 Growth Index, for the first time in years, and by the significant margin of 17.34% to 7.08%,respectively.

Yes, diversification offers investors the opportunity to participate in what’s working in the markets, but that’s not its primary function. Diversification means not having all of one’s eggs, or most of one’s eggs, in a basket that’s just been knocked off the table. It’s a prudent, long-term framework for building wealth steadily over time to smooth over the turmoil and turbulence of periods like 2016, with an investor only needing to keep their eye on the end goal and not the potentially stomach-churning roller coaster ride along the way. It’s not glamourous. Few people can boast of the benefits of diversification with gaudy yearly performance numbers at cocktail parties. But it’s simple and it can get the job done.

At Jackson, we aim to provide the tools for our investors to build well diversified portfolios. We offer a wide array of Funds across asset classes and investment styles so that investors have the ability to diversify in a way that suits their personal risk tolerance and goals. We choose subadvisors with different approaches and strategies, from small boutique firms to larger household names, each unique in how they apply their investment process and view the markets in which they operate. We offer passive and actively-managed Fund options. All of these characteristics support and benefit from diversification to allow for the creation of a portfolio suited to any kind of investor.

In addition, we offer numerous alternative strategies. Alternatives delivered positive, albeit tepid, returns in 2016, and have struggled in recent years in large part owing to easing monetary policy from central banks that have allowed traditional asset classes to flourish. Alternatives, in our view, still have a role to play in investor portfolios, however. It is often the case that just when something looks like it is no longer needed is when it is needed most. In an uncertain and dynamic environment, such as security markets, we believe that the ability to be different and a little contrarian can be a helpful diversifier as well.

Looking ahead to 2017, it remains to be seen whether the initial post-election confidence and enthusiasm for the “Trumpsition” will last or if markets will shift focus to unknowns associated with the new administration. To be sure, the promise of less regulation and tax reform can be powerful tools to reignite economic growth in the U.S. Of course, the devil is in the details and much work still needs to be done to turn those promises into reality. Add to that, political uncertainty within the European Union and potential fallout from trade policy changes and the path ahead is unknown. But the future is never certain and that is why it is important for investors to focus on what they can control. In our opinion, investors would do well to consider a diverse lineup of high quality managers with the expertise and adaptability to understand the trade-off between risk and reward, likely a key driver of returns going forward.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

1

JNL Series Trust Master Feeder Funds and Funds of Funds Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2016

Domestic Equity		Developed International Equity
S&P 500 Index	11.96%	MSCI All Country World ex-U.S. Index	4.50%
Russell 1000 Index	12.05	MSCI EAFE Index	1.00
Russell 2000 Index	21.31
Russell 3000 Index	12.74	Emerging Markets
		MSCI Emerging Markets Index	11.19%
Fixed Income
Bloomberg Barclays Global Aggregate Bond Index	2.09%	Alternative Assets
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	Bloomberg Commodity Index	11.77%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	17.13	FTSE EPRA/NAREIT Developed Index	4.99

		Alternative Strategy
		Wilshire Liquid Alternative Index	2.29%

Domestic Equity: It was the year of sudden reversals as exogenous shocks hit the U.S. equity market throughout 2016. The year began on a sour note with a sharp decline in risk assets owing to a free-fall in oil prices, an unexpected devaluation of the Chinese Yuan, and weakening global growth. This caused the U.S. Federal Reserve (“Fed”) to back away from its promise of four rate increases for the year, thus soothing market concerns. After a double-digit drop, U.S. equities rebounded with oil prices to recoup their losses by the end of the first quarter. This recovery was then jarred by the “Brexit” vote in the U.K. to exit the European Union, sending stocks plummeting again for several days towards the end of June. The market overcame this as well to recover once more before settling into a sluggish and flat summer of complacency before fear of a Fed rate hike roiled markets after Labor Day. Finally, the unexpected election of Donald Trump in November filled the U.S. equity market with confidence, fueling a major rally through the end of the year. Notable themes in 2016 included the return of lower correlations between sectors and stocks, mainly seen in the stunning returns of small-cap stocks, as measured by the Russell 2000 Index and value-oriented stocks significantly outperforming growth. Energy rebounded strongly from a rough start to the year to become the market leader, with financials running second almost entirely from its more than 20% post-election surge. Health care was the weakest equity sector, as the only area to post negative returns.

Fixed Income: U.S. bonds flourished for much of the year, at first as an area of perceived safety amid the brutal equity sell-off to begin the year and then alongside equities into the second quarter as Treasury yields marched towards new lows amid negative interest rates in Europe and Japan. Fears of a Fed rate hike in September caused the bond market to take a breather, especially in Treasuries and interest-rate sensitive long bonds, after Labor Day. That slowdown turned into a full blown correction after the election, rattled by the prospect of “reflation” under Trump that could lead to greater government debt and higher interest rates. Core and government bonds corrected sharply, with yields on 10-Year Treasuries rising more than 0.50% within a matter of weeks with the Bloomberg Barclays U.S. Aggregate Bond Index declining -2.98% during the fourth quarter. Core bonds still finished the year in positive territory, but well off their highs. High yield was the standout area of the fixed income market, finishing the year strongly after a poor January and February. Foreign bonds, especially emerging markets debt, again significantly underperformed in the face of the continued strength of the U.S. Dollar that reduced the value of locally priced debt securities.

Developed International Equity: International stocks generally declined more, rebounded less, and were generally weak overall in 2016 compared to their U.S. counterparts. Highlighted by the Brexit vote, developed markets struggled to overcome concerns about the rise of populist political movements amid lackluster economic growth and diminishing returns from central bank policy. A move to negative interest rates during the summer in Europe and Japan more or less backfired as it did little to stimulate growth and actually caused many people to save more and spend less. Although value oriented stocks benefitted from a rebound in financials during the fourth quarter, the broader MSCI EAFE Index gained only 1.00% for the year, absent the U.S’s post-election bounce.

Emerging Markets: Emerging market equities experienced the same choppy ride as U.S. equities in 2016, only more so, but still managed to post double-digit gains. Stocks sold off sharply to begin the year, rattled by the Chinese Yuan devaluation and free-fall in commodity prices, but bottomed earlier and rebounded more quickly and strongly than the U.S. as fears about the Chinese economy diminished. A mid-year rebound in Brazil after the impeachment of Dilma Rousseff and a recovering energy sector boosted returns further until a strong U.S. Dollar fueled by rising interest rates after the presidential election cut into performance, with emerging markets finishing the year on a sour note.

Alternative Assets: Alternative assets began 2016 with a bang, but went out with a whimper. Gold, infrastructure and real estate were all up sharply amid the equity market selloff to start the year, but rising interest rates and a strong U.S. Dollar during the fourth quarter caused all three areas to lose ground during the fourth quarter. Still, returns for the year were positive and strong overall. A mid-year stabilization in commodity prices helped that sector yield decent returns in 2016 as well.

Alternative Strategy: It was a relatively modest year for alternative investment strategies with the Wilshire Liquid Alternative Index returning 2.29%. Relative value and equity hedged strategies performed well relative to the broader index, while global macro was the laggard—dragged down by a poor second half of the year from managed futures strategies.

2

Master Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of December 31, 2016:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, JNL/American Funds Blue Chip Income and Growth Fund outperformed its benchmark by posting a return of 18.34% for Class A shares compared to 11.96% for the S&P 500 Index.

The Fund seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Blue Chip Income and Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Bond Fund

Composition as of December 31, 2016:
Global Fixed Income	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, JNL/American Funds Global Bond Fund outperformed its benchmark by posting a return of 2.32% for Class A shares compared to 2.09% for the Bloomberg Barclays Global Aggregate Bond Index.

The Fund seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Composition as of December 31, 2016:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, the JNL/American Funds Global Small Capitalization Fund underperformed its benchmark by posting a return of 1.76% for Class A shares compared to 11.59% for the MSCI All Country World Small Cap Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Composition as of December 31, 2016:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, JNL/American Funds Growth-Income Fund underperformed its benchmark by posting a return of 11.08% for Class A shares compared to 11.96% for the S&P 500 Index.

The Fund seeks long term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Composition as of December 31, 2016:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, JNL/American Funds International Fund underperformed its benchmark by posting a return of 3.10% for Class A shares compared to 4.50% for the MSCI All Country World ex U.S. Index.

The Fund seeks long term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Composition as of December 31, 2016:
Emerging Markets Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2016, JNL/American Funds New World Fund underperformed both of its benchmarks by posting a return of 4.92% for Class A shares compared to 7.87% for the MSCI All Country World Index and 11.19% for the MSCI Emerging Markets Index.

The Fund seeks long term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

3

Master Feeder Funds Capital Research and Management Company (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/American Funds Blue Chip Income and Growth Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	18.34%
5 Year	14.60
Since Inception	11.19
(Inception date May 03, 2010)
Class B Shares
1 Year	18.60%
5 Year	14.82
Since Inception	11.42
(Inception date May 03, 2010)

JNL/American Funds Global Bond Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	2.32%
5 Year	0.35
Since Inception	1.57
(Inception date May 03, 2010)
Class B Shares
1 Year	2.61%
5 Year	0.60
Since Inception	1.82
(Inception date May 03, 2010)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

4

Master Feeder Funds Capital Research and Management Company (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/American Funds Global Small Capitalization Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	1.76%
5 Year	9.32
Since Inception	5.21
(Inception date May 03, 2010)
Class B Shares
1 Year	1.97%
5 Year	9.53
Since Inception	5.44
(Inception date May 03, 2010)

JNL/American Funds Growth-Income Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	11.08%
5 Year	13.96
Since Inception	10.64
(Inception date May 03, 2010)
Class B Shares
1 Year	11.25%
5 Year	14.18
Since Inception	10.86
(Inception date May 03, 2010)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

5

Master Feeder Funds Capital Research and Management Company (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/American Funds International Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	3.10%
5 Year	6.23
Since Inception	3.49
(Inception date May 03, 2010)
Class B Shares
1 Year	3.34%
5 Year	6.41
Since Inception	3.71
(Inception date May 03, 2010)

JNL/American Funds New World Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	4.92%
5 Year	3.86
Since Inception	2.47
(Inception date May 03, 2010)
Class B Shares
1 Year	5.09%
5 Year	4.06
Since Inception	2.69
(Inception date May 03, 2010)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

6

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

The investment objective of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Alt 65 Fund (collectively “JNL Alt Funds”) is long term growth of capital and income through investment in other funds. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust. Each JNL Alt Fund has a target percentage allocation among the Underlying Funds that are categorized as investing in traditional asset classes and non-traditional asset classes. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The general theme to changes in the Funds for 2016 was one of navigating a challenging market environment amid changing economic conditions and key political events, including the Brexit vote and the U.S. presidential election. Early on, this took the form of a reduction of domestic small and mid cap equity exposure in favor of more defensive large caps, such as a new position in JNL/DoubleLine Shiller Enhanced CAPE Fund, and trimming dedicated high yield and global bond exposure. A new position in JNL/Crescent High Income Fund was initiated in April as a more conservative blend of high yield and floating rate fixed income exposure. During the second half of the year, the position in JNL/PIMCO Total Return Bond Fund was sold in favor of the more opportunistic JNL/Scout Unconstrained Bond Fund. This trade was part of a move toward more active and higher conviction underlying managers able to take advantage of bottom-up opportunities driven by reduced correlations. Finally, in December a position was initiated in JNL/PIMCO Real Return Fund for exposure to inflation protected bonds, while also modestly increasing exposure to JNL Multi-Manager Mid Cap Fund and adding to select international equity managers that had been out of favor.

JNL Institutional Alt 20 Fund

Composition as of December 31, 2016:
Domestic Equity	33.7%
Domestic Fixed Income	23.3
Alternative	19.1
International Equity	16.9
Global Fixed Income	3.8
Emerging Markets Equity	3.2
Total Investments	100.0%

JNL Institutional Alt 20 Fund allocates approximately 80% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 20% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. Among the traditional investment categories, the Fund typically allocates approximately 20% to 40% of its assets in Underlying Funds investing in fixed income securities, 20% to 40% of its assets in Underlying Funds investing in U.S. equity securities and 5% to 30% of its assets in Underlying Funds investing in international securities.

For the year ended December 31, 2016, JNL Institutional Alt 20 Fund underperformed its primary benchmark by posting a return of 6.04% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 5.30% for the 20% Wilshire Liquid Alternative Index, 50% MSCI All Country World Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 74 basis points (“bps”). The fixed income and equity sleeves both outperformed their respective components of the benchmark, while the alternative sleeve modestly underperformed. Results within fixed income were driven by an overweight allocation to non-core bonds, especially JNL/PPM America High Yield Bond Fund (17.23%) and JNL/Crescent High Income Fund (5.50%), which benefitted from the outperformance of high yield for much of the year. Equities were aided by a bias toward U.S. stocks in a year where international developed markets struggled. Top contributors included a holding in small cap stocks that finished the year strong as well as large cap focused holdings JNL/The London Company Focused U.S. Equity Fund (16.65%) and JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) that handily beat the broader market. Emerging markets was the standout area overseas, as evident by strong returns from JNL/Lazard Emerging Markets Fund (19.28%).

The alternatives sleeve was dragged down by two holdings that posted negative returns, JNL/AQR Managed Futures Strategy Fund (-8.56%) and JNL/Neuberger Berman Currency Fund (-1.60%), in what was generally a modestly positive year for alternatives overall. International equity holdings JNL/Mellon Capital International Index Fund (0.80%) and JNL/WCM Focused International Equity Fund (0.12%) notably underperformed broader global markets.

JNL Institutional Alt 35 Fund

Composition as of December 31, 2016:
Alternative	33.5%
Domestic Equity	27.2
Domestic Fixed Income	19.2
International Equity	14.1
Global Fixed Income	3.4
Emerging Markets Equity	2.6
Total Investments	100.0%

JNL Institutional Alt 35 Fund allocates approximately 65% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 35% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. Among the traditional investments categories, the Fund typically allocates approximately 15% to 35% of its assets in Underlying Funds investing in fixed income securities, 15% to 35% of its assets in Underlying Funds investment in U.S. equity securities and 5% to 25% of its assets in Underlying Funds investing in international securities.

For the year ended December 31, 2016, JNL Institutional Alt 35 Fund underperformed its primary benchmark by posting a return of 5.21% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 4.71% for the 35% Wilshire Liquid Alternative Index, 40% MSCI All Country World Index and 25% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 50 bps for the year. The fixed income and equity sleeves both outperformed their respective components of the benchmark, while the alternative sleeve trailed only slightly. Results within fixed income were driven by an overweight allocation to non-core bonds, especially holdings like JNL/Crescent High Income Fund (5.50%) that benefitted from the outperformance of high yield for much of the year. Equities were aided by a bias toward U.S. stocks in a year where international developed markets struggled. Top contributors included a holding in small cap stocks that finished the year strong as well as large cap focused holdings JNL/The London Company Focused U.S. Equity Fund (16.65%) and JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) that handily beat the broader market. Emerging markets was the standout area overseas, as evident by strong returns from JNL/Lazard Emerging Markets Fund (19.28%).

The alternatives sleeve was dragged down by two holdings that posted negative returns, JNL/AQR Managed Futures Strategy Fund (-8.56%) and JNL/Neuberger Berman Currency Fund (-1.60%), in what was generally a modestly positive year for alternatives overall. International equity holdings JNL/Mellon Capital International Index Fund (0.80%) and JNL/WCM Focused International Equity Fund (0.12%) notably underperformed broader global markets.

7

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

JNL Institutional Alt 50 Fund

Composition as of December 31, 2016:
Alternative	48.9%
Domestic Equity	19.3
Domestic Fixed Income	16.0
International Equity	10.6
Global Fixed Income	2.9
Emerging Markets Equity	2.3
Total Investments	100.0%

JNL Institutional Alt 50 Fund allocates approximately 50% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 50% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. Among the traditional investments categories, the Fund typically allocates approximately 10% to 30% of its assets in Underlying Funds investing in fixed income securities, 10% to 35% of its assets in Underlying Funds investment in U.S. equity securities and 5% to 20% of its assets in Underlying Funds investing in international securities.

For the year ended December 31, 2016, JNL Institutional Alt 50 Fund underperformed its primary benchmark by posting a return of 4.10% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund slightly underperformed its blended benchmark return of 4.11% for the 50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund slightly underperformed its blended benchmark in 2016. The alternative and equity sleeves slightly underperformed their respective components of the benchmark, while the fixed income sleeve outperformed by a healthy margin. Results within fixed income were driven by an overweight allocation to non-core bonds, especially holdings like JNL/Crescent High Income Fund (5.50%) that benefitted from the outperformance of high yield for much of the year. Other notable contributors included exposure to small caps, JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) and JNL/Lazard Emerging Markets Fund (19.28%) within equities, while commodities and infrastructure holdings, alongside JNL/PPM America Long Short Credit Fund (11.12%), stood out among alternatives.

Disappointing performances from developed market international stocks and large cap oriented U.S. stock holdings were the primary detractors within equities. Both JNL/Mellon Capital International Index Fund (0.80%) and JNL/WCM Focused International Equity Fund (0.12%) notably underperformed broader global markets. JNL/T. Rowe Price Established Growth Fund (1.43%) lagged among U.S. equities. The alternatives sleeve was dragged down by two holdings that posted negative returns, JNL/AQR Managed Futures Strategy Fund (-8.56%) and JNL/Neuberger Berman Currency Fund (-1.60%), in what was generally a modestly positive year for alternatives overall.

JNL Alt 65 Fund

Composition as of December 31, 2016:
Alternative	64.4%
Domestic Equity	15.5
Domestic Fixed Income	8.9
International Equity	8.2
Emerging Markets Equity	1.8
Global Fixed Income	1.2
Total Investments	100.0%

JNL Alt 65 Fund allocates approximately 35% of its assets to the traditional investment categories creating a “core” component of its portfolio. The Fund then allocates approximately 65% of its assets to non-traditional investment categories creating an “alt” component of its portfolio. Among the traditional investments categories, the Fund typically allocates approximately 5% to 20% of its assets in Underlying Funds investing in fixed income securities, 5% to 25% of its assets in Underlying Funds investment in U.S. equity securities and 0% to 15% of its assets in Underlying Funds investing in international securities.

For the year ended December 31, 2016, JNL Alt 65 Fund underperformed its primary benchmark by posting a return of 3.24% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 3.78% for the 65% Wilshire Liquid Alternative Index, 25% MSCI All Country World Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund underperformed its blended benchmark by -54 bps for the year. The alternative and equity sleeves underperformed their respective components of the benchmark, while the fixed income sleeve outperformed by a healthy margin. Results within fixed income were driven by an overweight allocation to non-core bonds, especially holdings like JNL/Crescent High Income Fund (5.50%) that benefitted from the outperformance of high yield for much of the year. Other notable contributors included exposure to small caps, JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) and JNL/Lazard Emerging Markets Fund (19.28%) within equities, while commodities and infrastructure holdings, alongside JNL/PPM America Long Short Credit Fund (11.12%), stood out among alternatives.

Disappointing performances from developed market international stocks and large cap oriented U.S. stock holdings were the primary detractors within equities. Both JNL/Mellon Capital International Index Fund (0.80%) and JNL/WCM Focused International Equity Fund (0.12%) notably underperformed broader global markets. JNL/T. Rowe Price Established Growth Fund (1.43%) lagged among U.S. equities. The alternatives sleeve was dragged down by two holdings that posted negative returns, JNL/AQR Managed Futures Strategy Fund (-8.56%) and JNL/Neuberger Berman Currency Fund (-1.60%), in what was generally a modestly positive year for alternatives overall.

8

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL Institutional Alt 20 Fund (Class A)

†20% Wilshire Liquid Alternative Index, 50% MSCI All Country World Index and 30% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	6.04%
5 Year	6.05
Since Inception	8.51
(Inception date April 06, 2009)

JNL Institutional Alt 35 Fund (Class A)

†35% Wilshire Liquid Alternative Index, 40% MSCI All Country World Index and 25% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	5.21%
5 Year	5.57
Since Inception	8.72
(Inception date April 06, 2009)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

9

JNL Alt Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL Institutional Alt 50 Fund (Class A)

†50% Wilshire Liquid Alternative Index, 30% MSCI All Country World Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	4.10%
5 Year	4.91
Since Inception	8.57
(Inception date April 06, 2009)

JNL Alt 65 Fund (Class A)

†65% Wilshire Liquid Alternative Index, 25% MSCI All Country World Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	3.24%
5 Year	4.59
Since Inception	8.77
(Inception date April 06, 2009)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

10

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in Class 1 shares of a diversified group of other Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of American Funds Insurance Series®. The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/American Funds Allocation Funds were rebalanced in August of 2016 to incorporate the recent strategic asset allocation outlook and to mitigate some of the growth bias inherent in the Funds due to the investment style of the Underlying Funds, notably by trimming the allocation to American Funds Insurance Series — Growth Fund. Overall, equity exposure was reduced and fixed income increased modestly. Specifically, stakes in emerging markets and global small cap equity were trimmed through reduced allocations to American Funds Insurance Series — New World Fund and American Funds Insurance Series — Global Small Capitalization Fund, while adding to American Funds Insurance Series — Blue Chip Income and Growth Fund, a high conviction offering that provided some large cap value exposure. Within fixed income, American Funds Insurance Series — High-Income Bond Fund and American Funds Insurance Series — Global Bond Fund were trimmed in favor of American Funds Insurance Series — Bond Fund. The Funds ended the year with an equity/fixed income mix roughly neutral to their target allocations.

JNL/American Funds Balanced Allocation Fund

Composition as of December 31, 2016:
Domestic Fixed Income	35.1%
Domestic Equity	32.5
Global Equity	18.4
Global Fixed Income	6.5
Emerging Markets Equity	4.5
International Equity	3.0
Total Investments	100.0%

The investment objective of JNL/American Funds Balanced Allocation Fund is to seek a balance between current income and growth of capital. The Fund allocates approximately 50% to 80% of its assets to Underlying Funds that invest primarily in equity securities and 20% to 50% of its assets to Underlying Funds that invest primarily in fixed income securities.

For the year ended December 31, 2016, JNL/American Funds Balanced Allocation Fund underperformed its primary benchmark by posting a return of 7.34% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark return of 5.92% for the 60% MSCI All Country World ex U.S. Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 142 basis points (“bps”) for the year driven mainly by allocations in the fixed income sleeve and aided by Underlying Fund performance within equities. Both sleeves outperformed their respective benchmark components. A sizeable allocation to non-core bonds, notably American Funds Insurance Series — High-Income Bond Fund (17.83%) boosted performance within fixed income as high yield bonds rallied for most of the year beginning in March. A core holding in American Funds Insurance Series — Bond Fund (3.27%) also contributed by besting the broader bond market. Within equities, American Funds Insurance Series — Blue Chip Income and Growth Fund (17.50%) had a strong year in beating the large cap oriented S&P 500 Index by more than 700 bps, while other U.S. focused large cap holdings performed well relative to the global equities.

Detractors from performance included Funds with international equity exposure, as developed markets overseas lagged U.S. performance. American Funds Insurance Series — Global Growth Fund (-0.87%) was the biggest detractor, along with American Funds Insurance Series — Global Small Capitalization Fund (2.35%). Within fixed income, a position in American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (1.44%) lagged as higher interest rates in the second half of the year hit government bonds particularly hard.

JNL/American Funds Growth Allocation Fund

Composition as of December 31, 2016:
Domestic Equity	41.1%
Global Equity	26.3
Domestic Fixed Income	16.1
Emerging Markets Equity	8.0
Global Fixed Income	4.5
International Equity	4.0
Total Investments	100.0%

The investment objective of JNL/American Funds Growth Allocation Fund is to seek capital growth with secondary emphasis on current income. The Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities and 0% to 30% to Underlying Funds that invest primarily in fixed income securities.

For the year ended December 31, 2016, JNL/American Funds Growth Allocation Fund underperformed its primary benchmark by posting a return of 7.46% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund outperformed its blended benchmark return of 6.91% for the 80% MSCI All Country World ex U.S. Index and 20% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 55 bps for the year driven mainly by allocations in the fixed income sleeve. Despite a relatively small weighting in fixed income, the magnitude of outperformance was such that it had a material impact on overall performance. A relatively large allocation to non-core bonds within the fixed income sleeve, notably American Funds Insurance Series – High-Income Bond Fund (17.83%), boosted performance as high yield bonds rallied for most of the year beginning in March. A core holding in American Funds Insurance Series — Bond Fund (3.27%) also contributed by besting the broader bond market, as did American Funds Insurance Series — Global Bond Fund (2.92%). Within equities, top holding American Funds Insurance Series — Blue Chip Income and Growth Fund (17.50%) had a strong year in beating the large cap oriented S&P 500 Index by more than 700 bps.

Detractors from performance included Funds with international equity exposure, as developed markets overseas lagged U.S. performance. American Funds Insurance Series — Global Growth Fund (-0.87%) was the biggest detractor, along with American Funds Insurance Series — Global Small Capitalization Fund (2.35%). Within fixed income, a position in American Funds Insurance Series – U.S. Government/AAA-Rated Fund (1.44%) lagged as higher interest rates in the second half of the year hit government bonds particularly hard.

11

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/American Funds Balanced Allocation Fund (Class A)

†60% MSCI All Country World ex U.S. Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	7.34%
Since Inception	6.50
(Inception date April 30, 2012)

JNL/American Funds Growth Allocation Fund (Class A)

†80% MSCI All Country World ex U.S. Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	7.46%
Since Inception	7.74
(Inception date April 30, 2012)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

12

JNL Disciplined Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust and Jackson Variable Series Trust. The Schedule of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

The general theme to changes in the JNL Disciplined Funds for much of 2016 was one of navigating a challenging market environment amid changing economic conditions and key political events, including the Brexit vote and the U.S. presidential election. During the second quarter, this took the form of a reduction of domestic small and mid cap equity exposure in favor of more defensive large caps, while also trimming dedicated high yield and global bond exposure. A new position in JNL/Crescent High Income Fund was initiated in April in a number of Funds as a more conservative blend of high yield and floating rate fixed income exposure. International exposure was trimmed heading into the Brexit vote in June after a stress test revealed the potential for significant risk in the event of an exit vote. At that same time, the position in JNL/PIMCO Total Return Bond Fund was sold in favor of the more opportunistic JNL/Scout Unconstrained Bond Fund. This trade was part of a move toward more active and higher conviction underlying managers able to take advantage of bottom-up opportunities driven by reduced correlations. Finally, in December a position was initiated in JNL/PIMCO Real Return Fund for exposure to inflation protected bonds, while exposure to JNL Multi-Manager Mid Cap Fund was modestly increased and added to select international equity managers that had been out of favor.

JNL Disciplined Moderate Fund

Composition as of December 31, 2016:
Domestic Equity	35.8%
Domestic Fixed Income	34.3
International Equity	13.1
Domestic Balanced	7.7
Global Fixed Income	5.5
Emerging Markets Equity	3.6
Total Investments	100.0%

The investment objective for JNL Disciplined Moderate Fund is to seek capital growth. Current income is a secondary objective. The Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, JNL Disciplined Moderate Fund underperformed its primary benchmark by posting a return of 7.26% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund outperformed its blended benchmark of 7.18% for the 40% Russell 3000 Index, 20% MSCI All Country World ex U.S. Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 8 basis points (“bps”) for the year, driven by strong performance from the fixed income sleeve of the Fund. An overweight allocation to non-core bonds through JNL/PPM America High Yield Bond Fund (17.23%), JNL/PPM America Total Return Fund (5.68%), and JNL/Crescent High Income Fund (5.50%) boosted returns as high yield and less interest rate sensitive areas of the market flourished. Other notable contributors included the large cap oriented JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) within U.S. equities and JNL/Mellon Capital Emerging Markets Index Fund (10.09%).

Those were the few bright spots within domestic and international equities, as both of those sleeves lagged within the Fund. Despite an underweight allocation to international stocks, disappointing performances from developed market holdings such as JNL/Mellon Capital International Index Fund (0.80%) and actively managed JNL/WCM Focused International Equity Fund (0.12%) detracted noticeably. Core holdings in domestic equities such as JNL/T. Rowe Price Capital Appreciation Fund (7.77%) and JNL/T. Rowe Price Established Growth Fund (1.43%) trailed their category peers and the broader market as well.

JNL Disciplined Moderate Growth Fund

Composition as of December 31, 2016:
Domestic Equity	45.1%
International Equity	21.2
Domestic Fixed Income	17.6
Domestic Balanced	8.3
Emerging Markets Equity	5.1
Global Fixed Income	2.7
Total Investments	100.0%

The investment objective for JNL Disciplined Moderate Growth Fund is to seek capital growth and current income. The Fund allocates approximately 60% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, JNL Disciplined Moderate Growth Fund underperformed its primary benchmark by posting a return of 7.53% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 8.35% for the 50% Russell 3000 Index, 30% MSCI All Country World ex U.S. Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund underperformed its blended benchmark by -82 bps for the year. The underperformance owed mainly to underlying manager results within the domestic and international equity sleeves of the Fund. Core holdings in domestic large cap equities such as JNL/T. Rowe Price Capital Appreciation Fund (7.77%) and JNL/T. Rowe Price Established Growth Fund (1.43%) lagged their category peers and the broader market. Developed market international equities trailed not only the U.S. but global benchmarks as well, as shown by the disappointing returns of JNL/Mellon Capital International Index Fund (0.80%) as well as the actively managed JNL/WCM Focused International Equity Fund (0.12%).

An underweight allocation to international equities mitigated that performance somewhat, aided by solid returns in fixed income and small cap stocks. The fixed income sleeve benefitted from non-core bond exposure as high yield and less interest rate sensitive areas of the market flourished, evident by results from JNL/Crescent High Income Fund (5.50%) and JNL/Scout Unconstrained Bond Fund (4.53%). Other notable contributors included the large cap oriented JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) and JNL/Mellon Capital Emerging Markets Index Fund (10.09%), as emerging markets were one of the few bright spots overseas.

JNL Disciplined Growth Fund

Composition as of December 31, 2016:
Domestic Equity	55.9%
International Equity	23.7
Domestic Fixed Income	9.1
Emerging Markets Equity	6.1
Domestic Balanced	4.0
Global Fixed Income	1.2
Total Investments	100.0%

The investment objective for JNL Disciplined Growth Fund is capital growth. The Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

13

JNL Disciplined Funds Jackson National Asset Management, LLC (Unaudited)

For the year ended December 31, 2016, JNL Disciplined Growth Fund underperformed its primary benchmark by posting a return of 8.08% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 8.91% for the 55% Russell 3000 Index, 35% MSCI All Country World ex U.S. Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund underperformed its blended benchmark by -83 bps for the year. The underperformance owed mainly to underlying manager results within the domestic and international equity sleeves of the Fund. Core holdings in domestic large cap equities such as JNL/T. Rowe Price Capital Appreciation Fund (7.77%) and JNL/T. Rowe Price Established Growth Fund (1.43%) lagged their category peers and the broader market. Developed market international equities trailed not only the U.S. but global benchmarks as well, as shown by the disappointing returns of JNL/Mellon Capital International Index Fund (0.80%) as well as the actively managed JNL/WCM Focused International Equity Fund (0.12%).

An underweight allocation to international equities mitigated that performance somewhat, aided by solid returns in fixed income and small cap stocks. The fixed income sleeve benefitted from non-core bond exposure as high yield and less interest rate sensitive areas of the market flourished, evident by results from JNL/Crescent High Income Fund (5.50%) and JNL/Scout Unconstrained Bond Fund (4.53%). Other notable contributors included the large cap oriented JNL/DoubleLine Shiller Enhanced CAPE Fund (18.90%) and JNL/Mellon Capital Emerging Markets Index Fund (10.09%), as emerging markets were one of the few bright spots overseas.

14

JNL Disciplined Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL Disciplined Moderate Fund (Class A)

†40% Russell 3000 Index, 20% MSCI All Country World ex U.S. Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	7.26%
5 Year	8.04
Since Inception	4.40
(Inception date January 16, 2007)

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

JNL Disciplined Moderate Growth Fund (Class A)

†50% Russell 3000 Index, 30% MSCI All Country World Index ex U.S. Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	7.53%
5 Year	9.18
Since Inception	4.08
(Inception date January 16, 2007)

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

15

JNL Disciplined Funds Jackson National Asset Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL Disciplined Growth Fund (Class A)

†55% Russell 3000 Index, 35% MSCI All Country World ex U.S. Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	8.08%
5 Year	9.45
Since Inception	3.38
(Inception date January 16, 2007)

Jackson National Asset Management, LLC assumed portfolio management responsibility on August 29, 2011.

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

16

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Franklin Templeton Founding Strategy Fund

Composition as of December 31, 2016:
Global Equity	66.6%
Domestic Balanced	33.4
Total Investments	100.0%

The investment objective of JNL/Franklin Templeton Founding Strategy Fund is capital appreciation. The Fund seeks to achieve its objective by making approximately equal allocations of its assets and cash flows among the following Underlying Funds (“Underlying Funds”): JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Global Growth Fund and JNL/Franklin Templeton Mutual Shares Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

For the year ended December 31, 2016, JNL/Franklin Templeton Founding Strategy Fund outperformed its primary benchmark by posting a return of 13.43% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund outperformed its blended benchmark return of 6.91% for the 80% MSCI All Country World Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund outperformed its blended benchmark by 652 basis points (“bps”). Results were attributable to an overweight allocation to fixed income and the performance of the Underlying Funds relative to their respective benchmarks. All three of the Underlying Funds outperformed their respective benchmarks, especially JNL/Franklin Templeton Income Fund (14.12%), which almost doubled the performance of its blended bond and equity target. JNL/Franklin Templeton Global Growth Fund (10.58%), and JNL/Franklin Templeton Mutual Shares Fund (15.68%) also rebounded from disappointing performances in 2015 to excel in 2016.

JNL/Mellon Capital 10 x 10 Fund

Composition as of December 31, 2016:
Domestic Equity	80.1%
International Equity	10.0
Domestic Fixed Income	9.9
Total Investments	100.0%

The investment objective of JNL/Mellon Capital 10 x 10 Fund is capital appreciation and income. The Fund seeks to achieve its objective by investing in shares of the following Underlying Funds: 50% JNL/Mellon Capital JNL 5 Fund, 10% JNL/Mellon Capital S&P 500 Index Fund, 10% JNL/Mellon Capital S&P 400 MidCap Index Fund, 10% JNL/Mellon Capital Small Cap Index Fund, 10% JNL/Mellon Capital International Index Fund and 10% JNL/Mellon Capital Bond Index Fund. The Underlying Funds are a separate series of JNL Series Trust and JNL Variable Fund LLC. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

For the year ended December 31, 2016, JNL/Mellon Capital 10 x 10 Fund outperformed its primary benchmark by posting a return of 12.05% for Class A shares compared to 10.98% for the Dow Jones Aggressive Index. The Fund underperformed its blended benchmark return of 12.22% for the 60% S&P 500 Index, 10% S&P 400 Midcap Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund slightly underperformed its blended benchmark for the year. The primary detractor from relative performance was the underperformance of the Underlying Funds in four of the five segments of the Fund. The most significant individual detractor was JNL/Mellon Capital Bond Index Fund (1.92%), which trailed its broad bond benchmark by -73 bps. Also detracting from relative performance was JNL/Mellon Capital Small Cap Index Fund (25.87%) at -69 bps. The lone standout, and comprising half the Fund, was JNL/Mellon Capital JNL 5 Fund (12.18%), which modestly beat the S&P 500 Index for the year to boost the large cap equity segment into positive relative results.

JNL/Mellon Capital Index 5 Fund

Composition as of December 31, 2016:
Domestic Equity	61.8%
International Equity	19.3
Domestic Fixed Income	18.9
Total Investments	100.0%

The investment objective of JNL/Mellon Capital Index 5 is capital appreciation. The Fund seeks to achieve its objective by investing in approximately equal allocations in the following Underlying Funds: JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund and JNL/Mellon Capital Bond Index Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

For the year ended December 31, 2016, JNL/Mellon Capital Index 5 Fund outperformed its primary benchmark by posting a return of 11.92% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 12.48% for the 20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund underperformed its blended benchmark by -56 bps for the year. The primary detractor from relative performance was the performance of the Underlying Funds relative to their respective benchmarks. These included JNL/Mellon Capital Bond Index Fund (1.92%, -73 bps underperformance), JNL/Mellon Capital International Index Fund (0.80%, -20 bps underperformance), JNL/Mellon Capital S&P 500 Index Fund (11.37%, -59 bps underperformance), JNL/Mellon Capital S&P 400 MidCap Index Fund (20.12%, -62 bps underperformance) and JNL/Mellon Capital Small Cap Index Fund (25.87%, -69 bps underperformance).

JNL/S&P 4 Fund

Composition as of December 31, 2016:
Domestic Equity	100.0%
Total Investments	100.0%

The investment objective of JNL/S&P 4 Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the following Underlying Funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and JNL/S&P Total Yield Fund. The Underlying Funds are a separate series of JNL Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

For the year ended December 31, 2016, JNL/S&P 4 Fund underperformed its primary benchmark by posting a return of 10.29% for Class A shares compared to 11.96% for the S&P 500 Index.

The Fund underperformed its primary benchmark by -167 bps. Two of the four Underlying Funds underperformed the benchmark, JNL/S&P Intrinsic Value Fund (5.27%) and JNL/S&P Competitive Advantage Fund (5.70%), but they did so by a significant margin (more than -600 bps each). This underperformance outweighed solid results from JNL/S&P Total Yield Fund (12.62%) and the top performer of the group, JNL/S&P Dividend Income & Growth Fund (17.73%).

17

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/Franklin Templeton Founding Strategy Fund (Class A)

†80% MSCI All Country World Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	13.43%
5 Year	9.45
Since Inception	3.69
(Inception date January 16, 2007)

JNL/Mellon Capital 10 x 10 Fund (Class A)

†60% S&P 500 Index, 10% S&P Midcap 400 Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	12.05%
5 Year	11.92
Since Inception	4.82
(Inception date April 30, 2007)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

18

Funds of Funds Jackson National Asset Management, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/Mellon Capital Index 5 Fund (Class A)

†20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	11.92%
5 Year	10.37
Since Inception	5.18
(Inception date April 30, 2007)

JNL/S&P 4 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	10.29%
5 Year	14.87
Since Inception	9.72
(Inception date December 03, 2007)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

19

JNL/MMRS Funds Milliman Financial Risk Management LLC (Unaudited)

The investment objective of JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund (collectively “JNL/MMRS Funds”) is to provide growth of capital while seeking to manage volatility and provide downside protection by investment in other funds. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust and Jackson Variable Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/MMRS Conservative Fund

Composition as of December 31, 2016:
Domestic Fixed Income	51.3%
Domestic Equity	29.4
Emerging Markets Equity	5.5
International Equity	5.5
Global Fixed Income	5.0
Global Equity	3.3
Total Investments	100.0%

The Fund invests based on a neutral allocation of 60% of assets in Underlying Funds that invest primarily in fixed income securities and 40% of assets to Underlying Funds that invest primarily in equity securities. Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and JNL/T. Rowe Price Short-Term Bond Fund, the risk control Fund, and up to 50% of its assets in Underlying Funds that invest primarily in equity securities.

For the year ended December 31, 2016, JNL/MMRS Conservative Fund underperformed its primary benchmark by posting a return of 4.00% for Class A shares compared to 5.65% for the Dow Jones Moderately Conservative Index. The Fund underperformed its blended benchmark return of 5.73% for the 30% S&P 500 Index, 10% MSCI All Country World ex U.S. Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index.

JNL/MMRS Conservative Fund began 2016 at its maximum equity allocation of 45%. Volatility began to tick higher almost immediately, as concerns over economic weakness in China triggered a global equity market selloff. In response to elevated volatility, the Fund promptly reduced its equity exposure to between 30% and 35% and kept it in that range through the end of February. In early March, as volatility moderated, the Fund increased its equity allocation back to 45% and maintained that level for the rest of the year. The Fund’s static index allocation along with the performance of the individual Underlying Funds resulted in a cumulative drag versus the benchmark of -0.96%, while risk management activity created a drag of -0.55%.

JNL/MMRS Growth Fund

Composition as of December 31, 2016:
Domestic Equity	69.8%
International Equity	12.6
Emerging Markets Equity	12.6
Global Equity	5.0
Total Investments	100.0%

The Fund invests based on a neutral allocation of approximately 20% of assets in Underlying Funds that invest primarily in fixed income securities and 80% of assets in Underlying Funds that invest primarily in equity securities. Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets in Underlying Funds that invest primarily in fixed income securities and JNL/T. Rowe Price Short-Term Bond Fund, the risk control Fund, and 10% to 90% of its assets in Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by Milliman, such as extreme market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when Milliman determines there are opportunities or market conditions that warrant such an investment.

For the year ended December 31, 2016, JNL/MMRS Growth Fund underperformed its primary benchmark by posting a return of 2.64% for Class A shares compared to 9.31% for the Dow Jones Moderately Aggressive Index. The Fund underperformed its blended benchmark return of 8.69% for the 60% S&P 500 Index, 20% MSCI All Country World ex U.S. Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.

The equity allocation of JNL/MMRS Growth Fund traversed its entire permissible range in 2016. After beginning the year at approximately half of its 90% maximum, its equity allocation was quickly reduced in response to sharply higher global market volatility. As calm returned in early March, the Fund began to steadily increase its equity exposure, reaching 80% by mid-June. With the approach of the UK’s vote to exit the European Union, volatility ticked higher and the Fund reduced its equity exposure to 45% through the end of July. For the remainder of the summer and into the fall, the Fund gradually increased its equity allocation to 85% as volatility trended lower. As the U.S. presidential election drew nearer, the Fund de-allocated to 65% equity from mid-September through mid-November. After the election, the Fund quickly increased its equity allocation to its maximum, where it remained through year end. The Fund’s static index allocation along with the performance of the individual Underlying Funds resulted in a cumulative drag versus the benchmark of -1.83%, and risk management activity created a drag of -4.00%. While the Fund exhibited volatility and drawdown that were significantly less than those of its benchmarks, short lived bursts of volatility throughout 2016 created one of the more challenging environments in recent years for managed risk strategies.

JNL/MMRS Moderate Fund

Composition as of December 31, 2016:
Domestic Equity	49.7%
Domestic Fixed Income	25.7
International Equity	12.0
Emerging Markets Equity	5.9
Global Equity	3.6
Global Fixed Income	3.1
Total Investments	100.0%

The Fund invests based on a neutral allocation of 40% of assets in Underlying Funds that invest primarily in fixed income securities and 60% of assets in Underlying Funds that invest primarily in equity securities. As market conditions change, the Fund’s allocation will vary based on the Sub-Adviser’s risk management calculations. Under normal circumstances, the Fund allocates approximately 25% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and JNL/T. Rowe Price Short-Term Bond Fund, the risk control Fund, and up to 75% of its assets in Underlying Funds that invest primarily in equity securities.

For the year ended December 31, 2016, JNL/MMRS Moderate Fund underperformed its primary benchmark by posting a return of 3.11% for Class A shares compared to 7.67% for the Dow Jones Moderate Index. The Fund underperformed its blended benchmark return of 7.23% for the 45% S&P 500 Index, 15% MSCI All Country World ex U.S. Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

JNL/MMRS Moderate Fund began 2016 with an equity allocation of 57%, which was quickly reduced in response to sharply higher global market volatility. In early March the Fund began to steadily increase its equity allocation, reaching its 70% maximum by the third week of April. With the approach of the

20

JNL/MMRS Funds Milliman Financial Risk Management LLC (Unaudited)

UK vote to exit the European Union, volatility ticked higher and the Fund reduced its equity exposure to 45% through the end of July, at which point it reverted back to 70%. With the approach of the U.S. presidential election, the Fund de-allocated to 60% equity from mid-September through mid-November. After the election, the Fund quickly increased its equity allocation back to its maximum of 70%, where it remained through year end. The Fund’s static index allocation along with the performance of the individual Underlying Funds resulted in a cumulative drag versus the benchmark of 1.51%, and risk management activity produced a drag of -2.39%. While the Fund exhibited volatility and drawdown that were significantly less than those of its benchmarks, short lived bursts of volatility throughout 2016 created one of the more challenging environments in recent years for managed risk strategies.

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/MMRS Conservative Fund (Class A)

†30% S&P 500 Index, 10% MSCI All Country World ex U.S. Index, 60% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	4.00%
Since Inception	2.42
(Inception date April 28, 2014)

JNL/MMRS Growth Fund (Class A)

†60% S&P 500 Index, 20% MSCI All Country World ex U.S. Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	2.64%
Since Inception	0.41
(Inception date April 28, 2014)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

21

JNL/MMRS Funds Milliman Financial Risk Management LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/MMRS Moderate Fund (Class A)

†45% S&P 500 Index, 15% MSCI All Country World ex U.S. Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A Shares
1 Year	3.11%
Since Inception	1.07
(Inception date April 28, 2014)

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

22

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Underlying Funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust and Jackson Variable Series Trust. The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

On March 7, 2016, Standard and Poor’s Investment Advisory Services (“SPIAS”) implemented the following changes across JNL/S&P Funds. SPIAS shifted allocations in the three most aggressive funds (JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund) to emerging markets equities from developed international equities. In addition, allocations from short term investment grade were shifted to enhance allocations to high yield as their spreads widened to near 2008 “financial crisis” levels.

On April 22, 2016, SPIAS shifted allocations from JNL/Goldman Sachs Emerging Markets Debt Fund to the hard currency in JNL/DoubleLine Emerging Markets Fixed Income Fund. We trimmed allocations to JNL/PPM America High Yield Bond Fund to initiate an investment in the new JNL/Crescent High Income Fund to diversify our asset class exposure. Also, we ceased allocating to JNL/Invesco Large Cap Growth Fund and JNL/Morgan Stanley Mid Cap Growth Fund to enhance allocations to JNL/BlackRock Large Cap Select Growth Fund and JNL/JPMorgan MidCap Growth Fund, respectively.

On July 8, 2016, SPIAS trimmed allocations to JNL/Invesco Small Cap Growth Fund to raise allocations in JNL Multi-Manager Small Cap Growth Fund in the JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund.

On September 16, 2016, we eliminated allocations in JNL/Goldman Sachs Mid Cap Value Fund to invest in the new JNL Multi-Manager Mid Cap Fund.

JNL/S&P Managed Conservative Fund

Composition as of December 31, 2016:
Domestic Fixed Income	69.2%
Domestic Equity	14.8
Global Fixed Income	7.0
Alternative	4.0
International Equity	3.0
International Fixed Income	2.0
Total Investments	100.0%

The investment objective for JNL/S&P Managed Conservative Fund is to seek current income. Capital growth is a secondary objective. Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, JNL/S&P Managed Conservative Fund outperformed its primary benchmark by posting a return of 5.02% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its blended benchmark return of 4.03% for the 80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index and 5% MSCI EAFE Index.

In JNL/S&P Managed Conservative Fund, positive manager selection in the fixed income asset class relative to the Bloomberg Barclays U.S. Aggregate Bond Index were the leading contributors to performance during the year. The leading fixed income contributors included JNL/PPM America High Yield Bond Fund, JNL/Crescent High Income Fund and JNL/PPM America Total Return Fund. These were partially offset by negative relative contributions from JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/JPMorgan U.S. Government and Quality Bond Fund.

In the U.S. equity asset class relative to the S&P 500 Index, overall manager selection detracted from performance slightly offsetting positive fixed income manager selection. The leading relative detractors to performance included JNL/T. Rowe Price Established Growth Fund, JNL/JPMorgan MidCap Growth Fund and JNL Multi-Manager Small Cap Growth Fund. These were partially offset by positive relative contributions from JNL Multi-Manager Small Cap Value Fund, JNL/Invesco Mid Cap Value Fund and JNL/DFA U.S. Core Equity Fund.

Relative to the MSCI EAFE Index in the international equity asset class, overall manager selection detracted from performance headlined by negative contributions from JNL/Invesco International Growth Fund.

JNL/S&P Managed Moderate Fund

Composition as of December 31, 2016:
Domestic Fixed Income	47.7%
Domestic Equity	33.3
Global Fixed Income	7.2
Alternative	4.0
International Equity	3.7
International Fixed Income	2.0
Emerging Markets Equity	1.1
Global Equity	1.0
Total Investments	100.0%

The investment objective for JNL/S&P Managed Moderate Fund is current income and capital growth. Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed income securities and 0% to 25% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, JNL/S&P Managed Moderate Fund outperformed its primary benchmark by posting a return of 5.55% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its blended benchmark return of 5.38% for the 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index and 10% MSCI EAFE Index.

In JNL/S&P Managed Moderate Fund, positive manager selection in the fixed income asset class relative to the Bloomberg Barclays U.S. Aggregate Bond Index were the leading contributors to performance during the year. The leading fixed income contributors included JNL/PPM America High Yield Bond Fund, JNL/Crescent High Income Fund and JNL/PPM America Total Return Fund. These were partially offset by negative relative contributions from JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/JPMorgan U.S. Government and Quality Bond Fund.

In the U.S. equity asset class relative to the S&P 500 Index, overall manager selection detracted from performance mostly offsetting positive fixed income manager selection effects. The leading relative detractors to performance included JNL/T. Rowe Price Established Growth Fund, JNL/JPMorgan MidCap Growth Fund and JNL/BlackRock Large Cap Select Growth Fund. These were slightly offset by positive relative contributions from JNL Multi-Manager Small Cap Value Fund, JNL/Invesco Mid Cap Value Fund and JNL/DFA U.S. Core Equity Fund.

Relative to the MSCI EAFE Index overall manager selection effects were positive exclusively due to holding JNL/Lazard Emerging Markets Fund. It was partially offset by negative selection effects from the rest of the international equity managers headlined by JNL/Invesco International Growth Fund.

JNL/S&P Managed Moderate Growth Fund

Composition as of December 31, 2016:
Domestic Equity	47.2%
Domestic Fixed Income	30.6
Global Fixed Income	5.1
International Equity	5.1
Alternative	5.1
Emerging Markets Equity	2.8
Global Equity	2.5

23

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

International Fixed Income	1.6
Total Investments	100.0%

The investment objective of JNL/S&P Managed Moderate Growth Fund is capital growth and current income. Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, JNL/S&P Managed Moderate Growth Fund underperformed its primary benchmark by posting a return of 5.66% for Class A shares compared to 11.96% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 6.69% for the 45% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index.

Negative manager selection in the U.S. equity asset class relative to the S&P 500 Index were the leading detractors to performance during the year. The leading relative detractors to performance included JNL/T. Rowe Price Established Growth Fund, JNL/JPMorgan MidCap Growth Fund and JNL/BlackRock Large Cap Select Growth Fund. These were slightly offset by positive relative contributions from JNL Multi-Manager Small Cap Value Fund, JNL/WMC Value Fund and JNL/Invesco Mid Cap Value Fund.

Positive manager selection in the fixed income asset class relative to the Bloomberg Barclays U.S. Aggregate Bond Index were among the leading contributors to performance during the year. The leading fixed income contributors included JNL/PPM America High Yield Bond Fund, JNL/Crescent High Income Fund and JNL/Goldman Sachs Emerging Markets Debt Fund. These were partially offset by negative relative contributions from JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/JPMorgan U.S. Government and Quality Bond Fund.

Relative to the MSCI EAFE Index, overall manager selection was positive exclusively due to holding JNL/Lazard Emerging Markets Fund. It was partially offset by negative selection effects from the rest of the international equity managers headlined by JNL/Invesco International Growth Fund.

JNL/S&P Managed Growth Fund

Composition as of December 31, 2016:
Domestic Equity	64.0%
Domestic Fixed Income	15.4
International Equity	5.6
Alternative	4.8
Global Equity	4.6
Emerging Markets Equity	4.1
International Fixed Income	1.5
Total Investments	100.0%

The investment objective of JNL/S&P Managed Growth Fund is to seek capital growth. Current income is a secondary objective. Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed income securities and 0% to 15% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, the JNL/S&P Managed Growth Fund underperformed its primary benchmark by posting a return of 5.91% for Class A shares compared to 11.96% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 7.96% for the 60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index and 20% MSCI EAFE Index.

Negative manager selection effects in the U.S. equity asset class relative to S&P 500 Index were the leading detractors to performance during the year. The leading relative detractors to performance included JNL/T. Rowe Price Established Growth Fund, JNL/BlackRock Large Cap Select Growth Fund and JNL/JPMorgan MidCap Growth Fund. These were slightly offset by positive relative contributions from JNL Multi-Manager Small Cap Value Fund, JNL/WMC Value Fund and JNL/Invesco Mid Cap Value Fund.

Positive manager selection in the fixed income asset class relative to the Bloomberg Barclays U.S. Aggregate Bond Index were among the leading contributors to performance during the year. The leading fixed income contributors included JNL/PPM America High Yield Bond Fund, JNL/Crescent High Income Fund and JNL/Goldman Sachs Emerging Markets Debt Fund. These were slightly offset by negative relative contributions from JNL/T. Rowe Price Short-Term Bond Fund, JNL/PPM America Low Duration Bond Fund and JNL/DoubleLine Total Return Fund.

Relative to the MSCI EAFE Index, overall manager selection was positive exclusively due to holding JNL/Lazard Emerging Markets Fund. It was partially offset by negative selection effects from the rest of the international equity managers headlined by JNL/Causeway International Value Select Fund.

JNL/S&P Managed Aggressive Growth Fund

Composition as of December 31, 2016:
Domestic Equity	70.2%
International Equity	7.4
Domestic Fixed Income	6.6
Emerging Markets Equity	5.4
Global Equity	4.8
Alternative	4.7
International Fixed Income	0.9
Total Investments	100.0%

The investment objective of JNL/S&P Managed Aggressive Growth Fund is capital growth. Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

For the year ended December 31, 2016, the JNL/S&P Managed Aggressive Growth Fund underperformed its primary benchmark by posting a return of 6.00% for Class A shares compared to 11.96% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 8.30% for the 65% S&P 500 Index, 25% MSCI EAFE Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index.

Negative manager selection in the U.S. equity asset class relative to the S&P 500 Index were the leading detractors to performance during the year. The leading relative detractors to performance included JNL/T. Rowe Price Established Growth Fund, JNL/BlackRock Large Cap Select Growth Fund and JNL/JPMorgan MidCap Growth Fund. These were slightly offset by positive relative contributions including JNL Multi-Manager Small Cap Value Fund, JNL/WMC Value Fund and JNL/Invesco Mid Cap Value Fund.

Positive manager selection in the fixed income asset class relative to the Bloomberg Barclays U.S. Aggregate Bond Index were among the leading contributors to performance during the year. The leading fixed income contributors included JNL/PPM America High Yield Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund. These were slightly offset by negative relative contributions from JNL/T. Rowe Price Short-Term Bond Fund and JNL/DoubleLine Total Return Fund.

Relative to the MSCI EAFE Index, overall manager selection was positive exclusively due to holding JNL/Lazard Emerging Markets Fund. It was partially offset by negative selection effects from the rest of the international equity managers headlined by JNL/Oppenheimer Global Growth Fund.

24

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/S&P Managed Conservative Fund (Class A)

†80% Bloomberg Barclays U.S. Aggregate Bond Index, 15% S&P 500 Index, 5% MSCI EAFE Index

Average Annual Total Returns
Class A Shares
1 Year	5.02%
5 Year	3.92
10 Year	3.52

JNL/S&P Managed Moderate Fund (Class A)

†60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500 Index, 10% MSCI EAFE Index

Average Annual Total Returns
Class A Shares
1 Year	5.55%
5 Year	5.86
10 Year	4.15

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

25

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/S&P Managed Moderate Growth Fund (Class A)

†40% Bloomberg Barclays U.S. Aggregate Bond Index, 45% S&P 500 Index, 15% MSCI EAFE Index

Average Annual Total Returns
Class A Shares
1 Year	5.66%
5 Year	7.61
10 Year	4.60

JNL/S&P Managed Growth Fund (Class A)

†60% S&P 500 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 20% MSCI EAFE Index

Average Annual Total Returns
Class A Shares
1 Year	5.91%
5 Year	9.56
10 Year	4.80

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

26

JNL/S&P Funds Standard & Poor’s Investment Advisory Services LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period of the Fund’s benchmark(s).

JNL/S&P Managed Aggressive Growth Fund (Class A)

†65% S&P 500 Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE Index

Average Annual Total Returns
Class A Shares
1 Year	6.00%
5 Year	10.43
10 Year	4.77

Past performance in not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

27

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	215,021	$2,909,237
Total Investment Companies (cost $2,627,225)		2,909,237
Total Investments 100.0% (cost $2,627,225)		2,909,237
Other Assets and Liabilities, Net (0.0)%		(1,170)
Total Net Assets 100.0%		$2,908,067

(a) Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	42,030	$471,581
Total Investment Companies (cost $506,364)		471,581
Total Investments 100.0% (cost $506,364)		471,581
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		$471,409

(a) Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	24,470	$495,272
Total Investment Companies (cost $574,041)		495,272
Total Investments 100.0% (cost $574,041)		495,272
Other Assets and Liabilities, Net (0.0)%		(188)
Total Net Assets 100.0%		$495,084

(a) Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	90,997	$4,041,191
Total Investment Companies (cost $4,020,667)		4,041,191
Total Investments 100.0% (cost $4,020,667)		4,041,191
Other Assets and Liabilities, Net (0.0)%		(1,866)
Total Net Assets 100.0%		$4,039,325

(a) Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	65,429	$1,100,507
Total Investment Companies (cost $1,237,584)		1,100,507
Total Investments 100.0% (cost $1,237,584)		1,100,507
Other Assets and Liabilities, Net (0.0)%		(501)
Total Net Assets 100.0%		$1,100,006

(a) Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	45,875	$904,647
Total Investment Companies (cost $1,006,707)		904,647
Total Investments 100.0% (cost $1,006,707)		904,647
Other Assets and Liabilities, Net (0.0)%		(417)
Total Net Assets 100.0%		$904,230

(a) Investment in affiliate.

	Shares	Value
JNL Institutional Alt 20 Fund
INVESTMENT COMPANIES 100.0%
Alternative 19.1%
JNL Multi-Manager Alternative Fund - Class A (2.9%) (a)	2,413	$23,235
JNL/AQR Managed Futures Strategy Fund - Class A (6.4%) (a)	5,175	43,883
JNL/BlackRock Global Long Short Credit Fund (7.2%) (a)	2,842	27,001
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.3%) (a)	5,712	58,721
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.7%) (a)	486	6,279
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (7.8%) (a)	3,467	33,596
JNL/Invesco Global Real Estate Fund - Class A (0.7%) (a)	1,292	12,319
JNL/Neuberger Berman Currency Fund (9.0%) (a)	1,932	18,855
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.0%) (a)	31	405
JNL/Nicholas Convertible Arbitrage Fund (6.1%) (a)	2,289	23,001
JNL/PPM America Long Short Credit Fund (3.5%) (a)	386	3,458
JNL/Westchester Capital Event Driven Fund - Class A (10.4%) (a)	3,843	37,279
		288,032
Domestic Equity 33.7%
JNL Multi-Manager Mid Cap Fund - Class A (6.0%) (a)	4,530	48,331
JNL/DFA U.S. Micro Cap Fund (19.6%) (a)	2,287	22,227
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.8%) (a)	5,514	70,912
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.4%) (a)	4,729	88,194
JNL/Mellon Capital Small Cap Index Fund - Class A (1.6%) (a)	2,041	37,554
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	2,097	72,735
JNL/T. Rowe Price Value Fund - Class A (2.1%) (a)	5,703	88,977
JNL/The London Company Focused U.S. Equity Fund (47.5%) (a)	6,091	78,632
		507,562
Domestic Fixed Income 23.3%
JNL/Crescent High Income Fund - Class A (3.7%) (a)	2,183	23,031
JNL/DoubleLine Total Return Fund (6.2%) (a)	14,754	157,865
JNL/PIMCO Real Return Fund - Class A (1.1%) (a)	2,027	19,564
JNL/PIMCO Total Return Bond Fund - Class A (0.5%) (a)	1,582	19,473
JNL/PPM America High Yield Bond Fund - Class A (0.8%) (a)	1,465	19,725
JNL/PPM America Total Return Fund - Class A (4.3%) (a)	4,175	48,931
JNL/Scout Unconstrained Bond Fund - Class A (5.3%) (a)	6,372	63,271
		351,860
Emerging Markets Equity 3.2%
JNL/Lazard Emerging Markets Fund - Class A (4.5%) (a)	4,343	39,171
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.2%) (a)	1,119	9,454
		48,625
Global Fixed Income 3.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (a)	5,259	54,482
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	318	3,394
		57,876
International Equity 16.9%
JNL/Mellon Capital International Index Fund - Class A (7.1%) (a)	12,551	160,901

See accompanying Notes to Financial Statements.

28

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
JNL/WCM Focused International Equity Fund (9.2%) (a)	8,461	93,162
		254,063
Total Investment Companies (cost $1,489,340)		1,508,018
Total Investments 100.0% (cost $1,489,340)		1,508,018
Other Assets and Liabilities, Net (0.0)%		(263)
Total Net Assets 100.0%		$1,507,755

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 35 Fund
INVESTMENT COMPANIES 100.0%
Alternative 33.5%
JNL Multi-Manager Alternative Fund - Class A (3.2%) (a)	2,708	$26,082
JNL/AQR Managed Futures Strategy Fund - Class A (14.1%) (a)	11,382	96,522
JNL/AQR Risk Parity Fund (1.0%) (a)	27	349
JNL/BlackRock Global Long Short Credit Fund (16.8%) (a)	6,606	62,756
JNL/Boston Partners Global Long Short Equity Fund - Class A (17.8%) (a)	12,338	126,830
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.7%) (a)	1,168	15,088
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.3%) (a)	7,654	74,169
JNL/Invesco Global Real Estate Fund - Class A (1.5%) (a)	2,837	27,037
JNL/Neuberger Berman Currency Fund (20.6%) (a)	4,430	43,237
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.8%) (a)	171	2,215
JNL/Nicholas Convertible Arbitrage Fund (15.7%) (a)	5,887	59,162
JNL/PPM America Long Short Credit Fund (19.8%) (a)	2,160	19,334
JNL/Red Rocks Listed Private Equity Fund - Class A (0.9%) (a)	496	4,373
JNL/Westchester Capital Event Driven Fund - Class A (19.5%) (a)	7,234	70,168
		627,322
Domestic Equity 27.2%
JNL Multi-Manager Mid Cap Fund - Class A (6.4%) (a)	4,833	51,572
JNL/DFA U.S. Micro Cap Fund (14.8%) (a)	1,727	16,781
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (11.2%) (a)	7,032	90,433
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.6%) (a)	5,507	102,710
JNL/Mellon Capital Small Cap Index Fund - Class A (1.2%) (a)	1,548	28,473
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	2,139	74,214
JNL/T. Rowe Price Value Fund - Class A (2.0%) (a)	5,465	85,246
JNL/The London Company Focused U.S. Equity Fund (36.1%) (a)	4,637	59,868
		509,297
Domestic Fixed Income 19.2%
JNL/Crescent High Income Fund - Class A (4.7%) (a)	2,809	29,630
JNL/DoubleLine Total Return Fund (6.5%) (a)	15,652	167,471
JNL/PIMCO Real Return Fund - Class A (1.3%) (a)	2,436	23,507
JNL/PIMCO Total Return Bond Fund - Class A (0.6%) (a)	1,807	22,245
JNL/PPM America Total Return Fund - Class A (3.9%) (a)	3,753	43,988
JNL/Scout Unconstrained Bond Fund - Class A (6.0%) (a)	7,201	71,504
		358,345
Emerging Markets Equity 2.6%
JNL/Lazard Emerging Markets Fund - Class A (4.5%) (a)	4,366	39,385
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.3%) (a)	1,157	9,777
		49,162
	Shares	Value
Global Fixed Income 3.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (a)	5,312	55,035
JNL/Neuberger Berman Strategic Income Fund - Class A (1.5%) (a)	838	8,953
		63,988
International Equity 14.1%
JNL/Mellon Capital International Index Fund - Class A (7.2%) (a)	12,610	161,665
JNL/WCM Focused International Equity Fund (10.1%) (a)	9,282	102,191
		263,856
Total Investment Companies (cost $1,863,053)		1,871,970
Total Investments 100.0% (cost $1,863,053)		1,871,970
Other Assets and Liabilities, Net (0.0)%		(328)
Total Net Assets 100.0%		$1,871,642

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 48.9%
JNL Multi-Manager Alternative Fund - Class A (8.9%) (a)	7,387	$71,139
JNL/AQR Managed Futures Strategy Fund - Class A (26.2%) (a)	21,174	179,557
JNL/AQR Risk Parity Fund (3.6%) (a)	99	1,271
JNL/BlackRock Global Long Short Credit Fund (32.8%) (a)	12,939	122,919
JNL/Boston Partners Global Long Short Equity Fund - Class A (36.7%) (a)	25,393	261,041
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (3.4%) (a)	2,404	31,059
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (34.2%) (a)	15,121	146,520
JNL/Invesco Global Real Estate Fund - Class A (3.0%) (a)	5,731	54,616
JNL/Neuberger Berman Currency Fund (40.9%) (a)	8,807	85,955
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (18.7%) (a)	296	3,834
JNL/Nicholas Convertible Arbitrage Fund (30.1%) (a)	11,316	113,722
JNL/PPM America Long Short Credit Fund (47.1%) (a)	5,134	45,954
JNL/Red Rocks Listed Private Equity Fund - Class A (3.0%) (a)	1,569	13,825
JNL/Westchester Capital Event Driven Fund - Class A (35.1%) (a)	13,008	126,179
		1,257,591
Domestic Equity 19.3%
JNL Multi-Manager Mid Cap Fund - Class A (7.1%) (a)	5,347	57,051
JNL/DFA U.S. Micro Cap Fund (14.8%) (a)	1,728	16,797
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (9.2%) (a)	5,805	74,653
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.6%) (a)	5,662	105,590
JNL/Mellon Capital Small Cap Index Fund - Class A (0.9%) (a)	1,158	21,309
JNL/T. Rowe Price Established Growth Fund - Class A (1.7%) (a)	3,199	110,958
JNL/T. Rowe Price Value Fund - Class A (2.6%) (a)	7,126	111,164
		497,522
Domestic Fixed Income 16.0%
JNL/Crescent High Income Fund - Class A (7.0%) (a)	4,153	43,817
JNL/DoubleLine Total Return Fund (7.8%) (a)	18,682	199,903
JNL/PIMCO Real Return Fund - Class A (1.5%) (a)	2,633	25,404
JNL/PPM America Total Return Fund - Class A (5.1%) (a)	4,891	57,321
JNL/Scout Unconstrained Bond Fund - Class A (7.0%) (a)	8,427	83,681
		410,126

See accompanying Notes to Financial Statements.

29

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
Emerging Markets Equity 2.3%
JNL/Lazard Emerging Markets Fund - Class A (4.9%) (a)	4,774	43,064
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (5.6%) (a)	1,938	16,373
		59,437
Global Fixed Income 2.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.7%) (a)	6,119	63,392
JNL/Neuberger Berman Strategic Income Fund - Class A (1.9%) (a)	1,072	11,447
		74,839
International Equity 10.6%
JNL/Mellon Capital International Index Fund - Class A (8.0%) (a)	14,021	179,748
JNL/WCM Focused International Equity Fund (9.1%) (a)	8,347	91,905
		271,653
Total Investment Companies (cost $2,611,086)		2,571,168
Total Investments 100.0% (cost $2,611,086)		2,571,168
Other Assets and Liabilities, Net (0.0)%		(442)
Total Net Assets 100.0%		$2,570,726

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Alt 65 Fund
INVESTMENT COMPANIES 100.0%
Alternative 64.4%
JNL Multi-Manager Alternative Fund - Class A (3.3%) (a)	2,722	$26,209
JNL/AQR Managed Futures Strategy Fund - Class A (7.7%) (a)	6,227	52,802
JNL/BlackRock Global Long Short Credit Fund (8.5%) (a)	3,349	31,818
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.9%) (a)	6,853	70,447
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.8%) (a)	573	7,398
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.1%) (a)	4,481	43,419
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (a)	1,692	16,123
JNL/Neuberger Berman Currency Fund (11.3%) (a)	2,439	23,808
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.3%) (a)	20	265
JNL/Nicholas Convertible Arbitrage Fund (8.1%) (a)	3,060	30,757
JNL/PPM America Long Short Credit Fund (12.5%) (a)	1,359	12,168
JNL/Westchester Capital Event Driven Fund - Class A (9.9%) (a)	3,660	35,506
		350,720
Domestic Equity 15.5%
JNL Multi-Manager Mid Cap Fund - Class A (1.6%) (a)	1,175	12,537
JNL/DFA U.S. Micro Cap Fund (0.5%) (a)	63	608
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.0%) (a)	1,250	16,081
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	1,052	19,616
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	489	16,953
JNL/T. Rowe Price Value Fund - Class A (0.4%) (a)	1,202	18,748
		84,543
Domestic Fixed Income 8.9%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	487	5,139
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,467	26,395
JNL/PPM America Total Return Fund - Class A (0.5%) (a)	486	5,698
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (a)	1,132	11,243
		48,475
	Shares	Value
Emerging Markets Equity 1.8%
JNL/Lazard Emerging Markets Fund - Class A (0.7%) (a)	681	6,146
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.2%) (a)	416	3,512
		9,658
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	638	6,610
International Equity 8.2%
JNL/Mellon Capital International Index Fund - Class A (1.3%) (a)	2,232	28,609
JNL/WCM Focused International Equity Fund (1.6%) (a)	1,452	15,989
		44,598
Total Investment Companies (cost $558,557)		544,604
Total Investments 100.0% (cost $558,557)		544,604
Other Assets and Liabilities, Net (0.0)%		(123)
Total Net Assets 100.0%		$544,481

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Balanced Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 32.5%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	14,673	$198,521
American Funds Insurance Series - Growth Fund - Class 1	2,388	160,711
American Funds Insurance Series - Growth-Income Fund - Class 1	4,399	195,346
		554,578
Domestic Fixed Income 35.1%
American Funds Insurance Series - Bond Fund - Class 1	31,734	342,722
American Funds Insurance Series - High-Income Bond Fund - Class 1 (a)	14,712	149,769
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	8,891	107,137
		599,628
Emerging Markets Equity 4.5%
American Funds Insurance Series - New World Fund - Class 1	3,910	77,107
Global Equity 18.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (a)	7,855	102,270
American Funds Insurance Series - Global Growth Fund - Class 1	5,306	127,618
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,209	85,188
		315,076
Global Fixed Income 6.5%
American Funds Insurance Series - Global Bond Fund - Class 1	9,935	111,468
International Equity 3.0%
American Funds Insurance Series - International Fund - Class 1	3,052	51,341
Total Investment Companies (cost $1,748,365)		1,709,198
Total Investments 100.0% (cost $1,748,365)		1,709,198
Other Assets and Liabilities, Net (0.0)%		(757)
Total Net Assets 100.0%		$1,708,441

(a) Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	14,826	$200,591
American Funds Insurance Series - Growth Fund - Class 1	2,506	168,610

See accompanying Notes to Financial Statements.

30

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
American Funds Insurance Series - Growth-Income Fund - Class 1	4,263	189,302
		558,503
Domestic Fixed Income 16.1%
American Funds Insurance Series - Bond Fund - Class 1	10,771	116,328
American Funds Insurance Series - High-Income Bond Fund - Class 1	6,051	61,602
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	3,409	41,077
		219,007
Emerging Markets Equity 8.0%
American Funds Insurance Series - New World Fund - Class 1	5,552	109,495
Global Equity 26.3%
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (a)	7,835	102,010
American Funds Insurance Series - Global Growth Fund - Class 1	6,921	166,447
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,376	88,572
		357,029
Global Fixed Income 4.5%
American Funds Insurance Series - Global Bond Fund - Class 1	5,493	61,629
International Equity 4.0%
American Funds Insurance Series - International Fund - Class 1	3,257	54,790
Total Investment Companies (cost $1,407,296)		1,360,453
Total Investments 100.0% (cost $1,407,296)		1,360,453
Other Assets and Liabilities, Net (0.0)%		(606)
Total Net Assets 100.0%		$1,359,847

(a) Investment in affiliate.

JNL Disciplined Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 7.7%
JNL/T. Rowe Price Capital Appreciation Fund (8.5%) (a)	8,669	$109,662
Domestic Equity 35.8%
JNL Multi-Manager Mid Cap Fund - Class A (8.7%) (a)	6,571	70,109
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (10.8%) (a)	6,792	87,342
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.0%) (a)	10,161	189,499
JNL/Mellon Capital Small Cap Index Fund - Class A (1.8%) (a)	2,281	41,965
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (a)	1,414	49,063
JNL/T. Rowe Price Value Fund - Class A (1.7%) (a)	4,491	70,064
		508,042
Domestic Fixed Income 34.3%
JNL/Crescent High Income Fund - Class A (4.0%) (a)	2,364	24,940
JNL/DoubleLine Total Return Fund (7.7%) (a)	18,396	196,842
JNL/PIMCO Credit Income Fund (11.5%) (a)	3,831	42,873
JNL/PIMCO Real Return Fund - Class A (1.8%) (a)	3,351	32,334
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (a)	2,118	28,510
JNL/PPM America Total Return Fund - Class A (6.3%) (a)	6,099	71,475
JNL/Scout Unconstrained Bond Fund - Class A (7.4%) (a)	8,987	89,239
		486,213
Emerging Markets Equity 3.6%
JNL/Mellon Capital Emerging Market Index Fund - Class A (5.3%) (a)	5,787	50,525
Global Fixed Income 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.5%) (a)	7,483	77,519
International Equity 13.1%
JNL/Mellon Capital International Index Fund - Class A (4.4%) (a)	7,789	99,851
	Shares	Value
JNL/WCM Focused International Equity Fund (8.5%) (a)	7,833	86,245
		186,096
Total Investment Companies (cost $1,389,564)		1,418,057
Total Investments 100.0% (cost $1,389,564)		1,418,057
Other Assets and Liabilities, Net (0.0)%		(214)
Total Net Assets 100.0%		$1,417,843

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 8.3%
JNL/T. Rowe Price Capital Appreciation Fund (11.8%) (a)	12,026	$152,127
Domestic Equity 45.1%
JNL Multi-Manager Mid Cap Fund - Class A (13.1%) (a)	9,890	105,529
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (18.6%) (a)	11,712	150,611
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.5%) (a)	15,466	288,441
JNL/Mellon Capital Small Cap Index Fund - Class A (3.0%) (a)	3,725	68,529
JNL/T. Rowe Price Established Growth Fund - Class A (1.4%) (a)	2,635	91,407
JNL/T. Rowe Price Value Fund - Class A (3.0%) (a)	8,227	128,342
		832,859
Domestic Fixed Income 17.6%
JNL/Crescent High Income Fund - Class A (5.2%) (a)	3,064	32,325
JNL/DoubleLine Total Return Fund (5.3%) (a)	12,615	134,985
JNL/PIMCO Credit Income Fund (8.8%) (a)	2,911	32,578
JNL/PIMCO Real Return Fund - Class A (1.3%) (a)	2,423	23,383
JNL/PPM America Total Return Fund - Class A (2.9%) (a)	2,779	32,564
JNL/Scout Unconstrained Bond Fund - Class A (5.8%) (a)	7,008	69,593
		325,428
Emerging Markets Equity 5.1%
JNL/Mellon Capital Emerging Market Index Fund - Class A (9.8%) (a)	10,730	93,676
Global Fixed Income 2.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (2.9%) (a)	4,864	50,389
International Equity 21.2%
JNL/Mellon Capital International Index Fund - Class A (7.0%) (a)	12,314	157,867
JNL/S&P International 5 Fund - Class A (49.4%) (a)	5,799	55,434
JNL/WCM Focused International Equity Fund (17.6%) (a)	16,108	177,353
		390,654
Total Investment Companies (cost $1,799,971)		1,845,133
Total Investments 100.0% (cost $1,799,971)		1,845,133
Other Assets and Liabilities, Net (0.0)%		(268)
Total Net Assets 100.0%		$1,844,865

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Disciplined Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund (2.7%) (a)	2,797	$35,379
Domestic Equity 55.9%
JNL Multi-Manager Mid Cap Fund - Class A (6.8%) (a)	5,157	55,022
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (11.9%) (a)	7,494	96,376
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.3%) (a)	8,001	149,219

See accompanying Notes to Financial Statements.

31

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
JNL/Mellon Capital Small Cap Index Fund - Class A (1.6%) (a)	2,026	37,279
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	2,086	72,357
JNL/T. Rowe Price Value Fund - Class A (2.0%) (a)	5,355	83,539
		493,792
Domestic Fixed Income 9.1%
JNL/Crescent High Income Fund - Class A (1.8%) (a)	1,055	11,129
JNL/DoubleLine Total Return Fund (1.4%) (a)	3,334	35,671
JNL/PIMCO Credit Income Fund (2.4%) (a)	800	8,954
JNL/Scout Unconstrained Bond Fund - Class A (2.0%) (a)	2,463	24,455
		80,209
Emerging Markets Equity 6.1%
JNL/Mellon Capital Emerging Market Index Fund - Class A (5.6%) (a)	6,198	54,107
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	1,064	11,025
International Equity 23.7%
JNL/Mellon Capital International Index Fund - Class A (3.9%) (a)	6,945	89,036
JNL/S&P International 5 Fund - Class A (27.6%) (a)	3,247	31,042
JNL/WCM Focused International Equity Fund (8.9%) (a)	8,143	89,658
		209,736
Total Investment Companies (cost $859,837)		884,248
Total Investments 100.0% (cost $859,837)		884,248
Other Assets and Liabilities, Net (0.0)%		(138)
Total Net Assets 100.0%		$884,110

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.4%
JNL/Franklin Templeton Income Fund - Class A (19.6%) (a)	42,863	$485,212
Global Equity 66.6%
JNL/Franklin Templeton Global Growth Fund - Class A (50.8%) (a)	47,788	485,054
JNL/Franklin Templeton Mutual Shares Fund - Class A (40.6%) (a)	42,814	484,222
		969,276
Total Investment Companies (cost $1,244,757)		1,454,488
Total Investments 100.0% (cost $1,244,757)		1,454,488
Other Assets and Liabilities, Net (0.0)%		(127)
Total Net Assets 100.0%		$1,454,361

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.1%
JNL/Mellon Capital JNL 5 Fund - Class A (6.7%) (a)	15,868	$216,278
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.7%) (a)	2,154	43,724
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (a)	2,321	43,290
JNL/Mellon Capital Small Cap Index Fund - Class A (2.0%) (a)	2,460	45,266
		348,558
Domestic Fixed Income 9.9%
JNL/Mellon Capital Bond Index Fund - Class A (3.8%) (a)	3,728	43,355
	Shares	Value
International Equity 10.0%
JNL/Mellon Capital International Index Fund - Class A (1.9%) (a)	3,388	43,432
Total Investment Companies (cost $329,031)		435,345
Total Investments 100.0% (cost $329,031)		435,345
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		$435,310

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.8%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.6%) (a)	8,583	$174,231
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.6%) (a)	9,025	168,312
JNL/Mellon Capital Small Cap Index Fund - Class A (7.8%) (a)	9,804	180,396
		522,939
Domestic Fixed Income 18.9%
JNL/Mellon Capital Bond Index Fund - Class A (14.1%) (a)	13,744	159,843
International Equity 19.3%
JNL/Mellon Capital International Index Fund - Class A (7.3%) (a)	12,786	163,917
Total Investment Companies (cost $686,173)		846,699
Total Investments 100.0% (cost $686,173)		846,699
Other Assets and Liabilities, Net (0.0)%		(61)
Total Net Assets 100.0%		$846,638

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.4%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.7%) (a)	427	$8,674
JNL/Invesco Small Cap Growth Fund - Class A (0.8%) (a)	634	12,986
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.9%) (a)	472	8,627
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.5%) (a)	581	13,077
JNL/Mellon Capital S&P 24 Fund - Class A (2.3%) (a)	855	13,007
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.5%) (a)	643	13,048
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	899	12,941
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	837	13,067
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (a)	1,022	12,924
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (a)	217	8,666
		117,017
Domestic Fixed Income 51.3%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.2%) (a)	4,155	48,074
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.2%) (a)	3,666	48,062
JNL/Mellon Capital Bond Index Fund - Class A (4.2%) (a)	4,135	48,086
JNL/PIMCO Real Return Fund - Class A (1.1%) (a)	2,075	20,028
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (a)	3,252	40,037
		204,287
Emerging Markets Equity 5.5%
JNL/Mellon Capital Emerging Market Index Fund - Class A (2.3%) (a)	2,524	22,037

See accompanying Notes to Financial Statements.

32

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.1%) (a)	1,155	13,068
Global Fixed Income 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.4%) (a)	1,876	20,031
International Equity 5.5%
JNL/Invesco International Growth Fund - Class A (1.8%) (a)	1,885	21,964
Total Investment Companies (cost $413,355)		398,404
Total Investments 100.0% (cost $413,355)		398,404
Other Assets and Liabilities, Net (0.0)%		(139)
Total Net Assets 100.0%		$398,265

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 69.8%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.2%) (a)	143	$2,905
JNL/Invesco Small Cap Growth Fund - Class A (0.2%) (a)	142	2,903
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.3%) (a)	126	2,312
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (a)	156	3,502
JNL/Mellon Capital S&P 24 Fund - Class A (0.4%) (a)	153	2,329
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (a)	172	3,498
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (a)	280	4,030
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	299	4,670
JNL/S&P Intrinsic Value Fund - Class A (0.2%) (a)	317	4,014
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (a)	58	2,324
		32,487
Emerging Markets Equity 12.6%
JNL/Mellon Capital Emerging Market Index Fund - Class A (0.6%) (a)	670	5,850
Global Equity 5.0%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.2%) (a)	207	2,337
International Equity 12.6%
JNL/Invesco International Growth Fund - Class A (0.5%) (a)	505	5,883
Total Investment Companies (cost $47,377)		46,557
Total Investments 100.0% (cost $47,377)		46,557
Other Assets and Liabilities, Net (0.0)%		(15)
Total Net Assets 100.0%		$46,542

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.7%) (a)	441	$8,966
JNL/Invesco Small Cap Growth Fund - Class A (0.6%) (a)	438	8,964
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.7%) (a)	367	6,710
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.4%) (a)	399	8,987
JNL/Mellon Capital S&P 24 Fund - Class A (1.2%) (a)	443	6,741
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.4%) (a)	554	11,240
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (a)	774	11,145
	Shares	Value
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	868	13,545
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	879	11,120
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (a)	169	6,737
		94,155
Domestic Fixed Income 25.7%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.9%) (a)	894	10,346
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.8%) (a)	900	11,803
JNL/Mellon Capital Bond Index Fund - Class A (1.0%) (a)	1,015	11,807
JNL/PIMCO Real Return Fund - Class A (0.3%) (a)	613	5,920
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	721	8,877
		48,753
Emerging Markets Equity 5.9%
JNL/Mellon Capital Emerging Market Index Fund - Class A (1.2%) (a)	1,279	11,161
Global Equity 3.6%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.6%) (a)	598	6,761
Global Fixed Income 3.1%
JNL/Neuberger Berman Strategic Income Fund - Class A (1.0%) (a)	554	5,922
International Equity 12.0%
JNL/Invesco International Growth Fund - Class A (1.8%) (a)	1,949	22,710
Total Investment Companies (cost $193,267)		189,462
Total Investments 100.0% (cost $193,267)		189,462
Other Assets and Liabilities, Net (0.0)%		(63)
Total Net Assets 100.0%		$189,399

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class A (61.2%) (a)	123,142	$1,773,239
JNL/S&P Dividend Income & Growth Fund - Class A (31.1%) (a)	115,802	1,807,676
JNL/S&P Intrinsic Value Fund - Class A (66.9%) (a)	139,775	1,768,153
JNL/S&P Total Yield Fund - Class A (74.6%) (a)	133,373	1,773,867
Total Investment Companies (cost $7,368,051)		7,122,935
Total Investments 100.0% (cost $7,368,051)		7,122,935
Other Assets and Liabilities, Net (0.0)%		(459)
Total Net Assets 100.0%		$7,122,476

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (5.9%) (a)	4,940	$47,573
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (a)	1,680	16,007
		63,580
Domestic Equity 14.8%
JNL Multi-Manager Mid Cap Fund - Class A (1.9%) (a)	1,471	15,699
JNL Multi-Manager Small Cap Growth Fund - Class A (1.2%) (a)	769	15,645
JNL Multi-Manager Small Cap Value Fund - Class A (1.3%) (a)	1,077	15,681
JNL/DFA U.S. Core Equity Fund - Class A (3.3%) (a)	2,671	31,328
JNL/Invesco Mid Cap Value Fund - Class A (2.5%) (a)	982	15,710

See accompanying Notes to Financial Statements.

33

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
JNL/JPMorgan MidCap Growth Fund - Class A (2.0%) (a)	1,153	31,214
JNL/T. Rowe Price Established Growth Fund - Class A (0.7%) (a)	1,354	46,958
JNL/T. Rowe Price Value Fund - Class A (1.1%) (a)	3,020	47,116
JNL/WMC Value Fund - Class A (0.9%) (a)	685	15,696
		235,047
Domestic Fixed Income 69.2%
JNL/Crescent High Income Fund - Class A (10.2%) (a)	6,020	63,515
JNL/DoubleLine Total Return Fund (5.6%) (a)	13,409	143,481
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.2%) (a)	4,134	47,831
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (9.6%) (a)	10,941	143,434
JNL/PIMCO Real Return Fund - Class A (3.6%) (a)	6,614	63,822
JNL/PIMCO Total Return Bond Fund - Class A (2.6%) (a)	7,780	95,770
JNL/PPM America Floating Rate Income Fund - Class A (2.3%) (a)	3,004	31,785
JNL/PPM America High Yield Bond Fund - Class A (3.4%) (a)	5,907	79,515
JNL/PPM America Low Duration Bond Fund - Class A (12.5%) (a)	11,129	111,294
JNL/PPM America Total Return Fund - Class A (9.8%) (a)	9,516	111,533
JNL/Scout Unconstrained Bond Fund - Class A (8.0%) (a)	9,609	95,418
JNL/T. Rowe Price Short-Term Bond Fund - Class A (6.7%) (a)	11,314	111,216
		1,098,614
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.4%) (a)	10,662	110,455
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class A (2.0%) (a)	1,174	15,843
JNL/Invesco International Growth Fund - Class A (1.3%) (a)	1,367	15,930
JNL/WCM Focused International Equity Fund (1.6%) (a)	1,441	15,866
		47,639
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (11.7%) (a)	1,516	15,900
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (5.1%) (a)	1,560	15,596
		31,496
Total Investment Companies (cost $1,611,633)		1,586,831
Total Investments 100.0% (cost $1,611,633)		1,586,831
Other Assets and Liabilities, Net (0.0)%		(263)
Total Net Assets 100.0%		$1,586,568

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class A (12.1%) (a)	10,065	$96,927
JNL/Invesco Global Real Estate Fund - Class A (1.8%) (a)	3,460	32,971
		129,898
Domestic Equity 33.3%
JNL Multi-Manager Mid Cap Fund - Class A (4.3%) (a)	3,226	34,422
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (a)	1,696	34,504
JNL Multi-Manager Small Cap Value Fund - Class A (6.1%) (a)	5,148	74,954
JNL/BlackRock Large Cap Select Growth Fund - Class A (1.3%) (a)	1,193	33,071
JNL/DFA U.S. Core Equity Fund - Class A (3.8%) (a)	3,077	36,091
	Shares	Value
JNL/Goldman Sachs Mid Cap Value Fund - Class A (2.1%) (a)	1,800	19,567
JNL/Invesco Mid Cap Value Fund - Class A (5.7%) (a)	2,228	35,648
JNL/Invesco Small Cap Growth Fund - Class A (2.3%) (a)	1,702	34,862
JNL/JPMorgan MidCap Growth Fund - Class A (6.3%) (a)	3,621	98,057
JNL/T. Rowe Price Established Growth Fund - Class A (4.7%) (a)	8,742	303,245
JNL/T. Rowe Price Value Fund - Class A (6.6%) (a)	17,933	279,761
JNL/WMC Value Fund - Class A (6.2%) (a)	4,640	106,341
		1,090,523
Domestic Fixed Income 47.7%
JNL/Crescent High Income Fund - Class A (14.7%) (a)	8,679	91,562
JNL/DoubleLine Total Return Fund (8.9%) (a)	21,369	228,644
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.8%) (a)	12,359	162,028
JNL/PIMCO Real Return Fund - Class A (7.5%) (a)	13,603	131,271
JNL/PIMCO Total Return Bond Fund - Class A (3.6%) (a)	10,875	133,877
JNL/PPM America High Yield Bond Fund - Class A (6.0%) (a)	10,517	141,553
JNL/PPM America Low Duration Bond Fund - Class A (20.7%) (a)	18,454	184,538
JNL/PPM America Total Return Fund - Class A (14.5%) (a)	14,044	164,601
JNL/Scout Unconstrained Bond Fund - Class A (12.7%) (a)	15,354	152,467
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.5%) (a)	17,623	173,234
		1,563,775
Emerging Markets Equity 1.1%
JNL/Lazard Emerging Markets Fund - Class A (3.9%) (a)	3,822	34,474
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class A (1.9%) (a)	2,444	33,587
Global Fixed Income 7.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (13.7%) (a)	22,891	237,149
International Equity 3.7%
JNL/Causeway International Value Select Fund - Class A (3.8%) (a)	2,232	30,130
JNL/Invesco International Growth Fund - Class A (4.9%) (a)	5,318	61,953
JNL/WCM Focused International Equity Fund (2.9%) (a)	2,643	29,096
		121,179
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (25.1%) (a)	3,260	34,201
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (10.6%) (a)	3,207	32,074
		66,275
Total Investment Companies (cost $3,222,217)		3,276,860
Total Investments 100.0% (cost $3,222,217)		3,276,860
Other Assets and Liabilities, Net (0.0)%		(503)
Total Net Assets 100.0%		$3,276,357

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.1%
JNL Multi-Manager Alternative Fund - Class A (23.0%) (a)	19,139	$184,312
JNL/Invesco Global Real Estate Fund - Class A (6.7%) (a)	12,737	121,379
		305,691

See accompanying Notes to Financial Statements.

34

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
Domestic Equity 47.2%
JNL Multi-Manager Mid Cap Fund - Class A (15.0%) (a)	11,346	121,064
JNL Multi-Manager Small Cap Growth Fund - Class A (6.2%) (a)	3,970	80,741
JNL Multi-Manager Small Cap Value Fund - Class A (15.8%) (a)	13,363	194,563
JNL/BlackRock Large Cap Select Growth Fund - Class A (12.2%) (a)	11,015	305,455
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.4%) (a)	4,582	49,807
JNL/Invesco Mid Cap Value Fund - Class A (10.6%) (a)	4,196	67,144
JNL/Invesco Small Cap Growth Fund - Class A (6.2%) (a)	4,631	94,835
JNL/JPMorgan MidCap Growth Fund - Class A (11.4%) (a)	6,581	178,218
JNL/PPM America Mid Cap Value Fund - Class A (3.7%) (a)	1,906	27,889
JNL/T. Rowe Price Established Growth Fund - Class A (12.6%) (a)	23,521	815,939
JNL/T. Rowe Price Value Fund - Class A (13.6%) (a)	37,045	577,907
JNL/WMC Value Fund - Class A (19.9%) (a)	14,860	340,583
		2,854,145
Domestic Fixed Income 30.6%
JNL/Crescent High Income Fund - Class A (21.3%) (a)	12,615	133,089
JNL/DoubleLine Total Return Fund (6.9%) (a)	16,407	175,556
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.5%) (a)	4,484	51,882
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (11.5%) (a)	13,096	171,688
JNL/PIMCO Real Return Fund - Class A (6.8%) (a)	12,402	119,676
JNL/PIMCO Total Return Bond Fund - Class A (4.7%) (a)	14,222	175,078
JNL/PPM America High Yield Bond Fund - Class A (8.4%) (a)	14,785	199,009
JNL/PPM America Low Duration Bond Fund - Class A (26.9%) (a)	24,025	240,246
JNL/PPM America Total Return Fund - Class A (16.0%) (a)	15,476	181,379
JNL/Scout Unconstrained Bond Fund - Class A (18.4%) (a)	22,244	220,881
JNL/T. Rowe Price Short-Term Bond Fund - Class A (11.1%) (a)	18,557	182,418
		1,850,902
Emerging Markets Equity 2.8%
JNL/Lazard Emerging Markets Fund - Class A (7.7%) (a)	7,537	67,980
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (34.3%) (a)	11,891	100,480
		168,460
Global Equity 2.5%
JNL/Oppenheimer Global Growth Fund - Class A (8.5%) (a)	11,229	154,286
Global Fixed Income 5.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (18.0%) (a)	29,910	309,863
International Equity 5.1%
JNL/Causeway International Value Select Fund - Class A (9.7%) (a)	5,645	76,208
JNL/Invesco International Growth Fund - Class A (9.8%) (a)	10,516	122,517
JNL/WCM Focused International Equity Fund (11.0%) (a)	10,038	110,515
		309,240
International Fixed Income 1.6%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (29.1%) (a)	3,780	39,655
	Shares	Value
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (19.4%) (a)	5,886	58,858
		98,513
Total Investment Companies (cost $5,767,804)		6,051,100
Total Investments 100.0% (cost $5,767,804)		6,051,100
Other Assets and Liabilities, Net (0.0)%		(898)
Total Net Assets 100.0%		$6,050,202

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.8%
JNL Multi-Manager Alternative Fund - Class A (18.2%) (a)	15,193	$146,313
JNL/Invesco Global Real Estate Fund - Class A (5.2%) (a)	9,848	93,854
		240,167
Domestic Equity 64.0%
JNL Multi-Manager Mid Cap Fund - Class A (10.1%) (a)	7,636	81,472
JNL Multi-Manager Small Cap Growth Fund - Class A (7.7%) (a)	4,899	99,656
JNL Multi-Manager Small Cap Value Fund - Class A (13.4%) (a)	11,367	165,503
JNL/BlackRock Large Cap Select Growth Fund - Class A (19.5%) (a)	17,614	488,428
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.3%) (a)	4,486	48,764
JNL/Invesco Mid Cap Value Fund - Class A (16.4%) (a)	6,445	103,128
JNL/Invesco Small Cap Growth Fund - Class A (6.6%) (a)	4,969	101,762
JNL/JPMorgan MidCap Growth Fund - Class A (12.0%) (a)	6,901	186,870
JNL/PPM America Mid Cap Value Fund - Class A (2.1%) (a)	1,094	16,002
JNL/T. Rowe Price Established Growth Fund - Class A (11.4%) (a)	21,302	738,973
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.1%) (a)	4,015	160,290
JNL/T. Rowe Price Value Fund - Class A (17.0%) (a)	46,021	717,927
JNL/WMC Value Fund - Class A (18.7%) (a)	13,991	320,678
		3,229,453
Domestic Fixed Income 15.4%
JNL/Crescent High Income Fund - Class A (13.6%) (a)	8,047	84,892
JNL/DoubleLine Total Return Fund (3.7%) (a)	8,925	95,493
JNL/PIMCO Real Return Fund - Class A (2.2%) (a)	3,933	37,953
JNL/PIMCO Total Return Bond Fund - Class A (1.3%) (a)	3,813	46,939
JNL/PPM America High Yield Bond Fund - Class A (4.3%) (a)	7,516	101,163
JNL/PPM America Low Duration Bond Fund - Class A (9.1%) (a)	8,155	81,547
JNL/PPM America Total Return Fund - Class A (8.2%) (a)	7,988	93,623
JNL/Scout Unconstrained Bond Fund - Class A (11.6%) (a)	14,051	139,529
JNL/T. Rowe Price Short-Term Bond Fund - Class A (5.9%) (a)	9,863	96,956
		778,095
Emerging Markets Equity 4.1%
JNL/Lazard Emerging Markets Fund - Class A (16.4%) (a)	15,965	144,002
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (22.1%) (a)	7,656	64,693
		208,695
Global Equity 4.6%
JNL/Oppenheimer Global Growth Fund - Class A (13.0%) (a)	17,062	234,431
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class A (12.6%) (a)	7,348	99,200

See accompanying Notes to Financial Statements.

35

JNL Series Trust Master Feeder Funds and Funds of Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares	Value
JNL/Invesco International Growth Fund - Class A (8.9%) (a)	9,541	111,147
JNL/WCM Focused International Equity Fund (7.4%) (a)	6,761	74,438
		284,785
International Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (20.2%) (a)	2,630	27,587
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.6%) (a)	4,724	47,242
		74,829
Total Investment Companies (cost $4,665,651)		5,050,455
Total Investments 100.0% (cost $4,665,651)		5,050,455
Other Assets and Liabilities, Net (0.0)%		(747)
Total Net Assets 100.0%		$5,049,708

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class A (6.5%) (a)	5,449	$52,470
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (a)	3,574	34,060
		86,530
Domestic Equity 70.2%
JNL Multi-Manager Mid Cap Fund - Class A (3.7%) (a)	2,808	29,962
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (a)	1,739	35,367
JNL Multi-Manager Small Cap Value Fund - Class A (6.2%) (a)	5,265	76,658
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.6%) (a)	6,856	190,124
JNL/Goldman Sachs Mid Cap Value Fund - Class A (0.6%) (a)	483	5,252
JNL/Invesco Mid Cap Value Fund - Class A (5.9%) (a)	2,308	36,921
JNL/Invesco Small Cap Growth Fund - Class A (3.5%) (a)	2,633	53,930
JNL/JPMorgan MidCap Growth Fund - Class A (5.3%) (a)	3,060	82,867
JNL/T. Rowe Price Established Growth Fund - Class A (4.3%) (a)	8,108	281,274
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.2%) (a)	2,121	84,666
JNL/T. Rowe Price Value Fund - Class A (6.4%) (a)	17,354	270,728
JNL/WMC Value Fund - Class A (8.5%) (a)	6,363	145,830
		1,293,579
Domestic Fixed Income 6.6%
JNL/DoubleLine Total Return Fund (0.7%) (a)	1,596	17,079
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (a)	2,648	35,643
JNL/PPM America Total Return Fund - Class A (1.5%) (a)	1,468	17,209
JNL/Scout Unconstrained Bond Fund - Class A (1.4%) (a)	1,738	17,258
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.1%) (a)	3,508	34,486
		121,675
Emerging Markets Equity 5.4%
JNL/Lazard Emerging Markets Fund - Class A (5.9%) (a)	5,739	51,764
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (16.1%) (a)	5,577	47,127
		98,891
Global Equity 4.8%
JNL/Oppenheimer Global Growth Fund - Class A (4.9%) (a)	6,392	87,819
International Equity 7.4%
JNL/Causeway International Value Select Fund - Class A (6.7%) (a)	3,911	52,797
	Shares	Value
JNL/Invesco International Growth Fund - Class A (2.7%) (a)	2,944	34,297
JNL/WCM Focused International Equity Fund (5.0%) (a)	4,548	50,073
		137,167
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (11.3%) (a)	1,473	15,449
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (a)	58	583
		16,032
Total Investment Companies (cost $1,724,302)		1,841,693
Total Investments 100.0% (cost $1,724,302)		1,841,693
Other Assets and Liabilities, Net (0.0)%		(291)
Total Net Assets 100.0%		$1,841,402

(a) The Fund's percentage ownership of the underlying affiliated fund at December 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

“-“ Amount rounds to less than one thousand or 0.05%
CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

36

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth-Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—		$—
Investments - affiliated, at value (b)	2,909,237	471,581	495,272	4,041,191	1,100,507	904,647		1,508,018
Total investments, at value (c)	2,909,237	471,581	495,272	4,041,191	1,100,507	904,647		1,508,018
Receivable for:
Investment securities sold	—	—	263	—	—	—		586
Fund shares sold	2,637	274	259	6,031	1,430	840		67
Receivable from adviser	1,050	210	231	1,191	510	570		—
Total assets	2,912,924	472,065	496,025	4,048,413	1,102,447	906,057		1,508,671
Liabilities
Payable for:
Advisory fees	1,629	279	314	2,254	785	799		149
Administrative fees	366	60	63	493	139	114		64
12b-1 fee (Class A)	176	28	30	244	66	54		—
Investment securities purchased	1,773	148	—	4,328	1,158	719		—
Fund shares redeemed	865	127	523	1,703	271	120		653
Trustee fees	40	13	10	55	18	18		45
Chief compliance officer fees	2	—	—	3	1	1		2
Other expenses	6	1	1	8	3	2		3
Total liabilities	4,857	656	941	9,088	2,441	1,827		916
Net assets	$2,908,067	$471,409	$495,084	$4,039,325	$1,100,006	$904,230		$1,507,755
Net assets consist of:
Paid-in capital *	$2,626,055	$513,614	$483,532	$4,018,801	$1,142,010	$1,013,601		$1,489,077
Undistributed net investment income (loss)	—	1,631	1,097	—	11,153	3,691		—
Accumulated net realized gain (loss)	—	(9,053)	89,224	—	83,920	(11,002)		—
Net unrealized appreciation (depreciation) on
investments	282,012	(34,783)	(78,769)	20,524	(137,077)	(102,060)		18,678
	$2,908,067	$471,409	$495,084	$4,039,325	$1,100,006	$904,230		$1,507,755
Net assets - Class A	$2,907,733	$471,248	$494,981	$4,038,917	$1,099,688	$904,033		$1,507,755
Shares outstanding - Class A	153,270	46,512	37,219	221,435	91,822	88,325		100,955
Net asset value per share - Class A	$18.97	$10.13	$13.30	$18.24	$11.98	$10.24		$14.93
Net assets - Class B	$334	$161	$103	$408	$318	$197	$	N/A
Shares outstanding - Class B	17	16	8	22	26	19		N/A
Net asset value per share - Class B	$19.13	$10.21	$13.43	$18.39	$12.08	$10.32	$	N/A
(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—		$—
(b) Investments - affiliated, at cost	2,627,225	506,364	574,041	4,020,667	1,237,584	1,006,707		1,489,340
(c) Total investments, at cost	$2,627,225	$506,364	$574,041	$4,020,667	$1,237,584	$1,006,707		$1,489,340

(d)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

*	Represents partners’ capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

37

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Alt 65 Fund		JNL/American Funds Balanced Allocation Fund		JNL/American Funds Growth Allocation Fund		JNL Disciplined Moderate Fund		JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—		$—		$1,457,159		$1,258,443		$—		$—
Investments - affiliated, at value (b)		1,871,970		2,571,168		544,604		252,039		102,010		1,418,057		1,845,133
Total investments, at value (c)		1,871,970		2,571,168		544,604		1,709,198		1,360,453		1,418,057		1,845,133
Receivable for:
Investment securities sold		362		3,860		134		938		—		343		—
Fund shares sold		362		338		16		1,389		862		913		654
Total assets		1,872,694		2,575,366		544,754		1,711,525		1,361,315		1,419,313		1,845,787
Liabilities
Payable for:
Advisory fees		180		240		68		416		335		117		146
Administrative fees		80		110		23		215		171		60		78
12b-1 fee (Class A)		—		—		—		103		82		—		—
Investment securities purchased		—		—		—		—		21		—		158
Fund shares redeemed		724		4,198		150		2,327		841		1,256		495
Trustee fees		62		85		31		18		14		33		39
Chief compliance officer fees		2		2		—		1		1		1		2
Other expenses		4		5		1		4		3		3		4
Total liabilities		1,052		4,640		273		3,084		1,468		1,470		922
Net assets		$1,871,642		$2,570,726		$544,481		$1,708,441		$1,359,847		$1,417,843		$1,844,865
Net assets consist of:
Paid-in capital *		$1,862,725		$2,610,644		$558,434		$1,747,608		$1,406,690		$1,389,350		$1,799,703
Net unrealized appreciation (depreciation) on
investments		8,917		(39,918)		(13,953)		(39,167)		(46,843)		28,493		45,162
		$1,871,642		$2,570,726		$544,481		$1,708,441		$1,359,847		$1,417,843		$1,844,865
Net assets - Class A		$1,871,642		$2,570,726		$544,481		$1,708,441		$1,359,847		$1,417,843		$1,844,865
Shares outstanding - Class A		123,535		165,912		37,174		132,772		100,407		118,496		161,444
Net asset value per share - Class A		$15.15		$15.49		$14.65		$12.87		$13.54		$11.97		$11.43
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—		$—		$1,494,309		$1,307,644		$—		$—
(b) Investments - affiliated, at cost		1,863,053		2,611,086		558,557		254,056		99,652		1,389,564		1,799,971
(c) Total investments, at cost		$1,863,053		$2,611,086		$558,557		$1,748,365		$1,407,296		$1,389,564		$1,799,971

*	Represents partners’ capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

38

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL Disciplined Growth Fund		JNL/Franklin Templeton Founding Strategy Fund		JNL/Mellon Capital 10 x 10 Fund		JNL/Mellon Capital Index 5 Fund		JNL/MMRS Conservative Fund		JNL/MMRS Growth Fund		JNL/MMRS Moderate Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—		$—		$—		$—		$—		$—
Investments - affiliated, at value (b)		884,248		1,454,488		435,345		846,699		398,404		46,557		189,462
Total investments, at value (c)		884,248		1,454,488		435,345		846,699		398,404		46,557		189,462
Receivable for:
Investment securities sold		—		241		—		83		558		43		—
Fund shares sold		276		325		2,044		216		7		15		82
Total assets		884,524		1,455,054		437,389		846,998		398,969		46,615		189,544
Liabilities
Payable for:
Advisory fees		81		—		—		—		102		12		49
Administrative fees		37		62		18		36		17		2		8
Investment securities purchased		144		—		1,957		—		—		—		55
Fund shares redeemed		132		566		88		299		565		59		28
Trustee fees		17		61		15		23		20		—		5
Chief compliance officer fees		1		1		—		—		—		—		—
Other expenses		2		3		1		2		—		—		—
Total liabilities		414		693		2,079		360		704		73		145
Net assets		$884,110		$1,454,361		$435,310		$846,638		$398,265		$46,542		$189,399
Net assets consist of:
Paid-in capital *		$859,699		$1,244,630		$328,996		$686,112		$413,216		$47,362		$193,204
Net unrealized appreciation (depreciation) on
investments		24,411		209,731		106,314		160,526		(14,951)		(820)		(3,805)
		$884,110		$1,454,361		$435,310		$846,638		$398,265		$46,542		$189,399
Net assets - Class A		$884,110		$1,454,361		$435,310		$846,638		$398,265		$46,542		$189,399
Shares outstanding - Class A		82,609		116,326		36,568		66,792		37,361		4,602		18,414
Net asset value per share - Class A		$10.70		$12.50		$11.90		$12.68		$10.66		$10.11		$10.29
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—		$—		$—		$—		$—		$—
(b) Investments - affiliated, at cost		859,837		1,244,757		329,031		686,173		413,355		47,377		193,267
(c) Total investments, at cost		$859,837		$1,244,757		$329,031		$686,173		$413,355		$47,377		$193,267

*	Represents partners’ capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

39

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/S&P 4 Fund		JNL/S&P Managed Conservative Fund		JNL/S&P Managed Moderate Fund		JNL/S&P Managed Moderate Growth Fund		JNL/S&P Managed Growth Fund		JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)		$—		$—		$—		$—		$—		$—
Investments - affiliated, at value (b)		7,122,935		1,586,831		3,276,860		6,051,100		5,050,455		1,841,693
Total investments, at value (c)		7,122,935		1,586,831		3,276,860		6,051,100		5,050,455		1,841,693
Receivable for:
Investment securities sold		1,000		46		683		1,867		1,911		—
Fund shares sold		2,625		797		388		1,028		787		611
Total assets		7,126,560		1,587,674		3,277,931		6,053,995		5,053,153		1,842,304
Liabilities
Payable for:
Advisory fees		—		129		243		433		365		146
Administrative fees		288		68		138		244		206		78
Investment securities purchased		—		—		—		—		—		182
Fund shares redeemed		3,625		843		1,071		2,895		2,699		429
Trustee fees		150		62		112		204		161		61
Chief compliance officer fees		6		1		3		5		4		2
Other expenses		15		3		7		12		10		4
Total liabilities		4,084		1,106		1,574		3,793		3,445		902
Net assets		$7,122,476		$1,586,568		$3,276,357		$6,050,202		$5,049,708		$1,841,402
Net assets consist of:
Paid-in capital *		$7,367,592		$1,611,370		$3,221,714		$5,766,906		$4,664,904		$1,724,011
Net unrealized appreciation (depreciation) on
investments		(245,116)		(24,802)		54,643		283,296		384,804		117,391
		$7,122,476		$1,586,568		$3,276,357		$6,050,202		$5,049,708		$1,841,402
Net assets - Class A		$7,122,476		$1,586,568		$3,276,357		$6,050,202		$5,049,708		$1,841,402
Shares outstanding - Class A		402,623		126,285		236,107		400,259		324,108		102,179
Net asset value per share - Class A		$17.69		$12.56		$13.88		$15.12		$15.58		$18.02
Net assets - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Shares outstanding - Class B		N/A		N/A		N/A		N/A		N/A		N/A
Net asset value per share - Class B	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
(a) Investments - unaffiliated, at cost		$—		$—		$—		$—		$—		$—
(b) Investments - affiliated, at cost		7,368,051		1,611,633		3,222,217		5,767,804		4,665,651		1,724,302
(c) Total investments, at cost		$7,368,051		$1,611,633		$3,222,217		$5,767,804		$4,665,651		$1,724,302

*	Represents partners’ capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

40

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment Income
Dividends (a)	$—	$—	$—	$—	$—	$—	$15,490
Dividends received from master fund (a)	58,703	3,800	2,487	64,137	17,816	9,178	—
Total investment income	58,703	3,800	2,487	64,137	17,816	9,178	15,490

Expenses
Advisory fees	15,826	3,411	3,610	22,852	8,660	8,797	1,798
Administrative fees	3,537	731	722	5,067	1,532	1,257	774
12b-1 fees (Class A)	4,715	974	963	6,877	2,042	1,675	—
Legal fees	15	3	3	21	6	5	10
Trustee fees	35	8	8	53	16	13	25
Chief compliance officer fees	5	1	1	7	2	2	4
Other expenses	25	5	5	36	12	10	18
Total expenses	24,158	5,133	5,312	34,913	12,270	11,759	2,629
Expense waiver	(10,139)	(2,472)	(2,647)	(12,035)	(5,617)	(6,284)	—
Net expenses	14,019	2,661	2,665	22,878	6,653	5,475	2,629
Net investment income (loss)	44,684	1,139	(178)	41,259	11,163	3,703	12,861

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	8,294	(4,833)	3,386	6,575	(2,391)	(6,761)	(25,175)
Distributions from affiliated investment
companies	181,414	878	87,197	369,820	86,373	—	12,250
Net change in unrealized appreciation
(depreciation) on:
Investments	162,058	11,630	(84,017)	(37,269)	(63,182)	41,729	90,139
Net realized and unrealized gain (loss)	351,766	7,675	6,566	339,126	20,800	34,968	77,214
Change in net assets from operations	$396,450	$8,814	$6,388	$380,385	$31,963	$38,671	$90,075
(a) Income from affiliated investments	$58,703	$3,800	$2,487	$64,137	$17,816	$9,178	$15,490

(b)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

41

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment Income
Dividends (a)	$24,538	$40,493	$9,877	$31,190	$21,463	$11,106	$13,590
Total investment income	24,538	40,493	9,877	31,190	21,463	11,106	13,590

Expenses
Advisory fees	2,183	2,959	833	4,166	3,386	1,334	1,643
Administrative fees	967	1,355	291	2,136	1,712	678	870
12b-1 fees (Class A)	—	—	—	2,848	2,283	—	—
Legal fees	12	17	4	9	7	9	11
Trustee fees	31	44	10	22	17	21	28
Chief compliance officer fees	4	6	1	3	2	3	4
Other expenses	24	34	7	14	12	15	20
Total expenses	3,221	4,415	1,146	9,198	7,419	2,060	2,576
Net investment income (loss)	21,317	36,078	8,731	21,992	14,044	9,046	11,014

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	(12,206)	(17,845)	—	—
Affiliated investments	(31,154)	(43,964)	(10,886)	(2,828)	60	4,279	(13,356)
Distributions from unaffiliated investment
companies	—	—	—	72,150	76,006	—	—
Distributions from affiliated investment
companies	15,962	26,164	5,299	—	—	8,112	13,065
Net change in unrealized appreciation
(depreciation) on:
Investments	90,304	89,523	14,703	23,319	15,015	74,336	115,672
Net realized and unrealized gain (loss)	75,112	71,723	9,116	80,435	73,236	86,727	115,381
Change in net assets from operations	$96,429	$107,801	$17,847	$102,427	$87,280	$95,773	$126,395
(a) Income from affiliated investments	$24,538	$40,493	$9,877	$10,807	$1,904	$11,106	$13,590

See accompanying Notes to Financial Statements.

42

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Investment Income
Dividends (a)	$5,818	$42,445	$5,785	$2,847	$6,915	$756	$3,146
Total investment income	5,818	42,445	5,785	2,847	6,915	756	3,146

Expenses
Advisory fees	894	—	—	—	1,292	152	617
Administrative fees	403	697	199	387	215	25	103
Legal fees	5	9	2	5	3	—	1
Trustee fees	13	23	6	12	7	1	3
Chief compliance officer fees	2	3	1	2	1	—	1
Other expenses	9	16	5	9	5	1	2
Total expenses	1,326	748	213	415	1,523	179	727
Net investment income (loss)	4,492	41,697	5,572	2,432	5,392	577	2,419

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	(7,972)	840	24,866	10,458	(29,109)	(3,786)	(13,280)
Distributions from affiliated investment
companies	7,309	58,645	292	1,151	7,308	1,277	4,728
Net change in unrealized appreciation
(depreciation) on:
Investments	61,002	74,718	14,593	74,113	32,977	3,240	12,314
Net realized and unrealized gain (loss)	60,339	134,203	39,751	85,722	11,176	731	3,762
Change in net assets from operations	$64,831	$175,900	$45,323	$88,154	$16,568	$1,308	$6,181
(a) Income from affiliated investments	$5,818	$42,445	$5,785	$2,847	$6,915	$756	$3,146

See accompanying Notes to Financial Statements.

43

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment Income
Dividends (a)	$131,070	$21,432	$36,247	$51,767	$37,616	$11,986
Total investment income	131,070	21,432	36,247	51,767	37,616	11,986

Expenses
Advisory fees	—	1,534	2,851	5,038	4,186	1,685
Administrative fees	3,162	803	1,613	2,843	2,364	897
Legal fees	42	10	20	37	31	11
Trustee fees	108	26	52	96	78	29
Chief compliance officer fees	15	4	8	14	11	4
Other expenses	79	18	39	71	58	21
Total expenses	3,406	2,395	4,583	8,099	6,728	2,647
Net investment income (loss)	127,664	19,037	31,664	43,668	30,888	9,339

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	147,072	(12,008)	(19,882)	(6,607)	(24,062)	5,448
Distributions from affiliated investment
companies	235,933	13,357	48,763	126,656	144,910	57,407
Net change in unrealized appreciation
(depreciation) on:
Investments	133,619	59,626	115,504	162,720	136,280	34,589
Net realized and unrealized gain (loss)	516,624	60,975	144,385	282,769	257,128	97,444
Change in net assets from operations	$644,288	$80,012	$176,049	$326,437	$288,016	$106,783
(a) Income from affiliated investments	$131,070	$21,432	$36,247	$51,767	$37,616	$11,986

See accompanying Notes to Financial Statements.

44

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$44,684	$1,139	$(178)	$41,259	$11,163	$3,703	$12,861
Net realized gain (loss)	189,708	(3,955)	90,583	376,395	83,982	(6,761)	(12,925)
Net change in unrealized appreciation
(depreciation)	162,058	11,630	(84,017)	(37,269)	(63,182)	41,729	90,139
Change in net assets from operations	396,450	8,814	6,388	380,385	31,963	38,671	90,075
Share transactions[1]
Proceeds from the sale of shares
Class A	923,022	157,757	100,191	1,133,126	290,649	216,377	114,910
Class B	205	77	62	77	95	79	—
Cost of shares redeemed
Class A	(372,695)	(138,163)	(126,614)	(542,294)	(202,647)	(148,256)	(310,497)
Class B	(108)	(72)	(71)	(64)	(88)	(77)	—
Change in net assets from
share transactions	550,424	19,599	(26,432)	590,845	88,009	68,123	(195,587)
Change in net assets	946,874	28,413	(20,044)	971,230	119,972	106,794	(105,512)
Net assets beginning of year	1,961,193	442,996	515,128	3,068,095	980,034	797,436	1,613,267
Net assets end of year	$2,908,067	$471,409	$495,084	$4,039,325	$1,100,006	$904,230	$1,507,755
Undistributed net investment income (loss)	$—	$1,631	$1,097	$—	$11,153	$3,691	$—

[1]Share Transactions
Shares Sold
Class A	52,548	15,090	7,854	66,920	24,929	21,677	8,048
Class B	11	8	5	5	7	8	—
Shares redeemed
Class A	(21,620)	(13,319)	(10,049)	(32,287)	(17,457)	(15,067)	(21,684)
Class B	(6)	(7)	(5)	(4)	(7)	(8)	—
Change in shares
Class A	30,928	1,771	(2,195)	34,633	7,472	6,610	(13,636)
Class B	5	1	—	1	—	—	—
Purchases and sales of long term
investments
Purchase of securities	$806,328	$83,572	$114,804	$1,029,929	$226,505	$101,250	$397,126
Proceeds from sales of securities	$29,446	$61,953	$54,221	$27,576	$40,907	$29,377	$567,609

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

45

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$21,317	$36,078	$8,731	$21,992	$14,044	$9,046	$11,014
Net realized gain (loss)	(15,192)	(17,800)	(5,587)	57,116	58,221	12,391	(291)
Net change in unrealized appreciation
(depreciation)	90,304	89,523	14,703	23,319	15,015	74,336	115,672
Change in net assets from operations	96,429	107,801	17,847	102,427	87,280	95,773	126,395
Share transactions[1]
Proceeds from the sale of shares
Class A	123,461	221,933	34,191	652,253	467,687	235,355	316,307
Cost of shares redeemed
Class A	(375,299)	(619,659)	(143,017)	(230,659)	(179,517)	(225,413)	(302,494)
Change in net assets from
share transactions	(251,838)	(397,726)	(108,826)	421,594	288,170	9,942	13,813
Change in net assets	(155,409)	(289,925)	(90,979)	524,021	375,450	105,715	140,208
Net assets beginning of year	2,027,051	2,860,651	635,460	1,184,420	984,397	1,312,128	1,704,657
Net assets end of year	$1,871,642	$2,570,726	$544,481	$1,708,441	$1,359,847	$1,417,843	$1,844,865
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	8,463	14,788	2,391	52,728	36,204	20,623	29,220
Shares redeemed
Class A	(25,673)	(41,073)	(10,013)	(18,714)	(13,950)	(19,738)	(28,108)
Change in shares
Class A	(17,210)	(26,285)	(7,622)	34,014	22,254	885	1,112
Purchases and sales of long term investments
Purchase of securities	$479,204	$598,032	$122,198	$729,016	$597,211	$624,053	$754,667
Proceeds from sales of securities	$693,777	$933,544	$217,006	$213,051	$218,826	$596,934	$716,751

See accompanying Notes to Financial Statements.

46

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$4,492	$41,697	$5,572	$2,432	$5,392	$577	$2,419
Net realized gain (loss)	(663)	59,485	25,158	11,609	(21,801)	(2,509)	(8,552)
Net change in unrealized appreciation
(depreciation)	61,002	74,718	14,593	74,113	32,977	3,240	12,314
Change in net assets from operations	64,831	175,900	45,323	88,154	16,568	1,308	6,181
Share transactions[1]
Proceeds from the sale of shares
Class A	204,949	137,942	82,743	132,259	37,997	10,458	34,978
Cost of shares redeemed
Class A	(147,038)	(285,957)	(102,359)	(131,270)	(121,163)	(18,057)	(66,247)
Change in net assets from
share transactions	57,911	(148,015)	(19,616)	989	(83,166)	(7,599)	(31,269)
Change in net assets	122,742	27,885	25,707	89,143	(66,598)	(6,291)	(25,088)
Net assets beginning of year	761,368	1,426,476	409,603	757,495	464,863	52,833	214,487
Net assets end of year	$884,110	$1,454,361	$435,310	$846,638	$398,265	$46,542	$189,399
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	20,439	12,104	7,385	11,214	3,648	1,059	3,498
Shares redeemed
Class A	(14,764)	(25,233)	(9,388)	(11,294)	(11,619)	(1,818)	(6,575)
Change in shares
Class A	5,675	(13,129)	(2,003)	(80)	(7,971)	(759)	(3,077)
Purchases and sales of long term investments
Purchase of securities	$380,813	$108,644	$47,871	$48,845	$117,682	$113,467	$326,779
Proceeds from sales of securities	$311,083	$156,312	$61,621	$44,268	$188,168	$119,212	$350,909

See accompanying Notes to Financial Statements.

47

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$127,664	$19,037	$31,664	$43,668	$30,888	$9,339
Net realized gain (loss)	383,005	1,349	28,881	120,049	120,848	62,855
Net change in unrealized appreciation
(depreciation)	133,619	59,626	115,504	162,720	136,280	34,589
Change in net assets from operations	644,288	80,012	176,049	326,437	288,016	106,783
Share transactions[1]
Proceeds from the sale of shares
Class A	1,634,381	395,934	431,364	751,666	684,778	321,284
Cost of shares redeemed
Class A	(1,526,784)	(424,688)	(587,159)	(1,094,373)	(881,752)	(411,554)
Change in net assets from
share transactions	107,597	(28,754)	(155,795)	(342,707)	(196,974)	(90,270)
Change in net assets	751,885	51,258	20,254	(16,270)	91,042	16,513
Net assets beginning of year	6,370,591	1,535,310	3,256,103	6,066,472	4,958,666	1,824,889
Net assets end of year	$7,122,476	$1,586,568	$3,276,357	$6,050,202	$5,049,708	$1,841,402
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold
Class A	97,448	32,522	32,425	52,240	46,631	18,976
Shares redeemed
Class A	(92,092)	(34,600)	(43,944)	(75,790)	(59,702)	(24,155)
Change in shares
Class A	5,356	(2,078)	(11,519)	(23,550)	(13,071)	(5,179)
Purchases and sales of long term investments
Purchase of securities	$947,727	$252,983	$283,081	$779,890	$757,713	$291,706
Proceeds from sales of securities	$476,462	$249,331	$358,436	$952,252	$778,859	$315,221

See accompanying Notes to Financial Statements.

48

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$32,157	$(2,146)	$(2,652)	$28,610	$11,946	$1,534	$33,103
Net realized gain (loss)	225,595	7,432	40,550	407,810	57,039	39,966	65,365
Net change in unrealized appreciation (depreciation)	(324,395)	(25,743)	(52,925)	(419,597)	(133,773)	(71,659)	(135,490)
Change in net assets from operations	(66,643)	(20,457)	(15,027)	16,823	(64,788)	(30,159)	(37,022)
Distributions to shareholders
From net investment income
Class A	(48,367)	(6,044)	–	(21,421)	(7,839)	(6,810)	(39,302)
Class B	(5)	(2)	–	(3)	(3)	(2)	–
From net realized gains
Class A	(4,486)	(4,106)	(9,510)	(101,485)	(1,637)	(70,315)	(141,429)
Class B	–	(1)	(2)	(13)	(1)	(16)	–
Total distributions to shareholders	(52,858)	(10,153)	(9,512)	(122,922)	(9,480)	(77,143)	(180,731)
Share transactions[1]
Proceeds from the sale of shares
Class A	566,442	94,871	261,949	1,051,684	515,764	233,983	205,239
Class B	70	19	20	72	210	67	–
Proceeds in connection with acquisition
Class A	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	52,853	10,150	9,510	122,906	9,476	77,125	180,731
Class B	5	3	2	16	4	18	–
Cost of shares redeemed
Class A	(413,588)	(125,565)	(126,506)	(445,368)	(188,469)	(142,288)	(326,341)
Class B	(92)	(23)	(49)	(119)	(312)	(24)	–
Change in net assets from share transactions	205,690	(20,545)	144,926	729,191	336,673	168,881	59,629
Change in net assets	86,189	(51,155)	120,387	623,092	262,405	61,579	(158,124)
Net assets beginning of year	1,875,004	494,151	394,741	2,445,003	717,629	735,857	1,771,391
Net assets end of year	$1,961,193	$442,996	$515,128	$3,068,095	$980,034	$797,436	$1,613,267
Undistributed (excess of distributions over) net investment income (loss)	$(21)	$(10)	$(7)	$(28)	$(10)	$(12)	$(203)
[1]Share transactions
Shares sold
Class A	33,561	9,141	18,146	61,101	40,545	21,024	12,717
Class B	4	2	1	4	17	6	–
Shares issued in connection with acquisition
Class A	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	3,295	1,021	714	7,426	801	7,759	12,710
Class B	–	–	–	1	–	2	–
Shares redeemed
Class A	(24,560)	(12,102)	(9,076)	(26,045)	(15,167)	(12,824)	(20,222)
Class B	(5)	(2)	(3)	(7)	(23)	(2)	–
Change in shares
Class A	12,296	(1,940)	9,784	42,482	26,179	15,959	5,205
Class B	(1)	–	(2)	(2)	(6)	6	–

(a) The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

49

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$49,542	$75,484	$16,511	$14,048	$8,957	$23,605	$25,210
Net realized gain (loss)	72,139	105,355	18,095	72,958	77,254	96,363	141,049
Net change in unrealized appreciation (depreciation)	(168,168)	(239,172)	(50,645)	(95,878)	(91,292)	(145,060)	(203,755)
Change in net assets from operations	(46,487)	(58,333)	(16,039)	(8,872)	(5,081)	(25,092)	(37,496)
Distributions to shareholders
From net investment income
Class A	(50,412)	(69,926)	(12,171)	(12,442)	(9,178)	(32,004)	(41,965)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(165,459)	(184,936)	(39,552)	(18,208)	(20,523)	(30,592)	(56,237)
Class B	–	–	–	–	–	–	–
Total distributions to shareholders	(215,871)	(254,862)	(51,723)	(30,650)	(29,701)	(62,596)	(98,202)
Share transactions[1]
Proceeds from the sale of shares
Class A	219,126	344,760	39,444	581,290	456,737	277,899	437,164
Class B	–	–	–	–	–	–	–
Proceeds in connection with acquisition
Class A	–	–	135,883	–	–	–	–
Reinvestment of distributions
Class A	215,871	254,862	51,723	30,650	29,701	62,596	98,202
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(489,152)	(718,120)	(161,768)	(178,120)	(137,693)	(220,670)	(261,618)
Class B	–	–	–	–	–	–	–
Change in net assets from share transactions	(54,155)	(118,498)	65,282	433,820	348,745	119,825	273,748
Change in net assets	(316,513)	(431,693)	(2,480)	394,298	313,963	32,137	138,050
Net assets beginning of year	2,343,564	3,292,344	637,940	790,122	670,434	1,279,991	1,566,607
Net assets end of year	$2,027,051	$2,860,651	$635,460	$1,184,420	$984,397	$1,312,128	$1,704,657
Undistributed (excess of distributions over) net investment income (loss)	$(538)	$(979)	$(287)	$(7)	$(5)	$(22)	$(26)
[1]Share transactions
Shares sold
Class A	13,368	20,689	2,532	46,447	34,539	23,218	37,802
Class B	–	–	–	–	–	–	–
Shares issued in connection with acquisition
Class A	–	–	8,325	–	–	–	–
Reinvestment of distributions
Class A	14,857	16,991	3,620	2,531	2,333	5,554	9,152
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(29,878)	(43,184)	(10,279)	(14,297)	(10,498)	(18,477)	(22,671)
Class B	–	–	–	–	–	–	–
Change in shares
Class A	(1,653)	(5,504)	4,198	34,681	26,374	10,295	24,283
Class B	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

50

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Operations
Net investment income (loss)	$10,072	$49,363	$8,282	$10,467	$7,427	$725	$3,043
Net realized gain (loss)	54,366	49,692	25,312	40,899	10,721	(1,011)	(3,025)
Net change in unrealized appreciation (depreciation)	(85,602)	(193,953)	(42,778)	(63,109)	(47,292)	(3,577)	(14,962)
Change in net assets from operations	(21,164)	(94,898)	(9,184)	(11,743)	(29,144)	(3,863)	(14,944)
Distributions to shareholders
From net investment income
Class A	(18,775)	(24,866)	(8,472)	(13,967)	–	–	–
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(31,806)	(2,454)	(10,363)	(27,876)	–	–	–
Class B	–	–	–	–	–	–	–
Total distributions to shareholders	(50,581)	(27,320)	(18,835)	(41,843)	–	–	–
Share transactions[1]
Proceeds from the sale of shares
Class A	215,259	212,557	67,149	146,840	109,243	58,083	164,438
Class B	–	–	–	–	–	–	–
Proceeds in connection with acquisition
Class A	–	–	–	–	456,838	–	61,431
Reinvestment of distributions
Class A	50,581	27,320	18,835	41,843	–	–	–
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(130,482)	(346,841)	(85,185)	(128,963)	(98,858)	(19,118)	(41,127)
Class B	–	–	–	–	–	–	–
Change in net assets from share transactions	135,358	(106,964)	799	59,720	467,223	38,965	184,742
Change in net assets	63,613	(229,182)	(27,220)	6,134	438,079	35,102	169,798
Net assets beginning of year	697,755	1,655,658	436,823	751,361	26,784	17,731	44,689
Net assets end of year	$761,368	$1,426,476	$409,603	$757,495	$464,863	$52,833	$214,487
Undistributed (excess of distributions over) net investment income (loss)	$(10)	$(53)	$(12)	$(17)	$(21)	$-	$(5)
[1]Share transactions
Shares sold
Class A	19,707	17,889	5,932	11,907	10,366	5,540	15,612
Class B	–	–	–	–	–	–	–
Shares issued in connection with acquisition
Class A	–	–	–	–	41,865	–	5,594
Reinvestment of distributions
Class A	5,058	2,435	1,755	3,642	–	–	–
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(11,928)	(29,228)	(7,484)	(10,490)	(9,453)	(1,877)	(3,989)
Class B	–	–	–	–	–	–	–
Change in shares
Class A	12,837	(8,904)	203	5,059	42,778	3,663	17,217
Class B	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

51

JNL Series Trust Master Feeder Funds and Funds of Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$90,206	$32,847	$61,013	$88,814	$38,530	$12,095
Net realized gain (loss)	721,645	35,757	119,493	282,694	303,879	123,280
Net change in unrealized appreciation (depreciation)	(1,110,048)	(92,218)	(217,905)	(419,466)	(354,279)	(141,413)
Change in net assets from operations	(298,197)	(23,614)	(37,399)	(47,958)	(11,870)	(6,038)
Distributions to shareholders
From net investment income
Class A	(306,222)	–	–	–	–	–
Class B	–	–	–	–	–	–
From net realized gains
Class A	(243,969)	–	–	–	–	–
Class B	–	–	–	–	–	–
Total distributions to shareholders	(550,191)	–	–	–	–	–
Share transactions[1]
Proceeds from the sale of shares
Class A	2,224,762	347,014	470,190	811,389	854,459	395,880
Class B	–	–	–	–	–	–
Proceeds in connection with acquisition
Class A	692,105	–	–	–	–	–
Reinvestment of distributions
Class A	550,191	–	–	–	–	–
Class B	–	–	–	–	–	–
Cost of shares redeemed
Class A	(1,231,729)	(448,446)	(626,018)	(1,059,444)	(864,791)	(329,885)
Class B	–	–	–	–	–	–
Change in net assets from share transactions	2,235,329	(101,432)	(155,828)	(248,055)	(10,332)	65,995
Change in net assets	1,386,941	(125,046)	(193,227)	(296,013)	(22,202)	59,957
Net assets beginning of year	4,983,650	1,660,356	3,449,330	6,362,485	4,980,868	1,764,932
Net assets end of year	$6,370,591	$1,535,310	$3,256,103	$6,066,472	$4,958,666	$1,824,889
Undistributed (excess of distributions over) net investment income (loss)	$(98)	$(51)	$(89)	$(159)	$(2,994)	$(1,260)
[1]Share transactions
Shares sold
Class A	121,768	28,496	35,044	55,547	57,030	22,808
Class B	–	–	–	–	–	–
Shares issued in connection with acquisition
Class A	40,223	–	–	–	–	–
Reinvestment of distributions
Class A	33,795	–	–	–	–	–
Class B	–	–	–	–	–	–
Shares redeemed
Class A	(68,314)	(36,767)	(46,702)	(72,612)	(57,718)	(19,040)
Class B	–	–	–	–	–	–
Change in shares
Class A	127,472	(8,271)	(11,658)	(17,065)	(688)	3,768
Class B	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

52

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Blue Chip Income and Growth Fund(f)
Class A
12/31/16	16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	1	0.59	1.02	1.90
12/31/15	17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)	1,960,998	5	0.60	1.05	1.65
12/31/14	14.98	0.52	1.73	2.25	(0.16)		(0.03)	17.04	14.99	1,874,780	1	0.61	1.09	3.25
12/31/13	11.47	0.24	3.47	3.71	(0.14)		(0.06)	14.98	32.43	1,214,231	1	0.63	1.10	1.79
12/31/12	10.21	0.22	1.15	1.37	(0.10)		(0.01)	11.47	13.43	698,789	5	0.65	1.10	1.97

Class B
12/31/16	16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	1	0.39	0.82	2.23
12/31/15	17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)	195	5	0.38	0.83	1.71
12/31/14	15.05	0.60	1.70	2.30	(0.18)		(0.03)	17.14	15.27	224	1	0.36	0.84	3.70
12/31/13	11.53	0.25	3.49	3.74	(0.16)		(0.06)	15.05	32.51	158	1	0.38	0.85	1.83
12/31/12	10.25	0.25	1.15	1.40	(0.11)		(0.01)	11.53	13.69	114	5	0.40	0.85	2.26

JNL/American Funds Global Bond Fund(f)
Class A
12/31/16	9.90	0.02	0.21	0.23	—		—	10.13	2.32	471,248	13	0.55	1.05	0.23
12/31/15	10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)	442,844	8	0.55	1.07	(0.46)
12/31/14	10.54	0.13	(0.01)	0.12	(0.00)	(g)	(0.08)	10.58	1.17	493,988	15	0.55	1.10	1.18
12/31/13	11.15	(0.06)	(0.27)	(0.33)	(0.23)		(0.05)	10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/12	10.82	0.22	0.41	0.63	(0.21)		(0.09)	11.15	5.76	466,274	11	0.55	1.10	1.98

Class B
12/31/16	9.95	0.04	0.22	0.26	—		—	10.21	2.61	161	13	0.35	0.85	0.42
12/31/15	10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)	152	8	0.33	0.85	(0.24)
12/31/14	10.61	0.14	0.01	0.15	(0.03)		(0.08)	10.65	1.40	163	15	0.30	0.85	1.31
12/31/13	11.22	(0.04)	(0.27)	(0.31)	(0.25)		(0.05)	10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/12	10.86	0.24	0.43	0.67	(0.22)		(0.09)	11.22	6.15	260	11	0.30	0.85	2.15

JNL/American Funds Global Small Capitalization Fund(f)
Class A
12/31/16	13.07	(0.00)	0.23	0.23	—		—	13.30	1.76	494,981	11	0.55	1.10	(0.04)
12/31/15	13.32	(0.08)	0.08	0.00	—		(0.25)	13.07	(0.05)	515,018	8	0.55	1.12	(0.55)
12/31/14	13.20	(0.03)	0.27	0.24	(0.03)		(0.09)	13.32	1.80	394,604	11	0.55	1.15	(0.20)
12/31/13	10.40	0.04	2.86	2.90	(0.07)		(0.03)	13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/12	8.95	0.11	1.49	1.60	(0.07)		(0.08)	10.40	17.90	205,624	8	0.55	1.15	1.09

Class B
12/31/16	13.17	0.02	0.24	0.26	—		—	13.43	1.97	103	11	0.35	0.90	0.16
12/31/15	13.39	(0.05)	0.08	0.03	—		(0.25)	13.17	0.18	110	8	0.34	0.91	(0.34)
12/31/14	13.26	0.01	0.26	0.27	(0.05)		(0.09)	13.39	2.05	137	11	0.30	0.90	0.04
12/31/13	10.45	0.07	2.86	2.93	(0.09)		(0.03)	13.26	28.03	133	6	0.30	0.90	0.62
12/31/12	8.99	0.13	1.49	1.62	(0.08)		(0.08)	10.45	18.10	107	8	0.30	0.90	1.30

JNL/American Funds Growth-Income Fund(f)
Class A
12/31/16	16.42	0.20	1.62	1.82	—		—	18.24	11.08	4,038,917	1	0.67	1.02	1.20
12/31/15	16.94	0.18	0.00	0.18	(0.12)		(0.58)	16.42	1.02	3,067,743	1	0.67	1.04	1.03
12/31/14	15.57	0.17	1.42	1.59	(0.10)		(0.12)	16.94	10.19	2,444,608	1	0.68	1.08	1.05
12/31/13	11.80	0.15	3.73	3.88	(0.10)		(0.01)	15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/12	10.17	0.17	1.55	1.72	(0.08)		(0.01)	11.80	16.92	864,206	1	0.70	1.10	1.52

Class B
12/31/16	16.53	0.22	1.64	1.86	—		—	18.39	11.25	408	1	0.47	0.82	1.29
12/31/15	17.03	0.18	0.05	0.23	(0.15)		(0.58)	16.53	1.30	352	1	0.45	0.82	1.02
12/31/14	15.64	0.20	1.43	1.63	(0.12)		(0.12)	17.03	10.41	395	1	0.43	0.83	1.23
12/31/13	11.85	0.18	3.74	3.92	(0.12)		(0.01)	15.64	33.11	285	5	0.44	0.84	1.32
12/31/12	10.20	0.19	1.56	1.75	(0.09)		(0.01)	11.85	17.18	170	1	0.45	0.85	1.71

JNL/American Funds International Fund(f)
Class A
12/31/16	11.62	0.13	0.23	0.36	—		—	11.98	3.10	1,099,688	4	0.65	1.20	1.09
12/31/15	12.33	0.16	(0.75)	(0.59)	(0.10)		(0.02)	11.62	(4.84)	979,733	4	0.65	1.22	1.30
12/31/14	12.86	0.15	(0.53)	(0.38)	(0.09)		(0.06)	12.33	(3.04)	717,227	1	0.65	1.25	1.19
12/31/13	10.71	0.13	2.13	2.26	(0.09)		(0.02)	12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/12	9.23	0.13	1.48	1.61	(0.11)		(0.02)	10.71	17.41	359,964	3	0.70	1.25	1.35

Class B
12/31/16	11.69	0.15	0.24	0.39	—		—	12.08	3.34	318	4	0.45	1.00	1.25
12/31/15	12.41	0.14	(0.72)	(0.58)	(0.12)		(0.02)	11.69	(4.74)	301	4	0.43	1.00	1.13
12/31/14	12.93	0.19	(0.54)	(0.35)	(0.11)		(0.06)	12.41	(2.80)	402	1	0.40	1.00	1.49
12/31/13	10.77	0.15	2.14	2.29	(0.11)		(0.02)	12.93	21.24	178	4	0.42	1.00	1.27
12/31/12	9.28	0.18	1.45	1.63	(0.12)		(0.02)	10.77	17.57	161	3	0.45	1.00	1.82

See accompanying Notes to Financial Statements.

53

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/American Funds New World Fund(f)
Class A
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	3	0.65	1.40	0.44
12/31/15		11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	3	0.65	1.42	0.20
12/31/14		12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)	11.19	(8.21)	735,706	3	0.65	1.45	0.70
12/31/13		11.23	0.13	1.09	1.22	(0.06)	(0.02)	12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/12		9.69	0.09	1.59	1.68	(0.10)	(0.04)	11.23	17.38	464,295	5	0.65	1.45	0.83

Class B
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	3	0.45	1.20	0.55
12/31/15		11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	3	0.43	1.20	0.42
12/31/14		12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)	11.25	(8.01)	151	3	0.40	1.20	0.83
12/31/13		11.28	0.15	1.10	1.25	(0.08)	(0.02)	12.43	11.09	177	5	0.40	1.20	1.32
12/31/12		9.73	0.11	1.59	1.70	(0.11)	(0.04)	11.28	17.55	136	5	0.40	1.20	1.05

JNL Institutional Alt 20 Fund
Class A
12/31/16		14.08	0.12	0.73	0.85	—	—	14.93	6.04	1,507,755	26	0.17	0.17	0.83
12/31/15		16.19	0.31	(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31	0.17	0.17	1.94
12/31/14		16.29	0.21	0.16	0.37	(0.29)	(0.18)	16.19	2.21	1,771,391	50	0.17	0.17	1.27
12/31/13		14.82	0.26	1.78	2.04	(0.31)	(0.26)	16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/12		13.82	0.20	1.33	1.53	(0.21)	(0.32)	14.82	11.15	1,405,890	17	0.17	0.17	1.35

JNL Institutional Alt 35 Fund
Class A
12/31/16		14.40	0.16	0.59	0.75	—	—	15.15	5.21	1,871,642	25	0.17	0.17	1.10
12/31/15		16.46	0.37	(0.73)	(0.36)	(0.40)	(1.30)	14.40	(2.29)	2,027,051	25	0.16	0.16	2.24
12/31/14		16.61	0.21	0.11	0.32	(0.28)	(0.19)	16.46	1.90	2,343,564	47	0.16	0.16	1.24
12/31/13		15.29	0.24	1.65	1.89	(0.27)	(0.30)	16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/12		14.35	0.16	1.46	1.62	(0.25)	(0.43)	15.29	11.33	2,020,087	21	0.17	0.17	1.06

JNL Institutional Alt 50 Fund
Class A
12/31/16		14.88	0.20	0.41	0.61	—	—	15.49	4.10	2,570,726	22	0.16	0.16	1.33
12/31/15		16.65	0.40	(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25	0.16	0.16	2.43
12/31/14		16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45	0.16	0.16	1.21
12/31/13		15.57	0.23	1.37	1.60	(0.21)	(0.17)	16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/12		14.65	0.13	1.45	1.58	(0.26)	(0.40)	15.57	10.88	2,799,205	27	0.16	0.16	0.83

JNL Alt 65 Fund
Class A
12/31/16		14.19	0.21	0.25	0.46	—	—	14.65	3.24	544,481	21	0.20	0.20	1.50
12/31/15		15.71	0.39	(0.67)	(0.28)	(0.29)	(0.95)	14.19	(1.80)	635,460	25	0.19	0.19	2.49
12/31/14		16.21	0.16	0.11	0.27	(0.26)	(0.51)	15.71	1.64	637,940	44	0.19	0.19	0.98
12/31/13		15.33	0.17	1.27	1.44	(0.18)	(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/12		15.05	0.06	1.57	1.63	(0.42)	(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36

JNL/American Funds Balanced Allocation Fund
Class A
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15	0.65	0.65	1.54
12/31/15		12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2	0.65	0.67	1.40
12/31/14		11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1	0.65	0.70	1.96
12/31/13		10.42	0.23	1.36	1.59	(0.06)	(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/12	*	10.00	0.33	0.09	0.42	—	—	10.42	4.20	148,585	9	0.70	0.70	4.79

JNL/American Funds Growth Allocation Fund
Class A
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19	0.65	0.65	1.23
12/31/15		12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2	0.65	0.67	1.08
12/31/14		12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2	0.65	0.70	1.68
12/31/13		10.44	0.22	1.96	2.18	(0.05)	(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/12	*	10.00	0.28	0.16	0.44	—	—	10.44	4.40	104,924	11	0.70	0.70	4.15

JNL Disciplined Moderate Fund
Class A
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44	0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57	0.15	0.15	1.78
12/31/14		12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18	0.15	0.15	1.43
12/31/13		10.62	0.19	1.62	1.81	(0.15)	(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/12		9.80	0.15	1.15	1.30	(0.15)	(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43

See accompanying Notes to Financial Statements.

54

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL Disciplined Moderate Growth Fund
Class A
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41	0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57	0.15	0.15	1.53
12/31/14		11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20	0.15	0.15	1.33
12/31/13		9.76	0.16	2.05	2.21	(0.12)	(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/12		8.92	0.13	1.13	1.26	(0.12)	(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34

JNL Disciplined Growth Fund
Class A
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38	0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58	0.17	0.17	1.36
12/31/14		10.88	0.14	0.40	0.54	(0.17)	(0.36)	10.89	4.98	697,755	23	0.17	0.17	1.22
12/31/13		9.01	0.15	2.01	2.16	(0.09)	(0.20)	10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/12		8.17	0.11	1.08	1.19	(0.10)	(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24

JNL/Franklin Templeton Founding Strategy Fund
Class A
12/31/16		11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8	0.05	0.05	2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)	(0.02)	11.02	(6.19)	1,426,476	6	0.05	0.05	3.12
12/31/14		11.85	0.18	0.14	0.32	(0.20)	—	11.97	2.67	1,655,658	4	0.05	0.05	1.49
12/31/13		9.74	0.21	2.12	2.33	(0.22)	—	11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/12		8.58	0.23	1.14	1.37	(0.21)	—	9.74	15.96	1,226,311	5	0.05	0.05	2.44

JNL/Mellon Capital 10 x 10 Fund
Class A
12/31/16		10.62	0.15	1.13	1.28	—	—	11.90	12.05	435,310	12	0.05	0.05	1.40
12/31/15		11.39	0.22	(0.48)	(0.26)	(0.23)	(0.28)	10.62	(2.26)	409,603	9	0.05	0.05	1.93
12/31/14		11.07	0.23	0.68	0.91	(0.20)	(0.39)	11.39	8.26	436,823	7	0.05	0.05	1.99
12/31/13		8.90	0.21	2.24	2.45	(0.21)	(0.07)	11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/12		7.93	0.21	1.05	1.26	(0.21)	(0.08)	8.90	15.96	314,184	10	0.05	0.05	2.40

JNL/Mellon Capital Index 5 Fund
Class A
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6	0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5	0.05	0.05	1.35
12/31/14		12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7	0.05	0.05	1.79
12/31/13		10.16	0.17	2.23	2.40	(0.17)	(0.19)	12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/12		9.31	0.19	1.10	1.29	(0.15)	(0.29)	10.16	13.96	542,692	4	0.05	0.05	1.87

JNL/MMRS Conservative Fund
Class A
12/31/16		10.25	0.13	0.28	0.41	—	—	10.66	4.00	398,265	27	0.35	0.35	1.25
12/31/15		10.49	0.23	(0.47)	(0.24)	—	—	10.25	(2.29)	464,863	46	0.36	0.36	2.16
12/31/14	*	10.00	0.33	0.16	0.49	—	—	10.49	4.90	26,784	32	0.35	0.35	4.75

JNL/MMRS Growth Fund
Class A
12/31/16		9.85	0.11	0.15	0.26	—	—	10.11	2.64	46,542	224	0.35	0.35	1.14
12/31/15		10.44	0.18	(0.77)	(0.59)	—	—	9.85	(5.65)	52,833	210	0.35	0.35	1.73
12/31/14	*	10.00	0.24	0.20	0.44	—	—	10.44	4.40	17,731	166	0.36	0.36	3.44

JNL/MMRS Moderate Fund
Class A
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159	0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138	0.35	0.35	2.07
12/31/14	*	10.00	0.24	0.22	0.46	—	—	10.46	4.60	44,689	79	0.35	0.35	3.45

JNL/S&P 4 Fund
Class A
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7	0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3	0.05	0.05	1.56
12/31/14		16.76	0.15	2.26	2.41	(0.36)	(0.34)	18.47	14.40	4,983,650	4	0.05	0.05	0.84
12/31/13		12.00	0.18	5.04	5.22	(0.10)	(0.36)	16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/12		10.92	0.12	1.64	1.76	(0.22)	(0.46)	12.00	16.23	1,284,464	10	0.05	0.05	0.97

JNL/S&P Managed Conservative Fund
Class A
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16	0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14	0.15	0.15	2.03
12/31/14		11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17	0.15	0.15	1.66
12/31/13		11.51	0.20	0.32	0.52	(0.07)	(0.01)	11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/12		10.96	0.17	0.79	0.96	(0.26)	(0.15)	11.51	8.77	1,840,028	18	0.15	0.15	1.47

See accompanying Notes to Financial Statements.

55

JNL Series Trust Master Feeder Funds and Funds of Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/S&P Managed Moderate Fund
Class A
12/31/16	13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9	0.14	0.14	0.97
12/31/15	13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11	0.14	0.14	1.80
12/31/14	12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16	0.14	0.14	1.36
12/31/13	11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/12	11.18	0.16	1.06	1.22	(0.21)	(0.35)	11.84	10.92	2,913,234	30	0.14	0.14	1.30

JNL/S&P Managed Moderate Growth Fund
Class A
12/31/16	14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13	0.14	0.14	0.73
12/31/15	14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13	0.14	0.14	1.41
12/31/14	14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12	0.14	0.14	1.18
12/31/13	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/12	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15

JNL/S&P Managed Growth Fund
Class A
12/31/16	14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15	0.14	0.14	0.63
12/31/15	14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11	0.14	0.14	0.77
12/31/14	14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11	0.14	0.14	0.75
12/31/13	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/12	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03

JNL/S&P Managed Aggressive Growth Fund
Class A
12/31/16	17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16	0.15	0.15	0.52
12/31/15	17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14	0.15	0.15	0.66
12/31/14	16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18	0.15	0.15	0.61
12/31/13	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/12	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86

*

Commencement of operations was as follows: JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund - April 28, 2014.

(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and Underlying Funds' expenses.
(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Feeder Funds' or Funds of Funds' purchases and sales of the Master Fund or Underlying Funds, respectively.

(f)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

56

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

NOTE 1. ORGANIZATION

[[L:TC_Field]]

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2016 consisted of one-hundred (100) separate funds. Information in these financial statements pertains to twenty-seven (27) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to other affiliated funds. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as "Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Alt 65 Fund. The funds are collectively known as "JNL Alt Funds".

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund. The funds are collectively known as "JNL Disciplined Funds”.

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund

JNAM
JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. The funds are collectively known as "JNL/MMRS Funds".	Milliman Financial Risk Management LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as "JNL/S&P Funds".

Standard & Poor’s Investment Advisory Services LLC

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated or unaffiliated funds (each, an “Underlying Fund”, and collectively, the “Underlying Funds”). The affiliated Underlying Funds are advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2016, the Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Blue Chip Income and Growth Fund – 33.52%, JNL/American Funds Global Bond Fund – 20.89%, JNL/American Funds Global Small Capitalization Fund – 12.58%, JNL/American Funds Growth-Income Fund – 15.41%, JNL/American Funds International Fund – 14.73% and JNL/American Funds New World Fund – 31.14%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL Alt Funds, JNL/American Funds Funds of Funds, JNL Disciplined Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund offers Class A shares. The Master Feeder Funds also offer Class B shares. The two classes differ principally in applicable 12b-1 fees. The Funds of Funds, except for the JNL/American Funds Funds of Funds, do not charge a 12b-1 fee, although shareholders investing in a Funds of Funds indirectly bear any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

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December 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund's shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the regulated investment company ("RIC") Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. Capital gains distributions received from the Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investment companies in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

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December 31, 2016

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser(s) and Sub-Advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative Fee (b-billions)
	$0 to $500m	Over $500m	$0 to $3b	Over $3b
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70 - 0.65%	0.15%	0.13%
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15	0.13
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15	0.13
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15	0.13

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Notes to Financial Statements

December 31, 2016

	Advisory Fee (m-millions)		Administrative Fee (b-billions)
	$0 to $500m	Over $500m	$0 to $3b	Over $3b
JNL/American Funds New World Fund	1.05%	1.05 - 1.00%	0.15%	0.13%
JNL Alt Funds	0.15	0.10	0.05	0.045
JNL/American Funds Funds of Funds	0.30	0.30 - 0.275	0.15	0.13
JNL Disciplined Funds	0.13	0.08	0.05	0.045
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05	0.045
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05	0.045
JNL/MMRS Funds	0.30	0.30 - 0.25	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08	0.05	0.045

Fee Waiver. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund	0.43%
JNL/American Funds Global Bond Fund[1]	0.525% for net assets between $0 - $1 billion and 0.50% for net assets over $1 billion
JNL/American Funds Global Small Capitalization Fund	0.55
JNL/American Funds Growth-Income Fund	0.35
JNL/American Funds International Fund	0.55
JNL/American Funds New World Fund	0.75
[1] Prior to September 19, 2016, the contractual fee waiver was 0.50%.

Distribution Fees. The Master Feeder Funds and JNL/American Funds Funds of Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") acts as custodian for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates. The Funds of Funds, except for the JNL/American Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by JNAM. The Master Feeder Funds invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion the year ended December, 31, 2016, American Funds Insurance Series - Global Growth and Income Fund – Class 1 was considered an affiliated company for both of the JNL/American Funds Funds of Funds and American Funds Insurance Series – High-Income Bond Fund – Class 1 was considered an affiliated company for JNL/American Funds Balanced Allocation Fund. The following table details each Fund's long term investments in affiliates (in thousands) held during the year ended December 31, 2016.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	1,962,003	806,328	29,446	240,117	8,294	2,909,237
	1,962,003	806,328	29,446	240,117	8,294	2,909,237
JNL/American Funds Global Bond Fund

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December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
American Funds Insurance Series - Global Bond Fund - Class 1	443,167	83,572	61,953	4,678	(4,833)	471,581
	443,167	83,572	61,953	4,678	(4,833)	471,581
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	515,321	114,804	54,221	89,684	3,386	495,272
	515,321	114,804	54,221	89,684	3,386	495,272
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	3,069,531	1,029,929	27,576	433,957	6,575	4,041,191
	3,069,531	1,029,929	27,576	433,957	6,575	4,041,191

JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	980,481	226,505	40,907	104,189	(2,391)	1,100,507
	980,481	226,505	40,907	104,189	(2,391)	1,100,507
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	797,805	101,250	29,377	9,178	(6,761)	904,647
	797,805	101,250	29,377	9,178	(6,761)	904,647

JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	12,304	10,741	-	177	-	23,235
JNL Multi-Manager Mid Cap Fund - Class A	-	48,433	2,673	-	101	48,331
JNL/AQR Managed Futures Strategy Fund - Class A	38,814	12,026	1,300	1,860	85	43,883
JNL/BlackRock Global Long Short Credit Fund	33,509	782	7,236	782	(403)	27,001
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,448	20,746	1,722	2,093	49	58,721
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	16,128	163	11,079	163	(488)	6,279
JNL/Crescent High Income Fund - Class A	-	22,041	-	-	-	23,031
JNL/DFA U.S. Micro Cap Fund	17,536	1,456	-	1,456	-	22,227
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	64,006	1,023	1,042	132	70,912
JNL/DoubleLine Total Return Fund	89,482	71,572	3,155	2,522	253	157,865
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	41,694	1,628	10,352	1,628	(359)	33,596
JNL/Franklin Templeton Global Growth Fund - Class A	36,526	5	36,938	-	(6,473)	-
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	73,250	7,046	26,753	296	(5,612)	54,482
JNL/Invesco Global Real Estate Fund - Class A	18,313	619	6,415	619	481	12,319
JNL/Lazard Emerging Markets Fund - Class A	41,379	878	9,700	878	(2,034)	39,171
JNL/Mellon Capital International Index Fund - Class A	179,960	570	20,425	411	167	160,901
JNL/Mellon Capital S&P 500 Index Fund - Class A	132,788	256	55,305	256	1,961	88,194
JNL/Mellon Capital Small Cap Index Fund - Class A	53,190	213	25,942	211	6,343	37,554
JNL/Neuberger Berman Currency Fund	19,435	2,492	2,370	413	35	18,855
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,061	-	5,814	-	(3,681)	405
JNL/Neuberger Berman Strategic Income Fund - Class A	49,891	286	48,281	286	1,668	3,394
JNL/Nicholas Convertible Arbitrage Fund	28,535	112	6,334	112	(55)	23,001
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	-	9,541	-	-	-	9,454
JNL/PIMCO Real Return Fund - Class A	-	19,555	-	-	-	19,564
JNL/PIMCO Total Return Bond Fund - Class A	53,837	698	36,045	180	(1,737)	19,473
JNL/PPM America Floating Rate Income Fund - Class A	22,073	4	22,712	-	(1,105)	-
JNL/PPM America High Yield Bond Fund - Class A	38,016	40	22,241	33	(3,037)	19,725
JNL/PPM America Long Short Credit Fund	31,379	852	29,528	851	(2,299)	3,458
JNL/PPM America Total Return Fund - Class A	67,088	3,046	22,562	1,503	(385)	48,931
JNL/Red Rocks Listed Private Equity Fund - Class A	16,264	1	16,096	-	(2,091)	-
JNL/S&P Mid 3 Fund - Class A	33,771	281	35,899	-	(4,149)	-
JNL/Scout Unconstrained Bond Fund - Class A	44,515	24,764	7,677	512	(121)	63,271
JNL/T. Rowe Price Established Growth Fund - Class A	100,505	422	27,892	419	(1,983)	72,735
JNL/T. Rowe Price Value Fund - Class A	100,230	8,231	20,603	8,231	(1,620)	88,977
JNL/The London Company Focused U.S.Equity Fund	74,569	531	8,208	441	885	78,632
JNL/WCM Focused International Equity Fund	90,571	7,242	4,588	205	325	93,162
JNL/Westchester Capital Event Driven Fund - Class A	11,478	25,825	719	160	(28)	37,279
JNL/WMC Money Market Fund - Class A	-	30,022	30,022	-	-	-
	1,613,539	397,126	567,609	27,740	(25,175)	1,508,018

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Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	15,622	10,301	-	160	-	26,082
JNL Multi-Manager Mid Cap Fund - Class A	-	50,591	1,567	-	68	51,572
JNL/AQR Managed Futures Strategy Fund - Class A	88,176	25,125	4,496	4,066	275	96,522
JNL/AQR Risk Parity Fund	4,194	-	4,065	-	(483)	349
JNL/BlackRock Global Long Short Credit Fund	68,892	1,827	7,892	1,827	(423)	62,756
JNL/Boston Partners Global Long Short Equity Fund - Class A	86,861	42,023	495	4,433	17	126,830
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	40,523	404	28,467	404	(1,878)	15,088
JNL/Crescent High Income Fund - Class A	-	28,578	-	-	-	29,630
JNL/DFA U.S. Micro Cap Fund	13,240	1,099	-	1,099	-	16,781
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	86,881	7,516	1,462	875	90,433
JNL/DoubleLine Total Return Fund	101,404	66,232	206	2,626	18	167,471
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	82,073	3,518	12,613	3,519	(542)	74,169
JNL/Franklin Templeton Global Growth Fund - Class A	39,972	-	40,349	-	(7,185)	-
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	78,947	4,065	29,001	315	(6,099)	55,035
JNL/Invesco Global Real Estate Fund - Class A	42,035	1,351	15,925	1,351	1,470	27,037
JNL/Lazard Emerging Markets Fund - Class A	43,020	863	11,249	863	(2,535)	39,385
JNL/Mellon Capital International Index Fund - Class A	187,962	429	27,472	429	1,156	161,665
JNL/Mellon Capital S&P 500 Index Fund - Class A	164,859	285	74,220	285	1,948	102,710
JNL/Mellon Capital Small Cap Index Fund - Class A	58,705	161	39,840	161	9,622	28,473
JNL/Neuberger Berman Currency Fund	49,270	967	5,339	967	34	43,237
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	12,926	-	11,273	-	(7,314)	2,215
JNL/Neuberger Berman Strategic Income Fund - Class A	54,909	522	48,121	522	1,752	8,953
JNL/Nicholas Convertible Arbitrage Fund	67,756	289	10,679	289	(50)	59,162
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	-	9,985	-	-	-	9,777
JNL/PIMCO Real Return Fund - Class A	-	23,499	3	-	-	23,507
JNL/PIMCO Total Return Bond Fund - Class A	57,920	233	37,040	233	(1,763)	22,245
JNL/PPM America Floating Rate Income Fund - Class A	23,074	-	23,917	-	(955)	-
JNL/PPM America High Yield Bond Fund - Class A	40,978	-	43,225	-	(6,237)	-
JNL/PPM America Long Short Credit Fund	64,947	2,793	49,594	2,793	(3,973)	19,334
JNL/PPM America Total Return Fund - Class A	72,699	1,384	31,791	1,384	(314)	43,988
JNL/Red Rocks Listed Private Equity Fund - Class A	36,505	1,490	32,554	1,490	(4,375)	4,373
JNL/S&P Mid 3 Fund - Class A	16,969	15	17,913	-	(2,129)	-
JNL/Scout Unconstrained Bond Fund - Class A	47,353	26,229	3,839	530	(108)	71,504
JNL/T. Rowe Price Established Growth Fund - Class A	97,014	424	23,438	424	(1,303)	74,214
JNL/T. Rowe Price Value Fund - Class A	96,614	8,039	20,575	8,039	(1,519)	85,246
JNL/The London Company Focused U.S.Equity Fund	55,452	331	4,709	331	538	59,868
JNL/WCM Focused International Equity Fund	93,058	12,742	3,383	227	258	102,191
JNL/Westchester Capital Event Driven Fund - Class A	23,464	45,518	-	271	-	70,168
JNL/WMC Money Market Fund - Class A	-	21,011	21,011	-	-	-
	2,027,393	479,204	693,777	40,500	(31,154)	1,871,970
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	53,207	17,417	-	622	-	71,139
JNL Multi-Manager Mid Cap Fund - Class A	-	55,832	1,459	-	63	57,051
JNL/AQR Managed Futures Strategy Fund - Class A	153,129	57,400	8,428	7,477	463	179,557
JNL/AQR Risk Parity Fund	6,040	-	5,122	-	(926)	1,271
JNL/BlackRock Global Long Short Credit Fund	152,955	3,617	33,416	3,617	(1,855)	122,919
JNL/Boston Partners Global Long Short Equity Fund - Class A	205,158	64,924	5,593	9,247	176	261,041
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	79,724	831	54,828	831	(5,715)	31,059
JNL/Crescent High Income Fund - Class A	-	42,671	-	-	-	43,817
JNL/DFA U.S. Micro Cap Fund	13,252	1,100	-	1,100	-	16,797
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	66,837	-	1,037	-	74,653
JNL/DoubleLine Total Return Fund	114,231	85,716	83	2,958	5	199,903
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	155,978	6,962	18,775	6,962	(759)	146,520
JNL/Franklin Templeton Global Growth Fund - Class A	31,575	-	31,802	-	(5,788)	-
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	89,163	2,977	30,032	377	(6,339)	63,392

62

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/Invesco Global Real Estate Fund - Class A	82,472	2,754	29,714	2,754	974	54,616
JNL/Lazard Emerging Markets Fund - Class A	43,813	976	8,772	960	(1,623)	43,064
JNL/Mellon Capital International Index Fund - Class A	211,687	1,027	33,859	489	4,588	179,748
JNL/Mellon Capital S&P 500 Index Fund - Class A	179,692	333	88,458	333	3,966	105,590
JNL/Mellon Capital Small Cap Index Fund - Class A	61,724	113	48,961	113	11,217	21,309
JNL/Neuberger Berman Currency Fund	94,007	1,912	6,670	1,910	46	85,955
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	20,218	-	17,284	-	(10,975)	3,834
JNL/Neuberger Berman Strategic Income Fund - Class A	62,872	598	53,711	598	1,778	11,447
JNL/Nicholas Convertible Arbitrage Fund	132,011	561	22,443	561	36	113,722
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	-	16,327	-	-	-	16,373
JNL/PIMCO Real Return Fund - Class A	-	25,404	-	-	-	25,404
JNL/PIMCO Total Return Bond Fund - Class A	62,845	481	64,442	262	(2,936)	-
JNL/PPM America Floating Rate Income Fund - Class A	25,825	275	26,916	275	(1,209)	-
JNL/PPM America High Yield Bond Fund - Class A	48,870	-	52,047	-	(7,341)	-
JNL/PPM America Long Short Credit Fund	134,968	5,861	97,369	5,861	(7,709)	45,954
JNL/PPM America Total Return Fund - Class A	83,533	4,680	32,971	1,680	(214)	57,321
JNL/Red Rocks Listed Private Equity Fund - Class A	75,091	3,092	62,109	3,092	(8,492)	13,825
JNL/S&P Mid 3 Fund - Class A	16,225	503	17,605	-	(2,009)	-
JNL/Scout Unconstrained Bond Fund - Class A	54,418	27,200	106	584	(3)	83,681
JNL/T. Rowe Price Established Growth Fund - Class A	135,879	669	26,110	623	(1,429)	110,958
JNL/T. Rowe Price Value Fund - Class A	132,178	11,649	34,485	11,618	(2,320)	111,164
JNL/WCM Focused International Equity Fund	96,973	208	5,334	206	366	91,905
JNL/Westchester Capital Event Driven Fund - Class A	51,409	72,485	-	510	-	126,179
JNL/WMC Money Market Fund - Class A	-	14,640	14,640	-	-	-
	2,861,122	598,032	933,544	66,657	(43,964)	2,571,168
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	23,033	3,013	-	228	-	26,209
JNL Multi-Manager Mid Cap Fund - Class A	-	12,610	769	-	31	12,537
JNL/AQR Managed Futures Strategy Fund - Class A	43,293	20,505	4,381	2,246	113	52,802
JNL/BlackRock Global Long Short Credit Fund	42,964	948	12,010	948	(677)	31,818
JNL/Boston Partners Global Long Short Equity Fund - Class A	57,470	15,508	1,561	2,489	35	70,447
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	20,138	191	14,136	191	(342)	7,398
JNL/Crescent High Income Fund - Class A	-	4,921	9	-	-	5,139
JNL/DFA U.S. Micro Cap Fund	480	40	-	40	-	608
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	14,597	-	188	-	16,081
JNL/DoubleLine Total Return Fund	13,931	16,715	4,207	463	272	26,395
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	49,333	2,105	8,752	2,105	(360)	43,419
JNL/Franklin Templeton Global Growth Fund - Class A	6,336	-	6,209	-	(1,327)	-
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,792	581	4,878	38	(1,038)	6,610
JNL/Invesco Global Real Estate Fund - Class A	22,158	822	6,552	822	(8)	16,123
JNL/Lazard Emerging Markets Fund - Class A	6,440	140	1,470	140	(199)	6,146
JNL/Mellon Capital International Index Fund - Class A	43,455	80	15,080	80	1,754	28,609
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,480	68	21,796	68	1,023	19,616
JNL/Mellon Capital Small Cap Index Fund - Class A	9,673	-	10,515	-	1,558	-
JNL/Neuberger Berman Currency Fund	27,007	531	2,826	529	28	23,808
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,988	-	3,711	-	(1,893)	265
JNL/Neuberger Berman Strategic Income Fund - Class A	1,602	-	1,600	-	(79)	-
JNL/Nicholas Convertible Arbitrage Fund	39,048	156	9,461	156	15	30,757
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	-	3,532	-	-	-	3,512
JNL/PPM America Floating Rate Income Fund - Class A	1,660	-	1,661	-	(131)	-
JNL/PPM America High Yield Bond Fund - Class A	8,125	-	8,573	-	(1,296)	-
JNL/PPM America Long Short Credit Fund	40,068	1,681	30,248	1,681	(2,394)	12,168
JNL/PPM America Total Return Fund - Class A	8,342	177	3,021	177	(65)	5,698
JNL/Red Rocks Listed Private Equity Fund - Class A	20,950	421	20,847	421	(4,290)	-
JNL/S&P Mid 3 Fund - Class A	6,191	-	6,482	-	(877)	-
JNL/Scout Unconstrained Bond Fund - Class A	7,942	3,681	684	87	(3)	11,243
JNL/T. Rowe Price Established Growth Fund - Class A	21,992	98	5,173	98	(305)	16,953

63

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/T. Rowe Price Value Fund - Class A	21,448	1,804	4,753	1,804	(427)	18,748
JNL/WCM Focused International Equity Fund	16,676	42	680	35	(4)	15,989
JNL/Westchester Capital Event Driven Fund - Class A	22,579	12,270	-	142	-	35,506
JNL/WMC Money Market Fund - Class A	-	4,961	4,961	-	-	-
	635,594	122,198	217,006	15,176	(10,886)	544,604
JNL/American Funds Balanced Allocation Fund
American Funds Insurance Series - Global Growth and Income Fund - Class 1	43,604	56,267	30	1,913	8	102,270
American Funds Insurance Series - High-Income Bond Fund - Class 1	122,395	38,017	24,923	8,894	(2,836)	149,769
	165,999	94,284	24,953	10,807	(2,828)	252,039
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - Global Growth and Income Fund - Class 1	46,239	53,599	228	1,904	60	102,010
	46,239	53,599	228	1,904	60	102,010
JNL Disciplined Moderate Fund
JNL Multi-Manager Mid Cap Fund - Class A	-	68,633	2,229	-	112	70,109
JNL/Crescent High Income Fund - Class A	-	23,847	204	-	8	24,940
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	87,793	11,693	1,388	1,137	87,342
JNL/DoubleLine Total Return Fund	119,354	83,037	5,473	3,034	381	196,842
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	52,534	25,252	2,106	348	(158)	77,519
JNL/Mellon Capital Emerging Market Index Fund - Class A	38,908	12,290	4,421	801	(600)	50,525
JNL/Mellon Capital International Index Fund - Class A	117,705	19,582	37,804	246	2,954	99,851
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	87,434	1,241	96,999	-	9,996	-
JNL/Mellon Capital S&P 500 Index Fund - Class A	196,144	34,435	60,540	519	9,614	189,499
JNL/Mellon Capital Small Cap Index Fund - Class A	12,915	28,606	6,333	231	433	41,965
JNL/Neuberger Berman Strategic Income Fund - Class A	65,989	2,068	69,668	840	(1,187)	-
JNL/PIMCO Credit Income Fund	-	59,839	15,837	544	(207)	42,873
JNL/PIMCO Real Return Fund - Class A	-	32,386	55	-	-	32,334
JNL/PIMCO Total Return Bond Fund - Class A	85,929	1,240	89,775	-	(3,079)	-
JNL/PPM America Floating Rate Income Fund - Class A	33,021	343	34,417	-	(1,245)	-
JNL/PPM America High Yield Bond Fund - Class A	65,440	335	43,353	46	(7,775)	28,510
JNL/PPM America Total Return Fund - Class A	79,125	5,601	15,117	2,187	(246)	71,475
JNL/S&P International 5 Fund - Class A	19,576	812	21,226	-	(752)	-
JNL/S&P Mid 3 Fund - Class A	22,295	493	24,059	-	(2,417)	-
JNL/Scout Unconstrained Bond Fund - Class A	52,844	38,403	3,861	669	(83)	89,239
JNL/T. Rowe Price Capital Appreciation Fund	66,333	39,575	1,153	1,294	(8)	109,662
JNL/T. Rowe Price Established Growth Fund - Class A	72,171	5,307	28,693	255	(1,942)	49,063
JNL/T. Rowe Price Value Fund - Class A	71,965	10,158	12,996	6,640	(748)	70,064
JNL/WCM Focused International Equity Fund	52,642	34,846	991	176	91	86,245
JNL/WMC Money Market Fund - Class A	-	7,931	7,931	-	-	-
	1,312,324	624,053	596,934	19,218	4,279	1,418,057
JNL Disciplined Moderate Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	-	100,823	700	-	16	105,529
JNL/Crescent High Income Fund - Class A	-	35,705	5,283	-	237	32,325
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	-	146,810	15,243	2,361	1,570	150,611
JNL/DoubleLine Total Return Fund	103,462	56,183	24,677	2,378	1,660	134,985
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	68,380	12,174	30,786	252	(6,162)	50,389
JNL/Mellon Capital Emerging Market Index Fund - Class A	84,780	14,956	13,368	1,474	(1,531)	93,676
JNL/Mellon Capital Healthcare Sector Fund - Class A	51,698	1,932	49,553	-	(7,361)	-
JNL/Mellon Capital International Index Fund - Class A	203,990	18,341	65,163	361	(2,644)	157,867
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	126,789	816	139,275	-	10,236	-
JNL/Mellon Capital S&P 500 Index Fund - Class A	254,876	46,856	41,367	751	7,386	288,441
JNL/Mellon Capital Small Cap Index Fund - Class A	33,709	37,453	14,842	372	615	68,529
JNL/Neuberger Berman Strategic Income Fund - Class A	42,908	1,545	45,321	619	(1,584)	-
JNL/PIMCO Credit Income Fund	-	36,169	3,003	330	(32)	32,578
JNL/PIMCO Real Return Fund - Class A	-	23,407	37	-	-	23,383
JNL/PIMCO Total Return Bond Fund - Class A	60,188	883	62,914	-	(1,919)	-

64

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/PPM America Floating Rate Income Fund - Class A	17,184	208	17,921	-	(651)	-
JNL/PPM America High Yield Bond Fund - Class A	34,090	119	35,958	-	(5,842)	-
JNL/PPM America Total Return Fund - Class A	51,485	3,140	23,384	1,075	(307)	32,564
JNL/S&P International 5 Fund - Class A	51,003	3,646	1,354	2,123	(71)	55,434
JNL/S&P Mid 3 Fund - Class A	33,520	355	35,751	-	(3,293)	-
JNL/Scout Unconstrained Bond Fund - Class A	42,992	43,600	18,402	631	(248)	69,593
JNL/T. Rowe Price Capital Appreciation Fund	86,005	62,625	2,816	1,722	(116)	152,127
JNL/T. Rowe Price Established Growth Fund - Class A	119,223	6,584	34,990	469	(2,360)	91,407
JNL/T. Rowe Price Value Fund - Class A	119,196	31,336	23,785	11,397	(1,197)	128,342
JNL/WCM Focused International Equity Fund	119,423	61,748	3,605	340	242	177,353
JNL/WMC Money Market Fund - Class A	-	7,253	7,253	-	-	-
	1,704,901	754,667	716,751	26,655	(13,356)	1,845,133
JNL Disciplined Growth Fund
JNL Multi-Manager Mid Cap Fund - Class A	-	52,730	411	-	4	55,022
JNL/Crescent High Income Fund - Class A	-	10,939	369	-	10	11,129
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	29,122	62,380	7,619	1,479	749	96,376
JNL/DoubleLine Total Return Fund	23,264	23,151	10,661	661	517	35,671
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	30,479	4,691	23,906	53	(4,461)	11,025
JNL/Mellon Capital Emerging Market Index Fund - Class A	45,447	14,183	9,550	831	(2,269)	54,107
JNL/Mellon Capital Healthcare Sector Fund - Class A	30,971	2,155	30,707	-	(4,289)	-
JNL/Mellon Capital International Index Fund - Class A	106,503	14,046	32,117	207	(1,790)	89,036
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	75,501	2,487	84,747	-	5,711	-
JNL/Mellon Capital S&P 500 Index Fund - Class A	113,899	34,381	13,645	398	2,910	149,219
JNL/Mellon Capital Small Cap Index Fund - Class A	22,572	18,923	11,182	198	10	37,279
JNL/PIMCO Credit Income Fund	-	9,234	224	78	3	8,954
JNL/PPM America High Yield Bond Fund - Class A	15,220	443	16,413	-	(2,490)	-
JNL/PPM America Total Return Fund - Class A	11,531	553	12,488	-	(72)	-
JNL/S&P International 5 Fund - Class A	30,419	3,880	4,574	1,166	(269)	31,042
JNL/S&P Mid 3 Fund - Class A	16,793	583	18,349	-	(1,628)	-
JNL/Scout Unconstrained Bond Fund - Class A	15,439	16,174	7,682	220	(52)	24,455
JNL/T. Rowe Price Capital Appreciation Fund	-	35,072	176	406	(2)	35,379
JNL/T. Rowe Price Established Growth Fund - Class A	61,017	17,757	7,955	363	(411)	72,357
JNL/T. Rowe Price Value Fund - Class A	72,322	19,245	9,254	6,894	(242)	83,539
JNL/WCM Focused International Equity Fund	60,989	31,898	3,146	173	89	89,658
JNL/WMC Money Market Fund - Class A	-	5,908	5,908	-	-	-
	761,488	380,813	311,083	13,127	(7,972)	884,248
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	473,903	39,403	38,342	37,898	(907)	485,054
JNL/Franklin Templeton Income Fund - Class A	476,620	26,375	57,099	21,387	(1,935)	485,212
JNL/Franklin Templeton Mutual Shares Fund - Class A	476,075	42,866	60,871	41,805	3,682	484,222
	1,426,598	108,644	156,312	101,090	840	1,454,488
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	41,378	11,729	10,140	314	(141)	43,355
JNL/Mellon Capital International Index Fund - Class A	40,964	7,468	5,359	103	767	43,432
JNL/Mellon Capital JNL 5 Fund - Class A	204,619	19,471	25,713	5,065	14,433	216,278
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	40,942	2,773	7,191	265	3,471	43,724
JNL/Mellon Capital S&P 500 Index Fund - Class A	40,990	3,601	5,462	106	3,092	43,290
JNL/Mellon Capital Small Cap Index Fund - Class A	40,742	2,829	7,756	224	3,244	45,266
	409,635	47,871	61,621	6,077	24,866	435,345
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	153,271	22,309	17,097	1,251	(359)	159,843
JNL/Mellon Capital International Index Fund - Class A	151,290	13,822	2,422	404	533	163,917
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	149,978	4,725	8,903	1,046	3,663	174,231
JNL/Mellon Capital S&P 500 Index Fund - Class A	153,288	3,988	5,487	418	2,557	168,312
JNL/Mellon Capital Small Cap Index Fund - Class A	149,722	4,001	10,359	879	4,064	180,396
	757,549	48,845	44,268	3,998	10,458	846,699
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	10,843	3,810	5,267	1,235	(2,184)	8,674
JNL/Franklin Templeton Mutual Shares Fund - Class A	16,313	4,661	8,573	1,225	(1,797)	13,068
JNL/Goldman Sachs Core Plus Bond Fund - Class A	53,161	13,001	18,132	1,210	(256)	48,074
JNL/Invesco International Growth Fund - Class A	27,173	6,786	10,530	854	(1,943)	21,964

65

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/Invesco Small Cap Growth Fund - Class A	16,260	3,878	8,172	358	(1,603)	12,986
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	53,153	12,794	17,987	911	(248)	48,062
JNL/Mellon Capital Bond Index Fund - Class A	53,139	12,166	18,058	391	(302)	48,086
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	10,872	2,662	4,977	328	(643)	8,627
JNL/Mellon Capital Emerging Market Index Fund - Class A	26,985	6,484	12,995	373	(4,620)	22,037
JNL/Mellon Capital Healthcare Sector Fund - Class A	16,345	5,158	6,720	1,166	(956)	13,077
JNL/Mellon Capital S&P 24 Fund - Class A	16,213	4,897	7,116	1,174	(5,863)	13,007
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	16,232	3,414	8,803	90	(689)	13,048
JNL/Neuberger Berman Strategic Income Fund - Class A	22,174	5,695	8,415	720	(408)	20,031
JNL/PIMCO Real Return Fund - Class A	22,174	6,236	8,382	1,224	(609)	20,028
JNL/PIMCO Total Return Bond Fund - Class A	44,432	9,799	15,310	197	(824)	40,037
JNL/S&P Competitive Advantage Fund - Class A	16,154	5,494	7,602	1,540	(1,749)	12,941
JNL/S&P Dividend Income & Growth Fund - Class A	16,299	4,289	8,763	810	(722)	13,067
JNL/S&P Intrinsic Value Fund - Class A	16,201	4,098	7,406	360	(2,959)	12,924
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	10,899	2,360	4,960	57	(734)	8,666
	465,022	117,682	188,168	14,223	(29,109)	398,404
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	1,891	4,413	3,219	271	(367)	2,905
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,517	3,465	2,694	143	(134)	2,337
JNL/Goldman Sachs Core Plus Bond Fund - Class A	3,763	7,496	11,298	66	(28)	-
JNL/Invesco International Growth Fund - Class A	3,781	8,684	6,203	151	(293)	5,883
JNL/Invesco Small Cap Growth Fund - Class A	1,892	4,148	3,238	53	(147)	2,903
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	5,017	9,960	15,046	66	(29)	-
JNL/Mellon Capital Bond Index Fund - Class A	5,016	9,912	15,055	28	(8)	-
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,514	3,374	2,528	58	(164)	2,312
JNL/Mellon Capital Emerging Market Index Fund - Class A	3,792	8,514	6,526	66	(231)	5,850
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,278	5,496	3,902	206	(105)	3,502
JNL/Mellon Capital S&P 24 Fund - Class A	1,507	3,542	2,578	138	(595)	2,329
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	2,263	4,841	3,916	16	(130)	3,498
JNL/Neuberger Berman Strategic Income Fund - Class A	2,512	5,011	7,618	63	27	-
JNL/PIMCO Real Return Fund - Class A	2,513	5,033	7,595	107	(41)	-
JNL/PIMCO Total Return Bond Fund - Class A	3,758	7,452	11,326	13	(74)	-
JNL/S&P Competitive Advantage Fund - Class A	2,633	6,119	4,330	314	(565)	4,030
JNL/S&P Dividend Income & Growth Fund - Class A	3,040	6,849	5,342	190	(53)	4,670
JNL/S&P Intrinsic Value Fund - Class A	2,643	5,835	4,273	74	(716)	4,014
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	1,519	3,323	2,525	10	(133)	2,324
	52,849	113,467	119,212	2,033	(3,786)	46,557
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	8,154	13,007	11,627	1,055	(1,780)	8,966
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,118	9,322	8,893	523	(568)	6,761
JNL/Goldman Sachs Core Plus Bond Fund - Class A	17,477	26,866	34,147	365	319	10,346
JNL/Invesco International Growth Fund - Class A	20,372	30,698	26,485	730	(1,316)	22,710
JNL/Invesco Small Cap Growth Fund - Class A	8,154	11,898	11,617	204	(759)	8,964
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	19,989	30,584	38,955	314	397	11,803
JNL/Mellon Capital Bond Index Fund - Class A	19,988	30,383	39,040	135	384	11,807
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,116	9,066	8,375	210	(672)	6,710
JNL/Mellon Capital Emerging Market Index Fund - Class A	10,198	15,050	14,302	160	(648)	11,161
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,164	13,027	11,073	663	(457)	8,987
JNL/Mellon Capital S&P 24 Fund - Class A	6,087	9,545	8,386	501	(2,383)	6,741
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	10,192	14,508	14,868	64	(591)	11,240
JNL/Neuberger Berman Strategic Income Fund - Class A	9,985	15,525	19,954	299	266	5,922
JNL/PIMCO Real Return Fund - Class A	9,985	15,608	19,803	508	165	5,920

66

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/PIMCO Total Return Bond Fund - Class A	14,984	22,811	29,410	61	(100)	8,877
JNL/S&P Competitive Advantage Fund - Class A	10,127	16,317	14,050	1,097	(2,109)	11,145
JNL/S&P Dividend Income & Growth Fund - Class A	12,174	18,226	17,495	691	(191)	13,545
JNL/S&P Intrinsic Value Fund - Class A	10,173	15,529	14,130	257	(2,633)	11,120
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,118	8,809	8,299	37	(604)	6,737
	214,555	326,779	350,909	7,874	(13,280)	189,462
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	1,586,931	355,026	72,474	190,876	22,862	1,773,239
JNL/S&P Dividend Income & Growth Fund - Class A	1,628,995	237,127	222,656	100,271	66,734	1,807,676
JNL/S&P Intrinsic Value Fund - Class A	1,568,903	223,854	70,286	44,630	24,847	1,768,153
JNL/S&P Total Yield Fund - Class A	1,586,151	131,720	111,046	31,226	32,629	1,773,867
	6,370,980	947,727	476,462	367,003	147,072	7,122,935
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	46,153	4,116	3,048	475	(139)	47,573
JNL Multi-Manager Mid Cap Fund - Class A	-	20,843	6,198	-	88	15,699
JNL Multi-Manager Small Cap Growth Fund - Class A	15,142	5,869	4,651	2,211	(349)	15,645
JNL Multi-Manager Small Cap Value Fund - Class A	15,021	3,866	5,668	1,400	775	15,681
JNL/Causeway International Value Select Fund - Class A	15,272	2,430	1,868	193	31	15,843
JNL/Crescent High Income Fund - Class A	-	65,684	5,271	-	176	63,515
JNL/DFA U.S. Core Equity Fund - Class A	30,436	4,810	7,460	1,145	2,693	31,328
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	-	17,015	1,933	-	76	15,900
JNL/DoubleLine Total Return Fund	138,707	9,730	5,459	2,301	391	143,481
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	107,478	12,408	13,503	713	86	110,455
JNL/Goldman Sachs Core Plus Bond Fund - Class A	46,239	3,095	1,266	1,182	(80)	47,831
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,433	838	18,623	-	(8,073)	15,596
JNL/Goldman Sachs Mid Cap Value Fund - Class A	15,169	1,952	18,146	-	(2,569)	-
JNL/Invesco Global Real Estate Fund - Class A	15,393	3,183	2,326	789	167	16,007
JNL/Invesco International Growth Fund - Class A	15,281	2,614	1,285	611	253	15,930
JNL/Invesco Mid Cap Value Fund - Class A	15,027	3,219	4,742	526	(432)	15,710
JNL/JPMorgan MidCap Growth Fund - Class A	30,591	8,919	6,502	2,758	439	31,214
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	138,721	9,727	4,208	2,669	(4)	143,434
JNL/PIMCO Real Return Fund - Class A	61,650	5,380	2,549	3,838	(971)	63,822
JNL/PIMCO Total Return Bond Fund - Class A	92,360	4,182	2,800	463	(209)	95,770
JNL/PPM America Floating Rate Income Fund - Class A	30,782	2,174	2,640	1,445	126	31,785
JNL/PPM America High Yield Bond Fund - Class A	90,943	20,033	46,882	135	(9,037)	79,515
JNL/PPM America Low Duration Bond Fund - Class A	107,905	8,162	5,179	1,344	41	111,294
JNL/PPM America Total Return Fund - Class A	107,847	5,161	4,202	3,436	421	111,533
JNL/Scout Unconstrained Bond Fund - Class A	92,443	3,895	4,420	729	(43)	95,418
JNL/T. Rowe Price Established Growth Fund - Class A	45,941	7,286	7,539	256	2,492	46,958
JNL/T. Rowe Price Short-Term Bond Fund - Class A	154,102	2,725	46,217	1,398	(1,192)	111,216
JNL/T. Rowe Price Value Fund - Class A	45,941	9,430	9,350	4,456	2,126	47,116
JNL/WCM Focused International Equity Fund	15,337	2,074	1,701	34	173	15,866
JNL/WMC Value Fund - Class A	15,247	2,163	3,695	282	536	15,696
	1,535,561	252,983	249,331	34,789	(12,008)	1,586,831
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	94,131	2,171	-	914	-	96,927
JNL Multi-Manager Mid Cap Fund - Class A	-	32,360	-	-	-	34,422
JNL Multi-Manager Small Cap Growth Fund - Class A	32,521	5,611	1,195	4,542	(77)	34,504
JNL Multi-Manager Small Cap Value Fund - Class A	63,611	7,022	5,019	5,854	789	74,954
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,055	1,210	684	725	49	33,071
JNL/Causeway International Value Select Fund - Class A	27,434	2,863	-	348	-	30,130
JNL/Crescent High Income Fund - Class A	-	87,659	-	-	-	91,562
JNL/DFA U.S. Core Equity Fund - Class A	37,318	1,232	5,880	1,232	445	36,091
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	-	36,045	3,581	-	139	34,201
JNL/DoubleLine Total Return Fund	232,389	3,671	8,531	3,620	636	228,644
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	231,015	2,368	3,579	1,403	7	237,149
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	63,539	83	37,570	-	(16,418)	32,074

67

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/Goldman Sachs Mid Cap Value Fund - Class A	61,236	1,810	48,844	-	(5,886)	19,567
JNL/Invesco Global Real Estate Fund - Class A	35,305	1,656	3,267	1,629	252	32,971
JNL/Invesco International Growth Fund - Class A	60,391	4,558	-	2,351	-	61,953
JNL/Invesco Mid Cap Value Fund - Class A	31,743	1,763	1,778	1,076	(124)	35,648
JNL/Invesco Small Cap Growth Fund - Class A	32,394	1,467	1,928	890	545	34,862
JNL/JPMorgan MidCap Growth Fund - Class A	94,287	11,401	397	8,177	21	98,057
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	168,885	3,097	9,471	3,013	185	162,028
JNL/Lazard Emerging Markets Fund - Class A	31,635	1,089	3,651	757	(906)	34,474
JNL/Oppenheimer Global Growth Fund - Class A	34,217	1,430	924	1,194	185	33,587
JNL/PIMCO Real Return Fund - Class A	129,737	7,844	5,133	7,821	(1,392)	131,271
JNL/PIMCO Total Return Bond Fund - Class A	152,155	653	22,313	653	(1,684)	133,877
JNL/PPM America Floating Rate Income Fund - Class A	35,892	-	37,393	-	1,450	-
JNL/PPM America High Yield Bond Fund - Class A	157,843	5,519	46,846	236	(7,293)	141,553
JNL/PPM America Low Duration Bond Fund - Class A	175,112	8,748	-	2,214	-	184,538
JNL/PPM America Total Return Fund - Class A	161,798	5,031	6,312	5,023	641	164,601
JNL/Scout Unconstrained Bond Fund - Class A	137,818	9,272	-	1,124	-	152,467
JNL/T. Rowe Price Established Growth Fund - Class A	306,512	3,976	10,321	1,583	3,689	303,245
JNL/T. Rowe Price Short-Term Bond Fund - Class A	237,079	2,192	67,002	2,192	(1,637)	173,234
JNL/T. Rowe Price Value Fund - Class A	269,676	24,852	18,511	24,618	4,974	279,761
JNL/WCM Focused International Equity Fund	26,459	2,564	-	64	-	29,096
JNL/WMC Value Fund - Class A	101,404	1,864	8,306	1,757	1,528	106,341
	3,256,591	283,081	358,436	85,010	(19,882)	3,276,860
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	150,621	35,569	3,416	1,761	(163)	184,312
JNL Multi-Manager Mid Cap Fund - Class A	-	113,945	508	-	25	121,064
JNL Multi-Manager Small Cap Growth Fund - Class A	57,742	52,297	23,497	11,823	(2,512)	80,741
JNL Multi-Manager Small Cap Value Fund - Class A	156,256	18,560	3,565	14,793	674	194,563
JNL/BlackRock Large Cap Select Growth Fund - Class A	199,329	122,794	16,253	6,732	702	305,455
JNL/Causeway International Value Select Fund - Class A	62,603	13,766	-	876	-	76,208
JNL/Crescent High Income Fund - Class A	-	126,936	-	-	-	133,089
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	-	37,877	1	-	-	39,655
JNL/DoubleLine Total Return Fund	174,226	2,986	2,441	2,769	176	175,556
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	305,034	1,968	6,610	1,832	(429)	309,863
JNL/Goldman Sachs Core Plus Bond Fund - Class A	50,817	1,273	-	1,273	-	51,882
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	84,898	3,805	37,968	-	(14,009)	58,858
JNL/Goldman Sachs Mid Cap Value Fund - Class A	132,362	-	93,723	-	(6,501)	49,807
JNL/Invesco Global Real Estate Fund - Class A	129,400	6,031	11,374	6,010	934	121,379
JNL/Invesco International Growth Fund - Class A	185,313	4,712	60,472	4,712	6,064	122,517
JNL/Invesco Large Cap Growth Fund - Class A	121,707	13,294	116,170	13,168	(31,202)	-
JNL/Invesco Mid Cap Value Fund - Class A	65,176	2,049	7,364	2,049	352	67,144
JNL/Invesco Small Cap Growth Fund - Class A	75,559	11,638	-	2,344	-	94,835
JNL/JPMorgan MidCap Growth Fund - Class A	158,429	32,782	-	14,714	-	178,218
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	186,070	3,475	17,780	3,179	1,137	171,688
JNL/Lazard Emerging Markets Fund - Class A	72,712	1,541	17,640	1,541	(5,485)	67,980
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	64,014	-	63,906	-	(3,266)	-
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	44,766	54,279	-	-	-	100,480
JNL/Oppenheimer Global Growth Fund - Class A	144,858	14,058	-	5,387	-	154,286
JNL/PIMCO Real Return Fund - Class A	118,452	7,123	4,839	7,121	(1,557)	119,676
JNL/PIMCO Total Return Bond Fund - Class A	236,107	990	68,295	839	(5,434)	175,078
JNL/PPM America Floating Rate Income Fund - Class A	40,245	-	41,559	-	1,399	-
JNL/PPM America High Yield Bond Fund - Class A	236,989	13,726	88,654	333	(13,872)	199,009
JNL/PPM America Low Duration Bond Fund - Class A	239,628	4,148	4,543	2,884	45	240,246
JNL/PPM America Mid Cap Value Fund - Class A	21,889	1,827	-	1,827	-	27,889
JNL/PPM America Total Return Fund - Class A	181,644	5,544	10,418	5,544	1,049	181,379
JNL/Scout Unconstrained Bond Fund - Class A	207,065	6,008	-	1,634	-	220,881
JNL/T. Rowe Price Established Growth Fund - Class A	877,730	4,290	71,168	4,290	32,843	815,939
JNL/T. Rowe Price Short-Term Bond Fund - Class A	254,017	2,242	75,011	2,242	(1,027)	182,418
JNL/T. Rowe Price Value Fund - Class A	560,383	50,758	40,594	50,756	16,479	577,907
JNL/WCM Focused International Equity Fund	108,755	1,854	-	245	-	110,515

68

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/WMC Value Fund - Class A	362,553	5,745	64,483	5,745	16,971	340,583
	6,067,349	779,890	952,252	178,423	(6,607)	6,051,100
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	148,773	1,416	4,717	1,385	(300)	146,313
JNL Multi-Manager Mid Cap Fund - Class A	-	76,752	380	-	-	81,472
JNL Multi-Manager Small Cap Growth Fund - Class A	46,014	60,804	1,104	12,935	(91)	99,656
JNL Multi-Manager Small Cap Value Fund - Class A	142,305	12,838	9,884	12,733	1,548	165,503
JNL/BlackRock Large Cap Select Growth Fund - Class A	333,440	176,595	20,728	10,685	1,341	488,428
JNL/Causeway International Value Select Fund - Class A	123,911	2,531	24,807	1,162	(2,475)	99,200
JNL/Crescent High Income Fund - Class A	-	81,092	-	-	-	84,892
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	-	26,494	-	-	-	27,587
JNL/DoubleLine Total Return Fund	98,098	1,541	4,644	1,509	362	95,493
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	57,987	8,005	24,583	-	(9,501)	47,242
JNL/Goldman Sachs Mid Cap Value Fund - Class A	131,683	-	93,035	-	(10,179)	48,764
JNL/Invesco Global Real Estate Fund - Class A	96,925	4,911	5,888	4,623	1,132	93,854
JNL/Invesco International Growth Fund - Class A	162,062	4,450	49,681	4,450	6,807	111,147
JNL/Invesco Large Cap Growth Fund - Class A	179,447	18,727	170,711	18,727	(31,271)	-
JNL/Invesco Mid Cap Value Fund - Class A	89,712	4,394	1,928	3,064	202	103,128
JNL/Invesco Small Cap Growth Fund - Class A	74,771	21,532	3,877	2,566	1,143	101,762
JNL/JPMorgan MidCap Growth Fund - Class A	165,348	34,872	-	15,062	-	186,870
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,882	-	46,216	-	(1,169)	-
JNL/Lazard Emerging Markets Fund - Class A	125,494	6,045	7,498	3,073	(4,028)	144,002
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	42,226	2,075	43,711	-	(3,370)	-
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	28,126	36,149	-	-	-	64,693
JNL/Oppenheimer Global Growth Fund - Class A	226,409	15,464	-	8,188	-	234,431
JNL/PIMCO Real Return Fund - Class A	36,088	2,245	-	2,245	-	37,953
JNL/PIMCO Total Return Bond Fund - Class A	86,973	272	42,917	225	(580)	46,939
JNL/PPM America High Yield Bond Fund - Class A	89,367	19,234	24,035	164	(4,153)	101,163
JNL/PPM America Low Duration Bond Fund - Class A	72,302	8,997	-	977	-	81,547
JNL/PPM America Mid Cap Value Fund - Class A	12,559	1,048	-	1,048	-	16,002
JNL/PPM America Total Return Fund - Class A	88,374	3,556	489	2,835	37	93,623
JNL/Scout Unconstrained Bond Fund - Class A	132,593	2,404	432	1,031	(23)	139,529
JNL/T. Rowe Price Established Growth Fund - Class A	748,284	3,829	19,365	3,817	5,917	738,973
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	151,107	974	-	974	-	160,290
JNL/T. Rowe Price Short-Term Bond Fund - Class A	189,705	1,190	95,296	1,183	(1,422)	96,956
JNL/T. Rowe Price Value Fund - Class A	639,414	99,544	29,779	62,413	12,198	717,927
JNL/WCM Focused International Equity Fund	61,982	12,442	-	161	-	74,438
JNL/WMC Value Fund - Class A	334,022	5,291	53,154	5,291	13,813	320,678
	4,959,383	757,713	778,859	182,526	(24,062)	5,050,455
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	49,405	3,119	387	496	(26)	52,470
JNL Multi-Manager Mid Cap Fund - Class A	-	28,183	-	-	-	29,962
JNL Multi-Manager Small Cap Growth Fund - Class A	17,352	20,628	453	4,588	(46)	35,367
JNL Multi-Manager Small Cap Value Fund - Class A	66,013	8,141	7,251	5,981	1,162	76,658
JNL/BlackRock Large Cap Select Growth Fund - Class A	123,056	75,277	8,265	4,129	604	190,124
JNL/Causeway International Value Select Fund - Class A	63,408	3,388	12,965	615	(530)	52,797
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	-	14,975	4	-	-	15,449
JNL/DoubleLine Total Return Fund	16,070	1,173	224	268	-	17,079
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	17,027	3	18,199	-	(2,048)	583
JNL/Goldman Sachs Mid Cap Value Fund - Class A	45,058	-	42,000	-	(8,395)	5,252
JNL/Invesco Global Real Estate Fund - Class A	34,895	2,696	2,809	1,650	242	34,060
JNL/Invesco International Growth Fund - Class A	53,661	1,745	19,154	1,291	199	34,297
JNL/Invesco Large Cap Growth Fund - Class A	71,682	8,344	68,945	7,766	(10,301)	-
JNL/Invesco Mid Cap Value Fund - Class A	32,268	2,715	2,212	1,111	(166)	36,921
JNL/Invesco Small Cap Growth Fund - Class A	60,504	7,502	19,739	1,366	1,615	53,930
JNL/JPMorgan MidCap Growth Fund - Class A	61,958	26,470	-	6,748	-	82,867
JNL/Lazard Emerging Markets Fund - Class A	36,619	12,963	5,365	1,099	(1,462)	51,764

69

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/(Loss) from Sales($)	Value End of Period($)
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	17,039	908	17,298	-	(2,029)	-
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,065	30,927	-	-	-	47,127
JNL/Oppenheimer Global Growth Fund - Class A	102,877	4,939	16,587	3,105	6,707	87,819
JNL/PPM America High Yield Bond Fund - Class A	32,719	427	2,999	58	(239)	35,643
JNL/PPM America Total Return Fund - Class A	24,590	620	8,626	522	(206)	17,209
JNL/Scout Unconstrained Bond Fund - Class A	17,309	350	1,030	128	(27)	17,258
JNL/T. Rowe Price Established Growth Fund - Class A	288,996	3,001	13,217	1,453	5,259	281,274
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	79,815	514	-	514	-	84,666
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,892	1,203	1,675	419	(37)	34,486
JNL/T. Rowe Price Value Fund - Class A	271,106	23,651	27,467	23,594	10,910	270,728
JNL/WCM Focused International Equity Fund	44,715	5,396	204	109	29	50,073
JNL/WMC Value Fund - Class A	146,073	2,448	18,146	2,383	4,233	145,830
	1,825,172	291,706	315,221	69,393	5,448	1,841,693

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 3, 2016, the Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 3, 2016, the amount available under the facility was $450,000,000. The Participating Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 3, 2016, the Participating Funds paid an annual fee of 0.10% of the available commitments, which was allocated to the Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 6. INCOME TAX MATTERS

Effective January 1, 2016, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund are treated as partnerships for federal income tax purposes. These Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are each treated as a separate taxpayer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for funds treated as RICs is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments. These reclassifications have no impact on net assets.

Net Increase(Decrease)
Undistributed	Accumulated	Paid-in

70

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Capital($)
JNL/American Funds Global Bond Fund	502	(502)	—
JNL/American Funds Global Small Capitalization Fund	1,282	(1,282)	—

At December 31, 2016, the following funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/American Funds Global Bond Fund	—	—	—	917	917

As of December 31, 2016, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Global Bond Fund	514,501	230	(43,150)	(42,920)
JNL/American Funds Global Small Capitalization Fund	574,380	10,624	(89,732)	(79,108)
JNL/American Funds International Fund	1,240,181	12,608	(152,282)	(139,674)
JNL/American Funds New World Fund	1,017,708	4,746	(117,807)	(113,061)

As of December 31, 2016, for funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/American Funds Global Bond Fund	1,643	—	(42,931)	(917)
JNL/American Funds Global Small Capitalization Fund	1,107	89,562	(79,117)	—
JNL/American Funds International Fund	11,169	86,517	(139,690)	—
JNL/American Funds New World Fund	3,708	—	(113,079)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/American Funds Blue Chip Income and Growth Fund	48,372	4,486
JNL/American Funds Global Bond Fund	6,046	4,107
JNL/American Funds Global Small Capitalization Fund	–	9,512
JNL/American Funds Growth-Income Fund	21,424	101,498
JNL/American Funds International Fund	7,842	1,638
JNL/American Funds New World Fund	6,811	70,332
JNL Institutional Alt 20 Fund	41,320	139,411
JNL Institutional Alt 35 Fund	54,466	161,405
JNL Institutional Alt 50 Fund	75,835	179,027
JNL Alt 65 Fund	15,117	36,606
JNL/American Funds Balanced Allocation Fund	12,442	18,208
JNL/American Funds Growth Allocation Fund	9,178	20,523
JNL Disciplined Moderate Fund	32,004	30,592
JNL Disciplined Moderate Growth Fund	42,262	55,940
JNL Disciplined Growth Fund	19,071	31,510
JNL/Franklin Templeton Founding Strategy Fund	24,866	2,454
JNL/Mellon Capital 10 x 10 Fund	8,472	10,363
JNL/Mellon Capital Index 5 Fund	13,967	27,876
JNL/S&P 4 Fund	306,222	243,969

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that

71

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements

December 31, 2016

management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2016.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

72

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 to the financial statements of the JNL Series Trust Master Feeder Funds and Funds of Funds as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agent and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2016, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2017

73

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

December 31, 2016

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios*(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	1,079.10	3.08	1,000.00	1,022.17	3.00
Class B	0.39	1,000.00	1,080.20	2.04	1,000.00	1,023.18	1.98
JNL/American Funds Global Bond Fund
Class A	0.54	1,000.00	950.30	2.65	1,000.00	1,022.42	2.75
Class B	0.34	1,000.00	951.50	1.67	1,000.00	1,023.43	1.73
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	1,061.50	2.85	1,000.00	1,022.37	2.80
Class B	0.35	1,000.00	1,062.50	1.81	1,000.00	1,023.38	1.78
JNL/American Funds Growth-Income Fund
Class A	0.66	1,000.00	1,079.30	3.45	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,080.50	2.41	1,000.00	1,022.82	2.34
JNL/American Funds International Fund
Class A	0.65	1,000.00	1,046.30	3.34	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,046.80	2.32	1,000.00	1,022.87	2.29
JNL/American Funds New World Fund
Class A	0.65	1,000.00	1,028.10	3.31	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,028.90	2.29	1,000.00	1,022.87	2.29
JNL Institutional Alt 20 Fund
Class A	0.17	1,000.00	1,038.20	0.87	1,000.00	1,024.28	0.87
JNL Institutional Alt 35 Fund
Class A	0.17	1,000.00	1,029.90	0.87	1,000.00	1,024.28	0.87
JNL Institutional Alt 50 Fund
Class A	0.16	1,000.00	1,022.40	0.81	1,000.00	1,024.33	0.81
JNL Alt 65 Fund
Class A	0.20	1,000.00	1,015.90	1.01	1,000.00	1,024.13	1.02
JNL/American Funds Balanced Allocation Fund
Class A	0.64	1,000.00	1,037.90	3.28	1,000.00	1,021.92	3.25
JNL/American Funds Growth Allocation Fund
Class A	0.65	1,000.00	1,051.20	3.35	1,000.00	1,021.87	3.30
JNL Disciplined Moderate Fund
Class A	0.15	1,000.00	1,041.80	0.77	1,000.00	1,024.38	0.76
JNL Disciplined Moderate Growth Fund
Class A	0.15	1,000.00	1,051.50	0.77	1,000.00	1,024.38	0.76
JNL Disciplined Growth Fund
Class A	0.16	1,000.00	1,060.50	0.83	1,000.00	1,024.33	0.81
JNL/Franklin Templeton Founding Strategy Fund
Class A	0.05	1,000.00	1,104.20	0.26	1,000.00	1,024.89	0.25

74

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

December 31, 2016

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios*(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/Mellon Capital 10 x 10 Fund
Class A	0.05	1,000.00	1,075.90	0.26	1,000.00	1,024.89	0.25
JNL/Mellon Capital Index 5 Fund
Class A	0.05	1,000.00	1,078.20	0.26	1,000.00	1,024.89	0.25
JNL/MMRS Conservative Fund
Class A	0.35	1,000.00	1,012.30	1.77	1,000.00	1,023.38	1.78
JNL/MMRS Growth Fund
Class A	0.35	1,000.00	1,019.20	1.78	1,000.00	1,023.38	1.78
JNL/MMRS Moderate Fund
Class A	0.35	1,000.00	1,024.90	1.78	1,000.00	1,023.38	1.78
JNL/S&P 4 Fund
Class A	0.05	1,000.00	1,074.70	0.26	1,000.00	1,024.89	0.25
JNL/S&P Managed Conservative Fund
Class A	0.15	1,000.00	1,018.70	0.76	1,000.00	1,024.38	0.76
JNL/S&P Managed Moderate Fund
Class A	0.14	1,000.00	1,035.80	0.72	1,000.00	1,024.43	0.71
JNL/S&P Managed Moderate Growth Fund
Class A	0.14	1,000.00	1,047.10	0.72	1,000.00	1,024.43	0.71
JNL/S&P Managed Growth Fund
Class A	0.14	1,000.00	1,058.40	0.72	1,000.00	1,024.43	0.71
JNL/S&P Managed Aggressive Growth Fund
Class A	0.15	1,000.00	1,063.80	0.78	1,000.00	1,024.38	0.76

† Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/366 (to reflect the most recent 6-month period).

* The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Funds.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy of the Funds’ Adviser used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution) (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

75

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (50) [1] 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	115

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Jackson Variable Series Trust (4/2015 to present)
Independent Trustees
Michael Bouchard (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	115
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director, Paylocity (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director (5/2003 to 6/2015), Governance Committee Member (5/2003 to 5/2013), Governance Committee Chair (5/2010 to 5/2013), Finance Committee Member (5/2003 to 5/2013), Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (71) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (1/2014 to present) Trustee 2 (1/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below) (7/2009 to 7/2016)
Other Directorships Held by Trustee During Past 5 Years: Director (7/2009 to 7/2016), Alpha Natural Resources
Michelle Engler (58) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None

76

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
John Gillespie (63) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Richard McLellan (74) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/1994 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1968 to present)
Other Directorships Held by Trustee During Past 5 Years: Director, ITC Holdings Corp. (11/2007 to 8/2012)
William R. Rybak (65) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director (2010 to present), Board Chair (2/2016 to present), Audit Committee Chair (2012 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to present), Audit Committee Chair (5/2013 to present), Business Risk Committee Chair (5/2009 to 5/2013), PrivateBancorp Inc.

Edward Wood (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	115
Principal Occupation(S) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to present)
Other Directorships Held by Trustee During Past 5 Years: None
[1] Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
[2] The interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

77

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (33) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Attorney of JNAM (11/2011 to 10/2013); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present and 5/2012 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager of Legal Regulatory Filings and Print, Jackson National Life Insurance Company (“Jackson”) (12/2013 to present); Senior Compliance Analyst of Jackson (4/2007 to 12/2013); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 9/2007 to present); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Steven J. Fredricks (46) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present) Anti-Money Laundering Officer (12/2015 to present)

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of JNAM (1/2005 to present); Senior Vice President of JNAM (2/2013 to present); Chief Compliance Officer of other investment companies advised by JNAM (8/2012 to present and 1/2005 to present); Anti-Money Laundering Officer of other investment companies advised by JNAM (12/2015 to present); Chief Compliance Officer of Curian Series Trust (10/2011 to 5/2012)

William Harding (42) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of JNAM (10/2012 to 6/2014); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present and 11/2012 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012)

Karen J. Huizenga (51) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Treasurer of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 12/2008 to present); Assistant Treasurer of Curian Series Trust (11/2010 to 2/2016)

Daniel W. Koors (46) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer and Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to 02/2016); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011; 09/2016 to present)

78

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Kristen K. Leeman (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of Jackson (2/2014 to present); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present and 6/2012 to present)

Michael Piszczek (59) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Tax of JNAM (7/2011 to present); Vice President of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 11/2007 to present); Vice President of Curian Series Trust (11/2010 to 2/2016)

Susan S. Rhee (45) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Counsel (Chief Legal Officer), and Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 2/2004 to present); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

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Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2016:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Michael Bouchard	$245,040	$0	$0	$273,000 [3]
Ellen Carnahan	$239,654	$0	$0	$267,000 [4]
William J. Crowley, Jr.[2]	$291,714	$0	$0	$325,000 [5]
Michelle Engler	$230,679	$0	$0	$257,000
John Gillespie	$228,883	$0	$0	$255,000 [6]
Richard McLellan	$230,004	$0	$0	$256,250
William R. Rybak	$253,117	$0	$0	$282,000
Edward Wood	$239,654	$0	$0	$267,000 [7]
Patricia Woodworth	$223,273	$0	$0	$248,750 [8]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investor Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Trustees is $2,431,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3 Amount includes $27,300 deferred by Mr. Bouchard.

4 Amount includes $133,500 deferred by Ms. Carnahan.

5 Amount includes $287,625 deferred by Mr. Crowley.

6 Amount includes $127,500 deferred by Mr. Gillespie.

7 Amount includes $66,750 deferred by Mr. Wood.

8 Amount includes $185,000 deferred by Ms. Woodworth.

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JNL SERIES TRUST

(“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Master-Feeder Funds and Funds-of-Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s), including certain sub-subadvisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on June 1-3, 2016 and August 29-31, 2016, the Board, including all of the trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2017.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the

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Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. The Board also considered the conclusions of an independent third party consultant regarding the usefulness of peer group comparisons vs. custom peer group comparisons for certain Funds. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2015 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL Alt 65 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. In addition, the Board noted JNAM’s assertion that, due to the Fund’s unique investment mandate, a blended benchmark provided the most meaningful performance comparison. The Board considered that the Fund outperformed its blended benchmark for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group average for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. The Board considered that each Fund outperformed its custom peer group and blended benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew each Fund’s Agreement.

JNL/American Funds Blue Chip Income and Growth Fund. The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its benchmark for these periods. The Board noted, however, the Adviser’s assertion that the peer group provides the most meaningful performance comparison for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Bond Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-, three- and five-year periods, but it noted that the Fund ranked in the 50th percentile of its peer group for the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark in two of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to global small cap securities. The Board noted that the Fund outperformed its custom peer group and benchmark for the one-year period and outperformed its benchmark for the three-year period (though it underperformed its custom peer group by one basis point for the three-year period and underperformed its benchmark and custom peer group for the five-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its benchmark for these periods. The Board considered that the Fund outperformed both its benchmark and peer group in two of the last four calendar years. The Board noted JNAM’s assertion that the peer group provides the most meaningful performance comparison for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds International Fund. The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods, though it underperformed its peer group for the same periods. The Board also considered that the portfolio management team believes the Fund’s benchmark is a better comparative source against which to measure performance because the benchmark is more consistent with the Fund’s investment strategy, particularly because, unlike the Fund’s peer category, the benchmark is broad-based and is comprised of holdings that more closely mirror the types of holdings in the Fund’s portfolio. The Board also considered that the Fund outperformed its benchmark in the three- and five-year periods ended June 30, 2016. The Board further noted that the Fund’s peer group has recently changed. While it understands that JNAM is exploring this change, the Board considered that, when reviewed against its historical peer group the prior year, the Fund outperformed that peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds New World Fund. The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to certain international securities held in developing markets. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed its benchmark for these periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Moderate Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods and outperformed its blended benchmark for the five-year period, though it underperformed its blended benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

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JNL Disciplined Moderate Growth Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods and outperformed its blended benchmark for the three- and five-year periods (though it underperformed its blended benchmark for the one-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Growth Fund. The Board considered that the Fund outperformed its custom peer group for the five-year period, though it underperformed its custom peer group for the one- and three-year periods. It noted, however, that the Fund was within 0.50% of its custom peer group average for the one- and three-year periods. The Board also considered that the Fund underperformed its blended benchmark for the one-, three- and five-year periods, but took into account the Fund’s recent performance improvement as of June 30, 2016, noting that the Fund outperformed the blended benchmark for the quarter and custom peer group for the year-to-date period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Founding Strategy Fund. The Board considered that the Fund outperformed its blended benchmark for the five-year period, though it underperformed for the one- and three-year periods. The Board noted that as the Fund invests equally in only three underlying funds, its investment performance will depend on the performance of the underlying funds, each of whose performance is evaluated by the Board separately. Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 20 Fund. The Board considered that the Fund underperformed its blended benchmark and custom peer group for the one-, three- and five-year periods. The Board noted JNAM’s assertion that, due to the Fund’s unique investment mandate, the blended benchmark provided the most meaningful performance comparison. In this regard, the Board considered that the Fund outperformed its blended benchmark in two of the last four calendar years and also for the quarter ended June 30, 2016. The Board also considered JNAM’s assertion that the underperformance during recent periods was attributable to the underperformance of the Fund’s underlying funds. The Board also noted the recent steps taken by JNAM to enhance its management of the Fund, including its assumption of full managerial responsibility in April 2015, as well as JNAM’s assertion that over a full market cycle, it expects these steps to contribute to the Fund’s performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 35 Fund. The Board considered that the Fund outperformed its blended benchmark for the three-year period, though it underperformed its blended benchmark for the one- and five-year periods and its custom peer group for the one-, three- and five-year periods. The Board noted JNAM’s assertion that, due to the Fund’s unique investment mandate, the blended benchmark provided the most meaningful performance comparison. In this regard, the Board considered that the Fund outperformed its blended benchmark in two of the last four calendar years and also for the quarter ended June 30, 2016. The Board also considered JNAM’s assertion that the underperformance during recent periods was attributable to the underperformance of the Fund’s underlying funds. The Board also noted the recent steps taken by JNAM to enhance its management of the Fund, including its assumption of full managerial responsibility in April 2015, as well as JNAM’s assertion that over a full market cycle, it expects these steps to contribute to the Fund’s performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 50 Fund. The Board considered that the Fund outperformed its custom peer group and blended benchmark for the one- and three-year periods, though it underperformed the custom peer group and blended benchmark for the five-year period. The Board noted JNAM’s assertion that, due to the Fund’s unique investment mandate, a blended benchmark provided the most meaningful performance comparison. In this regard, the Board also considered that the Fund outperformed its blended benchmark during three of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital 10 x 10 Fund. The Board considered that the Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board also took into account that, since the Fund invests in six underlying funds, its investment performance will depend on the performance of those underlying funds, each of whose performance is evaluated by the Board separately. Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Index 5 Fund. The Board considered that the Fund underperformed its blended benchmark for the one-, three- and five- year periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board also took into account that, since the Fund invests equally in five underlying funds, its investment performance will depend on the performance of those underlying funds, each of whose performance is evaluated by the Board separately. Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/MMRS Conservative Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its blended benchmark for the period. The Board also considered that the Fund commenced operations in April 2014 and that, therefore, it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

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JNL/MMRS Growth Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund underperformed its custom peer group and blended benchmark for the one-year period, but it also considered that the Fund commenced operations in April 2014. The Board also noted the Fund’s performance in 2016, including that the Fund ranked in the 26th percentile among its peers during the first quarter. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MMRS Moderate Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund underperformed its custom peer group and blended benchmark index for the one-year period, but it also considered that the Fund commenced operations in April 2014. The Board also noted the Fund’s performance in 2016, including that the Fund ranked in the 37th percentile among its peers during the first quarter. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Moderate Growth Fund. The Board took into account that each Fund outperformed its custom peer group for the one-, three-, five- and ten-year periods, though it underperformed its blended benchmark for those periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. The Board considered that the Fund outperformed its custom peer group for the one-year period and that it performed within 0.11% of its custom peer group for the three-, five-, and ten-year periods. The Board also noted that the Fund underperformed its blended benchmark for the one-, three-, five- and ten-year periods. The Board further considered that the Fund outperformed its blended benchmark in two of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared, but took into account information regarding the series of Jackson Variable Series Trust, which is also advised by JNAM, as noted below. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. For certain Funds, the Board also considered a supplemental peer group provided by an independent data service, as indicated below. This consideration was based on JNAM’s assertion and information provided to the Board suggesting that the supplemental peer group, where presented, provides a more meaningful source of comparative information than the primary peer group. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Alt 65 Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, and JNL Institutional Alt 50 Fund. The Board noted that each Fund’s total expense ratio (excluding underlying fund expenses) is lower than the peer group average, though its advisory fee is higher than the peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Allocation Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board also considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the Fund’s supplemental peer group average, though the advisory fee is higher than the supplemental peer group average. The Board further noted that the Fund’s total expense ratio (including Master Fund expenses) ranks in the 50th percentile of the supplemental peer group. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

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JNL/American Funds Blue Chip Income and Growth Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board noted that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are each higher than the respective supplemental peer group averages. The Board considered that the Fund has no sub-advisory fee. It further noted that the Fund outperformed its peer group for the one-, three- and five-year periods. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Bond Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board noted that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are each higher than the respective supplemental peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board also noted the new advisory fee waiver to be implemented by JNAM, which will serve to reduce the Fund’s total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board also noted that the Fund’s total expense ratio (including Master Fund expenses) and advisory fee are lower than the respective supplemental peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board also considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are each higher than the respective supplemental peer group averages. The Board considered that the Fund has no sub-advisory fee. It further considered that the Fund’s performance ranks in the 3rd and 38th percentiles of its custom peer group for the one- and three-year periods. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund and JNL/American Funds International Fund. The Board noted JNAM’s assertion that a supplemental expense peer group provided a more meaningful comparison of Fund expenses in light of the fact that each Fund’s supplemental peer group includes a greater number of similar funds. The Board also noted that while each Fund’s total expense ratio (including Master Fund expenses) is higher than the supplemental peer group average, the Fund’s advisory fee is lower than the supplemental peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board noted that the Fund’s advisory fee is lower than the supplemental peer group average, though the Fund’s total expense ratio (including Master Fund expenses) is higher than the supplemental peer group average. The Board considered that the Fund has no sub-advisory fee. It also noted that the Fund’s performance ranked in the 1st, 7th and 6th percentiles of its custom peer group for the one-, three-, and five-year periods, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Growth Fund and JNL Disciplined Moderate Growth Fund. The Board took into account that each Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are lower than the respective peer group averages. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Fund. The Board took into account that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than its peer group average and that the Fund’s advisory fee is equal to the peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund. The Board considered that each Fund has no advisory or sub-advisory fees. The Board noted that each Fund’s total expense ratio (excluding underlying Fund expenses) is lower than its respective peer group average and each of the underlying funds is subject to individual oversight by the Board. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/MMRS Conservative Fund. The Board considered that the Fund’s total expense ratio (excluding underlying expenses) is lower than its peer group average, though the advisory and sub-advisory fees are higher than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/MMRS Growth Fund. The Board considered that the Fund’s total expense ratio (excluding underlying fund expenses) is lower than its peer group average. The Board also noted that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages, though

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the sub-advisory fee is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/MMRS Moderate Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages, though its sub-advisory fee is only two basis points higher than the peer group average. The Board also noted that the Fund’s total expense ratio (excluding underlying expenses) is only two basis points higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Moderate Growth Fund. The Board took into account that each Fund’s advisory and sub-advisory fees and total expense ratio (excluding underlying fund expenses) are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund. The Board took into account that the Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are only one basis point higher than the respective peer group averages. The Board also noted that the sub-advisory fee is lower than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Moderate Fund. The Board took into account that the Fund’s advisory fee and total expense ratio (excluding underlying fund expenses) are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Variable Fund LLC, JNL Investors Series Trust, and JNL Strategic Income Fund LLC. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law. As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to JNL/Capital Guardian Global Balanced Fund, a series of the Trust.

86

Dated November 1, 2016

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

In the section entitled, “Summary Overview of Each Fund” for the JNL/Invesco China-India Fund under “Principal Investment Strategies,” please delete the subsection “China Strategy” in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	2007	Managing Director
Richard A. Brown, CFA (Mellon Capital)	2007	Director
Thomas J. Durante, CFA (Mellon Capital)	2010	Managing Director

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Mid 3 Fund and JNL/S&P International 5 Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	April 2014	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	April 2014	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	April 2014	Managing Director
Richard A. Brown, CFA (Mellon Capital)	April 2014	Director
Thomas J. Durante, CFA (Mellon Capital)	April 2014	Managing Director

87

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Michael Carapucci (SPIAS)	2010	Deputy Chief Investment Officer and Portfolio Manager, Multi-Manager
This supplement is dated November 1, 2016.

Supplement Dated January 4, 2017

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

For the JNL/American Funds New World Fund, please delete all references to Galen Hosken.

For the JNL Multi-Manager Alternative Fund, please delete all references to Anthony Robertson.

For the JNL/BlackRock Global Allocation Fund, please delete all references to Romualdo Roldan, PhD.

For the JNL/Harris Oakmark Global Equity Fund, please delete all references to Robert M. Levy.

For the JNL/T. Rowe Price Short-Term Bond Fund, please delete all references to Edward A. Wiese.

In the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds New World Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Nicholas J. Grace	2012	Partner, CWI, CRMC
Bradford F. Freer	January 2017	Partner, CWI, CRMC
Robert H. Neithart	2012	Partner, Capital Fixed Income Investors, CRMC

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)

88

Name:	Joined Fund Management Team In:	Title:
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Thomas Kreuzer	January 2017	Partner and Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Director of Portfolio Management, Portfolio Manager (Invesco)
Andrew Waisburd, PhD	April 2015	Director of Research, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

In the section entitled, “Summary Overview of Each Fund” for the JNL/BlackRock Global Allocation Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director, BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director, BlackRock, Inc.
Russ Koesterich, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
David Clayton, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
Kent Hogshire, CFA	January 2017	Managing Director, BlackRock, Inc.

In the section entitled, “Principal Investment Strategies” for the JNL/Crescent High Income Fund, please add the following paragraph after the second paragraph:

The Fund may from time-to-time invest up to 5% of its net assets in defaulted corporate securities. The Fund might invest in distressed securities, for example, where Crescent Capital believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

In the section entitled, “Principal Risks of Investing in the Fund” for the JNL/Crescent High Income Fund, please add the following risk:

• Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Harris Oakmark Global Equity Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

89

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris	January 2017	Co-Chairman, Portfolio Manager and Analyst, Harris Associates L.P.
David G. Herro	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris Associates L.P.
Michael L. Manelli	April 2015	Vice President, Portfolio Manager and Analyst, Harris Associates L.P.
This supplement is dated January 4, 2017

90

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ANNUAL REPORT

December 31, 2016

• JNL® Series Trust

• Sub-Advised Funds

• JNL Variable Fund LLC

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

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Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

December 31, 2016

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC for the year ended December 31, 2016, together with Management’s Discussion of Fund Performance for each of the Funds.

Looking at the final results for 2016, it seemed liked a pretty solid year. Most major indices ended the year in positive territory, with the broader U.S. equity market up double-digits and small-cap stocks surging during the last month and a half of the year to finish more than 20% higher. Not to be outdone, the investment grade U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, delivered a more than respectable return of 2.65% overall, with high-yield bonds shaking off a rocky start to the year to rise 17.13% for the year, as measured by the Bloomberg Barclay’s U.S. Corporate High Yield Index. While international developed markets were up a relatively lackluster 1.00%, emerging market equities produced double-digit gains as measured by the MSCI EAFE Index and MSCI Emerging Markets Index, respectively.

Those pleasing annual results, however, masked what was actually a challenging environment of sudden reversals and market shocks throughout 2016, with shifts in sentiment and returns. The year began with the unexpected devaluation of the Chinese Yuan, continued decline in oil prices and concerns of weak economic growth that sent stocks down more than 10% to start the year before soothing words from the U.S. Federal Reserve (“Fed”) sparked a sharp recovery by the end of the first quarter. A rally then ensued, especially in fixed income markets, before the jolt of Brexit—the UK vote to leave the European Union—at the end of June rattled markets once more, though only briefly. Negative interest rates from global central banks, fears of renewed Fed rate hikes, U.S. Dollar strength, China weakness and tepid global economic growth all seemed to move markets up and down leading up to the election of Donald Trump in November. Whether the election results were a surprise or not, the market reaction certainly was unexpected as investors embraced the promise of less regulation, tax reform, and potential infrastructure spending to send stocks soaring and bonds plummeting as yields on 10-year U.S. Treasuries rose more than 50 basis points within a matter of weeks on fears of “reflationary” factors and potentially greater government debt.

The markets in 2016 reminded investors of the need for diversification and maintaining investment discipline. Expectations, outlooks, and allocations that looked like sure things at one point in time were turned on their heads as quickly as the next quarter, causing potential pitfalls for investors prone to chase short-term performance. The dispersion of returns within and between market capitalizations, investment styles and asset classes widened in 2016. Large-cap value stocks, as represented by the Russell 1000 Value Index, outperformed large-cap growth stocks, as represented by the Russell 1000 Growth Index, for the first time in years, and by the significant margin of 17.34% to 7.08%,respectively.

Yes, diversification offers investors the opportunity to participate in what’s working in the markets, but that’s not its primary function. Diversification means not having all of one’s eggs, or most of one’s eggs, in a basket that’s just been knocked off the table. It’s a prudent, long-term framework for building wealth steadily over time to smooth over the turmoil and turbulence of periods like 2016, with an investor only needing to keep their eye on the end goal and not the potentially stomach-churning roller coaster ride along the way. It’s not glamourous. Few people can boast of the benefits of diversification with gaudy yearly performance numbers at cocktail parties. But it’s simple and it can get the job done.

At Jackson, we aim to provide the tools for our investors to build well diversified portfolios. We offer a wide array of Funds across asset classes and investment styles so that investors have the ability to diversify in a way that suits their personal risk tolerance and goals. We choose subadvisors with different approaches and strategies, from small boutique firms to larger household names, each unique in how they apply their investment process and view the markets in which they operate. We offer passive and actively-managed Fund options. All of these characteristics support and benefit from diversification to allow for the creation of a portfolio suited to any kind of investor.

In addition, we offer numerous alternative strategies. Alternatives delivered positive, albeit tepid, returns in 2016, and have struggled in recent years in large part owing to easing monetary policy from central banks that have allowed traditional asset classes to flourish. Alternatives, in our view, still have a role to play in investor portfolios, however. It is often the case that just when something looks like it is no longer needed is when it is needed most. In an uncertain and dynamic environment, such as security markets, we believe that the ability to be different and a little contrarian can be a helpful diversifier as well.

Looking ahead to 2017, it remains to be seen whether the initial post-election confidence and enthusiasm for the “Trumpsition” will last or if markets will shift focus to unknowns associated with the new administration. To be sure, the promise of less regulation and tax reform can be powerful tools to reignite economic growth in the U.S. Of course, the devil is in the details and much work still needs to be done to turn those promises into reality. Add to that, political uncertainty within the European Union and potential fallout from trade policy changes and the path ahead is unknown. But the future is never certain and that is why it is important for investors to focus on what they can control. In our opinion, investors would do well to consider a diverse lineup of high quality managers with the expertise and adaptability to understand the trade-off between risk and reward, likely a key driver of returns going forward.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust Sub-Advised Funds Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2016

Domestic Equity		Developed International Equity
S&P 500 Index	11.96%	MSCI All Country World ex-U.S. Index	4.50%
Russell 1000 Index	12.05	MSCI EAFE Index	1.00
Russell 2000 Index	21.31
Russell 3000 Index	12.74	Emerging Markets
		MSCI Emerging Markets Index	11.19%
Fixed Income
Bloomberg Barclays Global Aggregate Bond Index	2.09%	Alternative Assets
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	Bloomberg Commodity Index	11.77%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	17.13	FTSE EPRA/NAREIT Developed Index	4.99

		Alternative Strategy
		Wilshire Liquid Alternative Index	2.29%

Domestic Equity: It was the year of sudden reversals as exogenous shocks hit the U.S. equity market throughout 2016. The year began on a sour note with a sharp decline in risk assets owing to a free-fall in oil prices, an unexpected devaluation of the Chinese Yuan, and weakening global growth. This caused the U.S. Federal Reserve (“Fed”) to back away from its promise of four rate increases for the year, thus soothing market concerns. After a double-digit drop, U.S. equities rebounded with oil prices to recoup their losses by the end of the first quarter. This recovery was then jarred by the “Brexit” vote in the U.K. to exit the European Union, sending stocks plummeting again for several days towards the end of June. The market overcame this as well to recover once more before settling into a sluggish and flat summer of complacency before fear of a Fed rate hike roiled markets after Labor Day. Finally, the unexpected election of Donald Trump in November filled the U.S. equity market with confidence, fueling a major rally through the end of the year. Notable themes in 2016 included the return of lower correlations between sectors and stocks, mainly seen in the stunning returns of small-cap stocks, as measured by the Russell 2000 Index and value-oriented stocks significantly outperforming growth. Energy rebounded strongly from a rough start to the year to become the market leader, with financials running second almost entirely from its more than 20% post-election surge. Health care was the weakest equity sector, as the only area to post negative returns.

Fixed Income: U.S. bonds flourished for much of the year, at first as an area of perceived safety amid the brutal equity sell-off to begin the year and then alongside equities into the second quarter as Treasury yields marched towards new lows amid negative interest rates in Europe and Japan. Fears of a Fed rate hike in September caused the bond market to take a breather, especially in Treasuries and interest-rate sensitive long bonds, after Labor Day. That slowdown turned into a full blown correction after the election, rattled by the prospect of “reflation” under Trump that could lead to greater government debt and higher interest rates. Core and government bonds corrected sharply, with yields on 10-Year Treasuries rising more than 0.50% within a matter of weeks with the Bloomberg Barclays U.S. Aggregate Bond Index declining -2.98% during the fourth quarter. Core bonds still finished the year in positive territory, but well off their highs. High yield was the standout area of the fixed income market, finishing the year strongly after a poor January and February. Foreign bonds, especially emerging markets debt, again significantly underperformed in the face of the continued strength of the U.S. Dollar that reduced the value of locally priced debt securities.

Developed International Equity: International stocks generally declined more, rebounded less, and were generally weak overall in 2016 compared to their U.S. counterparts. Highlighted by the Brexit vote, developed markets struggled to overcome concerns about the rise of populist political movements amid lackluster economic growth and diminishing returns from central bank policy. A move to negative interest rates during the summer in Europe and Japan more or less backfired as it did little to stimulate growth and actually caused many people to save more and spend less. Although value oriented stocks benefitted from a rebound in financials during the fourth quarter, the broader MSCI EAFE Index gained only 1.00% for the year, absent the U.S’s post-election bounce.

Emerging Markets: Emerging market equities experienced the same choppy ride as U.S. equities in 2016, only more so, but still managed to post double-digit gains. Stocks sold off sharply to begin the year, rattled by the Chinese Yuan devaluation and free-fall in commodity prices, but bottomed earlier and rebounded more quickly and strongly than the U.S. as fears about the Chinese economy diminished. A mid-year rebound in Brazil after the impeachment of Dilma Rousseff and a recovering energy sector boosted returns further until a strong U.S. Dollar fueled by rising interest rates after the presidential election cut into performance, with emerging markets finishing the year on a sour note.

Alternative Assets: Alternative assets began 2016 with a bang, but went out with a whimper. Gold, infrastructure and real estate were all up sharply amid the equity market selloff to start the year, but rising interest rates and a strong U.S. Dollar during the fourth quarter caused all three areas to lose ground during the fourth quarter. Still, returns for the year were positive and strong overall. A mid-year stabilization in commodity prices helped that sector yield decent returns in 2016 as well.

Alternative Strategy: It was a relatively modest year for alternative investment strategies with the Wilshire Liquid Alternative Index returning 2.29%. Relative value and equity hedged strategies performed well relative to the broader index, while global macro was the laggard—dragged down by a poor second half of the year from managed futures strategies.

JNL/AB Dynamic Asset Allocation Fund AllianceBernstein L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/AB Dynamic Asset Allocation Fund (Class A)

Composition as of December 31, 2016:
Investment Companies(††)	74.8%
Short Term Investments	25.2
Total Investments	100.0%

(††)In general, the Fund uses derivatives as direct substitues for investments in ETFs, developed market indices, currencies, corporate and government bonds, emerging market equitites and commodities. Please refer to the Schedule of Investments for the Fund's derivatives instruments.

Average Annual Total Returns
Class A Shares
1 Year	3.95%
Since Inception	1.85
(Inception date April 28, 2014)

For the year ended December 31, 2016, JNL/AB Dynamic Asset Allocation Fund underperformed its primary benchmark by posting a return of 3.95% compared to 7.67% for the Dow Jones Moderate Index. The Fund also underperformed its blended benchmark return of 5.71% for the 70% MSCI World Index and 30% Bloomberg Barclays U.S. Treasury Index.

The year was characterized by average volatility levels with sudden, and often temporal, volatility spikes. The Fund started the year with an underweight to risk assets with a positive regional bias toward developed international equities. Due to growth concerns and diverging central bank policies worldwide, developed international equities underperformed and detracted from performance early in the year. The Fund shifted to an overweight in mid-February after volatility peaked and central banks responded as the Bank of Japan enacted negative interest rates and the U.S. Federal Reserve delayed future rates hikes. Markets rebounded quickly and volatility decreased in the spring of 2016. However, markets sold off again in June when the UK decided to leave the European Union in its “Brexit” referendum before sharply recovering the losses after the vote. Volatility spiked again for the third time after the U.S. presidential election results, but the U.S. market rebounded overnight and rallied through the end of year.

Over the year, the Fund’s overweight to U.S. equities was a positive as the U.S. markets rallied and outperformed based on improved growth prospects and better economic data, while the Fund’s overweight to developed international equities detracted from performance. In fixed income, the decision to shorten duration and diversify to high yield bonds contributed as interest rates increased, but the allocation to inflation linked bonds detracted from performance. An overweight to the U.S. Dollar as a result of currency hedging added to performance.

The Fund utilized equity futures, fixed income futures, currency forwards, exchange traded funds and total return swaps for both hedging and investment purposes.  Equity options were used for hedging and investing purposes.  Credit default swaps and commodity futures were used for investment purposes.  The Fund utilizes a variety of derivative instruments as a component of its overall construction to effectively manage equity, interest rate, credit and currency risk, to hedge positions and to provide efficient exposure. All derivatives performed in line with the managers expectations over the period.

The Fund ended the year with a modest overweight to risk assets largely due to the overweight to European and Japanese equities. The Fund is also slightly overweight to emerging market equities and to global real estate investment trust for diversification. The Fund was underweight bonds with extended duration and diversification to emerging market credit.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/AQR Managed Futures Strategy Fund AQR Capital Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/AQR Managed Futures Strategy Fund (Class A)

Composition as of December 31, 2016:
Short Term Investments(††)	100.0%
Total Investments	100.0%

(††)In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the the Fund's derivative investments.

Average Annual Total Returns
Class A Shares
1 Year	-8.56%
5 Year	2.88
Since Inception	1.63
(Inception date August 29, 2011)
Class B Shares
1 Year	-8.38%
5 Year	3.07
Since Inception	1.83
(Inception date August 29, 2011)

For the year ended December 31, 2016, JNL/AQR Managed Futures Strategy Fund underperformed its primary benchmark by posting a return of -8.56% for Class A shares compared to 0.33% for the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index. The Fund also underperformed its other benchmark returns of 2.93% for the S&P Diversified Trends Indicator Total Return Index and -6.84% for the Credit Suisse Managed Futures Hedge Fund Index. The SG Trend Index, a peer group index of large trend following hedge funds, returned -6.18% for the year.

The Fund invests in both long and short futures and currency forward contracts to gain economic exposure to global equity, fixed income, commodity and currency markets. These derivative positions are responsible for substantially all the performance in the Fund. By asset class, fixed income contributed 2.21%, currencies detracted -0.46%, equities detracted -4.22%, commodities detracted -4.94%, all gross of fees. By signal, long term signals were responsible for the majority of the Fund’s underperformance due to reversals in longer term trends across fixed income, precious metals and energies. Short term signals detracted marginally from performance and over extended signals marginally contributed.

Despite a number of reversals across markets, the first half of 2016 was positive for trend following. The Fund was positioned in line with the bearish sentiment of global financial markets, and performed well when risky assets such as equities were at their worst, and safe haven assets such as fixed income were at their best. In the second half of 2016, sentiment across global markets changed, as there was little fallout from the “Brexit” and central bank policies shifted, with the Bank of Japan announcing policy aimed at maintaining a steep yield curve and the U.S. Federal Reserve hiked rates. The surprising results of the U.S. presidential election also caused markets to embed campaign promises for fiscal stimulus and new trade policies into asset prices. Surprises in the Organization of Petroleum Exporting Countries policies caused swings in oil prices and headwinds for trend following in commodities. While overall results were within the realm of expectations for the strategy, sharp reversals in markets in the second half of the year created a difficult environment for the Fund and trends broadly.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/BlackRock Global Allocation Fund BlackRock Investment Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/BlackRock Global Allocation Fund (Class A)

†36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 16% Citigroup Non-U.S. Dollar World Government Bond Index

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Government Securities	16.5%
Financials	11.2
Information Technology	9.2
Consumer Discretionary	8.6
Health Care	7.5
Industrials	7.1
Energy	5.3
Consumer Staples	3.6
Materials	3.2
Investment Companies	3.0
Telecommunication Services	2.4
Real Estate	2.3
Utilities	1.8
U.S. Government Agency MBS	0.6
Non-U.S. Government Agency ABS	0.1
Warrants	0.0
Short Term Investments	17.6
Net Long (Short) Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	3.97%
5 Year	5.53
Since Inception	4.34
(Inception date October 11, 2010)
Class B Shares
1 Year	4.14%
5 Year	5.71
Since Inception	4.54
(Inception date October 11, 2010)

For the year ended December 31, 2016, JNL/BlackRock Global Allocation Fund underperformed both its primary and blended benchmarks by posting a return of 3.97% for Class A shares compared to 8.65% for the FTSE World Index and 6.06% for the Fund’s blended benchmark.

The Fund seeks to maximize total return and invests globally in equity, fixed income, and cash equivalents with no prescribed limits. Typically holding more than 700 securities, the Fund is highly diversified by asset class, region, sector, currency and security. The Fund generally seeks to invest in securities that are, in the opinion of the investment team, undervalued. The Fund may invest in the equity securities of small and emerging growth companies and may also invest a portion of its fixed income portfolio in high yield fixed income transferable securities. Currency exposure is flexibly managed.

Within equities, an overweight to Japan and an underweight to the U.S. detracted from performance. From a sector perspective, stock selection in telecommunication services, utilities, real estate and consumer discretionary weighed on returns. An underweight and stock selection in financials, as well as an overweight and stock selection in energy, contributed. An underweight to consumer staples also contributed. Within fixed income, exposure to corporate bonds was additive. Exposure to commodity related securities and to cash and cash equivalents negatively impacted returns. Currency management, notably an overweight to the U.S. Dollar, detracted from performance.

The economic exposures at December 31, 2016, including derivatives, were 60% equities, 16% cash, 24% fixed income and 3% commodities. Within equities, the Fund increased exposure to the U.S. and Europe, and decreased exposure to Japan. From a sector perspective, the Fund increased exposure to consumer discretionary, financials and information technology, and decreased exposure to health care, telecommunication services and consumer staples. Within fixed income, the Fund increased exposure to government bonds and decreased exposure to corporate bonds.

Over the year, the Fund’s cash position helped mitigate Fund volatility. In addition, the Fund’s cash position helped keep overall Fund duration (sensitivity to interest rates) relatively low.

Compared to the reference benchmark, the Fund was underweight equities (-3%), underweight fixed income (-16%) and overweight commodity related (3%) and cash equivalents (16%). Within equities, the Fund was overweight Japan and Europe, and underweight the U.S. Within Europe, the Fund was overweight France and the Netherlands, and underweight Switzerland and Ireland. From a sector perspective, the Fund was overweight consumer discretionary and financials, and underweight consumer staples. Within fixed income, the Fund was underweight U.S. Treasuries, developed European sovereign debt and Japanese government bonds, and overweight government bonds in Canada, Australia, Brazil, Poland, Argentina and Mexico. As for currency exposure, relative to its reference benchmark, the Fund was overweight the U.S. Dollar, and was underweight the Japanese Yen, Euro and British Pound.

We believe equities provide the best prospect for total returns, although we expect continued divergence in regional performance. We favor developed markets outside the U.S., notably Japan and, to a lesser extent, Europe. In fixed income, we remain cautious given the low level of absolute yields on developed market government bonds; however, we have found opportunities in select corporate and convertible bonds as well as local currency emerging market government bonds. We view commodity related securities as both a diversifier and a potential hedge against deterioration in global growth. The Fund's cash position helps mitigate volatility and provides additional flexibility in adjusting risk. We remain favorable on the U.S. Dollar, particularly versus major developed market currencies.

The Fund uses derivatives, which may include options, futures, swaps and forwards contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the year, the Fund’s use of derivatives detracted from the Fund’s performance.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/BlackRock Large Cap Select Growth Fund BlackRock Investment Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/BlackRock Large Cap Select Growth Fund (Class A)

Composition as of December 31, 2016:
Information Technology	33.5%
Consumer Discretionary	21.2
Health Care	15.2
Financials	9.9
Industrials	8.1
Consumer Staples	3.8
Energy	2.6
Materials	1.6
Telecommunication Services	1.3
Real Estate	1.2
Short Term Investments	1.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	0.45%
5 Year	12.30
10 Year	5.90
Class B Shares
1 Year	0.64%
5 Year	12.53
10 Year	6.20

BlackRock Investment Management LLC assumed portfolio management responsibility on September 16, 2013.

For the year ended December 31, 2016, JNL/BlackRock Large Cap Select Growth Fund underperformed its benchmark by posting a return of 0.45% for Class A shares compared to 7.08% for the Russell 1000 Growth Index.

Broadly speaking, performance challenges were isolated in two distinct periods, the first and fourth quarters, marked by significant market rotations out of growth stocks in favor of income oriented equities and traditional value/cyclical companies.

Investors began the new year favoring dividend stocks amid fears of negative interest rates, and then broadly rotated to more traditional value areas at the expense of growth/momentum names as quarter one progressed. The rotation exacted the greatest toll on last year’s winners (regardless of sound fundamentals) and higher volatility stocks. In comparison, defensive telecommunication services and utilities were the top performers within the large cap growth index due to the wider flight to safety in the year, as well as investors’ ongoing search for yield in the lower for longer interest rate environment.

Fund performance rebounded in the second and third quarter as best in class growth companies recovered on solid earnings results and healthy underlying fundamentals, but these gains were offset by underperformance following the November U.S. presidential election results when we saw another substantial rotation. Expectations for improved growth, lower taxes, less regulation within financials, and a large move in the U.S Dollar led to a regime change in the market post election. Cyclical and traditional value sectors like financials, industrials and materials that, until recently, were most neglected by investors, saw a sharp rally. By contrast, best in class growth companies that performed strongly in recent months, particularly within information technology (“IT”), suffered as they appeared to be a source of funds for the reallocation.

On a sector basis, IT was the largest detractor during the year, with IT services and software accounting for the majority of the underperformance. Consumer discretionary was an additional source of weakness, in particular media and specialty retail. Health care (biotechnology, life sciences tools and services) and consumer staples (beverages) were a drag as well. Conversely, financials exposure and an overweight to energy were the prime contributors to relative performance in the year. An underweight to real estate also benefited.

As of December 31, the Fund’s largest sector overweight relative to the Russell 1000 Growth Index was in financials, followed by IT and energy. Consumer staples and industrials were the largest underweights.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/BlackRock Natural Resources Fund BlackRock Investment Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/BlackRock Natural Resources Fund (Class A)

Composition as of December 31, 2016:
Energy	83.9%
Materials	7.1
Consumer Discretionary	0.4
Short Term Investments	8.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	26.52%
5 Year	-1.80
Since Inception	0.10
(Inception date January 16, 2007)
Class B Shares
1 Year	26.82%
5 Year	-1.58
Since Inception	0.31
(Inception date January 16, 2007)

BlackRock Investment Management LLC assumed portfolio management responsibility on October 11, 2010.

For the year ended December 31, 2016, JNL/BlackRock Natural Resources Fund underperformed its primary benchmark by posting a return of 26.52% for Class A shares compared to 30.87% for the S&P North American Natural Resources Index. The Fund outperformed its blended benchmark return of 22.40% for the 75% MSCI Natural Resources Index, 25% Bloomberg Commodity Index.

During the year, the U.S. stock market continued to recover as did the U.S. Dollar which hit a 13-year high. The remarkable year for oil began with crude at a 12-year low and ended with oil making its biggest annual gain since 2009, after the Organization of the Petroleum Exporting Countries (“OPEC”) and other producing nations agreed to limit production. Brent crude, the global benchmark, closed the period up more than 52%, while West Texas Intermediate (WTI), the U.S. benchmark, finished up more than 45%.

The largest contributor to relative performance for the year was a combination of stock selection and allocation decisions in the exploration & production industry. Notably, the overweight positions in upstream operators ConocoPhillips, EOG Resources Inc. and Pioneer Natural Resources Co. proved to be beneficial. These companies continue to offer the Fund valuable growth qualities, capable management teams, revenue & earnings visibility, and improving free cash flow generation. Stock selection in the equipment and services industry, notably within the drilling segment, also generated strong relative outperformance for the year. In particular, the overweight position in Halliburton Company proved beneficial, as the company announced hiring in all of its product service lines and support functions in the Permian Basin. Lastly, the underweight in containers and packaging added to relative performance for the year.

The largest detractor from relative performance during the year was the Fund’s underweight allocation and stock selection in the metals and mining industry. In particular, underweight positions in gold producers Barrick Gold Corp. and Newmont Mining Corp. detracted from performance, as each company benefitted from gold delivering its best quarterly performance in 30 years. The underweight allocation to the storage and transportation industry also dampened relative performance as natural gas pipeline companies posted strong returns on expectations that higher gas production will result in increased demands for their goods and services. Lastly, the cash position weighed on relative returns during the year.

We remain skeptical that the recently agreed upon OPEC oil production cuts will actually occur. However, we believe that rising U.S. economic growth and potential geopolitical uncertainty will eventually lead to higher oil prices.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Boston Partners Global Long Short Equity Fund Boston Partners Global Investors, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Boston Partners Global Long Short Equity Fund (Class A)

Composition as of December 31, 2016:
Long Investments
Financials	18.7%
Information Technology	14.6
Industrials	11.4
Health Care	10.9
Consumer Discretionary	10.3
Energy	9.6
Materials	6.9
Consumer Staples	6.1
Telecommunication Services	1.8
Utilities	0.8
Short Term Investments	8.9
Total Long Investments(†)	100.0%
Short Investments
Industrials	19.8%
Consumer Discretionary	16.4
Information Technology	15.2
Materials	14.3
Financials	10.3
Energy	9.6
Health Care	8.0
Consumer Staples	5.5
Real Estate	0.9
Total Short Investments(†)	100.0%

.

(†)Total Long Investments represent 99.6% of net assets and Total Short Investments represent (37.0%) of net assets.

Average Annual Total Returns
Class A Shares
1 Year	1.96%
Since Inception	2.80
(Inception date September 15, 2014)

For the year ended December 31, 2016, JNL/Boston Partners Global Long Short Equity Fund underperformed its benchmark by posting a return of 1.96% for Class A shares compared to 7.51% for the MSCI World Index.

The Fund’s long portfolio outperformed the index during the year by returning approximately 9.4%; gains were led by information technology, as several companies in which the Fund established positions at attractive valuations rerated during the year, including Hewlett Packard Company and Samsung Electronics Co. Ltd. Financials also contributed, particularly during the second half of 2016, as Bank of America Corp., Fifth Third Bancorp, and Capital One Financial Corp. all benefitted from a steepening yield curve. Energy was another strong area, as many of the Fund’s exploration and production holdings, including Parsley Energy Inc., Diamondback Energy Inc., and Anadarko Petroleum Corp., rallied on production growth and higher oil prices. Health care was the primary detractor from long gains, as McKesson Corp., Roche, and Astellas Pharma Inc. all retreated during the year. Continued political scrutiny over drug prices and costs in general weighed on the sector in 2016.

The short portfolio weighed on Fund results during the year, as the small to mid cap orientation was a headwind amid a year in which small cap stocks outperformed large cap stocks; additionally, cyclical areas such as machinery names including Caterpillar Inc. and Kuka AG detracted from performance. Financials also detracted, as several of the regional banks the Fund shorted rose in price during the year. Although the Fund generated gains in energy when including the long and short books, energy shorts detracted as several names including Continental Resources Inc. and Chevron Corp. rose in price along with the sector. Modest gains were generated from health care shorts. A portion of the Fund’s short exposure was obtained utilizing single name equity swaps and these instruments detracted from performance during a strong year for equities; this is in contrast to 2015 when derivatives were additive to performance.

The Fund increased net exposure to financials and energy during the year and decreased net exposure within consumer staples, industrials and materials. Net exposure was increased in North America and Japan and decreased in Europe.

The Fund ended the year at 47% net long, including derivatives, with net long exposure greatest in financials, information technology, and health care; from a regional perspective, net exposure ended highest in North America followed by Japan.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Brookfield Global Infrastructure and MLP Fund Brookfield Investment Management Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Brookfield Global Infrastructure and MLP Fund (Class A)

Composition as of December 31, 2016:
Energy	36.7%
Utilities	31.7
Industrials	12.6
Real Estate	5.7
Telecommunication Services	4.5
Consumer Discretionary	1.7
Short Term Investments	7.1
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	12.58%
5 Year	7.59
Since Inception	8.27
(Inception date December 12, 2011)
Class B Shares
1 Year	12.72%
5 Year	7.80
Since Inception	8.47
(Inception date December 12, 2011)

For the year ended December 31, 2016, JNL/Brookfield Global Infrastructure and MLP Fund outperformed its benchmark by posting a return of 12.58% for Class A shares compared to 11.68% for the Dow Jones Brookfield Global Infrastructure Index.

The pipelines sector was the leading detractor from relative performance, driven by stock selection and underweight exposure to the outperforming sector. The water sector also detracted, driven by stock selection, as did overweight exposure within toll roads. Conversely, stock selection within gas utilities was the leading contributor to relative performance. Overweight exposure and stock selection within midstream also contributed, as did stock selection within airports. By security, underweight exposure to Spectra Energy Corp. (Pipelines, U.S.) and ONEOK, Inc. (Midstream, U.S.) were the leading detractors. Conversely, overweight exposure to Williams Companies, Inc. (Midstream, U.S.) and Targa Resources Corp. (Midstream, U.S.) were the leading contributors during the year.

The outlook within energy infrastructure continues to improve as a strengthening commodity price environment should translate to healthier exploration and production customers. This should reduce counterparty risk and improve the outlook for volume growth as rigs are added. Balance sheets generally remain healthy as much of the needed restructuring in terms of dividend policy has already taken place and the pace of capital expenditures growth has slowed. Overall, we prefer companies with exposure to natural gas, those with crude oil exposure in the Permian Basin and firms with gathering and processing operations in fast growing basins.

In the near term, we believe sectors within listed infrastructure could endure headwinds if interest rates experience rapid moves higher, like those we have recently experienced. Nevertheless, return expectations for the asset class continue to be positive over the long term. We believe continued increases in rates would likely be a result of higher growth expectations and inflation expectations, which is good for stocks over the longer term. Some volatility is likely to persist, but given our longer term investment horizon, we view volatility as a very good buying opportunity.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Capital Guardian Global Balanced Fund Capital Guardian Trust Company (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Capital Guardian Global Balanced Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Government Securities	22.8%
Financials	14.1
Consumer Discretionary	10.9
Information Technology	7.3
Industrials	6.5
Materials	5.8
Telecommunication Services	5.3
Consumer Staples	5.1
Energy	4.9
Health Care	4.6
Utilities	2.7
Real Estate	1.7
U.S. Government Agency MBS	1.0
Non-U.S. Government Agency ABS	0.4
Short Term Investments	6.9
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	5.73%
5 Year	6.46
10 Year	3.02
Class B Shares
1 Year	5.87%
5 Year	6.68
10 Year	3.23

Capital Guardian Trust Company assumed portfolio responsibility on December 3, 2007.

For the year ended December 31, 2016, JNL/Capital Guardian Global Balanced Fund underperformed its primary benchmark by posting a return of 5.73% for Class A shares compared to 7.87% for the MSCI All Country World Index. The Fund underperformed its blended benchmark return of 5.97% for the 65% MSCI All Country World Index and 35% Bloomberg Barclays Global Aggregate Bond Index.

The equity and fixed income portions of the Fund rose and outpaced their respective indexes.

Among equities, an overweight stance and stock selection in materials supported results. Shares of miners Rio Tinto Group and Vale SA benefited from a recovery in metals prices. In financials, Brazilian banks Banco Bradesco SA and Itau Unibanco Holding SA advanced amid investor optimism about potential economic and fiscal reforms. Swiss firm Partners Group rose after higher performance fees helped it post better than expected earnings. In information technology, TSMC, Ltd. advanced after reporting record earnings in the third quarter.

In contrast, stock selection and an overweight stance in consumer discretionary hurt, as did the choice of stocks in industrials. A less than index weighting in energy also detracted as energy firms posted among the best returns for the year. Norwegian Cruise Line Holdings Ltd. fell after it issued a disappointing second quarter earnings outlook, while shares of Tableau Software Inc. sank after the company lowered guidance.

In the fixed income portion of the Fund, issuer selection was the biggest contributor to relative results. Country allocation also helped, including an overweight stance in Indian bonds. Currency exposure hurt, especially the strategy’s greater than index position in the Mexican Peso and Polish Zloty. Sector allocation boosted results, while duration positioning detracted.

Heading into 2017, managers continue to target well run companies that can take advantage of areas of growth in the global economy and rising living standards in developing countries.

Within equities, the managers are focused on semiconductor and factory automation equipment makers that can benefit from demand for more advanced mobile devices. In consumer discretionary, managers are focused on companies that can benefit from emerging markets growth. Within financials, the strategy has targeted insurance firms that can take advantage of growth in Asia. Within European sovereign bonds, managers favor those issued by Hungary, Ireland, Poland and Spain. Among non-European sovereigns, the Fund holds a greater-than-index position in Mexico and Malaysia. Among currencies, managers prefer the Polish Zloty, Danish Krone and Hungarian Forint, while remaining underweight the Euro and Japanese Yen.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Causeway International Value Select Field Causeway Capital Management LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Causeway International Value Select Fund (Class A)

Composition as of December 31, 2016:
Financials	15.9%
Industrials	14.9
Energy	10.7
Telecommunication Services	9.7
Information Technology	9.6
Health Care	9.5
Consumer Discretionary	9.1
Materials	7.0
Consumer Staples	5.4
Utilities	4.1
Real Estate	1.1
Short Term Investments	3.0
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	0.01%
5 Year	4.19
10 Year	-0.71
Class B Shares
1 Year	0.12%
5 Year	4.41
10 Year	-0.51

Causeway Capital Management LLC assumed portfolio management responsibility on September 28, 2015.

For the year ended December 31, 2016, JNL/Causeway International Value Select Fund underperformed its benchmark by posting a return of 0.01% for Class A shares compared to 5.02% for the MSCI EAFE Value Index.

International equity market performance was predominantly positive for 2016. Following the surprising victory of Donald Trump in the U.S. presidential election, a growing divergence emerged between the U.S. and other developed equity markets as investors anticipate an expansive U.S. fiscal policy under a Trump administration. The top performing markets in the Fund’s investible universe included Canada, New Zealand and Norway, while Israel, Ireland and Portugal were among the weakest performers.

Relative underperformance was due to holdings in the UK, Switzerland and Australia. Some of that underperformance was offset by holdings in South Korea, France and Canada. Holdings in the materials and transportation industry groups, along with an overweight position in the pharmaceuticals and biotechnology industry group – a byproduct of our bottom-up stock selection process – were the most significant detractors from the Fund’s performance, while holdings in the technology hardware industry group, as well as an underweight position in the insurance and real estate industry groups, offset some of that underperformance. The top detractor from overall Fund returns was banking and financial services provider, HSBC Holdings Plc (UK), while the top contributor to returns was electronic equipment manufacturer, Samsung Electronics Co., Ltd. (South Korea).

The most sizable Fund positions were in financials, industrials and energy, and we believe that the expectation for higher interest rates, fiscal stimulus and deregulation should benefit these sectors, in particular in the U.S. We have avoided the high valuation “quality” stocks, often in sectors such as consumer staples, utilities and health care. These companies should deliver steady earnings growth, but their valuation multiples are declining as the stream of cash they generate will be worth less as interest rates rise. Complementing a pro-cyclical posture, the Fund’s sizable exposure to attractively valued, stable earning, higher dividend paying telecommunication services and health care companies continues to provide a source of ballast. If global equity markets overreact and drive the former high flying “quality” stocks into value territory, we will be ready to take advantage of any mispricing.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Crescent High Income Fund Crescent Capital Group LP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Crescent High Income Fund (Class A)

Composition as of December 31, 2016:
Consumer Discretionary	17.7%
Energy	13.8
Materials	12.6
Financials	11.7
Telecommunication Services	9.2
Industrials	7.3
Health Care	7.1
Information Technology	6.1
Consumer Staples	5.1
Real Estate	1.4
Utilities	1.3
Short Term Investments	6.7
Total Investments	100.0%

Total Return
Class A Shares
Since Inception	5.50%
(Inception date April 25, 2016)

For the period April 25, 2016 through December 31, 2016, JNL/Crescent High Income Fund underperformed its primary benchmark by posting a return of 5.50% compared to 7.64% for the BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index. The Fund also underperformed its blended benchmark return of 8.52% for the 50% BofA U.S. High Yield Master II Index, 50% S&P/LSTA Leveraged Loan Index.

The relative underperformance of the Fund were mainly attributed to the transaction costs associated with ramping up the account in the earlier months due to buying securities at the ask and pricing it at the bid, followed by the out of benchmark allocation to bank loans in the Fund. The average allocation to bank loans was 24% for the period during which the asset class trailed high yield by -350 basis points (“bps”). To reduce the Fund’s tracking error relative to the benchmark, the Fund has moved to an 18% allocation to bank loans to complement a Fund of 77% high yield in addition to a tactical allocation of 7% in private debt (middle market bonds and loans) at year end. In terms of industry performance, the two largest detractors were due to weak security selection in services and financial services while the two top contributors to relative performance were energy and healthcare as a result of superior security selection. Moreover the Fund moved towards a constructive view in energy during the course of 2016 as oil prices recovered by increasing exposure in energy by 5% which was accretive for performance. The lower credit tiers have rallied as a result of steady credit fundamentals. Although triple-Cs are not included in the benchmark, the Fund is well positioned in the credit tier to take advantage of the attractive relative value supported by declining default forecasts in 2017.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/DFA U.S. Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/DFA U.S. Core Equity Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Information Technology	19.4%
Consumer Discretionary	15.8
Financials	15.3
Industrials	13.5
Health Care	11.0
Consumer Staples	7.9
Energy	4.9
Materials	4.3
Telecommunication Services	2.9
Utilities	2.8
Real Estate	0.3
Rights	-
Short Term Investments	1.9
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	14.02%
5 Year	13.51
10 Year	5.54
Class B Shares
1 Year	14.31%
5 Year	13.72
10 Year	5.76

Dimensional Fund Advisors LP assumed portfolio responsibility on April 30, 2012.

For the year ended December 31, 2016, JNL/DFA U.S. Core Equity Fund outperformed its benchmark by posting a return of 14.02% for Class A shares compared to 12.74% for the Russell 3000 Index. The majority of the Fund’s over performance came from the exposure to small cap securities and value securities.

Both the size and value premiums were positive during 2016, with the Russell 2000 Index outperforming the Russell 1000 Index by 9.26% and the Russell 3000 Value Index outperforming the Russell 3000 Growth Index by 11.00%.

The Fund outperformed the benchmark by 1.28%. With small caps outperforming large during the year, the Fund’s greater emphasis on small cap stocks than the benchmark contributed positively to relative performance. Compared to the benchmark, the Fund has a greater emphasis on low relative price (value) stocks. This allocation difference had a positive impact on relative performance, as value stocks outperformed growth for the year.

Real estate investment trusts (“REITs”) underperformed the broader U.S. market for the year, with the Dow Jones U.S. Select REIT Index returning 6.68%. The Fund’s security screening practices generally exclude REITs. This exclusion contributed positively to the Fund’s relative performance.

Dimensional has long emphasized consistency, cost awareness, and diversification as the most reliable way to capture the expected return premiums associated with lower relative price, lower market capitalization, and higher expected profitability. Though there may be periods in which they are not rewarded, we maintain emphases on these premiums in all market environments for the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/DoubleLine Emerging Markets Fixed Income Fund DoubleLine Capital LP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/DoubleLine Emerging Markets Fixed Income Fund (Class A)

Composition as of December 31, 2016:
Financials	27.3%
Government Securities	25.2
Energy	10.4
Utilities	8.8
Telecommunication Services	5.8
Consumer Discretionary	3.8
Consumer Staples	3.0
Industrials	2.7
Materials	1.9
Information Technology	1.4
Short Term Investments	9.7
Total Investments	100.0%

Total Return
Class A Shares
Since Inception	4.90%
(Inception date April 25, 2016)

For the period April 25, 2016 through December 31, 2016, JNL/DoubleLine Emerging Market Fixed Income Fund outperformed its primary benchmark by posting a return of 4.90% for Class A shares compared to 3.61% for the JPMorgan EMBI Global Diversified Index.

The outperformance of the strategy was driven primarily due to the Fund’s shorter duration relative to the benchmark. The strategy shortened the duration of the Fund from 5.4 years as of June 30, 2016 to 4.2 years at year end. Over this same period, 10 year U.S. Treasury yields rose by 96 basis points. Outperformance was also driven by the Fund’s overweight position to Latin American corporate credits, which outperformed regional corporate peers in Europe and Asia.

During the period, the Fund reduced certain corporate credit exposure that had reached full valuation and increased the emerging market sovereign exposure across Asia, Europe, Middle East and Latin America, that reflected a more attractive risk return profile. Over the same period, the average duration of the Fund was shortened in anticipation of a rising rate environment.

Uncertainty over U.S. fiscal and trade policy will likely drive volatility in U.S. rates and the U.S. Dollar throughout 2017. Global risks stemming from China capital outflows and slowing growth, election risk in Europe, and Brexit negotiations are potential headwinds for the coming year. However, our outlook remains constructive for the emerging market asset class, where we expect to see a robust new issue pipeline over the coming months, which may provide the opportunity to invest in issuers with attractive concessions in the new issue market.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/DoubleLine Shiller Enhanced CAPE Fund DoubleLine Capital LP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/DoubleLine Shiller Enhanced CAPE Fund (Class A)

Composition as of December 31, 2016:
Non-U.S. Government Agency ABS	50.1%
Government Securities	21.2
Financials	7.2
U.S. Government Agency MBS	5.3
Health Care	2.1
Energy	1.8
Consumer Discretionary	1.6
Consumer Staples	1.5
Telecommunication Services	1.2
Information Technology	1.1
Industrials	0.8
Utilities	0.7
Materials	0.6
Real Estate	0.3
Short Term Investments	4.5
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	18.90%
Since Inception	23.70
(Inception date September 28, 2015)

For the year ended December 31, 2016, JNL/DoubleLine Shiller Enhanced CAPE Fund outperformed its primary benchmark by posting a return of 18.90% for Class A shares compared to 11.96% for the S&P 500 Index. The Fund outperformed its other benchmark return of 17.34% for the Russell 1000 Value Index.

The Fund seeks to achieve its objective by looking to achieve total return in excess of the Shiller Barclays CAPE U.S. Sector Index (the “CAPE Index”). Both the CAPE Index and the fixed income portfolio increased in value during the year. The CAPE Index returned almost 18.49%, well ahead of the 11.96% total return of the S&P 500 Index. Over the course of 2016, the CAPE Index was exposed to seven of the eleven available sectors (consumer discretionary, consumer staples, energy, health care, industrials, materials and information technology). Financials, utilities and real estate were the only sectors excluded from the CAPE index all year. Of the seven sectors, only one, health care, declined in value while a constituent of the index. The best performing sector exposure was industrials, followed by information technology and energy. Total return swaps were the only derivative employed in the strategy. These swaps tracked the CAPE Index and allowed the strategy to access the equity beta provided by the CAPE Index. The equity portion of the Fund at year end was positioned with 100% exposure through CAPE Index swaps. The fixed income portfolio also contributed positively to returns during 2016, gaining approximately 2.8% in value. The sectors that gained the most in value were emerging markets fixed income, commercial mortgage backed securities and collateralized loan obligation. Investment grade credit, mortgage backed securities, and government securities also gained in value.

Current outlook for large cap equity market is cautious. The strategy is positioned favorably for a cautious environment due to its bias towards the most undervalued large cap equity sectors with the best 12 month momentum. The outlook for the fixed income portfolio is neutral as the Fund is positioned in line with its objective to outperform cash. Overall the strategy is positioned in line with its’ investment objective to outperform the large cap U.S. equity market.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/FPA + DoubleLine Flexible Allocation Fund DoubleLine Capital LP First Pacific Advisors, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/FPA + DoubleLine Flexible Allocation Fund (Class A)

¹Effective April 25, 2016, the Fund changed its primary benchmark from the S&P 500 Index to the MSCI All Country World Index because the MSCI All Country World Index better reflects the global opportunity set available to the Sub-Adviser.

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	23.1%
Information Technology	17.5
Non-U.S. Government Agency ABS	11.4
Consumer Discretionary	10.1
U.S. Government Agency MBS	9.4
Industrials	9.3
Government Securities	6.3
Health Care	3.8
Energy	2.7
Materials	2.0
Consumer Staples	1.2
Telecommunication Services	0.6
Utilities	0.3
Real Estate	0.2
Short Term Investments	2.2
Net Long (Short) Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	3.67%
5 Year	5.56
Since Inception	4.60
(Inception date September 28, 2009)
Class B Shares
1 Year	3.86%
5 Year	5.74
Since Inception	4.79
(Inception date September 28, 2009)

DoubleLine Capital LP and First Pacific Advisors, LLC assumed portfolio management responsibility on April 25, 2016.

For the year ending December 31, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund underperformed its primary benchmark by posting a return of 3.67% for Class A shares compared to 7.87% for the MSCI All Country World Index. The Fund underperformed its blended benchmark return of 5.35% for the 60% MSCI All Country World Index, 40% Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

 Effective April 25, 2016, the JNL/Ivy Asset Strategy Fund’s name was changed to JNL/FPA + DoubleLine Flexible Allocation Fund. At this time the Fund’s investment strategy was changed to a multi-manager strategy that seeks to achieve its investment objective by allocating among strategies managed by unaffiliated investment managers (“Sub-Advisers”), DoubleLine Capital LP (“DoubleLine”) First Pacific Advisors, LLC (“First Pacific”) and Ivy Investment Management Company (“Ivy”). DoubleLine and First Pacific each generally provide day-to-day management for a portion of the Fund’s assets and use different investment strategies in managing the Fund’s assets, each act independently from the other Sub-Adviser, and each use its own methodology for selecting investments. Ivy continues to serve as the Sub-Adviser only with respect to certain private investments held by the Fund. Also, at this time, the Fund’s primary benchmark was changed from the S&P 500 Index to the MSCI All Country World Index and the blended benchmark 60% MSCI All Country World Index, 40% Bloomberg Barclays U.S. Aggregate 1-3 Year Index was added.

For the period from January 1, 2016 through April 24, 2016, the Fund underperformed its benchmark by posting a return of -1.64% for Class A shares compared to 3.02% for the S&P 500 Index.

 For the period April 25, 2016 to December 31, 2016, the Fund posted a return of 5.40% for Class A shares compared to 3.74% for the MSCI All Country World Index and 3.24% for the 60% MSCI All Country World Index, 40% Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

Ivy Investment Management Company (“Ivy”)

For the period from January 1, 2016 through April 24, 2016, the U.S. Dollar had been in a strengthening trend since the summer of 2014, but began to weaken during the period. Commodities prices continued to stabilize, with crude oil closing below $27 in February but above $40 at the end of March on reduced supply expectations and the weaker U.S. Dollar. The largest allocation during the period was to equities, with the five largest sector allocations in consumer discretionary, information technology, health care, consumer staples and financials. The managers increased exposure to the U.S. in the belief it was the best relatively positioned region globally. The derivatives strategies and allocations to gold and U.S. Treasuries were key contributors to performance in the period. Several of the Fund’s private investments were detractors from performance, as was the allocation to cash as equity markets rose.

At December 31, 2016, the private equity investments managed by Ivy comprised 3.5% of net assets. In the fourth quarter, Liberty Media Corp. announced its agreement to purchase Delta Topco Ltd. the parent company of Formula One Group. The purchase by Liberty Media Corp. closed in February 2017. In June, a series of Media Group Holdings LLC (“MGH”) was restructured. Valuation adjustments were made to MGH during the period. MGH also distributed capital, reducing the size and cost basis of the position.

DoubleLine Capital LP (“DoubleLine”)

For the Fund’s allocation to the relative strategy, DoubleLine invests in a portfolio of debt instruments with the objective to provide additional long term total return. At December 31, 2016, the Fund’s allocation to this strategy was 35.3%.

During the period this strategy’s, performance outpaced the Barclays U.S.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/FPA + DoubleLine Flexible Allocation Fund DoubleLine Capital LP First Pacific Advisors, LLC (Unaudited)

Aggregate 1-3 Years Index return of 1.31%. While Treasury yield increases were particularly acute during this year, spread tightening along with allocations to floating rate sectors such as collateralized loan obligations and bank loans drove positive total returns. Spread tightening was particularly of note within high yield – where spreads tightened from distressed levels earlier in the year. Emerging markets debt also showed strong returns since we became a Sub-Adviser on April 25, 2016. Performance in these sectors was offset by agency mortgage and Treasury allocations which suffered as rates rose. After the initial investment period, allocations remained relatively unchanged, with a tilt toward structured products.

First Pacific Advisors, LLC (“First Pacific”)

For the Fund’s allocation to the relative strategy, First Pacific pursues a contrarian value strategy that identifies absolute value opportunities across the capital structure, and in a variety of market capitalizations, geographies and sectors with the long term objective of achieving equity rates of return with less risk than the market. At December 31, 2016, the Fund’s allocation to this strategy was 61.2%.

The five largest contributors for the strategy during the period were Bank of America Corp., Citigroup Inc., American International Group Inc., Microsoft Corp., and Analog Devices Inc. The five largest detractors for the strategy were a Naspers Ltd./Tencent Holdings Ltd. pair trade, Alcoa Corp., Oracle Corp., Arconic Inc., and Groupe Bruxelles Lambert SA.

Of note, the top three contributors were from financials and collectively were responsible for approximately half of the strategies’ gross performance during the period. The tale of the strategies fluctuating financial exposure is emblematic of our approach to investing: buy good businesses when others don’t want to own them and avoid them when they’re popular. Owning the unloved can be trying at times as these companies may be suffering from general economic weakness, industry malaise or internal missteps. Because we lack any ability to discern the bottom in a company’s earnings or stock price, our initial purchases are generally early. The stock prices of these three companies traded down significantly in early 2016, but we don’t let our judgment become unduly influenced by stock price, preferring to focus instead on fundamentals.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Franklin Templeton Global Growth Fund Templeton Global Advisors Limited (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Franklin Templeton Global Growth Fund (Class A)

Composition as of December 31, 2016:
Financials	23.2%
Information Technology	14.5
Health Care	13.6
Energy	12.4
Consumer Discretionary	9.4
Industrials	6.9
Telecommunication Services	5.6
Materials	3.8
Consumer Staples	1.6
Utilities	1.0
Short Term Investments	8.0
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	10.58%
5 Year	9.96
Since Inception	2.38
(Inception date January 16, 2007)
Class B Shares
1 Year	10.72%
5 Year	10.17
Since Inception	2.58
(Inception date January 16, 2007)

For the year ended December 31, 2016, JNL/Franklin Templeton Global Growth Fund outperformed its benchmark by posting a return of 10.58% for Class A shares compared to 7.51% for the MSCI World Index.

The Fund’s significantly overweighted energy position benefited relative results amid rebounding oil prices, and stock selection in the sector also helped. U.S. oilfield services firm Halliburton Company and UK oil major Royal Dutch Shell Plc were leading contributors. Our current energy strategy involves selectively reducing exposure to some energy services and exploration and production stocks with what we viewed as fuller valuations and rotating into integrated oil producers we see as more modestly valued. The materials sector also contributed, led by Swiss miner and trader Glencore Plc. Similar to energy, we began selling what we viewed as fully valued industrial miners and rotating into depressed precious metals miners we feel have countercyclical risk and return characteristics.

Stock selection also benefited relative results in industrials, information technology and consumer discretionary, as did security selection and a major underweighting of expensive and overcrowded consumer staples stocks.

Conversely, stock selection and an overweighted position in health care hindered relative performance amid a sharp decline following political criticism during the U.S. presidential election cycle. Although Israeli drug manufacturer Teva Pharmaceutical Industries Ltd. declined, we believe the company could experience solid growth and cash flow generation sufficient to pay down debt and support its dividend. Industry fundamentals more broadly continued to impress us, characterized by high returns on equity, strong cash flows and low leverage.

Financials stocks rebounded near year end as interest rates rose and growth expectations improved, though the late recovery failed to overcome earlier weakness. Stock selection in the sector hurt relative performance. European banks lagged but remained abundantly cheap in our assessment, relative to U.S. peers, and we feel they are well placed to benefit from the potential for economic reflation, higher interest rates, falling loan loss provisions and the end of re-regulation.

Regionally, stock selection in the U.S. contributed to relative results, as did security selection in Asia and Europe. However, positioning in several countries hindered relative performance, including Sweden and Italy in Europe, as well as China in Asia.

During the year, the U.S. Dollar appreciated against most foreign currencies, which also hurt the Fund’s performance because investments in securities with non-U.S. currency exposure lost value as the U.S. Dollar rose.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Franklin Templeton Global Multisector Bond Fund Franklin Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Franklin Templeton Global Multisector Bond Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Government Securities	73.8%
Materials	0.7
Consumer Discretionary	0.3
Financials	-
Industrials	-
Warrants	-
Short Term Investments	25.2
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	3.82%
5 Year	3.85
Since Inception	3.95
(Inception date December 12, 2011)
Class B Shares
1 Year	4.05%
5 Year	4.05
Since Inception	4.15
(Inception date December 12, 2011)

For the year ended December 31, 2016, JNL/Franklin Templeton Global Multisector Bond Fund outperformed its benchmark by posting a return of 3.82% for Class A shares compared to 2.84% for the Bloomberg Barclays Multiverse Bond Index.

During the year, the Fund’s positive absolute performance was primarily attributable to interest rate strategies, followed by currency positions and overall credit exposures. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Select duration exposures in Latin America, namely Brazil, contributed to absolute performance. Among currencies, the Fund’s net negative position in the Euro, achieved through currency forward contracts, contributed to absolute return, while its net negative position in the Japanese Yen detracted. Currency positions in Latin America contributed to absolute return, while currency positions in Asia ex-Japan detracted. Among credit exposures, subinvestment grade sovereign credits contributed to absolute return.

During the year, the Fund’s relative outperformance was primarily attributable to currency positions, followed by interest rate strategies. Overall credit exposures detracted from relative return. Among currencies, the Fund’s underweighted position in the Euro contributed to absolute return as did its lack of exposure to the British Pound, while its underweighted position in the Japanese Yen detracted. Overweighted currency positions in Latin America contributed to relative return, while overweighted currency positions in Asia ex-Japan detracted. Select underweighted duration exposures in Europe detracted from relative return as did underweighted duration exposure in Japan. Overweighted duration exposures in Latin America, namely Brazil, contributed to relative performance. Among credit exposures, underweighted positioning in investment grade and high yield corporate bonds detracted from relative return, while overweighted exposure to subinvestment grade sovereign credits contributed.

The core of our strategy remained positioning ourselves to navigate a rising rate environment. Thus, we continued to maintain short Fund duration, while aiming at a negative correlation with U.S. Treasury rates. We were positioned with negative duration exposure to U.S. Treasuries and we held select local currencies and local bond positions in specific emerging markets. We also held net negative positions in the Euro and the Japanese Yen, achieved through currency forward contracts, and continued to selectively invest in credit opportunities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Franklin Templeton Income Fund Franklin Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Franklin Templeton Income Fund (Class A)

Composition as of December 31, 2016:
Energy	14.0%
Financials	12.8
Health Care	11.7
Consumer Discretionary	9.3
Utilities	8.8
Information Technology	8.7
Industrials	7.1
Materials	6.5
Telecommunication Services	5.6
Consumer Staples	3.9
Real Estate	0.1
Other Equity Interests	-
Short Term Investments	11.5
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	14.12%
5 Year	6.90
10 Year	4.36
Class B Shares
1 Year	14.23%
5 Year	7.12
10 Year	4.56

For the year ended December 31, 2016, JNL/Franklin Templeton Income Fund outperformed its primary benchmark by posting a return of 14.12% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its blended benchmark return of 7.38% for the 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

A broad range of equity sectors contributed to Fund returns during the year, led by energy, utilities, information technology, industrials, materials and financials. Royal Dutch Shell Plc, Chevron Corp. and BP Plc all generated attractive gains in the energy sector, supported by the robust recovery in crude oil prices and a renewed effort by major oil producers to limit production gains and better balance global supply demand.

Within information technology, Texas Instruments Inc. (“Texas Instruments”), Microsoft Corp. (“Microsoft”) and Apple Inc. (“Apple”) were meaningful contributors to gains. Strong demand for semiconductors and integrated circuits across a range of important end markets helped Texas Instruments deliver improving revenues, operating profit and earnings. Microsoft benefited from the rollout of Office 365 and strong growth in its cloud computing platform. Apple’s shares advanced behind continued strength in smartphones (particularly as a leading competitor struggled). In addition to the strong price appreciation, all three companies delivered robust dividend growth during the year.

Conversely, several health care and consumer staples equities sold off following the market’s significant sector rotation from defensive, stable sectors to more cyclical sectors following the U.S. presidential election outcome. The Fund’s primary equity detractors included major and specialty pharmaceutical manufacturers, which experienced backlash from select inquiries into industry pricing policies. Holdings including Eli Lilly & Co., AstraZeneca Plc, Teva Pharmaceutical Industries Ltd. and Allergan Plc detracted from performance during the year.

On the fixed income side, energy holdings generally experienced strong returns over the course of the year as oil and gas prices moved higher after bottoming in the first quarter of 2016. Holdings of exploration and production companies including Chesapeake Energy Corp., Bill Barrett Corp. and Sanchez Energy Corp. delivered what we considered attractive income and generated strong price gains. Elsewhere, iHeartCommunications Inc. benefited from stable trends in its core media and radio businesses, while Sprint Corp.’s bonds advanced as key operating metrics improved. Major fixed income detractors included oil and natural gas company Linn Energy LLC and hospital manager and operator Community Health Systems Inc.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Franklin Templeton International Small Cap Growth Fund Franklin Templeton Institutional, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Franklin Templeton International Small Cap Growth Fund (Class A)

Composition as of December 31, 2016:
Industrials	30.3%
Financials	18.7
Consumer Discretionary	14.6
Real Estate	9.0
Consumer Staples	7.6
Information Technology	4.3
Energy	3.9
Materials	2.7
Health Care	2.2
Short Term Investments	6.5
Emerging Markets Equity	0.2
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	-1.17%
5 Year	9.38
Since Inception	1.28
(Inception date December 03, 2007)
Class B Shares
1 Year	-0.96%
5 Year	9.59
Since Inception	1.50
(Inception date December 03, 2007)

Franklin Templeton Institutional, LLC assumed portfolio management responsibility on May 3, 2010.

For the year ended December 31, 2016, JNL/Franklin Templeton International Small Cap Growth Fund underperformed its benchmark by posting a return of -1.17% for Class A shares compared to 2.18% for the MSCI EAFE Small Cap Index.

Relative to the benchmark, stock selection in real estate hindered performance, including real estate investment company Kennedy Wilson Europe Real Estate Plc, residential real estate agency and property services provider Countrywide Plc, and real estate investment trust Lar Espana Real Estate Socimi SA (Spain). Stock selection in industrials also hindered relative results. Key detractors in the sector included UK based Grafton Group Plc, a building materials merchant; PageGroup Plc, a recruitment consultancy provider; and Clarkson Plc, an integrated shipping services provider. In contrast, stock selection in financials contributed to relative performance. Within financials, Singapore based ARA Asset Management Ltd., a real estate investment manager, helped results, as did U.S. listed reinsurance provider RenaissanceRe Holdings Ltd. and property and casualty insurer Arch Capital Group Ltd. Stock selection in consumer discretionary also boosted relative results. Leading contributors in consumer discretionary included New Oriental Education & Technology Group, a Chinese private educational services provider.

Stock selection and an overweighted position in Europe detracted from relative performance, particularly in the UK. Security selection in Spain and an overweighted position in Ireland also hindered results. In Asia, stock selection and an underweighting in Japan hurt relative performance. In contrast, an overweighted position in the U.S. helped relative performance, as did stock selection in Asia. In Asia, an overweighted position in China benefited results, as did stock selection in Singapore.

During the year, the U.S. Dollar declined in value against many foreign currencies in which the Fund’s investments were traded, which helped performance because investments in securities with non-U.S. currency exposure appreciated as the U.S. Dollar fell. However, one cannot expect the same result in future years.

Some new purchases included Hang Lung Group Ltd., Scandinavian Tobacco Group A/S and Total Produce Plc. Among positions liquidated were Aderans Co. Ltd, BHF Kleinwort Benson Group, New Oriental Education & Technology Group, Sankyo Co. Ltd. and TNT Express NV. During 2016, we believed reaction to the UK’s Brexit vote on a number of UK stocks was overdone. In Europe, the economic recovery continued to gather pace, while stocks in parts of Asia looked cheaper amid concerns about an economic deceleration in China. Overall, we will seek to use intermittent price weakness for opportunistic bargain hunting across diverse markets for companies we believe offer strong risk/reward profiles over the next five years.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Franklin Templeton Mutual Shares Fund Franklin Mutual Advisers, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Franklin Templeton Mutual Shares Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	21.3%
Health Care	13.9
Consumer Staples	11.9
Information Technology	11.8
Consumer Discretionary	9.8
Energy	8.0
Materials	4.9
Industrials	4.8
Telecommunication Services	2.0
Utilities	0.4
Real Estate	0.3
Government Securities	0.3
Other Equity Interests	0.1
Short Term Investments	10.5
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	15.68%
5 Year	11.53
Since Inception	4.20
(Inception date January 16, 2007)
Class B Shares
1 Year	15.78%
5 Year	11.74
Since Inception	4.41
(Inception date January 16, 2007)

For the year ended December 31, 2016, JNL/Franklin Templeton Mutual Shares Fund outperformed its benchmark by posting a return of 15.68% for Class A shares compared to 11.96% for the S&P 500 Index.

The Fund follows our distinctive value investment approach, without regard to the benchmark index. Stock selection in energy and consumer discretionary contributed to Fund performance relative to the S&P 500 Index, while stock selection in the telecommunication services and consumer staples sectors detracted.

Major contributors to absolute performance included information technology company Symantec Corp. (“Symantec”), pharmaceuticals company Merck & Co. Inc. (“Merck”) and South Korean consumer electronics manufacturer Samsung Electronics Co. Ltd. (“Samsung”). Symantec benefited from investor enthusiasm regarding a new chief executive officer and acquisition of a cyber defense firm, while Merck’s shares were buoyed by a positive clinical trial result for its oncology drug and the clinical trial failure of a competing drug. Samsung’s shares rose amid strong smartphone and semiconductor sales.

In contrast, top detractors from performance included Israel based generic drug manufacturer Teva Pharmaceutical Industries Ltd. (“Teva”), U.S. based pharmaceuticals firm Eli Lilly & Co. (“Eli Lilly”) and Switzerland based health care company Novartis AG (“Novartis”). Teva’s shares suffered amid a delayed acquisition and investor concerns about generic drug price deflation in the U.S., while shares of Eli Lilly struggled due in large part to a failed clinical trial for its Alzheimer’s drug. Novartis declined due to weak quarterly results and its struggling eye care division.

During the year, the Fund held currency forwards to somewhat hedge the currency risk of the Fund’s non-U.S. Dollar investments. The hedges had a positive impact on the Fund’s performance for the year.

At year end, equities remained the core of the Fund. Sector weightings that declined included consumer discretionary and information technology, while energy, materials and industrials increased during the year. The U.S. presidential election led to outperformance by sectors expected to benefit the most from corporate tax reform, decreased regulation and fiscal stimulus. Consistent with its investment strategy, the Fund maintained some exposure to distressed debt and reorganization securities and merger arbitrage strategies. Merger and acquisition activity was strong in 2016, helping to support equity market valuations. Despite regulatory uncertainty, there were attractive merger arbitrage opportunities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Core Plus Bond Fund Goldman Sachs Asset Management, L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Goldman Sachs Core Plus Bond Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Government Securities	28.1%
U.S. Government Agency MBS	23.6
Non-U.S. Government Agency ABS	12.5
Financials	9.3
Energy	3.0
Consumer Staples	2.6
Telecommunication Services	2.6
Health Care	2.5
Consumer Discretionary	2.4
Information Technology	1.8
Real Estate	1.5
Industrials	0.6
Utilities	0.5
Credit Linked Structured Notes	0.3
Materials	0.3
Other Equity Interests	0.0
Short Term Investments	8.3
Net Long (Short) Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	2.10%
5 Year	2.87
10 Year	4.31
Class B Shares
1 Year	2.33%
5 Year	3.06
10 Year	4.52

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on April 30, 2007.

For the year ended December 31, 2016, JNL/Goldman Sachs Core Plus Bond underperformed its benchmark by posting a return of 2.10% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s duration and yield curve positioning detracted from returns over the year. The Fund entered 2016 long U.S. duration before moving to neutral positioning in February, and then short U.S. duration from March to October. The Fund’s short U.S. duration position underperformed as U.S. rates rallied in June after the UK’s vote to leave the European Union. The Fund moved to a neutral duration position in October ahead of the U.S. presidential election and then reestablished a short U.S. rates position in December. The Fund’s country strategy contributed to results, benefiting from positions long Europe versus short Japan, U.S., and the UK. Currency strategies hurt performance over the year, driven by long exposure to a basket of emerging market currencies. Within cross sector positioning, allocations to collateralized loan obligations, asset backed securities, and non-agency mortgage backed securities contributed to performance. Our overweight to corporate credit in the beginning of the year and underweight since June offset some of the positive returns. Credit spreads widened in the beginning of the year on weak commodity prices and China growth concerns. Credit spreads have since rallied, supported by monetary stimulus from central banks and investors’ global search for yield. Security selection was additive for results, driven by excess returns in the securitized sector, particularly due to selections of mortgage backed securities. Selections of U.S. Treasury inflation protected securities and Brazilian Real denominated debt also contributed to returns. Selections of corporate bonds issued by financial companies detracted from performance within corporate credit. The Fund closed 2016 short U.S. duration, overweight high quality securitized credit, underweight corporates and underweight agency mortgage backed securities.

The Fund held derivatives during the year. We believe derivatives allow for managing interest rate, credit and currency risks more effectively as part of hedging activity and in applying active investment views. Derivatives can potentially offer greater versatility and efficiency, as well as allow for enhanced precision in risk management. Derivatives were used in several capacities over the period as part of the Fund’s overall investment strategy, including managing duration/yield curve and cross sector positioning.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Emerging Markets Debt Fund Goldman Sachs Asset Management, L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Government Securities	64.7%
Credit Linked Structured Notes	8.0
Energy	5.9
Financials	4.7
Telecommunication Services	2.9
Materials	2.4
Industrials	2.1
Consumer Staples	2.0
Utilities	1.8
Consumer Discretionary	1.7
Information Technology	0.3
Real Estate	0.2
Health Care	0.2
Non-U.S. Government Agency ABS	-
Short Term Investments	3.1
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	9.05%
5 Year	0.11
Since Inception	3.46
(Inception date October 06, 2008)
Class B Shares
1 Year	9.29%
5 Year	0.32
Since Inception	3.67
(Inception date October 06, 2008)

For the year ended December 31, 2016, JNL/Goldman Sachs Emerging Markets Debt Fund underperformed its primary benchmark by posting a return of 9.05% for Class A shares compared to 9.94% for the JPMorgan GBI EM Global Diversified Index. The Fund underperformed its blended benchmark return of 9.99% for the 75% JPMorgan GBI EM Global Diversified Index and 25% JPMorgan CEMBI Broad Diversified Index.

Contributors included long positions in the Brazilian Real and Russian Ruble, as well as our overweight in Brazilian local rates. Detractors from performance included overweights in the Mexican Peso and Malaysian Ringgit. A modest overweight to Venezuela external debt was also a modest contributor over the year.

We expect easing in countries such as Brazil, together with a handful of countries where rates are expected to be cut modestly. In all countries, the space for easing remains circumscribed by global financial conditions. We think the conditions that supported emerging markets (“EM”) in 2016 remain in place for 2017. These include improved currency reserves, healthier terms of trade, supportive valuations and a search for yield. We continue to see value in local debt in the context of a longer investment horizon, which we believe is crucial to accommodate the risk of near term idiosyncratic developments and currency volatility.

We remain defensive on the overall EM corporate sector, holding selective overweight in securities where we see upside based on valuations. We remain neutral on overall market beta and employing higher selection risk, as there is plentiful opportunity for credit selection.

The Fund held derivatives during the year. We do not employ derivatives to gain leverage. The use of derivatives allows us to manage interest rate, credit and currency risks more effectively by allowing us to both hedge and apply active investment views with greater versatility. They also afford greater risk management precision. Currency forwards are employed to gain currency exposure or hedge non-base currency exposures back to base currency. Interest rate swaps and total return swaps may be employed to hedge risk and/or gain exposure to illiquid or high transaction cost local markets. Credit default swaps are used to express our view on a credit and to manage credit exposure.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Mid Cap Value Fund Goldman Sachs Asset Management, L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Goldman Sachs Mid Cap Value Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	22.0%
Industrials	12.7
Real Estate	11.5
Energy	10.6
Information Technology	9.8
Consumer Discretionary	9.1
Utilities	7.3
Materials	6.5
Health Care	4.9
Consumer Staples	2.8
Telecommunication Services	0.4
Short Term Investments	2.4
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	13.58%
5 Year	12.88
10 Year	6.38
Class B Shares
1 Year	13.74%
5 Year	13.12
10 Year	6.60

For the year ended December 31, 2016, JNL/Goldman Sachs Mid Cap Value Fund underperformed its benchmark by posting a return of 13.58% for Class A shares compared to 20.00% for the Russell Midcap Value Index.

For 2016, energy and telecommunication services were the two top contributing sectors, whereas industrials and health care were the two largest detracting sectors from performance. Encana Corp. and SLM Corp. were the two largest contributors to performance. Perrigo Co. Plc and Hertz Global Holdings Inc. were the top two detractors.

During the year the Fund initiated positions in Synchrony Financial and SunTrust Banks Inc. and eliminated positions in Ralph Lauren Corp. and Brocade Communications Systems Inc.

As we enter 2017, we see an increasingly positive backdrop as the U.S. transitions to a potentially pro-growth environment. In our view, most companies will benefit from aggressive fiscal policy, including lower taxes and increased spending, and a less restrictive regulatory environment. In the near term, however, uncertainty around policy specifics and timing could increase volatility. While our aggregate return expectations are lower than in recent years given relatively full valuations, we believe U.S. equities still look more attractive than most other asset classes. Accordingly, we favor high quality, domestically oriented companies with strong management teams. Additionally, after several years of thematic driven markets, we are excited about the prospect of increasing dispersion at the stock level. We believe an active approach is poised to benefit in this type of environment as companies differentiate themselves on earnings growth and valuation.

Regardless of the market direction, our fundamental, bottom-up stock selection continues to drive our process. We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies that we believe are in control of their own future. These include innovators with differentiated products, companies with low cost structures, or ones that have been investing in their own businesses and are poised to gain market share. We maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Goldman Sachs U.S. Equity Flex Fund Goldman Sachs Asset Management, L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Goldman Sachs U.S. Equity Flex Fund (Class A)

Composition as of December 31, 2016:
Long Investments
Financials	19.2%
Information Technology	19.0
Health Care	13.1
Consumer Discretionary	12.6
Industrials	8.8
Consumer Staples	8.4
Energy	7.9
Telecommunication Services	3.4
Materials	2.8
Utilities	2.5
Real Estate	1.6
Short Term Investments	0.7
Total Long Investments(†)	100.0%
Short Investments
Financials	23.8%
Information Technology	18.6
Consumer Discretionary	13.2
Industrials	12.6
Energy	11.2
Consumer Staples	11.0
Health Care	6.2
Telecommunication Services	2.3
Real Estate	1.1
Total Short Investments(†)	100.0%

.

(†)Total Long Investments represent 132.5% of net assets and Total Short Investments represent (32.0%) of net assets.

Average Annual Total Returns
Class A Shares
1 Year	7.83%
5 Year	14.17
Since Inception	4.77
(Inception date January 16, 2007)
Class B Shares
1 Year	8.07%
5 Year	14.38
Since Inception	4.99
(Inception date January 16, 2007)

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on October 11, 2010.

For the year ended December 31, 2016, JNL/Goldman Sachs U.S. Equity Flex Fund underperformed its benchmark by posting a return of 7.83% for Class A shares compared to 11.96% for the S&P 500 Index.

For 2016, consumer discretionary and energy were the two top contributing sectors, whereas industrials and health care were the two largest detracting sectors from performance. Bank of America Corp. and Morgan Stanley were the two largest contributors to performance. Allergan Plc and Vertex Pharmaceuticals Inc. were the two top detractors. During the year, positions in Abbott Laboratories and Amazon.com Inc. were initiated and positions in EMC Corp. and Exxon Mobil Corp. were eliminated.

As we enter 2017, we see an increasingly positive backdrop as the U.S. transitions to a potentially pro-growth environment. In our view, most companies will benefit from aggressive fiscal policy, including lower taxes and increased spending, and a less restrictive regulatory environment. In the near term, however, uncertainty around policy specifics and timing could increase volatility. While our aggregate return expectations are lower than in recent years given relatively full valuations, we believe U.S. equities still look more attractive than most other asset classes. Accordingly, we favor high quality, domestically oriented companies with strong management teams. Additionally, after several years of thematic driven markets, we are excited about the prospect of increasing dispersion at the stock level. We believe an active approach is poised to benefit in this type of environment as companies differentiate themselves on earnings growth and valuation.

Regardless of the market direction, our fundamental, bottom-up stock selection continues to drive our process. We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies that we believe are in control of their own future. These include innovators with differentiated products, companies with low cost structures, or ones that have been investing in their own businesses and are poised to gain market share. We maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Harris Oakmark Global Equity Fund Harris Associates L.P. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Harris Oakmark Global Equity Fund (Class A)

Composition as of December 31, 2016:
Financials	34.7%
Consumer Discretionary	20.7
Industrials	15.6
Information Technology	7.7
Materials	7.4
Consumer Staples	5.1
Health Care	4.8
Short Term Investments	4.0
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	12.45%
Since Inception	-0.22
(Inception date April 27, 2015)

For the year ended December 31, 2016, JNL/Harris Oakmark Global Equity Fund outperformed its benchmark by posting a return of 12.45% for Class A shares compared to 7.51% for the MSCI World Index.

The Fund outperformed its benchmark, for the year driven mainly by stock selection. On a geographic basis, stock selection in Switzerland and the UK generated the top results, while investments in Germany and Mexico were the worst relative performers. On a sector basis, stock selection in materials and industrials delivered the best results. Stock selection in financials and a lower than benchmark weighting in energy shares pressured relative results most.

Generally, the Funds’ only derivative use is foreign currency forwards for hedging purposes. The Fund may implement currency hedging when it views that a currency is overvalued by more than 20% of its estimated value based on purchasing power parity. A hedge position usually does not exceed more than 80-90% of the value of the respective holdings denominated in such currency. The Fund’s Swiss Franc hedges contributed 0.12% to performance for the year.

The top performing stock for the year was Glencore Plc’s (“Glencore”). Glencore’s fundamentals strengthened over the past year, benefiting from management’s significant efforts to aggressively reduce debt and capital expenditures as well as to sell non-core assets. Most recently, its share price responded favorably to a rebound in commodity prices, the successful execution of its debt reduction plan and the results of the U.S. presidential election. The bottom performing stock for the year was Credit Suisse Group AG (“Credit Suisse”). Credit Suisse’s share price declined significantly in the first half of the year and rebounded thereafter. Its fiscal nine-month results benefited from effective cost controls that offset weaker revenues and lower operating expenses helped total net income to marginally exceed our projections. Credit Suisse’s capital ratios increased, and the bank realized a common equity Tier 1 ratio of 12% in the third quarter, which reflects a 180 basis point year over year advance.

At year end, the Fund’s equities spanned twelve countries in six regions with the heaviest weighting in Europe excluding the UK and the U.S. The smallest weightings were in Latin America and East Asia. The Fund was also invested in seven sectors and was most heavily weighted in financials and consumer discretionary shares, with the smallest weightings in health care and consumer staples.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Invesco China-India Fund Invesco Hong Kong Limited (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Invesco China-India Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Consumer Discretionary	19.6%
Information Technology	19.2
Financials	15.0
Consumer Staples	14.7
Industrials	9.1
Materials	5.3
Telecommunication Services	5.1
Energy	3.6
Health Care	2.9
Utilities	1.2
Short Term Investments	4.3
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	-3.40%
5 Year	4.27
Since Inception	-2.41
(Inception date December 03, 2007)
Class B Shares
1 Year	-3.34%
5 Year	4.43
Since Inception	-2.23
(Inception date December 03, 2007)

Invesco Hong Kong Limited assumed portfolio management responsibility on April 25, 2016.

For the year ended December 31, 2016, JNL/Invesco China-India Fund underperformed its primary benchmark by posting a return of -3.40% for Class A shares compared to 3.74% for the MSCI China Index. The Fund underperformed its blended benchmark return of 1.94% for the 50% MSCI China Index and 50% MSCI India Index.

Effective April 25, 2016, the JNL/Eastspring Investments China-India Fund’s name was changed to JNL/Invesco China-India Fund.

For the period January 1, 2016 through April 24, 2016, the Fund was sub-advised by Eastspring Investments (Singapore) Limited. During the period, the Fund posted a return of -2.97% compared to -1.94% for the blended benchmark, 50% MSCI China Index and 50% MSCI India Index.

During the short period both asset allocation and stock selection weighed on relative performance. Non-exposure to materials and stock selection in financials were the biggest drags, while stock picks in information technology (“IT”) and health care helped.

Non-exposure to China Life Insurance and an overweight in TravelSky Technology Ltd. (“TravelSky”) boosted relative performance. TravelSky provides IT and commercial services to Chinese airlines and travel companies. Its share price benefited from robust demand in the aviation industry. The stock’s valuation was among the most attractive within the Chinese IT segment.

Non-exposure to China National Offshore Oil Corporation and an overweight in off benchmark Aditya Birla Fashion and Retail Ltd. (“ABFRL”) were drags. ABFRL is India’s largest apparel company after its merger with Madura Fashion and Lifestyle, a former subsidiary of parent Aditya Birla Nuvo. ABFRL’s share price witnessed profit booking after having rallied ahead of the merger effected in January 2016.

Among the key trades during the period, the Fund started new positions in Bharti Airtel Ltd., Cipla Ltd., Marico Ltd. and Chow Tai Fook Jewellery Group Ltd. The Fund also exited names that were less compelling from a valuation and risk reward standpoint, including State Bank of India, ICICI Bank Ltd. and Belle International Holdings Ltd.

Effective April 25, 2016, Invesco Hong Kong Limited assumed management responsibility for the Fund. For the period April 25, 2016 through December 31, 2016, the Fund posted a return of -0.44% compared to -0.04% for the blended benchmark, 50% MSCI China Index and 50% MSCI India Index.

Stock selection in industrials detracted value, mainly due to transportation related holdings in India and China. Ashok Leyland Limited (a medium and heavy commercial vehicle motor producer in India) and Zhuzhou CRRC Times Electric Co., Ltd. (a manufacturer for locomotive train power converter) fell amidst quarterly moderation in the industry volume growth or order book. While we certainly monitor quarterly earnings and demand trends, we prefer to look at a longer time horizon to avoid seasonal distortions.

Our cautious stance towards the financial sector also caused a drag. Despite the liquidity driven rally in banks, we did not hold any exposure in Chinese banks due to concerns over the deteriorating outlook for non-performing loans. The underweight position in financials hurt Fund performance somewhat. On the positive side, stock selection within consumer discretionary, the largest sector exposure of the Fund, performed well. Top stock contributions came from a diversity of consumer related industries including eCommerce and auto parts companies in China, Hong Kong jewelry retailing and Indian autos. Their strong share price performances during the period were underpinned by steady earnings growth and sustainable competitive advantages.

On Fund positioning, we maintained a balanced allocation to Chinese and Indian equities as we continued to find many attractive stock opportunities in both markets. Our active bottom-up stock selection approach led to meaningful exposure in consumer related sectors, including consumer discretionary, consumer staples and internet services.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Invesco Global Real Estate Fund Invesco Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Invesco Global Real Estate Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Real Estate	95.5%
Financials	2.7
Health Care	0.5
Short Term Investments	1.3
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	2.42%
5 Year	9.00
10 Year	2.04
Class B Shares
1 Year	2.61%
5 Year	9.23
10 Year	2.25

For the year ended December 31, 2016, JNL/Invesco Global Real Estate Fund underperformed its benchmark by posting a return of 2.42% for Class A shares compared to 4.99% for the FTSE EPRA/NAREIT Developed Real Estate Index.

Key relative contributions came from security selection in Japan, a lack of exposure to Italy and an overweight in France. Primary relative detractors were security selection in the U.S., Hong Kong and the UK. A combination of security selection and an overweight exposure in the Netherlands, as well as security selection and an underweight exposure in Singapore, also detracted from relative performance. Additionally, a minor allocation to ancillary cash hurt relative returns.

Top contributors to the Fund’s absolute performance included Vornado Realty Trust (“Vornado Realty”) and Hudson Pacific Properties Inc. (“Hudson Pacific”). Vornado Realty offers exposure to high quality office and retail properties primarily in Washington DC and New York. Hudson Pacific owns high quality office properties across the west coast.

Top absolute detractors from Fund performance included HCP Inc. (“HCP”) and Land Securities Group Plc. (“Land Securities”). HCP owns a diversified Fund of health care assets while Land Securities, the largest property company in the UK, is operationally leveraged to the central London office market through a combination of existing offices and a development pipeline.

Trends in underlying real estate markets are reflecting greater maturity in the global real estate cycle. Capital value growth has moderated, although investment demand appeared to remain high. Trends in tenant demand were still positive, but prospects for further rental growth has moderated in some markets where new supply has risen. However, real estate investment trust (“REIT”) earnings growth has been maintained and passed through as dividend increases, reflecting confidence in earnings sustainability. After several years of economic recovery, the ability for landlords to capture releasing gains is increasingly positive. A large portion of the global REIT universe was priced at a discount to net asset value, despite the sector’s attractive yield and earnings growth visibility in 2017.

Overall, we maintained a bias toward companies with higher quality assets, supply constrained real estate markets, generally lower leveraged balance sheets and in an environment where risk free rates may continue to modestly rise over the mid-term, companies with above average earnings growth prospects.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Invesco International Growth Fund Invesco Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Invesco International Growth Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Consumer Discretionary	23.5%
Financials	18.2
Information Technology	16.2
Consumer Staples	9.9
Industrials	9.1
Health Care	8.3
Energy	5.2
Materials	2.6
Short Term Investments	7.0
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	-1.19%
5 Year	5.97
10 Year	2.18
Class B Shares
1 Year	-1.06%
5 Year	6.16
10 Year	2.57

Invesco Advisers, Inc. assumed portfolio management responsibility on December 3, 2007.

For the year ended December 31, 2016, JNL/Invesco International Growth Fund underperformed its benchmark by posting a return of -1.19% for Class A shares compared to 0.13% for the MSCI All Country World ex U.S. Growth Index.

Holdings in financials and industrials were among the strongest contributors to the Fund’s relative performance. An overweight allocation to energy was supportive from a relative perspective, as well. The Fund’s holdings in consumer discretionary and health care, however, underperformed those of the benchmark and were the most significant detractors from the Fund’s relative performance.

On a geographic basis, the Fund’s stock selection in and overweight exposure to Brazil was the most significant contributor to relative performance. Stock selection in Canada and Singapore also contributed to relative results. Holdings in Israel, China, Sweden and Mexico underperformed those of the benchmark and were among the most significant detractors to Fund performance. The Fund’s overweight exposure to Israel, China and Mexico detracted from relative performance as well.

From an individual securities perspective, BM&F Bovespa SA (“BM&F Bovespa”), one of the world’s largest stock exchanges, was the Fund’s top contributor for the year. BM&F Bovespa’s stock was significantly depressed in 2015 due to Brazil’s political and economic turmoil, but the company’s stock price rose after the ousting of Brazil’s President Rousseff under the expectation that this change could allow for reforms and a more orthodox economic policy.

In contrast, Teva Pharmaceutical Industries Ltd. (“Teva”) was the most significant detractor from Fund performance for the year. Teva is an Israel-based company that manufactures and sells generics, proprietary and over the counter pharmaceuticals. Teva shares have been weak as investors believe the company overpaid for the Actavis Inc. acquisition while taking on a lot of debt. There are also concerns that generic pricing will get worse, which could hurt given Teva’s dominant position in generics. Their key product, Copaxone (treatment for multiple sclerosis), will have generic competition in 2017.

The Fund ended the year with meaningful overweight exposure to financials, consumer discretionary, and information technology, while the Fund had meaningful underweight exposure to consumer staples, telecommunication services and materials.

As always, we continue to look for high quality companies that exhibit the following characteristics: strong organic growth; high returns on capital; pricing power; strong balance sheets; cash generation; and reasonable valuations. In addition, we continue to favor companies that are able to consistently generate cash during weak economic environments. We believe that this balanced earnings, quality and valuation focused approach may help deliver attractive returns over the long term.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Invesco Mid Cap Value Fund Invesco Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Invesco Mid Cap Value Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	22.9%
Industrials	14.6
Information Technology	13.7
Health Care	8.4
Energy	8.1
Consumer Discretionary	7.9
Materials	6.7
Real Estate	5.4
Utilities	3.7
Consumer Staples	2.4
Telecommunication Services	2.0
Short Term Investments	4.2
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	15.37%
5 Year	10.08
10 Year	4.53
Class B Shares
1 Year	15.64%
5 Year	10.29
10 Year	4.67

Invesco Advisers, Inc. assumed portfolio management responsibility on September 16, 2013.

For the year ended December 31, 2016, JNL/Invesco Mid Cap Value Fund underperformed its benchmark by posting a return of 15.37% for Class A shares compared to 20.00% for the Russell Midcap Value Index.

Stock selection in financials was the largest contributor to the Fund’s relative performance. Shares of Comerica Inc. and Wintrust Financial Corp. moved higher as financial stocks rallied, particularly following the election, as investor optimism on a future rise of interest rates and the economy fueled returns.

Stock selection in consumer staples also benefited the Fund’s relative return, due in part to the Fund’s lack of exposure to some of the weaker performing names within the sector.

Stock selection in consumer discretionary was the largest detractor from the Fund’s relative and absolute return, driven primarily by DeVry Education Group Inc. (“DeVry”), Ascena Retail Group Inc. (“Ascena Retail”) and Tegna Inc. Ascena Retail reported weakness in a number of its brands as declining traffic in the first quarter of the year led to declining same store sales and profits. DeVry faced increased scrutiny from federal regulators, which presented a threat to the company’s business model. In our opinion, possible remedies sought by the regulators presented undesirable risks to the investment, and we eliminated the Fund’s position in the stock.

Stock selection in materials also detracted from the Fund’s relative return. The Fund’s lack of exposure to some of the stronger names within the sector detracted relative to the index. The sector also held one of the Fund’s largest detractors, WR Grace & Co., which missed revenue expectations and lowered its outlook for 2017.

Stock selection in health care also detracted from the Fund’s relative return for the year. Assisted living operator Brookdale Senior Living Inc. reported disappointing earnings and a weaker outlook for its fiscal year, as occupancy was lower than anticipated.

The Fund used currency forward contracts for the purpose of hedging currency exposure of non-U.S.-based companies held in the Fund, and these were not used for speculative purposes or leverage. The use of currency forward contracts had a slight positive impact on the Fund’s performance during the year.

During the year, we increased exposure to real estate, energy and information technology (“IT”) and decreased exposure to financials. At year end, the Fund’s largest overweights versus the benchmark were in IT, health care, financials and industrials, while the largest underweights were in real estate and utilities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Invesco Small Cap Growth Fund Invesco Advisers, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Invesco Small Cap Growth Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Information Technology	26.6%
Health Care	20.2
Industrials	15.9
Consumer Discretionary	10.9
Financials	6.9
Energy	4.7
Materials	3.1
Consumer Staples	2.6
Real Estate	1.9
Telecommunication Services	1.3
Short Term Investments	5.9
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	11.51%
5 Year	14.22
10 Year	8.15
Class B Shares
1 Year	11.74%
5 Year	14.44
10 Year	8.37

For the year ended December 31, 2016, JNL/Invesco Small Cap Growth Fund outperformed its benchmark by posting a return of 11.51% for Class A shares compared to 11.32% for the Russell 2000 Growth Index.

The Fund outperformed in health care primarily due to stock selection. Stock selection and an overweight allocation to energy also benefitted relative performance. Some of the Fund’s outperformance in these sectors was offset, however, by underperformance in industrials, information technology, consumer discretionary and real estate resulting from stock selection.

The Fund outperformed by the widest margin in health care due primarily to stock selection. Exelixis Inc. is a cancer focused biotechnology company that contributed to results as they reported successful early stage trials in a treatment for renal cell carcinoma during the first quarter.

Stock selection in exploration and production companies and an overweight allocation to energy were contributors to Fund performance versus the index as well. Notable contributors included, Laredo Petroleum Holdings Inc., Parsley Energy Inc., and Energen Corp., exploration and production companies focusing on the Permian Basin in West Texas, one of the most profitable oil and gas regions in the U.S. Land based oilfield driller Patterson-UTI Energy Inc. (“Patterson”) led performance within the sector. Patterson’s price rose after the Organization of the Petroleum Exporting Countries announcement to cut production in November and oil pricing improved.

In contrast, the Fund trailed the index by the widest margin in industrials. Pitney Bowes Inc. is a postage services and developing digital commerce business. The stock declined during the year due to margin pressures from a restructuring of the business.

Stock selection in information technology detracted from relative performance. Supply chain management software provider Manhattan Associates Inc. primarily sells its software to retailers. The stock detracted due to investor concerns about disappointing retail sales data. The Fund still owns the stock, but trimmed its position.

The Fund also underperformed the index in the real estate sector. CoreCivic Inc., a prison real estate investment trusts, was a notable detractor from relative performance. The company was hurt in August after the Department of Justice announced that Bureau of Prisons would end its use of private prisons. The stock was sold during the year. The Fund’s intentional underweight to real estate also detracted from relative results.

Throughout 2016, we moderated our pro-cyclical bias into a more balanced approach between secular growth businesses and “all-weather" businesses. As the business cycle continues to evolve, we will move thoughtfully and glacially along with it. Regardless of our macro views, we will continue to place the Fund’s investments only in select businesses where we have a thorough understanding, and in which our independent assessment leads us to believe they are growing faster and with higher quality of earnings than their peers.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/JPMorgan MidCap Growth Fund J.P. Morgan Investment Management, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/JPMorgan MidCap Growth Fund (Class A)

Composition as of December 31, 2016:
Information Technology	26.3%
Consumer Discretionary	18.5
Industrials	17.6
Health Care	14.4
Financials	9.3
Consumer Staples	2.9
Materials	2.6
Energy	2.3
Real Estate	1.4
Short Term Investments	4.7
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	0.52%
5 Year	13.71
10 Year	6.78
Class B Shares
1 Year	0.71%
5 Year	13.93
10 Year	6.90

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on December 3, 2007.

For the year ended December 31, 2016, JNL/JPMorgan MidCap Growth Fund underperformed its primary benchmark by posting a return of 0.52% for Class A shares compared to 7.33% for the Russell Midcap Growth Index.

Stock selection within health care and information technology were the main detractors from results. Stock selection in financials and producer durables were the primary contributors. Overweight positions in Acadia Healthcare Co. Inc. (“Acadia Healthcare”) and Illumina Inc. were the top detractors from performance, while overweight positions in East West Bancorp Inc. and Southwest Airlines Co. were the top contributors.

2016 was a challenging year for the strategy given that our focus on companies with higher growth characteristics was significantly out of favor throughout the year. A major portion of the underperformance occurred during the first half of the first quarter when the market became fearful of a recession and stocks with defensive characteristics were rewarded. Meanwhile, a historic sell off in stocks with higher growth characteristics resulted in a meaningful headwind for our style of investing. For the full year, stock selection in health care and information technology were the largest detractors, while stock selection within the materials and processing and the Fund’s overweight to technology contributed. Overweight positions in Acadia Healthcare and Norwegian Cruise Line Holdings Ltd. were top detractors from performance, while overweight positions in Waste Connections Inc. and Concho Resources Inc. were the top contributors during the year.

We continue to see a lot of disruption and secular growth in a variety of industries, and the Fund maintains significant exposure to companies that are gaining or creating market share. Cyclical exposure has been trending down for years as the economic cycle has progressed. As cyclical exposure has come down, our weighting to stocks that offer steady growth has trended higher. Within cyclicals, we continue to favor commercial and residential real estate, and infrastructure. We are increasingly positive on financials and reduced the Fund’s underweight notably throughout the year. Information technology remains the largest overweight in the Fund, followed by energy. Consumer staples and consumer discretionary are the largest underweights.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Government & Quality Bond Fund J.P. Morgan Investment Management, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)

Composition as of December 31, 2016:
U.S. Government Agency MBS	52.7%
Government Securities	35.7
Non-U.S. Government Agency ABS	4.3
Financials	2.1
Energy	1.0
Health Care	0.4
Industrials	0.4
Consumer Staples	0.3
Consumer Discretionary	0.3
Utilities	0.3
Real Estate	0.2
Information Technology	0.1
Telecommunication Services	0.1
Short Term Investments	2.1
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	1.45%
5 Year	1.44
10 Year	4.06
Class B Shares
1 Year	1.62%
5 Year	1.63
10 Year	4.26

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on April 30, 2007.

For the year ended December 31, 2016, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed its primary benchmark by posting a return of 1.45% for Class A shares compared to 1.05% for the Bloomberg Barclays U.S. Government Bond Index.

Global markets started the year with a bearish tone as slow global growth and recessionary concerns weighed on investors. By the end of the year, sentiment reversed course, as investors reacted positively to the U.S. presidential election results. Year over year, equity markets finished higher, credit spreads tightened and U.S. Treasury yields rose. The spread between the two- and 10-year Treasuries finished the year at 1.25%, up 4 basis points (“bps”) from the end of 2015. Within Treasuries, the 30-year bellwether was the best performer, posting 0.88% during the year. The Fund’s duration and yield curve positioning was a net positive for performance, as the Fund ended the year overweight in the 5-10 year bucket, underweight in the 20-plus year bucket, and held a slightly shorter duration posture versus the index.

The Fund’s underweight in Treasury debt was positive, as most spread sectors outperformed duration neutral Treasuries during the year, except for mortgage-backed securities (“MBS”). The Fund’s allocation to agency mortgages was a detractor as the sector was the worst performer during the year. Within securitized credit, the Fund’s allocation in commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) contributed. Lastly, the Fund’s allocation to corporates was a contributor to returns, as the sector was the best performer, outpacing duration neutral Treasuries by 493 bps.

The Fund’s underweight to Treasury debt and overweights to corporates, ABS and CMBS contributed to performance over the year. The Fund’s main detractor occurred within agency mortgages. In addition, the Fund’s shorter duration posture was a positive, while the Fund’s yield curve positioning was a slight detractor from performance.

Sector weightings for the Fund remained fairly in line with their positioning at the end of 2015. The largest sector weightings occurred with mortgages and Treasuries. The Fund increased its allocation to agency MBS from 43% to 53%, while decreasing its allocation to Treasuries from 31% to 25%.

At year end, 53% of the Fund was invested in agency mortgages. Approximately 25% of the Fund was invested in Treasury securities. The Fund had approximately 2% in money markets. The remainder of the Fund was invested in ABS, CMBS and agency debt securities and credit.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Lazard Emerging Markets Fund Lazard Asset Management LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Lazard Emerging Markets Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	30.1%
Information Technology	23.1
Telecommunication Services	10.9
Energy	8.6
Consumer Discretionary	8.1
Consumer Staples	6.1
Industrials	5.6
Materials	2.8
Health Care	0.7
Short Term Investments	4.0
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	19.28%
5 Year	2.12
10 Year	2.33
Class B Shares
1 Year	19.50%
5 Year	2.33
10 Year	2.54

For the year ended December 31, 2016, JNL/Lazard Emerging Markets Fund outperformed its benchmark by posting a return of 19.28% for Class A shares compared to 11.19% for the MSCI Emerging Markets Index.

By sector, materials and energy stocks recorded strong returns, outperforming the benchmark. In contrast, consumer discretionary, consumer staples, health care, and real estate performed particularly poorly and underperformed the index.

During the year, shares of Sberbank of Russia-ADR, a Russian bank, rose on the back of continued strong operating performance and after management provided upbeat guidance for 2017. With improving loan growth and increased deposits, management has projected return on equity in the high teens. Banco do Brasil SA, a Brazilian bank, benefited from an improving return outlook with rising margins and healthier capital ratios. Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC), a Taiwanese semiconductor manufacturer, benefited from positive trends in the semiconductor industry as well as from reports of stronger than expected iPhone sales. PT Telekomunikasi Indonesia, Tbk, an Indonesian telecom services company, experienced strong growth in data usage leading to improving average revenue per user. Shares of Samsung Electronics Co. Ltd., a Korean manufacturer of electronic goods, rose amid expectations of a strong launch for the Galaxy Note 7 and a memory and display divisions turnaround. Stock selection within financials, industrials and consumer discretionary and within China, Korea and Russia helped performance. A higher than benchmark exposure to Russia and Brazil, and a lower than benchmark exposure to China added value.

In contrast, shares of Baidu Inc., a Chinese search engine, declined after management guided down expectations for the quarter amid continued weakness in the medical vertical post the government clampdown. Shares of PLDT Inc., a Philippine telecommunication services company, fell due to expectations for further weakness as the company pursues its three year turnaround strategy. Bharat Heavy Electricals Ltd., an Indian manufacturer of power plant equipment, posted poor earnings for the third quarter of fiscal year 2016 on the back of increased competition. Shares of Hanwha Life Insurance Co. Ltd., a Korean insurance company, fell on expectations for a continued environment of low interest rates in Korea. Shares of CIB, an Egyptian bank, fell as Egyptian stocks and the Egyptian Pound sold off on the back of macroeconomic concerns.

After several years of lagging other asset classes, emerging markets equities delivered strong calendar year outperformance. This has rewarded patient, long term emerging markets investors, but we are looking for evidence that the economic fundamentals are justifying these gains. We expect commodity prices and the U.S. Dollar to remain stable and be fairly range-bound as the U.S. Federal Reserve remains patient with future rate increases given the outlook for low to moderate global growth and slower growth in China.
We emphasize that times of higher market volatility, while often trying for individual investors, can be opportunities for skilled active management. Our fundamental approach and Fund construction processes are consistent across all market environments. We continue to seek out companies with strong cash flows that we believe can withstand lower economic growth. Even after continued outperformance, emerging markets equities remain inexpensive compared to other global equities and profits have been resilient. Unless the world has a significant recession, in our view, emerging markets are attractively priced.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Emerging Markets Index Fund

Composition as of December 31, 2016:
Financials	23.6%
Information Technology	22.4
Consumer Discretionary	9.9
Energy	8.0
Consumer Staples	7.0
Materials	6.7
Telecommunication Services	5.7
Industrials	5.5
Utilities	2.8
Real Estate	2.4
Health Care	2.3
Rights	-
Short Term Investments	3.7
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Emerging Markets Index Fund underperformed its benchmark by posting a return of 10.09% for Class A shares compared to 11.19% for the MSCI Emerging Markets Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund seeks to match the performance and overall characteristics of the MSCI Emerging Markets Index in a risk controlled and cost effective manner. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the MSCI Emerging Markets Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Samsung Electronics Co., Ltd. (38.8%) and Taiwan Semiconductor Manufacturing Co., Ltd. (29.4%) contributed 1.2% and 1.1%, respectively, to the Fund’s return while China Life Insurance Co. Ltd. Class H (-19.4%) and Baidu, Inc. Sponsored ADR Class A (-13.0%) both detracted -0.2%, from the Fund’s return. Information technology (16.8%) and financials (13.4%) contributed 3.6% and 2.9%, respectively, to the Fund’s return while health care (-8.6%) and industrials (-1.5%) detracted -0.3% and -0.1%, respectively, from the Fund’s return. Brazil (66.3%), Taiwan (18.5%) and Russia (60%) contributed 3.7%, 2.3% and 1.6%, respectively, to the Fund’s return while China (0.7%), India (-1.5%) and Mexico (-9.2%) detracted -0.6%, -0.3% and -0.3%, respectively, from the Fund’s return.

JNL/Mellon Capital European 30 Fund

Composition as of December 31, 2016:
Industrials	29.5%
Utilities	22.6
Consumer Discretionary	15.6
Financials	6.3
Telecommunication Services	6.1
Energy	5.1
Materials	4.8
Information Technology	4.3
Health Care	2.9
Consumer Staples	2.8
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital European 30 Fund underperformed its benchmark by posting a return of -1.84% for Class A shares compared to -0.40% for the MSCI Europe Index.

The investment objective of the Fund is to provide capital appreciation. The Fund is a buy and hold strategy which seeks to achieve its objective by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index. The 30 companies are selected annually on the stock selection date, which was in January 2016.

Largest contributors to and detractors from the Fund’s performance: Lundin Petroleum AB (68.1%) and Fresnillo PLC (44.6%) contributed 2.2% and 1.7%, respectively, to the Fund’s return while easyJet plc (-51.7%) and Marks and Spencer Group plc (-32.5%) detracted -1.7% and -0.9%, respectively, from the Fund’s return. Energy (30.4%) and materials (45.4%) contributed 2.1% and 1.7%, respectively, to the Fund’s return while financials (-6.7%), and consumer discretionary (-8.7%) detracted -2.5% and -1.4%, respectively, from the Fund’s return. Sweden (32.4%) and the Netherlands (17.4%) contributed 2.4% and 0.9%, respectively, to the Fund’s return while the UK (-11.2%) and Switzerland (-10.8%) detracted -3.1% and -1.6%, respectively, from the Fund’s return.

JNL/Mellon Capital Pacific Rim 30 Fund

Composition as of December 31, 2016:
Financials	32.9%
Consumer Discretionary	17.5
Materials	11.5
Industrials	9.1
Energy	7.8
Real Estate	3.9
Utilities	3.7
Consumer Staples	3.6
Information Technology	3.2
Telecommunication Services	3.2
International Equity	3.6
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Pacific Rim 30 Fund outperformed its benchmark by posting a return of 9.60% for Class A shares compared to 4.18% for the MSCI Pacific Index.

The investment objective of the Fund is to provide capital appreciation. The Fund is a buy and hold strategy which seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index. The 30 companies are selected annually on the stock selection date, which was in January 2016.

Largest contributors to and detractors from the Fund’s performance: Idemitsu Kosan Co., Ltd. (65.5%) and Fletcher Building Limited (46.9%) contributed 2.2% and 2.0%, respectively to the Fund’s return while Bank of Yokohama, Ltd. (-24.2%) and Mizuho Financial Group, Inc. (-11.1%) detracted -1.0% and -0.5%, respectively, from the Fund’s return. Materials (31.2%), energy (39.4%) and real estate services (35.4%) contributed 4.0%, 2.5% and 1.5%, respectively, to the Fund’s return while consumer discretionary (-2.8%) and industrials (-1.5%) detracted -0.7% and -0.2% from the Fund’s return. Australia (11.9%) and New Zealand (32.6%) contributed 3.3% and 2.9%, respectively, to the Fund’s return.

JNL/Mellon Capital S&P 500 Index Fund

Composition as of December 31, 2016:
Information Technology	20.1%
Financials	14.5
Health Care	13.1
Consumer Discretionary	11.7
Industrials	9.9
Consumer Staples	9.0
Energy	7.3
Utilities	3.0
Materials	2.7
Real Estate	2.6
Telecommunication Services	2.6
Short Term Investments	3.5
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital S&P 500 Index Fund underperformed its benchmark by posting a return of 11.37% for Class A shares compared to 11.96% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the S&P 500 Index to provide long term capital growth and its investment objective is to match the performance of the index. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the S&P 500 Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from Fund performance: JPMorgan Chase & Co. (30.7%) and Exxon Mobil Corporation (15.8%) both contributed 0.4%, to the Fund’s return while Allergan plc (-32.8%) and Gilead Sciences, Inc. (-29.2%) detracted -0.3% and -0.2%, respectively, from the Fund’s return. Information technology (13.9%) and financials (21.7%) contributed 2.8% and 2.6%, respectively to the Fund’s return while health care (-2.4%) detracted -0.5% from the Fund’s return.

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P 400 MidCap Index Fund

Composition as of December 31, 2016:
Information Technology	16.8%
Financials	16.3
Industrials	14.2
Consumer Discretionary	10.8
Real Estate	9.9
Health Care	7.2
Materials	7.0
Utilities	5.1
Consumer Staples	4.1
Energy	3.8
Short Term Investments	0.5
Telecommunication Services	0.2
Short Term Investments	4.1
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital S&P 400 MidCap Index Fund underperformed its benchmark by posting a return of 20.12% for Class A shares compared to 20.74% for the S&P MidCap 400 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the S&P MidCap 400 Index to provide long term capital growth by investing in equity securities of medium capitalization weighted domestic corporations and its investment objective is to match the performance of the index. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the S&P 400 MidCap Index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s return: Advanced Micro Devices, Inc. (295.1%), Steel Dynamics, Inc. (99.1%) and IDEXX Laboratories, Inc. (60.8%) contributed 0.4%, 0.4%, 0.3%, respectively to the Fund’s return while Jones Lang LaSalle Incorporated (-36.8%), Alaska Air Group, Inc. (-18.6%) and SunEdison, Inc. (-91.6%) detracted -0.3%, -0.1% and -0.1%, respectively, from the Fund’s return. Industrials (28.8%) and financials (25.3%) contributed 4.3% and 3.7%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital Small Cap Index Fund

Composition as of December 31, 2016:
Industrials	17.1%
Financials	17.0
Information Technology	14.0
Consumer Discretionary	13.1
Health Care	10.6
Materials	5.9
Real Estate	5.6
Energy	3.3
Consumer Staples	2.7
Utilities	2.3
Telecommunication Services	1.2
Rights	-
Other Equity Interests	-
Short Term Investments	7.2
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Small Cap Index Fund underperformed its benchmark by posting a return of 25.87% for Class A shares compared to 26.56% for the S&P SmallCap 600 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the S&P SmallCap 600 Index to provide long term capital growth of capital by investing in equity securities of small to mid size domestic companies and its investment objective is to match the performance of the index. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the S&P SmallCap 600 Index weightings, while minimizing transaction costs.

Largest contributors to and detractors from the Fund’s performance: Chemours Co. (460.7%) and U.S. Silica Holdings, Inc. (202.6%) contributed 0.6% and 0.4% respectively, to the Fund’s return while Impax Laboratories, Inc. (-69.0%) and Acorda Therapeutics, Inc. (-56.1%) detracted -0.4% and -0.2%, respectively, from the Fund’s return. Industrials (30.3%) and information technology (33.6%) contributed 5.6% and 5.5%, respectively, to the Fund’s return while health care (2.2%), detracted -0.2% from the Fund’s return.

JNL/Mellon Capital International Index Fund

Composition as of December 31, 2016:
Financials	20.6%
Industrials	13.1
Consumer Discretionary	12.5
Consumer Staples	10.8
Health Care	10.3
Materials	7.7
Information Technology	5.3
Energy	5.2
Telecommunication Services	4.3
Real Estate	3.5
Utilities	3.4
Rights	-
Other Equity Interests	-
Short Term Investments	3.3
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital International Index Fund underperformed its benchmark by posting a return of 0.80% for Class A shares compared to 1.00% for the MSCI EAFE Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed to mirror the MSCI EAFE Index to provide long term capital growth by investing in international equity securities and attempting to match the characteristics of each country within the index. The Fund’s investment objective is to match the performance of the index. Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the MSCI EAFE Index weightings, while minimizing transactions costs. The Fund uses derivatives, such as futures and foreign forward currency contracts, as a substitute to investing in the underlying physical securities.  This allows the Fund to hold U.S. Dollar balances to facilitate contributions and withdrawals as well as to allow non cash holdings, such as dividend accruals, to obtain equity returns.  The derivatives used help the Fund track its underlying benchmark.

Largest contributors and detractors from the Fund’s performance: Royal Dutch Shell Plc Class B (27.9%) and Royal Dutch Shell Plc Class A (23.2%) both contributed 0.3%, to the Fund’s return while Novo Nordisk A/S Class B (-37.9%), Roche Holding Ltd Genusssch. (-17.1%) and Novartis AG (-15.9%) detracted -0.3%, -0.2% and -0.2%, respectively, from the Fund’s return. Materials (24.3%) and energy (26.2%) contributed 1.6% and 1.3%, respectively, to the Fund’s return while health care (-11.8%), financials (-1.7%) and telecommunication services (-7.5%) detracted -1.4%, -0.8% and -0.4%, respectively from the Fund’s return. Australia (11.4%) and Netherlands (13.4%) contributed 0.8% and 0.7%, respectively, to the Fund’s return while the UK (-3.9%), Italy (-13.4%) and Denmark (-15.7%) detracted -0.6%, -0.3% and -0.3%, respectively, from the Fund’s return.

JNL/Mellon Capital Bond Index Fund

Composition as of December 31, 2016:
Government Securities	40.4%
U.S. Government Agency MBS	27.1
Financials	8.0
Energy	2.8
Health Care	2.5
Consumer Discretionary	2.1
Information Technology	2.0
Utilities	1.7
Consumer Staples	1.5
Non-U.S. Government Agency ABS	1.5
Industrials	1.4
Telecommunication Services	1.2
Materials	0.8
Real Estate	0.7
Short Term Investments	6.3
Net Long (Short) Investments	100.0%

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

For the year ended December 31, 2016, JNL/Mellon Capital Bond Index Fund underperformed its benchmark by posting a return of 1.92% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is constructed utilizing a combination of stratified sampling, characteristics matching and replication in order to match the key performance driving characteristics of the benchmark.

The U.S. bond market had a strong year despite the late selloff as higher U.S. yields and safe haven flows kept demand high for much of the year. Yields began to creep higher in August amid expectations for less accommodative monetary policy, and after higher growth and inflation expectations began to be priced in. Yields then accelerated higher after the U.S. presidential election as President-elect Trump’s proposed policies were expected to be inflationary. The yield on the 10-year U.S. Treasury note rose 85 basis points (“bps”) during the fourth quarter, and 18 bps for the year, to close at 2.45%.

After a soft patch that lasted for three quarters, the U.S. economy finally bounced back in the third quarter of 2016 with a solid 3.5% annualized growth rate. U.S. headline inflation picked up noticeably and now stands at 2.1% year over year (December 2016 over December 2015), while core consumer price index inflation moderated slightly to 2.1%. The U.S. Federal Reserve (“Fed”) raised its target interest rate by 25 bps during December in a widely anticipated move. The Fed projects two to three more rate hikes in 2017.

On a total return basis all market segments were positive. Long maturities from the Bloomberg Barclays Aggregate Bond Index outperformed, rising 6.67% (10+ years), followed by the 7-10 year maturity bucket, which returned 2.37%. The corporate sector rose 6.11% on a total return basis, with long corporates gaining 10.97%. On a relative basis excess returns were 1.38% higher than duration neutral Treasuries. Corporate spreads narrowed considerably, as the corporate sector outperformed duration-neutral Treasuries by 4.93%. While most sectors had positive excess returns, mortgage-backed securities delivered -0.11% versus duration neutral Treasuries.

JNL/Mellon Capital Utilities Sector Fund

Composition as of December 31, 2016:
Utilities	99.8%
Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2016, JNL/Mellon Capital Utilities Sector underperformed its benchmark by posting a return of 16.81% for Class A shares compared to 17.67% for the MSCI USA IMI Utilities Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the utilities sector of the U.S. equity market. The Fund invested under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.  Because the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: NextEra Energy, Inc. (15.0%) and Exelon Corporation (27.8%) both contributed 1.3% to the Fund’s return while Calpine Corporation (-21.0%) and Dynegy Inc. (-36.9%) both detracted -0.1% from the Fund’s return.

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital Emerging Markets Index Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	10.09%
5 Year	0.24
Since Inception	-1.57
(Inception date August 29, 2011)
Class B Shares
1 Year	10.25%
5 Year	0.42
Since Inception	-1.40
(Inception date August 29, 2011)

JNL/Mellon Capital European 30 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	-1.84%
5 Year	5.70
Since Inception	5.20
(Inception date October 06, 2008)
Class B Shares
1 Year	-1.60%
5 Year	5.90
Since Inception	5.41
(Inception date October 06, 2008)

JNL/Mellon Capital Pacific Rim 30 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	9.60%
5 Year	8.43
Since Inception	8.64
(Inception date October 06, 2008)
Class B Shares
1 Year	9.82%
5 Year	8.66
Since Inception	8.86
(Inception date October 06, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital S&P 500 Index Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Average Annual Total Returns*
Class A Shares
1 Year	11.37%
5 Year	14.04
10 Year	6.32
Class B Shares
1 Year	11.56%
5 Year	14.21
10 Year	6.51

JNL/Mellon Capital S&P 400 MidCap Index Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	20.12%
5 Year	14.77
10 Year	8.54
Class B Shares
1 Year	20.34%
5 Year	14.93
10 Year	8.73

JNL/Mellon Capital Small Cap Index Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	25.87%
5 Year	15.06
10 Year	7.06
Class B Shares
1 Year	26.13%
5 Year	15.28
10 Year	7.27

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Mellon Capital International Index Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	0.80%
5 Year	6.06
10 Year	0.24
Class B Shares
1 Year	0.94%
5 Year	6.25
10 Year	0.43

JNL/Mellon Capital Bond Index Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	1.92%
5 Year	1.62
10 Year	3.67
Class B Shares
1 Year	2.10%
5 Year	1.81
10 Year	3.88

JNL/Mellon Capital Utilities Sector Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	16.81%
Since Inception	8.27
(Inception date April 29, 2013)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Morgan Stanley Mid Cap Growth Fund Morgan Stanley Investment Management Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Morgan Stanley Mid Cap Growth Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Information Technology	30.5%
Health Care	20.6
Consumer Discretionary	19.7
Industrials	10.2
Financials	9.3
Materials	1.9
Short Term Investments	7.8
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	-8.01%
Since Inception	3.18
(Inception date April 30, 2012)
Class B Shares
1 Year	-7.79%
Since Inception	3.39
(Inception date April 30, 2012)

For the year ended December 31, 2016, JNL/Morgan Stanley Mid Cap Growth Fund underperformed its benchmark by posting a return of -8.01% for Class A shares compared to 7.33% for the Russell Midcap Growth Index.

The Fund’s relative performance was hampered by stock selection in information technology (“IT”), although an overweight to the sector contributed a marginal gain. IT’s leading detractor was Twitter Inc. (“Twitter”). Shares of the global communications platform languished over the fourth quarter as speculation regarding a potential acquisition of the company by a strategic buyer, which had buoyed the shares in preceding months, subsided. In addition, the announcement that the company’s chief operating officer is leaving the company also weighed on investor sentiment. While the company’s execution has been mixed, we continue to believe Twitter is a valuable asset as the reach of its global platform is far greater than its registered user base, and accordingly the company has a sizeable opportunity to monetize user engagement via various advertising solutions.

Stock selection and an overweight allocation in health care were also detrimental to relative results. Illumina Inc. (“Illumina”) was the largest detractor in the sector and the overall Fund for the year. The genetic testing and analysis company continued to address the execution issues in Europe which had plagued results earlier this year, by appointing a new head of sales and regional general manager. Then, in October, shares declined sharply when the company preannounced weaker than expected quarterly results, and lowered its financial outlook for the year due to changing purchase patterns for its higher end sequencing systems. We are monitoring the situation but continue to believe that longer term demand should remain solid due to the value of the research Illumina’s technology enables. Illumina’s tools facilitate a greater understanding as to how genetic variations shape health, impact diseases, and affect patient responses to medications.

A lack of exposure to real estate and stock selection in materials each contributed a small relative gain. In terms of individual holdings, Zillow Group Inc. (“Zillow”) was the Fund’s largest positive contributor to relative performance. Shares of the company, which operates a home and real estate online marketplace, advanced on stronger than expected results and a healthy outlook. We are attracted to Zillow as it is a market leader in the under penetrated online real estate market. The company has built a residential real estate database with offline records that are hard to access and combined it with a consumer friendly interface, and its information creates more transparency in the home buying process.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL Multi-Manager Alternative Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	13.8%
Consumer Discretionary	13.7
Information Technology	10.2
Government Securities	8.1
Energy	6.9
Health Care	6.7
Materials	5.9
Industrials	5.7
Telecommunication Services	3.1
Consumer Staples	2.7
Real Estate	1.2
Non-U.S. Government Agency ABS	0.5
Utilities	0.3
U.S. Government Agency MBS	0.1
Warrants	0.0
Other Equity Interests	0.0
Investment Companies	(0.4)
Short Term Investments	21.5
Net Long (Short) Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	1.60%
Since Inception	-1.66
(Inception date April 27, 2015)

The JNL Multi-Manager Alternative Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

For the period January 1, 2016 to December 31, 2016, JNL Multi-Manager Alternative Fund underperformed its benchmark by posting a return of 1.60% for Class A shares compared to 2.29% for the Wilshire Liquid Alternative Index.

The Fund underperformed its benchmark owing to a combination of sector allocation and mixed underlying manager results. An overweight allocation to event driven strategies, mainly owing to underperformance from the Babson Capital event driven and merger arbitrage strategy (-2.32%) before its exit from the Fund on April 25, 2016, was a notable detractor. An underweight to relative value strategies also hurt, as that was the best performing area of the Wilshire Liquid Alternative Index. In addition, an overweight stake in the equity hedged sector suffered from weak performances from the Lazard global equity long/short strategy (-2.76%) and Invesco U.S. equity long/short strategy (1.69%).

On the plus side, performance within the global macro sector of the benchmark was excellent as the Fund had no exposure to suffering managed futures strategies and the Western Asset global macro strategy (5.10%) far outperformed the sector. Other strong underlying manager performances came from FPA contrarian value equity long/short strategy (9.10%) in the equity hedged space and BlueBay global unconstrained high yield strategy (6.00%), which benefitted from a strong high yield bond market in 2016.

For the period January 1 to March 2, 2016, a portion of the Fund’s allocation to the event driven and merger arbitrage strategy was managed by Visium Asset Management, LP (“Visium”). During the period, Visium invested in equity and fixed income securities of primarily North American companies.  During this period, the Fund’s allocation to the strategy never exceeded 8%. Effective March 2, 2016, the Fund’s allocation to the merger arbitrage and event driven strategy was transitioned to Westchester Capital Management, LLC.

Babson Capital Management, LLC (“Babson Capital”)

For the period January 1 to April 25, 2016, a portion of the Fund’s allocation to the event driven and merger arbitrage strategy was managed by Babson Capital. The strategy was negatively impacted by volatility in the small cap equity and high yield bond and loan markets. The strategy underperformed the Russell 2000 Index for the period.

A major driver of performance in the period was the strategy’s high cash position as securities were sold in anticipation of the Sub-Adviser’s exit. The Russell 2000 Index rallied off February 2016 lows after the strategy had begun selling many positions. Sector selection also negatively impacted performance during the period. Four of the bottom performing securities were equities in the materials sector. Materials underperformed the broader index during the first two months of the period. The strategy benefited during the period from several individual equity and credit positons in a variety of industries including waste services, health care and retail. While exposure to energy was limited, the strategy’s exposure to the industrial and materials sectors was a drag on performance. Oil and gas prices continued their decline, concerns about a global economic slowdown gained momentum, and the U.S. Dollar remained strong, all of which impacted industrial and materials companies in the U.S.

BlueBay Asset Management LLP (“BlueBay”)

For the Fund’s allocation to the relative value strategy, BlueBay invests in global investment grade fixed income securities. At December 31, 2016, the Fund’s allocation to this strategy was 13.2%.

Despite an inauspicious start, 2016 proved to be a stellar year for leveraged finance markets on both sides of the Atlantic. The events that dictated the initial downward momentum during the first six weeks of the year (oil, China, corporate fundamentals) were kept in check and ultimately boosted by accommodative central bank action across the globe. The resultant rally and search for yield in an otherwise depleted fixed income market

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

place generated full year returns in double digits for high yield indices both in the U.S. and Europe. While the rally was broad based and indiscriminate for periods of the year, the clear out performance from a sectoral perspective came from energy and basic industry as demand supply balances were addressed and balance sheets rationalised and repaired. As noted, central bank policy was key throughout the year – providing respite in the U.S. and direct support through asset purchase in Europe during the early part which gave way to concerns over tapering and the pace of interest rate hikes towards the latter. Although posting robust returns, a more cautious approach to the resources sector, a reluctance to chase the beta rally and overweight position in loans meant the strategy lagged its benchmarks for the full year.

Credit default swaps, equity options and futures were utilized at various points in the year to express market directional views with the latter being used to hedge against rising interest expectations. The use of equity index options added approximately 25 bps to performance. The other strategies did not materially impact performance over the course of the year.

First Pacific Advisors, LLC (“First Pacific”)

For the Fund’s allocation to the contrarian value equity long/short strategy, First Pacific invests in common and preferred stocks, convertible securities and corporate, high yield and government debt. At December 31, 2016 the Fund’s allocation to this strategy was 15.0%.

The five largest contributors for the sleeve during the year were Bank of America Corp., Aon Plc, CIT Group Inc., Leucadia National Corp., and Consol Energy Inc. bonds (various issues). The five largest detractors from the strategy were a Naspers Ltd. /Tencent Holdings Ltd. pair trade, Arconic Inc., LPL Financial Holdings Inc., Legg Mason Inc., and Interpublic Group of Companies, Inc.

Of note, the top four contributors were from financials and collectively were responsible for almost one-third of the strategy’s gross performance during the year. The tale of our fluctuating financial exposure is emblematic of our approach to investing: buy good businesses when others don’t want to own them and avoid them when they’re popular. Owning the unloved can be trying at times as these companies may be suffering from general economic weakness, industry malaise or internal missteps. Because we lack any ability to discern the bottom in a company’s earnings or stock price, our initial purchases are generally early. The stock prices of these four companies traded down significantly in early 2016, but we don’t let our judgment become unduly influenced by stock price, preferring to focus instead on fundamentals.

Invesco Advisers, Inc. (“Invesco”)

For the Fund’s allocation to the U.S. equity long/short strategy, Invesco invests in U.S. stocks. At December 31, 2016, the Fund’s allocation to this strategy was 16.7%.

The strategy outperformed its cash benchmark and most market neutral equity peer universes. 2016 commenced with a bearish tone but subsequently rebounded in quarter one and finished the year strong. It was a challenging year to harvest returns given the U.S. Federal Reserve’s slower than anticipated approach to higher interest rates, and surprising political outcomes both domestically and globally.

Invesco builds a market neutral Fund of U.S. large and mid cap stocks that is U.S. Dollar, beta, and sector/industry neutral. The Fund generates return and manages risk by pairing long and short positions within their respective industries. In aggregate, the strategy return is positive when the long holdings perform better than the shorts, regardless of the direction of the market. In 2016 the Fund produced positive returns in 8 of 11 equity sectors. Most notable was the spread (long versus short) in industrials, materials, consumer discretionary and financials. Commensurate with the rebound in commodity prices after a dismal 2015, the long holdings in industrials and materials delivered stronger returns than the shorts. The long holdings in consumer discretionary outpaced the shorts given an improving U.S. economic outlook. Lastly, in the second half, the long holdings in financials outperformed the shorts given the increasing prospect of higher interest rates.

The spread was negative in energy and health care as the short holdings performed better than the longs. The rebound in energy prices led to a low quality rally as stocks that performed poorly in 2015 became winners in 2016, without regard to their fundamentals. Long health care holdings retreated in quarter one after strong returns in 2015, due to the threat of increased regulation given exorbitant drug pricing. Subsequently during mid year, the strategy’s short health care holdings negatively impacted return as prices increased due to mergers and acquisitions (“M&A”) activity and investor short covering to reduce Fund risk.

Since its inception, the Fund has delivered equity like returns with lower total risk, yielding an attractive return/risk tradeoff. The strategy should continue to be complementary to the Fund’s allocation given its low beta and equity risk characteristics even in an uncertain political and interest rate environment.

Lazard Asset Management, LLC (“Lazard”)

Lazard manages two separate strategies for the Fund: the global equity long/short strategy and the relative value strategy.

For the Fund’s allocation to the relative value strategy, Lazard invests in preferred securities, equity and debt convertible securities, with the objective of current income, long term capital appreciation. At December 31, 2016, the Fund’s allocation to this strategy was 12.1%.

Company specific events, uncorrelated with macro forces, allowed for idiosyncratic value capture throughout 2016, positively contributing to returns. In addition, the strategy’s long bias in selected sectors, including materials, transports and commodities, also benefited returns. Lastly, with the exception of the first quarter, a broad based improvement in credit spread tightening positively contributed to returns in 2016. Despite near record low levels on the CBOE Volatility Index, there were opportunities to trade volatility, particularly in the first quarter. Interest rates, which fluctuated widely throughout the year, were a focus and ultimately ended up modestly higher on the year. Generally speaking, the marketplace saw ample liquidity, with strong interest in convertible products from both long only investors and hedge funds. Valuations improved, but in our opinion, still remain compelling on a relative and absolute basis, whether measured by implied spread or yield/premium relationships. Earnings were broadly better than expected, and economic data improved throughout the year at the margin, which supported equity valuations. Lastly, idiosyncratic developments provided ample opportunities in the convertible space to take advantage of price dislocations.

For the Fund’s allocation to the global equity long/short strategy, Lazard invests primarily in world equities, including emerging markets. Equity performance in 2016 was driven by swings between quality and value. Quality names generally outperformed during the first half of the year but underperformed value names in the second half when financials rebounded. At December 31, 2016, the Fund’s allocation to this strategy was 10.1%.

U.S. equities enjoyed another strong year, rallying after the Brexit vote and the U.S. election due to expectations for cyclical reflation and hopes fueled by Trump’s expansionary policies. Throughout the year, the Fund was net short in the U.S., the only region where the strategy generated negative alpha. The best performing region was

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

emerging markets, where the largest positive contributor for the year was the strategy’s long exposure to Brazil (a positioning that we had to start 2016).

From a sector perspective, the top three performers were information technology, materials and industrials while the top three detractors were financials, consumer discretionary and health care. Financials started 2016 in the red due to speculation about rate hikes by the U.S. Federal Reserve, China’s slowdown and weak commodity prices. Health care negatively impacted throughout the year by one-off events (e.g., Clinton’s tweet) and concerns about pricing policies and delayed approvals. Meanwhile, many consumer discretionary stocks were sold off indiscriminately for bond proxies (e.g., utilities, consumer staples). Derivatives did not materially impact performance for the year.

Westchester Capital Management, LLC (“Westchester”)

For the period March 2, 2016 to December 31, 2016 for the Fund’s allocation to the merger arbitrage and event driven strategy, Westchester invested in common stock, preferred stock, corporate debt, derivatives and occasionally warrants of companies involved in various corporate actions. At December 31, 2016, the Fund’s allocation to this strategy was 14.4%.

Dealmakers were initially cautious in 2016, in the wake of Brexit and in anticipation of the U.S. presidential election. But October brought the fifth most active month on record for worldwide deals, and the busiest ever for the U.S. The resulting full year M&A activity was strong, although less so than the past two years.

Several major deals were launched this year, from AT&T Inc.’s $85 billion bid for Time Warner Inc. to the German drugmaker Bayer AG’s $56 billion offer for Monsanto Co. However, the merger completion rate for 2016 was unusually low. In fact, for initially definitive strategic deals, the termination rate in 2016 was 5.5% (vs. roughly 3% historically), a level last touched in 2008.

Given our focus on risk adjusted returns, we avoided most of these deal breaks, participating in only three terminated transactions, which nonetheless impacted performance.

The strategy bounced back in the fourth quarter, posting a 0.51% gain, resulting in a -1.20% return for the period. While macro factors influence the strategy, investment returns are driven primarily by corporate event outcomes. The top contributors included Starwood Hotels and Resorts/Marriott International Inc., SABMiller Plc and Ingram Micro Inc.; while the biggest detractors were West China Cement Ltd., Allergan Plc/Pfizer Inc. and KLA-Tencor Corp. The strategy ended the year with 44 positions.

2017 is shaping up to be a good year for merger arbitrage, due to a more constructive macroeconomic environment, the prospect of corporate tax reform and in particular, to an expected increasing interest rate environment.

We use derivatives to either hedge directional exposure of underlying long positions or arbitrage situations, or to reduce the correlation of an underlying equity position. Derivatives slightly contributed to Fund performance during the year.

Western Asset Management Company (“Western Asset”)

For the Fund’s allocation to the global macro strategy, Western Asset invests in fixed income securities. At December 31, 2016, the Fund’s allocation to this strategy was 13.1%.

Investment grade and high yield credit exposure was the largest contributor over the year, mainly as a result of energy, but financials and communications also benefitted performance. Emerging markets debt, mainly exposures to Brazil, but also to Colombia and Russia, were a significant contributor as yields in these countries fell over the year. Overall long duration positioning was a modest detractor as U.S. Treasury rates backed up across the curve, particularly in November with markets anticipating higher U.S. growth and stronger inflation.

The strategy used a number of derivative instruments during the year to implement its strategy positioning. Eurodollar futures, options on Eurodollar and U.S. Federal Reserve Fund futures, futures on U.S., German, Italian, UK, Japanese and Australian Treasuries, options on U.S., German, Japanese and Australian Treasury futures, as well as interest rate swaps, were used to manage duration and yield curve positioning and were negative for performance. Currency forwards, futures and options were utilized to manage currency positioning and contributed to performance. Single name and index credit default swaps and swaptions on credit default swap indices were used to tactically manage high yield, investment grade and emerging markets exposures. They were beneficial for performance during the year.

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

Total Return
Class A Shares
Since Inception	6.70%
(Inception date September 19, 2016)

Composition as of December 31, 2016:
Information Technology	16.4%
Financials	15.6
Industrials	14.0
Health Care	11.5
Consumer Discretionary	9.4
Consumer Staples	6.9
Energy	4.4
Materials	4.0
Utilities	2.6
Real Estate	2.0
Short Term Investments	13.2
Total Investments	100.0%

The JNL Multi-Manager Mid Cap Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the period September 19, 2016 to December 31, 2016, JNL Multi-Manager Mid Cap Fund outperformed its benchmark by posting a return of 6.70% for Class A shares compared to 5.12% for the Russell Mid Cap Index.

For the partial year, from the Fund’s inception in September through the end of December, all three subadvisors outperformed the benchmark. ClearBridge (7.90%) and Sycamore (7.60%) led the way, somewhat reflecting the strength of value oriented stocks over growth across the broader market. Still, the more growth oriented Champlain (5.30%) managed to hold its own versus the core Russell Mid Cap Index benchmark as well.

Champlain Investments Partners, LLC (“Champlain”)

At December 31, 2016, the Fund’s allocation to Champlain was 37.01%.

The strategy benefitted disproportionately from mergers and acquisitions activity and growing investor appetite for stocks that are expected to profit from higher interest rates, while investor bias for cyclical stocks was a drag on performance.

Financials had a positive impact on relative performance as mostly asset sensitive banks outperformed the liability sensitive real estate investment trust and utility sectors. The pending acquisitions of property and casualty insurers Allied World Assurance Co. Holdings Ltd. and Endurance Specialty Holdings Ltd. contributed significantly to the strategy’s performance.

In information technology, software holdings underperformed meaningfully; the combination of pro-cyclical interest in semiconductors, electronics related companies coupled with weak relative stock selection were the culprits. We expect the pro-cyclical bias to prove fleeting while the pressure on the valuations of the strategy’s faster growing cloud based software holdings may persist somewhat longer. We continue to discount cash flows using a pre-financial crisis 10-year yield, and believe the strategies’ software holdings represent attractive and compelling absolute value at today’s interest rate levels.

As always, we remain keenly focused on buying high quality companies that trade at reasonable valuations.

ClearBridge Investments, LLC (“ClearBridge”)

At December 31, 2016, the Fund’s allocation to ClearBridge was 28.69%.

Then President-elect Donald Trump’s pro-growth fiscal policy agenda drove broad gains for U.S. equity markets and was especially supportive of stocks in more cyclically oriented industries that represent key exposures, including financials, industrials and information technology. The renewed embrace of risk sparked a flight out of bonds, which hurt the defensive, income oriented sectors including consumer staples, utilities and real estate. The strategy benefited from being underweight these areas.

The strategy outperformed its benchmark during the period. Regional bank holdings were the most direct beneficiaries of rising interest rates during the period as well as the likelihood of lower regulatory costs and lower taxes under a Trump administration. An interest rate increase by the U.S. Federal Reserve in December and expectations for a slightly more aggressive pace of tightening in the year ahead should continue to underpin the strategy’s financial holdings. Industrials were another source of strength on the potential for increased infrastructure spending and stabilization in the energy industry, a key end market.

We will be closely watching the movement of policy proposals through Congress as we believe they will be major determinants of winners under the new regime. Tax reform is the most far reaching of the President’s proposals with specific impacts based on a company’s level of imports, exports and global footprint.

Victory Sycamore Capital (“Sycamore”)

At December 31, 2016, The Fund’s allocation to Sycamore was 34.30%.

The strategy outperformed the Russell Midcap Value Index for the period. Sector allocation was the prime driver of relative performance; however, stock selection also had a positive impact. Sector allocation is a by product of the bottom-up security selection process and not a result of top-down decision making.

Specifically, an underweight in real estate and utilities as well as an overweight in industrials and information technology contributed to relative performance. Stock selection in consumer staples, industrials and consumer discretionary also added value. Stock selection partially offset some of the positive impact from the underweight in real estate. In addition, an overweight in consumer staples partially offset the effect from selection. Conversely, stock selection in materials, financials and health care detracted from return. An underweight in financials and energy as well as an overweight in health care subtracted from performance. Stock selection in health care helped offset the negative effect from the overweight in the worst performing sector. An overweight in materials was beneficial in offsetting the impact from selection. Cash was also a drag on performance for the period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period..

JNL Multi-Manager Small Cap Growth Fund (Class A)

Composition as of December 31, 2016:
Information Technology	28.5%
Health Care	16.5
Industrials	15.4
Consumer Discretionary	13.5
Financials	5.5
Consumer Staples	3.1
Materials	3.0
Real Estate	1.4
Energy	1.2
Telecommunication Services	0.3
Utilities	-
Rights	-
Short Term Investments	11.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	5.75%
5 Year	9.01
10 Year	6.70
Class B Shares
1 Year	5.95%
5 Year	9.23
10 Year	6.91

Granahan Investment Management, Inc., LMCG Investments, LLC, and Victory Capital Management Inc. assumed portfolio management responsibility on September 28, 2015. Chicago Equity Partners was added as an additional Sub-Adviser on July 11, 2016.

JNL Multi-Manager Small Cap Growth Fund seeks to achieve its investment objective by investing in a variety of small cap growth strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2016, JNL Multi-Manager Small Cap Growth Fund underperformed its benchmark by posting a return of 5.75% for Class A shares compared to 11.32% for the Russell 2000 Growth Index.

Two of the Fund’s four Sub-Advisers outperformed the benchmark during the year, but the magnitude of the underperformance by LMCG (-5.17%) and RS Investments (-4.90%) outweighed those results. Granahan (18.21%) turned in a stellar performance after a difficult start to the year that posted sharp losses during the first quarter. LMCG and RS Investments suffered as well during the first quarter, but weren’t able to recover as much in the face of several political and economic shocks to the market that made it hard on bottom-up stock pickers, especially managers with significant exposure to healthcare stocks.

Chicago Equity Partners, LLC (“Chicago Equity”)

Chicago Equity was added to the JNL Multi-Manager Small Cap Growth Fund on July 11, 2016. At December 31, 2016, the Fund’s allocation to Chicago Equity was 12.1%. Chicago Equity constructs the strategy by investing in equity securities of small-capitalization companies. The small cap growth strategy will ordinarily invest in approximately 150 to 400 stocks. The small cap growth strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

2016 was a year of reversals, with preferences shifting every couple of months. Recession concerns earlier in the year eased as economic data improved and oil prices stabilized. Continued accommodative U.S. Federal Reserve (“Fed”) policy prolonged the low rate environment until later in the year. In the fourth quarter, all eyes were on the election and the Fed. The surprise Trump victory resulted in strong equity markets, with sector performance driven by the perceived winners and losers of Trump’s policy. The Fed behaved as expected in the quarter, finally raising rates 0.25%.

U.S. stocks outperformed other asset classes in 2016. Small cap stocks strongly outpaced their large and mid cap counterparts for the year. The stock selection model improved in second half of 2016, as investors preferred not only cheap stocks, but those with good quality and strong growth expectations. In particular, our bottom ranked stocks, which we do not typically hold in the strategy, performed poorly in the fourth quarter, especially in non-cyclicals and cyclicals. The top ranked stocks outperformed the bottom ranked stocks across sectors, and the strategy has experienced positive excess returns since July 11, 2016. It has been our experience that the market rewards a broad set of fundamental factors more often than not, which is why we stick to our disciplined process at all times.

Granahan Investment Management, Inc. (“Granahan”)

Granahan’s small cap advantage strategy invests in stocks of smaller growth oriented companies ranging from micro cap to mid cap. At December 31, 2016, the Fund’s allocation to Granahan was 21.1%.

Granahan’s strategy had a strong 2016. Granahan is a bottom-up investor and utilizes lifecycle diversification to mitigate risk. For the year, outperformance is attributed to stock selection in information technology (“IT”), health care and consumer staples.

The environment early in the year and post the November election was difficult for stocks of pioneering companies, though the strategy’s pioneer names drove performance in the second and third quarters. Special situation holdings helped to offset volatility. The year’s top performers included pioneers Wix.com Ltd., Impinj Inc. and Demandware,

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

Inc. (IT), plus special situations TASER International, Inc., Modine Manufacturing Co., Hudson Technologies Inc. (producer durables) and SodaStream International Ltd. (consumer staples).

On the negative side, health care holdings were some of the largest detractors, including pioneers Cempra Inc., Acceleron Pharma Inc. and La Jolla Pharmceutical Co. Several core growth companies were relative detractors: The Advisory Board Company and CoStar Group Inc. (producer durables), SPS Commerce, Inc. (IT) and Affiliated Managers Group, Inc. (financials).

The prospect of tax cuts and a friendlier regulatory environment stand to benefit many of our companies.  At the same time, continued economic growth and signs of firming inflation reinforces the Fed plan to gradually raise interest rates.  The strategy continues to balance emerging innovators and companies with unrecognized growth potential, both integral to long term performance.

LMCG Investments, LLC (“LMCG”)

LMCG’s small cap growth strategy invests in common stocks and other equity securities of small cap companies. At December 31, 2016, the Fund’s allocation to LMCG was 16.1%.

Most of the relative underperformance for the year occurred in the first quarter as volatility increased and the market corrected sharply. Our strategy seeks to identify unrecognized growth potential, wherever it exists, across all sectors and industries; in 2016, investors shunned companies with misunderstood/unrecognized aspects, and bid up stocks considered to offer more safety and steady growth, regardless of valuation. Macro and style factors have persisted to be a strong headwind over the past year. We have been in a year where low-beta stocks exhibited high momentum characteristics, a peculiar market phenomenon.

Finally, our performance over the long term is generally a result of stock selection and stock selection detracted from performance in 2016. On a sector basis, relative performance was weakest in IT, industrials and consumer discretionary, and strongest in telecommunication services and utilities. We remain committed to our investment discipline and take confidence from our experience of having weathered previous macro-driven performance drawdowns and rebounded from this year. Our focus remains on unrecognized growth potential and key drivers of growth in each stock across all of our holdings.

Victory RS Investments (“RS Investments”)

RS Investment’s custom growth strategy invests in small and mid capitalization companies. As of December 31, 2016, the Fund’s allocation to RS Investments was 50.7%.

During the year, this strategy underperformed its benchmark index. Performance relative to the benchmark was hindered in particular by stock selection within consumer discretionary, materials and processing, and health care, while stock selection within consumer staples, energy and IT were positive contributors cushioning relative performance.

This strategy benefitted from very strong performance by LogMeIn Inc. (“LogMeIn”). LogMeIn continued to report robust revenue trends for its flagship desktop virtualization and other cloud based businesses. Investors also responded favorably to LogMeIn’s planned merger with Citrix System’s GoTo suite of collaborative communication businesses. This strategy continues to hold LogMeIn due to its long term growth potential.

Investment in RH, formerly Restoration Hardware Holdings, Inc., negatively impacted the strategy’s performance. RH is a high end home furnishings retailer that responded to weakening sales trends in late 2015 with promotional discounting that reduced its profit margins. RH also encountered logistical issues with the launch of a new product line. As a result, the company missed its quarterly earnings target and the stock declined sharply in February. Given the poor execution and to reduce downside risk to the strategy, the position was sold.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL Multi-Manager Small Cap Value Fund (Class A)

Composition as of December 31, 2016:
Financials	28.5%
Industrials	17.3
Consumer Discretionary	10.9
Information Technology	9.8
Health Care	6.1
Real Estate	5.8
Energy	4.7
Utilities	3.8
Materials	3.7
Consumer Staples	2.5
Telecommunication Services	0.3
Short Term Investments	6.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	23.78%
5 Year	12.15
10 Year	6.26
Class B Shares
1 Year	24.02%
5 Year	12.39
10 Year	6.48

Century Capital Management, LLC, Chicago Equity Partners, LLC, Cooke & Bieler L.P. and Cortina Asset Management, LLC assumed portfolio management responsibility on September 28, 2015.

JNL Multi-Manager Small Cap Value Fund seeks to achieve its investment objective by investing in a variety of small cap value strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

For the year ended December 31, 2016, JNL Multi-Manager Small Cap Value Fund underperformed its benchmark by posting a return of 23.78% for Class A shares compared to 31.74% for the Russell 2000 Value Index.

Small-cap value stocks delivered strong absolute returns in 2016, with almost half the gains coming in the fourth quarter after the U.S. presidential election, but all four of the Fund’s Sub-Advisors underperformed its benchmark. Chicago Equity was the best performer in gaining 29.14% during the year, while Century Capital was the poorest in rising only 18.78%. A market environment driven by external political and economic shocks for much of the year was not kind to fundamental stock pickers, despite lower stock correlations and greater dispersion of returns between sectors than has been seen in recent years.

Century Capital Management, LLC (“Century Capital”)

At December 31, 2016, the Fund’s allocation to Century Capital was 18.9%.

The top performing sector in the Russell 2000 Value Index during 2016 was materials while the worst performing sector was health care. The Russell 2000 Value Index had strong absolute performance results in 2016, especially after the November election, which were fueled primarily by continued ETF inflows into small cap equities. Over $12 billion flowed into small cap exchange-traded funds (“ETFs”) during the fourth quarter and over $17 billion for 2016. These inflows led to asymmetric returns favoring those stocks with a greater percentage of their trading volumes driven by ETFs. On the positive side, this phenomenon has recently led to a greater dispersion in the performance of winning and losing stocks, which has presented a wider range of investment opportunities. In this strategy, the top contributor to relative performance during the year on a sector basis was energy. The top contributing holdings to this strategy were Spirit Airlines Inc., Prosperity Bancshares, Inc., Washington Federal, Inc., East West Bancorp, Inc., and The GEO Group, Inc. The top detractor to relative performance during the year on a sector basis was information technology. This strategy’s top detracting holdings were Demandware, Inc., Infinera Corp., Proto Labs, Inc., Lumber Liquidators Holdings Inc., and LPL Financial Holdings Inc.

Chicago Equity Partners, LLC (“Chicago Equity”)

At December 31, 2016, the Fund’s allocation to Chicago Equity was 29.9%.

2016 was a year of reversals, with preferences shifting every couple of months. Recession concerns earlier in the year eased as economic data improved and oil prices stabilized. Continued accommodative U.S. Federal Reserve (“Fed’) policy prolonged the low rate environment until later in the year. In the fourth quarter, all eyes were on the election and the Fed. The surprise Trump victory resulted in strong equity markets, with sector performance driven by the perceived winners and losers of Trump’s policy. The Fed behaved as expected in the quarter, finally raising rates 0.25%.

U.S. stocks outperformed other asset classes in 2016. Small cap stocks strongly outpaced their large and mid cap counterparts for the year. In 2016, the value factor group performed best, while quality and growth factor groups were mixed and the momentum factor group was generally weak. The top ranked stocks underperformed in cyclicals and financials, but performed well in the other sectors. While it has been a challenging year for the stock selection model and active management in general, we saw improvement in the fourth quarter. This strategy outperformed the strong fourth quarter benchmark returns, but slightly underperformed for the year. It has been Chicago Equity’s experience that the market rewards a broad set of fundamental factors

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

more often than not. This is why we stick to our disciplined process at all times, even during market environments such as these.

Cooke & Bieler L.P. (“Cooke & Bieler”)

At December 31, 2016, the Fund’s allocation to Cooke & Bieler was 29.7%.

The Russell 2000 Value Index returned 31.74% in 2016. This strategy’s strong outperformance during the first quarter market correction and again in the fourth quarter was not enough to overcome a long mid-year, low quality rally. This outcome is consistent with our expectations given this strategy’s conservative investment style, its historical pattern of performance and the risk on atmosphere that prevailed for much of the year.

Sector allocation decisions were the primary driver of the relative shortfall. While a meaningful underweight positioning in utilities, real estate and telecommunication services was additive, a large overweight in consumer discretionary was an offset. Stock selection decisions within consumer discretionary added the most to relative performance and selection in information technology was also effective. Despite owning some tremendous performers in financials, extremely interest sensitive small banks, to which this strategy is less exposed, surged late in the year, hurting the strategy.

Index returns are likely to be more modest going forward and this strategy is positioned to take advantage of a market that should more fully reward a detailed understanding of fundamentals and a disciplined approach to quality and valuation.

Cortina Asset Management, LLC (“Cortina”)

At December 31, 2016, the Fund’s allocation to Cortina was 21.5%.

In 2016, the strategy underperformed its benchmark primarily due to weak performance early in the year. Returns within the benchmark correlated to factors that are generally in opposition to characteristics the strategy seeks out such as healthy balance sheets, above average prospects for long term growth and improving returns. Specifically, underexposure to materials and high dividend payers, along with a bias towards growth within the Fund hurt performance relative to the benchmark. Within the benchmark, valuation measures were the most important quantitative factors correlated to positive absolute performance; low valuations, particularly within slow or negative growth companies, drove some of the most positive equity returns. Simultaneously, factors that contain elements of growth, such as sales increases, and reasonably strong balance sheets, characteristics consistently overrepresented in the strategy, were amongst the worst factors for 2016 returns within the benchmark.

JNL/Neuberger Berman Strategic Income Fund Neuberger Berman Investment Advisers LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Neuberger Berman Strategic Income Fund (Class A)

Composition as of December 31, 2016:
Non-U.S. Government Agency ABS	19.6%
U.S. Government Agency MBS	16.7
Government Securities	15.0
Financials	10.0
Consumer Discretionary	7.3
Investment Companies	6.8
Information Technology	4.0
Health Care	3.3
Industrials	3.2
Energy	2.2
Telecommunication Services	1.8
Utilities	1.5
Materials	1.2
Consumer Staples	0.7
Real Estate	0.3
Short Term Investments	6.4
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	5.81%
Since Inception	3.14
(Inception date April 30, 2012)
Class B Shares
1 Year	5.93%
Since Inception	3.35
(Inception date April 30, 2012)

For the year ended December 31, 2016, JNL/Neuberger Berman Strategic Income Fund outperformed its benchmark by posting a return of 5.81% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s allocations to high yield and bank loan exposures were tailwinds for results as their spreads tightened substantially over the year. Investment grade corporate bond security selection was also a large contributor to performance. An allocation to U.S. Treasury Inflation-Protected Securities ("TIPS") was additive as inflation expectations picked up in September and continued to rally after the Trump victory in the U.S. presidential election. The main detractors for the year included the Fund’s duration positioning and allocation to global sovereigns. The Fund had an underweight duration position relative to the benchmark at the beginning of the year which negatively impacted the Fund. This position was slowly taken back to neutral throughout the year leading up to the day after the election as U.S. Treasury yields became volatile. The short position in core Europe also negatively impacted the Fund. On the upside, an allocation to non-agency mortgage backed securities continued to be a strong contributor and diversifier. The sector benefited during the year from improvements in the housing market, along with positive carry and continued principal pay downs. In addition, the Fund’s exposures to global sovereigns and senior floating rate bank loans were additive for results.

The Fund selectively used both credit default swaps and exchange traded funds (“ETFs”) for high yield exposure. These instruments had a positive effect to the total return of the Fund. U.S. Treasury futures, France/German rate futures, and Japanese futures were used to manage duration and yield curve exposures. These futures had a negative impact on the Fund. The Fund also utilizes currency futures to hedge currency exposure.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Oppenheimer Emerging Markets Innovator Fund Oppenheimer Funds, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Oppenheimer Emerging Markets Innovator Fund (Class A)

Composition as of December 31, 2016:
Consumer Discretionary	24.2%
Health Care	17.3
Information Technology	14.6
Financials	12.6
Consumer Staples	9.2
Industrials	5.7
Materials	4.7
Real Estate	0.3
Short Term Investments	11.4
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	-0.47%
Since Inception	-9.54
(Inception date April 27, 2015)

For the year ended December 31, 2016, JNL/Oppenheimer Emerging Markets Innovator Fund underperformed its benchmark by posting a return of -0.47% for Class A shares compared to 4.84% for the MSCI Emerging Markets Mid Cap Index.

The Fund’s underperformance stemmed largely from stock selection and an underweight position in materials, and stock selection in consumer discretionary, industrials and consumer staples. The Fund outperformed the index in financials and health care due to stock selection, and in real estate due to an underweight position.

During the year, underperformers included Brazil, due to an underweight position and stock selection, South Africa, as a result of an underweight position, and Indonesia, due to stock selection. Stock selection in India and China and an underweight position in Greece contributed positively to relative performance.

Top performing stocks included Biocon Ltd. (“Biocon”), Largan Precision Co. Ltd. (“Largan”) and TAL Education Group. Biocon is an Indian biopharma company. During the reporting year, Biocon, with its partner Mylan NV, filed with the European Medicines Agency for approval of biosimilar Herceptin (to treat breast cancer). Largan is a Taiwanese company that makes camera lenses for smartphone cameras. Largan’s share price rallied in anticipation of and following the release of Apple’s iPhone 7.

TAL Education Group is a Chinese K-12 tutoring service that specializes in science and math. The stock was up on strong earnings and expectations that enrollment levels will rise.

Detractors from performance included Bloomage BioTechnology Corp. Ltd. (“Bloomage BioTechnology”), Medy-Tox Inc. (“Medy-Tox”) and 3SBio Inc. (“3SBio”). Bloomage BioTechnology is a Chinese maker of hyaluronic acid, which is an additive in cosmetic creams. The stock was down on the back of concerns over Chinese consumption. Medy-Tox is a leader in Korean dermatological injections. It lost market share in 2016 due to a shortage of capacity. We believe Medy-Tox will regain market share following the opening of its new production facility in quarter one of 2017. 3SBio is the largest biotech company in China. The stock sold down after it withdrew its application for biosimilar Herceptin from the Chinese Food and Drug Administration.

The emerging markets (“EM”) universe has changed. It now provides investors with more choices and allows them to be better positioned for structural growth. This evolution has not been fully captured by the indexes, which are market cap weighted and, therefore, backward looking. The lack of focus on the transformational growth areas within EM provides a great opportunity for active managers to create long term value.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Oppenheimer Global Growth Fund Oppenheimer Funds, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Oppenheimer Global Growth Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Information Technology	24.3%
Financials	18.6
Consumer Discretionary	16.0
Health Care	14.7
Industrials	12.7
Consumer Staples	5.4
Telecommunication Services	1.5
Real Estate	1.3
Energy	1.0
Materials	1.0
Short Term Investments	3.5
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	0.10%
5 Year	10.01
10 Year	4.11
Class B Shares
1 Year	0.40%
5 Year	10.25
10 Year	4.32

For the year ended December 31, 2016, JNL/Oppenheimer Global Growth Fund underperformed its benchmark by posting a return of 0.10% for Class A compared to 7.87% for the MSCI All Country World Index.

Top contributors to performance included LVMH Moet Hennessy Louis Vuitton SE (“LVMH”), Keyence Corp. (“Keyence”) and Intuit Inc. (“Intuit”). LVMH is an iconic global luxury company positioned to benefit from the growing demand for luxury goods, particularly in the emerging markets. Customers are willing to pay premium prices, enabling LVMH to earn above average margins and deliver returns on invested capital in the low double digits. Keyence develops, produces and sells factory automation solutions, such as image processing equipment and sensors. The company reported strong operating results at the close of April for their fiscal third quarter. Intuit develops financial and tax preparation software and related services for small businesses, accountants and individuals. Over the first half of the reporting year, the company reported positive results due in part to strong demand for its tax preparation software, TurboTax, during tax season.

The most significant detractors from performance this year included SunEdison Inc. (“SunEdison), Circassia Pharmaceuticals Plc and Celldex Therapeutics Inc. (“Celldex”). The Fund exited positions in SunEdison and Celldex. SunEdison owns and operates clean power generation assets and sells silicon wafers to the semiconductor industry. The company revealed that its accounting was unreliable and that the previously disclosed levels of cash on its balance sheet, which we believed gave us a margin of safety in our investment thesis, were unlikely to be correct. The company filed for bankruptcy. Pharmaceutical companies Circassia Pharmaceuticals Plc and Celldex had disappointing results in Phase III drug trials during the reporting year.

At year end, the Fund had its largest overweight positions in information technology, consumer discretionary, health care and industrials. The Fund had underweight positions in energy, consumer staples, materials, utilities, telecommunication services and real estate. On a country basis, the Fund had its largest overweight positions in Japan, Germany and France, with its most significant underweight positions in the United States, Canada and the United Kingdom. Despite being underweight the United States relative to the Index, the Fund had its largest allocation to that country on an absolute basis at year end.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PIMCO Real Return Fund Pacific Investment Management Company LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PIMCO Real Return Fund (Class A)

Composition as of December 31, 2016:
Government Securities(††)	80.8%
Non-U.S. Government Agency ABS	4.1
Financials	3.9
U.S. Government Agency MBS	2.7
Energy	0.2
Industrials	0.2
Real Estate	0.2
Health Care	0.1
Other Equity Interests	0.0
Short Term Investments	7.8
Net Long (Short) Investments	100.0%

(††)The Fund's weightings in TIPS was 77.5% of total investments

Average Annual Total Returns
Class A Shares
1 Year	5.17%
5 Year	0.73
Since Inception	4.58
(Inception date January 16, 2007)
Class B Shares
1 Year	5.56%
5 Year	0.97
Since Inception	4.82
(Inception date January 16, 2007)

For the year ended December 31, 2016, JNL/PIMCO Real Return Fund outperformed its benchmark by posting a return of 5.17% for Class A shares compared to 4.69% for the Bloomberg Barclays U.S. TIPS Index

Following a turbulent onset to the year, markets remained relatively calm despite bouts of volatility following the unexpected Brexit outcome and uncertainty surrounding the U.S. presidential election. Risk assets performed well, spreads ended the year broadly tighter, and U.S. equities reached new highs. The potential for growth enhancing fiscal policies along with solid economic data helped solidify the U.S. Federal Reserve’s widely expected rate hike in December despite rising geopolitical tensions over the year.

The investment concentration differences relative to the benchmark included an overweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) with out of index exposure to mortgage-backed securities (“MBS”), investment grade corporates, high yield, non-U.S. developed and emerging markets (“EM”).

An overweight position in U.S. TIPS added to performance as the breakeven curve rose amid higher inflation expectations in the wake of the U.S. presidential election and the Organization of the Petroleum Exporting Countries (“OPEC”) cut. Long UK real rates contributed as rates fell across the curve, primarily on risk off sentiment post Brexit. Spread sector exposure added to overall performance, including select credit exposure within financials, non-Agency MBS, and U.S. Dollar denominated EM debt as spreads ended the year broadly tighter. Select exposure to EM currencies, specifically the Brazilian Real and Chinese Yuan were positive for performance. Finally, short exposures to U.S. and UK nominal rates detracted, with global interest rates drifting lower over the first half of the year on risk off sentiment and central bank support.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to U.S. interest rates, which was negative for returns, was partly facilitated through the use of interest rate swaps and futures. Additionally, the Fund’s exposure to UK rates, which detracted from performance, was also implemented partially via interest rate swaps and futures. The Fund’s overall corporate exposure, which was positive for performance, was partially obtained via the use of credit default swaps. The Fund’s long U.S. Dollar positioning against the Euro and a basket of EM currencies was partly achieved through currency forward agreements and was a positive contributor to performance.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PIMCO Total Return Bond Fund Pacific Investment Management Company LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PIMCO Total Return Bond Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
U.S. Government Agency MBS	35.5%
Government Securities	23.8
Non-U.S. Government Agency ABS	13.4
Financials	12.2
Energy	1.1
Telecommunication Services	0.7
Health Care	0.5
Utilities	0.5
Real Estate	0.4
Industrials	0.4
Information Technology	0.3
Consumer Discretionary	0.1
Consumer Staples	0.1
Other Equity Interests	-
Short Term Investments	11.0
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	2.72%
5 Year	2.55
10 Year	4.85
Class B Shares
1 Year	2.96%
5 Year	2.76
10 Year	5.07

For the year ended December 31, 2016, JNL/PIMCO Total Return Bond Fund outperformed its benchmark by posting a return of 2.72% for Class A shares compared to 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Following a turbulent onset to the year, markets remained relatively calm despite bouts of volatility following the unexpected Brexit outcome and uncertainty surrounding the U.S. presidential election. Risk assets performed well, spreads ended the year broadly tighter, and U.S. equities reached new highs. The potential for growth enhancing fiscal policies along with solid economic data helped solidify the U.S. Federal Reserve’s widely expected rate hike in December despite rising geopolitical tensions over the year.

The investment concentration differences relative to the benchmark included an overweight to mortgage-backed securities (“MBS’), an underweight to the U.S. Dollar denominated emerging markets (“EM”), and an underweight to investment grade credit. The Fund also had out of index exposure to high yield, non-Agency MBS and local EM debt.

U.S. duration and curve positioning with an overweight to intermediate maturities detracted from performance as rates rose, particularly in the middle portion of the yield curve. Holdings of Treasury Inflation-Protected Securities (“TIPS”) added as breakevens rose amid higher inflation expectations surrounding Trump’s proposed policies and an uptick in commodity prices. Credit strategies, mainly in investment grade and high yield financials, municipals and U.S. Dollar denominated EM quasi-sovereigns, were positive as spreads ended the year broadly tighter. A long U.S. Dollar position against a basket of EM currencies contributed to performance, though a tactical short to the Japanese Yen, which strengthened over the year, offset these returns. Finally, short duration exposure to the front end of the UK yield curve detracted from performance as rates rallied, while duration exposure in the Eurozone added as rates drifted lower in the region on the back of the European Central Bank’s accommodative measures.

Derivatives were used in the Fund and are instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s duration positioning, which was negative for returns, was partly facilitated through the use of interest rate swaps and futures. The Fund’s overall corporate exposure, which was slightly positive for performance, was partially obtained via the use of credit default swaps. The Fund’s long U.S. Dollar positioning against the Euro, Japanese Yen and a basket of EM currencies was partly achieved through currency forward agreements and was neutral to slightly positive for performance.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America Floating Rate Income Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America Floating Rate Income Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Consumer Discretionary	26.5%
Health Care	12.5
Industrials	11.5
Information Technology	10.1
Materials	10.1
Financials	7.2
Telecommunication Services	4.8
Energy	4.6
Consumer Staples	4.3
Utilities	2.6
Non-U.S. Government Agency ABS	1.8
Short Term Investments	4.0
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	9.42%
5 Year	4.02
Since Inception	3.46
(Inception date January 01, 2011)

For the year ended December 31, 2016, JNL/PPM America Floating Rate Income Fund underperformed its benchmark by posting a return of 9.42% compared to 10.16% for the S&P LSTA Leveraged Loan Index. The largest contributor to Fund performance during the year was security selection within bank loans, specifically within the BB rated loans. The Fund’s cash position was the largest detractor from Fund performance during the year. The Fund used futures to manage duration.

Positioning among asset class type shifted slightly with the biggest change being a reduction in the cash position. At the beginning of the year, the Fund held roughly 88% Corporate Loans, 4% Corporate Bonds, and 8% Cash, which migrated to 90%, 4%, and 4% of total portfolio investments, respectively, and 2% non U.S. Agency asset-backed securities at the end of the year. The Fund was well diversified among industries at year end with the top five segments representing 71% of total investments.

We expect positive but lower return in 2017 based on stable credit fundamentals and what is likely to be continued demand for the asset class. Credit metrics are off peak but at historically reasonable levels, defaults are expected to remain at average levels and near term maturities are low. The greatest risks to the asset class appear to be geopolitical and macroeconomic in nature and not inherent to our universe. We continue to manage the Fund with a focus on diversification, a bias towards BB and B loans and detailed credit analysis. We have also pared credit specific risks as valuations have risen.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America High Yield Bond Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America High Yield Bond Fund (Class A)

Composition as of December 31, 2016:
Consumer Discretionary	22.5%
Energy	14.4
Health Care	9.0
Financials	8.8
Materials	8.4
Telecommunication Services	8.1
Industrials	6.6
Consumer Staples	3.9
Information Technology	3.5
Utilities	2.8
Government Securities	1.7
Investment Companies	1.5
Non-U.S. Government Agency ABS	0.7
Real Estate	0.6
Other Equity Interests	0.2
Short Term Investments	7.3
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	17.23%
5 Year	6.63
10 Year	5.27
Class B Shares
1 Year	17.34%
5 Year	6.83
10 Year	5.48

For the year ended December 31, 2016, JNL/PPM America High Yield Bond Fund underperformed its benchmark by posting a return of 17.23% for Class A shares compared to 17.49% for the BofA Merrill Lynch High Yield Master II Constrained Index

The Fund’s security selection within high yield corporate bonds and an out of index allocation to commercial mortgage backed securities (“CMBS”) were the primary contributors to relative return. The Fund’s out of index allocation to common stocks was a detractor to relative return for the year. By sector, security selection within energy, specifically EP Energy LLC, and consumer goods, specifically food – Wholesale, were the top contributors. Security selection within health care and information technology and electronics were the largest detractors by sector. Approximately 2% of the common stock holdings during the year was an exchange-traded fund (“ETF”) that is a proxy for the high yield market and held by the fund for cash management purposes. The Fund used futures to manage duration.

Positioning among sectors and credit quality was stable throughout the year.  At the beginning of the year, the Fund held approximately 78% in corporate bonds and 10% in common stocks, which migrated to 77% and 7% by year end. The Fund was well diversified among industries at year end with the top five segments representing 63% of total investments.

Total return is likely to be positive yet much more subdued in 2017, given tighter spreads as well as potentially higher interest rates. However, credit fundamentals remain sound, as demonstrated by forecasts for a declining default rate in 2017 and below average defaults over the next 12 to 24 months. As such, the greatest risks to the asset class stem from macroeconomic and geopolitical related factors, which could disrupt market sentiment and returns in our market, particularly given tight credit spreads. We have positioned the Fund accordingly by enhancing diversification and rotating from higher to lower risk positions as valuations have risen.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America Mid Cap Value Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America Mid Cap Value Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Consumer Discretionary	20.6%
Financials	19.5
Industrials	12.9
Energy	11.1
Information Technology	9.0
Health Care	9.0
Materials	8.8
Utilities	4.8
Consumer Staples	2.5
Short Term Investments	1.8
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	27.41%
5 Year	16.27
Since Inception	9.09
(Inception date March 31, 2008)
Class B Shares
1 Year	27.69%
5 Year	16.50
Since Inception	9.30
(Inception date March 31, 2008)

For the year ended December 31, 2016, JNL/PPM America Mid Cap Value Fund outperformed its primary benchmark by posting a return of 27.41% for Class A shares compared to 20.00% for the Russell Midcap Value Index. The Fund outperformed its other benchmark return of 13.80% for the Russell Midcap Index.

The Fund’s outperformance relative to the Russell Midcap Value Index was attributed to both individual security selection as well as sector allocation.

Positive security selection influences on relative performance included names in information technology (Belden Inc. up 57.3% and Applied Materials Inc. (“Applied Materials”) up 60.1%), materials (Steel Dynamics Inc. up 103.4%), and industrials (Kennametal Inc. up 68.5%). Negative security selection influences on relative performance primarily included names in energy (Diamond Offshore Drilling Inc. down -16.1% and PBF Energy Inc. Class A (“PBF Energy”) down -11.0%).

Positive sector influences on relative performance included a non-allocation in real estate and an overweight position in materials. Negative sector influences on relative performance included an overweight position in consumer discretionary. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positions added to the Fund during the year included PBF Energy, Bank of the Ozarks Inc., Semtech Corp., CSRA Inc., Penske Auto Group Inc., Apache Corp., Cognizant Technology Solutions Corp. and Delta Air Lines Inc. Positions sold included Fairchild Semiconductor International Inc., SYNNEX Corp., ExlService Holdings Inc., GATX Corp. and Applied Materials.

Relative to the benchmark during the year, the Fund’s overweight positions in consumer discretionary, health care and energy increased, while the overweight positions in materials, industrials and information technology decreased. The Fund’s underweight positions in telecommunication services, consumer staples, utilities and financials all decreased during the year.

We remain reasonably constructive toward U.S. stocks over the next 12 months. The market could see benefits from a more business focused political agenda. This includes pro-growth policies like deregulation and business tax reforms. Meanwhile, the U.S. Federal Reserve’s gradual approach to increasing interest rates will likely keep inflation in check. The labor market has continued to strengthen, consumer confidence is high and household spending continues to be encouraging. All of this suggests further expansion ahead, which could support additional stock market appreciation. Our optimism is tempered by a continued strengthening U.S. Dollar, increasingly expensive valuations, still cautious business spending behavior, increasing wage pressures and legislative uncertainty with the new administration.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America Small Cap Value Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America Small Cap Value Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Consumer Discretionary	20.3%
Industrials	18.7
Information Technology	13.4
Financials	12.0
Health Care	11.1
Energy	8.3
Materials	5.6
Consumer Staples	3.4
Utilities	2.4
Short Term Investments	4.8
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	30.55%
5 Year	17.00
Since Inception	9.30
(Inception date March 31, 2008)
Class B Shares
1 Year	30.83%
5 Year	17.68
Since Inception	9.76
(Inception date March 31, 2008)

For the year ended December 31, 2016, JNL/PPM America Small Cap Value Fund underperformed its benchmark by posting a return of 30.55% for Class A shares compared to 31.32% for the S&P 600 Value Index.

The Fund’s underperformance relative to the S&P 600 Value Index Value Index can be attributed to both individual security selection as well as sector allocation.

Positive security selection influences on relative performance included names in industrials (Terex Corp. up 72.7% and SkyWest Inc. up 93.0%), energy (Patterson-UTI Energy Inc. up 80.0%), and materials (Steel Dynamic Inc. up 103.4%). Negative security selection influences on relative performance included names in consumer discretionary (Helen of Troy Ltd. down -10.4% and Skechers U.S.A. Inc. Class A down -18.6%) and financials (Janus Capital Group Inc. down -2.8%).

Positive sector influence on relative performance included a non-allocation in real estate. Negative sector influences on relative performance included overweight positions in health care and consumer discretionary. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positions added to the Fund during the year included Penske Auto Group Inc., CACI International Inc., BofI Holding Inc., PBF Energy Inc. and Semtech Corp. Positions sold included Fairchild Semiconductor International Inc.

Relative to the benchmark during the year, the Fund’s overweight positions in energy and industrials increased, while the overweight positions in consumer discretionary, health care and consumer staples decreased. The overweight position in materials at year end 2015 is now an underweight position at year-end 2016. The Fund’s underweight positions in utilities and financials decreased during the year. The underweight position in information technology at year end 2015 is now an overweight position at year end 2016.

We remain reasonably constructive toward U.S. stocks over the next 12 months. The market could see benefits from a more business focused political agenda. This includes pro-growth policies like deregulation and business tax reforms. Meanwhile, the U.S. Federal Reserve’s gradual approach to increasing interest rates will likely keep inflation in check. The labor market has continued to strengthen, consumer confidence is high and household spending continues to be encouraging. All of this suggests further expansion ahead, which could support additional stock market appreciation. Our optimism is tempered by a continued strengthening U.S. Dollar, increasingly expensive valuations, still cautious business spending behavior, increasing wage pressures and legislative uncertainty with the new administration.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America Total Return Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America Total Return Fund (Class A)

Composition as of December 31, 2016:
U.S. Government Agency MBS	20.1%
Government Securities	16.9
Non-U.S. Government Agency ABS	16.2
Financials	13.8
Energy	5.8
Consumer Discretionary	4.1
Health Care	3.5
Industrials	3.4
Consumer Staples	3.1
Utilities	2.9
Materials	2.2
Information Technology	1.7
Telecommunication Services	1.6
Real Estate	0.9
Short Term Investments	3.8
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	5.68%
5 Year	4.17
Since Inception	7.77
(Inception date December 29, 2008)

For the year ended December 31, 2016, JNL/PPM America Total Return Fund outperformed its benchmark by posting a return of 5.68% compared to 2.65% for the Bloomberg Barclays U.S Aggregate Bond Index.

The Fund’s overweight to high yield and investment grade corporate bonds and security selection within investment grade corporate bonds were the primary contributors to relative return. The Fund’s allocation to commercial mortgage-backed securities (“CMBS”) was a detractor to relative return for the year. The Fund used futures to manage duration.

Positioning among sectors shifted some during the year with a decrease in corporate bonds, 59% to 40%, and an increase in asset-backed securities (“ABS”), 5% to 16% and mortgage-backed securities (“MBS”), 19% to 21%. The Fund was well diversified among industries at year end with the top five segments representing 73% of total investments.

Global central banks’ activities have contributed to a benign volatility environment; however, with the U.S. Federal Reserve (“Fed”) looking to enter a rate hiking cycle, and with uncertain fiscal policy coming through 2017, should volatility pick back up, the principal preservation qualities of investment grade credit relative to higher risk investments will likely be valuable. Growth shocks to the upside and Fed tightening remain potential headwinds across investment grade, while high yield stands to weather these factors better. In the coming months, we will continue to emphasize capital preservation while leveraging our credit intensive process to uncover tactical credit specific investment opportunities.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/PPM America Value Equity Fund PPM America, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/PPM America Value Equity Fund (Class A)

Composition as of December 31, 2016:
Financials	23.1%
Information Technology	14.4
Consumer Discretionary	13.4
Energy	13.4
Health Care	13.1
Industrials	9.6
Materials	3.5
Consumer Staples	3.5
Telecommunication Services	2.5
Utilities	1.6
Short Term Investments	1.9
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	21.62%
5 Year	15.17
10 Year	4.97
Class B Shares
1 Year	21.87%
5 Year	15.42
10 Year	5.18

PPM America, Inc. assumed portfolio management responsibility on January 16, 2007.

For the year ended December 31, 2016, JNL/PPM America Value Equity Fund outperformed its benchmark by posting a return of 21.62% compared to 17.40% for the S&P 500 Value Index.

The Fund’s outperformance relative to the S&P 500 Value Index can be attributed to both individual security selection as well as sector allocation.

Positive security selection influences on relative performance included names in financials (Bank of the Ozarks Inc. up 41.1%), information technology (Applied Materials Inc. up 75.7%), and materials (Nucor Corp. up 52.1%). Negative security selection influences on relative performance primarily included names in health care (Gilead Sciences Inc. down -27.6% and Cigna Corp. down -8.8%).

Positive sector influences on relative performance included an underweight position in consumer staples. Negative sector influences on relative performance included an overweight position in consumer discretionary. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positions added to the Fund during the year included Bank of the Ozarks Inc., CSRA Inc., and Cognizant Technology Solutions Corp. Travelers Cos. Inc. was the only complete sale during the year. California Resources Corp. was received as a spin-off from Occidental Petroleum Corp. in March; this was sold during the same month.

Relative to the benchmark during the year, the Fund’s overweight positions in information technology, consumer discretionary, and health care increased, while the overweight positions in energy and materials decreased. The Fund’s underweight positions in financials, telecommunication services and consumer staples increased during the year. The underweight position in utilities remained constant.

We remain reasonably constructive toward U.S. stocks over the next 12 months. The market could see benefits from a more business focused political agenda. This includes pro-growth policies like deregulation and business tax reforms. Meanwhile, the U.S. Federal Reserve’s gradual approach to increasing interest rates will likely keep inflation in check. The labor market has continued to strengthen, consumer confidence is high and household spending continues to be encouraging. All of this suggests further expansion ahead, which could support additional stock market appreciation. Our optimism is tempered by a continued strengthening U.S. Dollar, increasingly expensive valuations, still cautious business spending behavior, increasing wage pressures and legislative uncertainty with the new administration.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Red Rocks Listed Private Equity Fund Red Rocks Capital LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Red Rocks Listed Private Equity Fund (Class A)

Composition as of December 31, 2016:
Financials	63.8%
Diversified	11.7
Investment Companies	7.2
Industrials	5.0
Communications	4.5
Utilities	1.7
Short Term Investments	6.1
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	8.22%
5 Year	14.88
Since Inception	6.88
(Inception date October 06, 2008)
Class B Shares
1 Year	8.50%
5 Year	15.14
Since Inception	7.10
(Inception date October 06, 2008)

For the year ended December 31, 2016, JNL/Red Rocks Listed Private Equity Fund underperformed its benchmark by posting a return of 8.22% for Class A shares compared to 15.39% for the S&P Listed Private Equity Index. The primary factor contributing to underperformance was the impact of a stronger U.S. Dollar versus weakening British Pound throughout 2016.

The Fund exited 11 holdings and added 5 companies during 2016. At the end of the year the Fund held 38 names representing some of the top performing private equity funds/firms around the globe.

We believe that the combination of slower global equity growth and a shrinking pool of public companies have created an environment for robust growth of private equity over the next decade or more – along with increased opportunities for investors to access this unique asset class.

Private equity deal flow, assets raised and closed transactions reached record highs in 2016, while valuations have approached levels of where they are fully/fairly priced. Under these conditions, we believe that we are likely to see one or more of the following in 2017: (1) more global buyouts to increase scale and scope of companies seeking strategic geographies and products; (2) more demand from institutions; and (3) regulatory environment that may favor more “go private” transactions.

Contributors to Fund performance included 3i Group Plc, Aurelius Equity Opportunities SE & Co. KGAA and Schouw & Co. Net detractors from Fund performance included Ackermans & van Haaren NV, Carlyle Group LP and Mutares AG.

We continue to emphasize three key considerations in our Fund strategy: (1) the maturity and valuations of Fund companies, and whether they can be sold in both up or down markets; (2) debt levels, robust cash flows and ability to service debt in a severe economic decline; and (3) proven management teams that have successfully managed through challenging economic cycles, such as the period of 2008-2012.

If the low interest rate environment and robust pace of merger and acquisition activity persist, we expect to see a bright 2017 for private equity.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/S&P Funds Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

JNL/S&P Competitive Advantage Fund

Composition as of December 31, 2016:
Consumer Discretionary	34.4%
Information Technology	26.0
Industrials	25.0
Materials	4.8
Health Care	3.0
Consumer Staples	1.7
Financials	1.6
Short Term Investments	3.5
Total Investments	100.0%

For the year ended December 31, 2016, JNL/S&P Competitive Advantage Fund underperformed its benchmark by posting a return of 5.70% for Class A shares compared to 11.96% for the S&P 500 Index.

Return On Invested Capital (“ROIC”), one of the main factors in the selection process, was not an outperforming factor in 2016. Stocks with the highest 20% ROIC in the S&P 500 Index had the lowest annual returns of any other quintile.

Throughout the year the Fund maintained a significant overweight in consumer discretionary. This overweight has been present in the Fund since 2009 and continues in 2017. We see potential for continued consumer spending growth in 2017 with continued improved global economics and incremental wage growth.

However, consumer focused stocks struggled to keep up with the bull market in 2016. The biggest detractor from performance came from consumer discretionary. The underweight in financials also detracted from relative performance. Strong stock picks in information technology helped offset some of the underperformance.

Linear Technology Corp. (50.6%), F5 Networks Inc. (49.3%) and Texas Instruments Inc. (36.7%) were the top performers on a total return basis for the year.

H&R Block Inc. (-32.2%), Gilead Sciences Inc. (-27.6%) and Delphi Automotive Plc (-22.1%) were the three worst performers on a total return basis for the year.

The Fund has displayed an average ROIC well above that of the benchmark. Historically, companies with high ROIC have shown a tendency to be more resilient to economic recessions and less sensitive to overall corporate earnings growth.

The turnover in names for the 2016 rebalance was slightly higher than the historical average due to a change in rebalancing frequencies from once a year to three times a year, which also expanded the number of stocks in the Fund from 30 to 38.

The large overweight in consumer discretionary decreased to about 34% of the Fund at year end from 37% the prior year end. There was a significant increase in exposure to information technology.

JNL/S&P Dividend Income & Growth Fund

Composition as of December 31, 2016:
Energy	9.5%
Financials	9.2
Industrials	8.9
Utilities	8.7
Telecommunication Services	8.7
Consumer Staples	8.6
Information Technology	8.6
Health Care	8.5
Consumer Discretionary	8.5
Real Estate	8.2
Materials	8.1
Short Term Investments	4.5
Total Investments	100.0%

For the year ended December 31, 2016, JNL/S&P Dividend Income and Growth Fund outperformed its benchmark by posting a return of 17.73% for Class A shares compared to 11.96% for the S&P 500 Index.

Defensive high yielding companies were a big driver of 2016 large cap equity market returns. This mainly occurred in the first half of the year. In the low interest rate environment of 2016, investors flocked to high dividend yielding names as proxies for credit instruments. Because the strategy selects high dividend yielding companies, it reflected that investor preference, delivering unusually high capital appreciation.

Cummins Inc. (67.7%), Helmerich & Payne Inc. (51.7%) and Caterpillar Inc. (42.2%) were the top performers on a total return basis for the year.

Kimco Realty Corp. (-14.6%), Nordstrom Inc. (-14.5%) and Versum Materials Inc. (-12.4%) were the three worst performers on a total return basis for the year.

The Fund is made of companies with higher than average credit ratings from S&P Global Ratings and S&P Quality Rankings. The Fund tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a Fund with an average dividend yield well above that of the S&P 500 Index. The Fund strategy continued its more defensive positioning versus the S&P 500 Index. It maintained a lower three year volatility and higher sharpe ratio versus the S&P 500 Index.

The turnover in names for the 2016 rebalance was slightly higher than the historical average due to a change in rebalancing frequencies from once a year to three times a year and the addition of an eleventh sector, Real Estate Investment Trust’s to the selection process. These two changes expanded the number of stocks in the Fund from 30 to 38. The Fund now has eleven sectors it allocates to equally.

JNL/S&P International 5 Fund

Composition as of December 31, 2016:
Financials	27.0%
Industrials	19.6
Consumer Discretionary	14.4
Materials	8.6
Real Estate	5.6
Utilities	5.3
Information Technology	4.7
Consumer Staples	4.5
Telecommunication Services	4.3
Energy	2.8
Health Care	1.2
Short Term Investments	2.0
Total Investments	100.0%

For the year ended December 31, 2016, JNL/S&P International 5 Fund outperformed its benchmark by posting a return of 8.28% for Class A shares compared to 3.43% for the S&P Developed ex-U.S. LargeMid Index.

International markets struggled for much of the year due to a combination of continued economic weakness outside of the U.S., continued slow growth in China, increased risk from the Eurozone and a strong U.S. Dollar.

The Canada, Japan and Asia Pacific –Ex-Japan sub strategies all contributed positively to the outperformance of the Fund and all three significantly outperformed their regional benchmarks.

The European sub strategy was the only region that underperformed its regional benchmark essentially ending 2016 flat. The Middle East sub strategy was the only region that had negative returns though the strategy greatly minimized the negative impact compared to its regional benchmark.

Teck Resources Ltd. (422.5%), Tenaris SA (64.7%) and Asahi Kasei Corp. (61.7%) were the top three performers on a total return U.S. Dollar basis for the year.

Capita Group Plc (-51.5%), Next Plc (-32.4%) and Taro Pharmaceutical Industries Ltd. (-31.9%) were the three worst performers on a total return U.S. Dollar basis for the year.

The turnover in names for the 2016 rebalance was in line with expectations. The Fund reset the regional sub strategy exposures to the relative market cap weight in the benchmark.

JNL/S&P Intrinsic Value Fund

Composition as of December 31, 2016:
Consumer Discretionary	26.8%
Health Care	18.5
Information Technology	16.5
Industrials	10.6
Consumer Staples	8.0
Energy	7.7
Utilities	3.5
Materials	3.4
Telecommunication Services	3.1
Short Term Investments	1.9
Total Investments	100.0%

JNL/S&P Funds Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

For the year ended December 31, 2016, JNL/S&P Intrinsic Value Fund underperformed its benchmark by posting a return of 5.27% for Class A shares compared to 11.96% for the S&P 500 Index.

2016 proved to be a challenging year yielding the lowest performance of the JNL/S&P Funds. The Fund has one of the higher volatilities of the JNL/S&P Funds and periods of underperformance are to be expected. Free cash flow yield, one of the main selection criteria factors, was not a driving factor of performance for much of year in the S&P 500 benchmark.

Energy, financials, health care and industrials all had significant negative attribution to relative performance. The underweight to financials is a limitation of using free cash flows in the selection criteria. Health care had the greatest negative attribution, with several stocks negatively affected by concerns on future pharmaceutical pricing controls. On the positive side, only consumer staples had meaningful positive attribution to relative performance.

Best Buy Co. Inc. (55.3%), Harley-Davidson Inc. (40.0%) and NetApp Inc. (36.6%) were the top three performers on a total return basis for the year.

McKesson Corp. (-28.3%), Gilead Sciences Inc. (-27.6%), and AmerisourceBergen Corp. (-23.3%) were the three worst performers on a total return basis for the year.

The Fund is made of companies with higher than average free cash flow yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares.

The turnover in names for the 2016 rebalance was slightly higher than the historical average due to a change in rebalancing frequencies from once a year to three times a year, which also expanded the number of stocks in the Fund from 30 to 36. The notable sector exposure changes were significant decreases to consumer discretionary and information technology while significantly increasing exposure to health care and consumer staples.

JNL/S&P Mid 3 Fund

Composition as of December 31, 2016:
Consumer Discretionary	25.6%
Information Technology	17.9
Industrials	16.9
Real Estate	13.3
Financials	12.2
Health Care	4.8
Consumer Staples	2.8
Energy	2.7
Materials	0.6
Short Term Investments	3.2
Total Investments	100.0%

For the year ended December 31, 2016, JNL/S&P Mid 3 Fund underperformed its benchmark by posting a return of 17.90% for Class A shares compared to 20.74% for the S&P MidCap 400 Index.

The Fund is a blend of three independent sub strategies that seek attractive companies based on free cash flow yields, equity yields and cash flow profitability. These three strategies are then blended to seek appreciation in a variety of market conditions.

Despite returning high double digit returns, the Fund lagged its benchmark for most of 2016. Two of the three sub strategies, the S&P Mid Total Equity Yield strategy (15.8%) and S&P Mid Competitive Advantage strategy (19.8%), underperformed the S&P Midcap 400 Index. The S&P Mid Intrinsic Value sub strategy (23.8%) outperformed the benchmark.

Denbury Resources Inc. (107.9%), Packaging Corp. of America (73.22%) and NCR Corp. (65.8%) were the top three performers on a total return basis for the year.

Noble Corp. Plc (-42.6%), Community Health Systems Inc. (-41.8%) and Fossil Group Inc. (-40.7%) were the three worst performers on a total return basis for the year.

The Fund had overweight to energy for all of 2016, which dragged on performance and was the largest detractor from performance. The Fund also had significant negative attribution from financials and health care. Strong selection in industrials, real estate investment trust and information technology contributed positively to relative performance.

The turnover in names for the 2016 rebalances has been in line with expectations. The Fund decreased the number of names in the Fund to 69 at year end from 74 at the prior year end.

JNL/S&P Total Yield Fund

Composition as of December 31, 2016:
Consumer Discretionary	28.1%
Financials	20.2
Information Technology	14.0
Industrials	11.6
Energy	5.3
Real Estate	5.0
Consumer Staples	4.7
Telecommunication Services	4.5
Materials	1.6
Health Care	1.6
Short Term Investments	3.4
Total Investments	100.0%

For the year ended December 31, 2016, JNL/S&P Total Yield Fund outperformed its benchmark by posting a return of 12.62% for Class A shares compared to 11.96% for the S&P 500 Index.

The strategy is made of companies with higher than average “total yield.” Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions.

Total Yield was a positive contributing factor for the year in both the Fund and benchmark but the outperformance can not be mainly attributed to any one of the three underlying components within the total yield calculation.

Quanta Services Inc. (72.1%), Jacobs Engineering Group Inc. (46.9%) and NetApp Inc. (37.2%) were the top three performers on a total return basis for the year.

Pitney Bowes Inc. (-23.2%), Xerox Corp. (-15.2%) and Bed Bath & Beyond Inc. (-15.1%) were the three worst performers on a total return basis for the year.

This strategy has displayed higher volatility than the benchmark since inception.

The turnover in names for the 2016 rebalance was slightly higher than the historical average due to a change in rebalancing frequencies from once a year to three times a year, which also expanded the number of stocks in the Fund from 30 to 39.

JNL/S&P Funds Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/S&P Competitive Advantage Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	5.70%
5 Year	14.43
Since Inception	10.47
(Inception date December 03, 2007)
Class B Shares
1 Year	5.88%
5 Year	14.68
Since Inception	10.66
(Inception date December 03, 2007)

JNL/S&P Dividend Income & Growth Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	17.73%
5 Year	14.74
Since Inception	9.94
(Inception date December 03, 2007)
Class B Shares
1 Year	17.93%
5 Year	14.96
Since Inception	10.17
(Inception date December 03, 2007)

JNL/S&P International 5 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	8.28%
Since Inception	0.10
(Inception date September 15, 2014)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/S&P Funds Standard & Poor’s Investment Advisory Services, LLC (Unaudited)

The graphs show the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/S&P Intrinsic Value Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	5.27%
5 Year	12.87
Since Inception	9.24
(Inception date December 03, 2007)
Class B Shares
1 Year	5.47%
5 Year	13.09
Since Inception	9.52
(Inception date December 03, 2007)

JNL/S&P Mid 3 Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	17.90%
Since Inception	7.13
(Inception date April 28, 2014)
Class B Shares
1 Year	18.17%
Since Inception	7.35
(Inception date April 28, 2014)

JNL/S&P Total Yield Fund (Class A)

Average Annual Total Returns
Class A Shares
1 Year	12.62%
5 Year	17.35
Since Inception	8.78
(Inception date December 03, 2007)
Class B Shares
1 Year	12.79%
5 Year	17.59
Since Inception	8.98
(Inception date December 03, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Scout Unconstrained Bond Fund Scout Investments, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Scout Unconstrained Bond Fund (Class A)

Composition as of December 31, 2016:
Government Securities	49.4%
Financials	11.8
Non-U.S. Government Agency ABS	10.8
U.S. Government Agency MBS	8.8
Energy	1.6
Health Care	0.7
Utilities	0.4
Short Term Investments	16.5
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	4.53%
Since Inception	0.01
(Inception date April 28, 2014)

For the year ended December 31, 2016, JNL/Scout Unconstrained Bond Fund outperformed its primary benchmark by posting a return of 4.53% for Class A shares compared to 0.66% for the BofA Merrill Lynch U.S. Dollar 3-Month Libor Constant Maturity Index. The Fund outperformed its other benchmark return of 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index.

In 2016, the surprise victory in the U.S. presidential election by Mr. Trump was clearly the headline story. Prior to his election, many predicted a “risk off” move in global capital markets if he were elected. Conventional wisdom was proved wrong once again as stocks rallied and bond yields moved sharply higher following the election. Credit markets outperformed and ended the year at historically high valuations. The broad high yield market was the top performing sector led by the recovering materials and energy companies. The long promised U.S. Federal Reserve (“Fed”) rate increase finally arrived in December, but fell far short of the three to four projected by the Fed when the year began. The efficacy of nontraditional monetary policies was called into question in the second half of the year. Within this market, tactical movements in duration positioning during the year contributed 92 basis points (“bps”) of positive performance for the Fund. This includes 51 bps of negative performance as a result of being short the German bund using 10 year bund futures. We believed the spread between U.S. and German rates was too wide and would narrow, but this did not occur while we held this position. In the credit sector, investment grade added 214 bps of performance and high yield credit added 188 bps. Energy and metals positions were significant contributors to performance in these sectors. Quasi-sovereign energy positions in the government related sector added 65 bps to performance. By the end of the year the Fund had harvested gains in most of the energy and metals positions in these sectors. Foreign currency forwards had an immaterial impact to performance.

The Fund continues to be positioned defensively as valuations appear stretched in many sectors and we believe we are in the late stages of the credit cycle. Global central bank manipulation has produced disappointing results for several years and will likely be removed in an uncoordinated fashion. The removal of this volatility dampener could provide us significant opportunities in the future. Interest rates continue to be unattractive domestically despite the sharp increase late in the year. The efficacy of President Trump’s fiscal stimulus will likely drive future rates as inflation expectations shift.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/T. Rowe Price Established Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/T. Rowe Price Established Growth Fund (Class A)

Composition as of December 31, 2016:
Information Technology	35.7%
Consumer Discretionary	26.1
Health Care	15.4
Industrials	6.7
Financials	6.2
Consumer Staples	3.6
Real Estate	2.9
Utilities	0.7
Materials	0.7
Telecommunication Services	0.4
Short Term Investments	1.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	1.43%
5 Year	15.00
10 Year	7.68
Class B Shares
1 Year	1.62%
5 Year	15.23
10 Year	7.89

For the year ended December 31, 2016, JNL/T. Rowe Price Established Growth Fund underperformed its primary benchmark by posting a return of 1.43% for Class A shares compared to 7.08% for the Russell 1000 Growth Index. The Fund also underperformed its other benchmark return of 11.96% for the S&P 500 Index.

The Fund generated positive returns, but underperformed the Russell 1000 Growth Index for the year. Stock selection drove relative underperformance. The health care sector detracted the most from relative performance due mostly to adverse stock selection as several companies in the sector were hurt by scrutiny over drug pricing practices during the year (Allergan Plc, Valeant Pharmaceuticals International Inc.). Unfavorable stock selection in information technology also weighed on relative returns (LinkedIn Corporation). On the positive side, financials contributed the most to relative returns as favorable stock selection drove relative sector strength (Morgan Stanley).

The five largest purchases during the year were: PayPal Holdings Inc., NXP Semiconductors NV, Apple Inc., Philip Morris International Inc. and Alibaba Group Holding Ltd.

The five largest sales during year were: Allergan Plc, Walt Disney Co., Gilead Sciences Inc., Bristol-Myers Squibb Co. and Amazon.com Inc.

At the sector level, the largest increase in weighting during the year was in information technology. The most significant decrease was in the Fund's weighting in health care. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

The possibility of a sharp rise in interest rates is a concern for many investors for a number of reasons, including the potential of higher bond coupons to draw assets away from equities, as well as increased borrowing costs and lower profits for corporations. We believe that a moderate increase does not necessarily pose a threat to equity valuations, however, as rising stock prices historically have accompanied rising interest rates, particularly when yields remained under 5%. (The yield on the 10-year Treasury note ended December at 2.45%). Dividend yields on stocks also remain attractive relative to bond yields, and ample cash reserves should allow companies to increase dividends, buy back stock and make value added acquisitions.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/T. Rowe Price Mid-Cap Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)

Composition as of December 31, 2016:
Information Technology	19.8%
Industrials	19.1
Health Care	18.9
Consumer Discretionary	16.4
Financials	10.3
Materials	5.3
Consumer Staples	2.1
Energy	1.7
Telecommunication Services	1.2
Real Estate	0.3
Short Term Investments	4.9
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	6.08%
5 Year	14.59
10 Year	9.79
Class B Shares
1 Year	6.30%
5 Year	14.82
10 Year	10.01

For the year ended December 31, 2016, JNL/T.Rowe Price Mid-Cap Growth Fund underperformed its benchmark by posting a return of 6.08% for Class A shares compared to 7.33% for the Russell Midcap Growth Index.

Stock selection in financials detracted most from relative performance, although this was partially offset by an overweight position. Shares of Willis Towers Watson Plc came under pressure due to concerns over the company's exposure to the British Pound post-Brexit as well as softening organic growth within its brokerage, reinsurance and capital markets businesses. Jones Lang LaSalle Inc. declined on a combination of two earnings misses, a drop in fees from the company's investment management arm, a business mix shift towards lower margin annuities and concerns around its exposure to UK real estate post Brexit have caused shares to fall. Shares of LPL Financial Holdings Inc. fell earlier in the year after the company’s ill-timed buyback due to activist pressure, which was funded by new debt issuance. The company also missed analyst earnings estimates primarily due to a dip in commissions from real estate investment trusts (“REIT”).

Stock selection in information technology, as well as an underweight position, also hindered performance. Shares of VeriSign Inc. came under pressure with the headline news that Senator Ted Cruz urged the Department of Justice to review pricing terms before extending the company's dot-com registry agreement. The company's recent renegotiation and extension of the dot-com contract should serve as a tailwind in 2017.

Conversely, stock selection in telecommunication services contributed most to relative returns. Shares of T-Mobile US Inc. gained with investor merger and acquisition speculation and the introduction of T-Mobile ONE, an unlimited data product that proved popular with new postpaid phone customers, helping to sustain the company's industry leading customer growth.

The top purchases for the Fund were as follow: IHS Markit Ltd., Coach Inc., Waste Connections Inc., Hologic Inc. and FleetCor Technologies Inc. The top sales were as follows: IHS Markit Ltd., Waste Connections Inc., WhiteWave Foods Co., Akamai Technologies Inc. and T-Mobile US Inc.

We don't believe current market conditions expose the Fund to a particular or significant risk. While our short term outlook is not necessarily bullish, we are happy to wait out periods of volatility and take advantage of improved valuations to increase our positions in firms with superior long-term prospects.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/T. Rowe Price Short-Term Bond Fund T. Rowe Price Associates, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/T. Rowe Price Short-Term Bond Fund (Class A)

Composition as of December 31, 2016:
Non-U.S. Government Agency ABS	30.8%
Financials	21.4
U.S. Government Agency MBS	8.5
Government Securities	7.3
Consumer Discretionary	4.7
Health Care	4.7
Energy	4.3
Industrials	4.0
Utilities	2.9
Information Technology	2.5
Consumer Staples	1.3
Real Estate	0.9
Materials	0.6
Telecommunication Services	0.5
Short Term Investments	5.6
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	1.43%
5 Year	0.94
10 Year	1.50
Class B Shares
1 Year	1.73%
5 Year	1.15
10 Year	1.71

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on September 28, 2009.

For the year ended December 31, 2016, JNL/T. Rowe Price Short-Term Bond Fund outperformed its benchmark by posting a return of 1.43% for Class A shares compared to 1.28% for the Bloomberg Barclays Capital 1-3 Year U.S. Government/Credit Index.

Sector allocation was the primary driver of relative performance as our strategic underweight to U.S. Treasury securities, out of benchmark exposure to asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), and commercial mortgage-backed securities (“CMBS”), as well as an overweight allocation to short dated, investment grade corporate debt added to relative returns. Yield curve positioning detracted from relative performance as the Fund’s overweight allocation to the intermediate portion of the curve and modest out of benchmark exposure to longer maturities underperformed as the curve modestly steepened over the year on increased inflation expectations.

For most of 2016, yields on U.S. Treasuries generally declined as they offered an attractive alternative to low or negative yields available globally. Near the end of the year, rates increased sharply across the curve, though more notably for intermediate and longer maturity securities, amid an increase in inflation and growth expectations domestically. Expectations for higher U.S. inflation increased following Donald Trump's surprise victory in the U.S. presidential election. Adding to inflation expectations, the Organization of the Petroleum Exporting Countries formally agreed to its first output cut since 2008. News of the agreement sent oil prices sharply higher. In December, the U.S. Federal Reserve (“Fed”) raised its Fed Funds rate by 25 basis points (“bps”).

The Fund’s out of benchmark exposure to securitized sectors helped relative performance. CMBS, ABS and MBS supported relative returns, as they provide an incremental yield advantage over Treasuries. The securitized space continues to be supported by positive fundamentals on the heels of a strengthening U.S. economy, housing data and positive consumer sentiment. Corporate bonds, both investment grade and crossover bonds, contributed to relative results for the year. Solid demand from investors looking for additional yield provided support for short maturity corporate bonds. As a result, the Fund’s significant overweight to corporates provided a meaningful contribution to relative results. Security selection within investment grade corporates was a modest drag on performance. Select credits with ties to commodity prices continued to struggle amidst the lower for longer commodity price environment that dominated most of the year.

We expect shorter dated maturities to experience greater levels of volatility and rate pressure going forward as the Fed moves toward rate normalization. As such, we are maintaining a neutral duration posture versus the benchmark and continue to be mindful of our modest out of benchmark exposure further out the yield curve.

As of December 31, 2016, the Fund held interest rate futures generating a total gross exposure equal to approximately 17% of Fund assets. These instruments were held throughout the year. The estimated return impact from employing futures was -11 bps for the year.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/T. Rowe Price Value Fund T. Rowe Price Associates, Inc. (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/T. Rowe Price Value Fund (Class A)

*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

Composition as of December 31, 2016:
Financials	26.0%
Health Care	13.6
Energy	11.0
Information Technology	10.5
Consumer Staples	9.5
Industrials	8.8
Utilities	8.2
Consumer Discretionary	6.4
Materials	3.1
Telecommunication Services	1.3
Real Estate	0.9
Short Term Investments	0.7
Total Investments	100.0%

Average Annual Total Returns*
Class A Shares
1 Year	10.84%
5 Year	15.06
10 Year	6.53
Class B Shares
1 Year	11.04%
5 Year	15.27
10 Year	6.74

For the year ended December 31, 2016, JNL/T.Rowe Price Value Fund underperformed its benchmark by posting a return of 10.84% for Class A shares compared to 17.34% for the Russell 1000 Value Index.

The greatest detractor from relative results was health care due to both stock selection (Mylan NV, Gilead Sciences Inc.) and an overweight position. Industrials and business services also weighed on relative performance due to stock choices (United Continental Holdings Inc.). An underweight position in energy also hindered relative results. Real estate was the leading contributor to relative performance due to an underweight position. Stock selection in consumer staples (Tyson Foods Inc.) also aided relative results.

The five largest purchases during the year were: Wells Fargo & Co., Total SA, Exxon Mobil Corp., J.P. Morgan Chase & Co. and Occidental Petroleum Corp. The five largest sales during the year were: General Electric Co., Pfizer Inc., MetLife Inc. and Royal Dutch Shell Plc.

At the sector level, the most significant decrease in weighting was in health care, which is facing a myriad of company specific and broader uncertainties. The largest increase by weighting was in energy, which has been bolstered by rising oil prices. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

Looking ahead, we expect to see modest growth in the U.S. economy, albeit with more volatility, and as a result we have added more balance to some of our relative positions. Our focus is on identifying attractively valued, high quality companies with strong management teams, as well as companies that have been challenged due to macroeconomic concerns but are well positioned for an improved operating environment. Despite uncertainty emanating from multiple fronts, we are confident in our current positioning and believe it will deliver strong relative performance as we move through the new year.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/Westchester Capital Event Driven Fund Westchester Capital Management, LLC (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/Westchester Capital Event Driven Fund (Class A)

Composition as of December 31, 2016:
Consumer Discretionary	30.3%
Information Technology	12.4
Consumer Staples	10.9
Energy	8.6
Financials	8.1
Investment Companies	7.0
Health Care	5.1
Industrials	4.7
Materials	4.1
Telecommunication Services	2.3
Utilities	2.0
Real Estate	1.8
Other Equity Interests	0.1
Rights	0.0
Warrants	0.0
Short Term Investments	2.5
Net Long (Short) Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	2.55%
Since Inception	-1.55
(Inception date April 27, 2015)

For the year ended December 31, 2016, JNL/Westchester Capital Event Driven Fund underperformed its benchmark by posting a return of 2.55% for Class A shares compared to 3.47% for the Wilshire Liquid Alternative Event Driven Index.

Dealmakers appeared to be cautious during the first three quarters, in the wake of Brexit and in anticipation of the U.S. presidential election. However, October brought the fifth biggest month on record globally for announced deals, according to Dealogic, and the busiest ever for the U.S. The resulting full year mergers and acquisitions activity was relatively strong, albeit not at the levels seen over the past two years.

Plenty of major transactions were announced in 2016, from AT&T Inc.’s $85 billion blockbuster bid for Time Warner Inc. to the German drugmaker Bayer AG’s $56 billion offer for Monsanto Co., the U.S. genetically modified crop giant. Not all deals made it to completion and the merger completion rate for 2016 was unusually low. In fact, for initially definitive strategic deals, the termination rate in 2016 was 5.5% (vs. roughly 3% historically), a level last touched in 2008. Given our focus on risk adjusted returns, we were able to avoid most of these deal breaks, only participating in three terminated transactions in 2016.

Trades within the Fund are highly idiosyncratic. While macro factors such as the broad direction of the equity and fixed income markets will influence the Fund, our investment returns are driven primarily by the outcome of specific corporate events.

The top events that contributed to performance included energy futures notes, SABMiller Plc and Johnson Controls International Plc/Tyco International Plc. The largest detractors to performance were West China Cement Ltd., Alere Inc. and KLA-Tencor Corp. The year ended with investments related to 76 events in the Fund and 114% of gross exposure.

2017 has the potential to be a good year for event driven strategies. A relatively more positive macroeconomic environment in the U.S., prospects for corporate tax reform, an expected increasing interest rate environment and a friendlier regulatory environment toward deal making should provide an attractive investing landscape in the year ahead.

We use derivatives to either hedge directional exposure of underlying long positions or arbitrage situations, or to reduce the correlation of an underlying equity position. Derivatives did not have a material impact to Fund performance during the year.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/WMC Balanced Fund Wellington Management Company, LLP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/WMC Balanced Fund (Class A)

Composition as of December 31, 2016:
Financials	19.8%
Health Care	9.8
Information Technology	9.1
Government Securities	8.1
U.S. Government Agency MBS	8.1
Energy	7.6
Industrials	6.9
Consumer Discretionary	6.1
Utilities	4.5
Consumer Staples	4.4
Non-U.S. Government Agency ABS	3.8
Materials	2.3
Telecommunication Services	1.7
Real Estate	1.1
Short Term Investments	6.7
Net Long (Short) Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	10.82%
5 Year	9.65
10 Year	6.34
Class B Shares
1 Year	11.03%
5 Year	9.86
10 Year	6.56

For the year ended December 31, 2016, JNL/WMC Balanced Fund underperformed its primary benchmark by posting a return of 10.82% for Class A shares compared to 11.96% for the S&P 500 Index. The Fund outperformed its blended benchmark return of 8.77% for the 65% S&P 500 Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The equity portfolio outperformed the S&P 500 Index during the year. Allocation among sectors, as always a result of the bottom-up stock selection process, was the primary driver of relative performance during the year. Security selection also contributed to relative performance. Security selection within health care and industrials contributed most to relative performance while selection in consumer staples and information technology detracted from relative performance. Overweight exposure to financials and an underweight allocation to consumer staples had a positive impact on relative performance. Overweight exposure to health care and underweight to information technology partially offset this positive allocation effect.

Top contributors to relative performance within the equity portfolio included Bank of America Corp. (financials), JP Morgan Chase & Co. (financials) and Prudential Financial Inc. (financials). Not owning Allergan Plc (health care) also contributed to relative performance. Top detractors from relative performance within the equity portfolio included Wells Fargo & Co. (financials), AstraZeneca Plc (health care) and Cardinal Health Inc. (health care).

The largest purchases within the equity portfolio during the year were new positions in Sempra Energy (utilities) and Dow Chemical Co. (materials) and increasing our position in Bank of America Corp. (financials). The largest sells for the year were the trims of positions in Wells Fargo & Co. (financials) and Merck & Co. Inc. (health care) and elimination of Ameren Corp. (utilities).

During the year, the exposure to financials and consumer discretionary increased, and exposure to industrials and health care decreased. The equity portfolio also had less exposure to information technology and consumer staples at the end of the year relative to the prior year end.

The fixed income portfolio contributed positively to absolute and relative returns, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index during the year. Value added from security selection, the largest contributor to the sleeve’s relative outperformance, was driven primarily by selection within investment grade credit. Specifically, within investment grade credit, an overweight to and security selection within financials as well as security selection within industrials contributed to relative performance. An overweight to and security selection within taxable municipals also contributed to results. An out of benchmark allocation to collateralized loan obligations also contributed positively to relative performance as did positioning in high quality commercial mortgage backed securities. Partially offsetting positive results was the fixed income portfolio’s duration and yield curve positioning.

Over the year, the Fund was overweight corporates but incrementally reduced exposure. The Fund is currently positioned with short to neutral duration, modest overweights to investment grade credit and asset backed securities, and slightly underweight agency mortgage-backed security pass throughs.

At the end of the year, the Fund’s asset mix was aligned to its target, with 65% equities and 35% fixed income. While the fixed income portfolio did utilize bond futures during the year, these derivatives did not have a meaningful impact on the Fund.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL/WMC Value Fund Wellington Management Company, LLP (Unaudited)

The graph shows the change in value of an assumed $10,000 investment in the Fund’s Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund’s benchmark(s) performance for the same period.

JNL/WMC Value Fund (Class A)

Composition as of December 31, 2016:
Financials	27.2%
Information Technology	12.4
Energy	12.1
Industrials	11.7
Health Care	11.0
Consumer Discretionary	9.9
Consumer Staples	4.8
Utilities	3.3
Materials	2.6
Telecommunication Services	1.6
Short Term Investments	3.4
Total Investments	100.0%

Average Annual Total Returns
Class A Shares
1 Year	13.42%
5 Year	13.28
10 Year	6.36
Class B Shares
1 Year	13.66%
5 Year	13.50
10 Year	6.57

For the year ended December 31, 2016, JNL/WMC Value Fund underperformed its benchmark by posting a return of 13.42% for Class A shares compared to 17.34% for the Russell 1000 Value Index.

Stock selection detracted from overall relative performance. Selection within financials, industrials and health care were the largest detractors and was only partially offset by strong relative performance in energy. Sector allocation, a residual of our bottom-up process, contributed modestly to relative performance. Underweight allocations to real estate and consumer staples offset weaker performance from overweight allocations to consumer discretionary and health care.

Top contributors to relative performance included positions in Halliburton Co. (energy) and UnitedHealth Group Inc. (health care). Top relative detractors from performance included Norwegian Cruise Line Holdings Ltd. (consumer discretionary), Bristol-Myers Squibb Co. (health care) and Roche Holding AG (health care).

The largest purchases during the year included new positions in Philip Morris International Inc. (consumer staples), QUALCOMM Inc. (information technology) and Cognizant Technology Solutions Corp. (information technology). The largest sales during the year were Microsoft Corp. (information technology), Symantec Corp. (“Symantec”) (information technology) and Ingredion Inc. (“Ingredion”) (consumer staples). Both Symantec and Ingredion were eliminated during the year.

The Funds largest overweight exposure continues to be in consumer discretionary. The Fund’s overweight exposure to materials declined. The active exposure to financials increased to an overweight, though this was largely a result of the real estate industry being reclassified to its own sector in September (as the Fund was underweight that industry). The Fund increased its underweight exposure to the consumer staples and telecommunication services.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 76.5%
iShares Core MSCI Emerging Markets ETF (b)	13	$553
iShares Core S&P 500 ETF	25	5,724
iShares International Developed Real Estate ETF (b)	14	362
iShares JPMorgan USD Emerging Markets Bond ETF (b)	5	549
iShares MSCI EAFE ETF	60	3,440
SPDR S&P 500 ETF Trust	27	6,001
Vanguard FTSE Developed Markets ETF	143	5,207
Vanguard Global ex-U.S. Real Estate ETF	12	608
Vanguard Mid-Cap ETF	14	1,842
Vanguard MSCI Emerging Markets ETF	40	1,449
Vanguard REIT ETF	10	828
Vanguard Small-Cap ETF	5	653
Total Investment Companies (cost $26,640)		27,216
SHORT TERM INVESTMENTS 25.8%
Investment Companies 9.5%
JNL Money Market Fund, 0.34% (c) (d) (e)	3,379	3,379

	Shares/Par†	Value
Securities Lending Collateral 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	1,222	1,222
Treasury Securities 12.9%
Japan Treasury Bill
0.00%, 02/20/17, JPY	300,000	2,568
U.S. Treasury Bill
0.45%, 02/16/17 (f)	2,000	1,999
		4,567
Total Short Term Investments (cost $9,407)		9,168
Total Investments 102.3% (cost $36,047)		36,384
Other Derivative Instruments 1.1%		398
Other Assets and Liabilities, Net (3.4)%		(1,202)
Total Net Assets 100.0%		$35,580

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

(f) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/AB Dynamic Asset Allocation Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index Future	(3)	March 2017	AUD	(412)	$2	$(7)
Canadian Government Bond Future, 10-Year	3	March 2017	CAD	409	—	2
Euro Stoxx 50 Future	30	March 2017	EUR	962	5	22
FTSE 100 Index Future	2	March 2017	GBP	136	—	6
Hang Seng Index Future	(1)	January 2017	HKD	(1,078)	(1)	(3)
S&P 500 E-Mini Index Future	(34)	March 2017		(3,757)	15	(44)
S&P/Toronto Stock Exchange 60 Index Future	(3)	March 2017	CAD	(534)	4	(3)
Tokyo Price Index Future	8	March 2017	JPY	118,419	2	26
U.S. Treasury Note Future, 10-Year	29	March 2017		3,620	10	(16)
U.S. Treasury Note Future, 2-Year	11	March 2017		2,380	1	4
U.S. Treasury Note Future, 5-Year	10	March 2017		1,182	1	(5)
Ultra Long Term U.S. Treasury Bond Future	7	March 2017		1,116	7	6
					$46	$(12)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.93%	04/22/26	NZD	410	$1	$(12)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.75%	06/16/26	NZD	130	1	(5)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.58%	12/28/26	NZD	270	1	1
						$3	$(16)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	JPM	03/16/17	AUD	701	$505	$(15)
AUD/USD	SSB	03/16/17	AUD	64	46	(3)
AUD/USD	SSB	03/16/17	AUD	152	110	—
EUR/USD	SSB	03/16/17	EUR	515	545	(11)
GBP/USD	SSB	03/16/17	GBP	436	539	(9)
GBP/USD	SSB	03/16/17	GBP	30	37	—
JPY/USD	SSB	02/09/17	JPY	37,463	321	3
JPY/USD	RBS	03/16/17	JPY	57,048	490	(57)
JPY/USD	SSB	03/16/17	JPY	13,232	114	(3)
NOK/USD	GSC	03/16/17	NOK	744	86	(2)
NOK/USD	SSB	03/16/17	NOK	935	108	(2)
NZD/USD	JPM	03/16/17	NZD	245	170	(4)
NZD/USD	JPM	03/16/17	NZD	4	3	—
NZD/USD	SSB	03/16/17	NZD	154	107	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/AUD	BCL	03/16/17	AUD	(112)	(81)	1
USD/AUD	CIT	03/16/17	AUD	(112)	(81)	1
USD/AUD	SSB	03/16/17	AUD	(255)	(184)	7
USD/CAD	SSB	03/16/17	CAD	(292)	(218)	4
USD/CHF	JPM	03/16/17	CHF	(442)	(436)	4
USD/CHF	SSB	03/16/17	CHF	(268)	(264)	1
USD/EUR	SSB	03/16/17	EUR	(613)	(649)	9
USD/GBP	SSB	03/16/17	GBP	(646)	(797)	9
USD/JPY	SSB	02/09/17	JPY	(300,000)	(2,572)	251
USD/JPY	JPM	03/16/17	JPY	(39,169)	(336)	20
USD/JPY	SSB	03/16/17	JPY	(44,735)	(384)	(5)
USD/JPY	SSB	03/16/17	JPY	(34,293)	(294)	21
USD/NZD	SSB	03/16/17	NZD	(4)	(3)	—
USD/SEK	SSB	03/16/17	SEK	(2,266)	(250)	(1)
					$(3,368)	$216

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
Russell 2000 Index	CIT	3-Month LIBOR -0.62%	01/17/17	1,089	$133
					$133

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 96.9%
Investment Companies 48.8%
JNL Money Market Fund, 0.34% (b) (c) (d)	205,119	$205,119
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.00% (c) (d)	129,409	129,409
		334,528
Treasury Securities 48.1%
U.S. Treasury Bill
0.34%, 01/05/17 (d)	7,227	7,227
0.44%, 01/19/17 (d)	157	157
0.43%, 02/02/17 - 03/30/17	85,140	85,042
0.45%, 01/12/17 - 02/16/17 (d)	128,364	128,299
0.49%, 04/06/17	63,152	63,066
0.50%, 04/13/17	2,376	2,372
0.59%, 04/27/17	1,382	1,380
0.61%, 05/25/17 (d)	2,436	2,430

	Shares/Par†	Value
0.62%, 06/01/17 - 06/08/17 (d)	17,561	17,515
0.65%, 06/15/17 (d)	12,066	12,033
0.65%, 06/22/17	10,046	10,017
		329,538
Total Short Term Investments (cost $664,084)		664,066
Total Investments 96.9% (cost $664,084)		664,066
Other Derivative Instruments (0.8)%		(5,242)
Other Assets and Liabilities, Net 3.9%		26,535
Total Net Assets 100.0%		$685,359

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(d) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

The following schedules reflect the derivative investments for JNL/AQR Managed Futures Strategy Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate Future	(260)	June 2017	EUR	(65,178)	$(3)	$(18)
3-Month Euro Euribor Interest Rate Future	(375)	September 2017	EUR	(93,996)	(5)	(16)
3-Month Euro Euribor Interest Rate Future	(344)	December 2017	EUR	(86,211)	(5)	(18)
3-Month Euro Euribor Interest Rate Future	(354)	March 2018	EUR	(88,687)	—	(32)
3-Month Euro Euribor Interest Rate Future	(336)	June 2018	EUR	(84,165)	—	(30)
3-Month Euro Euribor Interest Rate Future	(254)	September 2018	EUR	(63,600)	—	(35)
3-Month Euro Euribor Interest Rate Future	(118)	December 2018	EUR	(29,542)	—	(13)
3-Month Euro Swiss Franc Interest Rate Future	(66)	June 2017	CHF	(16,631)	2	4
3-Month Euro Swiss Franc Interest Rate Future	(50)	September 2017	CHF	(12,600)	1	6
3-Month Euro Swiss Franc Interest Rate Future	(36)	December 2017	CHF	(9,068)	2	3
3-Month Sterling Interest Rate Future	(206)	June 2017	GBP	(25,637)	—	(6)
3-Month Sterling Interest Rate Future	(161)	September 2017	GBP	(20,027)	(2)	(12)
3-Month Sterling Interest Rate Future	(85)	December 2017	GBP	(10,564)	(1)	(14)
3-Month Sterling Interest Rate Future	(13)	March 2018	GBP	(1,615)	—	(2)
3-Month Sterling Interest Rate Future	(48)	June 2018	GBP	(5,964)	(2)	(3)
3-Month Sterling Interest Rate Future	(44)	September 2018	GBP	(5,466)	(2)	(2)
3-Month Sterling Interest Rate Future	(4)	December 2018	GBP	(496)	—	(1)
90-Day Eurodollar Future	(591)	June 2017		(146,101)	(15)	131
90-Day Eurodollar Future	(566)	September 2017		(139,792)	(14)	210
90-Day Eurodollar Future	(478)	December 2017		(117,897)	(12)	214
90-Day Eurodollar Future	(458)	March 2018		(112,821)	(17)	199
90-Day Eurodollar Future	(420)	June 2018		(103,296)	(26)	144
90-Day Eurodollar Future	(376)	September 2018		(92,332)	(23)	95
90-Day Eurodollar Future	(333)	December 2018		(81,618)	(25)	33
Amsterdam Exchanges Index Future	83	January 2017	EUR	7,889	10	136
ASX SPI 200 Index Future	158	March 2017	AUD	21,811	(111)	310
Australia Commonwealth Treasury Bond Future, 10-Year	(106)	March 2017	AUD	(13,436)	(12)	(76)
Australia Commonwealth Treasury Bond Future, 3-Year	(1,039)	March 2017	AUD	(116,012)	(70)	144
Brent Crude Oil Future ‡	333	March 2017		18,493	(10)	428
CAC40 10 Euro Future	143	January 2017	EUR	6,865	35	93
Canadian Bank Acceptance Future	(114)	March 2017	CAD	(28,243)	—	5
Canadian Bank Acceptance Future	(411)	June 2017	CAD	(101,771)	(4)	10
Canadian Bank Acceptance Future	(377)	September 2017	CAD	(93,258)	(7)	(18)
Canadian Government Bond Future, 10-Year	(149)	March 2017	CAD	(20,445)	(11)	(35)
Cocoa Future ‡	(143)	March 2017	GBP	(2,859)	62	476
Copper Future ‡	150	March 2017		9,537	66	(141)
Corn Future ‡	15	March 2017		267	2	(3)
Dow Jones Industrial Average E-Mini Index Future	238	March 2017		23,468	(46)	(2)
Euro Stoxx 50 Future	399	March 2017	EUR	12,848	67	237
Euro-Bobl Future	641	March 2017	EUR	85,206	(52)	471
Euro-BTP Future	(161)	March 2017	EUR	(21,378)	49	(431)
Euro-Bund Future	15	March 2017	EUR	2,464	(4)	(2)
Euro-Buxl Future	(4)	March 2017	EUR	(699)	11	6
Euro-OAT Future	10	March 2017	EUR	1,521	(5)	(3)
Euro-Schatz Future	2,492	March 2017	EUR	279,577	(26)	260
FTSE 100 Index Future	162	March 2017	GBP	11,146	(5)	340
FTSE/JSE Top 40 Index Future	(2)	March 2017	ZAR	(893)	—	—
FTSE/MIB Index Future	33	March 2017	EUR	3,108	6	63

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
German Stock Index Future	56	March 2017	EUR	15,819	33	242
Gold 100 oz. Future ‡	(4)	February 2017		(463)	1	2
Hang Seng China Enterprises Index Future	(12)	January 2017	HKD	(5,562)	(6)	(9)
IBEX 35 Index Future	39	January 2017	EUR	3,631	6	1
Japanese Government Bond Future, 10-Year	(10)	March 2017	JPY	(1,501,236)	3	(10)
KCBT Wheat Future ‡	(87)	March 2017		(1,856)	(15)	36
LME Aluminum Future ‡	89	March 2017		3,824	(114)	(58)
LME Copper Future ‡	6	March 2017		874	(44)	(44)
LME Nickel Future ‡	36	March 2017		2,470	(454)	(308)
LME Zinc Future ‡	29	March 2017		1,996	(117)	(130)
Low Sulphur Gas Oil Future ‡	311	February 2017		15,115	(54)	583
Mini MSCI Emerging EAFE Index Future	29	March 2017		2,433	3	(3)
Mini MSCI Emerging Markets Index Future	(9)	March 2017		(382)	3	(4)
NASDAQ 100 E-Mini Future	175	March 2017		17,072	(191)	(48)
Natural Gas Future ‡	139	February 2017		5,041	(108)	135
Nikkei 225 Future	47	March 2017	JPY	889,712	12	71
NY Harbor ULSD Future ‡	155	February 2017		10,833	53	417
OMX Stockholm 30 Index Future	283	January 2017	SEK	43,660	3	(73)
Palladium Future ‡	22	March 2017		1,637	18	(133)
Platinum Future ‡	(11)	April 2017		(508)	(2)	10
RBOB Gasoline Future ‡	83	February 2017		5,465	(31)	360
Russell 2000 Mini Index Future	158	March 2017		10,890	(45)	(171)
S&P 500 E-Mini Index Future	164	March 2017		18,460	(73)	(123)
S&P MidCap 400 E-Mini Index Future	76	March 2017		12,821	(52)	(212)
S&P/Toronto Stock Exchange 60 Index Future	180	March 2017	CAD	32,288	(241)	1
SGX FTSE China A50 Index Future	(58)	January 2017		(578)	(2)	—
SGX MSCI Singapore Index Future	93	January 2017	SGD	2,991	(13)	(12)
Silver Future ‡	15	March 2017		1,255	(17)	(56)
Sugar #11 (World Markets) Future ‡	89	March 2017		2,332	2	(387)
Tokyo Price Index Future	60	March 2017	JPY	902,826	15	71
U.K. Long Gilt Future	36	March 2017	GBP	4,492	(2)	47
U.S. Treasury Long Bond Future	(173)	March 2017		(25,955)	(130)	(108)
U.S. Treasury Note Future, 10-Year	(413)	March 2017		(51,295)	(141)	(33)
U.S. Treasury Note Future, 2-Year	(1,259)	March 2017		(272,984)	(79)	174
U.S. Treasury Note Future, 5-Year	(691)	March 2017		(81,338)	(113)	32
Ultra Long Term U.S. Treasury Bond Future	(125)	March 2017		(19,953)	(121)	(79)
WTI Crude Oil Future ‡	244	February 2017		12,815	(12)	293
					$(2,227)	$3,579

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	01/03/17	AUD	3,645	$2,630	$1
AUD/USD	CIT	01/04/17	AUD	3,890	2,807	(3)
AUD/USD	CIT	03/15/17	AUD	27,792	20,021	(613)
BRL/USD	CIT	03/15/17	BRL	53,130	16,006	752
CAD/USD	CIT	03/15/17	CAD	95,730	71,359	(560)
CAD/USD	CIT	03/15/17	CAD	2,134	1,590	6
CHF/USD	CIT	01/03/17	CHF	4	4	—
CLP/USD	CIT	03/15/17	CLP	898,018	1,334	(29)
CLP/USD	CIT	03/15/17	CLP	4,371,833	6,495	38
COP/USD	CIT	03/15/17	COP	4,976,610	1,638	(4)
COP/USD	CIT	03/15/17	COP	5,323,697	1,752	12
EUR/USD	CIT	01/03/17	EUR	3,036	3,196	22
EUR/USD	CIT	03/15/17	EUR	22,428	23,694	(346)
EUR/USD	CIT	03/15/17	EUR	10,156	10,729	125
GBP/USD	CIT	01/04/17	GBP	177	218	(1)
GBP/USD	CIT	03/15/17	GBP	9,614	11,869	(122)
GBP/USD	CIT	03/15/17	GBP	732	903	5
HKD/USD	CIT	01/03/17	HKD	1,120	144	—
HKD/USD	CIT	03/15/17	HKD	9,670	1,247	—
HUF/USD	CIT	01/03/17	HUF	87,992	299	3
HUF/USD	CIT	03/16/17	HUF	3,298,498	11,249	(62)
HUF/USD	CIT	03/16/17	HUF	1,516,058	5,170	49
IDR/USD	CIT	03/15/17	IDR	53,572,215	3,935	(23)
IDR/USD	CIT	03/15/17	IDR	53,047,345	3,896	60
ILS/USD	CIT	01/03/17	ILS	407	106	—
ILS/USD	CIT	03/15/17	ILS	15,287	3,976	(44)
ILS/USD	CIT	03/15/17	ILS	213	56	—
INR/USD	CIT	03/15/17	INR	380,287	5,559	(29)
INR/USD	CIT	03/15/17	INR	461,115	6,740	50
JPY/USD	CIT	01/04/17	JPY	43,931	376	(1)
JPY/USD	CIT	01/05/17	JPY	96,039	822	—
JPY/USD	CIT	03/15/17	JPY	1,075,980	9,238	(211)
JPY/USD	CIT	03/15/17	JPY	260,876	2,240	15
KRW/USD	CIT	03/15/17	KRW	29,455,491	24,390	(739)
MXN/USD	CIT	01/03/17	MXN	162	8	—
MXN/USD	CIT	01/04/17	MXN	436	21	—
MXN/USD	CIT	03/15/17	MXN	44,482	2,125	(14)
MXN/USD	CIT	03/15/17	MXN	263	13	—
NOK/USD	CIT	01/03/17	NOK	3,606	418	3
NOK/USD	CIT	03/15/17	NOK	414,718	48,050	(1,321)
NOK/USD	CIT	03/15/17	NOK	1,332	154	2
NZD/USD	CIT	01/04/17	NZD	2,263	1,572	—
NZD/USD	CIT	01/05/17	NZD	2,269	1,576	(3)
NZD/USD	CIT	03/15/17	NZD	171,984	119,223	(2,759)
NZD/USD	CIT	03/15/17	NZD	17,515	12,142	88
PHP/USD	CIT	03/15/17	PHP	214,889	4,312	53
PLN/USD	CIT	01/03/17	PLN	1,375	329	3
PLN/USD	CIT	03/15/17	PLN	34,702	8,283	94
SEK/USD	CIT	01/03/17	SEK	18,869	2,071	7
SEK/USD	CIT	03/15/17	SEK	64,685	7,130	(15)
SEK/USD	CIT	03/15/17	SEK	443,162	48,848	625
SGD/USD	CIT	03/15/17	SGD	4,989	3,443	(31)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
SGD/USD	CIT	03/15/17	SGD	27	19	—
TRY/USD	CIT	03/15/17	TRY	13,871	3,873	(9)
TRY/USD	CIT	03/15/17	TRY	1,264	353	1
TWD/USD	CIT	03/15/17	TWD	74,470	2,318	(22)
TWD/USD	CIT	03/15/17	TWD	8,414	261	—
USD/AUD	CIT	01/03/17	AUD	(3,645)	(2,630)	(4)
USD/AUD	CIT	01/04/17	AUD	(3,890)	(2,807)	5
USD/AUD	CIT	03/15/17	AUD	(54,208)	(39,052)	(264)
USD/AUD	CIT	03/15/17	AUD	(8,885)	(6,400)	40
USD/BRL	CIT	03/15/17	BRL	(6,971)	(2,099)	(134)
USD/BRL	CIT	03/15/17	BRL	(54)	(16)	—
USD/CAD	CIT	03/15/17	CAD	(24,592)	(18,332)	(219)
USD/CAD	CIT	03/15/17	CAD	(377)	(281)	1
USD/CHF	CIT	03/15/17	CHF	(280)	(278)	—
USD/CLP	CIT	03/15/17	CLP	(2,184,253)	(3,245)	(11)
USD/CLP	CIT	03/15/17	CLP	(30,130)	(45)	—
USD/COP	CIT	03/15/17	COP	(1,340,473)	(441)	(11)
USD/COP	CIT	03/15/17	COP	(193,236)	(64)	—
USD/EUR	CIT	01/03/17	EUR	(3,036)	(3,196)	(19)
USD/EUR	CIT	03/15/17	EUR	(19,571)	(20,675)	(184)
USD/EUR	CIT	03/15/17	EUR	(143,245)	(151,327)	2,114
USD/GBP	CIT	01/04/17	GBP	(177)	(218)	—
USD/GBP	CIT	03/15/17	GBP	(9,279)	(11,456)	(99)
USD/GBP	CIT	03/15/17	GBP	(45,144)	(55,735)	961
USD/HKD	CIT	03/15/17	HKD	(12,429)	(1,602)	—
USD/HUF	CIT	01/03/17	HUF	(87,992)	(300)	(3)
USD/HUF	CIT	03/16/17	HUF	(2,062,648)	(7,035)	(49)
USD/HUF	CIT	03/16/17	HUF	(1,119,593)	(3,817)	23
USD/IDR	CIT	03/15/17	IDR	(2,061,472)	(151)	(1)
USD/IDR	CIT	03/15/17	IDR	(10,992,038)	(807)	—
USD/ILS	CIT	01/03/17	ILS	(407)	(106)	—
USD/ILS	CIT	03/15/17	ILS	(5,547)	(1,443)	(9)
USD/ILS	CIT	03/15/17	ILS	(14,669)	(3,814)	40
USD/INR	CIT	03/15/17	INR	(193,129)	(2,822)	(31)
USD/INR	CIT	03/15/17	INR	(60,270)	(881)	—
USD/JPY	CIT	01/04/17	JPY	(43,931)	(376)	—
USD/JPY	CIT	01/05/17	JPY	(96,039)	(822)	2
USD/JPY	CIT	03/15/17	JPY	(3,589,469)	(30,821)	(323)
USD/JPY	CIT	03/15/17	JPY	(1,480,423)	(12,712)	364
USD/KRW	CIT	03/15/17	KRW	(49,578,674)	(41,053)	1,139
USD/MXN	CIT	01/03/17	MXN	(162)	(8)	—
USD/MXN	CIT	01/04/17	MXN	(436)	(21)	—
USD/MXN	CIT	03/15/17	MXN	(299,890)	(14,330)	(59)
USD/MXN	CIT	03/15/17	MXN	(77,158)	(3,686)	43
USD/NOK	CIT	01/03/17	NOK	(3,606)	(418)	(2)
USD/NOK	CIT	03/15/17	NOK	(227,164)	(26,320)	(149)
USD/NOK	CIT	03/15/17	NOK	(9,964)	(1,154)	17
USD/NZD	CIT	01/04/17	NZD	(2,263)	(1,572)	2
USD/NZD	CIT	01/05/17	NZD	(2,269)	(1,576)	2
USD/NZD	CIT	03/15/17	NZD	(9,880)	(6,848)	(32)
USD/NZD	CIT	03/15/17	NZD	(35,499)	(24,609)	545
USD/PHP	CIT	03/15/17	PHP	(425,773)	(8,544)	(83)
USD/PLN	CIT	01/03/17	PLN	(1,375)	(329)	(3)
USD/PLN	CIT	03/15/17	PLN	(57,576)	(13,742)	(70)
USD/PLN	CIT	03/15/17	PLN	(23,887)	(5,701)	26
USD/SEK	CIT	01/03/17	SEK	(18,869)	(2,071)	(5)
USD/SEK	CIT	03/15/17	SEK	(641,880)	(70,752)	(356)
USD/SEK	CIT	03/15/17	SEK	(162,944)	(17,961)	51
USD/SGD	CIT	03/15/17	SGD	(462)	(319)	(1)
USD/SGD	CIT	03/15/17	SGD	(9,559)	(6,599)	111
USD/TRY	CIT	03/15/17	TRY	(17,233)	(4,812)	(35)
USD/TRY	CIT	03/15/17	TRY	(113,171)	(31,605)	526
USD/TWD	CIT	03/15/17	TWD	(8,097)	(252)	(2)
USD/TWD	CIT	03/15/17	TWD	(3,718)	(117)	—
USD/ZAR	CIT	01/03/17	ZAR	(259)	(19)	—
USD/ZAR	CIT	03/15/17	ZAR	(1,046)	(76)	—
ZAR/USD	CIT	01/03/17	ZAR	259	19	—
ZAR/USD	CIT	03/15/17	ZAR	138,895	9,979	(44)
ZAR/USD	CIT	03/15/17	ZAR	239,846	17,233	239
					$(120,839)	$(898)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Bovespa Index Future, Expiration February 2017	BOA	N/A	02/15/17	BRL	4,235	$13
Hang Seng Index Future, Expiration January 2017	BOA	N/A	01/31/17	HKD	4,311	10
MSCI Taiwan Index Future, Expiration January 2017	BOA	N/A	01/23/17		5,562	76
OMX Stockholm 30 Index Future, Expiration January 2017	BOA	N/A	01/20/17	SEK	30,168	(43)
Cotton No. 2 Future, Expiration March 2017 ‡	CIT	N/A	03/23/17		683	(11)
Soybean Future, Expiration March 2017 ‡	CIT	N/A	03/16/17		14,136	(532)
Soybean Meal Future, Expiration March 2017 ‡	CIT	N/A	03/16/17		2,377	(34)
Soybean Oil Future, Expiration March 2017 ‡	CIT	N/A	03/23/17		1,415	(105)
Coffee 'C' Future, Expiration March 2017 ‡	MLP	N/A	03/31/17		994	(172)
Cotton No. 2 Future, Expiration March 2017 ‡	MLP	N/A	03/23/17		1,186	(21)
Soybean Future, Expiration March 2017 ‡	MLP	N/A	03/16/17		936	(32)
Soybean Meal Future, Expiration March 2017 ‡	MLP	N/A	03/16/17		3,983	(58)
Soybean Oil Future, Expiration March 2017 ‡	MLP	N/A	03/23/17		1,628	(110)
Hang Seng Index Future, Expiration January 2017	MSC	N/A	01/31/17	HKD	23,745	53
KOSPI 200 Future, Expiration March 2017	MSC	N/A	03/10/17	KRW	11,331,661	307
MSCI Taiwan Index Future, Expiration January 2017	MSC	N/A	01/23/17		4,223	40
SGX MSCI Singapore Index Future, Expiration January 2017	MSC	N/A	01/31/17	SGD	1,057	(1)
						$(620)
Total return swap agreements - paying return
FUTURES
Swiss Market Index Future, Expiration March 2017	BOA	N/A	03/17/17	CHF	(4,479)	$(96)
Cocoa Future, Expiration March 2017 ‡	CIT	N/A	03/31/17		(1,557)	303
KCBT Wheat Future, Expiration March 2017 ‡	CIT	N/A	03/31/17		(708)	18
Wheat Future, Expiration March 2017 ‡	CIT	N/A	03/16/17		(2,551)	83
Cocoa Future, Expiration March 2017 ‡	MLP	N/A	03/31/17		(1,228)	186
KCBT Wheat Future, Expiration March 2017 ‡	MLP	N/A	03/31/17		(294)	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Lean Hogs Future, Expiration February 2017 ‡	MLP	N/A	02/14/17	(44)	(9)
Live Cattle Future, Expiration February 2017 ‡	MLP	N/A	03/15/17	(869)	(60)
Wheat Future, Expiration March 2017 ‡	MLP	N/A	03/16/17	(4,479)	154
SGX Nifty 50 Index Future, Expiration January 2017	MSC	N/A	01/25/17	(226)	(3)
					$577

1Notional amount is stated in USD unless otherwise noted.

‡All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/BlackRock Global Allocation Fund * (a)
COMMON STOCKS 53.9%
Consumer Discretionary 8.0%
Amazon.com Inc. (b) (c)	37	$27,658
Comcast Corp. - Class A	260	17,958
Lowe's Cos. Inc.	214	15,238
Maruti Suzuki India Ltd.	34	2,640
Suzuki Motor Corp.	340	11,937
Other Securities		222,547
		297,978
Consumer Staples 3.7%
Danone SA	238	15,086
Edgewell Personal Care Co. (b)	177	12,895
Nestle SA	303	21,740
Unilever NV - CVA	387	15,909
Other Securities		70,650
		136,280
Energy 4.6%
Anadarko Petroleum Corp.	320	22,319
BP Plc - ADR (d)	349	13,038
BP Plc	178	1,117
Marathon Petroleum Corp.	629	31,662
Reliance Industries Ltd.	894	14,223
Royal Dutch Shell Plc - Class A	102	2,791
Royal Dutch Shell Plc - Class A - ADR	337	18,312
Other Securities		66,784
		170,246
Financials 8.2%
Bank of America Corp.	1,262	27,885
Berkshire Hathaway Inc. - Class A (b)	-	13,915
Berkshire Hathaway Inc. - Class B (b)	82	13,436
Citigroup Inc.	280	16,618
Goldman Sachs Group Inc.	48	11,510
HSBC Holdings Plc	1,894	15,282
JPMorgan Chase & Co.	268	23,099
Sumitomo Mitsui Financial Group Inc.	351	13,386
Other Securities		167,829
		302,960
Health Care 6.4%
Aetna Inc. (c)	123	15,209
Anthem Inc.	78	11,185
Gilead Sciences Inc.	260	18,593
Pfizer Inc.	660	21,449
Other Securities		170,315
		236,751
Industrials 6.8%
Airbus Group NV	200	13,183
Kyushu Railway Co.	95	2,485
SKF AB - Class B	750	13,752
United Continental Holdings Inc. (b)	226	16,485
Other Securities		207,412
		253,317
Information Technology 7.9%
Alibaba Group Holding Ltd. - ADS (b)	124	10,861
Alphabet Inc. - Class C (b)	49	37,967
Apple Inc. (e)	536	62,100
Facebook Inc. - Class A (b)	247	28,419
Other Securities		153,346
		292,693
Materials 3.0%
EI du Pont de Nemours & Co.	208	15,257
Shin-Etsu Chemical Co. Ltd.	181	14,000
Other Securities		81,834
		111,091
Real Estate 2.1%
Global Logistic Properties Ltd.	5,783	8,756
Other Securities		68,759
		77,515
Telecommunication Services 1.6%
Vodafone Group Plc	5,450	13,411
	Shares/Par†	Value
Vodafone Group Plc - ADR	204	4,994
Other Securities		42,980
		61,385
Utilities 1.6%
NextEra Energy Inc.	128	15,253
Other Securities		43,976
		59,229
Total Common Stocks (cost $1,881,889)		1,999,445
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.26%, (callable at 25 beginning 02/21/17)	120	3,096
Other Securities		3,899
Total Trust Preferreds (cost $7,164)		6,995
PREFERRED STOCKS 2.3%
Consumer Discretionary 0.1%
Other Securities		4,544
Financials 0.3%
Other Securities		10,915
Health Care 0.7%
Anthem Inc., 5.25%, 05/01/18 (f)	188	8,845
Other Securities		16,776
		25,621
Industrials 0.1%
Other Securities		1,914
Information Technology 0.8%
Uber Technologies Inc. (b) (g) (h) (i)	303	14,977
Other Securities		15,144
		30,121
Real Estate 0.1%
Other Securities		5,301
Telecommunication Services 0.0%
Other Securities		118
Utilities 0.2%
Other Securities		8,151
Total Preferred Stocks (cost $86,941)		86,685
WARRANTS 0.0%
Other Securities		179
Total Warrants (cost $0)		179
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Other Securities		2,472
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,194)		2,472
CORPORATE BONDS AND NOTES 5.9%
Consumer Discretionary 0.2%
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (j) (k)	2,346	2,463
Other Securities		4,028
		6,491
Consumer Staples 0.1%
Edgewell Personal Care Co.
4.70%, 05/19/21	1,761	1,852
4.70%, 05/24/22	1,609	1,657
Other Securities		8
		3,517
Energy 0.5%
Petroleos Mexicanos
4.61%, 03/11/22 (j) (l)	3,192	3,292
4.63%, 09/21/23 (j)	3,550	3,453
YPF SA
8.50%, 07/28/25 (d) (j)	7,332	7,435
Other Securities		4,605
		18,785
Financials 2.6%
Bank of America Corp.
2.00%, 01/11/18	1,627	1,631
2.60%, 01/15/19	1,586	1,599

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,239	2,228
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (d) (k)	3,692	3,729
1.80%, 02/05/18	4,585	4,584
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	3,295	3,328
5.70%, (callable at 100 beginning 05/10/19) (d) (k)	3,164	3,242
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (f) (k)	5,700	5,607
JPMorgan Chase & Co.
2.30%, 08/15/21	4,375	4,290
4.35%, 08/15/21	1,332	1,424
1.94%, 01/15/23 (l)	3,486	3,498
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	1,575	1,674
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	2,205	2,216
Other Securities		58,697
		97,747
Health Care 0.5%
Other Securities		16,628
Industrials 0.2%
Other Securities		7,528
Information Technology 0.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	3,091	3,089
Other Securities		15,690
		18,779
Materials 0.4%
Other Securities		13,516
Real Estate 0.2%
Global Logistic Properties Ltd.
3.88%, 06/04/25 (j)	4,885	4,742
Other Securities		3,924
		8,666
Telecommunication Services 0.7%
Other Securities		25,832
Total Corporate Bonds And Notes (cost $242,760)		217,489
VARIABLE RATE SENIOR LOAN INTERESTS 0.8% (l)
Consumer Discretionary 0.3%
Other Securities		9,092
Energy 0.2%
Other Securities		8,321
Financials 0.2%
Other Securities		6,939
Industrials 0.0%
Other Securities		1,550
Materials 0.1%
Other Securities		2,639
Total Variable Rate Senior Loan Interests (cost $32,087)		28,541
GOVERNMENT AND AGENCY OBLIGATIONS 17.1%
Mortgage-Backed Securities 0.6%
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (m)	23,317	23,147
Sovereign 9.4%
Argentina Republic Government International Bond
6.88%, 04/22/21 (j)	6,371	6,785
3.88%, 01/15/22, EUR (g)	694	699
7.50%, 04/22/26 (j)	6,136	6,443
7.13%, 07/06/36 (j)	6,170	5,869
Australia Government Bond
5.75%, 05/15/21, AUD	18,970	15,723
5.75%, 07/15/22, AUD	34,066	28,940
Brazil Government International Bond
4.88%, 01/22/21 (d)	2,305	2,374
2.88%, 04/01/21, EUR	1,978	2,121
	Shares/Par†	Value
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	24,140	7,326
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	31,001	9,173
Bundesobligation
0.00%, 04/09/21, EUR (n)	5,299	5,725
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (g)	17,390	17,965
Canada Government Bond
0.25%, 05/01/18, CAD	16,108	11,928
0.50%, 08/01/18, CAD	41,026	30,424
0.75%, 03/01/21, CAD	10,257	7,539
Canada Housing Trust No. 1
1.25%, 06/15/21, CAD (j)	10,500	7,752
Japan Government Bond
0.10%, 03/15/17, JPY	705,750	6,043
0.10%, 03/15/18, JPY	2,056,950	17,674
0.10%, 10/15/18, JPY	2,693,300	23,163
Mexico Bonos
6.50%, 06/10/21, MXN	575,664	27,079
New Zealand Government Bond
6.00%, 05/15/21, NZD	22,691	17,899
Poland Government Bond
5.25%, 10/25/20, PLN	20,477	5,345
5.75%, 10/25/21, PLN	17,491	4,709
3.25%, 07/25/25, PLN	37,410	8,773
2.50%, 07/25/26, PLN	38,374	8,331
Poland Government International Bond
5.00%, 03/23/22	1,395	1,520
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	10,350	13,707
Other Securities		47,255
		348,284
Treasury Inflation Indexed Securities 2.7%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (o)	2,067	1,923
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (p)	33,505	33,695
0.63%, 01/15/26 (c) (p)	35,631	35,938
0.13%, 07/15/26 (p)	30,933	29,908
		101,464
U.S. Treasury Securities 4.4%
U.S. Treasury Note
0.88%, 01/31/17 (q)	10,651	10,656
1.13%, 07/31/21	8,580	8,286
1.25%, 10/31/21	148,488	143,844
		162,786
Total Government And Agency Obligations (cost $665,635)		635,681
INVESTMENT COMPANIES 2.9%
iShares Gold Trust Fund (b) (q) (r)	741	8,206
iShares iBoxx $ High Yield Corporate Bond ETF (d) (r)	43	3,751
SPDR Gold Trust ETF (b) (e) (q)	842	92,307
Other Securities		5,283
Total Investment Companies (cost $125,287)		109,547
SHORT TERM INVESTMENTS 17.6%
Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (r) (s)	49,252	49,252
Treasury Securities 16.3%
Japan Treasury Bill
0.00%, 01/16/17, JPY	4,540,000	38,849
0.00%, 01/30/17, JPY	2,290,000	19,597
0.00%, 02/13/17, JPY	4,810,000	41,169
0.00%, 02/27/17, JPY	4,640,000	39,718
0.00%, 03/10/17, JPY	2,260,000	19,347
0.00%, 03/21/17, JPY	4,670,000	39,982
0.00%, 06/12/17, JPY	4,670,000	40,010
U.S. Treasury Bill
0.45%, 01/12/17	21,000	20,997
0.44%, 01/19/17	46,000	45,992
0.35%, 01/26/17	39,000	38,990
0.43%, 02/02/17	81,000	80,970

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
0.45%, 02/09/17	56,000	55,972
0.45%, 02/16/17	43,000	42,975
0.46%, 02/23/17	30,000	29,980
0.47%, 03/02/17	35,000	34,973
0.44%, 03/09/17	10,000	9,991
0.49%, 03/23/17	6,000	5,993
		605,505
Total Short Term Investments (cost $674,807)		654,757
Total Investments 100.8% (cost $3,719,764)		3,741,791
Total Securities Sold Short (0.8)% (proceeds $30,300)		(31,371)
Total Purchased Options 1.2% (cost $17,899)		45,811
Other Derivative Instruments 0.5%		19,933
Other Assets and Liabilities, Net (1.7)%		(65,064)
Total Net Assets 100.0%		$3,711,100

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Convertible security.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $114,060 and 3.1%, respectively.

(k) Perpetual security.

(l) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $23,215.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Treasury inflation indexed note, par amount is not adjusted for inflation.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Consumer Staples (0.1%)
Procter & Gamble Co.	(64)	$(5,383)
Financials (0.3%)
Bank of Montreal	(69)	(4,998)
Royal Bank of Canada	(87)	(5,867)
		(10,865)
	Shares/Par†	Value
Materials (0.2%)
Ecolab Inc.	(44)	(5,187)
LafargeHolcim Ltd.	(45)	(2,384)
		(7,571)
Real Estate (0.2%)
ProLogis Inc.	(143)	(7,552)
Total Common Stocks (proceeds $30,300)		(31,371)
Total Securities Sold Short (0.8%) (proceeds $30,300)		$(31,371)

Summary of Investments by Country^	Total Long Term Investments
Argentina	1.0%
Australia	2.0
Belgium	0.5
Bermuda	—
Brazil	0.8
Canada	2.7
Chile	—
China	0.6
Czech Republic	—
Finland	0.3
France	3.4
Germany	2.8
Hong Kong	0.6
Hungary	0.4
India	1.0
Indonesia	0.4
Ireland	0.1
Israel	0.3
Italy	1.2
Japan	12.5
Luxembourg	—
Marshall Islands	0.1
Mexico	1.2
Netherlands	2.9
New Zealand	0.6
Poland	0.9
Portugal	0.1
Romania	0.1
Saudi Arabia	0.1
Singapore	0.9
South Korea	0.8
Spain	0.7
Sweden	0.7
Switzerland	1.2
Taiwan	0.3

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Thailand	0.2
Turkey	0.1
United Arab Emirates	0.4
United Kingdom	4.3
United States of America	53.8
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AliphCom Inc., 0.00%, 04/01/20	04/28/15	$13,943	$496	—%
Argentina Republic Government International Bond, 3.88%, 01/15/22	12/15/16	699	699	—
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	220	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/24/16	18,903	17,965	0.5
Delta Topco Ltd., 10.00%, 11/24/60	05/03/12	3,203	2,120	0.1
Domo Inc. - Series E	04/02/15	5,514	5,317	0.1
Dropbox Inc. - Series C	01/29/14	7,795	3,587	0.1
Grand Rounds Inc. - Series C	04/01/15	1,774	1,757	0.1
Indonesia Government International Bond, 4.88%, 05/05/21	11/28/16	1,016	1,009	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,892	123	—
Logistics UK 2015 Plc, Series 2015-F-1A, 4.00%, 08/20/18	08/04/15	3,194	2,472	0.1
Lookout Inc.	03/05/15	237	115	—
Lookout Inc. - Series F	09/22/14	3,242	2,724	0.1
Palantir Technologies Inc.	02/10/14	3,142	3,516	0.1
REI Agro Ltd., 0.00%, 11/13/14	11/13/11	184	1	—
REI Agro Ltd., 0.00%, 11/13/14	02/08/12	606	3	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	08/01/16	736	646	—
Telefonica SA, 6.00%, 07/24/17	07/18/14	1,758	1,290	—
Uber Technologies Inc.	06/09/14	4,702	14,977	0.4
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/15	1,264	1,310	—
		$74,512	$60,347	1.6%

The following schedules reflect the derivative investments for JNL/BlackRock Global Allocation Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index Future	4	March 2017	AUD	554	$(3)	$6
Euro Stoxx 50 Future	(341)	March 2017	EUR	(10,903)	(57)	(285)
Mini MSCI Emerging Markets Index Future	(131)	March 2017		(5,638)	38	12
NASDAQ 100 E-Mini Future	34	March 2017		3,310	(37)	(2)
S&P 500 E-Mini Index Future	(741)	March 2017		(82,909)	330	58
Tokyo Price Index Future	72	March 2017	JPY	1,068,633	18	214
Yen Denominated Nikkei 225 Future	(50)	March 2017	JPY	(469,404)	(3)	(58)
					$286	$(55)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	3.03%	04/19/27		64,554	$(207)	$(656)
3-Month LIBOR	Paying	0.99%	07/05/20		28,038	16	(613)
3-Month LIBOR	Paying	1.02%	07/05/20		27,974	16	(598)
3-Month LIBOR	Paying	1.02%	07/05/20		27,974	16	(596)
3-Month LIBOR	Paying	1.06%	07/05/20		27,974	16	(575)
3-Month LIBOR	Paying	1.18%	07/19/20		28,195	16	(517)
3-Month LIBOR	Paying	1.21%	07/19/20		28,195	16	(504)
3-Month LIBOR	Paying	1.22%	07/19/20		28,195	16	(497)
6-Month Euribor	Receiving	0.02%	04/09/21	EUR	4,905	—	(4)
6-Month Euribor	Receiving	0.37%	08/15/26	EUR	17,390	19	446
6-Month GBP LIBOR	Receiving	0.54%	07/02/20	GBP	21,451	(8)	162
6-Month GBP LIBOR	Receiving	0.57%	07/02/20	GBP	21,557	(8)	146
6-Month GBP LIBOR	Receiving	0.56%	07/02/20	GBP	21,557	(8)	148
6-Month GBP LIBOR	Receiving	0.58%	07/02/20	GBP	21,557	(8)	137
6-Month GBP LIBOR	Receiving	0.61%	07/16/20	GBP	21,688	(7)	127

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month GBP LIBOR	Receiving	0.64%	07/16/20	GBP	21,688	(7)	111
6-Month GBP LIBOR	Receiving	0.60%	07/16/20	GBP	21,688	(7)	130
						$(129)	$(3,153)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[3]
CDX.NA.HY.27	5.00%	12/20/21	(8,698)	$538	$6	$186
CDX.NA.IG.27	1.00%	12/20/21	(40,963)	620	8	115
iTraxx Europe Crossover Series 26	5.00%	12/20/21	(17,761)	1,777	32	351
				$2,935	$46	$652

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†		Value
Foreign Currency Options
Euro versus USD	DUB	Call		1.11	05/04/17	EUR	16,531,718	$162
Euro versus USD	GSC	Call		1.10	04/20/17	EUR	15,692,241	144
Euro versus USD	MSC	Call		1.12	04/06/17	EUR	23,207,610	124
Japanese Yen versus USD	DUB	Call	JPY	110.25	03/15/17		22,971,551	1,354
Japanese Yen versus USD	JPM	Call	JPY	111.25	02/17/17		22,974,522	1,149
Japanese Yen versus USD	UBS	Call	JPY	112.75	03/23/17		23,020,895	992
								$3,925
Index Options
Euro Stoxx 50 Index	CIT	Call	EUR	3,150.00	06/16/17		2,523	$525
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18		1,006	197
Euro Stoxx 50 Index	MSC	Call	EUR	3,125.00	03/17/17		1,471	328
Euro Stoxx 50 Index	MSC	Call	EUR	3,025.00	03/17/17		676	208
Euro Stoxx 50 Index	MSC	Call	EUR	3,025.00	03/17/17		675	208
Stoxx Europe 600 Index	CSI	Call	EUR	355.61	03/18/17		18,174	268
Tokyo Price Index	BNP	Call	JPY	1,438.66	04/14/17		858,854	788
Tokyo Price Index	BOA	Call	JPY	1,520.00	03/10/17		659,066	270
Tokyo Price Index	CGM	Call	JPY	1,550.00	02/10/17		799,231	134
Tokyo Price Index	GSC	Call	JPY	1,550.00	01/13/17		806,704	41
Tokyo Price Index	SGB	Call	JPY	1,500.00	02/10/17		599,145	238
Tokyo Price Index ‡	UBS	Call	JPY	1,560.00	03/10/17		766,428	188
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		307	180
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		160	94
Bovespa Index	BOA	Put	BRL	59,177.00	04/12/17		227	133
Euro Stoxx 50 Index	BCL	Put	EUR	3,000.00	01/20/17		4,589	15
Russell 2000 Index	GSC	Put		1,340.00	01/20/17		10,325	160
S&P 500 Index	BNP	Put		2,225.00	01/20/17		11,452	207
S&P 500 Index	CGM	Put		2,195.00	02/17/17		6,427	170
S&P 500 Index	JPM	Put		2,150.00	02/17/17		6,891	120
S&P 500 Index	MSC	Put		2,150.00	03/17/17		6,886	207
								$4,679
Interest Rate Swaptions
3-Month LIBOR	GSC	Call		2.00%	04/12/17		187,794,391	$430
3-Month LIBOR	GSC	Put		1.99	04/12/17		45,550,000	1,512
3-Month LIBOR	GSC	Put		1.96	04/11/17		45,471,000	1,604
6-Month British Bankers' Association Yen LIBOR	DUB	Put		1.07	04/04/18	JPY	489,328,000	2
6-Month Euribor	GSC	Put		1.50	06/09/17	EUR	8,644,362	252
								$3,800
Options on Securities
Aflac Inc.	GSC	Call		85.00	01/19/18		103,786	$62
Allstate Corp.	GSC	Call		80.00	01/19/18		66,089	181
Apple Inc.	UBS	Call		110.00	09/17/17		67,896	804
Apple Inc.	UBS	Call		110.00	09/17/17		60,103	712

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†	Value
Baker Hughes Inc.	GSC	Call		40.00	01/19/18	144,306	1,191
Capital One Financial Corp.	GSC	Call		80.00	01/19/18	147,720	2,053
Charles Schwab Corp.	GSC	Call		40.00	01/19/18	202,438	911
CIT Group Inc.	GSC	Call		42.00	01/19/18	88,774	466
Citigroup Inc.	GSC	Call		55.00	01/19/18	202,438	1,984
CME Group Inc.	GSC	Call		115.00	01/19/18	71,036	686
Comerica Inc.	GSC	Call		55.00	01/19/18	124,141	2,020
E*TRADE Financial Corp.	GSC	Call		35.00	01/19/18	183,854	822
Fifth Third Bancorp	GSC	Call		25.00	01/19/18	202,438	825
Franklin Resources Inc.	GSC	Call		45.00	01/19/18	182,769	466
JPMorgan Chase & Co.	GSC	Call		70.00	01/19/18	202,438	3,725
KeyCorp	GSC	Call		15.00	01/19/18	202,438	835
Lincoln National Corp.	GSC	Call		55.00	01/19/18	122,962	1,826
Manulife Financial Corp.	GSC	Call	CAD	22.00	01/19/18	202,438	412
MetLife Inc.	GSC	Call		52.50	01/19/18	202,438	1,265
Morgan Stanley	GSC	Call		35.00	01/19/18	202,438	1,923
Qualcomm Inc.	DUB	Call		52.50	05/19/17	117,608	1,582
Regions Financial Corp.	GSC	Call		12.00	01/19/18	202,438	658
SPDR Gold Shares ETF ‡	SGB	Call		121.00	01/20/17	105,955	6
SPDR Gold Shares ETF ‡	SGB	Call		120.00	02/17/17	81,184	22
State Street Corp.	GSC	Call		72.50	01/19/18	136,964	1,558
SunTrust Banks Inc.	GSC	Call		55.00	01/19/18	202,438	1,159
Synchrony Financial	GSC	Call		35.00	01/19/18	202,438	1,022
TD Ameritrade Holding Corp.	GSC	Call		40.00	01/19/18	172,546	1,242
Travelers Cos. Inc.	GSC	Call		135.00	01/19/18	62,608	238
Wells Fargo & Co.	GSC	Call		55.00	01/19/18	202,438	1,124
Zions Bancorp	GSC	Call		35.00	01/19/18	165,978	1,627
							$33,407

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Options on Securities
Tiffany & Co.	Call	72.50	02/17/17	256	$(166)
Tiffany & Co.	Call	75.00	02/17/17	257	(121)
Whole Foods Market Inc.	Call	33.00	02/17/17	827	(45)
					$(332)

OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price		Exercise Price		Expiration	Notional1/ Contracts†	Value
Barrier Options
Euro Stoxx 50 Index	DUB	Put	Down-and-In	EUR	2,165.83	EUR	2,586.07	09/21/18	1,006	$(91)
										$(91)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†		Value
Foreign Currency Options
Euro versus USD	DUB	Put		1.04	05/04/17	EUR	16,531,718	$(279)
Euro versus USD	GSC	Put		1.03	04/20/17	EUR	15,692,241	(217)
Euro versus USD	MSC	Put		1.05	04/06/17	EUR	23,207,610	(400)
Japanese Yen versus USD	DUB	Call	JPY	117.00	03/15/17		22,971,551	(470)
Japanese Yen versus USD	JPM	Call	JPY	116.50	02/17/17		22,974,522	(434)
Japanese Yen versus USD	UBS	Call	JPY	118.00	03/23/17		23,020,895	(409)
Japanese Yen versus USD	DUB	Put	JPY	103.00	03/15/17		22,971,551	(28)
Japanese Yen versus USD	JPM	Put	JPY	103.00	02/17/17		22,974,522	(11)
Japanese Yen versus USD	UBS	Put	JPY	105.00	03/23/17		23,020,895	(55)
Mexican Peso versus USD	GSC	Call	MXN	21.75	04/05/17		11,701,396	(176)
New Zealand Dollar versus USD	GSC	Call		0.73	05/04/17	NZD	16,381,954	(105)
New Zealand Dollar versus USD	GSC	Put		0.66	05/04/17	NZD	16,381,954	(132)
Norwegian Krone versus USD	UBS	Call	NOK	9.05	04/05/17		11,686,967	(104)
South African Rand versus USD	UBS	Call	ZAR	15.75	02/17/17		11,487,261	(25)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†		Value
South African Rand versus USD	UBS	Put	ZAR	13.60	02/17/17		11,487,261	(217)
								$(3,062)
Index Options
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17		307	$(170)
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17		160	(89)
Bovespa Index	BOA	Call	BRL	64,946.76	04/12/17		227	(126)
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17		160	(17)
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17		307	(33)
Bovespa Index	BOA	Put	BRL	50,300.45	04/12/17		227	(25)
Euro Stoxx 50 Index	MSC	Call	EUR	3,450.00	03/17/17		1,471	(52)
Euro Stoxx 50 Index	CIT	Put	EUR	2,350.00	06/16/17		2,523	(35)
Russell 2000 Index	GSC	Call		1,400.00	01/20/17		10,325	(53)
S&P 500 Index	BNP	Call		2,265.00	01/20/17		11,452	(133)
S&P 500 Index	JPM	Call		2,275.00	02/17/17		6,891	(138)
S&P 500 Index	MSC	Call		2,290.00	03/17/17		6,886	(175)
S&P 500 Index ^	CGM	Put		2,195.00	02/17/17		6,427	(117)
Tokyo Price Index	CGM	Call	JPY	1,650.00	02/10/17		799,231	(11)
								$(1,174)
Interest Rate Swaptions
3-Month LIBOR	GSC	Put		2.36%	04/11/17		45,471,000	$(905)
3-Month LIBOR	GSC	Put		2.16	04/11/17		45,471,000	(1,238)
3-Month LIBOR	GSC	Put		3.00	04/12/17		187,794,391	(120)
3-Month LIBOR	GSC	Put		2.39	04/12/17		45,550,000	(849)
3-Month LIBOR	GSC	Put		2.19	04/12/17		45,550,000	(1,163)
6-Month Euribor	GSC	Call		0.10	06/09/17	EUR	43,455,414	(185)
6-Month Euribor	GSC	Put		0.45	06/09/17	EUR	43,455,414	(58)
								$(4,518)
Options on Securities
Apple Inc.	UBS	Call		130.00	09/17/17		60,103	$(200)
Apple Inc.	UBS	Call		130.00	09/17/17		67,896	(226)
Apple Inc.	UBS	Put		100.00	09/17/17		67,896	(239)
Apple Inc.	UBS	Put		100.00	09/17/17		60,103	(211)
Johnson & Johnson	BCL	Call		110.00	01/20/17		97,038	(543)
Qualcomm Inc.	DUB	Call		70.00	05/19/17		117,608	(253)
Qualcomm Inc.	DUB	Put		40.00	05/19/17		117,608	(18)
SPDR Gold Shares ETF ‡	SGB	Put		110.00	02/17/17		81,184	(204)
								$(1,894)

Summary of Written Options
	Number of Contracts†	Notional† AUD	Notional† EUR	Notional† GBP	Notional† NZD	Notional† USD	Premiums
Options outstanding at December 31, 2015	17,278,222	—	—	—	—	210,296,000	14,854
Options written during the year	9,404,177	50,180,000	142,342,397	128,384,063	87,115,908	2,101,017,538	28,966
Options closed during the year	(20,294,434)	—	—	(10,558,094)	—	(1,589,032,208)	(26,748)
Options exercised during the year	(533,796)	—	—	—	—	—	(1,550)
Options expired during the year	(4,335,793)	(50,180,000)	—	(117,825,969)	(54,352,000)	(168,148,118)	(7,114)
Options outstanding at December 31, 2016	1,518,376	—	142,342,397	—	32,763,908	554,133,212	8,408

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AED/USD	BNP	01/19/17	AED	215	$59	$—
AED/USD	GSC	01/19/17	AED	215	59	—
AED/USD	BNP	01/25/17	AED	211	57	—
EUR/USD	CSI	01/06/17	EUR	6,287	6,619	(62)
EUR/USD	DUB	01/26/17	EUR	5,269	5,553	(276)
EUR/USD	MSC	01/26/17	EUR	4,605	4,854	(242)
EUR/USD	BNP	02/02/17	EUR	7,908	8,338	(70)
EUR/USD	UBS	02/24/17	EUR	5,244	5,534	29
EUR/USD	DUB	03/09/17	EUR	5,270	5,565	33
EUR/JPY	HSB	02/13/17	JPY	(388,727)	(3,333)	(37)
JPY/EUR	HSB	02/13/17	EUR	(3,125)	(3,297)	178
JPY/USD	DUB	01/12/17	JPY	1,025,303	8,777	(470)
NOK/USD	MSC	01/27/17	NOK	31,623	3,663	(179)
TWD/USD	BNP	01/09/17	TWD	304,022	9,436	124
TWD/USD	GSC	01/09/17	TWD	306,650	9,517	108
TWD/USD	JPM	01/09/17	TWD	302,662	9,394	118
TWD/USD	CSI	01/11/17	TWD	302,100	9,377	104
TWD/USD	DUB	02/16/17	TWD	115,266	3,584	(14)
USD/AED	BNP	01/19/17	AED	(13,026)	(3,546)	(28)
USD/AED	GSC	01/19/17	AED	(13,036)	(3,549)	(31)
USD/AED	BNP	01/25/17	AED	(12,909)	(3,515)	(29)
USD/AUD	DUB	01/05/17	AUD	(4,791)	(3,457)	150
USD/AUD	CIT	05/10/17	AUD	(12,350)	(8,885)	628
USD/AUD	GSC	05/10/17	AUD	(12,172)	(8,757)	615

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/EUR	CSI	01/06/17	EUR	(6,287)	(6,619)	94
USD/EUR	DUB	01/26/17	EUR	(5,269)	(5,553)	88
USD/EUR	MSC	01/26/17	EUR	(4,605)	(4,854)	111
USD/EUR	MSC	02/02/17	EUR	(7,908)	(8,338)	191
USD/EUR	UBS	02/24/17	EUR	(5,244)	(5,534)	(42)
USD/EUR	DUB	03/09/17	EUR	(5,270)	(5,565)	(56)
USD/GBP	UBS	01/13/17	GBP	(10,479)	(12,918)	180
USD/GBP	DUB	02/09/17	GBP	(1,673)	(2,064)	25
USD/JPY	BCL	01/04/17	JPY	(72,315)	(619)	1
USD/JPY	BNP	01/12/17	JPY	(589,203)	(5,044)	665
USD/JPY	DUB	01/12/17	JPY	(1,025,303)	(8,777)	500
USD/JPY	GSC	01/17/17	JPY	(4,540,000)	(38,877)	4,978
USD/JPY	UBS	01/30/17	JPY	(2,290,000)	(19,625)	2,310
USD/JPY	UBS	02/02/17	JPY	(574,635)	(4,925)	120
USD/JPY	BNP	02/13/17	JPY	(2,500,000)	(21,438)	2,860
USD/JPY	HSB	02/13/17	JPY	(16,420)	(141)	11
USD/JPY	UBS	02/13/17	JPY	(2,310,000)	(19,808)	2,680
USD/JPY	GSC	02/16/17	JPY	(1,013,293)	(8,690)	597
USD/JPY	GSC	02/17/17	JPY	(1,103,171)	(9,461)	3
USD/JPY	UBS	02/24/17	JPY	(662,953)	(5,687)	(60)
USD/JPY	MSC	02/27/17	JPY	(4,640,000)	(39,809)	2,793
USD/JPY	BCL	03/02/17	JPY	(1,054,111)	(9,045)	268
USD/JPY	UBS	03/02/17	JPY	(1,061,514)	(9,108)	205
USD/JPY	BCL	03/03/17	JPY	(1,052,995)	(9,036)	272
USD/JPY	JPM	03/03/17	JPY	(1,054,552)	(9,049)	259
USD/JPY	DUB	03/09/17	JPY	(665,886)	(5,716)	(55)
USD/JPY	BNP	03/10/17	JPY	(2,260,000)	(19,400)	2,980
USD/JPY	JPM	03/21/17	JPY	(4,670,000)	(40,113)	977
USD/JPY	CSI	04/07/17	JPY	(1,054,269)	(9,064)	264
USD/JPY	GSC	04/07/17	JPY	(1,063,271)	(9,142)	186
USD/JPY	CSI	06/12/17	JPY	(4,670,000)	(40,290)	1,110
USD/NZD	BCL	01/04/17	NZD	(940)	(653)	1
USD/NZD	UBS	05/04/17	NZD	(13,343)	(9,236)	537
USD/NZD	JPM	05/10/17	NZD	(13,425)	(9,291)	526
USD/TWD	CIT	01/09/17	TWD	(606,684)	(18,830)	(674)
USD/TWD	GSC	01/09/17	TWD	(306,650)	(9,517)	(423)
USD/TWD	CSI	01/11/17	TWD	(302,100)	(9,377)	(372)
USD/TWD	DUB	02/16/17	TWD	(115,266)	(3,584)	(135)
					$(402,750)	$24,624

OTC Cross-Currency Swap Agreements

Receive Rate[8]	Pay Rate[8]	Counterparty	Expiration	Notional1 Received	Notional[1] Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed rate of 1.23%	Fixed rate of 0.10%	BOA	03/15/17	5,855	JPY	(705,750)	$—	$(178)
Fixed rate of 1.84%	Fixed rate of 0.10%	BOA	03/15/18	7,271	JPY	(818,550)	—	273
Fixed rate of 1.96%	Fixed rate of 0.10%	BOA	03/15/18	10,921	JPY	(1,238,400)	—	353
Fixed rate of 2.01%	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	2,988
							$—	$3,436

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2017	BNP	N/A	12/15/17	EUR	519	$4
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	881	28
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	1,623	44
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	973	66
Euro Stoxx 50 Index Dividend Future, Expiration December 2018	BNP	N/A	12/21/18	EUR	794	34
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	583	73
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,244	148
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,149	128
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/27/19	EUR	914	92
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	340	39
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	1,018	116
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/23/20	EUR	250	31
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	994	6
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	289	36

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]		Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	626	77
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	337	41
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	475	62
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	198,306	87
Nikkei Dividend Future, Expiration April 2018	BNP	N/A	04/02/18	JPY	200,250	71
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	173,400	185
Nikkei Dividend Future, Expiration April 2020	BNP	N/A	04/01/20	JPY	139,600	114
Nikkei Dividend Future, Expiration March 2019	BNP	N/A	03/29/19	JPY	103,125	79
Nikkei Dividend Future, Expiration March 2019	BNP	N/A	04/01/19	JPY	211,978	173
Nikkei Dividend Future, Expiration March 2019	BNP	N/A	04/01/19	JPY	105,600	58
Nikkei Dividend Future, Expiration March 2020	BNP	N/A	03/31/20	JPY	104,880	84
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	226
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	171
SGX Nikkei Stock Average Dividend Point Index Future, Expiration March 2017	BNP	N/A	03/31/17	JPY	119,070	160
SGX Nikkei Stock Average Dividend Point Index Future, Expiration March 2017	BNP	N/A	03/31/17	JPY	125,325	191
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	117
						$2,741

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

8Payments delivered or received are based on the notional amount.

‡All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

^Expiration date for this option is contingent upon variance. Maximum expiration date is presented in the Schedule of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.3%
Consumer Discretionary 21.4%
Amazon.com Inc. (a)	241	$180,621
Chipotle Mexican Grill Inc. (a) (b)	29	11,065
Dollar Tree Inc. (a)	225	17,359
Domino's Pizza Inc.	169	26,857
Home Depot Inc.	469	62,824
Netflix Inc. (a)	650	80,431
Nike Inc. - Class B	1,246	63,334
Priceline Group Inc. (a)	50	73,269
Ulta Salon Cosmetics & Fragrance Inc. (a)	86	21,858
		537,618
Consumer Staples 3.9%
Anheuser-Busch InBev NV - ADR	138	14,597
Constellation Brands Inc. - Class A	430	65,921
Costco Wholesale Corp.	103	16,521
		97,039
Energy 2.7%
Concho Resources Inc. (a)	115	15,273
EOG Resources Inc.	182	18,362
Pioneer Natural Resources Co.	184	33,152
		66,787
Financials 10.0%
Bank of America Corp.	2,519	55,664
Berkshire Hathaway Inc. - Class B (a)	389	63,388
Citigroup Inc.	926	55,038
Discover Financial Services	197	14,223
First Republic Bank	116	10,671
Morgan Stanley	388	16,394
SunTrust Banks Inc.	187	10,236
Wells Fargo & Co.	459	25,320
		250,934
Health Care 15.4%
Alexion Pharmaceuticals Inc. (a)	750	91,793
Becton Dickinson & Co.	227	37,534
Biogen Inc. (a)	122	34,733
Boston Scientific Corp. (a)	1,286	27,821
Humana Inc.	136	27,760
Regeneron Pharmaceuticals Inc. (a)	74	27,168
UnitedHealth Group Inc.	720	115,181
Zoetis Inc. - Class A	446	23,855
		385,845
Industrials 8.1%
Acuity Brands Inc.	180	41,457
Delta Air Lines Inc.	1,076	52,944
Equifax Inc.	248	29,293
Norfolk Southern Corp.	176	18,976
Roper Industries Inc.	195	35,725
TransDigm Group Inc.	105	26,103
		204,498
Information Technology 33.6%
Activision Blizzard Inc.	1,372	49,537
	Shares/Par†	Value
Alphabet Inc. - Class A (a)	229	181,462
Apple Inc.	190	21,992
ASML Holding NV - ADR	522	58,552
Autodesk Inc. (a)	204	15,076
Broadcom Ltd.	243	42,952
Facebook Inc. - Class A (a)	548	63,059
Fiserv Inc. (a)	199	21,117
FleetCor Technologies Inc. (a)	348	49,307
Global Payments Inc.	621	43,131
Microsoft Corp.	1,884	117,089
Nvidia Corp.	69	7,364
Tencent Holdings Ltd.	2,620	63,525
Vantiv Inc. - Class A (a)	509	30,351
Visa Inc. - Class A	1,012	78,928
		843,442
Materials 1.7%
Ecolab Inc.	72	8,480
Sherwin-Williams Co.	123	33,132
		41,612
Real Estate 1.2%
Equinix Inc.	84	30,086
Telecommunication Services 1.3%
SBA Communications Corp. (a)	318	32,873
Total Common Stocks (cost $2,251,615)		2,490,734
PREFERRED STOCKS 0.3%
Information Technology 0.3%
Palantir Technologies Inc. (a) (c) (d) (e)	1,246	8,549
Total Preferred Stocks (cost $7,639)		8,549
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Money Market Fund, 0.34% (f) (g)	31,170	31,170
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (f) (g)	10,118	10,118
Total Short Term Investments (cost $41,288)		41,288
Total Investments 101.3% (cost $2,300,542)		2,540,571
Other Assets and Liabilities, Net (1.3)%		(31,423)
Total Net Assets 100.0%		$2,509,148

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Palantir Technologies Inc.	02/10/14	$7,639	$8,549	0.3%
		$7,639	$8,549	0.3%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/BlackRock Natural Resources Fund
COMMON STOCKS 93.5%
Consumer Discretionary 0.4%
Murphy USA Inc. (a)	64	$3,921
Energy 85.9%
Anadarko Petroleum Corp.	505	35,241
Antero Resources Corp. (a)	68	1,599
Apache Corp.	305	19,357
Baker Hughes Inc.	260	16,868
Birchcliff Energy Ltd. (a)	616	4,298
Cabot Oil & Gas Corp.	933	21,787
Canadian Natural Resources Ltd.	721	22,986
Carrizo Oil & Gas Inc. (a)	262	9,783
Cenovus Energy Inc.	382	5,771
Chevron Corp.	373	43,882
Cimarex Energy Co.	155	21,059
CNOOC Ltd. - ADR	35	4,389
Concho Resources Inc. (a)	71	9,364
ConocoPhillips Co.	200	10,008
CONSOL Energy Inc.	164	2,993
Crew Energy Inc. (a)	632	3,535
Devon Energy Corp.	741	33,841
Diamondback Energy Inc. (a)	49	4,917
Dril-Quip Inc. (a)	141	8,464
EnCana Corp.	307	3,606
EOG Resources Inc.	796	80,465
EQT Corp.	305	19,984
Exxon Mobil Corp.	595	53,753
FMC Technologies Inc. (a)	489	17,378
Halliburton Co.	676	36,549
Helmerich & Payne Inc. (b)	156	12,048
Hess Corp.	386	24,018
Husky Energy Inc.	218	2,645
Kosmos Energy Ltd. (a)	355	2,492
Marathon Oil Corp.	619	10,722
Marathon Petroleum Corp.	497	25,013
Murphy Oil Corp.	138	4,300
National Oilwell Varco Inc.	144	5,385
Newfield Exploration Co. (a)	224	9,095
Noble Energy Inc.	474	18,041
Occidental Petroleum Corp.	463	32,975
Patterson-UTI Energy Inc.	339	9,126
Phillips 66	155	13,372
Pioneer Natural Resources Co.	210	37,893
PrairieSky Royalty Ltd.	14	331
Range Resources Corp.	406	13,950
Rowan Cos. Plc - Class A	203	3,832
	Shares/Par†	Value
Schlumberger Ltd.	626	52,560
Southwestern Energy Co. (a)	122	1,322
Suncor Energy Inc.	1,202	39,304
Superior Energy Services Inc.	21	348
Surge Energy Inc. (b)	618	1,523
Total SA - ADR (b)	436	22,202
Uranium Energy Corp. (a) (c) (d)	366	410
Valero Energy Corp.	316	21,623
Weatherford International Plc (a)	252	1,257
Whiting Petroleum Corp. (a)	318	3,823
Williams Cos. Inc.	111	3,463
		864,950
Materials 7.2%
Agnico-Eagle Mines Ltd.	49	2,056
Barrick Gold Corp.	15	244
BHP Billiton Ltd.	406	7,282
EI du Pont de Nemours & Co.	148	10,876
Eldorado Gold Corp. (a)	1,199	3,859
Franco-Nevada Corp.	193	11,524
Goldcorp Inc.	510	6,942
HudBay Minerals Inc.	400	2,287
Newcrest Mining Ltd.	421	6,038
Newmont Mining Corp.	94	3,207
Praxair Inc.	51	5,954
Randgold Resources Ltd. - ADR	4	313
Southern Copper Corp. (b)	395	12,630
		73,212
Total Common Stocks (cost $914,701)		942,083
SHORT TERM INVESTMENTS 8.8%
Investment Companies 6.4%
JNL Money Market Fund, 0.34% (e) (f)	64,692	64,692
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	23,714	23,714
Total Short Term Investments (cost $88,406)		88,406
Total Investments 102.3% (cost $1,003,107)		1,030,489
Other Assets and Liabilities, Net (2.3)%		(23,418)
Total Net Assets 100.0%		$1,007,071

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Uranium Energy Corp.	11/02/10	$1,244	$410	—%
		$1,244	$410	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 90.0%
Consumer Discretionary 10.3%
Brunswick Corp.	131	$7,121
Comcast Corp. - Class A (a)	145	10,040
Havas SA	649	5,466
Videocon d2h Ltd. - ADR (a) (b) (c)	783	6,506
WPP Plc	249	5,544
Other Securities		38,394
		73,071
Consumer Staples 6.0%
Coca-Cola West Co. Ltd. (d)	208	6,120
Imperial Brands Plc	202	8,825
WH Group Ltd.	11,508	9,277
Other Securities		18,577
		42,799
Energy 9.6%
Boardwalk Pipeline Partners LP (a)	367	6,376
Diamondback Energy Inc. (b) (e)	144	14,600
EQT Corp. (a)	110	7,203
Parsley Energy Inc. - Class A (a) (b)	190	6,712
Phillips 66 (e)	61	5,307
Viper Energy Partners LP (a)	185	2,970
Other Securities		24,765
		67,933
Financials 18.6%
Aurelius Equity Opportunities SE and Co. KGaA	156	9,148
Australia & New Zealand Banking Group Ltd.	257	5,628
Bank of America Corp. (a) (e)	654	14,456
Berkshire Hathaway Inc. - Class B (a) (b)	126	20,522
Capital One Financial Corp. (a)	70	6,078
Chubb Ltd. (a)	96	12,725
Fifth Third Bancorp (a)	274	7,399
Loews Corp. (a)	94	4,385
Swiss Re AG	66	6,213
Wells Fargo & Co.	176	9,714
Other Securities		36,117
		132,385
Health Care 10.9%
Astellas Pharma Inc.	517	7,171
Johnson & Johnson	88	10,129
Laboratory Corp. of America Holdings (a) (b)	80	10,215
Merck & Co. Inc. (a)	315	18,536
Quest Diagnostics Inc. (a)	64	5,861
Roche Holding AG	31	7,037
Other Securities		18,341
		77,290
Industrials 11.3%
Babcock International Group Plc	493	5,784
Koninklijke Philips Electronics NV	177	5,418
Raytheon Co.	51	7,281
Safran SA	123	8,821
Siemens AG	98	12,001

	Shares/Par†	Value
Teleperformance	59	5,956
Vinci SA	112	7,636
Other Securities		27,621
		80,518
Information Technology 13.8%
Alphabet Inc. - Class C (a) (b)	19	14,801
Alps Electric Co. Ltd.	228	5,469
Cap Gemini SA	103	8,696
Computer Sciences Corp. (a)	96	5,700
eBay Inc. (a) (b)	211	6,263
Jabil Circuit Inc. (a)	254	6,024
Leidos Holdings Inc.	129	6,573
Versum Materials Inc. (b)	236	6,635
Other Securities		37,626
		97,787
Materials 6.9%
Berry Plastics Group Inc. (b)	156	7,617
CRH Plc	214	7,423
Dow Chemical Co. (a)	105	5,996
WestRock Co. (a)	148	7,493
Other Securities		20,237
		48,766
Telecommunication Services 1.8%
Nippon Telegraph & Telephone Corp.	178	7,480
Other Securities		5,132
		12,612
Utilities 0.8%
SSE Plc	299	5,713
Total Common Stocks (cost $595,189)		638,874
PREFERRED STOCKS 0.7%
Information Technology 0.7%
Other Securities		5,139
Total Preferred Stocks (cost $4,299)		5,139
SHORT TERM INVESTMENTS 8.9%
Investment Companies 8.9%
JNL Money Market Fund, 0.34% (f) (g)	62,933	62,933
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	250	250
Total Short Term Investments (cost $63,183)		63,183
Total Investments 99.6% (cost $662,671)		707,196
Total Securities Sold Short (37.0)% (proceeds $250,459)		(262,688)
Other Derivative Instruments (0.2)%		(1,116)
Other Assets and Liabilities, Net 37.6%		266,905
Total Net Assets 100.0%		$710,297

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (37.0%)
COMMON STOCKS (37.0%)
Consumer Discretionary (6.1%)
Axel Springer SE	(16)	$(765)
Cheesecake Factory Inc.	(33)	(1,968)
Chipotle Mexican Grill Inc.	(7)	(2,691)
Cie Financiere Richemont SA	(47)	(3,085)
Cineplex Inc.	(76)	(2,885)
Dollar Tree Inc.	(18)	(1,417)
Dorman Products Inc.	(34)	(2,497)
Ferrari NV	(62)	(3,605)
Lululemon Athletica Inc.	(16)	(1,021)
Manchester United Plc - Class A	(97)	(1,380)
Netflix Inc.	(29)	(3,562)
	Shares/Par†	Value
Ocado Group Plc	(754)	(2,455)
Sanrio Co. Ltd.	(143)	(2,700)
Shimano Inc.	(15)	(2,397)
Societe Television Francaise 1	(262)	(2,601)
Techtronic Industries Co.	(582)	(2,081)
Tesla Motors Inc.	(18)	(3,943)
Wayfair Inc. - Class A	(55)	(1,926)
		(42,979)
Consumer Staples (2.0%)
Blackmores Ltd.	(5)	(402)
Calbee Inc.	(57)	(1,796)
Colgate-Palmolive Co.	(39)	(2,569)
Lindt & Spruengli AG	—	(1,701)
Monster Beverage Corp.	(28)	(1,224)
Svenska Cellulosa AB - Class B	(80)	(2,261)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Tootsie Roll Industries Inc.	(77)	(3,050)
Yakult Honsha Co. Ltd.	(31)	(1,453)
		(14,456)
Energy (3.6%)
Apache Corp.	(36)	(2,270)
Continental Resources Inc.	(52)	(2,679)
Devon Energy Corp.	(45)	(2,039)
Fugro NV - CVA	(167)	(2,556)
Hess Corp.	(40)	(2,501)
Kinder Morgan Inc.	(85)	(1,752)
Laredo Petroleum Holdings Inc.	(160)	(2,262)
Matador Resources Co.	(92)	(2,376)
National Oilwell Varco Inc.	(115)	(4,317)
Neste Oil Oyj	(67)	(2,556)
		(25,308)
Financials (3.8%)
Bank of East Asia Ltd.	(741)	(2,829)
Bankinter SA	(315)	(2,436)
Cincinnati Financial Corp.	(30)	(2,291)
FactSet Research Systems Inc.	(9)	(1,444)
Hargreaves Lansdown Plc	(222)	(3,298)
Mercury General Corp.	(39)	(2,319)
RLI Corp.	(53)	(3,346)
UMB Financial Corp.	(31)	(2,392)
Westamerica Bancorp	(64)	(4,017)
WisdomTree Investments Inc.	(243)	(2,708)
		(27,080)
Health Care (2.9%)
Chugai Pharmaceutical Co. Ltd.	(107)	(3,066)
Eli Lilly & Co.	(36)	(2,677)
GW Pharmaceuticals Plc - ADS	(20)	(2,277)
Hisamitsu Pharmaceutical Co. Inc.	(26)	(1,319)
Idexx Laboratories Inc.	(23)	(2,636)
Juno Therapeutics Inc.	(87)	(1,649)
Ono Pharmaceutical Co. Ltd.	(138)	(3,014)
Vertex Pharmaceuticals Inc.	(24)	(1,746)
William Demant Holding A/S	(146)	(2,537)
		(20,921)
Industrials (7.3%)
Airbus Group NV	(42)	(2,786)
Clean Harbors Inc.	(73)	(4,046)
Emerson Electric Co.	(43)	(2,423)
GEA Group AG	(69)	(2,769)
Geberit AG	(6)	(2,307)
Grafton Group Plc	(308)	(2,080)
Heartland Express Inc.	(131)	(2,659)
Japan Airport Terminal Co. Ltd.	(39)	(1,398)
Konecranes Oyj	(58)	(2,037)
Middleby Corp.	(22)	(2,887)
Panalpina Welttransport Holding AG	(18)	(2,293)

	Shares/Par†	Value
Rockwell Automation Inc.	(25)	(3,370)
Rolls-Royce Holdings Plc (a)	(330)	(2,711)
Rotork Plc	(380)	(1,129)
SGS SA	(1)	(2,983)
Toro Co.	(45)	(2,503)
TransDigm Group Inc.	(11)	(2,675)
Trex Co. Inc.	(32)	(2,028)
Wabtec Corp.	(50)	(4,186)
Wartsila Oyj	(59)	(2,657)
		(51,927)
Information Technology (5.6%)
ACI Worldwide Inc.	(161)	(2,917)
Ansys Inc.	(23)	(2,127)
Blackbaud Inc.	(49)	(3,162)
Cognex Corp.	(48)	(3,083)
CoStar Group Inc.	(12)	(2,205)
Guidewire Software Inc.	(45)	(2,242)
Hexagon AB - Class B	(94)	(3,364)
Infineon Technologies AG	(126)	(2,179)
Ingenico	(19)	(1,497)
Murata Manufacturing Co. Ltd.	(21)	(2,764)
National Instruments Corp.	(93)	(2,869)
Nintendo Co. Ltd.	(9)	(1,809)
Playtech Plc	(168)	(1,710)
Proofpoint Inc.	(31)	(2,199)
Salesforce.com Inc.	(34)	(2,320)
Workday Inc. - Class A	(25)	(1,683)
Yelp Inc. - Class A	(47)	(1,780)
		(39,910)
Materials (5.3%)
Antofagasta Plc	(246)	(2,041)
AptarGroup Inc.	(55)	(4,019)
Axalta Coating Systems Ltd.	(135)	(3,680)
Balchem Corp.	(31)	(2,586)
Ball Corp.	(27)	(1,995)
Chr Hansen Holding A/S	(47)	(2,595)
Fresnillo Plc	(131)	(1,952)
Hecla Mining Co.	(482)	(2,526)
Huhtamaki Oyj - Class I	(83)	(3,067)
James Hardie Industries SE - CDI	(147)	(2,318)
NewMarket Corp.	(4)	(1,817)
Nitto Denko Corp.	(27)	(2,082)
Sonoco Products Co.	(43)	(2,258)
Symrise AG	(54)	(3,272)
WR Grace & Co.	(21)	(1,442)
		(37,650)
Real Estate (0.4%)
Equinix Inc.	(7)	(2,457)
Total Common Stocks (proceeds $250,459)		(262,688)
Total Securities Sold Short (37.0%) (proceeds $250,459)		$(262,688)

(a) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Summary of Investments by Country^	Total Long Term Investments
Australia	0.9%
Canada	1.1
France	5.7
Germany	3.9
Hong Kong	1.4
India	1.6
Indonesia	0.3
Ireland	1.6
Japan	9.3
Netherlands	1.8
Norway	0.8
Russian Federation	0.5
South Korea	0.8
Switzerland	2.7
Taiwan	0.3
United Kingdom	7.8
United States of America	59.5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

The following schedules reflect the derivative investments for JNL/Boston Partners Global Long Short Equity Fund at December 31, 2016:

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Options on Securities
Bank of America Corp.	Call	20.00	02/17/17	2,361	$(576)
Diamondback Energy Inc.	Call	95.00	03/17/17	396	(400)
Honeywell International Inc.	Call	105.00	01/20/17	292	(322)
Phillips 66	Call	85.00	01/20/17	488	(117)
					$(1,415)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2015	2,680	1,495
Options written during the year	8,159	3,509
Options closed during the year	(483)	(312)
Options exercised during the year	(3,765)	(1,993)
Options expired during the year	(3,054)	(1,609)
Options outstanding at December 31, 2016	3,537	1,090

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
GBP/USD	BBH	01/03/17	GBP	587	$723	$3
GBP/USD	BBH	01/04/17	GBP	—	1	—
					$724	$3

OTC Contracts for Difference

Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation)

Aeroports de Paris	GSI	Euro Overnight Index Average -0.40%	TBD	(31)	EUR	(3,059)	$(74)
Aozora Bank Ltd.	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(527)	JPY	(223,448)	26
Autoliv Inc.	GSI	Federal Funds Effective Rate -0.99%	TBD	(11)		(1,232)	(24)
Bemis Co. Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(30)		(1,432)	19
Caterpillar Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(46)		(4,345)	74
Cogent Communications Holdings Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(46)		(1,940)	19
Coloplast A/S - Class B	GSI	Danish Krone LIBOR -0.40%	TBD	(54)	DKK	(25,414)	(20)
ComfortDelGro Corp. Ltd.	GSI	Singapore Swap Offer Rate -0.50%	TBD	(834)	SGD	(2,125)	46
Eclat Textile Co. Ltd.	GSI	Federal Funds Effective Rate -6.00%	TBD	(89)		(922)	(12)
First Financial Bankshares Inc.	GSI	Federal Funds Effective Rate -1.72%	TBD	(104)		(4,763)	21
Kakao Corp.	GSI	Federal Funds Effective Rate -6.25%	TBD	(30)		(1,952)	13
Kuehne + Nagel International AG	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(28)	CHF	(3,771)	2
Mattel Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(81)		(2,342)	109
Merlin Entertainments Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(452)	GBP	(2,002)	(31)
Metso	GSI	Euro Overnight Index Average -0.40%	TBD	(63)	EUR	(1,710)	(9)
Nestle SA	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(31)	CHF	(2,279)	(7)
Next Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(34)	GBP	(1,708)	(21)
Paradise Co. Ltd.	GSI	Federal Funds Effective Rate -7.50%	TBD	(57)		(585)	8
Pearson Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(224)	GBP	(1,855)	25
Prosperity Bancshares Inc.	GSI	Federal Funds Effective Rate -0.25%	TBD	(45)		(3,308)	31
SeaWorld Entertainment Inc.	GSI	Federal Funds Effective Rate -1.66%	TBD	(125)		(2,432)	61
SembCorp Industries Ltd.	GSI	Singapore Swap Offer Rate -0.50%	TBD	(767)	SGD	(2,233)	32
Spirax-Sarco Engineering Plc	GSI	Sterling Overnight Index Average -0.40%	TBD	(65)	GBP	(2,663)	(47)
World Wrestling Entertainment Inc.	GSI	Federal Funds Effective Rate -2.90%	TBD	(139)		(2,626)	55
							$296

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 98.5%
Australia 4.0%
APA Group	1,519	$9,377
Transurban Group	3,560	26,495
		35,872
Brazil 1.6%
CCR SA	996	4,882
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a) (b)	1,064	9,231
		14,113
Canada 12.6%
Canadian National Railway Co.	66	4,455
Enbridge Inc. (b)	812	34,188
Pembina Pipeline Corp.	808	25,262
TransCanada Corp. (b)	985	44,414
Veresen Inc. (b)	527	5,146
		113,465
China 0.5%
Beijing Enterprises Holdings Ltd.	902	4,246
Denmark 0.5%
DONG Energy A/S (a)	119	4,486
France 2.9%
Eutelsat Communications Group SA (c)	828	16,019
Groupe Eurotunnel SE	1,088	10,340
		26,359
Germany 1.0%
Innogy SE (a)	263	9,140
Hong Kong 1.0%
Hong Kong & China Gas Co. Ltd.	5,088	8,986
Italy 5.0%
Atlantia SpA	600	14,042
Enel SpA	2,046	8,991
Italgas SpA (a)	992	3,902
Snam Rete Gas SpA	4,383	18,060
		44,995
Japan 1.3%
Tokyo Gas Co. Ltd.	2,665	12,029
Mexico 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	1,443	6,209
Infraestructura Energetica Nova SAB de CV - Class I	966	4,210
		10,419
New Zealand 1.2%
Auckland International Airport Ltd. (c)	2,409	10,449
Spain 3.9%
Cellnex Telecom SAU	906	13,001
Ferrovial SA	1,239	22,098
		35,099
Switzerland 1.4%
Flughafen Zuerich AG (c)	67	12,334
United Kingdom 9.6%
National Grid Plc	4,581	53,526
Pennon Group Plc	1,146	11,664
Severn Trent Plc	436	11,918
United Utilities Group Plc	865	9,593
		86,701
United States of America 50.9%
Ameren Corp.	265	13,891
American Tower Corp. (b)	516	54,515
American Water Works Co. Inc.	267	19,313
Boardwalk Pipeline Partners LP	502	8,711
Cheniere Energy Inc. (a)	275	11,401
Edison International	172	12,397
Enable Midstream Partners LP	196	3,088
Enbridge Energy Partners LP	469	11,948
Energy Transfer Equity LP	480	9,273
Energy Transfer Partners LP	571	20,444
Enterprise Products Partners LP	1,214	32,813
	Shares/Par†	Value
EQT Midstream Partners LP	98	7,522
Kinder Morgan Inc.	1,698	35,168
MPLX LP	417	14,422
NiSource Inc.	439	9,715
ONE Gas Inc.	66	4,230
PG&E Corp.	805	48,944
Phillips 66 Partners LP	92	4,485
Plains All American Pipeline LP	409	13,194
Rice Midstream Partners LP (c)	443	10,890
SBA Communications Corp. (a)	291	30,080
Sempra Energy	125	12,551
Southwest Gas Corp.	92	7,045
Sunoco Logistics Partners LP	368	8,844
Targa Resources Corp.	261	14,647
Union Pacific Corp.	44	4,510
Western Gas Partners LP	179	10,518
Williams Cos. Inc.	765	23,836
		458,395
Total Common Stocks (cost $852,492)		887,088
SHORT TERM INVESTMENTS 7.5%
Investment Companies 1.2%
JNL Money Market Fund, 0.34% (d) (e)	10,761	10,761
Securities Lending Collateral 6.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (d) (e)	56,772	56,772
Total Short Term Investments (cost $67,533)		67,533
Total Investments 106.0% (cost $920,025)		954,621
Other Assets and Liabilities, Net (6.0)%		(54,046)
Total Net Assets 100.0%		$900,575

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Capital Guardian Global Balanced Fund *
COMMON STOCKS 62.9%
Consumer Discretionary 10.9%
Astra International Tbk PT	2,756	$1,685
Bayerische Motoren Werke AG	26	2,458
Daimler AG	43	3,213
Great Wall Motor Co. Ltd. - Class H (a)	2,764	2,564
Norwegian Cruise Line Holdings Ltd. (b)	55	2,339
Shimano Inc.	15	2,396
Wynn Macau Ltd. (a)	1,557	2,461
Wynn Resorts Ltd.	3	295
Other Securities		32,256
		49,667
Consumer Staples 5.1%
Coca-Cola Co.	60	2,475
Japan Tobacco Inc.	87	2,849
Nestle SA	35	2,511
Philip Morris International Inc.	45	4,126
Other Securities		11,274
		23,235
Energy 4.3%
Chevron Corp.	32	3,749
Enbridge Inc. (a)	17	724
Enbridge Inc. (a)	47	1,961
Noble Energy Inc.	62	2,371
Schlumberger Ltd.	34	2,858
Other Securities		7,983
		19,646
Financials 10.8%
Bankia SA	496	506
CME Group Inc.	21	2,422
Fairfax Financial Holdings Ltd.	5	2,463
Intercontinental Exchange Inc.	46	2,567
Moneta Money Bank A/S (b)	165	532
PICC Property & Casualty Co. Ltd. - Class H	2,409	3,727
Ping An Insurance Group Co. of China Ltd. - Class H	460	2,288
Other Securities		34,844
		49,349
Health Care 3.7%
AstraZeneca Plc	59	3,233
Incyte Corp. (b)	23	2,261
Roche Holding AG	15	3,414
Other Securities		7,932
		16,840
Industrials 6.6%
Adecco Group AG	41	2,670
CCR SA	489	2,399
General Electric Co.	72	2,278
Jardine Matheson Holdings Ltd.	13	701
Other Securities		21,835
		29,883
Information Technology 7.4%
Apple Inc.	33	3,805
ASML Holding NV - ADR	2	236
ASML Holding NV	59	6,641
Microsoft Corp.	61	3,772
Murata Manufacturing Co. Ltd.	20	2,604
Taiwan Semiconductor Manufacturing Co. Ltd.	821	4,599
Other Securities		12,238
		33,895
Materials 5.4%
LafargeHolcim Ltd.	57	2,987
Potash Corp. of Saskatchewan Inc.	177	3,200
Vale SA - ADR (a)	755	5,204
Other Securities		13,381
		24,772
Real Estate 1.3%
Other Securities		6,105
Telecommunication Services 5.1%
America Movil SAB de CV - Class L - ADR	415	5,223
	Shares/Par†	Value
Verizon Communications Inc.	43	2,285
Vodafone Group Plc	1,375	3,383
Other Securities		12,537
		23,428
Utilities 2.3%
AES Corp.	286	3,320
Other Securities		7,313
		10,633
Total Common Stocks (cost $272,825)		287,453
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.0%
Other Securities		61
Information Technology 0.0%
Other Securities		—
Materials 0.4%
Vale SA - Class A	259	1,859
Real Estate 0.2%
Other Securities		1,066
Total Preferred Stocks (cost $2,291)		2,986
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
Other Securities		1,899
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,942)		1,899
CORPORATE BONDS AND NOTES 7.2%
Consumer Discretionary 0.3%
Other Securities		1,234
Consumer Staples 0.2%
Philip Morris International Inc.
4.25%, 11/10/44	50	49
Other Securities		767
		816
Energy 0.8%
Enbridge Inc.
4.25%, 12/01/26	15	15
4.50%, 06/10/44	15	14
Petroleos Mexicanos
5.50%, 01/21/21	50	51
4.88%, 01/24/22	135	135
5.63%, 01/23/46	480	398
Schlumberger Holdings Corp.
4.00%, 12/21/25 (c) (d)	120	126
Other Securities		2,864
		3,603
Financials 3.7%
Daimler Finance North America LLC
2.25%, 03/02/20 (c) (d)	250	249
2.00%, 07/06/21 (c) (d)	200	194
General Electric Capital European Funding
5.38%, 01/23/20, EUR	100	123
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	17,336	2,491
2.50%, 10/01/47, DKK	1,675	239
Other Securities		13,600
		16,896
Health Care 1.1%
Roche Holdings Inc.
3.35%, 09/30/24 (c) (d)	200	204
Other Securities		4,761
		4,965
Industrials 0.1%
Other Securities		515
Information Technology 0.0%
Microsoft Corp.
2.40%, 08/08/26	150	142
Other Securities		55
		197
Materials 0.1%
Vale Overseas Ltd.
6.88%, 11/21/36	15	15

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.88%, 11/10/39	10	10
Other Securities		456
		481
Real Estate 0.1%
Other Securities		685
Telecommunication Services 0.3%
Verizon Communications Inc.
4.27%, 01/15/36	88	84
Other Securities		1,211
		1,295
Utilities 0.5%
Comision Federal de Electricidad
4.88%, 05/26/21	200	206
4.75%, 02/23/27 (c) (d)	200	192
Other Securities		1,761
		2,159
Total Corporate Bonds And Notes (cost $33,622)		32,846
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Series A1-K023, REMIC, 1.58%, 04/25/22	38	37
Series A2-K022, REMIC, 2.36%, 07/25/22	25	25
Series A2-K041, REMIC, 3.17%, 10/25/24	50	51
Series A1-K052, REMIC, 2.60%, 01/25/25	57	57
Federal National Mortgage Association
Series 2014-A2-M1, REMIC, 3.25%, 07/25/23 (e)	125	129
		299
Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corp.
4.00%, 04/01/46	573	602
Federal National Mortgage Association
TBA, 4.50%, 01/15/46 (f)	850	914
TBA, 4.00%, 01/15/47 (f)	1,250	1,313
TBA, 4.50%, 02/15/47 (f)	500	537
Government National Mortgage Association
4.50%, 06/20/45	399	426
4.50%, 08/20/45	589	630
		4,422
Municipal 0.2%
Other Securities		817
Sovereign 14.9%
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (c) (d)	200	187
Hungary Government Bond
6.50%, 06/24/19, HUF	437,900	1,699
2.00%, 10/30/19, HUF	15,000	53
7.50%, 11/12/20, HUF	566,950	2,379
5.50%, 06/24/25, HUF	59,400	242
Hungary Government International Bond
6.25%, 01/29/20 (a)	125	137
6.00%, 11/24/23, HUF	101,000	424
5.38%, 03/25/24	400	436
7.63%, 03/29/41	150	210
Ireland Government Bond
3.90%, 03/20/23, EUR	355	462
3.40%, 03/18/24, EUR	450	576
5.40%, 03/13/25, EUR	260	380
1.00%, 05/15/26, EUR	540	581
2.40%, 05/15/30, EUR	300	364
2.00%, 02/18/45, EUR	300	338
Japan Government Bond
0.10%, 06/20/21, JPY	70,000	604
0.80%, 09/20/22, JPY	135,000	1,213
0.70%, 12/20/22, JPY	65,000	582
0.80%, 06/20/23, JPY	55,000	497
0.30%, 12/20/24, JPY	120,000	1,053
0.50%, 12/20/24, JPY	60,000	534
2.20%, 03/20/30, JPY	45,000	486
1.70%, 06/20/33, JPY	155,000	1,606
2.30%, 12/20/35, JPY	35,000	395
1.70%, 03/20/44, JPY	100,000	1,071
1.60%, 06/20/45, JPY	10,000	105
	Shares/Par†	Value
Malaysia Government Bond
4.24%, 02/07/18, MYR	100	22
3.58%, 09/28/18, MYR	821	183
3.76%, 03/15/19, MYR	750	168
3.66%, 10/15/20, MYR	6,983	1,555
4.05%, 09/30/21, MYR	500	112
3.62%, 11/30/21, MYR	1,750	389
3.80%, 08/17/23, MYR	1,500	328
3.96%, 09/15/25, MYR	3,100	670
3.90%, 11/30/26, MYR	1,600	347
4.50%, 04/15/30, MYR	2,800	609
Malaysia Government Investment Issue
4.79%, 10/31/35, MYR	175	39
Mexico Bonos
7.75%, 12/14/17, MXN	6,200	303
8.00%, 06/11/20, MXN	900	45
6.50%, 06/10/21, MXN	57,900	2,724
10.00%, 12/05/24, MXN	31,000	1,731
5.75%, 03/05/26, MXN	12,900	552
10.00%, 11/20/36, MXN	5,000	293
8.50%, 11/18/38, MXN	930	48
7.75%, 11/13/42, MXN	500	24
Mexico Government International Bond
3.63%, 03/15/22	156	156
4.00%, 10/02/23	130	130
4.75%, 03/08/44	250	227
Poland Government Bond
1.50%, 04/25/20, PLN	15,325	3,541
5.25%, 10/25/20, PLN	2,750	718
2.00%, 04/25/21, PLN	6,225	1,438
5.75%, 10/25/21, PLN	5,300	1,427
5.75%, 09/23/22, PLN	1,780	483
4.00%, 10/25/23, PLN	3,450	857
3.25%, 07/25/25, PLN	2,250	528
Poland Government International Bond
5.13%, 04/21/21	90	98
4.00%, 01/22/24	50	51
Spain Government Bond
3.80%, 04/30/24, EUR (c) (d)	1,140	1,437
2.75%, 10/31/24, EUR (c) (d)	470	556
1.95%, 04/30/26, EUR (c) (d)	700	777
1.30%, 10/31/26, EUR (c) (d)	750	784
United Kingdom Treasury Bond
1.00%, 09/07/17, GBP	770	955
1.75%, 09/07/22, GBP	700	914
1.50%, 07/22/26, GBP	100	126
3.25%, 01/22/44, GBP	300	478
United Mexican States
4.13%, 01/21/26	400	397
Other Securities		25,374
		68,208
Treasury Inflation Indexed Securities 3.1%
Japan Government CPI Indexed Bond
0.10%, 09/10/23, JPY (g)	46,305	417
0.10%, 03/10/24, JPY (g)	132,990	1,198
0.10%, 09/10/24, JPY (g)	149,250	1,356
0.10%, 03/10/25, JPY (g)	49,850	453
0.10%, 03/10/26, JPY (g)	139,513	1,273
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (g)	556	28
4.00%, 11/15/40, MXN (g)	556	28
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (g)	1,428	1,436
0.63%, 01/15/24 (g)	3,305	3,362
0.13%, 07/15/24 (g)	662	650
0.25%, 01/15/25 (g)	1,220	1,199
2.38%, 01/15/25 (g)	192	221
0.38%, 07/15/25 (g)	357	355
0.63%, 01/15/26 (g)	788	795
1.38%, 02/15/44 (g)	467	509
1.00%, 02/15/46 (g)	689	691
Other Securities		184
		14,155

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
U.S. Government Agency Obligations 0.0%
Overseas Private Investment Corp.
3.49%, 12/20/29	23	24
Tennessee Valley Authority
3.88%, 02/15/21	100	108
3.50%, 12/15/42 (a)	112	109
		241
U.S. Treasury Securities 5.2%
U.S. Treasury Bond
2.25%, 08/15/46 (a)	475	398
2.88%, 11/15/46	1,935	1,864
U.S. Treasury Note
1.00%, 11/30/18 (a)	1,000	997
1.63%, 06/30/19	1,200	1,209
0.75%, 08/15/19	1,500	1,476
1.63%, 08/31/19	339	341
1.75%, 09/30/19	800	808
1.50%, 10/31/19	675	676
1.50%, 11/30/19	825	826
1.63%, 12/31/19	1,525	1,532
1.25%, 01/31/20	1,117	1,108
1.13%, 03/31/20	25	25
1.38%, 05/31/20	2,700	2,681
1.50%, 05/31/20	500	498
1.63%, 06/30/20	110	110
1.38%, 01/31/21	660	649
1.13%, 02/28/21	5,015	4,875
2.13%, 08/15/21	200	202
2.00%, 08/31/21	1,450	1,454
1.75%, 05/15/22	450	443
2.50%, 05/15/24	700	710
2.00%, 08/15/25	800	774
		23,656
Total Government And Agency Obligations (cost $118,520)		111,798
	Shares/Par†	Value
SHORT TERM INVESTMENTS 7.1%
Investment Companies 4.7%
JNL Money Market Fund, 0.34% (h) (i)	21,496	21,496
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (h) (i)	10,867	10,867
Treasury Securities 0.0%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/19, BRL	100	25
0.00%, 07/01/20, BRL	150	32
Letras del Banco Central de la Republica Argentina
1.39%, 01/11/17, ARS	10	1
		58
Total Short Term Investments (cost $32,418)		32,421
Total Investments 102.7% (cost $461,618)		469,403
Other Derivative Instruments (0.1)%		(272)
Other Assets and Liabilities, Net (2.6)%		(11,979)
Total Net Assets 100.0%		$457,152

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $2,763.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.1%
Australia	2.1
Belgium	0.4
Bermuda	0.2
Brazil	2.2
Canada	3.4
Cayman Islands	0.1
Chile	0.4
China	2.5
Colombia	0.3
Cote D'Ivoire	—
Czech Republic	0.1
Denmark	1.7
Dominican Republic	0.1
Ethiopia	—
Finland	0.2
France	2.9
Germany	2.3
Ghana	—
Greece	—
Honduras	0.1
Hong Kong	2.4
Hungary	1.3
India	0.8
Indonesia	0.7
Ireland	1.2
Israel	0.5
Italy	1.2
Jamaica	—
Japan	7.9
Kenya	—
Lithuania	0.1
Luxembourg	0.5
Macau	0.6
Malaysia	1.0
Mexico	3.8

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Morocco	0.1
Netherlands	3.1
Nigeria	—
Norway	0.2
Pakistan	—
Peru	0.1
Philippines	—
Poland	2.1
Portugal	0.3
Russian Federation	1.3
Saudi Arabia	—
Senegal	0.1
Slovenia	0.2
South Africa	1.2
South Korea	0.7
Spain	1.9
Sweden	1.0
Switzerland	4.0
Taiwan	1.3
Thailand	0.2
Turkey	0.1
United Arab Emirates	0.4
United Kingdom	5.3
United States of America	35.3
Venezuela	—
Zambia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/15	$600	$597	0.1%
Argentina Republic Government International Bond, 7.50%, 04/22/26	04/19/16	200	210	0.1
ASAT Holdings Ltd.	12/30/09	1	—	—
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26	08/04/16	198	187	—
BAT International Finance Plc, 2.75%, 06/15/20	06/11/15	30	30	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/15	20	20	—
Belgium Government Bond, 1.00%, 06/22/26	01/22/16	1,623	1,591	0.4
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/12	208	204	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/13	515	520	0.1
Cequel Communications Escrow I LLC, 6.38%, 09/15/20	12/02/15	99	103	—
Comision Federal de Electricidad, 4.75%, 02/23/27	10/21/16	200	192	—
Communications Sales & Leasing Inc., 6.00%, 04/15/23	12/02/15	48	52	—
Core Industrial Trust, Series 2015-A-CALW REMIC, 3.04%, 02/10/22	04/02/15	82	82	—
Corporate Risk Holdings Corp.	09/10/15	—	—	—
Corporate Risk Holdings I Inc.	09/10/15	59	61	—
Credit Agricole SA, 4.38%, 03/17/25	03/10/15	199	196	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/15	250	249	0.1
Daimler Finance North America LLC, 2.00%, 07/06/21	06/30/16	200	194	—
DJO Finco LLC, 8.13%, 06/15/21	12/02/15	92	87	—
Dominican Republic International Bond, 6.88%, 01/29/26	06/29/16	109	104	—
EMD Finance LLC, 2.40%, 03/19/20	03/17/15	85	84	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/15	10	10	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/15	170	166	—
Enterprise Fleet Financing LLC, Series 2014-A2-1, 0.87%, 09/20/19	02/12/14	9	9	—
EQTY Mortgage Trust, Series 2014-A-INNS REMIC, 1.50%, 05/08/31	06/09/14	111	111	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/14	100	100	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/14	101	99	—
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22	12/02/15	97	116	—
Hellenic Republic Government Bond, 3.38%, 07/17/17	09/09/16	33	31	—
Hertz Vehicle Financing LLC, Series 2015-A-1A, 2.73%, 03/25/20	04/15/15	159	158	—
Indonesia Government International Bond, 3.70%, 01/08/22	12/02/16	200	200	0.1
Indonesia Government International Bond, 3.75%, 06/14/28	08/12/16	122	107	—
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/15	428	389	0.1
Kinetic Concepts Inc., 12.50%, 11/01/21	10/11/16	198	209	0.1
Kingdom of Sweden, 1.13%, 10/21/19	10/14/16	249	246	0.1
Korea Housing Finance Corp., 2.50%, 11/15/20	11/13/15	249	247	0.1
Korea Housing Finance Corp., 2.00%, 10/11/21	10/05/16	299	287	0.1
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/15	200	211	0.1
Navios Maritime Acquisition Corp., 8.13%, 11/15/21	12/02/15	93	85	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/13	100	100	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Norway Government Bond, 4.25%, 05/19/17	01/06/12	136	94	—
Norway Government Bond, 3.75%, 05/25/21	10/01/15	642	597	0.1
NRG Energy Inc., 6.63%, 01/15/27	07/19/16	15	14	—
Republic of Indonesia, 4.75%, 01/08/26	12/02/15	299	310	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/15	207	204	0.1
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/16	10	10	—
Saudi Government International Bond, 3.25%, 10/26/26	10/20/16	197	190	—
Scentre Group Trust, 3.50%, 02/12/25	11/07/14	104	104	—
Schlumberger Holdings Corp., 4.00%, 12/21/25	12/11/15	120	126	—
Senegal Government International Bond, 8.75%, 05/13/21	10/30/15	213	223	0.1
Spain Government Bond, 3.80%, 04/30/24	09/08/16	1,476	1,437	0.3
Spain Government Bond, 2.75%, 10/31/24	06/13/14	560	556	0.1
Spain Government Bond, 1.95%, 04/30/26	01/15/16	766	777	0.2
Spain Government Bond, 1.30%, 10/31/26	07/19/16	828	784	0.2
Third Pakistan International Sukuk Co. Ltd., 5.50%, 10/13/21	10/06/16	200	203	0.1
Transocean Inc., 9.00%, 07/15/23	11/09/16	49	51	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/13	200	197	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/12	203	172	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/14	200	199	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/14	200	202	0.1
WEA Finance LLC, 3.25%, 10/05/20	09/29/15	399	407	0.1
Zambia Government International Bond, 8.50%, 04/14/24	08/04/16	181	195	—
		$14,951	$14,696	3.2%

The following schedules reflect the derivative investments for JNL/Capital Guardian Global Balanced Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
EUR/CAD	BOA	01/23/17	CAD	(700)	$(522)	$8
EUR/USD	BNY	01/10/17	EUR	984	1,037	(13)
EUR/USD	JPM	01/13/17	EUR	1,092	1,150	(23)
EUR/USD	UBS	01/13/17	EUR	1,781	1,876	(44)
EUR/USD	UBS	01/13/17	EUR	61	64	1
EUR/USD	JPM	01/17/17	EUR	1,689	1,779	(21)
EUR/USD	BNY	01/20/17	EUR	215	226	1
EUR/GBP	JPM	01/10/17	GBP	(400)	(493)	—
GBP/EUR	JPM	01/13/17	EUR	(650)	(685)	(8)
GBP/EUR	CIT	01/20/17	EUR	(1,350)	(1,422)	(26)
GBP/EUR	JPM	01/25/17	EUR	(750)	(790)	(14)
JPY/AUD	UBS	01/13/17	AUD	(700)	(505)	4
JPY/EUR	BNY	01/13/17	EUR	(650)	(685)	(3)
JPY/USD	JPM	01/06/17	JPY	268,477	2,298	(106)
JPY/USD	CSI	01/10/17	JPY	78,336	670	(30)
JPY/USD	BOA	01/11/17	JPY	164,212	1,406	(44)
JPY/USD	UBS	01/13/17	JPY	56,849	487	(13)
JPY/USD	BOA	01/17/17	JPY	152,188	1,303	(22)
JPY/USD	JPM	01/17/17	JPY	103,275	884	(16)
JPY/USD	BNY	01/20/17	JPY	76,394	654	4
JPY/USD	JPM	01/20/17	JPY	126,324	1,082	(18)
JPY/USD	UBS	01/23/17	JPY	211,903	1,815	15
NOK/EUR	UBS	01/13/17	EUR	(125)	(132)	(1)
NOK/USD	BOA	01/13/17	NOK	2,924	339	(11)
NOK/USD	CIT	01/13/17	NOK	4,178	484	(16)
NOK/USD	UBS	01/13/17	NOK	2,509	291	(9)
SEK/EUR	CIT	01/13/17	EUR	(350)	(369)	7
SEK/EUR	CIT	01/25/17	EUR	(550)	(580)	10
SEK/USD	CSI	01/13/17	SEK	2,265	249	(1)
USD/AUD	CSI	01/04/17	AUD	(17)	(12)	—
USD/AUD	UBS	01/13/17	AUD	(700)	(505)	18
USD/AUD	BOA	01/23/17	AUD	(700)	(505)	10
USD/CAD	BOA	01/23/17	CAD	(700)	(522)	3
USD/CLP	UBS	01/19/17	CLP	(908,750)	(1,355)	13
USD/COP	JPM	01/11/17	COP	(1,677,635)	(558)	(16)
USD/EUR	JPM	01/06/17	EUR	(854)	(899)	7
USD/EUR	BNY	01/09/17	EUR	(813)	(856)	18
USD/EUR	UBS	01/10/17	EUR	(1,250)	(1,316)	17
USD/EUR	UBS	01/13/17	EUR	(1,842)	(1,940)	(20)
USD/EUR	BOA	01/19/17	EUR	(1,350)	(1,422)	(19)
USD/EUR	BNY	01/23/17	EUR	(100)	(105)	(1)
USD/GBP	JPM	01/06/17	GBP	(1,151)	(1,419)	15
USD/GBP	BNY	01/09/17	GBP	(1,635)	(2,015)	49
USD/GBP	JPM	01/20/17	GBP	(100)	(123)	2
USD/ILS	JPM	01/12/17	ILS	(1,800)	(467)	7
USD/INR	JPM	01/11/17	INR	(24,300)	(358)	(5)
USD/JPY	JPM	01/06/17	JPY	(55,000)	(471)	20
USD/MXN	JPM	01/12/17	MXN	(1,150)	(55)	—
USD/MXN	JPM	01/20/17	MXN	(515)	(25)	—
USD/MYR	CIT	01/13/17	MYR	(2,225)	(496)	6
USD/PLN	UBS	01/20/17	PLN	(3,600)	(860)	(9)
USD/TRY	UBS	01/23/17	TRY	(50)	(14)	—
USD/ZAR	BOA	01/13/17	ZAR	(2,900)	(211)	2
					$(4,598)	$(272)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.7%
Australia 1.2%
Westfield Corp.	1,338	$9,046
Canada 1.7%
EnCana Corp.	780	9,162
Gildan Activewear Inc.	71	1,793
Manulife Financial Corp.	145	2,586
		13,541
China 7.7%
Baidu.com - Class A - ADR (a)	84	13,876
China Merchants Holdings International Co. Ltd.	2,486	6,141
China Mobile Ltd.	2,172	22,905
CNOOC Ltd.	13,979	17,372
		60,294
France 13.2%
BNP Paribas SA	193	12,300
Engie SA	1,604	20,417
Legrand SA	57	3,215
Sanofi SA	205	16,572
Schneider Electric SE	343	23,842
Total SA	534	27,418
		103,764
Germany 4.9%
BASF SE	144	13,320
Linde AG	59	9,611
SAP SE	176	15,258
		38,189
Japan 14.7%
Asahi Breweries Ltd.	189	5,938
East Japan Railway Co.	278	23,995
Hitachi Ltd.	3,886	20,954
Japan Airlines Co. Ltd.	554	16,157
KDDI Corp.	841	21,235
Komatsu Ltd.	518	11,740
Sumitomo Mitsui Financial Group Inc.	405	15,439
		115,458
Luxembourg 0.7%
ArcelorMittal	752	5,529
Netherlands 8.4%
Akzo Nobel NV	420	26,227
ING Groep NV	410	5,775
Reed Elsevier NV	240	4,030
Royal Dutch Shell Plc - Class B	1,042	29,948
		65,980
	Shares/Par†	Value
South Korea 5.9%
KT&G Corp.	45	3,749
Samsung Electronics Co. Ltd.	17	24,895
SK Telecom Co. Ltd.	98	18,096
		46,740
Spain 1.5%
CaixaBank SA	3,684	12,140
Sweden 1.1%
Alfa Laval AB	538	8,875
Switzerland 13.6%
ABB Ltd.	1,088	22,893
Cie Financiere Richemont SA	268	17,717
Novartis AG	315	22,898
Roche Holding AG	88	20,015
UBS Group AG	380	5,948
Zurich Insurance Group AG	62	17,008
		106,479
United Kingdom 18.1%
AstraZeneca Plc	40	2,206
Aviva Plc	3,747	22,322
Barclays Plc	5,700	15,643
British American Tobacco Plc	432	24,464
Carnival Plc	303	15,352
Diageo Plc	333	8,634
GlaxoSmithKline Plc	666	12,787
Lloyds Banking Group Plc	20,418	15,679
SSE Plc	598	11,423
Vodafone Group Plc	5,585	13,744
		142,254
Total Common Stocks (cost $742,748)		728,289
PREFERRED STOCKS 4.2%
Germany 4.2%
Volkswagen AG	235	32,911
Total Preferred Stocks (cost $33,491)		32,911
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Money Market Fund, 0.34% (b) (c)	23,577	23,577
Total Short Term Investments (cost $23,577)		23,577
Total Investments 99.9% (cost $799,816)		784,777
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.1%		1,059
Total Net Assets 100.0%		$785,839

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Causeway International Value Select Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
GBP/USD	SSB	01/03/17	GBP	442	$545	$4
GBP/USD	BNY	01/04/17	GBP	237	292	(1)
					$837	$3

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Crescent High Income Fund * (a)
CORPORATE BONDS AND NOTES 77.1%
Consumer Discretionary 13.1%
Altice SA
7.75%, 05/15/22 (b)	2,500	2,669
Argos Merger Sub Inc.
7.13%, 03/15/23 (b)	4,475	4,564
Cablevision Systems Corp.
5.88%, 09/15/22	3,250	3,169
CSC Holdings LLC
5.25%, 06/01/24 (c)	2,400	2,346
DISH DBS Corp.
5.13%, 05/01/20	5,250	5,434
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	2,000	2,040
5.25%, 04/15/23 (c)	2,000	2,037
JC Penney Corp. Inc.
5.88%, 07/01/23 (b)	4,050	4,177
Numericable Group SA
6.00%, 05/15/22 (b)	4,750	4,875
PNK Entertainment Inc.
5.63%, 05/01/24 (b)	4,000	4,010
Sirius XM Radio Inc.
5.75%, 08/01/21 (b)	1,250	1,302
6.00%, 07/15/24 (b)	2,250	2,351
VTR Finance BV
6.88%, 01/15/24 (b)	3,750	3,872
Wynn Las Vegas LLC
5.38%, 03/15/22	3,000	3,071
5.50%, 03/01/25 (b)	2,000	1,984
Other Securities		34,227
		82,128
Consumer Staples 4.0%
Cott Beverages Inc.
5.38%, 07/01/22	4,250	4,324
Dole Food Co. Inc.
7.25%, 05/01/19 (d) (e)	4,025	4,105
NBTY Inc.
7.63%, 05/15/21 (b)	3,550	3,674
Post Holdings Inc.
6.00%, 12/15/22 (b)	4,000	4,180
Vector Group Ltd.
7.75%, 02/15/21	4,500	4,691
Other Securities		4,156
		25,130
Energy 14.0%
Antero Resources Corp.
5.13%, 12/01/22	2,000	2,020
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	2,000	2,070
6.25%, 04/15/23 (c)	2,200	2,255
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	2,000	2,041
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,701
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	1,500	1,605
Tesoro Logistics LP
6.13%, 10/15/21	2,500	2,625
6.25%, 10/15/22	1,000	1,060
Other Securities		69,875
		87,252
Financials 9.8%
Altice Financing SA
6.50%, 01/15/22 (b)	3,500	3,649
6.63%, 02/15/23 (b)	1,250	1,284
Antero Resources Finance Corp.
6.00%, 12/01/20	2,500	2,575
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,030
7.38%, 03/15/23	1,544	1,586
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	4,500	4,994
	Shares/Par†	Value
Icahn Enterprises LP
6.00%, 08/01/20	3,000	3,064
5.88%, 02/01/22	1,700	1,687
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,000	1,043
7.25%, 12/15/21 (b)	2,500	2,606
SLM Corp.
5.50%, 01/15/19	4,000	4,150
5.50%, 01/25/23	1,500	1,455
Other Securities		30,261
		61,384
Health Care 4.8%
HCA Inc.
6.50%, 02/15/20	2,500	2,735
5.00%, 03/15/24	1,050	1,080
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,015
8.00%, 08/01/20	1,000	985
4.38%, 10/01/21	750	739
6.75%, 06/15/23	2,750	2,420
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,455
Other Securities		14,666
		30,095
Industrials 5.5%
Bombardier Inc.
4.75%, 04/15/19 (b)	1,000	1,005
8.75%, 12/01/21 (b)	1,000	1,061
6.00%, 10/15/22 (b)	2,000	1,880
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,965
TransDigm Inc.
6.00%, 07/15/22	2,000	2,080
6.38%, 06/15/26 (b)	1,750	1,797
XPO Logistics Inc.
6.50%, 06/15/22 (b)	3,500	3,675
Other Securities		18,591
		34,054
Information Technology 3.3%
First Data Corp.
7.00%, 12/01/23 (b)	5,000	5,325
Infor Software Parent LLC
7.13%, 05/01/21 (b) (g)	4,000	4,100
Other Securities		10,870
		20,295
Materials 11.0%
ArcelorMittal
6.50%, 03/01/21 (f)	4,000	4,380
First Quantum Minerals Ltd.
7.25%, 10/15/19 (b)	2,800	2,828
6.75%, 02/15/20 (b)	1,000	998
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (b)	750	870
6.88%, 04/01/22 (b) (c)	3,000	3,112
Hexion US Finance Corp.
6.63%, 04/15/20	3,500	3,097
Platform Specialty Products Corp.
10.38%, 05/01/21 (b)	2,750	3,046
6.50%, 02/01/22 (b) (c)	1,000	1,008
PQ Corp.
6.75%, 11/15/22 (b)	3,980	4,259
United States Steel Corp.
8.38%, 07/01/21 (b)	2,250	2,487
7.50%, 03/15/22	1,750	1,807
Other Securities		41,130
		69,022
Real Estate 1.5%
Felcor Lodging LP
5.63%, 03/01/23	3,600	3,672
Other Securities		5,541
		9,213

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Telecommunication Services 9.0%
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,579
5.80%, 03/15/22	2,750	2,811
Level 3 Financing Inc.
5.38%, 08/15/22	1,000	1,033
5.38%, 01/15/24	3,810	3,848
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,806
Sprint Capital Corp.
6.90%, 05/01/19	4,100	4,341
Sprint Corp.
7.25%, 09/15/21	4,000	4,250
Sprint Nextel Corp.
7.00%, 08/15/20	4,000	4,240
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,575
6.00%, 03/01/23	5,600	5,915
6.50%, 01/15/26	500	541
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,558
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (b)	2,500	2,494
Wind Acquisition Finance SA
4.75%, 07/15/20 (b)	5,200	5,239
Other Securities		12,117
		56,347
Utilities 1.1%
Other Securities		6,774
Total Corporate Bonds And Notes (cost $470,789)		481,694
VARIABLE RATE SENIOR LOAN INTERESTS 18.3% (h)
Consumer Discretionary 5.1%
JC Penney Corp. Inc.
Term Loan B, 5.25%, 06/09/23	874	878
Numericable US LLC
Term Loan B-7, 5.14%, 01/08/24	983	995
Other Securities		30,246
		32,119
Consumer Staples 1.2%
Other Securities		7,326
Energy 0.1%
Other Securities		767
Financials 2.1%
Other Securities		12,899
Health Care 2.5%
HCA Inc.
Term Loan B-7, 3.52%, 02/05/24	539	545
Other Securities		14,941
		15,486
Industrials 2.0%
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.75%, 06/18/21	499	501
Incremental Term Loan B-1, 0.00%, 05/02/22 (i)	63	63
Incremental Term Loan B-1, 4.75%, 05/02/22	422	428
XPO Logistics Inc.
Term Loan B-2, 4.25%, 11/01/21	464	470
Other Securities		10,960
		12,422
	Shares/Par†	Value
Information Technology 3.0%
First Data Corp.
Term Loan, 3.76%, 03/24/21	534	540
Term Loan, 3.76%, 07/08/22	187	188
Other Securities		17,818
		18,546
Materials 1.8%
MacDermid Inc.
Term Loan, 5.00%, 10/13/23	148	150
Platform Specialty Products Corp.
Term Loan B-5, 0.00%, 06/07/20 (i)	500	505
PQ Corp.
Term Loan, 5.25%, 11/04/22	897	908
Other Securities		9,992
		11,555
Telecommunication Services 0.3%
Level 3 Financing Inc.
Term Loan B-2, 3.50%, 05/31/22	450	455
Virgin Media Investment Holdings Ltd.
Term Loan I, 0.00%, 12/07/23 (i)	313	314
Other Securities		1,467
		2,236
Utilities 0.2%
Other Securities		1,297
Total Variable Rate Senior Loan Interests (cost $114,133)		114,653
SHORT TERM INVESTMENTS 6.8%
Investment Companies 2.8%
JNL Money Market Fund, 0.34% (j) (k)	17,302	17,302
Securities Lending Collateral 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (k)	25,130	25,130
Total Short Term Investments (cost $42,432)		42,432
Total Investments 102.2% (cost $627,354)		638,779
Other Assets and Liabilities, Net (2.2)%		(13,895)
Total Net Assets 100.0%		$624,884

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $174,163 and 27.9%, respectively.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(g) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(i) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Block Communications Inc., 7.25%, 02/01/20	06/13/16	$1,775	$1,772	0.3%
Consolidated Container Co. LLC, 10.13%, 07/15/20	08/29/16	1,273	1,278	0.2
Contura Energy Inc., 10.00%, 08/01/21	10/03/16	1,573	1,601	0.2
Dole Food Co. Inc., 7.25%, 05/01/19	08/08/16	4,084	4,105	0.7
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/16	1,851	1,790	0.3
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	08/12/16	1,561	1,600	0.2
		$12,117	$12,146	1.9%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.4%
Consumer Discretionary 16.0%
Amazon.com Inc. (a)	17	$12,460
Comcast Corp. - Class A	115	7,952
Home Depot Inc.	48	6,493
McDonald's Corp.	32	3,871
Starbucks Corp.	58	3,216
Walt Disney Co.	52	5,443
Other Securities		112,377
		151,812
Consumer Staples 8.0%
Altria Group Inc.	79	5,375
Coca-Cola Co.	132	5,462
CVS Health Corp.	37	2,903
PepsiCo Inc.	59	6,127
Philip Morris International Inc.	40	3,705
Procter & Gamble Co.	73	6,100
Wal-Mart Stores Inc.	76	5,248
Other Securities		41,046
		75,966
Energy 5.0%
Chevron Corp.	37	4,393
Exxon Mobil Corp.	83	7,483
Other Securities		35,634
		47,510
Financials 15.5%
Bank of America Corp.	197	4,362
Berkshire Hathaway Inc. - Class B (a)	53	8,690
Citigroup Inc.	55	3,298
JPMorgan Chase & Co.	106	9,174
Synchrony Financial	36	1,313
Wells Fargo & Co.	141	7,796
Other Securities		112,634
		147,267
Health Care 11.1%
AbbVie Inc.	66	4,155
Amgen Inc.	20	2,865
Celgene Corp. (a)	32	3,664
Gilead Sciences Inc.	46	3,314
Johnson & Johnson	75	8,673
Merck & Co. Inc.	75	4,413
Pfizer Inc.	162	5,250
UnitedHealth Group Inc.	31	4,929
Other Securities		68,093
		105,356
Industrials 13.7%
3M Co.	25	4,407
Boeing Co.	24	3,751
General Electric Co.	128	4,055
	Shares/Par†	Value
Union Pacific Corp.	31	3,175
United Parcel Service Inc. - Class B	28	3,241
United Technologies Corp.	28	3,089
Other Securities		108,020
		129,738
Information Technology 19.6%
Accenture Plc - Class A	25	2,895
Alphabet Inc. - Class A (a)	6	5,007
Alphabet Inc. - Class C (a)	6	5,017
Apple Inc.	221	25,575
Cisco Systems Inc.	156	4,710
Facebook Inc. - Class A (a)	65	7,428
Intel Corp.	201	7,293
International Business Machines Corp.	37	6,090
MasterCard Inc. - Class A	39	4,036
Microsoft Corp.	255	15,843
Oracle Corp.	79	3,052
QUALCOMM Inc.	55	3,585
Visa Inc. - Class A	64	4,974
Other Securities		90,552
		186,057
Materials 4.4%
Other Securities		41,260
Real Estate 0.3%
Other Securities		2,754
Telecommunication Services 2.9%
AT&T Inc.	299	12,696
Verizon Communications Inc.	165	8,826
Other Securities		5,978
		27,500
Utilities 2.9%
Other Securities		27,475
Total Common Stocks (cost $780,895)		942,695
RIGHTS 0.0%
Other Securities		18
Total Rights (cost $19)		18
SHORT TERM INVESTMENTS 1.9%
Investment Companies 0.7%
JNL Money Market Fund, 0.34% (b) (c)	6,662	6,662
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (c)	11,223	11,223
Total Short Term Investments (cost $17,885)		17,885
Total Investments 101.3% (cost $798,799)		960,598
Other Assets and Liabilities, Net (1.3)%		(12,359)
Total Net Assets 100.0%		$948,239

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Casa Lay	01/30/15	$14	$14	—%
Dyax Corp.	01/25/16	3	3	—
Ferroglobe Rep and Warranty Insurance Trust	11/21/12	—	—	—
Property Development Center	01/30/15	1	1	—
		$18	$18	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 68.2%
Australia 2.2%
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	3,000	$2,986
Barbados 1.6%
Columbus International Inc.
7.38%, 03/30/21 (a)	2,000	2,128
Brazil 2.6%
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 05/05/17) (b)	2,500	2,493
JBS Investments GmbH
7.25%, 04/03/24	300	314
Marfrig Holdings Europe BV
8.00%, 06/08/23 (c)	700	725
		3,532
Cayman Islands 1.3%
Cementos Progreso Trust
7.13%, 11/06/23	200	210
Ooredoo Tamweel Ltd.
3.04%, 12/03/18	1,500	1,520
		1,730
Chile 5.9%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,300	1,437
Cencosud SA
5.15%, 02/12/25 (a)	800	809
Colbun SA
6.00%, 01/21/20 (a)	1,395	1,504
E.CL SA
5.63%, 01/15/21	500	536
Empresa Electrica Angamos SA
4.88%, 05/25/29 (a)	400	380
Empresa Electrica Guacolda SA
4.56%, 04/30/25	1,000	910
Guanay Finance Ltd.
6.00%, 12/15/20	1,638	1,654
VTR Finance BV
6.88%, 01/15/24 (a)	800	826
		8,056
China 3.8%
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	200	208
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	2,000	1,985
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21 (c)	1,000	952
Tencent Holdings Ltd.
2.88%, 02/11/20	2,000	2,007
		5,152
Colombia 7.0%
Avianca Holdings SA
8.38%, 05/10/20	1,000	1,015
Banco de Bogota SA
6.25%, 05/12/26 (c)	1,000	1,020
Bancolombia SA
6.13%, 07/26/20 (a)	2,000	2,125
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21	650	670
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	1,000	1,118
Grupo Aval Ltd.
4.75%, 09/26/22 (a)	2,500	2,466
GrupoSura Finance SA
5.50%, 04/29/26	550	574
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	500	515
		9,503
Costa Rica 3.8%
Banco de Costa Rica
5.25%, 08/12/18	2,600	2,623
	Shares/Par†	Value
Banco Nacional de Costa Rica
5.88%, 04/25/21 (c)	2,500	2,522
		5,145
Dominican Republic 1.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,794	1,794
Guatemala 2.0%
Agromercantil Senior Trust
6.25%, 04/10/19	750	769
Industrial Senior Trust
5.50%, 11/01/22	2,000	1,919
		2,688
Hong Kong 0.3%
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	400	404
India 3.5%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,200	1,194
Bharti Airtel Ltd.
4.38%, 06/10/25	1,000	984
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,500	1,630
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	1,100	1,046
		4,854
Israel 1.4%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (c)	500	505
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)	1,400	1,457
		1,962
Jamaica 1.4%
Digicel Group Ltd.
7.13%, 04/01/22	2,400	1,861
Luxembourg 1.8%
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (b)	986	1,009
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (a)	1,500	1,526
		2,535
Malaysia 3.3%
Axiata Group Bhd
3.47%, 11/19/20	1,000	1,006
Malayan Banking Bhd
3.25%, 09/20/22 (d)	1,200	1,205
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	2,300	2,296
		4,507
Mexico 10.6%
Banco Mercantil del Norte SA
5.75%, 10/04/31 (d)	700	650
5.75%, 10/04/31 (c)	800	743
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (d)	2,300	2,160
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22 (a)	500	498
5.95%, 01/30/24 (a)	775	789
BBVA Bancomer SA
6.01%, 05/17/22 (d)	1,400	1,400
Comision Federal de Electricidad
4.75%, 02/23/27	2,300	2,217
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23 (c)	1,000	1,020
Grupo Idesa SA de CV
7.88%, 12/18/20	1,400	1,267
Grupo Posadas SAB de CV
7.88%, 06/30/22	2,000	1,980
Petroleos Mexicanos
6.63%, (callable at 100 beginning 02/27/17) (b)	300	282

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/21 (a)	1,500	1,410
		14,416
Netherlands 1.1%
AES Andres BV
7.95%, 05/11/26 (c)	1,500	1,548
Panama 2.8%
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	249	259
ENA Norte Trust
4.95%, 04/25/23	1,053	1,089
Global Bank Corp.
5.13%, 10/30/19 (a)	2,500	2,550
		3,898
Peru 4.5%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (c)	1,298	1,330
6.88%, 04/30/43	898	921
Banco de Credito del Peru
2.25%, 10/25/19 (c)	200	198
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (e)	3,420	2,727
Union Andina de Cementos SAA
5.88%, 10/30/21	1,000	1,035
		6,211
Singapore 3.8%
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (b)	500	482
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	2,242	2,301
United Overseas Bank Ltd.
3.50%, 09/16/26	2,500	2,473
		5,256
South Korea 0.4%
Kia Motors Corp.
2.63%, 04/21/21	500	495
United States of America 1.8%
Reliance Holding USA Inc.
4.50%, 10/19/20	1,050	1,107
5.40%, 02/14/22	1,200	1,297
		2,404
Total Corporate Bonds And Notes (cost $93,243)		93,065
GOVERNMENT AND AGENCY OBLIGATIONS 26.5%
Colombia 0.5%
Colombia Government International Bond
4.50%, 01/28/26	700	721
Costa Rica 1.9%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,272
Instituto Costarricense de Electricidad
6.95%, 11/10/21	320	333
		2,605
Dominican Republic 2.7%
Dominican Republic International Bond
9.04%, 01/23/18	908	939
7.50%, 05/06/21	2,500	2,713
6.85%, 01/27/45	100	94
		3,746
Guatemala 0.6%
Guatemala Government Bond
4.88%, 02/13/28	800	772
Hungary 2.3%
Hungary Government International Bond
4.00%, 03/25/19	2,000	2,070
6.25%, 01/29/20	1,000	1,094
		3,164
India 1.5%
Export-Import Bank of India
3.13%, 07/20/21	2,000	1,987
	Shares/Par†	Value
Indonesia 3.1%
Indonesia Government International Bond
5.88%, 03/13/20	2,500	2,728
4.35%, 01/08/27 (c)	1,500	1,503
		4,231
Israel 1.1%
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,400	1,457
Mexico 2.8%
Mexico Government International Bond
4.75%, 03/08/44	600	545
United Mexican States
4.13%, 01/21/26	3,300	3,274
		3,819
Panama 5.0%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,022	2,034
Panama Government International Bond
5.20%, 01/30/20	3,000	3,222
3.88%, 03/17/28	1,000	978
4.30%, 04/29/53	600	537
		6,771
Poland 2.5%
Poland Government International Bond
5.13%, 04/21/21	2,500	2,727
3.25%, 04/06/26	700	671
		3,398
Qatar 2.5%
Qatar Government International Bond
2.38%, 06/02/21	3,500	3,424
Total Government And Agency Obligations (cost $36,641)		36,095
SHORT TERM INVESTMENTS 10.1%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (f) (g)	5,557	5,557
Securities Lending Collateral 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	8,269	8,269
Total Short Term Investments (cost $13,826)		13,826
Total Investments 104.8% (cost $143,710)		142,986
Other Assets and Liabilities, Net (4.8)%		(6,540)
Total Net Assets 100.0%		$136,446

(a) All or portion of the security was on loan.

(b) Perpetual security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $13,523 and 9.9%, respectively.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.2%
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (a) (b)	4,618	4,571
ALM XIV Ltd.
Series 2014-A2-14A, 2.99%, 07/28/26 (a) (c)	4,000	4,015
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (a) (c)	5,000	5,009
Series 2016-A2-19A, 2.83%, 07/15/28 (a) (c)	5,000	4,999
Anchorage Capital CLO 5 Ltd.
Series 2014-A-5A, 2.48%, 10/15/26 (a) (c)	1,000	1,005
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 2.97%, 01/13/27 (a) (c)	5,000	5,000
Apidos CLO XVIII
Series 2014-A1-18A, 2.29%, 07/22/26 (a) (c)	4,000	3,991
Apidos CLO XXIV
Series 2016-A2-24A, 2.70%, 07/20/27 (a) (c)	5,000	4,984
Avery Point CLO Ltd.
Series 2014-A-1A, 2.40%, 04/25/26 (a) (c)	5,000	5,000
Banc of America Commercial Mortgage Trust
Series 2007-AM-5, REMIC, 5.77%, 10/10/17 (c)	160	163
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.76%, 06/15/17 (a) (c)	2,467	2,492
Bear Stearns ALT-A Trust
Series 2006-31A1-4, REMIC, 3.37%, 07/25/36 (c)	8,724	7,216
Bear Stearns Asset Backed Securities Trust
Series 2006-M1-2, REMIC, 1.18%, 07/25/36 (c)	3,827	3,792
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-PW15, REMIC, 5.33%, 02/11/17	503	504
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.34%, 07/20/26 (a) (c)	1,500	1,501
Series 2014-A1-3A, 2.36%, 10/15/26 (a) (c)	1,000	1,001
Series 2015-B-4A, 3.13%, 01/20/27 (a) (c)	500	504
Series 2015-C-4A, 4.08%, 01/20/27 (a) (c)	500	498
Series 2015-D-2A, 4.43%, 07/18/27 (a) (c)	500	474
Series 2015-A1-3A, 2.36%, 10/20/27 (a) (c)	500	501
Series 2013-A1R-1A, 2.11%, 01/20/29 (a) (c)	1,000	1,001
CAM Mortgage Trust
Series 2016-A-1, REMIC, 4.00%, 01/15/56 (a) (c)	5,209	5,184
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-1A, 2.11%, 04/20/22 (a) (c)	1,477	1,477
Series 2013-B-2A, 2.63%, 04/18/25 (a) (c)	1,000	1,000
Series 2014-A2-3A, 2.99%, 07/27/26 (a) (c)	3,000	2,992
Carlyle High Yield Partners X Ltd.
Series 2007-A2A-10A, 1.09%, 04/19/22 (a) (c)	355	354
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.09%, 12/12/25 (c)	5,115	373
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (c)	2,332	2,301
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (c)	18,813	2,180
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.71%, 06/10/17 (c)	2,399	2,433
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	460
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (c)	828	769
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	300
Interest Only, Series 2014-XA-GC19, REMIC, 1.24%, 03/10/47 (c)	40,437	2,428
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (c)	37,171	2,511
Interest Only, Series 2015-XA-GC35, REMIC, 0.90%, 11/10/48 (c)	4,040	217
Interest Only, Series 2016-XA-GC36, REMIC, 1.35%, 02/10/49 (c)	4,332	377
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/10/49 (c)	8,607	1,049
Interest Only, Series 2016-XA-P3, REMIC, 1.72%, 04/15/49 (c)	7,703	849
Interest Only, Series 2016-XA-P5, REMIC, 1.57%, 10/10/49 (c)	11,478	1,178
Series 2008-AM-C7, REMIC, 6.14%, 12/10/49 (c)	1,085	1,116
Series 2008-AMA-C7, REMIC, 6.14%, 12/10/49 (c)	2,332	2,390
	Shares/Par†	Value
Citigroup Mortgage Loan Trust
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (c)	2,173	2,178
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.35%, 02/10/25 (a) (c)	1,750	1,322
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (c)	450	432
Interest Only, Series 2015-XA-CR26, REMIC, 1.06%, 10/10/48 (c)	5,361	344
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.36%, 10/10/46 (c)	40,439	2,498
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (c)	306	300
Interest Only, Series 2014-XA-UBS3, REMIC, 1.33%, 06/10/47 (c)	39,767	2,461
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (a)	3,532	3,519
Credit Suisse Commercial Mortgage Trust
Series 2007-A1AM-C4, REMIC, 5.93%, 07/15/17 (c)	1,866	1,899
Series 2008-AM-C1, REMIC, 6.06%, 02/15/41 (a) (c)	120	123
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,566	1,496
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (c)	224	228
CSMC Trust
Series 2010-1B-RR1, REMIC, 5.69%, 04/16/17 (a) (c)	1,185	1,184
Series 2015-D-SAND, REMIC, 3.55%, 08/15/17 (a) (c)	500	498
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (c)	7,535	7,600
Galaxy XV CLO Ltd.
Series 2013-A-15A, 2.13%, 04/15/25 (a) (c)	1,400	1,399
Series 2013-B-15A, 2.73%, 04/15/25 (a) (c)	1,000	998
Galaxy XVIII CLO Ltd.
Series 2014-A-18A, 2.35%, 10/15/26 (a) (c)	5,000	4,996
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.79%, 05/10/17 (c)	1,900	1,912
GS Mortgage Securities Trust
Series 2013-D-GC13, REMIC, 4.07%, 07/10/23 (a) (c)	662	585
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/10/25 (c)	3,475	299
Interest Only, Series 2014-XA-GC20, REMIC, 1.16%, 04/10/47 (c)	10,633	598
Interest Only, Series 2014-XA-GC24, REMIC, 0.86%, 09/10/47 (c)	10,526	481
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (c)	201	162
Interest Only, Series 2015-XA-GS1, REMIC, 0.84%, 11/10/48 (c)	5,713	321
JPMBB Commercial Mortgage Securities Trust
Series 2013-D-C15, REMIC, 5.05%, 10/15/23 (a) (c)	920	875
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (c)	420	383
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (c)	359	355
Interest Only, Series 2014-XA-C21, REMIC, 1.09%, 08/15/47 (c)	13,429	803
Interest Only, Series 2014-XA-C22, REMIC, 0.95%, 09/15/47 (c)	48,505	2,505
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (c)	34,937	3,560
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.85%, 12/15/49 (c)	29,232	1,834
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	366	373
Series 2016-E-WPT, REMIC, 5.70%, 10/15/18 (a) (c)	1,873	1,884
Series 2016-B-ASH, 2.85%, 10/15/22 (a) (c)	1,199	1,201

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Series 2016-C-ASH, 3.54%, 10/15/22 (a) (c)	677	678
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	306	306
Series 2007-AM-LD12, REMIC, 6.04%, 02/15/51 (c)	350	358
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB18, REMIC, 5.44%, 01/12/17	304	304
Series 2007-AM-CB18, REMIC, 5.47%, 02/12/17 (c)	400	401
Series 2007-A4-LD11, REMIC, 5.75%, 05/15/17 (c)	260	262
Series 2007-AM-LD11, REMIC, 5.75%, 06/15/17 (c)	411	414
Series 2007-AM-CB20, REMIC, 5.96%, 09/12/17 (c)	500	512
Series 2007-AM-C1, REMIC, 6.06%, 11/15/17 (c)	413	417
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (c)	997	1,021
Interest Only, Series 2015-XA-JP1, REMIC, 1.15%, 01/15/49 (c)	4,979	296
Series 2007-AM-CB19, REMIC, 5.71%, 02/12/49 (c)	2,884	2,912
Interest Only, Series 2016-XA-JP4, REMIC, 0.83%, 12/15/49 (c)	19,421	987
Series 2007-AJ-CB20, REMIC, 6.15%, 02/12/51 (c)	400	403
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (a)	1,857	1,766
LB Commercial Mortgage Trust
Series 2007-AMFL-C3, REMIC, 5.92%, 06/15/17 (a) (c)	557	565
Series 2007-AM-C3, REMIC, 5.92%, 06/15/17 (c)	3,004	3,046
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C1, REMIC, 5.46%, 01/15/17	244	244
Series 2007-AJ-C1, REMIC, 5.48%, 02/15/40	500	500
Series 2007-AJ-C7, REMIC, 6.25%, 09/15/45 (c)	2,332	2,351
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.30%, 03/22/21 (a) (c)	500	490
Madison Park Funding XV Ltd.
Series 2014-A2-15A, 3.29%, 01/27/26 (a) (c)	4,000	4,000
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.83%, 07/12/17 (c)	1,854	1,798
Series 2006-AJ-C1, REMIC, 5.59%, 05/12/39 (c)	67	67
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (c)	1,824	1,836
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.16%, 02/15/24 (c)	16,953	910
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (c)	420	415
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (a)	550	379
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (a)	297	183
Series 2015-C-C27, REMIC, 4.54%, 11/15/25 (c)	207	197
Interest Only, Series 2016-XA-C28, REMIC, 1.29%, 01/15/26 (c)	4,625	380
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (c)	2,371	2,376
Morgan Stanley Capital I Trust
Series 2007-A4-IQ14, REMIC, 5.69%, 04/15/17 (c)	340	341
Series 2015-AFSC-XLF2, 3.70%, 11/15/17 (a) (c)	315	315
Series 2006-J-XLF, REMIC, 1.13%, 07/15/19 (a) (c)	2,241	2,220
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (c)	2,155	2,153
Series 2007-AM-IQ13, REMIC, 5.41%, 03/15/44	1,604	1,603
Series 2006-AJ-HQ9, REMIC, 5.79%, 07/12/44 (c)	32	32
Interest Only, Series 2015-XA-UBS8, REMIC, 0.98%, 12/15/48 (c)	4,960	313
Interest Only, Series 2016-XA-UB12, 0.84%, 12/15/49 (c)	4,189	228
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (a) (d)	4,636	4,652
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.23%, 06/21/24 (a) (c)	8,935	8,944
Series 2016-A2-2A, 2.98%, 06/21/24 (a) (c)	1,150	1,151
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (a)	6,407	6,295
	Shares/Par†	Value
Sofi Consumer Loan Program LLC
Series 2016-A-1, 3.26%, 07/25/21 (a)	3,346	3,349
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (a)	4,236	4,257
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (a)	4,000	4,031
Series 2016-A-AA, 2.90%, 03/15/20 (a)	5,000	4,987
Stewart Park CLO Ltd.
Series 2015-B-1A, 2.88%, 04/15/26 (a) (c)	3,200	3,191
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.35%, 12/25/35 (c)	5,004	4,657
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,694	4,292
Symphony CLO VIII LP
Series 2012-AR-8A, 1.98%, 01/09/23 (a) (c)	641	639
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.18%, 01/17/25 (a) (c)	5,750	5,754
TCI-Cent Clo Ltd.
Series 2016-A1-1A, 2.45%, 12/21/29 (a) (c)	3,000	3,000
Series 2016-A2-1A, 3.13%, 12/21/29 (a) (c)	3,000	3,000
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.53%, 07/15/28 (a) (c)	4,000	4,006
Series 2016-B-1A, 3.23%, 07/15/28 (a) (c)	5,000	4,985
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (c)	3,397	3,395
Venture CDO Ltd.
Series 2014-A1L-16A, 2.38%, 04/15/26 (a) (c)	2,000	2,000
Series 2014-A-17A, 2.36%, 07/15/26 (a) (c)	2,500	2,500
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.10%, 07/22/21 (a) (c)	380	376
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.33%, 10/15/26 (a) (c)	3,000	3,000
Venture XX CLO Ltd.
Series 2015-A-20A, 2.37%, 04/15/27 (a) (c)	2,000	2,001
Voya CLO Ltd.
Series 2014-A1-4A, 2.38%, 10/14/26 (a) (c)	4,500	4,494
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C34, REMIC, 5.82%, 09/15/17 (c)	65	67
Series 2007-AM-C30, REMIC, 5.38%, 12/15/43	2,566	2,566
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (c)	2,000	2,018
Series 2006-AM-C26, REMIC, 6.07%, 06/15/45 (c)	1,885	1,885
Series 2007-AJ-C33, REMIC, 5.97%, 02/15/51 (c)	481	483
Series 2007-AM-C33, REMIC, 5.97%, 02/15/51 (c)	500	506
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2016-XA-C33, REMIC, 1.81%, 03/15/59 (c)	2,867	321
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	4,154	4,106
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,554	1,521
Series 2007-A1-AR4, REMIC, 3.12%, 08/25/37 (c)	1,851	1,768
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.92%, 12/15/46 (c)	62,680	2,447
Interest Only, Series 2014-XA-C19, REMIC, 1.23%, 03/15/47 (c)	49,224	2,833
Interest Only, Series 2014-XA-C21, REMIC, 1.16%, 08/15/47 (c)	3,305	197
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (c)	5,370	5,374
Other Securities		79,346
Total Non-U.S. Government Agency Asset-Backed Securities (cost $374,779)		374,138
CORPORATE BONDS AND NOTES 15.2%
Consumer Discretionary 0.7%
Other Securities		5,584
Consumer Staples 1.2%
Other Securities		9,739

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Energy 1.7%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,000	1,046
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,520
Petroleos Mexicanos
3.50%, 07/18/18	700	706
5.50%, 02/04/19	300	311
Other Securities		9,810
		13,393
Financials 6.5%
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (c)	1,500	1,409
Bank of America Corp.
2.00%, 01/11/18	1,370	1,373
Citigroup Inc.
2.05%, 12/07/18	1,585	1,584
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	679
2.30%, 12/13/19	585	584
JPMorgan Chase & Co.
2.25%, 01/23/20	1,305	1,301
Morgan Stanley
2.45%, 02/01/19	1,590	1,600
Other Securities		44,081
		52,611
Health Care 1.7%
Other Securities		13,623
Industrials 0.6%
Other Securities		4,804
Information Technology 0.7%
Other Securities		5,942
Materials 0.3%
Other Securities		2,570
Real Estate 0.3%
Other Securities		2,325
Telecommunication Services 0.9%
Other Securities		7,251
Utilities 0.6%
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,541
Other Securities		3,506
		5,047
Total Corporate Bonds And Notes (cost $123,502)		122,889
VARIABLE RATE SENIOR LOAN INTERESTS 2.1% (c)
Consumer Discretionary 0.7%
Other Securities		6,032
Consumer Staples 0.2%
Other Securities		1,306
Financials 0.1%
Other Securities		814
Health Care 0.2%
Other Securities		1,902
Industrials 0.2%
Other Securities		1,300
Information Technology 0.3%
Other Securities		2,527
Materials 0.2%
Other Securities		1,625
Telecommunication Services 0.2%
Other Securities		1,680
Utilities 0.0%
Other Securities		315
Total Variable Rate Senior Loan Interests (cost $17,360)		17,501
	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	4,452	4,495
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,942	5,974
		10,469
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (c)	13,066	864
Mortgage-Backed Securities 3.5%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/46	9,685	9,948
Federal National Mortgage Association
3.50%, 01/01/46	3,777	3,834
3.00%, 11/01/46	14,910	14,706
		28,488
Sovereign 1.8%
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,491
Mexico Government International Bond
3.50%, 01/21/21	2,000	2,032
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,202
Other Securities		10,025
		14,750
U.S. Treasury Securities 17.8%
U.S. Treasury Note
1.00%, 09/15/17	11,000	11,017
0.88%, 11/30/17	20,800	20,801
1.00%, 12/31/17	22,100	22,116
0.75%, 01/31/18	22,200	22,152
0.75%, 02/28/18	19,400	19,353
1.00%, 03/15/18	22,100	22,109
0.88%, 03/31/18	7,000	6,990
1.63%, 06/30/20	19,300	19,296
		143,834
Total Government And Agency Obligations (cost $199,693)		198,405
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (e) (f)	33,715	33,715
Total Short Term Investments (cost $33,715)		33,715
Total Investments 92.1% (cost $749,049)		746,648
Other Derivative Instruments 6.9%		56,251
Other Assets and Liabilities, Net 1.0%		7,514
Total Net Assets 100.0%		$810,413

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $233,603 and 28.8%, respectively.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/DoubleLine Shiller Enhanced CAPE Fund at December 31, 2016:

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/17	3,000	$(50)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	35,000	1,657
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	08/25/17	75,000	(811)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/17	4,200	(45)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/17	800	(7)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	07/21/17	47,000	2,502
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	04/21/17	99,000	6,832
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	03/24/17	24,000	2,655
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/19/17	700	(9)
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	05/19/17	90,000	3,372
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/20/17	100,000	12,784
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	01/18/17	800	—
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	06/23/17	50,000	2,342
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	03/24/17	60,000	9,318
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	03/24/17	16,000	1,966
Shiller Barclays CAPE US Sector Index	BCL	Fixed Rate of 0.47%	02/17/17	100,000	12,784
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	02/16/17	25,000	(224)
Shiller Barclays CAPE US Sector Index	BNP	Fixed Rate of 0.43%	01/19/17	25,000	1,185
					$56,251

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/FPA + DoubleLine Flexible Allocation Fund *
COMMON STOCKS 61.7%
Consumer Discretionary 5.5%
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,238	$5,695
Naspers Ltd. - Class N	472	68,846
WPP Plc	1,607	35,752
		110,293
Consumer Staples 0.5%
Unilever NV - CVA	272	11,158
Energy 1.7%
Gazprom OAO - ADR	1,958	9,877
Lukoil PJSC - ADR	224	12,574
Occidental Petroleum Corp.	96	6,819
Rosneft OAO - GDR	881	5,722
		34,992
Financials 19.4%
American Express Co.	693	51,318
American International Group Inc.	1,264	82,550
Aon Plc - Class A (f)	644	71,826
Bank of America Corp.	3,162	69,880
Citigroup Inc. (f)	1,298	77,115
Groupe Bruxelles Lambert SA	440	36,850
		389,539
Health Care 2.6%
Mylan NV (b)	373	14,248
Perrigo Co. Plc	157	13,103
Thermo Fisher Scientific Inc.	175	24,763
		52,114
Industrials 8.6%
Arconic Inc.	2,355	43,659
General Electric Co. (f)	993	31,381
Jardine Strategic Holdings Ltd.	412	13,649
United Technologies Corp. (f)	761	83,376
		172,065
Information Technology 21.8%
Alphabet Inc. - Class A (b)	34	26,929
Alphabet Inc. - Class C (b)	34	26,301
Analog Devices Inc.	576	41,809
Baidu.com - Class A - ADR (b)	198	32,593
Cisco Systems Inc. (f)	1,822	55,051
Microsoft Corp.	978	60,802
Oracle Corp. (f)	2,466	94,808
QUALCOMM Inc.	281	18,305
TE Connectivity Ltd.	759	52,601
Yahoo! Inc. (b)	749	28,958
		438,157
Materials 1.6%
Alcoa Corp. (b)	744	20,889
MMC Norilsk Nickel - ADR	675	11,241
		32,130
Total Common Stocks (cost $1,195,618)		1,240,448
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (g) (h)	6,291	6,243
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (g) (h)	5,000	5,009
Series 2016-A2-19A, 2.83%, 07/15/28 (g) (h)	5,000	4,999
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.65%, 04/10/49 (g)	179	180
Interest Only, Series 2016-XA-UB10, REMIC, 2.01%, 06/15/49 (g)	9,653	1,158
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.76%, 06/15/17 (g) (h)	1,405	1,420
Bayview Opportunity Master Fund IIIB Trust
Series 2016-A1-RPL4, 3.47%, 07/28/18 (h) (i)	8,353	8,308
Bear Stearns ALT-A Trust
Series 2006-31A1-4, REMIC, 3.37%, 07/25/36 (g)	10,975	9,079
	Shares/Par†	Value
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-AM-PW17, REMIC, 5.89%, 08/11/17 (g)	276	282
Series 2007-AM-PW16, REMIC, 5.71%, 06/11/40 (g)	1,557	1,577
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.26%, 08/25/37 (g)	3,843	3,403
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (h)	6,697	6,644
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (g) (h)	12,558	12,667
GE Capital Commercial Mortgage Corp.
Series 2006-AJ-C1, REMIC, 5.31%, 03/10/44 (g)	1,646	1,642
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.79%, 05/10/17 (g)	1,365	1,373
GS Mortgage Securities Trust
Interest Only, Series 2013-XA-GC10, REMIC, 1.60%, 02/10/46 (g)	14,240	1,030
Interest Only, Series 2016-XA-GS2, REMIC, 1.67%, 05/10/49 (g)	14,037	1,525
Interest Only, Series 2016-XA-GS3, 1.28%, 10/10/49 (g)	10,831	963
Jamestown CLO III Ltd.
Series 2013-A1A-3A, 2.33%, 01/15/26 (g) (h)	2,000	1,996
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.38%, 07/15/26 (g) (h)	4,000	4,001
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 2.85%, 10/15/22 (g) (h)	596	597
Series 2016-C-ASH, 3.54%, 10/15/22 (g) (h)	337	337
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-LDPX, REMIC, 5.46%, 03/15/17 (g)	1,066	1,057
Series 2007-AM-CB20, REMIC, 5.96%, 09/12/17 (g)	1,442	1,477
Series 2007-AM-CB19, REMIC, 5.71%, 02/12/49 (g)	1,406	1,420
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (h)	1,022	972
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.83%, 07/12/17 (g)	1,022	991
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (g)	1,610	1,620
Morgan Stanley Capital I Trust
Series 2007-AM-IQ16, REMIC, 6.05%, 11/12/17 (g)	756	779
Series 2006-J-XLF, REMIC, 1.13%, 07/15/19 (g) (h)	1,978	1,959
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (g)	1,921	1,919
Series 2006-AJ-HQ9, REMIC, 5.79%, 07/12/44 (g)	29	29
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (h)	7,358	7,358
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.23%, 06/21/24 (g) (h)	6,255	6,261
Series 2016-A2-2A, 2.98%, 06/21/24 (g) (h)	1,000	1,001
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (h)	4,518	4,541
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (h)	4,000	4,031
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.18%, 01/17/25 (g) (h)	4,750	4,754
Symphony CLO XII Ltd.
Series 2013-A-12A, 2.18%, 10/15/25 (g) (h)	1,000	996
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.53%, 07/15/28 (g) (h)	4,000	4,006
Series 2016-B-1A, 3.23%, 07/15/28 (g) (h)	5,000	4,985
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (g) (h)	7,671	7,677

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Other Securities		85,834
Total Non-U.S. Government Agency Asset-Backed Securities (cost $219,166)		218,100
CORPORATE BONDS AND NOTES 9.7%
Consumer Discretionary 3.6%
Delta Topco Ltd.
10.00%, 11/24/60 (a) (c) (d) (j) (k)	60,144	58,300
Other Securities		14,152
		72,452
Consumer Staples 0.5%
Other Securities		9,754
Energy 0.8%
Other Securities		15,593
Financials 2.4%
American Express Credit Corp.
2.25%, 08/15/19	1,075	1,080
Bank of America Corp.
2.00%, 01/11/18	1,410	1,413
Citigroup Inc.
2.05%, 12/07/18	1,395	1,395
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	740
2.30%, 12/13/19	625	624
JPMorgan Chase & Co.
2.25%, 01/23/20	1,225	1,221
Morgan Stanley
2.45%, 02/01/19	1,705	1,716
Synchrony Financial
3.00%, 08/15/19	705	714
Other Securities		39,719
		48,622
Health Care 0.8%
Mylan NV
2.50%, 06/07/19 (h)	1,490	1,482
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,075	1,080
Other Securities		14,000
		16,562
Industrials 0.2%
Prime Security Services Borrower LLC
9.25%, 05/15/23 (h)	310	338
United Technologies Corp.
1.50%, 11/01/19	1,380	1,370
Other Securities		2,219
		3,927
Information Technology 0.3%
Cisco Systems Inc.
1.40%, 09/20/19	1,195	1,181
Microsoft Corp.
1.10%, 08/08/19	290	286
Oracle Corp.
2.25%, 10/08/19	1,145	1,158
Other Securities		3,823
		6,448
Materials 0.2%
Other Securities		4,127
Real Estate 0.2%
Other Securities		3,115
Telecommunication Services 0.4%
Other Securities		8,426
Utilities 0.3%
Other Securities		5,038
Total Corporate Bonds And Notes (cost $228,085)		194,064
VARIABLE RATE SENIOR LOAN INTERESTS 1.4% (g)
Consumer Discretionary 0.5%
Other Securities		9,836
Consumer Staples 0.1%
Other Securities		2,046
	Shares/Par†	Value
Financials 0.1%
Other Securities		1,360
Health Care 0.2%
Other Securities		3,007
Industrials 0.1%
Other Securities		2,045
Information Technology 0.2%
Other Securities		4,106
Materials 0.1%
Other Securities		2,595
Telecommunication Services 0.1%
Other Securities		2,703
Utilities 0.0%
Other Securities		484
Total Variable Rate Senior Loan Interests (cost $27,953)		28,182
GOVERNMENT AND AGENCY OBLIGATIONS 14.9%
Collateralized Mortgage Obligations 1.1%
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	17,918	17,666
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	3,355	3,388
		21,054
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (g)	10,515	696
Mortgage-Backed Securities 7.8%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44	8,654	8,888
3.50%, 03/01/46	17,593	18,018
3.00%, 04/01/46	4,614	4,583
3.00%, 12/01/46	1,496	1,486
Federal National Mortgage Association
3.50%, 12/01/29	5,080	5,295
3.00%, 05/01/31	8,946	9,185
3.50%, 02/01/46	10,117	10,270
3.50%, 02/01/46	12,974	13,170
3.50%, 03/01/46	14,508	14,910
3.50%, 04/01/46	15,787	16,026
3.50%, 04/01/46	9,619	9,888
3.50%, 06/01/46	17,239	17,501
3.00%, 07/01/46	13,336	13,154
3.00%, 10/01/46	14,862	14,771
		157,145
Sovereign 0.8%
Other Securities		15,298
U.S. Treasury Securities 5.2%
U.S. Treasury Note
1.00%, 03/15/18	19,050	19,057
1.25%, 01/31/20	13,900	13,790
1.38%, 02/29/20	10,650	10,593
1.63%, 06/30/20	18,000	17,996
1.38%, 01/31/21	21,550	21,188
1.13%, 02/28/21	22,950	22,311
		104,935
Total Government And Agency Obligations (cost $303,981)		299,128
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.8%
JNL Money Market Fund, 0.34% (l) (m)	35,578	35,578
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (m)	6,925	6,925
Total Short Term Investments (cost $42,503)		42,503
Total Investments 100.7% (cost $2,017,306)		2,022,425
Total Securities Sold Short (5.8)% (proceeds $108,434)		(115,933)
Other Assets and Liabilities, Net 5.1%		102,400
Total Net Assets 100.0%		$2,008,892

(a) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b) Non-income producing security.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $175,532 and 8.7%, respectively.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(j) The cost and fair value of the security is stapled to an equity investment. At December 31, 2016, the equity investment had no value.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (5.8%)
COMMON STOCKS (5.8%)
Information Technology (5.8%)
Alibaba Group Holding Ltd. - ADS	(302)	$(26,546)
	Shares/Par†	Value
Tencent Holdings Ltd.	(3,434)	(83,269)
Yahoo! Japan Corp.	(1,597)	(6,118)
Total Common Stocks (proceeds $108,434)		(115,933)
Total Securities Sold Short (5.8%) (proceeds $108,434)		$(115,933)

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Delta Topco Ltd., 10.00%, 11/24/60	05/03/12	$91,555	$58,300	2.9%
Media Group Holdings LLC	06/21/13	61,613	5,695	0.3
		$153,168	$63,995	3.2%

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2015	17,546	4,861
Options written during the year	18,899	8,735
Options closed during the year	(13,980)	(7,585)
Options exercised during the year	(359)	(657)
Options expired during the year	(22,106)	(5,354)
Options outstanding at December 31, 2016	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS 93.3%
Canada 0.2%
Silver Wheaton Corp.	126	$2,434
China 2.6%
Baidu.com - Class A - ADR (a)	14	2,363
China Life Insurance Co. Ltd. - Class H	4,397	11,366
China Mobile Ltd.	417	4,397
China Telecom Corp. Ltd. - Class H - ADR	136	6,278
		24,404
France 6.5%
AXA SA	435	10,975
BNP Paribas SA	206	13,127
Compagnie Generale des Etablissements Michelin	69	7,710
Credit Agricole SA	977	12,092
Sanofi SA	134	10,861
Total SA	138	7,088
		61,853
Germany 5.9%
Deutsche Lufthansa AG (b)	1,189	15,326
Innogy SE (a)	279	9,695
Merck KGaA	87	9,013
Metro AG	329	10,949
Siemens AG	89	10,941
		55,924
Hong Kong 0.9%
Kunlun Energy Co. Ltd.	11,533	8,593
India 0.7%
Hero Motocorp Ltd.	155	6,933
Ireland 2.7%
Allergan Plc (a)	71	14,988
CRH Plc	306	10,551
		25,539
Israel 2.0%
Teva Pharmaceutical Industries Ltd. - ADR	531	19,240
Italy 1.8%
ENI SpA	919	14,905
UniCredit SpA	812	2,333
		17,238
Japan 4.6%
Konica Minolta Holdings Inc.	486	4,822
Nissan Motor Co. Ltd.	991	9,946
Panasonic Corp.	726	7,367
SoftBank Group Corp.	228	15,068
Toshiba Corp. (a)	2,627	6,346
		43,549
Netherlands 6.5%
Aegon NV	1,908	10,481
Akzo Nobel NV	129	8,032
ING Groep NV	827	11,639
Qiagen NV (a)	213	5,977
Royal Dutch Shell Plc - Class B	888	25,516
		61,645
Portugal 1.2%
Galp Energia SGPS SA	742	11,066
Russian Federation 1.2%
MMC Norilsk Nickel - ADR	669	11,129
Singapore 1.6%
DBS Group Holdings Ltd.	666	7,946
Singapore Telecommunications Ltd.	2,825	7,085
		15,031
South Korea 6.5%
Hyundai Motor Co.	125	15,125
KB Financial Group Inc. - ADR	290	10,228
Samsung Electronics Co. Ltd. - GDR (c)	50	36,900
		62,253
Spain 1.1%
Telefonica SA	1,123	10,367
	Shares/Par†	Value
Sweden 1.7%
Getinge AB - Class B	452	7,235
Telefonaktiebolaget LM Ericsson - Class B	1,518	8,898
		16,133
Switzerland 2.8%
Credit Suisse Group AG	533	7,613
Glencore Plc (a)	1,535	5,186
Roche Holding AG	42	9,544
UBS Group AG	304	4,752
		27,095
Thailand 0.3%
Bangkok Bank PCL - NVDR	555	2,463
Bangkok Bank PCL	109	491
		2,954
Turkey 0.6%
Turkcell Iletisim Hizmet A/S - ADR (a)	891	6,149
United Kingdom 10.0%
BAE Systems Plc	1,534	11,158
Barclays Plc	3,859	10,589
BP Plc	2,586	16,198
HSBC Holdings Plc	1,802	14,410
Kingfisher Plc	1,076	4,637
Serco Group Plc (a)	888	1,567
Sky Plc	1,016	12,381
Standard Chartered Plc (a)	1,769	14,428
Tesco Plc (a)	1,876	4,784
Vodafone Group Plc	2,132	5,246
		95,398
United States of America 31.9%
Alphabet Inc. - Class A (a)	17	13,210
American International Group Inc.	226	14,763
AmerisourceBergen Corp.	27	2,095
Amgen Inc.	118	17,187
Apache Corp.	181	11,507
Apple Inc.	111	12,894
Capital One Financial Corp.	128	11,129
Cardinal Health Inc.	55	3,994
Celgene Corp. (a)	22	2,547
Cisco Systems Inc.	448	13,530
Citigroup Inc.	377	22,436
Comcast Corp. - Class A	205	14,188
ConocoPhillips Co.	145	7,286
Eli Lilly & Co.	132	9,681
First Solar Inc. (a) (b)	184	5,890
Gilead Sciences Inc.	196	14,001
Halliburton Co.	151	8,145
Hewlett Packard Enterprise Co.	289	6,678
JPMorgan Chase & Co.	202	17,464
Medtronic Plc	91	6,499
Microsoft Corp.	263	16,363
Navistar International Corp. (a)	452	14,165
NetScout Systems Inc. (a)	58	1,833
Oracle Corp.	483	18,565
SunTrust Banks Inc.	302	16,549
Tiffany & Co. (b)	62	4,800
Twenty-First Century Fox Inc. - Class A	323	9,046
United Parcel Service Inc. - Class B	68	7,782
		304,227
Total Common Stocks (cost $851,210)		889,154
CORPORATE BONDS AND NOTES 1.1%
United States of America 1.1%
Chesapeake Energy Corp.
8.00%, 12/15/22 (b) (d)	10,072	10,883
Total Corporate Bonds And Notes (cost $9,438)		10,883
SHORT TERM INVESTMENTS 8.2%
Investment Companies 5.8%
JNL Money Market Fund, 0.34% (e) (f)	54,821	54,821

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	23,240	23,240
Total Short Term Investments (cost $78,061)		78,061
Total Investments 102.6% (cost $938,709)		978,098
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.6)%		(24,516)
Total Net Assets 100.0%		$953,581

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $10,883 and 1.1%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Samsung Electronics Co. Ltd.	11/05/13	$31,362	$36,900	3.9%
		$31,362	$36,900	3.9%

The following schedules reflect the derivative investments for JNL/Franklin Templeton Global Growth Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CAD/USD	MSC	01/04/17	CAD	8	$6	$—
USD/GBP	GSC	01/03/17	GBP	(91)	(112)	(1)
					$(106)	$(1)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.9%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	$11,447
South Africa 0.2%
Edcon Ltd.
9.50%, 03/01/18, EUR (b)	4,082	622
8.00%, 06/30/19, EUR (c) (d)	2,625	1,603
12.75%, 06/30/19, EUR (c) (d)	2,747	405
Edcon Pty Ltd.
9.50%, 03/01/18, EUR (c)	8,800	1,376
		4,006
Sweden 0.0%
Stena International SA
5.75%, 03/01/24 (c)	300	259
Total Corporate Bonds And Notes (cost $34,919)		15,712
GOVERNMENT AND AGENCY OBLIGATIONS 69.6%
Argentina 4.5%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	446,943	28,673
16.00%, 10/17/23, ARS	151,124	9,123
15.50%, 10/17/26, ARS	641,466	38,929
		76,725
Brazil 8.8%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 05/15/19 - 08/15/24, BRL (e)	17,959	16,322
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	470,763	136,215
		152,537
Colombia 3.9%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,685
4.38%, 03/21/23, COP	592,000	172
9.85%, 06/28/27, COP	942,000	369
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,020
7.00%, 09/11/19 - 05/04/22, COP	11,211,000	3,789
10.00%, 07/24/24, COP	22,902,000	9,006
7.50%, 08/26/26, COP	39,425,800	13,493
6.00%, 04/28/28, COP	24,457,200	7,357
7.75%, 09/18/30, COP	68,925,000	23,804
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,718
		67,413
Ghana 3.4%
Ghana Government Bond
25.48%, 04/24/17, GHS	600	141
24.44%, 05/29/17, GHS	6,420	1,511
26.00%, 06/05/17, GHS	1,750	413
25.40%, 07/31/17, GHS	3,540	841
23.00%, 02/13/17 - 08/21/17, GHS	13,828	3,192
23.23%, 02/19/18, GHS	7,810	1,834
22.49%, 04/23/18, GHS	3,140	729
23.47%, 05/21/18, GHS	21,120	4,965
19.04%, 09/24/18, GHS	27,610	6,209
24.50%, 10/22/18 - 06/21/21, GHS	89,926	22,369
21.00%, 03/23/20, GHS	130	31
24.00%, 11/23/20, GHS	13,760	3,511
24.75%, 03/01/21 - 07/19/21, GHS	25,760	6,978
Ghana Treasury Note
23.95%, 11/07/17, GHS	4,160	979
23.30%, 12/11/17, GHS	4,060	938
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,417
22.50%, 12/10/18, GHS	12,300	2,878
		58,936
India 4.2%
India Government Bond
7.28%, 06/03/19, INR	15,800	237
7.80%, 05/03/20 - 04/11/21, INR	1,485,800	22,828
8.27%, 06/09/20, INR	750,000	11,659
	Shares/Par†	Value
8.12%, 12/10/20, INR	285,000	4,429
8.35%, 05/14/22, INR	120,200	1,897
7.16%, 05/20/23, INR	75,600	1,142
8.83%, 11/25/23, INR	1,020,400	16,718
9.15%, 11/14/24, INR	812,000	13,543
		72,453
Indonesia 7.4%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,298
7.00%, 05/15/27, IDR	243,864,000	17,105
10.50%, 08/15/30, IDR	5,090,000	445
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,258,724,000	95,723
9.00%, 03/15/29, IDR	22,569,000	1,766
8.75%, 05/15/31, IDR	62,734,000	4,852
		127,189
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (c)	10,411	9,816
Malaysia 3.1%
Malaysia Government Bond
3.81%, 02/15/17, MYR	31,100	6,939
4.01%, 09/15/17, MYR	24,953	5,584
3.31%, 10/31/17, MYR	53,180	11,871
4.24%, 02/07/18, MYR	51,577	11,599
3.26%, 03/01/18, MYR	81,989	18,248
		54,241
Mexico 8.6%
Mexico Bonos
5.00%, 06/15/17, MXN	601,080	28,836
4.75%, 06/14/18, MXN	868,880	40,701
8.50%, 12/13/18, MXN	82,450	4,092
5.00%, 12/11/19, MXN	1,598,010	73,143
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (f)	5,357	269
Mexico Inflation Indexed Udibonos
3.50%, 12/14/17, MXN (f)	7,682	380
2.50%, 12/10/20, MXN (f)	4,256	206
		147,627
Philippines 0.8%
Philippine Government Bond
2.88%, 05/22/17, PHP	4,170	84
5.88%, 01/31/18, PHP	250	5
2.13%, 05/23/18, PHP	224,299	4,461
5.00%, 08/18/18, PHP	29,430	603
3.88%, 11/22/19, PHP	452,100	9,076
3.38%, 08/20/20, PHP	2,060	40
		14,269
Portugal 2.2%
Portugal Government International Bond
5.13%, 10/15/24 (c)	39,270	37,994
Serbia 3.3%
Republic of Serbia
4.88%, 02/25/20 (c)	3,260	3,312
7.25%, 09/28/21 (c)	13,690	15,264
Serbia Treasury Bond
10.00%, 03/02/18 - 09/11/21, RSD	4,016,410	37,771
8.00%, 10/22/20, RSD	5,850	55
		56,402
South Africa 0.8%
Republic of South Africa
10.50%, 12/21/26, ZAR	73,200	5,877
South Africa Government Bond
8.00%, 01/31/30, ZAR	47,370	3,104
7.00%, 02/28/31, ZAR	9,700	578
8.25%, 03/31/32, ZAR	33,190	2,174
8.88%, 02/28/35, ZAR	29,590	2,022
		13,755
South Korea 10.3%
Korea Monetary Stabilization Bond
1.96%, 02/02/17, KRW	7,935,500	6,573

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
1.70%, 08/02/17, KRW	3,051,000	2,529
1.49%, 02/02/18, KRW	5,350,400	4,425
1.25%, 08/02/18, KRW	6,878,000	5,662
Korea Treasury Bond
1.75%, 12/10/18, KRW	8,801,300	7,304
1.50%, 06/10/19, KRW	24,040,100	19,836
2.75%, 09/10/19, KRW	739,000	629
2.00%, 12/10/17 - 03/10/21, KRW	138,404,450	115,329
4.25%, 06/10/21, KRW	4,701,000	4,288
1.38%, 09/10/21, KRW	12,999,700	10,559
		177,134
Sri Lanka 0.4%
Sri Lanka Government Bond
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,775
8.00%, 06/15/17 - 11/01/19, LKR	58,630	369
8.50%, 04/01/18 - 07/15/18, LKR	405,360	2,624
7.50%, 08/15/18, LKR	18,260	115
10.60%, 07/01/19 - 09/15/19, LKR	90,240	587
9.00%, 05/01/21, LKR	296,620	1,776
11.20%, 07/01/22, LKR	14,160	90
		7,336
Ukraine 4.0%
Ukraine Government International Bond
7.75%, 09/01/19 - 09/01/27 (c)	66,221	63,394
0.00%, 05/31/40 (c) (g)	16,220	4,880
		68,274
Uruguay 3.3%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18, UYU (f)	69,796	2,350
4.25%, 04/05/27, UYU (f)	81,353	2,536
4.38%, 12/15/28, UYU (f)	549,064	17,078
4.00%, 07/10/30, UYU (f)	32,719	971
3.70%, 06/26/37, UYU (f)	11,418	312
Uruguay Inflation Indexed Notas del Tesoro
2.25%, 08/23/17, UYU (f)	493,221	16,475
3.25%, 01/27/19, UYU (f)	319	10
4.00%, 06/10/20, UYU (f)	126,014	4,068
2.50%, 09/27/22, UYU (f)	68,600	1,993
Uruguay Notas del Tesoro
11.00%, 03/21/17, UYU	21,520	730
13.25%, 04/08/18, UYU	92,620	3,119
13.90%, 07/29/20, UYU	239,148	8,095
		57,737
Total Government And Agency Obligations (cost $1,252,823)		1,199,838
PREFERRED STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC - Series A-2 (a) (b) (h) (i)	1	175
CEVA Holdings LLC - Series A-1 (a) (b) (h) (i)	-	5
Total Preferred Stocks (cost $1,030)		180
COMMON STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC (b) (h) (i) (j)	-	36
Total Common Stocks (cost $466)		36
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (b) (h) (i) (j)	6	—
Edcon Ltd. (b) (h) (i) (j)	9,235	—
Edcon Ltd. (b) (h) (i) (j)	114,036	—
Total Warrants (cost $0)		—
	Shares/Par†	Value
SHORT TERM INVESTMENTS 23.7%
Investment Companies 12.1%
JNL Money Market Fund, 0.34% (k) (l)	208,722	208,722
Treasury Securities 11.6%
Bank Negara Malaysia Monetary Note
0.54%, 04/20/17, MYR	24,470	5,406
0.53%, 06/22/17, MYR	6,160	1,354
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	68,227	14,431
Colombia TES
0.00%, 03/14/17 - 09/12/17, COP	4,153,000	1,335
Malaysia Treasury Bill
0.56%, 01/20/17, MYR	7,090	1,578
0.49%, 03/10/17, MYR	4,020	891
0.51%, 08/11/17, MYR	11,810	2,584
Mexico Cetes
0.27%, 02/16/17, MXN	2,276	1,090
0.28%, 03/16/17 - 03/30/17, MXN	17,596	8,370
0.24%, 04/12/17 - 09/14/17, MXN	79,986	37,415
0.21%, 05/25/17, MXN	103,084	48,510
0.24%, 07/06/17 - 07/20/17, MXN	27,622	12,885
0.25%, 11/09/17, MXN	37,486	17,134
Philippine Treasury Bill
0.02%, 02/08/17 - 04/19/17, PHP	19,910	399
0.03%, 01/18/17 - 08/09/17, PHP	1,984,120	39,550
0.03%, 05/17/17 - 09/27/17, PHP	34,690	688
Uruguay Treasury Bill
0.38%, 04/03/17, UYU	160,693	5,306
0.39%, 05/19/17, UYU	55,210	1,792
		200,718
Total Short Term Investments (cost $427,264)		409,440
Total Investments 94.2% (cost $1,716,502)		1,625,206
Other Derivative Instruments 4.3%		73,382
Other Assets and Liabilities, Net 1.5%		26,339
Total Net Assets 100.0%		$1,724,927

(a) Convertible security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $138,303 and 8.0%, respectively.

(d) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Non-income producing security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	11/09/12	$466	$36	—%
CEVA Holdings LLC - Series A-2	11/09/12	1,008	175	—
CEVA Holdings LLC - Series A-1	05/02/13	22	5	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd., 9.50%, 03/01/18	10/20/16	713	428	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Edcon Ltd., 9.50%, 03/01/18	10/20/16	337	194	—
		$2,546	$838	—%

The following schedules reflect the derivative investments for JNL/Franklin Templeton Global Multisector Bond Fund at December 31, 2016:

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	2.79%	03/31/24	6,980	$(22)	$(287)
3-Month LIBOR	Receiving	2.73%	07/07/24	73,570	(176)	(2,787)
3-Month LIBOR	Receiving	1.91%	01/22/25	36,540	(102)	855
3-Month LIBOR	Receiving	1.97%	01/23/25	45,670	(128)	880
3-Month LIBOR	Receiving	1.97%	01/27/25	26,950	(75)	514
3-Month LIBOR	Receiving	1.94%	01/29/25	6,740	(19)	147
3-Month LIBOR	Receiving	1.94%	01/30/25	5,710	(16)	123
3-Month LIBOR	Receiving	1.82%	02/03/25	8,990	(25)	279
3-Month LIBOR	Receiving	1.99%	03/27/25	5,750	(17)	111
3-Month LIBOR	Receiving	1.98%	03/27/25	5,750	(16)	114
3-Month LIBOR	Receiving	2.45%	07/02/25	28,720	(85)	(446)
3-Month LIBOR	Receiving	3.85%	08/22/43	38,670	(302)	(407)
3-Month LIBOR	Receiving	3.49%	03/31/44	3,320	(39)	(598)
3-Month LIBOR	Receiving	2.38%	11/18/46	80,600	(621)	3,698
					$(1,643)	$2,196

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CLP/USD	DUB	01/12/17	CLP	571,473	$853	$3
CLP/USD	DUB	01/17/17	CLP	571,473	852	3
CLP/USD	DUB	01/18/17	CLP	1,888,285	2,816	6
CLP/USD	DUB	01/20/17	CLP	3,231,224	4,818	40
CLP/USD	DUB	01/24/17	CLP	3,311,571	4,936	16
CLP/USD	MSC	01/27/17	CLP	155,598	232	(4)
CLP/USD	JPM	02/06/17	CLP	3,735,884	5,563	(120)
CLP/USD	MSC	02/06/17	CLP	1,399,195	2,084	(43)
CLP/USD	DUB	02/17/17	CLP	571,472	850	4
CLP/USD	DUB	02/27/17	CLP	1,864,952	2,773	30
CLP/USD	MSC	02/27/17	CLP	155,598	231	2
CLP/USD	CIT	02/28/17	CLP	948,431	1,410	23
CLP/USD	DUB	03/13/17	CLP	571,472	849	(8)
EUR/USD	CIT	01/19/17	EUR	402	423	(10)
EUR/USD	JPM	01/19/17	EUR	4,375	4,609	60
EUR/USD	DUB	05/18/17	EUR	775	822	(66)
GHS/USD	BCL	03/13/17	GHS	2,924	650	12
IDR/USD	JPM	03/15/17	IDR	153,450,000	11,270	262
IDR/USD	JPM	05/03/17	IDR	437,000,000	31,885	826
INR/EUR	JPM	01/13/17	EUR	(45,075)	(47,474)	2,568
INR/USD	JPM	01/27/17	INR	527,153	7,747	(46)
KRW/USD	HSB	04/26/17	KRW	7,101,000	5,882	(305)
MXN/EUR	DUB	12/13/17	EUR	(64,746)	(69,468)	(549)
MXN/USD	CIT	06/22/17	MXN	475,341	22,374	(2,200)
MYR/EUR	DUB	01/17/17	EUR	(7,238)	(7,625)	(102)
MYR/EUR	JPM	01/19/17	EUR	(53,982)	(56,874)	(3,511)
MYR/EUR	JPM	02/03/17	EUR	(22,376)	(23,594)	(600)
MYR/EUR	HSB	04/18/17	EUR	(21,595)	(22,857)	(355)
MYR/USD	JPM	03/23/17	MYR	186,317	41,425	(3,438)
PHP/USD	DUB	01/31/17	PHP	91,840	1,846	(10)
PHP/USD	JPM	03/28/17	PHP	42,510	853	(17)
PHP/USD	JPM	03/29/17	PHP	61,070	1,225	(58)
PHP/USD	JPM	06/21/17	PHP	86,220	1,723	(108)
PHP/USD	DUB	06/29/17	PHP	286,261	5,720	(258)
PHP/USD	DUB	06/30/17	PHP	31,167	623	(32)
PHP/USD	JPM	07/03/17	PHP	30,714	614	(33)
USD/AUD	JPM	02/16/17	AUD	(58,680)	(42,299)	1,790
USD/AUD	CIT	02/21/17	AUD	(7,784)	(5,610)	260
USD/AUD	CIT	03/13/17	AUD	(15,335)	(11,048)	671
USD/AUD	JPM	03/13/17	AUD	(22,902)	(16,499)	602
USD/AUD	CIT	03/14/17	AUD	(15,437)	(11,121)	412
USD/AUD	JPM	03/14/17	AUD	(23,239)	(16,742)	471
USD/AUD	CIT	03/16/17	AUD	(322)	(232)	9
USD/AUD	JPM	03/17/17	AUD	(1,630)	(1,174)	14
USD/AUD	CIT	03/20/17	AUD	(649)	(468)	18
USD/AUD	JPM	03/20/17	AUD	(66,486)	(47,891)	989
USD/EUR	HSB	01/09/17	EUR	(786)	(828)	57
USD/EUR	JPM	01/13/17	EUR	(19,003)	(20,015)	1,118
USD/EUR	BCL	01/17/17	EUR	(21,488)	(22,637)	1,165
USD/EUR	DUB	01/17/17	EUR	(6,400)	(6,742)	347
USD/EUR	JPM	01/17/17	EUR	(54,794)	(57,723)	2,079
USD/EUR	CIT	01/19/17	EUR	(402)	(423)	22
USD/EUR	JPM	01/19/17	EUR	(17,069)	(17,983)	920
USD/EUR	BCL	01/20/17	EUR	(17,144)	(18,064)	840
USD/EUR	DUB	01/23/17	EUR	(11,072)	(11,668)	537
USD/EUR	BCL	01/27/17	EUR	(14,200)	(14,967)	521
USD/EUR	GSC	01/27/17	EUR	(2,562)	(2,700)	111
USD/EUR	CIT	01/30/17	EUR	(12,058)	(12,712)	509
USD/EUR	DUB	01/30/17	EUR	(6,810)	(7,180)	291
USD/EUR	BCL	01/31/17	EUR	(15,296)	(16,126)	648
USD/EUR	BOA	01/31/17	EUR	(22,828)	(24,067)	973
USD/EUR	HSB	01/31/17	EUR	(123)	(129)	2
USD/EUR	JPM	02/01/17	EUR	(786)	(829)	34
USD/EUR	CIT	02/02/17	EUR	(786)	(829)	35
USD/EUR	DUB	02/03/17	EUR	(21,540)	(22,713)	1,135
USD/EUR	BCL	02/08/17	EUR	(393)	(414)	31
USD/EUR	CIT	02/08/17	EUR	(2,250)	(2,373)	137
USD/EUR	DUB	02/09/17	EUR	(27,752)	(29,270)	1,593
USD/EUR	BCL	02/14/17	EUR	(534)	(563)	27
USD/EUR	DUB	02/14/17	EUR	(1,645)	(1,736)	69
USD/EUR	DUB	02/16/17	EUR	(23,265)	(24,545)	1,999
USD/EUR	GSC	02/16/17	EUR	(96)	(101)	1
USD/EUR	DUB	02/17/17	EUR	(5,448)	(5,748)	125
USD/EUR	HSB	02/21/17	EUR	(874)	(922)	20
USD/EUR	BCL	02/22/17	EUR	(7,567)	(7,986)	98
USD/EUR	BOA	02/23/17	EUR	(807)	(851)	10
USD/EUR	DUB	02/23/17	EUR	(9,527)	(10,053)	644
USD/EUR	JPM	02/23/17	EUR	(17,230)	(18,183)	222

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/EUR	BCL	02/27/17	EUR	(281)	(297)	3
USD/EUR	GSC	02/27/17	EUR	(33,302)	(35,151)	345
USD/EUR	DUB	02/28/17	EUR	(1,977)	(2,087)	120
USD/EUR	SCB	02/28/17	EUR	(786)	(830)	5
USD/EUR	DUB	03/01/17	EUR	(65)	(69)	4
USD/EUR	BCL	03/06/17	EUR	(1,041)	(1,100)	12
USD/EUR	BCL	03/07/17	EUR	(1,041)	(1,100)	19
USD/EUR	BOA	03/15/17	EUR	(4,198)	(4,435)	42
USD/EUR	CIT	03/15/17	EUR	(3,701)	(3,909)	36
USD/EUR	JPM	03/15/17	EUR	(11,173)	(11,804)	108
USD/EUR	JPM	03/16/17	EUR	(14,142)	(14,941)	186
USD/EUR	DUB	05/18/17	EUR	(775)	(822)	48
USD/IDR	JPM	03/15/17	IDR	(153,450,000)	(11,270)	35
USD/IDR	JPM	05/03/17	IDR	(437,000,000)	(31,885)	29
USD/JPY	GSC	01/10/17	JPY	(234,818)	(2,010)	(6)
USD/JPY	JPM	01/10/17	JPY	(815,900)	(6,984)	(45)
USD/JPY	JPM	01/10/17	JPY	(815,900)	(6,984)	1,110
USD/JPY	BCL	01/11/17	JPY	(607,460)	(5,200)	883
USD/JPY	BCL	01/13/17	JPY	(869,480)	(7,444)	1,102
USD/JPY	JPM	01/19/17	JPY	(372,560)	(3,191)	27
USD/JPY	DUB	01/23/17	JPY	(410,300)	(3,515)	40
USD/JPY	JPM	01/25/17	JPY	(718,000)	(6,151)	660
USD/JPY	JPM	01/27/17	JPY	(249,900)	(2,141)	(8)
USD/JPY	CIT	02/08/17	JPY	(725,210)	(6,218)	1,011
USD/JPY	JPM	02/08/17	JPY	(926,500)	(7,943)	62
USD/JPY	SCB	02/08/17	JPY	(926,730)	(7,945)	80
USD/JPY	BCL	02/09/17	JPY	(926,850)	(7,947)	90
USD/JPY	JPM	02/09/17	JPY	(928,860)	(7,964)	71
USD/JPY	CIT	02/16/17	JPY	(1,170,790)	(10,040)	497
USD/JPY	GSC	02/16/17	JPY	(391,640)	(3,359)	163
USD/JPY	HSB	02/16/17	JPY	(589,460)	(5,055)	177
USD/JPY	JPM	02/16/17	JPY	(1,371,355)	(11,760)	1,176
USD/JPY	BCL	02/27/17	JPY	(195,560)	(1,678)	91
USD/JPY	BCL	02/28/17	JPY	(2,019,878)	(17,330)	2,590
USD/JPY	JPM	02/28/17	JPY	(861,218)	(7,389)	1,105
USD/JPY	DUB	03/01/17	JPY	(130,803)	(1,122)	53
USD/JPY	BCL	03/09/17	JPY	(474,193)	(4,070)	644
USD/JPY	DUB	03/13/17	JPY	(214,200)	(1,839)	28
USD/JPY	BCL	03/21/17	JPY	(1,292,043)	(11,098)	1,604
USD/JPY	CIT	03/23/17	JPY	(816,260)	(7,012)	1,070
USD/JPY	DUB	03/23/17	JPY	(405,843)	(3,486)	533
USD/JPY	HSB	03/23/17	JPY	(3,680,691)	(31,619)	4,899
USD/JPY	JPM	03/23/17	JPY	(2,239,778)	(19,241)	2,955
USD/JPY	BCL	03/24/17	JPY	(414,600)	(3,562)	544
USD/JPY	GSC	03/27/17	JPY	(3,676,462)	(31,590)	1,474
USD/JPY	JPM	04/07/17	JPY	(815,900)	(7,015)	972
USD/JPY	HSB	04/11/17	JPY	(1,623,100)	(13,958)	1,827
USD/JPY	BCL	04/13/17	JPY	(821,800)	(7,068)	924
USD/JPY	DUB	04/13/17	JPY	(810,500)	(6,971)	916
USD/JPY	BOA	04/18/17	JPY	(455,770)	(3,921)	317
USD/JPY	JPM	04/20/17	JPY	(372,560)	(3,205)	398
USD/JPY	BCL	04/24/17	JPY	(312,130)	(2,686)	341
USD/JPY	BCL	05/15/17	JPY	(1,983,808)	(17,090)	2,164
USD/JPY	GSC	05/15/17	JPY	(6,664,272)	(57,411)	6,912
USD/JPY	BOA	05/18/17	JPY	(65,995)	(569)	47
USD/JPY	CIT	05/18/17	JPY	(65,897)	(568)	47
USD/JPY	BOA	05/19/17	JPY	(65,796)	(567)	44
USD/JPY	HSB	05/19/17	JPY	(66,028)	(569)	44
USD/JPY	BOA	05/22/17	JPY	(65,975)	(569)	42
USD/JPY	JPM	06/05/17	JPY	(725,016)	(6,253)	489
USD/JPY	CIT	06/08/17	JPY	(379,500)	(3,273)	322
USD/JPY	HSB	06/09/17	JPY	(568,300)	(4,902)	127
USD/JPY	HSB	06/13/17	JPY	(646,940)	(5,582)	96
USD/JPY	HSB	06/16/17	JPY	(810,570)	(6,995)	116
USD/JPY	JPM	06/16/17	JPY	(252,800)	(2,181)	242
USD/JPY	DUB	06/19/17	JPY	(809,330)	(6,985)	764
USD/JPY	CIT	06/20/17	JPY	(601,130)	(5,188)	668
USD/JPY	DUB	06/22/17	JPY	(810,730)	(6,998)	879
USD/JPY	JPM	07/14/17	JPY	(565,220)	(4,885)	639
USD/JPY	CIT	07/25/17	JPY	(465,783)	(4,028)	433
USD/JPY	JPM	10/10/17	JPY	(815,900)	(7,089)	972
USD/JPY	CIT	11/14/17	JPY	(1,455,357)	(12,671)	1,517
USD/JPY	JPM	11/14/17	JPY	(611,520)	(5,324)	648
USD/JPY	CIT	12/12/17	JPY	(819,710)	(7,148)	172
USD/JPY	JPM	12/13/17	JPY	(599,390)	(5,227)	85
USD/KRW	HSB	01/31/17	KRW	(32,100,000)	(26,577)	1,695
USD/KRW	CIT	02/21/17	KRW	(8,462,000)	(7,006)	245
USD/KRW	GSC	03/07/17	KRW	(23,982,000)	(19,858)	649
USD/KRW	CIT	03/20/17	KRW	(11,697,000)	(9,686)	992
USD/KRW	HSB	03/27/17	KRW	(19,088,000)	(15,806)	1,242
USD/KRW	HSB	03/28/17	KRW	(19,179,000)	(15,881)	1,431
USD/KRW	HSB	04/25/17	KRW	(25,486,000)	(21,110)	1,250
USD/KRW	HSB	04/26/17	KRW	(7,101,000)	(5,882)	315
USD/KRW	HSB	05/02/17	KRW	(6,502,000)	(5,386)	292
USD/KRW	CIT	05/15/17	KRW	(11,730,000)	(9,718)	520
USD/KRW	CIT	05/16/17	KRW	(9,859,000)	(8,168)	406
USD/KRW	HSB	05/17/17	KRW	(30,916,000)	(25,614)	820
USD/KRW	HSB	06/02/17	KRW	(9,617,000)	(7,969)	261
USD/KRW	CIT	06/15/17	KRW	(8,775,000)	(7,273)	301
USD/MXN	CIT	06/22/17	MXN	(475,341)	(22,374)	2,232
					$(1,371,889)	$75,025

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Franklin Templeton Income Fund *
EQUITY LINKED STRUCTURED NOTES 5.0%
Consumer Discretionary 1.4%
Morgan Stanley Equity Linked Note
(Ford Motor Co.) (a)	1,242	15,174
Royal Bank of Canada Equity Linked Note
(Target Corp.) (a)	275	20,046
		35,220
Financials 0.6%
Citigroup Inc. Equity Linked Note
(Bank of America Corp.) (a)	850	13,324
Health Care 0.4%
JPMorgan Chase & Co. Equity Linked Note
(Merck & Co. Inc.) (a)	180	10,394
Information Technology 2.6%
JPMorgan Chase & Co. Equity Linked Note
(Oracle Corp.) (a)	275	10,687
Royal Bank of Canada Equity Linked Note
(Texas Instruments Inc.) (a)	275	18,526
Wells Fargo & Co. Equity Linked Note
(Intel Corp.) (a)	664	23,198
(Cisco Systems Inc.) (a)	410	12,051
		64,462
Total Equity Linked Structured Notes (cost $122,019)		123,400
COMMON STOCKS 48.1%
Consumer Discretionary 3.3%
General Motors Co.	900	31,356
Target Corp.	305	22,030
Other Securities		28,045
		81,431
Consumer Staples 3.5%
Anheuser-Busch InBev NV - ADR	205	21,615
Coca-Cola Co.	595	24,669
PepsiCo Inc.	237	24,787
Other Securities		14,638
		85,709
Energy 8.5%
BP Plc - ADR	815	30,465
Chevron Corp.	350	41,195
Occidental Petroleum Corp.	273	19,446
Royal Dutch Shell Plc - Class A - ADR	1,100	59,818
Total SA - ADR	500	25,485
Weatherford International Plc (b) (c)	1,000	4,990
Other Securities		28,983
		210,382
Financials 5.9%
Bank of America Corp.	890	19,669
JPMorgan Chase & Co.	375	32,359
MetLife Inc.	398	21,437
Morgan Stanley	135	5,704
U.S. Bancorp	387	19,880
Wells Fargo & Co.	620	34,168
Other Securities		12,604
		145,821
Health Care 5.0%
AstraZeneca Plc	405	22,116
Eli Lilly & Co.	320	23,536
Pfizer Inc.	948	30,794
Sanofi SA - ADR	610	24,668
Other Securities		21,726
		122,840
Industrials 5.2%
Deere & Co.	250	25,760
General Electric Co.	1,250	39,500
Union Pacific Corp.	171	17,781
United Technologies Corp.	262	28,720
Other Securities		16,980
		128,741
Information Technology 4.9%
Apple Inc.	270	31,286
	Shares/Par†	Value
Intel Corp.	652	23,637
Microsoft Corp.	695	43,200
Other Securities		23,607
		121,730
Materials 4.5%
BASF SE	300	27,803
Dow Chemical Co.	850	48,637
Rio Tinto Plc - ADR (c)	660	25,384
Other Securities		9,826
		111,650
Telecommunication Services 1.4%
Verizon Communications Inc.	420	22,420
Other Securities		11,087
		33,507
Utilities 5.9%
Dominion Resources Inc.	400	30,636
PG&E Corp.	380	23,080
Southern Co.	396	19,502
Other Securities		72,855
		146,073
Total Common Stocks (cost $1,066,996)		1,187,884
PREFERRED STOCKS 1.7%
Financials 0.6%
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (c) (d)	70	1,811
Wells Fargo & Co. - Series L, 7.50% (d) (e)	10	11,900
Other Securities		1,313
		15,024
Health Care 0.6%
Other Securities		14,485
Industrials 0.0%
Other Securities		409
Real Estate 0.0%
Other Securities		1,209
Utilities 0.5%
Dominion Resources Inc. - Series A, 6.38%, 07/01/17 (e)	70	3,479
Other Securities		8,587
		12,066
Total Preferred Stocks (cost $48,597)		43,193
CORPORATE BONDS AND NOTES 34.6%
Consumer Discretionary 3.7%
DISH DBS Corp.
5.88%, 07/15/22	2,000	2,105
5.00%, 03/15/23	11,000	10,945
5.88%, 11/15/24	4,800	4,939
iHeartCommunications Inc.
9.00%, 12/15/19	2,356	1,926
9.00%, 03/01/21	13,500	9,990
Other Securities		61,133
		91,038
Consumer Staples 0.6%
Other Securities		15,460
Energy 5.6%
Bill Barrett Corp.
7.63%, 10/01/19	11,000	10,835
7.00%, 10/15/22	8,000	7,640
Chesapeake Energy Corp.
4.13%, 04/15/19 (c) (f)	2,500	2,513
8.00%, 12/15/22 (a) (c)	5,410	5,846
8.00%, 01/15/25 (a) (c)	10,000	10,200
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,136
7.75%, 06/15/21 (c)	8,325	8,408
5.88%, 07/01/21 (e)	11,675	12,667
8.25%, 06/15/23 (c)	4,900	4,986
Weatherford International Plc
9.88%, 02/15/24 (a) (c)	7,500	7,992
Other Securities		63,942
		139,165

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Financials 6.1%
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,022
8.12%, (callable at 100 beginning 05/15/18) (d)	1,000	1,039
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (c) (d)	10,000	10,100
5.90%, (callable at 100 beginning 02/15/23) (c) (d)	6,500	6,573
5.95%, (callable at 100 beginning 08/15/20) (d)	8,000	8,120
5.95%, (callable at 100 beginning 01/30/23) (d)	7,000	7,096
6.30%, (callable at 100 beginning 05/15/24) (d)	10,600	10,510
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (c) (d)	12,000	11,970
5.15%, (callable at 100 beginning 05/01/23) (d)	2,000	1,913
6.10%, (callable at 100 beginning 10/01/24) (d)	10,000	10,119
7.90%, (callable at 100 beginning 04/30/18) (d)	5,800	6,006
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	2,500	2,528
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,213
7.25%, 12/15/21 (a)	5,000	5,213
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (d)	4,700	4,724
Other Securities		56,236
		151,382
Health Care 5.9%
Community Health Systems Inc.
8.00%, 11/15/19 (c)	25,000	20,750
7.13%, 07/15/20 (c)	5,000	3,802
6.88%, 02/01/22	12,000	8,340
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	4,875
8.00%, 08/01/20	6,800	6,698
4.38%, 10/01/21	9,500	9,357
8.13%, 04/01/22	15,000	14,152
6.75%, 06/15/23 (c)	14,500	12,760
Other Securities		63,481
		144,215
Industrials 1.8%
Other Securities		43,779
Information Technology 1.3%
Other Securities		31,646
Materials 2.3%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (a)	1,200	1,220
6.00%, 06/30/21 (a) (c)	5,000	5,088
4.63%, 05/15/23 (a)	7,500	7,406
7.25%, 05/15/24 (a)	5,100	5,374
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	23,201
Other Securities		14,688
		56,977
Telecommunication Services 4.5%
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,294
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	8,048
Sprint Corp.
7.88%, 09/15/23	9,400	10,034
7.13%, 06/15/24	5,500	5,665
7.63%, 02/15/25 (c)	10,000	10,512
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,301
11.50%, 11/15/21	7,500	9,206
Other Securities		56,757
		110,817
	Shares/Par†	Value
Utilities 2.8%
Calpine Corp.
5.38%, 01/15/23 (c)	11,000	10,752
5.75%, 01/15/25	6,500	6,272
5.25%, 06/01/26 (a)	10,000	9,850
Dynegy Inc.
6.75%, 11/01/19	15,000	15,262
7.38%, 11/01/22	15,000	14,325
Other Securities		12,432
		68,893
Total Corporate Bonds And Notes (cost $849,020)		853,372
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (f)
Consumer Discretionary 1.3%
iHeartCommunications Inc.
Term Loan D, 7.36%, 01/30/19	20,000	16,250
Other Securities		16,809
		33,059
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.50%, 08/25/21	10,000	10,871
Financials 0.2%
Other Securities		3,995
Health Care 0.4%
Other Securities		8,917
Industrials 0.5%
Other Securities		11,034
Information Technology 0.2%
Other Securities		6,061
Total Variable Rate Senior Loan Interests (cost $77,131)		73,937
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (g) (h) (i) (j)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 12.0%
Investment Companies 6.9%
JNL Money Market Fund, 0.34% (k) (l)	170,877	170,877
Securities Lending Collateral 5.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (k) (l)	125,727	125,727
Total Short Term Investments (cost $296,604)		296,604
Total Investments 104.4% (cost $2,460,367)		2,578,391
Other Assets and Liabilities, Net (4.4)%		(108,795)
Total Net Assets 100.0%		$2,469,596

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $506,314 and 20.5%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

Initial	Cost	Ending Value	Percent of

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Acquisition			Net Assets
CEVA Holdings LLC	07/23/12	$3,602	$184	—%
CEVA Holdings LLC - Series A-2	07/23/12	2,444	393	—
CEVA Holdings LLC - Series A-1	05/02/13	72	16	—
General Motors Co. Escrow	04/25/10	—	1	—
Sanchez Energy Corp., 7.75%, 06/15/21	07/18/14	7,132	7,631	0.3
Sanchez Energy Corp., 6.13%, 01/15/23	03/02/14	2,100	1,995	0.1
		$15,350	$10,220	0.4%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 96.1%
Belgium 0.6%
Barco NV	25	$2,090
Ontex Group NV	33	968
		3,058
Bermuda 3.0%
Arch Capital Group Ltd. (a)	139	12,035
Axis Capital Holdings Ltd.	44	2,850
		14,885
Brazil 0.5%
Grendene SA	183	987
M Dias Branco SA	43	1,530
		2,517
Canada 8.6%
Badger Daylighting Ltd. (b)	141	3,366
Canaccord Genuity Group Inc. (a)	293	1,041
Dorel Industries Inc - Class B	30	878
Enerflex Ltd.	146	1,855
Fairfax Financial Holdings Ltd.	26	12,558
Fairfax India Holdings Corp. (a)	1,287	14,864
Genworth MI Canada Inc. (b)	59	1,479
Gran Tierra Energy Inc. (a)	490	1,483
Laurentian Bank of Canada	26	1,122
Major Drilling Group International Inc. (a)	184	964
Mullen Group Ltd (b)	157	2,322
ShawCor Ltd.	42	1,116
		43,048
China 0.8%
AAC Technologies Holdings Inc. (b)	145	1,313
China ZhengTong Auto Services Holdings Ltd. (b)	2,206	640
Shanghai Haohai Biological Technology Co. Ltd. - Class H	214	1,042
Vinda International Holdings Ltd.	548	1,022
		4,017
Denmark 1.7%
ISS A/S	185	6,238
Scandinavian Tobacco Group A/S	120	2,027
		8,265
Finland 4.1%
Amer Sports Oyj - Class A	132	3,512
Huhtamaki Oyj - Class I	84	3,124
Uponor Oyj	619	10,751
Valmet Corp.	200	2,935
		20,322
France 4.8%
Beneteau SA	701	10,146
Elis SA	481	8,586
Euler Hermes SA	57	5,016
		23,748
Germany 2.2%
Gerresheimer AG	46	3,414
Jenoptik AG	136	2,338
Rational AG	7	3,287
Stabilus SA (a)	39	2,087
		11,126
Greece 0.8%
Diana Shipping Inc. (a)	1,398	4,221
Hong Kong 3.6%
Goodbaby International Holdings Ltd.	3,226	1,541
Greatview Aseptic Packaging Co. Ltd.	2,615	1,337
Hang Lung Group Ltd.	1,014	3,519
Luk Fook Holdings International Ltd.	556	1,449
Sitoy Group Holdings Ltd.	841	219
Stella International Holdings Ltd.	528	849
Techtronic Industries Co.	788	2,819
Value Partners Group Ltd. (b)	2,030	1,604
VTech Holdings Ltd. (b)	275	3,665
	Shares/Par†	Value
Xtep International Holdings Ltd.	2,731	1,143
		18,145
India 0.6%
Dewan Housing Finance Corp. Ltd.	632	2,256
Jain Irrigation Systems Ltd.	514	665
		2,921
Ireland 9.7%
C&C Group Plc	2,390	9,684
Dalata Hotel Group Plc (a)	1,834	8,484
Grafton Group Plc	1,794	12,132
Green REIT plc	4,909	7,090
Irish Residential Properties REIT Plc	3,850	4,742
Total Produce Plc	2,964	6,132
		48,264
Italy 2.8%
Azimut Holding SpA	10	163
Interpump Group SpA	207	3,383
Prysmian SpA	356	9,117
Technogym SpA (a) (c)	46	216
Tod's SpA (b)	15	989
		13,868
Japan 8.6%
Anritsu Corp.	187	1,003
Asahi Co. Ltd.	83	909
Asatsu-DK Inc.	208	5,029
Asics Corp.	161	3,210
Bunka Shutter Co. Ltd.	148	1,135
Capcom Co. Ltd. (b)	58	1,354
Daibiru Corp.	169	1,447
Descente Ltd	118	1,350
Dowa Holdings Co. Ltd.	326	2,479
Fuji Oil Holdings Inc.	100	1,958
Gulliver International Co. Ltd.	162	894
Kobayashi Pharmaceutical Co. Ltd.	73	3,105
KYB Co. Ltd.	218	1,055
Laox Co. Ltd. (a) (b)	135	824
Meitec Corp.	88	3,366
Nachi-Fujikoshi Corp. (b)	301	1,301
Nihon Parkerizing Co. Ltd.	113	1,317
Shinko Plantech Co Ltd	39	285
Square Enix Holdings Co. Ltd.	39	1,002
Sumitomo Rubber Industries Inc.	177	2,793
TechnoPro Holdings Inc.	44	1,390
Tsugami Corp.	189	1,082
Tsumura & Co.	124	3,405
Ushio Inc.	92	1,175
		42,868
Luxembourg 0.5%
Grand City Properties SA	130	2,354
Netherlands 3.4%
Aalberts Industries NV	113	3,665
Accell Group	67	1,546
Arcadis NV (b)	159	2,231
Beter Bed Holding NV	51	899
Refresco Group NV (c)	190	2,879
Sligro Food Group NV	167	5,818
		17,038
Norway 0.4%
Ekornes ASA	79	979
Tomra Systems ASA	112	1,174
		2,153
Philippines 0.4%
Metropolitan Bank & Trust Co.	399	582
Vista Land & Lifescapes Inc	16,356	1,625
		2,207
Poland 0.2%
CCC SA	25	1,229
Singapore 3.4%
ARA Asset Management Ltd.	11,411	13,435
Straits Trading Co. Ltd. (c) (d)	2,687	3,618
		17,053

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
South Korea 1.5%
BNK Financial Group Inc.	213	1,529
DGB Financial Group Inc.	322	2,603
Hyundai Mipo Dockyard Co. Ltd. (a)	13	709
KIWOOM Securities Co. Ltd.	11	646
Korea Investment Holdings Co. Ltd.	52	1,805
		7,292
Spain 3.8%
Construcciones y Auxiliar de Ferrocarriles SA (b)	44	1,780
Lar Espana Real Estate Socimi SA	1,214	8,985
Tecnicas Reunidas SA (b)	33	1,356
Zardoya Otis SA	790	6,667
		18,788
Sweden 1.5%
Bulten AB	77	753
Cloetta Fazer AB - Class B	308	970
Duni AB	83	1,137
Tethys Oil AB	145	1,254
Thule Group AB (c)	209	3,264
		7,378
Switzerland 4.2%
Basilea Pharmaceutical AG (a) (b)	11	812
Bucher Industries AG	13	3,097
Logitech International SA (b)	70	1,738
Panalpina Welttransport Holding AG	100	12,428
Vontobel Holding AG	57	2,982
		21,057
Taiwan 1.2%
Chicony Electronics Co. Ltd.	1,018	2,356
Giant Manufacturing Co. Ltd.	329	1,863
Tripod Technology Corp.	879	1,985
		6,204
Thailand 0.3%
LPN Development PCL	1,260	426
Tisco Financial Group PCL	192	322
Tisco Financial Group PCL - NVDR	480	807
		1,555
United Kingdom 19.5%
Amec Foster Wheeler Plc	1,849	10,677
Bellway Plc	25	764
Bovis Homes Group Plc	66	668
Carpetright Plc (a)	1,007	1,874
Clarkson Plc (b)	449	11,986
Countrywide Plc	1,499	3,232
Devro Plc	247	577
DFS Furniture Plc	443	1,240
Foxtons Group Plc	636	799

	Shares/Par†	Value
Greggs Plc	198	2,362
Headlam Group Plc	1,365	8,203
Kennedy Wilson Europe Real Estate Plc	1,041	12,287
Laird Plc	455	857
LivaNova Plc (a) (b)	37	1,686
Man Group Plc	1,205	1,753
Morgan Sindall Group Plc	443	4,070
Oxford Instruments Plc	152	1,371
PageGroup Plc	2,153	10,342
Serco Group Plc (a)	2,797	4,934
SIG Plc	759	966
Sthree Plc	1,048	4,006
Vectura Group Plc (a)	529	893
Vesuvius Plc	2,419	11,762
		97,309
United States of America 3.4%
Flextronics International Ltd. (a)	76	1,093
RenaissanceRe Holdings Ltd.	108	14,753
Russel Metals Inc.	62	1,189
		17,035
Total Common Stocks (cost $496,184)		479,925
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	308	948
Total Preferred Stocks (cost $775)		948
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
iShares MSCI EAFE Small Cap Index Fund	18	917
Total Investment Companies (cost $931)		917
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.4%
JNL Money Market Fund, 0.34% (e) (f)	17,085	17,085
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	16,465	16,465
Total Short Term Investments (cost $33,550)		33,550
Total Investments 103.2% (cost $531,440)		515,340
Other Assets and Liabilities, Net (3.2)%		(16,159)
Total Net Assets 100.0%		$499,181

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Refresco Group NV	01/06/16	$3,149	$2,879	0.6%
Straits Trading Co. Ltd.	09/22/14	5,550	3,618	0.7
Technogym SpA	11/25/16	210	216	—
Thule Group AB	08/26/15	2,559	3,264	0.7
		$11,468	$9,977	2.0%

The following schedules reflect the derivative investments for JNL/Franklin Templeton International Small Cap Growth Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CAD/USD	MSC	01/04/17	CAD	18	$13	$—
USD/HKD	BCL	01/03/17	HKD	(39)	(5)	—
USD/HKD	BOA	01/04/17	HKD	(39)	(5)	—
USD/JPY	UBS	01/04/17	JPY	(1,783)	(15)	—
					$(12)	$—

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 86.3%
Consumer Discretionary 7.9%
Charter Communications Inc. - Class A (a)	72	$20,596
DISH Network Corp. - Class A (a)	236	13,651
General Motors Co.	513	17,879
Goodyear Tire & Rubber Co.	199	6,136
Relx Plc	490	8,727
Time Warner Inc.	278	26,810
		93,799
Consumer Staples 12.0%
Altria Group Inc.	223	15,056
British American Tobacco Plc	343	19,452
CVS Health Corp.	254	20,011
Edgewell Personal Care Co. (a)	19	1,382
Energizer Holdings Inc.	53	2,356
Imperial Brands Plc	287	12,529
Kroger Co.	631	21,769
PepsiCo Inc.	99	10,341
Philip Morris International Inc.	52	4,748
Reynolds American Inc.	253	14,177
Rite Aid Corp. (a)	736	6,064
Walgreens Boots Alliance Inc.	186	15,411
		143,296
Energy 8.1%
Apache Corp.	53	3,360
Baker Hughes Inc.	271	17,616
BP Plc	1,156	7,239
CONSOL Energy Inc.	370	6,741
Kinder Morgan Inc.	773	16,014
Marathon Oil Corp.	899	15,563
Royal Dutch Shell Plc - Class A	501	13,658
Royal Dutch Shell Plc - Class A	294	8,118
Williams Cos. Inc.	250	7,772
		96,081
Financials 21.5%
Alleghany Corp. (a)	31	19,075
Ally Financial Inc.	257	4,888
American International Group Inc.	426	27,849
Barclays Plc	2,860	7,848
Capital One Financial Corp.	136	11,861
Chubb Ltd.	97	12,769
CIT Group Inc.	283	12,094
Citigroup Inc.	280	16,621
Citizens Financial Group Inc.	565	20,125
FCB Financial Holdings Inc. - Class A (a)	41	1,939
Guaranty Bancorp	10	235
Hartford Financial Services Group Inc.	54	2,566
JPMorgan Chase & Co.	222	19,179
MetLife Inc.	296	15,969
PNC Financial Services Group Inc.	287	33,597
Voya Financial Inc.	279	10,923
Wells Fargo & Co.	208	11,459
White Mountains Insurance Group Ltd.	11	9,305
XL Group Ltd.	476	17,745
		256,047
Health Care 13.2%
CIGNA Corp.	40	5,331
Eli Lilly & Co.	385	28,303
Medtronic Plc	511	36,370
Merck & Co. Inc.	607	35,759
Novartis AG - ADR	273	19,885
Stryker Corp.	167	20,015
Teva Pharmaceutical Industries Ltd. - ADR	336	12,183
		157,846
Industrials 4.9%
A P Moller - Maersk A/S - Class B	7	10,931
BE Aerospace Inc.	112	6,735
Caterpillar Inc.	186	17,248
CNH Industrial NV	764	6,630
Federal Signal Corp.	93	1,459
KLX Inc. (a)	56	2,524
	Shares/Par†	Value
Sensata Technologies Holding NV (a)	328	12,774
		58,301
Information Technology 11.9%
CA Inc.	457	14,533
Cisco Systems Inc.	666	20,134
Cognizant Technology Solutions Corp. - Class A (a)	188	10,532
Dell Technologies Inc. - Class V (a)	60	3,317
Hewlett Packard Enterprise Co.	418	9,674
Microsoft Corp.	547	33,960
Nokia Oyj - ADR (b)	823	3,959
Nokia Oyj	1,026	4,923
Samsung Electronics Co. Ltd.	11	16,736
Symantec Corp.	1,009	24,097
		141,865
Materials 5.0%
International Paper Co.	334	17,718
LafargeHolcim Ltd.	148	7,786
Monsanto Co.	120	12,595
ThyssenKrupp AG	302	7,169
Warrior Met Coal LLC (a) (c) (d) (e)	7	2,251
Warrior Met Coal LLC (a) (c) (d) (e)	3	962
WestRock Co.	214	10,866
		59,347
Real Estate 0.3%
Alexander's Inc.	8	3,414
Forestar Group Inc. (a)	31	409
		3,823
Telecommunication Services 1.1%
Koninklijke KPN NV	2,455	7,259
Vodafone Group Plc	2,220	5,463
		12,722
Utilities 0.4%
Vistra Energy Corp. (a) (c) (d) (e)	266	386
Vistra Energy Corp. (b) (c) (d)	266	4,129
		4,515
Total Common Stocks (cost $855,321)		1,027,642
CORPORATE BONDS AND NOTES 1.8%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
9.00%, 12/15/19	7,449	6,090
Energy 0.0%
Samson Investment Co.
0.00%, 02/15/20 (a) (f)	4,131	217
Walter Energy Inc.
0.00%, 04/01/20 (e)	1,315	—
Health Care 0.8%
Community Health Systems Inc.
7.13%, 07/15/20	1,397	1,062
6.88%, 02/01/22	2,091	1,453
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (g)	5,198	4,465
7.50%, 07/15/21 (g)	1,242	1,053
6.75%, 08/15/21 (g)	830	689
5.63%, 12/01/21 (g)	555	430
7.25%, 07/15/22 (g)	409	334
VRX Escrow Corp.
5.38%, 03/15/20 (g)	222	188
		9,674
Materials 0.0%
Walter Energy Inc.
0.00%, 04/01/20 (a) (c) (d) (f) (h)	1,315	—
Real Estate 0.0%
Tropicana Entertainment LLC
0.00%, 12/15/14 (a) (c) (d) (e) (f)	1,130	—
Telecommunication Services 0.5%
Avaya Inc.
7.00%, 04/01/19 (g)	2,435	2,131
10.50%, 03/01/21 (g)	9,561	4,111
		6,242
Total Corporate Bonds And Notes (cost $30,654)		22,223

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
VARIABLE RATE SENIOR LOAN INTERESTS 1.9% (i)
Consumer Discretionary 1.5%
Belk Inc.
Term Loan , 5.75%, 11/18/22	1,586	1,362
Caesars Entertainment Operating Co.
Term Loan B-5, 0.00%, 01/28/18 (a) (f)	584	630
Term Loan B-6, 0.00%, 01/28/18 (a) (f)	2,782	3,084
Term Loan B-7, 0.00%, 01/28/18 (a) (f)	2,107	2,442
iHeartCommunications Inc.
Term Loan D, 7.36%, 01/30/19	4,339	3,525
Term Loan E, 8.11%, 07/30/19	1,395	1,134
Toys R Us Inc.
Term Loan B-4, 8.25%, 10/15/19	616	607
Term Loan B-4, 9.75%, 03/15/20	5,856	5,110
		17,894
Telecommunication Services 0.4%
Avaya Inc.
Term Loan B-3, 5.39%, 10/26/17	2,394	2,073
Term Loan B-7, 6.50%, 03/31/18	1,553	1,350
Term Loan B-7, 6.25%, 04/30/20	1,728	1,498
		4,921
Total Variable Rate Senior Loan Interests (cost $23,572)		22,815
GOVERNMENT AND AGENCY OBLIGATIONS 0.3%
Municipal 0.3%
Commonwealth of Puerto Rico
0.00%, 07/01/35 (a) (f)	4,758	3,200
Total Government And Agency Obligations (cost $4,123)		3,200
OTHER EQUITY INTERESTS 0.1%
Lehman Brothers Holdings Inc. Bankruptcy Claims (a) (j)	27,190	877
Texas Competitive Electric Holdings Co. LLC (a) (j)	15,864	159
Tribune Co. Escrow Litigation Interests (a) (c) (d) (e) (j)	67	—
Total Other Equity Interests (cost $1,709)		1,036

	Shares/Par†	Value
SHORT TERM INVESTMENTS 10.6%
Investment Companies 10.0%
JNL Money Market Fund, 0.34% (k) (l)	118,931	118,931
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.50% (k) (l)	7,244	7,244
Total Short Term Investments (cost $126,175)		126,175
Total Investments 101.0% (cost $1,041,554)		1,203,091
Other Derivative Instruments 0.1%		1,243
Other Assets and Liabilities, Net (1.1)%		(13,275)
Total Net Assets 100.0%		$1,191,059

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $13,401 and 1.1%, respectively.

(h) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(i) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Tribune Co. Escrow Litigation Interests	02/22/13	$—	$—	—%
Tropicana Entertainment LLC, 0.00%, 12/15/14	12/14/07	743	—	—
Vistra Energy Corp.	12/30/15	11,994	4,129	0.3
Vistra Energy Corp.	12/30/16	—	386	—
Walter Energy Inc., 0.00%, 04/01/20	09/22/14	673	—	—
Warrior Met Coal LLC	03/24/16	554	2,251	0.2
Warrior Met Coal LLC	05/07/15	3,711	962	0.1
		$17,675	$7,728	0.6%

The following schedules reflect the derivative investments for JNL/Franklin Templeton Mutual Shares Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
KRW/USD	HSB	01/13/17	KRW	414,154	$342	$(11)
USD/EUR	BOA	02/17/17	EUR	(66)	(70)	(1)
USD/EUR	BOA	02/17/17	EUR	(73)	(77)	—
USD/EUR	HSB	02/17/17	EUR	(19,063)	(20,112)	(190)
USD/EUR	HSB	02/17/17	EUR	(29)	(31)	—
USD/EUR	SSB	02/17/17	EUR	(19,224)	(20,283)	(191)
USD/EUR	SSB	02/17/17	EUR	(38)	(40)	—
USD/EUR	UBS	02/17/17	EUR	(188)	(199)	(1)
USD/EUR	UBS	02/17/17	EUR	(38)	(40)	—
USD/GBP	HSB	01/23/17	GBP	(385)	(474)	9
USD/GBP	SSB	01/23/17	GBP	(875)	(1,079)	6
USD/GBP	UBS	01/23/17	GBP	(41,216)	(50,823)	731
USD/KRW	CSI	01/13/17	KRW	(4,621,370)	(3,826)	204
USD/KRW	HSB	01/13/17	KRW	(14,530,872)	(12,031)	653
USD/KRW	UBS	01/13/17	KRW	(1,088,533)	(901)	34
					$(109,644)	$1,243

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Goldman Sachs Core Plus Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.0%
ACIS CLO Ltd.
Series 2013-A-2A, 1.38%, 10/14/22 (a) (b)	2,069	$2,063
Series 2013-B-2A, 2.67%, 10/14/22 (a) (b)	852	851
Series 2013-C1-2A, 3.70%, 10/14/22 (a) (b)	655	650
Series 2014-A-4A, 2.31%, 05/01/26 (a) (b)	4,066	4,035
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.65%, 04/10/49 (a)	600	602
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	33	29
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.24%, 09/25/35 (a)	339	325
Bank of America Student Loan Trust
Series 2010-A-1A, 1.68%, 02/25/43 (a) (b)	1,566	1,561
Crown Point CLO III Ltd.
Series 2015-A1A-3A, 2.29%, 12/31/27 (a) (b)	7,898	7,870
Series 2015-A2-3A, 3.02%, 12/31/27 (a) (b)	1,652	1,646
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.11%, 02/25/29 (a) (b)	5,664	5,647
Fannie Mae Connecticut Avenue Securities
Series 2016-1M2-C04, 5.01%, 01/25/29 (a)	790	819
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.48%, 04/25/27 (a) (b)	3,500	3,502
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1-1A, 2.41%, 04/18/26 (a) (b)	2,550	2,543
Series 2015-A-2A, REMIC, 2.27%, 07/25/27 (a) (b)	5,800	5,766
ICG US CLO Ltd.
Series 2014-A1-1A, 2.03%, 04/20/26 (a) (b)	4,197	4,157
Morgan Stanley Capital I Trust
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (a)	185	185
Mortgage Repurchase Agreement Financing Trust
Series 2016-A1-3, 1.66%, 05/10/17 (a) (b) (c)	3,050	3,050
Mortgage Repurchase Financing Trust
Series 2016-A-1, 1.64%, 02/10/17 (a) (b)	5,600	5,600
Series 2016-A-2, 1.84%, 08/10/17 (a) (b) (c)	5,575	5,575
Navient Student Loan Trust
Series 2016-A-7A, 1.91%, 12/25/28 (a) (b)	5,237	5,290
Series 2016-A-5A, 2.01%, 12/25/28 (a) (b)	11,887	12,063
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,966
OCP CLO Ltd.
Series 2014-A1-5A, 1.88%, 04/26/26 (a) (b)	4,640	4,595
Series 2014-A2-5A, 2.60%, 04/26/26 (a) (b)	1,160	1,151
OFSI Fund VI Ltd.
Series 2014-A1-6A, 1.91%, 03/20/25 (a) (b)	4,673	4,626
Series 2014-A2-6A, 2.78%, 03/20/25 (a) (b)	1,027	1,007
OFSI Fund VII Ltd.
Series 2014-A-7A, 2.22%, 10/18/26 (a) (b)	1,300	1,293
SLM Student Loan Trust
Series 2008-A4-4, 2.53%, 01/24/17 (a)	2,321	2,326
Series 2007-A4-2, 0.94%, 07/25/22 (a)	4,800	4,540
Series 2008-A3-2, 1.63%, 04/25/23 (a)	962	937
Series 2008-A4-5, 2.58%, 07/25/23 (a)	2,445	2,458
Series 2005-A3-4, 1.00%, 01/25/27 (a)	4,895	4,843
Series 2003-A5A-1, 1.07%, 12/15/32 (b)	4,331	4,007
Station Place Securitization Trust
Series 2015-A-2, 1.75%, 05/15/17 (a) (b) (c)	2,950	2,950
THL Credit Wind River CLO Ltd.
Series 2013-A1-1A, 2.03%, 04/20/25 (a) (b)	4,800	4,787
Z Capital Credit Partners CLO Ltd.
Series 2015-ACOM-1A, 2.07%, 07/16/27 (a) (b)	6,150	6,103
Other Securities		27,112
Total Non-U.S. Government Agency Asset-Backed Securities (cost $148,025)		148,530
CORPORATE BONDS AND NOTES 28.0%
Consumer Discretionary 2.5%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,464
Comcast Corp.
3.38%, 08/15/25	4,650	4,672
	Shares/Par†	Value
NBCUniversal Media LLC
4.38%, 04/01/21	1,600	1,727
Other Securities		18,364
		28,227
Consumer Staples 2.7%
CVS Caremark Corp.
4.13%, 05/15/21	999	1,056
CVS Health Corp.
3.50%, 07/20/22	2,775	2,848
2.88%, 06/01/26	2,925	2,784
Reynolds American Inc.
4.45%, 06/12/25	8,000	8,436
Other Securities		16,060
		31,184
Energy 3.1%
Enterprise Products Operating LLC
4.59%, 08/01/66 (a)	3,325	3,127
Pemex Project Funding Master Trust
6.63%, 06/15/35	10	10
Petroleos Mexicanos
5.50% - 6.38%, 02/04/19 - 02/04/21 (b)	740	775
6.38%, 02/04/21	42	45
5.50% - 6.38%, 06/27/44 - 01/23/46	73	63
Other Securities		31,237
		35,257
Financials 9.6%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	6,932
3.65%, 02/01/26	2,925	2,965
4.90%, 02/01/46	900	966
Bank of America Corp.
6.50%, (callable at 100 beginning 10/23/24) (d)	1,875	1,909
4.00%, 04/01/24	1,500	1,545
3.25%, 10/21/27	2,325	2,216
4.18%, 11/25/27	4,250	4,246
ING Bank NV
4.12%, 11/21/23 (a)	2,875	2,906
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,425
3.88%, 01/16/18	3,075	3,116
5.02%, 06/26/24 (b)	1,200	1,108
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	1,850	1,871
2.28%, 10/24/23 (a)	1,625	1,643
3.70%, 10/23/24	3,000	3,032
3.88% - 4.00%, 04/29/24 - 07/23/25	1,300	1,332
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,276
Wells Fargo & Co.
3.00%, 10/23/26	8,175	7,773
Other Securities		61,235
		110,496
Health Care 2.6%
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,207
3.45% - 3.80%, 03/15/22 - 03/15/25	915	920
4.85%, 06/15/44	1,750	1,732
Bayer US Finance LLC
3.00%, 10/08/21 (b)	2,900	2,913
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,934
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	4,074	4,232
5.00%, 12/15/21 (b)	1,700	1,836
Other Securities		14,078
		29,852
Industrials 0.6%
Other Securities		6,895
Information Technology 1.8%
Fidelity National Information Services Inc.
3.63%, 10/15/20	2,750	2,845
3.00%, 08/15/26	1,325	1,244

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
NXP BV
4.63%, 06/01/23 (b)	4,250	4,462
Other Securities		12,647
		21,198
Materials 0.3%
Other Securities		3,735
Real Estate 1.6%
Other Securities		17,768
Telecommunication Services 2.7%
AT&T Inc.
3.40%, 05/15/25	5,025	4,837
3.95% - 4.45%, 04/01/24 - 02/17/26	3,050	3,101
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,513
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,238
5.15%, 09/15/23	8,750	9,665
4.15%, 03/15/24	725	757
4.67%, 03/15/55	1,023	962
Other Securities		3,586
		30,659
Utilities 0.5%
Other Securities		5,708
Total Corporate Bonds And Notes (cost $318,977)		320,979
GOVERNMENT AND AGENCY OBLIGATIONS 55.8%
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp.
Series 2015-M3-HQ1, 4.56%, 03/25/25 (a)	700	741
Series 2015-M3-DNA1, 4.06%, 10/25/27 (a)	620	649
Interest Only, Series C45-304, 3.00%, 12/15/27 (e) (f)	791	78
Series 2016-M3-DNA4, 4.56%, 03/25/29 (a)	450	451
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (e) (f)	-	—
Interest Only, Series SD-4320, REMIC, 5.40%, 07/15/39 (a) (e) (f)	833	134
Interest Only, Series SW-3852, REMIC, 5.30%, 05/15/41 (a) (e) (f)	955	137
Interest Only, Series PS-4273, REMIC, 5.40%, 11/15/43 (a) (e) (f)	1,205	182
Interest Only, Series SE-4314, REMIC, 5.35%, 03/15/44 (a) (e) (f)	824	158
Interest Only, Series GS-4326, REMIC, 5.35%, 04/15/44 (a) (e) (f)	1,187	196
Interest Only, Series AS-4473, REMIC, 4.90%, 05/15/45 (a) (e) (f)	1,209	204
Interest Only, Series ST-4583, REMIC, 5.30%, 05/15/46 (a) (e) (f)	3,872	829
Federal National Mortgage Association
Series 2014-1M1-C03, 1.96%, 07/25/24 (a)	129	129
Interest Only, Series 2010-LS-126, REMIC, 4.38%, 11/25/40 (a) (e) (f)	3,624	604
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	1,208	1,325
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	1,137	1,233
Interest Only, Series 2012-SA-5, REMIC, 5.19%, 02/25/42 (a) (e) (f)	969	160
Interest Only, Series 2013-SY-96, REMIC, 5.39%, 07/25/42 (a) (e) (f)	780	106
Interest Only, Series 2012-SB-88, REMIC, 5.91%, 07/25/42 (a) (e) (f)	663	128
Series 2012-B-153, REMIC, 7.00%, 07/25/42	650	753
Series 2012-B-111, REMIC, 7.00%, 10/25/42	179	205
Interest Only, Series 2013-SW-96, REMIC, 5.34%, 09/25/43 (a) (e) (f)	837	128
Interest Only, Series 2013-SA-121, REMIC, 5.34%, 12/25/43 (a) (e) (f)	1,814	291
Interest Only, Series 2014-MS-87, REMIC, 5.49%, 01/25/45 (a) (e) (f)	886	145
Interest Only, Series 2015-SA-81, REMIC, 4.94%, 11/25/45 (a) (e) (f)	12,259	1,574
Interest Only, Series 2015-MS-82, REMIC, 4.94%, 11/25/45 (a) (e) (f)	1,804	299
Interest Only, Series 2015-BS-86, REMIC, 4.94%, 11/25/45 (a) (e) (f)	478	64
	Shares/Par†	Value
Interest Only, Series 2015-SA-79, REMIC, 5.49%, 11/25/45 (a) (e) (f)	784	118
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (e) (f)	2,286	512
Interest Only, Series 2016-SJ-1, REMIC, 5.39%, 02/25/46 (a) (e) (f)	1,742	310
Interest Only, Series 2013-SN-130, REMIC, 5.89%, 10/25/42 (a) (e) (f)	2,824	494
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 5.01%, 03/20/40 (a) (e) (f)	1,236	171
Interest Only, Series 2010-S-101, REMIC, 5.26%, 08/20/40 (a) (e) (f)	1,699	248
Interest Only, Series 2013-SJ-152, REMIC, 5.41%, 05/20/41 (a) (e) (f)	1,172	182
Interest Only, Series 2012-MS-149, REMIC, 5.51%, 12/20/42 (a) (e) (f)	649	109
Interest Only, Series 2013-DS-103, REMIC, 5.41%, 07/20/43 (a) (e) (f)	415	68
Interest Only, Series 2013-SD-113, REMIC, 5.99%, 08/16/43 (a) (e) (f)	862	161
Interest Only, Series 2013-DS-134, REMIC, 5.36%, 09/20/43 (a) (e) (f)	446	77
Interest Only, Series 2014-SL-132, REMIC, 5.36%, 10/20/43 (a) (e) (f)	2,136	308
Interest Only, Series 2013-SG-167, REMIC, 5.41%, 11/20/43 (a) (e) (f)	393	66
Interest Only, Series 2014-SA-41, REMIC, 5.36%, 03/20/44 (a) (e) (f)	508	94
Interest Only, Series 2014-BS-133, REMIC, 4.86%, 09/20/44 (a) (e) (f)	538	76
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (e) (f)	2,265	443
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (e) (f)	1,346	214
Interest Only, Series 2015-SG-64, REMIC, 4.86%, 05/20/45 (a) (e) (f)	1,688	286
Interest Only, Series 2015-MS-110, REMIC, 4.97%, 08/20/45 (a) (e) (f)	2,799	406
Interest Only, Series 2015-SB-112, REMIC, 5.00%, 08/20/45 (a) (e) (f)	666	85
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (e) (f)	1,903	352
Interest Only, Series 2015-SE-123, REMIC, 4.98%, 09/20/45 (a) (e) (f)	686	104
Interest Only, Series 2015-HS-126, REMIC, 5.46%, 09/20/45 (a) (e) (f)	1,659	279
Interest Only, Series 2015-SP-123, REMIC, 5.51%, 09/20/45 (a) (e) (f)	2,289	408
Interest Only, Series 2015-QS-144, REMIC, 4.96%, 10/20/45 (a) (e) (f)	576	79
Interest Only, Series 2015-SD-168, REMIC, 5.46%, 11/20/45 (a) (e) (f)	573	84
Interest Only, Series 2016-SM-4, REMIC, 4.91%, 01/20/46 (a) (e) (f)	2,065	256
Interest Only, Series 2016-SB-6, REMIC, 4.91%, 01/20/46 (a) (e) (f)	1,600	240
Interest Only, Series 2016-S-6, REMIC, 4.91%, 01/20/46 (a) (e) (f)	755	101
Interest Only, Series 2015-AS-57, REMIC, 4.86%, 04/20/45 (a) (e) (f)	3,536	528
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e) (f)	1,411	234
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e) (f)	2,098	367
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e) (f)	123	23
		18,386
Mortgage-Backed Securities 25.2%
Federal Home Loan Mortgage Corp.
5.00%, 03/01/26	51	56
3.35%, 01/01/37 (a)	506	534
3.00% - 7.00%, 04/01/28 - 06/01/46	12,882	13,674
3.50%, 04/01/43	12,352	12,720
3.50%, 06/01/45	2,058	2,115
Federal National Mortgage Association
5.00%, 03/01/18	28	28
4.50% - 6.50%, 06/01/18 - 05/01/25	1,402	1,470

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.00% - 8.00%, 04/01/30 - 06/01/46	15,000	15,813
2.47% - 2.96%, 11/01/35 - 09/01/36 (a)	710	753
4.50%, 04/01/45	6,950	7,580
4.50%, 05/01/45	837	908
TBA, 3.50%, 01/15/47 (g)	8,000	8,194
TBA, 4.00%, 01/15/47 (g)	26,000	27,321
TBA, 5.00%, 01/15/47 (g)	1,000	1,089
Government National Mortgage Association
4.00% - 6.00%, 06/15/34 - 03/20/46	6,209	6,646
3.00% - 4.00%, 02/20/41 - 10/20/46	3,754	3,841
4.00%, 08/20/43	1,951	2,075
4.00%, 10/20/43	4,644	4,946
4.00%, 11/20/44	3,000	3,187
4.00%, 01/20/45	16,723	17,765
4.00%, 08/20/45	9,711	10,322
4.00%, 09/20/45	9,976	10,598
4.00%, 10/20/45	16,035	17,050
4.00%, 11/20/45	3,028	3,217
4.00%, 01/20/46	3,217	3,418
4.00%, 04/20/46	60,000	63,740
4.00%, 06/20/46	3,114	3,309
3.00%, 07/20/46	2,000	2,027
4.00%, 07/20/46	2,972	3,157
3.00%, 09/20/46	2,000	2,026
4.00%, 09/20/46	2,656	2,821
3.00%, 11/20/46	4,000	4,053
3.00%, 12/20/46 (g)	100	101
TBA, 4.00%, 01/15/47 (g)	30,000	31,842
		288,396
Municipal 1.3%
State of California
7.95%, 03/01/36	1,290	1,503
7.63%, 03/01/40	2,390	3,536
Other Securities		9,879
		14,918
Sovereign 3.3%
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20	5,000	5,125
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,374
5.50%, 12/04/23 - 04/26/24	1,800	2,151
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,560
Mexico Bonos
6.50% - 8.00%, 06/10/21 - 12/07/23, MXN	26,583	1,312
7.50%, 06/03/27, MXN	846	41
Mexico Government International Bond
3.63%, 03/15/22	910	912
4.75%, 03/08/44	1,380	1,254
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	261
Other Securities		13,292
		38,282
Treasury Inflation Indexed Securities 4.6%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (h)	22,169	22,370
0.13%, 04/15/19 - 01/15/23 (h)	3,143	3,159
0.63%, 01/15/24 (h)	2,321	2,361
0.13%, 07/15/24 (h)	12,130	11,915
0.38%, 07/15/25 (h)	8,545	8,497
2.50%, 01/15/29 (h)	3,772	4,548
		52,850
U.S. Government Agency Obligations 2.3%
Federal Home Loan Bank
2.88%, 06/13/25 (i)	6,650	6,802
Federal National Mortgage Association
1.88%, 09/24/26 (i)	8,900	8,165
6.25%, 05/15/29 (i)	2,600	3,441
6.63%, 11/15/30 (i)	900	1,250
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,978
4.63% - 5.98%, 04/01/36 - 09/15/60	2,050	2,570
		26,206
	Shares/Par†	Value
U.S. Treasury Securities 17.5%
U.S. Treasury Bond
3.63%, 08/15/43 (j)	5,800	6,419
3.75%, 11/15/43 (j)	16,600	18,782
3.63%, 02/15/44	11,820	13,074
3.00%, 11/15/44	10,400	10,251
2.88%, 08/15/45 (j)	3,500	3,360
3.00%, 11/15/45	21,740	21,393
U.S. Treasury Note
0.88%, 05/31/18	28,500	28,441
1.63%, 06/30/20	20,110	20,106
1.63%, 07/31/20	29,570	29,530
1.38%, 04/30/21	3,090	3,029
1.13%, 07/31/21	13,500	13,037
2.00%, 12/31/21	8,550	8,573
1.75%, 09/30/22	6,000	5,880
2.25%, 12/31/23	11,727	11,718
1.88% - 2.38%, 10/31/22 - 08/15/24	2,110	2,113
2.25%, 11/15/25	5,180	5,106
		200,812
Total Government And Agency Obligations (cost $640,539)		639,850
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.4%
HSBC Bank USA Credit Linked Note
(Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Baa2), BRL (e) (f)	4,330	4,130
Total Credit Linked Structured Notes (cost $4,548)		4,130
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 8.5%
Investment Companies 1.4%
JNL Money Market Fund, 0.34% (k) (l)	17,000	17,000
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (l)	1,003	1,003
Treasury Securities 7.0%
Mexico Cetes
0.28%, 02/02/17, MXN	25,752	12,360
0.27%, 02/16/17, MXN	14,683	7,030
0.28%, 02/23/17, MXN	15,987	7,647
0.28%, 03/02/17, MXN	15,945	7,616
0.28%, 03/16/17, MXN	26,108	12,438
0.28%, 03/30/17, MXN	19,462	9,251
0.29%, 06/08/17, MXN	50,503	23,706
		80,048
Total Short Term Investments (cost $99,358)		98,051
Total Investments 105.7% (cost $1,211,631)		1,211,540
Total Forward Sales Commitments (2.4)% (proceeds $27,311)		(27,468)
Other Derivative Instruments 0.3%		3,778
Other Assets and Liabilities, Net (3.6)%		(41,840)
Total Net Assets 100.0%		$1,146,010

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $171,251 and 14.9%, respectively.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Perpetual security.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $68,248.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (2.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.4%)
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/47 (a)	(12,000)	$(12,281)
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(3,000)	(2,979)
	Shares/Par†	Value
TBA, 4.50%, 01/15/47 (a)	(1,000)	(1,076)
Government National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(11,000)	(11,132)
Total Government And Agency Obligations (proceeds $27,311)		(27,468)
Total Forward Sales Commitments (2.4%) (proceeds $27,311)		$(27,468)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $27,311.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/13/14	$137	$103	—%
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	09/09/14	111	87	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/13/14	7	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/11/14	865	709	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	03/27/14	179	162	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	11	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	44	39	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.75%, 04/20/20	05/28/15	2,593	2,477	0.2
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	04/10/13	72	78	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 5.40%, 07/15/39	12/22/15	142	134	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 5.30%, 05/15/41	07/15/16	155	137	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 5.40%, 11/15/43	11/27/13	135	182	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 5.35%, 03/15/44	09/28/16	143	158	—
Federal Home Loan Mortgage Corp., Series GS-4326 REMIC - Interest Only, 5.35%, 04/15/44	05/09/16	215	196	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 4.90%, 05/15/45	05/17/16	200	204	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 5.30%, 05/15/46	09/15/16	776	829	0.1
Federal National Mortgage Association, Series 2010-LS-126 REMIC - Interest Only, 4.38%, 11/25/40	09/28/12	(13)	604	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 5.19%, 02/25/42	07/14/16	172	160	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 5.39%, 07/25/42	01/28/16	131	106	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 5.91%, 07/25/42	06/06/16	129	128	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 5.89%, 10/25/42	10/27/16	577	494	0.1
Federal National Mortgage Association, Series 2013-SW-96 REMIC - Interest Only, 5.34%, 09/25/43	09/24/15	141	128	—
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 5.34%, 12/25/43	10/02/15	308	291	—
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 5.49%, 01/25/45	10/09/15	155	145	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 4.94%, 11/25/45	10/29/15	73	64	—
Federal National Mortgage Association, Series 2015-MS-82 REMIC - Interest Only, 4.94%, 11/25/45	10/29/15	279	299	—
Federal National Mortgage Association, Series 2015-SA-81 REMIC - Interest Only, 4.94%, 11/25/45	10/29/15	1,734	1,574	0.2
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 5.49%, 11/25/45	10/29/15	129	118	—
Federal National Mortgage Association, Series 2016-IP-3 REMIC - Interest Only, 4.00%, 02/25/46	07/11/16	343	512	0.1
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 5.39%, 02/25/46	05/24/16	347	310	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 5.01%, 03/20/40	09/30/15	203	171	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 5.26%, 08/20/40	01/06/16	300	248	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 5.41%, 05/20/41	01/15/16	209	182	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 5.51%, 12/20/42	12/11/15	119	109	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 5.41%, 07/20/43	10/19/15	74	68	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 5.99%, 08/16/43	11/14/13	126	161	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 5.36%, 09/20/43	10/15/15	78	77	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 5.36%, 10/20/43	05/04/16	312	308	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 5.41%, 11/20/43	12/11/15	71	66	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 5.36%, 03/20/44	10/15/15	87	94	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 4.86%, 09/20/44	10/22/15	83	76	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	421	443	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	09/14/16	166	214	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 4.86%, 04/20/45	10/25/16	512	528	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 4.86%, 05/20/45	07/27/16	281	286	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	12/22/16	157	234	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	288	367	0.1
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 4.97%, 08/20/45	10/07/15	484	406	0.1
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 5.00%, 08/20/45	08/27/15	123	85	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	353	352	—
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 4.98%, 09/20/45	10/20/15	122	104	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 5.46%, 09/20/45	09/01/15	352	279	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 5.51%, 09/20/45	07/07/16	385	408	0.1
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 4.96%, 10/20/45	11/18/15	101	79	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 5.46%, 11/20/45	12/01/15	93	84	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 4.91%, 01/20/46	01/29/16	118	101	—
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 4.91%, 01/20/46	01/29/16	245	240	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 4.91%, 01/20/46	01/29/16	315	256	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	10/28/16	18	23	—
Home Interior Gift Inc.	02/22/06	184	—	—
HSBC Bank USA Credit Linked Note - Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Baa2	09/22/10	4,548	4,130	0.4
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/14	1,633	1,657	0.2
Maquinaria Especializada MXO S.A.P.I. de C.V.	12/29/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	264	—	—
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/14	1,209	1,215	0.1
		$24,374	$23,533	2.1%

The following schedules reflect the derivative investments for JNL/Goldman Sachs Core Plus Bond Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
30-Day Federal Funds Future	(249)	April 2017		(103,028)	$—	$6
3-Month Sterling Interest Rate Future	243	March 2017	GBP	30,248	—	9
3-Month Sterling Interest Rate Future	243	June 2017	GBP	30,240	—	9
3-Month Sterling Interest Rate Future	243	September 2017	GBP	30,230	4	14
3-Month Sterling Interest Rate Future	243	December 2017	GBP	30,218	4	18
90-Day Eurodollar Future	(56)	June 2018		(13,839)	(4)	85
90-Day Eurodollar Future	(56)	September 2018		(13,841)	(3)	104
90-Day Eurodollar Future	(56)	December 2018		(13,834)	(4)	114
90-Day Eurodollar Future	(56)	March 2019		(13,830)	(4)	122
90-Day Eurodollar Future	(56)	June 2019		(13,824)	(4)	129
90-Day Eurodollar Future	(56)	September 2019		(13,816)	(5)	131
90-Day Eurodollar Future	(56)	December 2019		(13,809)	(5)	135
90-Day Eurodollar Future	(56)	March 2020		(13,804)	(6)	136
Australia Commonwealth Treasury Bond Future, 3-Year	885	March 2017	AUD	98,785	59	(100)
Euro-Bund Future	448	March 2017	EUR	72,430	(212)	1,157
Euro-OAT Future	(41)	March 2017	EUR	(6,162)	19	(65)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Future	181	March 2017	27,311	124	(42)
U.S. Treasury Note Future, 10-Year	106	March 2017	13,078	28	96
U.S. Treasury Note Future, 2-Year	(174)	March 2017	(37,681)	(11)	(23)
U.S. Treasury Note Future, 5-Year	639	March 2017	75,084	105	103
Ultra 10-Year U.S. Treasury Note Future	(9)	March 2017	(1,213)	(5)	6
Ultra Long Term U.S. Treasury Bond Future	131	March 2017	20,741	127	252
				$207	$2,396

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Paying	1.00%	03/15/19	CAD	94,280	$23	$45
3-Month Canada Bankers Acceptance	Paying	1.25%	03/15/22	CAD	36,170	31	(82)
3-Month Canada Bankers Acceptance	Paying	2.50%	12/15/26	CAD	6,340	5	34
3-Month GBP LIBOR	Paying	0.60%	03/15/19	GBP	57,870	23	78
3-Month LIBOR	Receiving	1.25%	03/15/19		97,850	(27)	(23)
3-Month LIBOR	Receiving	1.50%	03/15/22		28,310	(39)	100
3-Month LIBOR	Receiving	2.60%	12/19/23		9,230	(16)	(65)
3-Month LIBOR	Receiving	2.79%	12/20/28		17,290	(69)	(227)
3-Month LIBOR	Paying	2.25%	12/19/19		40,620	8	41
3-Month LIBOR	Paying	2.25%	12/20/19		124,880	25	92
3-Month LIBOR	Paying	2.50%	12/15/26		6,540	13	39
3-Month LIBOR	Paying	1.75%	03/15/27		6,330	21	48
3-Month LIBOR	Paying	2.25%	03/15/47		5,020	39	80
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.35%	02/22/19	NZD	65,440	24	(194)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.00%	03/15/22	NZD	14,640	17	(122)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	2.75%	12/15/26	NZD	10,150	8	(4)
3-Month South African Johannesburg Interbank Rate	Receiving	9.15%	08/24/25	ZAR	13,170	—	(17)
3-Month South African Johannesburg Interbank Rate	Receiving	9.12%	12/08/26	ZAR	13,350	—	—
3-Month Stockholm Interbank Offered Rate	Receiving	0.50%	03/15/22	SEK	213,760	6	(28)
3-Month Stockholm Interbank Offered Rate	Receiving	2.75%	12/15/26	SEK	22,530	—	21
3-Month Stockholm Interbank Offered Rate	Receiving	1.25%	03/15/27	SEK	36,710	2	(36)
3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/18	SEK	172,120	(2)	(21)
3-Month Stockholm Interbank Offered Rate	Paying	-0.33%	09/15/18	SEK	230,450	(2)	(10)
6-Month Australian Bank Bill Short Term Rate	Paying	3.50%	12/15/26	AUD	11,130	2	(21)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.25%	12/15/26	JPY	1,652,380	4	99
6-Month British Bankers' Association Yen LIBOR	Receiving	0.75%	03/15/37	JPY	235,590	—	(31)
6-Month Euribor	Receiving	0.75%	03/15/22	EUR	5,200	2	(21)
6-Month Euribor	Receiving	1.50%	12/15/26	EUR	2,560	5	(9)
6-Month Euribor	Receiving	1.54%	12/23/35	EUR	2,490	17	(10)
6-Month Euribor	Receiving	1.25%	03/15/47	EUR	13,960	172	(394)
6-Month Euribor	Paying	0.25%	08/16/24	EUR	3,050	(3)	(56)
6-Month Euribor	Paying	1.09%	12/23/25	EUR	6,920	(10)	24
6-Month Euribor	Paying	0.75%	03/15/27	EUR	4,350	(11)	48
6-Month GBP LIBOR	Receiving	2.25%	12/15/26	GBP	4,890	4	(38)
6-Month GBP LIBOR	Receiving	1.50%	03/15/27	GBP	6,560	(1)	(147)
6-Month GBP LIBOR	Receiving	1.75%	03/15/32	GBP	10,910	1	(477)
6-Month GBP LIBOR	Receiving	1.75%	03/15/47	GBP	4,220	—	(221)
6-Month Norway Interbank Offered Rate	Paying	1.25%	03/15/19	NOK	86,700	2	10
6-Month Norway Interbank Offered Rate	Paying	1.50%	03/15/22	NOK	162,300	8	42
6-Month Norway Interbank Offered Rate	Paying	2.50%	06/16/26	NOK	19,650	1	11
6-Month Poland Warsaw Interbank Offered Rate	Paying	1.77%	09/21/21	PLN	32,610	(8)	(154)
6-Month Swiss Franc LIBOR	Paying	1.00%	12/15/26	CHF	1,910	1	11
Mexican Interbank Rate	Receiving	5.50%	03/09/22	MXN	5,590	—	13
Mexican Interbank Rate	Receiving	6.00%	03/03/27	MXN	6,030	—	2
Mexican Interbank Rate	Paying	5.25%	03/11/20	MXN	33,750	—	(78)
Mexican Interbank Rate	Paying	8.28%	11/03/26	MXN	36,010	1	(8)
						$277	$(1,656)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
CDX.NA.HY.27	5.00%	12/20/21	3,340	$(207)	$(2)	$(57)
				$(207)	$(2)	$(57)
Credit default swap agreements - sell protection[3]
CDX.NA.IG.27	1.00%	12/20/21	(2,640)	$40	$—	$3
				$40	$—	$3

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	01/06/17	ARS	4,835	$304	$6
ARS/USD	RBS	01/06/17	ARS	3,303	208	3
ARS/USD	DUB	01/18/17	ARS	7,474	465	5
ARS/USD	BNP	01/25/17	ARS	5,447	336	(3)
ARS/USD	RBS	01/25/17	ARS	3,755	232	3
AUD/USD	CIT	01/12/17	AUD	2,254	1,626	(54)
AUD/USD	BNP	03/15/17	AUD	2,399	1,728	(59)
AUD/USD	CIT	03/15/17	AUD	1,016	732	(14)
AUD/USD	CIT	03/15/17	AUD	747	538	—
AUD/USD	CSI	03/15/17	AUD	499	359	1
AUD/USD	SSB	03/15/17	AUD	1,011	728	(17)
AUD/USD	UBS	03/15/17	AUD	1,019	734	(8)
AUD/USD	WBC	03/15/17	AUD	1,029	741	(1)
AUD/NZD	WBC	03/15/17	NZD	(1,070)	(742)	2
BRL/USD	BNP	01/04/17	BRL	13,292	4,082	214
BRL/USD	BOA	01/04/17	BRL	8,719	2,677	31
BRL/USD	HSB	01/04/17	BRL	2,629	808	50
BRL/USD	JPM	01/04/17	BRL	4,987	1,532	2
BRL/USD	MSC	01/04/17	BRL	12,678	3,894	76
BRL/USD	SCB	01/04/17	BRL	3,249	998	1
BRL/USD	SCB	02/02/17	BRL	3,249	989	21
CAD/USD	WBC	01/20/17	CAD	3,790	2,823	(31)
CAD/USD	JPM	03/15/17	CAD	3,981	2,966	(27)
CAD/USD	JPM	03/15/17	CAD	2,011	1,500	12
CAD/USD	MSC	03/15/17	CAD	994	741	(3)
CHF/EUR	CSI	03/15/17	EUR	(1,422)	(1,502)	3
CHF/EUR	UBS	03/15/17	EUR	(2,173)	(2,296)	9
CLP/USD	DUB	01/19/17	CLP	454,708	678	(1)
CLP/USD	RBS	01/19/17	CLP	230,920	344	1
CNH/USD	BNP	03/15/17	CNH	10,327	1,453	(12)
CNH/USD	HSB	03/15/17	CNH	5,259	740	(5)
CNH/USD	JPM	03/15/17	CNH	10,823	1,523	(5)
CNH/USD	SCB	03/15/17	CNH	5,317	748	(8)
CNY/USD	HSB	01/20/17	CNY	4,634	666	3
CNY/USD	SCB	01/23/17	CNY	5,044	725	4
CNY/USD	HSB	04/05/17	CNY	7,110	1,019	20
COP/USD	CSI	01/17/17	COP	895,960	298	(3)
COP/USD	BOA	01/26/17	COP	2,183,586	724	(2)
CZK/EUR	BOA	06/21/17	EUR	(705)	(749)	—
CZK/EUR	CIT	06/21/17	EUR	(1,414)	(1,501)	—
CZK/EUR	SSB	06/21/17	EUR	(711)	(755)	(3)
CZK/EUR	UBS	06/21/17	EUR	(706)	(750)	—
CZK/EUR	SSB	09/20/17	EUR	(1,847)	(1,972)	(9)
CZK/EUR	MSC	09/21/17	EUR	(627)	(669)	(3)
CZK/EUR	CIT	11/21/17	EUR	(1,691)	(1,812)	(2)
CZK/EUR	MSC	11/21/17	EUR	(707)	(758)	(1)
CZK/EUR	MSC	11/22/17	EUR	(708)	(758)	—
EUR/AUD	DUB	03/15/17	AUD	(685)	(493)	13
EUR/CZK	CIT	06/21/17	CZK	(45,504)	(1,793)	2
EUR/CZK	SSB	06/21/17	CZK	(3,770)	(149)	1
EUR/USD	JPM	02/09/17	EUR	11,878	12,528	178
EUR/USD	BNP	03/15/17	EUR	715	755	9
EUR/USD	BOA	03/15/17	EUR	663	700	7
EUR/USD	DUB	03/15/17	EUR	689	728	11
EUR/USD	HSB	03/15/17	EUR	717	757	7
EUR/USD	SSB	03/15/17	EUR	7,767	8,205	52
EUR/USD	WBC	03/15/17	EUR	625	660	(8)
EUR/GBP	RBS	03/15/17	GBP	(1,195)	(1,475)	28
EUR/HUF	BNP	03/16/17	HUF	(149,390)	(509)	(1)
EUR/HUF	BNP	03/16/17	HUF	(86,102)	(294)	—
EUR/HUF	UBS	03/16/17	HUF	(225,684)	(770)	(12)
EUR/PLN	JPM	03/15/17	PLN	(3,210)	(766)	(9)
EUR/PLN	MSC	03/15/17	PLN	(3,168)	(756)	(2)
EUR/SEK	BNP	03/15/17	SEK	(2,638)	(291)	(1)
EUR/SEK	CIT	03/15/17	SEK	(6,539)	(721)	3
EUR/SEK	SSB	03/15/17	SEK	(42,156)	(4,647)	(30)
EUR/SEK	SSB	03/15/17	SEK	(6,836)	(754)	1
GBP/EUR	CIT	03/15/17	EUR	(327)	(345)	1
GBP/EUR	MLP	03/15/17	EUR	(710)	(750)	(4)
GBP/USD	BOA	01/06/17	GBP	4,482	5,524	(97)
GBP/USD	WBC	01/06/17	GBP	315	388	(12)
GBP/USD	MLP	03/15/17	GBP	599	740	(10)
GBP/USD	RBS	03/15/17	GBP	603	744	(1)
GBP/USD	SSB	03/15/17	GBP	606	748	1
GBP/JPY	SSB	03/15/17	JPY	(87,034)	(747)	(5)
HUF/EUR	UBS	03/16/17	EUR	(1,379)	(1,457)	16
IDR/USD	BNP	01/09/17	IDR	13,833,035	1,026	(23)
IDR/USD	CIT	01/12/17	IDR	27,883,381	2,067	(50)
IDR/USD	UBS	01/12/17	IDR	11,169,685	828	(8)
IDR/USD	CIT	01/17/17	IDR	4,024,370	298	(3)
IDR/USD	JPM	01/17/17	IDR	10,080,050	747	(6)
INR/USD	UBS	01/09/17	INR	18,288	269	1
INR/USD	CIT	01/30/17	INR	186,790	2,744	4
INR/USD	UBS	01/30/17	INR	80,053	1,176	(2)
INR/USD	DUB	02/03/17	INR	12,055	177	1
JPY/EUR	BNP	03/15/17	EUR	(610)	(644)	(1)
JPY/EUR	BOA	03/15/17	EUR	(610)	(644)	(2)
JPY/EUR	SCB	03/15/17	EUR	(1,728)	(1,826)	(17)
JPY/USD	CIT	01/11/17	JPY	73,890	633	(11)
JPY/USD	WBC	01/11/17	JPY	773,229	6,619	(467)
JPY/USD	BNP	03/15/17	JPY	88,205	757	10
JPY/USD	BOA	03/15/17	JPY	174,535	1,499	12
JPY/USD	CIT	03/15/17	JPY	88,066	756	9
JPY/USD	MSC	03/15/17	JPY	87,527	752	8
JPY/USD	SSB	03/15/17	JPY	350,662	3,011	24
JPY/USD	UBS	03/15/17	JPY	86,235	740	(13)
JPY/USD	UBS	03/15/17	JPY	348,155	2,989	8
KRW/USD	JPM	01/19/17	KRW	1,796,821	1,488	(2)
KRW/USD	UBS	01/19/17	KRW	1,819,178	1,506	(35)
KRW/USD	HSB	01/20/17	KRW	890,317	737	(7)
KRW/USD	JPM	01/20/17	KRW	888,510	736	(9)
KRW/USD	SCB	01/20/17	KRW	1,997,327	1,654	(4)
KRW/USD	SCB	01/31/17	KRW	895,267	741	(4)
MXN/USD	JPM	01/20/17	MXN	16,809	809	(2)
MXN/USD	BOA	03/15/17	MXN	75,648	3,615	(80)
MXN/USD	CIT	03/15/17	MXN	113,525	5,425	(110)
MXN/USD	RBS	03/15/17	MXN	65,785	3,143	(67)
MYR/USD	JPM	01/12/17	MYR	3,355	748	2
MYR/USD	JPM	01/19/17	MYR	614	137	—
MYR/USD	UBS	01/19/17	MYR	2,877	641	(6)
NOK/EUR	BNP	03/15/17	EUR	(715)	(755)	(4)
NOK/EUR	CIT	03/15/17	EUR	(2,509)	(2,650)	(39)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
NOK/EUR	JPM	03/15/17	EUR	(1,425)	(1,505)	(2)
NOK/EUR	JPM	03/15/17	EUR	(1,424)	(1,504)	1
NOK/EUR	SSB	03/15/17	EUR	(1,422)	(1,502)	(24)
NOK/USD	CIT	03/15/17	NOK	2,597	301	2
NOK/SEK	SSB	03/15/17	SEK	(3,004)	(331)	—
NZD/USD	BOA	01/09/17	NZD	1,592	1,106	(20)
NZD/USD	BNP	03/15/17	NZD	435	302	2
NZD/USD	BOA	03/15/17	NZD	475	329	1
NZD/USD	CSI	03/15/17	NZD	3,054	2,117	(64)
NZD/USD	CSI	03/15/17	NZD	607	421	2
NZD/USD	WBC	03/15/17	NZD	2,311	1,602	(18)
PHP/USD	UBS	01/19/17	PHP	73,882	1,486	5
PLN/EUR	JPM	03/15/17	EUR	(3,787)	(4,001)	41
PLN/EUR	MSC	03/15/17	EUR	(707)	(747)	7
PLN/USD	BNP	03/15/17	PLN	41,568	9,921	58
RUB/USD	CIT	01/20/17	RUB	72,650	1,180	77
RUB/USD	BOA	01/26/17	RUB	57,638	935	49
RUB/USD	CIT	01/26/17	RUB	46,363	752	(1)
RUB/USD	CIT	01/26/17	RUB	139,567	2,264	21
RUB/USD	CSI	01/26/17	RUB	46,010	746	(4)
RUB/USD	MSC	01/26/17	RUB	96,680	1,568	71
SEK/EUR	BNP	03/15/17	EUR	(1,423)	(1,503)	23
SEK/EUR	CIT	03/15/17	EUR	(7,935)	(8,383)	123
SEK/EUR	JPM	03/15/17	EUR	(7,061)	(7,460)	104
SEK/EUR	RBS	03/15/17	EUR	(5,373)	(5,677)	71
SEK/EUR	SCB	03/15/17	EUR	(3,685)	(3,893)	73
SEK/EUR	SSB	03/15/17	EUR	(1,077)	(1,138)	18
SEK/EUR	SSB	03/22/17	EUR	(3,515)	(3,715)	68
SEK/USD	CIT	01/27/17	SEK	26,328	2,895	6
TRY/USD	MSC	03/15/17	TRY	6,909	1,929	(8)
TWD/USD	MLP	01/12/17	TWD	47,049	1,460	(12)
TWD/USD	MSC	01/12/17	TWD	61,224	1,900	(22)
TWD/USD	HSB	01/13/17	TWD	48,505	1,506	(7)
TWD/USD	SCB	01/19/17	TWD	23,885	742	(5)
TWD/USD	CIT	01/20/17	TWD	24,014	746	1
TWD/USD	MSC	01/20/17	TWD	23,810	739	(6)
TWD/USD	UBS	01/20/17	TWD	23,889	742	(2)
TWD/USD	WBC	01/20/17	TWD	25,423	789	(12)
USD/AUD	CSI	03/15/17	AUD	(408)	(294)	5
USD/AUD	HSB	03/15/17	AUD	(1,030)	(742)	1
USD/AUD	MSC	03/15/17	AUD	(1,010)	(728)	26
USD/AUD	SCB	03/15/17	AUD	(1,010)	(728)	23
USD/AUD	SSB	03/15/17	AUD	(2,017)	(1,453)	38
USD/AUD	WBC	03/15/17	AUD	(12,463)	(8,978)	246
USD/BRL	BNP	01/04/17	BRL	(13,292)	(4,082)	(5)
USD/BRL	BOA	01/04/17	BRL	(6,976)	(2,143)	(84)
USD/BRL	BOA	01/04/17	BRL	(1,743)	(535)	—
USD/BRL	HSB	01/04/17	BRL	(2,629)	(808)	(1)
USD/BRL	JPM	01/04/17	BRL	(4,987)	(1,532)	(34)
USD/BRL	MSC	01/04/17	BRL	(12,678)	(3,894)	(75)
USD/BRL	SCB	01/04/17	BRL	(3,249)	(998)	(22)
USD/BRL	BOA	02/02/17	BRL	(14,676)	(4,467)	82
USD/CAD	JPM	01/20/17	CAD	(1,855)	(1,382)	36
USD/CAD	WBC	01/20/17	CAD	(2,008)	(1,496)	17
USD/CAD	JPM	03/15/17	CAD	(2,011)	(1,499)	(7)
USD/CAD	JPM	03/15/17	CAD	(1,987)	(1,481)	19
USD/CAD	SSB	03/15/17	CAD	(4,863)	(3,625)	80
USD/CAD	JPM	03/22/17	CAD	(7,602)	(5,667)	6
USD/CLP	CSI	01/19/17	CLP	(219,500)	(327)	6
USD/CLP	DUB	01/19/17	CLP	(1,459,894)	(2,177)	(30)
USD/CNH	HSB	01/20/17	CNH	(4,634)	(660)	3
USD/CNH	SCB	01/23/17	CNH	(5,047)	(718)	2
USD/CNH	HSB	03/15/17	CNH	(15,880)	(2,234)	38
USD/CNH	JPM	03/15/17	CNH	(5,302)	(746)	10
USD/CNH	SCB	03/15/17	CNH	(10,544)	(1,484)	23
USD/CNH	HSB	04/05/17	CNH	(7,111)	(997)	2
USD/EUR	JPM	02/09/17	EUR	(14,863)	(15,676)	(223)
USD/EUR	BNP	03/15/17	EUR	(1,428)	(1,508)	(13)
USD/EUR	BOA	03/15/17	EUR	(712)	(752)	(4)
USD/EUR	BOA	03/15/17	EUR	(711)	(751)	4
USD/EUR	CIT	03/15/17	EUR	(1,439)	(1,520)	(21)
USD/EUR	CSI	03/15/17	EUR	(285)	(301)	(2)
USD/EUR	CSI	03/15/17	EUR	(706)	(746)	8
USD/EUR	MLP	03/15/17	EUR	(715)	(755)	—
USD/EUR	SCB	03/15/17	EUR	(714)	(754)	(6)
USD/EUR	SCB	03/15/17	EUR	(738)	(780)	4
USD/EUR	SSB	03/15/17	EUR	(1,431)	(1,511)	(8)
USD/EUR	UBS	03/15/17	EUR	(713)	(753)	(5)
USD/EUR	WBC	03/15/17	EUR	(5,804)	(6,132)	(42)
USD/GBP	BOA	01/06/17	GBP	(4,919)	(6,063)	106
USD/GBP	BOA	03/15/17	GBP	(596)	(736)	18
USD/GBP	CIT	03/15/17	GBP	(794)	(980)	11
USD/GBP	MLP	03/15/17	GBP	(596)	(736)	13
USD/GBP	SCB	03/15/17	GBP	(8,780)	(10,839)	258
USD/GBP	UBS	03/15/17	GBP	(1,206)	(1,489)	3
USD/GBP	WBC	03/15/17	GBP	(1,715)	(2,118)	50
USD/HUF	MSC	03/16/17	HUF	(712,314)	(2,429)	(18)
USD/IDR	CIT	01/12/17	IDR	(10,117,548)	(750)	6
USD/IDR	HSB	01/12/17	IDR	(20,758,940)	(1,539)	29
USD/IDR	MSC	01/27/17	IDR	(10,083,575)	(746)	(1)
USD/ILS	CIT	03/15/17	ILS	(2,859)	(744)	7
USD/INR	CIT	01/30/17	INR	(104,647)	(1,537)	(3)
USD/INR	UBS	01/30/17	INR	(106,555)	(1,565)	(3)
USD/JPY	WBC	01/11/17	JPY	(461,125)	(3,947)	279
USD/JPY	BOA	03/15/17	JPY	(175,521)	(1,507)	(15)
USD/JPY	CIT	03/15/17	JPY	(172,294)	(1,479)	7
USD/JPY	CSI	03/15/17	JPY	(86,863)	(746)	(2)
USD/JPY	HSB	03/15/17	JPY	(86,538)	(743)	—
USD/JPY	JPM	03/15/17	JPY	(174,315)	(1,497)	8
USD/JPY	MLP	03/15/17	JPY	(174,183)	(1,495)	(6)
USD/JPY	MSC	03/15/17	JPY	(174,371)	(1,498)	(10)
USD/JPY	SCB	03/15/17	JPY	(86,512)	(743)	1
USD/JPY	SSB	03/15/17	JPY	(350,192)	(3,007)	(23)
USD/JPY	SSB	03/15/17	JPY	(374,336)	(3,214)	30
USD/JPY	WBC	03/15/17	JPY	(360,444)	(3,095)	46
USD/KRW	BNP	01/13/17	KRW	(4,103,652)	(3,398)	192
USD/KRW	HSB	01/13/17	KRW	(882,018)	(730)	26
USD/KRW	SCB	01/13/17	KRW	(882,480)	(731)	25
USD/KRW	SSB	01/13/17	KRW	(882,864)	(731)	25
USD/KRW	BNP	01/19/17	KRW	(1,733,676)	(1,436)	40
USD/KRW	CIT	01/19/17	KRW	(2,919,740)	(2,417)	77
USD/KRW	MSC	01/19/17	KRW	(778,053)	(644)	15
USD/KRW	RBS	01/19/17	KRW	(880,476)	(729)	24
USD/KRW	SSB	01/19/17	KRW	(836,332)	(692)	23
USD/KRW	UBS	01/19/17	KRW	(4,517,333)	(3,740)	87
USD/KRW	BNP	01/20/17	KRW	(4,183,924)	(3,464)	117
USD/KRW	JPM	01/31/17	KRW	(896,158)	(742)	4
USD/KRW	BNP	02/09/17	KRW	(1,787,606)	(1,480)	28
USD/MXN	BOA	01/20/17	MXN	(55,521)	(2,671)	12
USD/MXN	CSI	02/02/17	MXN	(175,524)	(8,427)	105
USD/MXN	MSC	02/02/17	MXN	(80,133)	(3,847)	95
USD/MXN	UBS	02/16/17	MXN	(145,379)	(6,969)	159
USD/MXN	JPM	02/23/17	MXN	(158,066)	(7,571)	123
USD/MXN	BOA	03/02/17	MXN	(72,530)	(3,472)	78
USD/MXN	JPM	03/02/17	MXN	(72,514)	(3,471)	80
USD/MXN	MSC	03/02/17	MXN	(12,481)	(597)	7
USD/MXN	RBS	03/15/17	MXN	(77,826)	(3,720)	43
USD/MXN	BOA	03/16/17	MXN	(36,179)	(1,729)	43
USD/MXN	CIT	03/16/17	MXN	(127,503)	(6,092)	141
USD/MXN	MLP	03/16/17	MXN	(33,948)	(1,622)	23
USD/MXN	MSC	03/16/17	MXN	(59,775)	(2,856)	34
USD/MXN	CIT	03/30/17	MXN	(72,190)	(3,443)	84
USD/MXN	UBS	03/30/17	MXN	(119,278)	(5,688)	68
USD/MXN	JPM	06/08/17	MXN	(491,079)	(23,166)	294
USD/MYR	MSC	01/12/17	MYR	(6,743)	(1,503)	23
USD/NOK	CIT	01/27/17	NOK	(2,551)	(296)	6
USD/NOK	JPM	03/15/17	NOK	(8,737)	(1,012)	26
USD/NZD	CIT	01/09/17	NZD	(524)	(364)	14
USD/NZD	CIT	03/15/17	NZD	(5,865)	(4,065)	112
USD/NZD	UBS	03/15/17	NZD	(1,047)	(726)	22
USD/PHP	JPM	01/19/17	PHP	(37,443)	(753)	(8)
USD/PHP	UBS	01/19/17	PHP	(38,773)	(780)	(4)
USD/RUB	CSI	01/26/17	RUB	(91,405)	(1,482)	7
USD/RUB	MSC	01/26/17	RUB	(285,287)	(4,627)	(108)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/RUB	MSC	01/26/17	RUB	(45,770)	(742)	2
USD/SEK	CIT	01/27/17	SEK	(22,237)	(2,445)	(5)
USD/SEK	CSI	03/15/17	SEK	(4,952)	(546)	(6)
USD/SEK	MSC	03/15/17	SEK	(2,803)	(309)	(8)
USD/SEK	SSB	03/15/17	SEK	(7,174)	(791)	(11)
USD/SGD	SCB	03/15/17	SGD	(2,153)	(1,486)	9
USD/SGD	WBC	03/15/17	SGD	(4,432)	(3,059)	54
USD/TRY	BNP	03/15/17	TRY	(10,778)	(3,010)	27
USD/TRY	RBS	03/15/17	TRY	(2,668)	(745)	—
USD/TWD	BOA	01/12/17	TWD	(78,056)	(2,423)	23
USD/TWD	HSB	01/12/17	TWD	(78,056)	(2,423)	19
USD/TWD	BOA	01/13/17	TWD	(24,878)	(772)	15
USD/TWD	HSB	01/13/17	TWD	(48,075)	(1,492)	20
USD/TWD	MSC	01/13/17	TWD	(125,803)	(3,905)	97
USD/TWD	UBS	01/13/17	TWD	(9,533)	(296)	5
USD/TWD	BOA	01/20/17	TWD	(47,624)	(1,479)	15
USD/TWD	MSC	01/20/17	TWD	(196,447)	(6,100)	64
USD/TWD	SCB	06/16/17	TWD	(122,235)	(3,820)	55
USD/TWD	UBS	06/20/17	TWD	(168,366)	(5,262)	19
USD/ZAR	CIT	03/15/17	ZAR	(4,221)	(303)	(5)
USD/ZAR	MSC	03/15/17	ZAR	(9,567)	(687)	1
ZAR/USD	BNP	03/15/17	ZAR	15,332	1,102	(7)
ZAR/USD	CIT	03/15/17	ZAR	4,159	299	(1)
ZAR/USD	DUB	03/15/17	ZAR	6,398	460	12
ZAR/USD	JPM	03/15/17	ZAR	4,232	304	7
					$(223,646)	$3,509

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	CGM	3.92%	11/19/18	MYR	3,800	$—	$(5)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	CIT	4.45%	11/15/23	MYR	2,400	—	(17)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	DUB	3.88%	11/14/18	MYR	3,430	—	(4)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	DUB	4.49%	08/14/23	MYR	860	—	(7)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	JPM	3.97%	12/11/18	MYR	3,110	—	(5)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	JPM	4.33%	09/26/23	MYR	1,500	—	(8)
3-Month Kuala Lumpur Interbank Offered Rate	Receiving	MSC	3.93%	11/20/18	MYR	4,490	—	(7)
Brazil Interbank Deposit Rate	Paying	CGM	10.73%	01/04/21	BRL	2,860	—	(44)
Brazil Interbank Deposit Rate	Receiving	CGM	11.99%	01/04/21	BRL	3,490	—	(14)
Brazil Interbank Deposit Rate	Paying	JPM	11.98%	01/04/21	BRL	3,490	—	18
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	17,930	—	(79)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	2.25%	10/15/17	KRW	9,863,860	—	65
Korean Won 3-Month Certificate of Deposit	Receiving	JPM	2.00%	12/15/26	KRW	631,600	3	(3)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.18%	10/29/17	KRW	4,841,110	—	28
							$3	$(82)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	$920	$(9)	$(6)	$(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	460	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	470	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	330	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	390	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	320	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	630	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	400	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	460	(5)	(1)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	730	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	760	(7)	(2)	(5)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	03/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	03/20/19	460	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00%	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14	BOA	N/A	1.00%	06/20/19	80	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	430	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	190	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	400	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	870	(8)	(6)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	420	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	200	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	3,030	(27)	—	(27)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	280	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	320	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	700	(7)	(4)	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	330	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	410	(3)	(4)	1
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	330	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	180	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	210	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	06/20/19	180	(1)	(1)	—
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	12/20/20	1,600	(3)	9	(12)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	12/20/20	320	(1)	2	(3)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	12/20/20	3,500	(7)	29	(36)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	1,850	(3)	8	(11)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	100	—	1	(1)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	2,230	(4)	20	(24)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	360	(1)	2	(3)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00%	06/20/21	160	—	1	(1)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00%	06/20/21	100	—	—	—
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00%	06/20/21	200	1	1	—
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00%	06/20/21	90	—	1	(1)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	06/20/21	270	1	3	(2)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	06/20/21	950	3	11	(8)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	320	1	3	(2)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	440	1	1	—
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	160	—	—	—
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	1,500	5	8	(3)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	680	2	7	(5)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	370	2	4	(2)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	820	3	9	(6)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	720	2	7	(5)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	770	2	9	(7)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	590	1	1	—
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	340	1	1	—
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	500	1	5	(4)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	1,070	4	—	4
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	220	—	2	(2)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	190	—	—	—
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	60	—	—	—
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	540	2	3	(1)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	190	1	1	—
					$37,370	$(134)	$69	$(203)

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Goldman Sachs Emerging Markets Debt Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Mexico 0.1%
Pemex Finance Ltd.
Series 1999-A3-2, 10.61%, 08/15/17	133	137
Total Non-U.S. Government Agency Asset-Backed Securities (cost $137)		137
CORPORATE BONDS AND NOTES 23.5%
Argentina 1.3%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	830	865
Cablevision SA
6.50%, 06/15/21	870	884
6.50%, 06/15/21 (a)	300	305
YPF SA
8.88%, 12/19/18	1,230	1,338
Other Securities		445
		3,837
Azerbaijan 0.1%
Other Securities		223
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	528
Brazil 1.0%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (b)	1,190	870
9.00%, (callable at 100 beginning 06/18/24) (b)	570	536
Petrobras International Finance Co.
5.75%, 01/20/20	440	445
5.38%, 01/27/21	470	460
Other Securities		711
		3,022
Canada 0.3%
Other Securities		869
Chile 1.4%
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a) (c)	230	242
3.63%, 04/03/23	1,380	1,311
Other Securities		2,689
		4,242
China 0.3%
Other Securities		1,019
Colombia 1.3%
Banco de Bogota SA
5.00%, 01/15/17	1,285	1,286
6.25%, 05/12/26 (a)	1,470	1,499
Oleoducto Central SA
4.00%, 05/07/21	850	846
Other Securities		278
		3,909
Dominican Republic 1.0%
Aeropuertos Dominicanos Siglo XXI SA
9.75%, 11/13/19	2,988	3,108
Guatemala 0.7%
Comcel Trust
6.88%, 02/06/24 (a)	740	746
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	604
Other Securities		677
		2,027
Hong Kong 1.0%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
Other Securities		2,181
		3,141
India 0.7%
Greenko Dutch BV
8.00%, 08/01/19	490	517
8.00%, 08/01/19 (a)	660	697
	Shares/Par†	Value
Other Securities		978
		2,192
Ireland 0.4%
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	850
Other Securities		420
		1,270
Israel 0.6%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,850	1,880
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	274
7.38%, 04/23/21 (a)	610	634
Other Securities		655
		1,563
Jamaica 0.6%
Digicel Group Ltd.
8.25%, 09/30/20	570	489
8.25%, 09/30/20 (a)	300	257
Digicel Ltd.
7.00%, 02/15/20 (a)	200	188
6.75%, 03/01/23 (a)	910	820
		1,754
Japan 0.4%
Other Securities		1,118
Kazakhstan 0.3%
Other Securities		804
Luxembourg 0.7%
Altice Financing SA
6.50%, 01/15/22 (a)	340	354
6.63%, 02/15/23	200	206
7.50%, 05/15/26 (a)	620	645
Altice Finco SA
9.88%, 12/15/20	230	243
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (c)	270	275
Other Securities		516
		2,239
Mexico 1.6%
America Movil SAB de CV
6.00%, 06/09/19, MXN	34,430	1,591
Cemex SAB de CV
4.75%, 01/11/22, EUR (a)	340	371
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	951
Petroleos Mexicanos
6.38%, 02/04/21	140	149
5.38%, 03/13/22 (a)	120	123
6.50%, 03/13/27 (a)	600	619
5.50%, 06/27/44	10	8
5.63%, 01/23/46	50	42
Other Securities		1,059
		4,913
Mongolia 0.2%
Other Securities		512
Netherlands 0.9%
Petrobras Global Finance BV
4.88%, 03/17/20	380	376
8.38%, 05/23/21	910	981
4.38%, 05/20/23	870	760
Other Securities		661
		2,778
Nigeria 0.3%
Ihs Netherlands Holdco BV
9.50%, 10/27/21 (a)	930	952
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19 (a)	1,410	1,489

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Peru 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,946	1,995
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,958
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (d)	165	160
0.00%, 06/02/25 (d)	1,007	803
Other Securities		386
		5,302
Philippines 0.2%
Other Securities		488
Qatar 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	517	543
5.84%, 09/30/27 (e) (f)	510	569
6.33%, 09/30/27	330	380
		1,492
Romania 0.1%
Other Securities		456
Russian Federation 1.1%
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	820	928
Lukoil International Finance BV
3.42%, 04/24/18	780	788
4.56%, 04/24/23	510	515
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	233
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	830	843
		3,307
Singapore 0.3%
Other Securities		856
South Africa 0.9%
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	1,170	1,152
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,070
Other Securities		561
		2,783
Turkey 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	931
Global Liman Isletmeleri
8.13%, 11/14/21	200	195
8.13%, 11/14/21 (a)	1,010	982
		2,108
Ukraine 0.1%
Other Securities		317
United Arab Emirates 0.7%
Dolphin Energy Ltd.
5.89%, 06/15/19	695	725
5.50%, 12/15/21	250	275
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	1,040	1,173
		2,173
United Kingdom 0.3%
Other Securities		768
United States of America 0.6%
Cemex Finance LLC
5.25%, 04/01/21, EUR (a)	376	410
4.63%, 06/15/24, EUR	220	237
Other Securities		1,217
		1,864
Vietnam 0.0%
Other Securities		124
Total Corporate Bonds And Notes (cost $72,319)		71,427
	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 63.1%
Argentina 1.8%
Argentina Bonad Bond
32.59%, 03/28/17, ARS (g)	20,190	1,268
Argentina Bonar Bond
33.42%, 10/09/17, ARS (g)	7,985	514
19.63%, 03/01/18, ARS (g)	2,950	188
19.75%, 03/11/19, ARS (g)	4,750	302
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	210
18.20%, 10/03/21, ARS	5,600	359
16.00%, 10/17/23, ARS	18,140	1,095
15.50%, 10/17/26, ARS	24,690	1,498
		5,434
Brazil 7.5%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (h)	3,303	3,130
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17, BRL (d)	24,697	7,157
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19, BRL	10,149	3,070
10.00%, 01/01/23, BRL	20,458	5,914
10.00%, 01/01/25, BRL	12,279	3,507
		22,778
Chile 0.2%
Other Securities		743
Colombia 5.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	393
4.38%, 03/21/23, COP	1,858,000	539
Colombia TES
11.25%, 10/24/18, COP	242,300	87
5.00%, 11/21/18, COP	26,659,500	8,697
7.00%, 05/04/22, COP	557,700	188
10.00%, 07/24/24, COP	1,066,800	419
7.50%, 08/26/26, COP	32,900	11
6.00%, 04/28/28, COP	3,372,300	1,014
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21, COP (i)	13,577,758	4,646
3.50%, 05/07/25, COP (i)	19,396	7
		16,001
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	47
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	392
18.50%, 02/04/28, DOP (a)	4,900	148
6.85%, 01/27/45 (a)	950	897
		1,550
Hungary 2.5%
Hungary Government Bond
3.00%, 06/26/24, HUF	928,720	3,222
5.50%, 06/24/25, HUF	464,190	1,890
3.00%, 10/27/27, HUF	702,460	2,347
3.25%, 10/22/31, HUF	4,170	13
		7,472
Indonesia 2.6%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,487
7.00%, 05/15/27, IDR	17,900,000	1,256
Indonesia Government International Bond
5.88%, 01/15/24	720	794
6.75%, 01/15/44	270	327
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,459
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,580
		7,903
Israel 0.1%
Other Securities		229

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Malaysia 3.9%
Malaysia Government Bond
3.39%, 03/15/17, MYR	5,500	1,226
4.01%, 09/15/17, MYR	15,290	3,422
4.38%, 11/29/19, MYR	9,280	2,111
3.89%, 07/31/20, MYR	1,050	236
4.05%, 09/30/21, MYR	1,630	365
4.50%, 04/15/30, MYR	7,410	1,611
4.23%, 06/30/31, MYR	4,800	1,022
4.25%, 05/31/35, MYR	2,010	424
4.74%, 03/15/46, MYR	1,810	409
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	630
4.25%, 09/30/30, MYR	2,390	504
		11,960
Mexico 7.2%
Mexico Bonos
4.75%, 06/14/18, MXN	98,904	4,633
8.50%, 12/13/18, MXN	109,591	5,440
8.00%, 06/11/20, MXN	17,706	879
6.50%, 06/10/21, MXN	35,380	1,664
6.50%, 06/09/22, MXN	132,443	6,169
8.00%, 12/07/23, MXN	13,295	665
10.00%, 12/05/24, MXN	7,717	431
7.50%, 06/03/27, MXN	2,110	101
7.75%, 11/23/34, MXN	32,135	1,537
7.75%, 11/13/42, MXN	4,230	201
Petroleos Mexicanos
5.13%, 03/15/23, EUR	100	114
		21,834
Peru 2.1%
Peru Government International Bond
5.70%, 08/12/24, PEN (a)	7,930	2,329
8.20%, 08/12/26, PEN	553	186
6.35%, 08/12/28, PEN (a)	5,585	1,639
6.95%, 08/12/31, PEN	2,006	609
6.90%, 08/12/37, PEN	327	97
6.85%, 02/12/42, PEN	3,190	917
6.71%, 02/12/55, PEN	718	200
Republic of Peru
7.84%, 08/12/20, PEN	843	273
		6,250
Philippines 0.2%
Other Securities		644
Poland 9.7%
Poland Government Bond
2.00%, 04/25/21, PLN	45,300	10,467
5.75%, 10/25/21, PLN	25,030	6,738
5.75%, 09/23/22, PLN	31,470	8,533
3.25%, 07/25/25, PLN	15,900	3,729
		29,467
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27	40	19
5.50%, 08/01/28	325	153
6.75%, 08/01/32 (j)	550	275
0.00%, 08/01/33 (j)	200	64
0.00%, 08/01/35 (d)	30	3
5.00%, 08/01/35	5	2
0.00%, 08/01/37 (d)	75	7
5.50%, 08/01/37	315	148
0.00%, 08/01/38 (d)	60	6
5.38%, 08/01/38	75	35
5.38%, 08/01/39	50	24
6.00%, 08/01/39	55	27
6.38%, 08/01/39	55	27
5.25%, 08/01/41	100	47
5.50%, 08/01/42	575	270
5.00%, 08/01/43	255	120
5.25%, 08/01/43	60	28
Other Securities		602
		1,857
	Shares/Par†	Value
Romania 0.1%
Other Securities		397
Russian Federation 2.3%
Russia Federal Bond
7.00%, 08/16/23, RUB	63,490	971
7.75%, 09/16/26, RUB	22,580	355
8.50%, 09/17/31, RUB	344,910	5,659
		6,985
South Africa 5.6%
Republic of South Africa
10.50%, 12/21/26, ZAR	8,350	670
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,312
8.25%, 03/31/32, ZAR	12,500	819
8.88%, 02/28/35, ZAR	51,170	3,497
8.50%, 01/31/37, ZAR	82,715	5,411
9.00%, 01/31/40, ZAR	29,180	1,994
8.75%, 01/31/44, ZAR	12,748	849
8.75%, 02/28/48, ZAR	4,953	329
		16,881
Suriname 0.1%
Other Securities		195
Thailand 3.3%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,440
3.85%, 12/12/25, THB	33,640	1,027
3.58%, 12/17/27, THB	27,180	805
3.78%, 06/25/32, THB	20,200	594
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (i)	203,918	5,270
		10,136
Turkey 4.2%
Turkey Government Bond
8.80%, 11/14/18, TRY	3,260	900
10.40%, 03/27/19, TRY	13,890	3,919
8.50%, 07/10/19, TRY	12,710	3,452
9.40%, 07/08/20, TRY	1,750	477
10.60%, 02/11/26, TRY	9,770	2,693
Turkey Government International Bond
7.00%, 03/11/19	750	797
7.50%, 11/07/19	420	457
		12,695
United States of America 3.1%
U.S. Treasury Bond
3.75%, 11/15/43	140	158
U.S. Treasury Note
0.88%, 05/31/18	370	369
1.63%, 06/30/20	300	300
1.38%, 04/30/21	250	245
2.00%, 12/31/21	7,240	7,259
1.88%, 05/31/22 (k)	1,000	991
2.25%, 12/31/23	10	10
		9,332
Venezuela 0.2%
Other Securities		760
Total Government And Agency Obligations (cost $221,072)		191,503
CREDIT LINKED STRUCTURED NOTES 7.8%
Colombia 3.1%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (e)	4,514,000	1,703
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (e)	1,642,000	640
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	9,263,000	3,324
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	10,289,000	3,693
		9,360

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Indonesia 4.7%
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,602
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	15,526,000	1,183
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	51,646,000	4,056
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	2,899
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	5,254,000	413
(Indonesia Government, 9.00%, 03/19/29, Moody's rating Baa3), IDR (a)	8,431,000	662
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	29,582,000	2,301
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,178
		14,294
Total Credit Linked Structured Notes (cost $32,863)		23,654
COMMON STOCKS 0.0%
United States of America 0.0%
Other Securities		26
Total Common Stocks (cost $0)		26
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.1%
JNL Money Market Fund, 0.34% (l) (m)	6,250	6,250
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (m)	1,323	1,323
	Shares/Par†	Value
Treasury Securities 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,628
Total Short Term Investments (cost $9,190)		9,201
Total Investments 97.5% (cost $335,581)		295,948
Other Derivative Instruments (0.9)%		(2,768)
Other Assets and Liabilities, Net 3.4%		10,226
Total Net Assets 100.0%		$303,406

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $54,034 and 17.8%, respectively.

(b) Perpetual security.

(c) All or portion of the security was on loan.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) Treasury inflation indexed note, par amount is not adjusted for inflation.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A	07/26/11	$2,882	$1,703	0.6%
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,050	640	0.2
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	15	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	28	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	13	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	50	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	42	34	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	10/22/14	214	185	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	13	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	27	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	25	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	10/16/15	300	359	0.1
First Quantum Minerals Ltd., 7.00%, 02/15/21	07/18/16	44	50	—
Mongolian Mining Corp., 0.00%, 03/29/17	11/21/16	530	512	0.2
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	579	569	0.2
Trust F/1401, 6.95%, 01/30/44	01/24/14	272	253	0.1
Universal Entertainment Corp., 8.50%, 08/24/20	10/19/16	250	252	0.1
		$6,383	$4,752	1.6%

The following schedules reflect the derivative investments for JNL/Goldman Sachs Emerging Markets Debt Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
30-Day Federal Funds Future	(57)	April 2017		(23,585)	$—	$1
Euro-Bobl Future	(5)	March 2017	EUR	(663)	—	(5)
Euro-Bund Future	(1)	March 2017	EUR	(162)	—	(3)
U.S. Treasury Long Bond Future	17	March 2017		2,569	13	(7)
U.S. Treasury Note Future, 10-Year	(21)	March 2017		(2,605)	(4)	(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note Future, 2-Year	(68)	March 2017	(14,738)	(4)	3
U.S. Treasury Note Future, 5-Year	(49)	March 2017	(5,729)	(9)	(37)
Ultra 10-Year U.S. Treasury Note Future	8	March 2017	1,075	5	(2)
Ultra Long Term U.S. Treasury Bond Future	(7)	March 2017	(1,127)	(7)	5
				$(6)	$(49)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Hong Kong Interbank Offered Rate	Receiving	2.50%	03/15/22	HKD	19,400	$(2)	$(19)
3-Month LIBOR	Receiving	1.25%	03/15/19		11,540	(3)	(23)
3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/24	ZAR	13,610	(1)	12
3-Month South African Johannesburg Interbank Rate	Paying	7.42%	03/15/19	ZAR	95,890	2	(9)
3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/19	ZAR	11,760	—	(2)
3-Month South African Johannesburg Interbank Rate	Paying	8.35%	09/21/23	ZAR	12,860	1	16
6-Month Budapest Interbank Offered Rate	Receiving	1.38%	09/21/21	HUF	840,620	3	(40)
6-Month Czech Interbank Offered Rate	Receiving	0.37%	12/21/21	CZK	322,590	1	55
6-Month Czech Interbank Offered Rate	Receiving	0.55%	06/21/26	CZK	31,230	—	36
6-Month Czech Interbank Offered Rate	Receiving	0.48%	12/21/26	CZK	66,140	1	101
6-Month Euribor	Receiving	0.75%	03/15/27	EUR	380	1	(7)
6-Month Euribor	Receiving	1.25%	03/15/47	EUR	620	7	(16)
6-Month Poland Warsaw Interbank Offered Rate	Paying	1.82%	03/15/22	PLN	28,340	(7)	(179)
Mexican Interbank Rate	Receiving	5.50%	03/09/22	MXN	12,960	—	29
Mexican Interbank Rate	Receiving	5.66%	01/24/25	MXN	27,480	(1)	198
Mexican Interbank Rate	Paying	5.25%	03/11/20	MXN	33,340	—	(27)
Mexican Interbank Rate	Paying	5.75%	03/06/24	MXN	134,600	6	(731)
Mexican Interbank Rate	Paying	6.00%	03/03/27	MXN	110,910	5	(472)
Mexican Interbank Rate	Paying	8.01%	06/29/27	MXN	55,250	1	(8)
						$14	$(1,086)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	01/03/17	ARS	10,216	$644	$(11)
ARS/USD	RBS	01/06/17	ARS	838	53	1
ARS/USD	BNP	01/17/17	ARS	20,965	1,305	22
BRL/USD	BNP	01/04/17	BRL	4,199	1,290	68
BRL/USD	BOA	01/04/17	BRL	15,714	4,827	77
BRL/USD	HSB	01/04/17	BRL	2,674	821	50
BRL/USD	JPM	01/04/17	BRL	5,320	1,634	2
BRL/USD	MSC	01/04/17	BRL	13,314	4,089	78
BRL/USD	MSC	02/02/17	BRL	1,339	407	(1)
BRL/USD	MSC	02/02/17	BRL	817	249	6
CLP/USD	DUB	01/19/17	CLP	258,022	385	—
CLP/USD	RBS	01/19/17	CLP	237,791	355	1
CNH/USD	BNP	03/15/17	CNH	11,207	1,576	(14)
CNH/USD	HSB	03/15/17	CNH	5,555	782	(5)
CNH/USD	JPM	03/15/17	CNH	10,319	1,452	(5)
CNH/USD	SCB	03/15/17	CNH	5,564	783	(8)
CNY/USD	HSB	01/20/17	CNY	4,898	704	3
CNY/USD	SCB	01/23/17	CNY	5,378	773	5
CNY/USD	HSB	04/05/17	CNY	7,590	1,088	21
COP/USD	CSI	01/17/17	COP	946,209	314	(3)
CZK/USD	CIT	03/15/17	CZK	6,215	243	(4)
CZK/EUR	BOA	06/21/17	EUR	(795)	(844)	—
CZK/EUR	CIT	06/21/17	EUR	(1,593)	(1,692)	—
CZK/EUR	SSB	06/21/17	EUR	(786)	(834)	(4)
CZK/EUR	UBS	06/21/17	EUR	(792)	(841)	—
CZK/EUR	SSB	09/20/17	EUR	(2,013)	(2,149)	(9)
CZK/EUR	MSC	09/21/17	EUR	(676)	(722)	(3)
CZK/EUR	CIT	11/21/17	EUR	(1,898)	(2,034)	(2)
CZK/EUR	MSC	11/21/17	EUR	(716)	(767)	(1)
CZK/EUR	MSC	11/22/17	EUR	(716)	(768)	—
EGP/USD	CIT	11/29/17	EGP	4,613	237	(4)
EUR/CZK	CIT	06/21/17	CZK	(51,074)	(2,013)	3
EUR/CZK	SSB	06/21/17	CZK	(4,158)	(164)	1
EUR/HUF	BNP	03/16/17	HUF	(159,329)	(543)	(1)
EUR/HUF	BNP	03/16/17	HUF	(91,906)	(313)	—
EUR/HUF	UBS	03/16/17	HUF	(242,051)	(825)	(13)
EUR/PLN	JPM	03/15/17	PLN	(3,438)	(821)	(9)
EUR/PLN	MSC	03/15/17	PLN	(1,824)	(435)	(1)
HUF/EUR	UBS	03/16/17	EUR	(1,463)	(1,546)	16
HUF/USD	BNP	03/16/17	HUF	141,014	481	(3)
HUF/USD	BNP	03/16/17	HUF	1,777,585	6,062	39
IDR/USD	BNP	01/09/17	IDR	15,383,744	1,141	(26)
IDR/USD	CIT	01/12/17	IDR	35,789,851	2,653	(64)
IDR/USD	HSB	01/12/17	IDR	24,868,139	1,843	(20)
IDR/USD	UBS	01/12/17	IDR	4,584,424	340	(3)
IDR/USD	CIT	01/17/17	IDR	4,251,660	315	(3)
IDR/USD	JPM	01/17/17	IDR	10,642,283	788	(7)
IDR/USD	UBS	01/17/17	IDR	3,682,187	273	(3)
INR/USD	UBS	01/09/17	INR	18,771	276	1
INR/USD	CIT	01/30/17	INR	202,958	2,982	4
INR/USD	UBS	01/30/17	INR	86,982	1,278	(2)
INR/USD	DUB	02/03/17	INR	12,863	189	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
KRW/USD	MSC	01/13/17	KRW	787,964	652	(24)
KRW/USD	BNP	01/19/17	KRW	984,720	815	(17)
KRW/USD	JPM	01/19/17	KRW	1,917,413	1,587	(2)
KRW/USD	UBS	01/19/17	KRW	1,950,882	1,615	(37)
KRW/USD	HSB	01/20/17	KRW	758,684	628	(6)
KRW/USD	JPM	01/20/17	KRW	944,564	782	(10)
KRW/USD	SCB	01/31/17	KRW	955,351	791	(4)
MXN/USD	BOA	03/15/17	MXN	71,382	3,411	(76)
MXN/USD	CIT	03/15/17	MXN	127,478	6,092	(119)
MXN/USD	RBS	03/15/17	MXN	60,697	2,900	(62)
MYR/USD	JPM	01/03/17	MYR	6,366	1,419	—
MYR/USD	MSC	01/03/17	MYR	6,367	1,419	1
MYR/USD	UBS	01/09/17	MYR	7,456	1,662	(28)
MYR/USD	JPM	01/12/17	MYR	4,307	960	3
MYR/USD	WBC	01/12/17	MYR	34,192	7,620	(114)
MYR/USD	JPM	01/17/17	MYR	6,368	1,419	—
MYR/USD	JPM	01/19/17	MYR	683	152	—
MYR/USD	UBS	01/19/17	MYR	3,200	713	(7)
PHP/USD	UBS	01/19/17	PHP	100,689	2,025	7
PLN/EUR	MSC	03/15/17	EUR	(746)	(788)	7
PLN/USD	BNP	03/15/17	PLN	28,991	6,919	41
RON/USD	MSC	01/04/17	RON	1,785	414	(1)
RON/USD	MSC	03/15/17	RON	22,031	5,119	10
RUB/USD	BOA	01/26/17	RUB	604,182	9,799	514
RUB/USD	CIT	01/26/17	RUB	67,113	1,088	(2)
RUB/USD	CIT	01/26/17	RUB	147,407	2,390	21
RUB/USD	CSI	01/26/17	RUB	48,954	794	(4)
RUB/USD	MSC	01/26/17	RUB	98,919	1,605	73
RUB/USD	UBS	01/26/17	RUB	52,213	847	46
THB/USD	DUB	01/13/17	THB	246,400	6,880	16
TRY/USD	HSB	03/15/17	TRY	1,628	455	2
TRY/USD	MSC	03/15/17	TRY	7,298	2,038	(8)
TRY/USD	MSC	03/15/17	TRY	1,293	361	1
TWD/USD	HSB	01/13/17	TWD	49,916	1,549	(8)
TWD/USD	SCB	01/19/17	TWD	25,612	795	(6)
TWD/USD	CIT	01/20/17	TWD	25,626	796	1
TWD/USD	MSC	01/20/17	TWD	25,153	781	(6)
TWD/USD	UBS	01/20/17	TWD	25,334	787	(2)
TWD/USD	WBC	01/20/17	TWD	20,131	625	(9)
USD/ARS	BOA	01/03/17	ARS	(5,105)	(322)	4
USD/ARS	CIT	01/03/17	ARS	(5,111)	(322)	4
USD/ARS	BOA	01/18/17	ARS	(17,288)	(1,075)	6
USD/ARS	BNP	02/24/17	ARS	(10,216)	(618)	9
USD/ARS	BNP	04/03/17	ARS	(6,921)	(409)	2
USD/BRL	MSC	01/03/17	BRL	(1,339)	(411)	1
USD/BRL	BNP	01/04/17	BRL	(3,363)	(1,033)	(1)
USD/BRL	BNP	01/04/17	BRL	(836)	(257)	—
USD/BRL	BOA	01/04/17	BRL	(13,905)	(4,271)	(90)
USD/BRL	BOA	01/04/17	BRL	(1,810)	(556)	—
USD/BRL	HSB	01/04/17	BRL	(2,674)	(821)	(1)
USD/BRL	JPM	01/04/17	BRL	(5,320)	(1,634)	(36)
USD/BRL	MSC	01/04/17	BRL	(13,314)	(4,090)	(80)
USD/BRL	BOA	02/02/17	BRL	(6,631)	(2,018)	(43)
USD/CLP	CSI	01/19/17	CLP	(229,388)	(342)	6
USD/CLP	DUB	01/19/17	CLP	(1,566,334)	(2,336)	(33)
USD/CNH	HSB	01/20/17	CNH	(4,898)	(698)	3
USD/CNH	SCB	01/23/17	CNH	(5,381)	(766)	3
USD/CNH	SCB	01/26/17	CNH	(4,800)	(682)	8
USD/CNH	HSB	03/15/17	CNH	(15,910)	(2,238)	38
USD/CNH	JPM	03/15/17	CNH	(5,547)	(780)	11
USD/CNH	SCB	03/15/17	CNH	(11,050)	(1,554)	24
USD/CNH	HSB	04/05/17	CNH	(7,591)	(1,065)	2
USD/COP	MSC	01/26/17	COP	(26,278,266)	(8,711)	4
USD/CZK	UBS	03/15/17	CZK	(158)	(6)	—
USD/EUR	JPM	02/09/17	EUR	(1,677)	(1,769)	(25)
USD/EUR	WBC	03/15/17	EUR	(7,524)	(7,949)	(54)
USD/HUF	BNP	01/04/17	HUF	(86,517)	(295)	2
USD/HUF	BOA	03/16/17	HUF	(711,158)	(2,425)	(15)
USD/IDR	CIT	01/12/17	IDR	(10,585,953)	(785)	6
USD/IDR	HSB	01/12/17	IDR	(22,617,559)	(1,676)	31
USD/IDR	MSC	01/27/17	IDR	(10,760,325)	(796)	(1)
USD/ILS	CIT	03/15/17	ILS	(2,992)	(778)	7
USD/INR	CIT	01/30/17	INR	(105,905)	(1,556)	(3)
USD/INR	MSC	01/30/17	INR	(16,236)	(239)	1
USD/INR	UBS	01/30/17	INR	(113,704)	(1,670)	(3)
USD/KRW	BNP	01/13/17	KRW	(4,824,112)	(3,994)	226
USD/KRW	HSB	01/13/17	KRW	(922,852)	(764)	27
USD/KRW	SCB	01/13/17	KRW	(908,161)	(752)	26
USD/KRW	SSB	01/13/17	KRW	(929,577)	(770)	26
USD/KRW	UBS	01/13/17	KRW	(974,549)	(807)	28
USD/KRW	BNP	01/19/17	KRW	(1,804,101)	(1,493)	42
USD/KRW	CIT	01/19/17	KRW	(3,369,835)	(2,790)	89
USD/KRW	MSC	01/19/17	KRW	(834,297)	(691)	16
USD/KRW	RBS	01/19/17	KRW	(929,586)	(770)	25
USD/KRW	SSB	01/19/17	KRW	(882,980)	(731)	24
USD/KRW	UBS	01/19/17	KRW	(4,006,209)	(3,317)	70
USD/KRW	JPM	01/31/17	KRW	(1,228,914)	(1,018)	5
USD/KRW	BNP	02/09/17	KRW	(1,820,478)	(1,507)	29
USD/MXN	BOA	01/20/17	MXN	(11,831)	(569)	3
USD/MXN	MSC	03/15/17	MXN	(23,852)	(1,140)	4
USD/MXN	RBS	03/15/17	MXN	(78,948)	(3,773)	43
USD/MYR	JPM	01/03/17	MYR	(6,366)	(1,419)	—
USD/MYR	MSC	01/03/17	MYR	(6,367)	(1,419)	1
USD/MYR	BNP	01/12/17	MYR	(3,687)	(822)	12
USD/MYR	JPM	01/12/17	MYR	(10,341)	(2,304)	27
USD/MYR	JPM	01/17/17	MYR	(4,430)	(987)	12
USD/PEN	BOA	02/23/17	PEN	(1,529)	(452)	(7)
USD/PEN	CSI	02/23/17	PEN	(4,449)	(1,316)	(25)
USD/PHP	JPM	01/19/17	PHP	(39,553)	(795)	(8)
USD/PHP	UBS	01/19/17	PHP	(42,244)	(849)	(4)
USD/PLN	HSB	03/15/17	PLN	(15,784)	(3,767)	(39)
USD/RON	MSC	03/15/17	RON	(3,420)	(795)	2
USD/RUB	BOA	01/20/17	RUB	(38,767)	(630)	(41)
USD/RUB	CSI	01/26/17	RUB	(97,421)	(1,580)	7
USD/RUB	MSC	01/26/17	RUB	(316,450)	(5,132)	(115)
USD/RUB	MSC	01/26/17	RUB	(48,723)	(790)	2
USD/SGD	MSC	01/09/17	SGD	(747)	(516)	13
USD/SGD	SCB	03/15/17	SGD	(2,307)	(1,593)	9
USD/SGD	WBC	03/15/17	SGD	(4,735)	(3,269)	58
USD/TRY	BNP	03/15/17	TRY	(37,155)	(10,375)	92
USD/TRY	MSC	03/15/17	TRY	(1,597)	(446)	7
USD/TRY	RBS	03/15/17	TRY	(2,847)	(795)	—
USD/TWD	BOA	01/13/17	TWD	(25,134)	(780)	15
USD/TWD	HSB	01/13/17	TWD	(49,888)	(1,549)	20
USD/TWD	MSC	01/13/17	TWD	(136,514)	(4,238)	106
USD/TWD	UBS	01/13/17	TWD	(20,142)	(625)	11
USD/TWD	BOA	01/20/17	TWD	(51,067)	(1,586)	16
USD/TWD	CIT	01/20/17	TWD	(192,654)	(5,982)	70
USD/TWD	UBS	06/20/17	TWD	(181,628)	(5,677)	20
USD/ZAR	CIT	03/15/17	ZAR	(4,504)	(324)	(6)
USD/ZAR	MSC	03/15/17	ZAR	(4,422)	(318)	—
ZAR/USD	BNP	03/15/17	ZAR	33,648	2,417	(15)
ZAR/USD	CIT	03/15/17	ZAR	4,436	319	(1)
ZAR/USD	DUB	03/15/17	ZAR	6,870	494	13
ZAR/USD	JPM	03/15/17	ZAR	4,503	323	8
					$(34,179)	$1,091

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate	Paying	CGM	6.62%	05/30/20	ZAR	31,000	$—	$(68)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	7.10%	06/07/18	ZAR	45,200	—	(15)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	7.11%	06/07/18	ZAR	28,175	—	(9)
3-Month South African Johannesburg Interbank Rate	Paying	DUB	6.58%	11/02/19	ZAR	70,980	—	(133)
3-Month South African Johannesburg Interbank Rate	Paying	JPM	7.32%	02/24/19	ZAR	90,000	—	(21)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	9,290	(11)	(47)
7-Day China Fixing Repo Rate	Paying	BCL	2.80%	12/21/21	CNY	10,060	(2)	(61)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	2,120	(1)	(12)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	5,100	(3)	(29)
7-Day China Fixing Repo Rate	Paying	CGM	2.80%	12/21/21	CNY	8,850	(8)	(47)
7-Day China Fixing Repo Rate	Paying	JPM	2.80%	12/21/21	CNY	8,600	(13)	(41)
7-Day China Fixing Repo Rate	Paying	JPM	3.60%	03/15/22	CNY	7,650	(3)	(7)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.52%	04/11/19	THB	76,850	—	(12)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	36,760	(1)	(6)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	78,640	(1)	(12)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.55%	06/15/19	THB	146,040	(9)	(16)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.64%	09/21/19	THB	92,020	—	(14)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.90%	02/04/21	THB	71,910	—	(12)
Bloomberg Thailand 6-Month Reference Rate	Paying	CGM	1.82%	02/15/21	THB	31,420	—	(9)
Bloomberg Thailand 6-Month Reference Rate	Paying	CSI	1.83%	02/16/21	THB	41,040	—	(11)
Bloomberg Thailand 6-Month Reference Rate	Paying	DUB	1.65%	06/15/19	THB	56,980	—	(6)
Bloomberg Thailand 6-Month Reference Rate	Paying	JPM	1.55%	04/19/19	THB	103,500	—	(14)
Bloomberg Thailand 6-Month Reference Rate	Paying	MSC	1.63%	11/08/19	THB	29,150	—	(6)
Brazil Interbank Deposit Rate	Receiving	BOA	11.72%	01/02/19	BRL	9,800	—	(27)
Brazil Interbank Deposit Rate	Paying	BOA	11.76%	01/04/21	BRL	570	—	2
Brazil Interbank Deposit Rate	Paying	BOA	11.91%	01/04/21	BRL	570	—	3
Brazil Interbank Deposit Rate	Paying	BOA	11.66%	01/04/21	BRL	4,410	—	15
Brazil Interbank Deposit Rate	Paying	BOA	11.59%	01/04/21	BRL	5,880	—	17
Brazil Interbank Deposit Rate	Paying	CGM	11.50%	01/02/17	BRL	9,210	—	(107)
Brazil Interbank Deposit Rate	Paying	CGM	14.46%	01/02/18	BRL	5,870	—	49
Brazil Interbank Deposit Rate	Paying	CGM	12.52%	01/02/19	BRL	5,620	—	9
Brazil Interbank Deposit Rate	Paying	CGM	12.65%	01/02/19	BRL	8,770	—	48
Brazil Interbank Deposit Rate	Paying	CSI	12.58%	01/02/17	BRL	12,970	—	(72)
Brazil Interbank Deposit Rate	Paying	CSI	11.12%	01/02/18	BRL	6,120	—	(85)
Brazil Interbank Deposit Rate	Paying	DUB	11.35%	01/02/19	BRL	18,760	—	12
Brazil Interbank Deposit Rate	Paying	DUB	11.84%	01/02/20	BRL	7,500	—	9
Brazil Interbank Deposit Rate	Paying	DUB	16.17%	01/04/21	BRL	11,060	—	424
Brazil Interbank Deposit Rate	Receiving	DUB	13.93%	01/04/21	BRL	13,640	—	(276)
Brazil Interbank Deposit Rate	Paying	DUB	14.56%	01/02/23	BRL	900	—	27
Brazil Interbank Deposit Rate	Paying	DUB	12.27%	01/02/23	BRL	1,190	—	9
Brazil Interbank Deposit Rate	Paying	DUB	14.25%	01/02/23	BRL	1,800	—	49
Brazil Interbank Deposit Rate	Receiving	DUB	13.86%	01/02/23	BRL	4,380	—	(103)
Brazil Interbank Deposit Rate	Receiving	DUB	14.20%	01/02/23	BRL	4,430	—	(119)
Brazil Interbank Deposit Rate	Paying	DUB	14.34%	01/02/25	BRL	4,980	—	155
Brazil Interbank Deposit Rate	Receiving	DUB	12.34%	01/02/25	BRL	6,810	—	(48)
Brazil Interbank Deposit Rate	Receiving	JPM	12.29%	01/02/17	BRL	13,430	—	102
Brazil Interbank Deposit Rate	Paying	JPM	11.87%	01/02/20	BRL	10,790	—	14
Brazil Interbank Deposit Rate	Receiving	MSC	13.38%	01/02/18	BRL	17,890	—	(62)
Brazil Interbank Deposit Rate	Paying	MSC	12.61%	01/02/19	BRL	1,070	—	6
Brazil Interbank Deposit Rate	Paying	MSC	14.08%	01/02/19	BRL	12,130	—	167
Brazil Interbank Deposit Rate	Paying	MSC	11.87%	01/04/21	BRL	2,640	—	13
Brazil Interbank Deposit Rate	Paying	MSC	11.85%	01/04/21	BRL	3,960	—	19
Brazil Interbank Deposit Rate	Paying	MSC	16.15%	01/04/21	BRL	8,720	—	333
Brazil Interbank Deposit Rate	Receiving	MSC	11.41%	01/04/21	BRL	5,650	—	37
Brazil Interbank Deposit Rate	Receiving	MSC	11.74%	01/04/21	BRL	9,930	—	(44)
Colombian Interbank Rate	Receiving	BOA	6.59%	04/06/17	COP	8,422,600	—	15
Colombian Interbank Rate	Receiving	CGM	7.35%	03/30/17	COP	9,116,300	—	(2)
Colombian Interbank Rate	Receiving	CGM	7.22%	06/13/17	COP	3,103,790	—	(3)
Colombian Interbank Rate	Receiving	CSI	5.11%	04/15/19	COP	6,436,410	—	34
Colombian Interbank Rate	Receiving	CSI	6.06%	05/02/24	COP	980,390	—	4
Colombian Interbank Rate	Receiving	JPM	5.19%	04/22/19	COP	3,198,610	—	15
Colombian Interbank Rate	Receiving	MSC	6.39%	02/08/17	COP	6,461,750	—	9
Colombian Interbank Rate	Receiving	MSC	7.34%	03/27/17	COP	31,990,510	—	(7)
Colombian Interbank Rate	Receiving	MSC	6.57%	03/31/17	COP	6,077,570	—	11
Colombian Interbank Rate	Receiving	MSC	6.55%	04/03/17	COP	6,077,570	—	6
Colombian Interbank Rate	Receiving	MSC	7.04%	05/04/17	COP	6,019,500	—	(4)
Colombian Interbank Rate	Receiving	MSC	7.17%	07/08/17	COP	22,973,950	—	(10)
Colombian Interbank Rate	Receiving	MSC	7.21%	07/11/17	COP	7,220,890	—	(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombian Interbank Rate	Paying	MSC	7.34%	08/01/17	COP	15,408,080	—	17
Colombian Interbank Rate	Paying	MSC	6.06%	05/02/24	COP	980,390	(2)	(2)
Korean Won 3-Month Certificate of Deposit	Paying	BOA	1.21%	08/12/18	KRW	4,509,090	—	(18)
Korean Won 3-Month Certificate of Deposit	Paying	BOA	1.21%	08/12/18	KRW	4,018,360	—	(16)
Korean Won 3-Month Certificate of Deposit	Paying	BOA	1.65%	11/28/18	KRW	2,132,530	—	5
Korean Won 3-Month Certificate of Deposit	Receiving	BOA	3.12%	08/10/22	KRW	12,686,460	—	(695)
Korean Won 3-Month Certificate of Deposit	Paying	CGM	2.88%	03/07/17	KRW	10,270,520	—	28
Korean Won 3-Month Certificate of Deposit	Paying	CGM	2.24%	10/14/17	KRW	1,609,170	—	10
Korean Won 3-Month Certificate of Deposit	Paying	CGM	2.17%	10/28/17	KRW	5,210,010	—	30
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.24%	08/30/18	KRW	3,939,490	—	(15)
Korean Won 3-Month Certificate of Deposit	Paying	CGM	1.28%	09/22/18	KRW	4,273,390	—	(15)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	1.24%	09/09/18	KRW	4,245,110	—	(17)
Korean Won 3-Month Certificate of Deposit	Receiving	DUB	3.21%	09/14/22	KRW	8,585,010	—	(499)
Korean Won 3-Month Certificate of Deposit	Paying	DUB	3.27%	04/30/24	KRW	10,900,000	—	979
Korean Won 3-Month Certificate of Deposit	Receiving	JPM	3.45%	01/15/24	KRW	1,215,460	—	(119)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.25%	10/13/17	KRW	7,880,280	—	51
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.25%	10/13/17	KRW	1,350,900	—	9
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.25%	10/14/17	KRW	1,475,970	—	10
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.25%	10/14/17	KRW	1,475,970	—	10
Korean Won 3-Month Certificate of Deposit	Paying	MSC	2.17%	10/28/17	KRW	1,981,600	—	11
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.23%	09/09/18	KRW	14,019,290	—	(56)
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.51%	11/24/18	KRW	4,036,920	—	—
Korean Won 3-Month Certificate of Deposit	Paying	MSC	1.46%	02/03/19	KRW	4,987,510	—	(4)
Mexican Interbank Rate	Paying	DUB	8.70%	06/11/27	MXN	75,500	—	26
Mexican Interbank Rate	Receiving	JPM	5.18%	10/02/17	MXN	40,000	—	24
Mexican Interbank Rate	Receiving	JPM	6.15%	05/28/24	MXN	15,700	—	73
Mumbai Interbank Offered Rate	Receiving	BOA	6.42%	09/21/21	INR	206,530	—	(14)
Mumbai Interbank Offered Rate	Receiving	BOA	6.24%	12/21/21	INR	49,550	—	3
Mumbai Interbank Offered Rate	Receiving	BOA	6.24%	12/21/21	INR	117,150	4	3
Mumbai Interbank Offered Rate	Receiving	CGM	6.42%	09/21/21	INR	31,630	2	(4)
Mumbai Interbank Offered Rate	Receiving	CGM	6.42%	09/21/21	INR	159,880	(4)	(6)
Mumbai Interbank Offered Rate	Receiving	CGM	6.24%	12/21/21	INR	67,350	2	3
Mumbai Interbank Offered Rate	Receiving	JPM	6.42%	09/21/21	INR	62,800	(2)	(2)
Mumbai Interbank Offered Rate	Receiving	JPM	6.24%	12/21/21	INR	112,730	(4)	11
Mumbai Interbank Offered Rate	Receiving	MSC	6.42%	09/21/21	INR	67,860	(1)	(4)
Mumbai Interbank Offered Rate	Receiving	MSC	6.24%	12/21/21	INR	52,380	2	2
							$(55)	$(149)

OTC Cross-Currency Swap Agreements

Receive Rate[8]	Pay Rate[8]	Counterparty	Expiration	Notional1 Received		Notional[1] Delivered	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	DUB	05/23/19	ZAR	11,408	(1,096)	$—	$(265)
3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	CIT	05/13/24	ZAR	7,150	(690)	—	(169)
3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	MSC	05/13/24	ZAR	14,790	(1,427)	—	(349)
Fixed rate of 8.93%	3-Month LIBOR	JPM	08/19/17	TRY	52,190	(17,794)	—	(2,632)
							$—	$(3,415)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00%	03/20/19	$540	$(5)	$(2)	$(3)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00%	03/20/19	270	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	BCL	N/A	1.00%	03/20/19	170	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	560	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	750	(7)	(4)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	810	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	560	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	560	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	420	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	660	(6)	(5)	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	1,320	(12)	(3)	(9)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	850	(8)	(1)	(7)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	130	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	1,120	(11)	(3)	(8)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	350	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	03/20/19	800	(8)	(3)	(5)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	03/20/19	510	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00%	03/20/19	490	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	1,130	(10)	(7)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	660	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	150	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	620	(6)	(8)	2
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	1,240	(12)	(7)	(5)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	140	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	1,040	(9)	(3)	(6)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	220	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	3,770	(34)	—	(34)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	920	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	560	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	340	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14	CGM	N/A	1.00%	06/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	750	(7)	(12)	5
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	520	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14	CIT	N/A	1.00%	06/20/19	410	(3)	(4)	1
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/19	3,520	(30)	(32)	2
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	12/20/20	550	(1)	3	(4)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	12/20/20	2,170	(4)	24	(28)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	12/20/20	970	(2)	14	(16)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	990	(2)	12	(14)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	90	—	1	(1)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	740	(1)	9	(10)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	1,770	(3)	16	(19)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	630	(1)	3	(4)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	3,080	(6)	40	(46)
People's Republic of China, 7.50%, 10/28/27	CGM	N/A	1.00%	12/20/20	950	(2)	10	(12)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	12/20/20	90	—	1	(1)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	12/20/20	540	(1)	4	(5)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	12/20/20	340	(1)	4	(5)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	12/20/20	1,220	(2)	11	(13)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	2,720	(5)	34	(39)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	2,290	(4)	10	(14)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	760	(2)	4	(6)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	990	(2)	12	(14)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	12/20/20	1,130	(3)	15	(18)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00%	06/20/21	330	1	3	(2)
People's Republic of China, 7.50%, 10/28/27	BOA	N/A	1.00%	06/20/21	1,030	3	10	(7)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	220	1	2	(1)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	520	2	—	2
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	1,380	4	13	(9)
People's Republic of China, 7.50%, 10/28/27	CIT	N/A	1.00%	06/20/21	1,710	5	18	(13)
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	300	1	—	1
People's Republic of China, 7.50%, 10/28/27	DUB	N/A	1.00%	06/20/21	1,520	5	16	(11)
People's Republic of China, 7.50%, 10/28/27	JPM	N/A	1.00%	06/20/21	510	1	—	1
					$56,860	$(269)	$142	$(411)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional[1]		Unrealized Appreciation (Depreciation)
Republic of Columbia Treasury Bond, 7.50%, 08/26/26	DUB	01/24/17	COP	8,067,900	$21

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

8Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Goldman Sachs Mid Cap Value Fund *
COMMON STOCKS 98.3%
Consumer Discretionary 9.2%
DISH Network Corp. - Class A (a)	220	$12,736
Expedia Inc.	93	10,510
Limited Brands Inc.	167	10,968
Other Securities		50,595
		84,809
Consumer Staples 2.8%
Molson Coors Brewing Co. - Class B	125	12,124
Other Securities		13,932
		26,056
Energy 10.7%
Baker Hughes Inc.	143	9,302
FMC Technologies Inc. (a)	266	9,453
Marathon Petroleum Corp.	172	8,638
Newfield Exploration Co. (a)	220	8,916
Other Securities		62,290
		98,599
Financials 22.1%
Ameriprise Financial Inc.	79	8,757
Arch Capital Group Ltd. (a)	96	8,291
CIT Group Inc.	266	11,341
Citizens Financial Group Inc.	370	13,197
Hartford Financial Services Group Inc.	255	12,135
Huntington Bancshares Inc.	1,140	15,064
Lincoln National Corp.	148	9,833
Signature Bank (a)	79	11,841
SLM Corp. (a)	1,335	14,710
SunTrust Banks Inc.	326	17,870
Synchrony Financial	576	20,876
Other Securities		59,927
		203,842
Health Care 4.9%
Laboratory Corp. of America Holdings (a)	88	11,317
Zimmer Biomet Holdings Inc.	113	11,697
Other Securities		22,380
		45,394
Industrials 12.8%
AMETEK Inc.	262	12,717
Jacobs Engineering Group Inc. (a)	165	9,433
JetBlue Airways Corp. (a)	599	13,420
L-3 Communications Holdings Inc.	55	8,362
Stanley Black & Decker Inc.	117	13,412
Textron Inc.	219	10,658
Wabtec Corp. (b)	137	11,338
Waste Connections Inc.	117	9,177
Other Securities		29,044
		117,561
Information Technology 9.9%
Fidelity National Information Services Inc.	124	9,417
Marvell Technology Group Ltd.	708	9,818
Symantec Corp.	435	10,392
Other Securities		61,196
		90,823
Materials 6.6%
Ball Corp.	127	9,513
Celanese Corp. - Class A	137	10,775
Martin Marietta Materials Inc.	54	11,966
Steel Dynamics Inc.	239	8,512
Other Securities		19,938
		60,704
Real Estate 11.6%
Brixmor Property Group Inc.	586	14,310
DDR Corp.	613	9,362
Equity Residential Properties Inc.	168	10,803
Federal Realty Investment Trust	90	12,744
Mid-America Apartment Communities Inc.	170	16,608
RLJ Lodging Trust	441	10,804
Taubman Centers Inc.	117	8,653
Vornado Realty Trust	137	14,270
	Shares/Par†	Value
Other Securities		9,124
		106,678
Telecommunication Services 0.4%
Other Securities		3,346
Utilities 7.3%
American Water Works Co. Inc.	119	8,603
Atmos Energy Corp.	114	8,486
FirstEnergy Corp.	373	11,547
PG&E Corp.	204	12,420
Pinnacle West Capital Corp.	136	10,579
Other Securities		15,812
		67,447
Total Common Stocks (cost $823,261)		905,259
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.9%
JNL Money Market Fund, 0.34% (c) (d)	17,915	17,915
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	4,671	4,671
Total Short Term Investments (cost $22,586)		22,586
Total Investments 100.7% (cost $845,847)		927,845
Other Assets and Liabilities, Net (0.7)%		(6,651)
Total Net Assets 100.0%		$921,194

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS 131.5%
Consumer Discretionary 16.7%
Amazon.com Inc. (a) (b)	12	$9,312
Comcast Corp. - Class A	107	7,391
DISH Network Corp. - Class A (a)	120	6,967
Dollar General Corp.	47	3,495
General Motors Co.	138	4,801
Home Depot Inc.	39	5,187
Limited Brands Inc.	56	3,671
McDonald's Corp.	55	6,713
TJX Cos. Inc.	41	3,081
Twenty-First Century Fox Inc. - Class B	185	5,035
Viacom Inc. - Class B	70	2,443
		58,096
Consumer Staples 11.2%
Altria Group Inc.	72	4,871
Campbell Soup Co.	59	3,561
Coca-Cola Co.	137	5,666
ConAgra Brands Inc.	34	1,361
General Mills Inc.	43	2,647
Kellogg Co.	36	2,666
Kimberly-Clark Corp.	27	3,056
Kroger Co.	75	2,583
Mondelez International Inc. - Class A	64	2,834
Tyson Foods Inc. - Class A	43	2,673
Walgreens Boots Alliance Inc.	43	3,522
Whole Foods Market Inc.	113	3,486
		38,926
Energy 10.5%
Anadarko Petroleum Corp.	41	2,851
Baker Hughes Inc.	35	2,242
Cabot Oil & Gas Corp.	81	1,895
Cimarex Energy Co.	25	3,418
Devon Energy Corp.	8	358
EnCana Corp.	259	3,044
FMC Technologies Inc. (a)	87	3,099
Golar LNG Ltd.	96	2,209
Marathon Petroleum Corp.	35	1,770
Newfield Exploration Co. (a)	39	1,589
Patterson-UTI Energy Inc.	66	1,766
Pioneer Natural Resources Co.	19	3,428
Rice Energy Inc. (a)	82	1,758
RSP Permian Inc. (a)	61	2,705
Williams Cos. Inc.	85	2,646
WPX Energy Inc. (a)	120	1,742
		36,520
Financials 25.4%
American Express Co.	82	6,108
Bank of America Corp. (b)	773	17,084
Capital One Financial Corp.	54	4,678
Citigroup Inc.	78	4,649
Hartford Financial Services Group Inc.	73	3,501
Invesco Ltd.	110	3,343
JPMorgan Chase & Co. (b)	136	11,757
Lincoln National Corp.	72	4,771
MetLife Inc.	100	5,408
Morgan Stanley	163	6,876
SLM Corp. (a)	377	4,154
Wells Fargo & Co. (b)	294	16,190
		88,519
Health Care 17.3%
Abbott Laboratories (b)	251	9,645
Aetna Inc.	37	4,534
Allergan Plc (a) (b)	43	9,025
Biogen Inc. (a)	8	2,326

	Shares/Par†	Value
Bristol-Myers Squibb Co.	60	3,504
Celgene Corp. (a)	70	8,126
Express Scripts Holding Co. (a)	20	1,373
Gilead Sciences Inc.	50	3,600
Humana Inc.	11	2,193
Medtronic Plc	24	1,735
Pfizer Inc. (b)	279	9,062
Vertex Pharmaceuticals Inc. (a)	70	5,133
		60,256
Industrials 11.7%
AMETEK Inc.	62	3,004
General Electric Co. (b)	483	15,261
Pentair Plc	50	2,777
Timken Co.	46	1,845
Union Pacific Corp.	55	5,732
United Parcel Service Inc. - Class B (b)	83	9,496
United Technologies Corp.	24	2,612
		40,727
Information Technology 25.1%
Activision Blizzard Inc.	90	3,266
Adobe Systems Inc. (a)	45	4,636
Akamai Technologies Inc. (a)	31	2,071
Alphabet Inc. - Class A (a) (b)	17	13,232
Apple Inc. (b)	112	12,940
Cisco Systems Inc.	169	5,111
Corning Inc.	138	3,347
eBay Inc. (a)	109	3,249
Intel Corp.	63	2,281
Microsoft Corp. (b)	219	13,584
Oracle Corp.	197	7,562
QUALCOMM Inc.	34	2,189
Symantec Corp.	143	3,425
TE Connectivity Ltd.	36	2,475
Visa Inc. - Class A	105	8,213
		87,581
Materials 3.7%
Celanese Corp. - Class A	41	3,227
EI du Pont de Nemours & Co.	90	6,595
Martin Marietta Materials Inc.	14	3,151
		12,973
Real Estate 2.1%
Federal Realty Investment Trust	24	3,356
Mid-America Apartment Communities Inc.	40	3,885
		7,241
Telecommunication Services 4.5%
Level 3 Communications Inc. (a)	41	2,318
Verizon Communications Inc. (b)	247	13,209
		15,527
Utilities 3.3%
FirstEnergy Corp.	61	1,891
NextEra Energy Inc.	39	4,701
PG&E Corp.	82	4,952
		11,544
Total Common Stocks (cost $403,999)		457,910
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Money Market Fund, 0.34% (c) (d)	3,370	3,370
Total Short Term Investments (cost $3,370)		3,370
Total Investments 132.5% (cost $407,369)		461,280
Total Securities Sold Short (32.0)% (proceeds $96,335)		(111,510)
Other Assets and Liabilities, Net (0.5)%		(1,618)
Total Net Assets 100.0%		$348,152

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
SECURITIES SOLD SHORT (32.0%)
COMMON STOCKS (32.0%)
Consumer Discretionary (4.2%)
American Eagle Outfitters Inc.	(76)	$(1,152)
Entercom Communications Corp. - Class A	(76)	(1,158)
Ford Motor Co.	(220)	(2,673)
Hasbro Inc.	(23)	(1,827)
Meredith Corp.	(22)	(1,329)
Michael Kors Holdings Ltd.	(28)	(1,202)
Omnicom Group Inc.	(21)	(1,776)
Ralph Lauren Corp. - Class A	(20)	(1,811)
Walt Disney Co.	(7)	(698)
Williams-Sonoma Inc.	(23)	(1,096)
		(14,722)
Consumer Staples (3.5%)
Archer-Daniels-Midland Co.	(49)	(2,221)
Central Garden & Pet Co. - Class A	(114)	(3,510)
CVS Health Corp.	(19)	(1,487)
Hormel Foods Corp.	(89)	(3,089)
Sysco Corp.	(36)	(2,012)
		(12,319)
Energy (3.6%)
Atwood Oceanics Inc.	(128)	(1,677)
CONSOL Energy Inc.	(91)	(1,656)
Forum Energy Technologies Inc.	(106)	(2,333)
Helmerich & Payne Inc.	(33)	(2,529)
Hess Corp.	(14)	(883)
HollyFrontier Corp.	(55)	(1,795)
Murphy Oil Corp.	(52)	(1,622)
		(12,495)
Financials (7.6%)
Ally Financial Inc.	(167)	(3,176)
Berkshire Hathaway Inc. - Class B	(42)	(6,888)
HSBC Holdings Plc - ADR	(70)	(2,794)
People's United Financial Inc.	(205)	(3,966)
PNC Financial Services Group Inc.	(21)	(2,409)
Principal Financial Group Inc.	(92)	(5,322)
Travelers Cos. Inc.	(16)	(1,965)
		(26,520)
Health Care (2.0%)
AbbVie Inc.	(14)	(881)
Baxter International Inc.	(21)	(950)
DENTSPLY SIRONA Inc.	(23)	(1,313)
Idexx Laboratories Inc.	(8)	(959)
Intuitive Surgical Inc.	(1)	(811)
Quest Diagnostics Inc.	(22)	(1,988)
		(6,902)
Industrials (4.0%)
ABB Ltd. - ADR	(101)	(2,134)
Arconic Inc.	(127)	(2,350)
Deere & Co.	(28)	(2,937)
Illinois Tool Works Inc.	(21)	(2,612)
Masco Corp.	(67)	(2,128)
Parker Hannifin Corp.	(13)	(1,866)
		(14,027)
Information Technology (6.0%)
Autodesk Inc.	(24)	(1,814)
Electronic Arts Inc.	(37)	(2,930)
Flextronics International Ltd.	(101)	(1,448)
International Business Machines Corp.	(28)	(4,636)
Lam Research Corp.	(23)	(2,417)
Motorola Solutions Inc.	(28)	(2,302)
NetApp Inc.	(49)	(1,721)
Paychex Inc.	(58)	(3,504)
		(20,772)
Real Estate (0.4%)
Apartment Investment & Management Co. - Class A	(26)	(1,194)
Telecommunication Services (0.7%)
CenturyLink Inc.	(57)	(1,346)
	Shares/Par†	Value
Sprint Corp.	(144)	(1,213)
		(2,559)
Total Common Stocks (proceeds $96,335)		(111,510)
Total Securities Sold Short (32.0%) (proceeds $96,335)		$(111,510)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 95.7%
China 2.7%
Baidu.com - Class A - ADR (a)	11	$1,764
France 8.5%
BNP Paribas SA	46	2,921
Danone SA	24	1,505
Kering SA	5	1,100
		5,526
Germany 9.1%
Allianz SE	18	2,894
Daimler AG	40	2,988
		5,882
Italy 5.0%
CNH Industrial NV	370	3,209
Japan 4.9%
Daiwa Securities Group Inc.	274	1,687
Toyota Motor Corp.	26	1,519
		3,206
Mexico 2.8%
Grupo Televisa SAB - ADR	88	1,836
Netherlands 1.8%
Koninklijke Philips Electronics NV	38	1,146
South Korea 1.5%
Samsung Electronics Co. Ltd.	1	982
Sweden 0.7%
Atlas Copco AB - Class B	17	459
Switzerland 19.9%
Cie Financiere Richemont SA	27	1,782
Credit Suisse Group AG	194	2,778
Glencore Plc (a)	923	3,117
Julius Baer Group Ltd.	51	2,268
Kuehne & Nagel International AG	10	1,338
	Shares/Par†	Value
LafargeHolcim Ltd.	32	1,656
		12,939
United Kingdom 8.9%
Aon Plc - Class A	14	1,569
Diageo Plc	68	1,777
Experian Plc	56	1,084
Willis Towers Watson Plc	11	1,350
		5,780
United States of America 29.9%
Alphabet Inc. - Class A (a)	2	1,894
American International Group Inc.	24	1,579
Baxter International Inc.	29	1,306
BlackRock Inc.	2	856
Caterpillar Inc.	18	1,686
Charter Communications Inc. - Class A (a)	5	1,441
Citigroup Inc.	13	749
Cummins Inc.	9	1,204
General Motors Co.	61	2,140
HCA Holdings Inc. (a)	24	1,803
JPMorgan Chase & Co.	20	1,761
Microsoft Corp.	5	327
Tiffany & Co.	7	568
Wells Fargo & Co.	38	2,067
		19,381
Total Common Stocks (cost $55,665)		62,110
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Money Market Fund, 0.34% (b) (c)	2,576	2,576
Total Short Term Investments (cost $2,576)		2,576
Total Investments 99.6% (cost $58,241)		64,686
Other Derivative Instruments 0.2%		133
Other Assets and Liabilities, Net 0.2%		97
Total Net Assets 100.0%		$64,916

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Harris Oakmark Global Equity Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CHF/USD	SSB	01/03/17	CHF	50	$49	$—
GBP/USD	SSB	01/03/17	GBP	40	49	—
USD/CHF	SSB	03/15/17	CHF	(2,594)	(2,559)	133
USD/EUR	SSB	01/03/17	EUR	(121)	(128)	—
USD/JPY	SSB	01/04/17	JPY	(3,701)	(31)	—
USD/JPY	SSB	01/05/17	JPY	(3,624)	(31)	—
					$(2,651)	$133

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Invesco China-India Fund
COMMON STOCKS 99.9%
China 40.2%
Alibaba Group Holding Ltd. - ADS (a)	265	$23,231
Asia Cement China Holdings Corp.	516	119
Baidu.com - Class A - ADR (a)	6	1,003
Beijing Enterprises Holdings Ltd.	414	1,949
China Merchants Holdings International Co. Ltd.	948	2,342
China Mobile Ltd.	1,757	18,520
Ctrip.com International Ltd. - ADR (a) (b)	267	10,690
Hengan International Group Co. Ltd.	1,731	12,678
JD.com Inc. - Class A - ADR (a)	270	6,870
New Oriental Education & Technology Group - ADR (a)	383	16,136
Pou Sheng International Holdings Ltd.	5,549	1,591
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	64
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	934
Sun Art Retail Group Ltd. (b)	10,242	8,981
Tencent Holdings Ltd.	1,673	40,555
Tingyi Cayman Islands Holding Corp. (b)	4,792	5,809
Zhuzhou CSR Times Electric Co. Ltd. - Class H	2,364	11,941
		163,413
Hong Kong 9.7%
Ajisen China Holdings Ltd.	7,528	3,060
FIH Mobile Ltd.	10,350	3,263
Goodbaby International Holdings Ltd.	1,063	508
Man Wah Holdings Ltd.	2,910	1,965
Microport Scientific Corp. (a)	1,562	1,173
Minth Group Ltd.	1,114	3,460
SmarTone Telecommunications Holding Ltd.	2,390	3,208
Stella International Holdings Ltd.	2,736	4,402
Towngas China Co. Ltd. (b)	9,792	5,140
Uni-President China Holdings Ltd.	10,541	7,418
Yue Yuen Industrial Holdings Ltd.	1,539	5,587
		39,184
India 50.0%
Ajanta Pharma Ltd.	156	4,075
Amara Raja Batteries Ltd.	332	4,256
Ashok Leyland Ltd.	1,800	2,118
Bajaj Finance Ltd.	970	11,998
Bharat Forge Ltd.	135	1,795
Bharat Petroleum Corp. Ltd.	1,190	11,116
Britannia Industries Ltd.	211	8,949
CCL Products India Ltd.	90	351
Cholamandalam Investment and Finance Co. Ltd.	380	5,300
Eicher Motors Ltd.	40	12,676
Emami Ltd.	117	1,643
Godrej Consumer Products Ltd.	155	3,436
HDFC Bank Ltd. (c)	733	14,258
Himatsingka Seide Ltd.	623	2,693
Hindustan Petroleum Corp. Ltd.	601	3,895
Housing Development Finance Corp.	365	6,769
IndusInd Bank Ltd.	784	12,756
Infosys Ltd.	890	13,210
ITC Ltd.	1,600	5,683
Jubilant Life Sciences Ltd.	220	2,042
Kajaria Ceramics Ltd.	491	3,363
Kansai Nerolac Paints Ltd.	840	3,941
Kotak Mahindra Bank Ltd.	681	7,203
Lupin Ltd.	236	5,150
Manpasand Beverages Ltd. (a)	170	1,380
Marico Ltd.	1,580	6,055
Maruti Suzuki India Ltd.	123	9,637
PI Industries Ltd.	275	3,360
Pidilite Industries Ltd.	652	5,653
PNB Housing Finance Ltd. (a) (d)	261	3,236
SRF Ltd.	233	5,302
Supreme Industries Ltd.	449	6,000
Tata Motors Ltd.	700	4,851
Ultratech Cement Ltd.	69	3,309
Yes Bank Ltd.	130	2,205
	Shares/Par†	Value
Zee Entertainment Enterprises Ltd.	540	3,594
		203,258
Total Common Stocks (cost $403,816)		405,855
SHORT TERM INVESTMENTS 4.4%
Investment Companies 0.0%
JNL Money Market Fund, 0.34% (e) (f)	90	90
Securities Lending Collateral 4.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	17,989	17,989
Total Short Term Investments (cost $18,079)		18,079
Total Investments 104.3% (cost $421,895)		423,934
Other Assets and Liabilities, Net (4.3)%		(17,505)
Total Net Assets 100.0%		$406,429

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $3,236 and 0.8%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 98.6%
Australia 5.9%
Goodman Group	3,561	$18,289
Scentre Group	6,407	21,446
Westfield Corp.	4,016	27,155
Other Securities		40,228
		107,118
Canada 2.6%
Other Securities		47,425
China 1.5%
Cheung Kong Property Holdings Ltd.	4,351	26,572
France 3.7%
Klepierre	402	15,760
Unibail-Rodamco SE	168	40,147
Other Securities		10,965
		66,872
Germany 2.2%
Vonovia SE	761	24,710
Other Securities		15,424
		40,134
Hong Kong 5.4%
Link REIT	3,511	22,762
Sun Hung Kai Properties Ltd.	2,365	29,781
Wharf Holdings Ltd.	1,909	12,645
Other Securities		33,999
		99,187
Ireland 0.4%
Other Securities		7,567
Japan 11.1%
Japan Real Estate Investment Corp.	3	17,684
Mitsubishi Estate Co. Ltd.	2,007	39,868
Mitsui Fudosan Co. Ltd.	1,674	38,754
Sumitomo Realty & Development Co. Ltd.	769	20,415
Other Securities		85,311
		202,032
Luxembourg 0.7%
Grand City Properties SA	725	13,152
Malta 0.0%
Other Securities		327
Netherlands 0.7%
Wereldhave NV	285	12,805
Singapore 1.9%
Other Securities		34,786
Spain 1.0%
Other Securities		18,858
Sweden 1.1%
Other Securities		19,564
Switzerland 0.7%
Other Securities		12,030
	Shares/Par†	Value
United Kingdom 4.6%
Land Securities Group Plc	1,350	17,735
Unite Group Plc	1,821	13,606
Other Securities		51,863
		83,204
United States of America 55.1%
American Campus Communities Inc.	272	13,524
American Homes For Rent - Class A	663	13,921
AvalonBay Communities Inc.	254	45,085
Boston Properties Inc.	326	40,971
Brandywine Realty Trust	758	12,509
Brixmor Property Group Inc.	784	19,144
Cousins Properties Inc.	1,928	16,410
DiamondRock Hospitality Co.	1,169	13,482
Digital Realty Trust Inc. (a)	133	13,035
Equity Residential Properties Inc.	515	33,178
Essex Property Trust Inc.	154	35,783
Extra Space Storage Inc.	273	21,122
Federal Realty Investment Trust	200	28,366
General Growth Properties Inc.	1,152	28,784
HCP Inc.	1,165	34,618
Healthcare Realty Trust Inc.	526	15,941
Host Hotels & Resorts Inc.	1,436	27,050
Hudson Pacific Properties Inc.	687	23,890
Liberty Property Trust	464	18,315
Mid-America Apartment Communities Inc.	211	20,626
National Retail Properties Inc.	656	29,012
ProLogis Inc.	679	35,839
Public Storage	211	47,215
Realty Income Corp.	331	19,007
Retail Opportunity Investments Corp.	822	17,363
Simon Property Group Inc.	509	90,426
Ventas Inc.	307	19,174
Vornado Realty Trust	517	53,945
Washington REIT	458	14,958
Weingarten Realty Investors	423	15,147
Welltower Inc.	302	20,188
Other Securities		166,180
		1,004,208
Total Common Stocks (cost $1,829,579)		1,795,841
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Money Market Fund, 0.34% (b) (c)	18,081	18,081
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (c)	5,640	5,640
Total Short Term Investments (cost $23,721)		23,721
Total Investments 99.9% (cost $1,853,300)		1,819,562
Other Assets and Liabilities, Net 0.1%		2,607
Total Net Assets 100.0%		$1,822,169

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Invesco Global Real Estate Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/AUD	SSB	01/03/17	AUD	(9)	$(6)	$—
USD/AUD	SSB	01/04/17	AUD	(44)	(32)	—
USD/HKD	SSB	01/04/17	HKD	(151)	(20)	—
					$(58)	$—

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Invesco International Growth Fund
COMMON STOCKS 93.5%
Australia 4.0%
Amcor Ltd.	2,533	$27,267
Brambles Ltd.	1,153	10,289
CSL Ltd.	175	12,686
		50,242
Brazil 1.6%
BM&F Bovespa SA	4,028	20,419
Canada 9.8%
Canadian National Railway Co.	183	12,297
Cenovus Energy Inc.	790	11,938
CGI Group Inc. - Class A (a)	718	34,477
Fairfax Financial Holdings Ltd.	32	15,428
Great-West Lifeco Inc.	406	10,633
PrairieSky Royalty Ltd. (b)	437	10,384
Suncor Energy Inc.	840	27,461
		122,618
China 0.9%
Baidu.com - Class A - ADR (a)	65	10,686
Denmark 2.3%
Carlsberg A/S - Class B	270	23,287
Novo Nordisk A/S - Class B	151	5,414
		28,701
France 4.5%
Cie Generale d'Optique Essilor International SA	23	2,631
Pernod-Ricard SA	59	6,435
Publicis Groupe SA	441	30,386
Schneider Electric SE	248	17,200
		56,652
Germany 9.8%
Allianz SE	161	26,562
Deutsche Boerse AG	353	28,329
Deutsche Post AG	463	15,173
ProSiebenSat.1 Media SE	517	19,886
SAP SE	381	32,916
		122,866
Hong Kong 4.0%
CK Hutchison Holdings Ltd.	2,613	29,494
Galaxy Entertainment Group Ltd.	4,730	20,486
		49,980
Israel 2.1%
Teva Pharmaceutical Industries Ltd. - ADR	719	26,081
Japan 7.7%
Fanuc Ltd.	68	11,426
Japan Tobacco Inc.	692	22,717
Kao Corp.	200	9,458
Keyence Corp.	14	9,893
Komatsu Ltd.	550	12,469
Toyota Motor Corp.	185	10,817
Yahoo! Japan Corp.	5,191	19,881
		96,661
Mexico 2.8%
Fomento Economico Mexicano SAB de CV - ADR	284	21,651
Grupo Televisa SAB - ADR	641	13,386
		35,037
Netherlands 3.6%
Royal Dutch Shell Plc - Class B	548	15,739
Unilever NV - CVA	402	16,508
	Shares/Par†	Value
Wolters Kluwer NV	346	12,524
		44,771
Singapore 3.4%
Broadcom Ltd.	174	30,697
United Overseas Bank Ltd.	802	11,270
		41,967
South Korea 0.9%
Samsung Electronics Co. Ltd.	8	11,390
Spain 1.4%
Amadeus IT Group SA	392	17,776
Sweden 3.9%
Getinge AB - Class B	722	11,567
Investor AB - Class B	677	25,220
Sandvik AB	512	6,319
Telefonaktiebolaget LM Ericsson - Class B	959	5,619
		48,725
Switzerland 7.3%
Cie Financiere Richemont SA	193	12,744
Julius Baer Group Ltd.	416	18,447
Novartis AG	114	8,314
Roche Holding AG	114	25,936
Syngenta AG	13	5,065
UBS Group AG	1,331	20,805
		91,311
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,487	30,737
Thailand 1.5%
Kasikornbank PCL - NVDR	3,845	18,991
Turkey 0.9%
Akbank T.A.S.	5,010	11,091
United Kingdom 18.6%
Aberdeen Asset Management Plc	2,529	7,997
British American Tobacco Plc	431	24,416
Compass Group Plc	1,227	22,680
Informa Plc	1,856	15,547
Kingfisher Plc	2,584	11,134
Lloyds Banking Group Plc	18,025	13,841
Next Plc	237	14,551
Relx Plc	2,140	38,144
Sky Plc	3,436	41,887
Smith & Nephew Plc	816	12,243
WPP Plc	1,382	30,755
		233,195
Total Common Stocks (cost $1,186,279)		1,169,897
SHORT TERM INVESTMENTS 7.1%
Investment Companies 6.4%
JNL Money Market Fund, 0.34% (c) (d)	79,445	79,445
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	9,162	9,162
Total Short Term Investments (cost $88,607)		88,607
Total Investments 100.6% (cost $1,274,886)		1,258,504
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.6)%		(6,949)
Total Net Assets 100.0%		$1,251,549

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Invesco International Growth Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CAD/USD	CIT	01/06/17	CAD	1,241	$925	$(6)
USD/SEK	SSB	01/03/17	SEK	(942)	(104)	—
					$821	$(6)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 96.2%
Consumer Discretionary 8.0%
Advance Auto Parts Inc.	94	$15,906
Royal Caribbean Cruises Ltd.	251	20,596
Scripps Networks Interactive Inc. - Class A	193	13,807
		50,309
Consumer Staples 2.4%
ConAgra Brands Inc.	378	14,933
Energy 8.2%
Amec Foster Wheeler Plc	1,140	6,580
Baker Hughes Inc.	269	17,479
Devon Energy Corp.	498	22,748
Marathon Oil Corp.	275	4,766
		51,573
Financials 23.0%
Arthur J Gallagher & Co.	277	14,408
BB&T Corp.	459	21,585
Comerica Inc.	316	21,493
Fidelity National Financial Inc.	482	16,375
Stifel Financial Corp. (a)	324	16,182
Willis Towers Watson Plc	148	18,059
Wintrust Financial Corp.	241	17,524
Zions Bancorp	447	19,216
		144,842
Health Care 8.4%
AmerisourceBergen Corp.	184	14,368
HealthSouth Corp.	377	15,529
Mylan NV (a)	255	9,737
Universal Health Services Inc. - Class B	125	13,329
		52,963
Industrials 14.7%
Babcock & Wilcox Enterprises Inc. (a)	226	3,750
Clean Harbors Inc. (a)	227	12,656
Fluor Corp.	291	15,282
Ingersoll-Rand Plc	180	13,517
Johnson Controls International Plc	269	11,080
Kirby Corp. (a)	77	5,095
Owens Corning Inc.	172	8,866
Textron Inc.	460	22,358
		92,604
Information Technology 13.7%
Ciena Corp. (a)	830	20,256
Citrix Systems Inc. (a)	108	9,651
Diebold Nixdorf Inc. (b)	437	10,981
Keysight Technologies Inc. (a)	485	17,749
Teradata Corp. (a)	488	13,262
Zebra Technologies Corp. - Class A (a)	173	14,825
		86,724
Materials 6.7%
Eagle Materials Inc.	141	13,881
Eastman Chemical Co.	238	17,873
WR Grace & Co.	159	10,749
		42,503
Real Estate 5.4%
Forest City Realty Trust Inc. - Class A	641	13,358
Kimco Realty Corp.	395	9,948
Life Storage Inc.	126	10,727
		34,033
Telecommunication Services 2.0%
Level 3 Communications Inc. (a)	221	12,457
Utilities 3.7%
Edison International	190	13,679
FirstEnergy Corp.	306	9,466
		23,145
Total Common Stocks (cost $535,527)		606,086
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (c) (d)	25,901	25,901
	Shares/Par†	Value
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	806	806
Total Short Term Investments (cost $26,707)		26,707
Total Investments 100.4% (cost $562,234)		632,793
Other Assets and Liabilities, Net (0.4)%		(2,398)
Total Net Assets 100.0%		$630,395

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 96.9%
Consumer Discretionary 11.3%
Brunswick Corp.	232	$12,666
Jack in the Box Inc.	115	12,787
Pool Corp.	146	15,193
Texas Roadhouse Inc.	291	14,044
Other Securities		118,208
		172,898
Consumer Staples 2.7%
B&G Foods Inc.	288	12,628
Lancaster Colony Corp.	140	19,772
Other Securities		8,549
		40,949
Energy 4.8%
Centennial Resource Development Inc. - Class A (a) (b)	762	15,022
Energen Corp. (a)	272	15,702
Parsley Energy Inc. - Class A (a)	468	16,489
Patterson-UTI Energy Inc.	570	15,333
Other Securities		11,573
		74,119
Financials 7.1%
Cathay General Bancorp	386	14,662
Cullen/Frost Bankers Inc. (b)	163	14,393
MB Financial Inc.	320	15,100
Other Securities		64,783
		108,938
Health Care 20.8%
Align Technology Inc. (a)	147	14,172
Bio-Techne Corp.	128	13,109
Exelixis Inc. (a) (b)	1,305	19,456
HealthEquity Inc. (a)	423	17,122
Hill-Rom Holdings Inc.	254	14,286
NxStage Medical Inc. (a)	599	15,696
Other Securities		225,187
		319,028
Industrials 16.3%
Acuity Brands Inc.	76	17,649
AO Smith Corp.	282	13,345
Forward Air Corp.	274	12,980
John Bean Technologies Corp.	159	13,656
Knight Transportation Inc.	550	18,176
Old Dominion Freight Line Inc. (a)	156	13,397
Swift Transporation Co. - Class A (a) (b)	587	14,300
TransDigm Group Inc.	51	12,686
Wabtec Corp. (b)	157	13,056
Other Securities		121,275
		250,520
Information Technology 27.4%
Aspen Technology Inc. (a)	314	17,178
Booz Allen Hamilton Holding Corp. - Class A	498	17,956
Cognex Corp.	277	17,618
CommVault Systems Inc. (a)	265	13,618
CoStar Group Inc. (a)	73	13,787
Euronet Worldwide Inc. (a)	189	13,722
Fair Isaac Corp.	136	16,223
Littelfuse Inc.	90	13,732
Manhattan Associates Inc. (a)	260	13,801
MicroStrategy Inc. - Class A (a)	80	15,848
MKS Instruments Inc.	326	19,371
Monolithic Power Systems Inc.	250	20,459
Power Integrations Inc.	230	15,585
Silicon Laboratories Inc. (a)	235	15,256
Take-Two Interactive Software Inc. (a)	341	16,792
Ultimate Software Group Inc. (a)	85	15,551
Zebra Technologies Corp. - Class A (a)	168	14,393
Other Securities		149,750
		420,640
Materials 3.2%
Berry Plastics Group Inc. (a)	335	16,315
	Shares/Par†	Value
Martin Marietta Materials Inc.	93	20,519
Other Securities		12,175
		49,009
Real Estate 2.0%
Other Securities		30,450
Telecommunication Services 1.3%
SBA Communications Corp. (a)	200	20,654
Total Common Stocks (cost $1,298,810)		1,487,205
SHORT TERM INVESTMENTS 6.1%
Investment Companies 4.4%
JNL Money Market Fund, 0.34% (c) (d)	67,872	67,872
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	25,804	25,804
Total Short Term Investments (cost $93,676)		93,676
Total Investments 103.0% (cost $1,392,486)		1,580,881
Other Assets and Liabilities, Net (3.0)%		(45,874)
Total Net Assets 100.0%		$1,535,007

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.1%
Consumer Discretionary 18.9%
ARAMARK Corp.	411	$14,663
Dollar General Corp.	357	26,465
Gildan Activewear Inc.	560	14,207
Hilton Worldwide Holdings Inc.	1,325	36,045
Lennar Corp. - Class A	187	8,032
LKQ Corp. (a)	610	18,690
Mohawk Industries Inc. (a)	216	43,171
Netflix Inc. (a)	68	8,406
Nordstrom Inc. (b)	269	12,903
Norwegian Cruise Line Holdings Ltd. (a)	327	13,912
O'Reilly Automotive Inc. (a)	105	29,233
Ross Stores Inc.	448	29,382
Tesla Motors Inc. (a) (b)	36	7,607
Ulta Salon Cosmetics & Fragrance Inc. (a)	65	16,520
VF Corp.	141	7,538
Wayfair Inc. - Class A (a) (b)	222	7,795
		294,569
Consumer Staples 3.0%
Casey's General Stores Inc.	138	16,453
Monster Beverage Corp. (a)	175	7,768
Snyders-Lance Inc.	6	243
Sprouts Farmers Market Inc. (a)	394	7,456
Tyson Foods Inc. - Class A	233	14,359
		46,279
Energy 2.4%
Concho Resources Inc. (a)	193	25,592
Range Resources Corp.	339	11,631
		37,223
Financials 9.4%
Affiliated Managers Group Inc. (a)	150	21,839
East West Bancorp Inc.	380	19,315
Lazard Ltd. - Class A	308	12,662
NASDAQ Inc.	230	15,438
Oaktree Capital Group LLC - Class A	317	11,895
S&P Global Inc.	175	18,852
Signature Bank (a)	141	21,133
TD Ameritrade Holding Corp.	604	26,326
		147,460
Health Care 14.7%
Acadia HealthCare Co. Inc. (a) (b)	555	18,374
ACADIA Pharmaceuticals Inc. (a) (b)	219	6,327
BioMarin Pharmaceutical Inc. (a)	209	17,314
Centene Corp. (a)	210	11,890
DENTSPLY SIRONA Inc.	307	17,727
Edwards Lifesciences Corp. (a)	87	8,152
Envision Healthcare Corp. (a)	214	13,565
Horizon Pharma Plc (a)	579	9,363
Humana Inc.	85	17,261
Illumina Inc. (a)	158	20,218
Incyte Corp. (a)	89	8,934
Intercept Pharmaceuticals Inc. (a) (b)	76	8,290
Intuitive Surgical Inc. (a)	15	9,576
Jazz Pharmaceuticals Plc (a)	103	11,230
Kite Pharma Inc. (a) (b)	202	9,062
Patheon NV (a)	399	11,447
Premier Inc. - Class A (a)	405	12,296
Veeva Systems Inc. - Class A (a)	231	9,418
Vertex Pharmaceuticals Inc. (a)	120	8,833
		229,277
Industrials 17.9%
Acuity Brands Inc.	119	27,565
Carlisle Cos. Inc.	139	15,308
Equifax Inc.	168	19,898
Fortune Brands Home & Security Inc.	383	20,486
HD Supply Holdings Inc. (a)	502	21,353
HEICO Corp. - Class A	140	9,472
Lennox International Inc.	166	25,457
Middleby Corp. (a)	124	15,934
Old Dominion Freight Line Inc. (a)	168	14,430
	Shares/Par†	Value
Oshkosh Corp.	129	8,302
Southwest Airlines Co.	449	22,388
Stanley Black & Decker Inc.	179	20,529
WABCO Holdings Inc. (a)	165	17,483
Waste Connections Inc.	525	41,283
		279,888
Information Technology 26.8%
Amphenol Corp. - Class A	426	28,627
Applied Materials Inc.	525	16,955
Arista Networks Inc. (a) (b)	126	12,154
Atlassian Corp. Plc - Class A (a)	324	7,806
Broadcom Ltd.	61	10,695
Cavium Inc. (a) (b)	245	15,317
Corning Inc.	669	16,227
CoStar Group Inc. (a)	62	11,743
Electronic Arts Inc. (a)	528	41,546
Gartner Inc. (a)	225	22,761
Global Payments Inc.	205	14,201
GoDaddy Inc. - Class A (a)	571	19,956
Guidewire Software Inc. (a)	197	9,725
Harris Corp.	151	15,483
Lam Research Corp.	175	18,482
Mobileye NV (a)	162	6,159
Nvidia Corp.	352	37,594
NXP Semiconductors NV (a)	120	11,751
Palo Alto Networks Inc. (a) (b)	119	14,881
ServiceNow Inc. (a)	252	18,696
Splunk Inc. (a)	277	14,143
Take-Two Interactive Software Inc. (a)	210	10,326
Vantiv Inc. - Class A (a)	561	33,465
Workday Inc. - Class A (a)	140	9,220
		417,913
Materials 2.6%
Eagle Materials Inc.	213	20,938
Vulcan Materials Co.	157	19,686
		40,624
Real Estate 1.4%
CBRE Group Inc. - Class A (a)	699	22,021
Total Common Stocks (cost $1,434,641)		1,515,254
SHORT TERM INVESTMENTS 4.8%
Investment Companies 2.9%
JNL Money Market Fund, 0.34% (c) (d)	45,647	45,647
Securities Lending Collateral 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	29,577	29,577
Total Short Term Investments (cost $75,224)		75,224
Total Investments 101.9% (cost $1,509,865)		1,590,478
Other Assets and Liabilities, Net (1.9)%		(28,970)
Total Net Assets 100.0%		$1,561,508

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
A10 Securitization LLC
Series 2015-A1-1, 2.10%, 04/15/34 (a)	1,266	$1,261
ACE Securities Corp.
Series 2006-A-GP1, REMIC, 1.02%, 02/25/31 (b)	12	12
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,817	4,943
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,637	3,537
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,474
Capital Auto Receivables Asset Trust
Series 2015-A2-1, REMIC, 1.42%, 06/20/17	1,661	1,661
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.73%, 08/15/45 (b)	15,478	1,129
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.95%, 07/20/46 (b)	486	262
Series 2006-1A1A-OA17, REMIC, 0.93%, 12/20/46 (b)	759	547
Countrywide Home Equity Loan Trust
Series 2004-A-I, 0.99%, 02/15/34 (b)	175	163
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	503	512
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,138
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 1.02%, 06/25/36 (b) (c) (d)	737	143
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/10/25 (a) (b)	2,989	3,071
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.51%, 02/25/34 (b)	370	351
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,537	1,598
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.14%, 10/25/34 (b)	237	237
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,627	2,338
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,710	3,683
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,557	6,553
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 3.04%, 10/25/35 (b)	121	118
SACO I Inc.
Series 2006-A-6, REMIC, 1.02%, 06/25/36 (b) (c) (d)	131	232
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 0.97%, 08/25/36 (b)	879	708
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,998	5,818
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,653
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,327	1,511
Wells Fargo Mortgage Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	211	216
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	5,091
Total Non-U.S. Government Agency Asset-Backed Securities (cost $65,948)		64,960
	Shares/Par†	Value
CORPORATE BONDS AND NOTES 5.1%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,972
Consumer Staples 0.3%
Kimberly-Clark Corp.
2.40%, 03/01/22 (e)	700	694
PepsiCo Inc.
3.00%, 08/25/21	782	804
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,291
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,510
		5,299
Energy 1.0%
Buckeye Partners LP
4.88%, 02/01/21	1,907	2,023
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,015
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,041
Occidental Petroleum Corp.
3.13%, 02/15/22	666	680
Phillips 66
4.30%, 04/01/22	912	978
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,714
Shell International Finance BV
2.50%, 09/12/26	3,747	3,510
3.75%, 09/12/46	4,113	3,776
		14,737
Financials 2.1%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,315
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,634
Bank of America Corp.
5.70%, 01/24/22	1,490	1,672
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	4,006
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,688
Citigroup Inc.
4.50%, 01/14/22	3,028	3,225
3.40%, 05/01/26	4,200	4,075
Credit Suisse AG
3.00%, 10/29/21	894	902
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,345
5.75%, 01/24/22	840	943
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,608
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,715
U.S. Bancorp
3.00%, 03/15/22	1,715	1,747
		30,875
Health Care 0.4%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,597
Actavis Funding SCS
3.45%, 03/15/22	991	1,005
		5,602
Industrials 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22 (e)	571	576
Lockheed Martin Corp.
3.35%, 09/15/21	984	1,015
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,920

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Union Pacific Corp.
1.80%, 02/01/20	869	861
		5,372
Information Technology 0.1%
Intel Corp.
3.30%, 10/01/21	1,279	1,328
Real Estate 0.2%
Boston Properties LP
2.75%, 10/01/26	2,580	2,355
HCP Inc.
3.40%, 02/01/25	1,515	1,448
		3,803
Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,067	1,066
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	665
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,153
Florida Power Corp.
3.10%, 08/15/21	1,203	1,233
Virginia Electric & Power Co.
2.95%, 01/15/22	870	881
		3,932
Total Corporate Bonds And Notes (cost $75,510)		75,986
GOVERNMENT AND AGENCY OBLIGATIONS 88.2%
Collateralized Mortgage Obligations 37.3%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	26,154	26,020
Series PG-2562, REMIC, 5.00%, 01/15/18	185	187
Series BD-2561, REMIC, 5.00%, 02/15/18	604	613
Series KX-2631, REMIC, 4.50%, 06/15/18	52	53
Series MD-2835, REMIC, 4.50%, 08/15/19	317	326
Series BH-2870, REMIC, 4.50%, 10/15/19	2,280	2,345
Series QD-2931, REMIC, 4.50%, 02/15/20	602	619
Series BK-3037, REMIC, 4.50%, 09/15/20	1,862	1,910
Series PV-3860, REMIC, 5.00%, 05/15/22	6,135	6,505
Series VC-4050, REMIC, 4.00%, 07/15/23	7,063	7,429
Series ZA-2639, REMIC, 5.00%, 07/15/23	4,631	4,937
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,683
Series BY-3104, REMIC, 5.50%, 01/15/26	3,913	4,295
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,951
Series VN-4445, REMIC, 4.00%, 05/15/26	1,781	1,881
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	16,176
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,241
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,630
Series GT-3270, REMIC, 5.50%, 01/15/27	6,472	6,929
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,828
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,371
Series DG-3737, REMIC, 5.00%, 10/15/30	2,814	3,033
Series PA-3981, REMIC, 3.00%, 04/15/31	8,844	8,898
Series AM-2525, REMIC, 4.50%, 04/15/32	183	197
Series JE-4186, REMIC, 2.00%, 03/15/33	6,447	6,278
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,348
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,661	1,790
Series L-2836, REMIC, 4.50%, 04/15/34	499	510
Series QD-2882, REMIC, 4.50%, 07/15/34	535	565
Series MU-2915, REMIC, 5.00%, 01/15/35	2,543	2,732
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,810	1,997
Series OC-3047, REMIC, 5.50%, 07/15/35	2,810	2,929
Series CB-3688, REMIC, 4.00%, 06/15/36	2,876	3,000
Series PB-3283, REMIC, 5.50%, 07/15/36	2,133	2,304
Series B-3413, REMIC, 5.50%, 04/15/37	789	869
Series PE-3341, REMIC, 6.00%, 07/15/37	1,395	1,546
Series PL-3832, REMIC, 5.00%, 08/15/39	2,049	2,153
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,375	4,977
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,235
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,564
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,428
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,756
Series GN-4594, REMIC, 2.50%, 02/15/45	6,666	6,678
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,530
	Shares/Par†	Value
Federal National Mortgage Association
Series 2003-BC-35, REMIC, 5.00%, 05/25/18	625	636
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	230	233
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	5,529	5,768
Series 2008-B-26, REMIC, 4.50%, 04/25/23	3,241	3,297
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	1,596	1,639
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	12,803	13,442
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	2,130	2,241
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	9,921	10,420
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	17,864	18,785
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,330
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,638
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	274	280
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,978
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	8,362	9,001
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	644	662
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,109
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	392	410
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,779
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,209
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,697
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,242
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,831
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	647	716
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,239
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,272
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	1,294	1,191
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,757
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	923	1,001
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	9,843	10,387
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	4,468	4,886
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	776	824
Series 2010-SL-4, REMIC, 9.89%, 02/25/40 (b)	25	29
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,171
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,554
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	4,293	4,967
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,635
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	5,398	5,419
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	1,127	1,293
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,275
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	20,114	19,957
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,925	3,105
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	11,493	11,712
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	7,845	7,987
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,137
Series 2016-NA-38, REMIC, 3.00%, 01/25/46	20,935	21,163
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	793	898
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	2,357	2,487
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	911	1,036
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,357	1,530
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	1,267	1,386
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,680	1,933
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	2,314	2,590
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	257	270
Interest Only, Series 2008-SA-40, REMIC, 5.69%, 05/16/38 (b)	2,523	421
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,682
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	4,082	4,184
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	5,526	5,899
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,378	15,144
Interest Only, Series 2011-SH-97, REMIC, 5.39%, 07/20/41 (b)	7,370	1,256
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,470
Series 2013-FA-H16, REMIC, 1.07%, 07/20/63 (b)	15,831	15,773
		557,509
Commercial Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b)	7,500	7,737
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,150
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,207
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	8,033

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,080
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,751
		50,958
Mortgage-Backed Securities 11.9%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	1	1
6.00%, 11/01/28	68	77
7.00%, 04/01/29 - 08/01/32	65	71
5.00%, 08/01/33 - 12/01/34	1,067	1,184
2.59%, 12/01/35 (b)	868	918
3.17%, 01/01/37 (b)	117	124
5.50%, 07/01/38	3,227	3,594
4.50%, 10/01/40	935	1,005
Federal National Mortgage Association
10.50%, 08/01/20	1	1
3.27%, 01/01/22	8,881	9,246
4.00%, 02/01/25 - 09/01/45	34,726	37,214
3.18%, 09/01/25	5,329	5,434
3.03%, 12/01/25	20,350	20,454
2.94%, 01/01/26	23,305	23,309
3.10%, 01/01/26	7,500	7,572
3.33%, 03/01/27	2,585	2,638
2.97%, 06/01/27	6,590	6,427
7.00%, 05/01/26 - 01/01/30	15	15
8.00%, 11/01/29 - 03/01/31	46	51
7.50%, 02/01/31	4	4
5.00%, 02/01/19 - 11/01/40	17,537	19,386
6.50%, 03/01/26 - 03/01/36	248	288
5.50%, 02/01/35 - 10/01/36	3,746	4,283
6.00%, 02/01/31 - 12/01/36	6,113	7,118
3.50%, 09/01/45 - 01/01/46	20,765	21,383
3.00%, 03/01/43 - 03/01/46	4,981	4,972
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,056	1,222
		177,991
Sovereign 7.4%
Financing Corp. Fico
Principal Only, 0.00%, 11/30/17 - 04/05/19 (f) (g)	22,800	22,461
Israel Government AID Bond
0.00%, 09/15/19 (f)	20,000	18,988
Interest Only, 0.00%, 11/01/21 (f)	10,000	8,879
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,867
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f) (g)	51,010	41,953
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f) (g)	20,487	15,731
		109,879
Treasury Inflation Indexed Securities 2.5%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (h)	34,487	37,623
	Shares/Par†	Value
U.S. Government Agency Obligations 3.5%
Federal Home Loan Bank
4.88%, 05/17/17 (g)	10,000	10,157
5.25%, 12/11/20 (g)	4,500	5,070
5.75%, 06/12/26 (g)	5,000	6,208
Federal National Mortgage Association
0.00%, 10/09/19 (f) (g)	30,000	28,447
Principal Only, 0.00%, 03/23/28 (f) (g)	4,000	2,755
		52,637
U.S. Treasury Securities 22.2%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	22,775
5.25%, 11/15/28 - 02/15/29	30,000	38,180
5.38%, 02/15/31	33,000	43,876
3.00%, 05/15/45	37,500	36,908
U.S. Treasury Note
2.75%, 05/31/17 (e)	100,000	100,867
4.75%, 08/15/17	17,000	17,417
3.38%, 11/15/19	25,000	26,363
2.63%, 08/15/20 - 11/15/20	45,000	46,485
		332,871
Total Government And Agency Obligations (cost $1,301,225)		1,319,468
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Money Market Fund, 0.34% (i) (j)	31,261	31,261
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (j)	106	106
Total Short Term Investments (cost $31,367)		31,367
Total Investments 99.7% (cost $1,474,050)		1,491,781
Other Assets and Liabilities, Net 0.3%		5,053
Total Net Assets 100.0%		$1,496,834

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $50,950 and 3.4%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 1.02%, 06/25/36	05/22/06	$737	$143	—%
SACO I Inc., Series 2006-A-6 REMIC, 1.02%, 06/25/36	05/30/06	131	232	—
		$868	$375	—%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 95.9%
Argentina 1.6%
YPF SA - Class D - ADR	877	$14,474
Brazil 11.4%
AMBEV SA - ADR	2,498	12,267
Banco do Brasil SA	3,280	28,308
BB Seguridade Participacoes SA	1,757	15,274
CCR SA	2,815	13,806
Cielo SA	2,240	19,198
Localiza Rent a Car SA	622	6,539
Natura Cosmeticos SA	603	4,267
		99,659
China 15.7%
AAC Technologies Holdings Inc.	938	8,486
Baidu.com - Class A - ADR (a)	142	23,334
China Construction Bank Corp. - Class H	45,461	34,816
China Mobile Ltd. - ADR	439	23,036
China Shenhua Energy Co. Ltd. - Class H	3,657	6,835
CNOOC Ltd.	4,965	6,170
Huabao International Holdings Ltd. (a)	6,250	2,644
NetEase.com Inc. - ADR	109	23,475
Weichai Power Co. Ltd. - Class H	5,995	9,193
		137,989
Egypt 0.9%
Commercial International Bank Egypt SAE - GDR	2,074	7,569
Hungary 2.0%
OTP Bank Plc	611	17,441
India 9.4%
Axis Bank Ltd.	1,849	12,201
Bajaj Auto Ltd.	195	7,562
Bharat Heavy Electricals Ltd.	2,142	3,809
HCL Technologies Ltd.	919	11,191
Hero Motocorp Ltd.	287	12,843
Oil & Natural Gas Corp. Ltd.	95	266
Punjab National Bank (a)	4,156	7,019
Tata Consultancy Services Ltd.	782	27,211
		82,102
Indonesia 5.9%
Astra International Tbk PT	19,345	11,829
Bank Mandiri Persero Tbk PT	17,923	15,340
Semen Gresik Persero Tbk PT	7,849	5,326
Telekomunikasi Indonesia Persero Tbk PT - ADR	655	19,093
		51,588
Malaysia 0.7%
British American Tobacco Malaysia Bhd	586	5,821
Mexico 3.4%
America Movil SAB de CV - Class L - ADR	1,201	15,102
Grupo Mexico SAB de CV - Class B	2,923	7,937
Kimberly-Clark de Mexico SAB de CV - Class A	3,543	6,381
		29,420
Pakistan 2.5%
Habib Bank Ltd.	3,361	8,798
Oil & Gas Development Co. Ltd.	3,278	5,193
Pakistan Petroleum Ltd.	4,598	8,289
		22,280
Philippines 0.8%
PLDT Inc. - ADR	251	6,913
Russian Federation 9.2%
Gazprom OAO - ADR	1,700	8,576
	Shares/Par†	Value
Lukoil PJSC - ADR	343	19,197
Magnit PJSC - GDR	141	6,186
Mobile Telesystems PJSC - ADR	1,539	14,023
Sberbank of Russia - ADR	2,867	33,014
		80,996
South Africa 8.9%
Bid Corp. Ltd.	44	784
Bidvest Group Ltd.	644	8,476
Imperial Holdings Ltd.	699	9,253
Life Healthcare Group Holdings Ltd. (b)	2,480	5,871
Nedbank Group Ltd.	427	7,396
PPC Ltd.	5,608	2,258
Sanlam Ltd.	1,691	7,736
Shoprite Holdings Ltd.	1,029	12,867
Standard Bank Group Ltd.	807	8,887
Vodacom Group Ltd.	696	7,729
Woolworths Holdings Ltd.	1,371	7,093
		78,350
South Korea 13.3%
Coway Co. Ltd.	121	8,832
Hyundai Mobis	64	13,971
KB Financial Group Inc.	386	13,628
Korea Life Insurance Co. Ltd.	1,556	8,407
KT&G Corp.	59	4,931
Samsung Electronics Co. Ltd.	23	34,056
Shinhan Financial Group Co. Ltd.	516	19,363
SK Hynix Inc.	378	13,912
		117,100
Taiwan 4.7%
Hon Hai Precision Industry Co. Ltd. - GDR	1,358	6,898
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,188	34,166
		41,064
Thailand 1.0%
Kasikornbank PCL	558	2,755
Siam Cement PCL	442	6,137
		8,892
Turkey 4.5%
Akbank T.A.S.	3,671	8,127
KOC Holding A/S	1,843	7,202
Tupras Turkiye Petrol Rafinerileri A/S	328	6,576
Turk Telekomunikasyon A/S	2,429	3,630
Turkcell Iletisim Hizmet A/S	2,295	6,337
Turkiye Is Bankasi - Class C	5,329	7,815
		39,687
Total Common Stocks (cost $876,895)		841,345
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Money Market Fund, 0.34% (c) (d)	34,456	34,456
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	227	227
Total Short Term Investments (cost $34,683)		34,683
Total Investments 99.8% (cost $911,578)		876,028
Other Assets and Liabilities, Net 0.2%		1,319
Total Net Assets 100.0%		$877,347

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Lazard Emerging Markets Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
BRL/USD	SSB	01/03/17	BRL	245	$75	$—
MYR/USD	SSB	01/03/17	MYR	13	3	—
MYR/USD	SSB	01/04/17	MYR	969	216	—
USD/BRL	SSB	01/03/17	BRL	(214)	(66)	—
USD/MXN	SSB	01/03/17	MXN	(420)	(20)	—
USD/ZAR	SSB	01/03/17	ZAR	(163)	(12)	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/ZAR	SSB	01/04/17	ZAR	(647)	(47)	—
					$149	$—

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Emerging Markets Index Fund *
COMMON STOCKS 91.9%
Brazil 4.4%
AMBEV SA	1,107	$5,580
Banco Bradesco SA	197	1,764
Banco do Brasil SA	203	1,748
Banco Santander Brasil SA	95	865
BB Seguridade Participacoes SA	163	1,418
Centrais Eletricas Brasileiras SA (a)	48	336
Odontoprev SA	62	240
Petroleo Brasileiro SA (a)	706	3,674
Vale SA	306	2,417
Other Securities		24,391
		42,433
Chile 1.1%
Banco Santander Chile	15,876	883
Other Securities		9,520
		10,403
China 21.2%
Air China Ltd. - Class H	448	285
Alibaba Group Holding Ltd. - ADS (a)	264	23,226
Alibaba Health Information Technology Ltd. (a)	802	402
Alibaba Pictures Group Ltd. (a) (b)	2,610	423
Baidu.com - Class A - ADR (a)	64	10,515
Bank of China Ltd. - Class H	18,710	8,250
Beijing Capital International Airport Co. Ltd. - Class H	334	337
China CITIC Bank Corp. Ltd. - Class H	2,037	1,289
China Coal Energy Co. - Class H (a)	422	199
China Communications Constructions Co. Ltd. - Class H	1,041	1,189
China Construction Bank Corp. - Class H	19,846	15,199
China Huarong Asset Management Co. Ltd. - Class H (a) (b)	1,161	417
China Life Insurance Co. Ltd. - Class H	1,756	4,540
China Longyuan Power Group Corp. - Class H	751	584
China Merchants Holdings International Co. Ltd. (b)	310	767
China Mobile Ltd.	1,449	15,280
China Petroleum & Chemical Corp. - Class H	6,004	4,229
China Railway Construction Corp. Ltd. - Class H	453	581
China Railway Group Ltd. - Class H	904	739
China Shenhua Energy Co. Ltd. - Class H	786	1,469
China Southern Airlines Co. Ltd. - Class H	442	229
China Telecom Corp. Ltd. - Class H	3,328	1,527
CNOOC Ltd.	4,216	5,239
CRRC Corp. Ltd. - Class H	977	873
Ctrip.com International Ltd. - ADR (a)	88	3,520
Huaneng Renewables Corp. Ltd. - Class H	854	276
Industrial & Commercial Bank of China Ltd. - Class H	17,370	10,357
JD.com Inc. - Class A - ADR (a)	158	4,014
NetEase.com Inc. - ADR	19	4,017
PetroChina Co. Ltd. - Class H	4,951	3,677
Ping An Insurance Group Co. of China Ltd. - Class H	1,229	6,106
Qunar Cayman Islands Ltd. - Class B - ADR (a)	8	238
Sinopec Engineering Group Co Ltd - Class H	273	228
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	774	418
Sinopharm Group Co. Ltd. - Class H	276	1,130
Tencent Holdings Ltd.	1,338	32,448
Zhuzhou CSR Times Electric Co. Ltd. - Class H	128	646
Other Securities		38,045
		202,908
Colombia 0.3%
Other Securities		2,736
Czech Republic 0.2%
Other Securities		1,687
Egypt 0.1%
Other Securities		1,400
Greece 0.4%
Other Securities		3,417
Hong Kong 4.5%
Agricultural Bank of China Ltd. - Class H	5,710	2,330
AviChina Industry & Technology Co. Ltd. - Class H (b)	510	350
	Shares/Par†	Value
CGN Power Co. Ltd.	2,587	707
China Cinda Asset Management Co. Ltd. - Class H	2,045	736
China Galaxy Securities Co. Ltd. - Class H	649	582
China Jinmao Holdings Group Ltd.	882	237
China Oilfield Services Ltd. - Class H (b)	464	428
China Overseas Land & Investment Ltd.	910	2,395
China Power International Development Ltd. (b)	678	245
China Resources Enterprise Ltd. (a)	380	753
China Resources Gas Group Ltd.	200	560
China Resources Land Ltd.	665	1,487
China Resources Power Holdings Co. Ltd.	489	774
China State Construction International Holdings Ltd.	400	596
China Taiping Insurance Holdings Co. Ltd. (a)	371	761
China Unicom Hong Kong Ltd.	1,441	1,668
CITIC Pacific Ltd.	1,064	1,515
Kunlun Energy Co. Ltd.	714	532
People's Insurance Co. Group of China Ltd. - Class H	1,628	638
PICC Property & Casualty Co. Ltd. - Class H	1,081	1,672
Sinotrans Ltd. - Class H	425	189
Other Securities		23,804
		42,959
Hungary 0.3%
Other Securities		2,914
India 8.1%
Bharat Heavy Electricals Ltd.	148	263
Bharat Petroleum Corp. Ltd.	119	1,109
Coal India Ltd.	160	703
Container Corp. of India Ltd.	9	149
GAIL India Ltd.	71	456
Hindustan Petroleum Corp. Ltd.	94	611
Housing Development Finance Corp.	356	6,596
Infosys Ltd.	434	6,442
NTPC Ltd.	404	979
Oil & Natural Gas Corp. Ltd.	302	848
Power Finance Corp. Ltd.	173	310
Reliance Industries Ltd.	306	4,867
State Bank of India	367	1,346
Tata Consultancy Services Ltd.	110	3,838
Tata Motors Ltd.	375	2,597
Tata Motors Ltd. - Class A	88	387
Other Securities		45,705
		77,206
Indonesia 2.5%
Astra International Tbk PT	4,792	2,930
Bank Central Asia Tbk PT	2,897	3,324
Bank Mandiri Persero Tbk PT	2,156	1,846
Bank Negara Indonesia Persero Tbk PT	1,643	671
Bank Rakyat Indonesia Persero Tbk PT	2,589	2,236
Jasa Marga Persero Tbk PT	382	122
Perusahaan Gas Negara PT	2,591	517
Semen Gresik Persero Tbk PT	729	494
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,945	3,514
United Tractors Tbk PT	412	648
Waskita Karya Persero Tbk PT	987	186
Other Securities		7,802
		24,290
Malaysia 2.4%
Other Securities		23,350
Mexico 2.9%
America Movil SAB de CV - Class L	7,670	4,817
Fomento Economico Mexicano SAB de CV	427	3,251
Grupo Financiero Santander Mexico SAB de CV - Class B	416	599
Grupo Mexico SAB de CV - Class B	920	2,499
Southern Copper Corp.	20	634
Other Securities		16,470
		28,270
Netherlands 0.4%
Steinhoff International Holdings NV	698	3,620
Peru 0.3%
Other Securities		3,007

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Philippines 1.2%
Other Securities		11,348
Poland 1.1%
Bank Zachodni WBK SA	8	587
Other Securities		9,990
		10,577
Qatar 0.9%
Other Securities		8,282
Romania 0.1%
Other Securities		627
Russian Federation 4.1%
Gazprom OAO	2,780	7,001
Lukoil OAO	100	5,625
Magnit PJSC - GDR	72	3,181
Rosneft PJSC	271	1,778
RusHydro JSC	31,003	468
Sberbank of Russia	2,542	7,175
VTB Bank OJSC	1,199,735	1,447
Other Securities		13,044
		39,719
South Africa 6.4%
FirstRand Ltd.	797	3,076
Liberty Holdings Ltd.	28	230
MTN Group Ltd.	392	3,588
Naspers Ltd. - Class N	103	15,054
Sasol Ltd.	130	3,740
Standard Bank Group Ltd.	306	3,368
Other Securities		31,950
		61,006
South Korea 13.2%
Daewoo Engineering & Construction Co. Ltd. (a)	24	101
Hyundai Mobis	16	3,525
Hyundai Motor Co.	36	4,317
Industrial Bank of Korea	63	666
KB Financial Group Inc.	95	3,345
KEPCO Plant Service & Engineering Co. Ltd.	6	254
Korea Electric Power Corp.	61	2,218
NHN Corp.	7	4,239
POSCO	17	3,699
Posco Daewoo Corp.	11	237
Samsung Electronics Co. Ltd.	23	34,764
Shinhan Financial Group Co. Ltd.	101	3,794
SK Hynix Inc.	138	5,066
Other Securities		60,491
		126,716
Taiwan 11.8%
Hon Hai Precision Industry Co. Ltd.	3,644	9,478
Taiwan Semiconductor Manufacturing Co. Ltd.	5,803	32,502
Other Securities		70,784
		112,764
Thailand 2.2%
Airports of Thailand PCL - NVDR	105	1,160
Krung Thai Bank PCL	61	30
Krung Thai Bank PCL	244	120
Krung Thai Bank PCL - NVDR	516	254
PTT Exploration & Production PCL - NVDR	235	629
PTT Exploration & Production PCL	83	223
PTT PCL - NVDR	200	2,071
PTT PCL	44	451
	Shares/Par†	Value
Other Securities		16,552
		21,490
Turkey 1.0%
Other Securities		9,607
United Arab Emirates 0.8%
Other Securities		7,986
Total Common Stocks (cost $959,243)		880,722
PREFERRED STOCKS 4.7%
Brazil 3.0%
Banco Bradesco SA (c)	658	5,859
Centrais Eletricas Brasileiras SA - Series B (a)	54	431
Itau Unibanco Holding SA (c)	762	7,929
Petroleo Brasileiro SA (a) (c)	922	4,212
Vale SA - Class A	453	3,245
Other Securities		7,248
		28,924
Chile 0.1%
Other Securities		836
Colombia 0.2%
Other Securities		1,514
Mexico 0.5%
Other Securities		5,113
Russian Federation 0.2%
AK Transneft OAO	-	1,226
Other Securities		787
		2,013
South Korea 0.7%
Hyundai Motor Co.	6	475
Hyundai Motor Co.	8	694
Samsung Electronics Co. Ltd.	4	4,913
Other Securities		878
		6,960
Total Preferred Stocks (cost $50,455)		45,360
RIGHTS 0.0%
Qatar 0.0%
Other Securities		15
Total Rights (cost $0)		15
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.8%
JNL Money Market Fund, 0.34% (d) (e)	26,309	26,309
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.50% (d) (e)	8,077	8,077
Treasury Securities 0.2%
U.S. Treasury Bill
0.51%, 03/16/17 (f)	1,675	1,673
Total Short Term Investments (cost $36,059)		36,059
Total Investments 100.4% (cost $1,045,757)		962,156
Other Derivative Instruments (0.0)%		(220)
Other Assets and Liabilities, Net (0.4)%		(3,352)
Total Net Assets 100.0%		$958,584

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(f) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital Emerging Markets Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Future	761	March 2017	32,834	$(220)	$(153)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 96.9%
Belgium 3.0%
Belgacom SA	370	$10,641
Denmark 4.1%
A P Moller - Maersk A/S - Class B	9	14,516
France 8.4%
AtoS SE	144	15,142
Compagnie Generale des Etablissements Michelin	127	14,090
		29,232
Germany 16.4%
Bayerische Motoren Werke AG	118	10,948
Daimler AG	147	10,929
Deutsche Lufthansa AG	747	9,624
RTL Group SA	145	10,598
Siemens AG	126	15,487
		57,586
Italy 9.6%
Assicurazioni Generali SpA	671	9,946
Enel SpA	2,861	12,574
Italgas SpA (a)	452	1,781
Snam Rete Gas SpA	2,245	9,250
		33,551
Netherlands 4.1%
Koninklijke Philips Electronics NV	472	14,434
Portugal 3.0%
Energias de Portugal SA	3,413	10,388
Spain 6.9%
Endesa SA (b)	614	12,992
Gas Natural SDG SA	588	11,072
		24,064
Sweden 8.6%
Lundin Petroleum AB (a)	822	17,807
Nordea Bank AB	1,096	12,147
		29,954
Switzerland 9.2%
Kuehne & Nagel International AG	87	11,553
Novartis AG	138	10,037
Swisscom AG	24	10,655
		32,245
United Kingdom 23.6%
Babcock International Group Plc	808	9,472
BAE Systems Plc	1,611	11,721
Centrica Plc	3,760	10,830
easyJet Plc	460	5,685
Fresnillo Plc	1,122	16,660
G4S Plc	3,581	10,351
Marks & Spencer Group Plc	1,831	7,887
National Grid Plc	864	10,090
		82,696
Total Common Stocks (cost $354,403)		339,307
PREFERRED STOCKS 2.8%
Switzerland 2.8%
Lindt & Spruengli AG (c)	2	9,862
Total Preferred Stocks (cost $10,474)		9,862
Total Investments 99.7% (cost $364,877)		349,169
Other Assets and Liabilities, Net 0.3%		951
Total Net Assets 100.0%		$350,120

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 95.9%
Australia 19.4%
AGL Energy Ltd.	517	$8,230
Amcor Ltd.	697	7,498
Computershare Ltd.	800	7,182
Dexus Property Group	1,247	8,652
Qantas Airways Ltd.	2,284	5,471
QBE Insurance Group Ltd.	747	6,672
		43,705
Hong Kong 9.1%
AIA Group Ltd.	1,142	6,396
BOC Hong Kong Holdings Ltd.	2,242	7,983
Techtronic Industries Co.	1,674	5,990
		20,369
Japan 46.9%
Bridgestone Corp.	197	7,095
Concordia Financial Group Ltd.	1,104	5,315
Credit Saison Co. Ltd.	345	6,134
Idemitsu Kosan Co. Ltd.	408	10,830
JX Holdings Inc.	1,557	6,578
Kuraray Co. Ltd.	556	8,333
Mizuho Financial Group Inc.	3,331	5,979
NHK Spring Co. Ltd.	683	6,491
Nissan Motor Co. Ltd.	646	6,484
ORIX Corp.	476	7,405
Sekisui House Ltd.	400	6,646
Shimizu Corp.	824	7,521
Sompo Holdings Inc.	206	6,957
Toyota Motor Corp.	109	6,379
Toyota Tsusho Corp.	287	7,449
		105,596
New Zealand 7.6%
Fletcher Building Ltd.	1,353	9,941
Spark New Zealand Ltd.	3,013	7,131
		17,072
Singapore 12.9%
DBS Group Holdings Ltd.	587	6,999
Oversea-Chinese Banking Corp. Ltd.	1,105	6,788
United Overseas Bank Ltd.	501	7,041
Wilmar International Ltd.	3,293	8,135
		28,963
Total Common Stocks (cost $203,384)		215,705
INVESTMENT COMPANIES 3.6%
United States of America 3.6%
Vanguard MSCI Pacific ETF	140	8,161
Total Investment Companies (cost $8,400)		8,161
Total Investments 99.5% (cost $211,784)		223,866
Other Assets and Liabilities, Net 0.5%		1,212
Total Net Assets 100.0%		$225,078

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital S&P 500 Index Fund *
COMMON STOCKS 98.6%
Consumer Discretionary 11.9%
Amazon.com Inc. (a)	129	$97,026
Comcast Corp. - Class A	786	54,249
Home Depot Inc.	400	53,650
McDonald's Corp.	273	33,224
Walt Disney Co.	481	50,100
Other Securities		475,992
		764,241
Consumer Staples 9.2%
Altria Group Inc.	637	43,083
Coca-Cola Co.	1,270	52,642
PepsiCo Inc.	469	49,090
Philip Morris International Inc.	509	46,564
Procter & Gamble Co.	878	73,818
Wal-Mart Stores Inc.	494	34,175
Other Securities		292,246
		591,618
Energy 7.4%
Chevron Corp.	619	72,905
Exxon Mobil Corp.	1,361	122,813
Schlumberger Ltd.	456	38,318
Other Securities		242,703
		476,739
Financials 14.9%
Bank of America Corp.	3,318	73,321
Bank of New York Mellon Corp. (b)	349	16,550
Berkshire Hathaway Inc. - Class B (a)	623	101,544
Citigroup Inc.	936	55,637
Goldman Sachs Group Inc.	121	29,091
JPMorgan Chase & Co.	1,175	101,374
Synchrony Financial	259	9,408
Wells Fargo & Co.	1,486	81,867
Other Securities		482,762
		951,554
Health Care 13.4%
AbbVie Inc. (c)	532	33,319
Amgen Inc.	245	35,764
Bristol-Myers Squibb Co.	548	32,040
Celgene Corp. (a)	254	29,438
Gilead Sciences Inc.	432	30,906
Johnson & Johnson	895	103,070
Medtronic Plc	452	32,196
Merck & Co. Inc.	904	53,213
Pfizer Inc.	1,991	64,673
UnitedHealth Group Inc.	311	49,810
Other Securities		396,288
		860,717
Industrials 10.2%
3M Co.	198	35,275
Boeing Co.	190	29,565
General Electric Co.	2,905	91,802
Honeywell International Inc.	250	28,915
Union Pacific Corp.	272	28,245
Other Securities		437,574
		651,376
	Shares/Par†	Value
Information Technology 20.5%
Alphabet Inc. - Class A (a)	97	76,974
Alphabet Inc. - Class C (a)	97	75,146
Apple Inc.	1,751	202,779
Cisco Systems Inc.	1,644	49,675
Facebook Inc. - Class A (a)	768	88,335
Intel Corp.	1,555	56,395
International Business Machines Corp. (c)	284	47,224
MasterCard Inc. - Class A	314	32,391
Microsoft Corp.	2,552	158,561
Oracle Corp.	985	37,880
QUALCOMM Inc.	484	31,584
Visa Inc. - Class A (c)	613	47,840
Other Securities		408,856
		1,313,640
Materials 2.8%
Other Securities		178,661
Real Estate 2.6%
Other Securities		168,367
Telecommunication Services 2.6%
AT&T Inc. (c)	2,011	85,530
Verizon Communications Inc.	1,338	71,405
Other Securities		10,817
		167,752
Utilities 3.1%
Other Securities		199,213
Total Common Stocks (cost $4,837,417)		6,323,878
SHORT TERM INVESTMENTS 3.6%
Investment Companies 1.1%
JNL Money Market Fund, 0.34% (b) (d)	69,051	69,051
Securities Lending Collateral 2.4%
Repurchase Agreement with DUB, 1.05% (Collateralized by various publicly traded domestic equities with a value of $11,116) acquired on 12/15/16, due 01/03/17 at $10,006 (e)	10,000	10,000
Repurchase Agreement with MLP, 0.98% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 11/21/16, due 02/21/17 at $115,288 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.50% (b) (d)	27,331	27,331
		152,331
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (f)	8,515	8,506
Total Short Term Investments (cost $229,888)		229,888
Total Investments 102.2% (cost $5,067,305)		6,553,766
Other Derivative Instruments (0.0)%		(348)
Other Assets and Liabilities, Net (2.2)%		(143,215)
Total Net Assets 100.0%		$6,410,203

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or portion of the security was on loan.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital S&P 500 Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Future	762	March 2017	86,044	$(348)	$(845)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital S&P 400 MidCap Index Fund *
COMMON STOCKS 98.2%
Consumer Discretionary 11.1%
Domino's Pizza Inc.	77	$12,193
Other Securities		279,877
		292,070
Consumer Staples 4.2%
Edgewell Personal Care Co. (a)	94	6,830
Energizer Holdings Inc.	98	4,350
Ingredion Inc.	115	14,310
WhiteWave Foods Co. (a)	281	15,629
Other Securities		70,390
		111,509
Energy 3.9%
Other Securities		102,236
Financials 16.8%
Alleghany Corp. (a)	24	14,896
East West Bancorp Inc.	229	11,627
Everest Re Group Ltd.	65	14,127
MSCI Inc.	150	11,827
New York Community Bancorp Inc.	773	12,296
Raymond James Financial Inc.	200	13,860
Reinsurance Group of America Inc.	102	12,792
Signature Bank (a)	85	12,796
SVB Financial Group (a)	83	14,178
Other Securities		323,152
		441,551
Health Care 7.4%
Align Technology Inc. (a)	119	11,477
Idexx Laboratories Inc. (a)	142	16,657
ResMed Inc. (b)	223	13,851
Teleflex Inc.	70	11,260
Other Securities		140,950
		194,195
Industrials 14.6%
AO Smith Corp.	235	11,139
Carlisle Cos. Inc.	103	11,309
Huntington Ingalls Industries Inc.	74	13,673
IDEX Corp.	121	10,880
JetBlue Airways Corp. (a)	514	11,517
Wabtec Corp.	143	11,870
Other Securities		313,613
		384,001
Information Technology 17.3%
Advanced Micro Devices Inc. (a)	1,207	13,690
Ansys Inc. (a)	138	12,797
Broadridge Financial Solutions Inc.	189	12,554
Cadence Design Systems Inc. (a)	458	11,538
CDK Global Inc.	238	14,217
Computer Sciences Corp.	223	13,241
Gartner Inc. (a)	131	13,250
Jack Henry & Associates Inc.	125	11,063
Leidos Holdings Inc.	226	11,538
Synopsys Inc. (a)	240	14,132
	Shares/Par†	Value
Trimble Inc. (a)	399	12,015
Other Securities		314,746
		454,781
Materials 7.2%
Ashland Global Holdings Inc.	99	10,807
Packaging Corp. of America	149	12,680
RPM International Inc.	211	11,372
Steel Dynamics Inc.	387	13,764
Valspar Corp.	116	11,989
Other Securities		128,780
		189,392
Real Estate 10.3%
Alexandria Real Estate Equities Inc.	126	14,026
Camden Property Trust	139	11,661
Duke Realty Corp.	564	14,977
Kilroy Realty Corp.	146	10,711
Regency Centers Corp.	166	11,431
Other Securities		206,542
		269,348
Telecommunication Services 0.2%
Other Securities		4,230
Utilities 5.2%
Atmos Energy Corp.	165	12,218
UGI Corp.	275	12,665
Westar Energy Inc.	225	12,672
Other Securities		99,893
		137,448
Total Common Stocks (cost $2,159,789)		2,580,761
SHORT TERM INVESTMENTS 4.8%
Investment Companies 1.6%
JNL Money Market Fund, 0.34% (c) (d)	40,957	40,957
Securities Lending Collateral 3.1%
Repurchase Agreement with DUB, 1.05% (Collateralized by various publicly traded domestic equities with a value of $16,673) acquired on 12/15/16, due 01/03/17 at $15,008 (e)	15,000	15,000
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	66,358	66,358
		81,358
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (f)	3,025	3,022
Total Short Term Investments (cost $125,337)		125,337
Total Investments 103.0% (cost $2,285,126)		2,706,098
Other Derivative Instruments (0.0)%		(194)
Other Assets and Liabilities, Net (3.0)%		(78,691)
Total Net Assets 100.0%		$2,627,213

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital S&P 400 MidCap Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Future	283	March 2017	47,348	$(194)	$(395)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Small Cap Index Fund *
COMMON STOCKS 98.3%
Consumer Discretionary 13.8%
Drew Industries Inc.	78	$8,356
Other Securities		312,394
		320,750
Consumer Staples 2.8%
B&G Foods Inc.	209	9,171
Other Securities		56,353
		65,524
Energy 3.5%
PDC Energy Inc. (a)	176	12,766
US Silica Holdings Inc.	225	12,762
Other Securities		55,217
		80,745
Financials 18.0%
Columbia Banking System Inc.	185	8,249
Community Bank System Inc.	140	8,627
Evercore Partners Inc. - Class A	122	8,404
First Financial Bankshares Inc. (b)	208	9,414
Glacier Bancorp Inc.	242	8,770
Great Western Bancorp Inc.	187	8,139
Home Bancshares Inc.	389	10,813
Hope Bancorp Inc.	401	8,768
Pinnacle Financial Partners Inc.	137	9,477
ProAssurance Corp.	168	9,426
Selective Insurance Group Inc.	182	7,853
Sterling Bancorp	412	9,638
Texas Capital Bancshares Inc. (a)	154	12,093
United Bankshares Inc. (b)	254	11,741
Wintrust Financial Corp.	163	11,815
Other Securities		275,601
		418,828
Health Care 11.2%
Cantel Medical Corp.	114	9,008
Chemed Corp.	51	8,195
Integra LifeSciences Holdings Corp. (a)	94	8,092
Masimo Corp. (a)	139	9,336
Medidata Solutions Inc. (a)	172	8,553
Neogen Corp. (a)	120	7,889
Other Securities		209,401
		260,474
Industrials 18.1%
Hawaiian Holdings Inc. (a)	168	9,603
Healthcare Services Group Inc.	228	8,950
John Bean Technologies Corp.	92	7,905
Tetra Tech Inc.	181	7,818
WageWorks Inc. (a)	115	8,368
Other Securities		378,112
		420,756
Information Technology 14.9%
Blackbaud Inc.	150	9,589
CACI International Inc. - Class A (a)	77	9,530
Cardtronics Plc - Class A (a)	144	7,853

	Shares/Par†	Value
Coherent Inc. (a)	77	10,533
MKS Instruments Inc.	169	10,033
Sanmina Corp. (a)	233	8,546
Take-Two Interactive Software Inc. (a)	271	13,353
TiVo Corp. (a)	378	7,904
Other Securities		267,560
		344,901
Materials 6.3%
AK Steel Holding Corp. (a)	980	10,007
Balchem Corp.	100	8,372
Chemours Co.	571	12,623
Other Securities		114,879
		145,881
Real Estate 6.0%
Acadia Realty Trust	254	8,302
Coresite Realty Corp.	107	8,498
Geo Group Inc.	237	8,500
Other Securities		113,272
		138,572
Telecommunication Services 1.2%
Other Securities		28,451
Utilities 2.5%
Allete Inc.	156	9,992
Avista Corp.	201	8,036
South Jersey Industries Inc.	251	8,446
Spire Inc.	144	9,289
Other Securities		21,595
		57,358
Total Common Stocks (cost $1,811,699)		2,282,240
RIGHTS 0.0%
Other Securities		154
Total Rights (cost $154)		154
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 7.7%
Investment Companies 1.5%
JNL Money Market Fund, 0.34% (c) (d)	34,709	34,709
Securities Lending Collateral 6.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	140,778	140,778
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (e)	2,290	2,288
Total Short Term Investments (cost $177,775)		177,775
Total Investments 106.0% (cost $1,989,628)		2,460,169
Other Derivative Instruments (0.0)%		(177)
Other Assets and Liabilities, Net (6.0)%		(139,067)
Total Net Assets 100.0%		$2,320,925

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital Small Cap Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	588	March 2017	40,413	$(177)	$(520)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital International Index Fund *
COMMON STOCKS 97.1%
Australia 7.2%
Australia & New Zealand Banking Group Ltd.	532	$11,645
BHP Billiton Ltd.	586	10,503
Commonwealth Bank of Australia (a)	312	18,537
National Australia Bank Ltd. (a)	482	10,656
Westpac Banking Corp. (a)	608	14,271
Other Securities		96,318
		161,930
Austria 0.2%
Other Securities		4,427
Belgium 1.2%
Anheuser-Busch InBev NV	139	14,702
Other Securities		11,539
		26,241
China 0.1%
Other Securities		3,010
Denmark 1.6%
Novo Nordisk A/S - Class B	349	12,516
Other Securities		23,793
		36,309
Finland 0.9%
Other Securities		21,296
France 9.4%
AXA SA	355	8,949
BNP Paribas SA	193	12,295
LVMH Moet Hennessy Louis Vuitton SE (a)	51	9,715
Sanofi SA	211	17,076
Total SA	409	21,001
Other Securities		144,045
		213,081
Germany 8.5%
Allianz SE	83	13,760
BASF SE	168	15,527
Bayer AG	151	15,714
Covestro AG	12	847
Daimler AG	176	13,040
Deutsche Telekom AG	589	10,107
SAP SE	179	15,507
Siemens AG	140	17,081
Other Securities		91,200
		192,783
Hong Kong 2.9%
AIA Group Ltd.	2,198	12,312
Hang Seng Bank Ltd.	140	2,604
Other Securities		51,589
		66,505
Ireland 0.5%
Other Securities		11,516
Israel 0.7%
Other Securities		14,558
Italy 1.8%
Other Securities		41,451
Japan 23.6%
Chugai Pharmaceutical Co. Ltd.	41	1,179
Hino Motors Ltd.	44	447
Honda Motor Co. Ltd.	298	8,694
Mitsubishi UFJ Financial Group Inc.	2,324	14,333
Nippon Telegraph & Telephone Corp.	124	5,236
NTT Data Corp.	22	1,048
NTT DoCoMo Inc.	252	5,730
SoftBank Group Corp.	175	11,600
Sumitomo Mitsui Financial Group Inc.	245	9,331
Toyota Motor Corp.	486	28,522
Other Securities		447,780
		533,900
Jersey 0.1%
Other Securities		1,282
	Shares/Par†	Value
Luxembourg 0.3%
Other Securities		5,921
Macau 0.1%
Other Securities		2,315
Malta 0.0%
Other Securities		28
Netherlands 5.3%
ING Groep NV	707	9,958
NN Group NV	56	1,910
Royal Dutch Shell Plc - Class A	786	21,701
Royal Dutch Shell Plc - Class B	683	19,616
Unilever NV - CVA	297	12,214
Other Securities		54,965
		120,364
New Zealand 0.2%
Other Securities		3,763
Norway 0.7%
Other Securities		14,653
Portugal 0.1%
Other Securities		3,245
Singapore 1.2%
Other Securities		26,997
Spain 3.0%
Banco Santander SA	2,662	13,849
Other Securities		54,672
		68,521
Sweden 2.8%
Other Securities		62,202
Switzerland 8.8%
Nestle SA	566	40,536
Novartis AG	407	29,582
Roche Holding AG	128	29,172
UBS Group AG	668	10,439
Other Securities		88,985
		198,714
United Kingdom 15.8%
AstraZeneca Plc	231	12,597
Barclays Plc	3,085	8,465
BP Plc	3,398	21,286
British American Tobacco Plc	340	19,258
Diageo Plc	459	11,918
GlaxoSmithKline Plc	888	17,058
HSBC Holdings Plc	3,608	29,108
Lloyds Banking Group Plc	11,680	8,969
Prudential Plc (b)	470	9,377
Reckitt Benckiser Group Plc	116	9,814
Rio Tinto Plc	226	8,626
Shire Plc	164	9,366
Unilever Plc	234	9,477
Vodafone Group Plc	4,845	11,923
Other Securities		170,432
		357,674
United States of America 0.1%
Other Securities		1,557
Total Common Stocks (cost $2,132,817)		2,194,243
PREFERRED STOCKS 0.7%
Germany 0.5%
Other Securities		11,739
Italy 0.1%
Other Securities		1,106
Switzerland 0.1%
Other Securities		2,345
Total Preferred Stocks (cost $14,766)		15,190
RIGHTS 0.0%
Spain 0.0%
Other Securities		76
Total Rights (cost $75)		76

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
OTHER EQUITY INTERESTS 0.0%
Austria 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.9%
JNL Money Market Fund, 0.34% (b) (c)	41,870	41,870
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (b) (c)	31,278	31,278
	Shares/Par†	Value
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (d)	3,140	3,137
Total Short Term Investments (cost $76,285)		76,285
Total Investments 101.2% (cost $2,223,943)		2,285,794
Other Derivative Instruments (0.0)%		(685)
Other Assets and Liabilities, Net (1.2)%		(25,646)
Total Net Assets 100.0%		$2,259,463

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(d) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Mellon Capital International Index Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index Future	49	March 2017	AUD	6,760	$(35)	$99
Euro Stoxx 50 Future	551	March 2017	EUR	17,791	92	276
FTSE 100 Index Future	148	March 2017	GBP	10,144	(4)	360
Tokyo Price Index Future	97	March 2017	JPY	1,451,952	25	182
					$78	$917

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	03/15/17	AUD	4,960	$3,573	$(147)
AUD/USD	CSI	03/15/17	AUD	138	99	(4)
AUD/USD	SCB	03/15/17	AUD	966	696	(3)
AUD/USD	SCB	03/15/17	AUD	420	303	2
EUR/USD	BCL	03/15/17	EUR	13,380	14,135	(163)
EUR/USD	BMO	03/15/17	EUR	589	622	7
EUR/USD	CIT	03/15/17	EUR	1,979	2,091	30
EUR/USD	CSI	03/15/17	EUR	128	135	1
EUR/USD	SCB	03/15/17	EUR	64	68	—
EUR/USD	SGA	03/15/17	EUR	32	34	—
GBP/USD	NSI	03/15/17	GBP	3,132	3,867	(122)
GBP/USD	SCB	03/15/17	GBP	139	171	(2)
GBP/USD	SCB	03/15/17	GBP	490	605	6
GBP/USD	SGA	03/15/17	GBP	1,182	1,459	(3)
GBP/USD	UBS	03/15/17	GBP	5,265	6,501	(206)
JPY/USD	BMO	03/15/17	JPY	61,360	527	3
JPY/USD	CSI	03/15/17	JPY	482,622	4,144	(70)
JPY/USD	GSC	03/15/17	JPY	139,320	1,196	12
JPY/USD	RBC	03/15/17	JPY	15,375	132	(2)
JPY/USD	RBC	03/15/17	JPY	15,350	132	1
JPY/USD	SCB	03/15/17	JPY	589,872	5,065	(89)
JPY/USD	SCB	03/15/17	JPY	31,030	266	1
USD/AUD	RBC	03/15/17	AUD	(424)	(305)	(1)
USD/EUR	SCB	03/15/17	EUR	(980)	(1,036)	(8)
USD/GBP	BMO	03/15/17	GBP	(774)	(956)	(7)
USD/JPY	SGA	03/15/17	JPY	(123,320)	(1,059)	1
					$42,465	$(763)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Bond Index Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,004
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	500	500
Series 2016-A4-A4, 1.33%, 08/15/19	700	690
Citibank Credit Card Issuance Trust
Series 2014-A8-A8, 1.73%, 04/09/18	1,000	1,004
Series 2014-A1-A1, 2.88%, 01/21/21	300	307
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	518
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	716
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	408
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	499
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	700
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	513
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	521
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	403
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	496
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,006
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	781
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	969
Other Securities		7,061
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,294)		18,243
CORPORATE BONDS AND NOTES 26.2%
Consumer Discretionary 2.2%
Charter Communications Operating LLC
3.58%, 07/23/20	500	510
4.91%, 07/23/25	640	674
6.48% - 6.83%, 10/23/45 - 10/23/55	410	476
Home Depot Inc.
2.00% - 3.00%, 06/15/19 - 04/01/26	1,110	1,108
5.88%, 12/16/36	600	757
3.50%, 09/15/56	200	175
Other Securities		21,244
		24,944
Consumer Staples 1.6%
Anheuser-Busch Cos. Inc.
6.45%, 09/01/37	500	637
Anheuser-Busch InBev Worldwide Inc.
2.50% - 4.38%, 02/15/21 - 07/15/22	500	509
Diageo Capital Plc
1.13%, 04/29/18	750	745
Diageo Investment Corp.
8.00%, 09/15/22	100	125
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	785
PepsiCo Inc.
3.10%, 07/17/22	500	513
4.45%, 04/14/46	180	191
3.45%, 10/06/46	90	82
Other Securities		15,096
		18,683
Energy 3.0%
Burlington Resources Finance Co.
7.20%, 08/15/31	100	129
Conoco Funding Co.
7.25%, 10/15/31	75	96
ConocoPhillips Co.
6.65%, 07/15/18	75	80
6.00%, 01/15/20	650	717
4.15%, 11/15/34	200	195
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	251
	Shares/Par†	Value
Devon Energy Corp.
4.00%, 07/15/21	750	774
National Oilwell Varco Inc.
2.60%, 12/01/22	750	694
Noble Energy Inc.
3.90%, 11/15/24	750	755
Pemex Project Funding Master Trust
5.75%, 03/01/18	157	162
6.63%, 06/15/35	150	148
Petroleos Mexicanos
6.00%, 03/05/20	500	527
5.50%, 01/21/21	700	720
6.88%, 08/04/26 (a)	300	316
6.50%, 03/13/27 (a)	180	186
5.50% - 5.63%, 06/27/44 - 01/23/46	850	706
6.75%, 09/21/47 (a)	120	113
Total Capital Canada Ltd.
2.75%, 07/15/23	300	297
Total Capital International SA
2.10%, 06/19/19	750	753
Other Securities		26,226
		33,845
Financials 8.4%
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	757
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	300
1.90% - 2.65%, 02/01/19 - 02/01/21	1,015	1,018
3.65%, 02/01/26	975	988
4.70% - 4.90%, 02/01/36 - 02/01/46	1,072	1,141
Bank of America Corp.
2.60%, 01/15/19	900	907
2.25% - 5.65%, 05/01/18 - 01/22/25	2,050	2,123
4.20%, 08/26/24	750	763
4.25%, 10/22/26	750	758
6.11%, 01/29/37	500	585
Bank of America NA
6.00%, 10/15/36	250	301
Bank One Corp.
8.00%, 04/29/27	200	261
Capital One Bank USA NA
2.30%, 06/05/19	500	501
Capital One Financial Corp.
3.50%, 06/15/23	550	552
Citigroup Inc.
2.40%, 02/18/20	850	848
2.90%, 12/08/21	250	249
4.50%, 01/14/22	1,250	1,331
1.70% - 5.50%, 04/27/18 - 09/13/25	1,200	1,242
3.20%, 10/21/26	780	745
4.13% - 5.88%, 07/25/28 - 01/30/42	739	825
Credit Suisse AG
3.00% - 3.63%, 10/29/21 - 09/09/24	750	755
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	991
4.88%, 05/15/45	250	256
GE Capital International Funding Co.
2.34% - 3.37%, 11/15/20 - 11/15/25	1,000	1,007
4.42%, 11/15/35	350	366
General Electric Capital Corp.
5.50%, 01/08/20	700	767
2.20% - 4.38%, 01/09/20 - 05/15/24	1,150	1,201
6.88%, 01/10/39	600	845
Goldman Sachs Group Inc.
5.95% - 6.15%, 01/18/18 - 04/01/18	600	629
2.55% - 5.38%, 01/31/19 - 10/21/25	2,475	2,571
3.75%, 05/22/25	1,000	1,001
6.75%, 10/01/37	650	801
4.75%, 10/21/45	230	242
HSBC Finance Corp.
6.68%, 01/15/21	300	337
HSBC Holdings Plc
2.95% - 5.10%, 03/08/21 - 03/14/24	1,095	1,123
7.63%, 05/17/32	650	841

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.10%, 01/14/42	300	372
HSBC USA Inc.
1.63%, 01/16/18	750	749
JPMorgan Chase & Co.
6.00%, 01/15/18	750	782
1.70%, 03/01/18	750	750
2.30% - 6.30%, 04/23/19 - 01/23/25	3,655	3,723
3.38%, 05/01/23	750	747
5.60%, 07/15/41	500	597
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	550	585
Morgan Stanley
6.63%, 04/01/18	500	529
2.13%, 04/25/18	1,000	1,004
4.00%, 07/23/25	750	768
2.80% - 6.25%, 06/16/20 - 08/09/26	1,200	1,292
4.35%, 09/08/26	650	662
6.38%, 07/24/42	300	385
Synchrony Financial
4.25%, 08/15/24	250	254
Wells Fargo & Co.
1.50%, 01/16/18	500	499
2.55% - 4.60%, 12/07/20 - 06/03/26	2,340	2,363
3.00%, 10/23/26	500	475
5.61%, 01/15/44	750	848
4.90% - 5.38%, 02/07/35 - 11/17/45	500	540
4.75%, 12/07/46	200	202
Other Securities		47,842
		95,896
Health Care 2.7%
Amgen Inc.
3.63%, 05/22/24	250	254
2.60%, 08/19/26	1,030	946
4.66%, 06/15/51 (a)	808	779
Biogen Inc.
2.90%, 09/15/20	660	668
4.05%, 09/15/25	140	144
Gilead Sciences Inc.
1.95% - 4.40%, 09/01/20 - 03/01/27	790	794
3.65%, 03/01/26	750	759
4.15% - 4.80%, 04/01/44 - 03/01/47	550	557
Other Securities		25,642
		30,543
Industrials 1.5%
General Electric Co.
2.70%, 10/09/22	250	250
Other Securities		16,823
		17,073
Information Technology 2.1%
Apple Inc.
2.10% - 3.45%, 05/06/19 - 08/04/26	2,170	2,156
4.65%, 02/23/46	695	749
Other Securities		20,733
		23,638
Materials 0.8%
Other Securities		9,544
Real Estate 0.8%
Other Securities		8,760
Telecommunication Services 1.3%
AT&T Inc.
2.40%, 03/15/17	500	501
2.30% - 3.40%, 03/11/19 - 05/15/25	1,535	1,521
4.50%, 05/15/35	950	916
4.35% - 6.35%, 03/15/40 - 02/15/47	1,160	1,146
4.50%, 03/09/48	656	591
GTE Corp.
6.84%, 04/15/18	250	265
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	606
Verizon Communications Inc.
2.45%, 11/01/22 (b)	500	482
1.75% - 5.15%, 09/15/20 - 09/15/23	1,350	1,378
6.00%, 04/01/41	600	688
	Shares/Par†	Value
4.86%, 08/21/46	1,250	1,264
4.67% - 5.01%, 08/21/54 - 03/15/55	800	768
Other Securities		4,475
		14,601
Utilities 1.8%
Other Securities		20,749
Total Corporate Bonds And Notes (cost $294,351)		298,276
GOVERNMENT AND AGENCY OBLIGATIONS 71.9%
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	356	364
Series A1-K714, REMIC, 2.08%, 12/25/19	187	188
Series A2-K012, REMIC, 4.18%, 12/25/20 (c)	600	645
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,062
Series A2-K017, REMIC, 2.87%, 12/25/21	360	369
Series A1-K032, REMIC, 3.02%, 02/25/23	231	237
Series A2-K032, REMIC, 3.31%, 05/25/23 (c)	550	575
Series A2-K033, REMIC, 3.06%, 07/25/23 (c)	500	515
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,038
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,027
Series A2-K047, REMIC, 3.33%, 05/25/25	500	517
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.51%, 04/25/23 (c)	642	633
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (c)	327	334
		7,504
Mortgage-Backed Securities 28.4%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/18	1	1
3.00% - 5.00%, 05/01/18 - 03/01/27	4,131	4,296
TBA, 2.50% - 3.50%, 02/15/31 - 01/15/47 (d)	3,400	3,455
2.50% - 4.00%, 12/01/31 - 01/01/47	3,116	3,149
2.39% - 5.86%, 01/01/37 - 10/01/43 (c)	249	253
2.00% - 6.50%, 06/01/27 - 07/01/46	66,992	69,296
TBA, 3.00%, 02/15/46 (d)	1,300	1,288
2.47%, 09/01/46 (c)	73	74
TBA, 3.00%, 01/15/47 (d)	5,450	5,408
Federal National Mortgage Association
4.50% - 6.00%, 01/01/17 - 04/01/18	43	44
2.50% - 6.00%, 05/01/18 - 03/01/27	5,519	5,753
3.50%, 03/01/26	197	205
TBA, 2.50% - 5.00%, 01/15/31 - 02/15/47 (d)	4,100	4,139
2.00% - 7.50%, 04/01/27 - 09/01/46	101,871	105,603
2.00% - 5.00%, 02/01/31 - 12/01/46	6,173	6,345
2.17% - 3.59%, 08/01/40 - 01/01/46 (c)	847	871
TBA, 3.00%, 01/15/47 (d)	8,050	7,991
TBA, 3.50%, 01/15/47 (d)	9,350	9,577
Government National Mortgage Association
3.50% - 4.50%, 12/15/24 - 05/15/26	278	293
2.50% - 4.00%, 08/20/27 - 11/20/46	2,450	2,540
2.50% - 8.50%, 04/15/27 - 05/20/46	56,008	59,167
2.13% - 3.00%, 07/20/40 - 12/20/45 (c)	499	512
TBA, 3.50%, 01/15/46 (d)	15,600	16,205
TBA, 2.50% - 4.50%, 02/15/46 - 02/15/47 (d)	2,100	2,111
TBA, 3.00%, 01/15/47 (d)	12,475	12,622
TBA, 3.50%, 02/15/47 (d)	1,500	1,556
		322,754
Municipal 1.0%
Other Securities		11,034
Sovereign 4.0%
Mexico Government International Bond
3.50% - 3.60%, 01/21/21 - 01/30/25	1,130	1,136
4.60% - 8.30%, 08/15/31 - 01/23/46	1,606	1,683
Other Securities		42,831
		45,650
U.S. Government Agency Obligations 2.2%
Federal Home Loan Bank
1.25%, 01/16/19 (e)	400	400
1.65%, 01/06/20 (d) (e)	200	200
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18 (e)	1,300	1,298

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
1.13% - 3.75%, 03/27/19 - 01/13/22 (e)	4,530	4,531
6.25% - 6.75%, 09/15/29 - 07/15/32 (e)	1,080	1,489
Federal National Mortgage Association
0.88%, 02/08/18 (e)	750	749
0.88% - 2.63%, 04/30/18 - 09/06/24 (e)	6,700	6,671
0.00%, 10/09/19 (e) (f)	680	645
6.63% - 7.25%, 05/15/30 - 11/15/30 (e)	1,171	1,657
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56	500	625
Other Securities		6,809
		25,074
U.S. Treasury Securities 35.6%
U.S. Treasury Bond
6.00% - 8.50%, 08/15/19 - 02/15/26	6,960	8,803
3.63%, 08/15/43	2,570	2,844
3.75%, 11/15/43	3,250	3,677
3.63%, 02/15/44	2,865	3,169
3.13%, 08/15/44	2,975	3,004
3.00%, 11/15/44	3,360	3,312
2.50% - 6.13%, 11/15/27 - 05/15/46	36,093	38,133
3.00%, 05/15/45	2,730	2,687
2.25%, 08/15/46 (b)	2,075	1,740
2.88% - 4.75%, 02/15/37 - 11/15/46	1,565	1,730
U.S. Treasury Note
0.75% - 2.88%, 01/31/18 - 03/31/18	12,456	12,506
1.00%, 03/15/18	2,670	2,671
1.00%, 05/31/18	2,990	2,989
1.50%, 08/31/18	2,824	2,841
0.75% - 2.25%, 09/30/18 - 12/31/23	15,240	15,172
1.50%, 12/31/18	3,425	3,444
0.75%, 02/15/19	2,650	2,623
1.50%, 02/28/19	3,240	3,257
1.00%, 03/15/19	3,395	3,376
1.63%, 06/30/19	3,320	3,344
0.63% - 3.75%, 04/15/18 - 11/15/25	172,893	172,619
1.63%, 07/31/19	3,600	3,624
3.63%, 08/15/19	2,530	2,677
3.63%, 02/15/20	2,815	2,994
3.50%, 05/15/20	2,550	2,709
1.75%, 10/31/20	2,800	2,803
2.63%, 11/15/20	3,638	3,757
1.38%, 01/31/21	3,030	2,979
1.13%, 02/28/21	3,660	3,558
1.25%, 03/31/21	2,900	2,831
2.25%, 04/30/21	2,635	2,679
1.13%, 06/30/21	3,650	3,529
2.00%, 11/15/21	2,680	2,685
1.00% - 1.75%, 11/30/18 - 11/30/21 (b)	4,870	4,785
1.75%, 03/31/22	2,885	2,844
	Shares/Par†	Value
2.13%, 06/30/22	3,000	3,007
1.75%, 09/30/22	3,000	2,940
1.63%, 11/15/22	3,365	3,271
2.13%, 12/31/22	2,750	2,745
1.50%, 02/28/23	2,930	2,815
1.63%, 04/30/23	3,900	3,768
1.75%, 05/15/23	3,520	3,424
1.38%, 08/31/23	3,500	3,312
1.63%, 10/31/23	3,000	2,883
2.75%, 11/15/23	3,990	4,117
2.13%, 11/30/23 (b)	3,000	2,976
2.50%, 05/15/24	5,364	5,437
2.00%, 02/15/25	5,000	4,860
2.00%, 08/15/25	4,345	4,203
1.63%, 02/15/26	6,005	5,602
1.63%, 05/15/26	4,010	3,733
1.50%, 08/15/26	5,055	4,642
2.00%, 11/15/26 (b)	3,250	3,122
		405,252
Total Government And Agency Obligations (cost $821,160)		817,268
SHORT TERM INVESTMENTS 6.7%
Investment Companies 5.6%
JNL Money Market Fund, 0.34% (g) (h)	63,519	63,519
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (g) (h)	12,602	12,602
Total Short Term Investments (cost $76,121)		76,121
Total Investments 106.4% (cost $1,209,926)		1,209,908
Total Forward Sales Commitments (0.3)% (proceeds $3,703)		(3,693)
Other Assets and Liabilities, Net (6.1)%		(68,565)
Total Net Assets 100.0%		$1,137,650

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $3,832 and 0.3%, respectively.

(b) All or portion of the security was on loan.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $64,535.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/32 (a)	(200)	$(209)
TBA, 4.50%, 01/15/32 (a)	(120)	(123)
TBA, 5.00%, 01/15/32 (a)	(150)	(153)
Federal National Mortgage Association
TBA, 4.50%, 01/15/32 (a)	(100)	(103)
TBA, 4.50%, 01/15/47 (a)	(175)	(188)
Government National Mortgage Association
TBA, 3.50%, 01/15/47 (a)	(200)	(208)
TBA, 4.50%, 01/15/47 (a)	(450)	(480)
TBA, 5.50%, 01/15/47 (a)	(2,000)	(2,229)
Total Government And Agency Obligations (proceeds $3,703)		(3,693)
Total Forward Sales Commitments (0.3%) (proceeds $3,703)		$(3,693)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $3,703.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.9%
Utilities 99.9%
8Point3 Energy Partners LP - Class A	2	$30
AES Corp.	69	797
Allete Inc.	5	307
Alliant Energy Corp.	24	896
Ameren Corp.	25	1,309
American Electric Power Co. Inc.	51	3,204
American States Water Co.	4	173
American Water Works Co. Inc.	18	1,324
Aqua America Inc.	18	545
Atmos Energy Corp.	11	802
Avista Corp.	6	256
Black Hills Corp.	6	337
California Water Service Group	5	165
Calpine Corp. (a)	36	412
CenterPoint Energy Inc.	42	1,035
Chesapeake Utilities Corp.	2	107
CMS Energy Corp.	29	1,196
Connecticut Water Services Inc.	1	66
Consolidated Edison Inc.	32	2,323
Dominion Resources Inc.	65	4,984
DTE Energy Co.	18	1,819
Duke Energy Corp.	71	5,540
Dynegy Inc. (a)	11	91
Edison International	34	2,429
El Paso Electric Co.	4	202
Empire District Electric Co.	4	149
Entergy Corp.	18	1,350
Eversource Energy	33	1,805
Exelon Corp.	95	3,381
FirstEnergy Corp.	44	1,359
Great Plains Energy Inc.	22	590
Hawaiian Electric Industries Inc.	11	371
IDACORP Inc.	5	422
MDU Resources Group Inc.	19	555
MGE Energy Inc.	3	226
Middlesex Water Co.	2	69
National Fuel Gas Co.	8	426
New Jersey Resources Corp.	9	310
NextEra Energy Inc.	48	5,717
NextEra Energy Partners LP	6	142
NiSource Inc.	33	729
Northwest Natural Gas Co.	3	178
NorthWestern Corp.	5	286
NRG Energy Inc.	33	402
NRG Yield Inc. - Class A	3	50
NRG Yield Inc. - Class C	7	107
OGE Energy Corp.	21	693
ONE Gas Inc.	5	337
Ormat Technologies Inc.	4	213
Otter Tail Corp.	4	148
Pattern Energy Group Inc. - Class A	7	129
PG&E Corp.	52	3,171
Pinnacle West Capital Corp.	12	906
PNM Resources Inc.	8	284
Portland General Electric Co.	9	401
PPL Corp.	70	2,391
Public Service Enterprise Group Inc.	52	2,300
SCANA Corp.	14	1,033
Sempra Energy	25	2,474
SJW Corp.	1	79
South Jersey Industries Inc.	8	283
Southern Co.	101	4,988
Southwest Gas Corp.	5	378
Spire Inc.	5	311
TerraForm Global Inc. - Class A	9	36
TerraForm Power Inc. - Class A (a) (b)	5	68
UGI Corp.	18	828
Unitil Corp.	1	67
Vectren Corp.	8	442
WEC Energy Group Inc.	33	1,905
Westar Energy Inc.	15	827
	Shares/Par†	Value
WGL Holdings Inc.	5	393
Xcel Energy Inc.	53	2,142
York Water Co.	1	42
Total Common Stocks (cost $73,367)		76,242
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.0%
JNL Money Market Fund, 0.34% (c) (d)	48	48
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	70	70
Total Short Term Investments (cost $118)		118
Total Investments 100.0% (cost $73,485)		76,360
Other Assets and Liabilities, Net (0.0)%		(37)
Total Net Assets 100.0%		$76,323

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Morgan Stanley Mid Cap Growth Fund
COMMON STOCKS 96.1%
Consumer Discretionary 20.6%
Chipotle Mexican Grill Inc. (a)	3	$1,120
Dollar Tree Inc. (a)	45	3,498
Dunkin' Brands Group Inc.	75	3,915
Marriott International Inc. - Class A	62	5,092
Michael Kors Holdings Ltd. (a)	47	2,016
Tesla Motors Inc. (a)	29	6,146
Under Armour Inc. - Class C (a)	42	1,052
		22,839
Financials 9.7%
LendingClub Corp. (a) (b)	212	1,115
MSCI Inc.	49	3,838
S&P Global Inc.	55	5,866
		10,819
Health Care 21.5%
Alnylam Pharmaceuticals Inc. (a) (b)	7	265
athenahealth Inc. (a) (b)	59	6,198
DexCom Inc. (a)	19	1,112
Illumina Inc. (a)	45	5,791
Intrexon Corp. (a) (b)	18	431
Intuitive Surgical Inc. (a)	10	6,207
Juno Therapeutics Inc. (a) (b)	7	140
Veeva Systems Inc. - Class A (a)	92	3,755
		23,899
Industrials 10.6%
IHS Markit Ltd. (a)	111	3,945
TransDigm Group Inc.	16	4,009
Verisk Analytics Inc. (a)	47	3,842
		11,796
Information Technology 31.7%
Activision Blizzard Inc.	30	1,085
Atlassian Corp. Plc - Class A (a)	44	1,057
Flipkart Ltd. (a) (c) (d) (e)	11	539
Gartner Inc. (a)	34	3,442
MercadoLibre Inc.	14	2,127
Mobileye NV (a)	16	624
Nvidia Corp.	40	4,320
ServiceNow Inc. (a)	50	3,751
	Shares/Par†	Value
Splunk Inc. (a)	70	3,570
SurveyMonkey Inc. (c) (d) (e)	41	265
Twitter Inc. (a)	288	4,699
Workday Inc. - Class A (a)	82	5,447
Zillow Group Inc. - Class A (a) (b)	39	1,421
Zillow Group Inc. - Class C (a) (b)	79	2,866
		35,213
Materials 2.0%
Martin Marietta Materials Inc.	10	2,253
Total Common Stocks (cost $109,868)		106,819
PREFERRED STOCKS 0.3%
Information Technology 0.3%
Dropbox Inc. - Series C (a) (c) (d) (e)	25	222
Dropbox Inc. - Series A-1 (a) (c) (d) (e) (f)	5	39
Total Preferred Stocks (cost $523)		261
SHORT TERM INVESTMENTS 8.1%
Investment Companies 3.7%
JNL Money Market Fund, 0.34% (g) (h)	4,104	4,104
Securities Lending Collateral 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (h)	4,898	4,898
Total Short Term Investments (cost $9,002)		9,002
Total Investments 104.5% (cost $119,393)		116,082
Other Assets and Liabilities, Net (4.5)%		(4,960)
Total Net Assets 100.0%		$111,122

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Dropbox Inc. - Series C	01/30/14	$483	$222	0.2%
Dropbox Inc. - Series A-1	05/02/12	40	39	—
Flipkart Ltd.	01/07/13	245	539	0.5
SurveyMonkey Inc.	11/26/14	679	265	0.3
		$1,447	$1,065	1.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL Multi-Manager Alternative Fund * (a)
COMMON STOCKS 44.4%
Consumer Discretionary 7.3%
Cabela's Inc. (b) (c)	83	$4,859
Harman International Industries Inc. (c)	53	5,849
Jarden Corp. (b) (d) (e) (f)	56	3,293
Media General Inc. (b) (c)	127	2,394
Naspers Ltd. - Class N	35	5,063
Time Warner Inc. (g)	33	3,185
WPP Plc (c)	134	2,976
Other Securities		30,847
		58,466
Consumer Staples 2.4%
Reynolds American Inc. (g)	82	4,568
Other Securities		14,785
		19,353
Energy 3.6%
Chesapeake Energy Corp. (b)	72	505
CONSOL Energy Inc.	102	1,861
FMC Technologies Inc. (b)	97	3,458
Gazprom OAO - ADR	92	463
Rosneft OAO - GDR	41	268
Other Securities		22,576
		29,131
Financials 8.5%
American Capital Ltd. (b) (c)	291	5,223
American International Group Inc.	58	3,819
Aon Plc - Class A	30	3,358
Bank of America Corp.	149	3,286
Citigroup Inc.	54	3,193
Endurance Specialty Holdings Ltd.	62	5,770
EverBank Financial Corp.	164	3,188
Leucadia National Corp.	124	2,876
Other Securities		37,324
		68,037
Health Care 4.0%
St. Jude Medical Inc. (c)	87	6,960
Other Securities		24,679
		31,639
Industrials 4.5%
Arconic Inc.	110	2,041
BE Aerospace Inc.	63	3,778
United Technologies Corp.	35	3,855
Other Securities		26,513
		36,187
Information Technology 9.2%
Advanced Micro Devices Inc. (b) (c)	195	2,216
Alphabet Inc. - Class A (b)	2	1,262
Alphabet Inc. - Class C (b)	3	2,113
Linear Technology Corp.	88	5,482
Microsoft Corp.	46	2,842
NXP Semiconductors NV (b) (g)	61	5,977
Oracle Corp.	115	4,432
Yahoo! Inc. (b) (c)	213	8,230
Other Securities		41,168
		73,722
Materials 4.1%
Syngenta AG - ADR	72	5,722
Other Securities		27,417
		33,139
Real Estate 0.4%
Other Securities		3,489
Telecommunication Services 0.3%
Deutsche Telekom AG (c)	108	1,860
Other Securities		854
		2,714
Utilities 0.1%
Other Securities		744
Total Common Stocks (cost $338,032)		356,621
	Shares/Par†	Value
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.1%
Other Securities		466
Consumer Staples 0.1%
Other Securities		850
Energy 0.0%
Other Securities		149
Real Estate 0.1%
Other Securities		1,077
Total Preferred Stocks (cost $2,500)		2,542
WARRANTS 0.0%
Other Securities		7
Total Warrants (cost $69)		7
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 5.76%, 07/25/25 (h) (i)	180	193
Series 2016-1M2-C04, 5.01%, 01/25/29 (h) (i)	260	270
Other Securities		3,433
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,888)		3,896
CORPORATE BONDS AND NOTES 25.6%
Consumer Discretionary 4.5%
DISH DBS Corp.
4.25%, 04/01/18	965	989
7.88%, 09/01/19	50	56
6.75%, 06/01/21	50	54
DISH Network Corp.
3.38%, 08/15/26 (c) (i) (j)	1,990	2,265
LIN Television Corp.
5.88%, 11/15/22	532	541
Numericable - SFR SA
7.38%, 05/01/26 (i)	1,004	1,025
Numericable Group SA
6.00%, 05/15/22 (i)	410	421
6.25%, 05/15/24 (i)	200	201
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	380	416
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (i)	925	950
UPC Holding BV
6.75%, 03/15/23, CHF	450	480
Other Securities		28,945
		36,343
Consumer Staples 0.2%
Reynolds American Inc.
5.85%, 08/15/45	180	213
Other Securities		1,669
		1,882
Energy 3.6%
Chesapeake Energy Corp.
4.88%, 04/15/22	80	73
5.75%, 03/15/23	80	75
8.00%, 01/15/25 (i)	150	153
5.50%, 09/15/26 (c) (i) (j)	2,367	2,562
CONSOL Energy Inc.
5.88%, 04/15/22	900	882
8.00%, 04/01/23	500	513
Green Plains Inc.
3.25%, 10/01/18 (j)	1,964	2,826
4.13%, 09/01/22 (c) (i) (j)	1,152	1,364
Petroleos Mexicanos
6.38%, 01/23/45	390	355
Other Securities		20,209
		29,012
Financials 4.7%
Altice Financing SA
6.63%, 02/15/23 (i)	200	206
BAC Capital Trust XIV
4.00%, (callable at 100 beginning 02/08/17) (k)	1,540	1,209
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (k)	300	300

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
4.25%, 10/22/26	280	283
5.00%, 01/21/44	200	219
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (k)	2,030	2,005
4.60%, 03/09/26	210	217
4.45%, 09/29/27	200	203
8.13%, 07/15/39	51	76
5.30%, 05/06/44	170	183
4.65%, 07/30/45	133	140
Starwood Property Trust Inc.
3.75%, 10/15/17 (c) (j)	3,213	3,289
4.55%, 03/01/18 (c) (j)	853	929
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 02/23/17) (k)	2,035	1,997
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (k)	221	232
3.55%, 09/29/25	250	249
4.30%, 07/22/27	290	298
4.65%, 11/04/44	140	138
4.40%, 06/14/46	180	172
Other Securities		25,754
		38,099
Health Care 3.4%
Wright Medical Group Inc.
2.00%, 02/15/20 (c) (j)	1,364	1,421
Wright Medical Group NV
2.25%, 11/15/21 (c) (i) (j)	1,206	1,504
Other Securities		24,283
		27,208
Industrials 2.0%
Navistar International Corp.
4.50%, 10/15/18 (j)	74	73
4.75%, 04/15/19 (j)	2,066	2,041
8.25%, 11/01/21	800	808
Other Securities		12,708
		15,630
Information Technology 2.9%
Advanced Micro Devices Inc.
2.13%, 09/01/26 (j)	2,126	3,352
Microsoft Corp.
3.70%, 08/08/46	210	197
Yahoo! Inc.
0.00%, 12/01/18 (c) (j) (l)	853	843
Other Securities		18,563
		22,955
Materials 1.7%
AK Steel Corp.
5.00%, 11/15/19 (c) (j)	1,492	3,076
Cemex SAB de CV
3.75%, 03/15/18 (j)	2,146	2,408
3.72%, 03/15/20 (j) (m)	1,864	1,994
RTI International Metals Inc.
1.63%, 10/15/19 (c) (j)	853	882
Other Securities		5,460
		13,820
Real Estate 1.0%
Starwood Waypoint Residential Trust
4.50%, 10/15/17 (c) (j)	1,826	1,946
3.00%, 07/01/19 (c) (j)	1,275	1,390
Other Securities		4,307
		7,643
Telecommunication Services 1.3%
Altice Finco SA
9.88%, 12/15/20 (i)	1,960	2,068
MetroPCS Wireless Inc.
6.25%, 04/01/21	100	104
T-Mobile USA Inc.
5.25%, 09/01/18	900	914
Virgin Media Finance Plc
6.00%, 10/15/24 (i)	200	206
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (i)	1,190	1,187
4.88%, 01/15/27, GBP	333	402
	Shares/Par†	Value
Other Securities		5,435
		10,316
Utilities 0.3%
Other Securities		2,046
Total Corporate Bonds And Notes (cost $198,075)		204,954
VARIABLE RATE SENIOR LOAN INTERESTS 7.3% (h)
Consumer Discretionary 2.6%
Other Securities		20,834
Consumer Staples 0.1%
Other Securities		734
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.50%, 08/25/21	301	327
Other Securities		3,182
		3,509
Financials 0.7%
Altice US Finance I Corp.
Term Loan B, 3.88%, 01/21/25	510	515
Other Securities		5,233
		5,748
Health Care 0.7%
Other Securities		5,965
Industrials 0.4%
Other Securities		3,063
Information Technology 0.4%
Other Securities		3,641
Materials 0.6%
Other Securities		4,452
Real Estate 0.1%
Other Securities		494
Telecommunication Services 1.3%
Virgin Media Investment Holdings Ltd.
Term Loan E, 4.25%, 06/30/23, GBP	1,000	1,235
Other Securities		8,955
		10,190
Total Variable Rate Senior Loan Interests (cost $58,600)		58,630
GOVERNMENT AND AGENCY OBLIGATIONS 7.4%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2013-M2-DN2, 5.01%, 11/25/23 (h)	440	465
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/47 (n)	100	102
Sovereign 2.9%
Brazil Government International Bond
4.25%, 01/07/25	210	196
5.00%, 01/27/45	1,850	1,501
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	2,499	739
10.00%, 01/01/23, BRL	1,730	500
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,140	4,473
5.00%, 09/01/40, EUR	860	1,251
3.25%, 09/01/46, EUR (i)	980	1,104
Mexico Bonos
7.75%, 11/23/34, MXN	4,400	210
7.75%, 11/13/42, MXN	108,250	5,144
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	3,570
Other Securities		4,589
		23,277
Treasury Inflation Indexed Securities 0.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (o)	1,652	1,662
Other Securities		1,720
		3,382
U.S. Treasury Securities 4.0%
U.S. Treasury Bond
3.00%, 05/15/45	15,610	15,364

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.00%, 11/15/45	9,290	9,142
U.S. Treasury Note
0.63%, 02/15/17 (c)	5,000	5,001
1.38%, 09/30/23	380	359
2.25%, 12/31/23	2,580	2,578
		32,444
Total Government And Agency Obligations (cost $62,624)		59,670
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 0.9%
Lyxor UCITS ETF STOXX Europe 600 Banks (b)	150	3,143
Lyxor UCITS ETF STOXX Europe 600 Food & Beverage (b)	28	2,010
Lyxor UCITS ETF STOXX Europe 600 Telecommunication (b)	52	2,025
Total Investment Companies (cost $7,130)		7,178
SHORT TERM INVESTMENTS 19.5%
Investment Companies 19.2%
JNL Money Market Fund, 0.34% (p) (q)	153,800	153,800
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (q)	2,418	2,418
Total Short Term Investments (cost $156,218)		156,218
Total Investments 105.9% (cost $827,136)		849,716
Total Securities Sold Short (15.2)% (proceeds $115,095)		(121,647)
Total Purchased Options 0.1% (cost $474)		440
Other Derivative Instruments 0.3%		2,224
Other Assets and Liabilities, Net 8.9%		71,801
Total Net Assets 100.0%		$802,534

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Shares subject to merger appraisal rights.

(g) All or a portion of the security is subject to a written call option.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $58,766 and 7.3%, respectively.

(j) Convertible security.

(k) Perpetual security.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or portion of the security was on loan.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $102.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (15.2%)
COMMON STOCKS (13.9%)
Consumer Discretionary (2.1%)
Adidas AG	(5)	$(716)
Ascent Capital Group Inc. - Class A	(4)	(60)
CalAtlantic Group Inc.	(26)	(894)
Carriage Services Inc.	(38)	(1,091)
Cie Financiere Richemont SA	(6)	(428)
Coach Inc.	(7)	(235)
Ctrip.com International Ltd. - ADR	(3)	(112)
DISH Network Corp. - Class A	(30)	(1,727)
Eldorado Resorts Inc.	(22)	(373)
Iconix Brand Group Inc.	(21)	(197)
LGI Homes Inc.	(32)	(912)
Liberty Braves Group - Class A	(1)	(22)
Liberty Media Group - Class A	(3)	(79)
Liberty SiriusXM Group - Class A	(10)	(349)
Live Nation Inc.	(11)	(292)
M/I Homes Inc.	(26)	(651)
Marriott International Inc. - Class A	(12)	(966)
Meritage Homes Corp.	(1)	(40)
Nexstar Broadcasting Group Inc. - Class A	(16)	(1,006)
Priceline Group Inc.	(1)	(1,425)
Publicis Groupe SA	(19)	(1,313)
Shutterfly Inc.	(11)	(549)
Sirius XM Holdings Inc.	(519)	(2,310)
Tesla Motors Inc.	—	(103)
Toll Brothers Inc.	(2)	(51)
Vitamin Shoppe Inc.	(9)	(210)
William Lyon Homes - Class A	(20)	(380)
		(16,491)
Consumer Staples (0.4%)
British American Tobacco Plc - ADR	(7)	(815)
Bunge Ltd.	(6)	(453)
L'Oreal SA	(5)	(892)
Svenska Cellulosa AB - Class B	(16)	(442)
Wal-Mart Stores Inc.	(12)	(795)
		(3,397)
	Shares/Par†	Value
Energy (1.4%)
Aegean Marine Petroleum Network Inc.	(78)	(791)
Chesapeake Energy Corp.	(223)	(1,566)
Ensco Plc - Class A	(60)	(582)
Green Plains Renewable Energy Inc.	(112)	(3,130)
Idemitsu Kosan Co. Ltd.	(29)	(771)
Koninklijke Vopak NV	(18)	(844)
Renewable Energy Group Inc.	(45)	(438)
SM Energy Co.	(21)	(713)
Sunoco Logistics Partners LP	(78)	(1,885)
Weatherford International Plc	(143)	(716)
		(11,436)
Financials (1.4%)
AmTrust Financial Services Inc.	(27)	(737)
Ares Capital Corp.	(141)	(2,321)
Ashmore Group Ltd.	(224)	(780)
Banc of California Inc.	(46)	(791)
Canadian Imperial Bank of Commerce	(6)	(461)
CBOE Holdings Inc.	(7)	(513)
Colony Capital Inc. - Class A	(141)	(2,863)
Cowen Group Inc. - Class A	(51)	(787)
Element Financial Corp.	(50)	(467)
Encore Capital Group Inc.	(16)	(450)
PRA Group Inc.	(9)	(335)
Redwood Trust Inc.	(12)	(180)
Starwood Property Trust Inc.	(25)	(545)
		(11,230)
Health Care (2.0%)
Abbott Laboratories	(76)	(2,900)
Aceto Corp.	(15)	(326)
Allscripts-Misys Healthcare Solutions Inc.	(7)	(74)
AMAG Pharmaceuticals Inc.	(20)	(710)
Amgen Inc.	(6)	(848)
Amicus Therapeutics Inc.	(55)	(275)
Baxter International Inc.	(19)	(847)
BioMarin Pharmaceutical Inc.	(9)	(733)
Brookdale Senior Living Inc.	(3)	(40)
Clovis Oncology Inc.	(10)	(439)
Emergent BioSolutions Inc.	(23)	(762)
HealthSouth Corp.	(10)	(429)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Hologic Inc.	(7)	(298)
Idexx Laboratories Inc.	(7)	(815)
Innoviva Inc.	(41)	(442)
Insulet Corp.	(10)	(384)
Intercept Pharmaceuticals Inc.	(3)	(349)
Medicines Co.	(13)	(446)
Merck & Co. Inc.	(14)	(818)
Nipro Corp.	(17)	(180)
NuVasive Inc.	(9)	(599)
PDL BioPharma Inc.	(160)	(339)
PTC Therapeutics Inc.	(13)	(140)
Quidel Corp.	(10)	(210)
Sanofi SA	(13)	(1,089)
Sucampo Pharmaceuticals Inc. - Class A	(12)	(166)
Wright Medical Group NV	(70)	(1,608)
		(16,266)
Industrials (1.6%)
Aerojet Rocketdyne Holdings Inc.	(8)	(140)
Altra Holdings Inc.	(40)	(1,461)
AO Smith Corp.	(11)	(540)
Arconic Inc.	(13)	(233)
BAE Systems Plc	(75)	(544)
Boeing Co.	(6)	(887)
C.H. Robinson Worldwide Inc.	(9)	(658)
Dycom Industries Inc.	(4)	(346)
Experian Plc	(26)	(512)
Fraport AG Frankfurt Airport Services Worldwide	(14)	(812)
Greenbrier Cos. Inc.	(34)	(1,401)
Griffon Corp.	(28)	(721)
Huron Consulting Group Inc.	(5)	(268)
JB Hunt Transport Services Inc.	(10)	(936)
Lockheed Martin Corp.	(2)	(600)
Mirait Holdings Corp.	(8)	(75)
Navistar International Corp.	(17)	(535)
Pitney Bowes Inc.	(3)	(44)
Rockwell Collins Inc.	(13)	(1,218)
Trinity Industries Inc.	(18)	(487)
Wabash National Corp.	(31)	(498)
WW Grainger Inc.	(1)	(161)
		(13,077)
Information Technology (3.2%)
Advanced Micro Devices Inc.	(238)	(2,696)
Alibaba Group Holding Ltd. - ADS	(76)	(6,721)
Analog Devices Inc.	(20)	(1,482)
Blackhawk Network Holdings Inc.	(9)	(355)
Blucora Inc.	(4)	(60)
Bottomline Technologies Inc.	(13)	(323)
BroadSoft Inc.	(20)	(825)
Cornerstone OnDemand Inc.	(4)	(158)
Corning Inc.	(19)	(454)
CSG Systems International Inc.	(15)	(728)
Cypress Semiconductor Corp.	(42)	(478)
Facebook Inc. - Class A	(5)	(564)
Ingenico	(6)	(510)
Inphi Corp.	(9)	(396)

	Shares/Par†	Value
InterDigital Inc.	(5)	(415)
International Business Machines Corp.	(4)	(643)
j2 Global Inc.	(4)	(305)
Knowles Corp.	(53)	(883)
Proofpoint Inc.	(4)	(284)
Tencent Holdings Ltd.	(173)	(4,190)
TiVo Corp.	(13)	(267)
Viavi Solutions Inc.	(10)	(79)
VMware Inc. - Class A	(16)	(1,268)
WebMD Health Corp.	(16)	(761)
Workday Inc. - Class A	(5)	(340)
Yahoo! Inc.	(5)	(195)
Yahoo! Japan Corp.	(75)	(286)
Zillow Group Inc. - Class C	(7)	(266)
		(25,932)
Materials (1.1%)
Air Products & Chemicals Inc.	(3)	(446)
AK Steel Holding Corp.	(245)	(2,504)
Anglo American Plc	(26)	(373)
Boliden AB	(39)	(1,021)
Cemex SAB de CV - ADR	(198)	(1,592)
EI du Pont de Nemours & Co.	(33)	(2,404)
Teck Resources Ltd. - Class B	(4)	(76)
TerraVia Holdings Inc.	(96)	(110)
		(8,526)
Real Estate (0.5%)
American Homes For Rent - Class A	(48)	(1,016)
Care Capital Properties Inc.	—	(3)
Colony Starwood Homes	(53)	(1,514)
Forest City Realty Trust Inc. - Class A	(51)	(1,072)
Pennsylvania REIT	(4)	(82)
Ventas Inc.	—	(28)
		(3,715)
Telecommunication Services (0.1%)
AT&T Inc.	(3)	(115)
KDDI Corp.	(23)	(571)
		(686)
Utilities (0.1%)
Great Plains Energy Inc.	(31)	(842)
Total Common Stocks (proceeds $105,486)		(111,598)
CORPORATE BONDS AND NOTES (0.1%)
Industrials (0.1%)
Air Lease Corp.
3.88%, 12/01/18 (a)	(238)	(322)
Total Corporate Bonds And Notes (proceeds $288)		(322)
INVESTMENT COMPANIES (1.2%)
iShares MSCI Emerging Markets ETF	(47)	(1,652)
iShares Nasdaq Biotechnology Index Fund	(5)	(1,221)
PowerShares QQQ Trust	(20)	(2,396)
SPDR S&P 500 ETF Trust	(19)	(4,180)
VanEck Vectors Gold Miners ETF	(13)	(278)
Total Investment Companies (proceeds $9,321)		(9,727)
Total Securities Sold Short (15.2%) (proceeds $115,095)		$(121,647)

(a) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.2%
Australia	—
Belgium	0.5
Bermuda	0.2
Brazil	0.5
Canada	2.3
Cayman Islands	0.2
China	0.4
Colombia	0.3
Denmark	0.1
Ecuador	—
Finland	0.2
France	2.5
Germany	1.7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Greece	0.3
Indonesia	0.1
Ireland	0.7
Israel	0.1
Italy	1.7
Japan	1.0
Jersey	0.3
Luxembourg	0.9
Mexico	1.1
Netherlands	2.4
Norway	0.1
Panama	0.1
Russian Federation	0.9
South Africa	0.7
Spain	0.2
Switzerland	1.7
United Arab Emirates	—
United Kingdom	3.7
United States of America	74.9
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Berry Petroleum Co., 0.00%, 11/01/20	03/16/16	$7	$26	—%
Compiler Finance Sub Inc., 7.00%, 05/01/21	04/30/15	33	18	—
Esterline Technologies Corp.	07/09/15	1,234	1,370	0.2
Nexeo Solutions Inc.	12/07/16	838	889	0.1
Sanchez Energy Corp., 6.13%, 01/15/23	08/26/15	61	76	—
WL Ross Holding Corp.	06/09/16	71	57	—
WLRS Fund I LLC	06/09/16	46	39	—
		$2,290	$2,475	0.3%

The following schedules reflect the derivative investments for JNL Multi-Manager Alternative Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Future	(182)	March 2017		(45,023)	$(2)	$(4)
90-Day Eurodollar Future	13	June 2017		3,210	—	1
90-Day Eurodollar Future	141	March 2018		34,770	5	(98)
90-Day Eurodollar Future	47	December 2018		11,606	4	(91)
Australia Commonwealth Treasury Bond Future, 10-Year	34	March 2017	AUD	4,331	4	8
Australian Dollar Future	(40)	March 2017		(2,990)	(3)	109
British Pound Future	(9)	March 2017		(717)	(5)	22
Canadian Dollar Future	60	March 2017		4,547	14	(82)
Euro FX Currency Future	(17)	March 2017		(2,270)	(11)	23
Euro-Bobl Future	42	March 2017	EUR	5,586	(4)	27
Euro-BTP Future	17	March 2017	EUR	2,277	(5)	25
Euro-Bund Future	(236)	March 2017	EUR	(38,443)	117	(303)
Euro-Buxl Future	(19)	March 2017	EUR	(3,278)	52	(17)
Japanese Government Bond Future, 10-Year	(6)	March 2017	JPY	(900,595)	—	(7)
Japanese Yen Future	12	March 2017		1,287	1	3
Mexican Peso Future	51	March 2017		1,236	3	(13)
U.K. Long Gilt Future	(38)	March 2017	GBP	(4,693)	2	(110)
U.S. Treasury Long Bond Future	400	March 2017		59,849	305	414
U.S. Treasury Note Future, 10-Year	(12)	March 2017		(1,497)	(4)	6
U.S. Treasury Note Future, 10-Year	(619)	March 2017		(77,084)	(210)	154
U.S. Treasury Note Future, 5-Year	899	March 2017		105,836	148	(56)
U.S. Treasury Note Future, 5-Year	(5)	March 2017		(590)	(1)	1
Ultra 10-Year U.S. Treasury Note Future	(13)	March 2017		(1,737)	(8)	(6)
Ultra Long Term U.S. Treasury Bond Future	9	March 2017		1,435	9	7
					$411	$13

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.90%	11/30/22		42,851	$(95)	$401
3-Month LIBOR	Receiving	1.50%	05/15/23		3,968	(10)	147
3-Month LIBOR	Receiving	1.27%	05/15/23		16,384	(40)	841
3-Month LIBOR	Receiving	1.74%	05/23/26		8,820	(38)	446
3-Month LIBOR	Receiving	1.74%	05/27/26		5,500	(24)	279
3-Month LIBOR	Receiving	1.58%	06/13/26		1,320	(6)	85
3-Month LIBOR	Receiving	1.74%	11/15/41		6,160	(54)	1,035
3-Month LIBOR	Receiving	1.93%	02/15/42		3,040	(28)	401
3-Month LIBOR	Receiving	2.59%	11/04/45		2,940	(32)	15
3-Month LIBOR	Paying	0.77%	02/26/18		13,560	1	(71)
3-Month LIBOR	Paying	0.91%	06/27/18		12,410	2	(75)
3-Month LIBOR	Paying	1.14%	10/17/19		6,520	3	(90)
3-Month LIBOR	Paying	1.34%	06/01/21		11,010	13	(266)
3-Month LIBOR	Paying	1.19%	06/13/21		1,330	2	(41)
3-Month LIBOR	Paying	1.22%	06/27/21		5,710	7	(172)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.02%	09/20/23	JPY	1,027,290	3	58
6-Month British Bankers' Association Yen LIBOR	Receiving	0.64%	05/09/46	JPY	60,900	2	32
						$(294)	$3,025

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
CDX.NA.HY.27	5.00%	12/20/21	660	$(41)	$—	$—
				$(41)	$—	$—
Credit default swap agreements - sell protection[3]
CDX.NA.IG.27	1.00%	12/20/21	(1,450)	$22	$—	$5
iTraxx Europe Crossover Series 24	5.00%	12/20/20	(652)	66	1	(1)
iTraxx Europe Crossover Series 25	5.00%	06/20/21	(650)	65	1	8
				$153	$2	$12

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bund Future	(6)	EUR	161.00	01/27/17	$—	$3
Euro-Bund Future	(6)	EUR	162.00	01/27/17	—	1
Euro-Bund Future	203	EUR	172.00	01/27/17	—	(5)
Euro-Bund Future	(9)	EUR	162.00	01/27/17	3	(15)
					$3	$(16)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	131.00	01/27/17	29	$1
10-Year U.S. Treasury Note Future	Call	134.50	01/27/17	10	—
10-Year U.S. Treasury Note Future	Call	134.00	01/27/17	381	—
10-Year U.S. Treasury Note Future	Call	133.50	01/27/17	29	—
10-Year U.S. Treasury Note Future	Call	134.00	01/27/17	435	—
10-Year U.S. Treasury Note Future	Call	135.50	01/27/17	3	—
10-Year U.S. Treasury Note Future	Call	123.00	01/27/17	6	9
10-Year U.S. Treasury Note Future	Call	123.00	01/27/17	6	9
10-Year U.S. Treasury Note Future	Call	135.00	01/27/17	23	—
10-Year U.S. Treasury Note Future	Call	137.00	02/24/17	150	—
30 Day Federal Funds Future	Call	99.44	01/31/17	26	—
5-Year U.S. Treasury Note Future	Call	123.25	01/27/17	10	—
5-Year U.S. Treasury Note Future	Call	121.50	01/27/17	40	—
5-Year U.S. Treasury Note Future	Call	121.50	01/27/17	44	—
5-Year U.S. Treasury Note Future	Call	121.50	01/27/17	4	—
5-Year U.S. Treasury Note Future	Put	111.75	01/27/17	6	—
5-Year U.S. Treasury Note Future	Put	112.00	01/27/17	148	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price		Expiration	Notional1/ Contracts†	Value
5-Year U.S. Treasury Note Future	Put		111.50	01/27/17	10	—
5-Year U.S. Treasury Note Future	Put		111.00	01/27/17	659	5
5-Year U.S. Treasury Note Future	Put		112.25	01/27/17	61	1
Australian Dollar Future	Call		0.88	03/03/17	10	—
Australian Dollar Future	Call		0.88	03/03/17	7	—
Australian Dollar Future	Call		0.88	03/03/17	8	—
Australian Dollar Future	Call		0.88	03/03/17	3	—
Australian Dollar Future	Call		0.88	03/03/17	9	—
Canadian Dollar Future	Call		0.74	02/03/17	3	3
Canadian Dollar Future	Call		0.74	02/03/17	3	3
Canadian Dollar Future	Put		0.71	01/06/17	57	—
Japanese Government Bond Future, 10-Year	Call	JPY	152.50	01/31/17	2	—
Japanese Government Bond Future, 10-Year	Call	JPY	152.50	01/31/17	3	—
Japanese Yen Future	Put		0.85	03/03/17	6	10
Japanese Yen Future	Put		0.85	03/03/17	1	2
Japanese Yen Future	Put		0.94	03/03/17	3	31
U.S. Treasury Long Bond Future	Call		172.00	01/27/17	50	—
U.S. Treasury Long Bond Future	Call		175.00	01/27/17	51	—
U.S. Treasury Long Bond Future	Put		128.00	01/27/17	114	—
U.S. Treasury Long Bond Future	Put		127.00	01/27/17	21	—
U.S. Treasury Long Bond Future	Put		127.00	01/27/17	69	—
U.S. Treasury Long Bond Future	Put		132.00	01/27/17	14	—
U.S. Treasury Long Bond Future	Put		131.00	01/27/17	62	—
U.S. Treasury Long Bond Future	Put		124.00	01/27/17	88	—
						$75
Index Options
Russell 2000 Index	Put		1,350.00	01/20/17	27	$50
S&P 500 Index	Call		2,250.00	02/28/17	61	226
						$276
Options on Securities
Altra Industrial Motion Corp.	Call		40.00	01/20/17	4	$—
Altra Industrial Motion Corp.	Call		40.00	01/20/17	43	2
Ashland Global Holdings Inc.	Put		100.00	01/20/17	9	—
Ashland Global Holdings Inc.	Put		100.00	01/20/17	10	—
CalAtlantic Group Inc.	Call		35.00	03/17/17	29	5
Cemex SAB de CV	Call		9.00	01/20/17	54	—
Cemex SAB de CV	Call		9.00	01/20/17	92	—
Cemex SAB de CV	Call		9.00	01/20/17	78	—
Cemex SAB de CV	Call		9.00	01/20/17	194	1
Cypress Semiconductor Corp.	Call		12.00	01/20/17	42	1
Cypress Semiconductor Corp.	Call		12.00	01/20/17	42	1
Cypress Semiconductor Corp.	Call		12.00	01/20/17	45	1
DISH Network Corp.	Call		62.50	01/20/17	45	3
DISH Network Corp.	Call		62.50	01/20/17	36	2
DISH Network Corp.	Call		62.50	01/20/17	40	2
Green Plains Inc.	Call		27.00	01/20/17	82	12
Green Plains Inc.	Call		27.00	01/20/17	38	6
Green Plains Inc.	Call		27.00	01/20/17	8	1
Intercept Pharmaceuticals Inc.	Call		130.00	03/17/17	17	7
Rockwell Collins Inc.	Call		100.00	01/20/17	27	2
Teck Resources Ltd.	Call		26.00	02/17/17	21	—
Teck Resources Ltd.	Call		26.00	02/17/17	20	—
Teck Resources Ltd.	Call		26.00	02/17/17	21	—
Teck Resources Ltd.	Call		26.00	02/17/17	22	—
VanEck Vectors Gold Miners ETF	Call		25.00	06/16/17	92	10
VanEck Vectors Gold Miners ETF	Call		25.00	06/16/17	90	10
VanEck Vectors Gold Miners ETF	Call		25.00	06/16/17	47	5
						$71

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†	Value
Foreign Currency Options
Mexican Peso versus USD	GSC	Put	MXN	20.06	03/29/17	1,030,000	$11
Mexican Peso versus USD	GSC	Put	MXN	20.33	01/27/17	1,030,000	7
							$18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	12	$(10)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	13	(11)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	5	(4)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	4	(3)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	2	(2)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	4	(2)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	10	(8)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	5	(4)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	126.00	01/27/17	13	(2)
10-Year U.S. Treasury Note Future	Call	123.50	01/27/17	2	(2)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	1	(1)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	5	(4)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	2	(2)
10-Year U.S. Treasury Note Future	Call	124.00	01/27/17	1	(1)
10-Year U.S. Treasury Note Future	Call	125.50	01/27/17	12	(3)
10-Year U.S. Treasury Note Future	Call	126.50	01/27/17	5	—
10-Year U.S. Treasury Note Future	Call	125.50	01/27/17	13	(3)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	1	—
10-Year U.S. Treasury Note Future	Call	125.50	01/27/17	13	(3)
10-Year U.S. Treasury Note Future	Call	126.00	01/27/17	4	(1)
10-Year U.S. Treasury Note Future	Call	126.00	01/27/17	13	(2)
10-Year U.S. Treasury Note Future	Call	126.00	01/27/17	4	(1)
10-Year U.S. Treasury Note Future	Call	126.50	01/27/17	5	—
10-Year U.S. Treasury Note Future	Call	126.50	01/27/17	5	—
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	5	(3)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	5	(3)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	124.50	01/27/17	2	(1)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	125.00	01/27/17	7	(3)
10-Year U.S. Treasury Note Future	Call	126.00	02/24/17	13	(5)
10-Year U.S. Treasury Note Future	Call	126.00	02/24/17	13	(5)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	125.00	02/24/17	19	(13)
10-Year U.S. Treasury Note Future	Call	125.00	02/24/17	6	(4)
10-Year U.S. Treasury Note Future	Call	126.00	02/24/17	13	(5)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	126.00	02/24/17	13	(5)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	1	—
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	12	(2)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	7	(1)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.00	02/24/17	13	(3)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	10	(2)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	13	(2)
10-Year U.S. Treasury Note Future	Call	127.50	02/24/17	7	(1)
10-Year U.S. Treasury Note Future	Put	123.00	01/27/17	3	(1)
10-Year U.S. Treasury Note Future	Put	124.00	01/27/17	3	(2)
10-Year U.S. Treasury Note Future	Put	123.00	01/27/17	5	(1)
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	10	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	6	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	1	—
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	4	—
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	7	(1)
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	12	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	3	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	3	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	10	—
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	6	(2)
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	2	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	2	—
5-Year U.S. Treasury Note Future	Call	120.00	01/27/17	2	—
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	2	—
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.50	01/27/17	6	(3)
5-Year U.S. Treasury Note Future	Call	117.50	01/27/17	7	(3)
5-Year U.S. Treasury Note Future	Call	117.50	01/27/17	6	(3)
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	3	(1)
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	7	(1)
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	6	(1)
5-Year U.S. Treasury Note Future	Call	118.50	01/27/17	6	(1)
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	6	(2)
5-Year U.S. Treasury Note Future	Call	117.75	01/27/17	3	(1)
5-Year U.S. Treasury Note Future	Call	117.75	02/24/17	32	(18)
5-Year U.S. Treasury Note Future	Call	117.75	02/24/17	32	(18)
5-Year U.S. Treasury Note Future	Call	117.75	02/24/17	32	(18)
5-Year U.S. Treasury Note Future	Call	120.00	02/24/17	13	(1)
5-Year U.S. Treasury Note Future	Call	120.00	02/24/17	13	(1)
5-Year U.S. Treasury Note Future	Call	120.00	02/24/17	13	(1)
Australian Dollar Future	Call	0.72	01/06/17	3	(1)
Australian Dollar Future	Call	0.72	01/06/17	3	(1)
Australian Dollar Future	Call	0.73	02/03/17	3	(2)
Australian Dollar Future	Call	0.74	02/03/17	3	(1)
Australian Dollar Future	Call	0.74	02/03/17	3	(1)
Canadian Dollar Future	Call	0.76	02/03/17	3	(1)
Canadian Dollar Future	Call	0.76	02/03/17	4	(1)
Canadian Dollar Future	Call	0.76	02/03/17	4	(1)
Canadian Dollar Future	Call	0.76	02/03/17	3	(1)
Japanese Yen Future	Call	0.90	01/06/17	3	—
Japanese Yen Future	Call	0.90	01/06/17	4	—
Japanese Yen Future	Call	0.90	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.90	01/06/17	3	—
Japanese Yen Future	Call	0.90	01/06/17	2	—
Japanese Yen Future	Call	0.87	01/06/17	3	(1)
Japanese Yen Future	Call	0.89	01/06/17	3	—
Japanese Yen Future	Call	0.89	01/06/17	3	—
Japanese Yen Future	Call	0.90	01/06/17	2	—
Japanese Yen Future	Call	0.89	01/06/17	3	—
Japanese Yen Future	Call	0.89	01/06/17	1	—
Japanese Yen Future	Call	0.92	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.92	01/06/17	3	—
Japanese Yen Future	Call	0.92	01/06/17	3	—
Japanese Yen Future	Call	0.92	01/06/17	4	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.91	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	3	—
Japanese Yen Future	Call	0.91	01/06/17	2	—
Japanese Yen Future	Call	0.86	01/06/17	3	(2)
Japanese Yen Future	Call	0.86	01/06/17	3	(2)
Japanese Yen Future	Call	0.87	01/06/17	3	(1)
Japanese Yen Future	Call	0.87	01/06/17	3	(1)
Japanese Yen Future	Call	0.89	01/06/17	3	—
Japanese Yen Future	Call	0.88	02/03/17	7	(6)
Japanese Yen Future	Call	0.88	02/03/17	6	(5)
Japanese Yen Future	Call	0.89	02/03/17	3	(2)
Japanese Yen Future	Call	0.87	02/03/17	3	(4)
Japanese Yen Future	Call	0.87	02/03/17	3	(4)
Japanese Yen Future	Call	0.88	02/03/17	2	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Japanese Yen Future	Call	0.89	02/03/17	3	(2)
Japanese Yen Future	Call	0.89	02/03/17	3	(2)
Japanese Yen Future	Call	0.89	02/03/17	3	(2)
Japanese Yen Future	Call	0.89	02/03/17	6	(4)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.89	03/03/17	2	(2)
Japanese Yen Future	Call	0.89	03/03/17	2	(2)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.88	03/03/17	3	(4)
Japanese Yen Future	Call	0.89	03/03/17	2	(2)
Japanese Yen Future	Call	0.89	03/03/17	2	(2)
Japanese Yen Future	Call	0.89	03/03/17	2	(2)
Japanese Yen Future	Put	0.86	01/06/17	3	(2)
Japanese Yen Future	Put	0.86	01/06/17	3	(2)
Japanese Yen Future	Put	0.83	02/03/17	3	(1)
Japanese Yen Future	Put	0.84	02/03/17	3	(2)
Japanese Yen Future	Put	0.84	02/03/17	3	(2)
Japanese Yen Future	Put	0.84	02/03/17	3	(2)
Japanese Yen Future	Put	0.84	03/03/17	1	(1)
Japanese Yen Future	Put	0.84	03/03/17	1	(1)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	3	(6)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	3	(6)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	4	(8)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	1	(2)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	4	(8)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	5	(7)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	6	(9)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	3	(6)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	6	(9)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	7	(14)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	2	(4)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	2	(4)
U.S. Treasury Long Bond Future	Call	153.00	01/27/17	6	(4)
U.S. Treasury Long Bond Future	Call	153.00	01/27/17	1	(1)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	2	(4)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	3	(6)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	5	(10)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	7	(14)
U.S. Treasury Long Bond Future	Call	150.00	01/27/17	3	(6)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	3	(4)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Call	156.00	01/27/17	6	(1)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	3	(2)
U.S. Treasury Long Bond Future	Call	156.00	01/27/17	7	(2)
U.S. Treasury Long Bond Future	Call	160.00	01/27/17	6	—
U.S. Treasury Long Bond Future	Call	160.00	01/27/17	6	—
U.S. Treasury Long Bond Future	Call	160.00	01/27/17	6	—
U.S. Treasury Long Bond Future	Call	160.00	01/27/17	7	(1)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	7	(10)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	3	(2)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	7	(10)
U.S. Treasury Long Bond Future	Call	151.00	01/27/17	6	(9)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	3	(2)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	4	(2)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	3	(2)
U.S. Treasury Long Bond Future	Call	154.00	01/27/17	3	(2)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	6	(4)
U.S. Treasury Long Bond Future	Call	158.00	02/24/17	6	(3)
U.S. Treasury Long Bond Future	Call	158.00	02/24/17	6	(3)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	3	(2)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	2	(1)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	6	(4)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	3	(2)
U.S. Treasury Long Bond Future	Call	156.00	02/24/17	1	(1)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	4	(3)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	4	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
U.S. Treasury Long Bond Future	Put	146.00	01/27/17	6	(2)
U.S. Treasury Long Bond Future	Put	146.00	01/27/17	7	(3)
U.S. Treasury Long Bond Future	Put	146.00	01/27/17	6	(2)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	1	(1)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	1	(1)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	4	(3)
U.S. Treasury Long Bond Future	Put	148.00	01/27/17	2	(1)
U.S. Treasury Long Bond Future	Put	149.00	01/27/17	6	(6)
					$(575)
Index Options
S&P 500 Index	Call	2325.00	02/28/17	61	$(50)
					$(50)
Options on Securities
Alibaba Group Holding Ltd.	Put	90.00	02/17/17	20	$(11)
Altra Industrial Motion Corp.	Put	35.00	01/20/17	4	—
Altra Industrial Motion Corp.	Put	35.00	01/20/17	43	(2)
Ashland Global Holdings Inc.	Call	110.00	01/20/17	10	(2)
Ashland Global Holdings Inc.	Call	115.00	01/20/17	9	—
AT&T Inc.	Call	37.00	02/17/17	11	(6)
AT&T Inc.	Call	37.00	02/17/17	62	(34)
CalAtlantic Group Inc.	Put	31.00	03/17/17	29	(2)
Cemex SAB de CV	Put	8.00	01/20/17	54	(2)
Cemex SAB de CV	Put	8.00	01/20/17	92	(3)
Cemex SAB de CV	Put	8.00	01/20/17	194	(5)
Cemex SAB de CV	Put	8.00	01/20/17	78	(2)
DISH Network Corp.	Put	52.50	01/20/17	45	(2)
DISH Network Corp.	Put	52.50	01/20/17	40	(1)
DISH Network Corp.	Put	52.50	01/20/17	36	(1)
Green Plains Inc.	Put	25.00	01/20/17	8	—
Green Plains Inc.	Put	25.00	01/20/17	82	(2)
Green Plains Inc.	Put	25.00	01/20/17	38	(1)
Intercept Pharmaceuticals Inc.	Put	100.00	03/17/17	17	(11)
NXP Semiconductors NV	Call	100.00	01/20/17	2	—
NXP Semiconductors NV	Call	100.00	01/20/17	9	—
Reynolds American Inc.	Call	52.50	01/20/17	48	(20)
Reynolds American Inc.	Call	55.00	02/17/17	83	(19)
Reynolds American Inc.	Call	57.50	02/17/17	10	(1)
Reynolds American Inc.	Call	57.50	02/17/17	11	(1)
Rockwell Collins Inc.	Call	90.00	01/20/17	3	(1)
Rockwell Collins Inc.	Call	90.00	01/20/17	21	(9)
Teck Resources Ltd.	Put	21.00	02/17/17	21	(5)
Teck Resources Ltd.	Put	21.00	02/17/17	20	(4)
Teck Resources Ltd.	Put	21.00	02/17/17	21	(5)
Teck Resources Ltd.	Put	21.00	02/17/17	22	(5)
Time Warner Inc.	Call	90.00	01/20/17	28	(18)
Time Warner Inc.	Call	94.00	01/20/17	24	(6)
Time Warner Inc.	Call	90.00	01/20/17	29	(19)
Time Warner Inc.	Call	85.00	01/20/17	12	(14)
Time Warner Inc.	Call	85.00	01/20/17	36	(42)
Time Warner Inc.	Call	90.00	04/21/17	112	(85)
Valspar Corp.	Call	105.00	04/21/17	33	(7)
Valspar Corp.	Call	105.00	04/21/17	3	(1)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	92	(10)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	47	(5)
VanEck Vectors Gold Miners ETF	Put	18.00	06/16/17	90	(10)
					$(374)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†	Value
Foreign Currency Options
Mexican Peso versus USD	CGM	Call	MXN	21.22	03/07/17	1,052,000	$(17)
Mexican Peso versus USD	BCL	Put	MXN	19.66	02/10/17	1,940,000	(4)
Mexican Peso versus USD	CGM	Put	MXN	19.91	02/14/17	1,120,000	(5)
							$(26)

Summary of Written Options

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Number of Contracts†	Notional† USD	Premiums
Options outstanding at December 31, 2015	1,219	3,500,000	660
Options written during the year	25,244	28,257,000	9,479
Options closed during the year	(8,751)	—	(2,465)
Options exercised during the year	(2,050)	—	(436)
Options expired during the year	(12,812)	(27,645,000)	(6,077)
Options outstanding at December 31, 2016	2,850	4,112,000	1,161

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
ARS/USD	CIT	02/15/17	ARS	15,518	$944	$1
BRL/USD	BCL	01/20/17	BRL	3,566	1,090	69
CAD/USD	CIT	01/20/17	CAD	1,370	1,021	7
CAD/USD	SSB	02/16/17	CAD	2,184	1,628	10
CHF/USD	SSB	02/16/17	CHF	876	862	(10)
DKK/USD	SSB	02/16/17	DKK	7,958	1,130	(27)
EUR/USD	BCL	01/20/17	EUR	510	537	(9)
EUR/USD	CIT	01/20/17	EUR	565	595	(25)
EUR/USD	SSB	02/16/17	EUR	23,496	24,789	(389)
EUR/USD	CIT	03/09/17	EUR	1,000	1,056	8
GBP/USD	BCL	01/20/17	GBP	1,920	2,367	(18)
GBP/USD	SSB	02/16/17	GBP	4,259	5,255	(156)
IDR/USD	CIT	01/20/17	IDR	10,802,376	800	(19)
ILS/USD	SSB	02/16/17	ILS	3,283	853	(16)
INR/USD	CIT	01/20/17	INR	299,893	4,411	(29)
JPY/USD	SSB	01/04/17	JPY	46,912	401	—
JPY/USD	CIT	01/20/17	JPY	214,777	1,840	(219)
JPY/USD	SSB	02/16/17	JPY	251,485	2,157	(142)
JPY/USD	GSC	03/15/17	JPY	175,000	1,503	10
MXN/USD	BCL	01/20/17	MXN	2,845	137	—
MXN/USD	CIT	01/20/17	MXN	53,755	2,586	(163)
MXN/USD	GSC	01/20/17	MXN	71,000	3,416	(50)
MXN/USD	BCL	02/14/17	MXN	11,971	574	(3)
MXN/USD	CIT	02/16/17	MXN	6,303	302	3
PLN/USD	CIT	01/20/17	PLN	3,187	761	(60)
RUB/USD	BCL	01/20/17	RUB	106,242	1,725	83
RUB/USD	CIT	01/20/17	RUB	65,450	1,063	(6)
RUB/USD	CIT	01/20/17	RUB	11,962	194	7
SGD/USD	CIT	01/20/17	SGD	—	—	—
USD/AUD	BCL	01/20/17	AUD	(1,414)	(1,020)	52
USD/BRL	CIT	01/20/17	BRL	(2,904)	(888)	(13)
USD/CAD	CIT	01/20/17	CAD	(675)	(503)	10
USD/CAD	SSB	02/16/17	CAD	(2,184)	(1,628)	8
USD/CAD	SSB	03/21/17	CAD	(3,000)	(2,236)	15
USD/CHF	SSB	02/16/17	CHF	(1,660)	(1,634)	40
USD/CHF	CSI	03/09/17	CHF	(485)	(478)	5
USD/CNY	BCL	01/20/17	CNY	(10,270)	(1,477)	(14)
USD/CNY	BCL	01/20/17	CNY	(8,077)	(1,161)	38
USD/CNY	CIT	01/20/17	CNY	(24,725)	(3,555)	100
USD/DKK	SSB	02/16/17	DKK	(12,002)	(1,703)	57
USD/DKK	CIT	03/09/17	DKK	(33)	(5)	—
USD/EUR	BCL	01/20/17	EUR	(160)	(169)	3
USD/EUR	CIT	01/20/17	EUR	(6,815)	(7,181)	469
USD/EUR	SSB	02/16/17	EUR	(51,046)	(53,855)	1,437
USD/EUR	CIT	03/09/17	EUR	(1,400)	(1,478)	(7)
USD/EUR	CIT	03/09/17	EUR	(9,710)	(10,254)	183
USD/EUR	CSI	03/09/17	EUR	(140)	(148)	(2)
USD/EUR	SSB	03/21/17	EUR	(463)	(489)	(4)
USD/GBP	BCL	01/20/17	GBP	(97)	(120)	1
USD/GBP	SSB	02/16/17	GBP	(7,469)	(9,216)	82
USD/GBP	CIT	03/09/17	GBP	(3,590)	(4,431)	145
USD/GBP	JPM	12/20/17	GBP	(1,033)	(1,286)	(11)
USD/GBP	JPM	12/20/17	GBP	(2,457)	(3,057)	53
USD/ILS	SSB	02/16/17	ILS	(3,283)	(853)	12
USD/JPY	SSB	01/05/17	JPY	(8,748)	(75)	—
USD/JPY	GSC	01/20/17	JPY	(857,530)	(7,345)	(27)
USD/JPY	SSB	02/16/17	JPY	(705,195)	(6,047)	399
USD/JPY	SSB	03/21/17	JPY	(30,000)	(258)	(2)
USD/KRW	BCL	01/20/17	KRW	(6,056,660)	(5,015)	374
USD/MXN	BCL	01/20/17	MXN	(62,756)	(3,019)	21
USD/MXN	CIT	01/20/17	MXN	(53,208)	(2,560)	212
USD/MXN	GSC	01/31/17	MXN	(5,625)	(270)	—
USD/MXN	CIT	03/09/17	MXN	(6,896)	(330)	6
USD/MXN	GSC	03/31/17	MXN	(5,669)	(270)	—
USD/PLN	CIT	01/20/17	PLN	(3,565)	(852)	75
USD/TWD	CIT	01/20/17	TWD	(33,700)	(1,046)	32
USD/ZAR	SSB	02/16/17	ZAR	(20,146)	(1,454)	27
ZAR/USD	SSB	02/16/17	ZAR	3,640	263	11
					$(73,106)	$2,644

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate	Paying	BOA	12.49%	01/04/21	BRL	12,970	$—	$73

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
Anglo American Capital Plc, 4.45%, 09/27/20	CSI	N/A	5.00%	12/20/20	$373	$(47)	$34	$(81)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	12/20/17	38	$1
Dell Technologies Inc.	BOA	3-Month LIBOR +0.50%	09/07/17	28	30

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

FMC Technologies Inc.	BOA	3-Month LIBOR +0.40%	08/08/17	368	136
Syngenta AG	BOA	3-Month LIBOR +0.45%	06/26/17	1,059	24
Valspar Corp.	BOA	3-Month LIBOR +0.40%	10/30/17	1,008	(26)
Sky Plc	UBS	3-Month LIBOR +0.45%	12/29/17	3,984	(20)
					$145
Total return swap agreements - paying return
COMMON STOCKS
British American Tobacco Plc	BOA	3-Month LIBOR -0.45%	12/01/17	(1,063)	$(61)
Fairfax Financial Holdings Ltd.	BOA	3-Month LIBOR -2.00%	12/20/17	(10)	—
VMware Inc.	BOA	3-Month LIBOR -0.40%	05/12/17	(58)	(24)
Technip SA	CGM	3-Month LIBOR -0.35%	11/17/17	(3,312)	(666)
					$(751)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity	Counterparty	Rate Received by Fund	Expiration	Notional	Net Value of Reference Entities	Unrealized Appreciation (Depreciation)
Equity Securities – Short	MSC	Federal Funds Effective Rate	05/03/17	119,051	$(117,873)	$1,063

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Advance Auto Parts Inc.	(10)	$(1,657)
Amazon.com Inc.	(2)	(1,668)
Ascena Retail Group Inc.	(104)	(646)
CalAtlantic Group Inc.	(4)	(126)
CarMax Inc.	(8)	(515)
Chipotle Mexican Grill Inc.	(4)	(1,487)
GameStop Corp.	(8)	(215)
G-III Apparel Group Ltd.	(16)	(473)
Guess Inc.	(46)	(561)
Home Depot Inc.	(1)	(121)
IMAX Corp.	(9)	(273)
L Brands Inc.	(6)	(369)
Liberty Broadband Corp. - Class A	(4)	(261)
Lithia Motors Inc.	(3)	(320)
LKQ Corp.	(15)	(463)
Loral Space & Communications Inc.	(15)	(620)
Lowe's Cos. Inc.	(2)	(114)
Monro Muffler Brake Inc.	(18)	(1,058)
Netflix Inc.	(5)	(669)
Norwegian Cruise Line Holdings Ltd.	(41)	(1,744)
Penske Auto Group Inc.	(9)	(456)
Polaris Industries Inc.	(21)	(1,738)
Priceline Group Inc.	—	(586)
Restoration Hardware Holdings Inc.	(29)	(900)
Royal Caribbean Cruises	(17)	(1,386)
Signet Jewelers Ltd.	(12)	(1,131)
Tesla Motors Inc.	(6)	(1,357)
Tractor Supply Co.	(24)	(1,789)
Under Armour Inc. - Class A	(35)	(1,031)
Walt Disney Co.	(5)	(469)
Wynn Resorts Ltd.	(5)	(407)
		(24,610)
Consumer Staples
Boston Beer Co. Inc. - Class A	(1)	(119)
Costco Wholesale Corp.	(2)	(256)
Coty Inc.	(77)	(1,410)
Estee Lauder Cos. Inc.	(9)	(688)
Kroger Co.	(17)	(587)
Sprouts Farmers Market Inc.	(61)	(1,150)
		(4,210)
Energy
Antero Resources Corp.	(13)	(300)
	Shares	Value
Energy (continued)
Bristow Group Inc.	(17)	(342)
Canadian Natural Resources Ltd.	(4)	(118)
Carbo Ceramics Inc.	(11)	(115)
Cheniere Energy Inc.	(27)	(1,139)
Chevron Corp.	(15)	(1,824)
Dril-Quip Inc.	(4)	(246)
Exxon Mobil Corp.	(20)	(1,850)
FMC Technologies Inc.	(7)	(252)
Golar LNG Ltd.	(15)	(337)
Halliburton Co.	(15)	(817)
Helmerich & Payne Inc.	(8)	(596)
Kosmos Energy Ltd.	(224)	(1,568)
National Oilwell Varco Inc.	(11)	(401)
Oceaneering International Inc.	(12)	(347)
Parsley Energy Inc.	(11)	(388)
Pembina Pipeline Corp.	(46)	(1,447)
Schlumberger Ltd.	(21)	(1,780)
Suncor Energy Inc.	(15)	(490)
Weatherford International Plc	(275)	(1,375)
		(15,732)
Financials
Brookfield Asset Management Inc.	(42)	(1,390)
Erie Indemnity Co. - Class A	(5)	(506)
FactSet Research Systems Inc.	(5)	(833)
Financial Engines Inc.	(34)	(1,250)
Home BancShares Inc.	(12)	(339)
Kemper Corp.	(26)	(1,156)
Markel Corp.	(1)	(642)
Mercury General Corp.	(19)	(1,138)
OneMain Holdings Inc.	(57)	(1,258)
PacWest Bancorp	(3)	(152)
ProAssurance Corp.	(3)	(141)
Signature Bank	(2)	(353)
TFS Financial Corp.	(7)	(141)
United Bankshares Inc.	(18)	(819)
White Mountains Insurance Group Ltd.	(1)	(915)
WisdomTree Investments Inc.	(72)	(805)
		(11,838)
Health Care
Acadia HealthCare Co. Inc.	(45)	(1,493)
Acadia Pharmaceuticals Inc.	(59)	(1,702)
Alnylam Pharmaceuticals Inc.	(38)	(1,408)
Bluebird Bio Inc.	(3)	(204)
	Shares	Value
Health Care (continued)
Dexcom Inc.	(28)	(1,672)
Diplomat Pharmacy Inc.	(38)	(479)
Endo International Plc	(63)	(1,036)
Illumina Inc.	(2)	(256)
Inovalon Holdings Inc. - Class A	(53)	(549)
Insulet Corp.	(3)	(121)
Intercept Pharmaceuticals Inc.	(11)	(1,152)
Juno Therapeutics Inc.	(63)	(1,191)
Kite Pharma Inc.	(20)	(888)
Novavax Inc.	(126)	(158)
Perrigo Co. Plc	(5)	(449)
Steris Plc	(5)	(330)
Tenet Healthcare Corp.	(59)	(874)
Ultragenyx Pharmaceutical Inc.	(7)	(485)
		(14,447)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Industrials
Acuity Brands Inc.	(6)	(1,351)
Air Lease Corp.	(24)	(824)
Allegiant Travel Co.	(1)	(133)
Delta Air Lines Inc.	(2)	(118)
Dycom Industries Inc.	(3)	(225)
Fastenal Co.	(9)	(423)
Healthcare Services Group Inc.	(4)	(141)
Hertz Global Holdings Inc.	(13)	(272)
Middleby Corp.	(5)	(644)
Old Dominion Freight Line Inc.	(2)	(197)
Roper Technologies Inc.	(4)	(659)
Southwest Airlines Co.	(14)	(718)
Spirit Airlines Inc.	(24)	(1,389)
Stericycle Inc.	(4)	(316)
Wabtec Corp.	(3)	(224)
Waste Connections Inc.	(9)	(676)
Werner Enterprises Inc.	(38)	(1,013)
WW Grainger Inc.	(1)	(221)
		(9,544)
Information Technology
Alphabet Inc. - Class A	(1)	(519)
Alphabet Inc. - Class C	(1)	(637)
Arris International Plc	(17)	(524)
Electronics for Imaging Inc.	(25)	(1,083)
EPAM Systems Inc.	(3)	(167)
FireEye Inc.	(98)	(1,164)
First Solar Inc.	(52)	(1,682)
FitBit Inc. - Class A	(28)	(206)
Integrated Device Technology Inc.	(17)	(398)
	Shares	Value
Information Technology (continued)
IPG Photonics Corp.	(2)	(178)
MasterCard Inc. - Class A	(5)	(547)
Maximus Inc.	(14)	(770)
Microsemi Corp.	(12)	(648)
NetScout Systems Inc.	(49)	(1,556)
Pandora Media Inc.	(129)	(1,686)
Paylocity Holding Corp.	(9)	(261)
Qorvo Inc.	(24)	(1,250)
Synaptics Inc.	(17)	(927)
Tableau Software Inc.	(32)	(1,336)
Tyler Technologies Inc.	(5)	(735)
Ultimate Software Group Inc.	(1)	(173)
Universal Display Corp.	(2)	(113)
VeriFone Systems Inc.	(28)	(500)
ViaSat Inc.	(21)	(1,377)
Visa Inc.	(7)	(531)
Zebra Technologies Corp. - Class A	(11)	(952)
Zendesk Inc.	(17)	(367)
		(20,287)
Materials
Allegheny Technologies Inc.	(59)	(937)
AptarGroup Inc.	(4)	(308)
CF Industries Holdings Inc.	(55)	(1,728)
Compass Minerals International Inc.	(12)	(956)
Franco-Nevada Corp.	(26)	(1,578)
Graphic Packaging Holding Co.	(21)	(260)
Martin Marietta Materials Inc.	(1)	(310)
Methanex Corp.	(10)	(425)
Nucor Corp.	(3)	(149)
Platform Specialty Products Corp.	(158)	(1,554)
Silver Wheaton Corp.	(63)	(1,217)
Southern Copper Corp.	(4)	(137)
Vulcan Materials Co.	(9)	(1,101)
		(10,660)
Real Estate
Equinix Inc.	(5)	(1,637)
Howard Hughes Corp.	(12)	(1,415)
Iron Mountain Inc.	(15)	(474)
Jones Lang LaSalle Inc.	(7)	(748)
Kennedy-Wilson Holdings Inc.	(61)	(1,242)
Kimco Realty Corp.	(5)	(136)
Life Storage Inc.	(8)	(716)
		(6,368)
Telecommunication Services
Zayo Group Holdings Inc.	(5)	(177)
Total Equity Securities - Short		$(117,873)

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 96.9%
Consumer Discretionary 10.5%
Advance Auto Parts Inc.	39	$6,511
Sally Beauty Holdings Inc. (a)	231	6,103
Tiffany & Co.	66	5,137
Other Securities		67,297
		85,048
Consumer Staples 7.7%
Archer-Daniels-Midland Co.	153	6,984
Flowers Foods Inc. (b)	409	8,168
JM Smucker Co.	46	5,827
Mead Johnson Nutrition Co.	68	4,776
Snyders-Lance Inc.	131	5,023
TreeHouse Foods Inc. (a) (b)	99	7,183
Whole Foods Market Inc.	194	5,968
Other Securities		18,434
		62,363
Energy 4.9%
Core Laboratories NV	71	8,462
Other Securities		31,176
		39,638
Financials 17.5%
Aflac Inc.	70	4,841
Alleghany Corp. (a)	9	5,580
Allied World Assurance Co. Holdings Ltd.	188	10,124
Arthur J Gallagher & Co.	173	8,973
Citizens Financial Group Inc.	181	6,453
Cullen/Frost Bankers Inc.	66	5,823
Endurance Specialty Holdings Ltd.	96	8,917
Hartford Financial Services Group Inc.	102	4,860
Northern Trust Corp.	91	8,104
Signature Bank (a)	32	4,806
SunTrust Banks Inc.	128	6,995
Synchrony Financial	134	4,860
WR Berkley Corp.	75	5,002
Other Securities		55,563
		140,901
Health Care 12.9%
Cooper Cos. Inc.	41	7,172
CR Bard Inc.	25	5,704
DENTSPLY SIRONA Inc.	174	10,074
Integra LifeSciences Holdings Corp. (a)	60	5,105
Laboratory Corp. of America Holdings (a)	52	6,676
MEDNAX Inc. (a)	94	6,299
Quest Diagnostics Inc.	64	5,861
Steris Plc	88	5,930
Other Securities		51,216
		104,037
Industrials 15.6%
AMETEK Inc.	172	8,384
CLARCOR Inc.	64	5,237
Dover Corp.	110	8,280
Old Dominion Freight Line Inc. (a)	57	4,860
Quanta Services Inc. (a)	141	4,918
Rockwell Automation Inc.	117	15,706
Stericycle Inc. (a)	62	4,777
WW Grainger Inc.	31	7,084
Other Securities		66,931
		126,177
Information Technology 18.3%
CDW Corp.	90	4,688
Motorola Solutions Inc.	62	5,134
Palo Alto Networks Inc. (a)	63	7,878
Red Hat Inc. (a)	99	6,935
Synopsys Inc. (a)	93	5,439
WEX Inc. (a)	65	7,254
Other Securities		110,442
		147,770
Materials 4.4%
AptarGroup Inc.	128	9,451
	Shares/Par†	Value
Crown Holdings Inc. (a)	181	9,496
Reliance Steel & Aluminum Co.	63	5,040
Other Securities		11,656
		35,643
Real Estate 2.2%
Other Securities		17,915
Utilities 2.9%
Other Securities		23,506
Total Common Stocks (cost $740,943)		782,998
SHORT TERM INVESTMENTS 14.8%
Investment Companies 14.5%
JNL Money Market Fund, 0.34% (c) (d)	117,358	117,358
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	1,957	1,957
Total Short Term Investments (cost $119,315)		119,315
Total Investments 111.7% (cost $860,258)		902,313
Other Assets and Liabilities, Net (11.7)%		(94,840)
Total Net Assets 100.0%		$807,473

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 98.5%
Consumer Discretionary 15.0%
Burlington Stores Inc. (a)	55	$4,627
Dave & Buster's Entertainment Inc. (a)	190	10,662
Five Below Inc. (a)	193	7,723
Grand Canyon Education Inc. (a)	157	9,214
IMAX Corp. (a)	587	18,430
Jack in the Box Inc.	102	11,375
Nexstar Broadcasting Group Inc. - Class A (b)	144	9,106
Vail Resorts Inc.	65	10,403
Other Securities		113,051
		194,591
Consumer Staples 3.5%
Pinnacle Foods Inc.	340	18,173
Snyders-Lance Inc.	253	9,688
Other Securities		17,351
		45,212
Energy 1.3%
Diamondback Energy Inc. (a)	76	7,655
Other Securities		9,015
		16,670
Financials 6.1%
Affiliated Managers Group Inc. (a)	60	8,718
LendingTree Inc. (a) (b)	122	12,419
Western Alliance Bancorp (a)	267	12,977
Other Securities		44,450
		78,564
Health Care 18.4%
Alkermes Plc (a)	223	12,413
Catalent Inc. (a)	72	1,949
Eagle Pharmaceuticals Inc. (a) (b)	145	11,508
INC Research Holdings Inc. - Class A (a)	139	7,335
Integra LifeSciences Holdings Corp. (a)	121	10,422
Ligand Pharmaceuticals Inc. (a) (b)	139	14,131
Other Securities		180,214
		237,972
Industrials 17.1%
Apogee Enterprises Inc.	188	10,055
Beacon Roofing Supply Inc. (a)	199	9,173
Genesee & Wyoming Inc. - Class A (a)	114	7,941
HEICO Corp. - Class A	177	12,013
Hexcel Corp.	359	18,482
MSC Industrial Direct Co. - Class A	97	8,919
Mueller Water Products Inc. - Class A	556	7,409
Ritchie Bros. Auctioneers Inc.	532	18,104
Other Securities		129,648
		221,744
Information Technology 31.7%
Black Knight Financial Services Inc. - Class A (a)	358	13,531
Cavium Inc. (a)	203	12,719
CoStar Group Inc. (a)	39	7,343
Euronet Worldwide Inc. (a)	320	23,157
Impinj Inc. (a) (b)	269	9,513
InterXion Holding NV (a)	270	9,460
Littelfuse Inc.	58	8,802
LogMeIn Inc.	236	22,829
MINDBODY Inc. - Class A (a) (b)	367	7,816
Monolithic Power Systems Inc.	134	11,017
Paycom Software Inc. (a) (b)	229	10,405
Proofpoint Inc. (a) (b)	149	10,568
RingCentral Inc. - Class A (a)	364	7,494
SPS Commerce Inc. (a)	108	7,543
Take-Two Interactive Software Inc. (a)	274	13,456
Tower Semiconductor Ltd. (a) (b)	476	9,055
Ultimate Software Group Inc. (a)	104	18,930
WebMD Health Corp. (a)	151	7,490
WEX Inc. (a)	85	9,444
Wix.com Ltd. (a)	202	9,003
Other Securities		180,846
		410,421
	Shares/Par†	Value
Materials 3.3%
Eagle Materials Inc.	132	12,990
Trinseo SA	42	2,507
Other Securities		27,290
		42,787
Real Estate 1.6%
Other Securities		20,747
Telecommunication Services 0.4%
Other Securities		4,467
Utilities 0.1%
Other Securities		713
Total Common Stocks (cost $1,140,951)		1,273,888
RIGHTS 0.0%
Other Securities		159
Total Rights (cost $159)		159
SHORT TERM INVESTMENTS 12.9%
Investment Companies 1.6%
JNL Money Market Fund, 0.34% (c) (d)	20,822	20,822
Securities Lending Collateral 11.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	146,050	146,050
Total Short Term Investments (cost $166,872)		166,872
Total Investments 111.4% (cost $1,307,982)		1,440,919
Other Assets and Liabilities, Net (11.4)%		(147,002)
Total Net Assets 100.0%		$1,293,917

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 97.9%
Consumer Discretionary 11.4%
Fox Factory Holding Corp. (a)	517	$14,347
Gildan Activewear Inc.	546	13,844
Helen of Troy Ltd. (a)	117	9,864
Sally Beauty Holdings Inc. (a)	465	12,291
Winnebago Industries Inc.	431	13,654
Other Securities		76,692
		140,692
Consumer Staples 2.7%
United Natural Foods Inc. (a)	204	9,725
Other Securities		23,088
		32,813
Energy 4.9%
Matador Resources Co. (a) (b)	236	6,101
World Fuel Services Corp.	199	9,141
Other Securities		44,832
		60,074
Financials 29.8%
BancorpSouth Inc.	256	7,928
BofI Holding Inc. (a) (b)	207	5,924
East West Bancorp Inc.	151	7,700
Endurance Specialty Holdings Ltd.	102	9,416
First American Financial Corp.	168	6,155
FirstCash Inc.	268	12,587
MB Financial Inc.	200	9,450
Meridian Bancorp Inc.	324	6,132
National Western Life Group Inc. - Class A	35	10,847
PRA Group Inc. (a)	360	14,104
Prosperity Bancshares Inc.	81	5,787
RenaissanceRe Holdings Ltd.	101	13,731
SVB Financial Group (a)	39	6,660
TCF Financial Corp.	807	15,809
UMB Financial Corp.	85	6,548
Umpqua Holdings Corp.	681	12,784
Washington Federal Inc.	163	5,591
Wintrust Financial Corp.	127	9,182
Other Securities		201,379
		367,714
Health Care 6.4%
Hill-Rom Holdings Inc.	222	12,452
Magellan Health Services Inc. (a)	129	9,667
MEDNAX Inc. (a)	196	13,052
Other Securities		43,696
		78,867
Industrials 18.1%
Graco Inc.	86	7,121
Kennametal Inc.	185	5,801
PGT Inc. (a)	1,252	14,334
Quanex Building Products Corp.	713	14,468
Rush Enterprises Inc. - Class A (a)	364	11,620
Spirit Airlines Inc. (a)	102	5,899
Steelcase Inc. - Class A	704	12,607
Tetra Tech Inc.	161	6,956
Wabash National Corp. (a) (b)	498	7,870
Woodward Governor Co.	101	6,981
Other Securities		129,411
		223,068
Information Technology 10.3%
Cohu Inc.	548	7,616
Entegris Inc. (a)	352	6,294
MoneyGram International Inc. (a)	830	9,800
Teradyne Inc.	274	6,972
Tower Semiconductor Ltd. (a) (b)	356	6,773
Other Securities		89,380
		126,835
Materials 3.9%
Schweitzer-Mauduit International Inc.	210	9,572
Other Securities		38,485
		48,057
	Shares/Par†	Value
Real Estate 6.1%
Geo Group Inc.	171	6,160
Lexington Realty Trust	549	5,927
Other Securities		63,361
		75,448
Telecommunication Services 0.3%
Other Securities		3,848
Utilities 4.0%
Ormat Technologies Inc.	164	8,796
Other Securities		40,401
		49,197
Total Common Stocks (cost $1,027,056)		1,206,613
SHORT TERM INVESTMENTS 7.0%
Investment Companies 2.2%
JNL Money Market Fund, 0.34% (c) (d)	26,869	26,869
Securities Lending Collateral 4.8%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	58,733	58,733
Total Short Term Investments (cost $85,602)		85,602
Total Investments 104.9% (cost $1,112,658)		1,292,215
Other Assets and Liabilities, Net (4.9)%		(60,269)
Total Net Assets 100.0%		$1,231,946

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Neuberger Berman Strategic Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.46%, 05/25/35 (a)	4,600	3,918
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.24%, 08/25/35 (a)	3,090	2,730
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,481	2,474
Ameriquest Mortgage Securities Inc.
Series 2005-M3-R5, REMIC, 1.25%, 07/25/35 (a)	3,750	3,449
Series 2005-M3-R8, REMIC, 1.27%, 10/25/35 (a)	1,305	1,128
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.26%, 09/25/35 (a)	1,480	1,425
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 1.66%, 10/25/34 (a)	553	509
Series 2005-M1-W2, REMIC, 1.25%, 10/25/35 (a)	3,020	2,562
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.45%, 04/25/34 (a)	223	221
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 1.49%, 09/25/35 (a)	2,430	2,138
Bear Stearns Asset Backed Securities Trust
Series 2005-M1-TC1, REMIC, 1.42%, 05/25/35 (a)	361	352
Series 2006-1M3-HE1, REMIC, 1.22%, 12/25/35 (a)	1,600	1,316
Series 2006-2M1-HE1, REMIC, 1.17%, 02/25/36 (a)	537	531
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 1.73%, 05/25/35 (a)	2,605	2,387
Series 2005-M1-NC5, REMIC, 1.24%, 10/25/35 (a)	4,100	3,770
Series 2006-A4-NC1, REMIC, 1.07%, 01/25/36 (a)	3,300	3,007
Series 2006-A4-RFC1, REMIC, 1.00%, 03/25/36 (a)	2,400	2,070
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	14,553	14,539
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 1.51%, 05/25/35 (a) (b)	57	57
Series 2006-M1-WFH4, REMIC, 1.04%, 11/25/36 (a)	2,206	1,895
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.50%, 01/10/23 (a) (b)	14,500	305
Interest Only, Series 2013-XB-CR6, REMIC, 0.63%, 02/10/23 (a)	2,500	78
Interest Only, Series 2013-XA-CR11, REMIC, 1.15%, 09/12/23 (a)	12,742	677
Interest Only, Series 2014-XA-CR16, REMIC, 1.22%, 04/10/47 (a)	16,694	917
Interest Only, Series 2014-XA-LC15, REMIC, 1.36%, 04/10/47 (a)	23,877	1,406
Interest Only, Series 2014-XA-UBS3, REMIC, 1.33%, 06/10/47 (a)	15,578	964
Interest Only, Series 2014-XA-UBS6, REMIC, 1.05%, 12/10/47 (a)	13,216	716
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 1.88%, 03/25/35 (a)	3,658	3,408
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 0.90%, 05/10/50 (a)	20,745	1,034
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.14%, 01/10/24 (a)	21,948	1,208
Interest Only, Series 2014-XA-GC26, REMIC, 1.09%, 11/10/47 (a)	15,483	936
	Shares/Par†	Value
HSI Asset Securitization Corp. Trust
Series 2006-2A4-OPT1, REMIC, 1.06%, 12/25/35 (a)	2,640	2,532
Series 2006-M1-OPT1, REMIC, 1.12%, 12/25/35 (a)	1,390	1,245
Series 2006-M2-OPT2, REMIC, 1.15%, 01/25/36 (a)	3,690	3,352
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.21%, 12/25/35 (a)	4,600	4,385
Series 2006-A5-ACC1, REMIC, 1.00%, 05/25/36 (a)	1,000	981
Series 2007-MV2-CH1, REMIC, 1.04%, 11/25/36 (a)	1,990	1,810
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 1.73%, 07/25/35 (a)	870	818
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.13%, 03/25/36 (a)	3,490	3,173
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.48%, 09/25/34 (a)	971	851
Series 2004-M4-WWF1, REMIC, 2.41%, 12/25/34 (a)	690	669
Series 2004-M3-WHQ2, REMIC, 1.79%, 02/25/35 (a)	1,375	1,359
Series 2005-M4-WHQ3, REMIC, 1.70%, 06/25/35 (a)	2,300	2,059
RAMP Trust
Series 2005-M4-RZ2, REMIC, 1.32%, 05/25/35 (a)	2,880	2,645
Series 2005-M3-RZ4, REMIC, 1.28%, 11/25/35 (a)	3,190	2,726
Series 2006-M1-RZ3, REMIC, 1.11%, 08/25/36 (a)	1,750	1,429
RASC Trust
Series 2005-M5-KS6, REMIC, 1.73%, 07/25/35 (a)	4,700	4,403
Series 2005-M2-KS12, REMIC, 1.22%, 01/25/36 (a)	3,750	3,266
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.44%, 03/25/33 (a)	109	98
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.23%, 11/25/35 (a)	4,500	4,018
Series 2006-A4-1, REMIC, 1.06%, 02/25/36 (a)	2,670	2,514
Series 2006-M1-WF2, REMIC, 0.98%, 12/25/36 (a)	3,540	3,066
Series 2007-2A3-1, REMIC, 0.93%, 03/25/37 (a)	2,055	1,965
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 1.54%, 02/25/35 (a)	3,524	3,205
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.40%, 05/25/35 (a)	186	183
Series 2005-M4-WF4, REMIC, 1.34%, 11/25/35 (a)	3,300	3,015
Other Securities		30,047
Total Non-U.S. Government Agency Asset-Backed Securities (cost $142,448)		147,941
CORPORATE BONDS AND NOTES 26.5%
Consumer Discretionary 4.0%
Charter Communications Operating LLC
4.91%, 07/23/25	4,130	4,347
6.48%, 10/23/45	3,840	4,432
Ford Motor Co.
4.35%, 12/08/26	2,255	2,275
5.29%, 12/08/46	2,375	2,401
General Motors Co.
6.75%, 04/01/46	1,760	2,060
Viacom Inc.
3.88%, 04/01/24	1,470	1,425
3.45%, 10/04/26	4,160	3,839

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
4.38%, 03/15/43	3,715	2,954
		23,733
Consumer Staples 0.4%
Other Securities		2,308
Energy 2.2%
Hess Corp.
4.30%, 04/01/27	2,880	2,863
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,310	1,436
5.50%, 03/01/44	930	946
Kinder Morgan Inc.
5.55%, 06/01/45	2,580	2,709
Petroleos Mexicanos
4.61%, 03/11/22 (a) (b)	107	110
4.63%, 09/21/23 (b)	114	111
5.50%, 06/27/44	112	93
6.38%, 01/23/45	502	457
6.75%, 09/21/47 (b)	223	211
Other Securities		4,090
		13,026
Financials 11.4%
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (c)	1,970	1,869
5.20%, (callable at 100 beginning 11/15/19) (c)	1,245	1,236
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,740	3,791
4.90%, 02/01/46	1,665	1,788
Bank of America Corp.
3.95%, 04/21/25	3,190	3,172
Citigroup Inc.
5.80%, (callable at 100 beginning 11/15/19) (c)	2,340	2,360
4.40%, 06/10/25	3,550	3,627
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	4,345	4,492
ERAC USA Finance LLC
4.20%, 11/01/46 (b)	2,770	2,526
General Motors Financial Co. Inc.
3.20%, 07/06/21	2,530	2,507
4.30%, 07/13/25	2,350	2,328
4.00%, 10/06/26	3,675	3,531
Goldman Sachs Group Inc.
5.70%, (callable at 100 beginning 05/10/19) (c) (d)	2,240	2,296
2.35%, 11/15/21	4,880	4,737
5.15%, 05/22/45	2,290	2,404
JPMorgan Chase & Co.
6.00%, (callable at 100 beginning 08/01/23) (c)	2,480	2,489
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (c)	1,870	1,851
4.35%, 09/08/26	4,575	4,662
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (c)	3,530	3,548
4.75%, 12/07/46	1,990	2,009
Other Securities		9,798
		67,021
Health Care 1.5%
AbbVie Inc.
4.45%, 05/14/46	2,720	2,599
Other Securities		5,994
		8,593
Industrials 1.8%
Air Lease Corp.
2.13%, 01/15/20	1,835	1,807
3.88%, 04/01/21	2,215	2,276
International Lease Finance Corp.
6.25%, 05/15/19	4,525	4,864
Other Securities		1,937
		10,884
Information Technology 2.7%
Apple Inc.
4.65%, 02/23/46	2,550	2,748
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	5,635	5,862
	Shares/Par†	Value
4.90%, 10/15/25	3,155	3,242
Hewlett-Packard Co.
4.65%, 12/09/21 (d)	3,730	3,983
		15,835
Materials 0.1%
Other Securities		438
Real Estate 0.2%
Other Securities		1,248
Telecommunication Services 1.1%
AT&T Inc.
4.75%, 05/15/46	4,210	3,981
Verizon Communications Inc.
4.67%, 03/15/55	2,633	2,475
		6,456
Utilities 1.1%
Dominion Resources Inc.
5.75%, 10/01/54 (a)	2,425	2,486
Electricite de France SA
5.63%, (callable at 100 beginning 01/22/24) (b) (c)	3,215	3,046
Other Securities		1,022
		6,554
Total Corporate Bonds And Notes (cost $157,053)		156,096
VARIABLE RATE SENIOR LOAN INTERESTS 18.7% (a)
Consumer Discretionary 5.3%
Charter Communications Operating LLC
Term Loan F, 3.00%, 01/31/21	437	438
Term Loan I, 3.50%, 01/24/23	511	514
Term Loan I, 0.00%, 01/15/24 (e)	337	339
Other Securities		29,844
		31,135
Consumer Staples 0.5%
Other Securities		2,661
Energy 0.5%
Other Securities		3,163
Financials 1.4%
Other Securities		8,397
Health Care 2.7%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.00%, 02/13/19	70	70
Term Loan B, 5.25%, 12/11/19	830	828
Term Loan B, 5.25%, 08/05/20	698	696
Term Loan B, 5.50%, 03/13/22	870	870
Other Securities		13,501
		15,965
Industrials 2.3%
AerCap Holdings NV
Term Loan B, 0.00%, 10/31/22 (e)	600	602
American Airlines Inc.
Term Loan, 3.26%, 06/27/20	538	541
Term Loan B, 3.25%, 04/28/23	90	90
Term Loan B, 0.00%, 12/07/23 (e)	365	367
Other Securities		11,952
		13,552
Information Technology 2.4%
Other Securities		14,174
Materials 1.5%
Other Securities		8,696
Real Estate 0.1%
Other Securities		858
Telecommunication Services 1.2%
Other Securities		7,050
Utilities 0.8%
Other Securities		4,888
Total Variable Rate Senior Loan Interests (cost $110,116)		110,539
GOVERNMENT AND AGENCY OBLIGATIONS 40.5%
Mortgage-Backed Securities 21.3%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 01/15/31 (f)	6,545	6,713

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
TBA, 2.50%, 01/15/32 (f)	3,620	3,625
TBA, 3.00%, 01/15/47 (f)	11,655	11,565
TBA, 4.00%, 01/15/47 (f)	23,525	24,697
Federal National Mortgage Association
TBA, 2.50%, 01/15/31 (f)	3,495	3,499
TBA, 3.00%, 01/15/32 (f)	3,995	4,098
TBA, 4.50%, 01/15/46 (f)	2,565	2,758
TBA, 3.00%, 01/15/47 (f)	18,395	18,261
TBA, 3.50%, 01/15/47 (f)	2,215	2,269
TBA, 4.00%, 01/15/47 (f)	31,315	32,906
Government National Mortgage Association
TBA, 3.50%, 01/15/46 (f)	1,840	1,911
TBA, 3.00%, 01/15/47 (f)	10,535	10,659
TBA, 4.00%, 01/15/47 (f)	2,540	2,696
		125,657
Sovereign 7.2%
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	221
Mexico Bonos
5.75%, 03/05/26, MXN	68,000	2,911
7.75%, 11/13/42, MXN	202,370	9,616
Mexico Government International Bond
4.60%, 01/23/46	250	224
4.35%, 01/15/47	200	172
South Africa Government Bond
6.50%, 02/28/41, ZAR	173,455	8,986
South Africa Government International Bond
4.30%, 10/12/28	377	350
Other Securities		20,364
		42,844
Treasury Inflation Indexed Securities 11.1%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (g)	8,507	8,365
2.00%, 01/15/26 (g)	14,140	15,927
1.75%, 01/15/28 (g)	3,750	4,186
3.63%, 04/15/28 (g)	2,982	3,920
2.50%, 01/15/29 (g)	2,364	2,851
3.88%, 04/15/29 (g)	20,468	27,980
Other Securities		2,093
		65,322
U.S. Government Agency Obligations 0.4%
Other Securities		2,209
U.S. Treasury Securities 0.5%
U.S. Treasury Bond
3.88%, 08/15/40	2,415	2,768
	Shares/Par†	Value
2.88%, 05/15/43	55	53
		2,821
Total Government And Agency Obligations (cost $248,586)		238,853
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		208
Total Common Stocks (cost $203)		208
INVESTMENT COMPANIES 8.6%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	295	25,527
SPDR Barclays High Yield Bond ETF (d)	696	25,356
Total Investment Companies (cost $50,592)		50,883
SHORT TERM INVESTMENTS 8.2%
Investment Companies 1.2%
JNL Money Market Fund, 0.34% (h) (i)	7,056	7,056
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (i)	34,526	34,526
Treasury Securities 1.2%
U.S. Treasury Bill
0.65%, 06/22/17 (j)	7,000	6,980
Total Short Term Investments (cost $48,566)		48,562
Total Investments 127.6% (cost $757,564)		753,082
Other Derivative Instruments 0.1%		629
Other Assets and Liabilities, Net (27.7)%		(163,649)
Total Net Assets 100.0%		$590,062

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $24,252 and 4.1%, respectively.

(c) Perpetual security.

(d) All or portion of the security was on loan.

(e) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $125,584.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(j) All or a portion of the security is pledged or segregated as collateral.

The following schedules reflect the derivative investments for JNL/Neuberger Berman Strategic Income Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Future	146	March 2017		36,117	$2	$3
British Pound Future	73	March 2017		5,752	38	(113)
Canadian Dollar Future	(82)	March 2017		(6,059)	(20)	(43)
Canadian Government Bond Future, 10-Year	77	March 2017	CAD	10,524	6	48
Euro FX Currency Future	(199)	March 2017		(26,266)	(132)	(37)
Euro-Bobl Future	(48)	March 2017	EUR	(6,387)	4	(28)
Euro-Bund Future	(35)	March 2017	EUR	(5,662)	17	(87)
Euro-Buxl Future	(111)	March 2017	EUR	(19,536)	292	308
Euro-OAT Future	(69)	March 2017	EUR	(10,414)	33	(63)
Japanese Yen Future	(1)	March 2017		(109)	—	1
Mexican Peso Future	(149)	March 2017		(3,625)	(7)	51
New Zealand Dollar Future	(39)	March 2017		(2,775)	6	75
South African Rand Future	(254)	March 2017		(9,036)	92	(82)
Swedish Krona Future	30	March 2017		6,559	26	68
U.K. Long Gilt Future	(129)	March 2017	GBP	(15,903)	6	(408)
U.S. Treasury Long Bond Future	159	March 2017		24,193	119	(238)
U.S. Treasury Note Future, 10-Year	(218)	March 2017		(27,241)	(76)	147
U.S. Treasury Note Future, 5-Year	(164)	March 2017		(19,380)	(27)	83
Ultra 10-Year U.S. Treasury Note Future	443	March 2017		59,516	256	(126)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Ultra Long Term U.S. Treasury Bond Future	(6)	March 2017	(970)	(6)	9
				$629	$(432)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 93.7%
Brazil 4.5%
BM&F Bovespa SA	482	$2,446
Localiza Rent a Car SA	205	2,155
Odontoprev SA	652	2,524
Raia Drogasil SA	163	3,064
Smiles SA	210	2,881
		13,070
China 17.2%
3SBio Inc. (a) (b)	2,756	2,677
AAC Technologies Holdings Inc.	702	6,359
Bloomage BioTechnology Corp. Ltd. (c)	3,202	4,809
Brilliance China Automotive Holdings Ltd.	1,568	2,152
China Lodging Group Ltd. - ADR	87	4,494
China Maple Leaf Educational Systems Ltd. (c)	2,876	1,903
Fu Shou Yuan International Group Ltd. (c) (d) (e)	5,563	3,284
HOSA International Ltd. (c)	10,620	3,623
New Oriental Education & Technology Group - ADR (a)	126	5,299
Shanghai La Chapelle Fashion Co. Ltd. - Class H (b)	594	618
Sinopharm Group Co. Ltd. - Class H	767	3,143
TAL Education Group - ADS (a)	116	8,168
Vipshop Holdings Ltd. - ADR (a) (c)	350	3,852
		50,381
Colombia 0.9%
Cementos Argos SA	629	2,487
Egypt 1.3%
Commercial International Bank Egypt SAE - GDR	675	2,463
Commercial International Bank Egypt SAE	339	1,366
		3,829
Georgia 1.7%
Bank of Georgia Holdings Plc	139	5,116
Greece 1.1%
JUMBO SA	206	3,260
Hong Kong 3.5%
Genting Hong Kong Ltd. (a) (c)	2,786	836
Kerry Logistics Network Ltd.	1,934	2,435
Mandarin Oriental International Ltd.	1,253	1,598
Minth Group Ltd.	414	1,285
Sunny Optical Technology Group Co. Ltd.	914	3,984
		10,138
Hungary 0.9%
OTP Bank Plc	97	2,762
India 13.6%
Ajanta Pharma Ltd.	174	4,563
Arvind Ltd.	927	4,806
Bharat Forge Ltd.	87	1,163
Biocon Ltd.	680	9,495
Glenmark Pharmaceuticals Ltd.	207	2,700
Kaveri Seed Co. Ltd.	340	2,044
Mindtree Ltd.	362	2,781
Shree Cement Ltd.	5	1,004
Shriram Transport Finance Co. Ltd.	324	4,064
Symphony Ltd.	74	1,251
Syngene International Ltd. (b)	718	5,927
		39,798
Indonesia 3.2%
Ace Hardware Indonesia Tbk PT	56,417	3,497
Blue Bird Tbk PT	1,967	438
Global Mediacom Tbk PT	14,052	639
PT Indocement Tunggal Prakarsa Tbk	1,923	2,191
Sumber Alfaria Trijaya Tbk PT	54,414	2,524
		9,289
Kenya 0.2%
Equity Group Holdings Ltd.	2,456	719
Malaysia 4.6%
Genting Malaysia Bhd	1,688	1,724
Karex Bhd	5,774	3,037
	Shares/Par†	Value
My EG Services Bhd	25,896	8,699
		13,460
Mexico 3.0%
Alsea SAB de CV	1,405	4,014
Gentera SAB de CV	1,846	2,969
Grupo Rotoplas SAB de CV (c)	1,488	1,886
		8,869
Pakistan 0.7%
Lucky Cement Ltd.	260	2,157
Peru 0.4%
Credicorp Ltd.	8	1,211
Philippines 1.1%
International Container Terminal Services Inc.	1,137	1,641
Jollibee Foods Corp.	423	1,647
		3,288
Poland 1.5%
KRUK SA	75	4,271
Portugal 1.5%
Jeronimo Martins SGPS SA	284	4,405
Russian Federation 2.3%
Alrosa AO	1,229	1,955
Lenta Ltd. - ADR (a)	137	1,125
Moscow Exchange MICEX-RTS OAO	1,748	3,580
		6,660
South Africa 2.1%
Aspen Pharmacare Holdings Ltd.	123	2,530
Capitec Bank Holdings Ltd.	70	3,541
		6,071
South Korea 10.6%
Amorepacific Corp.	13	3,334
Caregen Co. Ltd. (c)	27	1,833
Celltrion Inc. (a) (c)	53	4,710
Cosmax Inc.	30	2,977
Medy-Tox Inc.	21	6,070
NCSoft Corp. (c)	15	3,149
Nutribiotech Co. Ltd. (a) (c)	58	2,934
Samsung Biologics Co. Ltd. (a)	3	373
Seegene Inc. (a) (c)	132	3,823
Vieworks Co. Ltd.	38	1,891
		31,094
Sri Lanka 1.8%
Commercial Bank of Ceylon Plc	2,133	2,065
John Keells Holdings Plc	3,196	3,094
		5,159
Taiwan 12.4%
Catcher Technology Co. Ltd.	493	3,407
Cub Elecparts Inc.	350	2,723
Eclat Textile Co. Ltd.	219	2,278
eMemory Technology Inc.	477	5,802
Hota Industrial Manufacturing Co. Ltd.	1,741	6,707
Largan Precision Co. Ltd.	60	6,994
President Chain Store Corp.	360	2,573
Sporton International Inc.	609	3,223
Taiwan Liposome Co. Ltd. (a)	269	963
Voltronic Power Technology Corp.	128	1,771
		36,441
Thailand 1.4%
Beauty Community PCL	5,336	1,739
Bumrungrad Hospital PCL	197	996
KCE Electronics PCL	307	1,044
Minor International PCL	426	424
		4,203
Turkey 1.0%
Logo Yazilim Sanayi Ve Ticaret A/S (a)	182	2,798
United Arab Emirates 0.4%
Emaar Malls Group PJSC	1,480	1,057
United States of America 0.5%
Globant SA (a)	47	1,574

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Vietnam 0.3%
Vietnam Dairy Products JSC	154	848
Total Common Stocks (cost $267,180)		274,415
PREFERRED STOCKS 1.0%
Colombia 1.0%
Banco Davivienda SA	297	2,964
Total Preferred Stocks (cost $2,815)		2,964
SHORT TERM INVESTMENTS 12.3%
Investment Companies 7.3%
JNL Money Market Fund, 0.34% (f) (g)	21,291	21,291
Securities Lending Collateral 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	14,525	14,525
Total Short Term Investments (cost $35,816)		35,816
Total Investments 107.0% (cost $305,811)		313,195
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (7.0)%		(20,417)
Total Net Assets 100.0%		$292,781

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $9,222 and 3.1%, respectively.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Fu Shou Yuan International Group Ltd.	09/28/15	$3,859	$3,284	1.1%
		$3,859	$3,284	1.1%

The following schedules reflect the derivative investments for JNL/Oppenheimer Emerging Markets Innovator Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
BRL/USD	SSB	01/03/17	BRL	96	$29	$—
GBP/USD	JPM	01/04/17	GBP	104	128	—
HKD/USD	HSB	01/04/17	HKD	5,449	703	—
IDR/USD	SSB	01/03/17	IDR	4,780,383	355	—
IDR/USD	SSB	01/04/17	IDR	716,185	53	—
KES/USD	SCB	01/03/17	KES	694	7	—
KES/USD	SCB	01/04/17	KES	685	7	—
MXN/USD	MSC	01/03/17	MXN	472	23	—
MYR/USD	SSB	01/03/17	MYR	2,403	536	—
MYR/USD	SSB	01/04/17	MYR	103	23	—
PHP/USD	SSB	01/04/17	PHP	9,732	195	—
THB/USD	SSB	01/04/17	THB	8,741	244	—
USD/HKD	CIT	01/03/17	HKD	(885)	(114)	—
USD/HKD	DUB	01/04/17	HKD	(192)	(25)	—
USD/IDR	SSB	01/03/17	IDR	(133,411)	(10)	—
USD/IDR	SSB	01/04/17	IDR	(30,105)	(2)	—
ZAR/USD	JPM	01/03/17	ZAR	4,739	345	4
ZAR/USD	JPM	01/05/17	ZAR	2,095	152	(1)
					$2,649	$3

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 95.6%
China 1.3%
JD.com Inc. - Class A - ADR (a)	915	$23,280
Denmark 0.4%
FLSmidth & Co. A/S (b)	167	6,936
France 6.6%
Kering SA	140	31,297
LVMH Moet Hennessy Louis Vuitton SE	238	45,330
Societe Generale SA	492	24,200
Technip SA	254	18,107
		118,934
Germany 7.3%
Allianz SE	196	32,273
Bayer AG	244	25,472
Linde AG	110	18,027
SAP SE	499	43,136
Siemens AG	106	12,952
		131,860
India 3.4%
DLF Ltd.	14,871	24,338
ICICI Bank Ltd. - ADR	3,173	23,764
Zee Entertainment Enterprises Ltd.	1,999	13,307
		61,409
Italy 1.2%
Brunello Cucinelli SpA (b)	328	7,019
Prysmian SpA	330	8,454
Tod's SpA (b)	93	6,062
		21,535
Japan 14.4%
Dai-Ichi Life Holdings Inc.	1,619	26,915
Fanuc Ltd.	84	14,019
KDDI Corp.	1,074	27,134
Keyence Corp.	53	36,447
Kyocera Corp.	480	23,824
Murata Manufacturing Co. Ltd.	365	48,674
Nidec Corp.	437	37,579
Nintendo Co. Ltd.	43	8,856
Sumitomo Mitsui Financial Group Inc.	402	15,309
Suzuki Motor Corp.	409	14,370
TDK Corp.	106	7,261
		260,388
Netherlands 2.7%
Airbus Group NV	747	49,321
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,568	10,570
Inditex SA	1,137	38,727
		49,297
Sweden 1.4%
Assa Abloy AB - Class B	1,381	25,554
Switzerland 4.3%
Credit Suisse Group AG	510	7,285
Nestle SA	223	16,001
Roche Holding AG	72	16,301
UBS Group AG	2,474	38,687
		78,274
United Kingdom 4.0%
Circassia Pharmaceuticals Plc (a) (b)	3,353	3,884

	Shares/Par†	Value
Earthport Plc (a) (b)	8,926	2,338
International Consolidated Airlines Group SA	1,713	9,282
International Game Technology Plc	597	15,242
Shire Plc	196	11,185
Unilever Plc	768	31,065
		72,996
United States of America 45.9%
3M Co.	172	30,786
ACADIA Pharmaceuticals Inc. (a) (b)	481	13,885
Adobe Systems Inc. (a)	304	31,261
Aetna Inc.	428	53,114
Alphabet Inc. - Class A (a)	61	48,308
Alphabet Inc. - Class C (a)	63	48,801
Anthem Inc.	223	32,010
Biogen Inc. (a)	73	20,820
BioMarin Pharmaceutical Inc. (a)	109	8,992
Bluebird Bio Inc. (a) (b)	105	6,483
Citigroup Inc.	923	54,874
Colgate-Palmolive Co.	671	43,931
Emerson Electric Co.	247	13,766
Facebook Inc. - Class A (a)	329	37,820
Fidelity National Financial Inc.	463	15,725
Gilead Sciences Inc.	267	19,089
Goldman Sachs Group Inc.	148	35,431
Intuit Inc.	368	42,138
Ionis Pharmaceuticals Inc. (a) (b)	294	14,075
MacroGenics Inc. (a)	329	6,716
Maxim Integrated Products Inc.	937	36,130
PayPal Holdings Inc. (a)	426	16,802
S&P Global Inc.	518	55,740
Sage Therapeutics Inc. (a) (b)	192	9,818
Tiffany & Co. (b)	317	24,577
Twitter Inc. (a)	767	12,505
United Parcel Service Inc. - Class B	207	23,759
Vertex Pharmaceuticals Inc. (a)	58	4,270
Walt Disney Co.	369	38,460
Whole Foods Market Inc.	229	7,059
Zimmer Biomet Holdings Inc.	228	23,551
		830,696
Total Common Stocks (cost $1,501,730)		1,730,480
PREFERRED STOCKS 1.9%
Germany 1.9%
Bayerische Motoren Werke AG	449	34,259
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	405
Total Preferred Stocks (cost $33,854)		34,664
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.3%
JNL Money Market Fund, 0.34% (c) (d)	41,905	41,905
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	22,576	22,576
Total Short Term Investments (cost $64,481)		64,481
Total Investments 101.0% (cost $1,600,065)		1,829,625
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (1.0)%		(19,001)
Total Net Assets 100.0%		$1,810,618

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Oppenheimer Global Growth Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/EUR	BOA	01/03/17	EUR	(1,234)	$(1,299)	$(5)
USD/EUR	GSC	01/03/17	EUR	(169)	(178)	(1)
					$(1,477)	$(6)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PIMCO Real Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust
Series 2007-A4-3, REMIC, 5.55%, 05/10/17 (a)	1,235	$1,242
Series 2007-A4-4, REMIC, 5.75%, 07/10/17 (a)	1,743	1,767
Series 2006-A4-3, REMIC, 5.89%, 07/10/44 (a)	26	26
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.24%, 06/25/35 (a)	109	101
Banc of America Re-REMIC Trust
Series 2009-A4A-UB1, RE-REMIC, 5.68%, 05/24/17 (a) (b)	156	156
Series 2010-A4A-UB5, RE-REMIC, 5.74%, 07/17/17 (a) (b)	212	213
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 5.09%, 04/26/17 (a) (b)	980	940
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,694	1,742
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 2.99%, 01/25/36 (a)	467	400
Series 2006-21A1-4, REMIC, 3.04%, 08/25/36 (a)	218	161
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.11%, 12/26/46 (a)	611	507
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, 08/25/35 (a)	34	35
Series 2005-A2-6, REMIC, 2.76%, 08/25/35 (a)	45	46
Series 2005-2A2B-3, REMIC, 3.04%, 08/25/35 (a)	259	178
Series 2007-A3A-AMC2, REMIC, 0.84%, 01/25/37 (a)	83	52
Series 2007-A3A-AHL3, REMIC, 0.82%, 05/25/37 (a)	171	116
Series 2007-22AA-10, REMIC, 3.39%, 09/25/37 (a)	1,171	994
Credit Suisse Commercial Mortgage Trust
Series 2007-A4-C3, REMIC, 5.69%, 06/15/39 (a)	2,277	2,286
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 2.82%, 04/25/34 (a)	119	118
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	828	363
Eurosail-UK 2007-3bl Plc
Series 2007-A2C-3X, 0.68%, 06/13/45, GBP (a)	4	5
Series 2007-A2B-3A, 0.68%, 06/13/45, GBP (a) (b)	16	20
Series 2007-A3C-3A, 1.33%, 06/13/45, GBP (a) (b)	611	714
Series 2007-A3A-3X, 1.33%, 06/13/45, GBP (a)	1,775	2,076
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,581
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.46%, 01/25/35 (a)	137	131
Hillmark Funding
Series 2006-A1-1A, 1.16%, 05/21/21 (a) (b)	1,999	1,987
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB20, REMIC, 5.79%, 08/12/17 (a)	2,528	2,567
JPMorgan Mortgage Acquisition Trust
Series 2007-AV3-CH2, REMIC, 0.88%, 10/25/33 (a)	1,519	1,498
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.92%, 02/25/33 (a)	148	142
Series 2004-2A2-A1, REMIC, 2.88%, 02/25/34 (a)	239	239
Series 2005-2A-2, REMIC, 2.71%, 10/25/35 (a)	282	282
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 0.82%, 05/25/37 (a)	110	70
	Shares/Par†	Value
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.90%, 07/11/17 (a)	2,077	2,109
Navient Student Loan Trust
Series 2016-A-7A, 1.91%, 12/25/28 (a) (b)	2,766	2,795
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.10%, 10/07/20 (a)	1,422	1,424
Series 2010-2A-R3, REMIC, 1.21%, 12/08/20 (a)	2,646	2,658
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	5,587	5,592
Palmer Square CLO Ltd.
Series 2013-A1A-2A, 2.28%, 10/17/25 (a) (b)	3,200	3,190
Race Point VII CLO Ltd.
Series 2012-AR-7A, 1.20%, 11/08/24 (a) (b)	2,500	2,500
RBSCF Trust
Series 2010-CSCA-RR4, REMIC, 5.69%, 07/16/17 (a) (b)	2,096	2,100
Series 2010-CMLA-RR4, REMIC, 6.09%, 08/16/17 (a) (b)	870	877
SLM Student Loan Trust
Series 2008-A-9, 2.38%, 10/25/17 (a)	3,431	3,435
Series 2007-A3-3, REMIC, 0.92%, 04/25/19 (a)	3,905	3,864
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,969	3,945
US Residential Opportunity Fund III Trust
Series 2016-A-3III, 3.60%, 10/27/18 (b)	1,592	1,586
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,850
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.50%, 03/25/33 (a)	77	77
Series 2003-A7-AR5, REMIC, 2.83%, 06/25/33 (a)	210	211
Series 2003-2A-AR9, REMIC, 2.85%, 09/25/33 (a)	195	190
Series 2005-3A1-AR10, REMIC, 3.01%, 08/25/35 (a)	61	57
Series 2005-2A1-AR14, REMIC, 2.96%, 12/25/35 (a)	192	175
Series 2006-1A-AR9, REMIC, 1.57%, 08/25/46 (a)	3,340	2,844
Series 2007-1A-OA4, REMIC, 1.34%, 05/25/47 (a)	449	393
Other Securities		19,410
Total Non-U.S. Government Agency Asset-Backed Securities (cost $90,491)		90,037
CORPORATE BONDS AND NOTES 5.8%
Energy 0.3%
Petrobras Global Finance BV
3.25% - 4.88%, 04/01/19 - 05/20/23, EUR	1,400	1,416
8.38%, 05/23/21	3,100	3,340
6.63%, 01/16/34, GBP	200	214
Petrobras International Finance Co.
5.38% - 7.88%, 03/15/19 - 01/27/21	129	129
Other Securities		213
		5,312
Financials 4.9%
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,900
6.25%, 12/01/17	7,300	7,574
3.25%, 02/13/18	9,700	9,748
Bank of America NA
1.75%, 06/05/18	6,500	6,499
Citigroup Inc.
1.41%, 05/01/17 (a)	18,700	18,714
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,930
Deutsche Bank AG
4.25%, 10/14/21 (b)	7,300	7,321
Goldman Sachs Group Inc.
2.16%, 09/15/20 (a)	5,800	5,854
ING Bank NV
2.63%, 12/05/22 (b)	2,000	1,983

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,748
Mitsubishi UFJ Financial Group Inc.
2.81%, 03/01/21 (a)	2,700	2,794
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	904
9.50%, 03/16/22 (a)	500	508
SLM Corp.
4.63%, 09/25/17	100	102
5.50%, 01/15/19	1,500	1,556
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,980
Other Securities		3,940
		86,157
Health Care 0.1%
Other Securities		2,301
Industrials 0.3%
Hellenic Railways Organization SA
4.03%, 03/17/17, EUR	3,400	3,534
Other Securities		1,098
		4,632
Real Estate 0.2%
Unibail-Rodamco SE
1.65%, 04/16/19 (a)	3,500	3,482
Total Corporate Bonds And Notes (cost $102,202)		101,884
GOVERNMENT AND AGENCY OBLIGATIONS 105.3%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.15%, 08/15/33 (a)	755	756
Series T-1A1-62, REMIC, 1.74%, 10/25/44 (a)	352	361
Series T-1A1-63, REMIC, 1.74%, 02/25/45 (a)	269	273
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 0.82%, 07/25/37 (a)	166	163
		1,553
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corp.
2.72% - 2.92%, 07/01/36 - 10/01/36 (a)	603	636
1.15%, 09/15/42	7,112	7,077
Federal National Mortgage Association
2.77% - 3.26%, 11/01/35 - 06/01/36 (a)	105	110
TBA, 3.00%, 02/15/47 (c)	23,000	22,797
TBA, 3.50%, 02/15/47 (c)	33,000	33,752
		64,372
Municipal 0.0%
Other Securities		275
Sovereign 2.4%
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,022
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (d)	77,600	21,390
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	892	886
3.00%, 02/24/23 - 02/24/26, EUR (e)	17	14
3.00%, 02/24/29 - 02/24/42, EUR (e)	1,101	748
Hellenic Republic Government International Bond
4.50%, 07/03/17, JPY	170,000	1,425
Mexico Bonos
4.75%, 06/14/18, MXN	41,790	1,958
7.75%, 05/29/31, MXN	83,963	4,043
Mexico Bonos de Proteccion al Ahorro
6.32%, 01/04/18, MXN (a)	194,700	9,649
		42,135
Treasury Inflation Indexed Securities 97.9%
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (f)	3,585	4,299
1.85%, 07/25/27, EUR (f)	721	969
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/24, EUR (b) (f)	7,836	9,411
3.10%, 09/15/26, EUR (f)	427	549
	Shares/Par†	Value
2.55%, 09/15/41, EUR (f)	383	505
Japan Government CPI Indexed Bond
0.10%, 03/10/24, JPY (f)	327,360	2,948
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (g)	14,500	10,587
3.00%, 09/20/30, NZD (g)	2,500	1,980
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (f) (h)	1,154	1,184
0.13%, 04/15/18 (f) (h)	13,269	13,390
1.38%, 07/15/18 (f) (h)	1,222	1,268
0.13%, 04/15/19 (f)	26,409	26,738
1.88%, 07/15/19 (c) (f) (h)	21,963	23,385
1.38%, 01/15/20 (f) (h)	91,663	96,398
0.13%, 04/15/20 (c) (f)	101,695	102,745
1.25%, 07/15/20 (c) (f)	43,649	46,096
0.13%, 04/15/21 (f) (h)	40,593	40,822
0.63%, 07/15/21 (f) (h)	77,168	79,623
0.13%, 01/15/22 (c) (f) (h)	168,534	168,803
0.13%, 07/15/22 (c) (f)	134,738	135,065
0.13%, 01/15/23 (f)	85,246	84,607
0.38%, 07/15/23 (c) (f)	31,141	31,416
0.63%, 01/15/24 (c) (f)	36,456	37,092
0.13%, 07/15/24 (f) (h)	22,534	22,135
0.25%, 01/15/25 (f) (h)	30,893	30,378
2.38%, 01/15/25 (c) (f)	191,424	219,764
0.38%, 07/15/25 (f)	5,790	5,758
0.63%, 01/15/26 (f) (h)	8,729	8,804
2.00%, 01/15/26 (f)	20,705	23,322
0.13%, 07/15/26 (f)	2,602	2,516
1.75%, 01/15/28 (c) (f)	14,931	16,668
3.63%, 04/15/28 (f)	44,388	58,357
2.50%, 01/15/29 (c) (f)	55,022	66,354
3.88%, 04/15/29 (f)	51,994	71,074
2.13%, 02/15/40 (c) (f)	44,411	54,988
2.13%, 02/15/41 (f)	6,292	7,830
0.75%, 02/15/42 (f) (h)	11,896	11,258
0.63%, 02/15/43 (f) (h)	2,860	2,617
1.38%, 02/15/44 (c) (f)	99,333	108,365
1.00%, 02/15/46 (c) (f) (h)	48,510	48,697
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (f)	5,141	7,452
0.13%, 03/22/26, GBP (f)	1,128	1,679
0.13%, 03/22/44, GBP (f)	7,242	14,088
0.13%, 03/22/46, GBP (f)	5,732	11,478
0.13%, 03/22/58, GBP (f)	228	567
Other Securities		540
		1,714,569
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	477	515
U.S. Treasury Securities 1.2%
U.S. Treasury Note
1.75%, 11/30/21	12,490	12,384
2.13%, 12/31/21 (c)	700	705
2.00%, 02/15/25 (c) (h)	5,630	5,472
2.00%, 11/15/26	2,400	2,305
		20,866
Total Government And Agency Obligations (cost $1,856,222)		1,844,285
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		595
Total Preferred Stocks (cost $500)		595
OTHER EQUITY INTERESTS 0.0%
Other Securities		6
Total Other Equity Interests (cost $0)		6
SHORT TERM INVESTMENTS 9.8%
Certificates of Deposit 3.6%
Barclays Bank Plc, 1.74%, 11/06/17 (a)	6,000	6,005
Barclays Bank Plc, 1.75%, 09/08/17 (a)	4,500	4,507
Credit Suisse AG, 1.75%, 09/12/17 (a)	8,900	8,912

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Mitsubishi UFJ Trust & Banking Corp., 1.71%, 09/19/17 (a)	3,400	3,406
Natixis, 1.69%, 09/25/17 (a)	11,900	11,940
Norinchukin Bank, 1.59%, 10/11/17 (a)	12,500	12,529
Sumitomo Mitsui Banking Corp., 1.66%, 09/15/17 (a)	4,600	4,608
Sumitomo Mitsui Trust Bank Ltd., 1.57%, 10/06/17 (a)	3,600	3,606
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 09/18/17 (a)	7,700	7,715
		63,228
Treasury Securities 5.2%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/17, BRL	161,000	47,943
Japan Treasury Bill
0.00%, 01/10/17, JPY	2,910,000	24,900
0.00%, 02/06/17, JPY	1,580,000	13,522
Mexico Cetes
0.28%, 02/02/17, MXN	1,010	485
U.S. Treasury Bill
0.46%, 02/23/17 (h)	666	666
0.43% - 0.45%, 01/19/17 - 03/09/17 (h)	2,842	2,842
		90,358
	Shares/Par†	Value
U.S. Government Agency Obligations 1.0%
Federal Home Loan Bank
0.48%, 02/07/17 (i)	17,500	17,491
Total Short Term Investments (cost $176,629)		171,077
Total Investments 126.1% (cost $2,226,044)		2,207,884
Total Forward Sales Commitments (0.3)% (proceeds $5,889)		(5,957)
Total Purchased Options 0.5% (cost $5,720)		8,170
Other Derivative Instruments (0.5)%		(8,194)
Other Assets and Liabilities, Net (25.8)%		(450,928)
Total Net Assets 100.0%		$1,750,975

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $65,671 and 3.8%, respectively.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $1,178,193.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Treasury inflation indexed note, par amount is not adjusted for inflation.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(6,000)	$(5,957)
Total Government And Agency Obligations (proceeds $5,889)		(5,957)
Total Forward Sales Commitments (0.3%) (proceeds $5,889)		$(5,957)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $5,889.

The following schedules reflect the derivative investments for JNL/PIMCO Real Return Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bobl Future	(64)	March 2017	EUR	(8,474)	$5	$(83)
Euro-BTP Future	(100)	March 2017	EUR	(13,315)	30	(229)
Euro-Bund Future	45	March 2017	EUR	7,291	(21)	99
Euro-OAT Future	(82)	March 2017	EUR	(12,324)	39	(131)
U.K. Long Gilt Future	(33)	March 2017	GBP	(4,083)	2	(85)
U.S. Treasury Long Bond Future	(240)	March 2017		(36,438)	(180)	281
U.S. Treasury Note Future, 10-Year	413	March 2017		51,148	142	180
U.S. Treasury Note Future, 2-Year	(23)	March 2017		(4,990)	(2)	6
U.S. Treasury Note Future, 5-Year	121	March 2017		14,112	20	126
					$35	$164

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	2.00%	12/16/20	11,700	$(11)	$219
3-Month LIBOR	Receiving	1.50%	12/21/21	2,700	(3)	20
3-Month LIBOR	Receiving	2.80%	10/28/25	5,380	(17)	12
3-Month LIBOR	Receiving	1.85%	07/27/26	8,000	(25)	312
3-Month LIBOR	Receiving	2.00%	07/27/26	21,600	(67)	701
3-Month LIBOR	Receiving	1.75%	12/21/26	43,890	(143)	3,641
3-Month LIBOR	Receiving	2.25%	12/21/46	2,400	(26)	(97)
3-Month LIBOR	Receiving	2.75%	12/19/48	10,900	(131)	(332)
3-Month LIBOR	Paying	1.25%	06/15/18	12,700	1	(70)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Paying	2.50%	12/19/23		48,800	131	469
6-Month British Bankers' Association Yen LIBOR	Receiving	1.50%	12/21/45	JPY	50,000	1	59
6-Month GBP LIBOR	Receiving	0.75%	03/15/27	GBP	30,100	49	676
6-Month GBP LIBOR	Receiving	2.00%	09/16/45	GBP	15,660	65	(4,711)
6-Month GBP LIBOR	Receiving	1.75%	03/15/47	GBP	3,550	14	(239)
6-Month GBP LIBOR	Receiving	1.50%	03/15/47	GBP	3,850	15	(324)
France CPI Excluding Tobacco	Receiving	0.89%	11/15/18	EUR	3,400	—	24
Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/17	EUR	17,200	3	67
Harmonised Index of Consumer Prices	Receiving	0.63%	09/15/18	EUR	5,900	1	39
Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/18	EUR	5,400	1	37
Harmonised Index of Consumer Prices	Receiving	0.88%	11/15/18	EUR	4,400	2	29
Harmonised Index of Consumer Prices	Receiving	0.81%	04/15/21	EUR	12,650	6	206
Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/21	EUR	12,200	6	181
Harmonised Index of Consumer Prices	Receiving	1.17%	12/15/21	EUR	1,970	1	3
Harmonised Index of Consumer Prices	Paying	0.83%	05/15/18	EUR	16,100	—	(113)
Harmonised Index of Consumer Prices	Paying	1.39%	12/15/26	EUR	11,400	(13)	(88)
Mexican Interbank Rate	Paying	5.61%	07/07/21	MXN	7,800	—	(8)
Mexican Interbank Rate	Paying	7.03%	11/10/21	MXN	30,000	1	(32)
Mexican Interbank Rate	Paying	7.35%	11/17/21	MXN	12,300	—	(6)
Mexican Interbank Rate	Paying	8.04%	12/17/26	MXN	73,600	4	28
Mexican Interbank Rate	Paying	8.30%	12/11/31	MXN	18,800	1	10
U.K. Retail Price Index	Receiving	3.59%	10/15/46	GBP	2,600	24	33
U.K. Retail Price Index	Paying	3.19%	04/15/30	GBP	2,700	(11)	28
U.K. Retail Price Index	Paying	3.35%	05/15/30	GBP	4,400	(18)	(120)
U.K. Retail Price Index	Paying	3.40%	06/15/30	GBP	5,400	(22)	(9)
U.K. Retail Price Index	Paying	3.33%	08/15/30	GBP	11,800	(49)	(256)
U.K. Retail Price Index	Paying	3.28%	09/15/30	GBP	3,900	(16)	27
U.K. Retail Price Index	Paying	3.30%	12/15/30	GBP	3,600	(15)	22
U.K. Retail Price Index	Paying	3.14%	04/15/31	GBP	6,600	(28)	43
U.K. Retail Price Index	Paying	3.10%	06/15/31	GBP	7,200	(31)	(33)
U.K. Retail Price Index	Paying	3.53%	10/15/31	GBP	920	(4)	(12)
U.K. Retail Price Index	Paying	3.62%	10/15/31	GBP	6,520	(29)	55
US CPURNSA	Receiving	2.25%	07/15/17		16,000	8	6
US CPURNSA	Receiving	2.02%	08/19/17		43,200	36	72
US CPURNSA	Receiving	2.03%	11/23/20		6,700	2	43
US CPURNSA	Receiving	2.02%	11/25/20		6,300	2	41
US CPURNSA	Receiving	2.50%	07/15/22		20,800	6	87
US CPURNSA	Paying	1.45%	01/15/17		17,300	—	26
						$(279)	$766

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[2]
CDX.NA.HY.27	5.00%	12/20/21	2,600	$(161)	$(2)	$(63)
CDX.NA.IG.27	1.00%	12/20/21	16,500	(250)	(3)	(18)
				$(411)	$(5)	$(81)

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
3-Month Sterling Interest Rate Future	480	GBP	98.50	06/21/17	$—	$(29)
3-Month Sterling Interest Rate Future	(480)	GBP	98.00	06/21/17	—	8
					$—	$(21)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	105.00	02/24/17	166	$—
10-Year U.S. Treasury Note Future	Put	104.00	02/24/17	197	—
5-Year U.S. Treasury Note Future	Put	101.00	02/24/17	86	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
5-Year U.S. Treasury Note Future	Put	104.00	02/24/17	12	—
5-Year U.S. Treasury Note Future	Put	105.00	02/24/17	17	—
5-Year U.S. Treasury Note Future	Put	93.00	03/24/17	25	—
U.S. Treasury Long Bond Future	Call	195.00	02/24/17	240	—
					$1

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional1/ Contracts†	Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Call	2.15%	06/15/18	2,800,000	$131
3-Month LIBOR ‡	DUB	Call	2.15	06/15/18	6,900,000	322
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	2,800,000	455
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	6,900,000	1,121
3-Month LIBOR ‡	DUB	Put	2.86	10/23/18	6,700,000	594
3-Month LIBOR ‡	MSC	Put	2.59	12/10/18	2,800,000	335
3-Month LIBOR ‡	MSC	Put	2.61	11/15/18	2,800,000	324
3-Month LIBOR ‡	MSC	Put	2.61	10/17/18	9,100,000	1,034
3-Month LIBOR ‡	MSC	Put	1.20	02/13/17	116,400,000	80
3-Month LIBOR ‡	MSC	Put	2.77	07/16/18	40,700,000	1,341
3-Month LIBOR ‡	MSC	Put	2.72	07/16/18	31,100,000	1,075
3-Month LIBOR ‡	MSC	Put	2.60	03/29/19	10,800,000	1,357
						$8,169

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	122.50	01/27/17	82	$(14)
10-Year U.S. Treasury Note Future	Put	122.50	01/27/17	4	(1)
					$(15)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional1/ Contracts†		Value
Credit Default Swaptions
iTraxx Europe Series 26	BOA	Put	1.00%	02/15/17	EUR	1,800,000	$—
iTraxx Europe Series 26	BOA	Put	1.00	03/15/17	EUR	6,400,000	(5)
iTraxx Europe Series 26	CGM	Put	1.00	02/15/17	EUR	1,500,000	—
							$(5)
Foreign Currency Options
British Pound versus USD	BOA	Call	1.30	01/27/17	GBP	9,741,000	$(7)
British Pound versus USD	BOA	Call	1.30	01/27/17	GBP	2,629,000	(2)
							$(9)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24		19,400,000	$(13)
Floor - CPURNSA Index	BNP	Call	0.00	03/01/18		2,800,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	DUB	Call	0.00	01/22/18		3,700,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20		21,100,000	(111)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20		8,600,000	(56)
Floor - CPURNSA Index	JPM	Call	4.00	05/16/24		1,700,000	(1)
							$(181)
Interest Rate Swaptions
3-Month LIBOR	DUB	Put	2.50%	10/23/18		33,600,000	$(713)
3-Month LIBOR	MSC	Put	2.25	10/17/18		42,300,000	(1,127)
3-Month LIBOR	MSC	Put	2.25	11/15/18		13,000,000	(358)
3-Month LIBOR	MSC	Put	2.25	12/10/18		13,000,000	(366)
3-Month LIBOR	MSC	Put	2.30	03/29/19		51,000,000	(1,515)
							$(4,079)

Summary of Written Options
	Number of Contracts†	Notional† AUD	Notional† EUR	Notional† GBP	Notional† USD	Premiums

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Options outstanding at December 31, 2015	—	—	—	—	191,900,000	3,019
Options written during the year	2,836	3,810,000	171,412,000	12,370,000	794,238,000	6,837
Options closed during the year	(1,200)	(3,810,000)	(38,800,000)	—	(373,110,000)	(3,480)
Options expired during the year	(1,550)	—	(122,912,000)	—	(399,728,000)	(2,660)
Options outstanding at December 31, 2016	86	—	9,700,000	12,370,000	213,300,000	3,716

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	ANZ	01/06/17	AUD	10,877	$7,849	$20
AUD/USD	CIT	02/14/17	AUD	5,393	3,888	(269)
BRL/USD	BNP	01/04/17	BRL	17,108	5,255	118
BRL/USD	DUB	01/04/17	BRL	38,000	11,672	(36)
BRL/USD	DUB	01/04/17	BRL	23,165	7,115	148
BRL/USD	JPM	01/04/17	BRL	31,700	9,736	475
BRL/USD	MSC	01/04/17	BRL	4,805	1,476	62
BRL/USD	SCB	01/04/17	BRL	2,348	721	25
BRL/USD	DUB	02/02/17	BRL	15,765	4,799	136
EUR/USD	BNP	01/06/17	EUR	955	1,005	(11)
EUR/USD	BOA	01/06/17	EUR	26,621	28,027	341
EUR/USD	UBS	01/06/17	EUR	3,256	3,428	(90)
INR/USD	UBS	01/17/17	INR	544,108	8,005	(55)
INR/USD	UBS	04/20/17	INR	303,357	4,414	6
JPY/USD	ANZ	01/06/17	JPY	189,600	1,623	(53)
JPY/USD	BNP	01/06/17	JPY	317,400	2,716	(78)
JPY/USD	JPM	01/06/17	JPY	511,007	4,373	26
JPY/USD	UBS	01/06/17	JPY	802,400	6,867	(181)
MXN/USD	DUB	02/13/17	MXN	11,873	569	(9)
MXN/USD	JPM	02/13/17	MXN	89,706	4,302	63
MXN/USD	SCB	02/13/17	MXN	2,181	105	(2)
NZD/USD	ANZ	01/06/17	NZD	18,643	12,950	22
RUB/USD	BOA	02/22/17	RUB	184,398	2,975	93
RUB/USD	CSI	02/22/17	RUB	91,656	1,478	1
SGD/USD	SCB	01/17/17	SGD	5,717	3,947	1
USD/AUD	UBS	01/06/17	AUD	(10,877)	(7,849)	263
USD/AUD	ANZ	02/02/17	AUD	(10,877)	(7,843)	(19)
USD/BRL	BNP	01/04/17	BRL	(17,108)	(5,255)	(970)
USD/BRL	DUB	01/04/17	BRL	(61,165)	(18,787)	(3,409)
USD/BRL	JPM	01/04/17	BRL	(31,700)	(9,737)	(2,280)
USD/BRL	MSC	01/04/17	BRL	(4,805)	(1,476)	(12)
USD/BRL	SCB	01/04/17	BRL	(2,348)	(721)	(1)
USD/BRL	BNP	04/04/17	BRL	(39,800)	(11,927)	(551)
USD/BRL	JPM	04/04/17	BRL	(121,200)	(36,322)	(1,386)
USD/BRL	BNP	01/03/18	BRL	(5,060)	(1,426)	(25)
USD/BRL	DUB	01/03/18	BRL	(63,400)	(17,871)	(208)
USD/BRL	JPM	01/03/18	BRL	(9,140)	(2,576)	(50)
USD/CNY	BNP	02/15/17	CNY	(84,699)	(12,166)	188
USD/CNY	CIT	02/15/17	CNY	(110,141)	(15,820)	344
USD/EUR	BNP	01/06/17	EUR	(30,631)	(32,249)	239
USD/EUR	SCB	01/06/17	EUR	(201)	(212)	—
USD/EUR	BOA	02/02/17	EUR	(26,621)	(28,069)	(344)
USD/GBP	BNP	01/06/17	GBP	(28,932)	(35,660)	600
USD/INR	BNP	01/17/17	INR	(144,785)	(2,130)	12
USD/INR	DUB	01/17/17	INR	(95,966)	(1,412)	8
USD/INR	UBS	01/17/17	INR	(303,357)	(4,463)	(7)
USD/JPY	SCB	01/06/17	JPY	(1,820,407)	(15,578)	712
USD/JPY	CIT	01/10/17	JPY	(1,080,000)	(9,245)	1,238
USD/JPY	DUB	01/10/17	JPY	(1,830,000)	(15,664)	2,422
USD/JPY	JPM	02/02/17	JPY	(511,007)	(4,380)	(28)
USD/JPY	BNP	02/06/17	JPY	(350,000)	(3,000)	342
USD/JPY	CIT	02/06/17	JPY	(1,230,000)	(10,545)	1,195
USD/MXN	SCB	02/02/17	MXN	(10,019)	(481)	7
USD/MXN	BOA	02/13/17	MXN	(63,759)	(3,057)	265
USD/MXN	CIT	02/13/17	MXN	(29,364)	(1,408)	14
USD/MXN	JPM	02/13/17	MXN	(155,889)	(7,476)	732
USD/MXN	SCB	02/13/17	MXN	(14,184)	(680)	15
USD/NZD	BOA	01/06/17	NZD	(18,643)	(12,950)	247
USD/NZD	ANZ	02/02/17	NZD	(18,643)	(12,937)	(21)
USD/SGD	BOA	01/17/17	SGD	(5,717)	(3,947)	106
USD/SGD	SCB	03/17/17	SGD	(5,717)	(3,946)	(1)
					$(219,970)	$390

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
France CPI Excluding Tobacco	Paying	BNP	1.14%	08/15/26	EUR	2,500	$—	$(107)
France CPI Excluding Tobacco	Paying	CGM	1.68%	06/15/25	EUR	4,700	—	210
Harmonised Index of Consumer Prices	Receiving	BNP	0.55%	10/15/17	EUR	2,100	—	2
Harmonised Index of Consumer Prices	Receiving	BNP	0.81%	04/15/21	EUR	2,900	—	66
Harmonised Index of Consumer Prices	Paying	CGM	1.18%	05/15/26	EUR	1,300	—	(41)
Harmonised Index of Consumer Prices	Paying	CGM	1.18%	05/15/26	EUR	1,500	—	(47)
U.K. Retail Price Index	Paying	BOA	3.43%	06/15/30	GBP	1,800	1	1
U.K. Retail Price Index	Paying	CSI	3.40%	06/15/30	GBP	2,700	(2)	(16)
U.K. Retail Price Index	Paying	JPM	3.40%	06/15/30	GBP	5,600	(3)	(35)
U.K. Retail Price Index	Paying	UBS	3.32%	05/15/30	GBP	5,000	—	(101)
US CPURNSA	Paying	BOA	1.50%	01/15/17		1,080	—	(2)
US CPURNSA	Paying	BOA	1.54%	01/15/17		8,000	—	(9)
US CPURNSA	Receiving	BOA	1.01%	10/16/17		3,700	—	46
US CPURNSA	Receiving	BOA	1.57%	06/07/18		2,500	—	19
US CPURNSA	Receiving	CIT	2.25%	07/15/17		16,600	4	(868)
US CPURNSA	Receiving	DUB	2.32%	11/16/17		12,300	—	(638)
US CPURNSA	Receiving	DUB	2.50%	07/15/22		5,700	129	(611)
US CPURNSA	Receiving	DUB	2.56%	05/08/23		11,800	—	(1,009)
US CPURNSA	Paying	JPM	1.41%	01/15/17		8,700	—	(21)
US CPURNSA	Paying	JPM	1.55%	01/15/17		31,300	—	(32)
US CPURNSA	Paying	JPM	2.00%	04/15/17		3,930	—	(12)
US CPURNSA	Paying	JPM	1.73%	07/26/21		4,500	—	(100)
US CPURNSA	Receiving	JPM	1.55%	07/26/21		4,500	—	140
US CPURNSA	Receiving	JPM	1.60%	09/12/21		3,550	—	98

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional[1]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
US CPURNSA	Paying	JPM	1.80%	09/12/26	3,550	—	(168)
US CPURNSA	Paying	JPM	1.78%	09/15/26	3,100	(3)	(150)
US CPURNSA	Paying	MSC	2.06%	05/12/25	23,000	—	(171)
US CPURNSA	Paying	MSC	1.81%	09/20/26	1,400	—	(67)
						$126	$(3,623)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[3]
CMBX.NA.AAA.8	DUB	N/A	0.50%	10/17/57	$(4,400)	$(50)	$(229)	$179
CMBX.NA.AAA.8	MLP	N/A	0.50%	10/17/57	(1,000)	(12)	(70)	58
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	2.51%	1.00%	06/20/21	(400)	(25)	(35)	10
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	2.51%	1.00%	06/20/21	(1,100)	(69)	(76)	7
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	2.51%	1.00%	06/20/21	(800)	(50)	(69)	19
Federative Republic of Brazil, 4.25%, 01/07/25	JPM	2.51%	1.00%	06/20/21	(600)	(38)	(42)	4
Russian Federation, 7.50%, 03/31/30	JPM	1.62%	1.00%	06/20/21	(1,200)	(31)	(74)	43
United Mexican States, 5.95%, 03/19/19	BNP	1.41%	1.00%	06/20/21	(7,200)	(121)	(182)	61
United Mexican States, 5.95%, 03/19/19	BOA	1.41%	1.00%	06/20/21	(2,100)	(35)	(53)	18
United Mexican States, 5.95%, 03/19/19	CGM	1.41%	1.00%	06/20/21	(500)	(8)	(12)	4
United Mexican States, 5.95%, 03/19/19	CSI	1.41%	1.00%	06/20/21	(4,600)	(78)	(120)	42
United Mexican States, 5.95%, 03/19/19	DUB	1.41%	1.00%	06/20/21	(1,900)	(32)	(46)	14
					$(25,800)	$(549)	$(1,008)	$459

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PIMCO Total Return Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.06%, 02/25/36 (a)	16,447	$15,432
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 1.23%, 10/25/35 (a)	13,867	13,753
Ares Enhanced Loan Investment Strategy IR Ltd.
Series 2013-A1BR-IRAR, 2.28%, 07/23/25 (a) (b)	11,300	11,312
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.12%, 01/30/24 (a) (b)	14,600	14,594
Series 2012-A1LR-1A, 1.98%, 08/15/24 (a) (b)	10,813	10,801
Banc of America Commercial Mortgage Trust
Series 2007-A4-3, REMIC, 5.55%, 05/10/17 (a)	2,313	2,326
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.25%, 02/20/35 (a)	1,289	1,263
Series 2005-A1-D, REMIC, 3.03%, 05/25/35 (a)	14,899	15,204
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	14	14
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	11,000	11,155
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 5.09%, 04/26/17 (a) (b)	306	294
Series 2012-6A6-RR1, REMIC, 0.75%, 03/26/18 (a) (b)	15,670	11,027
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	2,131	2,192
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,260	1,064
Series 2010-5A3-RR11, REMIC, 3.70%, 03/27/37 (a) (b)	8,881	6,267
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	6,048	4,849
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 2.99%, 05/25/35 (a)	337	324
Series 2005-22A1-7, REMIC, 3.15%, 09/25/35 (a)	218	186
Series 2005-26A1-7, REMIC, 3.51%, 09/25/35 (a)	15,054	11,237
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-PW15, REMIC, 5.33%, 02/11/17	67	67
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.01%, 01/26/36 (a)	698	547
Series 2007-2A1-R6, REMIC, 3.11%, 12/26/46 (a)	420	349
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.06%, 03/25/37 (a) (b)	2,947	2,805
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.91%, 04/25/34 (a)	2,861	2,656
Series 2004-M1-3, REMIC, 1.51%, 06/25/34 (a)	189	176
Series 2007-1A-2, REMIC, 0.90%, 10/25/35 (a)	6,349	4,902
Series 2005-M3-BC5, REMIC, 1.26%, 12/25/35 (a)	5,000	4,394
Series 2007-1A-9, REMIC, 0.96%, 02/25/36 (a)	14,987	11,438
Series 2006-1A-26, REMIC, 0.90%, 06/25/37 (a)	8,442	6,901
Series 2007-1A-13, REMIC, 1.60%, 06/25/36 (a)	2,926	2,540
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.17%, 03/25/32 (a) (b)	35	32
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	5,148	5,221
Series 2010-4A4-18R, REMIC, 2.76%, 04/26/38 (a) (b)	3,445	3,378
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,628	1,951
CSMC Trust
Series 2014-A1-RPL2, REMIC, 3.50%, 03/25/54 (a) (b)	14,124	14,029
	Shares/Par†	Value
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.22%, 04/25/36 (a)	5,400	4,668
Series 2005-2AV-17, REMIC, 1.00%, 05/25/36 (a)	7,774	7,493
Series 2006-2A3-17, REMIC, 1.00%, 03/25/47 (a)	6,698	4,358
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.05%, 06/26/35 (a) (b)	2,412	2,395
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.05%, 01/15/25 (a) (b)	12,200	12,189
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.21%, 12/24/23 (a) (b)	13,500	13,482
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.15%, 07/15/17 (a) (b)	5,000	5,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB18, REMIC, 5.44%, 01/12/17	231	231
Series 2007-A3-LDPX, REMIC, 5.42%, 02/15/17	1,562	1,563
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,155
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.00%, 05/25/36 (a)	8,174	7,760
Series 2007-MV6-CH1, REMIC, 1.31%, 11/25/36 (a)	2,414	1,887
Series 2007-MV1-CH2, REMIC, 1.04%, 01/25/37 (a)	4,800	3,657
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.84%, 05/25/33 (a)	289	284
Series 2005-2A3-A6, REMIC, 1.14%, 08/25/35 (a)	4,890	4,702
Series 2005-3A-2, REMIC, 1.62%, 10/25/35 (a)	67	63
Series 2005-1A-2, REMIC, 2.23%, 10/25/35 (a)	5,907	5,876
Series 2005-5A-3, REMIC, 1.01%, 11/25/35 (a)	118	108
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 6.85%, 07/12/17 (a)	6,178	6,253
Series 2007-A4-6, REMIC, 5.48%, 03/12/51 (a)	1,102	1,105
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.99%, 04/12/17 (a) (b)	18,807	18,852
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 1.73%, 03/25/35 (a)	459	443
Series 2006-A3-FR3, REMIC, 1.01%, 05/25/36 (a)	3,877	2,334
Series 2007-A2A-HE1, REMIC, 0.82%, 12/25/36 (a)	273	90
SLM Student Loan Trust
Series 2008-A-9, 2.38%, 10/25/17 (a)	4,081	4,086
Other Securities		470,075
Total Non-U.S. Government Agency Asset-Backed Securities (cost $781,748)		784,789
CORPORATE BONDS AND NOTES 25.3%
Consumer Discretionary 0.2%
Other Securities		7,652
Consumer Staples 0.1%
Other Securities		4,745
Energy 1.7%
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	10,000	12,594
Other Securities		49,834
		62,428
Financials 18.9%
Bank of America Corp.
2.63% - 4.13%, 04/19/21 - 01/22/24	8,500	8,614
Bank of America NA
1.30%, 05/08/17 (a)	4,300	4,304
6.00%, 10/15/36	3,200	3,855
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,293

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
7.75%, 04/10/23 (a)	12,800	13,458
Barclays Plc
2.99%, 08/10/21 (a)	10,600	10,862
BPCE SA
12.50%, (callable at 100 beginning 09/30/19) (c) (d) (e)	5,600	6,836
Cantor Fitzgerald LP
6.50%, 06/17/22 (c) (e)	11,100	11,841
Capital One NA
2.06%, 08/17/18 (a)	22,500	22,741
Credit Suisse Group Funding Guernsey Ltd.
3.45% - 3.80%, 04/16/21 - 06/09/23	14,800	14,818
3.75%, 03/26/25	18,350	18,048
Deutsche Bank AG
2.79%, 05/10/19 (a)	21,100	21,410
4.25%, 10/14/21 (b)	6,900	6,920
Ford Motor Credit Co. LLC
1.66%, 01/17/17 (a)	19,200	19,205
4.25%, 02/03/17	3,695	3,704
1.47% - 1.82%, 09/08/17 - 01/09/18 (a)	6,400	6,415
2.94%, 01/08/19	6,200	6,269
ING Bank NV
2.63%, 12/05/22 (b)	11,800	11,698
JPMorgan Chase & Co.
0.82%, 05/30/17, GBP (a)	9,700	11,932
2.41%, 03/01/21 (a)	6,500	6,700
2.55% - 4.50%, 06/23/20 - 05/13/24	31,160	31,447
3.90%, 07/15/25	10,700	10,988
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,231
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (b) (d)	40,900	54,499
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (d) (f)	400	515
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	1,958
6.88%, 04/25/18	5,000	5,314
National Australia Bank Ltd.
1.52%, 07/23/18 (a) (b)	11,200	11,234
2.25%, 03/16/21 (b) (g)	10,800	10,689
SLM Corp.
8.45%, 06/15/18	11,002	11,855
Sumitomo Mitsui Financial Group Inc.
2.63%, 03/09/21 (a)	3,700	3,806
2.93%, 03/09/21	4,100	4,118
Svenska Handelsbanken AB
2.40%, 10/01/20	22,700	22,635
UBS Group AG
3.00%, 04/15/21 (b)	19,700	19,694
UBS Group Funding Jersey Ltd.
2.42%, 02/01/22 (a) (b)	4,800	4,878
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 02/23/17) (d)	2,100	2,061
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (d)	15,300	15,989
1.34%, 04/22/19 (a) (g)	1,100	1,098
2.55%, 12/07/20	4,200	4,201
Wells Fargo Bank NA
1.60%, 12/06/19 (a)	6,500	6,516
Other Securities		269,403
		710,052
Financials 0.1%
Other Securities		2,840
Health Care 0.8%
Other Securities		31,188
Industrials 0.6%
Other Securities		23,588
Information Technology 0.4%
Other Securities		15,595
Real Estate 0.7%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,698
	Shares/Par†	Value
Other Securities		12,536
		24,234
Telecommunication Services 1.1%
Verizon Communications Inc.
2.71%, 09/14/18 (a)	2,300	2,351
3.00% - 3.65%, 09/14/18 - 11/01/21	11,100	11,357
3.50%, 11/01/24	15,500	15,431
Other Securities		10,657
		39,796
Utilities 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,821
7.38%, 11/01/22	6,000	5,730
7.63%, 11/01/24 (g)	2,100	1,937
Other Securities		6,886
		27,374
Total Corporate Bonds And Notes (cost $955,509)		949,492
VARIABLE RATE SENIOR LOAN INTERESTS 0.0% (a)
Consumer Discretionary 0.0%
Other Securities		1,156
Total Variable Rate Senior Loan Interests (cost $1,154)		1,156
GOVERNMENT AND AGENCY OBLIGATIONS 92.3%
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corp.
Series JZ-1507, REMIC, 7.00%, 05/15/23	55	60
Series F-2266, REMIC, 1.15%, 11/15/30 (a)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	5,274	5,647
Series T-A1-75, REMIC, 0.80%, 12/25/36 (a)	420	418
Series BF-4611, REMIC, 1.10%, 06/15/41 (a)	15,980	15,954
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,503	4,616
Series T-1A1-63, REMIC, 1.74%, 02/25/45 (a)	43	44
Federal National Mortgage Association
Series 2003-KP-25, REMIC, 5.00%, 04/25/33	115	126
Series 2006-3A2-5, REMIC, 2.86%, 05/25/35 (a)	45	47
Series 2007-A1-73, REMIC, 0.82%, 07/25/37 (a)	301	295
Series 2010-FD-135, REMIC, 1.26%, 06/25/39 (a)	5,389	5,406
Series 2003-1A1-W1, REMIC, 6.50%, 12/25/42 (a)	35	39
Series 2004-5AF-W2, REMIC, 1.11%, 03/25/44 (a)	152	152
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.13%, 07/20/65 (a)	10,601	10,449
Series 2015-FK-H19, REMIC, 1.13%, 08/20/65 (a)	9,613	9,473
Series 2015-FB-H20, REMIC, 1.13%, 08/20/65 (a)	7,795	7,680
Series 2015-FC-H22, REMIC, 1.13%, 09/20/65 (a)	11,252	11,082
Series 2015-FA-H23, REMIC, 1.15%, 09/20/65 (a)	14,289	14,089
Series 2015-FM-H10, REMIC, 0.98%, 04/20/65 (a)	4,713	4,679
Series 2015-FA-H09, REMIC, 1.15%, 04/20/65 (a)	5,149	5,080
Series 2016-FG-H20, REMIC, 1.23%, 08/20/66 (a)	13,701	13,762
		109,099
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Series X1-K023, REMIC, 1.29%, 08/25/22 (a)	30,025	1,752
Mortgage-Backed Securities 52.3%
Federal Home Loan Mortgage Corp.
5.50% - 6.00%, 05/01/26 - 08/01/26	421	473
2.90%, 07/01/27 (a)	-	1
5.50% - 6.00%, 07/01/27 - 08/15/40	8,496	9,545
TBA, 4.50%, 01/15/47 (h)	13,000	13,949
TBA, 6.00%, 01/15/47 (h)	1,000	1,129
TBA, 3.50%, 02/15/47 (h)	54,000	55,176
TBA, 4.00%, 02/15/47 (h)	25,000	26,208
Federal National Mortgage Association
4.50% - 6.00%, 02/01/17 - 04/01/18	483	496

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.16%, 05/01/22	12,489	12,947
2.31% - 6.00%, 05/01/18 - 03/01/27	56,455	59,080
TBA, 3.50% - 6.00%, 01/15/32 - 01/15/47 (h)	12,000	12,812
TBA, 3.00%, 02/15/32 (h)	44,000	45,115
5.50%, 09/01/40	10,041	11,211
2.87% - 6.50%, 04/01/27 - 01/01/46	64,536	70,721
1.74% - 2.79%, 01/01/35 - 06/01/43 (a)	8,726	9,210
TBA, 4.50%, 01/15/46 (h)	117,000	125,798
TBA, 3.00%, 01/15/47 (h)	83,000	82,394
TBA, 3.50%, 01/15/47 (h)	216,000	221,249
TBA, 4.00%, 01/15/47 (h)	66,610	69,994
TBA, 5.00%, 01/15/47 (h)	23,000	25,049
TBA, 3.00%, 02/15/47 (h)	281,000	278,521
TBA, 3.50%, 02/15/47 (h)	359,000	367,177
TBA, 4.00%, 02/15/47 (h)	339,390	356,154
TBA, 4.50%, 02/15/47 (h)	23,000	24,702
Government National Mortgage Association
2.00% - 2.13%, 05/20/26 - 02/20/27 (a)	31	32
2.00% - 2.13%, 04/20/30 - 02/20/32 (a)	57	60
3.00% - 5.00%, 02/15/38 - 07/15/45	29,175	31,576
TBA, 3.00% - 4.00%, 01/15/46 - 01/15/47 (h)	25,500	26,752
TBA, 5.00%, 01/15/47 (h)	1,000	1,092
TBA, 4.00%, 02/15/47 (h)	20,000	21,198
		1,959,821
Municipal 3.3%
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	11,500	15,204
Irvine Ranch Water District
6.62%, 05/01/40	16,800	21,597
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	9,000	12,842
Other Securities		75,856
		125,499
Sovereign 2.1%
Banco Nacional de Desenvolvimento Economico e Social
4.13%, 09/15/17, EUR	1,000	1,072
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17, BRL (i)	66,000	19,127
0.00%, 01/01/18, BRL (i)	57,300	15,794
Other Securities		43,059
		79,052
Treasury Inflation Indexed Securities 14.2%
U.S. Treasury Inflation Indexed Note
0.63%, 07/15/21 (j) (k)	40,291	41,573
0.13%, 07/15/22 (k)	29,958	30,031
2.38%, 01/15/25 (k)	53,348	61,246
2.00%, 01/15/26 (k)	72,223	81,351
2.38%, 01/15/27 (k)	104,404	122,285
1.75%, 01/15/28 (k)	91,155	101,760
0.75% - 3.88%, 04/15/28 - 02/15/42 (k)	5,727	6,149
2.50%, 01/15/29 (k)	41,208	49,694
0.75%, 02/15/45 (k)	28,640	26,938
1.00%, 02/15/46 (k)	10,916	10,958
		531,985
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (j) (l)	18,500	18,383
Small Business Administration Participation Certificates
5.13% - 6.29%, 01/01/21 - 06/01/24	157	168
		18,551
U.S. Treasury Securities 16.9%
U.S. Treasury Bond
4.50%, 08/15/39	10,200	12,786
4.38%, 11/15/39	22,600	27,849
2.50% - 4.63%, 05/15/39 - 02/15/46	46,300	51,005
4.38%, 05/15/40	14,100	17,389
2.75%, 08/15/42	14,800	13,952
2.75%, 11/15/42	47,900	45,145
3.13%, 02/15/43	65,600	66,329
2.88%, 05/15/43	26,300	25,349
	Shares/Par†	Value
3.75%, 11/15/43	29,300	33,151
3.13%, 08/15/44	82,400	83,213
3.00%, 11/15/44	34,100	33,610
2.50%, 02/15/45	87,100	77,401
3.00%, 05/15/45	34,100	33,562
2.88%, 08/15/45	83,200	79,876
2.25%, 08/15/46	18,000	15,096
U.S. Treasury Note
0.63%, 09/30/17 (j)	10,248	10,233
2.00%, 08/31/21	500	502
1.75%, 09/30/22 (j)	7,700	7,546
2.00%, 11/15/26	1,000	961
		634,955
Total Government And Agency Obligations (cost $3,488,622)		3,460,714
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 17.2%
Certificates of Deposit 4.2%
Barclays Bank Plc, 1.74%, 11/06/17 (a)	12,300	12,311
Barclays Bank Plc, 1.75%, 09/08/17 (a)	16,000	16,025
Credit Suisse AG, 1.75%, 09/12/17 (a)	27,600	27,637
Mitsubishi UFJ Trust & Banking Corp., 1.71%, 09/19/17 (a)	9,400	9,417
Mizuho Bank Ltd., 1.65%, 12/12/17 (a)	15,300	15,306
Natixis, 1.69%, 10/02/17 (a)	19,300	19,334
Natixis, 1.69%, 09/25/17 (a)	7,700	7,726
Norinchukin Bank, 1.59%, 10/10/17 (a)	20,000	20,047
Sumitomo Mitsui Banking Corp., 1.66%, 09/15/17 (a)	11,500	11,519
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 09/18/17 (a)	18,500	18,535
		157,857
Commercial Paper 0.6%
Coca-Cola Co., 0.87%, 01/06/17 (b)	6,300	6,299
Harris Corp., 1.30%, 01/06/17	5,800	5,799
Standard Chartered Bank, 1.43%, 07/03/17 (b)	10,200	10,129
		22,227
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (m) (n)	14,152	14,152
Treasury Securities 12.0%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/17, BRL	319,100	95,023
0.00%, 10/01/17, BRL	190,400	53,758
0.00%, 04/01/18, BRL	64,700	17,406
Japan Treasury Bill
0.00%, 01/10/17, JPY	560,000	4,792
0.00%, 02/06/17, JPY	2,170,000	18,572
0.00%, 02/10/17 - 03/27/17, JPY	1,390,000	11,899
0.00%, 02/27/17, JPY	8,240,000	70,534
0.00%, 03/06/17, JPY	13,980,000	119,674
0.00%, 03/21/17, JPY	2,540,000	21,746
U.S. Treasury Bill
0.43%, 02/02/17 (j)	15,313	15,307
0.46%, 02/23/17 (j)	5,801	5,797
0.47%, 03/02/17	42	42
0.44% - 0.51%, 01/12/17 - 03/16/17 (j)	15,640	15,634
		450,184
Total Short Term Investments (cost $656,313)		644,420
Total Investments 155.7% (cost $5,883,346)		5,840,571
Total Purchased Options 0.1% (cost $3,078)		2,284
Other Derivative Instruments 0.4%		14,248
Other Assets and Liabilities, Net (56.2)%		(2,106,107)
Total Net Assets 100.0%		$3,750,996

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $553,372 and 14.8%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

(d) Perpetual security.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Convertible security.

(g) All or portion of the security was on loan.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $1,746,457.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/11	$4,614	$4,725	0.1%
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/14	6,483	6,479	0.2
BPCE SA, 12.50%, callable at 100 beginning 09/30/19	11/21/14	6,802	6,836	0.2
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/15	11,100	11,841	0.3
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,041	0.1
VB-S1 Issuer LLC, Series 2016-D-1A, 4.46%, 06/15/21	06/08/16	2,000	1,965	—
		$33,999	$34,887	0.9%

The following schedules reflect the derivative investments for JNL/PIMCO Total Return Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate Future	(1,655)	December 2017	EUR	(414,779)	$(22)	$(71)
3-Month Euro Euribor Interest Rate Future	(978)	March 2018	EUR	(245,085)	—	(15)
90-Day Eurodollar Future	(3,137)	March 2017		(775,877)	(39)	(217)
90-Day Eurodollar Future	(1,644)	June 2017		(407,609)	(41)	1,562
Australia Commonwealth Treasury Bond Future, 10-Year	1	March 2017	AUD	127	—	—
Canadian Government Bond Future, 10-Year	(498)	March 2017	CAD	(69,253)	(37)	584
Euro-BTP Future	(70)	March 2017	EUR	(9,290)	21	(193)
Euro-Bund Future	1,051	March 2017	EUR	171,260	(498)	1,317
Euro-OAT Future	(1,032)	March 2017	EUR	(155,556)	489	(1,175)
U.K. Long Gilt Future	(339)	March 2017	GBP	(41,966)	17	(851)
U.S. Treasury Long Bond Future	(254)	March 2017		(37,824)	(191)	(443)
U.S. Treasury Note Future, 10-Year	4,403	March 2017		549,247	1,514	(2,036)
U.S. Treasury Note Future, 5-Year	14,959	March 2017		1,766,173	2,454	(6,036)
					$3,667	$(7,574)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance	Receiving	1.75%	12/16/46	CAD	3,000	$(3)	$345
3-Month LIBOR	Receiving	2.00%	12/16/19		328,800	(147)	8,829
3-Month LIBOR	Receiving	2.00%	12/16/20		62,200	(56)	2,111
3-Month LIBOR	Receiving	2.00%	06/15/21		177,200	(196)	5,240
3-Month LIBOR	Receiving	1.45%	06/28/21		140,800	(129)	2,418
3-Month LIBOR	Receiving	1.50%	12/21/21		118,400	(150)	1,704
3-Month LIBOR	Receiving	2.25%	12/16/22		227,600	(395)	10,693
3-Month LIBOR	Receiving	2.35%	08/05/25		5,000	(19)	303
3-Month LIBOR	Receiving	2.50%	12/16/25		39,500	(118)	2,426
3-Month LIBOR	Receiving	2.25%	06/15/26		72,300	(224)	4,176
3-Month LIBOR	Receiving	1.75%	12/21/26		59,610	(194)	4,693
3-Month LIBOR	Receiving	1.50%	06/21/27		1,400	(5)	(6)
3-Month LIBOR	Receiving	2.75%	12/16/45		322,700	(3,632)	35,528
3-Month LIBOR	Receiving	2.50%	06/15/46		17,100	(189)	1,756
3-Month LIBOR	Receiving	2.50%	06/15/46		39,600	(304)	2,854
6-Month British Bankers' Association Yen LIBOR	Receiving	0.30%	03/18/26	JPY	9,060,000	47	685
6-Month GBP LIBOR	Receiving	0.50%	03/15/22	GBP	55,600	(16)	290
6-Month GBP LIBOR	Receiving	0.75%	03/15/27	GBP	36,300	59	1,007
6-Month GBP LIBOR	Receiving	1.50%	03/15/47	GBP	18,200	70	(1,164)
						$(5,601)	$83,888

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[3]
CDX.NA.HY.26	5.00%	06/20/21	(7,800)	$546	$6	$256
CDX.NA.HY.27	5.00%	12/20/21	(4,900)	303	4	26
Kinder Morgan Inc., 3.05%, 12/01/19	1.00%	06/20/21	(5,300)	(40)	—	66
Kinder Morgan Inc., 3.05%, 12/01/19	1.00%	12/20/21	(700)	(10)	—	13
MetLife Inc., 4.75%, 02/08/21	1.00%	12/20/21	(16,100)	53	(3)	46
Sprint Communications, 7.00%, 08/15/20	5.00%	12/20/19	(500)	39	—	12
Sprint Communications, 8.38%, 08/15/17	5.00%	12/20/19	(200)	16	—	4
Tesco Plc, 6.00%, 12/14/29	1.00%	12/20/20	(7,000)	(164)	—	50
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	06/20/17	(5,800)	22	—	12
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	12/20/17	(9,900)	70	(2)	(3)
Volkswagen International Finance, 5.38%, 05/22/18	1.00%	12/20/21	(6,600)	(19)	—	33
				$816	$5	$515

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bund Future	800	EUR	148.50	02/24/17	$—	$(1)
Euro-Bund Future	200	EUR	144.00	02/24/17	—	—
					$—	$(1)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Put	100.00	02/24/17	2,568	$—
10-Year U.S. Treasury Note Future	Put	107.00	02/24/17	1,194	—
10-Year U.S. Treasury Note Future	Put	104.00	02/24/17	1,400	—
10-Year U.S. Treasury Note Future	Put	102.00	03/24/17	625	—
10-Year U.S. Treasury Note Future	Put	102.50	03/24/17	1,493	—
5-Year U.S. Treasury Note Future	Put	101.00	02/24/17	8,164	64
5-Year U.S. Treasury Note Future	Put	104.00	02/24/17	1,088	9
5-Year U.S. Treasury Note Future	Put	103.00	02/24/17	300	2
5-Year U.S. Treasury Note Future	Put	105.00	02/24/17	1,633	13
5-Year U.S. Treasury Note Future	Put	110.50	02/24/17	924	22
5-Year U.S. Treasury Note Future	Put	107.50	02/24/17	1,829	14
5-Year U.S. Treasury Note Future	Put	106.00	03/24/17	2,075	32
5-Year U.S. Treasury Note Future	Put	92.00	03/24/17	1,059	8
5-Year U.S. Treasury Note Future	Put	93.00	03/24/17	1,275	10
U.S. Treasury Long Bond Future	Put	95.00	02/24/17	350	—
					$174

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional1/ Contracts†	Value
Interest Rate Swaptions
3-Month LIBOR ‡	JPM	Call	2.10%	01/30/18	47,700,000	$370
3-Month LIBOR ‡	MSC	Put	2.91	08/20/18	6,800,000	540
3-Month LIBOR ‡	MSC	Put	2.91	08/20/18	15,100,000	1,200
						$2,110
Options on Securities
Federal National Mortgage Association, 3.50%, 01/15/47, TBA	JPM	Put	70.00	01/11/17	113,000,000	$—
Federal National Mortgage Association, 3.50%, 02/15/47, TBA	JPM	Put	68.00	02/06/17	200,000,000	—
Federal National Mortgage Association, 3.50%, 03/15/47, TBA	DUB	Put	71.00	03/06/17	100,000,000	—
Federal National Mortgage Association, 3.50%, 03/15/47, TBA	JPM	Put	60.00	03/06/17	50,000,000	—
						$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional1/ Contracts†	Value
Foreign Currency Options
Brazilian Real versus USD	BNP	Call	BRL	3.40	01/05/17	9,700,000	$(2)
Brazilian Real versus USD	CSI	Call	BRL	3.35	01/20/17	15,300,000	(110)
Brazilian Real versus USD	CSI	Call	BRL	3.70	02/23/17	8,100,000	(19)
Brazilian Real versus USD	CSI	Call	BRL	6.30	01/11/18	12,300,000	(37)
Brazilian Real versus USD	DUB	Call	BRL	3.60	02/16/17	6,900,000	(23)
Brazilian Real versus USD	DUB	Call	BRL	4.25	11/17/17	7,200,000	(123)
Brazilian Real versus USD	JPM	Call	BRL	3.70	01/18/17	7,200,000	(1)
							$(315)
Inflation - Capped/Floor Options
Floor - CPURNSA Index	CGM	Call		0.00	03/12/20	1,800,000	$—
Floor - CPURNSA Index	CGM	Call		0.00	09/29/20	6,400,000	(1)
Floor - CPURNSA Index	DUB	Call		0.00	03/10/20	1,900,000	—
							$(1)
Interest Rate Swaptions
3-Month LIBOR	CGM	Call		1.98%	02/08/17	117,500,000	$(83)
3-Month LIBOR	JPM	Call		1.10	01/30/18	47,700,000	(44)
3-Month LIBOR	JPM	Call		1.60	01/30/18	47,700,000	(149)
3-Month LIBOR	CGM	Put		2.38	02/08/17	117,500,000	(1,052)
3-Month LIBOR	MSC	Put		2.80	08/20/18	30,100,000	(428)
3-Month LIBOR	MSC	Put		2.80	08/20/18	66,400,000	(945)
							$(2,701)

Summary of Written Options
	Number of Contracts†	Notional† AUD	Notional† EUR	Notional† GBP	Notional† USD	Premiums
Options outstanding at December 31, 2015	—	—	49,600,000	—	2,016,800,000	9,894
Options written during the year	17,086	452,600,000	430,000,000	60,900,000	2,404,700,000	24,961
Options closed during the year	—	(13,800,000)	(46,600,000)	(17,900,000)	(523,500,000)	(2,084)
Options expired during the year	(17,086)	(438,800,000)	(433,000,000)	(43,000,000)	(3,394,300,000)	(26,713)
Options outstanding at December 31, 2016	—	—	—	—	503,700,000	6,058

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	01/06/17	AUD	2,391	$1,725	$(57)
AUD/USD	SCB	01/06/17	AUD	4,526	3,266	(74)
AUD/USD	UBS	01/06/17	AUD	19,442	14,029	(470)
AUD/USD	ANZ	02/02/17	AUD	19,373	13,969	33
BRL/USD	BNP	01/04/17	BRL	56,304	17,294	743
BRL/USD	BOA	01/04/17	BRL	34,528	10,606	471
BRL/USD	CIT	01/04/17	BRL	56,199	17,262	18
BRL/USD	DUB	01/04/17	BRL	165,481	50,828	863
BRL/USD	JPM	01/04/17	BRL	35,665	10,955	78
BRL/USD	MSC	01/04/17	BRL	83,950	25,785	1,220
BRL/USD	SCB	01/04/17	BRL	161,084	49,478	269
BRL/USD	BNP	02/02/17	BRL	7,064	2,150	47
BRL/USD	DUB	02/02/17	BRL	155,156	47,229	1,885
BRL/USD	SCB	02/02/17	BRL	12,619	3,841	130
BRL/USD	JPM	01/03/18	BRL	652	184	(6)
CAD/USD	SCB	01/06/17	CAD	1,402	1,044	(7)
EUR/USD	BNP	01/06/17	EUR	19,060	20,067	(240)
EUR/USD	BOA	01/06/17	EUR	38,737	40,783	497
GBP/USD	BCL	01/06/17	GBP	10,645	13,120	(150)
GBP/USD	BNP	01/06/17	GBP	11,855	14,611	(404)
GBP/USD	BOA	01/06/17	GBP	3,294	4,060	(9)
GBP/USD	CIT	01/06/17	GBP	14,117	17,400	(114)
GBP/USD	JPM	01/06/17	GBP	8,956	11,038	(119)
INR/USD	UBS	01/17/17	INR	118,862	1,749	(12)
INR/USD	UBS	04/20/17	INR	118,862	1,729	2
JPY/USD	BCL	02/14/17	JPY	1,133,500	9,720	(191)
JPY/USD	BOA	02/14/17	JPY	2,252,500	19,316	(622)
JPY/USD	UBS	02/14/17	JPY	1,371,500	11,761	(279)
KRW/USD	JPM	01/09/17	KRW	9,328,302	7,723	(100)
KRW/USD	ANZ	01/17/17	KRW	5,753,774	4,764	(137)
KRW/USD	BCL	01/17/17	KRW	16,415,795	13,591	(369)
KRW/USD	BOA	01/17/17	KRW	10,132,183	8,389	(229)
KRW/USD	CIT	01/17/17	KRW	6,256,782	5,180	(304)
KRW/USD	DUB	01/17/17	KRW	5,405,809	4,476	(105)
KRW/USD	JPM	01/17/17	KRW	55,036,480	45,568	(1,465)
KRW/USD	SCB	01/17/17	KRW	13,791,278	11,419	(636)
KRW/USD	UBS	01/17/17	KRW	84,349,881	69,837	(998)
MXN/USD	BNP	02/13/17	MXN	53,414	2,561	(87)
MXN/USD	BOA	02/13/17	MXN	66,000	3,165	(45)
MXN/USD	CIT	02/13/17	MXN	135,525	6,499	1
MXN/USD	CSI	02/13/17	MXN	887,350	42,551	(159)
MXN/USD	CSI	02/13/17	MXN	378,404	18,145	156
MXN/USD	JPM	02/13/17	MXN	705,904	33,850	(3,198)
MXN/USD	JPM	02/13/17	MXN	258,375	12,390	50
MXN/USD	SCB	02/13/17	MXN	302,521	14,507	(663)
MYR/USD	ANZ	01/17/17	MYR	15,855	3,533	(14)
MYR/USD	JPM	01/17/17	MYR	9,781	2,179	(66)
MYR/USD	SCB	01/17/17	MYR	8,150	1,816	(48)
MYR/USD	MSC	03/17/17	MYR	881	196	(3)
NZD/USD	ANZ	02/14/17	NZD	4,607	3,196	(47)
NZD/USD	BNP	02/14/17	NZD	3,732	2,589	(51)
NZD/USD	JPM	02/14/17	NZD	9,919	6,881	(46)
RUB/USD	BOA	02/22/17	RUB	477,293	7,699	392
RUB/USD	JPM	02/22/17	RUB	409,384	6,604	426
SGD/USD	BOA	01/17/17	SGD	9,543	6,589	(186)
SGD/USD	DUB	01/17/17	SGD	7,907	5,459	(123)
SGD/USD	JPM	01/17/17	SGD	5,974	4,125	(66)
SGD/USD	SCB	01/17/17	SGD	4,121	2,845	(50)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
SGD/USD	SCB	01/17/17	SGD	66,671	46,033	6
USD/AUD	ANZ	01/06/17	AUD	(19,373)	(13,979)	(35)
USD/AUD	JPM	01/06/17	AUD	(6,986)	(5,041)	97
USD/AUD	CIT	02/14/17	AUD	(29,273)	(21,102)	1,458
USD/BRL	BNP	01/04/17	BRL	(56,304)	(17,294)	(64)
USD/BRL	BOA	01/04/17	BRL	(34,528)	(10,606)	(329)
USD/BRL	CIT	01/04/17	BRL	(56,199)	(17,262)	(348)
USD/BRL	DUB	01/04/17	BRL	(165,480)	(50,828)	(1,994)
USD/BRL	JPM	01/04/17	BRL	(35,665)	(10,955)	(315)
USD/BRL	MSC	01/04/17	BRL	(83,951)	(25,786)	(882)
USD/BRL	SCB	01/04/17	BRL	(229,184)	(69,048)	(1,245)
USD/BRL	SCB	02/02/17	BRL	(161,084)	(49,033)	(261)
USD/BRL	DUB	04/04/17	BRL	(118,900)	(35,632)	(623)
USD/BRL	JPM	04/04/17	BRL	(200,200)	(59,996)	(1,217)
USD/BRL	MSC	07/05/17	BRL	(66,000)	(19,324)	(448)
USD/BRL	JPM	10/03/17	BRL	(122,300)	(35,146)	(557)
USD/BRL	BNP	01/03/18	BRL	(652)	(184)	7
USD/BRL	DUB	01/03/18	BRL	(100)	(28)	(2)
USD/BRL	JPM	01/03/18	BRL	(57,200)	(16,124)	(435)
USD/BRL	BNP	04/03/18	BRL	(64,700)	(17,934)	(797)
USD/CAD	BOA	01/06/17	CAD	(2,198)	(1,637)	1
USD/CAD	SCB	01/06/17	CAD	(23,538)	(17,532)	(83)
USD/EUR	BNP	01/06/17	EUR	(56,808)	(59,809)	785
USD/EUR	SCB	01/06/17	EUR	(989)	(1,041)	(13)
USD/EUR	BOA	02/02/17	EUR	(38,737)	(40,844)	(501)
USD/GBP	BNP	01/06/17	GBP	(43,283)	(53,347)	776
USD/GBP	BOA	01/06/17	GBP	(16,946)	(20,886)	506
USD/GBP	CIT	01/06/17	GBP	(1,211)	(1,493)	45
USD/GBP	SCB	01/06/17	GBP	(1,876)	(2,312)	55
USD/GBP	SCB	02/02/17	GBP	(2,737)	(3,376)	13
USD/GBP	BNP	02/14/17	GBP	(14,437)	(17,812)	202
USD/INR	UBS	01/17/17	INR	(118,862)	(1,749)	(3)
USD/JPY	BOA	01/10/17	JPY	(210,000)	(1,798)	284
USD/JPY	CIT	01/10/17	JPY	(150,000)	(1,284)	203
USD/JPY	JPM	01/10/17	JPY	(200,000)	(1,712)	270
USD/JPY	CIT	02/06/17	JPY	(2,170,000)	(18,603)	2,231
USD/JPY	CIT	02/10/17	JPY	(670,000)	(5,745)	273
USD/JPY	SCB	02/14/17	JPY	(1,511,600)	(12,963)	1,754
USD/JPY	BCL	02/27/17	JPY	(200,000)	(1,716)	129
USD/JPY	BNP	02/27/17	JPY	(870,000)	(7,464)	558
USD/JPY	CIT	02/27/17	JPY	(4,480,000)	(38,436)	2,856
USD/JPY	UBS	02/27/17	JPY	(2,690,000)	(23,079)	1,742
USD/JPY	BOA	03/06/17	JPY	(2,250,000)	(19,310)	740
USD/JPY	CIT	03/06/17	JPY	(8,900,000)	(76,381)	3,171
USD/JPY	JPM	03/06/17	JPY	(2,830,000)	(24,287)	975
USD/JPY	CIT	03/21/17	JPY	(2,540,000)	(21,817)	336
USD/JPY	BCL	03/27/17	JPY	(320,000)	(2,750)	(19)
USD/JPY	CIT	03/27/17	JPY	(400,000)	(3,437)	(24)
USD/KRW	JPM	01/09/17	KRW	(9,328,302)	(7,723)	296
USD/KRW	ANZ	01/17/17	KRW	(20,088,808)	(16,633)	513
USD/KRW	CIT	01/17/17	KRW	(13,894,264)	(11,504)	724
USD/KRW	CSI	01/17/17	KRW	(3,792,514)	(3,140)	128
USD/KRW	DUB	01/17/17	KRW	(18,265,604)	(15,123)	630
USD/KRW	JPM	01/17/17	KRW	(26,512,380)	(21,950)	575
USD/KRW	SCB	01/17/17	KRW	(3,552,960)	(2,942)	170
USD/KRW	UBS	01/17/17	KRW	(111,035,453)	(91,932)	6,022
USD/KRW	JPM	02/03/17	KRW	(4,819,521)	(3,990)	—
USD/KRW	UBS	02/03/17	KRW	(4,111,620)	(3,404)	(4)
USD/KRW	JPM	03/21/17	KRW	(9,328,302)	(7,724)	105
USD/KRW	UBS	03/21/17	KRW	(81,197,252)	(67,234)	883
USD/MXN	BCL	02/13/17	MXN	(164,988)	(7,912)	127
USD/MXN	BOA	02/13/17	MXN	(756,902)	(36,295)	3,151
USD/MXN	CIT	02/13/17	MXN	(164,256)	(7,876)	76
USD/MXN	CSI	02/13/17	MXN	(75,166)	(3,604)	53
USD/MXN	DUB	02/13/17	MXN	(316,312)	(15,168)	86
USD/MXN	JPM	02/13/17	MXN	(339,954)	(16,302)	(45)
USD/MXN	JPM	02/13/17	MXN	(137,769)	(6,606)	81
USD/MYR	MSC	01/17/17	MYR	(882)	(196)	3
USD/MYR	SCB	01/17/17	MYR	(32,904)	(7,331)	510
USD/NZD	JPM	02/14/17	NZD	(19,578)	(13,582)	338
USD/RUB	CSI	02/22/17	RUB	(960,595)	(15,495)	(674)
USD/SGD	CIT	01/03/17	SGD	(12,826)	(8,857)	(11)
USD/SGD	BOA	01/17/17	SGD	(33,535)	(23,154)	371
USD/SGD	CIT	01/17/17	SGD	(26,105)	(18,024)	652
USD/SGD	CSI	01/17/17	SGD	(10,582)	(7,306)	(1)
USD/SGD	DUB	01/17/17	SGD	(8,009)	(5,530)	17
USD/SGD	JPM	01/17/17	SGD	(4,073)	(2,812)	39
USD/SGD	SCB	01/17/17	SGD	(8,257)	(5,701)	(3)
USD/SGD	SCB	01/17/17	SGD	(3,655)	(2,524)	98
USD/SGD	JPM	03/17/17	SGD	(14,608)	(10,083)	27
USD/SGD	SCB	03/17/17	SGD	(66,671)	(46,021)	(7)
USD/SGD	SCB	03/17/17	SGD	(9,897)	(6,832)	—
USD/TWD	BOA	02/03/17	TWD	(33,677)	(1,046)	(4)
USD/TWD	UBS	02/03/17	TWD	(92,981)	(2,889)	(13)
USD/TWD	BNP	03/01/17	TWD	(132,360)	(4,118)	41
USD/TWD	JPM	03/01/17	TWD	(380,633)	(11,841)	78
USD/TWD	MSC	03/01/17	TWD	(377,142)	(11,733)	49
USD/TWD	SCB	03/01/17	TWD	(584,962)	(18,198)	157
USD/TWD	UBS	03/01/17	TWD	(132,860)	(4,133)	45
USD/TWD	BNP	03/21/17	TWD	(186,111)	(5,795)	96
USD/TWD	CSI	03/21/17	TWD	(85,298)	(2,656)	45
USD/TWD	JPM	03/21/17	TWD	(629,456)	(19,600)	113
USD/TWD	UBS	03/21/17	TWD	(1,479,083)	(46,055)	804
					$(767,138)	$20,951

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[3]
Barclays Bank Plc, 1.50%, 04/04/17	BNP	0.29%	1.00%	06/20/17	$(12,105)	$45	$—	$45
CDX.NA.IG.9 30-100%	GSI	N/A	0.55%	12/20/17	(1,447)	8	—	8
Citigroup Inc., 6.13%, 05/15/18	BCL	0.61%	1.00%	12/20/20	(9,400)	143	(9)	152
CMBX.NA.AAA.8	DUB	N/A	0.50%	10/17/57	(21,800)	(249)	(1,137)	888
CMBX.NA.AAA.8	MLP	N/A	0.50%	10/17/57	(20,700)	(236)	(1,535)	1,299
CMBX.NA.AAA.9	DUB	N/A	0.50%	09/17/58	(5,700)	(125)	(316)	191
CMBX.NA.AAA.9	MLP	N/A	0.50%	09/17/58	(11,700)	(256)	(473)	217
CMBX.NA.AAA.9	MSC	N/A	0.50%	09/17/58	(10,300)	(225)	(487)	262
CMBX.NA.AAA.9	UBS	N/A	0.50%	09/17/58	(10,700)	(234)	(950)	716
Goldman Sachs Group Inc., 5.95%, 01/18/18	JPM	0.25%	1.00%	06/20/17	(1,000)	4	15	(11)
Morgan Stanley, 3.75%, 02/25/23	BCL	0.71%	1.00%	12/20/20	(1,000)	12	(2)	14
Morgan Stanley, 3.75%, 02/25/23	BNP	0.71%	1.00%	12/20/20	(8,000)	90	(15)	105
Petrobras International Finance Co., 8.38%, 12/10/18	BCL	3.48%	1.00%	12/20/19	(4,200)	(290)	(524)	234
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	3.71%	1.00%	03/20/20	(1,400)	(114)	(254)	140
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	3.48%	1.00%	12/20/19	(5,200)	(360)	(564)	204

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread[4]	Fixed Receive/ Pay Rate[7]	Expiration	Notional[1,6]	Value[5]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States, 5.95%, 03/19/19	BCL	0.58%	1.00%	03/20/18	(14,000)	76	34	42
United Mexican States, 5.95%, 03/19/19	BNP	0.47%	1.00%	09/20/17	(400)	1	(9)	10
United Mexican States, 5.95%, 03/19/19	BOA	0.92%	1.00%	09/20/19	(1,900)	5	14	(9)
United Mexican States, 5.95%, 03/19/19	CGM	1.23%	1.00%	12/20/20	(9,900)	(85)	(422)	337
United Mexican States, 5.95%, 03/19/19	CGM	0.97%	1.00%	12/20/19	(6,900)	8	41	(33)
United Mexican States, 5.95%, 03/19/19	DUB	0.47%	1.00%	09/20/17	(3,200)	14	(43)	57
United Mexican States, 5.95%, 03/19/19	MSC	0.47%	1.00%	09/20/17	(2,600)	11	(36)	47
					$(163,552)	$(1,757)	$(6,672)	$4,915

1Notional amount is stated in USD unless otherwise noted.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America Floating Rate Income Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
Chase Issuance Trust
Series 2007-C1-C1, 1.16%, 02/15/17 (b)	6,000	6,000
Series 2012-A10-A10, 0.96%, 12/15/17 (b)	3,500	3,504
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-1, 1.20%, 02/15/17	5,536	5,536
Series 2014-B-1, 1.40%, 02/15/17	4,000	4,000
Other Securities		7,378
Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,417)		26,418
CORPORATE BONDS AND NOTES 4.2%
Consumer Discretionary 1.2%
Boyd Gaming Corp.
6.88%, 05/15/23	1,033	1,110
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,522
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,028
WideOpenWest Finance LLC
10.25%, 07/15/19	1,000	1,055
Other Securities		11,710
		16,425
Consumer Staples 0.4%
JBS Investments GmbH
7.25%, 04/03/24 (c)	2,490	2,602
Other Securities		2,821
		5,423
Energy 1.0%
Other Securities		14,254
Financials 0.3%
Altice Financing SA
6.63%, 02/15/23 (c)	500	514
Other Securities		3,165
		3,679
Health Care 0.5%
Capsugel SA
7.00%, 05/15/19 (c) (d)	460	464
HCA Inc.
3.75%, 03/15/19	623	640
Other Securities		5,434
		6,538
Industrials 0.2%
Other Securities		3,362
Information Technology 0.2%
Other Securities		3,451
Materials 0.1%
Other Securities		1,535
Telecommunication Services 0.1%
Other Securities		1,995
Utilities 0.2%
Other Securities		2,435
Total Corporate Bonds And Notes (cost $58,166)		59,097
VARIABLE RATE SENIOR LOAN INTERESTS 92.5% (b)
Consumer Discretionary 26.0%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	7,708	7,771
Bass Pro Group LLC
Term Loan, 4.00%, 06/05/20	5,085	5,066
Term Loan B, 5.97%, 11/15/23	499	494
Term Loan B, 5.97%, 04/01/24	9,606	9,510
Boyd Gaming Corp.
Term Loan B, 4.00%, 08/15/20	1,214	1,224
Term Loan B-2, 0.00%, 08/16/23 (e)	1,300	1,314
Term Loan B-2, 3.76%, 08/16/23	3,591	3,630
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 03/01/17 (f) (g)	3,522	4,081
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.00%, 10/11/20	6,160	6,210
	Shares/Par†	Value
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	3,091	3,109
Delta 2 Lux SARL
Term Loan B-3, 5.07%, 07/30/21	8,137	8,215
2nd Lien Term Loan, 8.07%, 07/29/22	1,250	1,257
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 09/23/20	970	978
Term Loan B-1, 3.50%, 09/23/20	201	203
Term Loan B-2, 3.08%, 10/25/23	1,394	1,409
Term Loan B-2, 3.08%, 10/25/23	2,293	2,318
iHeartCommunications Inc.
Term Loan D, 7.52%, 01/30/19	9,000	7,312
Information Resources Inc.
Term Loan B, 4.75%, 09/26/20	694	697
Term Loan B, 4.75%, 09/26/20	27	28
Term Loan B, 4.75%, 09/26/20	181	181
Term Loan B, 5.00%, 09/26/20	1,187	1,192
Term Loan B, 6.50%, 09/26/20	1,480	1,487
1st Lien Term Loan, 0.00%, 01/15/24 (e)	3,080	3,099
La Quinta Intermediate Holdings LLC
Term Loan B, 3.75%, 04/14/21	6,937	6,935
Numericable US LLC
Term Loan B-7, 5.14%, 01/08/24	3,980	4,027
Term Loan B-10, 0.00%, 01/14/25 (e)	2,000	2,016
Term Loan B-10, 4.04%, 01/14/25	2,700	2,721
PetSmart Inc.
Term Loan B-2, 4.00%, 03/11/22	9,611	9,635
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/20/23	1,504	1,522
Term Loan, 4.25%, 01/20/23	2,463	2,494
Term Loan, 4.25%, 02/21/23	6,674	6,756
Scientific Games International Inc.
Term Loan B-1, 6.00%, 06/14/20	6,706	6,791
Term Loan B-1, 6.00%, 06/14/20	1,250	1,266
Term Loan B-2, 6.00%, 09/17/21	525	531
Term Loan B-2, 6.00%, 10/01/21	945	956
Serta Simmons Bedding LLC
1st Lien Term Loan, 0.00%, 10/21/23 (e)	1,500	1,515
1st Lien Term Loan, 4.50%, 10/21/23	1,373	1,387
1st Lien Term Loan, 4.50%, 10/21/23	4,927	4,978
ServiceMaster Co.
Term Loan B, 3.27%, 11/08/23	8,300	8,321
Univision Communications Inc.
Term Loan C-4, 4.00%, 03/01/20	8,851	8,896
Term Loan C-3, 4.00%, 03/01/20	3,686	3,704
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	8,169	8,250
Other Securities		213,597
		367,083
Consumer Staples 4.0%
Albertsons LLC
Term Loan B-4, 3.77%, 08/25/21	1,827	1,847
Term Loan B-5, 4.25%, 12/21/22	1,771	1,793
Term Loan B-6, 4.06%, 06/22/23	3,262	3,301
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.50%, 11/01/19	6,876	6,937
JBS USA LLC
Incremental Term Loan, 3.75%, 09/22/20	2,910	2,934
Term Loan B, 4.00%, 10/30/22	3,260	3,287
US Foods Inc.
Term Loan B, 3.77%, 06/27/23	6,773	6,841
Other Securities		29,784
		56,724
Energy 3.7%
Drillships Financing Holding Inc.
Term Loan B-1, 6.00%, 03/31/21	5,051	3,253
Drillships Ocean Ventures Inc.
Term Loan B, 5.50%, 07/18/21	4,409	3,465
Energy Transfer Equity LP
Term Loan, 3.39%, 11/15/19	5,000	5,000
Term Loan, 0.00%, 12/02/19 (e)	1,800	1,808
Term Loan, 4.14%, 12/02/19	1,673	1,680
Samson Investment Co.
2nd Lien Term Loan, 0.00%, 09/25/18 (f) (g) (h)	4,350	1,098

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
TEX Operations Co. LLC
Term Loan C, 5.00%, 08/04/23	1,274	1,288
Term Loan B, 5.00%, 08/04/23	5,586	5,650
Other Securities		28,392
		51,634
Financials 7.1%
Altice US Finance I Corp.
Term Loan B, 3.88%, 01/21/25	1,000	1,010
Asurion LLC
Term Loan B-1, 5.00%, 05/24/19	622	627
Term Loan B-2, 4.25%, 06/20/20	1,831	1,845
2nd Lien Term Loan, 8.50%, 03/03/21	920	934
Term Loan B-4, 5.00%, 07/29/22	4,706	4,766
Term Loan B-5, 4.75%, 10/31/23	2,805	2,843
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	368	370
1st Lien Term Loan, 4.25%, 11/04/21	7	7
1st Lien Term Loan, 4.25%, 11/04/21	20	20
1st Lien Term Loan, 4.25%, 11/04/21	124	125
1st Lien Term Loan, 4.25%, 11/04/21	2,174	2,184
1st Lien Term Loan, 4.25%, 11/04/21	5,094	5,118
National Financial Partners Corp.
Term Loan B, 6.25%, 07/01/20	5,121	5,162
NFP Corp.
Term Loan B, 0.00%, 01/06/24 (e)	5,280	5,320
UPC Financing Partnership
Term Loan AN, 4.08%, 08/31/24	6,750	6,817
Other Securities		62,934
		100,082
Health Care 12.4%
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	2,764	2,770
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 05/08/21	2,681	2,697
Community Health Systems Inc.
Term Loan G, 3.75%, 12/14/19	349	338
Term Loan G, 3.75%, 12/14/19	6,885	6,665
Term Loan H, 4.00%, 01/27/21	180	174
Term Loan H, 4.00%, 01/27/21	5,051	4,882
DJO Finance LLC
Term Loan, 4.25%, 06/24/20	1,846	1,769
Term Loan, 4.25%, 06/27/20	1,927	1,847
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/24/22	1,700	1,707
Term Loan B, 3.81%, 06/24/22	5,487	5,511
Envision Healthcare Corp.
Term Loan, 6.00%, 05/05/18	3,167	3,165
Term Loan B-2, 6.25%, 10/28/22	1,325	1,326
Term Loan B, 0.00%, 11/17/23 (e)	2,100	2,120
Term Loan B, 4.00%, 11/17/23	2,400	2,423
HCA Inc.
Term Loan B-6, 3.78%, 03/18/23	2,200	2,226
Term Loan B-6, 4.02%, 03/18/23	3,797	3,842
Term Loan B-7, 3.52%, 02/05/24	444	449
Kindred Healthcare Inc.
Term Loan, 4.25%, 04/09/21	6,883	6,868
MPH Acquisition Holdings LLC
Term Loan B, 0.00%, 06/07/23 (e)	4,500	4,575
Term Loan B, 5.00%, 06/07/23	4,176	4,245
Quorum Health Corp.
Term Loan B, 6.75%, 04/22/22	2,763	2,703
Other Securities		112,076
		174,378
Industrials 11.5%
American Airlines Inc.
Term Loan, 3.26%, 06/27/20	4,851	4,873
Term Loan B, 3.26%, 04/28/23	1,800	1,809
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	743	745
Filtration Group Corp.
1st Lien Term Loan, 4.25%, 11/14/20	4,910	4,942
Delayed Draw Term Loan, 0.00%, 11/21/20 (e)	2,353	2,358
Gates Global Inc.
Term Loan B, 4.25%, 06/12/21	7,135	7,135
	Shares/Par†	Value
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.75%, 06/18/21	2,680	2,692
1st Lien Term Loan, 0.00%, 05/02/22 (e)	2,000	2,029
Incremental Term Loan B-1, 4.75%, 05/02/22	2,145	2,172
US Airways Group Inc.
Term Loan B-1, 3.50%, 05/23/19	2,870	2,876
Other Securities		131,143
		162,774
Information Technology 10.2%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.25%, 10/14/23	4,860	4,904
2nd Lien Term Loan, 9.25%, 10/14/24	2,610	2,662
First Data Corp.
Term Loan, 3.76%, 03/24/21	7,429	7,512
Term Loan, 3.76%, 07/08/22	933	942
LTS Buyer LLC
1st Lien Term Loan, 4.25%, 04/13/20	6,742	6,774
Other Securities		120,319
		143,113
Materials 10.3%
Quikrete Holdings Inc.
1st Lien Term Loan, 0.00%, 11/03/23 (e)	570	575
1st Lien Term Loan, 4.00%, 11/03/23	9,000	9,083
Rexnord LLC
Term Loan B, 3.75%, 08/21/23	765	768
Term Loan B, 3.75%, 08/21/23	3,670	3,683
Term Loan B, 3.75%, 08/21/23	3,425	3,437
Univar Inc.
Term Loan, 4.25%, 06/25/22	3,505	3,534
Term Loan, 4.25%, 06/25/22	3,594	3,625
Other Securities		119,756
		144,461
Telecommunication Services 4.8%
Intelsat Jackson Holdings SA
Term Loan B-2, 3.75%, 06/30/19	9,628	9,296
Level 3 Financing Inc.
Term Loan, 4.00%, 08/01/19	500	507
Term Loan B, 4.00%, 01/14/20	7,200	7,294
Term Loan B-2, 3.50%, 05/31/22	2,700	2,730
Telenet International Finance SARL
Temr Loan AF, 3.70%, 01/31/25	9,000	9,066
Telesat Canada
Term Loan B-3, 4.50%, 11/09/23	7,000	7,090
Virgin Media Investment Holdings Ltd.
Term Loan I, 0.00%, 12/07/23 (e)	6,500	6,525
Other Securities		25,720
		68,228
Utilities 2.5%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.25%, 06/30/17	171	172
DIP Term Loan, 4.25%, 06/30/17	12,329	12,400
Other Securities		22,987
		35,559
Total Variable Rate Senior Loan Interests (cost $1,315,468)		1,304,036
PREFERRED STOCKS 0.0%
Energy 0.0%
Other Securities		750
Total Preferred Stocks (cost $303)		750
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (i) (j)	57,951	57,951
Total Short Term Investments (cost $57,951)		57,951
Total Investments 102.7% (cost $1,458,305)		1,448,252
Other Derivative Instruments (0.0)%		(36)
Other Assets and Liabilities, Net (2.7)%		(38,178)
Total Net Assets 100.0%		$1,410,038

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) The Sub-Adviser has deemed this security which is exempt from registration under

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $43,264 and 3.1%, respectively.

(d) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(e) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Contura Energy Inc., 10.00%, 08/01/21	10/26/16	$1,037	$869	0.1%
		$1,037	$869	0.1%

The following schedules reflect the derivative investments for JNL/PPM America Floating Rate Income Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Future	(4)	March 2017	(606)	$(3)	$3
U.S. Treasury Note Future, 10-Year	(70)	March 2017	(8,715)	(24)	16
U.S. Treasury Note Future, 5-Year	(56)	March 2017	(6,597)	(9)	8
				$(36)	$27

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America High Yield Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Other Securities		16,291
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,903)		16,291
CORPORATE BONDS AND NOTES 76.9%
Consumer Discretionary 18.1%
Altice SA
7.63%, 02/15/25 (a) (b)	8,000	8,400
Beazer Homes USA Inc.
7.50%, 09/15/21	11,000	11,275
8.75%, 03/15/22 (b)	2,772	2,994
CCO Holdings LLC
5.13%, 02/15/23	6,000	6,165
5.38%, 05/01/25 (b)	12,000	12,360
5.88%, 05/01/27 (b)	6,000	6,225
Clear Channel Communications Inc.
14.00%, 02/01/21 (a) (c)	8,995	3,429
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,654
5.00%, 03/15/23	7,000	6,965
7.75%, 07/01/26	3,000	3,382
iHeartCommunications Inc.
10.00%, 01/15/18 (a)	5,000	3,725
9.00%, 03/01/21	4,000	2,960
10.63%, 03/15/23 (a)	5,000	3,775
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 (b)	4,444	4,266
MGP Escrow Issuer LLC
5.63%, 05/01/24 (b)	1,677	1,757
Netflix Inc.
4.38%, 11/15/26 (b)	15,000	14,550
Numericable - SFR SA
7.38%, 05/01/26 (b)	9,589	9,793
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,313
5.63%, 12/01/25	3,000	3,120
Schaeffler Finance BV
4.25%, 05/15/21 (b)	8,077	8,239
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (b) (c)	1,600	1,616
4.50%, 09/15/23 (b) (c)	800	782
4.75%, 09/15/26 (b) (c)	6,000	5,790
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (b)	8,000	7,960
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (a) (b)	5,000	5,137
WideOpenWest Finance LLC
10.25%, 07/15/19	4,000	4,220
Other Securities		279,981
		429,833
Consumer Staples 3.3%
NBTY Inc.
7.63%, 05/15/21 (b)	2,474	2,561
Post Holdings Inc.
6.00%, 12/15/22 (b)	3,564	3,724
8.00%, 07/15/25 (b)	3,292	3,687
5.00%, 08/15/26 (b)	5,971	5,717
Other Securities		63,382
		79,071
Energy 13.4%
Alta Mesa Holdings LP
7.88%, 12/15/24 (b)	13,011	13,466
Chaparral Energy Inc.
0.00%, 11/15/22 (d) (e)	18,486	16,545
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (b)	13,920	14,203
EP Energy LLC
6.38%, 06/15/23 (a)	4,735	3,741
8.00%, 11/29/24 (b)	8,000	8,598
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,730	2,928
5.88%, 06/30/26 (b)	17,500	18,856
	Shares/Par†	Value
5.00%, 03/15/27 (b)	9,423	9,505
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,302
6.13%, 10/15/21	596	626
6.25%, 10/15/22	9,000	9,540
5.25%, 01/15/25	3,697	3,776
Transocean Inc.
9.00%, 07/15/23 (a) (b)	7,000	7,175
7.50%, 04/15/31	3,000	2,535
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	14,000	14,131
Other Securities		190,981
		317,908
Financials 7.9%
Ally Financial Inc.
3.50%, 01/27/19	2,000	2,010
3.75%, 11/18/19	3,000	3,013
4.13%, 03/30/20	6,000	6,120
4.63%, 05/19/22	5,000	5,056
5.75%, 11/20/25	12,500	12,469
Altice Financing SA
6.63%, 02/15/23 (b)	10,000	10,275
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,771
3.88%, 10/15/21	6,000	5,902
CommScope Technologies Finance LLC
6.00%, 06/15/25 (b)	6,726	7,130
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	12,000	12,247
Morgan Stanley
2.63%, 11/17/21	10,000	9,870
2.28%, 10/24/23 (g)	6,000	6,067
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	6,000	5,820
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	8,250	8,042
Other Securities		87,047
		186,839
Health Care 8.4%
Centene Corp.
4.75%, 05/15/22	6,524	6,589
6.13%, 02/15/24	3,876	4,084
4.75%, 01/15/25	1,208	1,179
HCA Inc.
3.75%, 03/15/19	3,115	3,201
6.50%, 02/15/20	4,000	4,376
7.50%, 02/15/22	3,000	3,405
4.75%, 05/01/23	9,739	9,970
5.88%, 05/01/23	6,000	6,375
5.38%, 02/01/25	10,000	10,025
5.25%, 06/15/26	2,273	2,350
4.50%, 02/15/27	8,000	7,860
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,680
7.50%, 01/01/22 (b)	1,222	1,274
8.13%, 04/01/22	7,855	7,411
6.75%, 06/15/23	15,000	13,200
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (b)	5,000	4,237
5.63%, 12/01/21 (b)	7,000	5,425
5.50%, 03/01/23 (b)	3,598	2,699
5.88%, 05/15/23 (b)	8,000	6,040
6.13%, 04/15/25 (b)	3,402	2,556
Other Securities		92,076
		199,012
Industrials 5.7%
Bombardier Inc.
8.75%, 12/01/21 (b)	2,500	2,653
6.00%, 10/15/22 (b)	4,000	3,760
6.13%, 01/15/23 (b)	1,872	1,785
7.50%, 03/15/25 (b)	10,000	9,880
CNH Industrial NV
4.50%, 08/15/23	8,722	8,613

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	5,211	5,673
Other Securities		102,543
		134,907
Information Technology 2.6%
Other Securities		62,527
Materials 6.9%
ARD Finance SA
7.13%, 09/15/23 (b) (c)	8,000	7,900
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (b)	3,000	3,090
7.25%, 05/15/24 (b)	5,000	5,269
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (a) (b)	13,000	13,487
Freeport-McMoRan Inc.
3.10%, 03/15/20 (a)	8,000	7,800
6.50%, 11/15/20 (h) (i)	3,000	3,083
3.55%, 03/01/22 (a)	4,000	3,720
3.88%, 03/15/23	1,005	922
4.55%, 11/14/24 (a)	7,000	6,562
5.40%, 11/14/34	8,000	6,720
Hexion US Finance Corp.
8.88%, 02/01/18	7,000	6,965
Signode Industrial Group Lux SA
6.38%, 05/01/22 (b)	4,000	4,020
Other Securities		94,701
		164,239
Real Estate 0.5%
Other Securities		11,716
Telecommunication Services 8.2%
Altice Finco SA
9.88%, 12/15/20 (a) (b)	3,979	4,198
CenturyLink Inc.
7.50%, 04/01/24 (a)	1,979	2,078
5.63%, 04/01/25	12,750	12,112
Frontier Communications Corp.
11.00%, 09/15/25	15,000	15,487
9.00%, 08/15/31	6,000	5,115
Intelsat Jackson Holdings Ltd.
7.25%, 04/01/19	4,500	3,780
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (a)	6,000	4,575
5.50%, 08/01/23	9,250	6,233
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,137
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,011
5.38%, 05/01/25	5,000	5,100
5.25%, 03/15/26 (b)	8,000	7,920
Neptune Finco Corp.
10.88%, 10/15/25 (b)	6,000	7,140
Sprint Capital Corp.
6.90%, 05/01/19	4,000	4,235
6.88%, 11/15/28	3,000	2,963
Sprint Corp.
7.88%, 09/15/23	3,000	3,203
7.13%, 06/15/24	18,000	18,540
Sprint Nextel Corp.
6.00%, 11/15/22	10,000	10,075
Sprint Spectrum Co LLC
3.36%, 09/20/21 (b)	5,818	5,829
T-Mobile USA Inc.
6.84%, 04/28/23	654	701
6.50%, 01/15/24	5,000	5,362
6.00%, 04/15/24	5,000	5,269
6.50%, 01/15/26	4,000	4,325
Windstream Corp.
6.38%, 08/01/23 (a)	5,000	4,462
Windstream Services LLC
7.50%, 06/01/22 (a)	5,000	4,900
Zayo Group LLC
6.00%, 04/01/23	14,111	14,675
	Shares/Par†	Value
Other Securities		28,999
		195,424
Utilities 1.9%
AES Corp.
3.93%, 06/01/19 (a) (g)	1,589	1,589
5.50%, 04/15/25	18,000	18,000
Dynegy Inc.
7.63%, 11/01/24 (a)	774	714
8.00%, 01/15/25 (a) (b)	11,220	10,463
GenOn Americas Generation LLC
8.50%, 10/01/21	8,990	7,507
NRG Energy Inc.
6.63%, 01/15/27 (b)	2,273	2,148
Other Securities		3,933
		44,354
Total Corporate Bonds And Notes (cost $1,798,303)		1,825,830
VARIABLE RATE SENIOR LOAN INTERESTS 9.5% (g)
Consumer Discretionary 3.6%
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	19,980	19,780
Cowlitz Tribal Gaming Authority
Term Loan, 11.50%, 12/01/21	13,490	14,468
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	1,778	1,797
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	7,980	8,058
Other Securities		41,122
		85,225
Consumer Staples 0.2%
Other Securities		4,113
Energy 0.7%
Other Securities		17,437
Financials 0.3%
Other Securities		7,933
Health Care 0.6%
Other Securities		15,190
Industrials 1.0%
Prime Security Services Borrower LLC
Incremental Term Loan B-1, 4.75%, 04/21/22	1,735	1,757
Other Securities		21,428
		23,185
Information Technology 0.8%
Other Securities		19,791
Materials 1.0%
Other Securities		22,810
Telecommunication Services 0.3%
Windstream Corp.
Delayed Draw Term Loan, 0.00%, 03/29/21 (j)	4,935	4,941
Term Loan B-6, 4.75%, 03/29/21	1,645	1,655
		6,596
Utilities 1.0%
Dynegy Inc.
Term Loan, 5.00%, 06/27/23	6,000	6,072
Other Securities		17,947
		24,019
Total Variable Rate Senior Loan Interests (cost $221,518)		226,299
GOVERNMENT AND AGENCY OBLIGATIONS 1.8%
U.S. Treasury Securities 1.8%
U.S. Treasury Bond
3.00%, 05/15/45	5,000	4,921
U.S. Treasury Note
1.50%, 08/15/26	40,000	36,730
Total Government And Agency Obligations (cost $44,246)		41,651
PREFERRED STOCKS 0.9%
Energy 0.5%
Other Securities		11,427
Financials 0.4%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/17) (d) (e) (f)	50	378

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (d) (e) (f)	519	4,152
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (f)	182	4,554
		9,084
Total Preferred Stocks (cost $22,277)		20,511
OTHER EQUITY INTERESTS 0.2%
GenOn Energy Inc. Escrow (a) (d) (k)	8,000	5,460
Other Securities		—
Total Other Equity Interests (cost $8,147)		5,460
COMMON STOCKS 5.4%
Consumer Discretionary 1.8%
DISH Network Corp. - Class A (d)	120	6,952
MGM Resorts International (d)	375	10,811
Sally Beauty Holdings Inc. (d)	240	6,341
Other Securities		19,530
		43,634
Consumer Staples 0.6%
Other Securities		14,536
Energy 0.4%
Other Securities		9,889
Financials 0.6%
JPMorgan Chase & Co.	110	9,492
Other Securities		5,511
		15,003
Health Care 0.4%
Valeant Pharmaceuticals International Inc. (d)	75	1,089
Other Securities		7,543
		8,632
Industrials 0.3%
Other Securities		5,937
Information Technology 0.2%
Other Securities		4,849
Materials 0.9%
Freeport-McMoRan Inc. - Class B (d)	270	3,561
Other Securities		18,988
		22,549
Real Estate 0.2%
Other Securities		3,766
Total Common Stocks (cost $114,337)		128,795
	Shares/Par†	Value
INVESTMENT COMPANIES 1.6%
SPDR Barclays High Yield Bond ETF (a)	600	21,870
Other Securities		15,848
Total Investment Companies (cost $38,552)		37,718
SHORT TERM INVESTMENTS 7.7%
Investment Companies 2.0%
JNL Money Market Fund, 0.34% (l) (m)	47,653	47,653
Securities Lending Collateral 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (m)	134,385	134,385
Total Short Term Investments (cost $182,038)		182,038
Total Investments 104.7% (cost $2,445,321)		2,484,593
Other Derivative Instruments (0.0)%		(177)
Other Assets and Liabilities, Net (4.7)%		(110,909)
Total Net Assets 100.0%		$2,373,507

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $950,353 and 40.0%, respectively.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(f) Perpetual security.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(i) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Advanced Disposal Services Inc., 5.63%, 11/15/24	10/28/16	$5,021	$4,975	0.2%
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,839	2,150	0.1
Enquest Plc, 7.00%, 04/15/22	12/08/16	5,666	7,710	0.3
Freeport-McMoRan Inc., 6.50%, 11/15/20	12/21/16	2,024	3,083	0.1
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/14	7,413	7,980	0.4
Prairie Provident Resources Inc.	08/20/12	1,039	121	—
VistaJet Malta Finance Plc, 7.75%, 06/01/20	05/21/15	9,856	7,935	0.3
		$35,858	$33,954	1.4%

The following schedules reflect the derivative investments for JNL/PPM America High Yield Bond Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Future	3	March 2017	444	$2	$8
U.S. Treasury Note Future, 10-Year	(289)	March 2017	(35,980)	(99)	62
U.S. Treasury Note Future, 5-Year	(216)	March 2017	(25,443)	(35)	28
Ultra Long Term U.S. Treasury Bond Future	(46)	March 2017	(7,429)	(45)	58
				$(177)	$156

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.2%
Consumer Discretionary 20.9%
American Axle & Manufacturing Holdings Inc. (a)	1,000	$19,298
Best Buy Co. Inc.	252	10,753
Foot Locker Inc.	241	17,084
Helen of Troy Ltd. (a)	179	15,117
Macy's Inc.	513	18,385
Meredith Corp.	315	18,650
Newell Brands Inc.	158	7,059
Penske Auto Group Inc.	143	7,434
Royal Caribbean Cruises Ltd.	221	18,155
Tupperware Brands Corp.	310	16,323
Viacom Inc. - Class B	205	7,195
		155,453
Consumer Staples 2.5%
Ingredion Inc.	149	18,557
Energy 11.2%
Apache Corp.	117	7,420
Diamond Offshore Drilling Inc. (a) (b)	811	14,364
Helix Energy Solutions Group Inc. (a)	1,491	13,147
Patterson-UTI Energy Inc.	488	13,145
PBF Energy Inc. - Class A	584	16,274
Superior Energy Services Inc.	1,130	19,068
		83,418
Financials 19.7%
Allstate Corp.	205	15,165
American Financial Group Inc.	215	18,937
Astoria Financial Corp.	411	7,663
Bank of the Ozarks Inc.	285	14,999
Hartford Financial Services Group Inc.	390	18,607
Huntington Bancshares Inc.	1,390	18,374
Janus Capital Group Inc.	1,350	17,914
Lincoln National Corp.	277	18,324
Reinsurance Group of America Inc.	131	16,471
		146,454
Health Care 9.1%
Alere Inc. (a)	186	7,245
CIGNA Corp.	120	15,953
Hill-Rom Holdings Inc.	329	18,448
Lifepoint Health Inc. (a)	246	13,978
Magellan Health Services Inc. (a)	165	12,386
		68,010
Industrials 13.0%
Delta Air Lines Inc.	140	6,887
Esterline Technologies Corp. (a)	123	10,936
Kennametal Inc.	460	14,392
Spirit Aerosystems Holdings Inc. - Class A	318	18,532
Steelcase Inc. - Class A	903	16,157
Terex Corp.	555	17,499
Textron Inc.	259	12,592
		96,995
Information Technology 9.1%
Avnet Inc.	374	17,820
Belden Inc.	241	17,990
Cognizant Technology Solutions Corp. - Class A (a)	131	7,340
CSRA Inc.	234	7,451
Semtech Corp. (a)	311	9,815
Teradyne Inc.	301	7,633
		68,049
Materials 8.8%
Allegheny Technologies Inc. (b)	444	7,073
Ashland Global Holdings Inc.	102	11,158
Nucor Corp.	114	6,785
Olin Corp.	541	13,845
Reliance Steel & Aluminum Co.	201	16,003
Steel Dynamics Inc.	309	11,012
		65,876
Utilities 4.9%
Edison International	253	18,242
	Shares/Par†	Value
PNM Resources Inc.	530	18,196
		36,438
Total Common Stocks (cost $643,600)		739,250
SHORT TERM INVESTMENTS 1.9%
Investment Companies 0.9%
JNL Money Market Fund, 0.34% (c) (d)	6,877	6,877
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	6,900	6,900
Total Short Term Investments (cost $13,777)		13,777
Total Investments 101.1% (cost $657,377)		753,027
Other Assets and Liabilities, Net (1.1)%		(8,018)
Total Net Assets 100.0%		$745,009

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.3%
Consumer Discretionary 21.2%
American Axle & Manufacturing Holdings Inc. (a)	1,055	$20,365
Bob Evans Farms Inc.	220	11,717
Foot Locker Inc.	110	7,770
Helen of Troy Ltd. (a)	229	19,322
JAKKS Pacific Inc. (a) (b)	749	3,856
Meredith Corp.	329	19,437
Penske Auto Group Inc.	237	12,312
Skechers U.S.A. Inc. - Class A (a)	635	15,621
Superior Industries International Inc.	735	19,375
Tower International Inc.	554	15,709
Tupperware Brands Corp.	369	19,401
		164,885
Consumer Staples 3.5%
Cott Corp.	1,710	19,380
Ingredion Inc.	63	7,860
		27,240
Energy 8.6%
Helix Energy Solutions Group Inc. (a)	1,829	16,129
Patterson-UTI Energy Inc.	576	15,498
PBF Energy Inc. - Class A	565	15,741
Superior Energy Services Inc.	1,181	19,935
		67,303
Financials 12.6%
American Financial Group Inc.	90	7,922
Astoria Financial Corp.	1,079	20,116
BofI Holding Inc. (a) (b)	546	15,591
Huntington Bancshares Inc.	577	7,633
Independent Bank Corp.	278	19,613
Janus Capital Group Inc.	1,452	19,276
Reinsurance Group of America Inc.	61	7,650
		97,801
Health Care 11.6%
Alere Inc. (a)	337	13,137
Hill-Rom Holdings Inc.	345	19,391
Integer Holdings Corp. (a)	651	19,184
Lifepoint Health Inc. (a)	341	19,357
Magellan Health Services Inc. (a)	257	19,309
		90,378
Industrials 19.5%
Aerojet Rocketdyne Holdings Inc. (a)	1,081	19,402
Apogee Enterprises Inc.	287	15,382
Esterline Technologies Corp. (a)	179	15,958
GATX Corp. (b)	249	15,315
Kennametal Inc.	486	15,180
SkyWest Inc.	515	18,772
Spirit Aerosystems Holdings Inc. - Class A	196	11,431
Steelcase Inc. - Class A	1,184	21,197
Terex Corp.	610	19,224
		151,861
Information Technology 13.9%
Belden Inc.	259	19,335
Benchmark Electronics Inc. (a)	638	19,471
CACI International Inc. - Class A (a)	124	15,401
ExlService Holdings Inc. (a)	157	7,929
Semtech Corp. (a)	499	15,747
SYNNEX Corp.	158	19,085
Teradyne Inc.	456	11,580
		108,548
Materials 5.9%
Allegheny Technologies Inc. (b)	463	7,380
Olin Corp.	748	19,151
Reliance Steel & Aluminum Co.	142	11,295
Steel Dynamics Inc.	219	7,806
		45,632
Utilities 2.5%
PNM Resources Inc.	575	19,733
Total Common Stocks (cost $662,033)		773,381
	Shares/Par†	Value
SHORT TERM INVESTMENTS 5.0%
Investment Companies 1.6%
JNL Money Market Fund, 0.34% (c) (d)	12,948	12,948
Securities Lending Collateral 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	26,289	26,289
Total Short Term Investments (cost $39,237)		39,237
Total Investments 104.3% (cost $701,270)		812,618
Other Assets and Liabilities, Net (4.3)%		(33,791)
Total Net Assets 100.0%		$778,827

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America Total Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.2%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	2,128	2,207
Series 2013-A-2, 4.95%, 01/15/23	1,342	1,431
Series 2016-AA-2, 3.20%, 06/15/28	3,086	3,001
American Express Credit Account Master Trust
Series 2014-A-4, 1.43%, 11/15/17	10,000	10,016
American Express Credit Account Secured Note Trust
Series 2012-A-4, 0.94%, 10/16/17 (b)	7,900	7,900
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,529
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	2,914	2,913
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	5,060	5,312
BA Credit Card Trust
Series 2015-A-A1, 1.03%, 01/16/18 (b)	11,269	11,284
Banc of America Commercial Mortgage Trust
Series 2007-A4-4, REMIC, 5.75%, 07/10/17 (b)	481	487
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (b)	278	283
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (b)	1,227	1,248
Capital One Multi-Asset Execution Trust
Series 2007-A5-A5, 0.74%, 09/15/17 (b)	4,000	3,996
Series 2016-A1-A1, 1.15%, 04/15/19 (b)	5,714	5,737
Series 2016-A3-A3, 1.34%, 06/17/19	5,000	4,943
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	4,132	4,132
Series 2016-A2B-1, 1.23%, 04/15/19 (b)	3,963	3,969
Chase Issuance Trust
Series 2012-A2-A2, 0.97%, 05/15/17 (b)	4,185	4,187
Series 2015-A2-A2, 1.59%, 02/15/18	5,975	5,992
Citibank Credit Card Issuance Trust
Series 2014-A4-A4, 1.23%, 04/24/17	1,829	1,830
Series 2013-A4-A4, 1.18%, 07/24/18 (b)	1,522	1,527
Citigroup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	2,131	2,138
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	8,500	8,501
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	696
Series 2015-A3-1, 1.30%, 03/23/20 (a)	1,565	1,565
Series 2015-B-1, 1.81%, 03/23/20 (a)	967	968
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-1, 1.20%, 02/15/17	11,695	11,695
Series 2014-A1-4, 1.40%, 08/15/17	7,370	7,375
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.71%, 04/12/17 (b)	1,062	1,069
JPMorgan Mortgage Trust
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	3,234	3,261
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	6,021	6,013
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.28%, 05/15/18 (a) (b)	4,219	4,232
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.90%, 07/11/17 (b)	3,083	3,131
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 0.92%, 04/16/18 (b)	5,898	5,899
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	5,035
Other Securities		33,353
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,007)		183,855
	Shares/Par†	Value
CORPORATE BONDS AND NOTES 39.8%
Consumer Discretionary 3.1%
Charter Communications Operating LLC
6.38%, 10/23/35	2,435	2,776
6.83%, 10/23/55	1,755	2,054
General Motors Co.
3.50%, 10/02/18	4,600	4,691
5.00%, 04/01/35	1,325	1,290
5.20%, 04/01/45	1,145	1,102
Other Securities		23,162
		35,075
Consumer Staples 2.9%
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,856	1,878
5.00%, 07/15/35	1,605	1,681
5.20%, 07/15/45	1,136	1,187
4.38%, 06/01/46	3,885	3,648
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (a)	5,750	5,634
Reynolds American Inc.
4.45%, 06/12/25	2,066	2,179
5.70%, 08/15/35	975	1,118
7.00%, 08/04/41	812	971
Other Securities		15,036
		33,332
Energy 5.3%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	2,282	2,328
Chevron Corp.
2.10%, 05/16/21	4,500	4,457
Energy Transfer Partners LP
4.90%, 03/15/35	865	807
5.15%, 03/15/45	989	947
6.13%, 12/15/45	500	531
Petroleos Mexicanos
5.38%, 03/13/22 (a)	3,750	3,840
2.29%, 02/15/24	2,446	2,446
6.50%, 03/13/27 (a)	1,981	2,043
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,307
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	241	258
5.88%, 06/30/26 (a)	4,055	4,369
5.00%, 03/15/27 (a)	2,748	2,772
Other Securities		31,943
		60,048
Financials 13.6%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152	152
4.25%, 07/01/20	492	506
4.63%, 10/30/20	1,258	1,308
4.50%, 05/15/21	1,432	1,484
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,468
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	9,700	9,832
4.90%, 02/01/46	4,142	4,447
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (c)	1,683	1,683
3.30%, 01/11/23	3,428	3,436
4.20%, 08/26/24	2,057	2,093
3.25%, 10/21/27	2,760	2,631
Barclays Bank Plc
7.63%, 11/21/22	679	745
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (c) (d)	4,100	4,265
BMW US Capital LLC
1.45%, 09/13/19 (a)	4,000	3,951
2.00%, 04/11/21 (a)	6,683	6,553
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (c)	2,217	2,281
4.05%, 07/30/22	1,325	1,370

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,359
3.63%, 09/09/24	1,000	1,005
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	660	642
7.50%, (callable at 100 beginning 12/11/23) (a) (c)	2,448	2,561
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,620
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (c) (d) (e)	2,500	2,638
4.38%, 11/23/26	2,560	2,575
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (c)	1,325	1,352
2.95%, 10/01/26	2,720	2,592
Morgan Stanley
2.38%, 07/23/19	3,946	3,956
2.63%, 11/17/21	5,839	5,763
4.88%, 11/01/22	4,381	4,690
4.10%, 05/22/23	3,360	3,446
3.88%, 04/29/24	5,121	5,246
3.13%, 07/27/26	3,411	3,254
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f) (g)	2,485	2,506
3.18%, 11/15/22 (f) (g)	2,485	2,493
Toronto-Dominion Bank
1.45%, 09/06/18	4,250	4,230
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c)	2,149	2,256
2.10%, 07/26/21	1,560	1,517
4.48%, 01/16/24	355	373
Wells Fargo Bank NA
2.15%, 12/06/19	5,500	5,496
Other Securities		38,545
		154,320
Health Care 3.4%
Abbott Laboratories
2.90%, 11/30/21	3,750	3,741
3.40%, 11/30/23	3,750	3,732
3.75%, 11/30/26	1,601	1,589
4.75%, 11/30/36	2,149	2,181
Actavis Funding SCS
3.85%, 06/15/24	794	800
4.75%, 03/15/45	2,243	2,198
Forest Laboratories Inc.
5.00%, 12/15/21 (a)	1,268	1,370
Other Securities		22,350
		37,961
Industrials 3.2%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c)	11,616	12,054
International Lease Finance Corp.
7.13%, 09/01/18 (a)	1,000	1,078
4.63%, 04/15/21	2,237	2,318
8.63%, 01/15/22	750	901
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	2,946	2,828
2.35%, 10/15/26 (a)	5,500	5,083
Other Securities		11,569
		35,831
Information Technology 1.7%
Microsoft Corp.
3.45%, 08/08/36	3,500	3,321
3.70%, 08/08/46	1,955	1,837
3.95%, 08/08/56	2,155	2,030
Oracle Corp.
2.40%, 09/15/23	3,750	3,629
3.85%, 07/15/36	2,155	2,100
Other Securities		6,786
		19,703
	Shares/Par†	Value
Materials 2.0%
Anglo American Capital Plc
2.63%, 09/27/17 (a)	2,750	2,750
Anglo American Plc
3.63%, 05/14/20 (a)	1,695	1,714
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,865
4.50%, 12/01/26 (a)	1,250	1,227
Freeport-McMoRan Inc.
3.88%, 03/15/23	484	444
4.55%, 11/14/24 (e)	4,281	4,013
5.40%, 11/14/34	1,794	1,507
Other Securities		6,650
		22,170
Real Estate 0.7%
American Tower Corp.
3.38%, 10/15/26	1,789	1,691
Other Securities		6,192
		7,883
Telecommunication Services 1.5%
Verizon Communications Inc.
2.63%, 02/21/20	6,995	7,058
4.86%, 08/21/46	2,052	2,075
5.01%, 08/21/54	2,973	2,951
4.67%, 03/15/55	1,805	1,697
Other Securities		3,455
		17,236
Utilities 2.4%
FirstEnergy Corp.
4.25%, 03/15/23 (h)	883	912
7.38%, 11/15/31	1,575	2,026
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	1,680	1,780
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,431
4.10%, 06/01/22	1,679	1,791
2.95%, 04/01/25	4,550	4,500
Other Securities		14,282
		27,722
Total Corporate Bonds And Notes (cost $445,837)		451,281
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (b)
Consumer Discretionary 1.0%
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	574	577
Term Loan H, 3.25%, 07/23/23	956	960
Other Securities		9,915
		11,452
Consumer Staples 0.2%
Other Securities		1,937
Energy 0.4%
Other Securities		4,433
Health Care 0.1%
Other Securities		1,920
Industrials 0.3%
Other Securities		3,166
Materials 0.3%
Other Securities		3,265
Real Estate 0.1%
Other Securities		1,697
Telecommunication Services 0.1%
Other Securities		939
Utilities 0.5%
Other Securities		5,517
Total Variable Rate Senior Loan Interests (cost $33,608)		34,326
GOVERNMENT AND AGENCY OBLIGATIONS 37.0%
Mortgage-Backed Securities 20.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/30	3,663	3,762
2.50%, 08/01/31	1,917	1,922

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
5.00%, 02/01/38	518	567
5.00%, 03/01/38	561	613
5.00%, 05/01/38	418	456
5.00%, 11/01/41	1,768	1,927
4.50%, 03/01/42	3,579	3,861
3.50%, 04/01/42	818	842
3.50%, 05/01/42	2,651	2,729
3.50%, 06/01/42	920	948
4.00%, 03/01/43	1,606	1,698
3.00%, 08/01/43	1,245	1,240
4.50%, 10/01/43	819	879
4.50%, 11/01/44	1,370	1,471
3.00%, 07/01/45	7,750	7,702
4.00%, 12/01/45	6,541	6,871
4.00%, 03/01/46	2,657	2,791
4.00%, 08/01/46	4,718	4,957
3.00%, 11/01/46	4,771	4,739
Federal National Mortgage Association
2.50%, 01/01/28	686	688
2.50%, 05/01/28	817	819
3.00%, 08/01/30	3,631	3,733
3.00%, 02/01/31	2,369	2,432
3.00%, 04/01/31	1,094	1,124
2.50%, 01/01/32	9,895	9,915
5.50%, 03/01/35	254	284
5.00%, 06/01/35	1,900	2,086
5.50%, 11/01/35	646	723
5.50%, 02/01/37	352	393
5.50%, 08/01/38	622	698
4.50%, 08/01/40	4,403	4,738
4.50%, 08/01/40	2,314	2,494
4.50%, 11/01/40	386	417
4.50%, 02/01/41	303	327
3.50%, 01/01/42	1,334	1,377
4.00%, 03/01/42	3,677	3,871
5.00%, 05/01/42	1,526	1,668
3.50%, 09/01/42	567	575
3.50%, 11/01/42	1,580	1,628
3.50%, 11/01/42	824	849
3.00%, 01/01/43	867	866
3.00%, 03/01/43	1,056	1,055
3.00%, 05/01/43	9,969	9,959
4.50%, 03/01/44	848	912
4.00%, 04/01/44	1,562	1,642
4.50%, 08/01/44	129	139
4.00%, 11/01/44	3,114	3,273
4.00%, 12/01/44	503	529
4.00%, 01/01/45	771	810
3.08%, 04/01/45 (b)	2,400	2,465
3.50%, 07/01/45	3,732	3,826
4.00%, 10/01/45	5,515	5,799
3.50%, 12/01/45 (i)	6,565	6,730
3.50%, 12/01/45	1,882	1,929
3.50%, 12/01/45	5,317	5,450
4.00%, 12/01/45 (i)	7,940	8,347
3.50%, 01/01/46	2,671	2,738
3.50%, 01/01/46	5,721	5,864
TBA, 4.50%, 01/15/46 (i)	878	944
3.50%, 02/01/46	3,967	4,067
3.50%, 05/01/46	2,869	2,941
3.00%, 07/01/46	1,619	1,609
4.50%, 08/01/46	9,568	10,288
3.00%, 11/01/46	7,031	6,988
Government National Mortgage Association
5.00%, 08/20/41	943	1,038
3.50%, 08/20/42	7,127	7,438
5.00%, 01/20/43	410	442
2.50%, 05/20/43 (b)	1,053	1,075
3.00%, 05/20/43	1,200	1,220
3.50%, 06/20/43	1,537	1,604
4.00%, 05/20/44	3,309	3,539
3.00%, 07/15/45	823	832
3.00%, 07/20/45	6,921	7,013
3.50%, 08/20/46	5,522	5,744
	Shares/Par†	Value
3.50%, 09/20/46	8,109	8,435
3.00%, 12/20/46	9,607	9,734
		228,098
Municipal 0.4%
Other Securities		4,227
Sovereign 0.5%
Other Securities		5,479
U.S. Treasury Securities 16.0%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	9,497
3.13%, 11/15/41	8,720	8,832
2.50%, 02/15/45	8,900	7,909
U.S. Treasury Note
1.63%, 04/30/19	8,650	8,715
1.50%, 05/31/19	6,468	6,496
1.63%, 06/30/19	5,822	5,863
1.38%, 02/29/20	2,110	2,099
1.38%, 04/30/20	14,600	14,497
1.50%, 05/31/20	2,850	2,839
2.00%, 11/15/21	1,031	1,033
2.00%, 02/15/22	20,661	20,672
1.75%, 05/15/22	14,835	14,602
1.63%, 05/31/23	18,000	17,368
2.75%, 02/15/24	21,579	22,260
2.50%, 05/15/24	14,400	14,597
2.25%, 11/15/25	25,195	24,836
		182,115
Total Government And Agency Obligations (cost $425,280)		419,919
PREFERRED STOCKS 0.3%
Energy 0.1%
Other Securities		1,238
Financials 0.2%
Other Securities		1,826
Total Preferred Stocks (cost $3,044)		3,064
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.1%
JNL Money Market Fund, 0.34% (j) (k)	34,969	34,969
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (k)	8,054	8,054
Total Short Term Investments (cost $43,023)		43,023
Total Investments 100.1% (cost $1,134,799)		1,135,468
Other Derivative Instruments (0.0)%		(155)
Other Assets and Liabilities, Net (0.1)%		(526)
Total Net Assets 100.0%		$1,134,787

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $198,290 and 17.5%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) Perpetual security.

(d) Convertible security.

(e) All or portion of the security was on loan.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $16,325.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Chrysler Capital Auto Receivables Trust, Series 2016-A3-BA, 1.64%, 07/15/21	10/27/16	$2,309	$2,290	0.2%
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	186	—
		$2,652	$2,476	0.2%

The following schedules reflect the derivative investments for JNL/PPM America Total Return Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro FX Currency Future	(27)	March 2017	(3,579)	$(18)	$11
U.S. Treasury Long Bond Future	273	March 2017	41,311	205	(182)
U.S. Treasury Note Future, 10-Year	(1,005)	March 2017	(125,150)	(346)	248
U.S. Treasury Note Future, 2-Year	(226)	March 2017	(48,985)	(14)	13
U.S. Treasury Note Future, 5-Year	(183)	March 2017	(21,561)	(30)	29
Ultra 10-Year U.S. Treasury Note Future	(4)	March 2017	(539)	(2)	2
Ultra Long Term U.S. Treasury Bond Future	52	March 2017	8,396	50	(63)
				$(155)	$58

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.4%
Consumer Discretionary 13.6%
Best Buy Co. Inc.	76	$3,264
Comcast Corp. - Class A	62	4,302
General Motors Co.	156	5,449
Macy's Inc.	139	4,970
Newell Brands Inc.	49	2,166
Royal Caribbean Cruises Ltd.	50	4,061
Viacom Inc. - Class B	157	5,518
		29,730
Consumer Staples 3.5%
Altria Group Inc.	33	2,204
Archer-Daniels-Midland Co.	121	5,542
		7,746
Energy 13.6%
Apache Corp.	79	5,020
Chevron Corp.	46	5,438
Diamond Offshore Drilling Inc. (a) (b)	221	3,915
Halliburton Co.	90	4,857
National Oilwell Varco Inc.	76	2,827
Occidental Petroleum Corp.	76	5,435
Patterson-UTI Energy Inc.	82	2,221
		29,713
Financials 23.4%
Allstate Corp.	74	5,470
Bank of America Corp.	170	3,753
Bank of the Ozarks Inc.	74	3,886
Goldman Sachs Group Inc.	20	4,861
Hartford Financial Services Group Inc.	115	5,484
JPMorgan Chase & Co.	56	4,798
Lincoln National Corp.	83	5,507
Morgan Stanley	115	4,846
PNC Financial Services Group Inc.	35	4,140
U.S. Bancorp	59	3,021
Wells Fargo & Co.	100	5,522
		51,288
Health Care 13.2%
AbbVie Inc.	89	5,586
CIGNA Corp.	40	5,336
Gilead Sciences Inc.	76	5,457
Medtronic Plc	30	2,151
Merck & Co. Inc.	85	4,992
Pfizer Inc.	170	5,512
		29,034
Industrials 9.7%
Caterpillar Inc.	58	5,416
Delta Air Lines Inc.	97	4,766
Lockheed Martin Corp.	9	2,174
Spirit Aerosystems Holdings Inc. - Class A	60	3,483
Terex Corp.	69	2,160
Textron Inc.	67	3,258
		21,257
Information Technology 14.6%
Apple Inc.	28	3,243
Applied Materials Inc.	67	2,159
Avnet Inc.	73	3,471
Cisco Systems Inc.	122	3,702
Cognizant Technology Solutions Corp. - Class A (a)	38	2,129
CSRA Inc.	68	2,156
HP Inc.	145	2,149
Intel Corp.	106	3,845
International Business Machines Corp.	29	4,830
Microsoft Corp.	69	4,288
		31,972
Materials 3.6%
Allegheny Technologies Inc. (b)	133	2,112
Ashland Global Holdings Inc.	20	2,186
Nucor Corp.	61	3,625
		7,923
	Shares/Par†	Value
Telecommunication Services 2.5%
AT&T Inc.	130	5,546
Utilities 1.7%
Edison International	51	3,700
Total Common Stocks (cost $189,600)		217,909
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.0%
JNL Money Market Fund, 0.34% (c) (d)	2,289	2,289
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	1,981	1,981
Total Short Term Investments (cost $4,270)		4,270
Total Investments 101.3% (cost $193,870)		222,179
Other Assets and Liabilities, Net (1.3)%		(2,927)
Total Net Assets 100.0%		$219,252

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS 91.0%
COMMUNICATIONS 4.8%
Internet 3.5%
IAC/InterActiveCorp. (a)	190	12,336
Liberty Ventures - Class A (a)	104	3,828
		16,164
Media 1.3%
Liberty SiriusXM Group - Class A (a)	167	5,769
DIVERSIFIED 12.3%
Holding Companies - Diversified Operations 12.3%
Ackermans & van Haaren NV	128	17,726
Remgro Ltd.	354	5,743
Schouw & Co.	259	19,277
Wendel SA (b)	115	13,906
		56,652
FINANCIALS 66.9%
Diversified Financial Services 12.3%
Blackstone Group LP	762	20,607
FNFV Group (a)	793	10,861
Intermediate Capital Group Plc	1,095	9,426
KKR & Co. LP	800	12,321
Partners Group Holding AG (b)	7	3,211
		56,426
Insurance 3.2%
Alleghany Corp. (a)	24	14,771
Investment Companies 30.7%
3i Group Plc	2,875	24,868
Ares Capital Corp. (b)	953	15,711
Aurelius Equity Opportunities SE and Co. KGaA (b)	519	30,324
Eurazeo SA	176	10,306
Grand Parade Investments Ltd.	2,783	709
Hosken Consolidated Investments Ltd.	670	6,618
Investor AB - Class B	424	15,804
Kinnevik AB - Class B	304	7,269
mutares AG (b)	65	782
Onex Corp.	302	20,581
SVG Capital Plc (a)	991	8,646
		141,618
Private Equity 16.0%
Carlyle Group LP	847	12,912
	Shares/Par†	Value
Castle Private Equity Ltd. (a)	127	1,921
Electra Private Equity Plc	225	13,240
HarbourVest Global Private Equity Ltd. (a)	1,758	25,025
Riverstone Energy Ltd. (a)	742	12,290
Standard Life European Private Equity Trust Plc	2,253	8,210
		73,598
Real Estate 4.7%
Brookfield Asset Management Inc. - Class A	662	21,843
INDUSTRIALS 5.2%
Commercial Services 1.7%
Macquarie Infrastructure Co. LLC	98	8,023
Miscellaneous Manufacturers 3.5%
Danaher Corp.	107	8,304
Indus Holding AG	141	7,645
		15,949
UTILITIES 1.8%
Electric 1.8%
Brookfield Infrastructure Partners LP	251	8,394
Total Common Stocks (cost $359,663)		419,207
INVESTMENT COMPANIES 7.6%
Closed-End Funds 7.6%
Apax Global Alpha Ltd.	4,692	8,088
HBM Healthcare Investments AG - Class A (b)	117	11,396
HgCapital Trust Plc	804	15,262
		34,746
Total Investment Companies (cost $33,214)		34,746
SHORT TERM INVESTMENTS 6.3%
Investment Companies 1.2%
JNL Money Market Fund, 0.34% (c) (d)	5,505	5,505
Securities Lending Collateral 5.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	23,659	23,659
Total Short Term Investments (cost $29,164)		29,164
Total Investments 104.9% (cost $422,041)		483,117
Other Derivative Instruments 0.0%		(1)
Other Assets and Liabilities, Net (4.9)%		(22,511)
Total Net Assets 100.0%		$460,605

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Summary of Investments by Country^	Total Long Term Investments
Belgium	3.9%
Bermuda	1.9
Canada	9.3
Denmark	4.3
France	5.3
Germany	8.5
South Africa	2.9
Sweden	5.1
Switzerland	3.6
United Kingdom	27.6
United States of America	27.6
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

The following schedules reflect the derivative investments for JNL/Red Rocks Listed Private Equity Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
USD/CHF	JPM	01/03/17	CHF	(108)	$(106)	$—
USD/GBP	JPM	01/03/17	GBP	(94)	(116)	(1)
					$(222)	$(1)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.8%
Consumer Discretionary 35.6%
Darden Restaurants Inc.	1,390	$101,066
Foot Locker Inc.	1,282	90,860
Gap Inc.	3,628	81,406
Lowe's Cos. Inc.	504	35,839
Michael Kors Holdings Ltd. (a)	2,084	89,579
Nordstrom Inc. (b)	970	46,467
O'Reilly Automotive Inc. (a)	338	93,992
Ross Stores Inc.	1,446	94,833
Starbucks Corp.	1,745	96,859
TJX Cos. Inc.	1,203	90,399
Tractor Supply Co.	1,097	83,162
Ulta Salon Cosmetics & Fragrance Inc. (a)	344	87,817
Urban Outfitters Inc. (a)	1,328	37,831
		1,030,110
Consumer Staples 1.8%
Campbell Soup Co.	833	50,369
Financials 1.7%
T. Rowe Price Group Inc. (b)	650	48,910
Health Care 3.1%
Gilead Sciences Inc.	1,258	90,109
Industrials 25.8%
Alaska Air Group Inc.	666	59,136
C.H. Robinson Worldwide Inc.	1,281	93,858
Delta Air Lines Inc.	2,347	115,426
Expeditors International of Washington Inc.	1,799	95,258
JB Hunt Transport Services Inc.	1,067	103,604
Robert Half International Inc.	2,260	110,244
Rockwell Automation Inc.	384	51,648
Southwest Airlines Co.	2,392	119,230
		748,404
Information Technology 26.8%
Accenture Plc - Class A	388	45,448
Automatic Data Processing Inc.	998	102,583
Citrix Systems Inc. (a)	546	48,788
F5 Networks Inc. (a) (b)	749	108,332
Linear Technology Corp.	873	54,430
MasterCard Inc. - Class A	930	96,055
Paychex Inc.	1,551	94,408
Skyworks Solutions Inc.	1,223	91,310
Symantec Corp.	1,847	44,125
Teradata Corp. (a)	1,413	38,401
Texas Instruments Inc.	727	53,047
		776,927
Materials 5.0%
Avery Dennison Corp.	657	46,148
LyondellBasell Industries NV - Class A	601	51,552
Sherwin-Williams Co.	176	47,371
		145,071
Total Common Stocks (cost $2,870,927)		2,889,900
SHORT TERM INVESTMENTS 3.5%
Investment Companies 0.2%
JNL Money Market Fund, 0.34% (c) (d)	5,845	5,845
Securities Lending Collateral 3.3%
Repurchase Agreement with MLP, 0.98% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 11/21/16, due 02/21/17 at $45,113 (e)	45,000	45,000
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	52,552	52,552
		97,552
Total Short Term Investments (cost $103,397)		103,397
Total Investments 103.3% (cost $2,974,324)		2,993,297
Other Assets and Liabilities, Net (3.3)%		(96,832)
Total Net Assets 100.0%		$2,896,465

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.5%
Consumer Discretionary 8.8%
McDonald's Corp.	1,473	$179,247
Nordstrom Inc. (a)	1,687	80,879
Target Corp. (a)	2,342	169,181
VF Corp.	1,567	83,597
		512,904
Consumer Staples 9.0%
Altria Group Inc.	2,653	179,404
Coca-Cola Co.	4,114	170,554
Procter & Gamble Co.	2,025	170,298
		520,256
Energy 9.9%
Chevron Corp.	1,636	192,566
Exxon Mobil Corp.	992	89,513
Helmerich & Payne Inc. (a)	1,440	111,488
Oneok Inc.	1,555	89,300
Valero Energy Corp.	1,388	94,838
		577,705
Financials 9.6%
CME Group Inc.	1,553	179,139
People's United Financial Inc. (a)	9,913	191,910
Principal Financial Group Inc.	3,251	188,124
		559,173
Health Care 8.9%
Abbott Laboratories	2,034	78,142
Amgen Inc.	593	86,693
Eli Lilly & Co.	2,405	176,855
Johnson & Johnson	1,501	172,959
		514,649
Industrials 9.3%
Caterpillar Inc. (a)	1,965	182,203
Emerson Electric Co.	3,157	176,004
PACCAR Inc.	2,828	180,715
		538,922
Information Technology 8.9%
Cisco Systems Inc.	5,631	170,179
International Business Machines Corp. (a)	1,074	178,241
QUALCOMM Inc.	2,629	171,408
		519,828
Materials 8.4%
Air Products & Chemicals Inc.	1,145	164,684
International Flavors & Fragrances Inc.	1,331	156,832
Praxair Inc.	1,414	165,761
		487,277
Real Estate 8.6%
Kimco Realty Corp.	6,230	156,735
Public Storage	791	176,778
Realty Income Corp. (a)	2,857	164,242
		497,755
Telecommunication Services 9.0%
AT&T Inc. (a)	4,344	184,732
CenturyLink Inc.	6,752	160,564
Verizon Communications Inc.	3,374	180,091
		525,387
Utilities 9.1%
American Electric Power Co. Inc.	1,447	91,101
Entergy Corp.	2,358	173,224
Public Service Enterprise Group Inc.	2,022	88,724
Southern Co.	3,516	172,944
		525,993
Total Common Stocks (cost $5,470,090)		5,779,849
SHORT TERM INVESTMENTS 4.7%
Investment Companies 0.3%
JNL Money Market Fund, 0.34% (b) (c)	15,181	15,181
	Shares/Par†	Value
Securities Lending Collateral 4.4%
Repurchase Agreement with DUB, 1.05% (Collateralized by various publicly traded domestic equities with a value of $16,673) acquired on 12/15/16, due 01/03/17 at $15,008 (d)	15,000	15,000
Repurchase Agreement with MLP, 0.98% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 11/21/16, due 02/21/17 at $90,225 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.50% (b) (c)	153,590	153,590
		258,590
Total Short Term Investments (cost $273,771)		273,771
Total Investments 104.2% (cost $5,743,861)		6,053,620
Other Assets and Liabilities, Net (4.2)%		(246,354)
Total Net Assets 100.0%		$5,807,266

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P International 5 Fund *
COMMON STOCKS 99.7%
Australia 6.8%
Other Securities		7,652
Belgium 0.4%
Other Securities		405
Canada 9.4%
Barrick Gold Corp.	56	891
Manulife Financial Corp.	57	1,008
Sun Life Financial Inc.	25	956
Teck Resources Ltd. - Class B	133	2,652
Other Securities		5,022
		10,529
Denmark 0.8%
Danske Bank A/S	30	910
Finland 2.4%
Fortum Oyj	63	958
Nokian Renkaat Oyj	23	851
Other Securities		826
		2,635
France 9.0%
AXA SA	37	940
BNP Paribas SA	18	1,134
Publicis Groupe SA	13	929
Sanofi SA	10	835
Societe Generale SA	24	1,162
Other Securities		5,079
		10,079
Germany 3.1%
Allianz SE	6	911
Siemens AG	9	1,078
Other Securities		1,540
		3,529
Hong Kong 2.9%
Other Securities		3,263
Israel 0.6%
Other Securities		675
Italy 3.2%
Assicurazioni Generali SpA	60	883
CNH Industrial NV	127	1,098
Enel SpA	206	908
Other Securities		748
		3,637
Japan 25.6%
Asahi Glass Co. Ltd.	124	841
Asahi Kasei Corp.	107	931
Fukuoka Financial Group Inc.	195	865
Hino Motors Ltd.	60	614
JFE Holdings Inc.	55	836
Komatsu Ltd.	44	1,006
Mitsubishi Corp.	42	896
Mitsubishi Heavy Industries Ltd.	191	868
Mitsubishi UFJ Financial Group Inc.	159	978
Nippon Steel Corp.	39	857
Resona Holdings Inc.	195	998
Sojitz Corp.	352	853
Sumitomo Mitsui Financial Group Inc.	24	925
Sumitomo Mitsui Trust Holdings Inc.	23	837
Toyota Motor Corp.	13	774
Other Securities		15,662
		28,741
	Shares/Par†	Value
Luxembourg 1.5%
Tenaris SA	77	1,379
Other Securities		313
		1,692
Netherlands 3.1%
Aegon NV	166	913
ING Groep NV	70	986
Other Securities		1,530
		3,429
New Zealand 0.4%
Other Securities		422
Norway 0.7%
Telenor ASA	56	838
Portugal 1.3%
Other Securities		1,474
Singapore 2.0%
Other Securities		2,210
South Korea 2.3%
Other Securities		2,573
Spain 1.5%
Gas Natural SDG SA	47	891
Other Securities		799
		1,690
Sweden 5.5%
Alfa Laval AB	53	876
Atlas Copco AB - Class A	37	1,113
Atlas Copco AB - Class B	26	713
Nordea Bank AB	83	916
Sandvik AB	91	1,124
Other Securities		1,445
		6,187
Switzerland 3.2%
ABB Ltd.	47	981
Credit Suisse Group AG	61	865
Swiss Re AG	9	882
UBS Group AG	54	848
		3,576
United Kingdom 13.4%
Carnival Plc	17	857
Experian Plc	51	990
HSBC Holdings Plc	128	1,030
Mondi Plc	42	857
WPP Plc	40	881
Other Securities		10,413
		15,028
United States of America 0.6%
Other Securities		720
Total Common Stocks (cost $107,294)		111,894
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Money Market Fund, 0.34% (a) (b)	551	551
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (a) (b)	1,694	1,694
Total Short Term Investments (cost $2,245)		2,245
Total Investments 101.7% (cost $109,539)		114,139
Other Assets and Liabilities, Net (1.7)%		(1,902)
Total Net Assets 100.0%		$112,237

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/S&P International 5 Fund at December 31, 2016:

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	UBS	01/04/17	AUD	45	$33	$—
CAD/USD	UBS	01/04/17	CAD	88	66	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
CHF/USD	UBS	01/03/17	CHF	43	42	—
GBP/USD	UBS	01/03/17	GBP	61	74	—
HKD/USD	SGA	01/04/17	HKD	106	14	—
JPY/USD	SGA	01/06/17	JPY	21,411	183	(1)
SGD/USD	SGA	01/05/17	SGD	14	10	—
					$422	$—

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.8%
Consumer Discretionary 27.3%
Bed Bath & Beyond Inc.	1,945	$79,034
Gap Inc. (a)	3,561	79,913
Kohl's Corp.	1,826	90,185
Macy's Inc.	2,264	81,068
Nordstrom Inc. (a)	854	40,917
Omnicom Group Inc.	507	43,149
PVH Corp.	418	37,689
Twenty-First Century Fox Inc. - Class A	3,364	94,318
Viacom Inc. - Class B	2,285	80,195
Wyndham Worldwide Corp.	1,235	94,365
		720,833
Consumer Staples 8.1%
CVS Health Corp.	576	45,446
Tyson Foods Inc. - Class A	1,357	83,680
Wal-Mart Stores Inc.	1,231	85,105
		214,231
Energy 7.8%
National Oilwell Varco Inc.	1,325	49,615
Tesoro Corp.	597	52,233
Valero Energy Corp.	1,528	104,386
		206,234
Health Care 18.9%
AmerisourceBergen Corp.	499	39,061
Cardinal Health Inc.	1,174	84,515
DaVita Inc. (b)	1,383	88,772
Express Scripts Holding Co. (b)	1,191	81,936
Gilead Sciences Inc.	1,168	83,623
McKesson Corp.	545	76,618
UnitedHealth Group Inc.	280	44,763
		499,288
Industrials 10.8%
Alaska Air Group Inc.	1,191	105,668
Boeing Co.	630	98,033
Pitney Bowes Inc.	5,405	82,100
		285,801
Information Technology 16.7%
Apple Inc.	809	93,745
HP Inc.	5,886	87,347
International Business Machines Corp.	546	90,636
NetApp Inc.	1,206	42,526
Western Union Co.	4,155	90,239
Xerox Corp.	4,412	38,515
		443,008
Materials 3.5%
Eastman Chemical Co.	1,237	93,043
Telecommunication Services 3.1%
CenturyLink Inc.	3,465	82,396
Utilities 3.6%
NRG Energy Inc.	7,689	94,272
Total Common Stocks (cost $2,816,707)		2,639,106
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.0%
JNL Money Market Fund, 0.34% (c) (d)	506	506
Securities Lending Collateral 2.0%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	51,818	51,818
Total Short Term Investments (cost $52,324)		52,324
Total Investments 101.8% (cost $2,869,031)		2,691,430
Other Assets and Liabilities, Net (1.8)%		(48,200)
Total Net Assets 100.0%		$2,643,230

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 26.4%
American Eagle Outfitters Inc. (a)	457	$6,931
Big Lots Inc.	216	10,842
Brinker International Inc. (a)	139	6,881
Brunswick Corp.	68	3,723
Buffalo Wild Wings Inc. (b)	20	3,154
Cheesecake Factory Inc.	58	3,484
Chico's FAS Inc.	591	8,505
Dick's Sporting Goods Inc.	58	3,097
Domino's Pizza Inc.	22	3,484
Gentex Corp.	185	3,644
Jack in the Box Inc.	33	3,694
Meredith Corp.	18	1,055
Panera Bread Co. - Class A (b)	15	3,092
Polaris Industries Inc. (a)	38	3,102
Texas Roadhouse Inc.	73	3,541
Williams-Sonoma Inc.	200	9,697
		77,926
Consumer Staples 2.9%
Flowers Foods Inc. (a)	219	4,380
TreeHouse Foods Inc. (b)	59	4,264
		8,644
Energy 2.8%
Noble Corp. Plc (a)	571	3,383
Western Refining Inc.	131	4,946
		8,329
Financials 12.5%
CNO Financial Group Inc.	229	4,380
Everest Re Group Ltd.	37	7,919
Federated Investors Inc. - Class B	274	7,737
Primerica Inc.	47	3,277
Reinsurance Group of America Inc.	28	3,528
RenaissanceRe Holdings Ltd.	32	4,289
SEI Investments Co.	68	3,340
WR Berkley Corp.	38	2,513
		36,983
Health Care 5.0%
PAREXEL International Corp. (b)	58	3,811
ResMed Inc.	56	3,475
United Therapeutics Corp. (b)	27	3,929
WellCare Health Plans Inc. (b)	25	3,424
		14,639
Industrials 17.4%
AECOM (b)	113	4,112
AO Smith Corp.	71	3,353
Deluxe Corp.	23	1,674
EnerSys Inc.	29	2,268
Graco Inc.	20	1,619
Huntington Ingalls Industries Inc.	42	7,784
Landstar System Inc.	39	3,356
Lincoln Electric Holdings Inc.	87	6,700
Manpower Inc.	46	4,067
MSC Industrial Direct Co. - Class A	85	7,822
Old Dominion Freight Line Inc. (b)	39	3,364
Timken Co.	44	1,729
Wabtec Corp.	43	3,567
		51,415
Information Technology 18.5%
Brocade Communications Systems Inc.	366	4,574
Cadence Design Systems Inc. (b)	129	3,264
CDK Global Inc.	56	3,369
CommVault Systems Inc. (b)	29	1,507
Convergys Corp.	39	954
CoreLogic Inc. (b)	62	2,280
Fortinet Inc. (b)	114	3,426
Integrated Device Technology Inc. (b)	163	3,836
InterDigital Inc.	82	7,522
j2 Global Inc.	32	2,598
NCR Corp. (b)	173	7,034
	Shares/Par†	Value
Synaptics Inc. (b)	63	3,380
Teradyne Inc.	310	7,880
VeriFone Systems Inc. (b)	164	2,901
		54,525
Materials 0.6%
Cabot Corp.	20	985
PolyOne Corp.	26	826
		1,811
Real Estate 13.7%
Care Capital Properties Inc.	70	1,750
Communications Sales & Leasing Inc.	271	6,885
EPR Properties	48	3,438
Hospitality Properties Trust	178	5,636
LaSalle Hotel Properties	264	8,048
Liberty Property Trust	80	3,155
Mid-America Apartment Communities Inc.	45	4,394
Senior Housing Properties Trust	376	7,113
		40,419
Total Common Stocks (cost $273,596)		294,691
SHORT TERM INVESTMENTS 3.3%
Investment Companies 0.6%
JNL Money Market Fund, 0.34% (c) (d)	1,915	1,915
Securities Lending Collateral 2.7%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	7,882	7,882
Total Short Term Investments (cost $9,797)		9,797
Total Investments 103.1% (cost $283,393)		304,488
Other Assets and Liabilities, Net (3.1)%		(9,139)
Total Net Assets 100.0%		$295,349

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/S&P Total Yield Fund
COMMON STOCKS 99.7%
Consumer Discretionary 29.0%
Bed Bath & Beyond Inc.	1,710	$69,514
Chipotle Mexican Grill Inc. (a) (b)	100	37,553
Darden Restaurants Inc.	1,154	83,893
H&R Block Inc.	3,546	81,526
Harley-Davidson Inc.	648	37,795
Kohl's Corp.	1,607	79,358
Macy's Inc.	1,992	71,351
Nordstrom Inc. (b)	1,459	69,924
Target Corp.	1,050	75,868
Twenty-First Century Fox Inc. - Class A	2,969	83,240
		690,022
Consumer Staples 4.9%
CVS Health Corp.	513	40,488
Tyson Foods Inc. - Class A	1,205	74,330
		114,818
Energy 5.5%
National Oilwell Varco Inc.	2,218	83,057
Valero Energy Corp.	700	47,819
		130,876
Financials 20.9%
Allstate Corp.	558	41,366
American Express Co.	553	40,928
Ameriprise Financial Inc.	727	80,620
Assurant Inc.	884	82,059
Franklin Resources Inc.	1,059	41,928
Leucadia National Corp.	3,808	88,539
State Street Corp.	501	38,910
Travelers Cos. Inc.	670	82,010
		496,360
Health Care 1.6%
Gilead Sciences Inc.	535	38,333
Industrials 12.0%
Boeing Co.	292	45,535
General Electric Co.	2,505	79,152
L-3 Communications Holdings Inc.	505	76,828
Pitney Bowes Inc.	2,028	30,801
Quanta Services Inc. (a)	1,487	51,819
		284,135
Information Technology 14.4%
Corning Inc.	3,334	80,917
HP Inc.	2,562	38,015
Motorola Solutions Inc.	495	40,998
Teradata Corp. (a) (b)	1,206	32,777
Western Union Co.	3,654	79,366
Xerox Corp.	8,118	70,871
		342,944
Materials 1.6%
Albemarle Corp.	449	38,688
Real Estate 5.1%
Equity Residential Properties Inc.	1,249	80,372
Macerich Co.	581	41,164
		121,536
Telecommunication Services 4.7%
CenturyLink Inc.	3,053	72,589
Verizon Communications Inc.	724	38,670
		111,259
Total Common Stocks (cost $2,376,033)		2,368,971
SHORT TERM INVESTMENTS 3.5%
Investment Companies 0.2%
JNL Money Market Fund, 0.34% (c) (d)	5,014	5,014
	Shares/Par†	Value
Securities Lending Collateral 3.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	77,881	77,881
Total Short Term Investments (cost $82,895)		82,895
Total Investments 103.2% (cost $2,458,928)		2,451,866
Other Assets and Liabilities, Net (3.2)%		(74,953)
Total Net Assets 100.0%		$2,376,913

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
AmeriCredit Automobile Receivables Trust
Series 2013-B-5, 1.52%, 03/15/17	4,283	$4,286
Bank of The West Auto Trust
Series 2014-A3-1, 1.09%, 10/15/17 (a)	5,891	5,890
Series 2015-A3-1, 1.31%, 10/15/19 (a)	12,330	12,337
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-PW15, REMIC, 5.33%, 02/11/17	1,116	1,117
Capital One Multi-Asset Execution Trust
Series 2014-A2-A2, 1.26%, 03/15/17	4,982	4,985
Chase Issuance Trust
Series 2014-A1-A1, 1.15%, 01/17/17	13,155	13,156
Series 2016-A7-A7, 1.06%, 09/15/17	11,515	11,504
Citibank Credit Card Issuance Trust
Series 2014-A2-A2, 1.02%, 02/22/17	19,000	18,999
Series 2014-A4-A4, 1.23%, 04/24/17	6,625	6,628
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	226	250
Countrywide Asset-Backed Certificates
Series 2007-A2-S3, REMIC, 1.01%, 05/25/37 (b)	571	560
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 1.36%, 09/25/34 (b)	934	908
Hertz Vehicle Financing LLC
Series 2011-A2-1A, 3.29%, 03/25/17	3,002	3,010
Series 2015-A-2A, 2.02%, 09/25/18 (a)	7,811	7,735
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	2,231	1,337
Honda Auto Receivables Owner Trust
Series 2014-A3-3, 0.88%, 07/15/17	1,707	1,706
Series 2013-A4-4, 1.04%, 02/18/20	9,203	9,203
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	6,104	6,101
Hyundai Auto Receivables Trust
Series 2016-A2-B, 1.12%, 10/15/19	16,080	16,061
Morgan Stanley Dean Witter Credit Corp.
Series 2007-A-1, REMIC, 0.86%, 12/25/31 (b)	431	430
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18	4,100	4,099
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,864	2,069
Series 2012-A-1, 5.90%, 10/01/24	5,204	5,802
Total Non-U.S. Government Agency Asset-Backed Securities (cost $138,618)		138,173
CORPORATE BONDS AND NOTES 15.4%
Energy 1.7%
Energy Transfer Partners LP
4.05%, 03/15/25	5,360	5,299
Ensco Plc
5.75%, 10/01/44	5,675	4,114
Noble Holding International Ltd.
5.95%, 04/01/25 (c) (d)	1,195	1,120
Petroleos Mexicanos
4.50%, 01/23/26 (c)	2,520	2,296
6.50%, 03/13/27 (a)	1,875	1,934
Transocean Inc.
6.80%, 03/15/38	6,960	5,394
		20,157
Financials 12.5%
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,559
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,404
2.60%, 09/14/20	6,105	6,152
Bank of America Corp.
1.65%, 03/26/18	5,825	5,830
2.60%, 01/15/19	5,590	5,636
Bank of America NA
1.75%, 06/05/18	8,040	8,038
2.05%, 12/07/18	1,795	1,804
	Shares/Par†	Value
Capital One NA
1.65%, 02/05/18	3,775	3,767
2.35%, 08/17/18	5,750	5,782
Citigroup Inc.
1.80%, 02/05/18	9,374	9,371
Credit Suisse
1.75%, 01/29/18	1,780	1,776
1.70%, 04/27/18	7,425	7,408
Daimler Finance North America LLC
2.00%, 08/03/18 (a)	4,640	4,646
1.75%, 10/30/19 (a)	4,175	4,120
Ford Motor Credit Co. LLC
2.88%, 10/01/18	9,580	9,693
2.55%, 10/05/18	4,445	4,469
2.94%, 01/08/19	9,825	9,934
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,801
JPMorgan Chase & Co.
2.75%, 06/23/20	4,825	4,865
Manufacturers & Traders Trust Co.
1.40%, 07/25/17	6,405	6,408
Metropolitan Life Global Funding I
1.35%, 09/14/18 (a)	11,800	11,722
New York Life Global Funding
1.45%, 12/15/17 (a)	2,225	2,227
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (a)	3,525	3,501
UBS AG
1.80%, 03/26/18	8,475	8,480
Wells Fargo & Co.
2.12%, 10/31/23 (b)	10,750	10,883
		150,276
Health Care 0.8%
Abbott Laboratories
2.35%, 11/22/19	5,675	5,679
UnitedHealth Group Inc.
1.90%, 07/16/18	3,800	3,816
		9,495
Utilities 0.4%
Ipalco Enterprises Inc.
5.00%, 05/01/18	5,050	5,214
Total Corporate Bonds And Notes (cost $183,580)		185,142
GOVERNMENT AND AGENCY OBLIGATIONS 62.1%
Collateralized Mortgage Obligations 0.5%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	5,483	5,627
Commercial Mortgage-Backed Securities 4.6%
Federal Home Loan Mortgage Corp.
Series A-KF15, REMIC, 1.43%, 02/25/23 (b)	19,358	19,382
Series A-KF17, REMIC, 1.31%, 03/25/23 (b)	7,165	7,168
Federal National Mortgage Association
Series 2012-ASQ2-M14, REMIC, 1.11%, 02/25/17	936	936
Series 2014-ASQ2-M9, REMIC, 1.46%, 04/25/17	909	909
Series 2014-FA-M6, REMIC, 0.82%, 12/25/17 (b)	193	193
Series 2013-ASQ2-M7, REMIC, 1.23%, 03/26/18	4,314	4,293
Series 2013-ASQ2-M9, REMIC, 1.82%, 06/25/18	9,553	9,578
Series 2015-ASQ1-M15, REMIC, 0.85%, 01/25/19	3,660	3,652
Series 2016-ASQ1-M6, REMIC, 1.16%, 06/25/19	6,264	6,259
Series 2016-ASQ1-M1, REMIC, 1.37%, 07/25/19	2,404	2,393
Series 2015-ASQ1-M13, REMIC, 0.86%, 09/25/19	413	412
		55,175
Mortgage-Backed Securities 4.3%
Federal National Mortgage Association
1.12%, 01/01/18	8,146	8,141
TBA, 3.00%, 01/15/47 (e)	44,255	43,932
		52,073
U.S. Treasury Securities 52.7%
U.S. Treasury Note
0.50%, 01/31/17	60,250	60,258
0.88%, 01/31/17 - 03/31/18	339,625	339,784

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
1.00%, 03/31/17	47,605	47,664
1.25%, 10/31/21 (c)	71,325	69,094
1.38%, 08/31/23	36,450	34,493
1.63%, 10/31/23	39,715	38,161
1.50%, 08/15/26	45,270	41,569
		631,023
Total Government And Agency Obligations (cost $750,719)		743,898
SHORT TERM INVESTMENTS 17.7%
Investment Companies 12.5%
JNL Money Market Fund, 0.34% (f) (g)	149,171	149,171
Securities Lending Collateral 5.2%
Securities Lending Cash Collateral Fund LLC, 0.50% (f) (g)	62,335	62,335
Total Short Term Investments (cost $211,506)		211,506
Total Investments 106.7% (cost $1,284,423)		1,278,719
Other Derivative Instruments 0.0%		299
Other Assets and Liabilities, Net (6.7)%		(81,116)
Total Net Assets 100.0%		$1,197,902

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $54,112 and 4.5%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) All or portion of the security was on loan.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $43,985.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/Scout Unconstrained Bond Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bund Future	(275)	March 2017	EUR	(44,441)	$130	$(732)
U.S. Treasury Note Future, 10-Year	470	March 2017		58,766	162	(353)
					$292	$(1,085)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
MXN/USD	JPM	06/28/17	MXN	42,259	$1,987	$(4)
MXN/USD	JPM	06/28/17	MXN	217,091	10,209	11
					$12,196	$7

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.8%
Consumer Discretionary 26.1%
Airbnb Inc. (a) (b) (c) (d)	85	$8,898
Amazon.com Inc. (b)	661	495,364
AutoZone Inc. (b)	98	77,354
Ctrip.com International Ltd. - ADR (b)	745	29,808
Delphi Automotive Plc	730	49,186
Dollar General Corp.	322	23,880
Ferrari NV	909	52,860
Hilton Worldwide Holdings Inc.	1,137	30,929
Home Depot Inc.	357	47,826
Las Vegas Sands Corp.	717	38,316
Lowe's Cos. Inc.	829	58,930
Marriott International Inc. - Class A	707	58,413
MGM Resorts International (b)	2,165	62,403
Netflix Inc. (b)	220	27,251
O'Reilly Automotive Inc. (b)	156	43,404
Priceline Group Inc. (b)	192	282,093
Ross Stores Inc.	739	48,452
Signet Jewelers Ltd.	309	29,119
Starbucks Corp.	985	54,665
Tesla Motors Inc. (b) (e)	421	89,903
Tractor Supply Co.	695	52,652
Yum! Brands Inc.	427	27,010
		1,688,716
Consumer Staples 3.6%
Costco Wholesale Corp.	53	8,534
Mondelez International Inc. - Class A	1,268	56,193
Philip Morris International Inc.	1,017	93,045
Walgreens Boots Alliance Inc.	910	75,336
		233,108
Financials 6.2%
Charles Schwab Corp.	1,216	48,007
First Republic Bank	146	13,427
Intercontinental Exchange Inc.	1,339	75,524
JPMorgan Chase & Co.	553	47,736
Morgan Stanley	2,596	109,698
State Street Corp.	694	53,961
TD Ameritrade Holding Corp.	1,208	52,669
WeWork Co. (a) (b) (c) (d)	17	547
		401,569
Health Care 15.6%
Aetna Inc.	532	66,016
Alexion Pharmaceuticals Inc. (b)	749	91,608
Allergan Plc (b)	140	29,486
Anthem Inc.	199	28,596
Biogen Inc. (b)	292	82,686
Bristol-Myers Squibb Co.	837	48,908
Celgene Corp. (b)	341	39,517
Centene Corp. (b)	230	12,979
CIGNA Corp.	284	37,883
Danaher Corp.	1,165	90,645
Humana Inc.	308	62,877
Illumina Inc. (b)	288	36,886
Intuitive Surgical Inc. (b)	157	99,818
Stryker Corp.	644	77,146
UnitedHealth Group Inc.	643	102,826
Vertex Pharmaceuticals Inc. (b)	654	48,178
Zoetis Inc. - Class A	992	53,091
		1,009,146
Industrials 6.6%
American Airlines Group Inc.	2,000	93,377
Boeing Co.	589	91,758
Delta Air Lines Inc.	301	14,801
Equifax Inc.	80	9,463
FedEx Corp.	195	36,383
Fortive Corp.	647	34,715
Honeywell International Inc.	409	47,325
IHS Markit Ltd. (b)	643	22,782
Illinois Tool Works Inc.	114	13,948
Roper Industries Inc.	276	50,457
	Shares/Par†	Value
Wabtec Corp. (e)	161	13,359
		428,368
Information Technology 35.9%
Alibaba Group Holding Ltd. - ADS (b)	871	76,465
Alphabet Inc. - Class A (b)	299	237,260
Alphabet Inc. - Class C (b)	262	201,866
Apple Inc.	1,641	190,072
ASML Holding NV - ADR	503	56,425
Facebook Inc. - Class A (b)	2,337	268,836
Fidelity National Information Services Inc.	217	16,444
Fiserv Inc. (b)	511	54,312
MasterCard Inc. - Class A	1,411	145,737
MercadoLibre Inc.	179	28,012
Microsoft Corp.	4,255	264,424
Nvidia Corp.	397	42,344
NXP Semiconductors NV (b)	889	87,093
Palo Alto Networks Inc. (b)	120	15,044
PayPal Holdings Inc. (b)	3,250	128,266
Salesforce.com Inc. (b)	1,561	106,852
ServiceNow Inc. (b)	799	59,383
Tencent Holdings Ltd.	3,346	81,131
VeriSign Inc. (b) (e)	520	39,592
Visa Inc. - Class A	2,532	197,547
Workday Inc. - Class A (b) (e)	501	33,131
		2,330,236
Materials 0.7%
Ashland Global Holdings Inc.	164	17,869
Martin Marietta Materials Inc.	122	27,072
		44,941
Real Estate 3.0%
American Tower Corp.	943	99,689
Crown Castle International Corp.	580	50,292
Equinix Inc.	117	41,746
		191,727
Telecommunication Services 0.4%
T-Mobile US Inc. (b)	488	28,065
Utilities 0.7%
NextEra Energy Inc.	386	46,100
Total Common Stocks (cost $5,212,958)		6,401,976
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.3%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	17,517
Financials 0.1%
WeWork Co. (a) (b) (c) (d)	152	4,923
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. (a) (b) (c) (d)	246	9,414
Information Technology 0.1%
Dropbox Inc. - Series A (a) (b) (c) (d)	437	3,838
Flipkart Ltd. - Series E (a) (b) (c) (d)	11	566
Flipkart Ltd. - Series H (a) (b) (c) (d)	47	2,395
Flipkart Ltd. (a) (b) (c) (d)	10	505
Flipkart Ltd. - Series G (a) (b) (c) (d)	51	2,580
Flipkart Ltd. - Series A (a) (b) (c) (d)	3	173
Flipkart Ltd. - Series C (a) (b) (c) (d)	6	305
		10,362
Total Preferred Stocks (cost $43,241)		42,216
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.6%
JNL Money Market Fund, 0.34% (f) (g)	5,154	5,154
T. Rowe Price Government Reserve Fund, 0.44% (f) (g)	30,549	30,549
		35,703
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	67,790	67,790
Total Short Term Investments (cost $103,493)		103,493
Total Investments 101.0% (cost $5,359,692)		6,547,685
Other Assets and Liabilities, Net (1.0)%		(65,191)
Total Net Assets 100.0%		$6,482,494

(a) Security is restricted to resale to institutional investors. See Restricted Securities in

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

these Schedules of Investments.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) All or portion of the security was on loan.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Airbnb Inc.	07/14/15	$7,889	$8,898	0.1%
Airbnb Inc. - Series D	04/16/14	6,792	17,517	0.3
Beijing Xiaoju Kuaizhi Co. Ltd.	10/20/15	6,753	9,414	0.2
Dropbox Inc. - Series A	11/11/14	8,341	3,838	0.1
Flipkart Ltd. - Series E	03/20/15	1,278	566	—
Flipkart Ltd. - Series H	04/20/15	6,745	2,395	—
Flipkart Ltd. - Series G	12/17/14	6,117	2,580	—
Flipkart Ltd.	03/20/15	1,141	505	—
Flipkart Ltd. - Series C	03/20/15	688	305	—
Flipkart Ltd. - Series A	03/20/15	389	173	—
WeWork Co.	06/23/15	4,997	4,923	0.1
WeWork Co.	06/23/15	556	547	—
		$51,686	$51,661	0.8%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 96.1%
Consumer Discretionary 16.6%
AutoZone Inc. (a)	78	$61,604
Carmax Inc. (a) (b)	741	47,713
Coach Inc.	1,134	39,713
Dollar General Corp.	784	58,071
Marriott International Inc. - Class A	706	58,372
Norwegian Cruise Line Holdings Ltd. (a)	1,412	60,052
O'Reilly Automotive Inc. (a)	150	41,761
Other Securities		279,388
		646,674
Consumer Staples 2.2%
Other Securities		84,995
Energy 1.7%
EQT Corp.	505	33,027
Other Securities		33,059
		66,086
Financials 10.2%
CBOE Holdings Inc. (b)	626	46,255
Fidelity National Financial Inc.	1,726	58,615
Intercontinental Exchange Inc.	860	48,521
Progressive Corp.	1,218	43,239
TD Ameritrade Holding Corp.	1,201	52,364
Willis Towers Watson Plc	611	74,713
Other Securities		75,853
		399,560
Health Care 19.1%
Agilent Technologies Inc.	1,092	49,752
Alkermes Plc (a)	864	48,021
Cooper Cos. Inc.	290	50,730
DENTSPLY SIRONA Inc.	781	45,087
Hologic Inc. (a)	1,608	64,513
Intuitive Surgical Inc. (a)	63	39,953
MEDNAX Inc. (a)	785	52,328
Teleflex Inc.	431	69,456
Other Securities		325,632
		745,472
Industrials 19.4%
Allegion Plc	598	38,272
Equifax Inc.	455	53,814
IDEX Corp. (b)	656	59,079
IHS Markit Ltd. (a)	1,374	48,653
Kansas City Southern	393	33,346
Rockwell Collins Inc.	370	34,321
Roper Industries Inc.	314	57,487
Sensata Technologies Holding NV (a)	1,095	42,650
Textron Inc.	1,802	87,505
Verisk Analytics Inc. (a)	511	41,478
Waste Connections Inc.	547	42,989
Other Securities		216,804
		756,398
	Shares/Par†	Value
Information Technology 20.0%
Fiserv Inc. (a)	824	87,575
FleetCor Technologies Inc. (a)	250	35,380
Global Payments Inc.	628	43,589
Harris Corp.	471	48,263
Keysight Technologies Inc. (a)	1,211	44,286
Microchip Technology Inc. (b)	1,020	65,433
Red Hat Inc. (a)	665	46,350
Vantiv Inc. - Class A (a)	707	42,151
VeriSign Inc. (a) (b)	550	41,838
Other Securities		324,074
		778,939
Materials 5.4%
Air Products & Chemicals Inc.	314	45,159
Ashland Global Holdings Inc.	252	27,541
Ball Corp.	550	41,288
Martin Marietta Materials Inc.	142	31,457
RPM International Inc.	629	33,859
Valvoline Inc. (b)	427	9,181
Other Securities		20,796
		209,281
Real Estate 0.3%
Other Securities		10,383
Telecommunication Services 1.2%
T-Mobile US Inc. (a)	700	40,257
Other Securities		6,505
		46,762
Total Common Stocks (cost $3,028,122)		3,744,550
PREFERRED STOCKS 0.3%
Financials 0.2%
Other Securities		9,004
Information Technology 0.1%
Other Securities		2,733
Total Preferred Stocks (cost $7,441)		11,737
SHORT TERM INVESTMENTS 5.0%
Investment Companies 3.7%
JNL Money Market Fund, 0.34% (c) (d)	2,472	2,472
T. Rowe Price Government Reserve Fund, 0.44% (c) (d)	141,786	141,786
		144,258
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	50,737	50,737
Total Short Term Investments (cost $194,995)		194,995
Total Investments 101.4% (cost $3,230,558)		3,951,282
Other Assets and Liabilities, Net (1.4)%		(52,668)
Total Net Assets 100.0%		$3,898,614

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Centennial Resource Development Inc.	12/29/16	$2,575	$3,316	0.1%
Dropbox Inc. - Series A-1	05/02/12	2,338	2,271	0.1
Dropbox Inc.	05/02/12	383	372	—
Dropbox Inc. - Series A	05/02/12	476	462	—
WeWork Co. - Series D-2	12/10/14	2,036	3,962	0.1
WeWork Co. - Series D-1	12/10/14	2,591	5,042	0.1
WeWork Co.	12/10/14	1,343	2,893	0.1
		$11,742	$18,318	0.5%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/T. Rowe Price Short-Term Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.0%
Ally Master Owner Trust
Series 2014-A2-1, 1.29%, 01/15/17	2,065	$2,065
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,743
American Express Credit Account Master Trust
Series 2014-A-2, 1.26%, 06/15/17	2,775	2,777
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	9,455	9,484
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (a)	950	948
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	566	567
Bank of America Corp.
Series 2007-AM-4, REMIC, 5.81%, 08/10/17 (b)	160	163
Citibank Credit Card Issuance Trust
Series 2016-A1-A1, 1.75%, 11/19/19	5,010	4,985
Discover Card Execution Note Trust
Series 2014-A-A5, 1.39%, 10/16/17	4,865	4,872
Series 2016-A1-A1, 1.64%, 01/15/19	9,295	9,291
Series 2016-A4-A4, 1.39%, 09/16/19	4,620	4,565
Enterprise Fleet Financing LLC
Series 2014-A2-2, 1.05%, 08/21/17 (a)	2,583	2,581
Series 2015-A2-1, 1.30%, 11/20/17 (a)	1,739	1,737
Series 2015-A2-2, 1.59%, 04/20/18 (a)	3,038	3,037
Series 2016-A2-1, 1.83%, 11/20/18 (a)	8,358	8,361
Series 2014-A2-1, 0.87%, 09/20/19 (a)	65	64
Fannie Mae Connecticut Avenue Securities
Series 2014-2M1-C04, 2.86%, 11/25/24 (b)	15	15
Series 2016-2M1-C01, 2.86%, 08/25/28 (b)	4,457	4,497
Series 2016-1M1-C02, 2.91%, 09/25/28 (b)	1,231	1,244
Series 2016-2M1-C07, 2.06%, 04/25/29 (b)	745	746
Ford Credit Auto Lease Trust
Series 2015-A4-A, 1.31%, 08/15/18	1,465	1,466
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	3,595	3,597
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,072
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,126
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,157
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 3.61%, 04/25/28 (b)	1,395	1,435
GE Dealer Floorplan Master Note Trust
Series 2014-A-1, 1.12%, 07/20/17 (b)	5,835	5,836
Series 2014-A-2, 1.19%, 10/20/17 (b)	3,615	3,616
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	6,880	6,896
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,749
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	535	529
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	298	298
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	913	910
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,781	1,775
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,991	1,987
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,667	1,666
GSMS Mortgage Securities Trust
Series 2014-A1-GC20, REMIC, 1.34%, 04/10/24	1,781	1,777
Huntington Auto Trust
Series 2016-A4-1, 1.93%, 05/15/20	1,335	1,328
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	899	895
Series 2006-AM-LDP7, REMIC, 5.93%, 04/15/45 (b)	185	185
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	2,186	2,182
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (a)	855	860
Series 2012-C-1, REMIC, 2.93%, 12/15/17 (a)	7,540	7,548
Series 2013-C-1, REMIC, 2.24%, 04/16/18 (a)	2,925	2,930
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	2,270	2,278
SMART Trust
Series 2014-A3A-1US, 0.95%, 03/14/17	328	328
Series 2015-A3A-3US, 1.66%, 08/14/18	8,370	8,350
	Shares/Par†	Value
Series 2013-A4A-2US, 1.18%, 02/14/19	522	520
Series 2016-A2A-2US, 1.45%, 08/14/19	4,705	4,677
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (a)	5,550	5,549
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,320
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,549
Series 2015-A-2, 1.60%, 04/16/18	4,360	4,363
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (a)	5,984	5,975
Other Securities		338,915
Total Non-U.S. Government Agency Asset-Backed Securities (cost $511,190)		510,386
CORPORATE BONDS AND NOTES 48.1%
Consumer Discretionary 4.8%
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,198
JD.com Inc.
3.13%, 04/29/21	9,175	9,063
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,498
2.15%, 10/15/18	3,425	3,441
2.60%, 03/29/19	5,585	5,645
Other Securities		51,731
		78,576
Consumer Staples 1.4%
Danone SA
1.69%, 10/30/19 (a)	6,780	6,693
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (a)	7,605	7,611
Other Securities		7,987
		22,291
Energy 4.3%
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,481
3.13%, 01/20/20	5,900	5,924
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	1,835	1,833
Exxon Mobil Corp.
1.32%, 03/06/22 (b)	8,240	8,182
Murphy Oil Corp.
3.50%, 12/01/17 (c) (d)	8,600	8,643
Other Securities		42,671
		71,734
Financials 21.5%
American Express Co.
1.51%, 05/22/18 (b)	7,075	7,090
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	7,165	7,174
Bank of America Corp.
1.70% - 2.00%, 08/25/17 - 01/11/18	3,630	3,637
2.63% - 5.65%, 05/01/18 - 04/19/21	5,180	5,218
2.50%, 10/21/22	1,760	1,700
Bank of America NA
1.75%, 06/05/18	3,635	3,634
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	7,785	7,843
8.50%, 06/15/19 (d)	275	315
3.50%, 11/24/20 (c)	1,580	1,607
Citigroup Inc.
1.55%, 08/14/17	6,735	6,739
1.80% - 1.85%, 11/24/17 - 02/05/18	3,070	3,073
1.70% - 2.05%, 04/27/18 - 06/07/19	5,095	5,078
2.90%, 12/08/21	4,145	4,130
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,965
Fidelity National Financial Inc.
6.60%, 05/15/17	7,825	7,959
Ford Motor Credit Co. LLC
1.68%, 09/08/17	8,645	8,631
2.38% - 3.00%, 06/12/17 - 01/16/18	875	879
2.02%, 05/03/19	1,795	1,778

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Goldman Sachs Group Inc.
5.95%, 01/18/18	3,380	3,521
6.15%, 04/01/18	8,530	8,972
2.30%, 12/13/19	2,225	2,223
2.75%, 09/15/20	1,090	1,094
Huntington National Bank
2.20%, 11/06/18	6,010	6,026
JPMorgan Chase & Co.
2.11%, 10/24/23 (b)	5,735	5,850
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,684
6.88%, 04/25/18	5,020	5,335
Morgan Stanley
6.63%, 04/01/18	960	1,015
2.16%, 04/25/18 (b)	5,755	5,815
1.73%, 01/24/19 (b)	10,550	10,616
National Bank of Canada
1.45%, 11/07/17	8,005	8,003
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (a)	6,520	6,494
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,886
Swedbank AB
1.75%, 03/12/18 (a)	9,235	9,232
Other Securities		187,834
		354,050
Health Care 4.7%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,945
2.90%, 11/30/21	2,995	2,988
Aetna Inc.
1.50%, 11/15/17	2,050	2,048
1.90%, 06/07/19	6,235	6,219
Other Securities		60,064
		78,264
Industrials 4.0%
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	9,175	9,154
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,793
Other Securities		47,558
		65,505
Information Technology 2.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,198
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	8,480	8,527
2.85%, 10/05/18	360	363
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,668
Other Securities		19,265
		42,021
Materials 0.6%
Other Securities		10,032
Real Estate 0.9%
Other Securities		15,186
Telecommunication Services 0.5%
Other Securities		8,596
Utilities 2.9%
Zhejiang Energy Group Hong Kong Ltd.
2.30%, 09/30/17	6,475	6,468
Other Securities		40,897
		47,365
Total Corporate Bonds And Notes (cost $793,165)		793,620
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.21%, 09/25/24 (b)	841	844
Series 2015-M1-HQ2, 1.86%, 05/27/25 (b)	471	472
Series 2015-M1-DNA1, 1.66%, 10/25/27 (b)	1,197	1,197
Series 2015-M1-HQA2, 1.91%, 05/25/28 (b)	152	152
Series 2016-M1-HQA1, 2.51%, 09/25/28 (b)	485	487
	Shares/Par†	Value
Series 2015-M1-DNA3, REMIC, 2.11%, 04/25/28 (b)	281	281
Series 2016-M1-DNA1, REMIC, 2.21%, 07/25/28 (b)	2,831	2,842
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	290	296
Series 2016-FA-85, REMIC, 1.26%, 11/25/46 (b)	3,360	3,359
Series 2016-FA-83, REMIC, 1.26%, 11/25/46 (b)	1,939	1,944
Series 2016-FG-85, REMIC, 1.26%, 11/25/46 (b)	3,611	3,607
		15,481
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp.
Series A2-K502, REMIC, 1.43%, 08/25/17	1,936	1,937
Series A1-K712, REMIC, 1.37%, 05/25/19	862	862
Series A1-K715, REMIC, 2.06%, 03/25/20	4,527	4,556
		7,355
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 03/01/18	188	192
4.00% - 5.50%, 06/01/18 - 05/01/26	1,646	1,744
2.53% - 3.39%, 09/01/33 - 03/01/36 (b)	1,585	1,680
6.00%, 12/01/28 - 01/01/38	1,416	1,610
Federal National Mortgage Association
5.50%, 01/01/17 - 03/01/18	1	1
4.50%, 12/01/20	1,098	1,138
4.50%, 08/01/24	2,361	2,522
4.50%, 11/01/24	986	1,041
3.50% - 5.50%, 12/01/18 - 02/01/27	12,499	13,163
3.50%, 12/01/25	1,827	1,906
3.50%, 01/01/26	1,111	1,159
4.00%, 04/01/26	1,157	1,213
4.50%, 04/01/26	1,970	2,081
3.50%, 11/01/26	1,938	2,024
4.00%, 12/01/26	1,329	1,402
3.50%, 07/01/28	2,525	2,633
3.00%, 11/01/29	2,570	2,640
3.00%, 02/01/30	2,184	2,244
3.00%, 03/01/30	3,122	3,208
3.00%, 04/01/30	3,949	4,057
3.00%, 07/01/30	2,299	2,363
3.00%, 07/01/30	2,453	2,521
3.00%, 09/01/30	2,482	2,550
5.00%, 10/01/33	2,884	3,157
6.00%, 03/01/34	909	1,045
2.36% - 3.38%, 03/01/33 - 03/01/36 (b)	5,645	5,953
5.50%, 11/01/35	1,403	1,574
5.50%, 01/01/37	957	1,069
5.00%, 05/01/38	1,783	1,948
3.00% - 6.50%, 03/01/30 - 12/01/45	12,359	13,618
5.50%, 09/01/38	1,312	1,469
5.50%, 06/01/39	1,305	1,456
4.50%, 09/01/39	1,945	2,094
5.50%, 12/01/39	1,280	1,429
4.00%, 08/01/43	3,406	3,579
4.50%, 06/01/44	5,930	6,395
3.50%, 11/01/44	7,607	7,823
3.50%, 01/01/46	1,195	1,225
Government National Mortgage Association
7.00%, 12/15/17	5	5
5.50%, 07/15/20	41	43
6.00%, 07/15/36	1,524	1,767
5.00%, 12/20/34 - 02/20/40	623	692
4.50%, 09/20/40	1,054	1,136
3.50%, 03/20/43	3,317	3,455
3.50%, 04/20/43	1,137	1,186
		117,210
Municipal 0.3%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,680
University of California
1.12%, 07/01/41 (b)	1,470	1,470
		5,150

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
U.S. Treasury Securities 7.0%
U.S. Treasury Note
0.88%, 05/31/18	10,415	10,394
0.88%, 07/15/18	13,615	13,570
0.75%, 07/31/18	8,500	8,453
1.25%, 12/31/18	15,815	15,827
1.75%, 09/30/19 (e)	8,565	8,646
1.00%, 11/15/19	45,710	45,138
1.38%, 05/31/21	14,180	13,885
		115,913
Total Government And Agency Obligations (cost $261,235)		261,109
SHORT TERM INVESTMENTS 5.6%
Certificates of Deposit 0.2%
Credit Suisse AG, 1.75%, 09/12/17 (b)	4,045	4,050
Commercial Paper 3.8%
Anheuser-Busch InBev SA, 1.50%, 10/10/17 (a)	1,530	1,514
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (a)	2,425	2,404
AXA Financial Inc., 1.55%, 07/24/17 (a)	7,920	7,853
Enbridge Energy Partners LP, 1.95%, 05/09/17 (a)	8,335	8,287
Energy Transfer Partners LP, 1.60%, 01/24/17 (a)	4,355	4,351
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (a)	8,120	8,021
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (a)	8,050	7,963
Plains All American Pipeline LP, 1.55%, 02/15/17 (a)	8,915	8,898
Vodafone Group Plc, 1.60%, 09/01/17 (a)	8,755	8,660
VW Credit Inc., 1.75%, 09/18/17 (a)	4,210	4,160
		62,111
	Shares/Par†	Value
Investment Companies 1.5%
JNL Money Market Fund, 0.34% (f) (g)	8,876	8,876
T. Rowe Price Government Reserve Fund, 0.44% (f) (g)	16,266	16,266
		25,142
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	1,319	1,319
Total Short Term Investments (cost $92,602)		92,622
Total Investments 100.5% (cost $1,658,192)		1,657,737
Other Derivative Instruments (0.0)%		(68)
Other Assets and Liabilities, Net (0.5)%		(8,814)
Total Net Assets 100.0%		$1,648,855

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $396,447 and 24.0%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) All or portion of the security was on loan.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

The following schedules reflect the derivative investments for JNL/T. Rowe Price Short-Term Bond Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note Future, 10-Year	(392)	March 2017	(48,812)	$(135)	$93
U.S. Treasury Note Future, 2-Year	1,076	March 2017	233,348	67	(192)
				$(68)	$(99)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 98.2%
Consumer Discretionary 6.4%
Adient Plc (a) (b)	129	$7,534
Comcast Corp. - Class A	523	36,120
Norwegian Cruise Line Holdings Ltd. (a)	758	32,220
Twenty-First Century Fox Inc. - Class B	1,177	32,068
Other Securities		162,056
		269,998
Consumer Staples 9.4%
Philip Morris International Inc.	1,303	119,248
Tyson Foods Inc. - Class A	2,158	133,091
Walgreens Boots Alliance Inc.	477	39,460
Other Securities		106,492
		398,291
Energy 10.9%
Chevron Corp.	547	64,429
Exxon Mobil Corp.	961	86,767
Marathon Petroleum Corp.	863	43,434
Occidental Petroleum Corp.	557	39,704
Spectra Energy Corp.	748	30,746
Total SA - ADR	1,650	84,106
TransCanada Corp. (b)	832	37,544
Other Securities		74,698
		461,428
Financials 25.8%
American International Group Inc.	647	42,276
Ameriprise Financial Inc.	525	58,220
Bank of New York Mellon Corp.	1,387	65,714
Citigroup Inc.	1,190	70,717
Fifth Third Bancorp	2,063	55,644
JPMorgan Chase & Co.	2,512	216,761
KeyCorp	2,228	40,705
Marsh & McLennan Cos. Inc.	727	49,137
MetLife Inc.	950	51,207
Morgan Stanley	1,938	81,889
State Street Corp.	561	43,594
Synchrony Financial	843	30,592
U.S. Bancorp	824	42,324
Wells Fargo & Co.	1,930	106,354
XL Group Ltd.	1,684	62,762
Other Securities		72,961
		1,090,857
Health Care 13.5%
Aetna Inc.	491	60,884
Anthem Inc.	302	43,423
Becton Dickinson & Co.	218	36,052
HCA Holdings Inc. (a)	468	34,618
Medtronic Plc	922	65,662
Merck & Co. Inc.	1,052	61,914
Pfizer Inc.	2,564	83,282
Thermo Fisher Scientific Inc.	237	33,439
Other Securities		151,596
		570,870
Industrials 8.7%
American Airlines Group Inc.	1,117	52,148
Boeing Co.	378	58,924
General Electric Co.	2,298	72,626
Johnson Controls International Plc	1,365	56,224
Other Securities		130,851
		370,773
Information Technology 10.4%
Apple Inc.	511	59,207
Cisco Systems Inc.	1,933	58,430
Microsoft Corp.	1,923	119,508
QUALCOMM Inc.	581	37,901
Texas Instruments Inc.	448	32,694
Other Securities		133,339
		441,079
Materials 3.1%
EI du Pont de Nemours & Co.	461	33,852
	Shares/Par†	Value
Other Securities		95,900
		129,752
Real Estate 0.9%
Other Securities		38,951
Telecommunication Services 1.3%
Verizon Communications Inc.	1,001	53,447
Utilities 7.8%
American Electric Power Co. Inc.	725	45,643
Exelon Corp.	2,429	86,219
NextEra Energy Inc.	127	15,145
PG&E Corp.	1,152	69,998
Other Securities		112,474
		329,479
Total Common Stocks (cost $3,764,450)		4,154,925
PREFERRED STOCKS 0.4%
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19	345	16,887
Total Preferred Stocks (cost $17,008)		16,887
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.2%
JNL Money Market Fund, 0.34% (c) (d)	4,300	4,300
T. Rowe Price Government Reserve Fund, 0.44% (c) (d)	6,415	6,415
		10,715
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	19,773	19,773
Total Short Term Investments (cost $30,488)		30,488
Total Investments 99.3% (cost $3,811,946)		4,202,300
Other Assets and Liabilities, Net 0.7%		30,897
Total Net Assets 100.0%		$4,233,197

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/Westchester Capital Event Driven Fund *
COMMON STOCKS 81.6%
Consumer Discretionary 24.8%
Adient Plc (a)	19	$1,099
Bob Evans Farms Inc. (b)	71	3,783
Cabela's Inc. (a) (c)	207	12,112
CBS Corp. - Class B (b) (c)	104	6,629
Harman International Industries Inc. (c)	123	13,670
Hilton Worldwide Holdings Inc. (b) (c)	153	4,162
Jarden Corp. (a) (d) (e) (f)	186	11,033
Liberty SiriusXM Group - Class A (a) (c)	166	5,746
Media General Inc. (a) (c)	120	2,254
MGM Resorts International (a) (b) (c)	332	9,560
Time Warner Inc. (b) (c)	90	8,699
Yum! Brands Inc. (b) (c)	80	5,085
Other Securities		5,259
		89,091
Consumer Staples 7.2%
Lamb Weston Holdings Inc. (b) (c)	274	10,360
Reynolds American Inc. (b) (c)	214	12,016
Rite Aid Corp. (a)	334	2,751
Other Securities		788
		25,915
Energy 8.7%
Baker Hughes Inc. (b)	166	10,811
Columbia Pipeline Group Inc. (d) (e) (f)	134	3,417
Columbia Pipeline Partners LP (c)	293	5,028
Energy Transfer Partners LP	68	2,452
FMC Technologies Inc. (a) (c)	216	7,680
Other Securities		1,983
		31,371
Financials 8.8%
American Capital Ltd. (a) (c)	755	13,524
American International Group Inc. (b) (c)	63	4,088
CIT Group Inc. (b)	167	7,106
NorthStar Asset Management Group Inc.	229	3,418
Other Securities		3,267
		31,403
Financials 0.1%
Other Securities		454
Health Care 4.6%
Allergan Plc (a) (b)	17	3,486
St. Jude Medical Inc. (c)	137	11,012
Team Health Holdings Inc. (a)	43	1,858
		16,356
Industrials 4.6%
BE Aerospace Inc. (c)	89	5,336
General Electric Co. (b)	114	3,602
Johnson Controls International Plc (b) (c)	188	7,723
		16,661
Information Technology 15.8%
Hewlett Packard Enterprise Co. (b) (c)	620	14,347
Linear Technology Corp.	114	7,100
Mentor Graphics Corp.	100	3,692
NXP Semiconductors NV (a) (c)	128	12,550
Yahoo! Inc. (a) (c)	439	16,987
Other Securities		2,052
		56,728
Materials 4.7%
Ashland Global Holdings Inc. (b)	62	6,787
Dow Chemical Co. (c)	82	4,687
Monsanto Co. (b) (c)	50	5,208
Valvoline Inc.	10	221
Other Securities		—
		16,903
Real Estate 0.7%
NorthStar Realty Finance Corp.	173	2,620
Telecommunication Services 1.6%
Level 3 Communications Inc. (a)	101	5,681
Total Common Stocks (cost $281,143)		293,183
	Shares/Par†	Value
PREFERRED STOCKS 0.8%
Real Estate 0.8%
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (g)	63	1,626
NorthStar Realty Finance Corp. - Series B, 8.25%, (callable at 25 beginning 02/24/17) (g)	51	1,268
Total Preferred Stocks (cost $2,895)		2,894
RIGHTS 0.0%
Other Securities		37
Total Rights (cost $16)		37
WARRANTS 0.0%
Other Securities		19
Total Warrants (cost $6)		19
INVESTMENT COMPANIES 5.9%
BlackRock Debt Strategies Fund Inc.	235	2,669
BlackRock Floating Rate Income Strategies Fund Inc.	186	2,678
First Trust Senior Floating Rate Income Fund II	188	2,597
Invesco Senior Income Trust	821	3,809
Nuveen Credit Strategies Income Fund	328	2,906
Voya Prime Rate Trust	639	3,540
Western Asset High Income Opportunity Fund Inc.	568	2,833
Total Investment Companies (cost $19,783)		21,032
CORPORATE BONDS AND NOTES 9.3%
Consumer Discretionary 3.4%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (a) (h)	4,128	3,529
Caesars Growth Properties Holdings LLC
9.38%, 05/01/22	8,139	8,770
		12,299
Consumer Staples 2.3%
Rite Aid Corp.
6.75%, 06/15/21	2,329	2,445
6.13%, 04/01/23 (i)	438	471
WhiteWave Foods Co.
5.38%, 10/01/22	4,104	4,494
Other Securities		716
		8,126
Health Care 1.0%
Change Healthcare Holdings Inc.
11.00%, 12/31/19	1,832	1,892
Team Health Inc.
7.25%, 12/15/23 (i)	1,501	1,707
		3,599
Telecommunication Services 0.9%
Fairpoint Communications Inc.
8.75%, 08/15/19 (i)	3,221	3,362
Utilities 1.7%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (a) (h) (i)	1,062	1,417
0.00%, 03/01/22 (a) (h) (i)	3,344	4,556
		5,973
Total Corporate Bonds And Notes (cost $32,038)		33,359
OTHER EQUITY INTERESTS 0.1%
Other Securities		397
Total Other Equity Interests (cost $635)		397
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Money Market Fund, 0.34% (j) (k)	7,571	7,571
Total Short Term Investments (cost $7,571)		7,571
Total Investments 99.8% (cost $344,087)		358,492
Total Securities Sold Short (15.9)% (proceeds $51,423)		(57,022)
Total Purchased Options 0.1% (cost $1,078)		493
Other Derivative Instruments (2.1)%		(7,719)
Other Assets and Liabilities, Net 18.1%		64,942
Total Net Assets 100.0%		$359,186

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Shares subject to merger appraisal rights.

(g) Perpetual security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 2.6% of the Fund’s net assets.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $12,229 and 3.4%, respectively.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (15.9%)
COMMON STOCKS (15.9%)
Consumer Discretionary (2.8%)
Eldorado Resorts Inc.	(59)	$(1,005)
News Corp. - Class B	(90)	(1,065)
Nexstar Broadcasting Group Inc. - Class A	(15)	(946)
Sirius XM Holdings Inc.	(1,567)	(6,974)
		(9,990)
Consumer Staples (0.3%)
British American Tobacco Plc - ADR	(10)	(1,169)
Energy (1.5%)
Idemitsu Kosan Co. Ltd.	(107)	(2,833)
Sunoco Logistics Partners LP	(103)	(2,467)
		(5,300)
Financials (2.0%)
Ares Capital Corp.	(365)	(6,011)
Canadian Imperial Bank of Commerce	(7)	(569)
CBOE Holdings Inc.	(10)	(766)
		(7,346)
	Shares/Par†	Value
Health Care (1.3%)
Abbott Laboratories	(119)	(4,583)
Industrials (0.7%)
Joy Global Inc.	(31)	(868)
Rockwell Collins Inc.	(19)	(1,727)
		(2,595)
Information Technology (5.4%)
Alibaba Group Holding Ltd. - ADS	(156)	(13,668)
Analog Devices Inc.	(26)	(1,919)
VMware Inc. - Class A	(46)	(3,650)
		(19,237)
Materials (1.3%)
EI du Pont de Nemours & Co.	(64)	(4,689)
Telecommunication Services (0.6%)
AT&T Inc.	(9)	(380)
CenturyLink Inc.	(73)	(1,733)
		(2,113)
Total Common Stocks (proceeds $51,423)		(57,022)
Total Securities Sold Short (15.9%) (proceeds $51,423)		$(57,022)

Restricted Securities

	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Winthrop Realty Trust Escrow	08/08/15	$635	$397	0.1%
		$635	$397	0.1%

The following schedules reflect the derivative investments for JNL/Westchester Capital Event Driven Fund at December 31, 2016:

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Options on Securities
Allergan Plc	Put	175.00	01/20/17	76	$3
Allergan Plc	Put	180.00	02/17/17	90	17
American International Group Inc.	Put	57.50	02/17/17	273	11
American International Group Inc.	Put	57.50	02/17/17	956	38
Ashland Global Holdings Inc.	Put	100.00	01/20/17	23	1
Ashland Global Holdings Inc.	Put	100.00	01/20/17	94	2
Ashland Global Holdings Inc.	Put	100.00	01/20/17	233	5
Ashland Global Holdings Inc.	Put	100.00	01/20/17	29	1
Baker Hughes Inc.	Put	60.00	01/20/17	553	20
Baker Hughes Inc.	Put	55.00	01/20/17	564	6
Baker Hughes Inc.	Put	57.50	02/17/17	547	31
Blackstone Group LP	Put	21.00	01/20/17	346	1
Bob Evans Farms Inc.	Put	45.00	01/20/17	711	30
CBS Corp.	Put	52.50	01/20/17	61	—
CBS Corp.	Put	57.50	01/20/17	564	11
CBS Corp.	Put	47.50	01/20/17	199	—
CBS Corp.	Put	50.00	01/20/17	376	4
CIT Group Inc.	Put	39.00	01/20/17	1,245	24
CIT Group Inc.	Put	38.00	02/17/17	420	21
General Electric Co.	Put	27.00	02/17/17	1,140	8
General Motors Co.	Put	29.00	01/20/17	44	—
Hewlett Packard Enterprise Co.	Put	19.00	01/20/17	2,286	5
Hewlett Packard Enterprise Co.	Put	19.00	01/20/17	764	2
Hewlett Packard Enterprise Co.	Put	21.00	01/20/17	1,524	11
Hewlett Packard Enterprise Co.	Put	20.00	01/20/17	456	2
Hewlett Packard Enterprise Co.	Put	19.00	01/20/17	1,170	2
Hilton Worldwide Holdings Inc.	Put	20.00	01/20/17	571	1
Hilton Worldwide Holdings Inc.	Put	20.00	01/20/17	863	1
Johnson Controls International Plc	Put	40.00	01/20/17	261	1
Johnson Controls International Plc	Put	40.00	01/20/17	245	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Johnson Controls International Plc	Put	42.00	01/20/17	319	3
Johnson Controls International Plc	Put	42.00	01/20/17	383	3
Johnson Controls International Plc	Put	40.00	01/20/17	235	1
Johnson Controls International Plc	Put	40.00	01/20/17	194	1
Johnson Controls International Plc	Put	40.00	01/20/17	179	1
Johnson Controls International Plc	Put	40.00	01/20/17	59	—
Lamb Weston Holdings Inc.	Put	30.00	01/20/17	1,045	16
Lamb Weston Holdings Inc.	Put	30.00	01/20/17	205	3
Lamb Weston Holdings Inc.	Put	30.00	01/20/17	1,479	22
MetLife Inc.	Put	40.00	01/20/17	82	—
MetLife Inc.	Put	40.00	01/20/17	1,840	4
MGM Resorts International	Put	24.00	02/17/17	3,316	50
Rockwell Collins Inc.	Call	100.00	01/20/17	47	3
SPDR S&P 500 ETF Trust	Call	237.00	02/17/17	94	2
SPDR S&P 500 ETF Trust	Call	237.00	02/17/17	95	2
SPDR S&P 500 ETF Trust	Put	227.00	01/20/17	183	80
SPDR S&P 500 ETF Trust	Put	226.00	02/17/17	24	12
SPDR S&P 500 ETF Trust	Put	226.00	02/17/17	23	12
Yum! Brands Inc.	Put	72.50	01/20/17	402	10
Yum! Brands Inc.	Put	80.00	01/20/17	401	8
					$493

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Options on Securities
Alibaba Group Holding Ltd.	Put	90.00	02/17/17	63	$(33)
Allergan Plc	Call	190.00	01/20/17	76	(163)
Allergan Plc	Call	190.00	02/17/17	90	(213)
American International Group Inc.	Call	62.50	02/17/17	273	(110)
American International Group Inc.	Call	62.50	02/17/17	1,195	(481)
Ashland Global Holdings Inc.	Call	115.00	01/20/17	23	(1)
Ashland Global Holdings Inc.	Call	115.00	01/20/17	29	(1)
Ashland Global Holdings Inc.	Call	110.00	01/20/17	210	(35)
Ashland Global Holdings Inc.	Call	110.00	01/20/17	94	(16)
AT&T Inc.	Call	37.00	02/17/17	210	(116)
Baker Hughes Inc.	Call	65.00	01/20/17	28	(5)
Baker Hughes Inc.	Call	60.00	01/20/17	536	(285)
Baker Hughes Inc.	Call	63.00	01/20/17	553	(163)
Baker Hughes Inc.	Call	62.50	02/17/17	547	(223)
Bob Evans Farms Inc.	Call	55.00	01/20/17	70	(5)
Bob Evans Farms Inc.	Call	50.00	01/20/17	570	(208)
Bob Evans Farms Inc.	Call	50.00	01/20/17	71	(26)
CBS Corp.	Call	62.50	01/20/17	507	(117)
CBS Corp.	Call	57.50	01/20/17	61	(39)
CBS Corp.	Call	57.50	01/20/17	417	(269)
CenturyLink Inc.	Call	22.00	04/21/17	83	(20)
CenturyLink Inc.	Call	23.00	04/21/17	182	(30)
CenturyLink Inc.	Call	23.00	04/21/17	224	(37)
CenturyLink Inc.	Call	22.00	04/21/17	218	(51)
CIT Group Inc.	Call	42.00	01/20/17	1,245	(177)
CIT Group Inc.	Call	41.00	02/17/17	420	(119)
General Electric Co.	Call	31.00	02/17/17	1,083	(125)
General Motors Co.	Call	32.00	01/20/17	44	(13)
Hewlett Packard Enterprise Co.	Call	22.00	01/20/17	764	(106)
Hewlett Packard Enterprise Co.	Call	22.00	01/20/17	1,170	(163)
Hewlett Packard Enterprise Co.	Call	22.00	01/20/17	456	(63)
Hewlett Packard Enterprise Co.	Call	22.00	01/20/17	2,286	(318)
Hewlett Packard Enterprise Co.	Call	22.50	01/20/17	1,524	(141)
Hilton Worldwide Holdings Inc.	Call	23.00	01/20/17	571	(240)
Hilton Worldwide Holdings Inc.	Call	23.00	01/20/17	959	(403)
Johnson Controls International Plc	Call	47.00	01/20/17	261	(31)
Johnson Controls International Plc	Call	45.00	01/20/17	245	(61)
Johnson Controls International Plc	Call	49.00	01/20/17	383	(15)
Johnson Controls International Plc	Call	49.00	01/20/17	319	(12)
Johnson Controls International Plc	Call	45.00	01/20/17	235	(59)
Johnson Controls International Plc	Call	44.00	01/20/17	194	(68)
Johnson Controls International Plc	Call	45.00	01/20/17	179	(45)
Johnson Controls International Plc	Call	45.00	01/20/17	59	(15)
Lamb Weston Holdings Inc.	Call	35.00	01/20/17	941	(320)
Lamb Weston Holdings Inc.	Call	35.00	01/20/17	185	(63)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional1/ Contracts†	Value
Lamb Weston Holdings Inc.	Call	35.00	01/20/17	1,331	(453)
MGM Resorts International	Call	27.00	02/17/17	3,316	(814)
Monsanto Co.	Call	105.00	01/20/17	148	(20)
Monsanto Co.	Call	105.00	01/20/17	198	(27)
NXP Semiconductors NV	Call	100.00	01/20/17	8	—
NXP Semiconductors NV	Call	100.00	01/20/17	27	—
Reynolds American Inc.	Call	52.50	01/20/17	159	(65)
Reynolds American Inc.	Call	57.50	02/17/17	32	(3)
Reynolds American Inc.	Call	55.00	02/17/17	232	(52)
Reynolds American Inc.	Call	57.50	02/17/17	32	(3)
Rockwell Collins Inc.	Call	90.00	01/20/17	30	(13)
Rockwell Collins Inc.	Call	90.00	01/20/17	5	(2)
SPDR S&P 500 ETF Trust	Call	229.00	02/17/17	94	(14)
SPDR S&P 500 ETF Trust	Call	229.00	02/17/17	95	(14)
SPDR S&P 500 ETF Trust	Put	213.00	01/20/17	183	(9)
SPDR S&P 500 ETF Trust	Put	213.00	02/17/17	23	(3)
SPDR S&P 500 ETF Trust	Put	213.00	02/17/17	24	(4)
Time Warner Inc.	Call	90.00	01/20/17	94	(62)
Time Warner Inc.	Call	85.00	01/20/17	119	(139)
Time Warner Inc.	Call	85.00	01/20/17	40	(47)
Time Warner Inc.	Call	90.00	04/21/17	382	(289)
Valspar Corp.	Call	105.00	04/21/17	94	(19)
Valspar Corp.	Call	105.00	04/21/17	8	(2)
Yum! Brands Inc.	Call	85.00	01/20/17	361	(166)
Yum! Brands Inc.	Call	90.00	01/20/17	41	(5)
Yum! Brands Inc.	Call	87.50	01/20/17	401	(110)
					$(7,539)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2015	21,748	4,905
Options written during the year	222,196	45,295
Options closed during the year	(137,346)	(27,332)
Options exercised during the year	(42,495)	(9,662)
Options expired during the year	(36,773)	(6,680)
Options outstanding at December 31, 2016	27,330	6,526

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value	Unrealized Appreciation (Depreciation)
AUD/USD	JPM	01/04/17	AUD	1,117	$806	$(15)
CHF/USD	JPM	01/26/17	CHF	1,067	1,049	(2)
USD/AUD	JPM	01/04/17	AUD	(1,117)	(806)	53
USD/CHF	JPM	01/26/17	CHF	(1,067)	(1,049)	6
USD/GBP	JPM	12/20/17	GBP	(3,198)	(3,979)	(34)
USD/GBP	JPM	12/20/17	GBP	(7,617)	(9,478)	167
					$(13,457)	$175

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Allied World Assurance Co. Holdings Ltd.	BOA	3-Month LIBOR +0.40%	12/20/17 ††	78	$2
Endurance Specialty Holdings Ltd.	BOA	3-Month LIBOR +0.40%	12/29/17 ††	10,932	(1)
FMC Technologies Inc.	BOA	3-Month LIBOR +0.40%	08/08/17 ††	616	228
General Motors Co.	BOA	3-Month LIBOR +0.40%	06/13/17 ††	128	25
Syngenta AG	BOA	3-Month LIBOR +0.45%	04/20/17 ††	2,214	(72)
Syngenta AG	BOA	3-Month LIBOR +0.40%	11/24/17 ††	9,544	(140)
Valspar Corp.	BOA	3-Month LIBOR +0.40%	12/11/17 ††	10,293	(272)
WhiteWave Foods Co.	BOA	3-Month LIBOR +0.40%	11/15/17 ††	2,565	69
American International Group Inc.	JPM	3-Month LIBOR +0.35%	08/21/17 ††	4,994	502
Dell Technologies Inc.	JPM	3-Month LIBOR +0.30%	09/07/17 ††	1,377	1,438
Starwood Property Trust Inc.	JPM	3-Month LIBOR +0.32%	09/06/17 ††	924	6
Winthrop Realty Trust ‡	JPM	3-Month LIBOR +0.30%	08/07/17 ††	380	(149)
Sky Plc	UBS	3-Month LIBOR +0.30%	01/03/18 ††	12,346	(66)
					$1,570

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional[1]	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
COMMON STOCKS
British American Tobacco Plc	BOA	3-Month LIBOR -0.45%	12/01/17 ††	(3,509)	$(200)
Fairfax Financial Holdings Ltd.	BOA	3-Month LIBOR -2.00%	12/20/17 ††	(21)	(1)
Technip SA	BOA	3-Month LIBOR -0.35%	10/17/17 ††	(6,832)	(1,724)
					$(1,925)

1Notional amount is stated in USD unless otherwise noted.

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/WMC Balanced Fund *
COMMON STOCKS 64.6%
Consumer Discretionary 5.5%
Comcast Corp. - Class A	1,474	$101,775
Ford Motor Co.	3,965	48,091
Lowe's Cos. Inc.	546	38,832
Other Securities		159,645
		348,343
Consumer Staples 4.0%
Mondelez International Inc. - Class A	985	43,647
Philip Morris International Inc.	498	45,561
Other Securities		166,211
		255,419
Energy 6.4%
Anadarko Petroleum Corp.	571	39,806
Chevron Corp.	907	106,763
Exxon Mobil Corp.	847	76,432
Hess Corp.	1,012	63,032
Suncor Energy Inc. (a)	1,394	45,585
Total SA - ADR	1,048	53,409
Other Securities		23,870
		408,897
Financials 16.3%
Bank of America Corp.	5,051	111,627
BlackRock Inc.	102	38,924
Chubb Ltd.	721	95,261
JPMorgan Chase & Co.	1,554	134,058
Marsh & McLennan Cos. Inc.	725	48,975
Northern Trust Corp.	503	44,777
PNC Financial Services Group Inc.	824	96,396
Principal Financial Group Inc.	1,104	63,870
Prudential Financial Inc.	821	85,461
Synchrony Financial	1,125	40,800
Wells Fargo & Co.	2,209	121,723
Other Securities		156,106
		1,037,978
Health Care 8.6%
AstraZeneca Plc - ADR	1,715	46,846
Bristol-Myers Squibb Co.	1,260	73,621
Cardinal Health Inc.	592	42,619
Eli Lilly & Co.	650	47,785
Johnson & Johnson	577	66,514
Medtronic Plc	845	60,192
Merck & Co. Inc.	1,752	103,142
Pfizer Inc.	1,498	48,653
UnitedHealth Group Inc.	288	46,164
Other Securities		15,132
		550,668
Industrials 6.7%
CSX Corp.	1,652	59,349
Eaton Corp. Plc	627	42,088
Honeywell International Inc.	398	46,061
United Parcel Service Inc. - Class B	686	78,665
Other Securities		199,589
		425,752
Information Technology 9.1%
Accenture Plc - Class A	347	40,604
Alphabet Inc. - Class A (b)	122	96,523
Apple Inc.	700	81,098
Cisco Systems Inc.	1,450	43,828
Intel Corp.	2,878	104,384
Microsoft Corp.	2,194	136,360
Motorola Solutions Inc.	573	47,521
Other Securities		27,208
		577,526
Materials 2.3%
Celanese Corp. - Class A	538	42,363
Dow Chemical Co.	837	47,920
International Paper Co.	811	43,020
Other Securities		13,335
		146,638
	Shares/Par†	Value
Real Estate 0.8%
Other Securities		52,532
Telecommunication Services 1.3%
Verizon Communications Inc.	1,619	86,425
Utilities 3.6%
Dominion Resources Inc.	683	52,308
Edison International	676	48,678
Sempra Energy	511	51,425
Other Securities		75,239
		227,650
Total Common Stocks (cost $3,467,275)		4,117,828
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,190
Ford Credit Floorplan Master Owner Trust
Series 2012-A-2, 1.92%, 01/15/17	1,545	1,545
Series 2014-B-4, 1.65%, 08/15/17	5,000	5,004
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	201
Series 2013-A-2, 2.09%, 03/15/20 (c)	600	599
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.71%, 04/12/17 (d)	1,857	1,868
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,462
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (d)	4,036	4,062
Other Securities		228,413
Total Non-U.S. Government Agency Asset-Backed Securities (cost $249,107)		248,797
CORPORATE BONDS AND NOTES 10.8%
Consumer Discretionary 0.8%
Comcast Corp.
6.50%, 01/15/17	750	752
4.40% - 6.55%, 06/15/35 - 07/01/39	3,030	3,324
Ford Motor Co.
4.35%, 12/08/26	3,355	3,385
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (c)	830	831
Other Securities		45,674
		53,966
Consumer Staples 0.5%
Philip Morris International Inc.
4.88%, 11/15/43	430	462
Other Securities		29,558
		30,020
Energy 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	3,225	3,455
Suncor Energy Inc.
6.10%, 06/01/18	1,725	1,826
Other Securities		82,898
		88,179
Financials 4.1%
ACE Capital Trust II
9.70%, 04/01/30	525	769
Bank of America Corp.
2.00% - 5.42%, 03/15/17 - 01/11/18	1,900	1,908
2.60% - 5.63%, 01/15/19 - 08/26/24	12,841	13,144
5.00% - 5.88%, 02/07/42 - 01/21/44	800	908
Ford Motor Credit Co. LLC
2.38% - 3.16%, 03/12/19 - 08/04/20	8,405	8,407
GE Capital International Funding Co.
3.37%, 11/15/25	1,687	1,713
4.42%, 11/15/35	1,286	1,345
General Electric Capital Corp.
3.15% - 5.55%, 05/04/20 - 09/07/22	1,774	1,869
5.88% - 6.88%, 08/07/37 - 01/10/39	561	731
JPMorgan Chase & Co.
3.25% - 6.30%, 04/23/19 - 09/23/22	2,300	2,418
3.38%, 05/01/23 (a)	1,060	1,055
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,183

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Northern Trust Corp.
3.45%, 11/04/20	490	511
PNC Bank NA
3.30%, 10/30/24	835	838
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	850
Prudential Financial Inc.
6.00%, 12/01/17	87	90
2.30%, 08/15/18	1,885	1,900
Synchrony Financial
2.70% - 3.00%, 08/15/19 - 02/03/20	4,155	4,195
Wachovia Corp.
5.75%, 06/15/17	1,500	1,529
Wells Fargo & Co.
3.50% - 4.48%, 03/08/22 - 06/03/26	3,787	3,887
4.75%, 12/07/46	3,750	3,785
Other Securities		207,117
		260,152
Health Care 1.4%
Cardinal Health Inc.
2.40% - 3.50%, 11/15/19 - 11/15/24	2,550	2,571
4.50%, 11/15/44	1,405	1,390
Medtronic Inc.
2.50% - 3.63%, 03/15/20 - 03/15/25	3,900	3,996
4.38%, 03/15/35	267	282
Merck & Co. Inc.
2.80%, 05/18/23	940	943
4.15%, 05/18/43	630	646
UnitedHealth Group Inc.
2.88% - 3.88%, 10/15/20 - 07/15/25	3,580	3,706
4.63%, 11/15/41	1,040	1,096
Other Securities		74,745
		89,375
Industrials 0.5%
Other Securities		28,606
Information Technology 0.3%
Apple Inc.
3.25%, 02/23/26	1,106	1,105
2.45% - 2.85%, 05/06/21 - 08/04/26	1,956	1,987
Microsoft Corp.
2.40%, 08/08/26	3,145	2,968
3.70%, 08/08/46	2,390	2,245
Other Securities		9,418
		17,723
Materials 0.1%
Other Securities		6,677
Real Estate 0.3%
Other Securities		17,347
Telecommunication Services 0.4%
Verizon Communications Inc.
3.45% - 4.50%, 09/15/20 - 11/01/21	7,945	8,431
4.52% - 6.40%, 09/15/33 - 09/15/48	5,834	5,714
Other Securities		12,767
		26,912
Utilities 1.0%
Dominion Resources Inc.
2.96% - 4.10%, 07/01/19 - 04/01/21 (e)	4,655	4,806
3.63%, 12/01/24	3,200	3,216
San Diego Gas & Electric Co.
5.35% - 6.00%, 06/01/39 - 05/15/40	900	1,072
Southern California Edison Co.
2.40%, 02/01/22	685	682
5.55%, 01/15/37	500	596
Other Securities		56,271
		66,643
Total Corporate Bonds And Notes (cost $677,677)		685,600
GOVERNMENT AND AGENCY OBLIGATIONS 16.7%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	8	9
	Shares/Par†	Value
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.79%, 05/25/25 (d)	8,250	8,187
Mortgage-Backed Securities 8.3%
Federal Home Loan Mortgage Corp.
6.00% - 6.50%, 04/01/17 - 11/01/17	2	2
4.00% - 4.50%, 05/01/18 - 09/01/26	413	425
TBA, 3.00%, 01/15/31 (f)	14,665	15,042
2.50%, 12/01/31	1,021	1,023
2.50%, 01/01/32	4,879	4,890
4.00% - 7.00%, 11/01/30 - 07/01/41	711	804
3.50%, 06/01/46	37,327	38,232
3.00%, 09/01/46	34,283	34,055
3.00%, 11/01/46	26,431	26,263
3.00%, 12/01/46	6,910	6,866
3.00%, 12/01/46	36,434	36,192
3.00%, 12/01/46	33,000	32,780
3.50%, 12/01/46	41,119	42,118
3.00%, 01/01/47	24,000	23,840
TBA, 5.50%, 01/15/47 (f)	2,400	2,661
Federal National Mortgage Association
2.68%, 05/01/25	5,190	5,106
2.81%, 07/01/25	6,000	5,955
2.47% - 4.50%, 09/01/23 - 01/01/27	10,293	10,529
2.49%, 12/01/26	6,322	6,076
2.89%, 12/01/26	5,678	5,589
TBA, 2.50%, 01/15/31 (f)	6,900	6,908
2.00% - 2.50%, 05/01/30 - 01/01/32	9,100	9,056
TBA, 3.50%, 01/15/32 (f)	9,300	9,686
3.00% - 7.50%, 05/01/27 - 11/01/44	8,095	8,719
3.00%, 02/01/45	21,100	20,975
4.00%, 01/01/46	12,368	13,006
4.00%, 02/01/46	14,052	14,776
3.00%, 10/01/46	19,211	19,097
TBA, 2.50% - 3.00%, 01/15/32 - 01/15/47 (f)	3,400	3,416
TBA, 3.50%, 01/15/47 (f)	25,400	26,017
TBA, 4.00%, 01/15/47 (f)	35,000	36,778
TBA, 5.00%, 01/15/47 (f)	20,600	22,435
TBA, 5.50%, 01/15/47 (f)	8,800	9,781
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	15	17
4.00% - 7.00%, 11/15/32 - 12/20/44	12,938	14,396
TBA, 4.50%, 01/15/47 (f)	11,125	11,869
TBA, 5.50%, 01/15/47 (f)	3,000	3,342
		528,722
Municipal 0.8%
State of Illinois
5.10%, 06/01/33	5,995	5,298
Other Securities		47,138
		52,436
Sovereign 0.1%
Other Securities		8,745
Treasury Inflation Indexed Securities 0.7%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/27 (g)	38,333	44,899
U.S. Treasury Securities 6.7%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,204
2.88%, 05/15/43	20,224	19,492
3.38%, 05/15/44	15,335	16,227
3.13%, 08/15/44	8,230	8,311
2.50%, 02/15/45	18,570	16,502
2.88%, 08/15/45	11,600	11,137
2.50% - 3.00%, 11/15/44 - 02/15/46	1,315	1,211
2.50%, 05/15/46	30,030	26,621
U.S. Treasury Note
0.63%, 09/30/17	18,500	18,474
0.88%, 11/30/17	24,150	24,151
0.88%, 03/31/18	15,500	15,479
1.38% - 1.63%, 07/31/18 - 02/15/26	5,035	4,884
1.25%, 11/30/18	18,500	18,523
0.88%, 04/15/19	6,000	5,944

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
1.75%, 09/30/19	33,205	33,517
1.38%, 03/31/20	14,190	14,107
2.63%, 11/15/20	9,400	9,708
1.63%, 11/30/20	36,000	35,827
2.00%, 11/30/20	29,600	29,883
2.13%, 06/30/21	9,440	9,533
1.13%, 09/30/21	15,000	14,454
1.50%, 03/31/23	57,340	55,031
1.63%, 10/31/23	6,020	5,784
1.63%, 05/15/26	7,000	6,517
		423,521
Total Government And Agency Obligations (cost $1,066,962)		1,066,519
SHORT TERM INVESTMENTS 6.9%
Investment Companies 6.3%
JNL Money Market Fund, 0.34% (h) (i)	404,425	404,425
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.50% (h) (i)	34,923	34,923
Total Short Term Investments (cost $439,348)		439,348
Total Investments 102.9% (cost $5,900,369)		6,558,092
Total Forward Sales Commitments (0.1)% (proceeds $7,621)		(7,620)
Other Derivative Instruments (0.0)%		(99)
Other Assets and Liabilities, Net (2.8)%		(178,207)
Total Net Assets 100.0%		$6,372,166

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $295,949 and 4.6%, respectively.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $148,032.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 01/15/47 (a)	(5,900)	$(6,346)
	Shares/Par†	Value
Government National Mortgage Association
TBA, 6.00%, 01/15/47 (a)	(1,125)	(1,274)
Total Government And Agency Obligations (proceeds $7,621)		(7,620)
Total Forward Sales Commitments (0.1%) (proceeds $7,621)		$(7,620)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $7,621.

The following schedules reflect the derivative investments for JNL/WMC Balanced Fund at December 31, 2016:

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional[1]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note Future, 10-Year	(406)	March 2017	(49,944)	$(140)	$(513)
Ultra Long Term U.S. Treasury Bond Future	42	March 2017	6,781	41	(51)
				$(99)	$(564)

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/WMC Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 24.7%
U.S. Government Agency Obligations 9.3%
Federal Farm Credit Bank
0.78%, 04/28/17 (a) (b)	9,600	$9,600
Federal Home Loan Bank
0.77%, 02/27/17 (a) (b)	6,230	6,230
0.88%, 05/24/17 (b)	44,930	44,974
1.00%, 06/21/17 (b)	35,000	35,072
0.91%, 08/25/17 (a) (b)	3,170	3,176
Federal Home Loan Mortgage Corp.
0.88%, 02/22/17 (b)	21,000	21,006
1.00%, 03/08/17 (b)	6,626	6,630
1.00%, 07/28/17 (b)	6,000	6,012
0.72%, 11/13/17 (a) (b)	3,180	3,182
Federal National Mortgage Association
1.25%, 01/30/17 (b)	13,317	13,323
		149,205
U.S. Treasury Securities 15.4%
U.S. Treasury Note
3.00%, 02/28/17	17,500	17,570
0.88%, 05/15/17	40,000	40,053
0.63%, 07/31/17 (a)	26,000	25,993
0.72%, 10/31/17 (a)	20,000	20,002
0.75%, 04/30/18 (a)	45,000	45,040
0.73%, 07/31/18 - 10/31/18 (a)	97,500	97,533
		246,191
Total Government And Agency Obligations (cost $395,396)		395,396
SHORT TERM INVESTMENTS 56.5%
Repurchase Agreements 22.4%
Repurchase Agreements (c)		358,200
	Shares/Par†	Value
Treasury Securities 12.1%
U.S. Treasury Bill
0.59%, 04/27/17 - 05/04/17	65,920	65,793
0.54%, 05/11/17	29,851	29,787
0.62%, 05/18/17	98,174	97,947
		193,527
U.S. Government Agency Obligations 22.0%
Federal Home Loan Bank
0.38%, 01/09/17 (b)	28,000	27,998
0.42%, 01/11/17 (b)	16,000	15,998
0.36%, 01/13/17 (b)	16,000	15,998
0.49%, 01/18/17 (b)	40,000	39,991
0.48%, 01/20/17 (b)	25,000	24,994
0.43%, 01/25/17 (b)	32,000	31,991
0.47%, 01/27/17 (b)	6,000	5,998
0.50%, 02/03/17 (b)	46,612	46,591
0.52%, 02/22/17 - 03/08/17 (b)	62,000	61,946
0.50%, 02/16/17 - 02/27/17 (b)	45,200	45,170
0.54%, 03/24/17 (b)	7,000	6,991
0.56%, 06/01/17 (b)	14,000	13,967
0.65%, 06/21/17 - 06/23/17 (b)	14,600	14,554
		352,187
Total Short Term Investments (cost $903,914)		903,914
Total Investments 81.2% (cost $1,299,310)		1,299,310
Other Assets and Liabilities, Net 18.8%		301,353
Total Net Assets 100.0%		$1,600,663

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at December 31, 2016, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements

Counter-party	Collateral	Collateral Par†	Collateral Value	Rate		Settlement	Maturity	Proceeds at Maturity	Par†	Value
BCL	U.S. Treasury Note, 0.00-2.13%, due 01/05/17-12/31/21	$13,938	$14,178	0.40%	%	12/30/16	01/03/17	$13,901	$13,900	$13,900
BMO	U.S. Treasury Note, 0.88%-3.88%, due 09/15/17-02/15/44	50,565	53,448	0.40		12/30/16	01/03/17	52,402	52,400	52,400
BNP	Federal Home Loan Mortgage Corp., 1.00-4.50%, due 03/08/17-05/01/25	1,508	1,514
	Federal National Mortgage Association, 1.75-4.50%, due 09/12/19-12/01/46	7,915	8,235
	Government National Mortgage Association, 2.13-4.50%, due 09/20/40-05/20/41	6	6
	U.S. Treasury Note, 0.88-1.50%, due 08/15/17-08/31/18	1,459	1,465
		10,888	11,220	0.50		12/30/16	01/03/17	11,001	11,000	11,000
BOA	Government National Mortgage Association, 4.00%, due 07/20/46	52,834	56,202	0.48		12/30/16	01/03/17	55,103	55,100	55,100
DUB	U.S. Treasury Note, 1.63%, due 05/15/26	106,966	99,552	0.51		12/30/16	01/03/17	97,606	97,600	97,600
GSC	Federal Home Loan Mortgage Corp., 3.50-4.00%, due 06/01/25-10/01/25	527	553
	Federal National Mortgage Association, 3.50%, due 06/01/27	1,424	1,487
		1,951	2,040	0.44		12/30/16	01/03/17	2,000	2,000	2,000
GSC	Federal Home Loan Mortgage Corp., 2.00-8.00%, due 06/01/18-09/01/46	12,152	13,212
	Federal National Mortgage Association, 1.82-6.50%, due 02/01/18-11/01/46	20,798	22,488
		32,950	35,700	0.48		12/30/16	01/06/17	35,003	35,000	35,000
GSC	Federal Home Loan Mortgage Corp., 2.50-8.00%, due 08/01/18-09/01/46	11,613	12,653
	Federal National Mortgage Association, 2.00-9.00%, due 12/01/17-12/01/46	26,158	28,147
		37,771	40,800	0.53		12/27/16	01/03/17	40,004	40,000	40,000
GSC	Federal Home Loan Mortgage Corp., 2.00-7.00%, due 09/01/19-10/01/41	12,665	13,795

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement	Maturity	Proceeds at Maturity	Par†	Value
	Federal National Mortgage Association, 2.00-8.50%, due 03/01/19-05/01/46	24,831	27,005
		37,496	40,800	0.55	12/28/16	01/04/17	40,004	40,000	40,000
RBC	Federal Home Loan Mortgage Corp., 2.35-2.79%, due 02/01/40-12/01/45	839	865
	Federal National Mortgage Association, 2.58-4.24%, due 07/01/34-08/01/40	3,254	3,419
		4,093	4,284	0.40	12/30/16	01/03/17	4,200	4,200	4,200
TDS	U.S. Treasury Note, 2.50%, due 02/15/45	7,981	7,140	0.40	12/30/16	01/03/17	7,000	7,000	7,000
									358,200

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/WMC Value Fund
COMMON STOCKS 98.9%
Consumer Discretionary 10.1%
CBS Corp. - Class B	366	$23,310
Comcast Corp. - Class A	291	20,122
Hilton Worldwide Holdings Inc.	1,046	28,453
Home Depot Inc.	113	15,186
Liberty Interactive Corp. QVC Group - Class A (a)	635	12,684
Lowe's Cos. Inc.	190	13,501
Norwegian Cruise Line Holdings Ltd. (a)	364	15,480
Pulte Homes Inc.	913	16,777
Signet Jewelers Ltd. (b)	127	12,011
Thomson Reuters Corp.	368	16,129
		173,653
Consumer Staples 4.9%
British American Tobacco Plc	366	20,761
CVS Health Corp.	76	6,003
Kraft Heinz Foods Co.	165	14,370
Mondelez International Inc. - Class A	414	18,332
Philip Morris International Inc.	273	24,936
		84,402
Energy 12.3%
Anadarko Petroleum Corp.	167	11,671
Canadian Natural Resources Ltd.	401	12,777
Chevron Corp.	374	44,075
EOG Resources Inc.	272	27,522
Exxon Mobil Corp.	306	27,639
Halliburton Co.	507	27,403
Marathon Oil Corp.	1,288	22,298
Occidental Petroleum Corp.	162	11,540
Pioneer Natural Resources Co.	105	18,911
Southwestern Energy Co. (a)	740	8,010
		211,846
Financials 27.9%
American International Group Inc.	288	18,807
Bank of America Corp.	886	19,578
BlackRock Inc.	63	23,902
Chubb Ltd.	197	26,018
Citigroup Inc.	750	44,559
Goldman Sachs Group Inc.	98	23,368
Intercontinental Exchange Inc.	297	16,774
Invesco Ltd.	673	20,411
JPMorgan Chase & Co.	933	80,518
M&T Bank Corp.	158	24,716
Marsh & McLennan Cos. Inc.	313	21,150
MetLife Inc.	407	21,950
PNC Financial Services Group Inc.	381	44,570
Principal Financial Group Inc.	251	14,524
Unum Group	263	11,539
Wells Fargo & Co.	1,196	65,910
		478,294
Health Care 11.3%
Allergan Plc (a)	91	19,109
Amgen Inc.	107	15,665
AstraZeneca Plc - ADR	587	16,042
Bristol-Myers Squibb Co.	362	21,144
Medtronic Plc	344	24,507

	Shares/Par†	Value
Merck & Co. Inc.	757	44,568
Pfizer Inc.	266	8,651
Roche Holding AG	83	18,897
UnitedHealth Group Inc.	155	24,795
		193,378
Industrials 12.0%
3M Co.	112	20,080
Caterpillar Inc.	163	15,080
Eaton Corp. Plc	400	26,841
Fortune Brands Home & Security Inc.	310	16,576
General Electric Co.	1,025	32,405
Ingersoll-Rand Plc	323	24,201
Nielsen Holdings Plc	338	14,192
Triumph Group Inc. (b)	337	8,917
Union Pacific Corp.	212	22,009
United Technologies Corp.	234	25,634
		205,935
Information Technology 12.7%
Analog Devices Inc.	144	10,455
Apple Inc.	103	11,877
Cisco Systems Inc.	1,627	49,157
Cognizant Technology Solutions Corp. - Class A (a)	346	19,368
eBay Inc. (a)	293	8,713
Intel Corp.	1,011	36,676
Maxim Integrated Products Inc.	559	21,575
Microsoft Corp.	305	18,923
Nokia Oyj - ADR (b)	2,587	12,441
QUALCOMM Inc.	431	28,068
		217,253
Materials 2.7%
Agrium Inc. (b)	115	11,574
Dow Chemical Co.	401	22,933
International Paper Co.	216	11,477
		45,984
Telecommunication Services 1.6%
Verizon Communications Inc.	518	27,660
Utilities 3.4%
Dominion Resources Inc.	122	9,322
Edison International	217	15,638
Eversource Energy	380	21,013
NextEra Energy Inc.	102	12,181
		58,154
Total Common Stocks (cost $1,301,438)		1,696,559
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.3%
JNL Money Market Fund, 0.34% (c) (d)	22,972	22,972
Securities Lending Collateral 2.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	35,952	35,952
Total Short Term Investments (cost $58,924)		58,924
Total Investments 102.3% (cost $1,360,362)		1,755,483
Other Assets and Liabilities, Net (2.3)%		(39,961)
Total Net Assets 100.0%		$1,715,522

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Currency Abbreviations:

AED - United Arab Emirates Dirham	DOP - Dominican Peso	KRW - Korean Won	RSD - Serbian Dinar
ARS - Argentine Peso	EGP - Egyptian Pound	LKR - Sri Lankan Rupee	RUB - Russian Ruble
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SEK - Swedish Krona
BRL - Brazilian Real	GBP - British Pound	MYR - Malaysian Ringgit	SGD - Singapore Dollar
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	THB - Thai Baht
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TRY - New Turkish Lira
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	TWD - Taiwan Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	USD - United States Dollar
CNY - Chinese Yuan	ILS - Israeli New Shekel	PKR - Pakistani Rupee	UYU - Uruguayan Peso
COP - Colombian Peso	INR - Indian Rupee	PLN - Polish Zloty	VND - Vietnamese Dong
CZK - Czech Republic Korunas	JPY - Japanese Yen	QAR - Qatari Riyal	ZAR - South African Rand
DKK - Danish Krone	KES - Kenyan Shilling	RON - Romanian New Leu

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ABS - Asset Backed Security	FDR - Fiduciary Depository Receipt
ADR - American Depositary Receipt	FTSE - Financial Times and the London Stock Exchange
ASX - Australian Stock Exchange	GDR - Global Depository Receipt
CAC - Cotation Assistee en Continu	IBEX - Iberia Index
CAPE - Cyclically Adjusted Price Earnings	iTraxx - Group of international credit derivative indices monitored by the
CDI - Chess Depository Interest	International Index Company
CDO - Collateralized Debt Obligation	KCBT - Kansas City Board of Trade
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	KOSPI - Korea Composite Stock Price Index
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	LIBOR - London Interbank Offered Rate
CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North	LME - London Metal Exchange
American	MIB - Milano Indice Borsa
CLO - Collateralized Loan Obligation	MICEX - Moscow Interbank Currency Exchange Index
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
CVA - Commanditaire Vennootschap op Aandelen	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	NVDR - Non-Voting Depository Receipt
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 8.5 to 10.5 years	SDR - Swedish Depository Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 24 to 35 years	SPDR - Standard & Poor's Depository Receipt
Euro-BTP - debt instrument issued by the Republic of Italy	SPI - Schedule Performance Index
with a term of 2 to 11 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France	TES - Peso Denominated Treasury Bonds
with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	ULSD - Ultra-low sulfur diesel
with a term of 1.75 to 2.25 years	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	MSC - Morgan Stanley & Co., Incorporated
BBH - Brown Brothers Harriman & Co.	NSI - Nomura Securities International
BCL - Barclays Capital Inc.	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	RBS - Royal Bank of Scotland
BNP - BNP Paribas Securities	RGC - RBS Greenwich Capital
BNY - BNY Capital Markets	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	SGA - SG Americas Securities, LLC
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SGN - Societe Generale, NY
CSI - Credit Suisse Securities, LLC	SIG - Susquehanna Investment Group
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	TDS - TD Securities Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC
HSB - HSBC Securities, Inc.	WBC - Westpac Banking Corporation
JPM - J.P. Morgan Securities, Inc. MLP - Merrill Lynch Professional Clearing Corp.	WFI - Wells Fargo Investments, LLC

† Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or notional. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2016. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

Determination of liquidity in the Schedules of Investments is unaudited.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/AB Dynamic Asset Allocation Fund(i)		JNL/AQR Managed Futures Strategy Fund(i)	JNL/BlackRock Global Allocation Fund(i)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund		JNL/Brookfield Global Infrastructure and MLP Fund
Assets
Investments - unaffiliated, at value (a)(d)		$33,005	$458,947	$3,680,582	$2,499,283	$942,083		$644,263	$887,088
Investments - affiliated, at value (b)		3,379	205,119	61,209	41,288	88,406		62,933	67,533
Total investments, at value (c)		36,384	664,066	3,741,791	2,540,571	1,030,489		707,196	954,621
Cash		—	—	4,459	250	—		5,929	16
Cash collateral segregated for short sales		—	—	30,132	—	—		263,708	—
Foreign currency (e)		8	431	1,427	3	16		216	—
Receivable for:
Investment securities sold		—	4	11,837	4,841	—		5,162	—
Fund shares sold		47	84	1,087	405	776		155	1,037
Dividends and interest		37	90	9,328	284	1,038		1,235	2,947
Deposits with brokers and counterparties		21	45,060	10,212	—	—		10	—
Derivative instruments:
Variation margin on derivative instruments		50	2,770	565	—	—		—	—
Purchased options, at value (h)		—	—	45,811	—	—		—	—
Forward foreign currency contracts		331	8,265	27,879	—	—		3	—
OTC swap agreements		133	1,244	6,355	—	—		541	—
Total assets		37,011	722,014	3,890,883	2,546,354	1,032,319		984,155	958,621
Liabilities
Cash overdraft		5	18,210	—	—	—		—	—
Payable for:
Advisory fees		23	546	2,254	1,239	543		728	595
Administrative fees		5	87	462	214	129		91	112
12b-1 fees (Class A)		2	41	224	153	61		43	54
Investment securities purchased		—	—	31,412	24,296	—		7,574	—
Fund shares redeemed		58	222	1,022	1,091	743		634	492
Dividends on securities sold short		—	—	16	—	—		133	—
Interest expense and brokerage charges		—	—	2	—	—		48	—
Trustee fees		—	25	69	87	56		7	18
Chief compliance officer fees		—	1	3	2	1		1	1
Other expenses		—	2	16	6	1		1	2
Deposits from counterparties		—	—	48,697	—	—		—	—
Return of securities loaned		1,222	—	49,252	10,118	23,714		250	56,772
Derivative instruments:
Variation margin on derivative instruments		1	7,071	362	—	—		—	—
Written options, at value (g)		—	—	11,071	—	—		1,415	—
Forward foreign currency contracts		115	9,163	3,255	—	—		—	—
OTC swap agreements		—	1,287	178	—	—		245	—
Investment in securities sold short, at value (f)		—	—	31,371	—	—		262,688	—
Deferred foreign capital gains tax liability		—	—	117	—	—		—	—
Total liabilities		1,431	36,655	179,783	37,206	25,248		273,858	58,046
Net assets		$35,580	$685,359	$3,711,100	$2,509,148	$1,007,071		$710,297	$900,575
Net assets consist of:
Paid-in capital		$35,326	$796,355	$3,696,181	$2,221,976	$1,030,669		$695,992	$983,068
Undistributed (excess of distributions
over) net investment income (loss)		584	(74,975)	22,817	(122)	7,501		(1,964)	21,546
Accumulated net realized gain (loss)		(987)	(38,646)	(82,115)	47,265	(58,479)		(15,972)	(138,618)
Net unrealized appreciation (depreciation) on
investments and foreign currency		657	2,625	74,217	240,029	27,380		32,241	34,579
		$35,580	$685,359	$3,711,100	$2,509,148	$1,007,071		$710,297	$900,575
Net assets - Class A		$35,580	$685,203	$3,710,790	$2,507,803	$1,006,258		$710,297	$900,328
Shares outstanding - Class A		3,465	80,824	329,595	90,440	110,317		69,124	69,707
Net asset value per share - Class A		$10.27	$8.48	$11.26	$27.73	$9.12		$10.28	$12.92
Net assets - Class B	$	N/A	$156	$310	$1,345	$813	$	N/A	$247
Shares outstanding - Class B		N/A	18	27	47	88		N/A	19
Net asset value per share - Class B	$	N/A	$8.51	$11.34	$28.67	$9.20	$	N/A	$12.97
(a) Investments - unaffiliated, at cost		$32,668	$458,965	$3,656,244	$2,259,254	$914,701		$599,738	$852,492
(b) Investments - affiliated, at cost		3,379	205,119	63,520	41,288	88,406		62,933	67,533
(c) Total investments, at cost		$36,047	$664,084	$3,719,764	$2,300,542	$1,003,107		$662,671	$920,025
(d) Including value of securities on loan		$1,191	$—	$52,948	$9,917	$24,157		$5,153	$56,906
(e) Foreign currency cost		8	428	1,433	3	16		215	—
(f) Proceeds from securities sold short		—	—	30,300	—	—		250,459	—
(g) Premiums from written options		—	—	8,408	—	—		1,090	—
(h) Purchased options, at cost		—	—	17,899	—	—		—	—

(i)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund		JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund		JNL/DoubleLine Shiller Enhanced CAPE Fund		JNL/FPA + DoubleLine Flexible Allocation Fund
Assets
Investments - unaffiliated, at value (a)(d)	$437,040	$761,200		$621,477	$953,936		$137,429		$712,933	$1,986,847
Investments - affiliated, at value (b)	32,363	23,577		17,302	6,662		5,557		33,715	35,578
Total investments, at value (c)	469,403	784,777		638,779	960,598		142,986		746,648	2,022,425
Cash	70	—		4,716	193		97		69,219	2,618
Cash collateral segregated for short sales	—	—		—	—		—		—	106,068
Foreign currency (e)	—	10		—	—		—		—	—
Receivable for:
Investment securities sold	1,864	—		7,812	498		—		436	785
Fund shares sold	101	166		150	691		175		472	225
Dividends and interest	1,919	2,526		8,215	939		1,623		3,556	10,606
Receivable from adviser	10	—		—	57		—		—	43
Derivative instruments:
Forward foreign currency contracts	237	4		—	—		—		—	—
OTC swap agreements	—	—		—	—		—		57,397	—
Other assets	—	—		2	—		—		—	1
Total assets	473,604	787,483		659,674	962,976		144,881		877,728	2,142,771
Liabilities
Payable for:
Advisory fees	253	424		334	455		86		507	1,419
Administrative fees	58	99		77	80		17		104	258
12b-1 fees (Class A)	27	47		37	57		8		50	123
Investment securities purchased	4,578	837		9,120	2,641		—		4,044	7,714
Fund shares redeemed	127	184		87	259		54		187	1,377
Interest expense and brokerage charges	—	—		—	—		—		—	56
Trustee fees	20	36		3	19		1		4	69
Chief compliance officer fees	—	1		—	1		—		—	2
Other expenses	13	15		2	2		—		2	3
Deposits from counterparties	—	—		—	—		—		61,271	—
Return of securities loaned	10,867	—		25,130	11,223		8,269		—	6,925
Derivative instruments:
Forward foreign currency contracts	509	1		—	—		—		—	—
OTC swap agreements	—	—		—	—		—		1,146	—
Investment in securities sold short, at value (f)	—	—		—	—		—		—	115,933
Total liabilities	16,452	1,644		34,790	14,737		8,435		67,315	133,879
Net assets	$457,152	$785,839		$624,884	$948,239		$136,446		$810,413	$2,008,892
Net assets consist of:
Paid-in capital	$435,740	$967,167		$596,174	$755,874		$130,462		$700,288	$1,965,453
Undistributed (excess of distributions
over) net investment income (loss)	5,237	17,362		14,246	9,944		3,270		1,455	26,142
Accumulated net realized gain (loss)	8,691	(183,596)		3,037	20,622		3,438		54,820	19,704
Net unrealized appreciation (depreciation) on
investments and foreign currency	7,484	(15,094)		11,427	161,799		(724)		53,850	(2,407)
	$457,152	$785,839		$624,884	$948,239		$136,446		$810,413	$2,008,892
Net assets - Class A	$456,663	$785,113		$624,884	$947,909		$136,446		$810,413	$2,008,235
Shares outstanding - Class A	44,525	58,165		59,205	80,804		13,007		63,006	172,205
Net asset value per share - Class A	$10.26	$13.50		$10.55	$11.73		$10.49		$12.86	$11.66
Net assets - Class B	$489	$726	$	N/A	$330	$	N/A	$	N/A	$657
Shares outstanding - Class B	46	53		N/A	27		N/A		N/A	56
Net asset value per share - Class B	$10.56	$13.83	$	N/A	$12.38	$	N/A	$	N/A	$11.70
(a) Investments - unaffiliated, at cost	$429,255	$776,239		$610,052	$792,137		$138,153		$715,334	$1,981,728
(b) Investments - affiliated, at cost	32,363	23,577		17,302	6,662		5,557		33,715	35,578
(c) Total investments, at cost	$461,618	$799,816		$627,354	$798,799		$143,710		$749,049	$2,017,306
(d) Including value of securities on loan	$11,527	$—		$24,657	$21,623		$8,086		$—	$6,789
(e) Foreign currency cost	—	10		—	—		—		—	—
(f) Proceeds from securities sold short	—	—		—	—		—		—	108,434

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Assets
Investments - unaffiliated, at value (a)(d)	$900,037	$1,416,484	$2,281,787	$481,790	$1,076,916	$1,194,540	$289,698
Investments - affiliated, at value (b)	78,061	208,722	296,604	33,550	126,175	17,000	6,250
Total investments, at value (c)	978,098	1,625,206	2,578,391	515,340	1,203,091	1,211,540	295,948
Cash	—	41,557	867	—	862	5,209	1,704
Foreign currency (e)	—	5,068	—	167	614	51	1,271
Receivable for:
Investment securities sold	113	—	441	24	—	115,312	1,171
Fund shares sold	280	422	1,345	319	880	468	100
Dividends and interest	1,485	25,855	17,177	1,017	2,577	6,164	5,129
Deposits with brokers and counterparties	—	27,015	—	—	—	10,170	10,685
Receivable from adviser	—	—	—	—	30	11	4
Derivative instruments:
Variation margin on derivative instruments	—	—	—	—	—	936	47
Forward foreign currency contracts	—	86,957	—	—	1,637	5,977	2,518
OTC swap agreements	—	—	—	—	—	120	2,953
OTC swap premiums paid	—	—	—	—	—	152	299
Total assets	979,976	1,812,080	2,598,221	516,867	1,209,691	1,356,110	321,829
Liabilities
Payable for:
Advisory fees	533	960	1,289	388	727	550	187
Administrative fees	121	212	208	63	101	97	38
12b-1 fees (Class A)	58	102	148	30	72	69	18
Investment securities purchased	1,983	1,450	—	152	9,814	176,673	7,659
Fund shares redeemed	408	1,069	1,170	559	238	776	56
Trustee fees	35	37	76	14	39	53	26
Chief compliance officer fees	1	1	2	1	1	1	—
Other expenses	15	29	5	14	2	3	1
Deposits from counterparties	—	68,630	—	—	—	—	530
Return of securities loaned	23,240	—	125,727	16,465	7,244	1,003	1,323
Derivative instruments:
Variation margin on derivative instruments	—	1,643	—	—	—	454	39
Forward foreign currency contracts	1	11,932	—	—	394	2,468	1,427
OTC swap agreements	—	—	—	—	—	405	6,907
OTC swap premiums received	—	—	—	—	—	80	212
Investment in forward sales commitments, at value (f)	—	—	—	—	—	27,468	—
Deferred foreign capital gains tax liability	—	1,088	—	—	—	—	—
Total liabilities	26,395	87,153	128,625	17,686	18,632	210,100	18,423
Net assets	$953,581	$1,724,927	$2,469,596	$499,181	$1,191,059	$1,146,010	$303,406
Net assets consist of:
Paid-in capital	$899,159	$1,880,488	$2,371,384	$509,645	$968,355	$1,140,004	$395,444
Undistributed (excess of distributions
over) net investment income (loss)	16,772	(96,974)	94,643	4,496	31,878	19,345	(9,168)
Accumulated net realized gain (loss)	(1,712)	(42,971)	(114,404)	1,159	28,061	(17,010)	(39,131)
Net unrealized appreciation (depreciation) on
investments and foreign currency	39,362	(15,616)	117,973	(16,119)	162,765	3,671	(43,739)
	$953,581	$1,724,927	$2,469,596	$499,181	$1,191,059	$1,146,010	$303,406
Net assets - Class A	$953,110	$1,724,715	$2,469,017	$498,894	$1,190,462	$1,145,530	$303,222
Shares outstanding - Class A	93,940	166,510	218,152	56,626	105,291	98,993	30,320
Net asset value per share - Class A	$10.15	$10.36	$11.32	$8.81	$11.31	$11.57	$10.00
Net assets - Class B	$471	$212	$579	$287	$597	$480	$184
Shares outstanding - Class B	46	20	53	32	52	41	18
Net asset value per share - Class B	$10.18	$10.40	$10.85	$8.90	$11.41	$11.77	$10.12
(a) Investments - unaffiliated, at cost	$860,648	$1,507,780	$2,163,763	$497,890	$915,379	$1,194,631	$329,331
(b) Investments - affiliated, at cost	78,061	208,722	296,604	33,550	126,175	17,000	6,250
(c) Total investments, at cost	$938,709	$1,716,502	$2,460,367	$531,440	$1,041,554	$1,211,631	$335,581
(d) Including value of securities on loan	$22,720	$—	$128,583	$16,391	$7,007	$987	$1,295
(e) Foreign currency cost	—	5,196	—	163	619	51	1,274
(f) Proceeds from forward sales commitments	—	—	—	—	—	27,311	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund		JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a)(d)	$909,930	$457,910		$62,110	$405,855	$1,801,481	$1,179,059	$606,892
Investments - affiliated, at value (b)	17,915	3,370		2,576	18,079	18,081	79,445	25,901
Total investments, at value (c)	927,845	461,280		64,686	423,934	1,819,562	1,258,504	632,793
Cash	168	71		—	—	773	177	205
Foreign currency (e)	—	—		1	708	1,319	936	7
Receivable for:
Investment securities sold	122	29		190	1,772	2,043	342	—
Fund shares sold	738	371		16	200	689	1,182	276
Dividends and interest	1,425	361		134	161	6,882	2,187	991
Receivable from adviser	9	—		—	18	2	2	2
Derivative instruments:
Forward foreign currency contracts	—	—		133	—	—	—	—
Total assets	930,307	462,112		65,160	426,793	1,831,270	1,263,330	634,274
Liabilities
Payable for:
Advisory fees	560	236		46	314	1,069	657	359
Administrative fees	79	45		8	52	229	157	53
12b-1 fees (Class A)	55	21		4	24	108	75	38
Investment securities purchased	1,827	1,697		178	1,358	1,062	1,236	2,202
Fund shares redeemed	1,881	273		7	488	935	438	401
Dividends on securities sold short	—	92		—	—	—	—	—
Interest expense and brokerage charges	—	77		—	—	—	—	—
Trustee fees	37	9		1	20	53	46	18
Chief compliance officer fees	1	—		—	—	2	1	1
Other expenses	2	—		—	42	3	3	1
Return of securities loaned	4,671	—		—	17,989	5,640	9,162	806
Derivative instruments:
Forward foreign currency contracts	—	—		—	—	—	6	—
Investment in securities sold short, at value (f)	—	111,510		—	—	—	—	—
Deferred foreign capital gains tax liability	—	—		—	77	—	—	—
Total liabilities	9,113	113,960		244	20,364	9,101	11,781	3,879
Net assets	$921,194	$348,152		$64,916	$406,429	$1,822,169	$1,251,549	$630,395
Net assets consist of:
Paid-in capital	$857,098	$339,080		$64,034	$470,443	$1,777,570	$1,258,210	$569,479
Undistributed (excess of distributions
over) net investment income (loss)	10,507	2,455		1,162	1,558	50,403	16,047	6,391
Accumulated net realized gain (loss)	(28,409)	(32,121)		(6,850)	(67,532)	28,032	(6,267)	(16,033)
Net unrealized appreciation (depreciation) on
investments and foreign currency	81,998	38,738		6,570	1,960	(33,836)	(16,441)	70,558
	$921,194	$348,152		$64,916	$406,429	$1,822,169	$1,251,549	$630,395
Net assets - Class A	$910,162	$348,005		$64,916	$406,147	$1,821,270	$1,250,916	$630,189
Shares outstanding - Class A	83,754	33,376		6,575	58,810	191,039	107,416	39,396
Net asset value per share - Class A	$10.87	$10.43		$9.87	$6.91	$9.53	$11.65	$16.00
Net assets - Class B	$11,032	$147	$	N/A	$282	$899	$633	$206
Shares outstanding - Class B	1,009	14		N/A	40	93	52	13
Net asset value per share - Class B	$10.93	$10.57	$	N/A	$6.96	$9.67	$12.26	$16.19
(a) Investments - unaffiliated, at cost	$827,932	$403,999		$55,665	$403,816	$1,835,219	$1,195,441	$536,333
(b) Investments - affiliated, at cost	17,915	3,370		2,576	18,079	18,081	79,445	25,901
(c) Total investments, at cost	$845,847	$407,369		$58,241	$421,895	$1,853,300	$1,274,886	$562,234
(d) Including value of securities on loan	$11,475	$—		$—	$17,138	$10,951	$8,728	$780
(e) Foreign currency cost	—	—		1	708	1,315	933	7
(f) Proceeds from securities sold short	—	96,335		—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$1,513,009	$1,544,831	$1,460,520	$841,572	$927,770	$349,169	$223,866
Investments - affiliated, at value (b)	67,872	45,647	31,261	34,456	34,386	—	—
Total investments, at value (c)	1,580,881	1,590,478	1,491,781	876,028	962,156	349,169	223,866
Cash	475	201	—	23	500	—	—
Foreign currency (e)	—	—	—	166	2,053	5	15
Receivable for:
Investment securities sold	274	1,112	4	799	—	—	—
Fund shares sold	643	641	998	291	829	281	905
Dividends and interest	687	420	5,672	2,585	2,465	1,685	461
Receivable from adviser	13	—	—	8	8	—	—
Derivative instruments:
Variation margin on derivative instruments	—	—	—	—	8	—	—
Other assets	—	—	—	—	6	—	—
Total assets	1,582,973	1,592,852	1,498,455	879,900	968,025	351,140	225,247
Liabilities
Cash overdraft	—	—	—	—	—	506	23
Payable for:
Advisory fees	1,062	844	491	643	301	88	58
Administrative fees	131	134	129	110	120	44	29
12b-1 fees (Class A)	93	95	90	52	56	21	14
Investment securities purchased	20,113	—	—	544	—	—	—
Fund shares redeemed	734	652	742	438	502	355	40
Trustee fees	25	38	60	54	32	6	5
Chief compliance officer fees	1	1	1	1	1	—	—
Other expenses	3	3	2	24	119	—	—
Return of securities loaned	25,804	29,577	106	227	8,077	—	—
Derivative instruments:
Variation margin on derivative instruments	—	—	—	—	228	—	—
Deferred foreign capital gains tax liability	—	—	—	460	5	—	—
Total liabilities	47,966	31,344	1,621	2,553	9,441	1,020	169
Net assets	$1,535,007	$1,561,508	$1,496,834	$877,347	$958,584	$350,120	$225,078
Net assets consist of:
Paid-in capital	$1,300,861	$1,456,350	$1,446,520	$1,079,621	$1,132,020	$422,774	$216,809
Undistributed (excess of distributions
over) net investment income (loss)	(33)	(60)	35,990	12,587	13,500	12,593	5,951
Accumulated net realized gain (loss)	45,784	24,605	(3,408)	(178,857)	(102,570)	(69,483)	(9,761)
Net unrealized appreciation (depreciation) on
investments and foreign currency	188,395	80,613	17,732	(36,004)	(84,366)	(15,764)	12,079
	$1,535,007	$1,561,508	$1,496,834	$877,347	$958,584	$350,120	$225,078
Net assets - Class A	$1,534,205	$1,561,280	$1,496,044	$876,859	$958,527	$350,097	$225,001
Shares outstanding - Class A	74,908	57,657	114,111	97,204	109,835	31,081	16,068
Net asset value per share - Class A	$20.48	$27.08	$13.11	$9.02	$8.73	$11.26	$14.00
Net assets - Class B	$802	$228	$790	$488	$57	$23	$77
Shares outstanding - Class B	38	8	57	54	7	2	5
Net asset value per share - Class B	$21.16	$27.65	$13.76	$9.05	$8.76	$11.36	$14.13
(a) Investments - unaffiliated, at cost	$1,324,614	$1,464,218	$1,442,789	$877,122	$1,011,371	$364,877	$211,784
(b) Investments - affiliated, at cost	67,872	45,647	31,261	34,456	34,386	—	—
(c) Total investments, at cost	$1,392,486	$1,509,865	$1,474,050	$911,578	$1,045,757	$364,877	$211,784
(d) Including value of securities on loan	$87,881	$66,015	$10,216	$211	$9,840	$9,822	$—
(e) Foreign currency cost	—	—	—	165	2,649	5	16

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund		JNL/Morgan Stanley Mid Cap Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)	$6,440,834	$2,598,783	$2,284,682	$2,203,269	$1,133,787		$76,242	$111,978
Investments - affiliated, at value (b)	112,932	107,315	175,487	82,525	76,121		118	4,104
Total investments, at value (c)	6,553,766	2,706,098	2,460,169	2,285,794	1,209,908		76,360	116,082
Cash	201	159	279	—	1,150		—	23
Foreign currency (e)	—	—	—	2,453	—		—	—
Receivable for:
Investment securities sold	—	—	—	333	29,717		—	—
Fund shares sold	6,715	1,539	1,700	938	946		129	94
Dividends and interest	8,031	3,070	2,889	4,149	6,762		159	3
Receivable from adviser	54	—	—	—	—		—	3
Derivative instruments:
Variation margin on derivative instruments	—	3	—	122	—		—	—
Forward foreign currency contracts	—	—	—	64	—		—	—
Total assets	6,568,767	2,710,869	2,465,037	2,293,853	1,248,483		76,648	116,205
Liabilities
Payable for:
Advisory fees	1,246	533	478	484	258		21	72
Administrative fees	515	220	196	285	96		10	14
12b-1 fees (Class A)	390	159	141	136	68		5	7
Investment securities purchased	—	—	—	—	93,495		171	10
Fund shares redeemed	2,971	899	2,027	1,033	547		44	79
Interest expense and brokerage charges	—	—	—	—	11		—	—
Trustee fees	138	60	76	80	60		1	3
Chief compliance officer fees	5	2	1	2	1		—	—
Other expenses	620	228	238	221	2		3	—
Return of securities loaned	152,331	81,358	140,778	31,278	12,602		70	4,898
Derivative instruments:
Variation margin on derivative instruments	348	197	177	44	—		—	—
Forward foreign currency contracts	—	—	—	827	—		—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	3,693		—	—
Total liabilities	158,564	83,656	144,112	34,390	110,833		325	5,083
Net assets	$6,410,203	$2,627,213	$2,320,925	$2,259,463	$1,137,650		$76,323	$111,122
Net assets consist of:
Paid-in capital	$4,721,226	$1,997,990	$1,744,583	$2,193,850	$1,116,648		$69,966	$125,728
Undistributed (excess of distributions
over) net investment income (loss)	92,004	27,977	18,848	49,162	22,779		1,914	(2)
Accumulated net realized gain (loss)	111,357	180,669	87,472	(45,444)	(1,769)		1,568	(11,293)
Net unrealized appreciation (depreciation) on
investments and foreign currency	1,485,616	420,577	470,022	61,895	(8)		2,875	(3,311)
	$6,410,203	$2,627,213	$2,320,925	$2,259,463	$1,137,650		$76,323	$111,122
Net assets - Class A	$6,405,019	$2,625,491	$2,319,235	$2,257,948	$1,136,243		$76,323	$111,109
Shares outstanding - Class A	343,468	129,332	126,022	176,191	97,703		6,150	10,185
Net asset value per share - Class A	$18.65	$20.30	$18.40	$12.82	$11.63		$12.41	$10.91
Net assets - Class B	$5,184	$1,722	$1,690	$1,515	$1,407	$	N/A	$13
Shares outstanding - Class B	272	83	90	114	117		N/A	1
Net asset value per share - Class B	$19.05	$20.64	$18.70	$13.30	$12.03	$	N/A	$11.01
(a) Investments - unaffiliated, at cost	$4,959,307	$2,177,811	$1,814,141	$2,144,219	$1,133,805		$73,367	$115,289
(b) Investments - affiliated, at cost	107,998	107,315	175,487	79,724	76,121		118	4,104
(c) Total investments, at cost	$5,067,305	$2,285,126	$1,989,628	$2,223,943	$1,209,926		$73,485	$119,393
(d) Including value of securities on loan	$158,103	$87,555	$140,302	$32,364	$14,397		$69	$11,226
(e) Foreign currency cost	—	—	—	2,454	—		—	—
(f) Proceeds from forward sales commitments	—	—	—	—	3,703		—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL Multi-Manager Alternative Fund		JNL Multi-Manager Mid Cap Fund		JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund		JNL/Oppenheimer Global Growth Fund
Assets
Investments - unaffiliated, at value (a)(d)		$695,916		$784,955	$1,274,047	$1,206,613	$746,026		$291,904	$1,787,720
Investments - affiliated, at value (b)		153,800		117,358	166,872	85,602	7,056		21,291	41,905
Total investments, at value (c)		849,716		902,313	1,440,919	1,292,215	753,082		313,195	1,829,625
Cash		2,302		137	3	109	5,649		1,463	111
Cash collateral segregated for short sales		62,823		—	—	—	—		—	—
Foreign currency (e)		3,401		—	—	—	54		3,445	—
Receivable for:
Investment securities sold		14,424		1,356	4,699	5,626	17,791		612	3,527
Fund shares sold		35		363	626	695	424		146	245
Dividends and interest		2,857		633	664	1,812	3,389		205	1,662
Deposits with brokers and counterparties		10,494		—	—	—	8		—	—
Receivable from adviser		271		—	—	—	—		—	25
Derivative instruments:
Variation margin on derivative instruments		722		—	—	—	899		—	—
Purchased options, at value (h)		440		—	—	—	—		—	—
Forward foreign currency contracts		4,065		—	—	—	—		4	—
OTC swap agreements		1,327		—	—	—	—		—	—
OTC swap premiums paid		34		—	—	—	—		—	—
Other assets		—		—	2	1	—		4	—
Total assets		952,911		904,802	1,446,913	1,300,458	781,296		319,074	1,835,195
Liabilities
Payable for:
Advisory fees		1,183		456	749	812	303		264	955
Administrative fees		135		92	111	104	77		36	232
12b-1 fees (Class A)		48		54	81	76	36		17	109
Investment securities purchased		20,243		94,547	4,898	7,918	155,277		10,565	—
Fund shares redeemed		85		218	1,059	836	733		88	609
Dividends on securities sold short		151		—	—	—	—		—	—
Interest expense and brokerage charges		127		—	—	—	—		—	—
Trustee fees		7		3	44	29	11		2	63
Chief compliance officer fees		1		—	1	1	1		—	1
Other expenses		8		2	3	3	—		15	26
Deposits from counterparties		400		—	—	—	—		—	—
Return of securities loaned		2,418		1,957	146,050	58,733	34,526		14,525	22,576
Derivative instruments:
Variation margin on derivative instruments		600		—	—	—	270		—	—
Written options, at value (g)		1,025		—	—	—	—		—	—
Forward foreign currency contracts		1,421		—	—	—	—		1	6
OTC swap agreements		878		—	—	—	—		—	—
Investment in securities sold short, at value (f)		121,647		—	—	—	—		—	—
Deferred foreign capital gains tax liability		—		—	—	—	—		780	—
Total liabilities		150,377		97,329	152,996	68,512	191,234		26,293	24,577
Net assets		$802,534		$807,473	$1,293,917	$1,231,946	$590,062		$292,781	$1,810,618
Net assets consist of:
Paid-in capital		$822,499		$762,583	$1,227,313	$995,065	$588,545		$305,092	$1,607,687
Undistributed (excess of distributions
over) net investment income (loss)		803		787	(42)	6,751	19,986		(603)	16,365
Accumulated net realized gain (loss)		(43,061)		2,048	(66,291)	50,570	(13,546)		(18,317)	(42,902)
Net unrealized appreciation (depreciation) on
investments and foreign currency		22,293		42,055	132,937	179,560	(4,923)		6,609	229,468
		$802,534		$807,473	$1,293,917	$1,231,946	$590,062		$292,781	$1,810,618
Net assets - Class A		$802,534		$807,473	$1,293,050	$1,231,425	$590,043		$292,781	$1,809,162
Shares outstanding - Class A		83,363		75,664	63,567	84,590	55,267		34,640	131,627
Net asset value per share - Class A		$9.63		$10.67	$20.34	$14.56	$10.68		$8.45	$13.74
Net assets - Class B	$	N/A	$	N/A	$867	$521	$19	$	N/A	$1,456
Shares outstanding - Class B		N/A		N/A	41	36	2		N/A	104
Net asset value per share - Class B	$	N/A	$	N/A	$21.23	$14.58	$10.74	$	N/A	$13.97
(a) Investments - unaffiliated, at cost		$673,336		$742,900	$1,141,110	$1,027,056	$750,508		$284,520	$1,558,160
(b) Investments - affiliated, at cost		153,800		117,358	166,872	85,602	7,056		21,291	41,905
(c) Total investments, at cost		$827,136		$860,258	$1,307,982	$1,112,658	$757,564		$305,811	$1,600,065
(d) Including value of securities on loan		$2,352		$4,101	$140,652	$57,445	$33,784		$17,720	$50,886
(e) Foreign currency cost		3,439		—	—	—	65		3,443	—
(f) Proceeds from securities sold short		115,095		—	—	—	—		—	—
(g) Premiums from written options		1,161		—	—	—	—		—	—
(h) Purchased options, at cost		474		—	—	—	—		—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund		JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund
Assets
Investments - unaffiliated, at value (a)(d)	$2,207,884	$5,826,419		$1,390,301	$2,436,940	$746,150	$799,670		$1,100,499
Investments - affiliated, at value (b)	—	14,152		57,951	47,653	6,877	12,948		34,969
Total investments, at value (c)	2,207,884	5,840,571		1,448,252	2,484,593	753,027	812,618		1,135,468
Cash	7,916	7,110		17,703	—	106	187		759
Foreign currency (e)	853	1,453		—	—	—	—		3,417
Receivable for:
Investment securities sold	200,638	1,385,421		18,767	5,689	—	—		5,374
Fund shares sold	1,061	991		1,793	2,297	1,983	1,486		1,352
Treasury roll transactions	993,907	—		—	—	—	—		—
Dividends and interest	9,111	22,567		4,411	30,679	1,204	616		6,462
Deposits with brokers and counterparties	2,822	2,594		183	936	—	—		872
Receivable from adviser	—	47		9	—	49	51		—
Derivative instruments:
Variation margin on derivative instruments	619	4,681		—	2	—	—		255
Purchased options, at value (h)	8,170	2,284		—	—	—	—		—
Forward foreign currency contracts	10,486	43,857		—	—	—	—		—
OTC swap agreements	1,041	4,968		—	—	—	—		—
OTC swap premiums paid	134	104		—	—	—	—		—
Other assets	—	—		19	—	—	—		—
Total assets	3,444,642	7,316,648		1,491,137	2,524,196	756,369	814,958		1,153,959
Liabilities
Cash overdraft	—	—		—	5,440	—	—		—
Payable for reverse repurchase agreements	307,031	325,190		—	—	—	—		—
Payable for:
Advisory fees	710	1,596		702	862	452	470		470
Administrative fees	145	314		174	199	62	64		95
12b-1 fees (Class A)	104	225		84	142	45	47		68
Investment securities purchased	227,476	3,151,698		79,654	7,427	3,498	8,880		9,575
Fund shares redeemed	649	2,545		360	1,971	393	371		476
Treasury roll transactions	1,122,240	—		—	—	—	—		—
Interest expense and brokerage charges	842	349		—	—	—	—		—
Trustee fees	92	188		31	78	9	8		21
Chief compliance officer fees	1	4		1	2	—	—		1
Other expenses	3	7		57	4	1	2		2
Deposits from counterparties	7,943	30,022		—	—	—	—		—
Return of securities loaned	—	14,152		—	134,385	6,900	26,289		8,054
Derivative instruments:
Variation margin on derivative instruments	868	6,610		36	179	—	—		410
Written options, at value (g)	4,289	3,017		—	—	—	—		—
Forward foreign currency contracts	10,096	22,906		—	—	—	—		—
OTC swap agreements	4,205	53		—	—	—	—		—
OTC swap premiums received	1,016	6,776		—	—	—	—		—
Investment in forward sales commitments, at value (f)	5,957	—		—	—	—	—		—
Total liabilities	1,693,667	3,565,652		81,099	150,689	11,360	36,131		19,172
Net assets	$1,750,975	$3,750,996		$1,410,038	$2,373,507	$745,009	$778,827		$1,134,787
Net assets consist of:
Paid-in capital	$2,012,435	$3,814,368		$1,417,437	$2,458,851	$642,493	$681,722		$1,119,415
Undistributed (excess of distributions
over) net investment income (loss)	(3,327)	(15,429)		49,200	139,916	4,307	2,783		27,999
Accumulated net realized gain (loss)	(240,002)	(109,987)		(46,589)	(264,690)	2,559	(17,026)		(13,174)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(18,131)	62,044		(10,010)	39,430	95,650	111,348		547
	$1,750,975	$3,750,996		$1,410,038	$2,373,507	$745,009	$778,827		$1,134,787
Net assets - Class A	$1,750,231	$3,733,713		$1,410,038	$2,361,300	$744,881	$778,686		$1,134,787
Shares outstanding - Class A	181,300	303,300		133,318	175,462	50,919	59,442		96,846
Net asset value per share - Class A	$9.65	$12.31		$10.58	$13.46	$14.63	$13.10		$11.72
Net assets - Class B	$744	$17,283	$	N/A	$12,207	$128	$141	$	N/A
Shares outstanding - Class B	76	1,305		N/A	788	9	11		N/A
Net asset value per share - Class B	$9.75	$13.25	$	N/A	$15.49	$14.72	$13.44	$	N/A
(a) Investments - unaffiliated, at cost	$2,226,044	$5,869,194		$1,400,354	$2,397,668	$650,500	$688,322		$1,099,830
(b) Investments - affiliated, at cost	—	14,152		57,951	47,653	6,877	12,948		34,969
(c) Total investments, at cost	$2,226,044	$5,883,346		$1,458,305	$2,445,321	$657,377	$701,270		$1,134,799
(d) Including value of securities on loan	$—	$13,808		$—	$185,302	$12,502	$36,572		$8,580
(e) Foreign currency cost	841	1,444		—	—	—	—		3,596
(f) Proceeds from forward sales commitments	5,889	—		—	—	—	—		—
(g) Premiums from written options	3,716	6,058		—	—	—	—		—
(h) Purchased options, at cost	5,720	3,078		—	—	—	—		—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund		JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$219,890	$453,953	$2,934,900	$5,884,849		$111,894	$2,639,106	$294,691
Investments - affiliated, at value (b)	2,289	29,164	58,397	168,771		2,245	52,324	9,797
Total investments, at value (c)	222,179	483,117	2,993,297	6,053,620		114,139	2,691,430	304,488
Cash	26	136	—	—		—	—	—
Foreign currency (e)	—	—	—	—		299	—	—
Receivable for:
Investment securities sold	—	743	—	—		—	—	—
Fund shares sold	311	129	826	5,933		2	212	289
Dividends and interest	374	1,723	1,774	13,264		318	5,711	457
Derivative instruments:
Forward foreign currency contracts	—	—	—	—		1	—	—
Total assets	222,890	485,848	2,995,897	6,072,817		114,759	2,697,353	305,234
Liabilities
Payable for:
Advisory fees	99	324	896	1,735		43	822	125
Administrative fees	18	59	250	466		14	229	25
12b-1 fees (Class A)	13	28	176	350		7	161	18
Investment securities purchased	1,395	521	—	—		697	—	1,652
Fund shares redeemed	123	625	493	4,290		65	1,032	178
Trustee fees	9	25	57	103		1	54	5
Chief compliance officer fees	—	1	2	4		—	2	—
Other expenses	—	—	6	13		—	5	—
Return of securities loaned	1,981	23,659	97,552	258,590		1,694	51,818	7,882
Derivative instruments:
Forward foreign currency contracts	—	1	—	—		1	—	—
Total liabilities	3,638	25,243	99,432	265,551		2,522	54,123	9,885
Net assets	$219,252	$460,605	$2,896,465	$5,807,266		$112,237	$2,643,230	$295,349
Net assets consist of:
Paid-in capital	$231,060	$400,897	$2,832,327	$5,046,826		$119,684	$2,798,931	$303,413
Undistributed (excess of distributions
over) net investment income (loss)	2,981	2,868	37,847	147,827		3,857	66,266	5,575
Accumulated net realized gain (loss)	(43,097)	(4,065)	7,318	302,853		(15,895)	(44,367)	(34,734)
Net unrealized appreciation (depreciation) on
investments and foreign currency	28,308	60,905	18,973	309,760		4,591	(177,600)	21,095
	$219,252	$460,605	$2,896,465	$5,807,266		$112,237	$2,643,230	$295,349
Net assets - Class A	$219,160	$460,117	$2,896,060	$5,805,527		$112,237	$2,642,746	$295,336
Shares outstanding - Class A	10,420	52,207	201,169	371,953		11,746	208,838	25,303
Net asset value per share - Class A	$21.03	$8.81	$14.40	$15.61		$9.56	$12.65	$11.67
Net assets - Class B	$92	$488	$405	$1,739	$	N/A	$484	$13
Shares outstanding - Class B	4	55	28	110		N/A	38	1
Net asset value per share - Class B	$21.16	$8.90	$14.49	$15.80	$	N/A	$12.89	$11.69
(a) Investments - unaffiliated, at cost	$191,581	$392,877	$2,915,927	$5,575,090		$107,294	$2,816,707	$273,596
(b) Investments - affiliated, at cost	2,289	29,164	58,397	168,771		2,245	52,324	9,797
(c) Total investments, at cost	$193,870	$422,041	$2,974,324	$5,743,861		$109,539	$2,869,031	$283,393
(d) Including value of securities on loan	$2,588	$23,121	$95,288	$280,033		$1,625	$50,583	$8,601
(e) Foreign currency cost	—	—	—	—		297	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund		JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund
Assets
Investments - unaffiliated, at value (a)(d)	$2,368,971		$1,067,213	$6,511,982	$3,807,024	$1,632,595	$4,191,585		$350,921
Investments - affiliated, at value (b)	82,895		211,506	35,703	144,258	25,142	10,715		7,571
Total investments, at value (c)	2,451,866		1,278,719	6,547,685	3,951,282	1,657,737	4,202,300		358,492
Cash	—		2,712	—	2,822	990	9,404		—
Cash collateral segregated for short sales	—		—	—	—	—	—		52,782
Foreign currency (e)	—		—	—	15	—	—		47
Receivable for:
Investment securities sold	—		18,329	53,560	2,129	75	60,587		24,694
Fund shares sold	385		305	2,776	2,564	2,146	1,141		62
Dividends and interest	4,403		3,656	2,944	2,069	6,365	8,722		766
Deposits with brokers and counterparties	—		1,506	—	—	—	—		18,500
Receivable from adviser	—		—	—	—	—	51		—
Derivative instruments:
Variation margin on derivative instruments	—		292	—	—	67	—		—
Purchased options, at value (h)	—		—	—	—	—	—		493
Forward foreign currency contracts	—		11	—	—	—	—		226
OTC swap agreements	—		—	—	—	—	—		2,270
Total assets	2,456,654		1,305,530	6,606,965	3,960,881	1,667,380	4,282,205		458,332
Liabilities
Cash overdraft	—		—	—	—	—	—		9,849
Payable for:
Advisory fees	738		663	3,081	2,345	566	2,209		333
Administrative fees	205		155	525	326	140	353		45
12b-1 fees (Class A)	144		73	391	233	99	258		22
Investment securities purchased	—		43,984	48,805	7,333	15,821	24,193		21,513
Fund shares redeemed	724		398	3,707	1,180	381	2,109		76
Dividends on securities sold short	—		—	—	—	—	—		7
Interest expense and brokerage charges	—		—	—	—	—	—		61
Trustee fees	42		12	153	102	61	101		3
Chief compliance officer fees	2		1	6	3	1	3		—
Other expenses	5		3	13	8	2	9		—
Return of securities loaned	77,881		62,335	67,790	50,737	1,319	19,773		—
Derivative instruments:
Variation margin on derivative instruments	—		—	—	—	135	—		—
Written options, at value (g)	—		—	—	—	—	—		7,539
Forward foreign currency contracts	—		4	—	—	—	—		51
OTC swap agreements	—		—	—	—	—	—		2,625
Investment in securities sold short, at value (f)	—		—	—	—	—	—		57,022
Total liabilities	79,741		107,628	124,471	62,267	18,525	49,008		99,146
Net assets	$2,376,913		$1,197,902	$6,482,494	$3,898,614	$1,648,855	$4,233,197		$359,186
Net assets consist of:
Paid-in capital	$2,286,015		$1,188,441	$4,877,221	$2,936,984	$1,676,041	$3,581,724		$359,076
Undistributed (excess of distributions
over) net investment income (loss)	47,739		8,315	4,369	(85)	22,889	75,978		6,425
Accumulated net realized gain (loss)	50,221		7,928	412,929	240,992	(49,520)	185,141		(13,339)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(7,062)		(6,782)	1,187,975	720,723	(555)	390,354		7,024
	$2,376,913		$1,197,902	$6,482,494	$3,898,614	$1,648,855	$4,233,197		$359,186
Net assets - Class A	$2,376,595		$1,197,902	$6,414,359	$3,830,555	$1,648,572	$4,232,209		$359,186
Shares outstanding - Class A	178,742		120,637	184,919	95,963	167,676	271,375		37,032
Net asset value per share - Class A	$13.30		$9.93	$34.69	$39.92	$9.83	$15.60		$9.70
Net assets - Class B	$318	$	N/A	$68,135	$68,059	$283	$988	$	N/A
Shares outstanding - Class B	24		N/A	1,913	1,642	29	61		N/A
Net asset value per share - Class B	$13.42	$	N/A	$35.63	$41.45	$9.93	$16.21	$	N/A
(a) Investments - unaffiliated, at cost	$2,376,033		$1,072,917	$5,323,989	$3,086,300	$1,633,050	$3,801,231		$336,516
(b) Investments - affiliated, at cost	82,895		211,506	35,703	144,258	25,142	10,715		7,571
(c) Total investments, at cost	$2,458,928		$1,284,423	$5,359,692	$3,230,558	$1,658,192	$3,811,946		$344,087
(d) Including value of securities on loan	$82,113		$61,113	$80,741	$142,167	$1,293	$22,231		$—
(e) Foreign currency cost	—		—	—	15	—	—		51
(f) Proceeds from securities sold short	—		—	—	—	—	—		51,423
(g) Premiums from written options	—		—	—	—	—	—		6,526
(h) Purchased options, at cost	—		—	—	—	—	—		1,078

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2016

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a)(d)	$6,118,744	$941,110	$1,696,559
Investments - affiliated, at value (b)	439,348	—	58,924
Repurchase agreements (a)	—	358,200	—
Total investments, at value (c)	6,558,092	1,299,310	1,755,483
Cash	168	301,291	129
Receivable for:
Investment securities sold	54,862	38	—
Fund shares sold	7,767	3,764	464
Dividends and interest	17,999	807	2,439
Deposits with brokers and counterparties	424	—	—
Receivable from adviser	—	110	—
Derivative instruments:
Variation margin on derivative instruments	41	—	—
Total assets	6,639,353	1,605,320	1,758,515
Liabilities
Payable for:
Advisory fees	2,292	360	691
Administrative fees	506	139	146
12b-1 fees (Class A)	383	96	102
Investment securities purchased	218,969	45	4,784
Fund shares redeemed	2,210	3,946	1,247
Trustee fees	125	66	67
Chief compliance officer fees	5	1	1
Other expenses	14	4	3
Return of securities loaned	34,923	—	35,952
Derivative instruments:
Variation margin on derivative instruments	140	—	—
Investment in forward sales commitments, at value (e)	7,620	—	—
Total liabilities	267,187	4,657	42,993
Net assets	$6,372,166	$1,600,663	$1,715,522
Net assets consist of:
Paid-in capital	$5,456,020	$1,600,720	$1,195,898
Undistributed (excess of distributions
over) net investment income (loss)	104,770	(54)	32,041
Accumulated net realized gain (loss)	154,216	(3)	92,496
Net unrealized appreciation (depreciation) on
investments and foreign currency	657,160	—	395,087
	$6,372,166	$1,600,663	$1,715,522
Net assets - Class A	$6,370,657	$1,591,977	$1,682,334
Shares outstanding - Class A	287,770	1,592,033	73,414
Net asset value per share - Class A	$22.14	$1.00	$22.92
Net assets - Class B	$1,509	$8,686	$33,188
Shares outstanding - Class B	66	8,687	1,414
Net asset value per share - Class B	$22.77	$1.00	$23.47
(a) Investments - unaffiliated, at cost	$5,461,021	$1,299,310	$1,301,438
(b) Investments - affiliated, at cost	439,348	—	58,924
(c) Total investments, at cost	$5,900,369	$1,299,310	$1,360,362
(d) Including value of securities on loan	$34,443	$—	$35,033
(e) Proceeds from forward sales commitments	7,621	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/AB Dynamic Asset Allocation Fund(b)	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Investment Income
Dividends (a)	$630	$390	$49,788	$18,803	$15,181	$21,609	$26,148
Foreign taxes withheld	—	—	(1,761)	(352)	(300)	(483)	(1,203)
Interest	38	1,797	29,175	—	—	—	—
Securities lending (a)	16	—	1,352	157	424	132	672
Total investment income	684	2,187	78,554	18,608	15,305	21,258	25,617

Expenses
Advisory fees	261	6,691	26,361	13,065	5,343	8,143	6,718
Administrative fees	52	1,073	5,403	2,248	1,261	1,018	1,260
12b-1 fees (Class A)	70	1,431	7,388	4,494	1,680	1,357	1,679
Legal fees	—	4	23	13	5	4	5
Trustee fees	1	11	59	72	12	10	14
Chief compliance officer fees	—	2	9	4	2	1	2
Dividends on securities sold short	—	—	336	—	—	4,129	—
Interest expense	—	—	4	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	1,183	—
Other expenses	—	21	59	24	9	26	12
Total expenses	384	9,233	39,642	19,920	8,312	15,871	9,690
Net investment income (loss)	300	(7,046)	38,912	(1,312)	6,993	5,387	15,927

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	351	—	(16,587)	53,026	(16,460)	1,009	(51,793)
Affiliated investments	—	—	602	—	—	—	—
Foreign currency	14	(19)	(2,999)	8	18	(923)	(108)
OTC derivative instruments	259	(13,448)	(42,337)	—	—	(7,897)	(190)
Exchange traded and centrally
cleared derivative instruments	(620)	(48,599)	(4,698)	—	—	144	—
Investment securities sold short	—	—	423	—	—	(5,654)	—
Brokerage commissions recaptured	—	—	15	8	—	—	165
Net change in unrealized appreciation
(depreciation) on:
Investments	712	1	113,846	(917)	207,945	47,707	128,012
Foreign currency	—	(21)	(18)	—	—	(25)	24
OTC derivative instruments	411	1,865	59,833	—	—	316	—
Exchange traded and centrally
cleared derivative instruments	(76)	3,712	627	—	—	(1,208)	—
Investment securities sold short	—	—	(1,279)	—	—	(23,120)	—
Net realized and unrealized gain (loss)	1,051	(56,509)	107,428	52,125	191,503	10,349	76,110
Change in net assets from operations	$1,351	$(63,555)	$146,340	$50,813	$198,496	$15,736	$92,037
(a) Income from affiliated investments	$20	$390	$1,541	$217	$550	$84	$718

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund(b)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund(b)	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Investment Income
Dividends (a)	$8,236	$25,946	$156	$15,742	$11	$159	$23,218
Foreign taxes withheld	(455)	(1,407)	—	(3)	—	—	(421)
Interest	3,670	—	17,166	—	4,144	15,371	20,554
Securities lending (a)	168	326	186	434	41	—	197
Total investment income	11,619	24,865	17,508	16,173	4,196	15,530	43,548

Expenses
Advisory fees	3,008	4,900	2,258	4,545	670	4,344	17,302
Administrative fees	694	1,144	521	790	134	886	3,118
12b-1 fees (Class A)	925	1,523	695	1,579	179	1,181	4,155
Legal fees	3	5	2	5	1	3	13
Trustee fees	8	12	4	12	2	6	34
Chief compliance officer fees	1	2	1	2	—	1	5
Dividends on securities sold short	—	—	—	—	—	—	208
Short holdings borrowing fees	—	—	—	—	—	—	714
Other expenses	16	25	2	13	—	3	36
Total expenses	4,655	7,611	3,483	6,946	986	6,424	25,585
Expense waiver	(116)	—	—	(595)	—	—	(152)
Net expenses	4,539	7,611	3,483	6,351	986	6,424	25,433
Net investment income (loss)	7,080	17,254	14,025	9,822	3,210	9,106	18,115

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	7,370	(12,576)	3,077	20,809	3,438	396	12,463
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(79)	(238)	—	—	—	—	442
OTC derivative instruments	486	(72)	—	—	—	52,464	(616)
Exchange traded and centrally
cleared derivative instruments	—	—	—	—	—	—	11,747
Brokerage commissions recaptured	6	30	—	—	—	—	227
Net change in unrealized appreciation
(depreciation) on:
Investments	11,005	(5,392)	11,427	77,551	(724)	(1,432)	25,030
Foreign currency	(3)	6	—	—	—	—	17
OTC derivative instruments	(490)	3	—	—	—	50,560	(854)
Exchange traded and centrally
cleared derivative instruments	—	—	—	—	—	—	4,136
Investment securities sold short	—	—	—	—	—	—	(7,499)
Net realized and unrealized gain (loss)	18,295	(18,239)	14,504	98,360	2,714	101,988	45,093
Change in net assets from operations	$25,375	$(985)	$28,529	$108,182	$5,924	$111,094	$63,208
(a) Income from affiliated investments	$230	$70	$156	$12	$10	$159	$259

(b)	Period from commencement of operations April 25, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Investment Income
Dividends (a)	$25,914	$479	$53,767	$13,428	$26,037	$223	$11
Foreign taxes withheld	(1,097)	(2,234)	(1,737)	(524)	(448)	—	(203)
Interest	312	95,855	62,940	44	4,528	31,165	23,463
Securities lending (a)	1,127	82	2,362	457	267	66	33
Total investment income	26,256	94,182	117,332	13,405	30,384	31,454	23,304

Expenses
Advisory fees	6,165	11,900	14,366	4,935	8,098	6,638	2,576
Administrative fees	1,404	2,493	2,311	787	1,121	1,178	531
12b-1 fees (Class A)	1,871	3,323	4,621	1,049	2,241	2,354	707
Legal fees	6	11	14	3	37	7	2
Trustee fees	16	28	37	8	18	18	6
Chief compliance officer fees	2	4	5	1	3	3	1
Other expenses	20	46	40	16	23	15	13
Total expenses	9,484	17,805	21,394	6,799	11,541	10,213	3,836
Expense waiver	—	(358)	—	—	(98)	(125)	(16)
Net expenses	9,484	17,447	21,394	6,799	11,443	10,088	3,820
Net investment income (loss)	16,772	76,735	95,938	6,606	18,941	21,366	19,484

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(989)	(131,400)	15,472	1,733	29,411	(578)	(46,187)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(89)	(5,114)	115	—	(848)	313	262
OTC derivative instruments	56	(86,647)	23	(88)	17,602	(9,980)	(2,199)
Exchange traded and centrally
cleared derivative instruments	—	(4,305)	—	—	—	(1,640)	(270)
Brokerage commissions recaptured	6	—	7	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	77,684	116,397	192,599	(16,877)	101,916	8,064	64,446
Foreign currency	35	(222)	238	3	(17)	1	112
OTC derivative instruments	(9)	86,306	—	3	(2,944)	5,802	3,904
Exchange traded and centrally
cleared derivative instruments	—	5,414	—	—	—	43	(1,155)
Net realized and unrealized gain (loss)	76,694	(19,571)	208,454	(15,226)	145,120	2,025	18,913
Change in net assets from operations	$93,466	$57,164	$304,392	$(8,620)	$164,061	$23,391	$38,397
(a) Income from affiliated investments	$1,195	$561	$2,861	$499	$441	$223	$11

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Investment Income
Dividends (a)	$18,638	$9,612	$2,169	$7,574	$55,922	$32,250	$8,006
Foreign taxes withheld	(15)	(1)	(72)	(149)	(1,866)	(1,511)	(2)
Securities lending (a)	361	33	22	130	188	438	61
Total investment income	18,984	9,644	2,119	7,555	54,244	31,177	8,065

Expenses
Advisory fees	7,375	2,796	648	3,641	13,229	7,899	3,772
Administrative fees	1,046	529	114	607	2,829	1,894	557
12b-1 fees (Class A)	2,072	706	153	808	3,770	2,523	1,114
Legal fees	6	2	—	2	12	8	4
Trustee fees	17	6	2	11	31	21	9
Chief compliance officer fees	3	1	—	1	4	3	1
Dividends on securities sold short	—	2,676	—	—	—	—	—
Short holdings borrowing fees	—	1,269	—	—	—	—	—
Other expenses	13	4	2	64	26	7	6
Total expenses	10,532	7,989	919	5,134	19,901	12,355	5,463
Expense waiver	(137)	—	—	(151)	(25)	(25)	(25)
Net expenses	10,395	7,989	919	4,983	19,876	12,330	5,438
Net investment income (loss)	8,589	1,655	1,200	2,572	34,368	18,847	2,627

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(3,970)	(17,116)	(6,430)	(40,335)	67,470	3,341	(12,149)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(1)	—	20	(247)	(482)	(614)	(27)
OTC derivative instruments	—	—	28	(12)	399	(16)	155
Investment securities sold short	—	(5,487)	—	—	—	—	—
Brokerage commissions recaptured	49	17	—	—	175	3	35
Net change in unrealized appreciation
(depreciation) on:
Investments	120,464	58,051	11,941	23,470	(62,162)	(40,640)	92,869
Foreign currency	—	—	(6)	(2)	(50)	91	3
OTC derivative instruments	—	—	45	—	(1)	(2)	(69)
Investment securities sold short	—	(12,661)	—	—	—	—	—
Net realized and unrealized gain (loss)	116,542	22,804	5,598	(17,126)	5,349	(37,837)	80,817
Change in net assets from operations	$125,131	$24,459	$6,798	$(14,554)	$39,717	$(18,990)	$83,444
(a) Income from affiliated investments	$95	$26	$7	$150	$61	$241	$54

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Investment Income
Dividends (a)	$11,584	$10,828	$207	$25,380	$22,781	$16,019	$7,566
Foreign taxes withheld	—	(49)	—	(2,921)	(2,509)	(432)	(422)
Interest	—	—	44,626	1	3	—	—
Securities lending (a)	582	2,688	15	147	281	264	55
Total investment income	12,166	13,467	44,848	22,607	20,556	15,851	7,199

Expenses
Advisory fees	10,973	10,014	6,240	7,591	3,180	1,196	665
Administrative fees	1,353	1,594	1,647	1,300	1,255	608	324
12b-1 fees (Class A)	2,704	3,187	3,292	1,732	1,674	811	432
Licensing fees paid to third parties	—	—	—	—	173	—	—
Legal fees	9	10	10	5	5	2	1
Trustee fees	21	26	26	15	28	7	3
Chief compliance officer fees	3	4	4	2	2	1	1
Other expenses	15	19	17	57	54	13	9
Total expenses	15,078	14,854	11,236	10,702	6,371	2,638	1,435
Expense waiver	(150)	—	—	(100)	(53)	—	—
Net expenses	14,928	14,854	11,236	10,602	6,318	2,638	1,435
Net investment income (loss)	(2,762)	(1,387)	33,612	12,005	14,238	13,213	5,764

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	46,626	27,604	4,283	(53,002)	(22,019)	(49,584)	(5,536)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	1	—	(546)	251	(159)	41
OTC derivative instruments	—	(1)	—	315	(204)	15	(87)
Exchange traded and centrally
cleared derivative instruments	—	—	—	—	1,314	—	—
Brokerage commissions recaptured	57	30	—	17	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	107,569	(23,115)	(15,420)	194,365	78,070	25,685	17,715
Foreign currency	—	—	—	5	(575)	(26)	(4)
OTC derivative instruments	—	—	—	7	2	—	—
Exchange traded and centrally
cleared derivative instruments	—	—	—	—	(506)	—	—
Net realized and unrealized gain (loss)	154,252	4,519	(11,137)	141,161	56,333	(24,069)	12,129
Change in net assets from operations	$151,490	$3,132	$22,475	$153,166	$70,571	$(10,856)	$17,893
(a) Income from affiliated investments	$120	$101	$207	$52	$310	$1	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Investment Income
Dividends (a)	$124,439	$39,766	$27,265	$75,826	$159	$2,391	$1,067
Foreign taxes withheld	(3)	—	—	(3,846)	—	—	—
Interest	25	7	4	—	26,951	—	(1)
Securities lending (a)	1,101	1,137	2,245	1,531	114	5	935
Total investment income	125,562	40,910	29,514	73,511	27,224	2,396	2,001

Expenses
Advisory fees	13,096	5,565	4,617	5,639	3,108	231	1,410
Administrative fees	5,422	2,278	1,866	3,321	1,160	104	282
12b-1 fees (Class A)	11,373	4,554	3,729	4,425	2,317	139	376
Licensing fees paid to third parties	1,139	415	340	404	—	6	—
Legal fees	36	14	12	14	7	—	1
Trustee fees	90	35	30	37	18	1	3
Chief compliance officer fees	13	5	4	5	3	—	—
Other expenses	65	25	19	45	11	1	2
Total expenses	31,234	12,891	10,617	13,890	6,624	482	2,074
Expense waiver	(569)	—	—	—	—	—	(47)
Net expenses	30,665	12,891	10,617	13,890	6,624	482	2,027
Net investment income (loss)	94,897	28,019	18,897	59,621	20,600	1,914	(26)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	97,985	181,756	91,293	(8,396)	1,923	1,868	(5,961)
Affiliated investments	(5)	—	—	200	—	—	—
Foreign currency	(1)	—	—	(400)	—	—	2
OTC derivative instruments	—	—	—	(2,285)	—	—	(226)
Exchange traded and centrally
cleared derivative instruments	18,738	8,120	3,174	6,557	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	15
Net change in unrealized appreciation
(depreciation) on:
Investments	416,791	202,021	341,851	(36,827)	(3,024)	4,482	(3,845)
Foreign currency	1	—	—	(33)	—	—	—
OTC derivative instruments	—	—	—	(527)	—	—	(418)
Exchange traded and centrally
cleared derivative instruments	(724)	(198)	(504)	190	—	—	—
Net realized and unrealized gain (loss)	532,785	391,699	435,814	(41,521)	(1,101)	6,350	(10,433)
Change in net assets from operations	$627,682	$419,718	$454,711	$18,100	$19,499	$8,264	$(10,459)
(a) Income from affiliated investments	$1,579	$1,577	$2,295	$1,605	$273	$6	$29

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund(b)	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund
Investment Income
Dividends (a)	$6,490	$2,583	$6,612	$16,785	$3,582	$3,600	$31,449
Foreign taxes withheld	(144)	(13)	(4)	—	—	(339)	(1,433)
Interest	9,854	—	—	—	21,520	—	(1)
Securities lending (a)	97	9	2,919	1,381	355	911	1,191
Total investment income	16,297	2,579	9,527	18,166	25,457	4,172	31,206

Expenses
Advisory fees	12,971	1,439	8,026	8,151	3,894	2,670	10,577
Administrative fees	1,482	290	1,190	1,051	994	364	2,569
12b-1 fees (Class A)	1,482	387	2,382	2,104	1,325	485	3,423
Legal fees	7	4	8	7	4	1	10
Trustee fees	12	3	20	17	11	3	42
Chief compliance officer fees	2	—	3	2	2	1	4
Dividends on securities sold short	1,678	—	—	—	—	—	—
Short holdings borrowing fees	822	—	—	—	—	—	—
Other expenses	30	—	15	12	14	43	46
Total expenses	18,486	2,123	11,644	11,344	6,244	3,567	16,671
Expense waiver	(3,105)	—	—	—	—	—	(193)
Net expenses	15,381	2,123	11,644	11,344	6,244	3,567	16,478
Net investment income (loss)	916	456	(2,117)	6,822	19,213	605	14,728

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(9,578)	2,009	(59,417)	51,121	(10,519)	(10,104)	(35,624)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	(125)	—	—	—	(613)	(837)	1,559
OTC derivative instruments	(22,663)	—	—	—	2	(13)	(195)
Exchange traded and centrally
cleared derivative instruments	(4,712)	—	—	—	(1,204)	—	—
Investment securities sold short	(2,468)	—	—	—	—	—	—
Brokerage commissions recaptured	5	39	22	210	—	—	3
Net change in unrealized appreciation
(depreciation) on:
Investments	50,370	42,055	129,919	180,446	33,423	12,106	29,331
Foreign currency	4	—	—	1	16	3	(43)
OTC derivative instruments	4,909	—	—	—	—	2	(6)
Exchange traded and centrally
cleared derivative instruments	3,173	—	—	—	(3,579)	—	—
Investment securities sold short	(6,871)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	12,044	44,103	70,524	231,778	17,526	1,157	(4,975)
Change in net assets from operations	$12,960	$44,559	$68,407	$238,600	$36,739	$1,762	$9,753
(a) Income from affiliated investments	$448	$28	$2,985	$1,451	$54	$55	$147

(b)	Period from commencement of operations September 19, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(b)
Investment Income
Dividends (a)	$37	$763	$123	$7,602	$8,989	$7,458	$334
Foreign taxes withheld	(1)	(22)	—	—	—	(32)	—
Interest	44,370	142,414	62,842	144,646	—	—	35,037
Securities lending (a)	14	145	—	2,370	111	257	235
Total investment income	44,420	143,300	62,965	154,618	9,100	7,683	35,606

Expenses
Advisory fees	7,928	20,653	8,212	10,102	3,641	3,720	5,260
Administrative fees	1,616	4,038	2,001	2,330	488	500	1,058
12b-1 fees (Class A)	3,232	8,270	2,669	4,638	976	999	2,116
Legal fees	10	30	35	15	3	3	7
Trustee fees	26	68	22	39	7	7	17
Chief compliance officer fees	4	10	3	5	1	1	2
Interest expense	4,118	1,653	—	—	—	—	—
Other expenses	43	61	239	33	8	15	23
Total expenses	16,977	34,783	13,181	17,162	5,124	5,245	8,483
Expense waiver	—	(631)	(28)	—	(338)	(349)	—
Net expenses	16,977	34,152	13,153	17,162	4,786	4,896	8,483
Net investment income (loss)	27,443	109,148	49,812	137,456	4,314	2,787	27,123

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	55,878	(57,863)	(33,909)	(156,687)	13,026	(1,259)	(45)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	3,749	(10,468)	—	—	—	—	27
OTC derivative instruments	(4,494)	85,557	—	—	—	—	(9)
Exchange traded and centrally
cleared derivative instruments	(26,882)	(174,848)	(119)	(6,632)	—	—	(6,032)
Brokerage commissions recaptured	—	—	—	—	26	37	—
Net change in unrealized appreciation
(depreciation) on:
Investments	19,638	60,967	102,467	398,346	107,490	133,865	33,649
Foreign currency	(2,076)	66	—	—	—	—	(185)
OTC derivative instruments	2,126	(19,846)	—	—	—	—	—
Exchange traded and centrally
cleared derivative instruments	5,869	128,507	(31)	(67)	—	—	(397)
Net realized and unrealized gain (loss)	53,808	12,072	68,408	234,960	120,542	132,643	27,008
Change in net assets from operations	$81,251	$121,220	$118,220	$372,416	$124,856	$135,430	$54,131
(a) Income from affiliated investments	$14	$145	$104	$199	$14	$16	$149
(b)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Operations includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund
Investment Income
Dividends (a)	$4,362	$14,839	$54,184	$178,533	$4,904	$81,183	$7,337
Foreign taxes withheld	—	(651)	—	—	(243)	—	—
Securities lending (a)	40	195	2,170	1,387	106	2,356	327
Total investment income	4,402	14,383	56,354	179,920	4,767	83,539	7,664

Expenses
Advisory fees	922	4,188	10,004	17,367	545	9,342	1,759
Administrative fees	167	767	2,787	4,702	182	2,598	352
12b-1 fees (Class A)	335	1,021	5,573	9,779	242	5,195	703
Legal fees	1	3	18	30	1	17	2
Trustee fees	3	9	45	73	2	42	6
Chief compliance officer fees	—	1	6	10	—	6	1
Other expenses	4	8	38	68	2	40	10
Total expenses	1,432	5,997	18,471	32,029	974	17,240	2,833
Net investment income (loss)	2,970	8,386	37,883	147,891	3,793	66,299	4,831

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,584	32,310	21,064	308,592	(11,926)	55,746	(21,860)
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	(252)	—	—	(5)	—	(1)
OTC derivative instruments	—	29	—	—	6	—	—
Brokerage commissions recaptured	4	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	26,684	(7,922)	93,744	291,750	17,579	11,666	68,701
Foreign currency	—	(60)	—	—	—	—	—
OTC derivative instruments	—	(1)	—	—	—	—	—
Net realized and unrealized gain (loss)	30,272	24,104	114,808	600,342	5,654	67,412	46,840
Change in net assets from operations	$33,242	$32,490	$152,691	$748,233	$9,447	$133,711	$51,671
(a) Income from affiliated investments	$3	$214	$2,187	$1,449	$107	$2,367	$329

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund
Investment Income
Dividends (a)	$61,370	$432	$54,079	$28,209	$84	$105,925	$4,441
Foreign taxes withheld	—	—	(138)	(71)	—	(851)	(64)
Interest	—	16,929	—	—	31,020	1,937	393
Securities lending (a)	1,209	448	5,162	2,807	65	357	—
Total investment income	62,579	17,809	59,103	30,945	31,169	107,368	4,770

Expenses
Advisory fees	8,047	7,269	35,820	26,133	7,073	24,489	3,394
Administrative fees	2,227	1,694	6,108	3,650	1,753	3,925	463
12b-1 fees (Class A)	4,455	2,259	12,768	7,305	3,505	8,053	617
Legal fees	14	7	40	23	11	25	2
Trustee fees	36	17	105	59	29	64	4
Chief compliance officer fees	5	2	15	8	4	9	—
Dividends on securities sold short	—	—	—	—	—	—	1,449
Short holdings borrowing fees	—	—	—	—	—	—	521
Other expenses	31	8	80	44	25	51	10
Total expenses	14,815	11,256	54,936	37,222	12,400	36,616	6,460
Expense waiver	—	—	—	—	—	(261)	—
Net expenses	14,815	11,256	54,936	37,222	12,400	36,355	6,460
Net investment income (loss)	47,764	6,553	4,167	(6,277)	18,769	71,013	(1,690)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	146,590	22,657	418,330	249,642	(831)	167,877	6,195
Affiliated investments	—	—	—	—	—	—	—
Foreign currency	—	649	1	(3)	—	(222)	(245)
OTC derivative instruments	—	(1,729)	(1)	3	—	25	5,741
Exchange traded and centrally
cleared derivative instruments	—	(71)	—	—	(1,855)	—	(5,217)
Investment securities sold short	—	—	—	—	—	—	(11,336)
Brokerage commissions recaptured	—	—	28	46	—	149	—
Net change in unrealized appreciation
(depreciation) on:
Investments	64,083	16,738	(341,962)	(23,919)	10,979	186,103	20,619
Foreign currency	—	15	(3)	—	—	7	(4)
OTC derivative instruments	—	1,467	—	—	—	—	1,070
Exchange traded and centrally
cleared derivative instruments	—	(1,693)	—	—	(68)	—	(2,423)
Investment securities sold short	—	—	—	—	—	—	(4,417)
Net realized and unrealized gain (loss)	210,673	38,033	76,393	225,769	8,225	353,939	9,983
Change in net assets from operations	$258,437	$44,586	$80,560	$219,492	$26,994	$424,952	$8,293
(a) Income from affiliated investments	$1,229	$880	$210	$637	$84	$103	$34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Operations (in thousands)

For the Year Ended December 31, 2016

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment Income
Dividends (a)	$96,021	$—	$40,023
Foreign taxes withheld	(510)	—	(152)
Interest	43,588	7,993	—
Securities lending (a)	865	—	297
Total investment income	139,964	7,993	40,168

Expenses
Advisory fees	23,421	4,591	7,744
Administrative fees	5,204	1,776	1,632
12b-1 fees (Class A)	10,895	3,538	3,201
Legal fees	34	11	10
Trustee fees	83	28	26
Chief compliance officer fees	12	4	4
Other expenses	61	20	19
Total expenses	39,710	9,968	12,636
Expense waiver	—	(1,982)	—
Recovery of previously reimbursed
expenses	—	7	—
Net expenses	39,710	7,993	12,636
Net investment income (loss)	100,254	—	27,532

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	162,332	(5)	100,406
Affiliated investments	—	—	—
Foreign currency	(3)	—	(8)
OTC derivative instruments	1	—	2
Exchange traded and centrally
cleared derivative instruments	(1,893)	—	—
Brokerage commissions recaptured	21	—	8
Net change in unrealized appreciation
(depreciation) on:
Investments	311,942	—	79,504
Foreign currency	3	—	(8)
Exchange traded and centrally
cleared derivative instruments	(688)	—	—
Net realized and unrealized gain (loss)	471,715	(5)	179,904
Change in net assets from operations	$571,969	$(5)	$207,436
(a) Income from affiliated investments	$1,653	$—	$343

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2016

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$24,459	$81,251
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(493,589)	(2,436,124)
Proceeds from sales and maturities of long-term investments	593,914	2,585,050
Net (purchases) sales of short-term investments	3,760	(67,720)
Proceeds from securities sold short/forward sales commitments	161,508	316,105
Purchases to cover securities sold short/forward sales commitments	(205,542)	(241,107)
Proceeds from return of capital distributions	1,098	-
(Increase) decrease in receivable for investments sold	6,367	(122,218)
Increase in payable for investments purchased	251	217,231
Decrease in receivable for dividends and interest	270	1,239
Decrease in payable for dividends on securities sold short	(31)	-
Increase (decrease) in payable for interest expense and brokerage charges	(64)	842
Increase (decrease) in payable for expenses	(36)	71
Increase in receivable for deposits with brokers and counterparties	-	(137)
Decrease in payable for deposits from counterparties	-	(3,177)
Net amortization	-	803
Net inflation compensation	-	(16,990)
Net decrease in OTC swap agreements	-	(9,727)
Net decrease in exchange traded and centrally cleared derivatives	-	(19,769)
Proceeds from currency transactions	-	3,281
Change in unrealized (appreciation) depreciation on investments, foreign currency, OTC derivative instruments and exchange traded and centrally cleared derivative instruments	(45,390)	(25,557)
Net realized (gain) loss on investments, foreign currency, OTC derivative instruments and exchange traded and centrally cleared derivative instruments	22,603	(28,251)
Net cash flow provided by operating activities	69,578	235,096
Cash flows used in financing activities
Net subscriptions (redemptions) from capital share transactions	(69,787)	96,959
Increase in payable for reverse repurchase agreements	-	307,031
Net borrowing from secured financing transactions	-	1,114
Net proceeds from secured borrowing transactions	-	(835)
Decrease in receivable for treasury roll transactions	-	21,745
Decrease in payable for treasury roll transactions	-	(658,792)
Net cash flow used in financing activities	(69,787)	(232,778)
Net increase (decrease) in cash	(209)	2,318
Cash at beginning of year	280	6,451
Cash at end of year	$71	$8,769

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$1,269	$-
Interest expense during the year	-	4,118
Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the year	$37,414	$94,810

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
Operations
Net investment income (loss)	$300	$(7,046)	$38,912	$(1,312)	$6,993	$5,387	$15,927
Net realized gain (loss)	4	(62,066)	(65,581)	53,042	(16,442)	(13,321)	(51,926)
Net change in unrealized appreciation
(depreciation)	1,047	5,557	173,009	(917)	207,945	23,670	128,036
Change in net assets from operations	1,351	(63,555)	146,340	50,813	198,496	15,736	92,037
Distributions to shareholders
From net investment income
Class A	—	(30,338)	(14,316)	—	(6,602)	—	(21,112)
Class B	—	(7)	(2)	—	(7)	—	(7)
From net realized gains
Class A	—	—	(100,114)	(55,392)	—	(25,288)	—
Class B	—	—	(8)	(30)	—	—	—
Total distributions to shareholders	—	(30,345)	(114,440)	(55,422)	(6,609)	(25,288)	(21,119)
Share transactions[1]
Proceeds from the sale of shares
Class A	9,886	235,458	573,488	294,651	317,357	182,587	289,281
Class B	—	40	73	573	374	—	138
Proceeds in connection with acquisition
Class A	—	—	—	936,835	—	—	—
Class B	—	—	—	845	—	—	—
Reinvestment of distributions
Class A	—	30,338	114,430	55,392	6,602	25,288	21,112
Class B	—	7	10	30	7	—	7
Cost of shares redeemed
Class A	(9,623)	(145,461)	(697,466)	(484,504)	(212,418)	(68,091)	(328,813)
Class B	—	(14)	(82)	(620)	(290)	—	(89)
Change in net assets from
share transactions	263	120,368	(9,547)	803,202	111,632	139,784	(18,364)
Change in net assets	1,614	26,468	22,353	798,593	303,519	130,232	52,554
Net assets beginning of year	33,966	658,891	3,688,747	1,710,555	703,552	580,065	848,021
Net assets end of year	$35,580	$685,359	$3,711,100	$2,509,148	$1,007,071	$710,297	$900,575
Undistributed (excess of distributions
over) net investment income (loss)	$584	$(74,975)	$22,817	$(122)	$7,501	$(1,964)	$21,546

[1]Share Transactions
Shares Sold
Class A	1,007	24,631	51,515	10,812	38,871	17,728	22,431
Class B	—	4	6	20	44	—	11
Shares issued in connection with acquisition
Class A	—	—	—	34,724	—	—	—
Class B	—	—	—	30	—	—	—
Reinvestment of distributions
Class A	—	3,374	10,235	1,967	770	2,482	1,595
Class B	—	1	1	1	1	—	—
Shares redeemed
Class A	(980)	(15,217)	(62,424)	(17,680)	(26,209)	(6,602)	(26,398)
Class B	—	(2)	(7)	(21)	(34)	—	(7)
Change in shares
Class A	27	12,788	(674)	29,823	13,432	13,608	(2,372)
Class B	—	3	—	30	11	—	4
Purchases and sales of long term
investments
Purchase of securities	$24,685	$—	$2,488,041	$2,763,548	$99,471	$852,762	$825,635
Purchase of U.S. government securities	3,423	—	1,989,870	—	—	—	—
Total purchases	$28,108	$—	$4,477,911	$2,763,548	$99,471	$852,762	$825,635
Proceeds from sales of securities	$12,143	$—	$2,345,965	$2,055,575	$32,682	$804,832	$825,690
Proceeds from sales of U.S. government
securities	5,624	—	1,978,706	—	—	—	—
Total proceeds from sales	$17,767	$—	$4,324,671	$2,055,575	$32,682	$804,832	$825,690
Security sold short covers	$10	$—	$47,673	$—	$—	$617,842	$—
Securities sold short proceeds	$54	$—	$66,014	$—	$—	$633,690	$—

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/Crescent High Income Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund
Operations
Net investment income (loss)	$7,080	$17,254	$14,025	$9,822	$3,210	$9,106	$18,115
Net realized gain (loss)	7,783	(12,856)	3,077	20,809	3,438	52,860	24,263
Net change in unrealized appreciation
(depreciation)	10,512	(5,383)	11,427	77,551	(724)	49,128	20,830
Change in net assets from operations	25,375	(985)	28,529	108,182	5,924	111,094	63,208
Distributions to shareholders
From net investment income
Class A	(26)	(9,023)	—	(8,199)	—	(6,037)	(22,024)
Class B	(1)	(10)	—	(3)	—	—	(9)
From net realized gains
Class A	(30,431)	—	—	(21,007)	—	(6,045)	(36,589)
Class B	(30)	—	—	(7)	—	—	(12)
Total distributions to shareholders	(30,488)	(9,033)	—	(29,216)	—	(12,082)	(58,634)
Share transactions[1]
Proceeds from the sale of shares
Class A	86,131	167,579	769,680	290,292	167,679	659,771	188,281
Class B	315	287	—	228	—	—	304
Reinvestment of distributions
Class A	30,457	9,023	—	29,206	—	12,082	58,613
Class B	31	10	—	10	—	—	21
Cost of shares redeemed
Class A	(111,502)	(192,975)	(173,325)	(171,769)	(37,157)	(125,785)	(601,759)
Class B	(319)	(299)	—	(214)	—	—	(330)
Change in net assets from
share transactions	5,113	(16,375)	596,355	147,753	130,522	546,068	(354,870)
Change in net assets	—	(26,393)	624,884	226,719	136,446	645,080	(350,296)
Net assets beginning of year	457,152	812,232	—	721,520	—	165,333	2,359,188
Net assets end of year	$457,152	$785,839	$624,884	$948,239	$136,446	$810,413	$2,008,892
Undistributed (excess of distributions
over) net investment income (loss)	$5,237	$17,362	$14,246	$9,944	$3,270	$1,455	$26,142

[1]Share Transactions
Shares Sold
Class A	8,130	18,941	76,244	26,287	16,577	57,383	16,597
Class B	28	24	—	19	—	—	27
Reinvestment of distributions
Class A	2,931	677	—	2,662	—	988	5,252
Class B	3	1	—	1	—	—	2
Shares tendered in reverse share split
Class A (c)	—	(57,891)	—	—	—	—	—
Class B (c)	—	(50)	—	—	—	—	—
Shares redeemed
Class A	(10,622)	(22,410)	(17,039)	(15,832)	(3,570)	(10,411)	(53,149)
Class B	(29)	(28)	—	(18)	—	—	(29)
Change in shares
Class A	439	(60,683)	59,205	13,117	13,007	47,960	(31,300)
Class B	2	(53)	—	2	—	—	—
Purchases and sales of long term
investments
Purchase of securities	$221,617	$248,303	$890,324	$249,171	$200,616	$596,763	$3,228,684
Purchase of U.S. government securities	28,534 (b)	—	—	—	—	527,905	1,346,464
Total purchases	$250,151	$248,303	$890,324	$249,171	$200,616	$1,124,668	$4,575,148
Proceeds from sales of securities	$231,095	$245,170	$317,449	$129,267	$73,891	$165,996	$3,318,364
Proceeds from sales of U.S. government
securities	34,690 (b)	—	—	—	—	367,026	1,179,584
Total proceeds from sales	$265,785	$245,170	$317,449	$129,267	$73,891	$533,022	$4,497,948
Security sold short covers	$—	$—	$—	$—	$—	$—	$11,500
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$117,169

(a)	Period from commencement of operations April 25, 2016.
(b)	Amounts exclude $96,096 and $96,738 of purchases and sales, respectively, of dollar roll transaction securities.
(c)

As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 10 in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$16,772	$76,735	$95,938	$6,606	$18,941	$21,366	$19,484
Net realized gain (loss)	(1,016)	(227,466)	15,617	1,645	46,165	(11,885)	(48,394)
Net change in unrealized appreciation
(depreciation)	77,710	207,895	192,837	(16,871)	98,955	13,910	67,307
Change in net assets from operations	93,466	57,164	304,392	(8,620)	164,061	23,391	38,397
Distributions to shareholders
From net investment income
Class A	(18,765)	(413)	(107,795)	(7,678)	(27,551)	(29,284)	—
Class B	(10)	(1)	(28)	(5)	(14)	(13)	—
From net realized gains
Class A	(55,468)	(9,574)	—	(10,737)	(72,797)	—	—
Class B	(27)	(1)	—	(6)	(33)	—	—
Total distributions to shareholders	(74,270)	(9,989)	(107,823)	(18,426)	(100,395)	(29,297)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	107,319	289,579	347,916	111,817	149,573	367,525	66,883
Class B	67	29	185	180	161	262	118
Reinvestment of distributions
Class A	74,233	9,987	107,795	18,415	100,348	29,284	—
Class B	37	2	28	11	47	13	—
Cost of shares redeemed
Class A	(294,172)	(462,398)	(476,979)	(177,721)	(250,045)	(361,922)	(211,535)
Class B	(85)	(71)	(209)	(130)	(146)	(222)	(115)
Change in net assets from
share transactions	(112,601)	(162,872)	(21,264)	(47,428)	(62)	34,940	(144,649)
Change in net assets	(93,405)	(115,697)	175,305	(74,474)	63,604	29,034	(106,252)
Net assets beginning of year	1,046,986	1,840,624	2,294,291	573,655	1,127,455	1,116,976	409,658
Net assets end of year	$953,581	$1,724,927	$2,469,596	$499,181	$1,191,059	$1,146,010	$303,406
Undistributed (excess of distributions
over) net investment income (loss)	$16,772	$(96,974)	$94,643	$4,496	$31,878	$19,345	$(9,168)

[1]Share Transactions
Shares Sold
Class A	10,826	29,096	31,971	12,494	13,680	30,892	6,806
Class B	7	3	17	20	15	23	11
Reinvestment of distributions
Class A	7,653	995	9,826	2,085	9,467	2,465	—
Class B	4	—	3	1	4	1	—
Shares redeemed
Class A	(29,393)	(46,942)	(44,386)	(19,924)	(22,847)	(30,559)	(21,137)
Class B	(9)	(7)	(20)	(15)	(13)	(19)	(11)
Change in shares
Class A	(10,914)	(16,851)	(2,589)	(5,345)	300	2,798	(14,331)
Class B	2	(4)	—	6	6	5	—
Purchases and sales of long term
investments
Purchase of securities	$211,127	$767,482	$905,764	$93,447	$208,729	$236,675	$240,102
Purchase of U.S. government securities	—	—	—	—	—	4,186,308 (a)	89,906
Total purchases	$211,127	$767,482	$905,764	$93,447	$208,729	$4,422,983	$330,008
Proceeds from sales of securities	$422,967	$822,722	$980,386	$140,480	$338,343	$345,490	$356,997
Proceeds from sales of U.S. government
securities	—	—	—	—	—	4,043,243 (a)	93,054
Total proceeds from sales	$422,967	$822,722	$980,386	$140,480	$338,343	$4,388,733	$450,051
Security sold short covers	$—	$—	$—	$—	$—	$1,051,413	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$1,069,514	$—

(a)	Amounts exclude $1,551,567 and $1,600,758 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
Operations
Net investment income (loss)	$8,589	$1,655	$1,200	$2,572	$34,368	$18,847	$2,627
Net realized gain (loss)	(3,922)	(22,586)	(6,382)	(40,594)	67,562	2,714	(11,986)
Net change in unrealized appreciation
(depreciation)	120,464	45,390	11,980	23,468	(62,213)	(40,551)	92,803
Change in net assets from operations	125,131	24,459	6,798	(14,554)	39,717	(18,990)	83,444
Distributions to shareholders
From net investment income
Class A	—	(1,060)	(585)	(4,131)	(37,161)	(21,341)	(2,405)
Class B	—	(1)	—	(5)	(20)	(11)	(1)
From net realized gains
Class A	—	(36,339)	—	(12,392)	(54,537)	(26,210)	(15,949)
Class B	—	(14)	—	(12)	(26)	(12)	(5)
Total distributions to shareholders	—	(37,414)	(585)	(16,540)	(91,744)	(47,574)	(18,360)
Share transactions[1]
Proceeds from the sale of shares
Class A	296,822	71,797	41,505	87,094	420,254	370,732	130,299
Class B	2,141	29	—	218	519	349	164
Proceeds in connection with acquisition
Class A	—	—	—	111,139	—	—	—
Class B	—	—	—	114	—	—	—
Reinvestment of distributions
Class A	—	37,399	585	16,523	91,698	47,551	18,354
Class B	—	15	—	17	46	23	6
Cost of shares redeemed
Class A	(617,590)	(141,414)	(74,530)	(140,745)	(543,955)	(429,064)	(120,918)
Class B	(3,168)	(37)	—	(343)	(577)	(358)	(203)
Change in net assets from
share transactions	(321,795)	(32,211)	(32,440)	74,017	(32,015)	(10,767)	27,702
Change in net assets	(196,664)	(45,166)	(26,227)	42,923	(84,042)	(77,331)	92,786
Net assets beginning of year	1,117,858	393,318	91,143	363,506	1,906,211	1,328,880	537,609
Net assets end of year	$921,194	$348,152	$64,916	$406,429	$1,822,169	$1,251,549	$630,395
Undistributed (excess of distributions
over) net investment income (loss)	$10,507	$2,455	$1,162	$1,558	$50,403	$16,047	$6,391

[1]Share Transactions
Shares Sold
Class A	29,916	6,852	4,771	11,739	41,679	30,626	8,899
Class B	226	3	—	29	52	29	11
Shares issued in connection with acquisition
Class A	—	—	—	15,463	—	—	—
Class B	—	—	—	16	—	—	—
Reinvestment of distributions
Class A	—	3,751	63	2,152	9,473	4,016	1,260
Class B	—	2	—	2	5	2	—
Shares redeemed
Class A	(61,819)	(13,481)	(8,545)	(19,535)	(54,868)	(35,616)	(8,268)
Class B	(322)	(4)	—	(48)	(58)	(29)	(13)
Change in shares
Class A	(31,903)	(2,878)	(3,711)	9,819	(3,716)	(974)	1,891
Class B	(96)	1	—	(1)	(1)	2	(2)
Purchases and sales of long term
investments
Purchase of securities	$1,365,719	$493,589	$31,170	$524,741	$1,211,564	$247,709	$240,964
Proceeds from sales of securities	$1,679,210	$593,914	$63,254	$471,045	$1,288,500	$303,606	$252,608
Security sold short covers	$—	$205,542	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$161,508	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$(2,762)	$(1,387)	$33,612	$12,005	$14,238	$13,213	$5,764
Net realized gain (loss)	46,683	27,634	4,283	(53,216)	(20,658)	(49,728)	(5,582)
Net change in unrealized appreciation
(depreciation)	107,569	(23,115)	(15,420)	194,377	76,991	25,659	17,711
Change in net assets from operations	151,490	3,132	22,475	153,166	70,571	(10,856)	17,893
Distributions to shareholders
From net investment income
Class A	—	—	(29,968)	(19,052)	(15,900)	(11,810)	(4,201)
Class B	—	—	(23)	(12)	(2)	(1)	(2)
From net realized gains
Class A	(37,517)	(130,509)	—	—	—	—	(8,584)
Class B	(19)	(20)	—	—	—	—	(3)
Total distributions to shareholders	(37,536)	(130,529)	(29,991)	(19,064)	(15,902)	(11,811)	(12,790)
Share transactions[1]
Proceeds from the sale of shares
Class A	528,128	402,833	781,009	127,471	454,487	97,460	70,775
Class B	515	182	557	143	117	22	29
Proceeds in connection with acquisition
Class A	—	—	—	—	15,860	—	—
Reinvestment of distributions
Class A	37,517	130,509	29,968	19,052	15,900	11,810	12,785
Class B	19	20	23	12	2	1	5
Cost of shares redeemed
Class A	(464,126)	(564,496)	(733,537)	(236,159)	(295,025)	(201,613)	(100,570)
Class B	(551)	(263)	(784)	(156)	(93)	(19)	(27)
Change in net assets from
share transactions	101,502	(31,215)	77,236	(89,637)	191,248	(92,339)	(17,003)
Change in net assets	215,456	(158,612)	69,720	44,465	245,917	(115,006)	(11,900)
Net assets beginning of year	1,319,551	1,720,120	1,427,114	832,882	712,667	465,126	236,978
Net assets end of year	$1,535,007	$1,561,508	$1,496,834	$877,347	$958,584	$350,120	$225,078
Undistributed (excess of distributions
over) net investment income (loss)	$(33)	$(60)	$35,990	$12,587	$13,500	$12,593	$5,951

[1]Share Transactions
Shares Sold
Class A	27,839	14,499	57,880	15,082	52,509	8,546	5,210
Class B	25	6	39	16	13	2	2
Shares issued in connection with acquisition
Class A	—	—	—	—	1,840	—	—
Reinvestment of distributions
Class A	1,930	4,906	2,221	2,033	1,724	1,055	948
Class B	1	1	2	1	—	—	—
Shares redeemed
Class A	(24,786)	(20,193)	(54,373)	(27,758)	(34,679)	(17,763)	(7,523)
Class B	(27)	(9)	(56)	(17)	(10)	(2)	(2)
Change in shares
Class A	4,983	(788)	5,728	(10,643)	21,394	(8,162)	(1,365)
Class B	(1)	(2)	(15)	—	3	—	—
Purchases and sales of long term
investments
Purchase of securities	$503,962	$690,792	$62,468	$271,639	$258,798	$330,575	$209,074
Purchase of U.S. government securities	—	—	335,224	—	—	—	—
Total purchases	$503,962	$690,792	$397,692	$271,639	$258,798	$330,575	$209,074
Proceeds from sales of securities	$430,610	$889,128	$34,706	$393,920	$89,140	$422,052	$233,939
Proceeds from sales of U.S. government
securities	—	—	241,814	—	—	—	—
Total proceeds from sales	$430,610	$889,128	$276,520	$393,920	$89,140	$422,052	$233,939

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
Operations
Net investment income (loss)	$94,897	$28,019	$18,897	$59,621	$20,600	$1,914	$(26)
Net realized gain (loss)	116,717	189,876	94,467	(4,324)	1,923	1,868	(6,170)
Net change in unrealized appreciation
(depreciation)	416,068	201,823	341,347	(37,197)	(3,024)	4,482	(4,263)
Change in net assets from operations	627,682	419,718	454,711	18,100	19,499	8,264	(10,459)
Distributions to shareholders
From net investment income
Class A	(7,130)	(3,677)	(9,199)	(5,590)	(9,290)	(1,355)	—
Class B	(6)	(3)	(8)	(4)	(12)	—	—
From net realized gains
Class A	(8,430)	(10,960)	(1,771)	—	—	(1,150)	—
Class B	(7)	(8)	(1)	—	—	—	—
Total distributions to shareholders	(15,573)	(14,648)	(10,979)	(5,594)	(9,302)	(2,505)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	1,814,676	901,945	673,912	443,131	545,203	54,997	67,564
Class B	3,359	1,132	890	664	663	—	1
Reinvestment of distributions
Class A	15,560	14,637	10,970	5,590	9,290	2,505	—
Class B	13	11	9	4	12	—	—
Cost of shares redeemed
Class A	(1,420,983)	(818,674)	(543,003)	(525,543)	(478,557)	(30,400)	(182,036)
Class B	(3,393)	(1,098)	(816)	(711)	(653)	—	—
Change in net assets from
share transactions	409,232	97,953	141,962	(76,865)	75,958	27,102	(114,471)
Change in net assets	1,021,341	503,023	585,694	(64,359)	86,155	32,861	(124,930)
Net assets beginning of year	5,388,862	2,124,190	1,735,231	2,323,822	1,051,495	43,462	236,052
Net assets end of year	$6,410,203	$2,627,213	$2,320,925	$2,259,463	$1,137,650	$76,323	$111,122
Undistributed (excess of distributions
over) net investment income (loss)	$92,004	$27,977	$18,848	$49,162	$22,779	$1,914	$(2)

[1]Share Transactions
Shares Sold
Class A	104,582	48,887	41,746	35,588	46,061	4,444	6,108
Class B	183	55	52	51	54	—	—
Reinvestment of distributions
Class A	876	786	679	437	777	206	—
Class B	1	1	—	—	1	—	—
Shares redeemed
Class A	(82,685)	(45,102)	(34,343)	(41,921)	(40,432)	(2,455)	(15,832)
Class B	(185)	(55)	(48)	(54)	(53)	—	—
Change in shares
Class A	22,773	4,571	8,082	(5,896)	6,406	2,195	(9,724)
Class B	(1)	1	4	(3)	2	—	—
Purchases and sales of long term
investments
Purchase of securities	$718,578	$845,659	$532,698	$157,951	$106,223	$43,450	$62,307
Purchase of U.S. government securities	—	—	—	—	778,986 (a)	—	—
Total purchases	$718,578	$845,659	$532,698	$157,951	$885,209	$43,450	$62,307
Proceeds from sales of securities	$272,739	$735,035	$404,270	$211,726	$79,731	$17,336	$167,471
Proceeds from sales of U.S. government
securities	—	—	—	—	740,259 (a)	—	—
Total proceeds from sales	$272,739	$735,035	$404,270	$211,726	$819,990	$17,336	$167,471
Security sold short covers	$—	$—	$—	$—	$4,505 (a)	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$5,595 (a)	$—	$—

(a)	Amounts exclude $623,672 and $600,709 of purchases and sales, respectively, and $43,662 and $42,632 of covers and proceeds, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund(a)	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$916	$456	$(2,117)	$6,822	$19,213	$605	$14,728
Net realized gain (loss)	(39,541)	2,048	(59,395)	51,331	(12,334)	(10,954)	(34,257)
Net change in unrealized appreciation
(depreciation)	51,585	42,055	129,919	180,447	29,860	12,111	29,282
Change in net assets from operations	12,960	44,559	68,407	238,600	36,739	1,762	9,753
Distributions to shareholders
From net investment income
Class A	(2,551)	—	—	(6,942)	(19,976)	—	(10,794)
Class B	—	—	—	(3)	(1)	—	(11)
From net realized gains
Class A	(4,880)	—	(169,767)	(84,763)	(2,509)	—	(54,597)
Class B	—	—	(112)	(36)	—	—	(43)
Total distributions to shareholders	(7,431)	—	(169,879)	(91,744)	(22,486)	—	(65,445)
Share transactions[1]
Proceeds from the sale of shares
Class A	145,294	834,904	334,623	197,503	321,002	224,669	238,881
Class B	—	—	236	203	8	—	697
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	471,151
Class B	—	—	—	—	—	—	475
Reinvestment of distributions
Class A	7,431	—	169,767	91,705	22,485	—	65,391
Class B	—	—	112	39	1	—	54
Cost of shares redeemed
Class A	(63,154)	(71,990)	(370,765)	(225,151)	(529,203)	(62,744)	(442,769)
Class B	—	—	(312)	(201)	(27)	—	(751)
Change in net assets from
share transactions	89,571	762,914	133,661	64,098	(185,734)	161,925	333,129
Change in net assets	95,100	807,473	32,189	210,954	(171,481)	163,687	277,437
Net assets beginning of year	707,434	—	1,261,728	1,020,992	761,543	129,094	1,533,181
Net assets end of year	$802,534	$807,473	$1,293,917	$1,231,946	$590,062	$292,781	$1,810,618
Undistributed (excess of distributions
over) net investment income (loss)	$803	$787	$(42)	$6,751	$19,986	$(603)	$16,365

[1]Share Transactions
Shares Sold
Class A	15,279	82,705	15,942	14,918	29,655	26,727	17,882
Class B	—	—	11	15	1	—	50
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	34,023
Class B	—	—	—	—	—	—	34
Reinvestment of distributions
Class A	784	—	8,801	7,198	2,065	—	4,812
Class B	—	—	6	3	—	—	4
Shares redeemed
Class A	(6,658)	(7,040)	(17,810)	(16,915)	(49,338)	(7,298)	(32,779)
Class B	—	—	(15)	(14)	(2)	—	(54)
Change in shares
Class A	9,405	75,665	6,933	5,201	(17,618)	19,429	23,938
Class B	—	—	2	4	(1)	—	34
Purchases and sales of long term
investments
Purchase of securities	$1,170,476	$808,500	$1,397,815	$868,007	$389,703	$210,291	$560,170
Purchase of U.S. government securities	232,239	—	—	—	412,080 (b)	—	—
Total purchases	$1,402,715	$808,500	$1,397,815	$868,007	$801,783	$210,291	$560,170
Proceeds from sales of securities	$1,000,308	$69,513	$1,425,926	$892,435	$544,336	$51,021	$312,383
Proceeds from sales of U.S. government
securities	222,510	—	—	—	420,711 (b)	—	—
Total proceeds from sales	$1,222,818	$69,513	$1,425,926	$892,435	$965,047	$51,021	$312,383
Security sold short covers	$416,059	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$478,803	$—	$—	$—	$—	$—	$—

(a)	Period from commencement of operations September 19, 2016.
(b)	Amounts exclude $2,001,401 and $2,102,330 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(a)
Operations
Net investment income (loss)	$27,443		$109,148	$49,812	$137,456	$4,314	$2,787	$27,123
Net realized gain (loss)	28,251		(157,622)	(34,028)	(163,319)	13,052	(1,222)	(6,059)
Net change in unrealized appreciation
(depreciation)	25,557		169,694	102,436	398,279	107,490	133,865	33,067
Change in net assets from operations	81,251		121,220	118,220	372,416	124,856	135,430	54,131
Distributions to shareholders
From net investment income/return of capital
Class A	(94,765	)(d)	(15,365)	(55,800)	(3,816)	(3,036)	(276)	(33,782)
Class B	(45	)(d)	(72)	—	(17)	(1)	—	—
From net realized gains
Class A	—		(3,478)	—	—	(37,924)	(4,737)	—
Class B	—		(15)	—	—	(5)	(1)	—
Total distributions to shareholders	(94,810)		(18,930)	(55,800)	(3,833)	(40,966)	(5,014)	(33,782)
Share transactions[1]
Proceeds from the sale of shares
Class A	454,247		826,746	467,150	978,835	431,656	464,295	353,574
Class B	205		3,418	—	3,458	88	190	—
Reinvestment of distributions
Class A	94,765		18,843	55,800	3,816	40,960	5,013	33,782
Class B	45		87	—	17	6	1	—
Cost of shares redeemed
Class A	(356,390)		(1,529,824)	(687,885)	(1,349,032)	(155,424)	(202,863)	(317,225)
Class B	(191)		(4,494)	—	(3,351)	(45)	(99)	—
Change in net assets from
share transactions	192,681		(685,224)	(164,935)	(366,257)	317,241	266,537	70,131
Change in net assets	179,122		(582,934)	(102,515)	2,326	401,131	396,953	90,480
Net assets beginning of year	1,571,853		4,333,930	1,512,553	2,371,181	343,878	381,874	1,044,307
Net assets end of year	$1,750,975		$3,750,996	$1,410,038	$2,373,507	$745,009	$778,827	$1,134,787
Undistributed (excess of distributions
over) net investment income (loss)	$(3,327)		$(15,429)	$49,200	$139,916	$4,307	$2,783	$27,999

[1]Share Transactions
Shares Sold
Class A	45,830		66,947	44,583	112,677	31,697	40,433	29,636
Class B	20		259	—	369	7	16	—
Reinvestment of distributions
Class A	9,621		1,499	5,355	288	3,163	439	2,829
Class B	4		6	—	1	—	—	—
Shares tendered in reverse share split
Class A (b)	—		—	—	(188,274)	—	—	—
Class B (b)	—		—	—	(796)	—	—	—
Shares redeemed
Class A	(35,518)		(123,722)	(66,199)	(159,466)	(11,671)	(19,162)	(27,009)
Class B	(19)		(336)	—	(340)	(3)	(8)	—
Change in shares
Class A	19,933		(55,276)	(16,261)	(234,775)	23,189	21,710	5,456
Class B	5		(71)	—	(766)	4	8	—
Purchases and sales of long term
investments
Purchase of securities	$468,919		$1,044,226	$660,268	$2,084,913	$459,723	$482,429	$822,253
Purchase of U.S. government securities	1,886,327		24,667,239	—	77,265	—	—	231,584 (c)
Total purchases	$2,355,246		$25,711,465	$660,268	$2,162,178	$459,723	$482,429	$1,053,837
Proceeds from sales of securities	$668,259		$1,222,186	$897,985	$2,309,689	$182,996	$222,387	$868,396
Proceeds from sales of U.S. government
securities	1,842,396		24,814,142	—	86,440	—	—	147,603 (c)
Total proceeds from sales	$2,510,655		$26,036,328	$897,985	$2,396,129	$182,996	$222,387	$1,015,999
Security sold short covers	$240,030		$21,987	$—	$—	$—	$—	$—
Securities sold short proceeds	$311,213		$39,995	$—	$—	$—	$—	$—

(a)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016.

(b)

As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split. See Note 10 in the Notes to the Financial Statements.

(c)	Amounts exclude $456,251 and $467,402 of purchases and sales, respectively, of dollar roll transaction securities.
(d)	Amount includes $76,675 and $36 of distributions from return of capital for Class A and Class B shares, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund
Operations
Net investment income (loss)	$2,970	$8,386	$37,883	$147,891	$3,793	$66,299	$4,831
Net realized gain (loss)	3,588	32,087	21,064	308,592	(11,925)	55,746	(21,861)
Net change in unrealized appreciation
(depreciation)	26,684	(7,983)	93,744	291,750	17,579	11,666	68,701
Change in net assets from operations	33,242	32,490	152,691	748,233	9,447	133,711	51,671
Distributions to shareholders
From net investment income
Class A	(3,231)	(20,246)	(28,264)	(120,607)	(4,294)	(68,202)	(3,826)
Class B	(2)	(22)	(5)	(36)	—	(12)	—
From net realized gains
Class A	—	(52,572)	(285,500)	(197,477)	—	—	—
Class B	—	(53)	(38)	(56)	—	—	—
Total distributions to shareholders	(3,233)	(72,893)	(313,807)	(318,176)	(4,294)	(68,214)	(3,826)
Share transactions[1]
Proceeds from the sale of shares
Class A	70,488	64,252	780,509	2,249,712	23,696	703,855	127,039
Class B	33	163	140	724	—	174	1
Reinvestment of distributions
Class A	3,231	72,818	313,764	318,084	4,294	68,202	3,826
Class B	2	75	43	92	—	12	—
Cost of shares redeemed
Class A	(47,038)	(278,268)	(734,234)	(1,150,834)	(43,825)	(742,186)	(306,197)
Class B	(27)	(148)	(186)	(370)	—	(252)	(1)
Change in net assets from
share transactions	26,689	(141,108)	360,036	1,417,408	(15,835)	29,805	(175,332)
Change in net assets	56,698	(181,511)	198,920	1,847,465	(10,682)	95,302	(127,487)
Net assets beginning of year	162,554	642,116	2,697,545	3,959,801	122,919	2,547,928	422,836
Net assets end of year	$219,252	$460,605	$2,896,465	$5,807,266	$112,237	$2,643,230	$295,349
Undistributed (excess of distributions
over) net investment income (loss)	$2,981	$2,868	$37,847	$147,827	$3,857	$66,266	$5,575

[1]Share Transactions
Shares Sold
Class A	3,602	6,883	51,362	145,964	2,553	56,752	12,096
Class B	1	17	9	46	—	14	—
Reinvestment of distributions
Class A	171	8,628	23,088	21,163	461	5,531	369
Class B	—	9	3	6	—	1	—
Shares redeemed
Class A	(2,567)	(29,866)	(49,036)	(76,146)	(4,643)	(59,859)	(29,229)
Class B	(1)	(16)	(12)	(23)	—	(20)	—
Change in shares
Class A	1,206	(14,355)	25,414	90,981	(1,629)	2,424	(16,764)
Class B	—	10	—	29	—	(5)	—
Purchases and sales of long term
investments
Purchase of securities	$77,101	$112,116	$1,683,749	$3,736,981	$87,458	$1,409,123	$557,326
Proceeds from sales of securities	$51,142	$313,905	$1,599,733	$2,504,724	$103,765	$1,386,588	$729,864

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Westchester Capital Event Driven Fund
Operations
Net investment income (loss)	$47,764	$6,553	$4,167	$(6,277)	$18,769	$71,013	$(1,690)
Net realized gain (loss)	146,590	21,506	418,358	249,688	(2,686)	167,829	(4,862)
Net change in unrealized appreciation
(depreciation)	64,083	16,527	(341,965)	(23,919)	10,911	186,110	14,845
Change in net assets from operations	258,437	44,586	80,560	219,492	26,994	424,952	8,293
Distributions to shareholders
From net investment income
Class A	(41,594)	(9,145)	—	—	(20,369)	(75,581)	(365)
Class B	(6)	—	—	—	(4)	(18)	—
From net realized gains
Class A	—	—	(33,595)	(23,375)	—	(293,783)	(1,122)
Class B	—	—	(344)	(408)	—	(63)	—
Total distributions to shareholders	(41,600)	(9,145)	(33,939)	(23,783)	(20,373)	(369,445)	(1,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	544,283	363,141	1,107,951	768,015	668,148	631,462	184,655
Class B	256	—	11,414	11,774	228	655	—
Reinvestment of distributions
Class A	41,594	9,145	33,595	23,375	20,369	369,364	1,487
Class B	6	—	344	408	4	81	—
Cost of shares redeemed
Class A	(520,829)	(156,599)	(1,557,189)	(788,426)	(876,976)	(785,887)	(26,836)
Class B	(272)	—	(19,016)	(20,050)	(247)	(655)	—
Change in net assets from
share transactions	65,038	215,687	(422,901)	(4,904)	(188,474)	215,020	159,306
Change in net assets	281,875	251,128	(376,280)	190,805	(181,853)	270,527	166,112
Net assets beginning of year	2,095,038	946,774	6,858,774	3,707,809	1,830,708	3,962,670	193,074
Net assets end of year	$2,376,913	$1,197,902	$6,482,494	$3,898,614	$1,648,855	$4,233,197	$359,186
Undistributed (excess of distributions
over) net investment income (loss)	$47,739	$8,315	$4,369	$(85)	$22,889	$75,978	$6,425

[1]Share Transactions
Shares Sold
Class A	42,743	36,657	33,873	20,126	67,540	40,850	19,359
Class B	19	—	343	307	23	41	—
Reinvestment of distributions
Class A	3,301	915	978	603	2,062	24,991	156
Class B	1	—	10	10	1	5	—
Shares redeemed
Class A	(41,373)	(15,877)	(47,251)	(20,781)	(88,550)	(50,573)	(2,816)
Class B	(20)	—	(562)	(508)	(25)	(41)	—
Change in shares
Class A	4,671	21,695	(12,400)	(52)	(18,948)	15,268	16,699
Class B	—	—	(209)	(191)	(1)	5	—
Purchases and sales of long term
investments
Purchase of securities	$1,525,907	$309,126	$2,677,639	$1,055,543	$571,417	$4,214,221	$846,234
Purchase of U.S. government securities	—	5,376,345	—	—	472,233	—	—
Total purchases	$1,525,907	$5,685,471	$2,677,639	$1,055,543	$1,043,650	$4,214,221	$846,234
Proceeds from sales of securities	$1,451,979	$390,619	$3,028,940	$1,158,977	$640,675	$4,394,104	$667,120
Proceeds from sales of U.S. government
securities	—	5,158,826	—	—	639,387	—	—
Total proceeds from sales	$1,451,979	$5,549,445	$3,028,940	$1,158,977	$1,280,062	$4,394,104	$667,120
Security sold short covers	$—	$—	$—	$—	$—	$—	$240,156
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$255,646

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$100,254	$—	$27,532
Net realized gain (loss)	160,458	(5)	100,408
Net change in unrealized appreciation
(depreciation)	311,257	—	79,496
Change in net assets from operations	571,969	(5)	207,436
Distributions to shareholders
From net investment income
Class A	(75,468)	—	(16,931)
Class B	(21)	—	(365)
From net realized gains
Class A	(166,111)	(33)	(10,414)
Class B	(40)	—	(198)
Total distributions to shareholders	(241,640)	(33)	(27,908)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,734,731	2,245,260	327,002
Class B	1,054	7,560	4,606
Reinvestment of distributions
Class A	241,579	33	27,345
Class B	61	—	564
Cost of shares redeemed
Class A	(761,098)	(2,215,909)	(471,009)
Class B	(1,082)	(5,527)	(6,490)
Change in net assets from
share transactions	1,215,245	31,417	(117,982)
Change in net assets	1,545,574	31,379	61,546
Net assets beginning of year	4,826,592	1,569,284	1,653,976
Net assets end of year	$6,372,166	$1,600,663	$1,715,522
Undistributed (excess of distributions
over) net investment income (loss)	$104,770	$(54)	$32,041

[1]Share Transactions
Shares Sold
Class A	80,307	2,245,261	15,450
Class B	46	7,560	219
Reinvestment of distributions
Class A	11,347	33	1,276
Class B	3	—	26
Shares redeemed
Class A	(35,547)	(2,215,909)	(22,258)
Class B	(48)	(5,527)	(301)
Change in shares
Class A	56,107	29,385	(5,532)
Class B	1	2,033	(56)
Purchases and sales of long term
investments
Purchase of securities	$2,077,052	$82,920	$246,723
Purchase of U.S. government securities	1,315,353 (a)	429,017	—
Total purchases	$3,392,405	$511,937	$246,723
Proceeds from sales of securities	$1,357,270	$240,528	$366,457
Proceeds from sales of U.S. government
securities	1,176,718 (a)	269,793	—
Total proceeds from sales	$2,533,988	$510,321	$366,457
Security sold short covers	$627,470	$—	$—
Securities sold short proceeds	$598,058	$—	$—

(a)	Amounts exclude $2,315,304 and $2,317,434 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/ BlackRock Large Cap Select Growth Fund	JNL/BlackRock Natural Resources Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund
	Operations
	Net investment income (loss)	$27	$(8,096)	$30,451	$(3,678)	$5,937	$(1,561)	$16,009
	Net realized gain (loss)	(624)	42,711	86,022	53,011	(57,516)	18,272	(74,289)
	Net change in unrealized appreciation (depreciation)	(461)	(26,740)	(174,344)	38,490	(155,312)	10,435	(158,439)
	Change in net assets from operations	(1,058)	7,875	(57,871)	87,823	(206,891)	27,146	(216,719)
	Distributions to shareholders
	From net investment income
	Class A	–	(51,482)	(74,748)	–	(3,910)	–	(17,519)
	Class B	–	(21)	(7)	–	(5)	–	(4)
	From net realized gains
	Class A	(398)	–	(198,837)	(93,984)	–	–	(34,963)
	Class B	–	–	(17)	(27)	–	–	(7)
	Total distributions to shareholders	(398)	(51,503)	(273,609)	(94,011)	(3,915)	–	(52,493)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	25,485	233,005	929,705	624,799	236,574	225,089	337,808
	Class B	–	18	111	160	233	–	91
	Proceeds in connection with acquisition
	Class A	–	47,158	–	–	26,250	–	–
	Class B	–	144	–	–	–	–	–
	Reinvestment of distributions
	Class A	398	51,482	273,585	93,984	3,910	–	52,482
	Class B	–	21	24	27	5	–	11
	Cost of shares redeemed
	Class A	(10,732)	(145,645)	(608,516)	(244,821)	(471,774)	(55,344)	(582,487)
	Class B	–	(131)	(28)	(105)	(240)	–	(119)
	Change in net assets from share transactions	15,151	186,052	594,881	474,044	(205,042)	169,745	(192,214)
	Change in net assets	13,695	142,424	263,401	467,856	(415,848)	196,891	(461,426)
	Net assets beginning of year	20,271	516,467	3,425,346	1,242,699	1,119,400	383,174	1,309,447
	Net assets end of year	$33,966	$658,891	$3,688,747	$1,710,555	$703,552	$580,065	$848,021
	Undistributed (excess of distributions over) net investment income (loss)	$56	$(40,853)	$7,166	$(29)	$6,345	$(3,846)	$23,148
[1]	Share transactions
	Shares sold
	Class A	2,453	21,901	75,471	21,502	27,045	22,106	23,581
	Class B	–	2	9	5	25	–	6
	Shares issued in connection with acquisition
	Class A	–	4,204	–	–	3,461	–	–
	Class B	–	13	–	–	–	–	–
	Reinvestment of distributions
	Class A	40	5,379	24,362	3,308	496	–	4,440
	Class B	–	2	2	1	1	–	1
	Shares redeemed
	Class A	(1,048)	(13,618)	(49,643)	(8,370)	(50,977)	(5,454)	(41,257)
	Class B	–	(13)	(2)	(4)	(27)	–	(8)
	Change in shares
	Class A	1,445	17,866	50,190	16,440	(19,975)	16,652	(13,236)
	Class B	–	4	9	2	(1)	–	(1)

(a) Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Capital Guardian Global Balanced Fund	JNL/Causeway International Value Select Fund	JNL/DFA U.S. Core Equity Fund	JNL/ DoubleLine Shiller Enhanced CAPE Fund(a)	JNL/FPA + DoubleLine Flexible Allocation Fund(b)	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
	Operations
	Net investment income (loss)	$6,098	$11,549	$7,988	$402	$16,310	$19,263	$76,308
	Net realized gain (loss)	23,903	(40,917)	21,127	5,922	30,049	54,758	(3,289)
	Net change in unrealized appreciation (depreciation)	(37,529)	8,687	(48,066)	4,722	(295,130)	(145,975)	(164,532)
	Change in net assets from operations	(7,528)	(20,681)	(18,951)	11,046	(248,771)	(71,954)	(91,513)
	Distributions to shareholders
	From net investment income
	Class A	(3,545)	(27,744)	(6,213)	–	(18,504)	(25,746)	(159,944)
	Class B	(5)	(26)	(3)	–	(7)	(13)	(22)
	From net realized gains
	Class A	(26,910)	–	(25,731)	–	(137,516)	(28,406)	(5,270)
	Class B	(29)	–	(10)	–	(37)	(13)	(1)
	Total distributions to shareholders	(30,489)	(27,770)	(31,957)	–	(156,064)	(54,178)	(165,237)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	95,192	340,800	271,814	164,268	331,513	210,247	442,449
	Class B	87	123	33	–	174	57	33
	Proceeds in connection with acquisition
	Class A	–	–	–	–	–	–	18,461
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	30,455	27,744	31,944	–	156,020	54,152	165,214
	Class B	34	26	13	–	44	26	23
	Cost of shares redeemed
	Class A	(103,411)	(154,659)	(224,995)	(9,981)	(778,938)	(316,842)	(593,177)
	Class B	(174)	(138)	(102)	–	(170)	(134)	(85)
	Change in net assets from share transactions	22,183	213,896	78,707	154,287	(291,357)	(52,494)	32,918
	Change in net assets	(15,834)	165,445	27,799	165,333	(696,192)	(178,626)	(223,832)
	Net assets beginning of year	472,986	646,787	693,721	–	3,055,380	1,225,612	2,064,456
	Net assets end of year	$457,152	$812,232	$721,520	$165,333	$2,359,188	$1,046,986	$1,840,624
	Undistributed (excess of distributions over) net investment income	$(356)	$8,991	$8,161	$347	$13,200	$19,020	$(26,817)
[1]	Share transactions
	Shares sold
	Class A	8,300	47,564	23,853	15,963	25,005	18,737	38,880
	Class B	8	16	4	–	13	5	3
	Shares issued in connection with acquisition
	Class A	–	–	–	–	–	–	1,580
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	2,909	4,009	2,955	–	13,358	5,288	16,488
	Class B	3	4	1	–	4	2	2
	Shares redeemed
	Class A	(9,090)	(20,826)	(20,005)	(917)	(58,800)	(28,277)	(52,916)
	Class B	(15)	(18)	(9)	–	(13)	(12)	(8)
	Change in shaers
	Class A	2,119	30,747	6,803	15,046	(20,437)	(4,252)	4,032
	Class B	(4)	2	(4)	–	4	(5)	(3)

(a) Period from September 28, 2015 (commencement of operations).
(b) Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
	Operations
	Net investment income (loss)	$111,374	$5,549	$19,893	$21,252	$26,707	$7,738	$1,347
	Net realized gain (loss)	(134,128)	10,813	84,336	13,427	(67,562)	51,941	36,310
	Net change in unrealized appreciation (depreciation)	(165,803)	(3,187)	(159,537)	(31,718)	(29,148)	(169,934)	(45,117)
	Change in net assets from operations	(188,557)	13,175	(55,308)	2,961	(70,003)	(110,255)	(7,460)
	Distributions to shareholders
	From net investment income
	Class A	(102,696)	(4,844)	(40,398)	(23,042)	–	(6,808)	–
	Class B	(26)	(2)	(19)	(9)	–	(166)	–
	From net realized gains
	Class A	–	(33,321)	(52,384)	–	–	(100,633)	(33,607)
	Class B	–	(14)	(23)	–	–	(1,773)	(14)
	Total distributions to shareholders	(102,722)	(38,181)	(92,824)	(23,051)	–	(109,380)	(33,621)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	458,447	249,108	227,172	492,424	124,892	355,068	186,553
	Class B	204	37	55	74	37	4,475	11
	Proceeds in connection with acquisition
	Class A	–	–	–	–	–	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	102,696	38,165	92,782	23,042	–	107,441	33,607
	Class B	26	16	42	9	–	1,939	14
	Cost of shares redeemed
	Class A	(680,810)	(138,349)	(273,513)	(352,163)	(284,955)	(399,179)	(133,137)
	Class B	(386)	(84)	(56)	(73)	(19)	(16,516)	(108)
	Change in net assets from share transactions	(119,823)	148,893	46,482	163,313	(160,045)	53,228	86,940
	Change in net assets	(411,102)	123,887	(101,650)	143,223	(230,048)	(166,407)	45,859
	Net assets beginning of year	2,705,393	449,768	1,229,105	973,753	639,706	1,284,265	347,459
	Net assets end of year	$2,294,291	$573,655	$1,127,455	$1,116,976	$409,658	$1,117,858	$393,318
	Undistributed (excess of distributions over) net investment income (loss)	$107,757	$5,661	$23,735	$29,963	$(1,757)	$(30)	$1,341
[1]	Share transactions
	Shares sold
	Class A	39,890	24,528	18,503	41,425	12,674	31,131	15,463
	Class B	18	4	4	5	4	388	1
	Shares issued in connection with acquisition
	Class A	–	–	–	–	–	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	9,743	4,060	8,520	1,981	–	11,322	3,066
	Class B	3	2	4	1	–	203	1
	Shares redeemed
	Class A	(59,534)	(13,706)	(22,440)	(29,660)	(29,162)	(34,973)	(11,092)
	Class B	(34)	(8)	(5)	(6)	(2)	(1,579)	(9)
	Change in shares
	Class A	(9,901)	14,882	4,583	13,746	(16,488)	7,480	7,437
	Class B	(13)	(2)	3	–	2	(988)	(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Harris Oakmark Global Equity Fund(a)	JNL/Invesco China-India Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund
	Operations
	Net investment income (loss)	$7,738	$1,347	$421	$4,601	$38,331	$22,335	$2,162
	Net realized gain (loss)	51,941	36,310	(371)	12,239	138,057	40,357	16,009
	Net change in unrealized appreciation (depreciation)	(169,934)	(45,117)	(5,410)	(42,087)	(204,182)	(127,526)	(70,450)
	Change in net assets from operations	(110,255)	(7,460)	(5,360)	(25,247)	(27,794)	(64,834)	(52,279)
	Distributions to shareholders
	From net investment income
	Class A	(6,808)	–	–	(3,834)	(54,767)	(24,093)	(1,955)
	Class B	(166)	–	–	(4)	(27)	(13)	(1)
	From net realized gains
	Class A	(100,633)	(33,607)	–	(293)	(115,505)	–	(16,010)
	Class B	(1,773)	(14)	–	–	(54)	–	(7)
	Total distributions to shareholders	(109,380)	(33,621)	–	(4,131)	(170,353)	(24,106)	(17,973)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	355,068	186,553	117,533	209,064	650,332	518,162	168,538
	Class B	4,475	11	–	161	219	112	40
	Proceeds in connection with acquisition
	Class A	–	–	–	–	20,483	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	107,441	33,607	–	4,127	170,272	24,093	17,965
	Class B	1,939	14	–	4	81	13	8
	Cost of shares redeemed
	Class A	(399,179)	(133,137)	(21,030)	(202,443)	(773,930)	(669,031)	(167,620)
	Class B	(16,516)	(108)	–	(144)	(276)	(181)	(79)
	Change in net assets from share transactions	53,228	86,940	96,503	10,769	67,181	(126,832)	18,852
	Change in net assets	(166,407)	45,859	91,143	(18,609)	(130,966)	(215,772)	(51,400)
	Net assets beginning of year	1,284,265	347,459	–	382,115	2,037,177	1,544,652	589,009
	Net assets end of year	$1,117,858	$393,318	$91,143	$363,506	$1,906,211	$1,328,880	$537,609
	Undistributed (excess of distributions over) net investment income (loss)	$(30)	$1,341	$498	$4,123	$31,742	$18,526	$2,324
[1]	Share transactions
	Shares sold
	Class A	31,131	15,463	12,562	24,999	58,967	39,804	10,431
	Class B	388	1	–	19	20	8	2
	Shares issued in connection with acquisition
	Class A	–	–	–	–	1,802	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	11,322	3,066	–	550	17,518	1,931	1,214
	Class B	203	1	–	1	8	1	1
	Shares redeemed
	Class A	(34,973)	(11,092)	(2,276)	(24,961)	(71,114)	(54,635)	(10,291)
	Class B	(1,579)	(9)	–	(18)	(25)	(13)	(5)
	Change in shares
	Class A	7,480	7,437	10,286	588	7,173	(12,900)	1,354
	Class B	(988)	(7)	–	2	3	(4)	(2)

(a) Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
	Operations
	Net investment income (loss)	$(3,637)	$(3,681)	$27,582	$19,324	$16,734	$10,701	$4,227
	Net realized gain (loss)	37,946	130,890	1,457	(102, 502)	(56,017)	(17,859)	5,106
	Net change in unrealized appreciation (depreciation)	(79,004)	(109,131)	(25,293)	(146,753)	(120,339)	(16,409)	(6,628)
	Change in net assets from operations	(44,695)	18,078	3,746	(229,931)	(159,622)	(23,567)	2,705
	Distributions to shareholders
	From net investment income
	Class A	–	–	(30,804)	(30,522)	(14,122)	(7,665)	(4,730)
	Class B	–	–	(23)	(17)	(1)	(3)	(6)
	From net realized gains
	Class A	(77,610)	(180,514)	–	(9,895)	–	(10,126)	(7,768)
	Class B	(46)	(36)	–	(5)	–	(4)	(9)
	Total distributions to shareholders	(77,656)	(180,550)	(30,827)	(40,439)	(14,123)	(17,798)	(12,513)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	852,341	946,625	826,567	185,396	590,972	363,716	222,949
	Class B	249	170	514	106	13	12	52
	Proceeds in connection with acquisition
	Class A	–	–	–	28,884	–	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	77,610	180,514	30,804	40,417	14,122	17,791	12,498
	Class B	46	36	23	22	1	7	15
	Cost of shares redeemed
	Class A	(406,336)	(602,876)	(656,720)	(485,362)	(524,616)	(134,384)	(161,658)
	Class B	(185)	(110)	(138)	(134)	(61)	(169)	(245)
	Change in net assets from share transactions	523,725	524,359	201,050	(230,671)	80,431	246,973	73,611
	Change in net assets	401,374	361,887	173,969	(501,041)	(93,314)	205,608	63,803
	Net assets beginning of year	918,177	1,358,233	1,253,145	1,333,923	805,981	259,518	173,175
	Net assets end of year	$1,319,551	$1,720,120	$1,427,114	$832,882	$712,667	$465,126	$236,978
	Undistributed (excess of distributions over) net investment income (loss)	$(25)	$1,034	$29,942	$19,022	$15,428	$10,628	$4,200
[1]	Share transactions
	Shares sold
	Class A	40,514	28,019	61,019	19,832	61,853	27,754	14,946
	Class B	12	4	36	11	1	1	4
	Shares issued in connection with acquisition
	Class A	–	–	–	2,732	–	–	–
	Class B	–	–	–	–	–	–	–
	Reinvestment of distributions
	Class A	4,013	6,094	2,341	5,188	1,706	1,476	915
	Class B	2	1	2	3	–	1	1
	Shares redeemed
	Class A	(19,583)	(18,170)	(48,535)	(53,594)	(58,357)	(10,614)	(11,075)
	Class B	(9)	(3)	(10)	(14)	(6)	(14)	(18)
	Change in shares
	Class A	24,944	15,943	14,825	(25,842)	5,202	18,616	4,786
	Class B	5	2	28	–	(5)	(12)	(13)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund
	Operations
	Net investment income (loss)	$72,706	$22,195	$19,883	$58,092	$18,736	$1,355	$(1,548)
	Net realized gain (loss)	120,005	145,472	209,559	999	1,877	937	(4,602)
	Net change in unrealized appreciation (depreciation)	(126,386)	(227,207)	(306,342)	(81,924)	(23,505)	(5,493)	(5,519)
	Change in net assets from operations	66,325	(59,540)	(76,900)	(22,833)	(2,892)	(3,201)	(11,669)
	Distributions to shareholders
	From net investment income
	Class A	(74,922)	(19,194)	(11,018)	(52,623)	(20,604)	(589)	–
	Class B	(72)	(17)	(81)	(531)	(29)	–	–
	From net realized gains
	Class A	(70,706)	(150,924)	(193,884)	–	(3,064)	(237)	(9,925)
	Class B	(60)	(108)	(1,197)	–	(4)	–	(5)
	Total distributions to shareholders	(145,760)	(170,243)	(206,180)	(53,154)	(23,701)	(826)	(9,930)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	2,488,126	825,560	626,419	789,838	538,645	31,942	99,536
	Class B	11,060	4,276	11,001	12,060	1,365	–	1
	Proceeds in connection with acquisition
	Class A	–	92,685	–	–	–	–	–
	Class B	–	150	–	–	–	–	–
	Reinvestment of distributions
	Class A	145,628	170,118	204,902	52,623	23,668	826	9,925
	Class B	132	125	1,278	531	33	–	5
	Cost of shares redeemed
	Class A	(1,301,310)	(613,660)	(711,203)	(633,971)	(378,499)	(31,896)	(66,066)
	Class B	(46,646)	(20,525)	(31,887)	(46,680)	(5,449)	–	(117)
	Change in net assets from share transactions	1,296,990	458,729	100,510	174,401	179,763	872	43,284
	Change in net assets	1,217,555	228,946	(182,570)	98,414	153,170	(3,155)	21,685
	Net assets beginning of year	4,171,307	1,895,244	1,917,801	2,225,408	898,325	46,617	214,367
	Net assets end of year	$5,388,862	$2,124,190	$1,735,231	$2,323,822	$1,051,495	$43,462	$236,052
	Undistributed (excess of distributions over) net investment income	$2,059	$3,638	$6,887	$(2,807)	$9,249	$1,355	$(3)
[1]	Share transactions
	Shares sold
	Class A	146,291	42,710	35,902	57,785	45,420	2,805	7,661
	Class B	632	220	616	842	111	–	1
	Shares issued in connection with acquisition
	Class A	–	5,070	–	–	–	–	–
	Class B	–	8	–	–	–	–	–
	Reinvestment of distributions
	Class A	8,699	10,013	13,901	4,160	2,054	79	847
	Class B	8	7	85	41	3	–	–
	Shares redeemed
	Class A	(75,734)	(31,903)	(40,441)	(45,843)	(31,994)	(2,863)	(5,136)
	Class B	(2,637)	(1,023)	(1,855)	(3,347)	(450)	–	(10)
	Change in shares
	Class A	79,256	25,890	9,362	16,102	15,480	21	3,372
	Class B	(1,997)	(788)	(1,154)	(2,464)	(336)	–	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL Multi-Manager Alternative Fund(a)	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Emerging Markets Innovator Fund(a)	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
	Operations
	Net investment income (loss)	$302	$(6,766)	$6,778	$22,524	$59	$10,889	$8,296
	Net realized gain (loss)	3,219	165,640	85,649	(823)	(8,429)	54,443	(143,761)
	Net change in unrealized appreciation (depreciation)	(29,292)	(225,280)	(199,579)	(33,565)	(5,502)	(30,237)	87,362
	Change in net assets from operations	(25,771)	(66,406)	(107,152)	(11,864)	(13,872)	35,095	(48,103)
	Distributions to shareholders
	From net investment income
	Class A	–	–	(3,642)	(10,752)	–	(12,809)	(61,901)
	Class B	–	–	(2)	(2)	–	(10)	(28)
	From net realized gains
	Class A	–	(186,519)	(65,701)	(11,752)	–	(38,652)	–
	Class B	–	(127)	(26)	(2)	–	(25)	–
	Total distributions to shareholders	–	(186,646)	(69,371)	(22,508)	–	(51,496)	(61,929)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	868,196	319,456	240,127	420,135	194,122	535,893	298,488
	Class B	–	125	115	1	–	163	124
	Reinvestment of distributions
	Class A	–	186,519	69,343	22,504	–	51,461	61,901
	Class B	–	127	28	4	–	35	28
	Cost of shares redeemed
	Class A	(134,991)	(354,129)	(260,434)	(314,603)	(51,156)	(272,003)	(630,084)
	Class B	–	(389)	(164)	(108)	–	(206)	(167)
	Change in net assets from share transactions	733,205	151,709	49,015	127,933	142,966	315,343	(269,710)
	Change in net assets	707,434	(101,343)	(127,508)	93,561	129,094	298,942	(379,742)
	Net assets beginning of year	–	1,363,071	1,148,500	667,982	–	1,234,239	1,951,595
	Net assets end of year	$707,434	$1,261,728	$1,020,992	$761,543	$129,094	$1,533,181	$1,571,853
	Undistributed (excess of distributions over) net investment income (loss)	$1,912	$135	$6,864	$20,779	$(4)	$10,592	$(30,799)
[1]	Share transactions
	Shares sold
	Class A	87,732	11,558	16,324	38,246	20,932	35,333	28,606
	Class B	–	5	7	–	–	10	12
	Reinvestment of distributions
	Class A	–	8,191	5,210	2,139	–	3,601	6,323
	Class B	–	5	2	–	–	2	3
	Shares redeemed
	Class A	(13,774)	(13,056)	(17,729)	(28,842)	(5,721)	(18,165)	(60,068)
	Class B	–	(13)	(11)	(10)	–	(13)	(16)
	Change in shares
	Class A	73,958	6,693	3,805	11,543	15,211	20,769	(25,139)
	Class B	–	(3)	(2)	(10)	–	(1)	(1)

(a) Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund(a)	JNL/PPM America Value Equity Fund
	Operations
	Net investment income (loss)	$106,128	$56,309	$161,661	$3,035	$1,954	$32,135	$3,260
	Net realized gain (loss)	76,254	(13,110)	(100,688)	32,197	14,948	(5,500)	22,990
	Net change in unrealized appreciation (depreciation)	(165,905)	(63,532)	(245,049)	(67,061)	(37,510)	(41,416)	(42,722)
	Change in net assets from operations	16,477	(20,333)	(184,076)	(31,829)	(20,608)	(14,781)	(16,472)
	Distributions to shareholders
	From net investment income
	Class A	(129,935)	(58,728)	(157,086)	(2,586)	(2,001)	(25,394)	–
	Class B	(533)	–	(624)	(2)	(75)	–	–
	From net realized gains
	Class A	(82,294)	–	(5,335)	(45,316)	(24,246)	(534)	–
	Class B	(316)	–	(21)	(31)	(664)	–	–
	Total distributions to shareholders	(213,078)	(58,728)	(163,066)	(47,935)	(26,986)	(25,928)	–
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	1,321,636	626,267	1,167,115	143,319	349,752	324,844	39,487
	Class B	3,169	–	2,704	8	3,413	–	375
	Reinvestment of distributions
	Class A	212,229	58,728	162,421	47,902	26,247	25,928	–
	Class B	849	–	645	33	739	–	–
	Cost of shares redeemed
	Class A	(1,563,557)	(705,049)	(1,352,800)	(159,221)	(158,867)	(360,477)	(73,364)
	Class B	(3,474)	–	(3,613)	(192)	(17,696)	–	(1,202)
	Change in net assets from share transactions	(29,148)	(20,054)	(23,528)	31,849	203,588	(9,705)	(34,704)
	Change in net assets	(225,749)	(99,115)	(370,670)	(47,915)	155,994	(50,414)	(51,176)
	Net assets beginning of year	4,559,679	1,611,668	2,741,851	391,793	225,880	1,094,721	213,730
	Net assets end of year	$4,333,930	$1,512,553	$2,371,181	$343,878	$381,874	$1,044,307	$162,554
	Undistributed (excess of distributions over) net investment income (loss)	$(35,465)	$55,780	$2,854	$3,030	$272	$33,769	$3,247
[1]	Share transactions
	Shares sold
	Class A	103,626	57,999	174,798	9,370	30,365	27,196	2,105
	Class B	231	–	358	–	296	–	20
	Reinvestment of distributions
	Class A	17,583	5,741	28,445	3,673	2,586	2,251	–
	Class B	66	–	98	3	72	–	–
	Shares redeemed
	Class A	(122,723)	(65,498)	(203,246)	(10,510)	(14,003)	(30,459)	(3,908)
	Class B	(255)	–	(481)	(15)	(1,634)	–	(67)
	Change in shares
	Class A	(1,514)	(1,758)	(3)	2,533	18,948	(1,012)	(1,803)
	Class B	42	–	(25)	(12)	(1,266)	–	(47)

(a)

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes for the year ended December 31, 2015 reflects activity of the acquiring fund formerly in JNL Investors Series Trust.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
	Operations
	Net investment income (loss)	$15,456	$28,258	$120,627	$4,143	$68,205	$3,825	$41,593
	Net realized gain (loss)	101,890	272,821	194,395	(3,677)	(96,986)	(11,835)	(96,296)
	Net change in unrealized appreciation (depreciation)	(111,125)	(270,821)	(316,469)	(5,434)	(367,673)	(54,862)	(98,246)
	Change in net assets from operations	6,221	30,258	(1,447)	(4,968)	(396,454)	(62,872)	(152,949)
	Distributions to shareholders
	From net investment income
	Class A	(39,510)	(19,648)	(97,866)	(1,096)	(29,854)	(699)	(30,451)
	Class B	(28)	(4)	(30)	–	(7)	–	(5)
	From net realized gains
	Class A	(34,338)	(261,419)	(231,076)	–	(320,875)	(6,865)	(252,948)
	Class B	(23)	(43)	(67)	–	(67)	(1)	(35)
	Total distributions to shareholders	(73,899)	(281,114)	(329,039)	(1,096)	(350,803)	(7,565)	(283,439)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	123,793	1,334,300	1,389,665	77,382	1,454,204	604,217	994,419
	Class B	38	289	155	–	254	–	87
	Reinvestment of distributions
	Class A	73,848	281,067	328,942	1,096	350,729	7,564	283,399
	Class B	51	47	97	–	74	1	40
	Cost of shares redeemed
	Class A	(336,291)	(1,467,676)	(1,707,086)	(72,996)	(1,146,688)	(283,406)	(663,826)
	Class B	(120)	(409)	(192)	–	(389)	(94)	(274)
	Change in net assets from share transactions	(138,681)	147,618	11,581	5,482	658,184	328,282	613,845
	Change in net assets	(206,359)	(103,238)	(318,905)	(582)	(89,073)	257,845	177,457
	Net assets beginning of year	848,475	2,800,783	4,278,706	123,501	2,637,001	164,991	1,917,581
	Net assets end of year	$642,116	$2,697,545	$3,959,801	$122,919	$2,547,928	$422,836	$2,095,038
	Undistributed (excess of distributions over) net investment income (loss)	$(2,111)	$28,233	$120,579	$4,117	$68,181	$3,825	$41,575
[1]	Share transactions
	Shares sold
	Class A	10,901	77,020	92,046	7,886	93,385	52,803	69,182
	Class B	3	16	10	–	16	–	6
	Reinvestment of distributions
	Class A	7,551	17,711	23,496	117	27,595	722	23,441
	Class B	5	3	7	–	6	–	3
	Shares redeemed
	Class A	(29,606)	(84,796)	(114,777)	(7,682)	(73,888)	(25,903)	(45,803)
	Class B	(10)	(23)	(13)	–	(25)	(9)	(19)
	Change in shares
	Class A	(11,154)	9,935	765	321	47,092	27,622	46,820
	Class B	(2)	(4)	4	–	(3)	(9)	(10)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/ Westchester Capital Event Driven Fund(a)	JNL/WMC Balanced Fund
	Operations
	Net investment income (loss)	$4,504	$(8,977)	$(8,554)	$14,509	$44,074	$338	$74,308
	Net realized gain (loss)	7,055	402,454	325,226	(1,429)	290,153	723	168,116
	Net change in unrealized appreciation (depreciation)	(16,587)	154,651	(122,952)	(8,356)	(395,787)	(7,821)	(291,022)
	Change in net assets from operations	(5,028)	548,128	193,720	4,724	(61,560)	(6,760)	(48,598)
	Distributions to shareholders
	From net investment income
	Class A	–	–	–	(16,882)	(32,303)	–	(58,106)
	Class B	–	–	–	(3)	(8)	–	(18)
	From net realized gains
	Class A	–	(432,851)	(305,095)	–	(309,967)	–	(193,630)
	Class B	–	(4,689)	(5,877)	–	(68)	–	(55)
	Total distributions to shareholders	–	(437,540)	(310,972)	(16,885)	(342,346)	–	(251,809)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	406,279	2,594,374	1,111,451	596,761	1,179,173	223,509	1,381,239
	Class B	–	14,232	12,361	145	151	–	154
	Reinvestment of distributions
	Class A	–	432,851	305,095	16,882	342,270	–	251,736
	Class B	–	4,689	5,877	3	76	–	73
	Cost of shares redeemed
	Class A	(150,505)	(1,236,075)	(657,153)	(551,981)	(721,192)	(23,675)	(752,841)
	Class B	–	(9,843)	(9,643)	(1,081)	(581)	–	(271)
	Change in net assets from share transactions	255,774	1,800,228	767,988	60,729	799,897	199,834	880,090
	Change in net assets	250,746	1,910,816	650,736	48,568	395,991	193,074	579,683
	Net assets beginning of year	696,028	4,947,958	3,057,073	1,782,140	3,566,679	–	4,246,909
	Net assets end of year	$946,774	$6,858,774	$3,707,809	$1,830,708	$3,962,670	$193,074	$4,826,592
	Undistributed (excess of distributions over) net investment income (loss)	$10,601	$(102)	$(885)	$19,599	$76,417	$1,599	$77,840
[1]	Share transactions
	Shares sold
	Class A	42,207	72,433	27,008	60,159	69,756	22,768	62,463
	Class B	–	396	296	15	8	–	8
	Reinvestment of distributions
	Class A	–	12,631	8,125	1,717	22,153	–	12,045
	Class B	–	134	151	–	5	–	3
	Shares redeemed
	Class A	(15,601)	(34,905)	(16,100)	(55,649)	(42,620)	(2,435)	(34,127)
	Class B	–	(272)	(227)	(108)	(32)	–	(12)
	Change in shares
	Class A	26,606	50,159	19,033	6,227	49,289	20,333	40,381
	Class B	–	258	220	(93)	(19)	–	(1)

(a) Period from April 27, 2015 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

		JNL/WMC Money Market Fund	JNL/WMC Value Fund
	Operations
	Net investment income (loss)	$–	$27,756
	Net realized gain (loss)	34	161,126
	Net change in unrealized appreciation (depreciation)	–	(245,488)
	Change in net assets from operations	34	(56,606)
	Distributions to shareholders
	From net investment income
	Class A	(12)	(24,520)
	Class B	–	(524)
	From net realized gains
	Class A	(6)	(176,998)
	Class B	–	(3,322)
	Total distributions to shareholders	(18)	(205,364)
	Share transactions[1]
	Proceeds from the sale of shares
	Class A	2,216,243	246,127
	Class B	6,346	4,424
	Reinvestment of distributions
	Class A	18	201,518
	Class B	–	3,846
	Cost of shares redeemed
	Class A	(1,940,084)	(371,501)
	Class B	(6,978)	(5,035)
	Change in net assets from share transactions	275,545	79,379
	Change in net assets	275,561	(182,591)
	Net assets beginning of year	1,293,723	1,836,567
	Net assets end of year	$1,569,284	$1,653,976
	Undistributed (excess of distributions over) net investment income (loss)	$(54)	$19,330
[1]	Share transactions
	Shares sold
	Class A	2,216,243	10,287
	Class B	6,346	182
	Reinvestment of distributions
	Class A	18	9,869
	Class B	–	184
	Shares redeemed
	Class A	(1,940,084)	(15,602)
	Class B	(6,978)	(207)
	Change in shares
	Class A	276,177	4,554
	Class B	(632)	159

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/AB Dynamic Asset Allocation Fund(e)
Class A
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95		35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)		33,966	151	1.10		1.10		0.09
12/31/14	*	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77		20,271	109	1.12		1.12		0.65

JNL/AQR Managed Futures Strategy Fund(f)
Class A
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)		685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19		658,749	0	1.33		1.33		(1.28)
12/31/14		10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09		516,349	0	1.36		1.36		(1.33)
12/31/13		9.99	(0.14)	0.83	0.69	(0.37)	(0.01)	10.30	7.08		482,706	0	1.35		1.35		(1.32)
12/31/12		9.46	(0.12)	0.65	0.53	—	—	9.99	5.60		541,596	0	1.35		1.35		(1.31)

Class B
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)		156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32		142	0	1.13		1.13		(1.08)
12/31/14		10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40		118	0	1.16		1.16		(1.13)
12/31/13		10.02	(0.12)	0.82	0.70	(0.39)	(0.01)	10.32	7.19		107	0	1.15		1.15		(1.12)
12/31/12		9.47	(0.12)	0.67	0.55	—	—	10.02	5.81		100	0	1.15		1.15		(1.26)

JNL/BlackRock Global Allocation Fund(g)
Class A
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97		3,710,790	133	1.07	(h)	1.07	(h)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)		3,688,441	90	1.07	(h)	1.07	(h)	0.84
12/31/14		12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85		3,425,119	75	1.07	(h)	1.07	(h)	1.12
12/31/13		10.86	0.09	1.46	1.55	(0.06)	—	12.35	14.31		2,747,805	54	1.08	(h)	1.08	(h)	0.77
12/31/12		9.91	0.11	0.84	0.95	—	—	10.86	9.59		1,592,841	49	1.10		1.10		1.03

Class B
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14		310	133	0.87	(h)	0.87	(h)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)		306	90	0.87	(h)	0.87	(h)	1.03
12/31/14		12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13		227	75	0.87	(h)	0.87	(h)	1.33
12/31/13		10.91	0.12	1.45	1.57	(0.07)	—	12.41	14.43		247	54	0.88	(h)	0.88	(h)	1.01
12/31/12		9.94	0.13	0.84	0.97	—	—	10.91	9.76		217	49	0.90		0.90		1.24

JNL/BlackRock Large Cap Select Growth Fund
Class A
12/31/16		28.21	(0.02)	0.16	0.14	—	(0.62)	27.73	0.45		2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12	(0.08)	1.84	1.76	—	(1.67)	28.21	6.23		1,710,057	70	0.90		0.90		(0.26)
12/31/14		27.72	(0.05)	2.51	2.46	—	(2.06)	28.12	8.89		1,242,278	101	0.92		0.92		(0.19)
12/31/13		21.52	(0.06)	8.34	8.28	(0.01)	(2.07)	27.72	38.99	(j)	1,013,437	125	0.95		0.95		(0.23)
12/31/12		21.28	0.01	2.22	2.23	(0.04)	(1.95)	21.52	10.61		471,670	143	0.97		0.97		0.04

Class B
12/31/16		29.09	0.05	0.15	0.20	—	(0.62)	28.67	0.64		1,345	92	0.69		0.69		0.17
12/31/15		28.89	(0.02)	1.89	1.87	—	(1.67)	29.09	6.45		498	70	0.70		0.70		(0.06)
12/31/14		28.37	0.00	2.58	2.58	—	(2.06)	28.89	9.11		421	101	0.72		0.72		0.01
12/31/13		21.96	(0.01)	8.52	8.51	(0.03)	(2.07)	28.37	39.30	(j)	352	125	0.75		0.75		(0.04)
12/31/12		21.69	0.06	2.25	2.31	(0.09)	(1.95)	21.96	10.81		269	143	0.77		0.77		0.25

JNL/BlackRock Natural Resources Fund
Class A
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(j)	1,006,258	4	0.99		0.99		0.83
12/31/15	(f)	9.57	0.06	(2.33)	(2.27)	(0.04)	—	7.26	(23.75)		702,991	40	0.99		0.99		0.66
12/31/14	(f)	11.16	0.03	(1.62)	(1.59)	—	—	9.57	(14.25)		1,118,643	22	0.97		0.97		0.22
12/31/13	(f)	10.23	0.01	0.96	0.97	(0.04)	—	11.16	9.51		1,454,041	23	0.97		0.97		0.13
12/31/12		10.15	0.03	0.05	0.08	—	—	10.23	0.79		1,458,953	11	0.98		0.98		0.26

Class B
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(j)	813	4	0.79		0.79		1.04
12/31/15	(f)	9.66	0.08	(2.35)	(2.27)	(0.07)	—	7.32	(23.55)		561	40	0.79		0.79		0.88
12/31/14	(f)	11.25	0.05	(1.64)	(1.59)	—	—	9.66	(14.13)		757	22	0.77		0.77		0.43
12/31/13	(f)	10.30	0.04	0.97	1.01	(0.06)	—	11.25	9.83		910	23	0.77		0.77		0.34
12/31/12		10.20	0.04	0.06	0.10	—	—	10.30	0.98		817	11	0.78		0.78		0.43

JNL/Boston Partners Global Long Short Equity Fund
Class A
12/31/16		10.45	0.08	0.12	0.20	—	(0.37)	10.28	1.96		710,297	157	2.34	(h)	2.34	(h)	0.79
12/31/15		9.86	(0.03)	0.62	0.59	—	—	10.45	5.98		580,065	177	2.25	(h)	2.25	(h)	(0.34)
12/31/14	*	10.00	(0.02)	(0.12)	(0.14)	—	—	9.86	(1.40)		383,174	80	2.26	(h)	2.26	(h)	(0.65)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Brookfield Global Infrastructure and MLP Fund
Class A
12/31/16		11.76		0.24		1.25		1.49		(0.33)		—	12.92		12.58		900,328	100		1.15	1.15	1.90
12/31/15		15.35		0.20		(3.04)		(2.84)		(0.25)		(0.50)	11.76		(18.55)		847,849	74		1.15	1.15	1.43
12/31/14		14.79		0.21		0.89		1.10		(0.09)		(0.45)	15.35		7.35		1,309,204	64		1.15	1.15	1.33
12/31/13		12.29		0.24		2.62		2.86		(0.08)		(0.28)	14.79		23.43		674,917	68		1.15	1.15	1.72
12/31/12		10.36		0.33		1.60		1.93		(0.00)	(i)	—	12.29		18.67		298,842	79		1.15	1.15	2.90

Class B
12/31/16		11.82		0.28		1.23		1.51		(0.36)		—	12.97		12.72		247	100		0.95	0.95	2.15
12/31/15		15.42		0.24		(3.06)		(2.82)		(0.28)		(0.50)	11.82		(18.34)		172	74		0.95	0.95	1.65
12/31/14		14.84		0.24		0.89		1.13		(0.10)		(0.45)	15.42		7.53		243	64		0.95	0.95	1.52
12/31/13		12.32		0.25		2.64		2.89		(0.09)		(0.28)	14.84		23.62		151	68		0.95	0.95	1.85
12/31/12		10.36		0.35		1.61		1.96		(0.00)	(i)	—	12.32		18.96		171	79		0.95	0.95	3.05

JNL/Capital Guardian Global Balanced Fund
Class A
12/31/16		10.36		0.16		0.44		0.60		(0.00)	(i)	(0.70)	10.26		5.73		456,663	57	(k)	0.98	1.01	1.53
12/31/15		11.26		0.14		(0.30)		(0.16)		(0.09)		(0.65)	10.36		(1.52)		456,687	72	(k)	1.00	1.01	1.27
12/31/14		11.30		0.15		(0.09)		0.06		(0.10)		—	11.26		0.54		472,427	62	(k)	1.01	1.01	1.30
12/31/13		9.94		0.13		1.41		1.54		(0.18)		—	11.30		15.55	(j)	484,776	56	(k)	1.01	1.01	1.20
12/31/12		8.97		0.17		1.00		1.17		(0.20)		—	9.94		13.04		415,794	37	(k)	1.01	1.01	1.75

Class B
12/31/16		10.65		0.19		0.44		0.63		(0.02)		(0.70)	10.56		5.87		489	57	(k)	0.78	0.81	1.73
12/31/15		11.55		0.17		(0.31)		(0.14)		(0.11)		(0.65)	10.65		(1.28)		465	72	(k)	0.80	0.81	1.46
12/31/14		11.59		0.18		(0.10)		0.08		(0.12)		—	11.55		0.71		559	62	(k)	0.81	0.81	1.50
12/31/13		10.19		0.15		1.45		1.60		(0.20)		—	11.59		15.75	(j)	553	56	(k)	0.81	0.81	1.40
12/31/12		9.18		0.19		1.04		1.23		(0.22)		—	10.19		13.38		481	37	(k)	0.81	0.81	1.95

JNL/Causeway International Value Select Fund
Class A
12/31/16		13.66	(l)	0.30	(l)	(0.30)	(l)	0.00	(l)	(0.16)		—	13.50		0.01		785,113	33		1.00	1.00	2.26
12/31/15		14.67	(l)	0.24	(l)	(0.76)	(l)	(0.52)	(l)	(0.49)	(l)	—	13.66	(l)	(3.55)		811,493	128		1.00	1.00	1.59
12/31/14		16.71	(l)	0.60	(l)	(2.33)	(l)	(1.73)	(l)	(0.31)	(l)	—	14.67	(l)	(10.54)		646,006	69		1.00	1.00	3.73
12/31/13		14.22	(l)	0.31	(l)	2.71	(l)	3.02	(l)	(0.53)	(l)	—	16.71	(l)	21.47	(j)	673,512	53		1.01	1.01	2.01
12/31/12		12.70	(l)	0.40	(l)	1.75	(l)	2.15	(l)	(0.63)	(l)	—	14.22	(l)	17.16		506,613	63		1.01	1.01	2.95

Class B
12/31/16		13.99	(l)	0.33	(l)	(0.31)	(l)	0.02	(l)	(0.18)		—	13.83		0.12		726	33		0.80	0.80	2.45
12/31/15		15.01	(l)	0.28	(l)	(0.79)	(l)	(0.51)	(l)	(0.51)	(l)	—	13.99	(l)	(3.31)		739	128		0.80	0.80	1.82
12/31/14		17.09	(l)	0.65	(l)	(2.39)	(l)	(1.74)	(l)	(0.34)	(l)	—	15.10	(l)	(10.28)		781	69		0.80	0.80	3.95
12/31/13		14.53	(l)	0.35	(l)	2.77	(l)	3.12	(l)	(0.56)	(l)	—	17.09	(l)	21.66	(j)	808	53		0.81	0.81	2.20
12/31/12		12.97	(l)	0.43	(l)	1.80	(l)	2.23	(l)	(0.67)	(l)	—	14.53	(l)	17.42		607	63		0.81	0.81	3.11

JNL/Crescent High Income Fund
Class A
12/31/16	*	10.00		0.28		0.27		0.55		—		—	10.55		5.50		624,884	82		1.00	1.00	4.04

JNL/DFA U.S. Core Equity Fund
Class A
12/31/16		10.66		0.14		1.33		1.47		(0.11)		(0.29)	11.73		14.02		947,909	16		0.80	0.88	1.24
12/31/15		11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)		721,244	11		0.80	0.88	1.10
12/31/14		10.54		0.11		0.93		1.04		(0.06)		(0.13)	11.39		9.82		693,371	15		0.80	0.89	1.03
12/31/13		8.15		0.10		2.75		2.85		(0.08)		(0.38)	10.54		35.17		500,412	9		0.80	0.91	1.03
12/31/12		7.23		0.11		0.88		0.99		(0.07)		—	8.15		13.70		230,034	113		0.84	0.92	1.34

Class B
12/31/16		11.22		0.17		1.41		1.58		(0.13)		(0.29)	12.38		14.31		330	16		0.60	0.68	1.45
12/31/15		11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)		276	11		0.60	0.68	1.30
12/31/14		11.05		0.14		0.97		1.11		(0.07)		(0.13)	11.96		10.02		350	15		0.60	0.69	1.22
12/31/13		8.52		0.12		2.88		3.00		(0.09)		(0.38)	11.05		35.43		342	9		0.60	0.71	1.24
12/31/12		7.56		0.13		0.92		1.05		(0.09)		—	8.52		13.85		233	113		0.64	0.72	1.61

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
12/31/16	*	10.00		0.26		0.23		0.49		—		—	10.49		4.90		136,446	68		1.10	1.10	3.59

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
12/31/16		10.99		0.19		1.88		2.07		(0.10)		(0.10)	12.86		18.90		810,413	106		1.09	1.09	1.54
12/31/15	*	10.00		0.03		0.96		0.99		—		—	10.99		9.90		165,333	7		1.10	1.10	1.15

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A
12/31/16		11.59	0.10	0.31	0.41	(0.13)		(0.21)		11.66	3.67	2,008,235	230	1.22	(h)	1.23	(h)	0.87
12/31/15	(f)	13.64	0.08	(1.32)	(1.24)	(0.10)		(0.71)		11.59	(9.15)	2,358,531	74	1.19		1.19		0.59
12/31/14	(f)	15.11	0.11	(0.70)	(0.59)	(0.16)		(0.72)		13.64	(4.04)	3,054,663	79	1.20		1.20		0.77
12/31/13	(f)	12.37	0.08	2.84	2.92	(0.18)		—		15.11	23.65	3,049,751	82	1.20		1.20		0.60
12/31/12		10.56	0.23	1.59	1.82	(0.01)		—		12.37	17.26	2,044,238	57	1.21		1.21		1.98

Class B
12/31/16		11.64	0.12	0.31	0.43	(0.16)		(0.21)		11.70	3.86	657	230	1.02	(h)	1.03	(h)	1.08
12/31/15	(f)	13.70	0.11	(1.33)	(1.22)	(0.13)		(0.71)		11.64	(8.95)	657	74	0.99		0.99		0.80
12/31/14	(f)	15.16	0.15	(0.71)	(0.56)	(0.18)		(0.72)		13.70	(3.80)	717	79	1.00		1.00		1.01
12/31/13	(f)	12.41	0.10	2.85	2.95	(0.20)		—		15.16	23.82	915	82	1.00		1.00		0.77
12/31/12		10.60	0.25	1.59	1.84	(0.03)		—		12.41	17.36	501	57	1.01		1.01		2.16

JNL/Franklin Templeton Global Growth Fund
Class A
12/31/16		9.98	0.18	0.84	1.02	(0.21)		(0.63)		10.15	10.58	953,110	23	1.01		1.01		1.79
12/31/15		11.23	0.19	(0.90)	(0.71)	(0.26)		(0.28)		9.98	(6.43)	1,046,543	21	1.00		1.00		1.66
12/31/14		11.67	0.26	(0.53)	(0.27)	(0.09)		(0.08)		11.23	(2.36)	1,225,062	18	1.00		1.00		2.21
12/31/13		9.05	0.13	2.61	2.74	(0.12)		—		11.67	30.35	988,313	17	1.02		1.02		1.26
12/31/12		7.52	0.15	1.51	1.66	(0.13)		—		9.05	22.06	657,764	15	1.05		1.05		1.77

Class B
12/31/16		10.02	0.20	0.83	1.03	(0.24)		(0.63)		10.18	10.72	471	23	0.81		0.81		1.99
12/31/15		11.27	0.21	(0.90)	(0.69)	(0.28)		(0.28)		10.02	(6.20)	443	21	0.80		0.80		1.84
12/31/14		11.71	0.30	(0.55)	(0.25)	(0.11)		(0.08)		11.27	(2.23)	550	18	0.80		0.80		2.50
12/31/13		9.07	0.15	2.63	2.78	(0.14)		—		11.71	30.66	478	17	0.82		0.82		1.49
12/31/12		7.53	0.16	1.52	1.68	(0.14)		—		9.07	22.35	374	15	0.85		0.85		1.99

JNL/Franklin Templeton Global Multisector Bond Fund
Class A
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(i)	(0.06)		10.36	3.82	1,724,715	65	1.05		1.07		4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)		10.04	(4.15)	1,840,377	37	1.05		1.08		3.77
12/31/14		11.99	0.45	(0.49)	(0.04)	(0.43)		(0.01)		11.51	(0.45)	2,064,144	28	1.07		1.08		3.73
12/31/13		11.84	0.40	0.01	0.41	(0.26)		(0.00)	(i)	11.99	3.53	1,752,613	26	1.08		1.09		3.34
12/31/12		10.07	0.39	1.40	1.79	(0.02)		(0.00)	(i)	11.84	17.78	977,534	11	1.10		1.10		3.48

Class B
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)		10.40	4.05	212	65	0.85		0.87		4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)		10.08	(4.02)	247	37	0.85		0.88		3.97
12/31/14		12.03	0.47	(0.49)	(0.02)	(0.44)		(0.01)		11.56	(0.24)	312	28	0.87		0.88		3.93
12/31/13		11.86	0.42	0.02	0.44	(0.27)		(0.00)	(i)	12.03	3.75	295	26	0.88		0.89		3.51
12/31/12		10.07	0.31	1.50	1.81	(0.02)		(0.00)	(i)	11.86	17.98	204	11	0.90		0.90		2.82

JNL/Franklin Templeton Income Fund
Class A
12/31/16		10.39	0.45	1.00	1.45	(0.52)		—		11.32	14.12	2,469,017	43	0.93		0.93		4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)		—		10.39	(7.36)	2,293,763	29	0.92		0.92		4.35
12/31/14		11.73	0.50	(0.12)	0.38	(0.38)		—		11.73	3.19	2,704,647	24	0.92		0.92		4.07
12/31/13		10.67	0.51	0.98	1.49	(0.43)		—		11.73	14.08	2,192,366	20	0.93		0.93		4.49
12/31/12		9.94	0.58	0.63	1.21	(0.48)		—		10.67	12.20	1,622,308	24	0.94		0.94		5.47

Class B
12/31/16		9.99	0.45	0.95	1.40	(0.54)		—		10.85	14.23	579	43	0.73		0.73		4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)		—		9.99	(7.08)	528	29	0.72		0.72		4.54
12/31/14		11.30	0.51	(0.12)	0.39	(0.40)		—		11.29	3.37	746	24	0.72		0.72		4.28
12/31/13		10.29	0.52	0.94	1.46	(0.45)		—		11.30	14.27	661	20	0.73		0.73		4.69
12/31/12		9.59	0.58	0.61	1.19	(0.49)		—		10.29	12.51	548	24	0.74		0.74		5.66

JNL/Franklin Templeton International Small Cap Growth Fund
Class A
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)		(0.19)		8.81	(1.17)	498,894	18	1.30		1.30		1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)		(0.59)		9.25	3.81	573,414	22	1.30		1.30		1.07
12/31/14		11.18	0.12	(1.17)	(1.05)	(0.09)		(0.49)		9.55	(9.42)	449,495	29	1.31		1.31		1.07
12/31/13		8.65	0.11	2.68	2.79	(0.10)		(0.16)		11.18	32.41	440,868	26	1.30		1.30		1.12
12/31/12		6.89	0.11	1.76	1.87	(0.11)		—		8.65	27.26	258,118	32	1.30		1.30		1.46

Class B
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)		(0.19)		8.90	(0.96)	287	18	1.10		1.10		1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)		(0.59)		9.34	4.05	241	22	1.10		1.10		1.33
12/31/14		11.26	0.14	(1.18)	(1.04)	(0.10)		(0.49)		9.63	(9.22)	273	29	1.11		1.11		1.26
12/31/13		8.70	0.14	2.69	2.83	(0.11)		(0.16)		11.26	32.73	287	26	1.10		1.10		1.36
12/31/12		6.94	0.12	1.77	1.89	(0.13)		—		8.70	27.30	251	32	1.10		1.10		1.59

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Franklin Templeton Mutual Shares Fund
Class A
12/31/16	10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20		1.02		1.03		1.69
12/31/15	12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25		1.02		1.02		1.64
12/31/14	11.72	0.30	0.55	0.85	(0.09)	(0.24)	12.24	7.30	1,228,576	26		1.03		1.03		2.47
12/31/13	9.21	0.17	2.43	2.60	(0.09)	—	11.72	28.29	1,119,740	28		1.03		1.03		1.55
12/31/12	8.22	0.16	0.96	1.12	(0.13)	—	9.21	13.66	829,053	34		1.04		1.04		1.77

Class B
12/31/16	10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20		0.82		0.83		1.87
12/31/15	12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25		0.82		0.82		1.83
12/31/14	11.81	0.33	0.55	0.88	(0.11)	(0.24)	12.34	7.49	529	26		0.83		0.83		2.70
12/31/13	9.28	0.19	2.45	2.64	(0.11)	—	11.81	28.47	536	28		0.83		0.83		1.75
12/31/12	8.27	0.18	0.98	1.16	(0.15)	—	9.28	14.01	445	34		0.84		0.84		1.98

JNL/Goldman Sachs Core Plus Bond Fund
Class A
12/31/16	11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(m)	0.86		0.87		1.81
12/31/15	11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(m)	0.87		0.87		1.94
12/31/14	11.44	0.21	0.41	0.62	(0.25)	—	11.81	5.40	973,327	283	(m)	0.88		0.88		1.74
12/31/13	12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(m)	0.88		0.88		1.58
12/31/12	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(m)	0.88		0.88		1.58

Class B
12/31/16	11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(m)	0.66		0.67		2.01
12/31/15	11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(m)	0.67		0.67		2.14
12/31/14	11.61	0.23	0.42	0.65	(0.27)	—	11.99	5.59	426	283	(m)	0.68		0.68		1.93
12/31/13	12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(m)	0.68		0.68		1.77
12/31/12	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(m)	0.68		0.68		1.82

JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
12/31/16	9.17	0.55	0.28	0.83	—	—	10.00	9.05	303,222	99		1.08		1.08		5.51
12/31/15	10.46	0.51	(1.80)	(1.29)	—	—	9.17	(12.33)	409,493	109		1.07		1.07		5.09
12/31/14	11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)	10.46	(4.94)	639,536	130		1.06		1.07		4.76
12/31/13	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)	11.46	(7.77)	795,092	160		1.06		1.07		4.19
12/31/12	12.03	0.67	1.73	2.40	—	(0.32)	14.11	19.96	952,660	138		1.07		1.07		5.05

Class B
12/31/16	9.26	0.59	0.27	0.86	—	—	10.12	9.29	184	99		0.88		0.88		5.81
12/31/15	10.54	0.54	(1.82)	(1.28)	—	—	9.26	(12.14)	165	109		0.87		0.87		5.37
12/31/14	11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)	10.54	(4.73)	170	130		0.86		0.87		5.00
12/31/13	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)	11.55	(7.66)	169	160		0.86		0.87		4.38
12/31/12	12.09	0.71	1.74	2.45	—	(0.32)	14.22	20.28	261	138		0.87		0.87		5.34

JNL/Goldman Sachs Mid Cap Value Fund
Class A
12/31/16	9.57	0.08	1.22	1.30	—	—	10.87	13.58	910,162	135		1.00		1.01		0.82
12/31/15	11.65	0.07	(1.12)	(1.05)	(0.07)	(0.96)	9.57	(8.96)	1,107,234	96		0.99		1.01		0.62
12/31/14	12.05	0.08	1.52	1.60	(0.10)	(1.90)	11.65	13.13	1,259,794	102		0.99		1.01		0.65
12/31/13	11.06	0.07	3.52	3.59	(0.05)	(2.55)	12.05	32.73	1,141,673	121		1.00		1.01		0.57
12/31/12	9.56	0.11	1.61	1.72	(0.11)	(0.11)	11.06	18.01	967,000	80		1.01		1.01		1.08

Class B
12/31/16	9.61	0.10	1.22	1.32	—	—	10.93	13.74	11,032	135		0.80		0.81		1.02
12/31/15	11.69	0.09	(1.12)	(1.03)	(0.09)	(0.96)	9.61	(8.71)	10,624	96		0.79		0.81		0.79
12/31/14	12.09	0.11	1.52	1.63	(0.13)	(1.90)	11.69	13.33	24,471	102		0.79		0.81		0.86
12/31/13	11.09	0.10	3.52	3.62	(0.07)	(2.55)	12.09	32.90	19,136	121		0.80		0.81		0.80
12/31/12	9.57	0.14	1.62	1.76	(0.13)	(0.11)	11.09	18.43	10,577	80		0.81		0.81		1.35

JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
12/31/16	10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119		2.26	(h)	2.26	(h)	0.47
12/31/15	12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)	393,174	78		2.06	(h)	2.06	(h)	0.36
12/31/14	11.48	(0.01)	1.62	1.61	(0.01)	(1.03)	12.05	13.93	347,215	108		2.20	(h)	2.20	(h)	(0.05)
12/31/13	8.71	0.01	2.96	2.97	(0.02)	(0.18)	11.48	34.20	197,907	113		1.96	(h)	1.96	(h)	0.08
12/31/12	7.31	0.02	1.41	1.43	(0.03)	—	8.71	19.59	129,675	106		2.13	(h)	2.13	(h)	0.24

Class B
12/31/16	10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119		2.06	(h)	2.06	(h)	0.66
12/31/15	12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)	144	78		1.86	(h)	1.86	(h)	0.55
12/31/14	11.56	0.02	1.63	1.65	(0.02)	(1.03)	12.16	14.20	244	108		2.00	(h)	2.00	(h)	0.13
12/31/13	8.77	0.03	2.97	3.00	(0.03)	(0.18)	11.56	34.36	203	113		1.76	(h)	1.76	(h)	0.26
12/31/12	7.36	0.04	1.42	1.46	(0.05)	—	8.77	19.80	249	106		1.93	(h)	1.93	(h)	0.44

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Harris Oakmark Global Equity Fund
Class A
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45		64,916	42	1.21	1.21	1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)		91,143	23	1.21	1.21	0.85

JNL/Invesco China-India Fund
Class A
12/31/16		7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)		406,147	118	1.23	1.27	0.64
12/31/15		7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)		363,197	62	1.30	1.30	1.08
12/31/14		7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40		381,803	34	1.31	1.31	1.37
12/31/13		7.38	0.07	(0.24)	(0.17)	(0.07)	—	7.14	(2.35)		354,740	29	1.31	1.31	1.07
12/31/12		6.02	0.07	1.34	1.41	(0.05)	—	7.38	23.48		373,612	24	1.31	1.31	0.99

Class B
12/31/16		7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)		282	118	1.03	1.07	0.79
12/31/15		7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)		309	62	1.09	1.09	1.19
12/31/14		7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67		312	34	1.11	1.11	1.55
12/31/13		7.43	0.10	(0.26)	(0.16)	(0.08)	—	7.19	(2.14)		271	29	1.11	1.11	1.40
12/31/12		6.07	0.08	1.34	1.42	(0.06)	—	7.43	23.52		387	24	1.11	1.11	1.23

JNL/Invesco Global Real Estate Fund
Class A
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42		1,821,270	65	1.05	1.06	1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)		1,905,281	78	1.05	1.05	1.86
12/31/14		9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03		2,036,180	26	1.05	1.05	1.63
12/31/13		9.88	0.16	0.11	0.27	(0.32)	—	9.83	2.76		1,544,958	54	1.05	1.05	1.52
12/31/12		7.75	0.18	2.01	2.19	(0.06)	—	9.88	28.31		1,362,397	57	1.05	1.05	2.03

Class B
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61		899	65	0.85	0.86	2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)		930	78	0.85	0.85	2.07
12/31/14		9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34		997	26	0.85	0.85	1.80
12/31/13		9.98	0.18	0.11	0.29	(0.33)	—	9.94	2.97		876	54	0.85	0.85	1.69
12/31/12		7.82	0.20	2.03	2.23	(0.07)	—	9.98	28.58		911	57	0.85	0.85	2.23

JNL/Invesco International Growth Fund
Class A
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)		1,250,916	21	0.98	0.98	1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)		1,328,232	33	0.97	0.97	1.45
12/31/14		12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24		1,543,925	18	0.98	0.98	1.57
12/31/13		10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98		1,229,170	21	0.99	0.99	1.36
12/31/12		9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76		729,434	35	1.00	1.00	1.33

Class B
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)		633	21	0.78	0.78	1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)		648	33	0.77	0.77	1.58
12/31/14		13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49		727	18	0.78	0.78	1.82
12/31/13		11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13		746	21	0.79	0.79	1.60
12/31/12		10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95		566	35	0.80	0.80	1.52

JNL/Invesco Mid Cap Value Fund
Class A
12/31/16		14.33	0.07	2.08	2.15	(0.06)	(0.42)	16.00	15.37		630,189	45	0.98	0.98	0.47
12/31/15		16.29	0.06	(1.53)	(1.47)	(0.05)	(0.44)	14.33	(9.08)		537,393	28	0.98	0.98	0.37
12/31/14		15.25	0.05	1.36	1.41	(0.03)	(0.34)	16.29	9.25		588,730	36	0.99	0.99	0.32
12/31/13		11.67	0.06	3.55	3.61	(0.03)	—	15.25	30.90	(j)	380,623	159	1.01	1.01	0.43
12/31/12		10.86	0.03	0.81	0.84	(0.03)	—	11.67	7.74		220,777	113	1.01	1.01	0.26

Class B
12/31/16		14.49	0.10	2.12	2.22	(0.09)	(0.42)	16.19	15.64		206	45	0.78	0.78	0.67
12/31/15		16.46	0.09	(1.54)	(1.45)	(0.08)	(0.44)	14.49	(8.90)		216	28	0.78	0.78	0.57
12/31/14		15.39	0.08	1.38	1.46	(0.05)	(0.34)	16.46	9.47		279	36	0.79	0.79	0.51
12/31/13		11.77	0.09	3.57	3.66	(0.04)	—	15.39	31.14	(j)	250	159	0.81	0.81	0.66
12/31/12		10.96	0.05	0.81	0.86	(0.05)	—	11.77	7.89		184	113	0.81	0.81	0.46

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from						Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Invesco Small Cap Growth Fund
Class A
12/31/16	18.86	(0.04)	2.18	2.14	—		(0.52)	20.48	11.51		1,534,205	33	1.10	1.11	(0.20)
12/31/15	20.40	(0.07)	(0.27)	(0.34)	—		(1.20)	18.86	(1.79)		1,318,791	28	1.10	1.12	(0.31)
12/31/14	19.59	(0.03)	1.59	1.56	—		(0.75)	20.40	7.99		917,464	37	1.11	1.12	(0.13)
12/31/13	14.30	(0.05)	5.71	5.66	(0.02)		(0.35)	19.59	39.69		731,601	30	1.12	1.13	(0.30)
12/31/12	12.55	0.04	2.17	2.21	—		(0.46)	14.30	17.68		394,626	39	1.15	1.15	0.26

Class B
12/31/16	19.43	0.00	2.25	2.25	—		(0.52)	21.16	11.74		802	33	0.90	0.91	(0.01)
12/31/15	20.94	(0.03)	(0.28)	(0.31)	—		(1.20)	19.43	(1.60)		760	28	0.90	0.92	(0.13)
12/31/14	20.05	0.02	1.62	1.64	—		(0.75)	20.94	8.21		713	37	0.91	0.92	0.08
12/31/13	14.62	(0.02)	5.83	5.81	(0.03)		(0.35)	20.05	39.88		634	30	0.92	0.93	(0.10)
12/31/12	12.79	0.05	2.24	2.29	—		(0.46)	14.62	17.97		463	39	0.95	0.95	0.35

JNL/JPMorgan MidCap Growth Fund
Class A
12/31/16	29.43	(0.02)	0.13	0.11	—		(2.46)	27.08	0.52		1,561,280	44	0.93	0.93	(0.09)
12/31/15	31.95	(0.08)	1.06	0.98	—		(3.50)	29.43	3.01		1,719,810	60	0.93	0.93	(0.23)
12/31/14	31.06	(0.12)	3.60	3.48	—		(2.59)	31.95	11.19		1,357,985	67	0.94	0.94	(0.36)
12/31/13	21.90	0.01	9.19	9.20	(0.04)		—	31.06	42.03		1,288,083	71	0.96	0.96	0.03
12/31/12	18.84	0.07	2.99	3.06	—		—	21.90	16.24		555,997	89	0.97	0.97	0.31

Class B
12/31/16	29.94	0.03	0.14	0.17	—		(2.46)	27.65	0.71		228	44	0.73	0.73	0.11
12/31/15	32.38	(0.01)	1.07	1.06	—		(3.50)	29.94	3.22		310	60	0.73	0.73	(0.04)
12/31/14	31.39	(0.05)	3.63	3.58	—		(2.59)	32.38	11.40		248	67	0.74	0.74	(0.16)
12/31/13	22.11	0.06	9.29	9.35	(0.07)		—	31.39	42.31		305	71	0.76	0.76	0.22
12/31/12	18.98	0.11	3.02	3.13	—		—	22.11	16.49		227	89	0.77	0.77	0.53

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/16	13.16	0.28	(0.08)	0.20	(0.25)		—	13.11	1.45		1,496,044	18	0.68	0.68	2.04
12/31/15	13.39	0.27	(0.21)	0.06	(0.29)		—	13.16	0.46		1,426,114	9	0.69	0.69	1.97
12/31/14	13.11	0.31	0.40	0.71	(0.43)		—	13.39	5.40		1,252,524	15	0.69	0.69	2.32
12/31/13	14.09	0.34	(0.83)	(0.49)	(0.49)		—	13.11	(3.51)	(j)	1,168,654	1	0.69	0.69	2.44
12/31/12	13.90	0.37	0.14	0.51	(0.32)		—	14.09	3.64		1,661,614	9	0.68	0.68	2.63

Class B
12/31/16	13.80	0.32	(0.09)	0.23	(0.27)		—	13.76	1.62		790	18	0.48	0.48	2.24
12/31/15	14.02	0.31	(0.22)	0.09	(0.31)		—	13.80	0.67		1,000	9	0.49	0.49	2.16
12/31/14	13.71	0.35	0.42	0.77	(0.46)		—	14.02	5.61		621	15	0.49	0.49	2.49
12/31/13	14.72	0.38	(0.87)	(0.49)	(0.52)		—	13.71	(3.33)	(j)	604	1	0.49	0.49	2.65
12/31/12	14.50	0.42	0.14	0.56	(0.34)		—	14.72	3.83		1,005	9	0.48	0.48	2.84

JNL/Lazard Emerging Markets Fund
Class A
12/31/16	7.72	0.12	1.38	1.50	(0.20)		—	9.02	19.28	(j)	876,859	32	1.22	1.24	1.39
12/31/15	9.97	0.16	(2.02)	(1.86)	(0.29)		(0.10)	7.72	(18.69)		832,464	16	1.22	1.23	1.68
12/31/14	10.97	0.22	(0.78)	(0.56)	(0.19)		(0.25)	9.97	(5.26)		1,333,382	17	1.21	1.22	1.94
12/31/13	11.47	0.18	(0.31)	(0.13)	(0.17)		(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/12	9.83	0.19	1.96	2.15	(0.23)		(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76

Class B
12/31/16	7.75	0.14	1.38	1.52	(0.22)		—	9.05	19.50	(j)	488	32	1.02	1.04	1.59
12/31/15	10.03	0.17	(2.03)	(1.86)	(0.32)		(0.10)	7.75	(18.59)		418	16	1.02	1.03	1.83
12/31/14	11.03	0.24	(0.78)	(0.54)	(0.21)		(0.25)	10.03	(5.02)		541	17	1.01	1.02	2.12
12/31/13	11.52	0.21	(0.31)	(0.10)	(0.19)		(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/12	9.87	0.22	1.97	2.19	(0.26)		(0.28)	11.52	22.46		759	31	1.02	1.02	2.01

JNL/Mellon Capital Emerging Markets Index Fund
Class A
12/31/16	8.06	0.15	0.67	0.82	(0.15)		—	8.73	10.09		958,527	11	0.75	0.76	1.70
12/31/15	9.68	0.18	(1.66)	(1.48)	(0.14)		—	8.06	(15.29)		712,637	28	0.75	0.75	1.87
12/31/14	10.16	0.19	(0.56)	(0.37)	(0.11)		—	9.68	(3.69)		805,897	24	0.76	0.76	1.86
12/31/13	10.67	0.16	(0.60)	(0.44)	(0.07)		—	10.16	(4.16)		720,551	69	0.79	0.79	1.58
12/31/12	9.08	0.17	1.42	1.59	(0.00)	(i)	—	10.67	17.56		402,390	102	0.79	0.79	1.75

Class B
12/31/16	8.09	0.16	0.68	0.84	(0.17)		—	8.76	10.25		57	11	0.55	0.56	1.78
12/31/15	9.72	0.20	(1.67)	(1.47)	(0.16)		—	8.09	(15.18)		30	28	0.55	0.55	2.03
12/31/14	10.20	0.20	(0.56)	(0.36)	(0.12)		—	9.72	(3.54)		84	24	0.56	0.56	1.98
12/31/13	10.69	0.17	(0.59)	(0.42)	(0.07)		—	10.20	(3.89)		151	69	0.59	0.59	1.69
12/31/12	9.08	0.19	1.43	1.62	(0.01)		—	10.69	17.80		142	102	0.59	0.59	1.95

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from						Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital European 30 Fund
Class A
12/31/16	11.85	0.37	(0.59)	(0.22)	(0.37)		—	11.26	(1.84)		350,097	81	0.65	0.65	3.26
12/31/15	12.57	0.34	(0.57)	(0.23)	(0.21)		(0.28)	11.85	(1.95)		465,106	51	0.68	0.68	2.65
12/31/14	13.16	0.42	(0.86)	(0.44)	(0.15)		—	12.57	(3.40)		259,340	61	0.71	0.71	3.09
12/31/13	10.16	0.34	2.76	3.10	(0.10)		—	13.16	30.61		139,057	55	0.75	0.75	2.90
12/31/12	9.84	0.39	0.45	0.84	(0.36)		(0.16)	10.16	8.64		30,128	72	0.77	0.77	3.93

Class B
12/31/16	11.95	0.38	(0.57)	(0.19)	(0.40)		—	11.36	(1.60)		23	81	0.45	0.45	3.26
12/31/15	12.67	0.39	(0.61)	(0.22)	(0.22)		(0.28)	11.95	(1.82)		20	51	0.48	0.48	3.03
12/31/14	13.25	0.47	(0.90)	(0.43)	(0.15)		—	12.67	(3.26)		178	61	0.51	0.51	3.46
12/31/13	10.21	0.43	2.72	3.15	(0.11)		—	13.25	30.91		182	55	0.55	0.55	3.71
12/31/12	9.88	0.44	0.42	0.86	(0.37)		(0.16)	10.21	8.89		136	72	0.57	0.57	4.35

JNL/Mellon Capital Pacific Rim 30 Fund
Class A
12/31/16	13.59	0.36	0.91	1.27	(0.28)		(0.58)	14.00	9.60		225,001	96	0.66	0.66	2.67
12/31/15	13.67	0.28	0.40	0.68	(0.29)		(0.47)	13.59	4.97		236,909	145	0.70	0.70	1.94
12/31/14	13.90	0.41	0.05	0.46	(0.35)		(0.34)	13.67	3.21		172,925	99	0.72	0.72	2.79
12/31/13	12.78	0.38	1.23	1.61	(0.49)		—	13.90	12.66		153,713	100	0.73	0.73	2.71
12/31/12	11.88	0.45	0.97	1.42	(0.23)		(0.29)	12.78	12.02		100,248	118	0.75	0.75	3.61

Class B
12/31/16	13.71	0.40	0.91	1.31	(0.31)		(0.58)	14.13	9.82		77	96	0.46	0.46	2.89
12/31/15	13.78	0.33	0.38	0.71	(0.31)		(0.47)	13.71	5.16		69	145	0.50	0.50	2.27
12/31/14	14.00	0.44	0.05	0.49	(0.37)		(0.34)	13.78	3.42		250	99	0.52	0.52	2.97
12/31/13	12.85	0.42	1.24	1.66	(0.51)		—	14.00	12.87		235	100	0.53	0.53	2.98
12/31/12	11.93	0.48	0.98	1.46	(0.25)		(0.29)	12.85	12.34		247	118	0.55	0.55	3.82

JNL/Mellon Capital S&P 500 Index Fund
Class A
12/31/16	16.79	0.29	1.62	1.91	(0.02)		(0.03)	18.65	11.37		6,405,019	5	0.54	0.55	1.67
12/31/15	17.11	0.27	(0.12)	0.15	(0.24)		(0.23)	16.79	0.87		5,384,191	5	0.55	0.56	1.57
12/31/14	15.32	0.24	1.77	2.01	(0.20)		(0.02)	17.11	13.07		4,131,640	2	0.55	0.56	1.47
12/31/13	11.82	0.21	3.53	3.74	(0.17)		(0.07)	15.32	31.64		3,067,267	2	0.56	0.57	1.51
12/31/12	10.48	0.20	1.41	1.61	(0.18)		(0.09)	11.82	15.37		1,586,913	5	0.58	0.58	1.74

Class B
12/31/16	17.12	0.33	1.65	1.98	(0.02)		(0.03)	19.05	11.56		5,184	5	0.34	0.35	1.86
12/31/15	17.47	0.30	(0.15)	0.15	(0.27)		(0.23)	17.12	0.86		4,671	5	0.36	0.37	1.72
12/31/14	15.63	0.27	1.81	2.08	(0.22)		(0.02)	17.47	13.30		39,667	2	0.35	0.36	1.67
12/31/13	12.05	0.24	3.60	3.84	(0.19)		(0.07)	15.63	31.89		27,825	2	0.36	0.37	1.71
12/31/12	10.68	0.23	1.43	1.66	(0.20)		(0.09)	12.05	15.56		17,633	5	0.38	0.38	1.92

JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
12/31/16	17.01	0.22	3.19	3.41	(0.03)		(0.09)	20.30	20.12		2,625,491	33	0.57	0.57	1.23
12/31/15	19.00	0.21	(0.72)	(0.51)	(0.17)		(1.31)	17.01	(2.69)		2,122,780	23	0.57	0.57	1.08
12/31/14	18.56	0.18	1.55	1.73	(0.18)		(1.11)	19.00	9.23		1,878,431	16	0.57	0.57	0.91
12/31/13	14.46	0.16	4.60	4.76	(0.13)		(0.53)	18.56	32.99	(j)	1,638,827	11	0.58	0.58	0.93
12/31/12	12.80	0.16	2.05	2.21	(0.15)		(0.40)	14.46	17.24		977,712	8	0.59	0.59	1.11

Class B
12/31/16	17.27	0.26	3.24	3.50	(0.04)		(0.09)	20.64	20.34		1,722	33	0.37	0.37	1.43
12/31/15	19.32	0.23	(0.77)	(0.54)	(0.20)		(1.31)	17.27	(2.77)		1,410	23	0.38	0.38	1.16
12/31/14	18.84	0.22	1.58	1.80	(0.21)		(1.11)	19.32	9.50		16,813	16	0.37	0.37	1.12
12/31/13	14.67	0.19	4.67	4.86	(0.16)		(0.53)	18.84	33.19	(j)	13,326	11	0.38	0.38	1.12
12/31/12	12.98	0.18	2.09	2.27	(0.18)		(0.40)	14.67	17.50		7,800	8	0.39	0.39	1.27

JNL/Mellon Capital Small Cap Index Fund
Class A
12/31/16	14.70	0.16	3.63	3.79	(0.08)		(0.01)	18.40	25.87		2,319,235	22	0.57	0.57	1.01
12/31/15	17.46	0.19	(0.98)	(0.79)	(0.11)		(1.86)	14.70	(4.56)		1,733,948	81	0.56	0.56	1.06
12/31/14	16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65		1,895,881	18	0.55	0.55	1.03
12/31/13	12.82	0.16	4.76	4.92	(0.15)	(n)	(0.74)	16.85	38.44	(j)	1,829,922	18	0.56	0.56	1.04
12/31/12	11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89		1,064,003	17	0.58	0.58	1.76

Class B
12/31/16	14.92	0.19	3.69	3.88	(0.09)		(0.01)	18.70	26.13		1,690	22	0.37	0.37	1.21
12/31/15	17.68	0.23	(1.00)	(0.77)	(0.13)		(1.86)	14.92	(4.39)		1,283	81	0.36	0.36	1.26
12/31/14	17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85		21,920	18	0.35	0.35	1.24
12/31/13	12.97	0.19	4.81	5.00	(0.17)	(n)	(0.74)	17.06	38.64	(j)	19,630	18	0.36	0.36	1.23
12/31/12	11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15		11,377	17	0.38	0.38	1.87

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from							Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Mellon Capital International Index Fund
Class A
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)		—		12.82	0.80		2,257,948	7		0.63		0.63		2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)		—		12.75	(1.09)		2,322,277	6		0.62		0.62		2.46
12/31/14		14.51	0.46	(1.34)	(0.88)	(0.44)		—		13.19	(6.08)		2,190,126	6		0.62		0.62		3.15
12/31/13		12.22	0.33	2.28	2.61	(0.32)		—		14.51	21.43		2,303,582	1		0.63		0.63		2.48
12/31/12		10.62	0.33	1.58	1.91	(0.31)		—		12.22	18.02		1,734,284	2		0.65		0.65		2.93

Class B
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)		—		13.30	0.94		1,515	7		0.43		0.43		2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)		—		13.21	(1.00)		1,545	6		0.42		0.42		3.02
12/31/14		15.01	0.49	(1.36)	(0.87)	(0.47)		—		13.67	(5.82)		35,282	6		0.42		0.42		3.29
12/31/13		12.63	0.37	2.36	2.73	(0.35)		—		15.01	21.64		32,612	1		0.43		0.43		2.69
12/31/12		10.96	0.38	1.62	2.00	(0.33)		—		12.63	18.28		23,298	2		0.45		0.45		3.21

JNL/Mellon Capital Bond Index Fund
Class A
12/31/16		11.50	0.21	0.01	0.22	(0.09)		—		11.63	1.92		1,136,243	77	(o)	0.57		0.57		1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)		(0.03)		11.50	(0.12)		1,050,126	80	(o)	0.58		0.58		1.85
12/31/14		11.62	0.24	0.41	0.65	(0.37)		(0.12)		11.78	5.61		892,848	78	(o)	0.57		0.57		1.97
12/31/13		12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)		11.62	(2.73)		1,543,416	69	(o)	0.56		0.56		1.66
12/31/12		12.11	0.24	0.19	0.43	(0.27)		(0.05)		12.22	3.61		1,826,770	63	(o)	0.56		0.56		1.98

Class B
12/31/16		11.88	0.24	0.01	0.25	(0.10)		—		12.03	2.10		1,407	77	(o)	0.37		0.37		1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)		(0.03)		11.88	0.15		1,369	80	(o)	0.38		0.38		2.06
12/31/14		11.99	0.27	0.42	0.69	(0.41)		(0.12)		12.15	5.75		5,477	78	(o)	0.37		0.37		2.18
12/31/13		12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)		11.99	(2.60)		4,558	69	(o)	0.36		0.36		1.87
12/31/12		12.48	0.28	0.20	0.48	(0.30)		(0.05)		12.61	3.85		4,559	63	(o)	0.36		0.36		2.18

JNL/Mellon Capital Utilities Sector Fund
Class A
12/31/16		10.99	0.34	1.50	1.84	(0.23)		(0.19)		12.41	16.81		76,323	25		0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)		(0.06)		10.99	(5.41)		43,462	34		0.70		0.70		2.92
12/31/14		9.39	0.31	2.15	2.46	(0.00)	(i)	—		11.85	26.20		46,617	14		0.71		0.71		2.87
12/31/13	*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00)	(i)	9.39	(3.98)		3,246	77		0.73		0.73		3.41

JNL/Morgan Stanley Mid Cap Growth Fund
Class A
12/31/16		11.86	(0.00)	(0.95)	(0.95)	—		—		10.91	(8.01)		111,109	35		1.08		1.10		(0.01)
12/31/15		12.95	(0.09)	(0.48)	(0.57)	—		(0.52)		11.86	(4.32)		236,038	24		1.10		1.10		(0.66)
12/31/14		13.13	(0.06)	0.01	(0.05)	—		(0.13)		12.95	(0.40)		214,231	75		1.10		1.10		(0.49)
12/31/13		9.55	(0.06)	3.66	3.60	—		(0.02)		13.13	37.73		209,418	41		1.10		1.10		(0.48)
12/31/12	*	10.00	0.04	(0.45)	(0.41)	(0.04)	(p)	—		9.55	(4.13)		17,008	28		1.11		1.11		0.59

Class B
12/31/16		11.94	0.03	(0.96)	(0.93)	—		—		11.01	(7.79)		13	35		0.88		0.90		0.29
12/31/15		13.01	(0.06)	(0.49)	(0.55)	—		(0.52)		11.94	(4.15)		14	24		0.90		0.90		(0.47)
12/31/14		13.16	(0.04)	0.02	(0.02)	—		(0.13)		13.01	(0.17)		136	75		0.90		0.90		(0.28)
12/31/13		9.55	(0.01)	3.64	3.63	—		(0.02)		13.16	38.04		133	41		0.90		0.90		(0.12)
12/31/12	*	10.00	0.05	(0.45)	(0.40)	(0.05)	(p)	—		9.55	(4.05)		96	28		0.91		0.91		0.86

JNL Multi-Manager Alternative Fund
Class A
12/31/16		9.57	0.01	0.14	0.15	(0.03)		(0.06)		9.63	1.60		802,534	278		2.07	(h)	2.49	(h)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—		—		9.57	(4.30)		707,434	178		2.10	(h)	2.51	(h)	0.07

JNL Multi-Manager Mid Cap Fund
Class A
12/31/16	*	10.00	0.01	0.66	0.67	—		—		10.67	6.70		807,473	13		1.09		1.09		0.23

JNL Multi-Manager Small Cap Growth Fund
Class A
12/31/16		22.26	(0.04)	1.15	1.11	—		(3.03)		20.34	5.75		1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—		(3.82)		22.26	(4.68)		1,260,834	137		0.98		0.98		(0.49)
12/31/14		29.09	(0.08)	0.85	0.77	—		(2.59)		27.27	2.80		1,361,883	46		0.97		0.97		(0.27)
12/31/13		22.77	(0.07)	6.99	6.92	(0.02)		(0.58)		29.09	30.47	(j)	1,637,979	71		0.97		0.97		(0.28)
12/31/12		20.16	0.02	2.76	2.78	—		(0.17)		22.77	13.83		1,272,126	51		0.98		0.98		0.07

Class B
12/31/16		23.06	0.00	1.20	1.20	—		(3.03)		21.23	5.95		867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—		(3.82)		23.06	(4.47)		894	137		0.78		0.78		(0.28)
12/31/14		29.78	(0.02)	0.88	0.86	—		(2.59)		28.05	3.04		1,188	46		0.77		0.77		(0.07)
12/31/13		23.29	(0.02)	7.15	7.13	(0.06)		(0.58)		29.78	30.69	(j)	1,159	71		0.77		0.77		(0.08)
12/31/12		20.57	0.05	2.84	2.89	—		(0.17)		23.29	14.09		912	51		0.78		0.78		0.23

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL Multi-Manager Small Cap Value Fund
Class A
12/31/16		12.86	0.09	2.80	2.89	(0.09)		(1.10)		14.56	23.78	1,231,425	84		1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)		(0.88)		12.86	(9.44)	1,020,575	138		1.08		1.08		0.61
12/31/14		16.61	0.06	(0.04)	0.02	(0.06)		(1.38)		15.19	0.15	1,147,989	20		1.08		1.08		0.34
12/31/13		12.53	0.06	4.24	4.30	(0.12)		(0.10)		16.61	34.38	1,031,865	25		1.08		1.08		0.39
12/31/12		10.69	0.15	1.73	1.88	(0.03)		(0.01)		12.53	17.62	919,607	8		1.10		1.10		1.28

Class B
12/31/16		12.86	0.11	2.81	2.92	(0.10)		(1.10)		14.58	24.02	521	84		0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)		(0.88)		12.86	(9.26)	417	138		0.88		0.88		0.82
12/31/14		16.60	0.09	(0.03)	0.06	(0.09)		(1.38)		15.19	0.36	511	20		0.88		0.88		0.52
12/31/13		12.51	0.09	4.24	4.33	(0.14)		(0.10)		16.60	34.67	556	25		0.88		0.88		0.60
12/31/12		10.66	0.16	1.74	1.90	(0.04)		(0.01)		12.51	17.87	459	8		0.90		0.90		1.40

JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/16		10.45	0.31	0.30	0.61	(0.34)		(0.04)		10.68	5.81	590,043	103	(q)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)		(0.17)		10.45	(1.14)	761,507	80	(q)	0.94		0.94		2.92
12/31/14		10.50	0.29	0.22	0.51	(0.08)		(0.04)		10.89	4.90	667,837	107	(q)	0.95		0.95		2.68
12/31/13		10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(q)	0.95		0.95		2.24
12/31/12	*	10.00	0.13	0.41	0.54	—		—		10.54	5.40	80,917	76	(q)	0.95		0.95		1.93

Class B
12/31/16		10.52	0.34	0.29	0.63	(0.37)		(0.04)		10.74	5.93	19	103	(q)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)		(0.17)		10.52	(0.81)	36	80	(q)	0.74		0.74		3.09
12/31/14		10.53	0.31	0.23	0.54	(0.09)		(0.04)		10.94	5.14	145	107	(q)	0.75		0.75		2.88
12/31/13		10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(q)	0.75		0.75		2.43
12/31/12	*	10.00	0.14	0.41	0.55	—		—		10.55	5.50	121	76	(q)	0.75		0.75		2.09

JNL/Oppenheimer Emerging Markets Innovator Fund
Class A
12/31/16		8.49	0.02	(0.06)	(0.04)	—		—		8.45	(0.47)	292,781	23		1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—		—		8.49	(15.10)	129,094	39		1.46		1.46		0.08

JNL/Oppenheimer Global Growth Fund
Class A
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)		(0.42)		13.74	0.10	1,809,162	19		0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)		(0.38)		14.23	3.80	1,532,163	17		0.97		0.97		0.75
12/31/14		14.26	0.16	0.12	0.28	(0.08)		(0.27)		14.19	1.91	1,233,220	20		0.99		0.99		1.11
12/31/13		11.40	0.11	2.87	2.98	(0.12)		(0.00)	(i)	14.26	26.24	987,372	15		0.99		0.99		0.88
12/31/12		9.55	0.14	1.82	1.96	(0.11)		—		11.40	20.54	636,096	34		1.01		1.01		1.33

Class B
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)		(0.42)		13.97	0.40	1,456	19		0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)		(0.38)		14.44	3.97	1,018	17		0.77		0.77		0.97
12/31/14		14.45	0.19	0.12	0.31	(0.10)		(0.27)		14.39	2.08	1,019	20		0.79		0.79		1.30
12/31/13		11.54	0.14	2.91	3.05	(0.14)		(0.00)	(i)	14.45	26.52	1,030	15		0.79		0.79		1.12
12/31/12		9.66	0.16	1.85	2.01	(0.13)		—		11.54	20.82	839	34		0.81		0.81		1.49

JNL/PIMCO Real Return Fund
Class A
12/31/16		9.74	0.17	0.35	0.52	(0.61)	(x)	—		9.65	5.17	1,750,231	118		1.05	(h)	1.05	(h)	1.70
12/31/15		10.46	0.05	(0.37)	(0.32)	(0.40)		—		9.74	(3.10)	1,571,160	29		0.94	(h)	0.94	(h)	0.47
12/31/14		10.20	0.15	0.19	0.34	(0.08)		—		10.46	3.29	1,950,838	34		0.86	(h)	0.86	(h)	1.37
12/31/13		12.89	0.07	(1.24)	(1.17)	(0.17)		(1.35)		10.20	(9.13)	1,820,680	86		0.86	(h)	0.86	(h)	0.61
12/31/12		12.83	0.13	0.96	1.09	(0.25)		(0.78)		12.89	8.43	3,083,176	85		0.85	(h)	0.85	(h)	0.98

Class B
12/31/16		9.82	0.20	0.36	0.56	(0.63)	(x)	—		9.75	5.56	744	118		0.85	(h)	0.85	(h)	1.92
12/31/15		10.56	0.08	(0.40)	(0.32)	(0.42)		—		9.82	(3.03)	693	29		0.74	(h)	0.74	(h)	0.80
12/31/14		10.30	0.17	0.19	0.36	(0.10)		—		10.56	3.52	757	34		0.66	(h)	0.66	(h)	1.61
12/31/13		13.01	0.10	(1.25)	(1.15)	(0.21)		(1.35)		10.30	(8.88)	768	86		0.66	(h)	0.66	(h)	0.84
12/31/12		12.93	0.16	0.97	1.13	(0.27)		(0.78)		13.01	8.67	952	85		0.65	(h)	0.65	(h)	1.20

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations						Distributions from							Supplemental data					Ratios(a)
Period ended	Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/PIMCO Total Return Bond Fund
Class A
12/31/16	12.04		0.33		0.00		0.33		(0.05)		(0.01)		12.31		2.72	3,733,713	475		0.82	(h)	0.84	(h)	2.63
12/31/15	12.61		0.30		(0.25)		0.05		(0.38)		(0.24)		12.04		0.41	4,316,143	439	(w)	0.79	(h)	0.80	(h)	2.35
12/31/14	12.61		0.16		0.34		0.50		(0.45)		(0.05)		12.61		3.98	4,541,679	265		0.80	(h)	0.80	(h)	1.27
12/31/13	13.06		0.14		(0.41)		(0.27)		(0.16)		(0.02)		12.61		(2.08)	5,138,711	421		0.80	(h)	0.80	(h)	1.05
12/31/12	12.57		0.24		0.76		1.00		(0.25)		(0.26)		13.06		8.00	5,788,043	448		0.80	(h)	0.80	(h)	1.79

Class B
12/31/16	12.93		0.38		0.00		0.38		(0.05)		(0.01)		13.25		2.96	17,283	475		0.62	(h)	0.64	(h)	2.86
12/31/15	13.50		0.35		(0.27)		0.08		(0.41)		(0.24)		12.93		0.56	17,787	439	(w)	0.59	(h)	0.60	(h)	2.55
12/31/14	13.46		0.20		0.37		0.57		(0.48)		(0.05)		13.50		4.27	18,000	265		0.60	(h)	0.60	(h)	1.47
12/31/13	13.93		0.17		(0.43)		(0.26)		(0.19)		(0.02)		13.46		(1.92)	19,989	421		0.60	(h)	0.60	(h)	1.26
12/31/12	13.37		0.28		0.81		1.09		(0.27)		(0.26)		13.93		8.21	24,851	448		0.60	(h)	0.60	(h)	2.00

JNL/PPM America Floating Rate Income Fund
Class A
12/31/16	10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50		0.99		0.99		3.73
12/31/15	10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37		0.98		0.98		3.60
12/31/14	10.91		0.38		(0.36)		0.02		(0.26)		(0.02)		10.65		0.12	1,611,668	97		0.98		0.98		3.44
12/31/13	10.60		0.40		0.07		0.47		(0.16)		—		10.91		4.41	1,543,108	62		0.98		0.98		3.71
12/31/12	10.07		0.44		0.35		0.79		(0.26)		—		10.60		7.82	659,373	55		1.00		1.00		4.17

JNL/PPM America High Yield Bond Fund
Class A
12/31/16	11.51	(l)	0.73	(l)	1.24	(l)	1.97	(l)	(0.02)		—		13.46		17.23	2,361,300	96		0.74		0.74		5.90
12/31/15	13.31	(l)	0.80	(l)	(1.74)	(l)	(0.94)	(l)	(0.83)	(l)	(0.03)	(l)	11.51	(l)	(7.05)	2,360,906	76		0.74		0.74		5.98
12/31/14	14.37	(l)	0.83	(l)	(0.81)	(l)	0.02	(l)	(0.86)	(l)	(0.22)	(l)	13.31	(l)	0.13	2,729,886	64		0.74		0.74		5.58
12/31/13	14.42	(l)	0.92	(l)	0.27	(l)	1.19	(l)	(0.91)	(l)	(0.33)	(l)	14.37	(l)	8.20	2,573,016	94		0.74		0.74		6.17
12/31/12	13.02	(l)	0.97	(l)	1.21	(l)	2.18	(l)	(0.78)	(l)	—		14.42	(l)	16.75	2,193,974	73		0.74		0.74		6.87

Class B
12/31/16	13.22	(l)	0.87	(l)	1.42	(l)	2.29	(l)	(0.02)		—		15.49		17.34	12,207	96		0.54		0.54		6.08
12/31/15	15.15	(l)	0.94	(l)	(1.98)	(l)	(1.04)	(l)	(0.86)	(l)	(0.03)	(l)	13.22	(l)	(6.92)	10,275	76		0.54		0.54		6.18
12/31/14	16.21	(l)	0.97	(l)	(0.92)	(l)	0.05	(l)	(0.89)	(l)	(0.22)	(l)	15.15	(l)	0.44	11,965	64		0.54		0.54		5.78
12/31/13	16.11	(l)	1.07	(l)	0.30	(l)	1.37	(l)	(0.94)	(l)	(0.33)	(l)	16.21	(l)	8.52	12,319	94		0.54		0.54		6.39
12/31/12	14.46	(l)	1.12	(l)	1.33	(l)	2.45	(l)	(0.80)	(l)	—		16.11	(l)	16.90	11,478	73		0.54		0.54		7.10

JNL/PPM America Mid Cap Value Fund
Class A
12/31/16	12.40		0.12		3.14		3.26		(0.08)		(0.96)		14.63		27.41	744,881	37		0.98		1.05		0.88
12/31/15	15.54		0.13		(1.28)		(1.15)		(0.11)		(1.88)		12.40		(8.06)	343,812	46		1.00		1.06		0.84
12/31/14	14.93		0.11		1.44		1.55		(0.08)		(0.86)		15.54		10.45	391,525	47		1.04		1.06		0.72
12/31/13	10.64		0.09		4.28		4.37		(0.08)		—		14.93		41.08	318,545	43		1.06		1.06		0.73
12/31/12	9.78		0.11		1.47		1.58		(0.05)		(0.67)		10.64		16.43	153,777	71		1.06		1.06		0.99

Class B
12/31/16	12.46		0.15		3.16		3.31		(0.09)		(0.96)		14.72		27.69	128	37		0.78		0.85		1.10
12/31/15	15.61		0.16		(1.29)		(1.13)		(0.14)		(1.88)		12.46		(7.92)	66	46		0.80		0.86		1.02
12/31/14	14.98		0.14		1.45		1.59		(0.10)		(0.86)		15.61		10.69	268	47		0.84		0.86		0.90
12/31/13	10.67		0.12		4.28		4.40		(0.09)		—		14.98		41.31	261	43		0.86		0.86		0.91
12/31/12	9.80		0.13		1.48		1.61		(0.07)		(0.67)		10.67		16.70	162	71		0.86		0.86		1.18

JNL/PPM America Small Cap Value Fund
Class A
12/31/16	10.12		0.06		3.02		3.08		(0.01)		(0.09)		13.10		30.55	778,686	44		0.98		1.05		0.56
12/31/15	11.26		0.07		(0.46)		(0.39)		(0.06)		(0.69)		10.12		(3.49)	381,841	54		1.00		1.05		0.57
12/31/14	12.51		0.05		0.68		0.73		(0.03)		(1.95)		11.26		5.85	211,532	69		1.05		1.06		0.39
12/31/13	9.74		0.06		3.56		3.62		(0.04)		(0.81)		12.51		37.35	198,874	48		1.06		1.06		0.51
12/31/12	8.41		0.08		1.57		1.65		(0.09)		(0.23)		9.74		19.68	99,004	86		1.06		1.06		0.91

Class B
12/31/16	10.36		0.09		3.09		3.18		(0.01)		(0.09)		13.44		30.83	141	44		0.78		0.85		0.78
12/31/15	11.31		0.08		(0.26)		(0.18)		(0.08)		(0.69)		10.36		(1.48)	33	54		0.80		0.85		0.68
12/31/14	12.54		0.07		0.70		0.77		(0.05)		(1.95)		11.31		6.14	14,348	69		0.85		0.86		0.58
12/31/13	9.76		0.08		3.57		3.65		(0.06)		(0.81)		12.54		37.56	16,945	48		0.86		0.86		0.72
12/31/12	8.43		0.10		1.58		1.68		(0.12)		(0.23)		9.76		19.93	6,729	86		0.86		0.86		1.10

JNL/PPM America Total Return Fund†
Class A
12/31/16	11.43		0.30		0.36		0.66		(0.37)		—		11.72		5.68	1,134,787	100	(r)	0.80		0.80		2.56
12/31/15	11.85		0.34		(0.47)		(0.13)		(0.28)		(0.01)		11.43		(1.11)	1,044,307	88	(r)	0.79	(s)	0.79	(s)	2.84
12/31/14	11.36		0.34		0.35		0.69		(0.20)		(0.00)	(i)	11.85		6.06	1,094,721	94	(r)	0.81		0.81		2.86
12/31/13	11.83		0.33		(0.31)		0.02		(0.19)		(0.30)		11.36		0.20	595,841	102	(r)	0.80		0.80		2.84
12/31/12	10.72		0.25		0.86		1.11		(0.00)	(i)	(0.00)	(i)	11.83		10.44	487,664	229	(r)	0.80		0.80		2.15

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Value Equity Fund
Class A
12/31/16		17.63	0.33	3.44	3.77	(0.37)	—	21.03	21.62		219,160	30	0.85	0.85	1.77
12/31/15		19.31	0.32	(2.00)	(1.68)	—	—	17.63	(8.70)		162,482	26	0.86	0.86	1.72
12/31/14		17.97	0.28	1.98	2.26	(0.92)	—	19.31	12.50		212,739	33	0.85	0.85	1.47
12/31/13		12.96	0.23	4.98	5.21	(0.20)	—	17.97	40.23	(j)	179,288	31	0.86	0.86	1.45
12/31/12		11.36	0.21	1.57	1.78	(0.18)	—	12.96	15.66		118,286	39	0.86	0.86	1.63

Class B
12/31/16		17.74	0.37	3.46	3.83	(0.41)	—	21.16	21.87		92	30	0.65	0.65	1.98
12/31/15		19.38	0.36	(2.00)	(1.64)	—	—	17.74	(8.46)		72	26	0.66	0.66	1.91
12/31/14		18.05	0.32	1.99	2.31	(0.98)	—	19.38	12.74		991	33	0.65	0.65	1.69
12/31/13		13.01	0.26	5.01	5.27	(0.23)	—	18.05	40.50	(j)	550	31	0.66	0.66	1.63
12/31/12		11.40	0.23	1.59	1.82	(0.21)	—	13.01	15.92		369	39	0.66	0.66	1.83

JNL/Red Rocks Listed Private Equity Fund
Class A
12/31/16		9.64	0.15	0.57	0.72	(0.43)	(1.12)	8.81	8.22		460,117	22	1.17	1.17	1.64
12/31/15		10.91	0.23	(0.25)	(0.02)	(0.67)	(0.58)	9.64	(0.41)		641,681	27	1.17	1.17	2.06
12/31/14		12.17	0.21	(0.14)	0.07	(0.85)	(0.48)	10.91	0.62		847,960	34	1.17	1.17	1.71
12/31/13		9.33	0.20	3.64	3.84	(1.00)	—	12.17	41.66		826,147	40	1.17	1.17	1.80
12/31/12		7.25	0.15	2.04	2.19	—	(0.11)	9.33	30.26		684,236	31	1.17	1.17	1.79

Class B
12/31/16		9.73	0.18	0.58	0.76	(0.46)	(1.12)	8.90	8.50		488	22	0.97	0.97	1.88
12/31/15		11.01	0.26	(0.26)	0.00	(0.70)	(0.58)	9.73	(0.23)		435	27	0.97	0.97	2.25
12/31/14		12.26	0.24	(0.14)	0.10	(0.87)	(0.48)	11.01	0.86		515	34	0.97	0.97	1.92
12/31/13		9.40	0.22	3.66	3.88	(1.02)	—	12.26	41.79		550	40	0.97	0.97	1.96
12/31/12		7.28	0.17	2.06	2.23	—	(0.11)	9.40	30.69		430	31	0.97	0.97	2.00

JNL/S&P Competitive Advantage Fund
Class A
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70		2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19		2,697,114	81	0.66	0.66	0.98
12/31/14		16.82	0.15	1.54	1.69	(0.05)	(1.57)	16.89	10.06		2,800,241	54	0.66	0.66	0.90
12/31/13		12.54	0.09	5.27	5.36	(0.09)	(0.99)	16.82	42.94		1,720,778	68	0.67	0.67	0.59
12/31/12		10.95	0.14	1.68	1.82	(0.07)	(0.16)	12.54	16.63		824,193	58	0.69	0.69	1.17

Class B
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88		405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40		431	81	0.46	0.46	1.18
12/31/14		16.87	0.19	1.54	1.73	(0.06)	(1.57)	16.97	10.30		542	54	0.46	0.46	1.11
12/31/13		12.56	0.12	5.28	5.40	(0.10)	(0.99)	16.87	43.23		473	68	0.47	0.47	0.79
12/31/12		10.95	0.21	1.64	1.85	(0.08)	(0.16)	12.56	16.91		531	58	0.49	0.49	1.70

JNL/S&P Dividend Income & Growth Fund
Class A
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73		5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69		3,958,646	69	0.66	0.66	2.84
12/31/14		14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70		4,277,523	36	0.66	0.66	2.76
12/31/13		11.39	0.36	3.13	3.49	(0.19)	(0.45)	14.24	30.78		2,928,292	57	0.67	0.67	2.66
12/31/12		10.70	0.38	0.99	1.37	(0.18)	(0.50)	11.39	12.81		1,267,104	55	0.67	0.67	3.30

Class B
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93		1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93		1,155	69	0.46	0.46	3.03
12/31/14		14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89		1,183	36	0.46	0.46	2.96
12/31/13		11.46	0.39	3.16	3.55	(0.20)	(0.45)	14.36	31.14		1,082	57	0.47	0.47	2.85
12/31/12		10.76	0.41	0.98	1.39	(0.19)	(0.50)	11.46	12.93		447	55	0.47	0.47	3.50

JNL/S&P International 5 Fund
Class A
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28		112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)		122,919	79	0.80	0.80	2.79
12/31/14	*	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)		123,501	0	0.80	0.80	2.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/S&P Intrinsic Value Fund
Class A
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27		2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)		2,547,388	85	0.66	0.66	2.51
12/31/14		15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04		2,636,223	71	0.67	0.67	1.48
12/31/13		10.93	0.21	5.22	5.43	(0.13)	(0.64)	15.59	49.95		1,616,263	105	0.68	0.68	1.51
12/31/12		9.90	0.20	1.20	1.40	(0.11)	(0.26)	10.93	14.11		698,722	75	0.69	0.69	1.90

Class B
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47		484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)		540	85	0.46	0.46	2.54
12/31/14		15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23		778	71	0.47	0.47	1.67
12/31/13		11.05	0.24	5.28	5.52	(0.14)	(0.64)	15.79	50.26		731	105	0.48	0.48	1.69
12/31/12		10.00	0.25	1.18	1.43	(0.12)	(0.26)	11.05	14.31		421	75	0.49	0.49	2.28

JNL/S&P Mid 3 Fund
Class A
12/31/16		10.05	0.14	1.64	1.78	(0.16)	—	11.67	17.90		295,336	159	0.80	0.80	1.37
12/31/15		11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)		422,825	181	0.80	0.80	0.84
12/31/14	*	10.00	0.07	1.34	1.41	—	—	11.41	14.10		164,875	100	0.80	0.80	0.90

Class B
12/31/16		10.08	0.17	1.64	1.81	(0.20)	—	11.69	18.17		13	159	0.60	0.60	1.59
12/31/15		11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)		11	181	0.60	0.60	0.95
12/31/14	*	10.00	0.07	1.36	1.43	—	—	11.43	14.30		116	100	0.60	0.60	1.03

JNL/S&P Total Yield Fund
Class A
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62		2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)		2,094,742	86	0.67	0.67	2.04
12/31/14		14.98	0.33	2.04	2.37	(0.13)	(2.15)	15.07	15.89		1,917,060	117	0.67	0.67	2.05
12/31/13		10.36	0.23	5.10	5.33	(0.13)	(0.58)	14.98	51.68		1,167,108	121	0.68	0.68	1.74
12/31/12		8.66	0.20	1.69	1.89	(0.09)	(0.10)	10.36	21.83		518,667	74	0.70	0.70	2.03

Class B
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79		318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)		296	86	0.47	0.47	2.04
12/31/14		15.06	0.35	2.06	2.41	(0.15)	(2.15)	15.17	16.03		521	117	0.47	0.47	2.21
12/31/13		10.40	0.27	5.11	5.38	(0.14)	(0.58)	15.06	52.00		547	121	0.48	0.48	2.00
12/31/12		8.68	0.21	1.71	1.92	(0.10)	(0.10)	10.40	22.16		128	74	0.50	0.50	2.18

JNL/Scout Unconstrained Bond Fund
Class A
12/31/16		9.57	0.06	0.37	0.43	(0.07)	—	9.93	4.53		1,197,902	669	1.00	1.00	0.58
12/31/15		9.62	0.06	(0.11)	(0.05)	—	—	9.57	(0.52)		946,774	444	1.00	1.00	0.58
12/31/14	*	10.00	(0.02)	(0.36)	(0.38)	—	—	9.62	(3.80)		696,028	36	1.00	1.00	(0.32)

JNL/T. Rowe Price Established Growth Fund
Class A
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43		6,414,359	42	0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70		6,783,994	35	0.86	0.86	(0.16)
12/31/14		33.33	(0.04)	2.95	2.91	—	(3.05)	33.19	8.71		4,884,766	36	0.86	0.86	(0.12)
12/31/13		24.92	(0.05)	9.68	9.63	(0.02)	(1.20)	33.33	38.67		4,323,901	33	0.86	0.86	(0.16)
12/31/12		20.97	0.03	3.92	3.95	—	—	24.92	18.84		2,497,336	29	0.87	0.87	0.11

Class B
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62		68,135	42	0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92		74,780	35	0.66	0.66	0.04
12/31/14		33.91	0.03	3.01	3.04	—	(3.05)	33.90	8.95		63,192	36	0.66	0.66	0.08
12/31/13		25.31	0.01	9.85	9.86	(0.06)	(1.20)	33.91	38.97		58,140	33	0.66	0.66	0.04
12/31/12		21.26	0.07	3.98	4.05	—	—	25.31	19.05		42,448	29	0.67	0.67	0.29

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08		3,830,555	30	1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47		3,635,887	31	1.00	1.00	(0.25)
12/31/14		37.47	(0.14)	4.98	4.84	(0.06)	(3.38)	38.87	12.83		2,992,442	30	1.01	1.01	(0.36)
12/31/13		29.14	(0.13)	10.74	10.61	—	(2.28)	37.47	36.50	(j)	2,508,258	33	1.01	1.01	(0.39)
12/31/12		26.86	(0.04)	3.69	3.65	(0.06)	(1.31)	29.14	13.59		1,729,982	33	1.01	1.01	(0.12)

Class B
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30		68,059	30	0.80	0.80	0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67		71,922	31	0.80	0.80	(0.06)
12/31/14		38.45	(0.06)	5.12	5.06	(0.06)	(3.38)	40.07	13.07		64,631	30	0.81	0.81	(0.16)
12/31/13		29.81	(0.07)	10.99	10.92	—	(2.28)	38.45	36.72	(j)	57,214	33	0.81	0.81	(0.19)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
12/31/12		27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83	41,608	33		0.81		0.81		0.06

JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/16		9.81	0.11	0.03	0.14	(0.12)		—		9.83	1.43	1,648,572	60		0.71		0.71		1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)		—		9.81	0.32	1,830,411	47		0.71		0.71		0.81
12/31/14		9.94	0.09	(0.05)	0.04	(0.11)		—		9.87	0.43	1,780,915	41		0.71		0.71		0.90
12/31/13		10.06	0.07	(0.06)	0.01	(0.13)		—		9.94	0.10	1,657,217	59		0.70		0.70		0.72
12/31/12		9.91	0.11	0.13	0.24	(0.09)		—		10.06	2.44	2,018,886	45		0.71		0.71		1.08

Class B
12/31/16		9.90	0.13	0.04	0.17	(0.14)		—		9.93	1.73	283	60		0.51		0.51		1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)		—		9.90	0.41	297	47		0.51		0.51		0.96
12/31/14		10.03	0.11	(0.04)	0.07	(0.13)		—		9.97	0.73	1,225	41		0.51		0.51		1.11
12/31/13		10.15	0.09	(0.06)	0.03	(0.15)		—		10.03	0.28	294	59		0.50		0.50		0.91
12/31/12		9.99	0.14	0.12	0.26	(0.10)		—		10.15	2.64	206	45		0.51		0.51		1.36

JNL/T. Rowe Price Value Fund
Class A
12/31/16		15.47	0.27	1.33	1.60	(0.30)		(1.17)		15.60	10.84	4,232,209	105		0.90		0.91		1.76
12/31/15		17.24	0.20	(0.52)	(0.32)	(0.14)		(1.31)		15.47	(1.84)	3,961,778	70		0.91		0.91		1.18
12/31/14		16.13	0.19	1.94	2.13	(0.13)		(0.89)		17.24	13.24	3,565,349	49		0.91		0.91		1.13
12/31/13		12.34	0.18	4.38	4.56	(0.18)		(0.59)		16.13	37.14	2,428,256	39		0.91		0.92		1.25
12/31/12		10.47	0.20	1.82	2.02	(0.15)		—		12.34	19.33	1,565,619	62		0.92		0.93		1.76

Class B
12/31/16		16.02	0.32	1.37	1.69	(0.33)		(1.17)		16.21	11.04	988	105		0.70		0.71		1.97
12/31/15		17.79	0.24	(0.54)	(0.30)	(0.16)		(1.31)		16.02	(1.65)	892	70		0.71		0.71		1.35
12/31/14		16.61	0.23	1.99	2.22	(0.15)		(0.89)		17.79	13.41	1,330	49		0.71		0.71		1.33
12/31/13		12.68	0.22	4.50	4.72	(0.20)		(0.59)		16.61	37.42	1,210	39		0.71		0.72		1.46
12/31/12		10.75	0.23	1.87	2.10	(0.17)		—		12.68	19.58	1,008	62		0.72		0.73		1.96

JNL/Westchester Capital Event Driven Fund
Class A
12/31/16		9.50	(0.05)	0.29	0.24	(0.01)		(0.03)		9.70	2.55	359,186	251		2.09	(h)	2.09	(h)	(0.55)
12/31/15	*	10.00	0.02	(0.52)	(0.50)	—		—		9.50	(5.00)	193,074	182		1.75	(h)	1.75	(h)	0.31

JNL/WMC Balanced Fund
Class A
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(t)	0.73		0.73		1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(t)	0.73		0.73		1.61
12/31/14		21.07	0.33	1.75	2.08	(0.27)		(0.69)		22.19	9.86	4,245,398	125	(t)	0.74		0.74		1.51
12/31/13		18.15	0.31	3.18	3.49	(0.28)		(0.29)		21.07	19.33	3,345,428	205	(t)	0.74		0.74		1.53
12/31/12		16.81	0.32	1.37	1.69	(0.22)		(0.13)		18.15	10.10	2,398,046	100	(t)	0.74		0.74		1.79

Class B
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(t)	0.53		0.53		2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(t)	0.53		0.53		1.81
12/31/14		21.56	0.39	1.79	2.18	(0.30)		(0.69)		22.75	10.11	1,511	125	(t)	0.54		0.54		1.71
12/31/13		18.54	0.35	3.27	3.62	(0.31)		(0.29)		21.56	19.62	1,404	205	(t)	0.54		0.54		1.73
12/31/12		17.16	0.36	1.39	1.75	(0.24)		(0.13)		18.54	10.26	1,181	100	(t)	0.54		0.54		1.99

JNL/WMC Money Market Fund
Class A
12/31/16		1.00	(0.00)	0.00	0.00	—		(0.00)	(i)	1.00	0.00	1,591,977	N/A		0.45		0.56		(0.00)	(u)
12/31/15		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,562,631	N/A		0.25		0.56		(0.00)	(u)
12/31/14		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,286,438	N/A		0.18		0.56		(0.00)	(u)
12/31/13		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,328,987	N/A		0.19		0.57		(0.00)	(u)
12/31/12		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	1,243,885	N/A		0.25		0.57		(0.00)	(u)

Class B
12/31/16		1.00	(0.00)	0.00	0.00	—		(0.00)	(i)	1.00	0.00	8,686	N/A		0.45	(v)	0.36		(0.00)	(u)
12/31/15		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	6,653	N/A		0.25		0.36		(0.00)	(u)
12/31/14		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,285	N/A		0.18		0.36		(0.00)	(u)
12/31/13		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,755	N/A		0.19		0.37		(0.00)	(u)
12/31/12		1.00	(0.00)	0.00	0.00	(0.00)	(i)	(0.00)	(i)	1.00	0.00	7,924	N/A		0.25		0.37		(0.00)	(u)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/WMC Value Fund
Class A
12/31/16	20.56	0.36	2.37	2.73	(0.23)	(0.14)	22.92	13.42	1,682,334	15	0.78	0.78	1.68
12/31/15	24.25	0.38	(1.16)	(0.78)	(0.35)	(2.56)	20.56	(3.12)	1,623,060	19	0.78	0.78	1.57
12/31/14	23.01	0.36	2.26	2.62	(0.36)	(1.02)	24.25	11.33	1,804,121	14	0.78	0.78	1.49
12/31/13	18.54	0.35	5.39	5.74	(0.40)	(0.87)	23.01	31.05	1,717,996	23	0.78	0.78	1.63
12/31/12	16.83	0.37	2.39	2.76	(0.42)	(0.63)	18.54	16.35	1,262,528	31	0.78	0.78	2.00

Class B
12/31/16	21.03	0.41	2.43	2.84	(0.26)	(0.14)	23.47	13.66	33,188	15	0.58	0.58	1.88
12/31/15	24.74	0.44	(1.19)	(0.75)	(0.40)	(2.56)	21.03	(2.94)	30,916	19	0.58	0.58	1.77
12/31/14	23.44	0.41	2.32	2.73	(0.41)	(1.02)	24.74	11.58	32,446	14	0.58	0.58	1.69
12/31/13	18.87	0.41	5.48	5.89	(0.45)	(0.87)	23.44	31.27	27,300	23	0.58	0.58	1.84
12/31/12	17.12	0.42	2.43	2.85	(0.47)	(0.63)	18.87	16.59	19,665	31	0.58	0.58	2.20

*

Commencement of operations was as follows: JNL/AB Dynamic Asset Allocation Fund - April 28, 2014; JNL/Boston Partners Global Long Short Equity Fund - September 15, 2014; JNL/Crescent High Income Fund - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - April 25, 2016; JNL/DoubleLine Schiller Enhanced CAPE Fund - September 28, 2015; JNL/Harris Oakmark Global Equity Fund - April 27, 2015; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL Multi-Manager Alternative Fund - April 27, 2015; JNL Multi-Manager Mid Cap Fund - September 19, 2016; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/Oppenheimer Emerging Markets Innovator Fund - April 27, 2015; JNL/S&P International 5 Fund - September 15, 2014; JNL/S&P Mid 3 Fund - April 28, 2014; JNL/Scout Unconstrained Bond Fund - April 28, 2014; JNL/Westchester Capital Event Driven Fund - April 27, 2015.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.

(e)	Consolidated Financial Statements since commencement of operations.
(f)	Consolidated Financial Statements starting year ended December 31, 2013.
(g)

Consolidated Financial Statements starting August 27, 2011. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. Accordingly, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's expenses.

(h)	The net and total expense ratios to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Global Allocation Fund
Class A	1.06%	1.07%	1.07%	1.08%	N/A
Class B	0.86	0.87	0.87	0.88	N/A
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.56	1.55	1.55	N/A	N/A
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A – Net expenses / Total expenses [1]	1.18/1.19	N/A	N/A	N/A	N/A
Class B – Net expenses / Total expenses [1]	0.98/0.99	N/A	N/A	N/A	N/A
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.14	1.15	1.15	1.16%
Class B	0.95	0.94	0.95	0.95	0.96
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1]	1.74/2.16	1.74	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A	0.80	0.79	0.79	0.79	0.79
Class B	0.60	0.59	0.59	0.59	0.59
JNL/PIMCO Total Return Bond Fund
Class A – Net expenses / Total expenses	0.78/0.80	0.78	0.80	0.80	0.80
Class B – Net expenses / Total expenses	0.58/0.60	0.58	0.60	0.60	0.60
JNL/Westchester Capital Event Driven Fund
Class A	1.46	1.45	N/A	N/A	N/A
[1] Effective September 19, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund and JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Financial Highlights

For a Share Outstanding

(i)	Amount represents less than $0.005.
(j)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/BlackRock Natural Resources Fund - 26.42% and 26.72%; JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%; JNL/Causeway International Value Select Fund - 21.33% and 21.52%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL Multi-Manager Small Cap Growth Fund - 30.43% and 30.65%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T. Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(k)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 86%, 100%, 105%, 112% and 79% in 2012, 2013, 2014, 2015 and 2016, respectively.
(l)

On May 6, 2016, the Fund effected a reverse share split as described in Note 10 in the Notes to the Financial Statements. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(m)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 1,111%, 748%, 426%, 505% and 571% in 2012, 2013, 2014, 2015 and 2016, respectively.
(n)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(o)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 89%, 156%, 143%, 120% and 128% in 2012, 2013, 2014, 2015 and 2016, respectively.
(p)

Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(q)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380%, 382%, 363% and 359% in 2012, 2013, 2014, 2015 and 2016, respectively.
(r)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 328%, 168%, 125%, 121% and 146% for 2012, 2013, 2014, 2015 and 2016, respectively.
(s)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(t)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 223%, 283%, 223%, 198% and 102% in 2012, 2013, 2014, 2015 and 2016, respectively.
(u)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2012, 2013, 2014, 2015 and 2016 was (0.32)%, (0.38)%, (0.39)%, (0.32)%, and (0.11%), respectively for Class A and (0.12)%, (0.18)%, (0.19)%, (0.12)% and 0.09%, respectively for Class B shares.

(v)	Includes payments for recovery of contractual expense waivers.
(w)

Portfolio turnover for JNL/PIMCO Total Return Bond Fund in 2015 was updated to include the impact of U.S. Government-related securities transactions. These were previously excluded from the portfolio turnover calculation in 2015.

(x)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class B shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at December 31, 2016 consisted of one-hundred (100) separate funds. Information in these financial statements pertains to seventy-three (73) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies (“RIC”) to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund’s Sub-Advisers are:

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL/AB Dynamic Asset Allocation Fund	AllianceBernstein L.P.
JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/BlackRock Natural Resources Fund	BlackRock Investment Management, LLC
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Brookfield Global Infrastructure and MLP Fund	Brookfield Investment Management Inc.
JNL/Capital Guardian Global Balanced Fund	Capital Guardian Trust Company
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/Crescent High Income Fund	Crescent Capital Group LP
JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Emerging Markets Fixed Income Fund and JNL/DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP
JNL/FPA + DoubleLine Flexible Allocation Fund	First Pacific Advisors, LLC DoubleLine Capital LP Ivy Investment Management Company
JNL/Franklin Templeton Global Growth Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton International Small Cap Growth Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Invesco China-India Fund	Invesco Hong Kong Limited
JNL/Invesco Global Real Estate Fund (Invesco Asset Management Limited), JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc. Invesco Asset Management Limited (Sub-Sub-Adviser)
JNL/JPMorgan MidCap Growth Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Utilities Sector Fund

Mellon Capital Management Corporation
JNL/Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Investment Management Inc.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Fund: (Sub-Sub-Advisers are identified in parenthesis)	Sub-Adviser(s)/Sub-Sub-Adviser:
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP

BlueBay Asset Management USA (Sub-Sub-Adviser)

First Pacific Advisors, LLC

Invesco Advisors, Inc.

Lazard Asset Management, LLC

Westchester Capital Management, LLC

Western Asset Management Company

JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Sycamore Capital
JNL Multi-Manager Small Cap Growth Fund	Chicago Equity Partners, LLC Granahan Investment Management, Inc. LMCG Investments, LLC Victory RS Investments
JNL Multi-Manager Small Cap Value Fund	Century Capital Management, LLC Chicago Equity Partners, LLC Cooke & Bieler L.P. Cortina Asset Management, LLC
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund

PPM America, Inc.*
JNL/Red Rocks Listed Private Equity Fund	Red Rocks Capital LLC

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)

Standard & Poor’s Investment Advisory Services LLC Mellon Capital Management Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Natural Resources Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco China-India Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund and JNL/Westchester Capital Event Driven Fund.

Each Fund, except JNL/AB Dynamic Asset Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/Scout Unconstrained Bond Fund and JNL/Westchester Capital Event Driven Fund offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of the smaller class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL/Crescent High Income Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund commenced operations on April 25, 2016. On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust and was advised by JNAM. JNL Multi-Manager Mid Cap Fund commenced operations on September 19, 2016.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Effective April 25, 2016, the Sub-Adviser for JNL/Eastspring Investments China-India Fund was changed from Eastspring Investments (Singapore) Limited to Invesco Hong Kong Limited. At that time, the name of the Fund was changed to JNL/Invesco China-India Fund. One of the Sub-Advisers for JNL Multi-Manager Alternative Fund was changed from Visium Asset Management, LP to Westchester Capital Management, LLC and Babson Capital Management LLC was removed as a Sub-Adviser for this Fund. DoubleLine Capital LP and First Pacific Advisors, LLC were added as Sub-Advisers for JNL/Ivy Asset Strategy Fund. Ivy Investment Management Company remained as a Sub-Adviser with respect to certain private investments held by the Fund. At that time, the name of the Fund was changed to JNL/FPA + DoubleLine Flexible Allocation Fund.

Effective July 11, 2016, Chicago Equity Partners, LLC was added as an additional Sub-Adviser for JNL Multi-Manager Small Cap Growth Fund.

Effective July 29, 2016, one of the Sub-Advisers for the JNL Multi-Manager Small Cap Growth Fund changed its name from RS Investment Management Co. LLC to Victory Capital Management Inc.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy and procedures, the Trust's Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current year’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on unaffiliated investments and net change in unrealized appreciation (depreciation) on unaffiliated investments, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries. JNL/Ivy Asset Strategy Fund Ltd. was a wholly owned Cayman Islands domiciled subsidiary of JNL/Ivy Asset Strategy Fund and in prior years, the financial statements and Schedule of Investments for the Fund were consolidated to include the account of the Subsidiary. Effective April 4, 2016, the Subsidiary was liquidated and the remaining assets

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

distributed to the parent Fund. The Subsidiary deregistered on September 30, 2016. As a result, the financial statements and Schedule of Investments for this Fund, whose name was changed to JNL/FPA + DoubleLine Flexible Allocation Fund as previously noted, are no longer consolidated.

The summary below provides additional information (in thousands, where applicable) for each Subsidiary as of December 31, 2016.

		At December 31, 2016			For the period ended December 31, 2016
	Date Subsidiary Established	Subsidiary Net Assets($)	Subsidiary Percentage of Fund Net Assets(%)	Subsidiary Net Unrealized Appreciation (Depreciation)($)	Subsidiary Net Investment Loss($)	Subsidiary Net Realized Gain (Loss)($)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)($)	Subsidiary Net Change in Net Assets From Operations($)
JNL/AB Dynamic Asset Allocation Fund
JNL/AB Dynamic Asset Allocation Fund Ltd.	March 7, 2014	224	0.63	-	(2)	-	-	(2)
JNL/AQR Managed Futures Strategy Fund
JNL/AQR Managed Futures Strategy Fund Ltd.	June 10, 2011	160,353	23.40	1,079	(1,315)	(35,093)	(1,524)	(37,932)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Allocation Fund Ltd.	June 10, 2011	116,217	3.13	(16,606)	(829)	166	(5,881)	(6,544)

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2016 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AB Dynamic Asset Allocation Fund
Assets - Securities
Investment Companies	27,216	—	—	—	27,216
Short Term Investments	4,601	4,567	—	—	9,168
	31,817	4,567	—	—	36,384
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	66	—	—	—	66
Open Forward Foreign Currency Contracts	—	331	—	—	331
OTC Total Return Swap Agreements	—	133	—	—	133
Centrally Cleared Interest Rate Swap Agreements	—	1	—	—	1
	66	465	—	—	531
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(78)	—	—	—	(78)
Open Forward Foreign Currency Contracts	—	(115)	—	—	(115)
Centrally Cleared Interest Rate Swap Agreements	—	(17)	—	—	(17)
	(78)	(132)	—	—	(210)
JNL/AQR Managed Futures Strategy Fund		. Level 2 ($) .
Assets - Securities
Short Term Investments	334,528	329,538	—	—	664,066
	334,528	329,538	—	—	664,066
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,493	—	—	—	6,493
Open Forward Foreign Currency Contracts	—	8,265	—	—	8,265
OTC Total Return Swap Agreements	—	1,244	—	—	1,244
	6,493	9,509	—	—	16,002
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,914)	—	—	—	(2,914)
Open Forward Foreign Currency Contracts	—	(9,163)	—	—	(9,163)
OTC Total Return Swap Agreements	—	(1,287)	—	—	(1,287)
	(2,914)	(10,450)	—	—	(13,364)

JNL/BlackRock Global Allocation Fund		. Level 2 ($) .
Assets - Securities
Common Stocks
Consumer Discretionary	168,911	129,067	—	—	297,978
Consumer Staples	64,431	71,849	—	—	136,280
Energy	130,845	39,401	—	—	170,246
Financials	198,434	104,526	—	—	302,960
Health Care	175,071	61,680	—	—	236,751
Industrials	82,627	170,690	—	—	253,317
Information Technology	235,726	56,852	115	—	292,693
Materials	49,115	61,976	—	—	111,091
Real Estate	27,146	50,369	—	—	77,515
Telecommunication Services	7,717	53,668	—	—	61,385
Utilities	37,973	21,256	—	—	59,229
Trust Preferred	6,995	—	—	—	6,995
Preferred Stocks	43,474	11,274	31,937	—	86,685
Warrants	—	179	—	—	179
Non-U.S. Government Agency Asset-Backed Securities	—	2,472	—	—	2,472
Corporate Bonds And Notes	—	214,645	2,844	—	217,489
Variable Rate Senior Loan Interests	—	24,730	3,811	—	28,541
Government And Agency Obligations	—	635,681	—	—	635,681
Investment Companies	109,547	—	—	—	109,547
Short Term Investments	—	605,505	—	49,252	654,757
	1,338,012	2,315,820	38,707	49,252	3,741,791
Liabilities - Securities
Common Stocks	(28,987)	(2,384)	—	—	(31,371)
	(28,987)	(2,384)	—	—	(31,371)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	290	—	—	—	290
Open Forward Foreign Currency Contracts	—	27,879	—	—	27,879
OTC Total Return Swap Agreements	—	2,741	—	—	2,741
Centrally Cleared Interest Rate Swap Agreements	—	1,407	—	—	1,407
Centrally Cleared Credit Default Swap Agreements	—	652	—	—	652
OTC Purchased Options	—	45,811	—	—	45,811
OTC Cross-Currency Swap Agreements	—	3,614	—	—	3,614
	290	82,104	—	—	82,394
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(345)	—	—	—	(345)
Open Forward Foreign Currency Contracts	—	(3,255)	—	—	(3,255)
Centrally Cleared Interest Rate Swap Agreements	—	(4,560)	—	—	(4,560)
Exchange Traded Written Options	(332)	—	—	—	(332)
OTC Written Options	—	(10,648)	—	—	(10,648)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
OTC Written Barrier Options	—	(91)	—	—	(91)
OTC Cross-Currency Swap Agreements	—	(178)	—	—	(178)
	(677)	(18,732)	—	—	(19,409)
JNL/BlackRock Large Cap Select Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	2,427,209	63,525	—	—	2,490,734
Preferred Stocks	—	—	8,549	—	8,549
Short Term Investments	31,170	—	—	10,118	41,288
	2,458,379	63,525	8,549	10,118	2,540,571
JNL/BlackRock Natural Resources Fund
Assets - Securities
Common Stocks	928,763	13,320	—	—	942,083
Short Term Investments	64,692	—	—	23,714	88,406
	993,455	13,320	—	23,714	1,030,489
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Consumer Discretionary	43,154	29,917	—	—	73,071
Consumer Staples	9,824	32,975	—	—	42,799
Energy	64,646	3,287	—	—	67,933
Financials	92,887	39,498	—	—	132,385
Health Care	63,082	14,208	—	—	77,290
Industrials	27,936	52,582	—	—	80,518
Information Technology	77,317	20,470	—	—	97,787
Materials	36,128	12,638	—	—	48,766
Telecommunication Services	—	12,612	—	—	12,612
Utilities	—	5,713	—	—	5,713
Preferred Stocks	—	5,139	—	—	5,139
Short Term Investments	63,183	—	—	—	63,183
	478,157	229,039	—	—	707,196
Liabilities - Securities
Common Stocks
Consumer Discretionary	(29,350)	(13,629)	—	—	(42,979)
Consumer Staples	(6,843)	(7,613)	—	—	(14,456)
Energy	(20,196)	(5,112)	—	—	(25,308)
Financials	(18,517)	(8,563)	—	—	(27,080)
Health Care	(10,985)	(9,936)	—	—	(20,921)
Industrials	(26,777)	(25,150)	—	—	(51,927)
Information Technology	(26,587)	(13,323)	—	—	(39,910)
Materials	(20,323)	(17,327)	—	—	(37,650)
Real Estate	(2,457)	—	—	—	(2,457)
	(162,035)	(100,653)	—	—	(262,688)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3	—	—	3
OTC Contracts for Difference	—	541	—	—	541
	—	544	—	—	544
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(1,415)	—	—	—	(1,415)
OTC Contracts for Difference	—	(245)	—	—	(245)
	(1,415)	(245)	—	—	(1,660)
JNL/Brookfield Global Infrastructure and MLP Fund
Assets - Securities
Common Stocks
Australia	—	35,872	—	—	35,872
Brazil	14,113	—	—	—	14,113
Canada	113,465	—	—	—	113,465
China	—	4,246	—	—	4,246
Denmark	—	4,486	—	—	4,486
France	—	26,359	—	—	26,359
Germany	9,140	—	—	—	9,140
Hong Kong		8,986	—	—	8,986
Italy	21,962	23,033	—	—	44,995
Japan	—	12,029	—	—	12,029
Mexico	10,419	—	—	—	10,419
New Zealand	—	10,449	—	—	10,449
Spain	—	35,099	—	—	35,099
Switzerland	—	12,334	—	—	12,334
United Kingdom	—	86,701	—	—	86,701
United States	458,395	—	—	—	458,395
Short Term Investments	10,761	—	—	56,772	67,533
	638,255	259,594	—	56,772	954,621

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Capital Guardian Global Balanced Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Consumer Discretionary	18,560	31,107	—	—	49,667
Consumer Staples	7,030	16,205	—	—	23,235
Energy	17,092	2,554	—	—	19,646
Financials	14,697	34,652	—	—	49,349
Health Care	7,282	9,558	—	—	16,840
Industrials	17,724	12,159	—	—	29,883
Information Technology	15,463	18,432	—	—	33,895
Materials	13,687	11,085	—	—	24,772
Real Estate	2,803	3,302	—	—	6,105
Telecommunication Services	9,941	13,487	—	—	23,428
Utilities	5,887	4,746	—	—	10,633
Preferred Stocks	2,925	—	61	—	2,986
Non-U.S. Government Agency Asset-Backed Securities	—	1,899	—	—	1,899
Corporate Bonds And Notes	—	32,846	—	—	32,846
Government And Agency Obligations	—	111,798	—	—	111,798
Short Term Investments	21,496	58	—	10,867	32,421
	154,587	303,888	61	10,867	469,403
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	237	—	—	237
	—	237	—	—	237
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(509)	—	—	(509)
	—	(509)	—	—	(509)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	27,417	700,872	—	—	728,289
Preferred Stocks	—	32,911	—	—	32,911
Short Term Investments	23,577	—	—	—	23,577
	50,994	733,783	—	—	784,777
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4	—	—	4
	—	4	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	481,694	—	—	481,694
Variable Rate Senior Loan Interests[3]	—	103,531	11,124	—	114,655
Short Term Investments	42,432	—	—	—	42,432
	42,432	585,225	11,124	—	638,781
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	942,695	—	—	—	942,695
Rights	—	—	18	—	18
Short Term Investments	17,885	—	—	—	17,885
	960,580	—	18	—	960,598
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	93,065	—	—	93,065
Government And Agency Obligations	—	36,095	—	—	36,095
Short Term Investments	13,826	—	—	—	13,826
	13,826	129,160	—	—	142,986
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	369,486	4,652	—	374,138
Corporate Bonds And Notes	—	122,889	—	—	122,889
Variable Rate Senior Loan Interests	—	17,186	315	—	17,501
Government And Agency Obligations	—	198,405	—	—	198,405
Short Term Investments	33,715	—	—	—	33,715
	33,715	707,966	4,967	—	746,648
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	57,397	—	—	57,397
	—	57,397	—	—	57,397
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(1,146)	—	—	(1,146)
	—	(1,146)	—	—	(1,146)
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	1,029,084	205,669	5,695	—	1,240,448

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Non-U.S. Government Agency Asset-Backed Securities	—	218,100	—	—	218,100
Corporate Bonds And Notes	—	135,764	58,300	—	194,064
Variable Rate Senior Loan Interests	—	27,698	484	—	28,182
Government And Agency Obligations	—	299,128	—	—	299,128
Short Term Investments	42,503	—	—	—	42,503
	1,071,587	886,359	64,479	—	2,022,425
Liabilities - Securities
Common Stocks	(26,546)	(89,387)	—	—	(115,933)
	(26,546)	(89,387)	—	—	(115,933)
JNL/Franklin Templeton Global Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Canada	2,434	—	—	—	2,434
China	8,641	15,763	—	—	24,404
France	—	61,853	—	—	61,853
Germany	9,695	46,229	—	—	55,924
Hong Kong	—	8,593	—	—	8,593
India	—	6,933	—	—	6,933
Ireland	14,988	10,551	—	—	25,539
Israel	19,240	—	—	—	19,240
Italy	—	17,238	—	—	17,238
Japan	—	43,549	—	—	43,549
Netherlands	—	61,645	—	—	61,645
Portugal	—	11,066	—	—	11,066
Russian Federation	—	11,129	—	—	11,129
Singapore	—	15,031	—	—	15,031
South Korea	10,228	52,025	—	—	62,253
Spain	—	10,367	—	—	10,367
Sweden	—	16,133	—	—	16,133
Switzerland	—	27,095	—	—	27,095
Thailand	—	2,954	—	—	2,954
Turkey	6,149	—	—	—	6,149
United Kingdom	—	95,398	—	—	95,398
United States of America	304,227	—	—	—	304,227
Corporate Bonds And Notes	—	10,883	—	—	10,883
Short Term Investments	54,821	—	—	23,240	78,061
	430,423	524,435	—	23,240	978,098
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	15,712	—	—	15,712
Government And Agency Obligations	—	1,199,838	—	—	1,199,838
Preferred Stocks	—	—	180	—	180
Common Stocks	—	—	36	—	36
Warrants	—	—	—	—	—
Short Term Investments	208,722	200,718	—	—	409,440
	208,722	1,416,268	216	—	1,625,206
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	86,957	—	—	86,957
Centrally Cleared Interest Rate Swap Agreements	—	6,721	—	—	6,721
	—	93,678	—	—	93,678
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(11,932)	—	—	(11,932)
Centrally Cleared Interest Rate Swap Agreements	—	(4,525)	—	—	(4,525)
	—	(16,457)	—	—	(16,457)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	123,400	—	—	123,400
Common Stocks	1,096,742	90,958	184	—	1,187,884
Preferred Stocks	41,471	1,313	409	—	43,193
Corporate Bonds And Notes	—	853,372	—	—	853,372
Variable Rate Senior Loan Interests	—	73,937	—	—	73,937
Other Equity Interests	—	—	1	—	1
Short Term Investments	170,877	—	—	125,727	296,604
	1,309,090	1,142,980	594	125,727	2,578,391
JNL/Franklin Templeton International Small Cap Growth Fund(continued)
Assets - Securities
Common Stocks
Belgium	2,090	968	—	—	3,058
Bermuda	14,885	—	—	—	14,885
Brazil	2,517	—	—	—	2,517
Canada	43,048	—	—	—	43,048

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
China	—	4,017	—	—	4,017
Denmark	2,027	6,238	—	—	8,265
Finland	—	20,322	—	—	20,322
France	8,586	15,162	—	—	23,748
Germany	2,087	9,039	—	—	11,126
Greece	4,221	—	—	—	4,221
Hong Kong	219	17,926	—	—	18,145
India	—	2,921	—	—	2,921
Ireland	36,132	12,132	—	—	48,264
Italy	4,372	9,496	—	—	13,868
Japan	—	42,868	—	—	42,868
Luxembourg	—	2,354	—	—	2,354
Netherlands	11,142	5,896	—	—	17,038
Norway	979	1,174	—	—	2,153
Philippines	—	2,207	—	—	2,207
Poland	—	1,229	—	—	1,229
Singapore	17,053	—	—	—	17,053
South Korea	—	7,292	—	—	7,292
Spain	10,765	8,023	—	—	18,788
Sweden	4,114	3,264	—	—	7,378
Switzerland	4,720	16,337	—	—	21,057
Taiwan	—	6,204	—	—	6,204
Thailand	—	1,555	—	—	1,555
United Kingdom	26,542	70,767	—	—	97,309
United States of America	17,035	—	—	—	17,035
Preferred Stocks	948	—	—	—	948
Investment Companies	917	—	—	—	917
Short Term Investments	17,085	—	—	16,465	33,550
	231,484	267,391	—	16,465	515,340
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Franklin Templeton Mutual Shares Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	879,575	144,468	3,599	—	1,027,642
Corporate Bonds And Notes	—	22,223	—	—	22,223
Variable Rate Senior Loan Interests	—	22,815	—	—	22,815
Government And Agency Obligations	—	3,200	—	—	3,200
Other Equity Interests	—	1,036	—	—	1,036
Short Term Investments	118,931	—	—	7,244	126,175
	998,506	193,742	3,599	7,244	1,203,091
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1,637	—	—	1,637
	—	1,637	—	—	1,637
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(394)	—	—	(394)
	—	(394)	—	—	(394)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	134,478	14,052	—	148,530
Corporate Bonds And Notes	—	320,979	—	—	320,979
Government And Agency Obligations	—	639,850	—	—	639,850
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	4,130	—	—	4,130
Common Stocks	—	—	—	—	—
Short Term Investments	18,003	80,048	—	—	98,051
	18,003	1,179,485	14,052	—	1,211,540
Liabilities - Securities
Government And Agency Obligations	—	(27,468)	—	—	(27,468)
	—	(27,468)	—	—	(27,468)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,626	—	—	—	2,626
Open Forward Foreign Currency Contracts	—	5,977	—	—	5,977
Centrally Cleared Interest Rate Swap Agreements	—	838	—	—	838
Centrally Cleared Credit Default Swap Agreements	—	3	—	—	3
OTC Credit Default Swap Agreements	—	9	—	—	9
OTC Interest Rate Swap Agreements	—	111	—	—	111
	2,626	6,938	—	—	9,564
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(230)	—	—	—	(230)
Open Forward Foreign Currency Contracts	—	(2,468)	—	—	(2,468)
Centrally Cleared Interest Rate Swap Agreements	—	(2,494)	—	—	(2,494)
Centrally Cleared Credit Default Swap Agreements	—	(57)	—	—	(57)
OTC Credit Default Swap Agreements	—	(212)	—	—	(212)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
OTC Interest Rate Swap Agreements	—	(193)	—	—	(193)
	(230)	(5,424)	—	—	(5,654)
JNL/Goldman Sachs Emerging Markets Debt Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	137	—	—	137
Corporate Bonds And Notes	—	71,427	—	—	71,427
Government And Agency Obligations	—	191,503	—	—	191,503
Credit Linked Structured Notes	—	23,654	—	—	23,654
Common Stocks	—	—	26	—	26
Short Term Investments	7,573	1,628	—	—	9,201
	7,573	288,349	26	—	295,948
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	9	—	—	—	9
Open Forward Foreign Currency Contracts	—	2,518	—	—	2,518
Centrally Cleared Interest Rate Swap Agreements	—	447	—	—	447
OTC Credit Default Swap Agreements	—	14	—	—	14
OTC Interest Rate Swap Agreements	—	2,918	—	—	2,918
OTC Non-Deliverable Bond Forward Contracts	—	21	—	—	21
	9	5,918	—	—	5,927
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(58)	—	—	—	(58)
Open Forward Foreign Currency Contracts	—	(1,427)	—	—	(1,427)
Centrally Cleared Interest Rate Swap Agreements	—	(1,533)	—	—	(1,533)
OTC Credit Default Swap Agreements	—	(425)	—	—	(425)
OTC Interest Rate Swap Agreements	—	(3,067)	—	—	(3,067)
OTC Cross-Currency Swap Agreements	—	(3,415)	—	—	(3,415)
	(58)	(9,867)	—	—	(9,925)
JNL/Goldman Sachs Mid Cap Value Fund
Assets - Securities
Common Stocks	905,259	—	—	—	905,259
Short Term Investments	22,586	—	—	—	22,586
	927,845	—	—	—	927,845
JNL/Goldman Sachs U.S. Equity Flex Fund
Assets - Securities
Common Stocks	457,910	—	—	—	457,910
Short Term Investments	3,370	—	—	—	3,370
	461,280	—	—	—	461,280
Liabilities - Securities
Common Stocks	(111,510)	—	—	—	(111,510)
	(111,510)	—	—	—	(111,510)
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	1,764	—	—	—	1,764
France	—	5,526	—	—	5,526
Germany	—	5,882	—	—	5,882
Italy	—	3,209	—	—	3,209
Japan	—	3,206	—	—	3,206
Mexico	1,836	—	—	—	1,836
Netherlands	—	1,146	—	—	1,146
South Korea	—	982	—	—	982
Sweden	—	459	—	—	459
Switzerland	—	12,939	—	—	12,939
United Kingdom	2,919	2,861	—	—	5,780
United States of America	19,381	—	—	—	19,381
Short Term Investments	2,576	—	—	—	2,576
	28,476	36,210	—	—	64,686
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	133	—	—	133
	—	133	—	—	133
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	81,098	324,757	—	—	405,855
Short Term Investments	90	—	—	17,989	18,079
	81,188	324,757	—	17,989	423,934
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	107,118	—	—	107,118
Canada	47,425	—	—	—	47,425
China	—	26,572	—	—	26,572
France	—	66,872	—	—	66,872
Germany	—	40,134	—	—	40,134

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Hong Kong	—	99,187	—	—	99,187
Ireland	7,567	—	—	—	7,567
Japan	3,369	198,663	—	—	202,032
Luxembourg	—	13,152	—	—	13,152
Malta	—	—	327	—	327
Netherlands	—	12,805	—	—	12,805
Singapore	6,396	28,390	—	—	34,786
Spain	—	18,858	—	—	18,858
Sweden	—	19,564	—	—	19,564
Switzerland	—	12,030	—	—	12,030
United Kingdom	5,945	77,259	—	—	83,204
United States of America	1,004,208	—	—	—	1,004,208
Short Term Investments	23,721	—	—	—	23,721
	1,098,631	720,604	327	—	1,819,562
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco International Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	245,538	924,359	—	—	1,169,897
Short Term Investments	88,607	—	—	—	88,607
	334,145	924,359	—	—	1,258,504
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(6)	—	—	(6)
	—	(6)	—	—	(6)
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	599,506	6,580	—	—	606,086
Short Term Investments	26,707	—	—	—	26,707
	626,213	6,580	—	—	632,793
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,487,205	—	—	—	1,487,205
Short Term Investments	93,676	—	—	—	93,676
	1,580,881	—	—	—	1,580,881
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,515,254	—	—	—	1,515,254
Short Term Investments	75,224	—	—	—	75,224
	1,590,478	—	—	—	1,590,478
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	64,960	—	—	64,960
Corporate Bonds And Notes	—	75,986	—	—	75,986
Government And Agency Obligations	—	1,319,468	—	—	1,319,468
Short Term Investments	31,367	—	—	—	31,367
	31,367	1,460,414	—	—	1,491,781
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks
Argentina	14,474	—	—	—	14,474
Brazil	99,659	—	—	—	99,659
China	69,845	68,144	—	—	137,989
Egypt	7,569	—	—	—	7,569
Hungary	—	17,441	—	—	17,441
India	—	82,102	—	—	82,102
Indonesia	19,093	32,495	—	—	51,588
Malaysia	5,821	—	—	—	5,821
Mexico	29,420	—	—	—	29,420
Pakistan	8,798	13,482	—	—	22,280
Philippines	6,913	—	—	—	6,913
Russian Federation	14,023	66,973	—	—	80,996
South Africa	9,987	68,363	—	—	78,350
South Korea	—	117,100	—	—	117,100
Taiwan	41,064	—	—	—	41,064
Thailand	—	8,892	—	—	8,892
Turkey	—	39,687	—	—	39,687
Short Term Investments	34,683	—	—	—	34,683
	361,349	514,679	—	—	876,028
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Emerging Markets Index Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	169,574	710,298	850	—	880,722
Preferred Stocks	36,387	8,973	—	—	45,360
Rights	—	15	—	—	15
Short Term Investments	26,309	1,673	—	8,077	36,059
	232,270	720,959	850	8,077	962,156
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(153)	—	—	—	(153)
	(153)	—	—	—	(153)
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	11,031	328,276	—	—	339,307
Preferred Stocks	—	9,862	—	—	9,862
	11,031	338,138	—	—	349,169
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	215,705	—	—	215,705
Investment Companies	8,161	—	—	—	8,161
	8,161	215,705	—	—	223,866
JNL/Mellon Capital S&P 500 Index Fund		. Level 2 ($) .
Assets - Securities
Common Stocks	6,323,878	—	—	—	6,323,878
Short Term Investments	69,051	133,506	—	27,331	229,888
	6,392,929	133,506	—	27,331	6,553,766
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(845)	—	—	—	(845)
	(845)	—	—	—	(845)
JNL/Mellon Capital S&P 400 MidCap Index Fund		. Level 2 ($) .
Assets - Securities
Common Stocks	2,580,761	—	—	—	2,580,761
Short Term Investments	40,957	18,022	—	66,358	125,337
	2,621,718	18,022	—	66,358	2,706,098
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(395)	—	—	—	(395)
	(395)	—	—	—	(395)
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,282,240	—	—	—	2,282,240
Rights	—	—	154	—	154
Other Equity Interests	—	—	—	—	—
Short Term Investments	34,709	2,288	—	140,778	177,775
	2,316,949	2,288	154	140,778	2,460,169
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(520)	—	—	—	(520)
	(520)	—	—	—	(520)
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	44,307	2,149,908	28	—	2,194,243
Preferred Stocks	—	15,190	—	—	15,190
Rights	76	—	—	—	76
Other Equity Interests	—	—	—	—	—
Short Term Investments	41,870	3,137	—	31,278	76,285
	86,253	2,168,235	28	31,278	2,285,794
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	917	—	—	—	917
Open Forward Foreign Currency Contracts	—	64	—	—	64
	917	64	—	—	981
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(827)	—	—	(827)
	—	(827)	—	—	(827)
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	18,243	—	—	18,243
Corporate Bonds And Notes	—	298,276	—	—	298,276
Government And Agency Obligations	—	817,268	—	—	817,268
Short Term Investments	63,519	—	—	12,602	76,121
	63,519	1,133,787	—	12,602	1,209,908
Liabilities - Securities
Government And Agency Obligations	—	(3,693)	—	—	(3,693)
	—	(3,693)	—	—	(3,693)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Utilities Sector Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	76,242	—	—	—	76,242
Short Term Investments	48	—	—	70	118
	76,290	—	—	70	76,360
JNL/Morgan Stanley Mid Cap Growth Fund
Assets - Securities
Common Stocks	106,015	—	804	—	106,819
Preferred Stocks	—	—	261	—	261
Short Term Investments	9,002	—	—	—	9,002
	115,017	—	1,065	—	116,082
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	297,717	58,567	337	—	356,621
Preferred Stocks	2,393	149	—	—	2,542
Warrants	—	7	—	—	7
Non-U.S. Government Agency Asset-Backed Securities	—	3,896	—	—	3,896
Corporate Bonds And Notes	—	204,954	—	—	204,954
Variable Rate Senior Loan Interests[3]	—	58,630	—	—	58,630
Government And Agency Obligations	—	59,670	—	—	59,670
Other Equity Interests	—	—	—	—	—
Investment Companies	—	7,178	—	—	7,178
Short Term Investments	156,218	—	—	—	156,218
	456,328	393,051	337	—	849,716
Liabilities - Securities
Common Stocks	(95,249)	(16,349)	—	—	(111,598)
Corporate Bonds And Notes	—	(322)	—	—	(322)
Investment Companies	(9,727)	—	—	—	(9,727)
	(104,976)	(16,671)	—	—	(121,647)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	800	—	—	—	800
Open Forward Foreign Currency Contracts	—	4,065	—	—	4,065
OTC Total Return Swap Agreements	—	191	—	—	191
Centrally Cleared Interest Rate Swap Agreements	—	3,740	—	—	3,740
Centrally Cleared Credit Default Swap Agreements	—	13	—	—	13
Exchange Traded Purchased Options	420	2	—	—	422
OTC Purchased Options	—	18	—	—	18
OTC Interest Rate Swap Agreements	—	73	—	—	73
Exchange Traded Futures Options	4	—	—	—	4
OTC Total Return Basket Swap Agreements	—	1,063	—	—	1,063
	1,224	9,165	—	—	10,389
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(787)	—	—	—	(787)
Open Forward Foreign Currency Contracts	—	(1,421)	—	—	(1,421)
OTC Total Return Swap Agreements	—	(797)	—	—	(797)
Centrally Cleared Interest Rate Swap Agreements	—	(715)	—	—	(715)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	—	(1)
Exchange Traded Written Options	(999)	—	—	—	(999)
OTC Written Options	—	(26)	—	—	(26)
OTC Credit Default Swap Agreements	—	(81)	—	—	(81)
Exchange Traded Futures Options	(20)	—	—	—	(20)
	(1,806)	(3,041)	—	—	(4,847)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	782,998	—	—	—	782,998
Short Term Investments	119,315	—	—	—	119,315
	902,313	—	—	—	902,313
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,273,888	—	—	—	1,273,888
Rights	—	—	159	—	159
Short Term Investments	20,822	—	—	146,050	166,872
	1,294,710	—	159	146,050	1,440,919
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,206,613	—	—	—	1,206,613
Short Term Investments	26,869	—	—	58,733	85,602
	1,233,482	—	—	58,733	1,292,215
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	147,941	—	—	147,941
Corporate Bonds And Notes	—	156,096	—	—	156,096
Variable Rate Senior Loan Interests	—	109,301	1,238	—	110,539

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Government And Agency Obligations	—	238,853	—	—	238,853
Common Stocks	208	—	—	—	208
Investment Companies	50,883	—	—	—	50,883
Short Term Investments	41,582	6,980	—	—	48,562
	92,673	659,171	1,238	—	753,082
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	793	—	—	—	793
	793	—	—	—	793
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,225)	—	—	—	(1,225)
	(1,225)	—	—	—	(1,225)
JNL/Oppenheimer Emerging Markets Innovator Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Brazil	13,070	—	—	—	13,070
China	22,431	27,950	—	—	50,381
Colombia	2,487	—	—	—	2,487
Egypt	2,463	1,366	—	—	3,829
Georgia	5,116	—	—	—	5,116
Greece	—	3,260	—	—	3,260
Hong Kong	2,434	7,704	—	—	10,138
Hungary	—	2,762	—	—	2,762
India	—	39,798	—	—	39,798
Indonesia	6,021	3,268	—	—	9,289
Kenya	719	—	—	—	719
Malaysia	4,761	8,699	—	—	13,460
Mexico	8,869	—	—	—	8,869
Pakistan	—	2,157	—	—	2,157
Peru	1,211	—	—	—	1,211
Philippines	—	3,288	—	—	3,288
Poland	4,271	—	—	—	4,271
Portugal	—	4,405	—	—	4,405
Russian Federation	1,125	5,535	—	—	6,660
South Africa	—	6,071	—	—	6,071
South Korea	373	30,721	—	—	31,094
Sri Lanka	5,159	—	—	—	5,159
Taiwan	10,796	25,645	—	—	36,441
Thailand	—	4,203	—	—	4,203
Turkey	2,798	—	—	—	2,798
United Arab Emirates	—	1,057	—	—	1,057
United States of America	1,574	—	—	—	1,574
Vietnam	—	848	—	—	848
Preferred Stocks	2,964	—	—	—	2,964
Short Term Investments	35,816	—	—	—	35,816
	134,458	178,737	—	—	313,195
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4	—	—	4
	—	4	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
China	23,280	—	—	—	23,280
Denmark	—	6,936	—	—	6,936
France	—	118,934	—	—	118,934
Germany	—	131,860	—	—	131,860
India	23,764	37,645	—	—	61,409
Italy	13,081	8,454	—	—	21,535
Japan	—	260,388	—	—	260,388
Netherlands	—	49,321	—	—	49,321
Spain	—	49,297	—	—	49,297
Sweden	—	25,554	—	—	25,554
Switzerland	—	78,274	—	—	78,274
United Kingdom	21,464	51,532	—	—	72,996
United States of America	830,696	—	—	—	830,696
Preferred Stocks	405	34,259	—	—	34,664
Short Term Investments	64,481	—	—	—	64,481
	977,171	852,454	—	—	1,829,625
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(6)	—	—	(6)
	—	(6)	—	—	(6)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Real Return Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	90,037	—	—	90,037
Corporate Bonds And Notes	—	101,884	—	—	101,884
Government And Agency Obligations	—	1,844,285	—	—	1,844,285
Preferred Stocks	595	—	—	—	595
Other Equity Interests	—	6	—	—	6
Short Term Investments	—	171,077	—	—	171,077
	595	2,207,289	—	—	2,207,884
Liabilities - Securities
Government And Agency Obligations	—	(5,957)	—	—	(5,957)
	—	(5,957)	—	—	(5,957)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	692	—	—	—	692
Open Forward Foreign Currency Contracts	—	10,486	—	—	10,486
Centrally Cleared Interest Rate Swap Agreements	—	7,216	—	—	7,216
Exchange Traded Purchased Options	1	—	—	—	1
OTC Purchased Options	—	8,169	—	—	8,169
OTC Credit Default Swap Agreements	—	459	—	—	459
OTC Interest Rate Swap Agreements	—	582	—	—	582
Exchange Traded Futures Options	8	—	—	—	8
	701	26,912	—	—	27,613
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(528)	—	—	—	(528)
Open Forward Foreign Currency Contracts	—	(10,096)	—	—	(10,096)
Centrally Cleared Interest Rate Swap Agreements	—	(6,450)	—	—	(6,450)
Centrally Cleared Credit Default Swap Agreements	—	(81)	—	—	(81)
Exchange Traded Written Options	(15)	—	—	—	(15)
OTC Written Options	—	(4,274)	—	—	(4,274)
OTC Interest Rate Swap Agreements	—	(4,205)	—	—	(4,205)
Exchange Traded Futures Options	(29)	—	—	—	(29)
	(572)	(25,106)	—	—	(25,678)
JNL/PIMCO Total Return Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	784,789	—	—	784,789
Corporate Bonds And Notes	—	946,652	2,840	—	949,492
Variable Rate Senior Loan Interests	—	1,156	—	—	1,156
Government And Agency Obligations	—	3,460,714	—	—	3,460,714
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	630,268	—	14,152	644,420
	—	5,823,579	2,840	14,152	5,840,571
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,463	—	—	—	3,463
Open Forward Foreign Currency Contracts	—	43,857	—	—	43,857
Centrally Cleared Interest Rate Swap Agreements	—	85,058	—	—	85,058
Centrally Cleared Credit Default Swap Agreements	—	518	—	—	518
Exchange Traded Purchased Options	174	—	—	—	174
OTC Purchased Options	—	2,110	—	—	2,110
OTC Credit Default Swap Agreements	—	4,968	—	—	4,968
	3,637	136,511	—	—	140,148
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11,037)	—	—	—	(11,037)
Open Forward Foreign Currency Contracts	—	(22,906)	—	—	(22,906)
Centrally Cleared Interest Rate Swap Agreements	—	(1,170)	—	—	(1,170)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	—	(3)
OTC Written Options	—	(3,017)	—	—	(3,017)
OTC Credit Default Swap Agreements	—	(53)	—	—	(53)
Exchange Traded Futures Options	(1)	—	—	—	(1)
	(11,038)	(27,149)	—	—	(38,187)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	26,418	—	—	26,418
Corporate Bonds And Notes	—	59,097	—	—	59,097
Variable Rate Senior Loan Interests[3]	—	1,290,344	13,711	—	1,304,055
Preferred Stocks	—	340	410	—	750
Short Term Investments	57,951	—	—	—	57,951
	57,951	1,376,199	14,121	—	1,448,271
Liabilities – Securities
Variable Rate Senior Loan Interests[3]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	27	—	—	—	27
	27	—	—	—	27

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	16,291	—	—	16,291
Corporate Bonds And Notes	—	1,823,677	2,153	—	1,825,830
Variable Rate Senior Loan Interests	—	218,818	7,481	—	226,299
Government And Agency Obligations	—	41,651	—	—	41,651
Preferred Stocks	19,094	1,417	—	—	20,511
Other Equity Interests	—	5,460	—	—	5,460
Common Stocks	128,057	—	738	—	128,795
Investment Companies	37,718	—	—	—	37,718
Short Term Investments	182,038	—	—	—	182,038
	366,907	2,107,314	10,372	—	2,484,593
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	156	—	—	—	156
	156	—	—	—	156
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	739,250	—	—	—	739,250
Short Term Investments	13,777	—	—	—	13,777
	753,027	—	—	—	753,027
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	773,381	—	—	—	773,381
Short Term Investments	39,237	—	—	—	39,237
	812,618	—	—	—	812,618
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	183,855	—	—	183,855
Corporate Bonds And Notes	—	441,177	10,104	—	451,281
Variable Rate Senior Loan Interests	—	34,326	—	—	34,326
Government And Agency Obligations	—	419,919	—	—	419,919
Preferred Stocks	3,064	—	—	—	3,064
Short Term Investments	43,023	—	—	—	43,023
	46,087	1,079,277	10,104	—	1,135,468
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	303	—	—	—	303
	303	—	—	—	303
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(245)	—	—	—	(245)
	(245)	—	—	—	(245)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	217,909	—	—	—	217,909
Short Term Investments	4,270	—	—	—	4,270
	222,179	—	—	—	222,179
JNL/Red Rocks Listed Private Equity Fund
Assets - Securities
Common Stocks
Communications	21,933	—	—	—	21,933
Diversified	—	56,652	—	—	56,652
Financials	207,048	101,208	—	—	308,256
Industrials	16,327	7,645	—	—	23,972
Utilities	8,394	—	—	—	8,394
Investment Companies	23,350	11,396	—	—	34,746
Short Term Investments	5,505	—	—	23,659	29,164
	282,557	176,901	—	23,659	483,117
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,889,900	—	—	—	2,889,900
Short Term Investments	5,845	45,000	—	52,552	103,397
	2,895,745	45,000	—	52,552	2,993,297
JNL/S&P Dividend Income & Growth Fund		. Level 2 ($) .
Assets - Securities
Common Stocks	5,779,849	—	—	—	5,779,849
Short Term Investments	15,181	105,000	—	153,590	273,771
	5,795,030	105,000	—	153,590	6,053,620
JNL/S&P International 5 Fund		. Level 2 ($) .
Assets - Securities
Common Stocks	12,349	99,545	—	—	111,894
Short Term Investments	551	—	—	1,694	2,245

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
	12,900	99,545	—	1,694	114,139
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/S&P Intrinsic Value Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	2,639,106	—	—	—	2,639,106
Short Term Investments	506	—	—	51,818	52,324
	2,639,612	—	—	51,818	2,691,430
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	294,691	—	—	—	294,691
Short Term Investments	1,915	—	—	7,882	9,797
	296,606	—	—	7,882	304,488
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,368,971	—	—	—	2,368,971
Short Term Investments	5,014	—	—	77,881	82,895
	2,373,985	—	—	77,881	2,451,866
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	138,173	—	—	138,173
Corporate Bonds And Notes	—	185,142	—	—	185,142
Government And Agency Obligations	—	743,898	—	—	743,898
Short Term Investments	149,171	—	—	62,335	211,506
	149,171	1,067,213	—	62,335	1,278,719
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	11	—	—	11
	—	11	—	—	11
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,085)	—	—	—	(1,085)
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	(1,085)	(4)	—	—	(1,089)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	6,311,400	81,131	9,445	—	6,401,976
Preferred Stocks	—	—	42,216	—	42,216
Short Term Investments	103,493	—	—	—	103,493
	6,414,893	81,131	51,661	—	6,547,685
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	3,737,969	3,316	3,265	—	3,744,550
Preferred Stocks	—	—	11,737	—	11,737
Short Term Investments	194,995	—	—	—	194,995
	3,932,964	3,316	15,002	—	3,951,282
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	509,439	947	—	510,386
Corporate Bonds And Notes	—	793,620	—	—	793,620
Government And Agency Obligations	—	261,109	—	—	261,109
Short Term Investments	26,461	66,161	—	—	92,622
	26,461	1,630,329	947	—	1,657,737
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	93	—	—	—	93
	93	—	—	—	93
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(192)	—	—	—	(192)
	(192)	—	—	—	(192)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,154,925	—	—	—	4,154,925
Preferred Stocks	16,887	—	—	—	16,887
Short Term Investments	30,488	—	—	—	30,488
	4,202,300	—	—	—	4,202,300
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	276,750	16,433	—	—	293,183
Preferred Stocks	2,894	—	—	—	2,894
Rights	37	—	—	—	37
Warrants	19	—	—	—	19

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Investment Companies	21,032	—	—	—	21,032
Corporate Bonds And Notes	—	33,359	—	—	33,359
Other Equity Interests	—	—	397	—	397
Short Term Investments	7,571	—	—	—	7,571
	308,303	49,792	397	—	358,492
Liabilities - Securities
Common Stocks	(54,189)	(2,833)	—	—	(57,022)
	(54,189)	(2,833)	—	—	(57,022)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	226	—	—	226
OTC Total Return Swap Agreements	—	2,270	—	—	2,270
Exchange Traded Purchased Options	468	25	—	—	493
	468	2,521	—	—	2,989
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(51)	—	—	(51)
OTC Total Return Swap Agreements	—	(2,476)	(149)	—	(2,625)
Exchange Traded Written Options	(7,539)	—	—	—	(7,539)
	(7,539)	(2,527)	(149)	—	(10,215)
JNL/WMC Balanced Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	4,117,828	—	—	—	4,117,828
Non-U.S. Government Agency Asset-Backed Securities	—	248,797	—	—	248,797
Corporate Bonds And Notes	—	685,600	—	—	685,600
Government And Agency Obligations	—	1,066,519	—	—	1,066,519
Short Term Investments	404,425	—	—	34,923	439,348
	4,522,253	2,000,916	—	34,923	6,558,092
Liabilities - Securities
Government And Agency Obligations	—	(7,620)	—	—	(7,620)
	—	(7,620)	—	—	(7,620)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(564)	—	—	—	(564)
	(564)	—	—	—	(564)
JNL/WMC Money Market Fund
Assets - Securities
Government And Agency Obligations	—	395,396	—	—	395,396
Short Term Investments	—	903,914	—	—	903,914
	—	1,299,310	—	—	1,299,310
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,656,901	39,658	—	—	1,696,559
Short Term Investments	22,972	—	—	35,952	58,924
	1,679,873	39,658	—	35,952	1,755,483

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3 Unfunded commitments in JNL/Crescent High Income Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in these Notes to Financial Statements.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the year ended December 31, 2016:

	Transfers out of Level 2 into Level 1 during the Period ($)	Transfers out of Level 1 into Level 2 during the Period ($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	14,919	-
JNL/Causeway International Value Select Fund
Common Stocks	-	9,547
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	68,248	16,772
JNL/Invesco International Growth Fund
Common Stocks	-	16,770
JNL/Lazard Emerging Markets Fund
Common Stocks	28,468	20,276
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	18,568	14,163

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Transfers out of Level 2 into Level 1 during the Period ($)	Transfers out of Level 1 into Level 2 during the Period ($)
JNL/Mellon Capital European 30 Fund
Common Stocks	17,375	-
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	12,988	-
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	78,105	15,591
JNL/S&P International 5 Fund
Common Stocks	-	1,250

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2016:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)		Transfers out of Level 3 During the Period[2] ($)		Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)		(Sales) ($)		Balance at End of Period ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Corporate Bonds and Notes	57,009	-		-		(4,177)	5,468	[6]	-		58,300	[3]	(4,177)
Common Stock	34,064	-		-		(21,377)	-		(6,992)	[4]	5,695	[5]	(21,377)
Fund Total	91,073	-		-		(25,554)	5,468		(6,992)		63,995		(25,554)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	3,491	-		-		(152)	-		(3,339)	[7]	-		-
JNL/Scout Unconstrained Bond Fund
U.S. Government Agency MBS	-	-		(17,121)	[8]	-	17,121	[8]	-		-		-
JNL/Westchester Capital Event Driven Fund
Common Stock	-	5,128	[9]	-		518	-		(5,646)	[9]	-		-

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at December 31, 2016.

2 There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2016 except for those noted.

3  The fair value of the Delta Topco Ltd. (“Delta Topco”) corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund is stapled with an equity investment that has no value. The fair value measurement was determined based on acquisition terms agreed upon by Liberty Media Corporation (“Liberty”) and Delta Topco. Liberty purchased Delta Topco in February 2016 for $8.05 billion. Significant changes to the acquisition terms agreed upon by Liberty and Delta Topco could have resulted in a significant decrease or increase to the corporate bond’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Acquisition Terms	Discount for lack of marketability	9.8%

4 This amount represents cash returned by the entity to the JNL/FPA + DoubleLine Flexible Allocation Fund as part of the company’s restructuring agreement.

5 The fair value measurements of the common stock held in JNL/FPA + DoubleLine Flexible Allocation Fund were determined based on a weighting of discounted cash flow model, recent transactions and liquidation value. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discount cash flow	Weighted average cost of capital Discount for lack of marketability	25.0% 25.0%
Liquidation value Precedent Transaction	Net asset value Discount for lack of marketability Restructuring Terms	$17.2M 25.0% $62.3M
	Discount for lack of marketability	25.0%

6 This amount represents interest earned on the corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund, which was paid-in-kind.

7 The fair value measurement of the preferred stock held during the year in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on market comparable companies and discounted cash flow models and was considered a Level 3 valuation. As the company was not publicly traded, and the company’s quarterly financial statements were not publically available, this information was considered a significant unobservable input to the fair value. The preferred stock was sold during the year.

8 During the year, the valuation of the U.S. government agency MBS held in JNL/Scout Unconstrained Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation. At year end, the security was valued by an independent pricing service and was considered a Level 2 valuation. Previously it was valued using a single source broker quote and considered a Level 3 valuation.

9 During the year, the valuation of the common stock held in JNL/Westchester Capital Event Driven Fund was transferred from a Level 1 valuation to a Level 3 valuation. It was valued using acquisition terms of a merger and considered a Level 3 valuation. Previously, it was valued by an independent pricing service and was considered a Level 1 valuation. The common stock was sold during the year.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2016, were as follows: JNL/PIMCO Real Return Fund, $234,484 and 0.65%, for 65 days outstanding; and JNL/PIMCO Total Return Bond Fund, $223,885 and 0.79%, for 322 days outstanding, respectively. The value of reverse repurchase agreements and collateral pledged at December 31, 2016 was as follows:

	Collateral	Counter- party	Interest Rate Expense (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Inflation Bond	NSI	0.85	01/18/2017	306,444	307,161
JNL/PIMCO Total Return Bond Fund
	Altice Finco S.A.	BCL	(0.50)	Rolling	504	475
	Altice Finco S.A.	BCL	(0.25)	Rolling	1,046	957
	U.S. Inflation Indexed Bond	MLP	1.07	01/18/2017	4,355	4,382
	U.S. Inflation Indexed Bond	RBS	0.97	01/04/2017	14,858	14,950
	U.S. Treasury Bond	JPM	0.79	03/15/2017	33,436	33,876
	U.S. Treasury Bond	RBC	0.83	01/20/2017	62,879	63,363
	U.S. Treasury Bond	RBC	0.90	01/04/2017	143,503	178,023
	Federal National Mortgage Association Bond	NSI	0.85	01/18/2017	30,387	29,513
						325,539

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2016, were as follows: JNL/PIMCO Real Return Fund, $927,582 and 0.42%, for 362 days outstanding; and JNL/PIMCO Total Return Bond Fund, $57,251 and 0.44%, for 136 days outstanding, respectively. At December 31, 2016, JNL/PIMCO Real Return Fund had $237 of deferred income (in thousands) included in payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details treasury roll transactions outstanding as of December 31, 2016:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCY	(1.50) – 1.50	01/03/2017	14,800
	U.S. Treasury Obligations	UBS	0.90	01/03/2017	18,100
	U.S. Treasury Obligations	GSC	0.75 – 1.36	01/05/2017	86,948
	U.S. Treasury Obligations	GSC	0.75	01/06/2017	937,630
	U.S. Treasury Obligations	GSC	1.27	01/10/2017	43,974
	U.S. Treasury Obligations	GSC	1.20	01/12/2016	708
	U.K. Gilt Obligation	MYI	0.54	01/17/2017	7,546
	U.S. Treasury Obligations	GSC	1.12	01/12/2017	12,534
					1,122,240

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Credit Linked Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at December 31, 2016:

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Crescent High Income Fund
Acrisure LLC Term Loan B	69	1
Mister Car Wash Inc. Delayed Draw Term Loan	68	—
SRP Cos. Inc. Delayed Draw Term Loan*	279	—
USAGM HoldCo LLC Incremental Delayed Draw Term Loan	45	1
	461	2
JNL Multi-Manager Alternative Fund
Team Health Inc. Term Loan*	2,239	—

JNL/PPM America Floating Rate Income Fund
Acrisure LLC Delayed Draw Term Loan	414	9
Kenan Advantage Group Inc. Strip Delayed Draw Term Loan	139	(1)
TricorBraun Inc. 1st Lien Delayed Draw Term Loan	324	6
USAGM HoldCo LLC Incremental Delayed Draw Term Loan	254	4
	1,131	18

* Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in these Notes to the Financial Statements.

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering. Such agreements may obligate a Fund to make future cash payments. At December 31, 2016, JNL/Franklin Templeton Mutual Shares Fund had an outstanding commitment of $277 (in thousands). At December 31, 2016, there was no unrealized appreciation/depreciation on this outstanding commitment.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash, in most circumstances, equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2016, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreement obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2016. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2016. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2016.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/AB Dynamic Asset Allocation Fund Strategies - The Fund entered into option contracts as a means of risk management and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of short-term cash deployment and risk management and/or hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements as a substitute for investment in physical securities and to express views on a country’s interest rates. The Fund entered into credit default swap agreements to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy.

JNL/AB Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	28	—	22	50
Forward foreign currency contracts	—	—	—	331	—	331
OTC swap agreements	—	—	133	—	—	133
Total derivative instruments assets	—	—	161	331	22	514
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	1	—	—	1
Forward foreign currency contracts	—	—	—	115	—	115
Total derivative instruments liabilities	—	—	1	115	—	116
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	(719)	—	(8)	(727)
Written option contracts	—	—	28	—	—	28
Swap agreements	—	78	—	—	1	79
Total exchange traded or centrally cleared derivative instruments	—	78	(691)	—	(7)	(620)
Purchased option contracts	—	—	(49)	—	—	(49)
Written option contracts	—	—	15	—	—	15
Forward foreign currency contracts	—	—	—	173	—	173
Swap agreements	—	—	120	—	—	120
Total OTC derivative instruments	—	—	86	173	—	259
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(75)	—	10	(65)
Swap agreements	—	5	—	—	(16)	(11)
Total exchange traded or centrally cleared derivative instruments	—	5	(75)	—	(6)	(76)
Forward foreign currency contracts	—	—	—	169	—	169
Swap agreements	—	—	242	—	—	242
Total OTC derivative instruments	—	—	242	169	—	411

JNL/AB Dynamic Asset Allocation Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	1	-	-	1	-	-
CGM	133	-	-	133	-	-
CIT	1	-	-	1	-	-
JPM	24	(19)	-	5	-	-
SSB	305	(37)	-	268	-	-
Derivatives eligible for offset	464	(56)	-	408
Derivatives not eligible for offset	50				-	-
	514

Derivative Liabilities by Counterparty*
GSC	2	-	-	2	-	-
JPM	19	(19)	-	-	-	-
RBS	57	-	-	57	-	-
SSB	37	(37)	-	-	-	-
Derivatives eligible for offset	115	(56)	-	59

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivatives not eligible for offset	1				21	850
	116

JNL/AB Dynamic Asset Allocation Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	22	11,909	9,543	266	784	1,812

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into total return swap agreements to obtain exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	2,435	—	267	—	68	2,770
Forward foreign currency contracts	—	—	—	8,265	—	8,265
OTC swap agreements	745	—	499	—	—	1,244
Total derivative instruments assets	3,180	—	766	8,265	68	12,279
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	5,225	—	917	—	929	7,071
Forward foreign currency contracts	—	—	—	9,163	—	9,163
OTC swap agreements	1,144	—	143	—	—	1,287
Total derivative instruments liabilities	6,369	—	1,060	9,163	929	17,521
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	(30,571)	—	(31,982)	3,347	10,607	(48,599)
Total exchange traded or centrally cleared derivative instruments	(30,571)	—	(31,982)	3,347	10,607	(48,599)
Forward foreign currency contracts	—	—	—	(7,451)	—	(7,451)
Swap agreements	(2,403)	—	(3,594)	—	—	(5,997)
Total OTC derivative instruments	(2,403)	—	(3,594)	(7,451)	—	(13,448)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	(1,160)	—	2,557	(528)	2,843	3,712
Total exchange traded or centrally cleared derivative instruments	(1,160)	—	2,557	(528)	2,843	3,712
Forward foreign currency contracts	—	—	—	2,579	—	2,579
Swap agreements	(747)	—	33	—	—	(714)
Total OTC derivative instruments	(747)	—	33	2,579	—	1,865

JNL/AQR Managed Futures Strategy Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	99	(99)	-	-	-	-
CIT	8,669	(8,669)	-	-	-	-
MLP	341	(341)	-	-	-	-
MSC	400	(4)	-	396	-	-
Derivatives eligible for offset	9,509	(9,113)	-	396
Derivatives not eligible for offset	2,770				-	-
	12,279

Derivative Liabilities by Counterparty*
BOA	139	(99)	(40)	-	360	-
CIT	9,845	(8,669)	(1,176)	-	9,159	-
MLP	462	(341)	(121)	-	6,080	-
MSC	4	(4)	-	-	2,579	-
Derivatives eligible for offset	10,450	(9,113)	(1,337)	-
Derivatives not eligible for offset	7,071				26,882	-
	17,521

JNL/AQR Managed Futures Strategy Fund - Average Derivative Volume1

Cost of Options Purchased and	Notional Value at Purchase of	Cost of Forward Foreign	Notional Amount of	Notional Amount of	Notional Amount of

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Written($)	Futures Contracts($)	Currency Contracts($)	Interest Rate Swap Agreements($)	Credit Default Swap Agreements($)	Total Return Swap Agreements($)
Average monthly volume	-	3,155,945	2,163,832	-	-	88,757

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities as a means of risk management and/or hedging and to manage duration and credit quality. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging and short-term cash deployment. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements as a means of risk management and/or hedging, to manage duration and as a substitute for investment in physical securities. The Fund entered into cross-currency swap agreements as a means of risk management and/or hedging. The Fund entered into credit default swap agreements as a means of risk management and/or hedging and as a substitute for investment in physical securities. The Fund entered into total return swaps as a substitute for investment in physical securities.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	48	386	—	131	565
Purchased options, at value	28	—	38,058	3,925	3,800	45,811
Forward foreign currency contracts	—	—	—	27,879	—	27,879
OTC swap agreements	—	—	2,741	3,614	—	6,355
Total derivative instruments assets	28	48	41,185	35,418	3,931	80,610
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	2	100	—	260	362
Written options, at value	204	—	3,287	3,062	4,518	11,071
Forward foreign currency contracts	—	—	—	3,255	—	3,255
OTC swap agreements	—	—	—	178	—	178
Total derivative instruments liabilities	204	2	3,387	6,495	4,778	14,866
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	(10,278)	—	—	(10,278)
Purchased option contracts	1,680	—	(136)	—	—	1,544
Written option contracts	(971)	—	619	—	—	(352)
Swap agreements	—	3,858	—	—	530	4,388
Total exchange traded or centrally cleared derivative instruments	709	3,858	(9,795)	—	530	(4,698)
Purchased option contracts	(2,633)	—	(18,608)	413	(4,292)	(25,120)
Written option contracts	710	—	912	2,281	1,177	5,080
Forward foreign currency contracts	—	—	—	(23,064)	—	(23,064)
Swap agreements	—	—	460	229	78	767
Total OTC derivative instruments	(1,923)	—	(17,236)	(20,141)	(3,037)	(42,337)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	326	—	—	326
Purchased option contracts	1,218	—	1,467	—	102	2,787
Written option contracts	—	—	552	—	—	552
Swap agreements	—	735	—	—	(3,773)	(3,038)
Total exchange traded or centrally cleared derivative instruments	1,218	735	2,345	—	(3,671)	627
Purchased option contracts	(547)	—	27,430	2,042	4,408	33,333
Written option contracts	(99)	—	(111)	(515)	(3,982)	(4,707)
Forward foreign currency contracts	—	—	—	25,813	—	25,813
Swap agreements	—	—	2,015	3,444	(65)	5,394
Total OTC derivative instruments	(646)	—	29,334	30,784	361	59,833

JNL/BlackRock Global Allocation Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	557	(543)	-	14	-	-
BNP	10,248	(260)	(3,470)	6,518	3,470	-
BOA	4,291	(638)	(3,653)	-	4,290	-
CGM	304	(128)	-	176	-	-
CIT	1,153	(709)	(444)	-	890	-
CSI	1,840	(434)	(320)	1,086	320	-
DUB	4,093	(2,145)	(1,340)	608	1,340	-
GSC	41,028	(5,655)	(35,373)	-	36,696	-
HSB	189	(37)	-	152	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
JPM	3,149	(583)	-	2,566	-	-
MSC	4,170	(1,048)	(310)	2,812	310	-
SGB	266	(204)	-	62	-	-
UBS	8,757	(1,788)	(1,381)	5,588	660	721
Derivatives eligible for offset	80,045	(14,172)	(46,291)	19,582
Derivatives not eligible for offset	565				-	-
	80,610

Derivative Liabilities by Counterparty*
BCL	543	(543)	-	-	-	446
BNP	260	(260)	-	-	-	-
BOA	638	(638)	-	-	-	571
CGM	128	(128)	-	-	-	-
CIT	709	(709)	-	-	-	-
CSI	434	(434)	-	-	-	-
DUB	2,145	(2,145)	-	-	-	-
GSC	5,655	(5,655)	-	-	-	-
HSB	37	(37)	-	-	-	-
JPM	583	(583)	-	-	-	-
MSC	1,048	(1,048)	-	-	-	-
SGB	204	(204)	-	-	-	-
UBS	1,788	(1,788)	-	-	-	1,487
Derivatives eligible for offset	14,172	(14,172)	-	-
Derivatives not eligible for offset	694				9,491	-
	14,866

JNL/BlackRock Global Allocation Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)	Notional Amount of Cross Currency Swap Agreements($)
Average monthly volume	34,171	85,623	602,927	345,969	106,393	23,674	53,721

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, as a directional investment and to generate income. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into contracts for differences to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as a substitute for investment in physical securities.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3	—	3
OTC swap agreements	—	—	541	—	—	541
Total derivative instruments assets	—	—	541	3	—	544
Derivative instruments liabilities:
Written options, at value	—	—	1,415	—	—	1,415
OTC swap agreements	—	—	245	—	—	245
Total derivative instruments liabilities	—	—	1,660	—	—	1,660
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Purchased option contracts	—	—	(1,704)	—	—	(1,704)
Written option contracts	—	—	1,848	—	—	1,848
Total exchange traded or centrally cleared derivative instruments	—	—	144	—	—	144
Forward foreign currency contracts	—	—	—	712	—	712
Swap agreements	—	—	(8,609)	—	—	(8,609)
Total OTC derivative instruments	—	—	(8,609)	712	—	(7,897)
Net change in unrealized appreciation (depreciation) on:
Written option contracts	—	—	(1,208)	—	—	(1,208)
Total exchange traded or centrally cleared derivative instruments	—	—	(1,208)	—	—	(1,208)
Forward foreign currency contracts	—	—	—	15	—	15
Swap agreements	—	—	301	—	—	301
Total OTC derivative instruments	—	—	301	15	—	316

JNL/Boston Partners Global Long Short Equity Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BBH	3	-	-	3	-	-
GSI	541	(245)	-	296	-	-
Derivatives eligible for offset	544	(245)	-	299

Derivative Liabilities by Counterparty*
GSI	245	(245)	-	-	10	-
Derivatives eligible for offset	245	(245)	-	-
Derivatives not eligible for offset	1,415				-	-
	1,660

JNL/Boston Partners Global Long Short Equity Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Contracts for Difference($)
Average monthly volume	1,710	-	5,406	-	-	63,890

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/FPA + DoubleLine Flexible Allocation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets and as part of its investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities, as a means of short-term cash deployment and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging.

JNL/FPA + DoubleLine Flexible Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	2,973	—	—	2,973
Purchased option contracts	—	—	6,580	—	—	6,580
Written option contracts	—	—	2,194	—	—	2,194
Total exchange traded or centrally cleared derivative instruments	—	—	11,747	—	—	11,747
Purchased option contracts	—	—	707	—	—	707
Written option contracts	—	—	(99)	—	—	(99)
Forward foreign currency contracts	—	—	—	(1,224)	—	(1,224)
Total OTC derivative instruments	—	—	608	(1,224)	—	(616)
Net change in unrealized appreciation (depreciation) on:
Purchased option contracts	—	—	4,949	—	—	4,949
Written option contracts	—	—	(813)	—	—	(813)
Total exchange traded or centrally cleared derivative instruments	—	—	4,136	—	—	4,136
Purchased option contracts	—	—	854	—	—	854
Written option contracts	—	—	(1,265)	—	—	(1,265)
Forward foreign currency contracts	—	—	—	(443)	—	(443)
Total OTC derivative instruments	—	—	(411)	(443)	—	(854)

JNL/FPA + DoubleLine Flexible Allocation Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	4,217	1,759	19,599	-	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	86,957	—	86,957
Total derivative instruments assets	—	—	—	86,957	—	86,957
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	—	1,643	1,643
Forward foreign currency contracts	—	—	—	11,932	—	11,932
Total derivative instruments liabilities	—	—	—	11,932	1,643	13,575
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Swap agreements	—	—	—	—	(4,305)	(4,305)
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(4,305)	(4,305)
Forward foreign currency contracts	—	—	—	(68,401)	—	(68,401)
Swap agreements	—	—	—	—	(18,246)	(18,246)
Total OTC derivative instruments	—	—	—	(68,401)	(18,246)	(86,647)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	—	—	—	—	5,414	5,414
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	5,414	5,414
Forward foreign currency contracts	—	—	—	70,151	—	70,151
Swap agreements	—	—	—	—	16,155	16,155
Total OTC derivative instruments	—	—	—	70,151	16,155	86,306

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	14,353	-	(14,353)	-	15,610	-
BOA	1,475	-	(1,475)	-	1,690	-
CIT	12,565	(2,210)	(10,355)	-	10,910	-
DUB	10,227	(1,025)	(9,202)	-	10,660	-
GSC	9,655	(6)	(9,649)	-	10,190	-
HSB	14,671	(660)	-	14,011	-	-
JPM	23,924	(7,984)	(15,940)	-	19,570	-
MSC	2	(2)	-	-	-	-
SCB	85	-	-	85	-	-
Derivatives eligible for offset	86,957	(11,887)	(60,974)	14,096

Derivative Liabilities by Counterparty*
CIT	2,210	(2,210)	-	-	-	-
DUB	1,025	(1,025)	-	-	-	-
GSC	6	(6)	-	-	-	-
HSB	660	(660)	-	-	-	-
JPM	7,984	(7,984)	-	-	-	-
MSC	47	(2)	-	45	-	-
Derivatives eligible for offset	11,932	(11,887)	-	45
Derivatives not eligible for offset	1,643				27,015	-
	13,575

JNL/Franklin Templeton Global Multisector Bond Fund - Average Derivative Volume1

Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures	Cost of Forward Foreign Currency	Notional Amount of Interest Rate	Notional Amount of Credit Default	Notional Amount of Total Return

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

		Contracts($)	Contracts($)	Swap Agreements($)	Swap Agreements($)	Swap Agreements($)
Average monthly volume	-	-	2,158,562	426,455	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies – The Fund entered into option contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to manage credit exposure.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	936	936
Forward foreign currency contracts	—	—	—	5,977	—	5,977
OTC swap agreements	—	9	—	—	111	120
OTC swap premiums paid	—	149	—	—	3	152
Total derivative instruments assets	—	158	—	5,977	1,050	7,185
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	2	—	—	452	454
Forward foreign currency contracts	—	—	—	2,468	—	2,468
OTC swap agreements	—	212	—	—	193	405
OTC swap premiums received	—	80	—	—	—	80
Total derivative instruments liabilities	—	294	—	2,468	645	3,407
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(2,580)	(2,580)
Swap agreements	—	(2,365)	—	—	3,305	940
Total exchange traded or centrally cleared derivative instruments	—	(2,365)	—	—	725	(1,640)
Purchased option contracts	—	—	—	—	(88)	(88)
Forward foreign currency contracts	—	—	—	(8,811)	—	(8,811)
Swap agreements	—	(306)	—	—	(775)	(1,081)
Total OTC derivative instruments	—	(306)	—	(8,811)	(863)	(9,980)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	2,203	2,203
Swap agreements	—	215	—	—	(2,375)	(2,160)
Total exchange traded or centrally cleared derivative instruments	—	215	—	—	(172)	43
Forward foreign currency contracts	—	—	—	4,419	—	4,419
Swap agreements	—	(108)	—	—	1,491	1,383
Total OTC derivative instruments	—	(108)	—	4,419	1,491	5,802

JNL/Goldman Sachs Core Plus Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	726	(129)	-	597	-	-
BOA	496	(326)	-	170	-	-
CGM	2	(2)	-	-	-	-
CIT	717	(399)	-	318	-	-
CSI	137	(81)	-	56	-	-
DUB	111	(53)	-	58	-	-
HSB	218	(20)	-	198	-	-
JPM	971	(396)	-	575	-	-
MLP	36	(32)	-	4	-	-
MSC	554	(351)	-	203	-	-
RBS	173	(68)	-	105	-	-
SCB	499	(66)	-	433	-	-
SSB	361	(130)	-	231	-	-
UBS	402	(98)	-	304	-	-
WBC	694	(591)	-	103	-	-
Derivatives eligible for offset	6,097	(2,742)	-	3,355
Derivatives not eligible for offset	1,088				-	-
	7,185

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)

Derivative Liabilities by Counterparty*
BCL	2	-	-	2	-	-
BNP	129	(129)	-	-	-	-
BOA	326	(326)	-	-	-	-
CGM	131	(2)	-	129	-	-
CIT	399	(399)	-	-	546	-
CSI	81	(81)	-	-	-	-
DUB	53	(53)	-	-	-	-
HSB	20	(20)	-	-	-	-
JPM	396	(396)	-	-	-	-
MLP	32	(32)	-	-	-	-
MSC	351	(351)	-	-	5,200	-
RBS	68	(68)	-	-	-	-
SCB	66	(66)	-	-	-	-
SSB	130	(130)	-	-	-	-
UBS	98	(98)	-	-	-	-
WBC	591	(591)	-	-	-	-
Derivatives eligible for offset	2,873	(2,742)	-	131
Derivatives not eligible for offset	534				4,424	4,554
	3,407

JNL/Goldman Sachs Core Plus Bond Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	11	347,023	668,632	764,148	52,367	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into cross-currency swap agreements to obtain directional exposure to currencies and to express views on a country’s interest rates. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	47	47
Forward foreign currency contracts	—	—	—	2,518	—	2,518
OTC swap agreements	—	14	—	—	2,939	2,953
OTC swap premiums paid	—	289	—	—	10	299
Total derivative instruments assets	—	303	—	2,518	2,996	5,817
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	—	39	39
Forward foreign currency contracts	—	—	—	1,427	—	1,427
OTC swap agreements	—	425	—	3,415	3,067	6,907
OTC swap premiums received	—	147	—	—	65	212
Total derivative instruments liabilities	—	572	—	4,842	3,171	8,585
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(599)	(599)
Swap agreements	—	—	—	—	329	329
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(270)	(270)
Forward foreign currency contracts	—	—	—	1,384	—	1,384
Swap agreements	—	(510)	—	(3,961)	888	(3,583)
Total OTC derivative instruments	—	(510)	—	(2,577)	888	(2,199)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	(16)	(16)
Swap agreements	—	—	—	—	(1,139)	(1,139)
Total exchange traded or centrally cleared derivative instruments	—	—	—	—	(1,155)	(1,155)
Forward foreign currency contracts	—	—	—	808	—	808
Swap agreements	—	(350)	—	1,466	1,980	3,096
Total OTC derivative instruments	—	(350)	—	2,274	1,980	3,904

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	584	(88)	-	496	-	-
BOA	698	(698)	-	-	-	-
CGM	179	(179)	-	-	-	-
CIT	213	(213)	-	-	-	-
CSI	51	(51)	-	-	-	-
DUB	1,742	(1,547)	(195)	-	270	-
HSB	197	(79)	-	118	-	-
JPM	310	(310)	-	-	-	-
MSC	1,044	(793)	(251)	-	260	-
RBS	70	(62)	-	8	-	-
SCB	75	(18)	-	57	-	-
SSB	51	(13)	-	38	-	-
UBS	199	(102)	-	97	-	-
WBC	58	(58)	-	-	-	-
Derivatives eligible for offset	5,471	(4,211)	(446)	814
Derivatives not eligible for offset	346				-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
	5,817

Derivative Liabilities by Counterparty*
BCL	116	-	-	116	-	-
BNP	88	(88)	-	-	-	-
BOA	1,097	(698)	(399)	-	940	-
CGM	596	(179)	-	417	-	-
CIT	411	(213)	(198)	-	500	-
CSI	200	(51)	(30)	119	30	-
DUB	1,547	(1,547)	-	-	-	-
HSB	79	(79)	-	-	-	-
JPM	3,035	(310)	(2,560)	165	2,560	-
MSC	793	(793)	-	-	5,130	-
RBS	62	(62)	-	-	-	-
SCB	18	(18)	-	-	-	-
SSB	13	(13)	-	-	-	-
UBS	102	(102)	-	-	-	-
WBC	177	(58)	-	119	-	-
Derivatives eligible for offset	8,334	(4,211)	(3,187)	936
Derivatives not eligible for offset	251				1,525	663
	8,585

JNL/Goldman Sachs Emerging Markets Debt Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Cross Currency Swap Agreements($)	Notional Amount of Non-Deliverable Bond Forward Contracts($)
Average monthly volume	-	24,068	494,236	202,743	50,672	34,528	5,818

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Mellon Capital Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Capital Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	8	—	—	8
Total derivative instruments assets	—	—	8	—	—	8
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	228	—	—	228
Total derivative instruments liabilities	—	—	228	—	—	228
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	1,314	—	—	1,314
Total exchange traded or centrally cleared derivative instruments	—	—	1,314	—	—	1,314
Forward foreign currency contracts	—	—	—	(204)	—	(204)
Total OTC derivative instruments	—	—	—	(204)	—	(204)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(506)	—	—	(506)
Total exchange traded or centrally cleared derivative instruments	—	—	(506)	—	—	(506)
Forward foreign currency contracts	—	—	—	2	—	2
Total OTC derivative instruments	—	—	—	2	—	2

JNL/Mellon Capital Emerging Markets Index Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	-	16,808	722	-	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	122	—	—	122
Forward foreign currency contracts†	—	—	—	64	—	64
Total derivative instruments assets	—	—	122	64	—	186
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	44	—	—	44
Forward foreign currency contracts†	—	—	—	827	—	827
Total derivative instruments liabilities	—	—	44	827	—	871
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	6,557	—	—	6,557
Total exchange traded or centrally cleared derivative instruments	—	—	6,557	—	—	6,557
Forward foreign currency contracts	—	—	—	(2,285)	—	(2,285)
Total OTC derivative instruments	—	—	—	(2,285)	—	(2,285)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	190	—	—	190
Total exchange traded or centrally cleared derivative instruments	—	—	190	—	—	190
Forward foreign currency contracts	—	—	—	(527)	—	(527)
Total OTC derivative instruments	—	—	—	(527)	—	(527)

† The JNL/Mellon Capital International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	-	38,587	81,791	-	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, interest rates, foreign currencies and credit default swap valuations, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, to take a position on expectations of volatility of a reference entity, as an efficient means of adjusting overall exposure to certain markets and as a part of its overall investment strategy. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to manage cash flows, to replicate treasury bond positions and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to obtain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to manage duration at the cross sector level, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	2	—	18	702	722
Purchased options, at value	—	—	347	67	26	440
Forward foreign currency contracts	—	—	—	4,065	—	4,065
OTC swap agreements	—	—	1,254	—	73	1,327
OTC swap premiums paid	—	34	—	—	—	34
Total derivative instruments assets	—	36	1,601	4,150	801	6,588
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	20	580	600
Written options, at value	—	—	424	123	478	1,025
Forward foreign currency contracts	—	—	—	1,421	—	1,421
OTC swap agreements	—	81	797	—	—	878
Total derivative instruments liabilities	—	81	1,221	1,564	1,058	3,924
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	(1,891)	(6,216)	(8,107)
Purchased option contracts	—	—	(11)	(380)	(1,902)	(2,293)
Written option contracts	—	—	668	1,186	5,157	7,011
Swap agreements	—	(2)	—	—	(1,321)	(1,323)
Total exchange traded or centrally cleared derivative instruments	—	(2)	657	(1,085)	(4,282)	(4,712)
Purchased option contracts	—	(106)	—	(156)	—	(262)
Written option contracts	—	15	—	129	—	144
Forward foreign currency contracts	—	—	—	3,280	—	3,280
Swap agreements	—	(121)	(25,614)	—	(90)	(25,825)
Total OTC derivative instruments	—	(212)	(25,614)	3,253	(90)	(22,663)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	222	(244)	(22)
Purchased option contracts	—	—	371	32	(89)	314
Written option contracts	—	—	2	62	(96)	(32)
Swap agreements	—	132	—	—	2,781	2,913
Total exchange traded or centrally cleared derivative instruments	—	132	373	316	2,352	3,173
Purchased option contracts	—	23	—	3	—	26
Written option contracts	—	—	—	28	—	28
Forward foreign currency contracts	—	—	—	2,243	—	2,243
Swap agreements	—	(38)	2,234	—	416	2,612
Total OTC derivative instruments	—	(15)	2,234	2,274	416	4,909

JNL Multi-Manager Alternative Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

BCL	641	(48)	-	593	-	-
BOA	264	(111)	-	153	-	-
CIT	1,258	(541)	(400)	317	400	-
CSI	5	(5)	-	-	-	-
GSC	28	(28)	-	-	-	-
JPM	53	(11)	-	42	-	-
MSC	1,063	-	-	1,063	-	-
SSB	2,098	(746)	-	1,352	-	-
Derivatives eligible for offset	5,410	(1,490)	(400)	3,520
Derivatives not eligible for offset	1,178				-	-
	6,588
Derivative Liabilities by Counterparty*
BCL	48	(48)	-	-	-	-
BOA	111	(111)	-	-	3,160	-
CGM	688	-	-	688	-	-
CIT	541	(541)	-	-	-	-
CSI	83	(5)	-	78	-	-
GSC	77	(28)	-	49	-	-
JPM	11	(11)	-	-	-	-
MSC	-	-	-	-	-	37,686
SSB	746	(746)	-	-	-	-
UBS	20	-	-	20	-	-
Derivatives eligible for offset	2,325	(1,490)	-	835
Derivatives not eligible for offset	1,599				7,334	-
	3,924

JNL Multi-Manager Alternative Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	1,635	383,928	168,489	146,827	12,497	187,716

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	162	737	899
Total derivative instruments assets	—	—	—	162	737	899
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	—	—	159	111	270
Total derivative instruments liabilities	—	—	—	159	111	270
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	(11)	1,536	(3,692)	(2,167)
Swap agreements	—	963	—	—	—	963
Total exchange traded or centrally cleared derivative instruments	—	963	(11)	1,536	(3,692)	(1,204)
Forward foreign currency contracts	—	—	—	2	—	2
Total OTC derivative instruments	—	—	—	2	—	2
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	(610)	(3,256)	(3,866)
Swap agreements	—	287	—	—	—	287
Total exchange traded or centrally cleared derivative instruments	—	287	—	(610)	(3,256)	(3,579)

JNL/Neuberger Berman Strategic Income Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	-	391,920	-	-	25,807	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to take a position on expectations of volatility of a reference entity, to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to obtain exposure to certain markets. The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	619	619
Purchased options, at value	—	—	—	—	8,170	8,170
Forward foreign currency contracts	—	—	—	10,486	—	10,486
OTC swap agreements	—	459	—	—	582	1,041
OTC swap premiums paid	—	—	—	—	134	134
Total derivative instruments assets	—	459	—	10,486	9,505	20,450
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	5	—	—	863	868
Written options, at value	—	5	—	9	4,275	4,289
Forward foreign currency contracts	—	—	—	10,096	—	10,096
OTC swap agreements	—	—	—	—	4,205	4,205
OTC swap premiums received	—	1,008	—	—	8	1,016
Total derivative instruments liabilities	—	1,018	—	10,105	9,351	20,474
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(1,560)	(1,560)
Purchased option contracts	—	—	—	—	(286)	(286)
Written option contracts	—	—	—	—	708	708
Swap agreements	—	(1,266)	—	—	(24,478)	(25,744)
Total exchange traded or centrally cleared derivative instruments	—	(1,266)	—	—	(25,616)	(26,882)
Purchased option contracts	—	—	—	(76)	(2,921)	(2,997)
Written option contracts	—	268	—	1,149	2,665	4,082
Forward foreign currency contracts	—	—	—	1,607	—	1,607
Swap agreements	—	127	—	—	(7,313)	(7,186)
Total OTC derivative instruments	—	395	—	2,680	(7,569)	(4,494)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	785	785
Purchased option contracts	—	—	—	—	(8)	(8)
Written option contracts	—	—	—	—	(2)	(2)
Swap agreements	—	(75)	—	—	5,169	5,094
Total exchange traded or centrally cleared derivative instruments	—	(75)	—	—	5,944	5,869
Purchased option contracts	—	—	—	—	3,228	3,228
Written option contracts	—	(2)	—	(27)	(1,838)	(1,867)
Forward foreign currency contracts	—	—	—	(5,845)	—	(5,845)
Swap agreements	—	898	—	—	5,712	6,610
Total OTC derivative instruments	—	896	—	(5,872)	7,102	2,126

JNL/PIMCO Real Return Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	42	(42)	-	-	-	-
BNP	1,628	(1,628)	-	-	600	-
BOA	1,136	(369)	(710)	57	710	-
CGM	224	(88)	-	136	-	-
CIT	2,791	(1,137)	(1,654)	-	1,960	-
CSI	50	(16)	-	34	-	-
DUB	5,549	(5,549)	-	-	-	1,020
JPM	1,581	(1,581)	-	-	-	-
MLP	58	-	-	58	-	-
MSC	5,608	(3,616)	(1,992)	-	2,270	-
SCB	760	(4)	(756)	-	918	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
UBS	269	(269)	-	-	-	-
Derivatives eligible for offset	19,696	(14,299)	(5,112)	285
Derivatives not eligible for offset	754				-	-
	20,450
Derivative Liabilities by Counterparty*
ANZ	93	(42)	-	51	-	-
BNP	1,742	(1,628)	-	114	-	-
BOA	369	(369)	-	-	-	-
CGM	88	(88)	-	-	-	-
CIT	1,137	(1,137)	-	-	-	-
CSI	16	(16)	-	-	-	198
DUB	6,633	(5,549)	(1,084)	-	-	1,398
JPM	4,443	(1,581)	(2,862)	-	-	2,878
MSC	3,616	(3,616)	-	-	-	-
SCB	4	(4)	-	-	-	-
UBS	434	(269)	(165)	-	-	322
Derivatives eligible for offset	18,575	(14,299)	(4,111)	165
Derivatives not eligible for offset	1,899				1,802	12,300
	20,474

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	14,837	(14,800)	-	37	-	-
CGM	21,131	(20,902)	(85)	144	85	-
CSI	2,683	(2,652)	-	31	-	-
GSC	1,091,405	(1,091,405)	-	-	270	-
MLP	17,387	(17,244)	-	143	-	-
MSC	11,160	(6,046)	(110)	5,004	110	-
UBS	18,087	(18,087)	-	-	-	-
	1,176,690	(1,171,136)	(195)	5,359
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	14,800	(14,800)	-	-	-	-
CGM	20,902	(20,902)	-	-	-	-
CSI	2,652	(2,652)	-	-	-	-
GSC	1,091,892	(1,091,405)	-	487	-	-
MLP	17,244	(17,244)	-	-	-	382
MSC	12,602	(6,046)	-	6,556	-	-
UBS	18,101	(18,087)	-	14	-	-
	1,178,193	(1,171,136)	-	7,057

JNL/PIMCO Real Return Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	10,142	448,874	705,072	918,450	52,549	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to take a position on expectations of volatility of a reference entity, to obtain exposure to or hedge changes in interest rates, foreign currencies and inflation and as a substitute for investment in physical securities. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to obtain exposure to certain markets. The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy and to minimize foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	10	—	—	4,671	4,681
Purchased options, at value	—	—	—	—	2,284	2,284
Forward foreign currency contracts	—	—	—	43,857	—	43,857
OTC swap agreements	—	4,968	—	—	—	4,968
OTC swap premiums paid	—	104	—	—	—	104
Total derivative instruments assets	—	5,082	—	43,857	6,955	55,894
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	6	—	—	6,604	6,610
Written options, at value	—	—	—	315	2,702	3,017
Forward foreign currency contracts	—	—	—	22,906	—	22,906
OTC swap agreements	—	53	—	—	—	53
OTC swap premiums received	—	6,776	—	—	—	6,776
Total derivative instruments liabilities	—	6,835	—	23,221	9,306	39,362
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(49,161)	(49,161)
Purchased option contracts	—	—	—	—	(215)	(215)
Written option contracts	—	—	—	—	6,915	6,915
Swap agreements	—	2,275	—	—	(134,662)	(132,387)
Total exchange traded or centrally cleared derivative instruments	—	2,275	—	—	(177,123)	(174,848)
Purchased option contracts	—	—	—	—	(5,635)	(5,635)
Written option contracts	—	469	—	13,324	7,769	21,562
Forward foreign currency contracts	—	—	—	64,684	—	64,684
Swap agreements	—	4,914	—	—	32	4,946
Total OTC derivative instruments	—	5,383	—	78,008	2,166	85,557
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	2,790	2,790
Purchased option contracts	—	—	—	—	(46)	(46)
Swap agreements	—	920	—	—	124,843	125,763
Total exchange traded or centrally cleared derivative instruments	—	920	—	—	127,587	128,507
Purchased option contracts	—	—	—	—	2,968	2,968
Written option contracts	—	—	—	291	(2,160)	(1,869)
Forward foreign currency contracts	—	—	—	(27,376)	—	(27,376)
Swap agreements	—	6,462	—	—	(31)	6,431
Total OTC derivative instruments	—	6,462	—	(27,085)	777	(19,846)

JNL/PIMCO Total Return Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	546	(233)	(310)	3	310	-
BCL	698	(698)	-	-	-	-
BNP	3,759	(1,645)	(2,114)	-	2,225	-
BOA	6,413	(1,934)	(4,479)	-	4,650	-
CGM	337	(337)	-	-	-	-
CIT	12,044	(858)	(10,671)	515	10,671	-
CSI	382	(382)	-	-	-	-
DUB	4,617	(2,993)	(1,624)	-	190	1,653
GSI	8	-	-	8	-	-
JPM	3,918	(3,918)	-	-	-	-
MLP	1,516	-	-	1,516	-	-
MSC	3,321	(2,706)	(120)	495	120	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
SCB	3,162	(3,090)	(72)	-	560	-
UBS	10,214	(1,779)	(8,290)	145	8,290	-
Derivatives eligible for offset	50,935	(20,573)	(27,680)	2,682
Derivatives not eligible for offset	4,959				-	-
	55,894

Derivative Liabilities by Counterparty*
ANZ	233	(233)	-	-	-	-
BCL	729	(698)	-	31	-	531
BNP	1,645	(1,645)	-	-	-	-
BOA	1,934	(1,934)	-	-	-	-
CGM	1,169	(337)	-	832	-	-
CIT	858	(858)	-	-	-	-
CSI	1,000	(382)	(618)	-	-	753
DUB	2,993	(2,993)	-	-	-	-
JPM	7,840	(3,918)	(2,653)	1,269	-	2,653
MLP	-	-	-	-	-	546
MSC	2,706	(2,706)	-	-	-	-
SCB	3,090	(3,090)	-	-	-	-
UBS	1,779	(1,779)	-	-	-	-
Derivatives eligible for offset	25,976	(20,573)	(3,271)	2,132
Derivatives not eligible for offset	13,386				138	89,793
	39,362

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	214,802	(214,287)	-	515	-	-
CGM	163,697	(163,133)	(564)	-	-	803
CSI	848,324	(842,882)	-	5,442	-	-
GSC	54,362	(54,035)	-	327	-	-
JPM	128,288	(128,288)	-	-	-	-
MLP	310,989	(309,424)	-	1,565	-	-
MSC	26,652	(26,652)	-	-	550	-
WFI	7,355	(7,335)	-	20	-	-
	1,754,469	(1,746,036)	(564)	7,869

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	214,287	(214,287)	-	-	-	1,967
CGM	163,133	(163,133)	-	-	-	-
CSI	842,882	(842,882)	-	-	-	-
GSC	54,035	(54,035)	-	-	-	1,973
JPM	128,640	(128,288)	(352)	-	-	689
MLP	309,424	(309,424)	-	-	-	3,305
MSC	26,721	(26,652)	(69)	-	-	817
WFI	7,335	(7,335)	-	-	-	-
	1,746,457	(1,746,036)	(421)	-

JNL/PIMCO Total Return Bond Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	12,898	5,484,216	2,141,229	1,871,936	291,186	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to obtain directional exposure to currencies as part of its overall investment strategy. The Fund entered into credit default swap agreements to obtain credit exposure and as a substitute for investment in physical securities.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	—	292	292
Forward foreign currency contracts†	—	—	—	11	—	11
Total derivative instruments assets	—	—	—	11	292	303
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	4	—	4
Total derivative instruments liabilities	—	—	—	4	—	4
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	(5,670)	(5,670)
Swap agreements	—	5,599	—	—	—	5,599
Total exchange traded or centrally cleared derivative instruments	—	5,599	—	—	(5,670)	(71)
Forward foreign currency contracts	—	—	—	(1,729)	—	(1,729)
Total OTC derivative instruments	—	—	—	(1,729)	—	(1,729)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	(1,293)	(1,293)
Swap agreements	—	(400)	—	—	—	(400)
Total exchange traded or centrally cleared derivative instruments	—	(400)	—	—	(1,293)	(1,693)
Forward foreign currency contracts	—	—	—	1,467	—	1,467
Total OTC derivative instruments	—	—	—	1,467	—	1,467

† The JNL/Scout Unconstrained Bond Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Scout Unconstrained Bond Fund - Average Derivative Volume1

	Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Notional Amount of Interest Rate Swap Agreements($)	Notional Amount of Credit Default Swap Agreements($)	Notional Amount of Total Return Swap Agreements($)
Average monthly volume	-	174,305	58,109	-	37,818	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income, as a substitute for investment in physical securities, as a means of risk management and/or hedging and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy. The Fund entered into forward foreign currency contracts as a means of risk management and/or hedging and to minimize foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2016
Derivative instruments assets:
Purchased options, at value	—	—	493	—	—	493
Forward foreign currency contracts	—	—	—	226	—	226
OTC swap agreements	—	—	2,270	—	—	2,270
Total derivative instruments assets	—	—	2,763	226	—	2,989
Derivative instruments liabilities:
Written options, at value	—	—	7,539	—	—	7,539
Forward foreign currency contracts	—	—	—	51	—	51
OTC swap agreements	—	—	2,625	—	—	2,625
Total derivative instruments liabilities	—	—	10,164	51	—	10,215
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2016
Net realized gain (loss) on:
Purchased option contracts	—	(253)	(10,471)	—	—	(10,724)
Written option contracts	—	125	5,382	—	—	5,507
Total exchange traded or centrally cleared derivative instruments	—	(128)	(5,089)	—	—	(5,217)
Purchased option contracts	—	—	(472)	—	—	(472)
Written option contracts	—	—	604	—	—	604
Forward foreign currency contracts	—	—	—	4,324	—	4,324
Swap agreements	—	—	1,285	—	—	1,285
Total OTC derivative instruments	—	—	1,417	4,324	—	5,741
Net change in unrealized appreciation (depreciation) on:
Purchased option contracts	—	—	20	—	13	33
Written option contracts	—	—	(2,441)	—	(15)	(2,456)
Total exchange traded or centrally cleared derivative instruments	—	—	(2,421)	—	(2)	(2,423)
Purchased option contracts	—	—	3	—	—	3
Written option contracts	—	—	(18)	—	—	(18)
Forward foreign currency contracts	—	—	—	(65)	—	(65)
Swap agreements	—	—	1,150	—	—	1,150
Total OTC derivative instruments	—	—	1,135	(65)	—	1,070

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	324	(324)	-	-	-	-
JPM	2,172	(200)	-	1,972	-	-
Derivatives eligible for offset	2,496	(524)	-	1,972
Derivatives not eligible for offset	493				-	-
	2,989

Derivative Liabilities by Counterparty*
BOA	2,410	(324)	(2,086)	-	14,200	-
JPM	200	(200)	-	-	4,300	-
UBS	66	-	-	66	-	-
Derivatives eligible for offset	2,676	(524)	(2,086)	66
Derivatives not eligible for offset	7,539				-	-
	10,215

JNL/Westchester Capital Event Driven Fund - Average Derivative Volume1

Cost of Options Purchased and Written($)	Notional Value at Purchase of Futures	Cost of Forward Foreign Currency	Notional Amount of Interest Rate	Notional Amount of Credit Default	Notional Amount of Total Return

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

		Contracts($)	Contracts($)	Swap Agreements($)	Swap Agreements($)	Swap Agreements($)
Average monthly volume	10,673	-	36,878	-	-	79,147

The financial instruments eligible for offset table is presented for the following Funds, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Capital Guardian Global Balanced Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
BNY	72	(17)	-	55	-	-
BOA	23	(23)	-	-	-	-
CIT	23	(23)	-	-	-	-
JPM	51	(51)	-	-	-	-
UBS	68	(68)	-	-	-	-
Derivatives eligible for offset	237	(182)	-	55

Derivative Liabilities by Counterparty*
BNY	17	(17)	-	-	-	-
BOA	96	(23)	-	73	-	-
CIT	42	(23)	-	19	-	-
CSI	31	-	-	31	-	-
JPM	227	(51)	-	176	-	-
UBS	96	(68)	-	28	-	-
Derivatives eligible for offset	509	(182)	-	327

JNL/Franklin Templeton Mutual Shares Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)

					Total Collateral [7]
					Cash($)	Security($)
Derivative Assets by Counterparty*
CSI	204	-	-	204	-	-
HSB	662	(201)	-	461	-	-
SSB	6	(6)	-	-	-	-
UBS	765	(1)	-	764	-	-
Derivatives eligible for offset	1,637	(208)	-	1,429

Derivative Liabilities by Counterparty*
BOA	1	-	-	1	-	-
HSB	201	(201)	-	-	-	-
SSB	191	(6)	-	185	-	-
UBS	1	(1)	-	-	-	-
Derivatives eligible for offset	394	(208)	-	186

1 The derivative instruments outstanding as of December 31, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Purchased options market value is reflected in Purchased options, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on exchange traded and centrally cleared derivative instruments and change in unrealized appreciation (depreciation) on exchange traded and centrally cleared derivative instruments, respectively, in the Statements of Operations.

3 Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

4 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

5 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

6 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

7 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

8 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

9 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 260 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/Capital Guardian Global Balanced Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements as a substitute for investment in physical securities. JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and/or hedging and as part of its overall investment strategy. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management and/or hedging. JNL/Invesco Mid Cap Value Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends, to manage cash flows and as a substitute for investment in physical securities. JNL/Morgan Stanley Mid Cap Growth Fund entered into options contracts to obtain exposure to or hedge changes in securities prices. JNL/PPM America Floating Rate Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/WMC Balanced Fund entered into futures contracts as a means of short-term cash deployment, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Causeway International Value Select Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/RedRocks Listed Private Equity Fund, JNL/S&P International 5 Fund and JNL/T. Rowe Price Value Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of December 31, 2016, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2016, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Cost of Options Purchased and Written($)	Notional Amount of Total Return Swap Agreements($)
JNL/Brookfield Global Infrastructure and MLP Fund	-	2,504	-	-
JNL/Capital Guardian Global Balanced Fund	-	66,951	-	-
JNL/Causeway International Value Select Fund	-	1,196	-	-
JNL/DoubleLine Shiller Enhanced CAPE Fund	-	-	-	568,142
JNL/Franklin Templeton Global Growth Fund	-	352	-	-
JNL/Franklin Templeton Income Fund	-	1,850	-	-
JNL/Franklin Templeton International Small Cap Growth Fund	-	810	-	-
JNL/Franklin Templeton Mutual Shares Fund	-	138,597	-	-
JNL/Harris Oakmark Global Equity Fund	-	3,858	-	-
JNL/Invesco China-India Fund	-	628	-	-
JNL/Invesco Global Real Estate Fund	-	1,535	-	-
JNL/Invesco International Growth Fund	-	2,084	-	-
JNL/Invesco Mid Cap Value Fund	-	303	-	-
JNL/Lazard Emerging Markets Fund	-	1,487	-	-
JNL/Mellon Capital European 30 Fund	-	85	-	-
JNL/Mellon Capital Pacific Rim 30 Fund	-	1	-	-
JNL/Mellon Capital S&P 500 Index Fund	95,580	-	-	-
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	45,494	-	-	-
JNL/Mellon Capital Small Cap Index Fund	14,804	-	-	-
JNL/Morgan Stanley Mid Cap Growth Fund	-	-	112	-
JNL/Oppenheimer Emerging Markets Innovator Fund	-	814	-	-

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Notional Value at Purchase of Futures Contracts($)	Cost of Forward Foreign Currency Contracts($)	Cost of Options Purchased and Written($)	Notional Amount of Total Return Swap Agreements($)
JNL/Oppenheimer Global Growth Fund	-	1,712	-	-
JNL/PPM America Floating Rate Income Fund	14,560	-	-	-
JNL/PPM America High Yield Bond Fund	80,893	-	-	-
JNL/PPM America Total Return Fund	205,791	-	-	-
JNL/Red Rock Listed Private Equity Fund	-	626	-	-
JNL/S&P International 5 Fund	-	99	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	-	38	-	-
JNL/T. Rowe Price Short-Term Bond Fund	216,438	-	-	-
JNL/T. Rowe Price Value Fund	-	244	-	-
JNL/WMC Balanced Fund	29,736	-	-	-

Pledged or Segregated Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for Funds at December 31, 2016 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

			Futures Contracts		Securities Sold Short
	Lending Agent/ Prime Broker	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Segregated Securities($)	Pledged Cash($)
JNL/BlackRock Global Allocation Fund	UBS	N/A	—	—	6,554	30,132
JNL/Boston Partners Global Long Short Equity Fund	GSI	N/A	—	—	186,860	263,708
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	N/A	—	—	228,001	106,068
JNL/Goldman Sachs U.S. Equity Flex Fund	SSB	N/A	—	—	139,448	—
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	1,673	—	—
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	8,506	—	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	3,022	—	—
JNL/Mellon Capital SmallCap Index Fund	N/A	GSC	—	2,288	—	—
JNL/Mellon Capital International Index Fund	N/A	GSC	—	3,137	—	—
JNL/Multi-Manager Alternative Fund	JPM/SSB	N/A	—	—	106,528	62,823
JNL/Neuberger Berman Strategic Income Fund	N/A	GSC	8	5,185	—	—
JNL/PPM America Floating Rate Income Fund	N/A	RBS	183	—	—	—
JNL/PPM America High Yield Bond Fund	N/A	RBS	936	—	—	—
JNL/PPM America Total Return Fund	N/A	RBS	872	—	—	—
JNL/Scout Unconstrained Bond Fund	N/A	JPM	1,506	—	—	—
JNL/T. Rowe Price Short-Term Bond Fund	N/A	GSC	—	603	—	—
JNL/Westchester Capital Event Driven Fund	GSI/JPM/SSB	N/A	—	—	97,974	52,782
JNL/WMC Balanced Fund	N/A	GSC	424	—	—	—

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Private Equity Companies Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests. Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk. The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

Money Market Fund Reform. In July 2014, the SEC voted to amend the rules under the 1940 Act applicable to money market funds which are intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. The new rules require a floating NAV for institutional prime money market funds, along with the potential use of liquidity fees and redemption gates for all prime money market funds in times of market stress. The SEC also adopted additional diversification, stress-testing and disclosure measures for money market funds. Government money market funds, defined under the new rules as having 99.5% of total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities are exempt from the new rules. Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Act, had proposed certain recommendations for money market fund reform. The amendments had staggered compliance dates with a majority of these amendments requiring compliance on October 14, 2016, two years after the effective date for the amendments. The JNL/WMC Money Market Fund converted to a government money market fund effective September 19, 2016.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net asset levels and the administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/AB Dynamic Asset Allocation Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.15	0.13
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10	0.09
JNL/BlackRock Natural Resources Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/Boston Partners Global Long Short Equity Fund	1.20	1.20	1.20 - 1.15	0.15	0.13
JNL/Brookfield Global Infrastructure and MLP Fund	0.80	0.80	0.80 - 0.75	0.15	0.13
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15	0.13
JNL/Causeway International Value Select Fund	0.70	0.70 - 0.65	0.60	0.15	0.13
JNL/Crescent High Income Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.75	0.75	0.70	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.75	0.75	0.70	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.85	0.85	0.85 - 0.75	0.15	0.13
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund[1]	0.70	0.70	0.70 - 0.60	0.15	0.13
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10	0.09
JNL/Franklin Templeton International Small Cap Growth Fund[2]	0.925	0.925	0.875	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10	0.09
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55 - 0.50	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15	0.13
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10	0.09
JNL/Goldman Sachs U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.75	0.15	0.13
JNL/Harris Oakmark Global Equity Fund	0.85	0.85	0.85 - 0.80	0.15	0.13
JNL/Invesco China-India Fund	0.90	0.90	0.85	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15	0.13
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15	0.13

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10	0.09
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10	0.09
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10	0.09
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15	0.13
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15	0.13
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.15	0.13
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.22	0.10	0.09
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15	0.13
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10	0.09
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.26	0.15	0.13
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15	0.13
JNL Multi-Manager Alternative Fund	1.75	1.75	1.75 - 1.70	0.20	0.18
JNL Multi-Manager Mid Cap Fund	0.75	0.75	0.725 – 0.70	0.15	0.13
JNL/Multi-Manager Small Cap Growth Fund	0.75	0.70	0.65	0.10	0.09
JNL/Multi-Manager Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10	0.09
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.55 - 0.50	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund	1.10	1.10	1.10 - 1.05	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15	0.13
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10	0.09
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50 - 0.49	0.10	0.09
JNL/PPM America Floating Rate Income Fund[3]	0.65	0.65	0.60 – 0.55	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10	0.09
JNL/PPM America Total Return Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10	0.09
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15	0.13
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P International 5 Fund	0.45	0.45	0.45 - 0.40	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10	0.09
JNL/S&P Mid 3 Fund	0.50	0.50	0.50 - 0.45	0.10	0.09
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.65	0.65	0.65 - 0.60	0.15	0.13
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10	0.09
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10	0.09
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10	0.09
JNL/T. Rowe Price Value Fund	0.70	0.70 - 0.65	0.60	0.10	0.09
JNL/Westchester Capital Event Driven Fund	1.10	1.10	1.10 - 0.95	0.15	0.13
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10	0.09
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10	0.09
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10	0.09

1 Prior to September 19, 2016 the range for over $500 million was 0.75 – 0.65%.

2 Prior to September 19, 2016 the range for $0 to $100 million was 0.95%; the range for $100 million to $500 million was 0.95%; and over $500 million was 0.90%.

3 Prior to September 19, 2016 the range for over $500 million was 0.60%.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place. During the year ended December 31, 2016, JNAM recovered $7 of previously reimbursed expenses (in thousands). At December 31, 2016, the amount of potentially recoverable expenses (in thousands) was $5,335 that expires on 2017, $4,407 that expires on 2018 and $1,982 that expires on 2019.

Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/FPA + DoubleLine Flexible Allocation Fund[1]	0.00%
JNL/Franklin Templeton Global Multisector Bond Fund[2]	0.00%
JNL/Goldman Sachs Core Plus Bond Fund	0.025% for net assets between $0 - $500 million
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets over $500 million

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million
JNL/Mellon Capital S&P 500 Index Fund	0.01%
JNL/Morgan Stanley Mid Cap Growth Fund	0.025%
JNL Multi-Manager Alternative Fund	0.40%
JNL/Oppenheimer Global Growth Fund	0.05% for net assets between $0 - $300 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

1 Prior to September 19, 2016 the contractual fee waiver was 0.05% for net assets between $2 - $3 billion.

2 Prior to September 19, 2016 the contractual fee waiver was 0.05% for net assets between $0 - $1 billion.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/Capital Guardian Global Balanced Fund	0.025%
JNL/FPA + DoubleLine Flexible Allocation Fund[1] JNL/Franklin Templeton Mutual Shares Fund[1] JNL/Goldman Sachs Emerging Markets Debt Fund1 JNL/Invesco China-India Fund	0.05% for net assets between $0 - $1 billion 0.03% 0.025% for net assets between $0 - $200 million 0.05% for net assets between $0 - $500 million
JNL/Invesco Global Real Estate Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco International Growth Fund	0.05% for net assets between $0 - $50 million and 0.02% for net assets over $2 billion
JNL/Invesco Mid Cap Value Fund	0.05% for net assets between $0 - $50 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $50 million
JNL/Lazard Emerging Markets Fund	0.10% for the first $100 million
JNL/Mellon Capital Emerging Markets Index Fund	0.05% for net assets over $750 million
JNL Multi-Manager Alternative Fund[2]	0.00%
JNL/Oppenheimer Global Growth Fund1 JNL/PIMCO Real Return Fund	0.05% for net assets between $0 - $300 million 0.01% for net assets over $2 billion
JNL/PIMCO Total Return Bond Fund	0.02% for net assets over $1 billion
JNL/PPM America Floating Rate Income Fund[1] JNL/PPM America Mid Cap Value Fund	0.05% for net assets between $300 - $500 million 0.10% for net assets over $150 million
JNL/PPM America Small Cap Value Fund	0.10% for net assets over $150 million
JNL/T. Rowe Price Value Fund[3]	0.01%

1 Effective September 19, 2016.

2 Prior to April 25, 2016, the voluntary fee waiver was 1.00% for net assets sub-advised by Babson Capital Management LLC.

3 Effective October 17, 2016.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the year ended December 31, 2016, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Goldman Sachs Mid Cap Value Fund $87.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates. During the year ended December 31, 2016, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx $ High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund's Sub-Adviser.

The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL Money Market Fund
JNL/AB Dynamic Asset Allocation Fund	13,114	3,379	20
JNL/AQR Managed Futures Strategy Fund	121,277	205,119	390
JNL/BlackRock Large Cap Select Growth Fund	40,091	31,170	60
JNL/BlackRock Natural Resources Fund	32,373	64,692	126
JNL/Boston Partners Global Long Short Equity Fund	37,480	62,933	84
JNL/Brookfield Global Infrastructure and MLP Fund	29,791	10,761	46
JNL/Capital Guardian Global Balanced Fund	24,913	21,496	62
JNL/Causeway International Value Select Fund	35,383	23,577	70
JNL/Crescent High Income Fund	-	17,302	156
JNL/DFA U.S. Core Equity Fund	3,831	6,662	12
JNL/DoubleLine Emerging Markets Fixed Income Fund	-	5,557	10
JNL/DoubleLine Shiller Enhanced CAPE Fund	34,878	33,715	159
JNL/FPA + DoubleLine Flexible Allocation Fund	63,949	35,578	259
JNL/Franklin Templeton Global Growth Fund	28,702	54,821	68
JNL/Franklin Templeton Global Multisector Bond Fund	263,025	208,722	479
JNL/Franklin Templeton Income Fund	181,039	170,877	499
JNL/Franklin Templeton International Small Cap Growth Fund	30,407	17,085	42
JNL/Franklin Templeton Mutual Shares Fund	80,288	118,931	174
JNL/Goldman Sachs Core Plus Bond Fund	159,837	17,000	223
JNL/Goldman Sachs Emerging Markets Debt Fund	-	6,250	11
JNL/Goldman Sachs Mid Cap Value Fund	23,628	17,915	95
JNL/Goldman Sachs U.S. Equity Flex Fund	7,130	3,370	26
JNL/Harris Oakmark Global Equity Fund	2,560	2,576	7
JNL/Invesco China-India Fund	5,060	90	20
JNL/Invesco Global Real Estate Fund	21,618	18,081	61
JNL/Invesco International Growth Fund	70,126	79,445	241
JNL/Invesco Mid Cap Value Fund	22,412	25,901	54
JNL/Invesco Small Cap Growth Fund	68,603	67,872	120
JNL/JPMorgan MidCap Growth Fund	50,171	45,647	101
JNL/JPMorgan U.S. Government & Quality Bond Fund	70,015	31,261	207
JNL/Lazard Emerging Markets Fund	3,595	34,456	52
JNL/Mellon Capital Bond Index Fund	57,117	63,519	159
JNL/Mellon Capital Emerging Markets Index Fund	13,611	26,309	29
JNL/Mellon Capital European 30 Fund	1,270	-	1
JNL/Mellon Capital International Index Fund	19,024	41,870	74
JNL/Mellon Capital Pacific Rim 30 Fund	297	-	-
JNL/Mellon Capital S&P 400 MidCap Index Fund	33,612	40,957	110
JNL/Mellon Capital S&P 500 Index Fund	32,996	69,051	240
JNL/Mellon Capital Small Cap Index Fund	7,827	34,709	50
JNL/Mellon Capital Utilities Sector Fund	236	48	1
JNL/Morgan Stanley Mid Cap Growth Fund	17,729	4,104	29
JNL Multi-Manager Alternative Fund	199,203	153,800	448
JNL Multi-Manager Mid Cap Fund	-	117,358	29
JNL Multi-Manager Small Cap Growth Fund	36,507	20,822	66
JNL Multi-Manager Small Cap Value Fund	22,296	26,869	70
JNL/Neuberger Berman Strategic Income Fund	35,753	7,056	54
JNL/Oppenheimer Emerging Markets Innovator Fund	16,319	21,291	55
JNL/Oppenheimer Global Growth Fund	27,717	41,905	147
JNL/PPM America Floating Rate Income Fund	-	57,951	104
JNL/PPM America High Yield Bond Fund	51,674	47,653	199
JNL/PPM America Mid Cap Value Fund	1,573	6,877	14
JNL/PPM America Small Cap Value Fund	-	12,948	16
JNL/PPM America Total Return Fund	34,606	34,969	149
JNL/PPM America Value Equity Fund	142	2,289	3
JNL/Red Rocks Listed Private Equity Fund	10,242	5,505	19
JNL/S&P Competitive Advantage Fund	5,986	5,845	17
JNL/S&P Dividend Income & Growth Fund	7,542	15,181	62
JNL/S&P International 5 Fund	323	551	1
JNL/S&P Intrinsic Value Fund	8,393	506	11
JNL/S&P Mid 3 Fund	1,006	1,915	2

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/S&P Total Yield Fund	1,993	5,014	20
JNL/Scout Unconstrained Bond Fund	53,596	149,171	432
JNL/T. Rowe Price Established Growth Fund	3,891	5,154	13
JNL/T. Rowe Price Mid-Cap Growth Fund	7,789	2,472	12
JNL/T. Rowe Price Short-Term Bond Fund	10,582	8,876	19
JNL/T. Rowe Price Value Fund	6,448	4,300	10
JNL/Westchester Capital Event Driven Fund	-	7,571	34
JNL/WMC Balanced Fund	228,903	404,425	788
JNL/WMC Value Fund	22,448	22,972	46
T. Rowe Price Government Reserve Fund
JNL/T. Rowe Price Established Growth Fund	161,462	30,549	197
JNL/T. Rowe Price Mid-Cap Growth Fund	181,893	141,786	625
JNL/T. Rowe Price Short-Term Bond Fund	12,354	16,266	65
JNL/T. Rowe Price Value Fund	8,765	6,415	93

The following table details each Fund’s long term investments in affiliates held during the year ended December 31, 2016.

	Affiliated Investment	Value Beginning of Period($)	Purchases ($)	Sales Proceeds ($)	Dividend/ Interest Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	7,576	-	-	-	-	8,206
JNL/BlackRock Global Allocation Fund	iShares iBoxx $ High Yield Corporate Bond ETF	-	17,635	14,611	189	602	3,751
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	13,544	1,277	365	238	(5)	16,550
JNL/Mellon Capital International Index Fund	Prudential plc	10,879	418	483	330	200	9,377

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the year ended December 31, 2016.

Fund	Purchase of Securities ($)	Proceeds from Sales of Securities ($)
JNL/Goldman Sachs Emerging Markets Debt Fund	-	32,823
JNL/Invesco Small Cap Growth Fund	48,441	-
JNL/Capital Guardian Global Diversified Research Fund*	29,553	10,877
JNL/S&P Competitive Advantage Fund	-	237,821
JNL/S&P Dividend Income & Growth Fund	97,941	164,660
JNL/S&P Intrinsic Value Fund	224,430	203,536
JNL/S&P Total Yield Fund	307,948	24,302

*The fund was acquired by JNL/Oppenheimer Global Growth Fund.

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL Multi-Manager Mid Cap Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, JNL/Crescent High Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund and JNL Multi-Manager Alternative Fund were added to the SCA. Also effective June 3, 2016, the Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 3, 2016, the amount available under the facility was $450,000,000. The Participating Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA. Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 3, 2016, the Participating Funds paid an annual fee of 0.10% of the available commitments which was allocated to the Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the year.

Prior to June 3, 2016, JNL/PPM America Floating Rate Income Fund participated in a $150 million committed, unsecured revolving line of credit facility with State Street Corp. Borrowings were to be used solely for temporary or emergency purposes. The Fund was permitted to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund paid an annual commitment fee of 0.175% for this facility. The commitment fee is included in other expenses in the Fund's Statement of Operations. The line of credit facility with State Street Corp. was terminated effective June 3, 2016. No amounts were borrowed under the facility during the period it was effective.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Money Market Fund, along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. REVERSE SHARE SPLIT

As of close of business on May 6, 2016, JNL/Causeway International Value Select Fund and JNL/PPM America High Yield Bond Fund each implemented a 2 for 1 reverse share split. The reverse share splits effectively decreased the number of shares outstanding for Class A and Class B shares of each Fund. As a result, shareholders’ accounts reflect fewer shares with a higher NAV per share. While the number of shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments were affected. Per share data in the financial highlights prior to May 6, 2016, has been retroactively adjusted to give effect to the reverse share split.

NOTE 11. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to acquisitions completed on April 25, 2016. The acquisitions were completed by a tax free exchange of Class A and B shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and at a special meeting of each Fund's shareholders on March 21, 2016. The purpose of each acquisition was to combine Funds with comparable investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds' realized and unrealized gains and losses with amounts distributable to the shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
Class A	Class A	471,151	16,540	1,476,534	106,608	34,023
Class B	Class B	475	16	994	71	34
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
Class A	Class A	111,139	17,399	332,434	46,212	15,463
Class B	Class B	114	18	299	41	16
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
Class A	Class A	936,835	79,695	1,605,687	59,485	34,724
Class B	Class B	845	70	511	18	30
JNL/Mellon Capital Frontier Markets 100 Index Fund[1]	JNL/Mellon Capital Emerging Markets Index Fund
Class A	Class A	15,860	1,415	810,482	94,070[2]	1,840

1 The acquired Fund is a separate series of Jackson Variable Series Trust and is advised by JNAM.

2 As of close of business on March 7, 2016, JNL/Mellon Capital Frontier Markets 100 Index Fund implemented a 13 for 1 reverse share split. The reverse share split effectively decreased the number of shares outstanding for shares of the Fund. As a result, shareholders' accounts reflected fewer shares with a higher NAV per share. While the number of shares decreased as a result of the reverse share split, neither the Fund's holdings nor the total value of shareholders' investments were affected.

Immediately prior to the reorganization, the cost, market value and unrealized depreciation of investments (in thousands) for the acquired Funds were as follows:

Acquired Fund	Cost of Investments ($)	Value of Investments ($)	Net Unrealized Appreciation/ (Depreciation) ($)
JNL/Capital Guardian Global Diversified Research Fund	393,054	409,592	16,538
JNL/Eastspring Investments Asia ex-Japan Fund	75,176	74,823	(353)
JNL/Invesco Large Cap Growth Fund	865,778	908,876	43,098
JNL/Mellon Capital Frontier Markets 100 Index Fund	2	1	(1)

Assuming the acquisitions had been completed on January 1, 2016, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the year ended December 31, 2016, would have been:

Acquiring Fund	Net Investment Income (Loss) ($)	Net Realized Gain (Loss) ($)	Net Change In Unrealized Appreciation/ (Depreciation) ($)	Net Change in Net Assets from Operations ($)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Oppenheimer Global Growth Fund	17,266	(8,583)	21,776	30,459
JNL/Invesco China-India Fund	2,630	(61,248)	49,383	(9,235)
JNL/BlackRock Large Cap Select Growth Fund	(804)	85,976	(88,028)	(2,856)
JNL/Mellon Capital Emerging Markets Index Fund	14,444	(21,747)	77,820	70,517

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statement of Operations since April 25, 2016 for the respective acquisition.

The following table includes information (in thousands) relating to another acquisition completed on April 25, 2016. The acquisition was completed by a tax free exchange of Class A shares of a Fund in the Trust with shares in a fund in JNL Investors Series Trust pursuant to a plan of reorganization approved by each Trust's Board. The purpose of the acquisition was to facilitate an acquisition of a fund with the same name in JNL Investors Series Trust into the Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes. The acquired Fund had no activity prior to inception on April 25, 2016 nor did it hold any investments on April 25, 2016, and as a result, there were no results of operations, net assets, cost basis or market value carried forward from the acquired Fund to the acquiring fund.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/PPM America Total Return Fund	JNL/PPM America Total Return Fund[1]
Class A	Class A	–	–	994,891	83,788	–

1 For financial reporting purposes, the acquiring fund is a separate series of JNL Investors Series Trust.

NOTE 12. INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund has the intent to continue to comply with tax provisions pertaining to RICs and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consents and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Undistributed Net Investment Income (Loss)($)	Accumulated Net Realized Gain (Loss)($)	Paid-in Capital($)
JNL/AB Dynamic Asset Allocation Fund	228	(228)	—
JNL/AQR Managed Futures Strategy Fund	3,269	4,631	(7,900)
JNL/BlackRock Global Allocation Fund	(8,943)	8,943	—
JNL/BlackRock Large Cap Select Growth Fund	1,219	(2,292)	1,073
JNL/BlackRock Natural Resources Fund	772	(772)	—
JNL/Boston Partners Global Long Short Equity Fund	(3,505)	3,826	(321)
JNL/Brookfield Global Infrastructure and MLP Fund	3,590	(3,566)	(24)
JNL/Capital Guardian Global Balanced Fund	(1,460)	1,460	—
JNL/Causeway International Value Select Fund	150	51,966	(52,116)
JNL/Crescent High Income Fund	221	(40)	(181)
JNL/DFA U.S. Core Equity Fund	163	(163)	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	60	—	(60)
JNL/DoubleLine Shiller Enhanced CAPE Fund	(1,961)	1,961	—
JNL/FPA + DoubleLine Flexible Allocation Fund	16,860	21,090	(37,950)
JNL/Franklin Templeton Global Growth Fund	(245)	245	—
JNL/Franklin Templeton Global Multisector Bond Fund	(146,478)	198,877	(52,399)
JNL/Franklin Templeton Income Fund	(1,229)	1,229	—
JNL/Franklin Templeton International Small Cap Growth Fund	(88)	88	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Franklin Templeton Mutual Shares Fund	16,767	(16,767)	—
JNL/Goldman Sachs Core Plus Bond Fund	(2,687)	2,687	—
JNL/Goldman Sachs Emerging Markets Debt Fund	(26,895)	46,717	(19,822)
JNL/Goldman Sachs Mid Cap Value Fund	1,948	(1,948)	—
JNL/Goldman Sachs U.S. Equity Flex Fund	520	(520)	—
JNL/Harris Oakmark Global Equity Fund	49	(49)	—
JNL/Invesco China-India Fund	(1,001)	(25,313)	26,314
JNL/Invesco Global Real Estate Fund	21,474	(21,474)	—
JNL/Invesco International Growth Fund	26	(26)	—
JNL/Invesco Mid Cap Value Fund	3,846	(3,846)	—
JNL/Invesco Small Cap Growth Fund	2,754	—	(2,754)
JNL/JPMorgan MidCap Growth Fund	293	1,472	(1,765)
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,427	(2,427)	—
JNL/Lazard Emerging Markets Fund	624	(624)	—
JNL/Mellon Capital Emerging Markets Index Fund	(264)	(11,453)	11,717
JNL/Mellon Capital European 30 Fund	563	(563)	—
JNL/Mellon Capital Pacific Rim 30 Fund	190	(190)	—
JNL/Mellon Capital S&P 500 Index Fund	2,184	(1,201)	(983)
JNL/Mellon Capital Small Cap Index Fund	2,271	(3)	(2,268)
JNL/Mellon Capital International Index Fund	(2,058)	2,058	—
JNL/Mellon Capital Bond Index Fund	2,232	(2,232)	—
JNL/Morgan Stanley Mid Cap Growth Fund	27	(4)	(23)
JNL Multi-Manager Alternative Fund	526	(526)	—
JNL Multi-Manager Mid Cap Fund	331	—	(331)
JNL Multi-Manager Small Cap Growth Fund	1,940	745	(2,685)
JNL Multi-Manager Small Cap Value Fund	10	(10)	—
JNL/Neuberger Berman Strategic Income Fund	(29)	29	—
JNL/Oppenheimer Emerging Markets Innovator Fund	(1,204)	872	332
JNL/Oppenheimer Global Growth Fund	1,850	(1,866)	16
JNL/PIMCO Real Return Fund	18,128	3,332	(21,460)
JNL/PIMCO Total Return Bond Fund	(73,675)	73,675	—
JNL/PPM America Floating Rate Income Fund	(592)	592	—
JNL/PPM America High Yield Bond Fund	3,439	(1,165)	(2,274)
JNL/PPM America Total Return Fund	889	(889)	—
JNL/PPM America Value Equity Fund	(3)	4,812	(4,809)
JNL/Red Rocks Listed Private Equity Fund	16,861	(16,859)	(2)
JNL/S&P International 5 Fund	241	(241)	—
JNL/S&P Mid 3 Fund	745	(745)	—
JNL/Scout Unconstrained Bond Fund	306	(306)	—
JNL/T. Rowe Price Established Growth Fund	304	(304)	—
JNL/T. Rowe Price Mid-Cap Growth Fund	7,077	(7,077)	—
JNL/T. Rowe Price Short-Term Bond Fund	4,894	(4,894)	—
JNL/T. Rowe Price Value Fund	4,147	(4,147)	—
JNL/Westchester Capital Event Driven Fund	6,881	(6,881)	—
JNL/WMC Balanced Fund	2,165	(2,165)	—
JNL/WMC Value Fund	2,475	(2,475)	—

At December 31, 2016, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/AB Dynamic Asset Allocation Fund	—	—	227	414	641
JNL/AQR Managed Futures Strategy Fund	—	—	50,839	14,469	65,308
JNL/BlackRock Global Allocation Fund	—	—	—	64,131	64,131
JNL/BlackRock Natural Resources Fund	2017	13,799	5,308	37,366	56,473
JNL/Boston Partners Global Long Short Equity Fund	—	—	6,649	2,471	9,120
JNL/Brookfield Global Infrastructure and MLP Fund	—	—	62,839	49,215	112,054
JNL/Causeway International Value Select Fund	2017-2018	127,665	38,646	10,629	176,940
JNL/Franklin Templeton Global Growth Fund	—	—	—	1,178	1,178
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	23,578	14,376	37,954
JNL/Franklin Templeton Income Fund	2018	681	30,691	83,030	114,402
JNL/Goldman Sachs Core Plus Bond Fund	—	—	12,957	—	12,957
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	29,183	—	29,183
JNL/Goldman Sachs Mid Cap Value Fund	—	—	21,470	2,173	23,643
JNL/Goldman Sachs U.S. Equity Flex Fund	—	—	15,169	13,087	28,256
JNL/Harris Oakmark Global Equity Fund	—	—	1,230	3,351	4,581
JNL/Invesco China-India Fund	—	—	21,533	45,158	66,691
JNL/Invesco Mid Cap Value Fund	—	—	6,569	6,889	13,458
JNL/JPMorgan U.S. Government & Quality Bond Fund	2017	775	2,633	—	3,408
JNL/Lazard Emerging Markets Fund	—	—	8,404	146,776	155,180

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

JNL/Mellon Capital Emerging Markets Index Fund	—	—	13,379	58,484	71,863
JNL/Mellon Capital European 30 Fund	—	—	46,839	19,190	66,029
JNL/Mellon Capital Pacific Rim 30 Fund	—	—	—	6,312	6,312
JNL/Mellon Capital International Index Fund	2017-2018	6,331	—	3,274	9,605
JNL/Mellon Capital Bond Index Fund	—	—	746	287	1,033
JNL/Morgan Stanley Mid Cap Growth Fund	—	—	5,234	5,535	10,769
JNL Multi-Manager Alternative Fund	—	—	32,412	5,420	37,832
JNL Multi-Manager Small Cap Growth Fund	—	—	55,218	—	55,218
JNL/Neuberger Berman Strategic Income Fund	—	—	732	12,130	12,862
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	14,085	3,078	17,163
JNL/Oppenheimer Global Growth Fund	—	—	30,981	8,634	39,615
JNL/PIMCO Real Return Fund	—	—	131,493	26,494	157,987
JNL/PIMCO Total Return Bond Fund	—	—	79,045	—	79,045
JNL/PPM America Floating Rate Income Fund	—	—	3,705	42,859	46,564
JNL/PPM America High Yield Bond Fund	—	—	3,990	254,479	258,469
JNL/PPM America Total Return Fund	—	—	—	12,992	12,992
JNL/PPM America Value Equity Fund	2017	38,062	—	—	38,062
JNL/S&P International 5 Fund	—	—	7,651	6,987	14,638
JNL/S&P Intrinsic Value Fund	—	—	26,544	—	26,544
JNL/S&P Mid 3 Fund	—	—	10,533	16,728	27,261
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	10,585	17,663	49,618
JNL/Westchester Capital Event Driven Fund	—	—	7,365	1,817	9,182
JNL/WMC Money Market Fund	—	—	6	—	6

As of December 31, 2016, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AB Dynamic Asset Allocation Fund	36,257	833	(706)	127
JNL/AQR Managed Futures Strategy Fund	664,084	4	(22)	(18)
JNL/BlackRock Global Allocation Fund	3,729,851	250,762	(238,822)	11,940
JNL/BlackRock Large Cap Select Growth Fund	2,302,185	270,166	(31,780)	238,386
JNL/BlackRock Natural Resources Fund	1,005,370	152,740	(127,621)	25,119
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	671,582	56,353	(20,739)	35,614
Short Investments	250,458	9,051	(21,279)	(12,228)
JNL/Brookfield Global Infrastructure and MLP Fund	947,457	41,678	(34,514)	7,164
JNL/Capital Guardian Global Balanced Fund	462,394	34,450	(27,441)	7,009
JNL/Causeway International Value Select Fund	806,491	50,670	(72,384)	(21,714)
JNL/Crescent High Income Fund	627,353	13,827	(2,401)	11,426
JNL/DFA U.S. Core Equity Fund	798,354	207,644	(45,400)	162,244
JNL/DoubleLine Emerging Markets Fixed Income Fund	143,710	960	(1,684)	(724)
JNL/DoubleLine Shiller Enhanced CAPE Fund	749,078	2,133	(4,563)	(2,430)
JNL/FPA + DoubleLine Flexible Allocation Fund	2,012,121	131,131	(120,827)	10,304
JNL/Franklin Templeton Global Growth Fund	939,125	135,168	(96,195)	38,973
JNL/Franklin Templeton Global Multisector Bond Fund	1,716,537	40,306	(131,637)	(91,331)
JNL/Franklin Templeton Income Fund	2,460,461	223,131	(105,201)	117,930
JNL/Franklin Templeton International Small Cap Growth Fund	534,456	56,655	(75,771)	(19,116)
JNL/Franklin Templeton Mutual Shares Fund	1,036,748	235,268	(68,925)	166,343
JNL/Goldman Sachs Core Plus Bond Fund	1,213,159	15,987	(17,606)	(1,619)
JNL/Goldman Sachs Emerging Markets Debt Fund	335,707	4,836	(44,595)	(39,759)
JNL/Goldman Sachs Mid Cap Value Fund	850,613	93,653	(16,421)	77,232
JNL/Goldman Sachs U.S. Equity Flex Fund
Long Investments	411,584	59,792	(10,096)	49,696
Short Investments	96,335	2,526	(17,699)	(15,173)
JNL/Harris Oakmark Global Equity Fund	60,510	5,914	(1,738)	4,176
JNL/Invesco China-India Fund	422,902	46,777	(45,745)	1,032
JNL/Invesco Global Real Estate Fund	1,877,661	73,810	(131,910)	(58,099)
JNL/Invesco International Growth Fund	1,290,709	96,996	(129,201)	(32,205)
JNL/Invesco Mid Cap Value Fund	566,127	91,875	(25,209)	66,666
JNL/Invesco Small Cap Growth Fund	1,392,887	259,027	(71,033)	187,994
JNL/JPMorgan MidCap Growth Fund	1,516,619	182,196	(108,337)	73,859
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,474,050	40,922	(23,191)	17,731
JNL/Lazard Emerging Markets Fund	935,268	102,800	(162,040)	(59,240)
JNL/Mellon Capital Emerging Markets Index Fund	1,076,854	82,186	(196,884)	(114,698)
JNL/Mellon Capital European 30 Fund	368,803	25,436	(45,070)	(19,634)
JNL/Mellon Capital Pacific Rim 30 Fund	218,416	14,430	(8,980)	5,450
JNL/Mellon Capital S&P 500 Index Fund	5,075,870	1,652,133	(174,237)	1,477,896
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,302,743	525,204	(121,849)	403,355
JNL/Mellon Capital Small Cap Index Fund	1,997,671	570,395	(107,897)	462,498
JNL/Mellon Capital International Index Fund	2,266,500	329,181	(309,887)	19,294
JNL/Mellon Capital Bond Index Fund	1,210,660	15,625	(16,377)	(752)
JNL/Mellon Capital Utilities Sector Fund	73,996	4,787	(2,423)	2,364
JNL/Morgan Stanley Mid Cap Growth Fund	119,917	11,387	(15,222)	(3,835)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Multi-Manager Alternative Fund	832,658	36,700	(19,642)	17,058
JNL Multi-Manager Mid Cap Fund	860,450	57,672	(15,809)	41,863
JNL Multi-Manager Small Cap Growth Fund	1,319,053	163,304	(41,438)	121,866
JNL Multi-Manager Small Cap Value Fund	1,113,793	206,651	(28,229)	178,422
JNL/Neuberger Berman Strategic Income Fund	758,540	11,971	(17,429)	(5,458)
JNL/Oppenheimer Emerging Markets Innovator Fund	307,560	30,162	(24,527)	5,635
JNL/Oppenheimer Global Growth Fund	1,604,601	309,221	(84,197)	225,024
JNL/PIMCO Real Return Fund	2,308,565	15,333	(116,014)	(100,681)
JNL/PIMCO Total Return Bond Fund	5,922,243	73,080	(154,752)	(81,672)
JNL/PPM America Floating Rate Income Fund	1,458,305	13,387	(23,440)	(10,053)
JNL/PPM America High Yield Bond Fund	2,446,613	121,567	(83,587)	37,980
JNL/PPM America Mid Cap Value Fund	677,805	94,853	(19,631)	75,222
JNL/PPM America Small Cap Value Fund	723,856	106,649	(17,887)	88,762
JNL/PPM America Total Return Fund	1,134,887	16,637	(16,056)	581
JNL/PPM America Value Equity Fund	198,881	31,051	(7,753)	23,298
JNL/Red Rocks Listed Private Equity Fund	443,751	51,080	(11,714)	39,366
JNL/S&P Competitive Advantage Fund	2,988,305	167,776	(162,784)	4,992
JNL/S&P Dividend Income & Growth Fund	5,753,449	424,154	(123,983)	300,171
JNL/S&P International 5 Fund	111,017	10,750	(7,628)	3,122
JNL/S&P Intrinsic Value Fund	2,886,853	92,068	(287,491)	(195,423)
JNL/S&P Mid 3 Fund	290,867	22,087	(8,466)	13,621
JNL/S&P Total Yield Fund	2,465,478	117,514	(131,126)	(13,612)
JNL/Scout Unconstrained Bond Fund	1,284,426	2,823	(8,530)	(5,707)
JNL/T. Rowe Price Established Growth Fund	5,373,191	1,315,506	(141,012)	1,174,494
JNL/T. Rowe Price Mid-Cap Growth Fund	3,231,594	839,255	(119,567)	719,688
JNL/T. Rowe Price Short-Term Bond Fund	1,658,192	4,186	(4,641)	(455)
JNL/T. Rowe Price Value Fund	3,827,674	437,819	(63,193)	374,626
JNL/Westchester Capital Event Driven Fund	346,182	15,068	(2,758)	12,310
JNL/WMC Balanced Fund	5,902,749	738,272	(82,929)	655,343
JNL/WMC Money Market Fund	1,299,310	—	—	—
JNL/WMC Value Fund	1,363,167	459,788	(67,472)	392,316

As of December 31, 2016, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/AB Dynamic Asset Allocation Fund	807	—	88	(641)
JNL/AQR Managed Futures Strategy Fund	—	—	(45,688)	(65,308)
JNL/BlackRock Global Allocation Fund	61,067	—	17,983	(64,131)
JNL/BlackRock Large Cap Select Growth Fund	—	48,909	238,263	—
JNL/BlackRock Natural Resources Fund	7,818	—	25,057	(56,473)
JNL/Boston Partners Global Long Short Equity Fund	—	—	23,425	(9,120)
JNL/Brookfield Global Infrastructure and MLP Fund	22,430	—	7,131	(112,054)
JNL/Capital Guardian Global Balanced Fund	9,782	6,395	5,235	—
JNL/Causeway International Value Select Fund	17,419	—	(21,807)	(176,940)
JNL/Crescent High Income Fund	17,284	—	11,426	—
JNL/DFA U.S. Core Equity Fund	10,193	19,942	162,230	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	6,708	—	(724)	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	54,726	122	55,277	—
JNL/FPA + DoubleLine Flexible Allocation Fund	20,841	19,890	2,708	—
JNL/Franklin Templeton Global Growth Fund	16,687	—	38,913	(1,178)
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	(117,607)	(37,954)
JNL/Franklin Templeton Income Fund	94,810	—	117,804	(114,402)
JNL/Franklin Templeton International Small Cap Growth Fund	8,681	—	(19,145)	—
JNL/Franklin Templeton Mutual Shares Fund	37,389	19,026	166,289	—
JNL/Goldman Sachs Core Plus Bond Fund	22,662	—	(3,699)	(12,957)
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	(62,855)	(29,183)
JNL/Goldman Sachs Mid Cap Value Fund	10,542	—	77,197	(23,643)
JNL/Goldman Sachs U.S. Equity Flex Fund	2,813	—	34,515	(28,256)
JNL/Harris Oakmark Global Equity Fund	1,294	—	4,169	(4,581)
JNL/Invesco China-India Fund	1,748	—	929	(66,691)
JNL/Invesco Global Real Estate Fund	69,076	33,767	(58,246)	—
JNL/Invesco International Growth Fund	20,100	5,538	(32,299)	—
JNL/Invesco Mid Cap Value Fund	7,725	—	66,649	(13,458)
JNL/Invesco Small Cap Growth Fund	—	46,171	187,975	—
JNL/JPMorgan MidCap Growth Fund	—	31,332	73,826	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,046	—	17,676	(3,408)
JNL/Lazard Emerging Markets Fund	12,651	—	(59,745)	(155,180)
JNL/Mellon Capital Emerging Markets Index Fund	13,786	—	(115,359)	(71,863)
JNL/Mellon Capital European 30 Fund	13,071	—	(19,696)	(66,029)
JNL/Mellon Capital Pacific Rim 30 Fund	9,140	—	5,441	(6,312)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon Capital S&P 500 Index Fund	105,348	105,856	1,477,773	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	32,483	193,439	403,301	—
JNL/Mellon Capital Small Cap Index Fund	50,774	63,139	462,429	—
JNL/Mellon Capital International Index Fund	55,828	—	19,390	(9,605)
JNL/Mellon Capital Bond Index Fund	22,836	—	(801)	(1,033)
JNL/Mellon Capital Utilities Sector Fund	1,972	2,021	2,364	—
JNL/Morgan Stanley Mid Cap Growth Fund	—	—	(3,837)	(10,769)
JNL Multi-Manager Alternative Fund	5,306	—	12,561	(37,832)
JNL Multi-Manager Mid Cap Fund	3,001	27	41,862	—
JNL Multi-Manager Small Cap Growth Fund	—	—	121,822	(55,218)
JNL Multi-Manager Small Cap Value Fund	25,464	33,020	178,397	—
JNL/Neuberger Berman Strategic Income Fund	19,886	—	(5,507)	(12,862)
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	4,852	(17,163)
JNL/Oppenheimer Global Growth Fund	17,684	—	224,862	(39,615)
JNL/PIMCO Real Return Fund	—	—	(103,472)	(157,987)
JNL/PIMCO Total Return Bond Fund	11,871	—	3,808	(79,045)
JNL/PPM America Floating Rate Income Fund	49,227	—	(10,062)	(46,564)
JNL/PPM America High Yield Bond Fund	136,510	—	36,615	(258,469)
JNL/PPM America Mid Cap Value Fund	7,494	19,811	75,211	—
JNL/PPM America Small Cap Value Fund	2,790	5,561	88,754	—
JNL/PPM America Total Return Fund	28,025	—	339	(12,993)
JNL/PPM America Value Equity Fund	2,965	—	23,289	(38,062)
JNL/Red Rocks Listed Private Equity Fund	18,606	1,932	39,170	—
JNL/S&P Competitive Advantage Fund	37,898	21,299	4,941	—
JNL/S&P Dividend Income & Growth Fund	187,734	272,624	300,082	—
JNL/S&P International 5 Fund	4,080	—	3,111	(14,638)
JNL/S&P Intrinsic Value Fund	66,314	—	(195,471)	(26,544)
JNL/S&P Mid 3 Fund	5,578	—	13,619	(27,261)
JNL/S&P Total Yield Fund	47,776	56,772	(13,650)	—
JNL/Scout Unconstrained Bond Fund	15,177	—	(5,716)	—
JNL/T. Rowe Price Established Growth Fund	4,506	426,429	1,174,338	—
JNL/T. Rowe Price Mid-Cap Growth Fund	9,226	232,808	719,596	—
JNL/T. Rowe Price Short-Term Bond Fund	22,947	—	(515)	(49,618)
JNL/T. Rowe Price Value Fund	79,959	196,979	374,535	—
JNL/Westchester Capital Event Driven Fund	7,465	—	1,827	(9,182)
JNL/WMC Balanced Fund	108,168	152,793	655,185	—
JNL/WMC Money Market Fund	8	—	(59)	(6)
JNL/WMC Value Fund	31,202	96,203	392,219	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/AQR Managed Futures Strategy Fund	30,345	—	—
JNL/BlackRock Global Allocation Fund	27,083	87,357	—
JNL/BlackRock Large Cap Select Growth Fund	—	55,422	—
JNL/BlackRock Natural Resources Fund	6,609	—	—
JNL/Boston Partners Global Long Short Equity Fund	25,288	—	—
JNL/Brookfield Global Infrastructure and MLP Fund	21,119	—	—
JNL/Capital Guardian Global Balanced Fund	1,323	29,165	—
JNL/Causeway International Value Select Fund	9,033	—	—
JNL/DFA U.S. Core Equity Fund	8,799	20,417	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	12,082	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund	22,033	36,601	—
JNL/Franklin Templeton Global Growth Fund	19,052	55,218	—
JNL/Franklin Templeton Global Multisector Bond Fund	9,989	—	—
JNL/Franklin Templeton Income Fund	107,823	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	7,683	10,743	—
JNL/Franklin Templeton Mutual Shares Fund	29,283	71,112	—
JNL/Goldman Sachs Core Plus Bond Fund	29,297	—	—
JNL/Goldman Sachs U.S. Equity Flex Fund	16,069	21,345	—
JNL/Harris Oakmark Global Equity Fund	585	—	—
JNL/Invesco China-India Fund	4,135	12,405	—
JNL/Invesco Global Real Estate Fund	37,181	54,563	—
JNL/Invesco International Growth Fund	21,352	26,222	—
JNL/Invesco Mid Cap Value Fund	2,406	15,954	—
JNL/Invesco Small Cap Growth Fund	—	37,536	—
JNL/JPMorgan MidCap Growth Fund	—	130,529	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL/JPMorgan U.S. Government & Quality Bond Fund	29,991	—	—
JNL/Lazard Emerging Markets Fund	19,064	—	—
JNL/Mellon Capital Emerging Markets Index Fund	15,902	—	—
JNL/Mellon Capital European 30 Fund	11,811	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	9,134	3,656	—
JNL/Mellon Capital S&P 500 Index Fund	7,136	8,437	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	3,691	10,957	—
JNL/Mellon Capital Small Cap Index Fund	9,207	1,772	—
JNL/Mellon Capital International Index Fund	5,594	—	—
JNL/Mellon Capital Bond Index Fund	9,302	—	—
JNL/Mellon Capital Utilities Sector Fund	1,685	820	—
JNL Multi-Manager Alternative Fund	5,683	1,748	—
JNL Multi-Manager Small Cap Growth Fund	—	169,879	—
JNL Multi-Manager Small Cap Value Fund	6,945	84,799	—
JNL/Neuberger Berman Strategic Income Fund	22,486	—	—
JNL/Oppenheimer Global Growth Fund	13,999	51,446	—
JNL/PIMCO Real Return Fund	18,099	—	76,711
JNL/PIMCO Total Return Bond Fund	16,654	2,276	—
JNL/PPM America Floating Rate Income Fund	55,800	—	—
JNL/PPM America High Yield Bond Fund	3,833	—	—
JNL/PPM America Mid Cap Value Fund	5,434	35,532	—
JNL/PPM America Small Cap Value Fund	2,801	2,213	—
JNL/PPM America Total Return Fund	33,782	—	—
JNL/PPM America Value Equity Fund	3,233	—	—
JNL/Red Rocks Listed Private Equity Fund	21,414	51,479	—
JNL/S&P Competitive Advantage Fund	223,548	90,259	—
JNL/S&P Dividend Income & Growth Fund	137,318	180,858	—
JNL/S&P International 5 Fund	4,294	—	—
JNL/S&P Intrinsic Value Fund	68,214	—	—
JNL/S&P Mid 3 Fund	3,826	—	—
JNL/S&P Total Yield Fund	41,600	—	—
JNL/Scout Unconstrained Bond Fund	9,145	—	—
JNL/T. Rowe Price Established Growth Fund	—	33,939	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	23,783	—
JNL/T. Rowe Price Short-Term Bond Fund	20,373	—	—
JNL/T. Rowe Price Value Fund	75,599	293,846	—
JNL/Westchester Capital Event Driven Fund	1,485	2	—
JNL/WMC Balanced Fund	87,922	153,718	—
JNL/WMC Money Market Fund	33	—	—
JNL/WMC Value Fund	17,296	10,612	—
* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2016.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/AB Dynamic Asset Allocation Fund	345	53
JNL/AQR Managed Futures Strategy Fund	51,503	–
JNL/BlackRock Global Allocation Fund	114,206	159,403
JNL/BlackRock Large Cap Select Growth Fund	29,106	64,905
JNL/BlackRock Natural Resources Fund	3,915	–
JNL/Brookfield Global Infrastructure and MLP Fund	17,523	34,970
JNL/Capital Guardian Global Balanced Fund	3,549	26,940
JNL/Causeway International Value Select Fund	27,770	–
JNL/DFA U.S. Core Equity Fund	6,836	25,121
JNL/FPA + DoubleLine Flexible Allocation Fund	18,510	137,554
JNL/Franklin Templeton Global Growth Fund	25,760	28,418
JNL/Franklin Templeton Global Multisector Bond Fund	163,874	1,363
JNL/Franklin Templeton Income Fund	102,722	–
JNL/Franklin Templeton International Small Cap Growth Fund	4,846	33,335
JNL/Franklin Templeton Mutual Shares Fund	40,416	52,408
JNL/Goldman Sachs Core Plus Bond Fund	23,051	–
JNL/Goldman Sachs Mid Cap Value Fund	50,350	59,030
JNL/Goldman Sachs U.S. Equity Flex Fund	14,860	18,761
JNL/Invesco China-India Fund	4,131	–
JNL/Invesco Global Real Estate Fund	54,793	115,560
JNL/Invesco International Growth Fund	24,106	–
JNL/Invesco Mid Cap Value Fund	13,846	4,127
JNL/Invesco Small Cap Growth Fund	17,660	59,996

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/JPMorgan MidCap Growth Fund	21,864	158,686
JNL/JPMorgan U.S. Government & Quality Bond Fund	30,827	–
JNL/Lazard Emerging Markets Fund	33,167	7,272
JNL/Mellon Capital Emerging Markets Index Fund	14,123	–
JNL/Mellon Capital European 30 Fund	15,396	2,402
JNL/Mellon Capital Pacific Rim 30 Fund	8,006	4,507
JNL/Mellon Capital S&P 500 Index Fund	74,994	70,766
JNL/Mellon Capital S&P 400 MidCap Index Fund	21,241	149,002
JNL/Mellon Capital Small Cap Index Fund	11,099	195,081
JNL/Mellon Capital International Index Fund	53,154	–
JNL/Mellon Capital Bond Index Fund	21,264	2,437
JNL/Mellon Capital Utilities Sector Fund	717	109
JNL/Morgan Stanley Mid Cap Growth Fund	–	9,930
JNL Multi-Manager Small Cap Growth Fund	10,033	176,613
JNL Multi-Manager Small Cap Value Fund	3,643	65,728
JNL/Neuberger Berman Strategic Income Fund	22,508	–
JNL/Oppenheimer Global Growth Fund	12,819	38,677
JNL/PIMCO Real Return Fund	61,929	–
JNL/PIMCO Total Return Bond Fund	187,200	25,878
JNL/PPM America Floating Rate Income Fund	58,728	–
JNL/PPM America High Yield Bond Fund	159,001	4,065
JNL/PPM America Mid Cap Value Fund	4,509	43,426
JNL/PPM America Small Cap Value Fund	5,430	21,556
JNL/PPM America Total Return Fund**	25,928	–
JNL/Red Rocks Listed Private Equity Fund	39,538	34,361
JNL/S&P Competitive Advantage Fund	105,693	175,421
JNL/S&P Dividend Income & Growth Fund	152,065	176,974
JNL/S&P International 5 Fund	1,096	–
JNL/S&P Intrinsic Value Fund	190,107	160,696
JNL/S&P Mid 3 Fund	7,563	2
JNL/S&P Total Yield Fund	173,099	110,340
JNL/T. Rowe Price Established Growth Fund	4,375	433,165
JNL/T. Rowe Price Mid-Cap Growth Fund	6,021	304,951
JNL/T. Rowe Price Short-Term Bond Fund	16,885	–
JNL/T. Rowe Price Value Fund	50,384	291,962
JNL/WMC Balanced Fund	88,595	163,214
JNL/WMC Money Market Fund	18	–
JNL/WMC Value Fund	32,862	172,502

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the table includes the distributions paid for the acquiring fund formerly in JNL Investors Series Trust at December 31, 2015.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2016.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

The following Fund name changes will be effective April 24, 2017:

Existing Fund Name	Effective April 24, 2017 Fund Name:
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund

A merger of JNL/Morgan Stanley Mid Cap Growth Fund into JNL/T.Rowe Price Mid-Cap Growth Fund will be effective after close of business on April 24, 2017.

The voluntary fee waiver for JNL/ Capital Guardian Global Balanced Fund will be terminated and a contractual fee waiver of 0.40% of net assets for JNL/American Funds Balanced Fund will be effective April 24, 2017. None of the waived fees will be available for recapture by JNAM.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements

December 31, 2016

The investment advisory fee in the JNL Multi-Manager Alternative Fund will change to an annual rate of 1.30% for net assets between $0 and $1 billion and 1.25% for net assets over $1 billion effective April 24, 2017. A voluntary fee waiver of 0.05% for net assets will be effective between January 1, 2017 and April 24, 2017 for the Fund.

The following voluntary fee waivers will be effective April 24, 2017 for JNL/ MFS Mid Cap Value Fund and were effective January 1, 2017 for JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund. None of the waived fees will be available for recapture by JNAM.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/MFS Mid Cap Value Fund	0.0.05% for net assets between $0 - $500 million and 0.025% on net assets over $500 million
JNL/PIMCO Real Return Fund	0.01% for net assets between $0 - $1 billion
JNL/PIMCO Total Return Bond Fund	0.01% for net assets over $1 billion

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying (consolidated, where applicable) statements of assets and liabilities of each series within JNL Series Trust (the “Funds”) as listed in Note 1 to the financial statements of the JNL Series Trust Sub-Advised Funds, including the schedules of investments or summary schedules of investments, where applicable, as of December 31, 2016, and the related statements of operations for the year or periods then ended, the statements of cash flows for the year then ended with respect to JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PIMCO Real Return Fund, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements (consolidated, where applicable) and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2016, the results of their operations, JNL/Goldman Sachs U.S. Equity Flex Fund’s and JNL/PIMCO Real Return Fund’s cash flows, changes in their net assets and the financial highlights for each of the years or periods indicated above, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 13 to the financial statements, Subsequent Events, a merger of JNL/Morgan Stanley Mid Cap Growth Fund into JNL/T.Rowe Price Mid-Cap Growth Fund will be effective after close of business on April 24, 2017.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2017

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2016

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/AB Dynamic Asset Allocation Fund
Class A	1.10	1,000.00	1,027.00	5.60	1,000.00	1,019.61	5.58
JNL/AQR Managed Futures Strategy Fund
Class A	1.29	1,000.00	895.90	6.15	1,000.00	1,018.65	6.55
Class B	1.09	1,000.00	895.90	5.19	1,000.00	1,019.66	5.53
JNL/BlackRock Global Allocation Fund
Class A	1.07	1,000.00	1,036.90	5.48	1,000.00	1,019.76	5.43
Class B	0.87	1,000.00	1,037.70	4.46	1,000.00	1,020.76	4.42
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.88	1,000.00	1,047.60	4.53	1,000.00	1,020.71	4.47
Class B	0.68	1,000.00	1,048.60	3.50	1,000.00	1,021.72	3.46
JNL/BlackRock Natural Resources Fund
Class A	0.98	1,000.00	1,092.20	5.15	1,000.00	1,020.21	4.98
Class B	0.78	1,000.00	1,093.50	4.10	1,000.00	1,021.22	3.96
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.16	1,000.00	1,021.50	10.98	1,000.00	1,014.28	10.94
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1.15	1,000.00	964.30	5.68	1,000.00	1,019.36	5.84
Class B	0.95	1,000.00	964.80	4.69	1,000.00	1,020.36	4.82
JNL/Capital Guardian Global Balanced Fund
Class A	0.98	1,000.00	1,020.90	4.98	1,000.00	1,020.21	4.98
Class B	0.78	1,000.00	1,021.30	3.96	1,000.00	1,021.22	3.96
JNL/Causeway International Value Select Fund
Class A	1.00	1,000.00	1,057.30	5.17	1,000.00	1,020.11	5.08
Class B	0.80	1,000.00	1,057.90	4.14	1,000.00	1,021.11	4.06
JNL/Crescent High Income Fund
Class A	1.01	1,000.00	1,051.80	5.21	1,000.00	1,020.06	5.13
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,103.90	4.23	1,000.00	1,021.11	4.06
Class B	0.60	1,000.00	1,104.70	3.17	1,000.00	1,022.12	3.05
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.11	1,000.00	1,025.40	5.65	1,000.00	1,019.56	5.63
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.08	1,000.00	1,114.90	5.74	1,000.00	1,019.71	5.48
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.23	1,000.00	1,071.80	6.41	1,000.00	1,018.95	6.24
Class B	1.03	1,000.00	1,072.70	5.37	1,000.00	1,019.96	5.23
JNL/Franklin Templeton Global Growth Fund
Class A	1.01	1,000.00	1,128.40	5.40	1,000.00	1,020.06	5.13
Class B	0.81	1,000.00	1,128.60	4.33	1,000.00	1,021.06	4.12

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2016

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.05	1,000.00	1,061.40	5.44	1,000.00	1,019.86	5.33
Class B	0.85	1,000.00	1,062.70	4.36	1,000.00	1,020.91	4.27
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,075.90	4.85	1,000.00	1,020.46	4.72
Class B	0.73	1,000.00	1,076.60	3.81	1,000.00	1,021.47	3.71
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1.29	1,000.00	1,043.60	6.63	1,000.00	1,018.65	6.55
Class B	1.09	1,000.00	1,045.30	5.60	1,000.00	1,019.66	5.53
JNL/Franklin Templeton Mutual Shares Fund
Class A	1.01	1,000.00	1,110.20	5.36	1,000.00	1,020.06	5.13
Class B	0.81	1,000.00	1,110.60	4.30	1,000.00	1,021.06	4.12
JNL/Goldman Sachs Core Plus Bond Fund
Class A	0.85	1,000.00	979.60	4.23	1,000.00	1,020.86	4.32
Class B	0.65	1,000.00	980.90	3.24	1,000.00	1,021.87	3.30
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1.07	1,000.00	969.90	5.30	1,000.00	1,019.76	5.43
Class B	0.87	1,000.00	971.20	4.31	1,000.00	1,020.76	4.42
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1.00	1,000.00	1,096.90	5.27	1,000.00	1,020.11	5.08
Class B	0.80	1,000.00	1,097.40	4.22	1,000.00	1,021.11	4.06
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	2.20	1,000.00	1,093.40	11.58	1,000.00	1,014.08	11.14
Class B	2.00	1,000.00	1,094.60	10.48	1,000.00	1,015.13	10.08
JNL/Harris Oakmark Global Equity Fund
Class A	1.21	1,000.00	1,206.20	6.71	1,000.00	1,019.05	6.14
JNL/Invesco China-India Fund
Class A	1.22	1,000.00	983.30	6.08	1,000.00	1,019.00	6.19
Class B	1.02	1,000.00	983.70	5.09	1,000.00	1,020.01	5.18
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	954.90	5.16	1,000.00	1,019.86	5.33
Class B	0.85	1,000.00	956.70	4.18	1,000.00	1,020.86	4.32
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	1,000.30	4.93	1,000.00	1,020.21	4.98
Class B	0.78	1,000.00	1,000.30	3.92	1,000.00	1,021.22	3.96
JNL/Invesco Mid Cap Value Fund
Class A	0.97	1,000.00	1,129.30	5.19	1,000.00	1,020.26	4.93
Class B	0.78	1,000.00	1,130.70	4.18	1,000.00	1,021.22	3.96
JNL/Invesco Small Cap Growth Fund
Class A	1.10	1,000.00	1,097.00	5.80	1,000.00	1,019.61	5.58
Class B	0.90	1,000.00	1,098.20	4.75	1,000.00	1,020.61	4.57
JNL/JPMorgan MidCap Growth Fund
Class A	0.93	1,000.00	1,038.00	4.76	1,000.00	1,020.46	4.72
Class B	0.73	1,000.00	1,039.00	3.74	1,000.00	1,021.47	3.71
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	968.80	3.37	1,000.00	1,021.72	3.46
Class B	0.48	1,000.00	969.80	2.38	1,000.00	1,022.72	2.44
JNL/Lazard Emerging Markets Fund
Class A	1.22	1,000.00	1,057.20	6.31	1,000.00	1,019.00	6.19
Class B	1.02	1,000.00	1,058.40	5.28	1,000.00	1,020.01	5.18
JNL/Mellon Capital Emerging Markets Index Fund
Class A	0.74	1,000.00	1,031.80	3.78	1,000.00	1,021.42	3.76
Class B	0.54	1,000.00	1,032.30	2.76	1,000.00	1,022.42	2.75

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2016

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/Mellon Capital European 30 Fund
Class A	0.65	1,000.00	1,019.50	3.30	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,021.60	2.29	1,000.00	1,022.87	2.29
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	0.66	1,000.00	1,104.20	3.49	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,105.40	2.43	1,000.00	1,022.82	2.34
JNL/Mellon Capital S&P 500 Index Fund
Class A	0.54	1,000.00	1,075.90	2.82	1,000.00	1,022.42	2.75
Class B	0.34	1,000.00	1,076.60	1.77	1,000.00	1,023.43	1.73
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,115.30	2.98	1,000.00	1,022.32	2.85
Class B	0.36	1,000.00	1,116.80	1.92	1,000.00	1,023.33	1.83
JNL/Mellon Capital Small Cap Index Fund
Class A	0.57	1,000.00	1,188.40	3.14	1,000.00	1,022.27	2.90
Class B	0.37	1,000.00	1,189.50	2.04	1,000.00	1,023.28	1.88
JNL/Mellon Capital International Index Fund
Class A	0.63	1,000.00	1,044.90	3.24	1,000.00	1,021.97	3.20
Class B	0.43	1,000.00	1,045.00	2.21	1,000.00	1,022.97	2.19
JNL/Mellon Capital Bond Index Fund
Class A	0.57	1,000.00	970.20	2.82	1,000.00	1,022.27	2.90
Class B	0.37	1,000.00	971.10	1.83	1,000.00	1,023.28	1.88
JNL/Mellon Capital Utilities Sector Fund
Class A	0.69	1,000.00	948.10	3.38	1,000.00	1,021.67	3.51
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1.08	1,000.00	978.50	5.37	1,000.00	1,019.71	5.48
Class B	0.88	1,000.00	979.50	4.38	1,000.00	1,020.71	4.47
JNL Multi-Manager Alternative Fund
Class A	2.09	1,000.00	1,030.00	10.66	1,000.00	1,014.63	10.58
JNL Multi-Manager Mid Cap Fund*
Class A	1.09	1,000.00	1,067.00	3.20	1,000.00	1,011.11	5.51
JNL Multi-Manager Small Cap Growth Fund
Class A	0.98	1,000.00	1,116.10	5.21	1,000.00	1,020.21	4.98
Class B	0.78	1,000.00	1,117.10	4.20	1,000.00	1,021.17	4.01
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	1,208.70	6.00	1,000.00	1,019.71	5.48
Class B	0.88	1,000.00	1,210.10	4.89	1,000.00	1,020.71	4.47
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,010.70	4.75	1,000.00	1,020.41	4.77
Class B	0.74	1,000.00	1,011.20	3.74	1,000.00	1,021.42	3.76
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1.48	1,000.00	974.60	7.35	1,000.00	1,017.70	7.51
JNL/Oppenheimer Global Growth Fund
Class A	0.96	1,000.00	1,084.90	5.03	1,000.00	1,020.31	4.88
Class B	0.76	1,000.00	1,086.80	3.99	1,000.00	1,021.32	3.86
JNL/PIMCO Real Return Fund
Class A	1.05	1,000.00	990.70	5.25	1,000.00	1,019.86	5.33
Class B	0.85	1,000.00	992.00	4.26	1,000.00	1,020.86	4.32
JNL/PIMCO Total Return Bond Fund
Class A	0.86	1,000.00	985.50	4.29	1,000.00	1,020.81	4.37
Class B	0.66	1,000.00	986.90	3.30	1,000.00	1,021.82	3.35
JNL/PPM America Floating Rate Income Fund
Class A	0.98	1,000.00	1,050.50	5.05	1,000.00	1,020.21	4.98
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,076.00	3.86	1,000.00	1,021.42	3.76
Class B	0.54	1,000.00	1,075.80	2.82	1,000.00	1,022.42	2.75
JNL/PPM America Mid Cap Value Fund
Class A	0.97	1,000.00	1,188.80	5.34	1,000.00	1,020.26	4.93
Class B	0.77	1,000.00	1,189.10	4.24	1,000.00	1,021.27	3.91

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2016

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)	Beginning Account Value 07/01/16($)	Ending Account Value 12/31/16($)	Expenses Paid During Period†($)
JNL/PPM America Small Cap Value Fund
Class A	0.97	1,000.00	1,191.30	5.34	1,000.00	1,020.26	4.93
Class B	0.77	1,000.00	1,192.10	4.24	1,000.00	1,021.27	3.91
JNL/PPM America Total Return Fund
Class A	0.80	1,000.00	996.60	4.02	1,000.00	1,021.11	4.06
JNL/PPM America Value Equity Fund
Class A	0.85	1,000.00	1,171.00	4.64	1,000.00	1,020.86	4.32
Class B	0.65	1,000.00	1,172.40	3.55	1,000.00	1,021.87	3.30
JNL/Red Rocks Listed Private Equity Fund
Class A	1.18	1,000.00	1,116.90	6.28	1,000.00	1,019.20	5.99
Class B	0.98	1,000.00	1,118.30	5.22	1,000.00	1,020.21	4.98
JNL/S&P Competitive Advantage Fund
Class A	0.66	1,000.00	1,088.90	3.47	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,089.90	2.42	1,000.00	1,022.82	2.34
JNL/S&P Dividend Income & Growth Fund
Class A	0.65	1,000.00	1,043.30	3.34	1,000.00	1,021.87	3.30
Class B	0.45	1,000.00	1,044.40	2.31	1,000.00	1,022.87	2.29
JNL/S&P International 5 Fund
Class A	0.80	1,000.00	1,094.70	4.21	1,000.00	1,021.11	4.06
JNL/S&P Intrinsic Value Fund
Class A	0.66	1,000.00	1,082.50	3.45	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,084.00	2.41	1,000.00	1,022.82	2.34
JNL/S&P Mid 3 Fund
Class A	0.81	1,000.00	1,131.70	4.34	1,000.00	1,021.06	4.12
Class B	0.61	1,000.00	1,133.40	3.22	1,000.00	1,022.12	3.05
JNL/S&P Total Yield Fund
Class A	0.66	1,000.00	1,083.90	3.46	1,000.00	1,021.82	3.35
Class B	0.46	1,000.00	1,085.00	2.41	1,000.00	1,022.82	2.34
JNL/Scout Unconstrained Bond Fund
Class A	0.99	1,000.00	1,000.40	4.98	1,000.00	1,020.16	5.03
JNL/T. Rowe Price Established Growth Fund
Class A	0.85	1,000.00	1,078.60	4.44	1,000.00	1,020.86	4.32
Class B	0.65	1,000.00	1,079.60	3.40	1,000.00	1,021.87	3.30
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1.00	1,000.00	1,046.10	5.14	1,000.00	1,020.11	5.08
Class B	0.80	1,000.00	1,047.00	4.12	1,000.00	1,021.11	4.06
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	998.00	3.57	1,000.00	1,021.57	3.61
Class B	0.51	1,000.00	999.20	2.56	1,000.00	1,022.57	2.59
JNL/T. Rowe Price Value Fund
Class A	0.90	1,000.00	1,086.00	4.72	1,000.00	1,020.61	4.57
Class B	0.70	1,000.00	1,086.70	3.67	1,000.00	1,021.62	3.56
JNL/Westchester Capital Event Driven Fund
Class A	2.15	1,000.00	1,025.50	10.95	1,000.00	1,014.33	10.89
JNL/WMC Balanced Fund
Class A	0.73	1,000.00	1,058.40	3.78	1,000.00	1,021.47	3.71
Class B	0.53	1,000.00	1,059.80	2.74	1,000.00	1,022.47	2.69
JNL/WMC Money Market Fund
Class A	0.43	1,000.00	1,000.00	2.16	1,000.00	1,022.97	2.19
Class B	0.43	1,000.00	1,000.00	2.16	1,000.00	1,022.97	2.19
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,090.70	4.10	1,000.00	1,021.22	3.96
Class B	0.58	1,000.00	1,091.50	3.05	1,000.00	1,022.22	2.95

* Fund has less than 6-month’s operating history. For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

December 31, 2016

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/366 (to reflect the most recent 6-month period). For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 104/366 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy of the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution) (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (50) [1] 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	115

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present)

Other Directorships Held by Trustee During Past 5 Years: Trustee, Jackson Variable Series Trust (4/2015 to present)
Independent Trustees
Michael Bouchard (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	115
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director, Paylocity (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director (5/2003 to 6/2015), Governance Committee Member (5/2003 to 5/2013), Governance Committee Chair (5/2010 to 5/2013), Finance Committee Member (5/2003 to 5/2013), Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (71) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (1/2014 to present) Trustee 2 (1/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below) (7/2009 to 7/2016)
Other Directorships Held by Trustee During Past 5 Years: Director (7/2009 to 7/2016), Alpha Natural Resources
Michelle Engler (58) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2003 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
John Gillespie (63) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Richard McLellan (74) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/1994 to present)	115
Principal Occupation(s) During Past 5 Years: Attorney (1968 to present)
Other Directorships Held by Trustee During Past 5 Years: Director, ITC Holdings Corp. (11/2007 to 8/2012)
William R. Rybak (65) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	115
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director (2010 to present), Board Chair (2/2016 to present), Audit Committee Chair (2012 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to present), Audit Committee Chair (5/2013 to present), Business Risk Committee Chair (5/2009 to 5/2013), PrivateBancorp Inc.

Edward Wood (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (12/2013 to present)	115
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	115
Principal Occupation(S) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to present)
Other Directorships Held by Trustee During Past 5 Years: None
[1] Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
[2] The interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (33) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Attorney of JNAM (11/2011 to 10/2013); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present and 5/2012 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (44) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager of Legal Regulatory Filings and Print, Jackson National Life Insurance Company (“Jackson”) (12/2013 to present); Senior Compliance Analyst of Jackson (4/2007 to 12/2013); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 9/2007 to present); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Steven J. Fredricks (46) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present) Anti-Money Laundering Officer (12/2015 to present)

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of JNAM (1/2005 to present); Senior Vice President of JNAM (2/2013 to present); Chief Compliance Officer of other investment companies advised by JNAM (8/2012 to present and 1/2005 to present); Anti-Money Laundering Officer of other investment companies advised by JNAM (12/2015 to present); Chief Compliance Officer of Curian Series Trust (10/2011 to 5/2012)

William Harding (42) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of JNAM (10/2012 to 6/2014); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present and 11/2012 to present); Vice President of Curian Series Trust (5/2014 to 2/2016); Head of Manager Research, Morningstar Associates (8/2011 to 10/2012)

Karen J. Huizenga (51) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Treasurer of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 12/2008 to present); Assistant Treasurer of Curian Series Trust (11/2010 to 2/2016)

Daniel W. Koors (46) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer and Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to 02/2016); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011; 09/2016 to present)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Kristen K. Leeman (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of Jackson (2/2014 to present); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present and 6/2012 to present)

Michael Piszczek (59) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Tax of JNAM (7/2011 to present); Vice President of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 11/2007 to present); Vice President of Curian Series Trust (11/2010 to 2/2016)

Susan S. Rhee (45) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Counsel (Chief Legal Officer), and Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 2/2004 to present); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2016:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Michael Bouchard	$245,040	$0	$0	$273,000 [3]
Ellen Carnahan	$239,654	$0	$0	$267,000 [4]
William J. Crowley, Jr.[2]	$291,714	$0	$0	$325,000 [5]
Michelle Engler	$230,679	$0	$0	$257,000
John Gillespie	$228,883	$0	$0	$255,000 [6]
Richard McLellan	$230,004	$0	$0	$256,250
William R. Rybak	$253,117	$0	$0	$282,000
Edward Wood	$239,654	$0	$0	$267,000 [7]
Patricia Woodworth	$223,273	$0	$0	$248,750 [8]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Investor Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Trustees is $2,431,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3 Amount includes $27,300 deferred by Mr. Bouchard.

4 Amount includes $133,500 deferred by Ms. Carnahan.

5 Amount includes $287,625 deferred by Mr. Crowley.

6 Amount includes $127,500 deferred by Mr. Gillespie.

7 Amount includes $66,750 deferred by Mr. Wood.

8 Amount includes $185,000 deferred by Ms. Woodworth.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on November 30, 2016 – December 2, 2016, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of four new Funds to the Advisory Agreement (the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/DFA Moderate Allocation Fund, and JNL/DFA Growth Allocation Fund) and approval of amendments to the respective existing Sub-Advisory Agreement with each applicable Sub-Adviser for each of the new Funds.  The Board, including the Independent Trustees, also considered information relating to the appointment of Boston Partners Global Investors, Inc. (“Boston Partners”) to manage a new emerging market long short equity sleeve of the JNL Multi-Manager Alternative Fund (the “Multi-Manager Fund”), an existing series of the Trust and an amendment to the existing Sub-Advisory Agreement with Boston Partners relating thereto. Additionally, the Board, including the Independent Trustees, considered information relating to a new sub-advisory agreement with Massachusetts Financial Services Company (“MFS”) as a new sub-adviser to replace Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) as sub-adviser to the JNL/Goldman Sachs Mid Cap Value Fund and the re-naming of the Fund as the JNL/MFS Mid Cap Value Fund and an amendment to the existing Sub-Advisory Agreement with AQR Capital Management, LLC (“AQR”) whereby AQR would replace Goldman Sachs as sub-adviser to the JNL/Goldman Sachs U.S. Equity Flex Fund and the re-naming of the Fund to the JNL/AQR Large Cap Relaxed Constraint Equity Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of each Sub-Advisory Agreement other than the proposed Sub-Advisory Agreement with MFS, the Board noted that the approval of the Sub-Advisory Agreements (or amendments thereto) were with Sub-Advisers that already provides services to an existing Fund in the Trust, thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds and Costs of Services

New Funds:

With regard to the proposed new Funds (JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/DFA Moderate Allocation Fund, and JNL/DFA Growth Allocation Fund), the Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review.  For each Fund, the Board reviewed the performance of the proposed Sub-Adviser’s investment mandate with a similar investment strategy as well as composite performance of the Fund compared to the Fund’s benchmark and peer group average.  The Board concluded that it would be in the best interests of each Fund and its potential shareholders to approve the Agreements.

Addition of Sub-Advisers for Existing Funds:

With respect to the JNL Multi-Manager Alternative Fund, JNL/MFS Mid Cap Value Fund, and JNL/AQR Large Cap Relaxed Constraint Equity Fund, the Board reviewed the performance of each of the proposed Sub-Adviser’s investment mandate with a similar investment strategy to that of the Fund, the Fund’s benchmark, and peer group average.  The Board concluded with respect to each proposed Sub-Adviser that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement or amendment thereto, as applicable, for the Fund.

  The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated the new Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds:

JNL/Mellon Capital MSCI KLD 400 Social Index Fund.  The Board considered that the Fund’s advisory fee, sub-advisory fee and total expense ratio are lower than the respective peer group averages. The Board also considered that the proposed Sub-Adviser’s similarly managed investment strategies outperformed the Fund’s benchmark and peer group for the one- and three-year periods and outperformed the peer group but underperformed the benchmark for the five- and ten-year periods ended September 30, 2016. The Board concluded that the fees are in the best interests of the Fund and its potential shareholders in light of the above.

JNL/DFA Moderate Allocation Fund.  The Board considered that the Fund’s advisory fee and total expenses ratio (excluding underlying expenses) are higher than the peer group averages while the total expense ratio (including underlying expenses) is lower than the peer group average. The Board also considered that the proposed similarly managed investment strategy outperformed the Fund’s benchmark and peer group for the one-, three-, five- and ten-year periods ended September 30, 2016.  The Board concluded that the fees are in the best interests of the Fund and its potential shareholders in light of the above.

JNL/DFA Growth Allocation Fund.  The Board considered that the Fund’s advisory fee and total expenses ratio (excluding underlying expenses) are higher than the peer group averages while the total expense ratio (including underlying expenses) is lower than the peer group average. The Board also considered that the proposed similarly managed investment strategy outperformed the Fund’s benchmark and peer group for the one-, three-, five- and ten-year periods ended September 30, 2016.  The Board concluded that the fees are in the best interests of the Fund and its potential shareholders in light of the above.

Addition of Sub-Advisers for Existing Funds:

JNL Multi-Manager Alternative Fund. The Board considered that the proposed new Sub-Adviser would manage a new sleeve of the Fund. The Board considered that the Fund’s total expense ratio is lower than the peer group average, though its advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted that JNAM has a contractual agreement in place for the Fund under which it will waive a portion of its advisory fee for all assets and that JNAM does not propose any changes to the waiver as a result of the new sleeve. The Board also considered that the proposed Sub-Adviser’s similarly managed investment strategy outperformed the Fund’s benchmark for the one-year period ended July 31, 2016. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund’s current sub-advisory fee and the proposed sub-advisory fee are higher than the peer group average, but noted that the Fund’s total expense ratio is lower than the peer group average. The Board also considered that the proposed Sub-Adviser’s similarly managed investment strategy outperformed the Fund’s peer group for the one-, three- and five-year periods ended September 30, 2016, underperformed as compared to the Fund’s benchmark for the one- and three- year periods and outperformed the benchmark for the five-year period ended September 30, 2016. The Board also noted that the proposed Sub-Adviser’s similarly-managed investment strategy outperformed the Fund for the one-, three- and five-year periods ended September 30, 2016. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/AQR Large Cap Relaxed Constraint Equity Fund. The Board considered that the Fund’s current sub-advisory fee and the proposed sub-advisory fee of the new Sub-Adviser are lower than the peer group average.  The Board also considered that the proposed Sub-Adviser’s similarly managed investment strategy outperformed the Fund’s benchmark and peer group for the three-, five- and ten-year periods ended September 30, 2016, and underperformed the benchmark and outperformed the peer group for the one-year period ended September 30, 2016.  The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

The Board considered that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate, with the exception of Boston Partners with respect it the sleeve that it is proposed to manage for the Multi-Manager Fund. The Board considered JNAM’s assertion that each proposed sub-advisory fee is competitive and noted that the sleeve managed by Boston Partners is one of several sleeves in the Fund. The Board concluded that the fees provide for economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Sub-Advised Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s), including certain sub-subadvisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on June 1-3, 2016 and August 29-31, 2016, the Board, including all of the trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2017.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. The Board also considered the conclusions of an independent third party consultant regarding the usefulness of peer group comparisons vs. custom peer group comparisons for certain Funds. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2015 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL/AB Dynamic Asset Allocation Fund (formerly, JNL/AllianceBernstein Dynamic Asset Allocation Fund). The Board noted that the Fund outperformed its peer group for the one-year period, though it underperformed its blended benchmark. The Board also noted that the Fund commenced operations in April 2014 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AQR Managed Futures Strategy Fund. The Board considered that the Fund outperformed its peer group and benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its blended benchmark for those periods. The Board noted JNAM’s assertion that the peer group provides the most meaningful performance comparison for the Fund. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods and that it outperformed its peer group for the five-year period (though it underperformed its benchmark for the five-year period and its benchmark and peer group for the ten-year period). The Board considered that the Sub-Adviser began managing the Fund in September 2013 and noted, therefore, that it would be prudent to allow the team time to continue to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Natural Resources Fund (formerly, JNL/BlackRock Commodity Securities Strategy Fund). The Board considered that the Fund underperformed its benchmark and peer group for the one-, three- and five-year periods. It also noted that the Fund’s investment strategy was changed effective on September 28, 2015 and that it would be prudent to allow the team more time to develop its performance record as a result of this change. As a result, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Boston Partners Global Long Short Equity Fund. The Board noted that the Fund outperformed its benchmark and peer group for the one-year period. It also took into account that the Fund commenced operations in September 2014 and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Brookfield Global Infrastructure and MLP Fund. The Board considered that while the Fund underperformed its benchmark and custom peer group for the one- and three-year periods, it outperformed its benchmark and custom peer group during two of the four calendar years in which it has existed. The Board also considered the Fund’s recent improving performance, noting that the Fund outperformed its benchmark in the year-to-date period ended June 30, 2016. It took into account JNAM’s assertion that it will continue to monitor the Fund’s performance during upcoming quarters. The Board concluded that in the meantime, and in light of its calendar-year performance since inception and its performance thus far in 2016, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to permit the Fund to develop a longer-term performance record.

 JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund outperformed its peer group and blended benchmark for the one- and three-year periods and that it outperformed its peer group for the five-year period (though it underperformed its blended benchmark for the five-year period and its blended benchmark and peer group for the ten-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Causeway International Value Select Fund (formerly, JNL/JPMorgan International Value Fund). The Board considered that the Fund outperformed its benchmark for the one-year period and its benchmark and peer group for the ten-year period, though it underperformed its peer group and benchmark for the three- and five-year periods. The Board noted that the Fund’s sub-adviser was replaced with a new sub-adviser effective September 2015 and, in this regard, it took into account that the Fund outperformed its benchmark for the year-to-date period ended June 30, 2016. The Board also noted that it would be prudent to allow the new management team more time to develop a performance record for the Fund. It therefore concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its peer group for the three-year period, though it underperformed its peer group for the one-, five- and ten-year periods. The Board also considered that the Fund underperformed its benchmark for all periods. The Board took into account that the current Sub-Adviser began managing the Fund in April 2012 and that performance data reflecting its repositioned portfolio encompassed only three calendar years. The Board also noted JNAM’s assertion that the Fund’s performance rebounded in 2016.

In this regard, the Board considered that the Fund outperformed its peer group average for the year-to-date period ended June 30, 2016, ranking in the 38th percentile. It took into account JNAM’s conviction in the Sub-Adviser and JNAM’s assertion that it does not have concerns about the Fund’s strategy. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine Shiller Enhanced CAPE Fund. The Board considered that the Fund commenced operations in September 2015 and had less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FPA + DoubleLine Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund). The Board considered that the Fund underperformed its benchmark and peer group for the one-, three- and five-year periods. The Board noted, however, that effective April 2016, the Fund’s sub-adviser was replaced with two new sub-advisers, and that it would be prudent to allow the new management team to develop a performance record with the Fund. The Board concluded that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Growth Fund. The Board considered that, while the Fund underperformed its benchmark and peer group average for the one-, three- and five-year periods, the Fund has outperformed its peer group and benchmark for two of the last four calendar years. The Board further considered JNAM’s recommendation that the Fund’s portfolio managers be given more time to develop the Fund’s performance record in an environment that is more hospitable to their value-oriented approach. The Board concluded that in light of the more recent calendar-year performance and of JNAM’s recommendation, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund outperformed its peer group and benchmark for the three-year period, though it underperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its peer group for the five-year period, though it underperformed its peer group for the one- and three-year periods. The Board also considered that the Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board noted that the Fund outperformed its peer group and performed the same as its blended benchmark in 2013, and that it outperformed both its peer group and blended benchmark in 2012. The Board considered JNAM’s assertion that the team has made adjustments to the portfolio to address the Fund’s recent underperformance. The Board also considered the Fund’s improved performance in the first half of 2016, noting that the Fund outperformed its blended benchmark and its peer group for the year-to-date period ended June 30, 2016 and that it ranked in the 19th percentile of its peer group for this period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow the portfolio management team more time in light of its recent adjustments.

JNL/Franklin Templeton International Small Cap Growth Fund. The Board noted that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its benchmark for those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/Franklin Templeton Mutual Shares Fund. The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to international securities. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed its benchmark for those periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods and outperformed its benchmark for all periods except the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods, though it underperformed its custom peer group for these periods. The Board also considered JNAM’s assertion that the Fund’s supplemental peer group, provided by JNAM, is a better barometer for the Fund’s performance because it only includes funds that hold local currency emerging market debt (as opposed to the custom peer group, which includes both funds that hold hard currency emerging market debt and local currency emerging market debt). The Board noted that the Fund outperformed its supplemental peer group for the three- and five-year periods, and that it underperformed by less than 1% for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-, three-, five- and ten-year periods. The Board noted, however that the Fund outperformed its peer group in the prior calendar year (2014), as well as in 2012. The Board also considered that the Fund outperformed its peer group in the quarter ended June 30, 2016. It noted, however, JNAM’s assertion that it will continue to monitor personnel and operational developments at the Sub-Adviser. The Board concluded that it would consider strategic alternatives to address the Fund’s performance, and that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs U.S. Equity Flex Fund. The Board noted that the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group for the five-year period and its benchmark for the one-, three- and five-year periods. The

Board also noted that the Fund outperformed its benchmark in three of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Harris Oakmark Global Equity Fund, JNL/Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund. The Board considered that each Fund commenced operations in April 2015 and had less than one year of performance data. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew each Fund’s Agreements.

JNL/Invesco China-India Fund (formerly, JNL/Eastspring Investments China-India Fund). The Board noted that JNAM recommended comparing the Fund to a custom peer group consisting of funds with significant exposures only to China and India. The Board considered that the Fund outperformed the custom peer group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its blended benchmark for the one-year period, though it underperformed its blended benchmark for the three- and five-year periods. The Board also took into account that a new Sub-Adviser began managing the Fund in April 2016, and that it would be prudent to allow the new management team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Invesco Global Real Estate Fund. The Board noted that the Fund outperformed its peer group for the three-, five- and ten-year periods and that it underperformed its peer group by four basis points for the one-year period. The Board also noted that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/Invesco International Growth Fund. The Board considered that the Fund outperformed its peer group and benchmark for the three-, five- and ten-year periods, though it underperformed its peer group and benchmark for the one-year period. The Board also noted the Fund’s stronger performance in the first half of 2016 and that it outperformed its peer group for the year-to-date and one-, three-, five- and ten-year periods ended June 30, 2016. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Mid Cap Value Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-, three-, five- and ten-year periods. The Board took into account that the Fund’s current Sub-Adviser began managing the Fund in September 2013, and therefore, that the Fund’s long-term track record is not attributable to that Sub-Adviser. The Board considered that the Fund has outperformed its peer group for one of the two calendar years since this change in Sub-Adviser. The Board further noted JNAM’s assertion that the Sub-Adviser’s underperformance has come more recently and that, given the Sub-Adviser’s short tenure, it is premature to draw meaningful conclusions about the current Sub-Adviser’s performance record. It considered that the Fund’s performance has improved, noting that the Fund outperformed its peer group and ranked in the 34th percentile of its peer group for the quarter ended June 30, 2016. The Board noted JNAM’s recommendation that it would be prudent to allow the team more time to continue developing its performance record with the Fund. The Board concluded that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board noted that the Fund outperformed its peer group and benchmark for the five- and ten-year periods and that it outperformed its peer group for the one- and three-year periods (though it underperformed its benchmark for the one- and three-year periods). The Board also noted that the Fund outperformed both its peer group and benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan MidCap Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods and that it outperformed its peer group for the ten-year period (though it underperformed its benchmark for this period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board took into account that the Fund outperformed its benchmark and peer group for the five- and ten-year periods and that it outperformed its peer group for the one-year period (though it underperformed its benchmark for this period). The Board also took into account that the Fund underperformed its benchmark and peer group in the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund. The Board took into account that the Fund underperformed its benchmark and peer group for the one-, three- and five-year periods. The Board considered, however, that the Fund outperformed its benchmark and peer group for the year-to-date and the one-, five- and ten-year periods ended June 30, 2016. The Board also considered that effective July 11, 2016, the blended developing and concentrated emerging markets sleeve of the Fund’s portfolio, which accounted for approximately 28% of the portfolio, was removed. The Board considered JNAM’s assertion that the blended sleeve had been a drag on the Fund’s overall performance, and that this change is expected to result in improved performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Bond Index Fund. The Board considered that the Fund’s gross performance was in line with its benchmark for the three-year period, though the Fund’s gross performance lagged its benchmark for the one-, five- and ten-year periods. It noted, however, that the Fund’s gross performance was within 0.09%, 0.02% and 0.05% of its benchmark for the one-, five- and ten-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Emerging Markets Index Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the one-year period, though it lagged its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital European 30 Fund. The Board noted that the Fund’s gross performance surpassed its custom benchmark for the one-year period and was in line with its custom benchmark for the five-year period, though it lagged the custom benchmark by 0.22% for the three-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital International Index Fund. The Board took into account that the Fund’s gross performance surpassed its benchmark for the one-, five- and ten-year periods, though it lagged its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Pacific Rim 30 Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board further considered that, though the Fund’s gross performance lagged its custom benchmark for the one-, three- and five-year periods, its gross performance lagged the custom benchmark by less than 1% for each period (0.26% for the one-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/Mellon Capital S&P 400 MidCap Index Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P 500 Index Fund. The Board noted that the Fund’s gross performance surpassed its benchmark for the one- and three-year periods, that it was in line with the benchmark for the five-year period and that it lagged its benchmark by only 0.02% for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/Mellon Capital Small Cap Index Fund. The Board considered that the Fund’s gross performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Utilities Sector Fund. The Board noted that the Fund’s gross performance surpassed its benchmark for the one-year period. The Board also took into account that the Fund commenced operations in April 2013 and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morgan Stanley Mid Cap Growth Fund. The Board considered that, while the Fund underperformed its peer group and benchmark for the one- and three-year periods, the Fund has only been in existence since April 2012. The Board also noted that the Fund outperformed its benchmark and peer group average in 2013, its first full calendar year since its inception, though it has lagged in more recent periods. The Board further considered that the Fund outperformed its benchmark and peer group in the quarter ended June 30, 2016. The Board concluded that it would consider strategic alternatives to address performance and that, in the meantime, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund (formerly, JNL/Eagle SmallCap Equity Fund). The Board took into account that the Fund outperformed its benchmark and peer group for the ten-year period, though it underperformed its benchmark and peer group for the one-, three- and five-year periods. The Board noted that effective September 28, 2015, the Fund’s previous sub-adviser was replaced with three new sub-advisers, and that therefore, the Fund’s underperformance is the result of the previous sub-adviser. The Board also noted that effective July 11, 2016, another new sub-adviser began managing a sleeve of the Fund. The Board considered that, in light of these recent management changes, it would be prudent to permit the Fund and its new sub-advisers to develop a performance record over a full market cycle. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Value Fund (formerly, JNL/Franklin Templeton Small Cap Value Fund). The Board considered that, while the Fund underperformed its benchmark and peer group for the one-, three- and five-year periods and its peer group for the ten-year period, the Fund’s previous sub-adviser was replaced with three new sub-advisers effective September 28, 2015. The Board noted, therefore, that the Fund’s underperformance is the result of the previous sub-adviser. The Board considered that, in light of these recent management changes, it would be prudent to permit the Fund and its new sub-advisers to develop a performance record over a full market cycle. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund outperformed its peer group for the one- and three-year periods, though it underperformed its benchmark for these periods. The Board also noted that the Fund outperformed its peer group for the 2014 calendar year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund. The Board took into account that each Fund outperformed its benchmark and peer group for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew each Fund’s Agreements.

JNL/PIMCO Real Return Fund. The Board took into account that the Fund outperformed its peer group for the five-year period, ranking in the 26th percentile; that it outperformed its benchmark and peer group in 2012; and that it outperformed its peer group in 2014. The Board noted, however, that the Fund underperformed its peer group for the one- and three-year periods and that it underperformed its benchmark for the one-, three- and five-year periods. The Board noted JNAM’s assertion that the Fund’s peer group provides a more meaningful performance comparison than the Fund’s benchmark, as the peer group is comprised of comparable funds more closely aligned with the Fund’s investment strategy. The Board also considered the Fund’s recent improved performance, and that the Fund outperformed its peer group in the year-to-date and the one-, three- and five-year periods ended June 30, 2016. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund. The Board noted that the Fund outperformed its peer group for the one-and ten-year periods and that it outperformed its benchmark for the ten-year period. It also noted, however, that the Fund underperformed its peer group for the three- and five- year periods and its benchmark for the one-, three- and five-year periods. The Board considered JNAM’s assertion that the Fund’s recent underperformance began under the Fund’s former portfolio manager and followed after his departure from the Sub-Adviser in September 2014. It noted, however, that the Fund has outperformed its peer group in two of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one- and three-year periods, though it was within 0.01% and 0.40% of its peer group for the one- and three-year periods, respectively. The Board also considered that the Fund ranked in the 50th percentile of its peer group for the one-year period. The Board also considered the Fund’s gross performance surpassed its benchmark for two of the past four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its peer group for the five-year period, though it underperformed its peer group for the one-, three- and ten-year periods. The Board noted that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods. The Board also noted, however, that the Fund outperformed its benchmark and its peers during three of the last five calendar years. The Board further considered the Fund’s improving performance in 2016, noting that the Fund’s overall performance for the first half of 2016 was better than that of its peers, and that the Fund ranked in the fifth percentile among its peers for the year-to-date period ended June 30, 2016. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/PPM America Mid Cap Value Fund. The Board took into account that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its benchmark for these periods. The Board also considered that the Fund underperformed its peer group and benchmark for the one-year period. The Board further noted that the Fund outperformed its peer group in three of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period and that it outperformed its peer group for the three- and five-year periods (though it underperformed its benchmark for the three- and five-year periods). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Total Return Fund. The Board considered that the Fund outperformed its benchmark and the peer group for three- and five-year periods, though it underperformed both for the one-year period. The Board also noted that the Fund ranks in the 5th percentile among its peers for the five-year period. The Board concluded that, in light of the Fund’s longer term performance against its benchmark and peer group, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

 JNL/PPM America Value Equity Fund. The Board considered that the Fund outperformed its benchmark and its peer group for the three-year period, though it underperformed both during the one-, five- and ten-year periods. The Board noted that the Fund ranked in the 28th percentile among its peers for the three-year period. The Board also considered that the Fund outperformed its benchmark and peer group in two of the last three calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Red Rocks Listed Private Equity Fund. The Board took into account that the Fund outperformed its custom peer group and benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund. The Board took into account that the Fund’s gross performance surpassed its custom benchmark for the one-year period and lagged its custom benchmark by 0.16% and 0.07% for the three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund. The Board noted that the Fund’s gross performance surpassed its custom benchmark for the one-year period, though it lagged its custom benchmark by 0.06% and 0.07% for the three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-year period, though it lagged its custom benchmark by 0.16% and 0.03% for the three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Mid 3 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-year period. It also noted that the Fund commenced operations in April 2014 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P International 5 Fund. The Board considered that the Fund’s gross performance surpassed its custom benchmark for the one-year period. It also noted that the Fund commenced operations in September 2014 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund. The Board noted that the Fund’s gross performance surpassed its custom benchmark for the one-year period and that the Fund was within 0.14% and 0.03% of its custom benchmark for the three- and five-year periods, respectively. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Scout Unconstrained Bond Fund. The Board noted that the Fund outperformed its custom peer group for the one-year period, though it underperformed its benchmark. It also considered that the Fund commenced operations in April 2014 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its peer group average for the one-year period, though it underperformed the peer group average for the three- and five year periods. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board further noted that the Fund outperformed its benchmark in the quarter ended June 30, 2016 and underperformed its benchmark by only two basis points during the year-to-date period ended June 30, 2016. The Board took into account JNAM’s assertion that the Fund’s underperformance was due, in part, to the conservative nature of the sub-adviser’s investment strategy for the Fund, which has benefited the strategy during more challenging market environments not captured in the Fund’s three- and five-year returns. The Board also noted JNAM’s assertion that the Fund’s performance is within JNAM’s expectations, since it is being managed consistently with its objectives, and that JNAM continues to have a positive view of the sub-adviser as a manager of the Fund’s strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods. The Board also took into account that the Fund performed in line with its blended benchmark for the ten-year period, though it underperformed its blended benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Money Market Fund. The Board took into account that the Fund outperformed the peer group for the ten-year period and only underperformed its peer group by two or less basis points during the one-, three- and five-year periods (though it underperformed its benchmark for the one-, three-, five- and ten-year periods). The Board also noted that the Fund is in subsidy to maintain a positive yield. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five- and ten-year periods and outperformed its benchmark for the one- and ten-year periods (though it underperformed its benchmark for the three- and five-year periods). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared, but took into account information regarding the series of Jackson Variable Series Trust, which is also advised by JNAM, as noted below. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. For certain Funds, the Board also considered a supplemental peer group provided by an independent data service, as indicated below. This consideration was based on JNAM’s assertion and information provided to the Board suggesting that the supplemental peer group, where presented, provides a more meaningful source of comparative information than the primary peer group. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AB Dynamic Asset Allocation Fund (formerly, JNL/AllianceBernstein Dynamic Asset Allocation Fund), JNL/Oppenheimer

Emerging Markets Innovator Fund, JNL/S&P International 5 Fund and JNL/Westchester Capital Event Driven Fund. The Board considered that each Fund’s total expense ratio is lower than its peer group average, though the advisory and sub-advisory fees are higher than the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/AQR Managed Futures Strategy Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective supplemental peer group averages, though the sub-advisory fee is higher than its supplemental peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board took into account that the Fund's advisory fee is lower than its supplemental peer group average and that the sub-advisory fee is only one basis point higher than the supplemental peer group average, while the Fund’s total expense ratio is higher than the supplemental peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and the services provided.

JNL/BlackRock Large Cap Select Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and that its sub-advisory fee is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Natural Resources Fund (formerly, JNL/BlackRock Commodity Securities Strategy Fund), JNL/Causeway International Value Select Fund (formerly, JNL/JPMorgan International Value Fund), JNL/DFA U.S. Core Equity Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Invesco International Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Small Cap Growth Fund (formerly, JNL/Eagle SmallCap Equity Fund), JNL Multi-Manager Small Cap Value Fund (formerly, JNL/Franklin Templeton Small Cap Value Fund), JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund and JNL/WMC Balanced Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Boston Partners Global Long Short Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and its total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s total expense ratio ranked in the 56th percentile among its peers. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Brookfield Global Infrastructure and MLP Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board took into account that the Fund’s advisory fee and total expense ratio are lower than the respective supplemental peer group averages and that the Fund’s sub-advisory fee is equal to the supplemental peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund. The Board considered that the Fund’s advisory fee is equal to the peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board also noted that the Fund’s total expense ratio is within four basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine Shiller Enhanced CAPE Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages, but noted that they are all within five basis points of the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/FPA + DoubleLine Flexible Allocation Fund (formerly, JNL/Ivy Asset Strategy Fund). The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses. The Board considered that the Fund’s advisory fee, sub-advisory fee and total expenses are higher than the respective supplemental peer group averages. The Board also took into account the advisory fee reduction and advisory fee waiver to be implemented by JNAM, which will serve to reduce the Fund’s advisory fee rate and, in turn, its total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board took into account that the Fund’s sub-advisory fee is lower than the peer group average, though its advisory fee and its total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund performed in the 33rd percentile of its peer group for the three-year period. The Board also noted the advisory fee reductions to be implemented by JNAM, which will serve to reduce the Fund’s advisory fee rate and, in turn, its total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered and the services provided.

JNL/Franklin Templeton Income Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average and its sub-advisory fee is equal to the peer group average. The Board noted that the Fund’s total expense ratio is lower than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board noted that the Fund’s sub-advisory fee is lower than the supplemental peer group average and that the Fund’s total expense ratio is equal to the supplemental peer group average. The Board took into account that the Fund’s advisory fee is only two basis points higher than the supplemental peer group average. The Board also noted the new advisory fee reductions to be implemented by JNAM, which will serve to reduce the Fund’s advisory fee rate and total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Mutual Shares Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board considered that the Fund’s sub-advisory fee is lower than the supplemental peer group average. The Board also considered that the Fund’s advisory fee and total expense ratio are higher than the respective supplemental peer group averages, with the advisory fee being only two basis points higher. In considering the Fund’s fees, the Board also considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods. The Board also took into account the new fee waiver to be implemented by JNAM, which will serve to reduce the advisory fee rate and the total expense ratio to bring them closer to their respective supplemental peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its custom peer group.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages, with the sub-advisory fee being one basis point higher and the total expense ratio being five basis points higher than the respective peer group averages. The Board noted, however, that the Fund ranked in the 26th, 27th and 25th quartile of its performance peer group for the one-, three- and five-year periods, respectively. The Board also took into consideration the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by JNAM. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered and the services provided.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group includes a greater number of similar funds. The Board took into account that the Fund’s advisory fee is lower than the supplemental peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than the respective supplemental peer group averages, with the total expense ratio being only seven basis points higher than the supplemental peer group average. The Board also noted the new advisory fee waiver to be implemented by JNAM, which will serve to reduce the Fund’s total expense ratio to bring it closer to its supplemental peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its benchmark.

JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Mid Cap Value Fund, JNL/Lazard Emerging Markets Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund and JNL/T. Rowe Price Established Growth Fund. The Board considered that each Fund’s advisory fee and total expenses are lower than the respective peer group averages, though its sub-advisory fee is higher than its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs U.S. Equity Flex Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a meaningful comparison of Fund expenses. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective supplemental peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages, with the advisory fee and total expense ratio being within seven basis points of the peer group average. The Board noted JNAM’s assertion that the Fund commenced operations in April 2015 and that it has since been classified into a different expense peer group than what the Board considered when it approved the Fund’s launch. The Board also noted JNAM’s assertion that the Fund’s net fees and profitability are consistent with other Funds in the Fund complex. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco China-India Fund (formerly, JNL/Eastspring Investments China-India Fund). The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the funds in the supplemental peer group have more aggregate exposure to China and India and are, therefore, more similar to the Fund. The Board took into account that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective supplemental peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board took into account that the Fund’s total expense ratio is equal to its peer group average and that its advisory fee is one basis point higher than its peer group average. The Board noted that the Fund’s sub-advisory fee is higher than the peer group average. The Board also took into account that the Fund’s performance ranked in the top quarter of its peer group for the three-, five- and ten-year periods. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and that its sub-advisory fee is only one basis point higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Bond Index Fund. The Board considered that the Fund’s sub-advisory fee is lower than the peer group average, though the advisory fee and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the advisory fee is only two basis points higher, and that the total expense ratio is only four basis points higher, than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Emerging Markets Index Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than the respective peer group averages. The Board noted that the Fund’s advisory fee is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P 500 Index Fund. The Board considered that the Fund’s sub-advisory fee is lower than the peer group average. It also noted that the Fund’s advisory fee is only three basis points higher than the peer group average and that the total expense ratio is eight basis points higher than the peer group average. The Board took under consideration that an additional breakpoint was implemented by JNAM in 2015, which will serve to reduce the advisory fee rate and also noted that the Fund’s gross performance surpassed its benchmark for the one- and three-year periods. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Morgan Stanley Mid Cap Growth Fund. The Board noted that the Fund’s total expense ratio and the advisory and sub-advisory fees are higher than the respective peer group averages, though the sub-advisory fee is only one basis point higher than the peer group average. The Board took into account that the Fund had recently been reclassified into a different expense peer group and noted that the Fund’s total expense ratio had previously been lower than the former peer group average. The Board also noted that JNAM implemented a 2.5 basis point advisory fee waiver on all assets effective October 2015, which will serve to reduce the advisory fee rate and total expense ratio. The Board also noted that there are breakpoints in the Fund’s advisory and administrative fee schedules that will serve to reduce the Fund’s expenses as the Fund grows. The Board also took into account JNAM’s assertion that it is considering strategic alternatives to address the Fund’s performance, and it concluded that, in the meantime, the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Multi-Manager Alternative Fund. The Board considered that the Fund’s total expense ratio is lower than the peer group average, though its advisory and sub-advisory fees are higher than the respective peer group averages. The Board noted, however, that the Fund’s advisory fee is in the 50th percentile of its peer group. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund’s advisory fee is two basis points higher than the peer group average but that its sub-advisory fee is lower than the peer group average. The Board noted that the Fund’s total expense ratio is five basis points higher than the peer group average. The Board took into account that the Fund had outperformed its peer group for the one- and three-year periods. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board also noted the new fee waiver to be implemented by JNAM, which will serve to reduce the Fund’s advisory fee rate. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board took into account that, while the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages, the Fund’s total expenses are only one basis point above the average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Total Return Bond Fund. The Board took into account that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages, with each being only three basis points higher than the respective peer group averages. The Board noted that the Fund’s performance ranked in the 26th percentile of its peer group for the one-year period. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the Fund’s recent performance and the services provided.

JNL/PPM America Floating Rate Income Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more appropriate comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate. The Board considered that the Fund’s advisory fee and total expense ratio are higher than the respective supplemental peer group averages, with the advisory fee being only three basis points higher and the total expense ratio being nine basis points higher. The Board took into account that the Fund’s sub-advisory fee is lower than the supplemental peer group average. The Board also noted the advisory fee reduction and the advisory fee waiver to be implemented by JNAM, which will serve to reduce the Fund’s advisory fee rate and, in turn, its total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/PPM America Mid Cap Value Fund. The Board took into account that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Total Return Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s advisory fee is higher than the peer group average.  The Board also took into consideration the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by JNAM. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a meaningful comparison of Fund expenses. The Board took into account that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective supplemental peer group averages, but noted that each is within three basis points of its respective supplemental peer group average. The Board also considered that the Fund’s performance ranked in the 14th, 29th and 29th percentiles of its custom peer group for the one-, three- and five-year periods, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered and the services provided.

JNL/S&P Mid 3 Fund. The Board considered that the Fund’s advisory and sub-advisory fees and its total expense ratio are higher than the respective peer group averages. The Board noted JNAM’s assertion that the fees and profitability of the Fund are consistent with fees and profitability of other similarly managed funds. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Scout Unconstrained Bond Fund. The Board took into account that the Fund’s advisory fee is higher than the peer group average and the sub-advisory fee is lower than the peer group average. The Board noted that the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average and the total expense ratio is equal to the peer group average, though the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund’s advisory fee and its total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages and that the Fund’s total expense ratio is only one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Money Market Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average. The Board noted that the Fund’s total expense ratio is only two basis points higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Value Fund. The Board considered that the Fund’s advisory fee and its total expense ratio are lower than the respective peer group averages and that the sub-advisory fee is equal to the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Variable Fund LLC, JNL Investors Series Trust, and JNL Strategic Income Fund LLC. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law. As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to JNL/Capital Guardian Global Balanced Fund, a series of the Trust.

Supplement Dated October 17, 2016

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective September 14, 2016, in the section entitled, “Summary Overview of Each Fund” for the JNL/Brookfield Global Infrastructure and MLP Fund under “Portfolio Management,” please delete the subsection “Portfolio Managers” in the entirety and replace with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Craig Noble, CFA	2011	Chief Executive Officer, Chief Investment Officer and Portfolio Manager, Brookfield
Leonardo Anguiano	September 2016	Portfolio Manager, Brookfield
This Supplement is dated October 17, 2016.

Dated November 1, 2016

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

In the section entitled, “Summary Overview of Each Fund” for the JNL/Invesco China-India Fund under “Principal Investment Strategies,” please delete the subsection “China Strategy” in the entirety and replace with the following:

China Strategy

The objective of the China Strategy is to achieve long-term capital growth through a portfolio of investments with an exposure to the economy of the Greater China region (including mainland China, Hong Kong, Macau and Taiwan).

The China Strategy may include investments such as transferable securities, money market instruments, warrants, and collective investment schemes.

The Fund may invest in China A-shares through the mutual market access program which investors such as the Fund can deal in permitted securities listed on the relevant stock exchanges in mainland China through The Stock Exchanges of Hong Kong Limited and clearing house in Hong Kong or other stock exchanges in the future as permitted by the regulators and their respective clearing house (“Connect Program”).

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	2011	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	2007	Managing Director
Richard A. Brown, CFA (Mellon Capital)	2007	Director
Thomas J. Durante, CFA (Mellon Capital)	2010	Managing Director

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Mid 3 Fund and JNL/S&P International 5 Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	April 2014	Portfolio Manager, Equities
William Charles Bassignani (SPIAS)	April 2014	Chief Investment Officer
Karen Q. Wong, CFA (Mellon Capital)	April 2014	Managing Director
Richard A. Brown, CFA (Mellon Capital)	April 2014	Director
Thomas J. Durante, CFA (Mellon Capital)	April 2014	Managing Director

In the section entitled, “Summary Overview of Each Fund” for the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Charles Bassignani (SPIAS)	2011	Chief Investment Officer
Michael Carapucci (SPIAS)	2010	Deputy Chief Investment Officer and Portfolio Manager, Multi-Manager
This supplement is dated November 1, 2016.

Supplement Dated December 1, 2016

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity product(s).

In the section entitled, “Summary Overview of Each Fund” in the sub-section “Performance,” for the JNL/Mellon Capital Utilities Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund’s principal investment strategies, the Fund replaced the MSCI USA IMI Utilities Index (Net) with the MSCI USA IMI Utilities Index (Gross) as the Fund’s primary benchmark.

This Supplement is dated December 1, 2016.

(To be used with JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16, and JMV8037BENY 04/16.)

CMV18179 12/16

Supplement Dated December 19, 2016

To The Prospectus Dated April 25, 2016

JNL Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Fundamental Policy, Investment Strategy, Investment Objective, and Name Change for the JNL/Capital Guardian Global Balanced Fund

On December 2, 2016, the Board of Trustees of the JNL Series Trust approved certain fundamental policy and investment strategy changes for the JNL/Capital Guardian Global Balanced Fund (the “Fund”), as well as a change to the Fund’s investment objective and a change to the Fund’s name. Contract owners will be sent a proxy statement containing additional information on the fundamental policy and investment strategy changes for the Fund (the “Fund Changes”).

The Fund Changes that are being proposed will convert the Fund from a single manager Fund with Capital Guardian Trust Company acting as the sole sub-adviser to a feeder fund in a master/feeder fund structure. Instead of buying securities directly, as the Fund does under its current sub-advised structure, the Fund will invest exclusively in the American Funds Insurance Series® - Asset Allocation FundSM, a single registered investment company referred to as the “Master Fund,” and the Master Fund will purchase and manage a pool of investment securities. The Master Fund is a separate, unaffiliated fund and is managed by Capital Research and Management CompanySM. Jackson National Asset Management, LLC will continue to serve as the investment adviser to the Fund, but the Fund will no longer have a sub-adviser. The name of the Fund will change to the JNL/American Funds Balanced Fund.

A full description of the Fund Changes and changes to the investment objective and Fund name will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 6, 2017. Shareholders will be asked to consider and vote on the Fund Changes at a special meeting of shareholders expected to be held on March 20, 2017. The changes to the investment objective and Fund name are contingent upon shareholder approval of the Fund Changes. If the Fund Changes are approved by shareholders, the Fund Changes and changes to the investment objective and Fund name will become effective on or around April 24, 2017. No assurance can be given that the Fund Changes will be approved.

This Supplement is dated December 19, 2016.

(To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, JMV17183 09/16, JMV5765 4/16, JMV2731 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, NV5825GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY 04/16, JMV16966NY 07/16, NMV2731 04/16, FVC4224FT 04/16, VC59995 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, and NV3784 04/16.)

CMX18213 12/16

Supplement Dated January 4, 2017

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

For the JNL/American Funds New World Fund, please delete all references to Galen Hosken.

For the JNL Multi-Manager Alternative Fund, please delete all references to Anthony Robertson.

For the JNL/BlackRock Global Allocation Fund, please delete all references to Romualdo Roldan, PhD.

For the JNL/Harris Oakmark Global Equity Fund, please delete all references to Robert M. Levy.

For the JNL/T. Rowe Price Short-Term Bond Fund, please delete all references to Edward A. Wiese.

In the section entitled, “Summary Overview of Each Fund” for the JNL/American Funds New World Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Nicholas J. Grace	2012	Partner, CWI, CRMC
Bradford F. Freer	January 2017	Partner, CWI, CRMC
Robert H. Neithart	2012	Partner, Capital Fixed Income Investors, CRMC

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Thomas Kreuzer	January 2017	Partner and Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Director of Portfolio Management, Portfolio Manager (Invesco)
Andrew Waisburd, PhD	April 2015	Director of Research, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

In the section entitled, “Summary Overview of Each Fund” for the JNL/BlackRock Global Allocation Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Dennis W. Stattman, CFA	2011	Managing Director, BlackRock, Inc.
Dan Chamby, CFA	2011	Managing Director, BlackRock, Inc.
Russ Koesterich, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
David Clayton, CFA, JD	January 2017	Managing Director, BlackRock, Inc.
Kent Hogshire, CFA	January 2017	Managing Director, BlackRock, Inc.

In the section entitled, “Principal Investment Strategies” for the JNL/Crescent High Income Fund, please add the following paragraph after the second paragraph:

The Fund may from time-to-time invest up to 5% of its net assets in defaulted corporate securities. The Fund might invest in distressed securities, for example, where Crescent Capital believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

In the section entitled, “Principal Risks of Investing in the Fund” for the JNL/Crescent High Income Fund, please add the following risk:

• Distressed securities risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Harris Oakmark Global Equity Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris	January 2017	Co-Chairman, Portfolio Manager and Analyst, Harris Associates L.P.
David G. Herro	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris Associates L.P.
Michael L. Manelli	April 2015	Vice President, Portfolio Manager and Analyst, Harris Associates L.P.
This supplement is dated January 4, 2017.

Supplement Dated January 18, 2017

To The Prospectus Dated April 25, 2016

JNL Series Trust

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Morgan Stanley Mid Cap Growth Fund

On December 2, 2016, the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) approved the proposed reorganization of the JNL/Morgan Stanley Mid Cap Growth Fund (the “Morgan Stanley Fund” or the “Acquired Fund”) into the JNL/T. Rowe Price Mid-Cap Growth Fund (the “T. Rowe Price Fund” or the “Acquiring Fund”) (the “Reorganization”), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Morgan Stanley Fund, shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will be effective as of the close of business on April 21, 2017 (the “Closing Date”).

Under the terms of the Plan of Reorganization, Morgan Stanley Fund’s assets and liabilities will be transferred to the T. Rowe Price Fund in return for shares of the T. Rowe Price Fund having an aggregate net asset value equal to the Morgan Stanley Fund’s net assets as of the valuation date. These T. Rowe Price Fund shares will be distributed pro rata to shareholders of the Morgan Stanley Fund in exchange for their fund shares. Current Morgan Stanley Fund shareholders will thus become shareholders of the T. Rowe Price Fund and receive shares of T. Rowe Price Fund with a total net asset value equal to that of their shares of the Morgan Stanley Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.

The investment objectives of the Morgan Stanley Fund and the T. Rowe Price Fund are nearly identical. The Funds also employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have similar risk profiles. A full description of the T. Rowe Price Fund and the terms of the Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Morgan Stanley Fund on or about March 6, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of T. Rowe Price Fund, nor is it a solicitation of any proxy. For more information regarding T. Rowe Price Fund or to receive a free copy of the combined information statement/prospectus relating to the Reorganization (once the registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and becomes effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined information statement/prospectus carefully before making any investment decisions.

Sub-Adviser and Name Change for JNL/Goldman Sachs Mid Cap Value Fund

On December 2, 2016, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/Goldman Sachs Mid Cap Value Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective April 24, 2017, the Fund will be sub-advised by Massachusetts Financial Services Company (d/b/a MFS Investment Management) and the name of the Fund will change to the JNL/MFS Mid Cap Value Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser and Name Change for JNL/Goldman Sachs U.S. Equity Flex Fund

On December 2, 2016, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/Goldman Sachs U.S. Equity Flex Fund (the “Fund”) and a change in the Fund’s name. Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective April 24, 2017, the Fund will be sub-advised by AQR Capital Management, LLC and the name of the Fund will change to the JNL/AQR Large Cap Relaxed Constraint Equity Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Alternative Fund

On December 2, 2016, the Board of Trustees of the JNL Series Trust approved the appointment of Boston Partners Global Investors, Inc. (formerly, Robeco Investment Management, Inc.) (“Boston Partners”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Alternative Fund (the “Fund”). Effective April 24, 2017, Boston Partners will begin providing the day-to-day management for a new strategy within the Fund (the “Boston Partners Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of Boston Partners as a sub-adviser to the Fund. Contract owners will be sent an Information Statement containing additional information regarding the sub-adviser addition for the Boston Partners Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

This Supplement is dated January 18, 2017.

(To be used with JMV9476 04/16, JMV8798 04/16, VC4224 04/16, JMV9476ML 04/16, JMV5763ML 04/16, JMV9476WF 04/16, JMV5763WF 04/16, JMV16966 07/16, JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, JMV17183 09/16, JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5825GW 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, JMV9476NY 04/16, NV4224 04/16, JMV9476WFNY 04/16, NV4224WF 04/16, JMV16966NY 07/16, NMV2731 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, NV3784 04/16, HR105 04/16, and VC2440 04/16.)

CMX18255 01/17

Supplement Dated February 1, 2017

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective December 31, 2016, for the JNL Multi-Manager Small Cap Value Fund, please delete all references to David C. Coughenour.

Effective December 31, 2016, in the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Small Cap Value Fund under “Portfolio Management,” please delete the Portfolio Managers table in its entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Jeff Kerrigan, CFA	September 2015	Partner, Portfolio Manager (Century)
Robert H. Kramer, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
Patricia A. Halper, CFA	September 2015	Co-Chief Investment Officer – Equities (CEP)
William C. Murray, CFA, CAIA	September 2015	Director (CEP)
Steve Lyons, CFA	September 2015	Partner (C&B)
Michael Meyer, CFA	September 2015	Partner (C&B)
Edward O’Connor, CFA	September 2015	Partner (C&B)
R. James O’Neil, CFA	September 2015	Partner (C&B)
Mehul Trivedi, CFA	September 2015	Partner (C&B)
William Weber, CFA	September 2015	Principal (C&B)
Andrew Armstrong, CFA	December 2015	Principal (C&B)
Alexander E. Yaggy, CFA	September 2015	Managing Director and Lead Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)
John Clausen	September 2015	Managing Director and Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)
Andrew Storm, CFA	September 2015	Director and Portfolio Manager, Small Cap Value and Special Value Strategies (Cortina)

This Supplement is dated February 1, 2017.

To be used with JMV9476 04/16, JMV8798 04/16, VC4224 04/16, JMV9476ML 04/16, JMV5763ML 04/16, JMV9476WF 04/16, JMV5763WF 04/16, JMV16966 07/16, JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, JMV17183 09/16, JMV17183NY 01/17, JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV17955 01/17, JMV17955NY 01/17, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5825GW 0 4/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, JMV9476NY 04/16, NV4224 04/16, JMV9476WFNY 04/16, NV4224WF 04/16, JMV16966NY 07/16, NMV2731 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, and NV3784 04/16.

CMX18372 02/17

Supplement Dated February 17, 2017

To The Prospectus Dated April 24, 2016, As Supplemented September 19, 2016

JNL® Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the following changes may impact your variable annuity and/or variable life product(s).

JNL/DoubleLine® Emerging Markets Fixed Income Fund

Effective April 24, 2017, the strategy of the JNL/DoubleLine® Emerging Markets Fixed Income Fund, under normal circumstances, will be to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in fixed income instruments with exposure to emerging market countries.

JNL/Goldman Sachs Emerging Markets Debt Fund

Effective April 24, 2017, the strategy of the JNL/Goldman Sachs Emerging Markets Debt Fund, under normal circumstances, will be to invest at least 80% of its assets in sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency.

JNL/WMC Money Market Fund

Effective April 24, 2017, the strategy of the JNL/WMC Money Market Fund, under normal circumstances, will be to invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities or repurchase agreements collateralized by government securities.

This Supplement is dated February 17, 2017.

To be used with JMV9476 04/16, JMV8798 04/16, VC4224 04/16, JMV9476ML 04/16, JMV5763ML 04/16, JMV9476WF 04/16, JMV5763WF 04/16, JMV16966 07/16, JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC3652 04/16, VC5890 04/16, VC5890ML 04/16, VC5995 04/16, JMV5765 04/16, JMV2731 04/16, JMV17183 09/16, JMV17183NY 01/17, JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV17955 01/17, JMV17955NY 01/17, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5825GW 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV7697NY 04/16, NV5890 04/16, JMV9476NY 04/16, NV4224 04/16, JMV9476WFNY 04/16, NV4224WF 04/16, JMV16966NY 07/16, NMV2731 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, NV3784 04/16, HR105 04/16, and VC2440 04/16.

CMX18474 02/17

Supplement Dated February 17, 2017

To The Prospectus Dated April 25, 2016, as amended September 19, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity product(s).

Effective February 1, 2017, for the JNL Multi-Manager Alternative Fund, please delete all references to Andrew Waisburd, PhD.

Effective February 1, 2017, in the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Portfolio Management,” please delete the Portfolio Managers table and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	April 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	April 2015	Portfolio Manager (JNAM)
Thomas Kreuzer	January 2017	Partner and Senior Portfolio Manager (BlueBay)
Richard Cazenove	April 2015	Portfolio Manager (BlueBay)
Joseph F. Feeney, Jr.	April 2017	Co-Chief Executive Officer and Chief Investment Officer (Boston Partners)
Paul Korngiebel, CFA	April 2017	Portfolio Manager (Boston Partners)
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager (FPA)
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager (FPA)
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager (FPA)
Glen Murphy, CFA	April 2015	Global Head of Portfolio Management Team, Portfolio Manager (Invesco)
Michael Abata, CFA	February 2017	Director of Research, Portfolio Manager (Invesco)
Donna Wilson	February 2017	Director of Portfolio Management, Portfolio Manager (Invesco)
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst (Lazard)
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Jean-Daniel Malan	April 2015	Director, Portfolio Manager/Analyst (Lazard)
Roy D. Behren	March 2016	Portfolio Manager (Westchester)
Michael T. Shannon	March 2016	Portfolio Manager (Westchester)
S. Kenneth Leech	April 2015	Chief Investment Officer (Western Asset)
Prashant Chandran	April 2015	Portfolio Manager (Western Asset)

This Supplement is dated February 17, 2017.

(To be used with JMV8037 04/16, JMV8037BE 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV17955 01/17, and JMV17955NY 01/17.)

CMV18473 02/17

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee.  William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2015 and December 31, 2016.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2015	$1,254,696	$4,417	$402,657	$44,570
2016	$1,406,674	$20,717	$2,454	$29,348

The above Audit-Related Fees for 2015 and 2016 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

The above Tax Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2015	$140,795	$17,000	$0
2016	$147,321	$17,000	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2015 and 2016 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2015 was $605,022.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2016 was $216,840.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)   Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Core Equity Fund, the JNL Multi-Manager Small Cap Growth Fund, the JNL/PIMCO Total Return Bond Fund, the JNL/PIMCO Real Return Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/WMC Balanced Fund, the JNL/Goldman Sachs Core Plus Bond Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Value Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 Mid Cap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Invesco Global Real Estate Fund, the JNL Multi-Manager Small Cap Value Fund, the JNL/Franklin Templeton

Income Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/T. Rowe Price Short-Term Bond Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/S&P International 5 Fund, the JNL/Boston Partners Global Long Short Equity Fund, the JNL Multi-Manager Alternative Fund, the JNL/Westchester Capital Event Driven Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/DoubleLine Shiller Enhanced CAPE Fund, and the JNL/BlackRock Global Allocation Fund, JNL/Crescent High Income Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL Multi-Manager Mid Cap Fund, JNL/PPM America Total Return Fund, for which a summary schedule of investments was provided in the Annual Report dated December 31, 2016, pursuant to § 210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 53.9%
Consumer Discretionary 8.0%
Accor SA	117	$4,365
Aisin Seiki Co. Ltd.	89	3,851
Alpine Electronics Inc.	29	380
Amazon.com Inc. (b) (c)	37	27,658
Bed Bath & Beyond Inc.	117	4,762
Berkeley Group Holdings Plc	109	3,753
Bridgestone Corp.	152	5,473
Brilliance China Automotive Holdings Ltd. (d)	1,446	1,985
Canon Marketing Japan Inc.	36	598
Charter Communications Inc. - Class A (b)	23	6,698
Cheng Shin Rubber Industry Co. Ltd.	873	1,638
Chipotle Mexican Grill Inc. (b) (d)	27	10,351
Cie Financiere Richemont SA	45	2,951
Comcast Corp. - Class A	260	17,958
Coway Co. Ltd.	11	838
Denso Corp.	197	8,535
Dick's Sporting Goods Inc.	6	302
DISH Network Corp. - Class A (b)	97	5,592
Exedy Corp.	18	500
Expedia Inc.	39	4,377
Ford Motor Co.	438	5,311
Fuji Heavy Industries Ltd.	290	11,800
Futaba Industrial Co. Ltd.	121	704
Goodyear Tire & Rubber Co.	12	370
H&R Block Inc.	137	3,142
Hero Motocorp Ltd.	12	556
Home Depot Inc.	44	5,877
Honda Motor Co. Ltd.	163	4,771
Hugo Boss AG	51	3,120
Hyundai Motor Co.	40	4,770
Isuzu Motors Ltd.	85	1,070
Koito Manufacturing Co. Ltd.	48	2,551
Lear Corp.	9	1,150
Liberty Broadband Corp. - Class A (b)	27	1,930
Liberty Broadband Corp. - Class C (b)	52	3,827
Liberty Global Plc - Class A (b)	83	2,546
Liberty SiriusXM Group - Class A (b)	97	3,362
Liberty SiriusXM Group - Class C (b)	182	6,186
Lowe's Cos. Inc.	214	15,238
Luxottica Group SpA	106	5,715
LVMH Moet Hennessy Louis Vuitton SE	30	5,715
Maruti Suzuki India Ltd.	34	2,640
McDonald's Corp.	6	735
Michael Kors Holdings Ltd. (b)	149	6,397
Mohawk Industries Inc. (b)	24	4,825
Nippon Telegraph & Telephone Corp.	51	921
Norwegian Cruise Line Holdings Ltd. (b)	59	2,518
NOS SGPS	347	2,060
Omnicom Group Inc.	4	334
Pearson Plc	378	3,790
Publicis Groupe SA	75	5,167
PVH Corp.	4	333
RAI Way SpA	622	2,344
Ralph Lauren Corp. - Class A	28	2,566
Rinnai Corp.	25	2,004
Scripps Networks Interactive Inc. - Class A	5	364
Shimamura Co. Ltd.	11	1,309
SKY Perfect JSAT Holdings Inc.	83	382
Stanley Electric Co. Ltd.	35	940
Starbucks Corp.	77	4,268
Sumitomo Electric Industries Ltd.	294	4,232
Suzuki Motor Corp.	340	11,937
Target Corp.	99	7,186
Tiffany & Co. (e)	52	4,041
Toho Co. Ltd.	32	908
Toyota Industries Corp.	211	10,051
Toyota Motor Corp.	38	2,228
TV Asahi Holdings Corp.	30	595
Volkswagen AG	1	172
Williams-Sonoma Inc.	119	5,754
Wyndham Worldwide Corp.	8	609
	Shares/Par†	Value
Yamada Denki Co. Ltd. (d)	599	3,223
Yamaha Corp.	29	869
		297,978
Consumer Staples 3.7%
Ajinomoto Co. Inc.	345	6,934
Altria Group Inc. (c)	13	889
Anheuser-Busch InBev NV	117	12,341
Asahi Breweries Ltd.	128	4,021
Colgate-Palmolive Co.	17	1,100
Constellation Brands Inc. - Class A	4	662
CVS Health Corp.	64	5,071
Danone SA	238	15,086
Diageo Plc - ADR (d)	63	6,510
Edgewell Personal Care Co. (b)	177	12,895
Japan Tobacco Inc.	30	995
Kimberly-Clark Corp.	49	5,616
KT&G Corp.	9	732
Mead Johnson Nutrition Co.	51	3,621
Mondelez International Inc. - Class A	28	1,252
Nestle SA	303	21,740
PepsiCo Inc.	13	1,403
Seven & I Holdings Co. Ltd.	138	5,263
Tyson Foods Inc. - Class A	6	387
Unilever NV - CVA	387	15,909
Uni-President Enterprises Corp.	398	656
Walgreens Boots Alliance Inc.	56	4,625
Want Want China Holdings Ltd. (d)	804	513
Whole Foods Market Inc. (e)	262	8,059
		136,280
Energy 4.6%
Anadarko Petroleum Corp.	320	22,319
BP Plc - ADR (d)	349	13,038
BP Plc	178	1,117
Cenovus Energy Inc.	181	2,741
Chevron Corp.	3	304
Coal India Ltd.	869	3,829
EnCana Corp. (d)	933	10,949
EQT Corp.	70	4,588
Formosa Petrochemical Corp.	145	502
Helmerich & Payne Inc. (d)	7	554
INPEX Corp.	701	7,003
Marathon Oil Corp.	679	11,747
Marathon Petroleum Corp.	629	31,662
Oil & Natural Gas Corp. Ltd.	292	821
Phillips 66	7	611
Reliance Industries Ltd.	894	14,223
Royal Dutch Shell Plc - Class A	102	2,791
Royal Dutch Shell Plc - Class A - ADR	337	18,312
Schlumberger Ltd.	71	5,962
Thai Oil PCL	224	452
Thai Oil PCL	28	57
Total SA	168	8,606
Total SA - ADR	8	399
Valero Energy Corp.	15	1,006
Williams Cos. Inc.	214	6,653
		170,246
Financials 8.2%
AIA Group Ltd.	689	3,857
Allstate Corp. (c)	117	8,699
American International Group Inc. (c)	6	365
Ameriprise Financial Inc.	5	508
AXA SA	218	5,492
Axis Capital Holdings Ltd.	10	627
Banco Bilbao Vizcaya Argentaria SA	552	3,717
Banco Santander SA	1,001	5,206
Bank of America Corp.	1,262	27,885
Bank of New York Mellon Corp.	7	328
Berkshire Hathaway Inc. - Class A (b)	-	13,915
Berkshire Hathaway Inc. - Class B (b)	82	13,436
BNP Paribas SA	114	7,261
Brookfield Asset Management Inc. - Class A	10	343
Capital One Financial Corp.	9	791
Cathay Financial Holding Co. Ltd.	595	885
Charles Schwab Corp.	183	7,225

See accompanying Notes to Financial Statements.

1

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Chubb Ltd.	68	9,024
Citigroup Inc.	280	16,618
CME Group Inc.	5	558
Daiwa Securities Group Inc.	169	1,041
Discover Financial Services	99	7,159
Fairfax Financial Holdings Ltd.	7	3,321
Fifth Third Bancorp	12	326
Fubon Financial Holding Co. Ltd.	588	927
Goldman Sachs Group Inc.	48	11,510
Hartford Financial Services Group Inc.	21	1,023
HSBC Holdings Plc	1,894	15,282
ING Groep NV	606	8,526
JPMorgan Chase & Co.	268	23,099
Marsh & McLennan Cos. Inc.	107	7,259
MetLife Inc.	128	6,897
Mitsubishi UFJ Financial Group Inc.	1,058	6,528
Morgan Stanley	239	10,086
MS&AD Insurance Group Holdings	97	3,001
Prudential Financial Inc.	7	680
Reinsurance Group of America Inc.	6	700
Sompo Holdings Inc.	199	6,707
Sony Financial Holdings Inc.	189	2,949
Sumitomo Mitsui Financial Group Inc.	351	13,386
SunTrust Banks Inc.	104	5,731
Svenska Handelsbanken AB - Class A	464	6,425
Tokio Marine Holdings Inc.	186	7,636
Toronto-Dominion Bank	123	6,059
Travelers Cos. Inc.	11	1,382
UBS Group AG	320	4,998
Unum Group	90	3,943
Wells Fargo & Co.	162	8,937
Zenkoku Hosho Co. Ltd.	22	702
		302,960
Health Care 6.4%
AbbVie Inc.	10	599
Aetna Inc. (c)	123	15,209
Alfresa Holdings Corp.	42	694
Amgen Inc.	26	3,802
Anthem Inc.	78	11,185
Astellas Pharma Inc.	50	698
AstraZeneca Plc	191	10,435
Baxter International Inc.	133	5,905
Bayer AG	45	4,693
Biogen Inc. (b)	15	4,147
Brookdale Senior Living Inc. (b)	308	3,830
Cardinal Health Inc.	9	681
Catalent Inc. (b)	148	3,991
Centene Corp. (b)	76	4,274
Gilead Sciences Inc.	260	18,593
GlaxoSmithKline Plc	276	5,298
HCA Holdings Inc. (b)	105	7,796
Hoya Corp.	255	10,705
Invitae Corp. (b)	149	1,180
Johnson & Johnson (e)	112	12,847
McKesson Corp.	3	421
Medipal Holdings Corp.	48	759
Medtronic Plc	22	1,551
Merck & Co. Inc.	76	4,494
Mylan NV (b)	208	7,935
NMC Health Plc	356	6,771
Novartis AG	58	4,242
Otsuka Holdings Co. Ltd.	29	1,276
Patheon NV (b)	101	2,901
Perrigo Co. Plc	133	11,069
Pfizer Inc.	660	21,449
Sanofi SA	112	9,054
Sawai Pharmaceutical Co. Ltd.	14	772
Shire Plc	148	8,424
Siloam International Hospitals Tbk PT (b)	4,352	3,521
Spire Healthcare Group Plc	947	3,934
Stryker Corp.	4	439
Suzuken Co. Ltd.	21	696
Tenet Healthcare Corp. (b)	325	4,817
Thermo Fisher Scientific Inc.	8	1,187
	Shares/Par†	Value
UnitedHealth Group Inc.	4	653
Vertex Pharmaceuticals Inc. (b)	25	1,878
Zimmer Biomet Holdings Inc.	116	11,946
		236,751
Industrials 6.8%
3M Co.	3	501
Airbus Group NV	200	13,183
BAE Systems Plc	1,371	9,973
Boeing Co.	3	541
Chiyoda Corp.	111	766
Cie de Saint-Gobain	110	5,133
CK Hutchison Holdings Ltd.	79	886
ComfortDelgro Corp. Ltd.	362	615
COMSYS Holdings Corp.	43	783
Daikin Industries Ltd.	45	4,150
Dassault Aviation SA	5	5,423
Delta Air Lines Inc.	185	9,109
Doosan Bobcat Inc. (b)	206	6,106
East Japan Railway Co.	151	13,028
Fortune Brands Home & Security Inc.	74	3,957
GEA Group AG	105	4,205
General Dynamics Corp.	4	774
GS Yuasa Corp.	386	1,600
Haitian International Holdings Ltd.	1,010	1,977
HD Supply Holdings Inc. (b)	61	2,603
Hexcel Corp.	30	1,565
Hino Motors Ltd.	74	755
Illinois Tool Works Inc.	4	464
Japan Airlines Co. Ltd.	381	11,112
Jardine Matheson Holdings Ltd.	12	679
JGC Corp.	100	1,815
Kamigumi Co. Ltd.	78	743
Kansas City Southern	117	9,917
Kinden Corp.	99	1,232
Komatsu Ltd.	239	5,409
Koninklijke Philips Electronics NV	341	10,433
Kubota Corp.	282	4,022
Kurita Water Industries Ltd.	30	662
Kyushu Railway Co.	95	2,485
Mabuchi Motor Co. Ltd.	22	1,133
Maeda Road Construction Co. Ltd.	28	467
Makita Corp.	12	815
Masco Corp.	154	4,855
Meggitt Plc	391	2,211
Mitsubishi Electric Corp.	818	11,376
Nabtesco Corp.	31	721
Nippo Corp.	40	745
Northrop Grumman Systems Corp.	3	739
Okumura Corp. (d)	381	2,140
Randstad Holding NV	85	4,590
Raytheon Co.	4	514
Rockwell Automation Inc.	3	444
Roper Industries Inc.	62	11,386
Safran SA	176	12,679
Secom Co. Ltd.	16	1,140
Seino Holdings Corp.	55	609
SHO-BOND Holdings Co. Ltd.	10	399
Siemens AG	41	4,995
SKF AB - Class B	750	13,752
Smiths Group Plc	221	3,844
Southwest Airlines Co.	185	9,204
Toda Corp.	400	2,105
United Continental Holdings Inc. (b)	226	16,485
United Rentals Inc. (b)	5	551
Vinci SA	66	4,458
WABCO Holdings Inc. (b)	4	427
West Japan Railway Co.	64	3,927
		253,317
Information Technology 7.9%
Accenture Plc - Class A	8	964
Adobe Systems Inc. (b)	6	638
Alibaba Group Holding Ltd. - ADS (b)	124	10,861
Alliance Data Systems Corp.	2	512
Alphabet Inc. - Class C (b)	49	37,967

See accompanying Notes to Financial Statements.

2

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Amdocs Ltd.	13	751
Apple Inc. (e)	536	62,100
Cisco Systems Inc.	14	435
Cognizant Technology Solutions Corp. - Class A (b)	110	6,157
CommScope Holding Co. Inc. (b)	293	10,896
Computer Sciences Corp.	12	716
Ei Towers SpA (b)	125	6,728
Electronic Arts Inc. (b)	66	5,223
Facebook Inc. - Class A (b)	247	28,419
FitBit Inc. - Class A (b) (d)	170	1,246
FUJIFILM Holdings Corp.	27	1,026
Global Payments Inc.	69	4,812
Hirose Electric Co. Ltd.	7	890
Hon Hai Precision Industry Co. Ltd.	395	1,029
Infosys Ltd.	345	5,126
Intel Corp.	17	605
Intuit Inc.	48	5,470
Keyence Corp.	4	2,874
KLA-Tencor Corp.	7	525
Kyocera Corp.	35	1,715
Lookout Inc. (b) (f) (g) (h)	21	115
MasterCard Inc. - Class A	62	6,354
Microsoft Corp.	21	1,298
Murata Manufacturing Co. Ltd.	63	8,453
NEC Corp.	1,195	3,161
Nintendo Co. Ltd.	27	5,654
Nokia Oyj	1,929	9,252
Nuance Communications Inc. (b)	347	5,169
Pure Storage Inc. - Class A (b) (d)	331	3,743
QUALCOMM Inc. (e)	138	9,021
Rohm Co. Ltd.	92	5,267
Sabre Corp.	192	4,789
SK Hynix Inc.	100	3,671
Square Inc. - Class A (b)	273	3,725
Sumco Corp. (d)	255	3,278
Trend Micro Inc.	40	1,416
Ubisoft Entertainment SA (b)	114	4,040
VeriFone Systems Inc. (b)	273	4,842
VeriSign Inc. (b) (d)	9	679
Visa Inc. - Class A	72	5,633
VMware Inc. - Class A (b) (d)	57	4,474
Western Digital Corp.	14	974
		292,693
Materials 3.0%
Air Products & Chemicals Inc.	78	11,289
Akzo Nobel NV	102	6,398
Arkema SA	24	2,383
Asahi Kasei Corp.	502	4,370
Axalta Coating Systems Ltd. (b)	431	11,720
BASF SE	55	5,129
Crown Holdings Inc. (b)	9	491
EI du Pont de Nemours & Co.	208	15,257
Evonik Industries AG	104	3,105
Formosa Chemicals & Fibre Corp.	185	551
Formosa Plastics Corp.	201	554
Hitachi Chemical Co. Ltd.	149	3,715
International Paper Co.	13	687
LG Chem Ltd.	3	671
Nan Ya Plastics Corp.	252	555
Nitto Denko Corp.	77	5,895
Packaging Corp. of America	8	688
Platinum Group Metals Ltd. (b) (d)	156	226
Platinum Group Metals Ltd. (b) (d)	736	1,053
POSCO	4	893
PTT Global Chemical PCL	373	654
PTT Global Chemical PCL	62	108
Sherwin-Williams Co.	7	1,883
Shin-Etsu Chemical Co. Ltd.	181	14,000
Siam Cement PCL - NVDR	163	2,261
Tokyo Steel Manufacturing Co. Ltd.	56	426
Toray Industries Inc.	492	3,973
Ube Industries Ltd.	1,376	2,876
Umicore	50	2,834
WestRock Co.	115	5,821
	Shares/Par†	Value
Yamato Kogyo Co. Ltd.	22	625
		111,091
Real Estate 2.1%
American Tower Corp.	12	1,251
CapitaLand Ltd. (d)	4,612	9,583
Crown Castle International Corp.	66	5,737
Fibra Uno Administracion SA de CV	1,755	2,682
Global Logistic Properties Ltd.	5,783	8,756
Hang Lung Properties Ltd.	193	407
Link REIT	80	515
Mitsubishi Estate Co. Ltd.	628	12,475
Simon Property Group Inc.	66	11,748
Sino Land Co.	368	549
St. Joe Co. (b)	301	5,728
Sun Hung Kai Properties Ltd.	668	8,407
Swire Pacific Ltd. - Class A	61	576
Unibail-Rodamco SE	16	3,862
Vonovia SE	137	4,451
Wharf Holdings Ltd.	119	788
		77,515
Telecommunication Services 1.6%
Advanced Info Service PCL	124	509
Advanced Info Service PCL	89	366
Cellnex Telecom SAU	389	5,579
China Mobile Ltd. - ADR	16	846
Chunghwa Telecom Co. Ltd.	282	886
Deutsche Telekom AG	497	8,527
Far EasTone Telecommunications Co. Ltd.	368	827
HKT Trust	530	649
Intouch Holdings PCL - NVDR	695	963
KDDI Corp.	126	3,182
Nippon Telegraph & Telephone Corp.	120	5,035
NTT DoCoMo Inc.	94	2,138
Singapore Telecommunications Ltd.	342	857
SK Telecom Co. Ltd.	4	681
Taiwan Mobile Co. Ltd.	302	972
Telecom Italia SpA (b)	10,290	9,086
Verizon Communications Inc.	35	1,877
Vodafone Group Plc	5,450	13,411
Vodafone Group Plc - ADR	204	4,994
		61,385
Utilities 1.6%
CEZ A/S	40	662
Cheung Kong Infrastructure Holdings Ltd.	87	691
Chubu Electric Power Co. Inc.	162	2,256
CLP Holdings Ltd.	96	885
Enel SpA	1,332	5,857
Gas Natural SDG SA	131	2,473
Innogy SE (b)	325	11,295
Italgas SpA (b)	26	101
National Grid Plc	41	478
NextEra Energy Inc.	128	15,253
NextEra Energy Partners LP	122	3,118
Power Assets Holdings Ltd.	77	673
Sempra Energy	71	7,096
Snam Rete Gas SpA	128	529
Tokyo Gas Co. Ltd.	1,613	7,281
Vistra Energy Corp.	37	581
		59,229
Total Common Stocks (cost $1,881,889)		1,999,445
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.26%, (callable at 25 beginning 02/21/17)	120	3,096
GMAC Capital Trust I, 6.69%, (callable at 25 beginning 02/27/17)	154	3,899
Total Trust Preferreds (cost $7,164)		6,995
PREFERRED STOCKS 2.3%
Consumer Discretionary 0.1%
Volkswagen AG	32	4,544
Financials 0.3%
Cathay Financial Holding Co. Ltd. - Series A (b) (h)	32	59

See accompanying Notes to Financial Statements.

3

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (i) (j)	61	6,612
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d) (k)	71	2,015
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (k)	26	663
Wells Fargo & Co. - Series L, 7.50% (j) (k)	1	1,566
		10,915
Health Care 0.7%
Allergan Plc, 5.50%, 03/01/18 (j)	8	6,263
Anthem Inc., 5.25%, 05/01/18 (j)	188	8,845
Grand Rounds Inc. - Series C (b) (f) (g) (h)	639	1,757
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (j)	14	8,756
		25,621
Industrials 0.1%
Stericycle Inc., 5.25%, 09/15/18 (d) (j)	30	1,914
Information Technology 0.8%
Domo Inc. - Series E (b) (f) (g) (h)	654	5,317
Dropbox Inc. - Series C (b) (f) (g) (h)	408	3,587
Lookout Inc. - Series F (b) (f) (g) (h)	284	2,724
Palantir Technologies Inc. (b) (f) (g) (h)	512	3,516
Uber Technologies Inc. (b) (f) (g) (h)	303	14,977
		30,121
Real Estate 0.1%
American Tower Corp. - Series A, 5.25%, 05/15/17 (j)	16	1,648
Welltower Inc., 6.50% (j) (k)	61	3,653
		5,301
Telecommunication Services 0.0%
Telecom Italia SpA	162	118
Utilities 0.2%
Dominion Resources Inc. - Series A, 6.38%, 07/01/17 (j)	35	1,727
Dominion Resources Inc. - Series A, 6.75%, 08/15/19	127	6,424
		8,151
Total Preferred Stocks (cost $86,941)		86,685
WARRANTS 0.0%
TFS Corp. Ltd. (b) (h)	370	139
TFS Corp. Ltd. (b) (g) (h)	105	40
Total Warrants (cost $0)		179
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Logistics UK 2015 Plc
Series 2015-F-1A, 4.00%, 08/20/18, GBP (f) (g) (l)	2,100	2,472
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,194)		2,472
CORPORATE BONDS AND NOTES 5.9%
Consumer Discretionary 0.2%
Cablevision Systems Corp.
5.88%, 09/15/22	1,103	1,075
Delta Topco Ltd.
10.00%, 11/24/60 (f) (g) (h) (m) (n)	2,187	2,120
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (i) (k)	2,346	2,463
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (i)	800	833
		6,491
Consumer Staples 0.1%
Celestial Nutrifoods Ltd.
0.00%, 06/12/11, SGD (b) (g) (h) (j) (o)	400	3
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (g) (h) (j) (o)	100	1
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	3,370	3,509
REI Agro Ltd.
0.00%, 11/13/14 (b) (f) (g) (h) (j) (o)	813	4
		3,517
Energy 0.5%
Cobalt International Energy Inc.
2.63%, 12/01/19 (j)	4,392	1,724
3.13%, 05/15/24 (j)	5,391	1,509
	Shares/Par†	Value
Petroleos Mexicanos
4.61%, 03/11/22 (i) (l)	3,192	3,292
4.63%, 09/21/23 (i)	3,550	3,453
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	1,291	1,372
YPF SA
8.50%, 07/28/25 (d) (i)	7,332	7,435
		18,785
Financials 2.6%
Ally Financial Inc.
2.75%, 01/30/17	2,880	2,880
3.50%, 01/27/19	1,906	1,916
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (k)	2,065	1,959
Bank of America Corp.
2.00%, 01/11/18	1,627	1,631
2.60%, 01/15/19	1,586	1,599
Bayer Capital Corp BV
5.63%, 11/22/19, EUR (d) (i)	6,900	7,924
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,239	2,228
BNP Paribas SA
2.40%, 12/12/18	4,706	4,742
Capital One Bank USA NA
2.15%, 11/21/18	1,150	1,153
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (j)	3,000	2,049
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (d) (k)	3,692	3,729
1.80%, 02/05/18	4,585	4,584
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	897
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (i) (j)	4,947	4,440
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,562	2,662
2.55%, 10/05/18	863	868
GE Capital International Funding Co.
2.34%, 11/15/20	1,171	1,168
General Electric Capital Corp.
5.55%, 05/04/20	371	410
6.37%, 11/15/67 (l)	1,898	1,910
General Motors Financial Co. Inc.
3.50%, 07/10/19	2,428	2,471
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	3,295	3,328
5.70%, (callable at 100 beginning 05/10/19) (d) (k)	3,164	3,242
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (j) (k)	5,700	5,607
Hyundai Capital America Inc.
2.00%, 03/19/18 (i)	1,110	1,110
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (d) (j) (k)	1,440	1,404
Intesa Sanpaolo SpA
3.88%, 01/15/19	3,909	3,978
JPMorgan Chase & Co.
2.30%, 08/15/21	4,375	4,290
4.35%, 08/15/21	1,332	1,424
1.94%, 01/15/23 (l)	3,486	3,498
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,746	5,934
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	1,575	1,674
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	2,322	2,299
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	2,205	2,216
Synchrony Financial
3.75%, 08/15/21	842	865

See accompanying Notes to Financial Statements.

4

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
UBS AG
2.38%, 08/14/19	1,636	1,643
UBS Group AG
4.13%, 09/24/25 (i)	2,005	2,041
USB Capital IX
3.50%, (callable at 100 beginning 02/27/17) (k)	808	664
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (f)	1,313	1,310
		97,747
Health Care 0.5%
AbbVie Inc.
2.50%, 05/14/20	3,428	3,427
2.30%, 05/14/21	2,776	2,717
Actavis Funding SCS
3.00%, 03/12/20	2,788	2,825
Bio City Development Co. BV
0.00%, 07/06/18 (b) (f) (g) (h) (j) (o)	600	220
Forest Laboratories Inc.
5.00%, 12/15/21 (i)	1,445	1,561
Medtronic Inc.
3.15%, 03/15/22	3,588	3,671
Mylan Inc.
2.55%, 03/28/19	2,213	2,207
		16,628
Industrials 0.2%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (k)	3,197	3,318
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (f) (g) (o)	2,335	123
Odebrecht Finance Ltd.
4.38%, 04/25/25 (i)	1,845	1,065
Suzlon Energy Ltd.
5.75%, 07/16/19 (i) (j) (p)	3,037	3,022
		7,528
Information Technology 0.5%
Activision Blizzard Inc.
2.30%, 09/15/21 (i)	775	756
Alibaba Group Holding Ltd.
3.13%, 11/28/21	3,091	3,089
AliphCom Inc.
0.00%, 04/01/20 (f) (g) (h) (j) (q)	13,943	496
Cisco Systems Inc.
2.20%, 02/28/21	2,222	2,215
eBay Inc.
3.80%, 03/09/22	1,578	1,629
Intel Corp.
3.25%, 08/01/39 (j)	1,123	1,980
Oracle Corp.
1.90%, 09/15/21	4,924	4,807
QUALCOMM Inc.
3.00%, 05/20/22	3,761	3,807
		18,779
Materials 0.4%
Constellium NV
7.00%, 01/15/23, EUR (i)	1,189	1,260
8.00%, 01/15/23 (i)	345	359
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,489	1,366
TFS Corp. Ltd.
8.75%, 08/01/23 (i)	9,935	10,531
		13,516
Real Estate 0.2%
American Tower Corp.
3.40%, 02/15/19	719	735
Global Logistic Properties Ltd.
3.88%, 06/04/25 (i)	4,885	4,742
IRSA Propiedades Comerciales SA
8.75%, 03/23/23 (i)	1,649	1,746
Trust F/1401
5.25%, 12/15/24 (i)	1,474	1,443
		8,666
	Shares/Par†	Value
Telecommunication Services 0.7%
AT&T Inc.
2.38%, 11/27/18	3,925	3,958
3.00%, 06/30/22	6,293	6,171
Hughes Satellite Systems Corp.
7.63%, 06/15/21	449	493
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (d)	2,568	1,958
8.00%, 02/15/24 (d) (i)	880	904
Telecom Italia SpA
5.30%, 05/30/24 (i)	2,743	2,674
Telefonica Participaciones SAU
4.90%, 09/25/17, EUR (f) (j)	700	646
4.90%, 09/25/17, EUR (j)	3,800	3,508
Telefonica SA
6.00%, 07/24/17, EUR (f) (j)	1,300	1,290
T-Mobile USA Inc.
6.00%, 04/15/24	2,070	2,181
Verizon Communications Inc.
1.75%, 08/15/21	687	658
2.63%, 08/15/26	1,513	1,391
		25,832
Total Corporate Bonds And Notes (cost $242,760)		217,489
VARIABLE RATE SENIOR LOAN INTERESTS 0.8% (l)
Consumer Discretionary 0.3%
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 10/26/20	4,889	4,929
Univision Communications Inc.
Term Loan C-4, 4.00%, 03/01/20	4,143	4,163
		9,092
Energy 0.2%
Drillships Financing Holding Inc.
Term Loan B-1, 6.00%, 03/31/21	1,556	1,002
Drillships Ocean Ventures Inc.
Term Loan B, 5.50%, 07/18/21	2,101	1,652
Fieldwood Energy LLC
1st Lien Term Loan, 8.00%, 08/31/20	486	459
1st Lien Term Loan, 8.38%, 09/24/20	656	569
2nd Lien Term Loan, 8.38%, 09/24/20	1,104	773
Seadrill Partners Finco LLC
Term Loan B, 4.00%, 02/12/21	5,677	3,866
		8,321
Financials 0.2%
Promontoria Blue Holding 2 BV
Term Loan, 7.00%, 04/17/20, EUR (g) (h)	3,620	3,811
Sheridan Investment Partners II LP
Term Loan A, 4.44%, 12/02/20 (g)	458	365
Term Loan B, 4.44%, 12/02/20 (g)	3,290	2,627
Term Loan M, 4.44%, 12/02/20 (g)	171	136
		6,939
Industrials 0.0%
Novelis Inc.
Term Loan B, 4.00%, 06/15/22	1,542	1,550
Materials 0.1%
Univar Inc.
Term Loan, 4.25%, 06/30/22	2,617	2,639
Total Variable Rate Senior Loan Interests (cost $32,087)		28,541
GOVERNMENT AND AGENCY OBLIGATIONS 17.1%
Mortgage-Backed Securities 0.6%
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (r)	23,317	23,147
Sovereign 9.4%
Argentina Republic Government International Bond
6.88%, 04/22/21 (i)	6,371	6,785
3.88%, 01/15/22, EUR (f)	694	699
7.50%, 04/22/26 (i)	6,136	6,443
7.13%, 07/06/36 (i)	6,170	5,869
Australia Government Bond
5.75%, 05/15/21 - 07/15/22, AUD	53,036	44,663
5.50%, 04/21/23, AUD	5,890	5,008

See accompanying Notes to Financial Statements.

5

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Brazil Government International Bond
4.88%, 01/22/21 (d)	2,305	2,374
2.88%, 04/01/21, EUR	1,978	2,121
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	24,140	7,326
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	31,001	9,173
Bundesobligation
0.00%, 04/09/21, EUR (q)	5,299	5,725
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (f)	17,390	17,965
Canada Government Bond
0.25%, 05/01/18, CAD	16,108	11,928
0.50%, 08/01/18, CAD	41,026	30,424
0.75%, 03/01/21, CAD	10,257	7,539
Canada Housing Trust No. 1
1.25%, 06/15/21, CAD (i)	10,500	7,752
City of Buenos Aires, Argentina
8.95%, 02/19/21 (d) (i)	1,079	1,203
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,321
2.63%, 12/30/20	2,572	2,567
Federative Republic of Brazil
2.63%, 01/05/23	2,324	2,068
Hungary Government International Bond
6.25%, 01/29/20	3,094	3,384
6.38%, 03/29/21	8,746	9,793
Indonesia Government International Bond
6.88%, 01/17/18 (i)	2,317	2,437
4.88%, 05/05/21 (f)	953	1,009
3.70%, 01/08/22 (i)	1,335	1,338
2.63%, 06/14/23, EUR (i)	4,727	4,998
Japan Government Bond
0.10%, 03/15/17 - 03/15/18, JPY	2,762,700	23,717
0.10%, 10/15/18, JPY	2,693,300	23,163
Mexico Bonos
6.50%, 06/10/21, MXN	575,664	27,079
New Zealand Government Bond
6.00%, 05/15/21, NZD	22,691	17,899
Poland Government Bond
5.25%, 10/25/20, PLN	20,477	5,345
5.75%, 10/25/21, PLN	17,491	4,709
3.25%, 07/25/25, PLN	37,410	8,773
2.50%, 07/25/26, PLN	38,374	8,331
Poland Government International Bond
5.00%, 03/23/22	1,395	1,520
Provincia de Buenos Aires
9.13%, 03/16/24 (i)	1,111	1,209
Romania Government Bond
4.75%, 02/24/25, RON	14,760	3,709
Saudi Government International Bond
2.38%, 10/26/21 (i)	4,440	4,311
Turkey Government International Bond
6.75%, 04/03/18	2,779	2,900
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	10,350	13,707
		348,284
Treasury Inflation Indexed Securities 2.7%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (s)	2,067	1,923
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/26 (c) (t)	35,631	35,938
0.13%, 04/15/21 - 07/15/26 (t)	64,438	63,603
		101,464
U.S. Treasury Securities 4.4%
U.S. Treasury Note
0.88%, 01/31/17 (u)	10,651	10,656
1.13%, 07/31/21	8,580	8,286
1.25%, 10/31/21	148,488	143,844
		162,786
Total Government And Agency Obligations (cost $665,635)		635,681
INVESTMENT COMPANIES 2.9%
ETFS Gold Trust (b) (u)	16	1,749
ETFS Physical Palladium Trust (b) (u)	26	1,668
	Shares/Par†	Value
ETFS Platinum Trust (b) (u)	22	1,866
iShares Gold Trust Fund (b) (u) (v)	741	8,206
iShares iBoxx $ High Yield Corporate Bond ETF (d) (v)	43	3,751
SPDR Gold Trust ETF (b) (e) (u)	842	92,307
Total Investment Companies (cost $125,287)		109,547
SHORT TERM INVESTMENTS 17.6%
Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (v) (w)	49,252	49,252
Treasury Securities 16.3%
Japan Treasury Bill
0.00%, 01/16/17 - 06/12/17, JPY	27,880,000	238,672
U.S. Treasury Bill
0.45%, 01/12/17 - 02/16/17	120,000	119,944
0.44%, 01/19/17 - 03/09/17	56,000	55,983
0.35%, 01/26/17	39,000	38,990
0.43%, 02/02/17	81,000	80,970
0.46%, 02/23/17	30,000	29,980
0.47%, 03/02/17	35,000	34,973
0.49%, 03/23/17	6,000	5,993
		605,505
Total Short Term Investments (cost $674,807)		654,757
Total Investments 100.8% (cost $3,719,764)		3,741,791
Total Securities Sold Short (0.8)% (proceeds $30,300)		(31,371)
Total Purchased Options 1.2% (cost $17,899)		45,811
Other Derivative Instruments 0.5%		19,933
Other Assets and Liabilities, Net (1.7)%		(65,064)
Total Net Assets 100.0%		$3,711,100

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $114,060 and 3.1%, respectively.

(j) Convertible security.

(k) Perpetual security.

(l) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(m) The cost and fair value of the security is stapled to an equity investment. At December 31, 2016, the equity investment had no value.

(n) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(o) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(q) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(r) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $23,215.

(s) Treasury inflation indexed note, par amount is not adjusted for inflation.

(t) Treasury inflation indexed note, par amount is adjusted for inflation.

(u) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

(v) Investment in affiliate.

See accompanying Notes to Financial Statements.

6

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
SECURITIES SOLD SHORT (0.8%)
COMMON STOCKS (0.8%)
Consumer Staples (0.1%)
Procter & Gamble Co.	(64)	$(5,383)
Financials (0.3%)
Bank of Montreal	(69)	(4,998)
Royal Bank of Canada	(87)	(5,867)
		(10,865)
Materials (0.2%)
Ecolab Inc.	(44)	(5,187)
LafargeHolcim Ltd.	(45)	(2,384)
		(7,571)
Real Estate (0.2%)
ProLogis Inc.	(143)	(7,552)
Total Common Stocks (proceeds $30,300)		(31,371)
Total Securities Sold Short (0.8%) (proceeds $30,300)		$(31,371)

JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 90.0%
Consumer Discretionary 10.3%
American Eagle Outfitters Inc.	90	$1,363
Brunswick Corp.	131	7,121
Comcast Corp. - Class A (a)	145	10,040
Fujitsu General Ltd.	196	4,140
Hasbro Inc. (a)	47	3,662
Haseko Corp.	363	3,684
Havas SA	649	5,466
International Speedway Corp. - Class A	90	3,301
Liberty Global Plc - Class C (b)	120	2,541
Persimmon Plc	136	2,964
Pulte Homes Inc. (a)	194	3,568
Rightmove Plc	60	2,867
Suzuki Motor Corp.	150	5,252
Tenneco Inc. (b)	81	5,052
Videocon d2h Ltd. - ADR (a) (b) (c)	783	6,506
WPP Plc	249	5,544
		73,071
Consumer Staples 6.0%
Coca-Cola European Partners Plc	72	2,273
Coca-Cola West Co. Ltd. (d)	208	6,120
CVS Health Corp.	43	3,376
Greencore Group Plc	1,126	3,414
Imperial Brands Plc	202	8,825
Koninklijke Ahold NV	120	2,521
Nomad Holdings Ltd. (a) (b)	436	4,175
Seven & I Holdings Co. Ltd.	74	2,818
WH Group Ltd.	11,508	9,277
		42,799
Energy 9.6%
Boardwalk Pipeline Partners LP (a)	367	6,376
Cenovus Energy Inc.	323	4,890
ConocoPhillips Co.	100	5,033
Diamondback Energy Inc. (b) (e)	144	14,600
EQT Corp. (a)	110	7,203
Gener8 Maritime Inc. (a) (b)	322	1,443
Gulfport Energy Corp. (b)	97	2,092
INPEX Corp.	329	3,287
Marathon Petroleum Corp.	85	4,298
Parsley Energy Inc. - Class A (a) (b)	190	6,712
Phillips 66 (e)	61	5,307
Tesoro Corp.	43	3,722
Viper Energy Partners LP (a)	185	2,970
		67,933
Financials 18.6%
Aldermore Group Plc (b)	802	2,340
Aurelius Equity Opportunities SE and Co. KGaA	156	9,148
Australia & New Zealand Banking Group Ltd.	257	5,628
	Shares/Par†	Value
Bank of America Corp. (a) (e)	654	14,456
Bank Rakyat Indonesia Persero Tbk PT	2,524	2,180
Berkshire Hathaway Inc. - Class B (a) (b)	126	20,522
Capital One Financial Corp. (a)	70	6,078
Chubb Ltd. (a)	96	12,725
Citigroup Inc.	70	4,149
Direct Line Insurance Group Plc	171	777
Fifth Third Bancorp (a)	274	7,399
ICICI Bank Ltd. - ADR	500	3,745
Lloyds Banking Group Plc	5,873	4,510
Loews Corp. (a)	94	4,385
Muenchener Rueckversicherungs AG	21	4,020
Resona Holdings Inc.	712	3,647
Shinsei Bank Ltd.	407	681
SunTrust Banks Inc. (a)	84	4,613
Swiss Re AG	66	6,213
Tokio Marine Holdings Inc.	66	2,694
Wells Fargo & Co.	176	9,714
WR Berkley Corp.	41	2,761
		132,385
Health Care 10.9%
Allscripts-Misys Healthcare Solutions Inc. (b)	272	2,776
Astellas Pharma Inc.	517	7,171
CIGNA Corp.	24	3,171
DaVita Inc. (b)	69	4,419
HCA Holdings Inc. (b)	48	3,553
Johnson & Johnson	88	10,129
Laboratory Corp. of America Holdings (a) (b)	80	10,215
Merck & Co. Inc. (a)	315	18,536
Pfizer Inc. (a)	136	4,422
Quest Diagnostics Inc. (a)	64	5,861
Roche Holding AG	31	7,037
		77,290
Industrials 11.3%
Babcock International Group Plc	493	5,784
Honeywell International Inc. (a) (e)	32	3,768
Ingersoll-Rand Plc	42	3,163
Koninklijke Philips Electronics NV	177	5,418
Northrop Grumman Systems Corp.	20	4,634
NSK Ltd.	286	3,303
Randstad Holding NV	68	3,663
Raytheon Co.	51	7,281
Safran SA	123	8,821
Siemens AG	98	12,001
Teleperformance	59	5,956
United Parcel Service Inc. - Class B	34	3,903
United Technologies Corp. (a)	47	5,187
Vinci SA	112	7,636
		80,518
Information Technology 13.8%
Activision Blizzard Inc. (a)	96	3,455
Alphabet Inc. - Class C (a) (b)	19	14,801
Alps Electric Co. Ltd.	228	5,469
Amano Corp.	236	4,131
Cap Gemini SA	103	8,696
Cisco Systems Inc. (a)	107	3,225
CommScope Holding Co. Inc. (a) (b)	136	5,059
Computer Sciences Corp. (a)	96	5,700
eBay Inc. (a) (b)	211	6,263
Flextronics International Ltd. (a) (b)	278	3,999
Hewlett Packard Enterprise Co.	95	2,209
Jabil Circuit Inc. (a)	254	6,024
Leidos Holdings Inc.	129	6,573
Oracle Corp.	75	2,870
PayPal Holdings Inc. (a) (b)	84	3,297
Pegatron Corp.	914	2,174
Qorvo Inc. (b)	63	3,299
TE Connectivity Ltd.	56	3,908
Versum Materials Inc. (b)	236	6,635
		97,787
Materials 6.9%
AdvanSix Inc. (b)	1	29
Berry Plastics Group Inc. (b)	156	7,617

See accompanying Notes to Financial Statements.

7

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
CRH Plc	214	7,423
Dow Chemical Co. (a)	105	5,996
Graphic Packaging Holding Co. (a)	342	4,274
Phosagro OAO - GDR (c)	210	3,203
PPG Industries Inc.	41	3,921
Reliance Steel & Aluminum Co.	19	1,534
Stornoway Diamond Corp. (b) (d)	2,767	2,061
WestRock Co. (a)	148	7,493
Yara International ASA	133	5,215
		48,766
Telecommunication Services 1.8%
Nippon Telegraph & Telephone Corp.	178	7,480
Vodafone Group Plc	2,086	5,132
		12,612
Utilities 0.8%
SSE Plc	299	5,713
Total Common Stocks (cost $595,189)		638,874
PREFERRED STOCKS 0.7%
Information Technology 0.7%
Samsung Electronics Co. Ltd.	4	5,139
Total Preferred Stocks (cost $4,299)		5,139
SHORT TERM INVESTMENTS 8.9%
Investment Companies 8.9%
JNL Money Market Fund, 0.34% (f) (g)	62,933	62,933
Securities Lending Collateral 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	250	250
Total Short Term Investments (cost $63,183)		63,183
Total Investments 99.6% (cost $662,671)		707,196
Total Securities Sold Short (37.0)% (proceeds $250,459)		(262,688)
Other Derivative Instruments (0.2)%		(1,116)
Other Assets and Liabilities, Net 37.6%		266,905
Total Net Assets 100.0%		$710,297

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

SECURITIES SOLD SHORT (37.0%)
COMMON STOCKS (37.0%)
Consumer Discretionary (6.1%)
Axel Springer SE	(16)	$(765)
Cheesecake Factory Inc.	(33)	(1,968)
Chipotle Mexican Grill Inc.	(7)	(2,691)
Cie Financiere Richemont SA	(47)	(3,085)
Cineplex Inc.	(76)	(2,885)
Dollar Tree Inc.	(18)	(1,417)
Dorman Products Inc.	(34)	(2,497)
Ferrari NV	(62)	(3,605)
Lululemon Athletica Inc.	(16)	(1,021)
Manchester United Plc - Class A	(97)	(1,380)
Netflix Inc.	(29)	(3,562)
Ocado Group Plc	(754)	(2,455)
Sanrio Co. Ltd.	(143)	(2,700)
Shimano Inc.	(15)	(2,397)
Societe Television Francaise 1	(262)	(2,601)
Techtronic Industries Co.	(582)	(2,081)
Tesla Motors Inc.	(18)	(3,943)
Wayfair Inc. - Class A	(55)	(1,926)
		(42,979)
Consumer Staples (2.0%)
Blackmores Ltd.	(5)	(402)
Calbee Inc.	(57)	(1,796)
Colgate-Palmolive Co.	(39)	(2,569)
Lindt & Spruengli AG	—	(1,701)
Monster Beverage Corp.	(28)	(1,224)
	Shares/Par†	Value
Svenska Cellulosa AB - Class B	(80)	(2,261)
Tootsie Roll Industries Inc.	(77)	(3,050)
Yakult Honsha Co. Ltd.	(31)	(1,453)
		(14,456)
Energy (3.6%)
Apache Corp.	(36)	(2,270)
Continental Resources Inc.	(52)	(2,679)
Devon Energy Corp.	(45)	(2,039)
Fugro NV - CVA	(167)	(2,556)
Hess Corp.	(40)	(2,501)
Kinder Morgan Inc.	(85)	(1,752)
Laredo Petroleum Holdings Inc.	(160)	(2,262)
Matador Resources Co.	(92)	(2,376)
National Oilwell Varco Inc.	(115)	(4,317)
Neste Oil Oyj	(67)	(2,556)
		(25,308)
Financials (3.8%)
Bank of East Asia Ltd.	(741)	(2,829)
Bankinter SA	(315)	(2,436)
Cincinnati Financial Corp.	(30)	(2,291)
FactSet Research Systems Inc.	(9)	(1,444)
Hargreaves Lansdown Plc	(222)	(3,298)
Mercury General Corp.	(39)	(2,319)
RLI Corp.	(53)	(3,346)
UMB Financial Corp.	(31)	(2,392)
Westamerica Bancorp	(64)	(4,017)
WisdomTree Investments Inc.	(243)	(2,708)
		(27,080)
Health Care (2.9%)
Chugai Pharmaceutical Co. Ltd.	(107)	(3,066)
Eli Lilly & Co.	(36)	(2,677)
GW Pharmaceuticals Plc - ADS	(20)	(2,277)
Hisamitsu Pharmaceutical Co. Inc.	(26)	(1,319)
Idexx Laboratories Inc.	(23)	(2,636)
Juno Therapeutics Inc.	(87)	(1,649)
Ono Pharmaceutical Co. Ltd.	(138)	(3,014)
Vertex Pharmaceuticals Inc.	(24)	(1,746)
William Demant Holding A/S	(146)	(2,537)
		(20,921)
Industrials (7.3%)
Airbus Group NV	(42)	(2,786)
Clean Harbors Inc.	(73)	(4,046)
Emerson Electric Co.	(43)	(2,423)
GEA Group AG	(69)	(2,769)
Geberit AG	(6)	(2,307)
Grafton Group Plc	(308)	(2,080)
Heartland Express Inc.	(131)	(2,659)
Japan Airport Terminal Co. Ltd.	(39)	(1,398)
Konecranes Oyj	(58)	(2,037)
Middleby Corp.	(22)	(2,887)
Panalpina Welttransport Holding AG	(18)	(2,293)
Rockwell Automation Inc.	(25)	(3,370)
Rolls-Royce Holdings Plc (a)	(330)	(2,711)
Rotork Plc	(380)	(1,129)
SGS SA	(1)	(2,983)
Toro Co.	(45)	(2,503)
TransDigm Group Inc.	(11)	(2,675)
Trex Co. Inc.	(32)	(2,028)
Wabtec Corp.	(50)	(4,186)
Wartsila Oyj	(59)	(2,657)
		(51,927)
Information Technology (5.6%)
ACI Worldwide Inc.	(161)	(2,917)
Ansys Inc.	(23)	(2,127)
Blackbaud Inc.	(49)	(3,162)
Cognex Corp.	(48)	(3,083)
CoStar Group Inc.	(12)	(2,205)
Guidewire Software Inc.	(45)	(2,242)
Hexagon AB - Class B	(94)	(3,364)
Infineon Technologies AG	(126)	(2,179)
Ingenico	(19)	(1,497)
Murata Manufacturing Co. Ltd.	(21)	(2,764)
National Instruments Corp.	(93)	(2,869)

See accompanying Notes to Financial Statements.

8

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Nintendo Co. Ltd.	(9)	(1,809)
Playtech Plc	(168)	(1,710)
Proofpoint Inc.	(31)	(2,199)
Salesforce.com Inc.	(34)	(2,320)
Workday Inc. - Class A	(25)	(1,683)
Yelp Inc. - Class A	(47)	(1,780)
		(39,910)
Materials (5.3%)
Antofagasta Plc	(246)	(2,041)
AptarGroup Inc.	(55)	(4,019)
Axalta Coating Systems Ltd.	(135)	(3,680)
Balchem Corp.	(31)	(2,586)
Ball Corp.	(27)	(1,995)
Chr Hansen Holding A/S	(47)	(2,595)
Fresnillo Plc	(131)	(1,952)
Hecla Mining Co.	(482)	(2,526)
Huhtamaki Oyj - Class I	(83)	(3,067)
James Hardie Industries SE - CDI	(147)	(2,318)
NewMarket Corp.	(4)	(1,817)
Nitto Denko Corp.	(27)	(2,082)
Sonoco Products Co.	(43)	(2,258)
Symrise AG	(54)	(3,272)
WR Grace & Co.	(21)	(1,442)
		(37,650)
Real Estate (0.4%)
Equinix Inc.	(7)	(2,457)
Total Common Stocks (proceeds $250,459)		(262,688)
Total Securities Sold Short (37.0%) (proceeds $250,459)		$(262,688)

(a) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS 62.9%
Consumer Discretionary 10.9%
Alimentation Couche-Tard Inc.	10	$472
Amazon.com Inc. (a)	2	1,668
Astra International Tbk PT	2,756	1,685
Bayerische Motoren Werke AG	26	2,458
Carnival Plc	13	677
Comcast Corp. - Class A	16	1,077
Daimler AG	43	3,213
Denso Corp.	43	1,851
Dollar General Corp.	12	867
Gannett Co. Inc.	39	382
Great Wall Motor Co. Ltd. - Class H (b)	2,764	2,564
Greene King Plc	104	889
Grupo Sanborns SA de CV - Class B-1 (c)	1,404	1,467
Hyundai Motor Co.	12	1,416
JC Decaux SA	9	267
Kering SA	4	929
Las Vegas Sands Corp.	21	1,095
LVMH Moet Hennessy Louis Vuitton SE	9	1,727
Minth Group Ltd.	184	571
Mr Price Group Ltd.	156	1,809
Naspers Ltd. - Class N	5	713
Nike Inc. - Class B	8	386
Norwegian Cruise Line Holdings Ltd. (a)	55	2,339
Ocado Group Plc (a) (b)	142	462
Pacific Textiles Holdings Ltd.	530	574
Panera Bread Co. - Class A (a)	4	800
Priceline Group Inc. (a)	1	1,041
Publicis Groupe SA	18	1,219
Rakuten Inc.	109	1,066
Royal Caribbean Cruises Ltd.	25	2,018
SES SA - FDR	91	1,998
Shimano Inc.	15	2,396
Starbucks Corp.	32	1,760
Stella International Holdings Ltd. (b)	808	1,301
Tiffany & Co. (b)	23	1,754
Wynn Macau Ltd. (b)	1,557	2,461
Wynn Resorts Ltd.	3	295
		49,667
	Shares/Par†	Value
Consumer Staples 5.1%
Associated British Foods Plc	38	1,286
British American Tobacco Plc	27	1,553
Coca-Cola Co.	60	2,475
Coty Inc. - Class A	6	114
Danone SA	14	895
Diageo Plc	72	1,855
Japan Tobacco Inc.	87	2,849
Kao Corp.	12	582
L'Oreal SA	3	482
Mondelez International Inc. - Class A	7	315
Nestle SA	35	2,511
Pernod-Ricard SA	16	1,719
Philip Morris International Inc.	45	4,126
Reckitt Benckiser Group Plc	5	424
Seven & I Holdings Co. Ltd.	33	1,270
Shoprite Holdings Ltd.	24	299
Unilever NV - CVA	7	270
Unilever Plc	5	210
		23,235
Energy 4.3%
Canadian Natural Resources Ltd.	43	1,354
Chevron Corp.	32	3,749
Core Laboratories NV	3	384
Crescent Point Energy Corp. (b)	34	462
Enbridge Inc. (b)	17	724
Enbridge Inc. (b)	47	1,961
Helmerich & Payne Inc. (b)	15	1,161
Noble Energy Inc.	62	2,371
Occidental Petroleum Corp.	28	2,023
Rosneft OAO - GDR	314	2,042
Royal Dutch Shell Plc - Class A	-	9
Royal Dutch Shell Plc - Class B	18	503
Schlumberger Ltd.	34	2,858
YPF SA - Class D - ADR	3	45
		19,646
Financials 10.8%
ABN AMRO Group NV - CVA	66	1,463
AIA Group Ltd.	257	1,441
Aon Plc - Class A	4	446
Assicurazioni Generali SpA	104	1,537
Banco Bilbao Vizcaya Argentaria SA	267	1,803
Bankia SA	496	506
BNP Paribas SA	28	1,792
Cerved Information Solutions SpA	60	499
China Pacific Insurance Group Co. Ltd. - Class H	200	694
Chubb Ltd.	4	581
CME Group Inc.	21	2,422
Credit Suisse Group AG	107	1,535
Discover Ltd.	98	818
Fairfax Financial Holdings Ltd.	5	2,463
Fairfax India Holdings Corp. (a)	111	1,290
First Gulf Bank PJSC	363	1,270
Grupo Financiero Inbursa SAB de CV - Class O	1,190	1,804
Henderson Group Plc	190	549
Huntington Bancshares Inc.	47	619
Intercontinental Exchange Inc.	46	2,567
Intesa Sanpaolo SpA	487	1,233
Julius Baer Group Ltd.	42	1,846
Lloyds Banking Group Plc	2,064	1,585
Marsh & McLennan Cos. Inc.	8	507
Moneta Money Bank A/S (a)	165	532
Moscow Exchange MICEX-RTS OAO	1,052	2,154
New York Community Bancorp Inc.	94	1,496
Partners Group Holding AG	4	1,941
PICC Property & Casualty Co. Ltd. - Class H	2,409	3,727
Ping An Insurance Group Co. of China Ltd. - Class H	460	2,288
Resona Holdings Inc.	290	1,487
Sampo Oyj - Class A	23	1,040
Sony Financial Holdings Inc.	100	1,564
The Governor & Co. of the Bank of Ireland (a)	5,505	1,348
Wells Fargo & Co.	9	502
		49,349

See accompanying Notes to Financial Statements.

9

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Health Care 3.7%
AstraZeneca Plc	59	3,233
Cerner Corp. (a)	8	387
CYBERDYNE Inc. (a) (b)	38	536
Danaher Corp.	13	1,020
DaVita Inc. (a)	10	661
Eli Lilly & Co.	12	861
Incyte Corp. (a)	23	2,261
Lupin Ltd.	18	399
Novo Nordisk A/S - Class B	33	1,185
Pfizer Inc.	64	2,092
Roche Holding AG	15	3,414
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (b)	259	791
		16,840
Industrials 6.6%
Adecco Group AG	41	2,670
Airbus Group NV	16	1,066
Assa Abloy AB - Class B	22	404
Beijing Enterprises Holdings Ltd.	162	760
Boeing Co.	14	2,180
C.H. Robinson Worldwide Inc.	10	703
CCR SA	489	2,399
Edenred	25	501
General Electric Co.	72	2,278
Glory Ltd.	14	441
Hexcel Corp.	35	1,816
IDEX Corp.	16	1,450
Jardine Matheson Holdings Ltd.	13	701
Kubota Corp.	29	406
Nielsen Holdings Plc	22	915
Norfolk Southern Corp.	11	1,195
Northrop Grumman Systems Corp.	2	558
PageGroup Plc	46	221
Ryanair Holdings Plc - ADR (a)	4	325
Safran SA	15	1,059
Seek Ltd.	176	1,884
SMC Corp.	1	262
Sydney Airport	254	1,097
TransDigm Group Inc.	6	1,454
Transurban Group	92	687
Union Pacific Corp.	6	581
Waste Connections Inc.	24	1,870
		29,883
Information Technology 7.4%
Accenture Plc - Class A	3	328
Alibaba Group Holding Ltd. - ADS (a)	12	1,071
Alphabet Inc. - Class C (a)	-	374
Amadeus IT Group SA	6	277
Apple Inc.	33	3,805
ASML Holding NV - ADR	2	236
ASML Holding NV	59	6,641
HP Inc.	49	730
MediaTek Inc.	146	975
MercadoLibre Inc.	4	586
Micro Focus International Plc	21	561
Microsoft Corp.	61	3,772
Murata Manufacturing Co. Ltd.	20	2,604
NetApp Inc.	29	1,033
Samsung Electronics Co. Ltd.	-	506
Tableau Software Inc. - Class A (a)	14	590
Taiwan Semiconductor Manufacturing Co. Ltd.	821	4,599
Tech Mahindra Ltd.	42	303
Tencent Holdings Ltd.	24	584
Texas Instruments Inc.	20	1,474
Trend Micro Inc.	21	728
VeriSign Inc. (a) (b)	6	434
Visa Inc. - Class A	13	1,030
VTech Holdings Ltd.	49	654
		33,895
Materials 5.4%
Amcor Ltd.	89	956
AngloGold Ashanti Ltd. - ADR (a) (b)	29	305
	Shares/Par†	Value
AngloGold Ashanti Ltd. (a)	30	323
Asahi Kasei Corp.	255	2,219
Barrick Gold Corp.	67	1,064
First Quantum Minerals Ltd.	56	559
LafargeHolcim Ltd.	57	2,987
Monsanto Co.	19	2,041
Newcrest Mining Ltd.	138	1,975
Nucor Corp.	14	845
Potash Corp. of Saskatchewan Inc.	177	3,200
Praxair Inc.	4	469
Rio Tinto Plc	38	1,455
Shin-Etsu Chemical Co. Ltd.	7	503
Vale SA - ADR (b)	755	5,204
Yamato Kogyo Co. Ltd.	24	667
		24,772
Real Estate 1.3%
American Tower Corp.	4	433
Cheung Kong Property Holdings Ltd.	196	1,200
Crown Castle International Corp.	15	1,276
Fibra Uno Administracion SA de CV	202	309
Iron Mountain Inc.	24	785
Link REIT	60	389
TAG Immobilien AG	130	1,713
		6,105
Telecommunication Services 5.1%
America Movil SAB de CV - Class L - ADR	415	5,223
AT&T Inc.	28	1,182
Bezeq Israeli Telecommunication Corp. Ltd.	925	1,755
Bharti Airtel Ltd.	324	1,454
Koninklijke KPN NV	548	1,622
LG Uplus Corp.	82	777
MegaFon PJSC - GDR	132	1,246
NII Capital Corp. (a)	2	5
NTT DoCoMo Inc.	17	393
TDC A/S (a)	392	2,009
Telia Co. AB	521	2,094
Verizon Communications Inc.	43	2,285
Vodafone Group Plc	1,375	3,383
		23,428
Utilities 2.3%
AES Corp.	286	3,320
CLP Holdings Ltd.	49	449
Energias de Portugal SA	425	1,293
Enersis Americas SA - ADR	13	104
Enersis Chile SA - ADR	13	58
Exelon Corp.	47	1,650
Gas Natural SDG SA	71	1,327
Huaneng Power International Inc. - Class H	2,540	1,677
Sempra Energy	8	755
		10,633
Total Common Stocks (cost $272,825)		287,453
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.0%
Corporate Risk Holdings Corp. (a) (c) (d) (e)	-	—
Corporate Risk Holdings I Inc. (a) (c) (d) (e)	5	61
		61
Information Technology 0.0%
ASAT Holdings Ltd. (c) (d) (e) (f)	7	—
Materials 0.4%
Vale SA - Class A	259	1,859
Real Estate 0.2%
American Tower Corp., 5.50%, 02/15/18 (f)	10	1,066
Total Preferred Stocks (cost $2,291)		2,986
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
AmeriCredit Automobile Receivables Trust
Series 2014-A3-4, 1.27%, 08/08/17	7	7
BA Credit Card Trust
Series 2014-A-A1, 1.08%, 01/15/19 (g)	125	125
Banc of America Commercial Mortgage Trust
Series 2008-A4-1, REMIC, 6.24%, 12/10/17 (g)	47	48
Series 2006-A4-3, REMIC, 5.89%, 07/10/44 (g)	-	—

See accompanying Notes to Financial Statements.

10

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A1A-T28, REMIC, 5.71%, 09/11/17 (g)	16	16
CarMax Auto Owner Trust
Series 2014-A3-1, 0.79%, 10/15/18	8	8
Citibank Credit Card Issuance Trust
Series 2014-A2-A2, 1.02%, 02/22/17	100	100
Series 2014-A6-A6, 2.15%, 07/15/19	275	277
Commercial Mortgage Pass-Through Certificates
Series 2007-AM-C2, REMIC, 5.61%, 01/15/49 (g)	45	45
Commercial Mortgage Trust
Series 2007-A1A-C9, REMIC, 5.81%, 07/10/17 (g)	6	6
Series 2007-AM-GG11, REMIC, 5.87%, 08/10/17 (g)	25	26
Core Industrial Trust
Series 2015-A-CALW, REMIC, 3.04%, 02/10/22 (c) (d)	80	82
Credit Suisse Commercial Mortgage Trust
Series 2007-A1A1-C3, REMIC, 5.69%, 06/15/39 (g)	7	7
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (g)	33	33
Discover Card Execution Note Trust
Series 2015-A1-A1, 1.05%, 02/15/18 (g)	200	200
Enterprise Fleet Financing LLC
Series 2014-A2-1, 0.87%, 09/20/19 (c) (d)	9	9
EQTY Mortgage Trust
Series 2014-A-INNS, REMIC, 1.50%, 05/08/31 (c) (d) (g)	111	111
GS Mortgage Securities Trust
Series 2007-A1A-GG10, REMIC, 5.79%, 08/10/45 (g)	19	19
Hertz Vehicle Financing LLC
Series 2015-A-1A, 2.73%, 03/25/20 (c) (d)	159	158
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A1A-CB18, REMIC, 5.43%, 01/12/17 (g)	27	27
Series 2007-A1A-LDPX, REMIC, 5.44%, 03/15/17	23	23
Series 2007-A1A-CB19, REMIC, 5.71%, 05/12/17 (g)	95	95
Series 2007-A1A-LD12, REMIC, 5.85%, 07/15/17 (g)	32	32
Series 2007-A4-C1, REMIC, 5.72%, 11/15/17	19	19
LB Commercial Mortgage Trust
Series 2007-A1A-C3, REMIC, 5.87%, 07/15/44 (g)	24	24
LB-UBS Commercial Mortgage Trust
Series 2007-A3-C2, REMIC, 5.43%, 02/15/40	14	14
Series 2007-AM-C2, REMIC, 5.49%, 02/15/40	225	227
Series 2007-AM-C7, REMIC, 6.16%, 09/15/45 (g)	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 6.85%, 07/12/17 (g)	23	23
Morgan Stanley Capital I Trust
Series 2007-A1A-T27, REMIC, 5.64%, 06/11/17 (g)	17	18
Wachovia Bank Commercial Mortgage Trust
Series 2007-A5-C31, REMIC, 5.50%, 04/15/47	25	25
Series 2007-AM-C31, REMIC, 5.59%, 04/15/47 (g)	20	20
Series 2007-A3-C32, REMIC, 5.71%, 06/15/49 (g)	49	49
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,942)		1,899
CORPORATE BONDS AND NOTES 7.2%
Consumer Discretionary 0.3%
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (c) (d)	100	103
Comcast Corp.
5.88%, 02/15/18	100	105
DISH DBS Corp.
4.25%, 04/01/18	75	77
	Shares/Par†	Value
Hilton Worldwide Finance LLC
5.63%, 10/15/21	125	129
McDonald's Corp.
3.70%, 01/30/26	55	56
4.70%, 12/09/35	25	26
4.88%, 12/09/45	35	37
NBCUniversal Enterprise Inc.
1.97%, 04/15/19 (c) (d)	100	100
Newell Rubbermaid Inc.
3.85%, 04/01/23 (h)	120	124
4.20%, 04/01/26	305	318
5.50%, 04/01/46 (h)	45	52
Thomson Reuters Corp.
4.30%, 11/23/23	60	63
5.65%, 11/23/43	40	44
		1,234
Consumer Staples 0.2%
Altria Group Inc.
2.63%, 01/14/20	100	101
CVS Caremark Corp.
2.25%, 08/12/19	35	35
Philip Morris International Inc.
4.25%, 11/10/44	50	49
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	36
4.00%, 06/12/22	65	68
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	332
5.70%, 08/15/35	5	6
6.15%, 09/15/43	5	6
5.85%, 08/15/45	40	47
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	70	70
2.60%, 06/01/21	20	20
3.10%, 06/01/23	20	20
		816
Energy 0.8%
Columbia Pipeline Group Inc.
2.45%, 06/01/18	40	40
3.30%, 06/01/20	5	5
4.50%, 06/01/25	5	5
5.80%, 06/01/45	10	11
ConocoPhillips Co.
5.95%, 03/15/46	20	25
Devon Energy Corp.
3.25%, 05/15/22 (b)	35	35
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	35	25
Enbridge Energy Partners LP
5.20%, 03/15/20	120	128
5.88%, 10/15/25 (b)	70	78
Enbridge Inc.
4.25%, 12/01/26	15	15
4.50%, 06/10/44	15	14
EnLink Midstream Partners LP
4.40%, 04/01/24	30	30
Exxon Mobil Corp.
2.22%, 03/01/21	70	70
Halliburton Co.
3.80%, 11/15/25	155	157
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 - 09/01/23	90	90
4.25%, 09/01/24	30	31
5.50%, 03/01/44	20	20
Kinder Morgan Inc.
4.30%, 06/01/25	165	170
PDC Energy Inc.
7.75%, 10/15/22	100	107
Petrobras Global Finance BV
8.75%, 05/23/26	125	135
6.85%, 06/05/15	150	122
Petroleos Mexicanos
5.50%, 01/21/21	50	51

See accompanying Notes to Financial Statements.

11

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
4.88%, 01/24/22	135	135
5.63%, 01/23/46	480	398
Phillips 66 Partners LP
4.68%, 02/15/45	5	5
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	50	54
5.00%, 03/15/27 (c) (d)	10	10
Schlumberger Holdings Corp.
4.00%, 12/21/25 (c) (d)	120	126
Shell International Finance BV
1.38%, 09/12/19	130	128
1.75%, 09/12/21	115	112
Southwestern Energy Co.
6.70%, 01/23/25 (b) (h)	40	41
Statoil ASA
3.70%, 03/01/24	75	78
Teekay Corp.
8.50%, 01/15/20	50	48
TransCanada Pipelines Ltd.
6.50%, 08/15/18	475	508
Transocean Inc.
9.00%, 07/15/23 (b) (c) (d)	50	51
Transportadora de Gas del Peru SA
4.25%, 04/30/28 (c) (d)	200	197
Williams Partners LP
5.25%, 03/15/20	175	187
4.30%, 03/04/24	160	161
		3,603
Financials 3.7%
ACE INA Holdings Inc.
2.88%, 11/03/22	30	30
3.35%, 05/15/24 - 05/03/26	70	71
4.35%, 11/03/45	50	53
Allianz SE
4.75%, (callable at 100 beginning 10/24/23), EUR (i)	200	232
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	80	81
4.90%, 02/01/46	50	54
Assicurazioni Generali SpA
10.12%, 07/10/42, EUR	100	137
7.75%, 12/12/42, EUR	100	125
Aviva Plc
6.13%, 07/05/43, EUR	175	214
6.87%, 05/20/58, GBP (g)	150	216
AXA SA
5.45%, (callable at 100 beginning 03/04/26), GBP (i)	225	283
Bank of America Corp.
2.63%, 10/19/20	37	37
3.88%, 08/01/25	93	94
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	196
6.63%, 03/30/22, EUR	70	90
Barclays Plc
3.65%, 03/16/25	200	193
BAT International Finance Plc
2.75%, 06/15/20 (c) (d)	30	30
3.50%, 06/15/22 (c) (d)	20	20
BBVA Subordinated Capital SAU
3.50%, 04/11/24, EUR	200	219
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	75	76
BNP Paribas SA
2.87%, 03/20/26, EUR	225	247
BPCE SA
4.63%, 07/18/23, EUR	100	124
CaixaBank SA
5.00%, 11/14/23, EUR	200	222
CIT Group Inc.
4.25%, 08/15/17	150	152
Citigroup Inc.
1.70%, 04/27/18	150	150
2.35%, 08/02/21	150	147
3.20%, 10/21/26	211	201
	Shares/Par†	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 07/25/23, EUR	450	544
Credit Agricole SA
4.38%, 03/17/25 (c) (d)	200	196
Credit Suisse AG
3.00%, 10/29/21	250	252
Daimler Finance North America LLC
2.25%, 03/02/20 (c) (d)	250	249
2.00%, 07/06/21 (c) (d)	200	194
Ford Motor Credit Co. LLC
3.20%, 01/15/21	250	250
General Electric Capital European Funding
5.38%, 01/23/20, EUR	100	123
General Motors Financial Co. Inc.
2.40%, 05/09/19	165	164
Goldman Sachs Group Inc.
2.00%, 04/25/19	50	50
2.88%, 02/25/21	231	232
5.25%, 07/27/21	200	219
3.50%, 01/23/25	280	276
3.75%, 02/25/26	30	30
4.75%, 10/21/45	140	147
HSBC Holdings Plc
3.37%, 01/10/24, EUR	250	276
4.30%, 03/08/26	200	207
3.90%, 05/25/26	200	201
Imperial Brands Finance Plc
5.00%, 12/02/19, EUR	175	210
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	355
JPMorgan Chase & Co.
2.55%, 03/01/21	497	495
3.25%, 09/23/22	180	182
2.70%, 05/18/23	125	122
Lloyds Bank Plc
6.50%, 03/24/20, EUR	325	402
7.63%, 04/22/25, GBP	100	159
Merrill Lynch & Co. Inc.
4.63%, 09/14/18, EUR	500	566
Morgan Stanley
3.88%, 01/27/26	150	151
3.13%, 07/27/26	150	143
NN Group NV
4.50%, (callable at 100 beginning 01/15/26), EUR (i)	250	263
4.62%, 04/08/44, EUR (g)	100	110
Nordea Kredit Realkreditaktieselskab
2.00%, 10/01/37, DKK	3,563	512
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	17,336	2,491
2.50%, 10/01/47, DKK	1,675	239
PNC Bank NA
2.30%, 06/01/20	250	250
Private Export Funding Corp.
3.55%, 01/15/24	195	207
Realkredit Danmark A/S
2.00%, 10/01/37, DKK	7,944	1,141
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	130	128
2.40%, 09/23/21	340	328
2.88%, 09/23/23	50	47
3.20%, 09/23/26	35	33
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250	250
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (c) (d)	200	199
WEA Finance LLC
2.70%, 09/17/19 (c) (d)	200	202
3.25%, 10/05/20 (c) (d)	400	407
		16,896
Health Care 1.1%
Abbott Laboratories
2.35%, 11/22/19	30	30
2.90%, 11/30/21	25	25

See accompanying Notes to Financial Statements.

12

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.40%, 11/30/23	15	15
3.75%, 11/30/26	45	45
4.75%, 11/30/36	20	20
4.90%, 11/30/46	45	46
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	360
2.90%, 11/06/22	115	113
3.20%, 11/06/22	10	10
3.60%, 05/14/25	230	228
4.50%, 05/14/35	65	64
Actavis Funding SCS
3.00%, 03/12/20	50	51
3.45%, 03/15/22	495	502
3.80%, 03/15/25	210	210
4.55%, 03/15/35	80	79
4.75%, 03/15/45	115	113
Aetna Inc.
1.70%, 06/07/18	20	20
1.90%, 06/07/19	25	25
2.40%, 06/15/21	5	5
2.80%, 06/15/23	50	49
3.20%, 06/15/26	265	262
4.25%, 06/15/36	140	140
4.38%, 06/15/46	130	130
Amgen Inc.
1.85%, 08/19/21	30	29
2.25%, 08/19/23	350	329
4.40%, 05/01/45	110	105
Baxalta Inc.
4.00%, 06/23/25	125	125
Becton Dickinson & Co.
2.68%, 12/15/19	70	71
3.73%, 12/15/24	58	59
Celgene Corp.
3.88%, 08/15/25	120	122
DJO Finco LLC
8.13%, 06/15/21 (c) (d)	100	87
EMD Finance LLC
2.40%, 03/19/20 (c) (d)	85	84
2.95%, 03/19/22 (c) (d)	10	10
3.25%, 03/19/25 (c) (d)	170	166
Gilead Sciences Inc.
3.65%, 03/01/26	30	30
Kinetic Concepts Inc.
12.50%, 11/01/21 (c) (d)	200	209
Laboratory Corp. of America Holdings
3.60%, 02/01/25	50	50
Medtronic Inc.
3.50%, 03/15/25	255	262
Roche Holdings Inc.
3.35%, 09/30/24 (c) (d)	200	204
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	25	25
2.20%, 07/21/21	20	19
2.80%, 07/21/23	10	9
3.15%, 10/01/26	10	9
4.10%, 10/01/46	10	9
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25
UnitedHealth Group Inc.
2.70%, 07/15/20	65	66
3.75%, 07/15/25	60	62
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (c) (d)	200	172
Zimmer Holdings Inc.
3.15%, 04/01/22	55	55
		4,965
Industrials 0.1%
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34 (c) (d)	200	211
Lockheed Martin Corp.
2.50%, 11/23/20	15	15
3.10%, 01/15/23	15	15
	Shares/Par†	Value
3.55%, 01/15/26	20	20
Navios Maritime Acquisition Corp.
8.13%, 11/15/21 (c) (d)	100	85
RR Donnelley & Sons Co.
7.00%, 02/15/22	8	8
Volvo AB
5.00%, 05/31/17, EUR	150	161
		515
Information Technology 0.0%
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
Microsoft Corp.
2.40%, 08/08/26	150	142
		197
Materials 0.1%
ArcelorMittal
7.25%, 02/25/22 (j)	125	141
First Quantum Minerals Ltd.
6.75%, 02/15/20 (c) (d)	100	100
7.00%, 02/15/21 (c) (d)	100	99
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (c) (d)	100	116
Vale Overseas Ltd.
6.88%, 11/21/36	15	15
6.88%, 11/10/39	10	10
		481
Real Estate 0.1%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	40	40
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	50	50
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (c) (d)	50	52
Corporate Office Properties LP
3.60%, 05/15/23	15	14
DDR Corp.
3.63%, 02/01/25	40	39
Developers Diversified Realty Corp.
4.75%, 04/15/18	40	41
ERP Operating LP
4.63%, 12/15/21	24	26
Essex Portfolio LP
3.50%, 04/01/25	125	123
3.38%, 04/15/26	60	58
Hospitality Properties Trust
4.50%, 06/15/23	30	30
Kimco Realty Corp.
3.40%, 11/01/22	15	15
2.70%, 03/01/24	60	57
ProLogis LP
3.75%, 11/01/25	35	36
Scentre Group Trust
3.50%, 02/12/25 (c) (d)	105	104
		685
Telecommunication Services 0.3%
AT&T Inc.
2.45%, 06/30/20	80	79
2.80%, 02/17/21	250	248
France Telecom SA
9.00%, 03/01/31 (j)	28	42
Frontier Communications Corp.
9.25%, 07/01/21	200	210
Orange SA
5.00%, (callable at 100 beginning 10/01/26), EUR (i)	150	166
5.38%, 11/22/50, GBP	100	176
Sprint Nextel Corp.
7.00%, 08/15/20	100	106
T-Mobile USA Inc.
6.63%, 04/01/23	125	133

See accompanying Notes to Financial Statements.

13

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Verizon Communications Inc.
4.27%, 01/15/36	88	84
Windstream Corp.
7.75%, 10/01/21 (b)	50	51
		1,295
Utilities 0.5%
American Electric Power Co. Inc.
1.65%, 12/15/17	80	80
CMS Energy Corp.
3.60%, 11/15/25	175	177
Comision Federal de Electricidad
4.88%, 05/26/21	200	206
4.75%, 02/23/27 (c) (d)	200	192
Duke Energy Corp.
3.75%, 04/15/24	150	155
2.65%, 09/01/26	325	303
ENEL AMERICAS SA
4.00%, 10/25/26	60	57
Exelon Corp.
3.40%, 04/15/26	200	196
NRG Energy Inc.
6.63%, 01/15/27 (c) (d)	15	14
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	53
2.95%, 03/01/26	35	34
4.25%, 03/15/46	120	122
Pennsylvania Electric Co.
6.05%, 09/01/17	25	26
PG&E Corp.
2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	55
7.75%, 03/01/31	20	27
Puget Energy Inc.
6.00%, 09/01/21	33	37
Red Electrica de Espana Finance BV
3.88%, 01/25/22, EUR	200	247
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	43	44
Southwestern Electric Power Co.
2.75%, 10/01/26	100	94
		2,159
Total Corporate Bonds And Notes (cost $33,622)		32,846
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Series A1-K023, REMIC, 1.58%, 04/25/22	38	37
Series A2-K022, REMIC, 2.36%, 07/25/22	25	25
Series A2-K041, REMIC, 3.17%, 10/25/24	50	51
Series A1-K052, REMIC, 2.60%, 01/25/25	57	57
Federal National Mortgage Association
Series 2014-A2-M1, REMIC, 3.25%, 07/25/23 (g)	125	129
		299
Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corp.
4.00%, 04/01/46	573	602
Federal National Mortgage Association
TBA, 4.00%, 01/15/47 (k)	1,250	1,313
TBA, 4.50%, 01/15/46 - 02/15/47 (k)	1,350	1,451
Government National Mortgage Association
4.50%, 06/20/45 - 08/20/45	988	1,056
		4,422
Municipal 0.2%
Connecticut Housing Finance Authority
4.00%, 11/15/44	180	189
Maryland Community Development Administration
2.86%, 09/01/40	115	115
Massachusetts Housing Finance Agency
4.00%, 12/01/43	10	10
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	20
4.00%, 07/01/38	290	303
2.35%, 03/01/43	36	35
	Shares/Par†	Value
Nebraska Investment Finance Authority
3.00%, 03/01/43	20	20
4.50%, 09/01/43	10	10
South Carolina State Housing Finance & Development
4.00%, 07/01/41	65	68
South Dakota Housing Development Authority
4.00%, 05/01/34	20	21
Tennessee Housing Development Agency
4.00%, 07/01/43	25	26
		817
Sovereign 14.9%
Abu Dhabi National Energy Co.
3.63%, 01/12/23 (c) (d)	600	597
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	295	20
18.20%, 10/03/21, ARS	195	13
15.50%, 10/17/26, ARS	75	5
Argentina Republic Government International Bond
7.50%, 04/22/26 (c) (d)	200	210
8.28%, 12/31/33 (b)	168	180
Australia Government Bond
5.75%, 05/15/21, AUD	1,300	1,077
3.25%, 04/21/29, AUD	600	445
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (c) (d)	200	187
Belgium Government Bond
1.00%, 06/22/26, EUR (c) (d)	1,450	1,591
Bermuda Government International Bond
4.14%, 01/03/23 (c) (d)	200	204
4.85%, 02/06/24 (c) (d)	500	520
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	890,000	1,385
Brazil Letras do Tesouro Nacional
10.00%, 01/01/18, BRL	145	44
0.00%, 07/01/18, BRL (l)	150	39
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25, BRL	200	57
Bundesrepublik Deutschland
2.50%, 08/15/46, EUR	1,025	1,518
Canada Government Bond
2.25%, 06/01/25, CAD	1,550	1,210
Colombia Government International Bond
4.38%, 07/12/21	200	209
4.50%, 01/28/26	200	206
Colombia TES
7.50%, 08/26/26, COP	1,432,000	490
6.00%, 04/28/28, COP	601,000	181
Dominican Republic International Bond
7.50%, 05/06/21	175	190
6.88%, 01/29/26 (c) (d)	100	104
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24	200	184
France Government Bond OAT
1.75%, 11/25/24, EUR	830	976
Ghana Government Bond
19.00%, 11/02/26, GHS	50	12
Hellenic Republic Government Bond
3.38%, 07/17/17, EUR (c) (d)	30	31
Hungary Government Bond
6.50%, 06/24/19, HUF	437,900	1,699
2.00%, 10/30/19, HUF	15,000	53
7.50%, 11/12/20, HUF	566,950	2,379
5.50%, 06/24/25, HUF	59,400	242
Hungary Government International Bond
6.25%, 01/29/20 (b)	125	137
6.00%, 11/24/23, HUF	101,000	424
5.38%, 03/25/24	400	436
7.63%, 03/29/41	150	210
India Government Bond
7.80%, 04/11/21, INR	62,500	963
8.83%, 11/25/23, INR	31,300	513
Indonesia Government International Bond
4.88%, 05/05/21	200	212
3.70%, 01/08/22 (c) (d)	200	200

See accompanying Notes to Financial Statements.

14

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.75%, 04/25/22	210	211
3.75%, 06/14/28, EUR (c) (d)	100	107
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	699,000	52
Ireland Government Bond
3.90%, 03/20/23, EUR	355	462
3.40%, 03/18/24, EUR	450	576
5.40%, 03/13/25, EUR	260	380
1.00%, 05/15/26, EUR	540	581
2.40%, 05/15/30, EUR	300	364
2.00%, 02/18/45, EUR	300	338
Israel Government Bond
5.50%, 01/31/42, ILS	1,400	522
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	325	353
0.95%, 03/15/23, EUR	410	429
4.75%, 08/01/23, EUR (c) (d)	300	389
4.50%, 03/01/24, EUR	280	359
Ivory Coast Government International Bond
5.75%, 12/31/32	99	91
Jamaica Government International Bond
8.00%, 03/15/39	100	111
Japan Government Bond
0.10%, 06/20/21, JPY	70,000	604
0.80%, 09/20/22 - 06/20/23, JPY	190,000	1,710
0.70%, 12/20/22, JPY	65,000	582
0.30%, 12/20/24, JPY	120,000	1,053
0.50%, 12/20/24, JPY	60,000	534
2.20%, 03/20/30, JPY	45,000	486
2.30%, 12/20/35, JPY	35,000	395
1.70%, 06/20/33 - 03/20/44, JPY	255,000	2,677
1.60%, 06/20/45, JPY	10,000	105
Kenya Government International Bond
6.88%, 06/24/24	200	189
Kingdom of Sweden
1.13%, 10/21/19 (b) (c) (d)	250	246
Korea Housing Finance Corp.
2.50%, 11/15/20 (c) (d)	250	247
2.00%, 10/11/21 (c) (d)	300	287
Landwirtschaftliche Rentenbank
1.75%, 04/15/19	130	130
Malaysia Government Bond
4.24%, 02/07/18, MYR	100	22
3.58%, 09/28/18, MYR	821	183
3.76%, 03/15/19, MYR	750	168
3.66%, 10/15/20, MYR	6,983	1,555
4.05%, 09/30/21, MYR	500	112
3.62%, 11/30/21, MYR	1,750	389
3.80%, 08/17/23, MYR	1,500	328
3.96%, 09/15/25, MYR	3,100	670
3.90%, 11/30/26, MYR	1,600	347
4.50%, 04/15/30, MYR	2,800	609
Malaysia Government Investment Issue
4.79%, 10/31/35, MYR	175	39
Mexico Bonos
8.00%, 06/11/20, MXN	900	45
6.50%, 06/10/21, MXN	57,900	2,724
10.00%, 12/05/24 - 11/20/36, MXN	36,000	2,024
5.75%, 03/05/26, MXN	12,900	552
8.50%, 11/18/38, MXN	930	48
7.75%, 12/14/17 - 11/13/42, MXN	6,700	327
Mexico Government International Bond
3.63%, 03/15/22	156	156
4.00%, 10/02/23	130	130
4.75%, 03/08/44	250	227
Morocco Government International Bond
4.25%, 12/11/22	250	255
Nigeria Government International Bond
6.38%, 07/12/23	200	193
Norway Government Bond
4.25%, 05/19/17, NOK (c) (d)	800	94
3.75%, 05/25/21, NOK (c) (d)	4,630	597
Peru Government International Bond
4.13%, 08/25/27	145	151
5.63%, 11/18/50	50	57
	Shares/Par†	Value
Philippine Government International Bond
9.88%, 01/15/19	20	23
Poland Government Bond
1.50%, 04/25/20, PLN	15,325	3,541
5.25%, 10/25/20, PLN	2,750	718
2.00%, 04/25/21, PLN	6,225	1,438
5.75%, 10/25/21 - 09/23/22, PLN	7,080	1,910
4.00%, 10/25/23, PLN	3,450	857
3.25%, 07/25/25, PLN	2,250	528
Poland Government International Bond
5.13%, 04/21/21	90	98
4.00%, 01/22/24	50	51
Republic of Argentina
21.20%, 09/19/18, ARS	200	14
Republic of Ghana
8.13%, 01/18/26	200	197
Republic of Honduras
8.75%, 12/16/20	200	223
Republic of Indonesia
4.75%, 01/08/26 (c) (d)	300	310
4.75%, 01/08/26	200	206
Republic of Lithuania
7.38%, 02/11/20	300	342
Russia Federal Bond
7.50%, 08/18/21, RUB	5,000	80
Russia Government Bond
7.00%, 01/25/23, RUB	2,000	31
Saudi Government International Bond
3.25%, 10/26/26 (c) (d)	200	190
Senegal Government International Bond
8.75%, 05/13/21 (c) (d)	200	223
Slovenia Government International Bond
5.50%, 10/26/22	600	663
5.85%, 05/10/23	325	366
South Africa Government Bond
7.75%, 02/28/23, ZAR	8,975	626
6.50%, 02/28/41, ZAR	6,700	347
Spain Government Bond
3.80%, 04/30/24, EUR (c) (d)	1,140	1,437
2.75%, 10/31/24, EUR (c) (d)	470	556
1.95%, 04/30/26, EUR (c) (d)	700	777
1.30%, 10/31/26, EUR (c) (d)	750	784
Sweden Government Bond
3.50%, 06/01/22, SEK	3,460	454
1.50%, 11/13/23, SEK	5,450	654
Thailand Government Bond
1.88%, 06/17/22, THB	16,600	454
3.85%, 12/12/25, THB	5,000	153
2.13%, 12/17/26, THB	7,000	186
Third Pakistan International Sukuk Co. Ltd.
5.50%, 10/13/21 (c) (d)	200	203
Turkey Government Bond
6.30%, 02/14/18, TRY	50	14
10.50%, 01/15/20, TRY	700	199
Turkey Government International Bond
6.25%, 09/26/22	225	234
United Kingdom Treasury Bond
1.00%, 09/07/17, GBP	770	955
1.75%, 09/07/22, GBP	700	914
1.50%, 07/22/26, GBP	100	126
3.25%, 01/22/44, GBP	300	478
United Mexican States
4.13%, 01/21/26	400	397
Venezuela Government International Bond
12.75%, 08/23/22 (b)	15	9
8.25%, 10/13/24	40	19
7.65%, 04/21/25	20	9
11.75%, 10/21/26	35	20
9.25%, 09/15/27 - 05/07/28	85	43
11.95%, 08/05/31	45	25
9.38%, 01/13/34	5	2
7.00%, 03/31/38	10	4
Zambia Government International Bond
8.50%, 04/14/24 (c) (d)	200	195
		68,208

See accompanying Notes to Financial Statements.

15

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Treasury Inflation Indexed Securities 3.1%
Deutsche Bundesrepublik Inflation Indexed Bond
0.10%, 04/15/23, EUR (m)	104	120
Japan Government CPI Indexed Bond
0.10%, 09/10/23 - 03/10/26, JPY (m)	517,908	4,697
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40, MXN (m)	1,112	56
Nota Do Tesouro Nacional Inflation Indexed Note
6.00%, 05/15/55, BRL (n)	25	24
Republic of Turkey Inflation Indexed Note
2.00%, 09/18/24, TRY (m)	147	40
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 - 07/15/24 (m)	2,090	2,086
0.25%, 01/15/25 (m)	1,220	1,199
2.38%, 01/15/25 (m)	192	221
0.38%, 07/15/25 (m)	357	355
0.63%, 01/15/24 - 01/15/26 (m)	4,093	4,157
1.38%, 02/15/44 (m)	467	509
1.00%, 02/15/46 (m)	689	691
		14,155
U.S. Government Agency Obligations 0.0%
Overseas Private Investment Corp.
3.49%, 12/20/29	23	24
Tennessee Valley Authority
3.88%, 02/15/21	100	108
3.50%, 12/15/42 (b)	112	109
		241
U.S. Treasury Securities 5.2%
U.S. Treasury Bond
2.25%, 08/15/46 (b)	475	398
2.88%, 11/15/46	1,935	1,864
U.S. Treasury Note
1.00%, 11/30/18 (b)	1,000	997
0.75%, 08/15/19	1,500	1,476
1.50%, 10/31/19 - 05/31/20	2,000	2,000
1.25%, 01/31/20	1,117	1,108
1.13%, 03/31/20 - 02/28/21	5,040	4,900
1.63%, 06/30/19 - 06/30/20	3,174	3,192
1.38%, 05/31/20 - 01/31/21	3,360	3,330
2.13%, 08/15/21	200	202
2.00%, 08/31/21 - 08/15/25	2,250	2,228
1.75%, 09/30/19 - 05/15/22	1,250	1,251
2.50%, 05/15/24	700	710
		23,656
Total Government And Agency Obligations (cost $118,520)		111,798
SHORT TERM INVESTMENTS 7.1%
Investment Companies 4.7%
JNL Money Market Fund, 0.34% (o) (p)	21,496	21,496
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (o) (p)	10,867	10,867
Treasury Securities 0.0%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/19 - 07/01/20, BRL	250	57
Letras del Banco Central de la Republica Argentina
1.39%, 01/11/17, ARS	10	1
		58
Total Short Term Investments (cost $32,418)		32,421
Total Investments 102.7% (cost $461,618)		469,403
Other Derivative Instruments (0.1)%		(272)
Other Assets and Liabilities, Net (2.6)%		(11,979)
Total Net Assets 100.0%		$457,152

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

Shares/Par†	Value

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Perpetual security.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $2,763.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) Treasury inflation indexed note, par amount is not adjusted for inflation.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 77.1%
Consumer Discretionary 13.1%
Altice SA
7.75%, 05/15/22 (b)	2,500	$2,669
Argos Merger Sub Inc.
7.13%, 03/15/23 (b)	4,475	4,564
Asbury Automotive Group Inc.
6.00%, 12/15/24	1,500	1,534
Avon International Operations Inc.
7.88%, 08/15/22 (b)	1,475	1,560
Block Communications Inc.
7.25%, 02/01/20 (c) (d)	1,750	1,772
Cablevision Systems Corp.
5.88%, 09/15/22	3,250	3,169
CEC Entertainment Inc.
8.00%, 02/15/22	500	510
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (b)	3,000	3,052
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	1,750	1,749
CSC Holdings LLC
5.25%, 06/01/24 (e)	2,400	2,346
DISH DBS Corp.
5.13%, 05/01/20	5,250	5,434
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (b)	550	594
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	2,000	2,040
5.25%, 04/15/23 (e)	2,000	2,037
Guitar Center Inc.
6.50%, 04/15/19	525	476
iHeartCommunications Inc.
9.00%, 12/15/19 (e)	2,000	1,635
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (c) (d)	2,000	1,790
JC Penney Corp. Inc.
5.88%, 07/01/23 (b)	4,050	4,177
KB Home
4.75%, 05/15/19	1,800	1,836
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,545
LIN Television Corp.
5.88%, 11/15/22	2,000	2,035
MGM Resorts International
6.75%, 10/01/20	900	1,001
7.75%, 03/15/22	900	1,035

See accompanying Notes to Financial Statements.

16

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 (c) (d)	1,550	1,600
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (b)	2,600	2,697
Numericable Group SA
6.00%, 05/15/22 (b)	4,750	4,875
PNK Entertainment Inc.
5.63%, 05/01/24 (b)	4,000	4,010
Sinclair Television Group Inc.
5.63%, 08/01/24 (b)	750	767
Sirius XM Radio Inc.
5.75%, 08/01/21 (b)	1,250	1,302
6.00%, 07/15/24 (b)	2,250	2,351
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (b)	2,500	2,434
Viking Cruises Ltd.
8.50%, 10/15/22 (b)	1,000	1,038
6.25%, 05/15/25 (b)	1,000	930
VTR Finance BV
6.88%, 01/15/24 (b)	3,750	3,872
WideOpenWest Finance LLC
10.25%, 07/15/19	2,500	2,637
Wynn Las Vegas LLC
5.38%, 03/15/22	3,000	3,071
5.50%, 03/01/25 (b)	2,000	1,984
		82,128
Consumer Staples 4.0%
AdvancePierre Foods Holdings Inc.
5.50%, 12/15/24	325	328
BI-LO LLC
8.63%, 09/15/18 (b) (f)	1,575	992
Cott Beverages Inc.
5.38%, 07/01/22	4,250	4,324
Dole Food Co. Inc.
7.25%, 05/01/19 (c) (d)	4,025	4,105
NBTY Inc.
7.63%, 05/15/21 (b)	3,550	3,674
Post Holdings Inc.
6.00%, 12/15/22 (b)	4,000	4,180
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,750	2,836
Vector Group Ltd.
7.75%, 02/15/21	4,500	4,691
		25,130
Energy 14.0%
Antero Resources Corp.
5.13%, 12/01/22	2,000	2,020
Bristow Group Inc.
6.25%, 10/15/22 (d)	1,500	1,275
California Resources Corp.
8.00%, 12/15/22 (b)	3,000	2,670
Callon Petroleum Co.
6.13%, 10/01/24 (b)	675	695
Calumet Specialty Products Partners LP
6.50%, 04/15/21	1,500	1,271
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	2,000	2,070
6.25%, 04/15/23 (e)	2,200	2,255
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	2,000	2,041
Chesapeake Energy Corp.
6.63%, 08/15/20	2,225	2,247
8.00%, 12/15/22 (b)	900	972
5.75%, 03/15/23 (e)	300	282
Concho Resources Inc.
5.50%, 04/01/23	3,450	3,575
CONSOL Energy Inc.
5.88%, 04/15/22	1,750	1,715
Continental Resources Inc.
5.00%, 09/15/22	1,300	1,312
3.80%, 06/01/24	1,050	969
Contura Energy Inc.
10.00%, 08/01/21 (c) (d)	1,500	1,601
	Shares/Par†	Value
CSI Compressco LP
7.25%, 08/15/22 (d)	3,500	3,307
Denbury Resources Inc.
5.50%, 05/01/22	2,000	1,745
Energy Transfer Partners LP
7.50%, 10/15/20	1,250	1,394
EP Energy LLC
9.38%, 05/01/20	2,800	2,581
Exterran Partners LP
6.00%, 04/01/21	3,601	3,493
FTS International Inc.
8.46%, 06/15/20 (g)	1,500	1,500
Genesis Energy LP
5.63%, 06/15/24	3,000	2,947
Ithaca Energy Inc.
8.13%, 07/01/19 (b)	750	748
Jones Energy Holdings LLC
6.75%, 04/01/22	1,500	1,429
Laredo Petroleum Inc.
5.63%, 01/15/22	2,000	2,015
Lonestar Resources America Inc.
8.75%, 04/15/19 (b)	2,250	2,059
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,684
Nabors Industries Inc.
5.50%, 01/15/23	1,125	1,171
Oasis Petroleum Inc.
6.88%, 03/15/22 (e)	3,000	3,075
Parker Drilling Co.
6.75%, 07/15/22	750	649
Peabody Energy Corp.
0.00%, 11/15/18 (h) (i)	3,150	1,929
Rice Energy Inc.
6.25%, 05/01/22	2,000	2,055
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,701
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (j)	1,500	1,605
SM Energy Co.
6.75%, 09/15/26	1,500	1,545
Southwestern Energy Co.
5.80%, 01/23/20 (k)	2,300	2,369
6.70%, 01/23/25 (k)	1,000	1,023
Summit Midstream Holdings LLC
5.50%, 08/15/22	750	731
Teine Energy Ltd.
6.88%, 09/30/22 (b)	1,425	1,455
Tesoro Logistics LP
6.13%, 10/15/21	2,500	2,625
6.25%, 10/15/22	1,000	1,060
Transocean Inc.
6.50%, 11/15/20 (e)	1,500	1,485
8.13%, 12/15/21 (e) (k)	1,500	1,500
Unit Corp.
6.63%, 05/15/21	3,250	3,152
Weatherford International Ltd.
7.75%, 06/15/21 (e)	1,500	1,515
4.50%, 04/15/22	2,000	1,735
		87,252
Financials 9.8%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	2,000	2,055
Ally Financial Inc.
5.75%, 11/20/25	3,000	2,992
Altice Financing SA
6.50%, 01/15/22 (b)	3,500	3,649
6.63%, 02/15/23 (b)	1,250	1,284
Antero Resources Finance Corp.
6.00%, 12/01/20	2,500	2,575
Commerzbank AG
8.13%, 09/19/23 (b)	1,500	1,685
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,030
7.38%, 03/15/23	1,544	1,586

See accompanying Notes to Financial Statements.

17

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	4,500	4,994
Grinding Media Inc.
7.38%, 12/15/23	2,500	2,626
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (b)	2,000	2,107
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (e)	1,000	953
Icahn Enterprises LP
6.00%, 08/01/20	3,000	3,064
5.88%, 02/01/22	1,700	1,687
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	2,925	2,903
Nielsen Finance LLC
5.00%, 04/15/22 (b)	1,250	1,272
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,000	1,043
7.25%, 12/15/21 (b)	2,500	2,606
Provident Funding Associates LP
6.75%, 06/15/21 (b)	1,500	1,507
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,090
5.13%, 05/28/24	1,050	1,046
SLM Corp.
5.50%, 01/15/19 - 01/25/23	5,500	5,605
Solera LLC
10.50%, 03/01/24 (b)	2,000	2,250
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,022
Starwood Property Trust Inc.
5.00%, 12/15/21	2,250	2,280
Tervita Escrow Corp.
7.63%, 12/01/21	475	485
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	2,050	1,988
		61,384
Health Care 4.8%
Community Health Systems Inc.
5.13%, 08/15/18 (e)	1,200	1,179
8.00%, 11/15/19	1,500	1,245
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,850	2,978
Endo Finance LLC
6.00%, 07/15/23 (b)	1,550	1,360
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (b)	450	383
HCA Inc.
6.50%, 02/15/20	2,500	2,735
5.00%, 03/15/24	1,050	1,080
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,080
5.88%, 12/01/23	1,500	1,519
Mallinckrodt International Finance SA
5.75%, 08/01/22 (b)	1,500	1,444
5.63%, 10/15/23 (b)	1,000	933
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,545
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,015
8.00%, 08/01/20	1,000	985
4.38%, 10/01/21	750	739
6.75%, 06/15/23	2,750	2,420
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,455
		30,095
Industrials 5.5%
Ahern Rentals Inc.
7.38%, 05/15/23 (b)	1,000	840
Allison Transmission Inc.
5.00%, 10/01/24 (b)	2,925	2,954
APX Group Inc.
8.75%, 12/01/20	2,750	2,771
Ashtead Capital Inc.
6.50%, 07/15/22 (b)	750	786
	Shares/Par†	Value
5.63%, 10/01/24 (b)	1,570	1,645
Bombardier Inc.
4.75%, 04/15/19 (b)	1,000	1,005
8.75%, 12/01/21 (b)	1,000	1,061
6.00%, 10/15/22 (b)	2,000	1,880
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (b)	1,000	1,023
Fly Leasing Ltd.
6.38%, 10/15/21 (d) (e)	3,045	3,167
Gibraltar Industries Inc.
6.25%, 02/01/21 (j)	3,850	3,965
Hertz Corp.
5.50%, 10/15/24 (b) (e)	1,500	1,311
Mobile Mini Inc.
5.88%, 07/01/24	1,925	1,992
TransDigm Inc.
6.00%, 07/15/22	2,000	2,080
6.38%, 06/15/26 (b)	1,750	1,797
United Rentals North America Inc.
5.50%, 07/15/25	1,500	1,530
Wise Metals Group LLC
8.75%, 12/15/18 (b)	550	572
XPO Logistics Inc.
6.50%, 06/15/22 (b)	3,500	3,675
		34,054
Information Technology 3.3%
Advanced Micro Devices Inc.
7.00%, 07/01/24	3,250	3,372
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	1,250	1,168
First Data Corp.
7.00%, 12/01/23 (b)	5,000	5,325
Infor Software Parent LLC
7.13%, 05/01/21 (b) (f)	4,000	4,100
Micron Technology Inc.
5.50%, 02/01/25	1,750	1,741
NXP BV
5.75%, 03/15/23 (b)	2,000	2,110
Open Text Corp.
5.88%, 06/01/26 (b)	2,350	2,479
		20,295
Materials 11.0%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	250	271
7.00%, 09/30/26 (b)	1,400	1,533
ArcelorMittal
6.50%, 03/01/21 (j)	4,000	4,380
ARD Finance SA
7.13%, 09/15/23 (b) (f)	3,200	3,160
Building Materials Corp. of America
5.38%, 11/15/24 (b)	1,500	1,541
CF Industries Holding Inc.
7.13%, 05/01/20	1,750	1,907
Chemours Co.
6.63%, 05/15/23 (e)	1,000	990
7.00%, 05/15/25	2,250	2,216
Consolidated Container Co. LLC
10.13%, 07/15/20 (c) (d)	1,250	1,278
Constellium NV
7.88%, 04/01/21 (b)	1,450	1,559
5.75%, 05/15/24 (b)	1,100	1,029
First Quantum Minerals Ltd.
7.25%, 10/15/19 (b)	2,800	2,828
6.75%, 02/15/20 (b)	1,000	998
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (b)	750	870
6.88%, 04/01/22 (b) (e)	3,000	3,112
Freeport-McMoRan Inc.
4.00%, 11/14/21	3,000	2,925
3.55%, 03/01/22 (e)	300	279
5.40%, 11/14/34	300	252
Hexion US Finance Corp.
6.63%, 04/15/20	3,500	3,097

See accompanying Notes to Financial Statements.

18

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
HudBay Minerals Inc.
7.25%, 01/15/23	3,450	3,571
Huntsman International LLC
5.13%, 11/15/22	1,500	1,530
INEOS Group Holdings SA
5.63%, 08/01/24 (b) (e)	3,325	3,300
New Gold Inc.
6.25%, 11/15/22	2,500	2,562
Novelis Corp.
5.88%, 09/30/26 (b)	1,325	1,338
Perstorp Holding AB
8.50%, 06/30/21 (b)	1,325	1,322
Platform Specialty Products Corp.
10.38%, 05/01/21 (b)	2,750	3,046
6.50%, 02/01/22 (b) (e)	1,000	1,008
PQ Corp.
6.75%, 11/15/22 (b)	3,980	4,259
Steel Dynamics Inc.
5.13%, 10/01/21	2,000	2,086
Teck Resources Ltd.
2.50%, 02/01/18 (d)	1,000	985
4.50%, 01/15/21	2,350	2,362
3.75%, 02/01/23	250	236
Tronox Finance LLC
6.38%, 08/15/20 (e)	3,100	2,898
United States Steel Corp.
8.38%, 07/01/21 (b)	2,250	2,487
7.50%, 03/15/22	1,750	1,807
		69,022
Real Estate 1.5%
Communications Sales & Leasing Inc.
8.25%, 10/15/23	2,000	2,120
Equinix Inc.
5.75%, 01/01/25	1,050	1,097
5.88%, 01/15/26	1,500	1,579
Felcor Lodging LP
5.63%, 03/01/23	3,600	3,672
Iron Mountain Inc.
5.75%, 08/15/24	725	745
		9,213
Telecommunication Services 9.0%
Avaya Inc.
7.00%, 04/01/19 (b) (e)	2,250	1,969
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,579
5.80%, 03/15/22	2,750	2,811
Cogent Communications Group Inc.
5.38%, 03/01/22 (b)	750	774
Frontier Communications Corp.
8.88%, 09/15/20	1,500	1,597
11.00%, 09/15/25	1,500	1,549
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,195
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	4,810	4,881
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,806
Sprint Capital Corp.
6.90%, 05/01/19	4,100	4,341
Sprint Corp.
7.25%, 09/15/21	4,000	4,250
Sprint Nextel Corp.
7.00%, 08/15/20	4,000	4,240
Telecom Italia SpA
5.30%, 05/30/24 (b)	1,500	1,463
T-Mobile USA Inc.
6.54%, 04/28/20	2,500	2,575
6.00%, 03/01/23	5,600	5,915
6.50%, 01/15/26	500	541
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,558
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (b)	2,500	2,494
	Shares/Par†	Value
Wind Acquisition Finance SA
4.75%, 07/15/20 (b)	5,200	5,239
Windstream Corp.
7.75%, 10/15/20	2,500	2,570
		56,347
Utilities 1.1%
Calpine Corp.
5.38%, 01/15/23 (e)	1,500	1,466
Dynegy Inc.
6.75%, 11/01/19	3,000	3,052
NRG Energy Inc.
6.63%, 03/15/23	2,250	2,256
		6,774
Total Corporate Bonds And Notes (cost $470,789)		481,694
VARIABLE RATE SENIOR LOAN INTERESTS 18.3% (g)
Consumer Discretionary 5.1%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	540	544
Academy Ltd.
Term Loan B, 5.00%, 07/05/22 - 07/16/22	1,079	997
Acosta Holdco Inc.
Term Loan, 0.00%, 09/26/21 (l)	11	11
Term Loan, 4.25%, 09/26/21	444	432
American Bath Group LLC
1st Lien Term Loan, 6.75%, 09/30/23 (d)	1,446	1,445
American Tire Distributors Holdings Inc.
Term Loan, 5.25%, 10/01/21	482	480
Bass Pro Group LLC
Term Loan B, 0.00%, 11/15/23 (l)	535	530
California Pizza Kitchen Inc.
Term Loan, 7.00%, 12/31/22 (d)	2,000	1,987
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	688	696
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	549	551
Dynacast International LLC
Term Loan B, 4.50%, 01/28/22	694	697
FCA US LLC
Term Loan B, 3.50%, 05/24/17	450	451
Fort Dearborn Co.
1st Lien Term Loan, 6.75%, 09/29/23	10	11
1st Lien Term Loan, 5.00%, 10/06/23	491	497
Hudson's Bay Co.
Term Loan B, 4.25%, 09/30/20	450	453
JC Penney Corp. Inc.
Term Loan B, 5.25%, 06/09/23	874	878
Jeld-Wen Inc.
Term Loan B-2, 4.75%, 07/01/22	453	458
Jo-Ann Stores Inc.
Term Loan, 6.26%, 09/29/23	506	509
Learning Care Group (US) No. 2 Inc.
Term Loan, 5.00%, 05/05/21	490	493
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.52%, 04/20/23	449	454
Midas Intermediate Holdco II LLC
Incremental Term Loan B, 4.50%, 08/18/21 (d)	454	459
Mister Car Wash Inc.
Incremental Term Loan, 0.00%, 08/20/21 (l)	342	342
National Vision Inc.
1st Lien Term Loan, 4.00%, 03/12/21	494	492
Neiman Marcus Group Inc.
Term Loan, 4.25%, 10/25/20	455	395
Numericable US LLC
Term Loan B-7, 5.14%, 01/08/24	983	995
NVA Holdings Inc.
Term Loan, 5.50%, 08/14/21 (d)	668	670
Packers Holdings LLC
Term Loan B, 4.75%, 12/02/21	1,120	1,137
PETCO Animal Supplies Inc.
Term Loan B-1, 5.00%, 01/22/23	899	903
PetSmart Inc.
Term Loan B-2, 4.00%, 03/11/22	494	495
PlayPower Inc.
1st Lien Term Loan, 5.75%, 06/23/21 (d) (m)	1,740	1,727

See accompanying Notes to Financial Statements.

19

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Redbox Automated Retail LLC
Term Loan B, 8.50%, 09/26/21 (d)	1,500	1,457
Revlon Consumer Products Corp.
Term Loan B, 0.00%, 07/21/23 (l)	-	—
Term Loan B, 4.25%, 07/21/23	384	391
Term Loan B, 4.44%, 07/21/23	111	112
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/20/23 - 02/21/23	459	465
Scientific Games International Inc.
Term Loan B-2, 6.00%, 09/17/21 - 10/01/21	930	941
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.50%, 10/21/23	239	242
SHO Holding I Corp.
Term Loan, 6.00%, 10/27/22	1,496	1,496
Sophia LP
Term Loan B, 4.75%, 09/20/22	651	657
Strategic Partners Inc.
Term Loan, 6.25%, 06/09/23 (d)	728	734
Travelport Finance (Luxembourg) SARL
Term Loan B, 5.00%, 09/02/21	993	1,002
Tribune Media Co.
Term Loan, 3.77%, 12/27/20	228	229
Univision Communications Inc.
Term Loan C-4, 4.00%, 03/01/20	781	785
USAGM HoldCo LLC
Incremental Delayed Draw Term Loan, 0.00%, 07/28/22 (l)	45	46
Term Loan, 4.75%, 07/28/22	445	446
Incremental Term Loan, 5.50%, 07/28/22	468	471
Varsity Brands Inc.
1st Lien Term Loan, 5.00%, 12/10/21 - 12/11/21	888	900
WD Wolverine Holdings LLC
1st Lien Term Loan B, 0.00%, 10/17/23 (d) (l)	440	426
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.25%, 03/19/21	492	497
2nd Lien Term Loan, 8.25%, 05/06/22	625	633
		32,119
Consumer Staples 1.2%
Albertsons LLC
Term Loan B-4, 0.00%, 08/25/21 (l)	23	23
Term Loan B-4, 3.77%, 08/25/21	676	683
Amplify Snack Brands Inc.
Term Loan, 6.50%, 08/24/23 (d)	1,496	1,453
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.50%, 11/01/19	446	450
2nd Lien Term Loan, 8.50%, 03/26/20	450	455
Keurig Green Mountain Inc.
Term Loan B, 5.31%, 02/09/23	289	293
Term Loan B, 0.00%, 03/03/23 (l)	312	316
Term Loan B, 5.25%, 03/03/23	122	124
PFS Holding Corp.
1st Lien Term Loan, 4.50%, 01/31/21	992	949
2nd Lien Term Loan, 8.25%, 01/31/22	751	691
Shearer's Foods Inc.
1st Lien Term Loan, 4.94%, 06/30/21 (d)	447	445
Vistage Worldwide Inc.
Term Loan B, 0.00%, 08/13/21 (l)	1,440	1,444
		7,326
Energy 0.1%
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.75%, 05/12/21	164	161
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.75%, 07/23/22	37	37
TPF II Power LLC
Term Loan B, 0.00%, 10/02/21 (l)	564	569
		767
Financials 2.1%
Acrisure LLC
Term Loan B, 0.00%, 11/03/23 (l)	16	16
Term Loan B, 5.75%, 11/03/23 (n)	359	363
Americold Realty Operating Partnership LP
Term Loan B, 5.75%, 12/01/22 (d)	866	874
Ascensus Inc.
Term Loan, 5.50%, 12/05/22	683	682
	Shares/Par†	Value
Asurion LLC
2nd Lien Term Loan, 8.50%, 03/03/21	500	508
Term Loan B-4, 5.00%, 07/29/22	416	421
Capital Automotive LP
Term Loan B, 4.00%, 04/19/19	898	906
2nd Lien Term Loan, 6.00%, 04/25/20	750	758
Cision US Inc.
Term Loan B, 7.00%, 05/31/23	597	590
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	878	882
Edelman Financial Group
Term Loan B, 6.50%, 12/19/22	993	996
GK Holdings Inc.
1st Lien Term Loan, 6.50%, 01/29/21 (m)	1,496	1,481
Higginbotham & Associates LLC
1st Lien Term Loan, 6.00%, 11/30/21 (d) (m)	1,497	1,497
INEOS US Finance LLC
Term Loan, 4.25%, 03/31/22	892	902
iStar Financial Inc.
Term Loan B, 5.50%, 06/30/20	938	948
Nielsen Finance LLC
Term Loan B-3, 3.15%, 09/28/23	455	460
Zest Holdings LLC
Term Loan, 5.75%, 08/16/20 (d) (m)	613	615
		12,899
Health Care 2.5%
ADMI Corp.
Term Loan B, 5.25%, 04/29/22 (d)	861	867
Affordable Care Holding Corp.
1st Lien Term Loan, 5.75%, 10/24/22 (d) (m)	449	449
Amneal Pharmaceuticals LLC
Term Loan, 4.50%, 11/01/19	443	443
Term Loan, 6.25%, 11/01/19	-	—
ATI Holdings Acquisition Inc.
Term Loan, 7.25%, 05/10/23	844	854
BioClinica Inc.
1st Lien Term Loan, 5.25%, 10/06/23 (d)	977	976
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 05/08/21	599	603
CHG Healthcare Services Inc.
Term Loan B, 4.75%, 05/26/23	935	945
Community Health Systems Inc.
Term Loan H, 4.00%, 01/27/21	468	453
Curo Health Services Holdings Inc.
1st Lien Term Loan, 6.50%, 02/03/22	992	997
DJO Finance LLC
Term Loan, 0.00%, 06/07/20 (l)	137	131
Term Loan, 4.25%, 06/07/20 - 06/27/20	631	605
ExamWorks Group Inc.
Term Loan, 4.75%, 06/17/23	704	708
HCA Inc.
Term Loan B-7, 3.52%, 02/05/24	539	545
Heartland Dental LLC
1st Lien Term Loan, 5.50%, 12/21/18	467	467
InVentiv Health Inc.
Term Loan B, 0.00%, 09/29/23 (l)	48	48
Term Loan B, 4.75%, 09/29/23	643	648
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 06/07/23	1,072	1,090
NMSC Holdings Inc.
1st Lien Term Loan, 6.00%, 04/11/23 (d)	713	718
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.25%, 09/29/23	450	452
Professional Physical Therapy
Term Loan, 6.00%, 12/16/22 (m)	1,500	1,496
Prospect Medical Holdings Inc.
Term Loan, 7.00%, 06/01/20 (d) (m)	648	637
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	446	451
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.00%, 02/13/19	287	286
Term Loan B, 5.50%, 03/13/22	616	617
		15,486

See accompanying Notes to Financial Statements.

20

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Industrials 2.0%
Air Canada
Term Loan B, 3.61%, 09/22/23	900	905
American Airlines Inc.
Term Loan B, 0.00%, 12/09/23 (l)	190	191
BE Aerospace Inc.
Term Loan B, 3.85%, 12/16/21	150	151
Term Loan B, 3.89%, 12/16/21	150	151
Term Loan B, 3.94%, 12/16/21	150	151
Brand Energy & Infrastructure Services Inc.
Term Loan B, 4.75%, 11/21/20 - 11/26/20	1,526	1,520
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.00%, 12/15/20 - 12/18/20	447	447
2nd Lien Term Loan, 7.50%, 12/15/21 - 12/17/21	625	627
Builders Firstsource Inc.
Term Loan B, 4.75%, 07/31/22	711	717
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, 10/03/23	831	842
Doosan Infracore International Inc.
Term Loan B, 4.50%, 05/13/21	454	460
Emerald Expositions Holdings Inc.
Term Loan B, 4.75%, 06/17/20	593	595
Engility Corp.
Term Loan B-2, 0.00%, 08/12/23 (l)	-	—
Term Loan B-2, 5.75%, 08/12/23	888	901
Mueller Water Products Inc.
Term Loan B, 4.02%, 11/25/21	344	347
Term Loan B, 4.25%, 11/25/21	152	152
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.75%, 06/18/21	499	501
Incremental Term Loan B-1, 0.00%, 05/02/22 (l)	63	63
Incremental Term Loan B-1, 4.75%, 05/02/22	422	428
Road Infrastructure Investment LLC
1st Lien Term Loan, 0.00%, 06/13/23 (l)	250	252
1st Lien Term Loan, 5.00%, 06/13/23	721	726
SRP Cos. Inc.
Term Loan, 7.50%, 09/22/23 (d) (m)	1,319	1,305
USIC Holdings Inc.
1st Lien Term Loan, 4.75%, 12/02/23	517	520
XPO Logistics Inc.
Term Loan B-2, 4.25%, 11/01/21	464	470
		12,422
Information Technology 3.0%
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	1,255	1,273
Avast Software BV
Term Loan B, 5.00%, 08/03/22	822	834
Birch Communications Inc.
Term Loan, 7.75%, 07/17/20 (d) (m)	493	434
Compuware Corp.
Term Loan B-2, 6.25%, 12/15/21	897	901
CPI Acquisition Inc.
Term Loan B, 5.50%, 08/17/22	385	349
Dell Inc.
Term Loan A2, 3.02%, 06/02/21	698	697
Term Loan B, 4.02%, 06/02/23	603	613
Epicor Software Corp.
1st Lien Term Loan, 4.75%, 06/01/22	592	594
First Data Corp.
Term Loan, 3.76%, 03/24/21 - 07/08/22	721	728
GTT Communications Inc.
Term Loan B, 0.00%, 12/13/23 (l)	110	112
IG Investment Holdings LLC
Term Loan B, 6.00%, 10/31/21	1,097	1,103
Magic Newco LLC
1st Lien Term Loan, 5.00%, 12/01/18	1,240	1,250
Mediaocean LLC
1st Lien Term Loan, 5.75%, 08/04/22	577	578
Term Loan B, 0.00%, 08/12/22 (l)	230	230
Netsmart Technologies Inc.
Term Loan C-1, 5.50%, 04/19/23	599	600
Omnitracs Inc.
1st Lien Term Loan, 4.75%, 11/25/20	453	455
	Shares/Par†	Value
Openlink International Intermediate Inc.
Term Loan, 0.00%, 07/29/19 (l)	38	39
RCN Grande
1st Lien Term Loan, 0.00%, 12/09/23 (l)	270	272
Rentpath Inc.
1st Lien Term Loan, 6.25%, 12/17/21	1,490	1,460
Riverbed Technology Inc.
Term Loan, 4.25%, 04/22/22	1,000	1,007
RSC Acquisition Inc.
Term Loan, 6.25%, 11/30/22 (d) (m)	992	983
Sabre Inc.
Incremental Term Loan, 4.50%, 02/19/19	457	459
SMS Systems Maintenance Services Inc.
1st Lien Term Loan, 6.00%, 11/01/23	400	397
Vencore Inc.
1st Lien Term Loan, 5.75%, 11/23/19	589	595
2nd Lien Term Loan, 9.75%, 05/23/20	350	352
Western Digital Corp.
Term Loan B-1, 4.52%, 04/29/23	948	962
WEX Inc.
Term Loan B, 4.27%, 06/16/23	170	172
Term Loan B, 4.25%, 06/30/23	448	454
Zebra Technologies Corp.
Term Loan B, 3.43%, 10/27/21	636	643
		18,546
Materials 1.8%
Anchor Glass Container Corp.
1st Lien Term Loan, 0.00%, 11/22/23 (l)	300	302
1st Lien Term Loan, 4.25%, 11/22/23	326	329
2nd Lien Term Loan, 8.75%, 11/22/24	214	217
Berlin Packaging LLC
1st Lien Term Loan , 4.50%, 09/24/21	740	746
2nd Lien Term Loan, 7.75%, 09/30/22	150	151
Chromaflo Technologies Corp.
Term Loan B-1, 0.00%, 11/03/23 (l)	18	18
Term Loan B-2, 0.00%, 11/03/23 (l)	23	23
Term Loan B-1, 5.00%, 11/03/23 (d)	267	269
Term Loan B-2, 5.00%, 11/03/23	348	350
CPG International Inc.
Term Loan, 4.75%, 09/30/20	892	897
Emerald Performance Materials LLC
1st Lien Term Loan, 4.50%, 07/23/21 - 08/01/21	436	438
1st Lien Term Loan, 6.25%, 08/01/21	58	58
Flex Acquisition Co. Inc.
1st Lien Term Loan, 0.00%, 12/15/23 (l)	410	413
Global Brass & Copper Inc.
Term Loan B, 5.25%, 06/29/23 (m)	491	500
GYP Holdings III Corp.
1st Lien Term Loan, 4.50%, 04/01/21	708	714
Huntsman International LLC
Term Loan B-2, 3.96%, 04/01/23	892	900
IBC Capital Ltd.
1st Lien Term Loan, 4.98%, 08/04/21	745	736
MacDermid Inc.
Term Loan, 5.00%, 10/13/23	148	150
Platform Specialty Products Corp.
Term Loan B-5, 0.00%, 06/07/20 (l)	500	505
PQ Corp.
Term Loan, 5.25%, 11/04/22	897	908
Pro Mach Group Inc.
1st Lien Term Loan B, 4.75%, 10/22/21	870	867
Quikrete Holdings Inc.
1st Lien Term Loan, 4.00%, 11/03/23	588	593
Royal Holdings Inc.
1st Lien Term Loan, 4.50%, 06/20/22	465	469
Solenis International LP
1st Lien Term Loan, 4.25%, 07/02/21 - 07/31/21	426	426
2nd Lien Term Loan, 7.75%, 07/02/22	590	576
		11,555
Telecommunication Services 0.3%
Level 3 Financing Inc.
Term Loan B-2, 3.50%, 05/31/22	450	455
Telesat Canada
Term Loan B-3, 4.50%, 11/09/23	275	279

See accompanying Notes to Financial Statements.

21

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Triple Point Technology Inc.
1st Lien Term Loan, 0.00%, 07/10/20 (l)	600	529
1st Lien Term Loan, 5.25%, 07/10/20	520	459
Vestcom International Inc.
1st Lien Term Loan, 0.00%, 12/16/23 (l)	200	200
Virgin Media Investment Holdings Ltd.
Term Loan I, 0.00%, 12/07/23 (l)	313	314
		2,236
Utilities 0.2%
Calpine Corp.
Term Loan B-5, 3.75%, 05/23/22	400	402
Essential Power LLC
Term Loan B, 4.75%, 08/07/19	445	450
PowerTeam Services LLC
1st Lien Term Loan, 4.25%, 05/06/20 (d)	446	445
		1,297
Total Variable Rate Senior Loan Interests (cost $114,133)		114,653
SHORT TERM INVESTMENTS 6.8%
Investment Companies 2.8%
JNL Money Market Fund, 0.34% (o) (p)	17,302	17,302
Securities Lending Collateral 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (p)	25,130	25,130
Total Short Term Investments (cost $42,432)		42,432
Total Investments 102.2% (cost $627,354)		638,779
Other Assets and Liabilities, Net (2.2)%		(13,895)
Total Net Assets 100.0%		$624,884

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $174,163 and 27.9%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(m) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Unfunded commitment relating to this security at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.4%
Consumer Discretionary 16.0%
1-800-Flowers.com Inc. - Class A (a)	4	$38
Aaron's Inc.	8	240
Abercrombie & Fitch Co. - Class A (b)	5	66
Adient Plc (a)	3	166
Advance Auto Parts Inc.	4	735
	Shares/Par†	Value
AH Belo Corp. - Class A	3	17
Amazon.com Inc. (a)	17	12,460
AMC Entertainment Holdings Inc. - Class A	3	110
AMC Networks Inc. - Class A (a)	3	182
American Axle & Manufacturing Holdings Inc. (a)	9	180
American Eagle Outfitters Inc. (b)	23	346
American Public Education Inc. (a)	2	47
America's Car-Mart Inc. (a)	1	43
Apollo Education Group Inc. - Class A (a)	9	93
ARAMARK Corp.	15	540
Arctic Cat Inc. (a) (b)	2	28
Asbury Automotive Group Inc. (a)	3	181
Ascena Retail Group Inc. (a)	17	105
Ascent Capital Group Inc. - Class A (a)	1	23
Autoliv Inc. (b)	5	562
AutoNation Inc. (a)	11	526
AutoZone Inc. (a)	1	632
Barnes & Noble Education Inc. (a)	5	58
Barnes & Noble Inc.	6	67
Bassett Furniture Industries Inc.	-	15
Bed Bath & Beyond Inc.	17	696
Belmond Ltd. - Class A (a)	11	142
Best Buy Co. Inc.	32	1,350
Big 5 Sporting Goods Corp.	2	42
Big Lots Inc.	6	294
Biglari Holdings Inc. (a)	-	53
BJ's Restaurants Inc. (a)	3	101
Bloomin' Brands Inc.	14	250
Blue Nile Inc.	1	41
Bob Evans Farms Inc.	2	102
Bojangles' Inc. (a)	3	48
BorgWarner Inc.	17	666
Bravo Brio Restaurant Group Inc. (a) (b)	1	4
Bridgepoint Education Inc. (a) (b)	4	44
Bright Horizons Family Solutions Inc. (a)	6	407
Brinker International Inc.	5	248
Brunswick Corp.	9	498
Buckle Inc. (b)	1	31
Buffalo Wild Wings Inc. (a)	2	336
Build-A-Bear Workshop Inc. (a)	2	28
Burlington Stores Inc. (a)	5	464
Cabela's Inc. (a)	7	424
Cable One Inc.	1	418
CalAtlantic Group Inc.	11	388
Caleres Inc.	4	124
Callaway Golf Co.	8	83
Cambium Learning Group Inc. (a)	3	16
Capella Education Co.	1	119
Career Education Corp. (a)	8	77
Carmax Inc. (a)	15	983
Carnival Plc	10	496
Carriage Services Inc.	2	49
Carrol's Restaurant Group Inc. (a)	5	77
Carter's Inc.	3	283
Cato Corp. - Class A	2	69
Cavco Industries Inc. (a)	1	70
CBS Corp. - Class A	-	13
CBS Corp. - Class B	14	870
Century Communities Inc. (a)	2	38
Charles & Colvard Ltd. (a)	2	2
Charter Communications Inc. - Class A (a)	6	1,737
Cheesecake Factory Inc.	5	322
Cherokee Inc. (a)	1	7
Chico's FAS Inc.	14	196
Childrens Place Retail Stores Inc.	2	201
Chipotle Mexican Grill Inc. (a)	1	302
Choice Hotels International Inc.	5	295
Christopher & Banks Corp. (a)	6	15
Churchill Downs Inc.	-	45
Chuy's Holdings Inc. (a)	2	60
Cinemark Holdings Inc.	14	526
Citi Trends Inc.	2	35
Clear Channel Outdoor Holdings Inc. - Class A	5	26
ClubCorp Holdings Inc.	8	120
Coach Inc.	12	424

See accompanying Notes to Financial Statements.

22

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Collectors Universe Inc.	-	6
Columbia Sportswear Co.	5	319
Comcast Corp. - Class A	115	7,952
Conn's Inc. (a) (b)	2	30
Container Store Group Inc. (a) (b)	3	19
Cooper Tire & Rubber Co.	6	225
Cooper-Standard Holding Inc. (a)	2	197
Core-Mark Holding Co. Inc.	4	161
Cracker Barrel Old Country Store Inc. (b)	3	491
Crocs Inc. (a)	4	26
CSS Industries Inc.	-	11
CST Brands Inc.	8	402
Culp Inc.	2	56
Cumulus Media Inc. - Class A (a)	2	2
D.R. Horton Inc.	22	611
Dana Holding Corp.	20	387
Darden Restaurants Inc.	7	514
Dave & Buster's Entertainment Inc. (a)	4	233
Deckers Outdoor Corp. (a)	3	164
Del Frisco's Restaurant Group Inc. (a)	3	48
Del Taco Restaurants Inc. (a)	3	41
Delphi Automotive Plc	11	726
Denny's Corp. (a)	7	88
Destination Maternity Corp. (b)	1	5
Destination XL Group Inc. (a)	3	12
DeVry Education Group Inc.	6	193
Dick's Sporting Goods Inc.	10	506
Dillard's Inc. - Class A (b)	4	234
DineEquity Inc.	2	164
Discovery Communications Inc. - Class A (a)	14	375
Discovery Communications Inc. - Class C (a)	23	605
DISH Network Corp. - Class A (a)	9	544
Dixie Group Inc. - Class A (a)	-	1
Dollar General Corp.	9	657
Dollar Tree Inc. (a)	8	613
Domino's Pizza Inc.	2	350
Dorman Products Inc. (a)	3	226
Drew Industries Inc.	3	284
DSW Inc. - Class A	7	159
Dunkin' Brands Group Inc.	8	425
El Pollo Loco Holdings Inc. (a) (b)	1	11
Entercom Communications Corp. - Class A	4	56
Entravision Communications Corp. - Class A	6	39
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	2	88
EW Scripps Co. - Class A (a)	5	94
Expedia Inc.	2	264
Express Inc. (a)	8	84
Famous Dave's Of America Inc. (a)	1	3
Federal-Mogul Corp. (a)	7	70
Fiesta Restaurant Group Inc. (a)	2	62
Finish Line Inc. - Class A	4	77
Five Below Inc. (a) (b)	4	147
Flexsteel Industries Inc.	1	45
Foot Locker Inc.	8	581
Ford Motor Co.	179	2,171
Fossil Group Inc. (a) (b)	5	135
Fox Factory Holding Corp. (a)	4	105
Francesca's Holdings Corp. (a)	5	96
Fred's Inc. - Class A (b)	4	71
FTD Cos. Inc. (a)	2	58
GameStop Corp. - Class A	12	303
Gannett Co. Inc.	10	97
Gap Inc.	25	553
Garmin Ltd.	11	520
General Motors Co.	67	2,346
Genesco Inc. (a)	2	118
Gentex Corp.	31	618
Gentherm Inc. (a)	3	115
Genuine Parts Co.	9	870
G-III Apparel Group Ltd. (a)	4	120
Global Eagle Entertainment Inc. (a) (b)	6	38
GNC Holdings Inc. - Class A (b)	9	101
Goodyear Tire & Rubber Co.	27	825
GoPro Inc. - Class A (a) (b)	8	69
	Shares/Par†	Value
Graham Holdings Co.	1	265
Grand Canyon Education Inc. (a)	6	327
Gray Television Inc. (a)	6	63
Green Brick Partners Inc. (a)	1	6
Group 1 Automotive Inc.	2	172
Guess Inc.	7	87
H&R Block Inc.	20	464
Habit Restaurants Inc. - Class A (a)	1	21
HanesBrands Inc.	15	313
Harley-Davidson Inc.	13	757
Harman International Industries Inc.	6	613
Harte-Hanks Inc.	4	7
Hasbro Inc.	6	431
Haverty Furniture Cos. Inc.	2	37
Helen of Troy Ltd. (a)	2	206
hhgregg Inc. (a) (b)	1	1
Hibbett Sports Inc. (a) (b)	2	70
Hilton Worldwide Holdings Inc.	18	493
Home Depot Inc.	48	6,493
Hooker Furniture Corp. (b)	1	51
Horizon Global Corp. (a)	2	42
Houghton Mifflin Harcourt Co. (a)	8	85
Hovnanian Enterprises Inc. - Class A (a)	7	19
HSN Inc.	4	127
Hyatt Hotels Corp. - Class A (a)	2	113
Iconix Brand Group Inc. (a)	6	54
ILG Inc.	11	191
Installed Building Products Inc. (a)	2	99
International Game Technology Plc	17	431
International Speedway Corp. - Class A	2	91
Interpublic Group of Cos. Inc.	23	540
Intrawest Resorts Holdings Inc. (a)	4	76
iRobot Corp. (a)	2	99
Isle of Capri Casinos Inc. (a)	3	79
J Alexander's Holdings Inc. (a)	-	2
J.C. Penney Co. Inc. (a) (b)	39	323
Jack in the Box Inc.	3	329
Jamba Inc. (a) (b)	1	6
John Wiley & Sons Inc. - Class A	5	273
John Wiley & Sons Inc. - Class B	-	5
Johnson Outdoors Inc. - Class A	1	38
K12 Inc. (a)	5	78
Kate Spade & Co. (a)	9	169
KB Home (b)	3	55
Kirkland's Inc. (a)	1	23
Kohl's Corp.	18	899
Kona Grill Inc. (a) (b)	1	11
La Quinta Holdings Inc. (a)	11	160
Lakeland Industries Inc. (a) (b)	-	1
Lands' End Inc. (a) (b)	1	23
Las Vegas Sands Corp.	15	796
La-Z-Boy Inc.	5	146
Lear Corp.	8	1,101
Leggett & Platt Inc.	6	291
Lennar Corp. - Class A	11	471
Lennar Corp. - Class B	1	21
LGI Homes Inc. (a) (b)	-	4
Libbey Inc.	2	46
Liberty Braves Group - Class A (a)	-	7
Liberty Braves Group - Class C (a)	1	14
Liberty Broadband Corp. - Class A (a)	1	88
Liberty Broadband Corp. - Class C (a)	6	472
Liberty Expedia Holdings Inc. - Class A (a)	3	133
Liberty Interactive Corp. QVC Group - Class A (a)	24	487
Liberty Media Group - Class A (a)	1	28
Liberty Media Group - Class C (a)	2	53
Liberty SiriusXM Group - Class A (a)	4	124
Liberty SiriusXM Group - Class C (a)	7	230
Liberty Tax Inc. - Class A	1	12
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	109
Liberty Ventures - Class A (a)	5	186
Lifetime Brands Inc.	1	20
Limited Brands Inc.	6	378
Lindblad Expeditions Holdings Inc. (a)	2	17
Lions Gate Entertainment Corp. - Class A (b)	3	76

See accompanying Notes to Financial Statements.

23

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Lions Gate Entertainment Corp. - Class B (a)	7	172
Lithia Motors Inc. - Class A	3	253
Live Nation Inc. (a)	24	639
LKQ Corp. (a)	24	748
Lowe's Cos. Inc.	33	2,333
Luby's Inc. (a)	1	6
Lululemon Athletica Inc. (a) (b)	6	359
Lumber Liquidators Holdings Inc. (a) (b)	1	16
M/I Homes Inc. (a)	2	55
Macy's Inc.	37	1,342
Madison Square Garden Co. - Class A (a)	2	282
Malibu Boats Inc. - Class A (a)	2	31
Marcus Corp.	1	44
Marine Products Corp.	1	14
MarineMax Inc. (a)	3	54
Marriott International Inc. - Class A	8	698
Marriott Vacations Worldwide Corp.	3	231
Mattel Inc.	13	356
McClatchy Co. - Class A (a)	1	8
McDonald's Corp.	32	3,871
MDC Holdings Inc.	5	132
Media General Inc. (a)	2	37
Meredith Corp.	4	236
Meritage Homes Corp. (a)	4	141
MGM Resorts International (a)	45	1,285
Michael Kors Holdings Ltd. (a)	11	462
Michaels Cos. Inc. (a)	17	348
Modine Manufacturing Co. (a)	4	66
Mohawk Industries Inc. (a)	6	1,203
Monarch Casino & Resort Inc. (a)	1	18
Monro Muffler Brake Inc.	2	126
Motorcar Parts of America Inc. (a)	2	42
Movado Group Inc.	1	32
MSG Networks Inc. - Class A (a)	5	113
Murphy USA Inc. (a)	5	301
NACCO Industries Inc. - Class A	-	45
Nathan's Famous Inc. (a)	1	39
National CineMedia Inc.	5	81
Nautilus Inc. (a)	3	62
Netflix Inc. (a)	6	716
New Home Co. Inc. (a)	1	10
New Media Investment Group Inc.	2	29
New York & Co. Inc. (a)	5	11
New York Times Co. - Class A	14	191
Newell Brands Inc.	8	346
News Corp. - Class A	16	183
News Corp. - Class B	7	87
Nexstar Broadcasting Group Inc. - Class A (b)	2	134
Nike Inc. - Class B	38	1,957
Nordstrom Inc. (b)	10	501
Norwegian Cruise Line Holdings Ltd. (a)	10	429
NutriSystem Inc.	2	79
NVR Inc. (a)	-	267
Office Depot Inc.	48	218
Ollie's Bargain Outlet Holdings Inc. (a) (b)	5	142
Omnicom Group Inc.	10	894
O'Reilly Automotive Inc. (a)	4	1,163
Overstock.com Inc. (a)	2	31
Oxford Industries Inc.	2	108
Panera Bread Co. - Class A (a)	1	300
Papa John's International Inc.	3	276
Party City Holdco Inc. (a) (b)	9	133
Penn National Gaming Inc. (a)	4	54
Penske Auto Group Inc.	10	529
Perry Ellis International Inc. (a)	1	30
PetMed Express Inc.	2	53
Pier 1 Imports Inc.	9	78
Pinnacle Entertainment Inc. (a)	3	45
Planet Fitness Inc. - Class A	4	81
Polaris Industries Inc. (b)	8	699
Pool Corp.	3	322
Popeyes Louisiana Kitchen Inc. (a)	2	99
Potbelly Corp. (a)	2	27
Priceline Group Inc. (a)	2	2,311
Pulte Homes Inc.	20	373
	Shares/Par†	Value
PVH Corp.	5	446
Ralph Lauren Corp. - Class A	3	298
RCI Hospitality Holdings Inc.	1	14
Reading International Inc. - Class A (a)	2	30
Red Lion Hotels Corp. (a)	2	18
Red Robin Gourmet Burgers Inc. (a)	1	83
Regal Entertainment Group - Class A (b)	12	252
Regis Corp. (a)	4	58
Rent-A-Center Inc.	6	63
Restoration Hardware Holdings Inc. (a) (b)	3	87
Rocky Brands Inc.	1	7
Ross Stores Inc.	16	1,036
Royal Caribbean Cruises Ltd.	17	1,388
Ruby Tuesday Inc. (a)	5	16
Ruth's Hospitality Group Inc.	5	87
Sally Beauty Holdings Inc. (a)	12	330
Scholastic Corp.	3	153
Scientific Games Corp. - Class A (a) (b)	8	113
Scripps Networks Interactive Inc. - Class A	7	473
Sears Hometown and Outlet Stores Inc. (a) (b)	-	2
SeaWorld Entertainment Inc. (b)	9	180
Select Comfort Corp. (a)	5	118
Sequential Brands Group Inc. (a) (b)	3	13
Service Corp. International	21	597
ServiceMaster Global Holdings Inc. (a)	9	326
Shake Shack Inc. - Class A (a)	-	14
Shiloh Industries Inc. (a)	1	6
Shoe Carnival Inc.	2	47
Shutterfly Inc. (a)	3	161
Signet Jewelers Ltd.	7	656
Sinclair Broadcast Group Inc. - Class A (b)	9	286
Sirius XM Holdings Inc. (b)	62	276
Six Flags Entertainment Corp.	8	486
Skechers U.S.A. Inc. - Class A (a)	6	153
Smith & Wesson Holding Corp. (a) (b)	6	135
Sonic Automotive Inc. - Class A	4	100
Sonic Corp.	4	104
Sotheby's (a)	5	207
Spartan Motors Inc.	4	38
Speedway Motorsports Inc.	3	67
Sportsman's Warehouse Holdings Inc. (a)	3	29
Stage Stores Inc. (b)	3	12
Standard Motor Products Inc.	2	117
Staples Inc.	27	241
Starbucks Corp.	58	3,216
Stein Mart Inc.	6	33
Steven Madden Ltd. (a)	6	210
Stoneridge Inc. (a)	3	55
Strattec Security Corp.	-	9
Strayer Education Inc. (a)	1	96
Sturm Ruger & Co. Inc. (b)	2	107
Superior Industries International Inc.	2	49
Superior Uniform Group Inc.	1	20
Tailored Brands Inc.	2	54
Target Corp.	22	1,595
Taylor Morrison Home Corp. - Class A (a)	3	54
Tegna Inc.	25	538
Tempur Sealy International Inc. (a) (b)	6	384
Tenneco Inc. (a)	7	442
Tesla Motors Inc. (a) (b)	1	254
Texas Roadhouse Inc.	8	376
Thor Industries Inc.	6	562
Tiffany & Co. (b)	10	763
Tile Shop Holdings Inc. (a)	5	100
Tilly's Inc. - Class A (a)	1	15
Time Inc.	10	176
Time Warner Inc.	29	2,832
TJX Cos. Inc.	26	1,950
Toll Brothers Inc. (a)	14	421
TopBuild Corp. (a)	4	147
Tower International Inc.	2	62
Townsquare Media Inc. - Class A (a)	2	17
Tractor Supply Co.	6	483
TRI Pointe Homes Inc. (a)	16	182
TripAdvisor Inc. (a)	3	153

See accompanying Notes to Financial Statements.

24

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Tronc Inc.	5	69
Tuesday Morning Corp. (a)	4	24
Tupperware Brands Corp.	4	204
Twenty-First Century Fox Inc. - Class A	36	1,015
Twenty-First Century Fox Inc. - Class B	14	374
Ulta Salon Cosmetics & Fragrance Inc. (a)	3	851
Under Armour Inc. - Class A (a) (b)	6	187
Under Armour Inc. - Class C (a)	6	164
Unifi Inc. (a) (b)	2	54
Universal Electronics Inc. (a)	1	54
Universal Technical Institute Inc.	2	5
Urban Outfitters Inc. (a)	13	379
Vail Resorts Inc.	2	311
Vera Bradley Inc. (a)	3	37
VF Corp.	10	543
Viacom Inc. - Class A (b)	1	51
Viacom Inc. - Class B	26	911
Vince Holding Corp. (a) (b)	3	13
Vista Outdoor Inc. (a)	6	224
Visteon Corp.	4	323
Vitamin Shoppe Inc. (a)	2	51
VOXX International Corp. - Class A (a)	2	9
Walt Disney Co.	52	5,443
WCI Communities Inc (a)	-	4
Weight Watchers International Inc. (a) (b)	1	11
Wendy's Co.	34	460
West Marine Inc. (a)	4	38
Weyco Group Inc.	1	29
Whirlpool Corp.	8	1,382
William Lyon Homes - Class A (a)	2	41
Williams-Sonoma Inc.	13	607
Wingstop Inc. (b)	2	57
Winmark Corp.	-	31
Winnebago Industries Inc.	3	82
Wolverine World Wide Inc.	9	194
World Wrestling Entertainment Inc. - Class A	3	49
Wyndham Worldwide Corp.	7	500
Wynn Resorts Ltd. (b)	4	311
Yum China Holdings Inc. (a)	7	175
Yum! Brands Inc.	11	727
Zagg Inc. (a)	4	27
Zumiez Inc. (a)	3	59
		151,812
Consumer Staples 8.0%
Alico Inc.	1	22
Alliance One International Inc. (a)	1	17
Altria Group Inc.	79	5,375
Andersons Inc.	3	114
Archer-Daniels-Midland Co.	11	520
Avon Products Inc. (a)	42	212
B&G Foods Inc.	7	321
Blue Buffalo Pet Products Inc. (a)	12	300
Boston Beer Co. Inc. - Class A (a) (b)	1	170
Brown-Forman Corp. - Class A	3	146
Brown-Forman Corp. - Class B	9	399
Bunge Ltd.	11	807
Calavo Growers Inc.	1	91
Cal-Maine Foods Inc. (b)	5	240
Campbell Soup Co.	9	557
Casey's General Stores Inc.	5	539
Central Garden & Pet Co. (a)	-	17
Central Garden & Pet Co. - Class A (a)	3	107
Chefs' Warehouse Inc. (a)	3	40
Church & Dwight Co. Inc.	11	480
Clorox Co.	6	754
Coca-Cola Bottling Co.	1	147
Coca-Cola Co.	132	5,462
Colgate-Palmolive Co.	25	1,628
ConAgra Brands Inc.	15	576
Constellation Brands Inc. - Class A	5	768
Constellation Brands Inc. - Class B	-	2
Costco Wholesale Corp.	15	2,403
Coty Inc. - Class A	33	608
Craft Brewers Alliance Inc. (a)	1	25
	Shares/Par†	Value
CVS Health Corp.	37	2,903
Darling Ingredients Inc. (a)	17	218
Dean Foods Co.	10	227
Dr. Pepper Snapple Group Inc.	9	815
Edgewell Personal Care Co. (a)	5	355
Energizer Holdings Inc.	5	244
Estee Lauder Cos. Inc. - Class A	7	574
Farmer Bros. Co. (a)	1	47
Flowers Foods Inc.	17	341
Fresh Del Monte Produce Inc.	7	434
General Mills Inc.	20	1,214
Hain Celestial Group Inc. (a)	9	347
Herbalife Ltd. (a) (b)	5	224
Hershey Co.	6	602
Hormel Foods Corp.	17	587
HRG Group Inc. (a)	26	411
Ingles Markets Inc. - Class A	1	67
Ingredion Inc.	6	746
Inter Parfums Inc.	3	87
Inventure Foods Inc. (a)	1	11
J&J Snack Foods Corp.	2	214
JM Smucker Co.	9	1,171
John B. Sanfilippo & Son Inc.	1	49
Kellogg Co.	10	743
Kimberly-Clark Corp.	13	1,498
Kraft Heinz Foods Co.	12	1,037
Kroger Co.	37	1,277
Lamb Weston Holdings Inc.	4	160
Lancaster Colony Corp.	3	359
Landec Corp. (a)	3	37
Limoneira Co.	1	23
Mannatech Inc.	-	6
McCormick & Co. Inc.	5	496
Mead Johnson Nutrition Co.	8	565
Medifast Inc.	1	50
MGP Ingredients Inc. (b)	2	94
Molson Coors Brewing Co. - Class B	5	505
Mondelez International Inc. - Class A	19	823
Monster Beverage Corp. (a)	11	468
National Beverage Corp. (b)	2	112
Natural Grocers by Vitamin Cottage Inc. (a) (b)	-	4
Natural Health Trends Corp. (b)	-	4
Nature's Sunshine Products Inc.	1	11
Nu Skin Enterprises Inc. - Class A	6	287
Nutraceutical International Corp.	1	38
Oil-Dri Corp. of America	-	15
Omega Protein Corp. (a)	2	61
Orchids Paper Products Co. (b)	1	22
PepsiCo Inc.	59	6,127
Philip Morris International Inc.	40	3,705
Pilgrim's Pride Corp.	6	108
Pinnacle Foods Inc.	7	397
Post Holdings Inc. (a)	7	554
PriceSmart Inc.	3	224
Primo Water Corp. (a)	2	29
Procter & Gamble Co.	73	6,100
Revlon Inc. - Class A (a)	3	97
Reynolds American Inc.	13	720
Rite Aid Corp. (a)	36	297
Sanderson Farms Inc. (b)	2	207
Seneca Foods Corp. - Class A (a)	1	27
Snyders-Lance Inc.	7	260
SpartanNash Co.	3	126
Spectrum Brands Holdings Inc.	2	217
Sprouts Farmers Market Inc. (a)	15	291
Supervalu Inc. (a)	24	111
Sysco Corp.	21	1,172
Tootsie Roll Industries Inc. (b)	2	97
TreeHouse Foods Inc. (a)	4	263
Tyson Foods Inc. - Class A	14	858
United Natural Foods Inc. (a)	6	276
Universal Corp.	2	142
USANA Health Sciences Inc. (a)	3	196
Vector Group Ltd. (b)	11	261
Village Super Market Inc. - Class A	1	30

See accompanying Notes to Financial Statements.

25

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Walgreens Boots Alliance Inc.	34	2,791
Wal-Mart Stores Inc.	76	5,248
WD-40 Co.	1	124
Weis Markets Inc.	3	177
WhiteWave Foods Co. (a)	6	359
Whole Foods Market Inc.	31	945
		75,966
Energy 5.0%
Abraxas Petroleum Corp. (a)	4	11
Adams Resources & Energy Inc.	-	10
Alon USA Energy Inc.	7	80
Anadarko Petroleum Corp.	9	636
Antero Resources Corp. (a)	7	155
Apache Corp.	4	273
Approach Resources Inc. (a) (b)	6	20
Archrock Inc.	6	76
Atwood Oceanics Inc. (b)	6	75
Baker Hughes Inc.	4	292
Bill Barrett Corp. (a)	3	20
Bristow Group Inc.	1	31
Cabot Oil & Gas Corp.	10	229
Callon Petroleum Co. (a)	6	99
CARBO Ceramics Inc. (a)	1	13
Cheniere Energy Inc. (a)	9	387
Cheniere Energy Partners LP Holdings LLC	3	58
Chesapeake Energy Corp. (a) (b)	68	479
Chevron Corp.	37	4,393
Cimarex Energy Co.	2	260
Clayton Williams Energy Inc. (a)	1	155
Clean Energy Fuels Corp. (a) (b)	11	30
Cloud Peak Energy Inc. (a)	5	28
Cobalt International Energy Inc. (a)	27	33
Concho Resources Inc. (a)	3	364
ConocoPhillips Co.	22	1,128
CONSOL Energy Inc.	22	406
Contango Oil & Gas Co. (a)	2	23
Continental Resources Inc. (a)	4	223
Core Laboratories NV	3	395
CVR Energy Inc. (b)	4	97
Dawson Geophysical Co. (a)	2	19
Delek US Holdings Inc.	6	149
Denbury Resources Inc. (a)	24	88
Devon Energy Corp.	8	359
DHT Holdings Inc.	7	28
Diamond Offshore Drilling Inc. (a) (b)	10	181
Diamondback Energy Inc. (a)	3	277
Dorian LPG Ltd. (a) (b)	5	41
Dril-Quip Inc. (a)	4	215
Eclipse Resources Corp. (a)	14	38
Energen Corp. (a)	4	258
EnLink Midstream LLC (b)	10	197
Ensco Plc - Class A	6	58
EOG Resources Inc.	11	1,132
EP Energy Corp. - Class A (a) (b)	13	87
EQT Corp.	6	419
Era Group Inc. (a)	2	27
Evolution Petroleum Corp.	3	27
Exterran Corp. (a)	3	77
Exxon Mobil Corp.	83	7,483
FMC Technologies Inc. (a)	14	480
Forum Energy Technologies Inc. (a)	9	208
Frank's International NV	5	57
GasLog Ltd. (b)	5	74
Gastar Exploration Inc. (a) (b)	6	9
Geospace Technologies Corp. (a) (b)	1	14
Green Plains Renewable Energy Inc.	4	111
Gulf Island Fabrication Inc.	1	11
Gulfmark Offshore Inc. - Class A (a) (b)	2	4
Gulfport Energy Corp. (a)	8	176
Hallador Energy Co.	-	2
Halliburton Co.	12	639
Helix Energy Solutions Group Inc. (a)	13	113
Helmerich & Payne Inc. (b)	3	244
Hess Corp.	10	621
	Shares/Par†	Value
HKN Inc. (a)	-	—
HollyFrontier Corp.	8	274
Hornbeck Offshore Services Inc. (a) (b)	2	16
ION Geophysical Corp. (a) (b)	1	5
Jones Energy Inc. - Class A (a) (b)	1	6
Kinder Morgan Inc.	38	777
Kosmos Energy Ltd. (a) (b)	29	200
Laredo Petroleum Holdings Inc. (a)	20	281
Marathon Oil Corp.	34	595
Marathon Petroleum Corp.	23	1,162
Matrix Service Co. (a)	3	74
McDermott International Inc. (a)	20	149
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	9	272
Nabors Industries Ltd.	23	375
National Oilwell Varco Inc.	15	576
Natural Gas Services Group Inc. (a)	2	54
Newfield Exploration Co. (a)	4	156
Newpark Resources Inc. (a)	9	68
Noble Corp. Plc	17	100
Noble Energy Inc.	16	594
Northern Oil and Gas Inc. (a) (b)	4	12
Oasis Petroleum Inc. (a)	20	299
Occidental Petroleum Corp.	9	675
Oceaneering International Inc.	10	275
Oil States International Inc. (a)	5	209
Oneok Inc.	12	677
Pacific Drilling SA (a) (b)	-	1
Pacific Ethanol Inc. (a)	2	19
Panhandle Oil and Gas Inc. - Class A	2	36
Par Pacific Holdings Inc. (a)	2	22
Parker Drilling Co. (a)	10	26
Parsley Energy Inc. - Class A (a)	7	257
Patterson-UTI Energy Inc.	12	320
PBF Energy Inc. - Class A	10	289
PDC Energy Inc. (a)	5	385
PHI Inc. (a)	1	20
PHI Inc. (a) (b)	-	2
Phillips 66	10	886
Pioneer Energy Services Corp. (a)	6	39
Pioneer Natural Resources Co.	3	602
QEP Resources Inc. (a)	19	347
Range Resources Corp.	10	330
Renewable Energy Group Inc. (a)	4	35
REX Stores Corp. (a)	-	17
Rice Energy Inc. (a)	17	354
RigNet Inc. (a)	2	37
Ring Energy Inc. (a) (b)	4	46
Rowan Cos. Plc - Class A	10	183
RPC Inc. (b)	6	120
RSP Permian Inc. (a)	10	449
Schlumberger Ltd.	26	2,184
Scorpio Tankers Inc.	19	88
SEACOR Holdings Inc. (a)	2	113
SemGroup Corp. - Class A	6	240
Ship Finance International Ltd. (b)	5	74
SM Energy Co.	7	240
Southwestern Energy Co. (a)	29	316
Spectra Energy Corp.	18	742
Superior Energy Services Inc.	14	241
Synergy Resources Corp. (a) (b)	19	166
Targa Resources Corp.	11	616
Teekay Corp. (b)	7	59
Teekay Tankers Ltd. - Class A	4	8
Tesco Corp. (a)	5	40
Tesoro Corp.	14	1,264
Tetra Technologies Inc. (a)	8	40
Tidewater Inc. (a)	4	13
Transocean Ltd. (a) (b)	23	333
Unit Corp. (a)	5	144
US Silica Holdings Inc.	4	199
Valero Energy Corp.	18	1,227
Weatherford International Plc (a)	29	146
Western Refining Inc.	13	489
Whiting Petroleum Corp. (a) (b)	15	175

See accompanying Notes to Financial Statements.

26

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Willbros Group Inc. (a)	7	23
Williams Cos. Inc.	16	487
World Fuel Services Corp.	7	309
WPX Energy Inc. (a)	29	427
		47,510
Financials 15.5%
1st Source Corp.	2	96
Access National Corp. (b)	-	10
Affiliated Managers Group Inc. (a)	4	560
Aflac Inc.	12	825
Alleghany Corp. (a)	1	376
Allied World Assurance Co. Holdings Ltd.	7	378
Allstate Corp.	11	797
Ally Financial Inc.	44	846
A-Mark Precious Metals Inc.	-	8
Ambac Financial Group Inc. (a)	4	92
American Equity Investment Life Holding Co.	9	201
American Express Co.	37	2,746
American Financial Group Inc.	5	465
American International Group Inc.	20	1,300
American National Bankshares Inc.	1	22
American National Insurance Co.	2	196
Ameriprise Financial Inc.	8	933
Ameris Bancorp	3	152
Amerisafe Inc.	2	130
AmTrust Financial Services Inc. (b)	18	501
Aon Plc - Class A	9	1,008
Arch Capital Group Ltd. (a)	5	424
Argo Group International Holdings Ltd.	1	53
Arrow Financial Corp.	2	71
Arthur J Gallagher & Co.	10	544
Artisan Partners Asset Management Inc. - Class A	3	95
Aspen Insurance Holdings Ltd.	6	319
Associated Bancorp	12	306
Associated Capital Group Inc. - Class A	-	11
Assurant Inc.	6	514
Assured Guaranty Ltd.	13	486
Astoria Financial Corp.	9	166
Atlantic Capital Bancshares Inc. (a)	1	22
Atlantic Coast Financial Corp. (a)	1	6
Atlanticus Holdings Corp. (a)	1	2
Atlas Financial Holdings Inc. (a)	1	18
Axis Capital Holdings Ltd.	4	286
Baldwin & Lyons Inc. - Class B	1	25
Banc of California Inc.	5	88
BancFirst Corp.	2	160
Bancorp Inc. (a)	8	62
BancorpSouth Inc.	9	290
Bank Mutual Corp.	7	62
Bank of America Corp.	197	4,362
Bank of Hawaii Corp.	5	434
Bank of Marin Bancorp	1	60
Bank of New York Mellon Corp.	31	1,460
Bank of the Ozarks Inc.	9	478
BankFinancial Corp.	2	31
BankUnited Inc.	10	367
Banner Corp.	3	183
Bar Harbor Bankshares	1	30
BB&T Corp.	23	1,104
Beneficial Bancorp Inc.	9	158
Berkshire Hathaway Inc. - Class B (a)	53	8,690
Berkshire Hills Bancorp Inc.	3	128
BGC Partners Inc. - Class A	32	322
BlackRock Inc.	4	1,343
Blue Hills Bancorp Inc.	1	27
BNC Bancorp	5	162
BofI Holding Inc. (a) (b)	5	140
BOK Financial Corp. (b)	4	295
Boston Private Financial Holdings Inc.	9	147
Bridge Bancorp Inc.	2	70
Brookline Bancorp Inc.	8	125
Brown & Brown Inc.	14	636
Bryn Mawr Bank Corp.	2	82
BSB BanCorp Inc. (a)	1	23
	Shares/Par†	Value
C&F Financial Corp.	-	2
Calamos Asset Management Inc. - Class A	2	14
Camden National Corp.	2	84
Capital Bank Financial Corp. - Class A	3	112
Capital City Bank Group Inc.	1	20
Capital One Financial Corp.	14	1,258
Capitol Federal Financial Inc.	14	226
Cardinal Financial Corp.	3	99
Carolina Financial Corp.	1	45
Cascade Bancorp (a)	4	29
Cathay General Bancorp	8	309
CBOE Holdings Inc.	6	436
Centerstate Banks of Florida Inc.	6	143
Central Pacific Financial Corp.	4	116
Central Valley Community Bancorp	-	4
Charles Schwab Corp.	23	912
Charter Financial Corp.	1	20
Chemical Financial Corp.	6	320
Chubb Ltd.	8	1,085
Cincinnati Financial Corp.	7	499
CIT Group Inc.	12	519
Citigroup Inc.	55	3,298
Citizens & Northern Corp.	1	20
Citizens Financial Group Inc.	18	654
Citizens Inc. - Class A (a) (b)	4	36
City Holdings Co.	2	105
Clifton Bancorp Inc.	2	29
CME Group Inc.	7	756
CNA Financial Corp.	1	62
CNB Financial Corp.	1	36
CNO Financial Group Inc.	11	220
CoBiz Financial Inc.	4	66
Codorus Valley Bancorp Inc. (b)	-	8
Cohen & Steers Inc.	5	170
Columbia Banking System Inc.	5	245
Comerica Inc.	7	468
Commerce Bancshares Inc.	8	488
Community Bank System Inc.	5	297
Community Trust Bancorp Inc.	2	91
ConnectOne Bancorp Inc.	3	79
Consumer Portfolio Services Inc. (a)	2	11
Cowen Group Inc. - Class A (a) (b)	2	34
Crawford & Co. - Class B (b)	1	18
Credit Acceptance Corp. (a) (b)	2	355
CU Bancorp (a)	1	46
Cullen/Frost Bankers Inc.	5	427
Customers Bancorp Inc. (a)	3	105
CVB Financial Corp.	11	258
Diamond Hill Investment Group Inc.	-	101
Dime Community Bancshares Inc.	4	79
Discover Financial Services	19	1,346
Donegal Group Inc. - Class A	2	28
Donnelley Financial Solutions Inc. (a)	3	74
E*TRADE Financial Corp. (a)	17	574
Eagle Bancorp Inc. (a)	3	166
East West Bancorp Inc.	9	443
Eaton Vance Corp.	14	604
eHealth Inc. (a)	2	24
EMC Insurance Group Inc.	2	50
Emergent Capital Inc. (a)	2	2
Employer Holdings Inc.	4	144
Encore Capital Group Inc. (a) (b)	2	67
Endurance Specialty Holdings Ltd.	5	468
Enova International Inc. (a)	5	68
Enstar Group Ltd. (a)	2	300
Enterprise Financial Services Corp.	2	100
Erie Indemnity Co. - Class A	2	211
ESSA Bancorp Inc.	1	15
EverBank Financial Corp.	11	211
Evercore Partners Inc. - Class A	4	286
Everest Re Group Ltd.	2	533
Ezcorp Inc. - Class A (a)	7	78
FactSet Research Systems Inc.	2	372
Farmers Capital Bank Corp.	1	25
Farmers National Banc Corp.	1	11

See accompanying Notes to Financial Statements.

27

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
FBL Financial Group Inc. - Class A	1	109
FCB Financial Holdings Inc. - Class A (a)	4	204
Federal Agricultural Mortgage Corp. - Class C	1	52
Federated Investors Inc. - Class B	11	309
Federated National Holding Co.	1	21
Fidelity & Guaranty Life (b)	1	27
Fidelity National Financial Inc.	10	325
Fidelity Southern Corp.	4	84
Fifth Third Bancorp	45	1,223
Financial Engines Inc. (b)	2	76
Financial Institutions Inc.	2	65
First American Financial Corp.	10	381
First Bancorp Inc.	2	50
First Bancorp Inc. (a)	22	145
First Bancorp Inc.	1	22
First Busey Corp.	4	132
First Business Financial Services Inc.	1	22
First Citizens BancShares Inc. - Class A	1	397
First Commonwealth Financial Corp.	9	131
First Community Bancshares Inc.	2	53
First Connecticut Bancorp Inc.	1	27
First Defiance Financial Corp.	1	38
First Financial Bancorp	7	186
First Financial Bankshares Inc. (b)	6	255
First Financial Corp.	1	51
First Financial Northwest Inc.	1	20
First Foundation Inc. (a)	1	17
First Horizon National Corp.	21	425
First Interstate BancSystem Inc. - Class A	2	95
First Merchants Corp.	4	153
First Midwest Bancorp Inc.	8	212
First NBC Bank Holding Co. (a) (b)	2	11
First of Long Island Corp.	2	66
First Republic Bank	9	830
FirstCash Inc.	5	226
Flagstar Bancorp Inc. (a)	6	157
Flushing Financial Corp.	3	103
FNB Corp.	17	271
FNFV Group (a)	2	34
Franklin Resources Inc.	14	535
Fulton Financial Corp.	14	264
Gain Capital Holdings Inc.	5	35
GAMCO Investors Inc. - Class A	1	38
Genworth Financial Inc. - Class A (a)	49	185
German American Bancorp Inc.	1	58
Glacier Bancorp Inc.	8	286
Global Indemnity Ltd. - Class A (a)	1	38
Goldman Sachs Group Inc.	7	1,669
Great Southern Bancorp Inc.	2	100
Great Western Bancorp Inc.	6	247
Green Dot Corp. - Class A (a)	6	131
Greenhill & Co. Inc.	2	69
Greenlight Capital Re Ltd. - Class A (a)	3	73
Guaranty Bancorp	3	67
Hallmark Financial Services Inc. (a)	2	25
Hancock Holding Co.	6	264
Hanmi Financial Corp.	3	121
Hanover Insurance Group Inc.	3	304
Hartford Financial Services Group Inc.	14	656
HCI Group Inc.	2	60
Heartland Financial USA Inc.	2	119
Hennessy Advisors Inc.	-	8
Heritage Commerce Corp.	5	66
Heritage Financial Corp.	3	71
Heritage Insurance Holdings Inc.	2	33
Hilltop Holdings Inc.	10	309
Home Bancshares Inc.	13	360
HomeStreet Inc. (a)	3	90
HomeTrust Bancshares Inc. (a)	1	37
Hope Bancorp Inc.	14	302
Horace Mann Educators Corp.	3	136
Horizon Bancorp	3	85
Huntington Bancshares Inc.	61	807
IberiaBank Corp.	3	281
Impac Mortgage Holdings Inc. (a) (b)	2	25
	Shares/Par†	Value
Independent Bank Corp.	3	187
Independent Bank Group Inc.	2	107
Interactive Brokers Group Inc.	9	326
Intercontinental Exchange Inc.	17	976
International Bancshares Corp.	7	271
INTL FCStone Inc. (a)	2	73
Invesco Ltd.	25	747
Investment Technology Group Inc.	3	61
Investors Bancorp Inc.	24	338
James River Group Holdings Ltd.	3	118
Janus Capital Group Inc.	16	216
JPMorgan Chase & Co.	106	9,174
KCG Holdings Inc. - Class A (a)	8	108
Kearny Financial Corp.	9	140
Kemper Corp.	5	217
KeyCorp	24	445
Ladenburg Thalmann Financial Services Inc. (a)	10	25
Lakeland Bancorp Inc.	4	83
Lakeland Financial Corp.	2	103
LegacyTexas Financial Group Inc.	5	213
Legg Mason Inc.	8	239
LendingClub Corp. (a) (b)	19	100
LendingTree Inc. (a) (b)	-	37
Leucadia National Corp.	14	335
Lincoln National Corp.	9	613
Loews Corp.	14	640
LPL Financial Holdings Inc.	11	401
M&T Bank Corp.	4	556
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	8	147
MainSource Financial Group Inc.	2	80
Manning & Napier Inc. - Class A	1	8
Markel Corp. (a)	-	455
MarketAxess Holdings Inc.	2	323
Marlin Business Services Inc.	1	31
Marsh & McLennan Cos. Inc.	18	1,201
MB Financial Inc.	7	316
MBIA Inc. (a)	14	150
MBT Financial Corp.	1	11
Mercantile Bank Corp.	2	77
Merchants Bancshares Inc.	-	7
Mercury General Corp.	4	266
Meridian Bancorp Inc.	5	103
Meta Financial Group Inc.	1	110
MetLife Inc.	18	978
MGIC Investment Corp. (a)	10	102
Midsouth Bancorp Inc.	1	8
MidWestOne Financial Group Inc.	1	29
Moelis & Co. - Class A	2	84
Moody's Corp.	5	451
Morgan Stanley	41	1,734
Morningstar Inc.	4	322
MSCI Inc.	5	366
NASDAQ Inc.	10	662
National Bank Holdings Corp. - Class A	3	82
National Bankshares Inc. (b)	-	3
National General Holdings Corp.	11	269
National Western Life Group Inc. - Class A	-	107
Nationstar Mortgage Holdings Inc. (a) (b)	2	45
Navient Corp.	39	638
Navigators Group Inc.	1	165
NBT Bancorp Inc.	4	185
Nelnet Inc. - Class A	3	164
New York Community Bancorp Inc.	19	308
NewStar Financial Inc. (a)	4	38
Nicholas Financial Inc. (a)	1	7
Nicolet Bankshares Inc. (a)	-	13
NMI Holdings Inc. - Class A (a)	7	76
Northern Trust Corp.	8	686
Northfield Bancorp Inc. (b)	5	105
Northrim BanCorp Inc.	-	13
NorthStar Asset Management Group Inc.	16	236
Northwest Bancshares Inc.	11	191
OceanFirst Financial Corp.	3	94
Ocwen Financial Corp. (a)	4	19

See accompanying Notes to Financial Statements.

28

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
OFG Bancorp	6	81
Old National Bancorp	15	267
Old Republic International Corp.	25	478
Old Second Bancorp Inc.	1	8
OM Asset Management Plc	8	120
OneBeacon Insurance Group Ltd. - Class A	3	44
OneMain Holdings Inc. (a)	12	276
Oppenheimer Holdings Inc. - Class A	1	20
Opus Bank	3	94
Oritani Financial Corp.	4	84
Pacific Continental Corp.	3	66
Pacific Premier Bancorp Inc. (a)	3	95
PacWest Bancorp	7	403
Park National Corp.	1	166
Park Sterling Corp.	8	82
Peapack Gladstone Financial Corp.	2	70
Penns Woods Bancorp Inc. (b)	-	11
PennyMac Financial Services Inc. - Class A (a)	4	65
Peoples Bancorp Inc.	2	68
Peoples Financial Services Corp. (b)	-	10
People's United Financial Inc. (b)	14	280
People's Utah Bancorp	1	18
PHH Corp. (a)	6	87
Pico Holdings Inc. (a)	3	51
Pinnacle Financial Partners Inc.	4	260
Piper Jaffray Cos. (a)	1	65
PNC Financial Services Group Inc.	14	1,662
Popular Inc.	8	365
PRA Group Inc. (a)	5	182
Preferred Bank	2	84
Primerica Inc.	6	401
Principal Financial Group Inc.	17	1,009
PrivateBancorp Inc.	7	360
ProAssurance Corp.	4	216
Progressive Corp.	16	582
Prosperity Bancshares Inc.	6	404
Provident Financial Holdings Inc.	-	8
Provident Financial Services Inc.	7	186
Prudential Bancorp Inc.	-	5
Prudential Financial Inc.	8	874
Pzena Investment Management Inc. - Class A	1	6
QCR Holdings Inc.	1	42
Radian Group Inc.	6	104
Raymond James Financial Inc.	9	593
Regional Management Corp. (a)	2	47
Regions Financial Corp.	75	1,075
Reinsurance Group of America Inc.	3	331
RenaissanceRe Holdings Ltd.	3	465
Renasant Corp.	4	175
Republic Bancorp Inc. - Class A	2	60
RLI Corp.	4	255
S&P Global Inc.	11	1,154
S&T Bancorp Inc.	4	150
Safeguard Scientifics Inc. (a)	2	25
Safety Insurance Group Inc.	2	120
Sandy Spring Bancorp Inc.	2	93
Santander Consumer USA Holdings Inc. (a)	33	450
Seacoast Banking Corp. of Florida (a)	4	83
SEI Investments Co.	7	360
Selective Insurance Group Inc.	6	257
ServisFirst Bancshares Inc.	4	160
Sierra Bancorp	1	39
Signature Bank (a)	3	479
Simmons First National Corp. - Class A	3	199
SLM Corp. (a)	46	502
South State Corp.	3	225
Southside Bancshares Inc.	3	95
Southwest Bancorp Inc.	3	75
State Auto Financial Corp.	4	98
State Bank Financial Corp.	3	92
State National Cos. Inc.	3	36
State Street Corp.	11	866
Sterling Bancorp	11	250
Stewart Information Services Corp.	3	116
Stifel Financial Corp. (a)	5	264
	Shares/Par†	Value
Stock Yards Bancorp Inc.	2	90
Stonegate Bank	2	65
Suffolk Bancorp	1	60
Sun Bancorp Inc.	2	56
SunTrust Banks Inc.	14	781
SVB Financial Group (a)	3	517
Synchrony Financial	36	1,313
Synovus Financial Corp.	11	470
T. Rowe Price Group Inc.	11	858
TCF Financial Corp.	18	358
TD Ameritrade Holding Corp.	7	323
Territorial Bancorp Inc.	1	36
Texas Capital Bancshares Inc. (a)	5	370
TFS Financial Corp.	10	182
Third Point Reinsurance Ltd. (a)	2	22
Tiptree Financial Inc. - Class A	3	18
Tompkins Financial Corp.	2	148
Torchmark Corp.	7	535
Towne Bank	6	215
Travelers Cos. Inc.	14	1,689
Trico Bancshares	3	98
Tristate Capital Holdings Inc. (a)	4	82
TrustCo Bank Corp.	10	88
Trustmark Corp.	7	249
U.S. Bancorp	50	2,552
UMB Financial Corp.	4	313
Umpqua Holdings Corp.	18	331
Union Bankshares Corp.	5	169
United Bankshares Inc. (b)	6	287
United Community Banks Inc.	8	224
United Community Financial Corp.	5	48
United Financial Bancorp Inc.	5	93
United Fire Group Inc.	3	135
United Insurance Holdings Corp.	2	36
Universal Insurance Holdings Inc. (b)	4	105
Univest Corp. of Pennsylvania	3	94
Unum Group	14	621
Validus Holdings Ltd.	7	408
Valley National Bancorp	20	235
Virtus Investment Partners Inc.	1	83
Voya Financial Inc.	8	304
Waddell & Reed Financial Inc. - Class A	8	166
Walker & Dunlop Inc. (a)	3	104
Washington Federal Inc.	7	240
Washington Trust Bancorp Inc.	2	115
WashingtonFirst Bankshares Inc. (b)	-	13
Waterstone Financial Inc.	3	60
Webster Financial Corp.	9	470
Wells Fargo & Co.	141	7,796
WesBanco Inc.	4	180
West Bancorp Inc.	2	44
Westamerica Bancorp (b)	2	100
Western Alliance Bancorp (a)	10	467
Westwood Holdings Group Inc.	1	48
White Mountains Insurance Group Ltd.	-	410
Willis Towers Watson Plc	5	618
Wintrust Financial Corp.	5	349
WisdomTree Investments Inc. (b)	7	83
WMIH Corp. (a)	20	31
World Acceptance Corp. (a)	-	32
WR Berkley Corp.	8	500
WSFS Financial Corp.	3	135
XL Group Ltd.	11	406
Yadkin Financial Corp.	4	122
Zions Bancorp	9	367
		147,267
Health Care 11.1%
Abaxis Inc.	2	96
Abbott Laboratories	43	1,635
AbbVie Inc.	66	4,155
Abiomed Inc. (a)	2	188
Acadia HealthCare Co. Inc. (a)	6	214
Accuray Inc. (a)	6	26
Aceto Corp.	3	67

See accompanying Notes to Financial Statements.

29

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Achillion Pharmaceuticals Inc. (a)	-	—
Acorda Therapeutics Inc. (a)	3	48
Adamas Pharmaceuticals Inc. (a) (b)	2	38
Addus HomeCare Corp. (a)	1	39
Aetna Inc.	14	1,723
Agilent Technologies Inc.	12	564
Air Methods Corp. (a)	4	129
Akebia Therapeutics Inc. (a)	-	2
Akorn Inc. (a)	15	320
Albany Molecular Research Inc. (a) (b)	2	36
Alere Inc. (a)	6	244
Alexion Pharmaceuticals Inc. (a)	2	229
Align Technology Inc. (a)	5	450
Alkermes Plc (a)	3	160
Allergan Plc (a)	5	1,070
Alliance HealthCare Services Inc. (a)	1	7
Allscripts-Misys Healthcare Solutions Inc. (a)	14	144
Almost Family Inc. (a)	1	48
Alnylam Pharmaceuticals Inc. (a) (b)	1	28
Amedisys Inc. (a)	2	85
AmerisourceBergen Corp.	12	907
Amgen Inc.	20	2,865
AMN Healthcare Services Inc. (a)	5	196
Amphastar Pharmaceuticals Inc. (a)	4	66
Analogic Corp.	1	89
AngioDynamics Inc. (a)	4	75
ANI Pharmaceuticals Inc. (a)	1	48
Anika Therapeutics Inc. (a)	1	73
Anthem Inc.	8	1,124
Aptevo Therapeutics Inc. (a)	2	5
Aralez Pharmaceuticals Inc. (a) (b)	2	7
Aratana Therapeutics Inc. (a)	2	16
Ardelyx Inc. (a) (b)	1	11
Assembly Biosciences Inc. (a)	-	2
athenahealth Inc. (a) (b)	1	135
Atrion Corp.	-	83
Baxter International Inc.	14	625
Becton Dickinson & Co.	6	965
Biogen Inc. (a)	8	2,186
BioMarin Pharmaceutical Inc. (a)	3	258
Bio-Rad Laboratories Inc. - Class A (a)	2	367
BioScrip Inc. (a) (b)	5	6
Biospecifics Technologies Corp. (a)	1	41
Bio-Techne Corp.	2	248
BioTelemetry Inc. (a)	3	63
Bluebird Bio Inc. (a) (b)	1	74
Boston Scientific Corp. (a)	11	248
Bristol-Myers Squibb Co.	29	1,666
Brookdale Senior Living Inc. (a)	12	150
Bruker Corp.	13	282
Cambrex Corp. (a)	3	167
Cantel Medical Corp.	4	284
Capital Senior Living Corp. (a)	3	50
Cara Therapeutics Inc. (a) (b)	-	3
Cardinal Health Inc.	9	659
Catalent Inc. (a)	17	455
Celgene Corp. (a)	32	3,664
Centene Corp. (a)	10	591
Cerner Corp. (a)	8	367
Charles River Laboratories International Inc. (a)	5	373
Chemed Corp.	2	305
Chimerix Inc. (a)	5	24
CIGNA Corp.	7	979
Civitas Solutions Inc. (a)	4	71
Community Health Systems Inc. (a)	12	66
Computer Programs & Systems Inc. (b)	1	18
Concert Pharmaceuticals Inc. (a)	-	4
Conmed Corp.	2	90
Cooper Cos. Inc.	2	320
Corcept Therapeutics Inc. (a)	3	25
Corvel Corp. (a)	2	74
CR Bard Inc.	4	826
Cross Country Healthcare Inc. (a)	2	37
CryoLife Inc.	3	53
Cumberland Pharmaceuticals Inc. (a)	1	5
	Shares/Par†	Value
Cynosure Inc. - Class A (a)	2	75
Danaher Corp.	18	1,432
DaVita Inc. (a)	19	1,205
DENTSPLY SIRONA Inc.	9	536
DepoMed Inc. (a) (b)	3	56
DexCom Inc. (a)	1	83
Diplomat Pharmacy Inc. (a) (b)	3	35
Eagle Pharmaceuticals Inc. (a) (b)	1	50
Edwards Lifesciences Corp. (a)	6	562
Eli Lilly & Co.	27	2,009
Emergent BioSolutions Inc. (a)	4	122
Enanta Pharmaceuticals Inc. (a)	-	12
Endo International Plc (a)	23	385
Ensign Group Inc.	5	109
Envision Healthcare Corp. (a)	10	637
Enzo Biochem Inc. (a)	7	47
Exactech Inc. (a)	2	42
Exelixis Inc. (a)	21	310
Express Scripts Holding Co. (a)	30	2,081
Five Prime Therapeutics Inc. (a)	4	186
Five Star Quality Care Inc. (a)	1	2
Fluidigm Corp. (a)	1	8
Gilead Sciences Inc.	46	3,314
Globus Medical Inc. - Class A (a)	7	173
Haemonetics Corp. (a)	3	140
Halyard Health Inc. (a)	5	180
Hanger Orthopedic Group Inc. (a)	3	32
Harvard Bioscience Inc. (a)	2	5
HCA Holdings Inc. (a)	8	560
HealthEquity Inc. (a)	3	115
HealthSouth Corp.	12	489
HealthStream Inc. (a)	2	53
Healthways Inc. (a)	4	94
Henry Schein Inc. (a)	3	438
Hill-Rom Holdings Inc.	6	333
HMS Holdings Corp. (a)	8	137
Hologic Inc. (a)	15	614
Horizon Pharma Plc (a)	15	245
Humana Inc.	4	829
ICU Medical Inc. (a)	1	162
Idexx Laboratories Inc. (a)	5	551
Illumina Inc. (a)	4	463
Impax Laboratories Inc. (a)	4	55
INC Research Holdings Inc. - Class A (a)	3	179
Incyte Corp. (a)	8	763
Innoviva Inc. (a) (b)	-	4
Inogen Inc. (a)	1	81
Insys Therapeutics Inc. (a) (b)	3	25
Integer Holdings Corp. (a)	2	55
Integra LifeSciences Holdings Corp. (a)	3	220
Intrexon Corp. (a) (b)	5	123
Intuitive Surgical Inc. (a)	1	444
Invacare Corp.	4	50
Invitae Corp. (a)	1	11
Ionis Pharmaceuticals Inc. (a) (b)	2	114
Jazz Pharmaceuticals Plc (a)	3	273
Johnson & Johnson	75	8,673
K2M Group Holdings Inc. (a)	1	19
Karyopharm Therapeutics Inc. (a)	4	33
Kindred Healthcare Inc.	8	62
Laboratory Corp. of America Holdings (a)	8	1,020
Landauer Inc.	1	36
Lannett Co. Inc. (a) (b)	3	68
LeMaitre Vascular Inc.	2	41
LHC Group Inc. (a)	2	84
Lifepoint Health Inc. (a)	5	303
Ligand Pharmaceuticals Inc. (a) (b)	-	36
Lipocine Inc. (a) (b)	1	4
LivaNova Plc (a)	2	99
Luminex Corp. (a)	3	67
Magellan Health Services Inc. (a)	2	184
Mallinckrodt Plc (a)	7	335
Masimo Corp. (a)	4	294
McKesson Corp.	7	1,038
Medicines Co. (a)	5	182

See accompanying Notes to Financial Statements.

30

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Medidata Solutions Inc. (a)	1	37
MEDNAX Inc. (a)	7	453
Medtronic Plc	19	1,380
Merck & Co. Inc.	75	4,413
Meridian Bioscience Inc.	4	76
Merit Medical Systems Inc. (a)	4	105
Mettler-Toledo International Inc. (a)	1	579
Molina Healthcare Inc. (a)	8	437
Momenta Pharmaceuticals Inc. (a)	1	8
Mylan NV (a)	13	480
Myriad Genetics Inc. (a)	6	95
National Healthcare Corp.	1	91
National Research Corp. - Class A	1	11
National Research Corp. - Class B (b)	-	4
Natus Medical Inc. (a)	3	92
Neogen Corp. (a)	3	165
NeoGenomics Inc. (a) (b)	3	27
Neurocrine Biosciences Inc. (a)	1	52
NuVasive Inc. (a)	4	302
Nuvectra Corp. (a)	1	3
Omnicell Inc. (a)	3	107
Opko Health Inc. (a) (b)	15	135
OraSure Technologies Inc. (a)	4	36
Orthofix International NV (a)	1	54
Otonomy Inc. (a)	2	33
Owens & Minor Inc.	6	221
PAREXEL International Corp. (a)	6	383
Patterson Cos. Inc.	10	423
PDL BioPharma Inc.	6	12
PerkinElmer Inc.	6	332
Perrigo Co. Plc	2	168
Pfizer Inc.	162	5,250
PharMerica Corp. (a)	3	80
Phibro Animal Health Corp. - Class A	1	35
PRA Health Sciences Inc. (a)	6	304
Premier Inc. - Class A (a)	4	118
Prestige Brands Holdings Inc. (a)	3	156
Providence Services Corp. (a)	2	60
Psychemedics Corp.	1	13
PTC Therapeutics Inc. (a) (b)	1	13
Quality Systems Inc. (a)	4	57
Quest Diagnostics Inc.	13	1,233
Quidel Corp. (a)	2	33
Quintiles IMS Holdings Inc. (a)	9	661
Quorum Health Corp. (a)	3	25
RadNet Inc. (a)	4	24
Regeneron Pharmaceuticals Inc. (a)	2	808
ResMed Inc. (b)	5	318
Retrophin Inc. (a)	4	67
Rigel Pharmaceuticals Inc. (a)	6	15
RTI Surgical Inc. (a)	4	12
Sangamo Biosciences Inc. (a) (b)	1	3
Sarepta Therapeutics Inc. (a)	1	22
Sciclone Pharmaceuticals Inc. (a)	6	62
SeaSpine Holdings Corp. (a)	1	5
Seattle Genetics Inc. (a)	2	131
Select Medical Holdings Corp. (a)	13	171
Simulations Plus Inc.	1	6
Spectrum Pharmaceuticals Inc. (a)	8	33
St. Jude Medical Inc.	14	1,117
Steris Plc	3	179
Stryker Corp.	9	1,113
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	5	68
Supernus Pharmaceuticals Inc. (a)	2	61
Surgical Care Affiliates Inc. (a)	5	227
SurModics Inc. (a)	1	36
Taro Pharmaceutical Industries Ltd. (a) (b)	1	127
Team Health Holdings Inc. (a)	5	208
Teleflex Inc.	2	267
Tenet Healthcare Corp. (a)	12	175
TESARO Inc. (a) (b)	1	140
Tetraphase Pharmaceuticals Inc. (a)	3	10
Thermo Fisher Scientific Inc.	12	1,639
Titan Pharmaceuticals Inc. (a) (b)	2	7
Triple-S Management Corp. - Class B (a)	2	42
	Shares/Par†	Value
Ultragenyx Pharmaceutical Inc. (a) (b)	2	120
United Therapeutics Corp. (a)	6	804
UnitedHealth Group Inc.	31	4,929
Universal American Corp. (a)	7	66
Universal Health Services Inc. - Class B	9	934
US Physical Therapy Inc.	1	79
Utah Medical Products Inc.	-	15
Varian Medical Systems Inc. (a)	4	385
Vascular Solutions Inc. (a)	1	56
VCA Inc. (a)	7	498
Veeva Systems Inc. - Class A (a)	4	150
Versartis Inc. (a)	-	6
Vertex Pharmaceuticals Inc. (a)	3	228
VWR Corp. (a)	14	349
Waters Corp. (a)	3	399
WellCare Health Plans Inc. (a)	4	499
West Pharmaceutical Services Inc.	3	237
Wright Medical Group NV (a) (b)	5	124
Xencor Inc. (a)	2	59
Zafgen Inc. (a) (b)	-	1
Zimmer Biomet Holdings Inc.	5	506
Zoetis Inc. - Class A	19	1,024
Zogenix Inc. (a)	2	21
		105,356
Industrials 13.7%
3M Co.	25	4,407
AAON Inc.	4	130
AAR Corp.	3	103
ABM Industries Inc.	4	177
Acacia Research Corp. (a)	2	11
ACCO Brands Corp. (a)	11	140
Actuant Corp. - Class A	5	125
Acuity Brands Inc.	2	429
Advanced Drainage Systems Inc.	6	115
Advisory Board Co. (a)	2	78
AECOM (a)	12	437
Aegion Corp. (a)	3	79
Aerojet Rocketdyne Holdings Inc. (a)	7	118
Aerovironment Inc. (a)	2	63
AGCO Corp.	8	448
Air Lease Corp. - Class A	12	395
Air Transport Services Group Inc. (a)	7	107
Alamo Group Inc.	1	93
Alaska Air Group Inc.	12	1,035
Albany International Corp. - Class A	3	136
Allegiant Travel Co.	2	387
Allegion Plc	5	325
Allied Motion Technologies Inc.	1	27
Allison Transmission Holdings Inc.	12	419
Altra Holdings Inc.	3	111
Amerco Inc.	1	527
Ameresco Inc. - Class A (a)	1	6
American Airlines Group Inc.	21	973
American Railcar Industries Inc. (b)	1	42
American Woodmark Corp. (a)	2	133
AMETEK Inc.	11	555
AO Smith Corp.	7	319
Apogee Enterprises Inc.	3	155
Applied Industrial Technologies Inc.	4	211
ARC Document Solutions Inc. (a)	4	22
ArcBest Corp.	2	66
Arconic Inc.	17	322
Argan Inc.	2	116
Armstrong Flooring Inc. (a)	3	57
Armstrong World Industries Inc. (a)	6	237
Astec Industries Inc.	2	137
Astronics Corp. (a)	2	75
Astronics Corp. - Class B (a)	1	34
Atlas Air Worldwide Holdings Inc. (a)	3	137
Avis Budget Group Inc. (a)	12	441
AZZ Inc.	3	166
Babcock & Wilcox Enterprises Inc. (a)	5	85
Barnes Group Inc.	6	264
Barrett Business Services Inc.	1	75

See accompanying Notes to Financial Statements.

31

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
BE Aerospace Inc.	7	415
Beacon Roofing Supply Inc. (a)	6	260
BMC Stock Holdings Inc. (a)	5	96
Boeing Co.	24	3,751
Brady Corp. - Class A	5	177
Briggs & Stratton Corp.	3	77
Brink's Co.	7	281
Builders FirstSource Inc. (a)	9	99
BWX Technologies Inc.	10	408
C.H. Robinson Worldwide Inc.	8	582
CAI International Inc. (a)	1	8
Carlisle Cos. Inc.	5	580
Casella Waste Systems Inc. - Class A (a)	5	61
Caterpillar Inc.	17	1,601
CBIZ Inc. (a)	7	90
CDI Corp. (a)	1	11
CEB Inc.	3	159
Ceco Environmental Corp.	3	44
Celadon Group Inc.	2	15
Chart Industries Inc. (a)	3	122
Chicago Bridge & Iron Co. NV	6	191
Cintas Corp.	5	545
CIRCOR International Inc.	2	104
Civeo Corp. (a)	8	17
CLARCOR Inc.	5	373
Clean Harbors Inc. (a)	7	367
Colfax Corp. (a)	10	369
Columbus Mckinnon Corp.	2	65
Comfort Systems USA Inc.	4	127
Commercial Vehicle Group Inc. (a)	5	25
Continental Building Products Inc. (a)	4	99
Copa Holdings SA - Class A	3	267
Copart Inc. (a)	10	544
Covanta Holding Corp.	12	187
Covenant Transportation Group Inc. - Class A (a)	1	29
CRA International Inc.	1	39
Crane Co.	6	458
CSW Industrials Inc. (a)	1	31
CSX Corp.	35	1,263
Cubic Corp.	3	142
Cummins Inc.	5	680
Curtiss-Wright Corp.	5	459
Deere & Co.	10	1,050
Delta Air Lines Inc.	34	1,691
Deluxe Corp.	5	367
DigitalGlobe Inc. (a)	6	181
DMC Global Inc.	2	35
Donaldson Co. Inc.	10	407
Douglas Dynamics Inc.	3	95
Dover Corp.	12	887
Ducommun Inc. (a)	1	33
Dun & Bradstreet Corp.	3	385
DXP Enterprises Inc. (a)	2	62
Dycom Industries Inc. (a) (b)	4	316
Eagle Bulk Shipping Inc. (a) (b)	2	14
Eaton Corp. Plc	12	788
Echo Global Logistics Inc. (a)	3	71
EMCOR Group Inc.	6	458
Emerson Electric Co.	22	1,248
Encore Wire Corp.	2	97
Energy Recovery Inc. (a) (b)	1	13
EnerSys Inc.	4	330
Engility Holdings Inc. (a)	4	136
Ennis Inc.	3	56
EnPro Industries Inc.	1	96
Equifax Inc.	5	585
ESCO Technologies Inc.	2	139
Essendant Inc.	3	71
Esterline Technologies Corp. (a)	3	268
ExOne Co. (a) (b)	1	12
Expeditors International of Washington Inc.	7	391
Exponent Inc.	2	141
Fastenal Co.	14	635
Federal Signal Corp.	6	91
FedEx Corp.	10	1,839
	Shares/Par†	Value
Flowserve Corp.	6	297
Fluor Corp.	11	566
Fortive Corp.	8	440
Fortune Brands Home & Security Inc.	7	388
Forward Air Corp.	2	116
Franklin Covey Co. (a)	1	22
Franklin Electric Co. Inc.	4	155
FreightCar America Inc.	1	16
FTI Consulting Inc. (a)	4	191
Fuel Tech Inc. (a)	1	2
G&K Services Inc. - Class A	2	182
GATX Corp. (b)	3	174
Gencor Industries Inc. (a)	1	8
Generac Holdings Inc. (a)	7	283
General Cable Corp.	4	78
General Dynamics Corp.	9	1,487
General Electric Co.	128	4,055
Genesee & Wyoming Inc. - Class A (a)	6	382
Gibraltar Industries Inc. (a)	3	115
Global Brass & Copper Holdings Inc.	3	88
Global Power Equipment Group Inc. (a)	-	2
Golden Ocean Group Ltd. (a) (b)	1	3
Goldfield Corp. (a)	3	15
Gorman-Rupp Co.	2	61
GP Strategies Corp. (a)	1	40
Graco Inc.	6	510
Graham Corp.	-	9
Granite Construction Inc.	4	202
Great Lakes Dredge & Dock Corp. (a)	7	31
Greenbrier Cos. Inc. (b)	3	126
Griffon Corp.	4	94
H&E Equipment Services Inc.	4	94
Hardinge Inc.	1	16
Harsco Corp.	10	137
Hawaiian Holdings Inc. (a)	7	400
HC2 Holdings Inc. (a)	1	4
HD Supply Holdings Inc. (a)	11	477
Healthcare Services Group Inc.	3	122
Heartland Express Inc. (b)	8	164
HEICO Corp.	3	194
HEICO Corp. - Class A	4	240
Heidrick & Struggles International Inc.	2	53
Herc Holdings Inc. (a)	3	110
Heritage-Crystal Clean Inc. (a)	1	16
Herman Miller Inc.	6	205
Hertz Global Holdings Inc. (a)	8	177
Hexcel Corp.	9	453
Hill International Inc. (a)	4	17
Hillenbrand Inc.	6	234
HNI Corp.	5	274
Honeywell International Inc.	24	2,790
Houston Wire & Cable Co.	1	6
HUB Group Inc. - Class A (a)	3	132
Hubbell Inc.	4	449
Hudson Global Inc.	1	1
Hudson Technologies Inc. (a)	3	24
Huntington Ingalls Industries Inc.	3	483
Hurco Cos. Inc.	-	10
Huron Consulting Group Inc. (a)	2	114
Hyster-Yale Materials Handling Inc. - Class A	1	71
ICF International Inc. (a)	2	101
IDEX Corp.	4	328
IES Holdings Inc. (a)	2	40
Illinois Tool Works Inc.	13	1,560
Ingersoll-Rand Plc	13	997
InnerWorkings Inc. (a)	5	49
Insperity Inc.	2	168
Insteel Industries Inc.	2	64
Interface Inc.	7	126
Intersections Inc. (a)	1	2
ITT Inc.	10	380
Jacobs Engineering Group Inc. (a)	5	265
JB Hunt Transport Services Inc.	6	611
JetBlue Airways Corp. (a)	33	741
John Bean Technologies Corp.	2	177

See accompanying Notes to Financial Statements.

32

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Johnson Controls International Plc	28	1,169
Joy Global Inc.	8	221
Kadant Inc.	1	33
Kaman Corp.	3	128
Kansas City Southern	9	739
KAR Auction Services Inc.	11	459
KBR Inc.	15	246
Kelly Services Inc. - Class A	4	82
Kennametal Inc.	8	252
Kforce Inc.	3	76
Kimball International Inc. - Class B	4	65
Kirby Corp. (a)	5	349
KLX Inc. (a)	5	233
Knight Transportation Inc.	9	292
Knoll Inc.	5	150
Korn/Ferry International	5	153
Kratos Defense & Security Solutions Inc. (a)	6	42
L-3 Communications Holdings Inc.	4	634
Landstar System Inc.	5	391
Lawson Products Inc. (a)	-	11
Layne Christensen Co. (a)	1	16
LB Foster Co.	1	14
Lennox International Inc.	2	371
Lincoln Electric Holdings Inc.	6	461
Lindsay Corp.	-	30
LMI Aerospace Inc. (a)	1	8
Lockheed Martin Corp.	11	2,708
LSC Communications Inc.	3	95
LSI Industries Inc.	1	11
Lydall Inc. (a)	2	99
Macquarie Infrastructure Co. LLC	5	405
Manitowoc Co. Inc. (a)	13	76
Manitowoc Foodservice Inc. (a)	13	242
Manpower Inc.	5	464
Marten Transport Ltd.	3	64
Masco Corp.	14	430
MasTec Inc. (a)	8	287
Matson Inc.	5	174
Matthews International Corp. - Class A	3	214
McGrath RentCorp	3	101
Mercury Systems Inc. (a)	2	62
Meritor Inc. (a)	8	94
Middleby Corp. (a)	2	281
Miller Industries Inc.	1	34
Mistras Group Inc. (a)	3	66
Mobile Mini Inc.	4	134
Moog Inc. - Class A (a)	4	236
MRC Global Inc. (a)	10	193
MSA Safety Inc.	3	224
MSC Industrial Direct Co. - Class A	4	404
Mueller Industries Inc.	5	197
Mueller Water Products Inc. - Class A	18	237
Multi-Color Corp.	1	116
MYR Group Inc. (a)	2	87
National Presto Industries Inc.	1	57
Navigant Consulting Inc. (a)	5	121
Navistar International Corp. (a)	6	201
NCI Building Systems Inc. (a)	7	112
Neff Corp. - Class A (a)	1	14
Nielsen Holdings Plc	10	438
NL Industries Inc. (a)	1	7
NN Inc.	3	55
Nordson Corp.	4	487
Norfolk Southern Corp.	11	1,208
Northrop Grumman Systems Corp.	7	1,618
Northwest Pipe Co. (a)	1	17
NOW Inc. (a)	10	195
NV5 Holdings Inc. (a)	1	23
Old Dominion Freight Line Inc. (a)	7	569
On Assignment Inc. (a)	5	226
Orbital ATK Inc.	5	479
Orion Group Holdings Inc. (a)	2	16
Oshkosh Corp.	7	457
Owens Corning Inc.	9	483
PACCAR Inc.	13	860
	Shares/Par†	Value
PAM Transportation Services Inc. (a)	-	8
Parker Hannifin Corp.	5	722
Park-Ohio Holdings Corp.	1	55
Patrick Industries Inc. (a)	2	152
Pentair Plc	11	594
Performant Financial Corp. (a)	4	8
PGT Inc. (a)	6	71
Pitney Bowes Inc.	12	187
Ply Gem Holdings Inc. (a)	6	93
Powell Industries Inc.	1	41
Preformed Line Products Co.	-	11
Primoris Services Corp.	4	91
Proto Labs Inc. (a) (b)	1	33
Quad/Graphics Inc. - Class A	3	81
Quanex Building Products Corp.	4	73
Quanta Services Inc. (a)	12	410
Radiant Logistics Inc. (a)	3	13
Raven Industries Inc.	2	61
Raytheon Co.	7	1,029
RBC Bearings Inc. (a)	2	188
Regal-Beloit Corp.	4	295
Republic Services Inc.	14	815
Resources Connection Inc.	4	85
Rexnord Corp. (a)	10	194
Roadrunner Transportation Systems Inc. (a)	4	43
Robert Half International Inc.	11	518
Rockwell Automation Inc.	7	962
Rockwell Collins Inc.	6	522
Rollins Inc.	9	304
Roper Industries Inc.	3	500
RPX Corp. (a)	4	46
RR Donnelley & Sons Co.	9	140
Rush Enterprises Inc. - Class A (a)	3	82
Ryder System Inc.	7	541
Saia Inc. (a)	2	108
Sensata Technologies Holding NV (a)	11	410
SIFCO Industries Inc. (a)	-	1
Simpson Manufacturing Co. Inc.	4	177
SkyWest Inc.	5	185
Snap-On Inc.	3	490
Southwest Airlines Co.	27	1,369
SP Plus Corp. (a)	2	59
Sparton Corp. (a)	1	23
Spirit Aerosystems Holdings Inc. - Class A	12	690
Spirit Airlines Inc. (a)	8	481
SPX Corp. (a)	3	69
SPX Flow Technology USA Inc. (a)	4	135
Standex International Corp.	1	74
Stanley Black & Decker Inc.	11	1,232
Steelcase Inc. - Class A	8	141
Stericycle Inc. (a)	2	186
Sterling Construction Co. Inc. (a)	3	23
Sun Hydraulics Corp.	2	65
Supreme Industries Inc. - Class A	2	27
Swift Transporation Co. - Class A (a) (b)	11	261
Taser International Inc. (a)	4	95
Team Inc. (a)	3	114
Teledyne Technologies Inc. (a)	4	449
Tennant Co.	2	109
Terex Corp.	9	274
Tetra Tech Inc.	5	222
Textainer Group Holdings Ltd.	3	20
Textron Inc.	21	1,011
Thermon Group Holdings Inc. (a)	3	51
Timken Co.	6	246
Titan International Inc.	6	68
Titan Machinery Inc. (a) (b)	1	19
Toro Co.	7	388
TransDigm Group Inc.	2	498
TransUnion LLC (a)	5	152
TRC Cos. Inc. (a)	2	23
Trex Co. Inc. (a)	2	129
TriMas Corp. (a)	4	99
TriNet Group Inc. (a)	5	125
Trinity Industries Inc.	17	464

See accompanying Notes to Financial Statements.

33

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Triton International Ltd. - Class A	4	70
Triumph Group Inc.	5	126
TrueBlue Inc. (a)	4	103
Tutor Perini Corp. (a)	4	112
Twin Disc Inc. (a)	1	18
Ultralife Corp. (a)	-	1
UniFirst Corp.	1	198
Union Pacific Corp.	31	3,175
United Continental Holdings Inc. (a)	28	2,011
United Parcel Service Inc. - Class B	28	3,241
United Rentals Inc. (a)	10	1,039
United Technologies Corp.	28	3,089
Univar Inc. (a)	10	297
Universal Forest Products Inc.	2	206
Universal Logistics Holdings Inc.	2	37
US Ecology Inc.	2	94
USA Truck Inc. (a)	1	10
USG Corp. (a)	16	449
Valmont Industries Inc.	2	272
Vectrus Inc. (a)	1	30
Verisk Analytics Inc. (a)	9	759
Veritiv Corp. (a)	2	90
Viad Corp.	2	74
Vicor Corp. (a)	1	21
VSE Corp.	1	47
Wabash National Corp. (a)	6	96
WABCO Holdings Inc. (a)	3	336
Wabtec Corp.	5	456
Waste Management Inc.	18	1,251
Watsco Inc.	3	498
Watts Water Technologies Inc. - Class A	2	107
Werner Enterprises Inc.	7	185
Wesco Aircraft Holdings Inc. (a)	9	136
WESCO International Inc. (a)	5	316
West Corp.	7	177
Willdan Group Inc. (a)	1	14
Woodward Governor Co.	6	444
WW Grainger Inc. (b)	3	814
Xerium Technologies Inc. (a)	1	7
XPO Logistics Inc. (a)	12	525
Xylem Inc.	11	565
YRC Worldwide Inc. (a)	3	39
		129,738
Information Technology 19.6%
3D Systems Corp. (a) (b)	3	36
Accenture Plc - Class A	25	2,895
ACI Worldwide Inc. (a)	12	218
Activision Blizzard Inc.	12	420
Actua Corp. (a)	5	66
Acxiom Corp. (a)	6	157
Adobe Systems Inc. (a)	10	1,038
ADTRAN Inc.	4	81
Advanced Energy Industries Inc. (a)	4	218
Advanced Micro Devices Inc. (a)	68	766
Agilysys Inc. (a)	1	8
Akamai Technologies Inc. (a)	11	710
Alliance Data Systems Corp.	3	755
Alpha & Omega Semiconductor Ltd. (a)	3	55
Alphabet Inc. - Class A (a)	6	5,007
Alphabet Inc. - Class C (a)	6	5,017
Ambarella Inc. (a) (b)	1	55
Amdocs Ltd.	9	518
American Software Inc. - Class A	2	18
Amkor Technology Inc. (a)	28	299
Amphenol Corp. - Class A	11	763
Amtech Systems Inc. (a)	1	4
Analog Devices Inc.	6	455
Anixter International Inc. (a)	3	273
Ansys Inc. (a)	3	299
Apple Inc.	221	25,575
Applied Materials Inc.	30	959
Arista Networks Inc. (a)	2	190
ARRIS International Plc (a)	15	466
Arrow Electronics Inc. (a)	8	536
	Shares/Par†	Value
Aspen Technology Inc. (a)	7	397
Autodesk Inc. (a)	4	320
Automatic Data Processing Inc.	18	1,883
Avid Technology Inc. (a)	3	15
Avnet Inc.	8	372
AVX Corp.	7	113
Axcelis Technologies Inc. (a)	3	44
AXT Inc. (a)	1	4
Badger Meter Inc.	3	97
Bankrate Inc. (a)	9	101
Barracuda Networks Inc. (a)	5	102
Bazaarvoice Inc. (a)	5	26
Bel Fuse Inc. - Class B	1	42
Belden Inc.	5	355
Benchmark Electronics Inc. (a)	2	55
Black Box Corp.	2	31
Black Knight Financial Services Inc. - Class A (a)	2	70
Blackbaud Inc.	3	186
Blackhawk Network Holdings Inc. (a)	5	181
Blucora Inc. (a)	4	63
Booz Allen Hamilton Holding Corp. - Class A	9	312
Broadcom Ltd.	5	926
Broadridge Financial Solutions Inc.	7	438
Brocade Communications Systems Inc.	38	473
Brooks Automation Inc.	7	119
CA Inc.	33	1,036
Cabot Microelectronics Corp.	2	140
CACI International Inc. - Class A (a)	2	285
Cadence Design Systems Inc. (a)	14	351
CalAmp Corp. (a)	2	27
Calix Inc. (a)	6	44
Carbonite Inc. (a)	2	38
Cardtronics Plc - Class A (a)	6	312
Cass Information Systems Inc.	1	70
Cavium Inc. (a)	3	192
CDK Global Inc.	9	511
CDW Corp.	11	554
CEVA Inc. (a)	1	27
Ciber Inc. (a)	5	3
Ciena Corp. (a)	12	295
Cimpress NV (a) (b)	2	190
Cirrus Logic Inc. (a)	6	343
Cisco Systems Inc.	156	4,710
Citrix Systems Inc. (a)	8	670
Clearfield Inc. (a) (b)	1	12
Cognex Corp.	6	361
Cognizant Technology Solutions Corp. - Class A (a)	14	777
Coherent Inc. (a)	2	290
Cohu Inc.	4	49
CommerceHub Inc. - Class A (a)	1	16
CommerceHub Inc. - Class C (a)	2	32
CommScope Holding Co. Inc. (a)	9	346
Communications Systems Inc.	1	6
Computer Sciences Corp.	13	773
Computer Task Group Inc.	3	11
comScore Inc. (a)	1	36
Comtech Telecommunications Corp.	1	14
Control4 Corp. (a)	1	6
Convergys Corp.	10	242
CoreLogic Inc. (a)	9	331
Corning Inc.	28	684
CoStar Group Inc. (a)	1	104
Covisint Corp. (a)	1	2
Cray Inc. (a)	3	56
Cree Inc. (a)	8	211
CSG Systems International Inc.	4	202
CSRA Inc.	9	287
CTS Corp.	1	34
Cyberoptics Corp. (a)	1	15
Cypress Semiconductor Corp. (b)	25	289
Daktronics Inc.	5	53
Datalink Corp. (a)	2	17
Dell Technologies Inc. - Class V (a)	6	344
DHI Group Inc. (a)	-	1
Diebold Nixdorf Inc.	8	193

See accompanying Notes to Financial Statements.

34

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Digi International Inc. (a)	2	34
Diodes Inc. (a)	5	124
Dolby Laboratories Inc.	5	230
DSP Group Inc. (a)	1	13
DST Systems Inc.	3	368
EarthLink Holdings Corp.	9	51
Eastman Kodak Co. (a)	4	63
eBay Inc. (a)	36	1,069
EchoStar Corp. - Class A (a)	4	225
Electro Scientific Industries Inc. (a)	3	15
Electronic Arts Inc. (a)	9	692
Electronics for Imaging Inc. (a)	3	149
Ellie Mae Inc. (a)	1	67
Emcore Corp.	3	29
EnerNOC Inc. (a) (b)	2	12
Entegris Inc. (a)	13	241
Envestnet Inc. (a)	1	24
EPAM Systems Inc. (a)	3	196
ePlus Inc. (a)	1	74
Euronet Worldwide Inc. (a)	4	317
Everi Holdings Inc. (a)	5	11
Exar Corp. (a)	5	56
ExlService Holdings Inc. (a)	3	143
Extreme Networks (a)	6	29
F5 Networks Inc. (a)	3	457
Fabrinet (a)	3	134
Facebook Inc. - Class A (a)	65	7,428
Fair Isaac Corp.	2	298
FARO Technologies Inc. (a)	2	64
Fidelity National Information Services Inc.	13	947
Finisar Corp. (a)	11	331
FireEye Inc. (a)	3	31
First Data Corp. - Class A (a)	20	277
First Solar Inc. (a) (b)	9	278
Fiserv Inc. (a)	9	933
FitBit Inc. - Class A (a)	12	89
FleetCor Technologies Inc. (a)	4	546
Flextronics International Ltd. (a)	53	763
FLIR Systems Inc.	12	448
FormFactor Inc. (a)	7	77
Forrester Research Inc.	2	72
Fortinet Inc. (a)	3	87
Frequency Electronics Inc. (a)	1	11
Gartner Inc. (a)	3	332
Genpact Ltd. (a)	9	221
GigPeak Inc. (a)	8	21
Global Payments Inc.	6	407
Globalscape Inc.	-	2
Globant SA (a) (b)	3	85
Glu Mobile Inc. (a) (b)	-	—
GoDaddy Inc. - Class A (a)	3	102
GrubHub Inc. (a)	5	177
GSI Technology Inc. (a)	1	5
GTT Communications Inc. (a)	4	105
Guidewire Software Inc. (a)	3	149
Hackett Group Inc.	3	46
Harmonic Inc. (a)	10	52
Harris Corp.	5	541
Hewlett Packard Enterprise Co.	66	1,522
HP Inc.	51	756
IAC/InterActiveCorp. (a)	5	310
II-VI Inc. (a)	6	171
Infinera Corp. (a)	5	44
Inseego Corp. (a) (b)	3	6
Insight Enterprises Inc. (a)	4	154
Integrated Device Technology Inc. (a)	10	232
Intel Corp.	201	7,293
InterDigital Inc.	4	341
Internap Corp. (a)	5	7
International Business Machines Corp.	37	6,090
Intersil Corp. - Class A	10	215
Intevac Inc. (a)	1	9
IntraLinks Holdings Inc. (a)	5	67
Intuit Inc.	10	1,135
InvenSense Inc. (a) (b)	8	98
	Shares/Par†	Value
IPG Photonics Corp. (a)	4	383
Itron Inc. (a)	3	181
Ixia (a)	6	104
IXYS Corp.	3	36
j2 Global Inc.	5	431
Jabil Circuit Inc.	23	556
Jack Henry & Associates Inc.	4	326
Juniper Networks Inc.	29	824
Kemet Corp. (a)	2	10
Key Tronic Corp. (a)	-	3
Keysight Technologies Inc. (a)	11	391
Kimball Electronics Inc. (a)	3	48
KLA-Tencor Corp.	7	569
Knowles Corp. (a)	8	128
Kopin Corp. (a)	3	10
Kulicke & Soffa Industries Inc. (a)	7	113
KVH Industries Inc. (a)	2	18
Lam Research Corp.	9	989
Lattice Semiconductor Corp. (a)	7	54
Leaf Group Ltd. (a)	1	5
Leidos Holdings Inc.	14	710
Limelight Networks Inc. (a)	7	18
Linear Technology Corp.	10	594
Lionbridge Technologies Inc. (a)	6	34
Liquidity Services Inc. (a)	4	40
Littelfuse Inc.	1	220
LogMeIn Inc.	1	86
Lumentum Holdings Inc. (a)	4	149
M/A-COM Technology Solutions Holdings Inc. (a)	3	151
Magnachip Semiconductor Corp. (a) (b)	4	25
Manhattan Associates Inc. (a)	5	280
Mantech International Corp. - Class A	3	112
Marchex Inc. - Class B (a)	3	7
Marvell Technology Group Ltd.	21	286
MasterCard Inc. - Class A	39	4,036
Maxim Integrated Products Inc.	14	521
MAXIMUS Inc.	7	385
MaxLinear Inc. - Class A (a)	5	99
Maxwell Technologies Inc. (a) (b)	3	16
MeetMe Inc. (a) (b)	6	31
Mentor Graphics Corp.	7	272
Mesa Laboratories Inc.	-	49
Methode Electronics Inc.	3	141
Microchip Technology Inc. (b)	7	419
Micron Technology Inc. (a)	78	1,715
Microsemi Corp. (a)	9	472
Microsoft Corp.	255	15,843
MicroStrategy Inc. - Class A (a)	1	172
MKS Instruments Inc.	5	296
ModusLink Global Solutions Inc. (a) (b)	6	8
MoneyGram International Inc. (a)	6	66
Monolithic Power Systems Inc.	1	109
Monotype Imaging Holdings Inc.	4	71
Motorola Solutions Inc.	7	551
MTS Systems Corp.	1	76
Nanometrics Inc. (a)	1	33
National Instruments Corp.	7	212
NCI Inc. - Class A	1	9
NCR Corp. (a)	16	649
NeoPhotonics Corp. (a)	3	33
NetApp Inc.	17	594
NetGear Inc. (a)	3	149
NetScout Systems Inc. (a)	6	202
NeuStar Inc. - Class A (a)	4	136
NIC Inc.	5	119
Novanta Inc. (a)	3	67
Nuance Communications Inc. (a)	19	286
NVE Corp.	-	33
Nvidia Corp.	17	1,797
Oclaro Inc. (a)	9	80
ON Semiconductor Corp. (a)	45	577
Oracle Corp.	79	3,052
OSI Systems Inc. (a)	2	120
Palo Alto Networks Inc. (a)	1	146
Park Electrochemical Corp.	2	40

See accompanying Notes to Financial Statements.

35

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Paychex Inc.	15	902
Paycom Software Inc. (a)	3	146
PayPal Holdings Inc. (a)	21	831
PC Connection Inc.	3	71
PCM Inc. (a)	1	24
PDF Solutions Inc. (a)	2	54
Pegasystems Inc.	6	210
Perceptron Inc. (a)	1	7
Perficient Inc. (a)	3	58
PFSweb Inc. (a)	2	19
Photronics Inc. (a)	7	79
Planet Payment Inc. (a)	4	18
Plantronics Inc.	3	153
Plexus Corp. (a)	3	184
Power Integrations Inc.	2	121
PRGX Global Inc. (a)	1	5
Progress Software Corp.	4	131
PTC Inc. (a)	5	219
QAD Inc. - Class A	1	19
Qorvo Inc. (a)	5	268
QUALCOMM Inc.	55	3,585
Qualys Inc. (a)	2	73
QuinStreet Inc. (a)	2	9
Radisys Corp. (a)	4	19
Rambus Inc. (a)	9	125
RealNetworks Inc. (a)	2	10
RealPage Inc. (a)	5	155
Red Hat Inc. (a)	7	461
Reis Inc.	1	13
RetailMeNot Inc. (a)	4	35
Richardson Electronics Ltd. (b)	1	4
Rightside Group Ltd. (a)	1	7
Rogers Corp. (a)	2	137
Rosetta Stone Inc. (a)	2	14
Rubicon Project Inc. (a)	3	23
Rudolph Technologies Inc. (a)	3	77
Sabre Corp.	14	348
Salesforce.com Inc. (a)	5	341
Sanmina Corp. (a)	7	268
ScanSource Inc. (a)	3	102
Science Applications International Corp.	5	459
SeaChange International Inc. (a)	2	5
Seagate Technology (b)	16	629
Semtech Corp. (a)	6	179
ServiceNow Inc. (a)	3	225
ServiceSource International Inc. (a)	1	3
ShoreTel Inc. (a)	3	25
Shutterstock Inc. (a) (b)	2	101
Sigma Designs Inc. (a)	4	23
Silicon Laboratories Inc. (a)	3	177
Silver Spring Networks Inc. (a)	4	59
Skyworks Solutions Inc.	12	902
Sonus Networks Inc. (a)	5	29
Splunk Inc. (a)	2	123
SS&C Technologies Holdings Inc.	12	332
Stamps.com Inc. (a) (b)	1	85
Stratasys Ltd. (a) (b)	5	86
SunPower Corp. (a) (b)	8	56
Super Micro Computer Inc. (a)	4	123
Sykes Enterprises Inc. (a)	4	120
Symantec Corp.	23	555
Synaptics Inc. (a)	4	190
Synchronoss Technologies Inc. (a)	4	145
SYNNEX Corp.	4	500
Synopsys Inc. (a)	9	525
Syntel Inc.	6	111
Systemax Inc.	2	15
Tableau Software Inc. - Class A (a)	2	80
Take-Two Interactive Software Inc. (a)	7	351
Tangoe Inc. (a)	1	5
TE Connectivity Ltd.	20	1,415
Tech Data Corp. (a)	3	277
TechTarget Inc. (a)	2	18
TeleNav Inc. (a)	3	24
TeleTech Holdings Inc.	4	130
	Shares/Par†	Value
Teradata Corp. (a)	13	367
Teradyne Inc.	16	399
Tessco Technologies Inc.	1	8
Tessera Holding Corp.	5	207
Texas Instruments Inc.	34	2,480
TiVo Corp. (a)	12	249
Total System Services Inc.	10	485
Transact Technologies Inc.	-	1
Travelport Worldwide Ltd.	12	165
Travelzoo Inc. (a) (b)	1	10
Tremor Video Inc. (a)	1	3
Trimble Inc. (a)	13	407
TTM Technologies Inc. (a)	10	135
Twitter Inc. (a)	25	400
Tyler Technologies Inc. (a)	1	134
Ubiquiti Networks Inc. (a)	6	356
Ultimate Software Group Inc. (a)	1	131
Ultra Clean Holdings Inc. (a)	3	29
Ultratech Inc. (a)	3	68
Unisys Corp. (a) (b)	4	59
Universal Display Corp. (a) (b)	3	165
USA Technologies Inc. (a) (b)	4	15
Vantiv Inc. - Class A (a)	10	583
VASCO Data Security International Inc. (a)	3	46
Veeco Instruments Inc. (a)	4	130
VeriFone Systems Inc. (a)	10	171
Verint Systems Inc. (a)	4	124
VeriSign Inc. (a)	4	302
Versum Materials Inc. (a)	3	90
ViaSat Inc. (a)	5	320
Viavi Solutions Inc. (a)	23	187
Virtusa Corp. (a)	1	37
Visa Inc. - Class A	64	4,974
Vishay Intertechnology Inc. (b)	13	216
Vishay Precision Group Inc. (a)	1	13
VMware Inc. - Class A (a) (b)	1	118
Web.com Group Inc. (a)	5	111
WebMD Health Corp. (a)	2	109
Western Digital Corp.	17	1,171
Western Union Co.	27	596
WEX Inc. (a)	3	369
Workday Inc. - Class A (a)	1	98
Xcerra Corp. (a)	6	42
Xerox Corp.	41	358
Xilinx Inc.	11	679
XO Group Inc. (a)	2	35
Yahoo! Inc. (a)	13	487
Yelp Inc. - Class A (a)	1	36
Zebra Technologies Corp. - Class A (a)	6	508
Zedge Inc. - Class B (a)	1	2
Zillow Group Inc. - Class A (a) (b)	4	134
Zillow Group Inc. - Class C (a) (b)	5	170
Zix Corp. (a)	3	16
Zynga Inc. - Class A (a) (b)	78	200
		186,057
Materials 4.4%
A. Schulman Inc.	3	91
AdvanSix Inc. (a)	1	20
AEP Industries Inc.	1	77
Air Products & Chemicals Inc.	6	924
AK Steel Holding Corp. (a) (b)	29	297
Albemarle Corp.	9	775
Alcoa Corp. (a)	6	162
Allegheny Technologies Inc. (b)	7	118
American Vanguard Corp.	4	68
Ampco-Pittsburgh Corp.	1	15
AptarGroup Inc.	5	399
Ashland Global Holdings Inc.	4	416
Avery Dennison Corp.	6	393
Axalta Coating Systems Ltd. (a)	12	318
Balchem Corp.	3	251
Ball Corp.	6	487
Bemis Co. Inc.	10	468
Berry Plastics Group Inc. (a)	8	398

See accompanying Notes to Financial Statements.

36

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Boise Cascade Co. (a)	4	95
Cabot Corp.	7	336
Calgon Carbon Corp.	5	81
Carpenter Technology Corp.	5	165
Celanese Corp. - Class A	7	539
Century Aluminum Co. (a)	8	73
CF Industries Holdings Inc.	17	544
Chase Corp.	1	90
Chemours Co.	8	175
Chemtura Corp. (a)	7	218
Clearwater Paper Corp. (a)	2	115
Cliffs Natural Resources Inc. (a)	20	168
Coeur d'Alene Mines Corp. (a)	12	106
Commercial Metals Co.	11	246
Compass Minerals International Inc. (b)	4	276
Core Molding Technologies Inc. (a)	1	14
Crown Holdings Inc. (a)	8	407
Deltic Timber Corp.	1	67
Domtar Corp.	6	245
Dow Chemical Co.	34	1,952
Eagle Materials Inc.	4	401
Eastman Chemical Co.	13	998
Ecolab Inc.	7	822
EI du Pont de Nemours & Co.	19	1,407
Ferro Corp. (a)	9	125
Ferroglobe Plc	10	113
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a) (b)	1	14
FMC Corp.	5	283
Freeport-McMoRan Inc. - Class B (a)	70	922
FutureFuel Corp.	3	45
GCP Applied Technologies Inc. (a)	7	180
Gold Resource Corp.	4	19
Graphic Packaging Holding Co.	40	494
Greif Inc. - Class A	3	167
Greif Inc. - Class B (b)	1	71
Handy & Harman Ltd. (a)	-	13
Hawkins Inc.	1	52
Haynes International Inc.	2	66
HB Fuller Co.	5	253
Headwaters Inc. (a)	8	197
Hecla Mining Co.	40	210
Huntsman Corp.	29	545
Ingevity Corp. (a)	3	164
Innophos Holdings Inc.	2	100
Innospec Inc.	2	155
International Flavors & Fragrances Inc.	3	384
International Paper Co.	16	828
Intrepid Potash Inc. (a)	2	3
Kaiser Aluminum Corp.	1	85
KapStone Paper and Packaging Corp.	11	234
KMG Chemicals Inc.	1	44
Koppers Holdings Inc. (a)	2	93
Kraton Corp. (a)	3	79
Kronos Worldwide Inc.	3	41
Louisiana-Pacific Corp. (a)	14	257
LSB Industries Inc. (a) (b)	3	23
LyondellBasell Industries NV - Class A	14	1,210
Martin Marietta Materials Inc.	3	741
Materion Corp.	2	80
Mercer International Inc.	7	75
Minerals Technologies Inc.	3	270
Monsanto Co.	14	1,457
Mosaic Co.	13	386
Myers Industries Inc.	3	50
Neenah Paper Inc.	2	147
NewMarket Corp.	1	355
Newmont Mining Corp.	15	496
Nucor Corp.	12	695
Olin Corp.	16	404
Olympic Steel Inc.	1	25
Omnova Solutions Inc. (a)	4	41
Owens-Illinois Inc. (a)	16	278
P.H. Glatfelter Co.	4	107
	Shares/Par†	Value
Packaging Corp. of America	8	668
Platform Specialty Products Corp. (a)	14	139
PolyOne Corp.	9	281
PPG Industries Inc.	8	780
Praxair Inc.	11	1,335
Quaker Chemical Corp.	1	150
Rayonier Advanced Materials Inc. (b)	5	78
Real Industry Inc. (a)	2	12
Reliance Steel & Aluminum Co.	6	453
Rentech Inc. (a) (b)	-	1
Resolute Forest Products Inc. (a)	8	45
Royal Gold Inc.	5	339
RPM International Inc.	8	424
Ryerson Holding Corp. (a)	3	35
Schnitzer Steel Industries Inc. - Class A	3	68
Schweitzer-Mauduit International Inc.	3	138
Scotts Miracle-Gro Co. - Class A	8	720
Sealed Air Corp.	11	491
Sensient Technologies Corp.	4	284
Sherwin-Williams Co.	3	793
Silgan Holdings Inc.	7	356
Sonoco Products Co.	10	506
Southern Copper Corp.	3	94
Steel Dynamics Inc.	13	470
Stepan Co.	2	201
Stillwater Mining Co. (a)	9	147
Summit Materials Inc. - Class A (a)	8	187
SunCoke Energy Inc. (a)	7	80
TimkenSteel Corp. (a) (b)	4	70
Trecora Resources (a)	2	26
Tredegar Corp.	3	67
Trinseo SA	6	354
Tronox Ltd. - Class A	4	43
UFP Technologies Inc. (a)	-	8
United States Lime & Minerals Inc.	-	38
United States Steel Corp. (b)	14	447
Universal Stainless & Alloy Products Inc. (a)	1	9
US Concrete Inc. (a) (b)	2	118
Valspar Corp.	5	560
Vulcan Materials Co.	5	588
Westlake Chemical Corp.	2	109
WestRock Co.	14	735
Worthington Industries Inc.	5	252
WR Grace & Co.	4	268
		41,260
Real Estate 0.3%
Alexander & Baldwin Inc.	5	218
Altisource Portfolio Solutions SA (a) (b)	1	37
AV Homes Inc. (a) (b)	1	15
CBRE Group Inc. - Class A (a)	19	586
Consolidated-Tomoka Land Co.	-	23
Forestar Group Inc. (a)	4	48
FRP Holdings Inc. (a)	-	8
HFF Inc. - Class A	5	145
Howard Hughes Corp. (a)	3	357
Jones Lang LaSalle Inc.	5	483
Kennedy-Wilson Holdings Inc.	8	155
Marcus & Millichap Inc. (a)	4	112
RE/MAX Holdings Inc. - Class A	2	97
Realogy Holdings Corp.	10	265
RMR Group Inc. - Class A	1	52
St. Joe Co. (a)	5	89
Stratus Properties Inc. (a)	-	14
Tejon Ranch Co. (a)	2	50
		2,754
Telecommunication Services 2.9%
Alaska Communications Systems Group Inc. (a)	3	5
AT&T Inc.	299	12,696
ATN International Inc.	1	105
Boingo Wireless Inc. (a)	4	47
CenturyLink Inc.	52	1,238
CIncinnati Bell Inc. (a)	4	86
Cogent Communications Group Inc.	4	177
Consolidated Communications Holdings Inc.	7	176

See accompanying Notes to Financial Statements.

37

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fairpoint Communications Inc. (a)	2	33
Frontier Communications Corp. (b)	36	122
General Communication Inc. - Class A (a) (b)	3	67
Hawaiian Telcom Holdco Inc. (a)	1	25
IDT Corp. - Class B	3	52
Inteliquent Inc.	3	73
Level 3 Communications Inc. (a)	8	455
Lumos Networks Corp. (a)	2	37
ORBCOMM Inc. (a)	6	46
SBA Communications Corp. (a)	5	475
Shenandoah Telecommunications Co.	5	125
Spok Holdings Inc.	2	43
Sprint Corp. (a) (b)	66	557
Telephone & Data Systems Inc.	10	293
T-Mobile US Inc. (a)	21	1,191
US Cellular Corp. (a)	2	93
Verizon Communications Inc.	165	8,826
Vonage Holdings Corp. (a)	18	120
Windstream Holdings Inc. (b)	10	74
Zayo Group Holdings Inc. (a)	8	263
		27,500
Utilities 2.9%
AES Corp.	27	312
Allete Inc.	5	293
Alliant Energy Corp.	9	340
Ameren Corp.	10	507
American Electric Power Co. Inc.	13	838
American States Water Co.	3	158
American Water Works Co. Inc.	7	486
Aqua America Inc.	6	179
Artesian Resources Corp. - Class A	1	30
Atmos Energy Corp.	4	333
Avangrid Inc.	3	110
Avista Corp.	6	236
Black Hills Corp.	5	301
California Water Service Group	4	151
Calpine Corp. (a)	36	410
CenterPoint Energy Inc.	17	430
Chesapeake Utilities Corp.	2	106
CMS Energy Corp.	11	438
Connecticut Water Services Inc.	1	59
Consolidated Edison Inc.	7	502
Consolidated Water Co. Ltd.	2	20
Delta Natural Gas Co. Inc. (b)	-	3
Dominion Resources Inc.	17	1,340
DTE Energy Co.	7	704
Duke Energy Corp.	18	1,392
Dynegy Inc. (a)	11	93
Edison International	9	637
El Paso Electric Co.	4	169
Empire District Electric Co.	3	115
Entergy Corp.	4	303
Eversource Energy	11	626
Exelon Corp.	24	866
FirstEnergy Corp.	14	431
Genie Energy Ltd. - Class B	2	11
Great Plains Energy Inc.	7	183
Hawaiian Electric Industries Inc.	6	202
IDACORP Inc.	5	371
MDU Resources Group Inc.	9	264
MGE Energy Inc.	3	201
Middlesex Water Co.	2	66
National Fuel Gas Co.	8	432
New Jersey Resources Corp.	7	251
NextEra Energy Inc.	12	1,475
NiSource Inc.	14	309
Northwest Natural Gas Co.	2	148
NorthWestern Corp.	4	237
NRG Energy Inc.	20	249
NRG Yield Inc. - Class A	4	55
NRG Yield Inc. - Class C	6	98
OGE Energy Corp.	6	216
ONE Gas Inc.	5	308
Ormat Technologies Inc.	5	282
	Shares/Par†	Value
Otter Tail Corp.	3	137
Pattern Energy Group Inc. - Class A (b)	5	99
PG&E Corp.	13	793
Pinnacle West Capital Corp.	4	348
PNM Resources Inc.	7	251
Portland General Electric Co.	8	333
PPL Corp.	17	583
Public Service Enterprise Group Inc.	13	587
SCANA Corp.	6	417
Sempra Energy	5	535
SJW Corp.	2	96
South Jersey Industries Inc.	7	238
Southern Co.	26	1,284
Southwest Gas Corp.	4	332
Spark Energy Inc. - Class A (b)	1	21
Spire Inc.	4	265
UGI Corp.	10	475
Unitil Corp.	1	63
Vectren Corp.	7	385
WEC Energy Group Inc.	9	509
Westar Energy Inc.	9	490
WGL Holdings Inc.	5	346
Xcel Energy Inc.	14	567
York Water Co.	1	45
		27,475
Total Common Stocks (cost $780,895)		942,695
RIGHTS 0.0%
Casa Lay (a) (c) (d) (e)	14	14
Community Health Systems Inc. (a)	8	—
Dyax Corp. (a) (c) (d) (e)	3	3
Property Development Center (a) (c) (d) (e)	14	1
Total Rights (cost $19)		18
SHORT TERM INVESTMENTS 1.9%
Investment Companies 0.7%
JNL Money Market Fund, 0.34% (f) (g)	6,662	6,662
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (g)	11,223	11,223
Total Short Term Investments (cost $17,885)		17,885
Total Investments 101.3% (cost $798,799)		960,598
Other Assets and Liabilities, Net (1.3)%		(12,359)
Total Net Assets 100.0%		$948,239

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.2%
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (a) (b)	4,618	$4,571
ALM XIV Ltd.
Series 2014-A2-14A, 2.99%, 07/28/26 (a) (c)	4,000	4,015
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (a) (c)	5,000	5,009
Series 2016-A2-19A, 2.83%, 07/15/28 (a) (c)	5,000	4,999
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,010	1,748
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,665	1,328

See accompanying Notes to Financial Statements.

38

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (a)	410	458
Anchorage Capital CLO 5 Ltd.
Series 2014-A-5A, 2.48%, 10/15/26 (a) (c)	1,000	1,005
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 2.97%, 01/13/27 (a) (c)	5,000	5,000
Apidos CLO XVIII
Series 2014-A1-18A, 2.29%, 07/22/26 (a) (c)	4,000	3,991
Apidos CLO XXIV
Series 2016-A2-24A, 2.70%, 07/20/27 (a) (c)	5,000	4,984
Ares IIIR/IVR CLO Ltd.
Series 2007-A2-3RA, 1.10%, 04/16/21 (a) (c)	177	177
Avant Loans Funding Trust
Series 2016-A-B, 3.92%, 08/15/17 (a)	213	214
Series 2016-A-C, 2.96%, 09/16/19 (a)	618	619
Avery Point CLO Ltd.
Series 2014-A-1A, 2.40%, 04/25/26 (a) (c)	5,000	5,000
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,616	1,526
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	1,239	1,171
Banc of America Commercial Mortgage Trust
Series 2007-AM-5, REMIC, 5.77%, 10/10/17 (c)	160	163
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.76%, 06/15/17 (a) (c)	2,467	2,492
Battalion CLO Ltd.
Series 2007-C-1A, 1.68%, 07/14/22 (a) (c)	1,000	988
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (c)	425	417
Bear Stearns ALT-A Trust
Series 2006-31A1-4, REMIC, 3.37%, 07/25/36 (c)	8,724	7,216
Bear Stearns Asset Backed Securities Trust
Series 2006-M1-2, REMIC, 1.18%, 07/25/36 (c)	3,827	3,792
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-PW15, REMIC, 5.33%, 02/11/17	503	504
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.34%, 07/20/26 (a) (c)	1,500	1,501
Series 2014-A1-3A, 2.36%, 10/15/26 (a) (c)	1,000	1,001
Series 2015-B-4A, 3.13%, 01/20/27 (a) (c)	500	504
Series 2015-C-4A, 4.08%, 01/20/27 (a) (c)	500	498
Series 2015-D-2A, 4.43%, 07/18/27 (a) (c)	500	474
Series 2015-A1-3A, 2.36%, 10/20/27 (a) (c)	500	501
Series 2013-A1R-1A, 2.11%, 01/20/29 (a) (c)	1,000	1,001
CAM Mortgage Trust
Series 2016-A-1, REMIC, 4.00%, 01/15/56 (a) (c)	5,209	5,184
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-1A, 2.11%, 04/20/22 (a) (c)	1,477	1,477
Series 2013-B-2A, 2.63%, 04/18/25 (a) (c)	1,000	1,000
Series 2014-A2-3A, 2.99%, 07/27/26 (a) (c)	3,000	2,992
Carlyle High Yield Partners X Ltd.
Series 2007-A2A-10A, 1.09%, 04/19/22 (a) (c)	355	354
Cent CLO 21 Ltd.
Series 2014-A1A-21A, 2.38%, 07/27/26 (a) (c)	500	500
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.09%, 12/12/25 (c)	5,115	373
Series 2016-C-C4, REMIC, 4.88%, 04/10/26 (c)	2,332	2,301
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (c)	18,813	2,180
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.71%, 06/10/17 (c)	2,399	2,433
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	460
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (c)	828	769
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	300
Interest Only, Series 2014-XA-GC19, REMIC, 1.24%, 03/10/47 (c)	40,437	2,428
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (c)	37,171	2,511
Interest Only, Series 2015-XA-GC35, REMIC, 0.90%, 11/10/48 (c)	4,040	217
Interest Only, Series 2016-XA-GC36, REMIC, 1.35%, 02/10/49 (c)	4,332	377
	Shares/Par†	Value
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/10/49 (c)	8,607	1,049
Interest Only, Series 2016-XA-P3, REMIC, 1.72%, 04/15/49 (c)	7,703	849
Series 2008-AMA-C7, REMIC, 6.14%, 12/10/49 (c)	2,332	2,390
Series 2008-AM-C7, REMIC, 6.14%, 12/10/49 (c)	1,085	1,116
Interest Only, Series 2016-XA-P5, REMIC, 1.57%, 10/10/49 (c)	11,478	1,178
Citigroup Mortgage Loan Trust
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (c)	2,173	2,178
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,908	1,706
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.76%, 07/15/17 (c)	2,332	2,363
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.09%, 12/17/18 (a) (c)	1,000	1,003
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.35%, 02/10/25 (a) (c)	1,750	1,322
Series 2016-C-CR28, REMIC, 4.65%, 12/10/25 (c)	450	432
Interest Only, Series 2015-XA-CR26, REMIC, 1.06%, 10/10/48 (c)	5,361	344
Commercial Mortgage Loan Trust
Series 2008-A4B-LS1, REMIC, 6.09%, 09/10/17 (c)	1,064	1,085
Interest Only, Series 2013-XA-CR12, REMIC, 1.36%, 10/10/46 (c)	40,439	2,498
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (c)	306	300
Interest Only, Series 2014-XA-UBS3, REMIC, 1.33%, 06/10/47 (c)	39,767	2,461
Commercial Mortgage Trust
Series 2007-AM-GG11, REMIC, 5.87%, 08/10/17 (c)	362	370
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (a)	3,532	3,519
Conn's Receivables Funding LLC
Series 2015-A-A, 4.57%, 09/15/20 (a)	542	542
Credit Suisse Commercial Mortgage Trust
Series 2007-A1AM-C4, REMIC, 5.93%, 07/15/17 (c)	1,866	1,899
Series 2008-AM-C1, REMIC, 6.06%, 02/15/41 (a) (c)	120	123
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,566	1,496
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (c)	224	228
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.59%, 11/18/25 (c)	309	295
CSMC Trust
Series 2010-1B-RR1, REMIC, 5.69%, 04/16/17 (a) (c)	1,185	1,184
Series 2015-D-SAND, REMIC, 3.55%, 08/15/17 (a) (c)	500	498
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.51%, 05/10/49 (c)	13,737	1,403
Series 2016-C-C1, REMIC, 3.35%, 05/10/49 (c)	801	742
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.06%, 09/25/47 (c)	2,541	2,072
Dorchester Park CLO Ltd.
Series 2015-C-1A, 4.08%, 01/20/27 (a) (c)	1,000	1,014
Dryden XXXI Senior Loan Fund
Series 2014-B-31A, 2.78%, 04/18/26 (a) (c)	2,000	2,000
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (c)	7,535	7,600
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (a)	2,000	1,964
Series 2016-B-3, 2.43%, 06/15/21 (a)	1,000	991
Flatiron CLO Ltd.
Series 2007-A1A-1A, 1.11%, 10/15/21 (a) (c)	208	207

See accompanying Notes to Financial Statements.

39

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Franklin CLO VI Ltd.
Series A-6A, 1.12%, 08/09/19 (a) (c)	522	520
FREMF Mortgage Trust
Series 2016-B-K54, REMIC, 4.05%, 02/25/26 (a) (c)	891	866
Galaxy XV CLO Ltd.
Series 2013-A-15A, 2.13%, 04/15/25 (a) (c)	1,400	1,399
Series 2013-B-15A, 2.73%, 04/15/25 (a) (c)	1,000	998
Galaxy XVIII CLO Ltd.
Series 2014-A-18A, 2.35%, 10/15/26 (a) (c)	5,000	4,996
GE Capital Commercial Mortgage Corp.
Series 2006-AJ-C1, REMIC, 5.31%, 03/10/44 (c)	1,840	1,835
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (c)	500	501
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (c)	1,057	1,094
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (c)	800	796
Greenwich Capital Commercial Funding Corp.
Series 2007-AM-GG9, REMIC, 5.48%, 02/10/17	257	257
Series 2007-AJ-GG11, REMIC, 6.03%, 09/10/17 (c)	1,481	1,480
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.79%, 05/10/17 (c)	1,900	1,912
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.37%, 10/10/25 (c)	3,475	299
Interest Only, Series 2014-XA-GC20, REMIC, 1.16%, 04/10/47 (c)	10,633	598
Interest Only, Series 2014-XA-GC24, REMIC, 0.86%, 09/10/47 (c)	10,526	481
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a) (c)	201	162
Interest Only, Series 2015-XA-GS1, REMIC, 0.84%, 11/10/48 (c)	5,713	321
Series 2013-D-GC13, REMIC, 4.07%, 07/10/23 (a) (c)	662	585
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 3.45%, 08/15/17 (a) (c)	1,518	1,525
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 0.92%, 04/25/37 (c)	3,000	2,701
Jamestown CLO III Ltd.
Series 2013-A1A-3A, 2.33%, 01/15/26 (a) (c)	3,000	2,994
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (c)	420	383
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (c)	359	355
Interest Only, Series 2014-XA-C21, REMIC, 1.09%, 08/15/47 (c)	13,429	803
Interest Only, Series 2014-XA-C22, REMIC, 0.95%, 09/15/47 (c)	48,505	2,505
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (c)	34,937	3,560
Series 2013-D-C15, REMIC, 5.05%, 10/15/23 (a) (c)	920	875
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.85%, 12/15/49 (c)	29,232	1,834
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 2.85%, 10/15/22 (a) (c)	1,199	1,201
Series 2016-C-ASH, 3.54%, 10/15/22 (a) (c)	677	678
Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	366	373
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	306	306
Series 2007-AM-LD12, REMIC, 6.04%, 02/15/51 (c)	350	358
Series 2016-E-WPT, REMIC, 5.70%, 10/15/18 (a) (c)	1,873	1,884
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB18, REMIC, 5.44%, 01/12/17	304	304
Series 2007-AM-CB18, REMIC, 5.47%, 02/12/17 (c)	400	401
Series 2007-A4-LD11, REMIC, 5.75%, 05/15/17 (c)	260	262
	Shares/Par†	Value
Series 2007-AM-LD11, REMIC, 5.75%, 06/15/17 (c)	411	414
Series 2007-AM-CB20, REMIC, 5.96%, 09/12/17 (c)	500	512
Series 2007-AM-C1, REMIC, 6.06%, 11/15/17 (c)	413	417
Interest Only, Series 2015-XA-JP1, REMIC, 1.15%, 01/15/49 (c)	4,979	296
Series 2007-AM-CB19, REMIC, 5.71%, 02/12/49 (c)	2,884	2,912
Series 2007-AJ-CB20, REMIC, 6.15%, 02/12/51 (c)	400	403
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (c)	997	1,021
Interest Only, Series 2016-XA-JP4, REMIC, 0.83%, 12/15/49 (c)	19,421	987
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (a)	1,857	1,766
LB Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.92%, 06/15/17 (c)	3,004	3,046
Series 2007-AMFL-C3, REMIC, 5.92%, 06/15/17 (a) (c)	557	565
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C1, REMIC, 5.46%, 01/15/17	244	244
Series 2007-AJ-C1, REMIC, 5.48%, 02/15/40	500	500
Series 2007-AJ-C7, REMIC, 6.25%, 09/15/45 (c)	2,332	2,351
LCM LP
Series A-16A, 2.38%, 07/15/26 (a) (c)	1,000	1,001
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.96%, 06/10/25 (a) (c)	17,538	1,573
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.30%, 03/22/21 (a) (c)	500	490
Madison Park Funding XV Ltd.
Series 2014-A2-15A, 3.29%, 01/27/26 (a) (c)	4,000	4,000
MarketPlace Loan Trust
Series 2015-A-AV2, 4.00%, 10/15/21 (a)	344	345
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.83%, 07/12/17 (c)	1,854	1,798
Series 2006-AJ-C1, REMIC, 5.59%, 05/12/39 (c)	67	67
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (c)	1,824	1,836
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.16%, 02/15/24 (c)	16,953	910
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (c)	420	415
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (a)	550	379
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (a)	297	183
Series 2015-C-C27, REMIC, 4.54%, 11/15/25 (c)	207	197
Interest Only, Series 2016-XA-C28, REMIC, 1.29%, 01/15/26 (c)	4,625	380
Series 2016-C-C29, REMIC, 4.75%, 04/15/26 (c)	2,371	2,376
Morgan Stanley Capital I Trust
Series 2015-AFSC-XLF2, 3.70%, 11/15/17 (a) (c)	315	315
Interest Only, Series 2016-XA-UB12, 0.84%, 12/15/49 (c)	4,189	228
Series 2007-A4-IQ14, REMIC, 5.69%, 04/15/17 (c)	340	341
Series 2006-J-XLF, REMIC, 1.13%, 07/15/19 (a) (c)	2,241	2,220
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (c)	2,155	2,153
Series 2007-AM-IQ13, REMIC, 5.41%, 03/15/44	1,604	1,603
Series 2006-AJ-HQ9, REMIC, 5.79%, 07/12/44 (c)	32	32
Interest Only, Series 2015-XA-UBS8, REMIC, 0.98%, 12/15/48 (c)	4,960	313
Morgan Stanley Re-REMIC Trust
Series 2010-A4B-GG10, RE-REMIC, 5.99%, 08/15/45 (a) (c)	3,067	3,078
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (a) (d)	4,636	4,652
Nautique Funding Ltd.
Series 2006-A3-1A, 1.27%, 04/15/20 (a) (c)	232	232
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (a)	607	608
Series 2015-A-2A, 2.57%, 10/18/18 (a)	1,000	1,000

See accompanying Notes to Financial Statements.

40

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (a)	3,000	2,979
OZLM VI Ltd.
Series 2014-A2A-6A, 3.03%, 04/17/26 (a) (c)	1,000	1,000
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (a)	1,721	1,695
Palmer Square CLO Ltd.
Series 2013-A1B-2A, 3.12%, 10/17/25 (a)	2,000	2,004
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.23%, 06/21/24 (a) (c)	8,935	8,944
Series 2016-A2-2A, 2.98%, 06/21/24 (a) (c)	1,150	1,151
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 3.20%, 09/17/18 (a) (c)	2,000	2,024
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	2,057	1,813
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	1,335	1,261
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,726	1,341
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,812	1,699
Seneca Park CLO Ltd.
Series 2014-B1-1A, 2.83%, 07/17/26 (a) (c)	3,000	3,000
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (a)	6,407	6,295
Silverado CLO II Ltd.
Series 2006-A1-2A, 1.12%, 10/16/20 (a) (c)	153	153
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (a)	1,794	1,787
Series 2016-A-1, 3.26%, 07/25/21 (a)	3,346	3,349
Sound Harbor Loan Fund Ltd.
Series 2014-A1-1A, 2.39%, 10/30/26 (a) (c)	2,000	2,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (a)	4,236	4,257
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (a)	4,000	4,031
Series 2016-A-AA, 2.90%, 03/15/20 (a)	5,000	4,987
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (a)	2,413	2,384
Stewart Park CLO Ltd.
Series 2015-B-1A, 2.88%, 04/15/26 (a) (c)	3,200	3,191
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.35%, 12/25/35 (c)	5,004	4,657
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,694	4,292
Symphony CLO VIII LP
Series 2012-AR-8A, 1.98%, 01/09/23 (a) (c)	641	639
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.18%, 01/17/25 (a) (c)	5,750	5,754
TCI-Cent Clo Ltd.
Series 2016-A1-1A, 2.45%, 12/21/29 (a) (c)	3,000	3,000
Series 2016-A2-1A, 3.13%, 12/21/29 (a) (c)	3,000	3,000
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.53%, 07/15/28 (a) (c)	4,000	4,006
Series 2016-B-1A, 3.23%, 07/15/28 (a) (c)	5,000	4,985
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (c)	3,397	3,395
Venture CDO Ltd.
Series 2014-A1L-16A, 2.38%, 04/15/26 (a) (c)	2,000	2,000
Series 2014-A-17A, 2.36%, 07/15/26 (a) (c)	2,500	2,500
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.10%, 07/22/21 (a) (c)	380	376
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.33%, 10/15/26 (a) (c)	3,000	3,000
Venture XX CLO Ltd.
Series 2015-A-20A, 2.37%, 04/15/27 (a) (c)	2,000	2,001
Voya CLO Ltd.
Series 2014-A1-4A, 2.38%, 10/14/26 (a) (c)	4,500	4,494
Voya CLO V Ltd.
Series 2007-A1A-5A, 1.12%, 05/01/22 (a) (c)	529	529
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C34, REMIC, 5.82%, 09/15/17 (c)	65	67
	Shares/Par†	Value
Series 2007-AM-C30, REMIC, 5.38%, 12/15/43	2,566	2,566
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (c)	2,000	2,018
Series 2006-AM-C26, REMIC, 6.07%, 06/15/45 (c)	1,885	1,885
Series 2007-AJ-C33, REMIC, 5.97%, 02/15/51 (c)	481	483
Series 2007-AM-C33, REMIC, 5.97%, 02/15/51 (c)	500	506
Wedgewood Real Estate Trust
Series 2016-A1-1, REMIC, 3.45%, 07/15/46 (a) (c)	37	37
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.03%, 12/15/48 (c)	5,101	323
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,638	1,481
Wells Fargo Commercial Mortgage Trust
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (a)	325	256
Interest Only, Series 2015-XA-C31, REMIC, 1.11%, 07/15/25 (c)	4,463	313
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (c)	400	392
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (c)	375	302
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (c)	310	304
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	379
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (c)	302	295
Series 2016-C-C32, REMIC, 4.72%, 01/15/59 (c)	311	286
Interest Only, Series 2016-XA-C33, REMIC, 1.81%, 03/15/59 (c)	2,867	321
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	4,154	4,106
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,554	1,521
Series 2007-A1-AR4, REMIC, 3.12%, 08/25/37 (c)	1,851	1,768
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.92%, 12/15/46 (c)	62,680	2,447
Interest Only, Series 2014-XA-C19, REMIC, 1.23%, 03/15/47 (c)	49,224	2,833
Interest Only, Series 2014-XA-C21, REMIC, 1.16%, 08/15/47 (c)	3,305	197
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (c)	5,370	5,374
Total Non-U.S. Government Agency Asset-Backed Securities (cost $374,779)		374,138
CORPORATE BONDS AND NOTES 15.2%
Consumer Discretionary 0.7%
Amazon.com Inc.
2.60%, 12/05/19	1,240	1,264
Comcast Corp.
6.50%, 01/15/17	225	225
5.88%, 02/15/18	740	776
Globo Comunicacao e Participacoes SA
5.31%, 05/11/22 (b)	400	400
Kia Motors Corp.
2.63%, 04/21/21 (a)	1,500	1,485
Newell Rubbermaid Inc.
2.60%, 03/29/19	1,155	1,167
TV Azteca SAB de CV
7.50%, 05/25/18	300	267
		5,584
Consumer Staples 1.2%
CVS Health Corp.
1.90%, 07/20/18	1,290	1,295
General Mills Inc.
2.20%, 10/21/19	1,278	1,284
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,300	1,300
Kroger Co.
6.15%, 01/15/20	935	1,034

See accompanying Notes to Financial Statements.

41

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (e)	500	512
Molson Coors Brewing Co.
1.45%, 07/15/19	730	719
PepsiCo Inc.
2.15%, 10/14/20	915	916
Philip Morris International Inc.
5.65%, 05/16/18	1,192	1,256
Reynolds American Inc.
3.25%, 06/12/20	905	927
Want Want China Finance Ltd.
1.88%, 05/14/18 (a)	500	496
		9,739
Energy 1.7%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,000	1,046
BP Capital Markets Plc
1.67%, 02/13/18	224	224
1.68%, 05/03/19	1,090	1,082
Chevron Corp.
1.56%, 05/16/19	890	886
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,493
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (a)	1,000	1,017
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	1,200	1,204
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,520
Petroleos Mexicanos
3.50%, 07/18/18	700	706
5.50%, 02/04/19	300	311
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	1,500	1,498
Reliance Holding USA Inc.
4.50%, 10/19/20	500	527
Shell International Finance BV
1.38%, 05/10/19	895	886
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	993
		13,393
Financials 6.5%
Agromercantil Senior Trust
6.25%, 04/10/19	625	641
American Express Credit Corp.
1.80%, 07/31/18	855	856
2.25%, 08/15/19	350	352
American Honda Finance Corp.
1.70%, 02/22/19	1,085	1,080
1.20%, 07/12/19	535	525
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	685	686
Banco Davivienda SA
2.95%, 01/29/18	1,000	1,005
Banco de Costa Rica
5.25%, 08/12/18	1,100	1,110
Banco GNB Sudameris SA
3.88%, 05/02/18	1,400	1,393
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (c)	1,500	1,409
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	504
Banco Regional SAECA
8.13%, 01/24/19	200	211
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24	1,300	1,323
Bancolombia SA
6.13%, 07/26/20	500	531
Bank of America Corp.
2.00%, 01/11/18	1,370	1,373
Bank of Montreal
1.50%, 07/18/19	1,040	1,026
2.10%, 12/12/19	490	490
	Shares/Par†	Value
BB&T Corp.
2.25%, 02/01/19	1,280	1,290
BBVA Banco Continental SA
3.25%, 04/08/18	1,000	1,007
BBVA Bancomer SA
6.01%, 05/17/22 (c)	1,500	1,500
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	960	959
1.30%, 08/15/19	660	652
Capital One Financial Corp.
2.45%, 04/24/19	585	588
Caterpillar Financial Services Corp.
1.70%, 06/16/18	945	946
Citigroup Inc.
2.05%, 12/07/18	1,585	1,584
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,519
Corpbanca SA
3.13%, 01/15/18	200	202
3.88%, 09/22/19	250	258
Daimler Finance North America LLC
2.25%, 03/02/20 (a)	1,075	1,069
DBS Bank Ltd.
3.62%, 09/21/22	200	202
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (e)	1,200	1,156
ENA Norte Trust
4.95%, 04/25/23	405	419
Fondo Mivivienda SA
3.38%, 04/02/19	500	507
Global Bank Corp.
5.13%, 10/30/19	600	612
4.50%, 10/20/21	500	487
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	679
2.30%, 12/13/19	585	584
GrupoSura Finance SA
5.70%, 05/18/21	400	424
Guanay Finance Ltd.
6.00%, 12/15/20	1,367	1,381
Industrial Senior Trust
5.50%, 11/01/22	500	480
IOI Investment L Bhd
4.38%, 06/27/22	600	606
John Deere Capital Corp.
1.60%, 07/13/18	349	349
1.95%, 01/08/19	530	532
JPMorgan Chase & Co.
2.25%, 01/23/20	1,305	1,301
Malayan Banking Bhd
3.25%, 09/20/22 (c)	1,000	1,004
Morgan Stanley
2.45%, 02/01/19	1,590	1,600
MUFG Americas Holdings Corp.
1.63%, 02/09/18	386	385
2.25%, 02/10/20	630	623
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,055	1,062
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	1,675	1,719
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (f)	1,194	985
PNC Funding Corp.
4.38%, 08/11/20	715	761
Royal Bank of Canada
2.00%, 12/10/18	1,405	1,409
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	705	696
Synchrony Financial
3.00%, 08/15/19	595	602
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	515	524
Toronto-Dominion Bank
1.75%, 07/23/18	1,250	1,252

See accompanying Notes to Financial Statements.

42

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Toyota Motor Credit Corp.
1.55%, 07/13/18	400	400
1.70%, 02/19/19	290	289
United Overseas Bank Ltd.
3.75%, 09/19/24	600	611
3.50%, 09/16/26	700	692
Wells Fargo & Co.
1.50%, 01/16/18	1,085	1,084
Westpac Banking Corp.
1.95%, 11/23/18	650	651
1.60%, 08/19/19	460	454
		52,611
Health Care 1.7%
AbbVie Inc.
1.80%, 05/14/18	1,215	1,216
Aetna Inc.
1.90%, 06/07/19	685	683
AstraZeneca Plc
1.75%, 11/16/18	905	906
Cardinal Health Inc.
1.95%, 06/15/18	1,340	1,343
Celgene Corp.
2.13%, 08/15/18	1,180	1,185
Covidien International Finance SA
6.00%, 10/15/17	315	326
Express Scripts Holding Co.
2.25%, 06/15/19	1,065	1,065
Laboratory Corp. of America Holdings
2.50%, 11/01/18	1,065	1,074
McKesson Corp.
1.29%, 03/10/17	1,080	1,080
Medtronic Inc.
1.50%, 03/15/18	815	815
Mylan NV
2.50%, 06/07/19 (a)	1,285	1,278
Teva Pharmaceutical Finance III BV
1.70%, 07/19/19	345	339
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	785	788
WellPoint Inc.
1.88%, 01/15/18	225	225
2.30%, 07/15/18	1,075	1,082
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	218	218
		13,623
Industrials 0.6%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,500	1,493
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	1,394	1,453
Aeropuertos Dominicanos Siglo XXI SA
9.75%, 11/13/19 (b)	200	208
Hutchison Whampoa International 12 Ltd.
6.00%, (callable at 100 beginning 05/07/17) (e)	400	404
United Technologies Corp.
1.50%, 11/01/19	1,255	1,246
		4,804
Information Technology 0.7%
Apple Inc.
1.70%, 02/22/19	510	511
Cisco Systems Inc.
1.40%, 09/20/19	1,275	1,260
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,357	1,370
Microsoft Corp.
1.10%, 08/08/19	455	449
Oracle Corp.
2.38%, 01/15/19	50	51
2.25%, 10/08/19	1,065	1,077
Tencent Holdings Ltd.
2.88%, 02/11/20	1,000	1,003
Xerox Corp.
2.95%, 03/15/17	220	221
		5,942
	Shares/Par†	Value
Materials 0.3%
Cemex SAB de CV
5.63%, 10/15/18 (c)	1,000	1,044
Inversiones CMPC SA
4.75%, 01/19/18	1,500	1,526
		2,570
Real Estate 0.3%
Boston Properties LP
5.88%, 10/15/19	900	981
Simon Property Group LP
2.15%, 09/15/17	345	346
2.20%, 02/01/19	990	998
		2,325
Telecommunication Services 0.9%
Axiata Group Bhd
3.47%, 11/19/20	1,500	1,509
British Telecommunications Plc
5.95%, 01/15/18	1,000	1,042
Digicel Group Ltd.
8.25%, 09/30/20	800	686
7.13%, 04/01/22	200	155
Ooredoo Tamweel Ltd.
3.04%, 12/03/18	900	912
Orange SA
2.75%, 02/06/19	1,116	1,130
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	200	203
Telefonica Chile SA
3.88%, 10/12/22	200	201
Verizon Communications Inc.
2.63%, 02/21/20	1,400	1,413
		7,251
Utilities 0.6%
AES Gener SA
5.25%, 08/15/21	200	209
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,541
Duke Energy Corp.
1.63%, 08/15/17	1,075	1,077
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21	400	412
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	335
Inkia Energy Ltd.
8.38%, 04/04/21	400	414
Southern Co.
2.45%, 09/01/18	1,014	1,024
1.85%, 07/01/19	35	35
		5,047
Total Corporate Bonds And Notes (cost $123,502)		122,889
VARIABLE RATE SENIOR LOAN INTERESTS 2.1% (c)
Consumer Discretionary 0.7%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	645	651
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	602	605
CSC Holdings LLC
Term Loan, 3.88%, 10/15/24	598	604
Leslie's Poolmart Inc.
Term Loan, 5.25%, 08/09/23	648	655
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	647	654
Revlon Consumer Products Corp.
Term Loan B, 4.25%, 07/14/23	648	655
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/14/23	607	614
Scientific Games International Inc.
Term Loan B-2, 6.00%, 09/17/21	325	329
Tribune Media Co.
Term Loan, 3.75%, 12/27/20	646	650

See accompanying Notes to Financial Statements.

43

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	610	615
		6,032
Consumer Staples 0.2%
Albertsons LLC
Term Loan B-4, 4.50%, 08/25/21	647	654
Nature's Bounty Co.
Term Loan B, 5.00%, 05/05/23	647	652
		1,306
Financials 0.1%
Asurion LLC
Term Loan B-1, 5.00%, 05/24/19	271	273
Term Loan B-4, 5.00%, 08/04/22	333	338
Term Loan B-5, 4.75%, 10/28/23	1	—
Lightstone Generation LLC
Term Loan B, 0.00%, 12/15/23 (g)	183	185
Term Loan C, 0.00%, 12/15/23 (g)	17	18
		814
Health Care 0.2%
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/30/22	650	653
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	606	612
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 05/16/20	626	637
		1,902
Industrials 0.2%
BE Aerospace Inc.
Term Loan B, 3.85%, 11/12/21	650	653
Harbor Freight Tools USA Inc.
Term Loan B, 4.14%, 08/15/23	638	647
		1,300
Information Technology 0.3%
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	640	649
Dell Inc.
Term Loan B, 4.00%, 06/02/23	597	607
Dell Software Group
Term Loan B, 4.00%, 09/08/20	610	617
First Data Corp.
Term Loan, 3.76%, 03/24/21	647	654
		2,527
Materials 0.2%
Berry Plastics Holding Corp.
Term Loan H, 3.75%, 10/01/22	645	651
Kraton Polymers LLC
Term Loan B, 6.00%, 01/06/22	320	323
Univar Inc.
Term Loan, 4.25%, 06/30/22	646	651
		1,625
Telecommunication Services 0.2%
Level 3 Financing Inc.
Term Loan B-2, 3.50%, 05/06/22	645	652
Telesat Canada
Term Loan B-3, 4.50%, 11/08/23	415	420
T-Mobile USA Inc.
Term Loan B, 3.52%, 11/03/22	601	608
		1,680
Utilities 0.0%
Sinclair Television Group Inc.
Term Loan B-2, 0.00%, 01/31/24 (d) (g)	315	315
Total Variable Rate Senior Loan Interests (cost $17,360)		17,501
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	4,452	4,495
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,942	5,974
		10,469
	Shares/Par†	Value
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (c)	13,066	864
Mortgage-Backed Securities 3.5%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/46	9,685	9,948
Federal National Mortgage Association
3.50%, 01/01/46	3,777	3,834
3.00%, 11/01/46	14,910	14,706
		28,488
Sovereign 1.8%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,500	1,509
Costa Rica Government International Bond
10.00%, 08/01/20	400	471
Dominican Republic International Bond
9.04%, 01/23/18	164	170
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,491
Export-Import Bank of Korea
2.13%, 02/11/21	500	487
Hungary Government International Bond
4.00%, 03/25/19	200	207
Indonesia Government International Bond
4.88%, 05/05/21	500	529
3.70%, 01/08/22 (a)	200	200
Instituto Costarricense de Electricidad
6.95%, 11/10/21	900	937
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,500	1,561
Mexico Government International Bond
3.50%, 01/21/21	2,000	2,032
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,202
Panama Government International Bond
5.20%, 01/30/20	1,100	1,181
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	215
Poland Government International Bond
5.13%, 04/21/21	1,000	1,091
Qatar Government International Bond
2.38%, 06/02/21	1,500	1,467
		14,750
U.S. Treasury Securities 17.8%
U.S. Treasury Note
1.00%, 09/15/17 - 03/15/18	55,200	55,242
0.75%, 01/31/18 - 02/28/18	41,600	41,505
0.88%, 11/30/17 - 03/31/18	27,800	27,791
1.63%, 06/30/20	19,300	19,296
		143,834
Total Government And Agency Obligations (cost $199,693)		198,405
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (h) (i)	33,715	33,715
Total Short Term Investments (cost $33,715)		33,715
Total Investments 92.1% (cost $749,049)		746,648
Other Derivative Instruments 6.9%		56,251
Other Assets and Liabilities, Net 1.0%		7,514
Total Net Assets 100.0%		$810,413

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $233,603 and 28.8%, respectively.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

See accompanying Notes to Financial Statements.

44

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 61.7%
Consumer Discretionary 5.5%
Media Group Holdings LLC (a) (b) (c) (d) (e)	33,238	$5,695
Naspers Ltd. - Class N	472	68,846
WPP Plc	1,607	35,752
		110,293
Consumer Staples 0.5%
Unilever NV - CVA	272	11,158
Energy 1.7%
Gazprom OAO - ADR	1,958	9,877
Lukoil PJSC - ADR	224	12,574
Occidental Petroleum Corp.	96	6,819
Rosneft OAO - GDR	881	5,722
		34,992
Financials 19.4%
American Express Co.	693	51,318
American International Group Inc.	1,264	82,550
Aon Plc - Class A (f)	644	71,826
Bank of America Corp.	3,162	69,880
Citigroup Inc. (f)	1,298	77,115
Groupe Bruxelles Lambert SA	440	36,850
		389,539
Health Care 2.6%
Mylan NV (b)	373	14,248
Perrigo Co. Plc	157	13,103
Thermo Fisher Scientific Inc.	175	24,763
		52,114
Industrials 8.6%
Arconic Inc.	2,355	43,659
General Electric Co. (f)	993	31,381
Jardine Strategic Holdings Ltd.	412	13,649
United Technologies Corp. (f)	761	83,376
		172,065
Information Technology 21.8%
Alphabet Inc. - Class A (b)	34	26,929
Alphabet Inc. - Class C (b)	34	26,301
Analog Devices Inc.	576	41,809
Baidu.com - Class A - ADR (b)	198	32,593
Cisco Systems Inc. (f)	1,822	55,051
Microsoft Corp.	978	60,802
Oracle Corp. (f)	2,466	94,808
QUALCOMM Inc.	281	18,305
TE Connectivity Ltd.	759	52,601
Yahoo! Inc. (b)	749	28,958
		438,157
Materials 1.6%
Alcoa Corp. (b)	744	20,889
MMC Norilsk Nickel - ADR	675	11,241
		32,130
Total Common Stocks (cost $1,195,618)		1,240,448
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (g)	1,239	1,232
	Shares/Par†	Value
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (g) (h)	6,291	6,243
ALM XIX LLC
Series 2016-A1-19A, 2.18%, 07/15/28 (g) (h)	5,000	5,009
Series 2016-A2-19A, 2.83%, 07/15/28 (g) (h)	5,000	4,999
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 2.97%, 01/13/27 (g) (h)	5,000	5,000
Avery Point CLO Ltd.
Series 2014-A-1A, 2.40%, 04/25/26 (g) (h)	5,000	5,000
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.65%, 04/10/49 (h)	179	180
Interest Only, Series 2016-XA-UB10, REMIC, 2.01%, 06/15/49 (h)	9,653	1,158
Banc of America Re-Remic Trust
Series 2010-A4B2-UB3, 5.76%, 06/15/17 (g) (h)	1,405	1,420
Bayview Opportunity Master Fund IIIB Trust
Series 2016-A1-RPL4, 3.47%, 07/28/18 (g) (i)	8,353	8,308
Bear Stearns ALT-A Trust
Series 2006-31A1-4, REMIC, 3.37%, 07/25/36 (h)	10,975	9,079
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-AM-PW16, REMIC, 5.71%, 06/11/40 (h)	1,557	1,577
Series 2007-AM-PW17, REMIC, 5.89%, 08/11/17 (h)	276	282
BlueMountain CLO Ltd.
Series 2014-A-2A, 2.34%, 07/20/26 (g) (h)	3,000	3,002
Catamaran CLO Ltd.
Series 2014-A1-1A, 2.43%, 04/20/26 (g) (h)	900	900
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.31%, 11/18/20 (g) (h)	2,050	1,959
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (h)	10,058	1,165
CGCMT Trust
Series 2010-JA4B-RR2, REMIC, 6.07%, 01/19/18 (g)	1,022	1,044
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.71%, 06/10/17 (h)	1,407	1,427
Series 2008-AMA-C7, REMIC, 6.14%, 12/10/49 (h)	1,248	1,279
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.26%, 08/25/37 (h)	3,843	3,403
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-AMFX-CD4, REMIC, 5.37%, 12/11/49 (h)	2,024	2,026
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 5.76%, 07/15/17 (h)	1,248	1,264
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.09%, 12/17/18 (g) (h)	1,000	1,003
Commercial Mortgage Loan Trust
Series 2008-A4B-LS1, REMIC, 6.09%, 09/10/17 (h)	1,503	1,532
Interest Only, Series 2013-XA-CR12, REMIC, 1.36%, 10/10/46 (h)	7,034	434
Commercial Mortgage Pass-Through Certificates
Series 2007-AM-C2, REMIC, 5.61%, 01/15/49 (h)	116	117
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (g)	3,880	3,813
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.06%, 02/15/41 (g) (h)	1,066	1,092
CSAIL Commercial Mortgage Trust
Interest Only, Series 2016-XA-C6, REMIC, 1.82%, 01/15/49 (h)	13,368	1,537
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (g)	6,697	6,644
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (g) (h)	12,558	12,667
Franklin CLO VI Ltd.
Series A-6A, 1.12%, 08/09/19 (g) (h)	520	518

See accompanying Notes to Financial Statements.

45

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 5.58%, 07/25/23 (g) (h)	1,086	1,088
GE Capital Commercial Mortgage Corp.
Series 2006-AJ-C1, REMIC, 5.31%, 03/10/44 (h)	1,646	1,642
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (g) (h)	1,087	1,081
Greenwich Capital Commercial Funding Corp.
Series 2007-AM-GG9, REMIC, 5.48%, 02/10/17	803	804
GS Mortgage Securities Corp. II
Series 2007-A4-GG10, REMIC, 5.79%, 05/10/17 (h)	1,365	1,373
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.28%, 10/10/49 (h)	10,831	963
Interest Only, Series 2013-XA-GC10, REMIC, 1.60%, 02/10/46 (h)	14,240	1,030
Interest Only, Series 2016-XA-GS2, REMIC, 1.67%, 05/10/49 (h)	14,037	1,525
Jamestown CLO III Ltd.
Series 2013-A1A-3A, 2.33%, 01/15/26 (g) (h)	2,000	1,996
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.38%, 07/15/26 (g) (h)	4,000	4,001
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.71%, 06/15/49 (h)	18,690	1,905
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 2.85%, 10/15/22 (g) (h)	596	597
Series 2016-C-ASH, 3.54%, 10/15/22 (g) (h)	337	337
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 5.96%, 09/12/17 (h)	1,442	1,477
Series 2007-AM-CB19, REMIC, 5.71%, 02/12/49 (h)	1,406	1,420
Series 2007-AM-LDPX, REMIC, 5.46%, 03/15/17 (h)	1,066	1,057
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (g)	1,022	972
LB Commercial Mortgage Trust
Series 2007-A4-C3, REMIC, 5.92%, 06/15/17 (h)	1,230	1,246
Series 2007-AM-C3, REMIC, 5.92%, 06/15/17 (h)	1,021	1,035
LB-UBS Commercial Mortgage Trust
Series 2007-AM-C2, REMIC, 5.49%, 02/15/40	1,755	1,770
Series 2007-AJ-C7, REMIC, 6.25%, 09/15/45 (h)	1,248	1,258
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 5.83%, 07/12/17 (h)	1,022	991
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (h)	1,610	1,620
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.15%, 12/15/47 (h)	25,003	1,388
Morgan Stanley Capital I Trust
Series 2007-AM-IQ16, REMIC, 6.05%, 11/12/17 (h)	756	779
Series 2006-J-XLF, REMIC, 1.13%, 07/15/19 (g) (h)	1,978	1,959
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (h)	1,921	1,919
Series 2006-AJ-HQ9, REMIC, 5.79%, 07/12/44 (h)	29	29
Morgan Stanley Re-REMIC Trust
Series 2010-A4B-GG10, RE-REMIC, 5.99%, 08/15/45 (g) (h)	1,405	1,410
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 5.41%, 07/15/27 (g) (h)	1,000	1,005
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (g)	7,358	7,358
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (g)	2,000	1,986
Palmer Square CLO Ltd.
Series 2013-A1B-2A, 3.12%, 10/17/25 (g)	3,000	3,006
Palmer Square Loan Funding Ltd.
Series 2016-A1-2A, 2.23%, 06/21/24 (g) (h)	6,255	6,261
	Shares/Par†	Value
Series 2016-A2-2A, 2.98%, 06/21/24 (g) (h)	1,000	1,001
Rait Trust
Series 2016-A-FL6, 1.98%, 11/13/31 (g) (h)	934	934
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (h)	2,616	2,568
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.03%, 10/10/48 (h)	7,725	975
Sofi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21 (g)	1,794	1,787
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (g)	4,518	4,541
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (g)	4,000	4,031
Symphony CLO XI Ltd.
Series 2013-A-11A, 2.18%, 01/17/25 (g) (h)	4,750	4,754
Symphony CLO XII Ltd.
Series 2013-A-12A, 2.18%, 10/15/25 (g) (h)	1,000	996
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 2.86%, 07/17/28 (g) (h)	2,500	2,500
Series 2016-C-1A, 3.71%, 07/17/28 (g) (h)	2,500	2,502
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.53%, 07/15/28 (g) (h)	4,000	4,006
Series 2016-B-1A, 3.23%, 07/15/28 (g) (h)	5,000	4,985
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.33%, 10/15/26 (g) (h)	3,000	3,000
Voya CLO Ltd.
Series 2014-A1-4A, 2.38%, 10/14/26 (g) (h)	5,000	4,993
Voya CLO V Ltd.
Series 2007-A1A-5A, 1.12%, 05/01/22 (g) (h)	1,103	1,102
Wachovia Bank Commercial Mortgage Trust
Series 2007-A3-C34, REMIC, 5.68%, 07/15/17	1,642	1,654
Series 2007-AM-C30, REMIC, 5.38%, 12/15/43	525	525
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (h)	550	555
Series 2006-AJ-C28, REMIC, 5.63%, 10/15/48 (h)	1,248	1,246
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C34, REMIC, 5.03%, 05/15/49 (h)	1,245	1,232
Interest Only, Series 2016-XA-LC24, REMIC, 1.75%, 10/15/49 (h)	8,359	975
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (g)	5,000	4,960
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (g) (h)	7,671	7,677
Total Non-U.S. Government Agency Asset-Backed Securities (cost $219,166)		218,100
CORPORATE BONDS AND NOTES 9.7%
Consumer Discretionary 3.6%
Amazon.com Inc.
2.60%, 12/05/19	1,160	1,182
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (g)	210	215
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (j)	510	526
CCO Holdings LLC
5.25%, 09/30/22	435	450
5.13%, 05/01/23 (g)	125	129
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	475	489
Comcast Corp.
5.88%, 02/15/18	1,020	1,069
CSC Holdings LLC
6.75%, 11/15/21	105	113
5.50%, 04/15/27 (g)	85	86
Delta Topco Ltd.
10.00%, 11/24/60 (a) (c) (d) (k) (l)	60,144	58,300
Dollar Tree Inc.
5.75%, 03/01/23	495	524
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	450	463
Gray Television Inc.
5.13%, 10/15/24 (g)	410	397

See accompanying Notes to Financial Statements.

46

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (g)	330	320
Kia Motors Corp.
2.63%, 04/21/21 (g)	1,400	1,386
Levi Strauss & Co.
5.00%, 05/01/25	290	290
Live Nation Entertainment Inc.
4.88%, 11/01/24 (g)	245	246
MGP Escrow Issuer LLC
5.63%, 05/01/24 (g)	85	89
NCL Corp. Ltd.
4.75%, 12/15/21 (g)	425	425
Newell Rubbermaid Inc.
2.60%, 03/29/19	1,590	1,607
Outfront Media Capital LLC
5.25%, 02/15/22	200	208
PNK Entertainment Inc.
5.63%, 05/01/24 (g)	355	356
Sabre GLBL Inc.
5.25%, 11/15/23 (g)	450	462
Sally Holdings LLC
5.75%, 06/01/22	470	488
Scientific Games International Inc.
7.00%, 01/01/22 (g)	295	316
ServiceMaster Co. LLC
5.13%, 11/15/24 (g)	440	447
Sinclair Television Group Inc.
5.63%, 08/01/24 (g)	490	501
Sirius XM Radio Inc.
5.38%, 07/15/26 (g)	275	269
Station Casinos LLC
7.50%, 03/01/21	415	435
Tribune Media Co.
5.88%, 07/15/22	215	218
Viking Cruises Ltd.
8.50%, 10/15/22 (g)	430	446
		72,452
Consumer Staples 0.5%
CVS Health Corp.
1.90%, 07/20/18	1,218	1,222
General Mills Inc.
2.20%, 10/21/19 (j)	1,240	1,245
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,255	1,255
Kroger Co.
6.15%, 01/15/20	961	1,063
Molson Coors Brewing Co.
1.45%, 07/15/19	575	566
PepsiCo Inc.
2.15%, 10/14/20	920	921
Philip Morris International Inc.
5.65%, 05/16/18	1,255	1,322
Pilgrim's Pride Corp.
5.75%, 03/15/25 (g)	230	230
Revlon Consumer Products Corp.
5.75%, 02/15/21	245	246
Reynolds American Inc.
3.25%, 06/12/20	863	884
Spectrum Brands Inc.
6.63%, 11/15/22	300	319
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	80	84
Want Want China Finance Ltd.
1.88%, 05/14/18 (g)	400	397
		9,754
Energy 0.8%
Access Midstream Partners LP
4.88%, 03/15/24	365	368
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,200	1,255
BP Capital Markets Plc
1.68%, 05/03/19	1,363	1,353
Chevron Corp.
1.56%, 05/16/19	945	941
	Shares/Par†	Value
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,300	1,294
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (g)	500	509
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (g)	500	512
Energy Transfer Equity LP
5.50%, 06/01/27	110	107
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,412
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	1,635	1,641
ONGC Videsh Ltd.
3.25%, 07/15/19	1,300	1,317
Petronas Global Sukuk Ltd.
2.71%, 03/18/20 (j)	1,300	1,298
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,265
Shell International Finance BV
1.38%, 05/10/19	790	782
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,300	1,291
Targa Resources Partners LP
5.38%, 02/01/27 (g)	250	248
		15,593
Financials 2.4%
Agromercantil Senior Trust
6.25%, 04/10/19	525	538
American Express Credit Corp.
2.25%, 08/15/19	1,075	1,080
American Honda Finance Corp.
1.70%, 02/22/19 (j)	1,145	1,140
1.20%, 07/12/19	565	555
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	865	866
Banco de Costa Rica
5.25%, 08/12/18	1,430	1,442
Banco GNB Sudameris SA
3.88%, 05/02/18	1,000	995
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (h)	800	751
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	504
5.88%, 04/25/21 (g)	500	504
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (j)	200	204
Bancolombia SA
6.13%, 07/26/20 (j)	800	850
Bank of America Corp.
2.00%, 01/11/18	1,410	1,413
Bank of Montreal
1.50%, 07/18/19 (j)	1,045	1,031
2.10%, 12/12/19	590	590
BB&T Corp.
2.25%, 02/01/19 (j)	1,370	1,380
BBVA Bancomer SA
6.01%, 05/17/22 (h) (j)	1,500	1,500
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	945	944
1.30%, 08/15/19	625	617
Capital One Financial Corp.
2.45%, 04/24/19 (j)	635	639
Caterpillar Financial Services Corp.
1.70%, 06/16/18	1,160	1,161
Citigroup Inc.
2.05%, 12/07/18	1,395	1,395
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	500	506
Corpbanca SA
3.13%, 01/15/18	600	606
Daimler Finance North America LLC
2.25%, 03/02/20 (g)	1,465	1,457
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (m)	1,500	1,445

See accompanying Notes to Financial Statements.

47

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Global Bank Corp.
5.13%, 10/30/19 (j)	1,100	1,122
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	740
2.30%, 12/13/19	625	624
Guanay Finance Ltd.
6.00%, 12/15/20	1,070	1,081
John Deere Capital Corp.
1.60%, 07/13/18	630	630
1.95%, 01/08/19 (j)	460	462
JPMorgan Chase & Co.
2.25%, 01/23/20	1,225	1,221
Minerva Luxembourg SA
8.75%, (callable at 100 beginning 04/03/19) (m)	200	205
Morgan Stanley
2.45%, 02/01/19	1,705	1,716
MUFG Americas Holdings Corp.
2.25%, 02/10/20	1,210	1,196
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,205	1,213
Nationstar Mortgage LLC
6.50%, 07/01/21	280	284
Nexstar Escrow Corp.
5.63%, 08/01/24 (g)	215	213
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	1,300	1,334
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (n)	2,500	1,994
PNC Funding Corp.
4.38%, 08/11/20	970	1,032
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (g)	405	412
Royal Bank of Canada
2.00%, 12/10/18	1,525	1,529
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	750	740
Synchrony Financial
3.00%, 08/15/19	705	714
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (g)	540	549
Toronto-Dominion Bank
1.75%, 07/23/18	1,215	1,217
Toyota Motor Credit Corp.
1.70%, 02/19/19 (j)	745	742
United Overseas Bank Ltd.
3.50%, 09/16/26	1,300	1,286
Wells Fargo & Co.
1.50%, 01/16/18	1,090	1,089
Westpac Banking Corp.
1.95%, 11/23/18	635	636
1.60%, 08/19/19	535	528
		48,622
Health Care 0.8%
AbbVie Inc.
1.80%, 05/14/18	1,260	1,261
Acadia HealthCare Co. Inc.
5.63%, 02/15/23	245	245
Aetna Inc.
1.90%, 06/07/19	665	663
AstraZeneca Plc
1.75%, 11/16/18	1,290	1,292
Cardinal Health Inc.
1.95%, 06/15/18	1,250	1,253
Celgene Corp.
2.13%, 08/15/18 (j)	1,215	1,220
Centene Corp.
4.75%, 05/15/22	160	162
4.75%, 01/15/25	360	351
Express Scripts Holding Co.
2.25%, 06/15/19	1,150	1,150
HCA Inc.
4.25%, 10/15/19	455	473
Lifepoint Health Inc.
5.38%, 05/01/24 (g)	405	397
	Shares/Par†	Value
McKesson Corp.
1.29%, 03/10/17	1,080	1,080
Medtronic Inc.
1.50%, 03/15/18	1,210	1,210
Mylan NV
2.50%, 06/07/19 (g)	1,490	1,482
New Amethyst Corp.
6.25%, 12/01/24 (g)	335	353
Quintiles Transnational Corp.
4.88%, 05/15/23 (g)	523	531
Select Medical Corp.
6.38%, 06/01/21 (j)	530	530
Teva Pharmaceutical Finance III BV
1.70%, 07/19/19	390	383
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,075	1,080
Universal Health Services Inc.
4.75%, 08/01/22 (g)	355	359
WellPoint Inc.
2.30%, 07/15/18	1,080	1,087
		16,562
Industrials 0.2%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,300	1,294
Aircastle Ltd.
5.00%, 04/01/23	200	204
Allison Transmission Inc.
5.00%, 10/01/24 (g)	250	253
Prime Security Services Borrower LLC
9.25%, 05/15/23 (g)	310	338
TransDigm Inc.
6.00%, 07/15/22	450	468
United Technologies Corp.
1.50%, 11/01/19	1,380	1,370
		3,927
Information Technology 0.3%
Cisco Systems Inc.
1.40%, 09/20/19	1,195	1,181
First Data Corp.
5.75%, 01/15/24 (g)	305	315
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,554	1,569
Microsoft Corp.
1.10%, 08/08/19	290	286
NXP BV
4.13%, 06/01/21 (g)	395	408
Open Text Corp.
5.88%, 06/01/26 (g)	215	227
Oracle Corp.
2.25%, 10/08/19	1,145	1,158
Tencent Holdings Ltd.
2.88%, 02/11/20	1,300	1,304
		6,448
Materials 0.2%
Berry Plastics Corp.
5.50%, 05/15/22	502	522
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,000	1,106
5.00%, 01/21/21	300	315
Inversiones CMPC SA
4.75%, 01/19/18 (j)	1,200	1,221
Lundin Mining Corp.
7.50%, 11/01/20 (g)	290	308
Novelis Corp.
5.88%, 09/30/26 (g)	400	404
Signode Industrial Group Lux SA
6.38%, 05/01/22 (g)	250	251
		4,127
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	950	1,035
Equinix Inc.
5.38%, 04/01/23	500	519

See accompanying Notes to Financial Statements.

48

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
ESH Hospitality Inc.
5.25%, 05/01/25 (g)	495	493
Simon Property Group LP
2.20%, 02/01/19	1,060	1,068
		3,115
Telecommunication Services 0.4%
Axiata Group Bhd
3.47%, 11/19/20	1,300	1,308
British Telecommunications Plc
5.95%, 01/15/18	1,150	1,198
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	260	275
CommScope Inc.
5.00%, 06/15/21 (g)	380	391
Digicel Group Ltd.
8.25%, 09/30/20 (j)	872	748
Level 3 Communications Inc.
5.75%, 12/01/22	495	509
Ooredoo Tamweel Ltd.
3.04%, 12/03/18	1,000	1,013
Orange SA
2.75%, 02/06/19	1,070	1,084
Telefonica Chile SA
3.88%, 10/12/22	500	503
Verizon Communications Inc.
2.63%, 02/21/20	1,385	1,397
		8,426
Utilities 0.3%
AES Gener SA
5.25%, 08/15/21	350	367
Calpine Corp.
5.75%, 01/15/25	265	256
Comision Federal de Electricidad
4.88%, 05/26/21 (j)	1,500	1,541
Duke Energy Corp.
1.63%, 08/15/17	1,100	1,102
E.CL SA
5.63%, 01/15/21	500	536
NRG Energy Inc.
6.25%, 07/15/22	100	100
Southern Co.
2.45%, 09/01/18 (j)	1,125	1,136
		5,038
Total Corporate Bonds And Notes (cost $228,085)		194,064
VARIABLE RATE SENIOR LOAN INTERESTS 1.4% (h)
Consumer Discretionary 0.5%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	1,022	1,030
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	950	955
CSC Holdings LLC
Term Loan, 3.88%, 10/15/24	1,088	1,099
Leslie's Poolmart Inc.
Term Loan, 5.25%, 08/09/23	1,087	1,099
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	997	1,008
Revlon Consumer Products Corp.
Term Loan B, 4.25%, 07/14/23	1,102	1,113
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/14/23	938	949
Scientific Games International Inc.
Term Loan B-2, 6.00%, 09/17/21	480	486
Tribune Media Co.
Term Loan, 3.75%, 12/27/20	997	1,004
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	1,085	1,093
		9,836
Consumer Staples 0.1%
Albertsons LLC
Term Loan B-4, 4.50%, 08/25/21	998	1,009
Nature's Bounty Co.
Term Loan B, 5.00%, 05/05/23	1,030	1,037
		2,046
	Shares/Par†	Value
Financials 0.1%
Asurion LLC
Term Loan B-1, 5.00%, 05/24/19	423	427
Term Loan B-4, 5.00%, 08/04/22	567	574
Lightstone Generation LLC
Term Loan B, 0.00%, 12/15/23 (o)	324	328
Term Loan C, 0.00%, 12/15/23 (o)	31	31
		1,360
Health Care 0.2%
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/30/22	997	1,001
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	1,022	1,032
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 05/16/20	958	974
		3,007
Industrials 0.1%
BE Aerospace Inc.
Term Loan B, 3.85%, 11/12/21	1,000	1,004
Harbor Freight Tools USA Inc.
Term Loan B, 4.14%, 08/15/23	1,027	1,041
		2,045
Information Technology 0.2%
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	992	1,005
Dell Inc.
Term Loan B, 4.00%, 06/02/23	1,024	1,041
Dell Software Group
Term Loan B, 4.00%, 09/08/20	1,040	1,052
First Data Corp.
Term Loan, 3.76%, 03/24/21	996	1,008
		4,106
Materials 0.1%
Berry Plastics Holding Corp.
Term Loan H, 3.75%, 10/01/22	998	1,008
Kraton Polymers LLC
Term Loan B, 6.00%, 01/06/22	575	581
Univar Inc.
Term Loan, 4.25%, 06/30/22	997	1,006
		2,595
Telecommunication Services 0.1%
Level 3 Financing Inc.
Term Loan B-2, 3.50%, 05/06/22	995	1,006
Telesat Canada
Term Loan B-3, 4.50%, 11/08/23	740	749
T-Mobile USA Inc.
Term Loan B, 3.52%, 11/03/22	937	948
		2,703
Utilities 0.0%
Sinclair Television Group Inc.
Term Loan B-2, 0.00%, 01/31/24 (d) (o)	485	484
Total Variable Rate Senior Loan Interests (cost $27,953)		28,182
GOVERNMENT AND AGENCY OBLIGATIONS 14.9%
Collateralized Mortgage Obligations 1.1%
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	17,918	17,666
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	3,355	3,388
		21,054
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (h)	10,515	696
Mortgage-Backed Securities 7.8%
Federal Home Loan Mortgage Corp.
3.50%, 11/01/44 - 03/01/46	26,247	26,906
3.00%, 04/01/46	4,614	4,583
3.00%, 12/01/46	1,496	1,486
Federal National Mortgage Association
3.50%, 12/01/29	5,080	5,295
3.00%, 05/01/31 - 10/01/46	23,808	23,956
3.50%, 02/01/46 - 06/01/46	80,244	81,765

See accompanying Notes to Financial Statements.

49

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.00%, 07/01/46	13,336	13,154
		157,145
Sovereign 0.8%
Banco del Estado de Chile
3.88%, 02/08/22	1,200	1,226
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,000	1,006
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (g)	400	374
Costa Rica Government International Bond
10.00%, 08/01/20	310	365
Dominican Republic International Bond
9.04%, 01/23/18	33	34
7.50%, 05/06/21 (j)	1,500	1,628
Export-Import Bank of India
3.13%, 07/20/21 (j)	1,200	1,192
Export-Import Bank of Korea
2.13%, 02/11/21	1,200	1,170
Hungary Government International Bond
4.00%, 03/25/19	900	931
Indonesia Government International Bond
4.88%, 05/05/21	200	212
Instituto Costarricense de Electricidad
6.95%, 11/10/21	1,000	1,041
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,300	1,353
Mexico Government International Bond
3.50%, 01/21/21	1,200	1,219
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	1,100	1,184
Poland Government International Bond
5.13%, 04/21/21	1,000	1,091
Qatar Government International Bond
2.38%, 06/02/21	1,300	1,272
		15,298
U.S. Treasury Securities 5.2%
U.S. Treasury Note
1.00%, 03/15/18	19,050	19,057
1.25%, 01/31/20	13,900	13,790
1.63%, 06/30/20	18,000	17,996
1.38%, 02/29/20 - 01/31/21	32,200	31,781
1.13%, 02/28/21	22,950	22,311
		104,935
Total Government And Agency Obligations (cost $303,981)		299,128
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.8%
JNL Money Market Fund, 0.34% (p) (q)	35,578	35,578
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (q)	6,925	6,925
Total Short Term Investments (cost $42,503)		42,503
Total Investments 100.7% (cost $2,017,306)		2,022,425
Total Securities Sold Short (5.8)% (proceeds $108,434)		(115,933)
Other Assets and Liabilities, Net 5.1%		102,400
Total Net Assets 100.0%		$2,008,892

(a) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(f) All or a portion of the security is pledged or segregated as collateral.

Shares/Par†	Value

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $175,532 and 8.7%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(j) All or portion of the security was on loan.

(k) The cost and fair value of the security is stapled to an equity investment. At December 31, 2016, the equity investment had no value.

(l) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(m) Perpetual security.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

SECURITIES SOLD SHORT (5.8%)
COMMON STOCKS (5.8%)
Information Technology (5.8%)
Alibaba Group Holding Ltd. - ADS	(302)	$(26,546)
Tencent Holdings Ltd.	(3,434)	(83,269)
Yahoo! Japan Corp.	(1,597)	(6,118)
Total Common Stocks (proceeds $108,434)		(115,933)
Total Securities Sold Short (5.8%) (proceeds $108,434)		$(115,933)

JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 5.0%
Consumer Discretionary 1.4%
Morgan Stanley Equity Linked Note
(Ford Motor Co.) (a)	1,242	$15,174
Royal Bank of Canada Equity Linked Note
(Target Corp.) (a)	275	20,046
		35,220
Financials 0.6%
Citigroup Inc. Equity Linked Note
(Bank of America Corp.) (a)	850	13,324
Health Care 0.4%
JPMorgan Chase & Co. Equity Linked Note
(Merck & Co. Inc.) (a)	180	10,394
Information Technology 2.6%
JPMorgan Chase & Co. Equity Linked Note
(Oracle Corp.) (a)	275	10,687
Royal Bank of Canada Equity Linked Note
(Texas Instruments Inc.) (a)	275	18,526
Wells Fargo & Co. Equity Linked Note
(Intel Corp.) (a)	664	23,198
(Cisco Systems Inc.) (a)	410	12,051
		64,462
Total Equity Linked Structured Notes (cost $122,019)		123,400
COMMON STOCKS 48.1%
Consumer Discretionary 3.3%
Daimler AG	185	13,730
Ford Motor Co.	1,180	14,315
General Motors Co.	900	31,356
Target Corp.	305	22,030
		81,431
Consumer Staples 3.5%
Anheuser-Busch InBev NV - ADR	205	21,615
Coca-Cola Co.	595	24,669
PepsiCo Inc.	237	24,787
Philip Morris International Inc.	160	14,638
		85,709

See accompanying Notes to Financial Statements.

50

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Energy 8.5%
Anadarko Petroleum Corp.	200	13,946
BP Plc - ADR	815	30,465
Chevron Corp.	350	41,195
Exxon Mobil Corp.	70	6,318
Occidental Petroleum Corp.	273	19,446
PetroQuest Energy Inc. (b)	74	244
Rex Energy Corp. (b)	120	57
Royal Dutch Shell Plc - Class A - ADR	1,100	59,818
Schlumberger Ltd.	75	6,296
Total SA - ADR	500	25,485
W&T Offshore Inc. (b) (c)	766	2,122
Weatherford International Plc (b) (c)	1,000	4,990
		210,382
Financials 5.9%
AXA SA	500	12,604
Bank of America Corp.	890	19,669
JPMorgan Chase & Co.	375	32,359
MetLife Inc.	398	21,437
Morgan Stanley	135	5,704
U.S. Bancorp	387	19,880
Wells Fargo & Co.	620	34,168
		145,821
Health Care 5.0%
AstraZeneca Plc	405	22,116
Eli Lilly & Co.	320	23,536
Medtronic Plc	145	10,328
Pfizer Inc.	948	30,794
Roche Holding AG	50	11,398
Sanofi SA - ADR	610	24,668
		122,840
Industrials 5.2%
CEVA Holdings LLC (b) (d) (e) (f)	2	184
Deere & Co.	250	25,760
General Electric Co.	1,250	39,500
Republic Services Inc.	294	16,796
Union Pacific Corp.	171	17,781
United Technologies Corp.	262	28,720
		128,741
Information Technology 4.9%
Analog Devices Inc.	150	10,893
Apple Inc.	270	31,286
Intel Corp.	652	23,637
Microsoft Corp.	695	43,200
QUALCOMM Inc.	195	12,714
		121,730
Materials 4.5%
BASF SE	300	27,803
Dow Chemical Co.	850	48,637
Mosaic Co.	335	9,826
Rio Tinto Plc - ADR (c)	660	25,384
		111,650
Telecommunication Services 1.4%
BCE Inc.	180	7,780
Telstra Corp. Ltd.	900	3,307
Verizon Communications Inc.	420	22,420
		33,507
Utilities 5.9%
Dominion Resources Inc.	400	30,636
Duke Energy Corp.	226	17,573
Great Plains Energy Inc.	467	12,767
NextEra Energy Inc.	50	5,973
PG&E Corp.	380	23,080
PPL Corp.	180	6,129
Public Service Enterprise Group Inc.	145	6,363
Sempra Energy	150	15,096
Southern Co.	396	19,502
Xcel Energy Inc.	220	8,954
		146,073
Total Common Stocks (cost $1,066,996)		1,187,884
	Shares/Par†	Value
PREFERRED STOCKS 1.7%
Financials 0.6%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 02/02/17) (b) (g) (h) (i)	-	1,313
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (c) (h)	70	1,811
Wells Fargo & Co. - Series L, 7.50% (h) (i)	10	11,900
		15,024
Health Care 0.6%
Allergan Plc, 5.50%, 03/01/18 (i)	8	6,100
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (i)	13	8,385
		14,485
Industrials 0.0%
CEVA Holdings LLC - Series A-2 (d) (e) (f) (i)	2	393
CEVA Holdings LLC - Series A-1 (d) (e) (f) (i)	-	16
		409
Real Estate 0.0%
FelCor Lodging Trust Inc. - Series A, 1.95% (h) (i)	49	1,209
Utilities 0.5%
Dominion Resources Inc. - Series A, 6.38%, 07/01/17 (i)	70	3,479
NextEra Energy Inc., 6.37%, 09/01/18 (i)	150	8,587
		12,066
Total Preferred Stocks (cost $48,597)		43,193
CORPORATE BONDS AND NOTES 34.6%
Consumer Discretionary 3.7%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (c)	6,100	5,185
Argos Merger Sub Inc.
7.13%, 03/15/23 (a) (c)	2,000	2,040
CCO Holdings LLC
5.50%, 05/01/26 (a)	10,000	10,200
DISH DBS Corp.
5.88%, 07/15/22 - 11/15/24	6,800	7,044
5.00%, 03/15/23	11,000	10,945
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (c)	6,800	6,924
iHeartCommunications Inc.
9.00%, 12/15/19 - 03/01/21	15,856	11,916
International Game Technology Plc
6.25%, 02/15/22 (a)	4,300	4,612
KB Home
7.00%, 12/15/21	5,300	5,591
7.50%, 09/15/22	2,000	2,110
Regal Entertainment Group
5.75%, 03/15/22	6,000	6,285
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	2,925
6.13%, 04/01/25 (a)	3,000	2,903
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,508
Univision Communications Inc.
5.13%, 05/15/23 (a)	10,000	9,850
		91,038
Consumer Staples 0.6%
Cott Beverages Inc.
5.38%, 07/01/22	3,000	3,053
JBS USA LLC
7.25%, 06/01/21 (a)	3,500	3,631
5.88%, 07/15/24 (a)	8,500	8,776
		15,460
Energy 5.6%
Bill Barrett Corp.
7.63%, 10/01/19	11,000	10,835
7.00%, 10/15/22	8,000	7,640
Chesapeake Energy Corp.
4.13%, 04/15/19 (c) (j)	2,500	2,513
8.00%, 12/15/22 (a) (c)	5,410	5,846
8.00%, 01/15/25 (a) (c)	10,000	10,200

See accompanying Notes to Financial Statements.

51

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Cobalt International Energy Inc.
3.13%, 05/15/24 (i)	4,300	1,204
Denbury Resources Inc.
9.00%, 05/15/21 (a)	2,280	2,468
Energy Transfer Equity LP
5.50%, 06/01/27	5,000	4,875
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,300	3,618
7.75%, 01/15/32	1,000	1,224
McDermott International Inc.
8.00%, 05/01/21 (a)	5,000	5,050
NGPL PipeCo LLC
7.12%, 12/15/17 (a)	4,000	4,170
PetroQuest Energy Inc.
10.00%, 02/15/21 (a) (k)	3,375	2,363
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	2,000	2,105
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,252
5.88%, 06/30/26 (a)	10,000	10,775
Sanchez Energy Corp.
7.75%, 06/15/21 (d) (e)	7,500	7,631
6.13%, 01/15/23 (c) (d) (e)	2,100	1,995
Stone Energy Corp.
0.00%, 03/01/17 (b) (c) (g) (i)	4,401	2,619
0.00%, 11/15/22 (b) (g)	8,132	4,879
W&T Offshore Inc.
9.00%, 05/15/20 (a) (k)	2,066	1,570
8.50%, 06/15/21 (a) (k)	1,849	1,091
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,136
7.75%, 06/15/21 (c)	8,325	8,408
5.88%, 07/01/21 (i)	11,675	12,667
8.25%, 06/15/23 (c)	4,900	4,986
Weatherford International Plc
9.88%, 02/15/24 (a) (c)	7,500	7,992
Williams Cos. Inc.
3.70%, 01/15/23	4,200	4,053
		139,165
Financials 6.1%
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (h)	4,000	4,022
8.12%, (callable at 100 beginning 05/15/18) (h)	1,000	1,039
Bayer Capital Corp BV
5.63%, 11/22/19, EUR (a) (c)	15,000	17,227
Cemex Finance LLC
6.00%, 04/01/24 (a) (c)	3,000	3,083
CIT Group Inc.
5.00%, 08/01/23	2,000	2,065
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (c) (h)	10,000	10,100
5.90%, (callable at 100 beginning 02/15/23) (c) (h)	6,500	6,573
5.95%, (callable at 100 beginning 01/30/23) (h)	15,000	15,216
6.30%, (callable at 100 beginning 05/15/24) (h)	10,600	10,510
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,239
5.88%, 06/15/21 (a)	1,800	1,915
5.45%, 06/15/23 (a)	7,000	7,418
7.13%, 06/15/24 (a)	2,200	2,441
6.02%, 06/15/26 (a)	5,400	5,842
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (c)	740	705
iStar Financial Inc.
5.00%, 07/01/19	6,000	6,022
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (c) (h)	12,000	11,970
5.15%, (callable at 100 beginning 05/01/23) (h)	2,000	1,913
6.10%, (callable at 100 beginning 10/01/24) (h)	10,000	10,119
7.90%, (callable at 100 beginning 04/30/18) (h)	5,800	6,006
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (h)	2,500	2,528
	Shares/Par†	Value
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,213
7.25%, 12/15/21 (a)	5,000	5,213
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	2,200	2,236
Stena International SA
5.75%, 03/01/24 (a)	700	606
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	4,700	4,724
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,500	2,437
		151,382
Health Care 5.9%
Community Health Systems Inc.
8.00%, 11/15/19 (c)	25,000	20,750
7.13%, 07/15/20 (c)	5,000	3,802
6.88%, 02/01/22	12,000	8,340
Concordia Healthcare Corp.
9.50%, 10/21/22 (a) (c)	2,500	888
7.00%, 04/15/23 (a)	1,000	315
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,591
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,811
Endo Finance LLC
6.00%, 07/15/23 (a)	5,000	4,388
HCA Inc.
7.50%, 02/15/22	4,100	4,654
5.88%, 05/01/23	7,500	7,969
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (c)	17,000	16,362
Tenet Healthcare Corp.
5.00%, 03/01/19	5,000	4,875
8.00%, 08/01/20	6,800	6,698
4.38%, 10/01/21	9,500	9,357
8.13%, 04/01/22	15,000	14,152
6.75%, 06/15/23 (c)	14,500	12,760
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (a)	3,750	3,221
5.88%, 05/15/23 (a)	6,200	4,681
6.13%, 04/15/25 (a)	4,700	3,531
VRX Escrow Corp.
5.38%, 03/15/20 (a)	6,000	5,070
		144,215
Industrials 1.8%
Bombardier Inc.
6.00%, 10/15/22 (a)	5,000	4,700
6.13%, 01/15/23 (a)	3,100	2,956
7.50%, 03/15/25 (a)	4,700	4,644
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,210
Cortes NP Acquisition Corp.
9.25%, 10/15/24 (a)	2,200	2,332
Hertz Corp.
6.75%, 04/15/19	618	618
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	900	980
TransDigm Inc.
6.00%, 07/15/22	2,700	2,808
6.50%, 07/15/24	5,000	5,231
United Rentals North America Inc.
6.13%, 06/15/23 (c)	2,500	2,650
5.75%, 11/15/24	5,500	5,775
XPO Logistics Inc.
6.50%, 06/15/22 (a)	7,500	7,875
		43,779
Information Technology 1.3%
Belden Inc.
5.50%, 09/01/22 (a)	5,000	5,150
BMC Software Finance Inc.
8.13%, 07/15/21 (a)	6,000	5,606
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,478

See accompanying Notes to Financial Statements.

52

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Western Digital Corp.
7.38%, 04/01/23 (a)	5,000	5,500
10.50%, 04/01/24 (a)	5,000	5,912
		31,646
Materials 2.3%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (a)	1,200	1,220
6.00%, 06/30/21 (a) (c)	5,000	5,088
4.63%, 05/15/23 (a)	7,500	7,406
7.25%, 05/15/24 (a)	5,100	5,374
BWAY Holding Co. Inc.
9.13%, 08/15/21 (a)	5,000	5,275
Cemex SAB de CV
7.25%, 01/15/21 (a) (c)	6,000	6,390
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	23,201
Platform Specialty Products Corp.
6.50%, 02/01/22 (a) (c)	3,000	3,023
		56,977
Telecommunication Services 4.5%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,210
Frontier Communications Corp.
9.25%, 07/01/21	3,000	3,150
10.50%, 09/15/22	5,000	5,256
7.13%, 01/15/23	1,900	1,720
Intelsat Jackson Holdings SA
5.50%, 08/01/23	6,000	4,043
Neptune Finco Corp.
10.88%, 10/15/25 (a)	4,400	5,236
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,294
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	8,048
Sprint Corp.
7.88%, 09/15/23	9,400	10,034
7.13%, 06/15/24	5,500	5,665
7.63%, 02/15/25 (c)	10,000	10,512
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,301
11.50%, 11/15/21	7,500	9,206
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,562
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	9,135
Wind Acquisition Finance SA
7.38%, 04/23/21 (a)	5,000	5,200
Zayo Group LLC
6.00%, 04/01/23	5,000	5,200
6.38%, 05/15/25	1,000	1,045
		110,817
Utilities 2.8%
AES Corp.
4.88%, 05/15/23	1,000	988
5.50%, 03/15/24	2,500	2,544
Calpine Corp.
5.38%, 01/15/23 (c)	11,000	10,752
5.75%, 01/15/25	6,500	6,272
5.25%, 06/01/26 (a)	10,000	9,850
Dynegy Inc.
6.75%, 11/01/19	15,000	15,262
7.38%, 11/01/22	15,000	14,325
InterGen NV
7.00%, 06/30/23 (a) (c)	10,000	8,900
		68,893
Total Corporate Bonds And Notes (cost $849,020)		853,372
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (j)
Consumer Discretionary 1.3%
Academy Ltd.
Term Loan B, 5.00%, 06/09/22	3,571	3,298
Belk Inc.
Term Loan , 5.75%, 11/18/22	9,925	8,527
	Shares/Par†	Value
iHeartCommunications Inc.
Term Loan D, 7.36%, 01/30/19	20,000	16,250
PETCO Animal Supplies Inc.
Term Loan B-1, 5.00%, 01/17/23	4,962	4,984
		33,059
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.50%, 08/25/21	10,000	10,871
Financials 0.2%
First Eagle Investment Management
Term Loan, 4.84%, 11/30/22	3,960	3,995
Health Care 0.4%
Vizient Inc.
Term Loan B, 5.00%, 10/07/23	8,799	8,917
Industrials 0.5%
CEVA Group Plc
Term Loan, 6.50%, 03/12/21	1,916	1,559
CEVA Intercompany BV
Term Loan, 6.50%, 03/18/21	1,389	1,131
CEVA Logistics BV
1st Lien Term Loan, 6.50%, 03/12/21	1,355	1,102
CEVA Logistics Canada ULC
Term Loan, 6.50%, 03/18/21	240	195
Cortes NP Acquisition Corp.
Term Loan B, 5.00%, 09/29/23	4,500	4,556
Navistar Inc.
Term Loan B, 6.50%, 08/15/17	2,463	2,491
		11,034
Information Technology 0.2%
Western Digital Corp.
Term Loan B-1, 4.50%, 04/29/23	5,970	6,061
Total Variable Rate Senior Loan Interests (cost $77,131)		73,937
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (d) (e) (f) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 12.0%
Investment Companies 6.9%
JNL Money Market Fund, 0.34% (m) (n)	170,877	170,877
Securities Lending Collateral 5.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (m) (n)	125,727	125,727
Total Short Term Investments (cost $296,604)		296,604
Total Investments 104.4% (cost $2,460,367)		2,578,391
Other Assets and Liabilities, Net (4.4)%		(108,795)
Total Net Assets 100.0%		$2,469,596

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $506,314 and 20.5%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) Perpetual security.

(i) Convertible security.

(j) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(k) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

See accompanying Notes to Financial Statements.

53

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 0.92%, 08/25/36 (a)	1,753	$1,539
ACIS CLO Ltd.
Series 2013-A-2A, 1.38%, 10/14/22 (a) (b)	2,069	2,063
Series 2013-B-2A, 2.67%, 10/14/22 (a) (b)	852	851
Series 2013-C1-2A, 3.70%, 10/14/22 (a) (b)	655	650
Series 2014-A-4A, 2.31%, 05/01/26 (a) (b)	4,066	4,035
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.34%, 04/25/35 (a)	128	128
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 2.56%, 08/25/32 (a)	21	19
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 3.55%, 04/15/33 (a)	6	6
Banc of America Commercial Mortgage Trust
Series 2007-AM-2, REMIC, 5.65%, 04/10/49 (a)	600	602
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	33	29
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.24%, 09/25/35 (a)	339	325
Bank of America Student Loan Trust
Series 2010-A-1A, 1.68%, 02/25/43 (a) (b)	1,566	1,561
BlueMountain CLO Ltd.
Series 2007-A1B-3A, 1.24%, 03/17/21 (a) (b)	61	61
Brentwood CLO Corp.
Series 2006-A1A-1A, 1.16%, 02/01/22 (a) (b)	312	310
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 3.51%, 12/25/35 (a)	650	514
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 2.07%, 09/25/35 (a)	123	109
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 2.63%, 06/25/34 (a)	74	69
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-A1-52, REMIC, 3.32%, 02/19/34 (a)	177	176
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.75%, 04/20/20, EUR (a) (c) (d) (e)	2,450	2,477
Crown Point CLO III Ltd.
Series 2015-A1A-3A, 2.29%, 12/31/27 (a) (b)	7,898	7,870
Series 2015-A2-3A, 3.02%, 12/31/27 (a) (b)	1,652	1,646
Duane Street CLO IV Ltd.
Series 2007-A1R-4A, 1.16%, 11/14/21 (a) (b)	2,076	2,068
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.11%, 02/25/29 (a) (b)	5,664	5,647
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 1.73%, 07/25/23 (a) (b)	282	280
Fannie Mae Connecticut Avenue Securities
Series 2016-1M2-C04, 5.01%, 01/25/29 (a)	790	819
FREMF Mortgage Trust
Series 2014-C-K40, REMIC, 4.07%, 09/25/25 (a) (b)	2,350	2,199
GCO Education Loan Funding Trust
Series 2006-A8L-1, 1.06%, 05/25/25 (a)	1,601	1,584
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	69	67
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	156	159
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.48%, 04/25/27 (a) (b)	3,500	3,502
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 0.99%, 05/25/37 (a)	3,187	2,099
GSMPS Mortgage Loan Trust
Series 2005-A1-LT1, 1.04%, 02/25/35 (a) (b)	16	16
	Shares/Par†	Value
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1-1A, 2.41%, 04/18/26 (a) (b)	2,550	2,543
Series 2015-A-2A, REMIC, 2.27%, 07/25/27 (a) (b)	5,800	5,766
ICG US CLO Ltd.
Series 2014-A1-1A, 2.03%, 04/20/26 (a) (b)	4,197	4,157
Impac CMB Trust
Series 2004-2A-10, REMIC, 1.40%, 03/25/35 (a)	66	56
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 0.94%, 12/25/36 (a)	2,197	1,819
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 10.30%, 10/25/34 (a)	127	123
Series 2004-1A1-15, REMIC, 3.84%, 12/25/34 (a)	46	44
Series 2006-4A1B-OA2, REMIC, 1.77%, 12/25/46 (a)	1,645	1,488
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.44%, 10/25/32 (a)	109	106
Mid-State Trust
Series A1-6, 7.34%, 07/01/35	99	104
Morgan Stanley Capital I Trust
Series 2007-AM-HQ11, REMIC, 5.48%, 02/12/44 (a)	185	185
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 3.35%, 08/25/34 (a)	65	64
Series 2006-2A3-3AR, REMIC, 3.28%, 03/25/36 (a)	908	728
Mortgage Repurchase Agreement Financing Trust
Series 2016-A1-3, 1.66%, 05/10/17 (a) (b) (e)	3,050	3,050
Mortgage Repurchase Financing Trust
Series 2016-A-1, 1.64%, 02/10/17 (a) (b)	5,600	5,600
Series 2016-A-2, 1.84%, 08/10/17 (a) (b) (e)	5,575	5,575
Navient Student Loan Trust
Series 2016-A-7A, 1.91%, 12/25/28 (a) (b)	5,237	5,290
Series 2016-A-5A, 2.01%, 12/25/28 (a) (b)	11,887	12,063
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,966
OCP CLO Ltd.
Series 2014-A1-5A, 1.88%, 04/26/26 (a) (b)	4,640	4,595
Series 2014-A2-5A, 2.60%, 04/26/26 (a) (b)	1,160	1,151
OFSI Fund VI Ltd.
Series 2014-A1-6A, 1.91%, 03/20/25 (a) (b)	4,673	4,626
Series 2014-A2-6A, 2.78%, 03/20/25 (a) (b)	1,027	1,007
OFSI Fund VII Ltd.
Series 2014-A-7A, 2.22%, 10/18/26 (a) (b)	1,300	1,293
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 1.98%, 01/01/24 (a)	1,121	1,109
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 1.57%, 01/25/46 (a)	725	538
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	10
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	13
Scholar Funding Trust
Series 2010-A-A, 1.64%, 04/28/35 (a) (b)	1,870	1,833
SLM Student Loan Trust
Series 2008-A4-4, 2.53%, 01/24/17 (a)	2,321	2,326
Series 2007-A4-2, 0.94%, 07/25/22 (a)	4,800	4,540
Series 2008-A3-2, 1.63%, 04/25/23 (a)	962	937
Series 2008-A4-5, 2.58%, 07/25/23 (a)	2,445	2,458
Series 2005-A3-4, 1.00%, 01/25/27 (a)	4,895	4,843
Series 2003-A5A-1, 1.07%, 12/15/32 (b)	4,331	4,007
Station Place Securitization Trust
Series 2015-A-2, 1.75%, 05/15/17 (a) (b) (e)	2,950	2,950
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.05%, 08/25/35 (a)	48	45
THL Credit Wind River CLO Ltd.
Series 2013-A1-1A, 2.03%, 04/20/25 (a) (b)	4,800	4,787
Trinitas CLO II Ltd.
Series 2014-A1-2A, 2.15%, 07/15/26 (a) (b)	1,990	1,976
Series 2014-B1-2A, 2.67%, 07/15/26 (a) (b)	510	503

See accompanying Notes to Financial Statements.

54

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 2.80%, 06/25/34 (a)	235	235
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.08%, 04/25/36 (a)	60	59
WhiteHorse VIII Ltd.
Series 2014-A-1A, 2.39%, 05/01/26 (a) (b)	2,400	2,379
Z Capital Credit Partners CLO Ltd.
Series 2015-ACOM-1A, 2.07%, 07/16/27 (a) (b)	6,150	6,103
Total Non-U.S. Government Agency Asset-Backed Securities (cost $148,025)		148,530
CORPORATE BONDS AND NOTES 28.0%
Consumer Discretionary 2.5%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,464
Amazon.com Inc.
3.30%, 12/05/21	2,500	2,588
Charter Communications Operating LLC
3.58%, 07/23/20	125	127
4.91%, 07/23/25	2,200	2,316
Comcast Corp.
3.38%, 08/15/25	4,650	4,672
DISH DBS Corp.
7.75%, 07/01/26	1,650	1,860
Dollar Tree Inc.
5.25%, 03/01/20	100	103
5.75%, 03/01/23	400	424
General Motors Co.
3.50%, 10/02/18	2,055	2,096
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (f) (g)	99	—
MGM Resorts International
6.63%, 12/15/21	1,400	1,564
NBCUniversal Media LLC
4.38%, 04/01/21	1,600	1,727
Priceline Group Inc.
3.60%, 06/01/26	2,225	2,197
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,512
Sally Holdings LLC
5.63%, 12/01/25	1,350	1,404
Time Warner Cable Inc.
5.00%, 02/01/20	175	186
5.88%, 11/15/40	425	453
5.50%, 09/01/41	253	257
Viacom Inc.
3.45%, 10/04/26	300	277
		28,227
Consumer Staples 2.7%
Constellation Brands Inc.
4.25%, 05/01/23	2,325	2,411
CVS Caremark Corp.
4.13%, 05/15/21	999	1,056
CVS Health Corp.
3.50%, 07/20/22	2,775	2,848
2.88%, 06/01/26	2,925	2,784
Kraft Heinz Foods Co.
2.80%, 07/02/20	1,325	1,337
3.95%, 07/15/25	1,925	1,948
4.38%, 06/01/46	1,650	1,550
Molson Coors Brewing Co.
2.10%, 07/15/21	625	608
3.00%, 07/15/26	875	826
Reynolds American Inc.
4.45%, 06/12/25	8,000	8,436
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,275	2,346
Suntory Holdings Ltd.
2.55%, 09/29/19 (b)	2,050	2,061
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	532
2.60%, 06/01/21	1,175	1,167
	Shares/Par†	Value
3.45%, 06/01/26	1,300	1,274
		31,184
Energy 3.1%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,164
3.45%, 07/15/24	670	657
6.45%, 09/15/36	850	1,010
Antero Resources Corp.
5.63%, 06/01/23	2,100	2,150
Apache Corp.
3.25%, 04/15/22	300	304
2.63%, 01/15/23	525	504
4.25%, 01/15/44	1,550	1,525
ConocoPhillips Co.
3.35%, 11/15/24	1,485	1,475
4.95%, 03/15/26	900	992
4.15%, 11/15/34	825	805
Devon Energy Corp.
4.75%, 05/15/42	925	872
Energy Transfer Partners LP
4.65%, 06/01/21	725	752
3.60%, 02/01/23	210	206
4.75%, 01/15/26	350	361
Enterprise Products Operating LLC
4.59%, 08/01/66 (a)	3,325	3,127
Halliburton Co.
3.80%, 11/15/25	700	710
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,094
4.15%, 02/01/24	250	254
Kinder Morgan Inc.
3.05%, 12/01/19	2,675	2,712
4.30%, 06/01/25 (h)	650	668
Laredo Petroleum Inc.
6.25%, 03/15/23 (h)	300	310
Occidental Petroleum Corp.
3.40%, 04/15/26	2,075	2,088
Pemex Project Funding Master Trust
6.63%, 06/15/35	10	10
Petrobras Global Finance BV
4.88%, 03/17/20	130	129
8.38%, 05/23/21	420	453
Petroleos Mexicanos
5.50%, 02/04/19 (b)	470	487
6.38%, 02/04/21 (b)	270	288
5.50%, 06/27/44	23	19
6.38%, 02/04/21 - 01/23/45	82	81
5.63%, 01/23/46	10	8
Pioneer Natural Resources Co.
3.45%, 01/15/21	1,550	1,583
3.95%, 07/15/22	480	498
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,281
Shell International Finance BV
4.55%, 08/12/43	825	859
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	503
Western Gas Partners LP
3.95%, 06/01/25	1,300	1,280
Williams Partners LP
3.60%, 03/15/22	1,245	1,250
3.90%, 01/15/25	1,825	1,788
		35,257
Financials 9.6%
American International Group Inc.
3.75%, 07/10/25	750	754
4.50%, 07/16/44	200	197
4.80%, 07/10/45	1,225	1,269
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	6,932
3.65%, 02/01/26	2,925	2,965
4.90%, 02/01/46	900	966
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (i)	1,125	1,125

See accompanying Notes to Financial Statements.

55

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.50%, (callable at 100 beginning 10/23/24) (i)	750	784
4.00%, 04/01/24	1,500	1,545
3.25%, 10/21/27	2,325	2,216
4.18%, 11/25/27	4,250	4,246
Bank of Scotland Plc
5.25%, 02/21/17 (b)	300	302
Capital One Financial Corp.
4.20%, 10/29/25	2,000	2,004
Chubb Corp.
6.37%, 03/29/67 (a)	1,300	1,222
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (i)	775	797
Compass Bank
1.85%, 09/29/17	850	848
2.75%, 09/29/19	925	920
5.50%, 04/01/20	1,200	1,257
Credit Suisse AG
6.50%, 08/08/23 (b)	400	425
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (i)	250	262
Dai-Ichi Life Holdings Inc.
4.00%, (callable at 100 beginning 07/24/26) (b) (i)	1,700	1,581
Deutsche Bank AG
2.50%, 02/13/19	475	471
4.25%, 10/14/21 (b)	1,700	1,705
Discover Bank
8.70%, 11/18/19	551	625
Discover Financial Services
3.85%, 11/21/22	1,499	1,520
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,247
5.88%, 08/02/21	750	828
4.13%, 08/04/25	2,025	2,028
GE Capital International Funding Co.
4.42%, 11/15/35	1,346	1,408
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	243
6.15%, 08/07/37	158	204
5.88%, 01/14/38	258	324
General Motors Financial Co. Inc.
3.50%, 07/10/19	1,025	1,043
ING Bank NV
4.12%, 11/21/23 (a)	2,875	2,906
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,425
3.88%, 01/16/18	3,075	3,116
5.02%, 06/26/24 (b)	1,200	1,108
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	2,575	2,628
2.97%, 01/15/23	2,275	2,265
3.63%, 12/01/27	2,275	2,204
Macquarie Bank Ltd.
6.63%, 04/07/21 (c) (d)	1,475	1,657
MetLife Inc.
4.05%, 03/01/45	300	287
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,056
3.85%, 03/01/26	1,200	1,231
Mizuho Bank Ltd.
2.55%, 03/17/17 (b)	2,125	2,131
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (i)	1,850	1,871
2.28%, 10/24/23 (a)	1,625	1,643
3.88%, 04/29/24	1,150	1,178
3.70%, 10/23/24	3,000	3,032
4.00%, 07/23/25	150	154
PNC Preferred Funding Trust
2.61%, (callable at 100 beginning 03/15/17) (b) (i)	400	387
PNC Preferred Funding Trust II
2.19%, (callable at 100 beginning 03/15/17) (b) (i)	2,900	2,798
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	2,125	2,111
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	1,250	1,270
	Shares/Par†	Value
Santander Bank NA
2.00%, 01/12/18	1,675	1,674
8.75%, 05/30/18	700	753
Santander UK Plc
5.00%, 11/07/23 (b)	1,760	1,790
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,276
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	2,200	2,294
SunTrust Banks Inc.
2.35%, 11/01/18	2,775	2,799
Synchrony Financial
2.60%, 01/15/19	2,200	2,210
3.00%, 08/15/19	1,525	1,544
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	691
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,299
Wells Fargo & Co.
3.00%, 10/23/26	8,175	7,773
Westpac Banking Corp.
4.32%, 11/23/31 (a) (j)	1,675	1,672
		110,496
Health Care 2.6%
AbbVie Inc.
2.50%, 05/14/20	1,100	1,100
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,207
3.45%, 03/15/22	325	330
3.80%, 03/15/25	590	590
4.85%, 06/15/44	1,750	1,732
Aetna Inc.
2.40%, 06/15/21	1,050	1,044
2.80%, 06/15/23	900	886
Bayer US Finance LLC
3.00%, 10/08/21 (b)	2,900	2,913
Becton Dickinson & Co.
2.68%, 12/15/19	1,612	1,635
Community Health Systems Inc.
8.00%, 11/15/19	350	291
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,934
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	4,074	4,232
5.00%, 12/15/21 (b)	1,700	1,836
HCA Inc.
4.75%, 05/01/23	2,150	2,201
Medtronic Inc.
2.50%, 03/15/20	675	682
3.15%, 03/15/22	1,200	1,228
Mylan NV
3.95%, 06/15/26 (b)	925	864
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	1,800	1,767
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,143
4.75%, 07/15/45	1,125	1,237
		29,852
Industrials 0.6%
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,293
Penske Truck Leasing Co. LP
3.05%, 01/09/20 (b)	2,400	2,425
Roper Technologies Inc.
3.00%, 12/15/20	1,350	1,366
3.80%, 12/15/26	1,800	1,811
		6,895
Information Technology 1.8%
Cisco Systems Inc.
2.20%, 02/28/21	1,675	1,670
Fidelity National Information Services Inc.
3.63%, 10/15/20	2,750	2,845
3.00%, 08/15/26	1,325	1,244

See accompanying Notes to Financial Statements.

56

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fiserv Inc.
2.70%, 06/01/20	1,700	1,707
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,156
Intel Corp.
3.70%, 07/29/25	2,550	2,686
Microsoft Corp.
3.13%, 11/03/25	2,300	2,323
Nvidia Corp.
2.20%, 09/16/21	1,225	1,195
NXP BV
4.63%, 06/01/23 (b)	4,250	4,462
Oracle Corp.
2.50%, 05/15/22	1,925	1,910
		21,198
Materials 0.3%
Ecolab Inc.
5.50%, 12/08/41	775	910
LyondellBasell Industries NV
5.00%, 04/15/19	525	554
Sappi Papier Holding GmbH
7.75%, 07/15/17 (c) (d)	1,200	1,215
Westlake Chemical Corp.
3.60%, 08/15/26 (b)	1,100	1,056
		3,735
Real Estate 1.6%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	2,016
American Tower Corp.
3.40%, 02/15/19	825	843
3.30%, 02/15/21	850	859
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,304
Crown Castle International Corp.
2.25%, 09/01/21	675	652
5.25%, 01/15/23	1,575	1,695
Developers Diversified Realty Corp.
7.50%, 04/01/17	2,170	2,200
Education Realty Operating Partnership LP
4.60%, 12/01/24	1,775	1,764
ERP Operating LP
4.63%, 12/15/21	1,538	1,669
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,230
Select Income REIT
2.85%, 02/01/18	325	326
Trust F/1401
5.25%, 12/15/24 (b)	470	460
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,142
4.88%, 06/01/26	600	608
		17,768
Telecommunication Services 2.7%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	446
AT&T Inc.
4.45%, 04/01/24	800	833
3.95%, 01/15/25	625	625
3.40%, 05/15/25	5,025	4,837
4.13%, 02/17/26	1,625	1,643
Digicel Ltd.
6.75%, 03/01/23 (b)	1,550	1,398
Softbank Corp.
4.50%, 04/15/20 (b)	1,700	1,742
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,513
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,238
5.15%, 09/15/23	8,750	9,665
4.15%, 03/15/24	725	757
4.67%, 03/15/55	1,023	962
		30,659
	Shares/Par†	Value
Utilities 0.5%
Consumers Energy Co.
3.95%, 05/15/43	2,125	2,086
Puget Sound Energy Inc.
6.97%, 06/01/67 (a)	1,575	1,339
Southern Co.
2.35%, 07/01/21	2,325	2,283
		5,708
Total Corporate Bonds And Notes (cost $318,977)		320,979
GOVERNMENT AND AGENCY OBLIGATIONS 55.8%
Collateralized Mortgage Obligations 1.6%
Federal Home Loan Mortgage Corp.
Series 2015-M3-HQ1, 4.56%, 03/25/25 (a)	700	741
Series 2015-M3-DNA1, 4.06%, 10/25/27 (a)	620	649
Interest Only, Series C45-304, 3.00%, 12/15/27 (c) (d)	791	78
Series 2016-M3-DNA4, 4.56%, 03/25/29 (a)	450	451
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (c) (d)	-	—
Interest Only, Series SD-4320, REMIC, 5.40%, 07/15/39 (a) (c) (d)	833	134
Interest Only, Series SW-3852, REMIC, 5.30%, 05/15/41 (a) (c) (d)	955	137
Interest Only, Series PS-4273, REMIC, 5.40%, 11/15/43 (a) (c) (d)	1,205	182
Interest Only, Series SE-4314, REMIC, 5.35%, 03/15/44 (a) (c) (d)	824	158
Interest Only, Series GS-4326, REMIC, 5.35%, 04/15/44 (a) (c) (d)	1,187	196
Interest Only, Series AS-4473, REMIC, 4.90%, 05/15/45 (a) (c) (d)	1,209	204
Interest Only, Series ST-4583, REMIC, 5.30%, 05/15/46 (a) (c) (d)	3,872	829
Federal National Mortgage Association
Series 2014-1M1-C03, 1.96%, 07/25/24 (a)	129	129
Interest Only, Series 2010-LS-126, REMIC, 4.38%, 11/25/40 (a) (c) (d)	3,624	604
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	1,208	1,325
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	1,137	1,233
Interest Only, Series 2012-SA-5, REMIC, 5.19%, 02/25/42 (a) (c) (d)	969	160
Interest Only, Series 2013-SY-96, REMIC, 5.39%, 07/25/42 (a) (c) (d)	780	106
Interest Only, Series 2012-SB-88, REMIC, 5.91%, 07/25/42 (a) (c) (d)	663	128
Series 2012-B-153, REMIC, 7.00%, 07/25/42	650	753
Series 2012-B-111, REMIC, 7.00%, 10/25/42	179	205
Interest Only, Series 2013-SW-96, REMIC, 5.34%, 09/25/43 (a) (c) (d)	837	128
Interest Only, Series 2013-SA-121, REMIC, 5.34%, 12/25/43 (a) (c) (d)	1,814	291
Interest Only, Series 2014-MS-87, REMIC, 5.49%, 01/25/45 (a) (c) (d)	886	145
Interest Only, Series 2015-BS-86, REMIC, 4.94%, 11/25/45 (a) (c) (d)	478	64
Interest Only, Series 2015-MS-82, REMIC, 4.94%, 11/25/45 (a) (c) (d)	1,804	299
Interest Only, Series 2015-SA-81, REMIC, 4.94%, 11/25/45 (a) (c) (d)	12,259	1,574
Interest Only, Series 2015-SA-79, REMIC, 5.49%, 11/25/45 (a) (c) (d)	784	118
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (c) (d)	2,286	512
Interest Only, Series 2016-SJ-1, REMIC, 5.39%, 02/25/46 (a) (c) (d)	1,742	310
Interest Only, Series 2013-SN-130, REMIC, 5.89%, 10/25/42 (a) (c) (d)	2,824	494
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 5.01%, 03/20/40 (a) (c) (d)	1,236	171
Interest Only, Series 2010-S-101, REMIC, 5.26%, 08/20/40 (a) (c) (d)	1,699	248
Interest Only, Series 2013-SJ-152, REMIC, 5.41%, 05/20/41 (a) (c) (d)	1,172	182
Interest Only, Series 2012-MS-149, REMIC, 5.51%, 12/20/42 (a) (c) (d)	649	109

See accompanying Notes to Financial Statements.

57

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Interest Only, Series 2013-DS-103, REMIC, 5.41%, 07/20/43 (a) (c) (d)	415	68
Interest Only, Series 2013-SD-113, REMIC, 5.99%, 08/16/43 (a) (c) (d)	862	161
Interest Only, Series 2013-DS-134, REMIC, 5.36%, 09/20/43 (a) (c) (d)	446	77
Interest Only, Series 2014-SL-132, REMIC, 5.36%, 10/20/43 (a) (c) (d)	2,136	308
Interest Only, Series 2013-SG-167, REMIC, 5.41%, 11/20/43 (a) (c) (d)	393	66
Interest Only, Series 2014-SA-41, REMIC, 5.36%, 03/20/44 (a) (c) (d)	508	94
Interest Only, Series 2014-BS-133, REMIC, 4.86%, 09/20/44 (a) (c) (d)	538	76
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (c) (d)	2,265	443
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (c) (d)	1,346	214
Interest Only, Series 2015-SG-64, REMIC, 4.86%, 05/20/45 (a) (c) (d)	1,688	286
Interest Only, Series 2015-MS-110, REMIC, 4.97%, 08/20/45 (a) (c) (d)	2,799	406
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (c) (d)	1,903	352
Interest Only, Series 2015-SB-112, REMIC, 5.00%, 08/20/45 (a) (c) (d)	666	85
Interest Only, Series 2015-SE-123, REMIC, 4.98%, 09/20/45 (a) (c) (d)	686	104
Interest Only, Series 2015-HS-126, REMIC, 5.46%, 09/20/45 (a) (c) (d)	1,659	279
Interest Only, Series 2015-SP-123, REMIC, 5.51%, 09/20/45 (a) (c) (d)	2,289	408
Interest Only, Series 2015-QS-144, REMIC, 4.96%, 10/20/45 (a) (c) (d)	576	79
Interest Only, Series 2015-SD-168, REMIC, 5.46%, 11/20/45 (a) (c) (d)	573	84
Interest Only, Series 2016-S-6, REMIC, 4.91%, 01/20/46 (a) (c) (d)	755	101
Interest Only, Series 2016-SB-6, REMIC, 4.91%, 01/20/46 (a) (c) (d)	1,600	240
Interest Only, Series 2016-SM-4, REMIC, 4.91%, 01/20/46 (a) (c) (d)	2,065	256
Interest Only, Series 2015-AS-57, REMIC, 4.86%, 04/20/45 (a) (c) (d)	3,536	528
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (c) (d)	1,411	234
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (c) (d)	2,098	367
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (c) (d)	123	23
		18,386
Mortgage-Backed Securities 25.2%
Federal Home Loan Mortgage Corp.
5.00%, 03/01/26 - 06/01/41	2,064	2,260
3.35%, 01/01/37 (a)	506	534
5.50%, 04/01/28 - 08/01/38	1,066	1,191
6.50%, 01/01/38 - 12/01/38	876	1,001
6.00%, 08/01/37 - 05/01/40	888	1,006
7.00%, 02/01/39	628	719
4.00%, 06/01/40 - 07/01/45	668	705
4.50%, 11/01/40	4	5
3.00%, 03/01/32 - 03/01/43	3,179	3,178
3.50%, 04/01/43 - 06/01/46	17,970	18,500
Federal National Mortgage Association
6.50%, 02/01/19	-	—
8.00%, 04/01/30 - 01/01/31	17	19
6.00%, 01/01/24 - 08/01/39	1,343	1,537
2.47%, 11/01/35 (a)	25	26
2.72%, 05/01/36 (a)	185	194
2.90%, 05/01/36 (a)	188	201
2.96%, 08/01/36 (a)	175	187
2.83%, 09/01/36 (a)	137	145
5.50%, 09/01/23 - 11/01/39	1,043	1,098
4.50%, 08/01/18 - 08/01/41	2,645	2,881
7.00%, 07/01/32 - 03/01/39	359	417
4.00%, 08/01/39 - 09/01/39	24	24
3.00%, 11/01/42 - 07/01/43	3,942	3,934
	Shares/Par†	Value
3.50%, 11/01/41 - 06/01/46	4,637	4,775
5.00%, 03/01/18 - 12/01/44	2,420	2,626
4.50%, 04/01/45 - 05/01/45	7,787	8,488
TBA, 3.50%, 01/15/47 (k)	8,000	8,194
TBA, 4.00%, 01/15/47 (k)	26,000	27,321
TBA, 5.00%, 01/15/47 (k)	1,000	1,089
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	72	83
5.00%, 06/15/40 - 05/15/41	1,037	1,144
4.00%, 02/20/41 - 10/20/46	9,382	9,967
4.00%, 11/20/40 - 06/20/46	133,499	141,859
3.00%, 11/20/45 - 11/20/46	11,000	11,145
3.00%, 12/20/46 (k)	100	101
TBA, 4.00%, 01/15/47 (k)	30,000	31,842
		288,396
Municipal 1.3%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,061
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (c) (d) (f) (g)	1,775	1,154
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 2.30%, 04/01/42 (a)	2,300	2,019
insured by Guaranteed Student Loans, 3.32%, 04/01/42 (a)	650	572
insured by Guaranteed Student Loans, 4.17%, 04/01/42 (a)	700	615
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	969
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	151
5.00%, 07/01/33	105	78
5.75%, 07/01/37	30	23
6.00%, 07/01/38 - 07/01/47	315	239
Puerto Rico Sales Tax Financing Corp.
6.75%, 08/01/32 (l)	285	143
0.00%, 08/01/33 (l)	75	24
5.50%, 08/01/28 - 08/01/42	2,435	1,145
5.75%, 08/01/37	300	141
0.00%, 08/01/33 - 08/01/38 (m)	470	52
5.38%, 08/01/38 - 08/01/39	350	164
6.00%, 08/01/39 - 08/01/42	895	433
6.38%, 08/01/39	15	7
5.25%, 08/01/27 - 08/01/43	1,640	771
5.00%, 08/01/35 - 08/01/43	250	118
State of California
7.95%, 03/01/36	1,290	1,503
7.63%, 03/01/40	2,390	3,536
		14,918
Sovereign 3.3%
Chile Government International Bond
3.63%, 10/30/42	800	744
Colombia Government International Bond
4.50%, 01/28/26	220	227
5.63%, 02/26/44	840	865
5.00%, 06/15/45	340	323
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (b)	1,000	1,041
8.63%, 04/20/27	396	445
7.45%, 04/30/44 (b)	180	182
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20	5,000	5,125
Indonesia Government International Bond
5.38%, 10/17/23	200	217
5.88%, 01/15/24	1,020	1,125
4.13%, 01/15/25 (b)	360	357
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,687
7.00%, 06/15/25	1,500	1,955
6.75%, 07/15/27	1,200	1,558

See accompanying Notes to Financial Statements.

58

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,525
Kazakhstan Government International Bond
5.13%, 07/21/25	200	214
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,560
Mexico Bonos
6.50%, 06/10/21, MXN	5,999	282
8.00%, 12/07/23, MXN	20,584	1,030
7.50%, 06/03/27, MXN	846	41
Mexico Government International Bond
3.63%, 03/15/22	910	912
4.75%, 03/08/44	1,380	1,254
Petroleos de Venezuela SA
6.00%, 11/15/26	290	112
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	261
Republic of Honduras
8.75%, 12/16/20 (b)	370	412
Republic of Indonesia
4.75%, 01/08/26 (b)	1,300	1,342
South Africa Government International Bond
5.88%, 09/16/25	240	256
4.88%, 04/14/26	200	199
		38,282
Treasury Inflation Indexed Securities 4.6%
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/24 (n)	2,321	2,361
0.13%, 04/15/18 - 07/15/24 (n)	37,442	37,444
0.38%, 07/15/25 (n)	8,545	8,497
2.50%, 01/15/29 (n)	3,772	4,548
		52,850
U.S. Government Agency Obligations 2.3%
Federal Home Loan Bank
2.88%, 06/13/25 (o)	6,650	6,802
Federal National Mortgage Association
1.88%, 09/24/26 (o)	8,900	8,165
6.25%, 05/15/29 (o)	2,600	3,441
6.63%, 11/15/30 (o)	900	1,250
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,978
5.98%, 04/01/36	1,250	1,683
4.63%, 09/15/60	800	887
		26,206
U.S. Treasury Securities 17.5%
U.S. Treasury Bond
3.63%, 08/15/43 (p)	5,800	6,419
3.75%, 11/15/43 (p)	16,600	18,782
3.63%, 02/15/44	11,820	13,074
3.00%, 11/15/44 - 11/15/45	32,140	31,644
2.88%, 08/15/45 (p)	3,500	3,360
U.S. Treasury Note
0.88%, 05/31/18	28,500	28,441
1.63%, 06/30/20 - 07/31/20	49,680	49,636
1.38%, 04/30/21	3,090	3,029
1.13%, 07/31/21	13,500	13,037
2.00%, 12/31/21	8,550	8,573
1.75%, 09/30/22	6,000	5,880
1.88%, 10/31/22	230	227
2.25%, 12/31/23	11,727	11,718
2.38%, 08/15/24	1,880	1,886
2.25%, 11/15/25	5,180	5,106
		200,812
Total Government And Agency Obligations (cost $640,539)		639,850
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (f) (q)	290	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.4%
HSBC Bank USA Credit Linked Note
(Nota do Tesouro Nacional, 6.00%, 08/15/40, Moody's rating Baa2), BRL (c) (d)	4,330	4,130
Total Credit Linked Structured Notes (cost $4,548)		4,130
	Shares/Par†	Value
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (d) (e) (f)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 8.5%
Investment Companies 1.4%
JNL Money Market Fund, 0.34% (r) (s)	17,000	17,000
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (s)	1,003	1,003
Treasury Securities 7.0%
Mexico Cetes
0.27%, 02/16/17, MXN	14,683	7,030
0.28%, 02/23/17 - 03/02/17, MXN	31,932	15,263
0.28%, 02/02/17 - 03/30/17, MXN	71,322	34,049
0.29%, 06/08/17, MXN	50,503	23,706
		80,048
Total Short Term Investments (cost $99,358)		98,051
Total Investments 105.7% (cost $1,211,631)		1,211,540
Total Forward Sales Commitments (2.4)% (proceeds $27,311)		(27,468)
Other Derivative Instruments 0.3%		3,778
Other Assets and Liabilities, Net (3.6)%		(41,840)
Total Net Assets 100.0%		$1,146,010

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $171,251 and 14.9%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) All or portion of the security was on loan.

(i) Perpetual security.

(j) Convertible security.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $68,248.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

FORWARD SALES COMMITMENTS (2.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.4%)
Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/47 (a)	(12,000)	$(12,281)
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(3,000)	(2,979)
TBA, 4.50%, 01/15/47 (a)	(1,000)	(1,076)

See accompanying Notes to Financial Statements.

59

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Government National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(11,000)	(11,132)
Total Government And Agency Obligations (proceeds $27,311)		(27,468)
Total Forward Sales Commitments (2.4%) (proceeds $27,311)		$(27,468)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $27,311.

JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Mexico 0.1%
Pemex Finance Ltd.
Series 1999-A3-2, 10.61%, 08/15/17	133	$137
Total Non-U.S. Government Agency Asset-Backed Securities (cost $137)		137
CORPORATE BONDS AND NOTES 23.5%
Argentina 1.3%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	830	865
Cablevision SA
6.50%, 06/15/21 (a)	300	305
6.50%, 06/15/21	870	884
IRSA Propiedades Comerciales SA
8.75%, 03/23/23 (a)	420	445
YPF SA
8.88%, 12/19/18	1,230	1,338
		3,837
Azerbaijan 0.1%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	230	223
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	528
Brazil 1.0%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (b)	1,190	870
9.00%, (callable at 100 beginning 06/18/24) (b)	570	536
Petrobras International Finance Co.
5.75%, 01/20/20	440	445
5.38%, 01/27/21	470	460
Tupy Overseas SA
6.63%, 07/17/24	210	202
Tupy SA
6.63%, 07/17/24 (a)	530	509
		3,022
Canada 0.3%
First Quantum Minerals Ltd.
6.75%, 02/15/20 (c) (d)	360	359
7.00%, 02/15/21 (c) (d)	50	50
Harvest Operations Corp.
6.88%, 10/01/17	460	460
		869
Chile 1.4%
Cencosud SA
6.63%, 02/12/45	218	209
Corpbanca SA
3.88%, 09/22/19 (a) (e)	815	840
Embotelladora Andina SA
5.00%, 10/01/23 (a)	550	588
ENEL AMERICAS SA
4.00%, 10/25/26	400	382
GNL Quintero SA
4.63%, 07/31/29 (a)	680	670
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a) (e)	230	242
3.63%, 04/03/23	1,380	1,311
		4,242
China 0.3%
China Yongda Automobiles Services Holdings Ltd.
1.50%, 07/18/19, CNY (f)	5,000	706
	Shares/Par†	Value
Kaisa Group Holdings Ltd.
6.56%, 06/30/21 - 12/31/21 (g)	340	313
		1,019
Colombia 1.3%
Banco de Bogota SA
5.00%, 01/15/17	1,285	1,286
6.25%, 05/12/26 (a)	1,470	1,499
Oleoducto Central SA
4.00%, 05/07/21	850	846
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	270	278
		3,909
Dominican Republic 1.0%
Aeropuertos Dominicanos Siglo XXI SA
9.75%, 11/13/19	2,988	3,108
Guatemala 0.7%
Agromercantil Senior Trust
6.25%, 04/10/19 (a)	660	677
Comcel Trust
6.88%, 02/06/24 (a)	740	746
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	604
		2,027
Hong Kong 1.0%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
New Cotai LLC
10.63%, 05/01/19 (a) (g)	684	501
Noble Group Ltd.
6.00%, (callable at 100 beginning 06/24/19) (b)	250	135
6.75%, 01/29/20	600	501
Sun Hung Kai Properties Capital Market Ltd.
5.38%, 03/08/17	400	402
Wharf Finance Ltd.
4.63%, 02/08/17	640	642
		3,141
India 0.7%
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (f)	500	530
Greenko Dutch BV
8.00%, 08/01/19 (a)	660	697
8.00%, 08/01/19	490	517
Greenko Investment Co.
4.88%, 08/16/23 (a)	200	188
State Bank of India
6.44%, (callable at 100 beginning 05/15/17) (b)	260	260
		2,192
Ireland 0.4%
Mobile Telesystems OJSC via MTS International Fund
5.00%, 05/30/23	410	420
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	850
		1,270
Israel 0.6%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,850	1,880
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	274
7.38%, 04/23/21 (a)	610	634
7.38%, 04/23/21	630	655
		1,563
Jamaica 0.6%
Digicel Group Ltd.
8.25%, 09/30/20 (a)	300	257
8.25%, 09/30/20	570	489
Digicel Ltd.
7.00%, 02/15/20 (a)	200	188
6.75%, 03/01/23 (a)	910	820
		1,754

See accompanying Notes to Financial Statements.

60

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Japan 0.4%
SoftBank Group Corp.
4.50%, 04/15/20	320	328
Toyota Finance Australia Ltd.
3.76%, 07/20/17, MXN	11,420	538
Universal Entertainment Corp.
8.50%, 08/24/20 (c) (d)	250	252
		1,118
Kazakhstan 0.3%
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	740	804
Luxembourg 0.7%
Altice Financing SA
6.50%, 01/15/22 (a)	340	354
6.63%, 02/15/23	200	206
7.50%, 05/15/26 (a)	620	645
Altice Finco SA
9.88%, 12/15/20	230	243
Steel Capital SA
6.70%, 10/25/17	500	516
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (e)	270	275
		2,239
Mexico 1.6%
America Movil SAB de CV
6.00%, 06/09/19, MXN	34,430	1,591
Cemex SAB de CV
4.75%, 01/11/22, EUR (a)	340	371
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	951
Grupo Cementos de Chihuahua SAB de CV
8.13%, 02/08/20 (a)	250	259
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	390
Metalsa SA de CV
4.90%, 04/24/23 (a) (e)	165	157
Petroleos Mexicanos
6.38%, 02/04/21	140	149
5.38%, 03/13/22 (a)	120	123
6.50%, 03/13/27 (a)	600	619
5.50%, 06/27/44	10	8
5.63%, 01/23/46	50	42
Trust F/1401
6.95%, 01/30/44 (c) (d)	280	253
		4,913
Mongolia 0.2%
Mongolian Mining Corp.
0.00%, 03/29/17 (c) (d) (h) (i)	1,050	512
Netherlands 0.9%
Listrindo Capital BV
4.95%, 09/14/26 (a) (e)	480	467
Petrobras Global Finance BV
4.88%, 03/17/20	380	376
8.38%, 05/23/21	910	981
4.38%, 05/20/23	870	760
Zhaikmunai LLP
6.38%, 02/14/19	200	194
		2,778
Nigeria 0.3%
Ihs Netherlands Holdco BV
9.50%, 10/27/21 (a)	930	952
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19 (a)	1,410	1,489
Peru 1.7%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,946	1,995
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,958
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (j)	1,172	963
	Shares/Par†	Value
SAN Miguel Industrias Pet SA
7.75%, 11/06/20 (a)	370	386
		5,302
Philippines 0.2%
Energy Development Corp.
6.50%, 01/20/21	440	488
Qatar 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	517	543
5.84%, 09/30/27 (c) (d)	510	569
6.33%, 09/30/27	330	380
		1,492
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	410	456
Russian Federation 1.1%
Gazprom Via Gaz Capital SA
9.25%, 04/23/19	820	928
Lukoil International Finance BV
3.42%, 04/24/18	780	788
4.56%, 04/24/23	510	515
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	233
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	830	843
		3,307
Singapore 0.3%
CapitaLand Ltd.
1.85%, 06/19/20, SGD (f)	250	165
2.80%, 06/08/25, SGD (f)	500	332
Royal Capital BV
5.50%, (callable at 100 beginning 05/05/21) (b)	350	359
		856
South Africa 0.9%
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	1,170	1,152
Myriad International Holdings BV
6.38%, 07/28/17	550	561
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,070
		2,783
Turkey 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	931
Global Liman Isletmeleri
8.13%, 11/14/21 (a)	1,010	982
8.13%, 11/14/21	200	195
		2,108
Ukraine 0.1%
MHP SA
8.25%, 04/02/20	330	317
United Arab Emirates 0.7%
Dolphin Energy Ltd.
5.89%, 06/15/19	695	725
5.50%, 12/15/21	250	275
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	1,040	1,173
		2,173
United Kingdom 0.3%
Tullow Oil Plc
6.00%, 11/01/20	230	219
6.25%, 04/15/22 (a)	350	326
6.25%, 04/15/22	240	223
		768
United States of America 0.6%
Cemex Finance LLC
5.25%, 04/01/21, EUR (a)	376	410
4.63%, 06/15/24, EUR	220	237
Central American Bottling Corp.
6.75%, 02/09/22 (a)	70	71
6.75%, 02/09/22	470	479

See accompanying Notes to Financial Statements.

61

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Kosmos Energy Ltd.
7.88%, 08/01/21 (a)	200	199
7.88%, 08/01/21	470	468
		1,864
Vietnam 0.0%
Debt and Asset Trading Corp.
1.00%, 10/10/25	220	124
Total Corporate Bonds And Notes (cost $72,319)		71,427
GOVERNMENT AND AGENCY OBLIGATIONS 63.1%
Argentina 1.8%
Argentina Bonad Bond
32.59%, 03/28/17, ARS (k)	20,190	1,268
Argentina Bonar Bond
33.42%, 10/09/17, ARS (k)	7,985	514
19.63%, 03/01/18, ARS (k)	2,950	188
19.75%, 03/11/19, ARS (k)	4,750	302
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	210
18.20%, 10/03/21, ARS	5,600	359
16.00%, 10/17/23, ARS	18,140	1,095
15.50%, 10/17/26, ARS	24,690	1,498
		5,434
Brazil 7.5%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	3,303	3,130
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17, BRL (j)	24,697	7,157
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/25, BRL	42,886	12,491
		22,778
Chile 0.2%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (m)	447,916	743
Colombia 5.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	393
4.38%, 03/21/23, COP	1,858,000	539
Colombia TES
11.25%, 10/24/18, COP	242,300	87
5.00%, 11/21/18, COP	26,659,500	8,697
7.00%, 05/04/22, COP	557,700	188
10.00%, 07/24/24, COP	1,066,800	419
7.50%, 08/26/26, COP	32,900	11
6.00%, 04/28/28, COP	3,372,300	1,014
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (m)	13,597,154	4,653
		16,001
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	47
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	392
18.50%, 02/04/28, DOP (a)	4,900	148
6.85%, 01/27/45 (a)	950	897
		1,550
Hungary 2.5%
Hungary Government Bond
3.00%, 06/26/24, HUF	928,720	3,222
5.50%, 06/24/25, HUF	464,190	1,890
3.00%, 10/27/27, HUF	702,460	2,347
3.25%, 10/22/31, HUF	4,170	13
		7,472
Indonesia 2.6%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,487
7.00%, 05/15/27, IDR	17,900,000	1,256
Indonesia Government International Bond
5.88%, 01/15/24	720	794
6.75%, 01/15/44	270	327
	Shares/Par†	Value
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,459
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,580
		7,903
Israel 0.1%
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (a)	220	229
Malaysia 3.9%
Malaysia Government Bond
3.39%, 03/15/17, MYR	5,500	1,226
4.01%, 09/15/17, MYR	15,290	3,422
4.38%, 11/29/19, MYR	9,280	2,111
3.89%, 07/31/20, MYR	1,050	236
4.05%, 09/30/21, MYR	1,630	365
4.50%, 04/15/30, MYR	7,410	1,611
4.23%, 06/30/31, MYR	4,800	1,022
4.25%, 05/31/35, MYR	2,010	424
4.74%, 03/15/46, MYR	1,810	409
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	630
4.25%, 09/30/30, MYR	2,390	504
		11,960
Mexico 7.2%
Mexico Bonos
4.75%, 06/14/18, MXN	98,904	4,633
8.50%, 12/13/18, MXN	109,591	5,440
6.50%, 06/10/21 - 06/09/22, MXN	167,823	7,833
8.00%, 06/11/20 - 12/07/23, MXN	31,001	1,544
10.00%, 12/05/24, MXN	7,717	431
7.50%, 06/03/27, MXN	2,110	101
7.75%, 11/23/34 - 11/13/42, MXN	36,365	1,738
Petroleos Mexicanos
5.13%, 03/15/23, EUR	100	114
		21,834
Peru 2.1%
Peru Government International Bond
5.70%, 08/12/24, PEN (a)	7,930	2,329
8.20%, 08/12/26, PEN	553	186
6.35%, 08/12/28, PEN (a)	5,585	1,639
6.95%, 08/12/31, PEN	2,006	609
6.90%, 08/12/37, PEN	327	97
6.85%, 02/12/42, PEN	3,190	917
6.71%, 02/12/55, PEN	718	200
Republic of Peru
7.84%, 08/12/20, PEN	843	273
		6,250
Philippines 0.2%
Philippine Government International Bond
4.95%, 01/15/21, PHP	32,000	644
Poland 9.7%
Poland Government Bond
2.00%, 04/25/21, PLN	45,300	10,467
5.75%, 10/25/21 - 09/23/22, PLN	56,500	15,271
3.25%, 07/25/25, PLN	15,900	3,729
		29,467
Puerto Rico 0.6%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (c) (d) (h) (i)	665	414
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	19
5.00%, 07/01/33	40	30
5.75%, 07/01/37	125	94
6.00%, 07/01/38 - 07/01/44	60	45
Puerto Rico Sales Tax Financing Corp.
6.75%, 08/01/32 (n)	550	275
0.00%, 08/01/33 (n)	200	64
0.00%, 08/01/35 - 08/01/38 (j)	165	16
5.50%, 08/01/28 - 08/01/42	1,215	571
5.38%, 08/01/38 - 08/01/39	125	59
6.00%, 08/01/39	55	27

See accompanying Notes to Financial Statements.

62

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.38%, 08/01/39	55	27
5.00%, 08/01/35 - 08/01/43	260	122
5.25%, 08/01/27 - 08/01/43	200	94
		1,857
Romania 0.1%
Romania Government Bond
4.75%, 02/24/25, RON	1,580	397
Russian Federation 2.3%
Russia Federal Bond
7.00%, 08/16/23, RUB	63,490	971
7.75%, 09/16/26, RUB	22,580	355
8.50%, 09/17/31, RUB	344,910	5,659
		6,985
South Africa 5.6%
Republic of South Africa
10.50%, 12/21/26, ZAR	8,350	670
South Africa Government Bond
8.00%, 01/31/30, ZAR	50,545	3,312
8.25%, 03/31/32, ZAR	12,500	819
8.88%, 02/28/35, ZAR	51,170	3,497
8.50%, 01/31/37, ZAR	82,715	5,411
9.00%, 01/31/40, ZAR	29,180	1,994
8.75%, 01/31/44 - 02/28/48, ZAR	17,701	1,178
		16,881
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a)	200	195
Thailand 3.3%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,440
3.85%, 12/12/25, THB	33,640	1,027
3.58%, 12/17/27, THB	27,180	805
3.78%, 06/25/32, THB	20,200	594
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (m)	203,918	5,270
		10,136
Turkey 4.2%
Turkey Government Bond
8.80%, 11/14/18, TRY	3,260	900
10.40%, 03/27/19, TRY	13,890	3,919
8.50%, 07/10/19, TRY	12,710	3,452
9.40%, 07/08/20, TRY	1,750	477
10.60%, 02/11/26, TRY	9,770	2,693
Turkey Government International Bond
7.00%, 03/11/19	750	797
7.50%, 11/07/19	420	457
		12,695
United States of America 3.1%
U.S. Treasury Bond
3.75%, 11/15/43	140	158
U.S. Treasury Note
0.88%, 05/31/18	370	369
1.63%, 06/30/20	300	300
1.38%, 04/30/21	250	245
2.00%, 12/31/21	7,240	7,259
1.88%, 05/31/22 (o)	1,000	991
2.25%, 12/31/23	10	10
		9,332
Venezuela 0.2%
Petroleos de Venezuela SA
6.00%, 05/16/24 - 11/15/26	910	350
Venezuela Government International Bond
7.75%, 10/13/19	520	289
6.00%, 12/09/20	100	48
8.25%, 10/13/24	157	73
		760
Total Government And Agency Obligations (cost $221,072)		191,503
	Shares/Par†	Value
CREDIT LINKED STRUCTURED NOTES 7.8%
Colombia 3.1%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	19,552,000	7,017
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (c)	4,514,000	1,703
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (c)	1,642,000	640
		9,360
Indonesia 4.7%
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,602
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (a)	15,526,000	1,183
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	51,646,000	4,056
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	2,899
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	5,254,000	413
(Indonesia Government, 9.00%, 03/19/29, Moody's rating Baa3), IDR (a)	8,431,000	662
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	29,582,000	2,301
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,178
		14,294
Total Credit Linked Structured Notes (cost $32,863)		23,654
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (h) (p)	-	26
Total Common Stocks (cost $0)		26
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.1%
JNL Money Market Fund, 0.34% (q) (r)	6,250	6,250
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (r)	1,323	1,323
Treasury Securities 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,628
Total Short Term Investments (cost $9,190)		9,201
Total Investments 97.5% (cost $335,581)		295,948
Other Derivative Instruments (0.9)%		(2,768)
Other Assets and Liabilities, Net 3.4%		10,226
Total Net Assets 100.0%		$303,406

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $54,034 and 17.8%, respectively.

(b) Perpetual security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Convertible security.

(g) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Financial Statements.

63

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS 98.3%
Consumer Discretionary 9.2%
AutoZone Inc. (a)	9	$7,105
Brunswick Corp.	4	226
Burlington Stores Inc. (a)	10	879
Carter's Inc.	5	435
Columbia Sportswear Co.	4	208
Cracker Barrel Old Country Store Inc. (b)	1	242
D.R. Horton Inc.	20	536
Discovery Communications Inc. - Class A (a) (b)	204	5,592
DISH Network Corp. - Class A (a)	220	12,736
Expedia Inc.	93	10,510
Foot Locker Inc.	3	242
Goodyear Tire & Rubber Co.	21	642
J.C. Penney Co. Inc. (a) (b)	27	222
Jack in the Box Inc.	5	561
Kate Spade & Co. (a)	302	5,636
Lear Corp.	2	236
Lennar Corp. - Class A	2	85
Liberty Broadband Corp. - Class C (a)	7	496
Limited Brands Inc.	167	10,968
Lithia Motors Inc. - Class A	5	462
Live Nation Inc. (a)	31	836
MGM Resorts International (a)	141	4,072
Nexstar Broadcasting Group Inc. - Class A (b)	7	468
Office Depot Inc.	28	124
Sally Beauty Holdings Inc. (a)	169	4,458
Sonic Corp.	7	178
Tegna Inc.	22	469
Toll Brothers Inc. (a)	141	4,372
Vail Resorts Inc.	3	441
VF Corp.	109	5,797
Viacom Inc. - Class B	159	5,575
		84,809
Consumer Staples 2.8%
ConAgra Brands Inc.	184	7,276
Molson Coors Brewing Co. - Class B	125	12,124
Pinnacle Foods Inc.	15	819
Spectrum Brands Holdings Inc. (b)	4	453
US Foods Holding Corp. (a)	8	226
Whole Foods Market Inc.	168	5,158
		26,056
Energy 10.7%
Anadarko Petroleum Corp.	72	5,053
Antero Resources Corp. (a)	304	7,196
Baker Hughes Inc.	143	9,302
Cabot Oil & Gas Corp.	16	380
Callon Petroleum Co. (a)	22	344
Cimarex Energy Co.	41	5,545
Devon Energy Corp.	16	747
EnCana Corp.	618	7,258
Extraction Oil & Gas Inc. (a)	18	355
Fairmount Santrol Holdings Inc. (a)	11	125
FMC Technologies Inc. (a)	266	9,453
Golar LNG Ltd. (b)	15	339
Marathon Petroleum Corp.	172	8,638
Newfield Exploration Co. (a)	220	8,916
Patterson-UTI Energy Inc.	25	663
	Shares/Par†	Value
Pioneer Natural Resources Co.	41	7,418
QEP Resources Inc. (a)	42	765
Rice Energy Inc. (a)	279	5,954
RSP Permian Inc. (a)	170	7,599
US Silica Holdings Inc.	11	644
Williams Cos. Inc.	204	6,344
WPX Energy Inc. (a)	382	5,561
		98,599
Financials 22.1%
Allied World Assurance Co. Holdings Ltd.	16	874
American Financial Group Inc.	12	1,023
Ameriprise Financial Inc.	79	8,757
AmTrust Financial Services Inc. (b)	23	622
Arch Capital Group Ltd. (a)	96	8,291
Arthur J Gallagher & Co.	86	4,487
Bank of Hawaii Corp.	12	1,056
Bank of the Ozarks Inc.	10	501
BankUnited Inc.	15	556
BOK Financial Corp.	5	437
CIT Group Inc.	266	11,341
Citizens Financial Group Inc.	370	13,197
CNO Financial Group Inc.	27	519
Commerce Bancshares Inc.	8	485
E*TRADE Financial Corp. (a)	28	971
East West Bancorp Inc.	24	1,242
First Republic Bank	11	1,025
Glacier Bancorp Inc.	13	480
Hanover Insurance Group Inc.	6	577
Hartford Financial Services Group Inc.	255	12,135
Home Bancshares Inc.	16	450
Huntington Bancshares Inc.	1,140	15,064
Lincoln National Corp.	148	9,833
OM Asset Management Plc	15	224
PacWest Bancorp	17	952
Pennymac Mortgage Investment Trust	23	383
PrivateBancorp Inc.	5	297
ProAssurance Corp.	11	639
Prosperity Bancshares Inc.	8	552
Radian Group Inc.	41	729
Raymond James Financial Inc.	83	5,782
Signature Bank (a)	79	11,841
SLM Corp. (a)	1,335	14,710
South State Corp.	5	479
Starwood Property Trust Inc.	245	5,373
Stifel Financial Corp. (a)	11	551
SunTrust Banks Inc.	326	17,870
Synchrony Financial	576	20,876
Synovus Financial Corp.	26	1,078
Texas Capital Bancshares Inc. (a)	7	586
Torchmark Corp.	6	444
Two Harbors Investment Corp.	620	5,410
Validus Holdings Ltd.	13	739
Virtu Financial Inc. - Class A	8	130
Voya Financial Inc.	151	5,927
Washington Federal Inc.	6	215
Webster Financial Corp.	22	1,200
WR Berkley Corp.	99	6,564
XL Group Ltd.	171	6,368
		203,842
Health Care 4.9%
Acadia HealthCare Co. Inc. (a)	13	422
Allscripts-Misys Healthcare Solutions Inc. (a)	20	201
BioMarin Pharmaceutical Inc. (a)	56	4,620
Catalent Inc. (a)	13	363
Centene Corp. (a)	130	7,340
Envision Healthcare Corp. (a)	8	522
Hill-Rom Holdings Inc.	9	520
Laboratory Corp. of America Holdings (a)	88	11,317
PerkinElmer Inc.	11	554
Teleflex Inc.	4	582
VCA Inc. (a)	7	497
Vertex Pharmaceuticals Inc. (a)	92	6,759
Zimmer Biomet Holdings Inc.	113	11,697
		45,394

See accompanying Notes to Financial Statements.

64

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Industrials 12.8%
AMETEK Inc.	262	12,717
Beacon Roofing Supply Inc. (a)	9	435
Carlisle Cos. Inc.	5	575
Colfax Corp. (a)	14	486
Curtiss-Wright Corp.	5	536
Dover Corp.	5	343
Fortune Brands Home & Security Inc.	4	236
Hubbell Inc.	6	700
Huntington Ingalls Industries Inc.	3	544
ITT Inc.	17	648
Jacobs Engineering Group Inc. (a)	165	9,433
JetBlue Airways Corp. (a)	599	13,420
L-3 Communications Holdings Inc.	55	8,362
Masonite International Corp. (a)	3	220
MSC Industrial Direct Co. - Class A	79	7,319
Old Dominion Freight Line Inc. (a)	74	6,306
Spirit Airlines Inc. (a)	8	465
Stanley Black & Decker Inc.	117	13,412
Terex Corp.	14	445
Textron Inc.	219	10,658
Timken Co.	17	689
Trinity Industries Inc.	238	6,594
United Rentals Inc. (a)	3	309
Univar Inc. (a)	17	483
Wabtec Corp. (b)	137	11,338
Waste Connections Inc.	117	9,177
WESCO International Inc. (a)	8	514
XPO Logistics Inc. (a)	15	646
Xylem Inc.	11	551
		117,561
Information Technology 9.9%
Anixter International Inc. (a)	4	308
Ansys Inc. (a)	7	601
Avnet Inc.	22	1,052
Broadridge Financial Solutions Inc.	5	351
Check Point Software Technologies Ltd. (a)	76	6,382
Citrix Systems Inc. (a)	4	344
CommScope Holding Co. Inc. (a)	17	628
Computer Sciences Corp.	103	6,136
Corning Inc.	167	4,043
Cypress Semiconductor Corp. (b)	26	302
DST Systems Inc.	5	586
Fidelity National Information Services Inc.	124	9,417
Fortinet Inc. (a)	14	424
IAC/InterActiveCorp. (a)	115	7,451
Ixia (a)	17	268
Juniper Networks Inc.	240	6,791
Leidos Holdings Inc.	5	270
Marvell Technology Group Ltd.	708	9,818
Maxim Integrated Products Inc.	157	6,051
Microchip Technology Inc. (b)	4	266
National Instruments Corp.	12	357
Nuance Communications Inc. (a)	20	292
Pandora Media Inc. (a) (b)	295	3,852
PTC Inc. (a)	7	324
Symantec Corp.	435	10,392
Tech Data Corp. (a)	5	456
VeriFone Systems Inc. (a)	176	3,127
Verint Systems Inc. (a)	105	3,690
Viavi Solutions Inc. (a)	837	6,844
		90,823
Materials 6.6%
Albemarle Corp.	2	188
Axalta Coating Systems Ltd. (a)	8	216
Ball Corp.	127	9,513
Bemis Co. Inc.	28	1,357
Berry Plastics Group Inc. (a)	12	593
Celanese Corp. - Class A	137	10,775
Eagle Materials Inc.	6	634
FMC Corp.	116	6,533
Freeport-McMoRan Inc. - Class B (a)	616	8,121
KapStone Paper and Packaging Corp.	16	342
Martin Marietta Materials Inc.	54	11,966
	Shares/Par†	Value
Minerals Technologies Inc.	6	498
Olin Corp.	5	128
Reliance Steel & Aluminum Co.	5	411
Royal Gold Inc.	5	288
Steel Dynamics Inc.	239	8,512
United States Steel Corp. (b)	13	414
WR Grace & Co.	3	215
		60,704
Real Estate 11.6%
Brixmor Property Group Inc.	586	14,310
Care Capital Properties Inc.	28	697
Columbia Property Trust Inc.	8	178
CyrusOne Inc.	96	4,313
DDR Corp.	613	9,362
Empire State Realty Trust Inc. - Class A	43	868
Equity Residential Properties Inc.	168	10,803
Federal Realty Investment Trust	90	12,744
Highwoods Properties Inc.	18	907
Kennedy-Wilson Holdings Inc.	23	473
Life Storage Inc.	5	394
Mid-America Apartment Communities Inc.	170	16,608
Pebblebrook Hotel Trust	32	955
PS Business Parks Inc.	3	339
RLJ Lodging Trust	441	10,804
Taubman Centers Inc.	117	8,653
Vornado Realty Trust	137	14,270
		106,678
Telecommunication Services 0.4%
Level 3 Communications Inc. (a)	59	3,346
Utilities 7.3%
Alliant Energy Corp.	20	771
American Water Works Co. Inc.	119	8,603
Aqua America Inc.	17	524
Atmos Energy Corp.	114	8,486
CMS Energy Corp.	9	368
FirstEnergy Corp.	373	11,547
IDACORP Inc.	9	692
PG&E Corp.	204	12,420
Pinnacle West Capital Corp.	136	10,579
SCANA Corp.	82	6,038
Sempra Energy	60	6,047
Vectren Corp.	10	508
WGL Holdings Inc.	11	864
		67,447
Total Common Stocks (cost $823,261)		905,259
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.9%
JNL Money Market Fund, 0.34% (c) (d)	17,915	17,915
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	4,671	4,671
Total Short Term Investments (cost $22,586)		22,586
Total Investments 100.7% (cost $845,847)		927,845
Other Assets and Liabilities, Net (0.7)%		(6,651)
Total Net Assets 100.0%		$921,194

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.6%
Australia 5.9%
Dexus Property Group	1,667	$11,567
Goodman Group	3,561	18,289
GPT Group	3,376	12,242
Mirvac Group	6,627	10,177
Scentre Group	6,407	21,446
Vicinity Centres	2,894	6,242

See accompanying Notes to Financial Statements.

65

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Westfield Corp.	4,016	27,155
		107,118
Canada 2.6%
Allied Properties REIT	332	8,889
Canadian Apartment Properties REIT	329	7,696
Chartwell Retirement Residences	403	4,398
First Capital Realty Inc.	337	5,182
H&R REIT	638	10,625
RioCan REIT	270	5,349
Smart REIT	220	5,286
		47,425
China 1.5%
Cheung Kong Property Holdings Ltd.	4,351	26,572
France 3.7%
Icade SA	154	10,965
Klepierre	402	15,760
Unibail-Rodamco SE	168	40,147
		66,872
Germany 2.2%
Deutsche EuroShop AG	91	3,686
LEG Immobilien AG	151	11,738
Vonovia SE	761	24,710
		40,134
Hong Kong 5.4%
Hang Lung Properties Ltd.	4,484	9,455
Henderson Land Development Co. Ltd.	1,789	9,481
Hongkong Land Holdings Ltd.	714	4,495
Link REIT	3,511	22,762
Sino Land Co.	343	511
Sun Hung Kai Properties Ltd.	2,365	29,781
Swire Properties Ltd.	3,653	10,057
Wharf Holdings Ltd.	1,909	12,645
		99,187
Ireland 0.4%
Green REIT plc	5,240	7,567
Japan 11.1%
Activia Properties Inc.	1	6,008
Advance Residence Investment Corp.	3	7,256
Daiwa House REIT Investment Co.	3	7,564
GLP J-REIT	6	6,755
Hulic REIT Inc.	3	4,552
Japan Excellent Inc.	2	3,220
Japan Hotel REIT Investment Corp.	8	5,379
Japan Logistics Fund Inc.	2	4,674
Japan Real Estate Investment Corp.	3	17,684
Japan Retail Fund Investment Corp.	3	6,248
Kenedix Realty Investment Corp.	1	7,656
LaSalle Logiport REIT	4	3,369
Mitsubishi Estate Co. Ltd.	2,007	39,868
Mitsui Fudosan Co. Ltd.	1,674	38,754
Nippon Prologis REIT Inc.	2	3,556
Nomura Real Estate Master Fund Inc.	5	7,410
Orix J-REIT Inc.	3	4,340
Sumitomo Realty & Development Co. Ltd.	769	20,415
United Urban Investment Corp.	5	7,324
		202,032
Luxembourg 0.7%
Grand City Properties SA	725	13,152
Malta 0.0%
BGP Holdings Plc (a) (b) (c)	5,552	327
Netherlands 0.7%
Wereldhave NV	285	12,805
Singapore 1.9%
Ascendas REIT	5,184	8,106
CapitaLand Ltd.	4,166	8,658
CapitaMall Trust	3,765	4,884
City Developments Ltd.	1,181	6,742
Mapletree Industrial Trust (d)	5,630	6,396
		34,786
Spain 1.0%
Inmobiliaria Colonial SA	1,110	7,681
	Shares/Par†	Value
Merlin Properties Socimi SA (d)	1,030	11,177
		18,858
Sweden 1.1%
Castellum AB	574	7,861
Wihlborgs Fastigheter AB	630	11,703
		19,564
Switzerland 0.7%
Swiss Prime Site AG	147	12,030
United Kingdom 4.6%
Derwent London Plc	280	9,542
Great Portland Estates Plc	1,205	9,899
Hammerson Plc	1,025	7,224
Hansteen Holdings Plc	4,250	5,945
Kennedy Wilson Europe Real Estate Plc	732	8,645
Land Securities Group Plc	1,350	17,735
Segro Plc	1,875	10,608
Unite Group Plc	1,821	13,606
		83,204
United States of America 55.1%
Acadia Realty Trust	302	9,871
American Campus Communities Inc.	272	13,524
American Homes For Rent - Class A	663	13,921
Apartment Investment & Management Co. - Class A	47	2,158
Apple Hospitality REIT Inc.	593	11,857
AvalonBay Communities Inc.	254	45,085
Boston Properties Inc.	326	40,971
Brandywine Realty Trust	758	12,509
Brixmor Property Group Inc.	784	19,144
Brookdale Senior Living Inc. (a)	805	10,000
Care Capital Properties Inc.	296	7,390
Cousins Properties Inc.	1,928	16,410
CyrusOne Inc.	175	7,848
DiamondRock Hospitality Co.	1,169	13,482
Digital Realty Trust Inc. (d)	133	13,035
EPR Properties	141	10,115
Equity Lifestyle Properties Inc.	147	10,580
Equity Residential Properties Inc.	515	33,178
Essex Property Trust Inc.	154	35,783
Extra Space Storage Inc.	273	21,122
Federal Realty Investment Trust	200	28,366
First Industrial Realty Trust Inc.	319	8,943
General Growth Properties Inc.	1,152	28,784
HCP Inc.	1,165	34,618
Healthcare Realty Trust Inc.	526	15,941
Host Hotels & Resorts Inc.	1,436	27,050
Hudson Pacific Properties Inc.	687	23,890
InfraREIT Inc.	268	4,793
Liberty Property Trust	464	18,315
Macerich Co.	47	3,341
Mid-America Apartment Communities Inc.	211	20,626
National Health Investors Inc.	158	11,719
National Retail Properties Inc.	656	29,012
Paramount Group Inc.	633	10,121
Physicians Realty Trust	270	5,123
ProLogis Inc.	679	35,839
Public Storage	211	47,215
QTS Realty Trust Inc. - Class A	149	7,401
Realty Income Corp.	331	19,007
Retail Opportunity Investments Corp.	822	17,363
Rexford Industrial Realty Inc.	284	6,576
RLJ Lodging Trust	457	11,183
Simon Property Group Inc.	509	90,426
SL Green Realty Corp.	91	9,783
Sun Communities Inc.	134	10,248
Terreno Realty Corp	250	7,130
Ventas Inc.	307	19,174
Vornado Realty Trust	517	53,945
Washington REIT	458	14,958
Weingarten Realty Investors	423	15,147
Welltower Inc.	302	20,188
		1,004,208
Total Common Stocks (cost $1,829,579)		1,795,841

See accompanying Notes to Financial Statements.

66

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Money Market Fund, 0.34% (e) (f)	18,081	18,081
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (f)	5,640	5,640
Total Short Term Investments (cost $23,721)		23,721
Total Investments 99.9% (cost $1,853,300)		1,819,562
Other Assets and Liabilities, Net 0.1%		2,607
Total Net Assets 100.0%		$1,822,169

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or portion of the security was on loan.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.9%
Consumer Discretionary 11.3%
Brunswick Corp.	232	$12,666
CalAtlantic Group Inc. (a)	278	9,439
Carter's Inc.	121	10,418
DSW Inc. - Class A	317	7,173
Dunkin' Brands Group Inc.	240	12,592
Five Below Inc. (a) (b)	255	10,186
G-III Apparel Group Ltd. (b)	317	9,367
IMAX Corp. (a) (b)	321	10,079
Jack in the Box Inc.	115	12,787
Panera Bread Co. - Class A (a) (b)	50	10,314
Penn National Gaming Inc. (b)	712	9,816
Pool Corp.	146	15,193
Steven Madden Ltd. (b)	297	10,623
Texas Roadhouse Inc.	291	14,044
Urban Outfitters Inc. (b)	313	8,913
Visteon Corp.	116	9,288
		172,898
Consumer Staples 2.7%
B&G Foods Inc.	288	12,628
Boston Beer Co. Inc. - Class A (a) (b)	50	8,549
Lancaster Colony Corp.	140	19,772
		40,949
Energy 4.8%
Centennial Resource Development Inc. - Class A (a) (b)	762	15,022
Energen Corp. (b)	272	15,702
Laredo Petroleum Holdings Inc. (b)	818	11,573
Parsley Energy Inc. - Class A (b)	468	16,489
Patterson-UTI Energy Inc.	570	15,333
		74,119
Financials 7.1%
American Equity Investment Life Holding Co.	495	11,161
American Financial Group Inc.	142	12,520
BankUnited Inc.	312	11,753
Cathay General Bancorp	386	14,662
Cullen/Frost Bankers Inc. (a)	163	14,393
MarketAxess Holdings Inc.	81	11,855
MB Financial Inc.	320	15,100
RLI Corp.	161	10,166
WisdomTree Investments Inc. (a)	658	7,328
		108,938
Health Care 20.8%
ACADIA Pharmaceuticals Inc. (a) (b)	195	5,619
Align Technology Inc. (b)	147	14,172
	Shares/Par†	Value
Bio-Techne Corp.	128	13,109
Cantel Medical Corp.	158	12,425
Catalent Inc. (b)	417	11,240
Chemed Corp.	74	11,932
DexCom Inc. (b)	163	9,710
Exelixis Inc. (a) (b)	1,305	19,456
Halozyme Therapeutics Inc. (a) (b)	440	4,352
Halyard Health Inc. (b)	323	11,952
HealthEquity Inc. (b)	423	17,122
HealthSouth Corp. (a)	274	11,319
Hill-Rom Holdings Inc.	254	14,286
ICU Medical Inc. (b)	69	10,098
Integra LifeSciences Holdings Corp. (b)	134	11,473
Momenta Pharmaceuticals Inc. (b)	734	11,047
Nektar Therapeutics (b)	888	10,896
Neurocrine Biosciences Inc. (b)	224	8,681
Nevro Corp. (b)	137	9,978
NuVasive Inc. (b)	176	11,870
NxStage Medical Inc. (b)	599	15,696
Pacific Biosciences of California Inc. (a) (b)	1,274	4,841
PerkinElmer Inc.	238	12,427
Prestige Brands Holdings Inc. (b)	212	11,035
Repligen Corp. (b)	306	9,421
Select Medical Holdings Corp. (b)	817	10,823
VCA Inc. (b)	178	12,247
VWR Corp. (b)	471	11,801
		319,028
Industrials 16.3%
Acuity Brands Inc.	76	17,649
AO Smith Corp.	282	13,345
BWX Technologies Inc.	288	11,446
CEB Inc.	155	9,421
Forward Air Corp.	274	12,980
ITT Inc.	317	12,217
John Bean Technologies Corp.	159	13,656
Kirby Corp. (b)	175	11,661
Knight Transportation Inc.	550	18,176
Lincoln Electric Holdings Inc.	146	11,173
Masonite International Corp. (b)	181	11,907
Old Dominion Freight Line Inc. (b)	156	13,397
Orbital ATK Inc.	117	10,269
Pitney Bowes Inc.	589	8,943
Steelcase Inc. - Class A	683	12,233
Swift Transporation Co. - Class A (a) (b)	587	14,300
TransDigm Group Inc.	51	12,686
WABCO Holdings Inc. (b)	100	10,561
Wabtec Corp. (a)	157	13,056
Watsco Inc.	77	11,444
		250,520
Information Technology 27.4%
Aspen Technology Inc. (b)	314	17,178
Booz Allen Hamilton Holding Corp. - Class A	498	17,956
Cavium Inc. (a) (b)	191	11,949
Cirrus Logic Inc. (b)	140	7,929
Cognex Corp.	277	17,618
CommVault Systems Inc. (b)	265	13,618
CoStar Group Inc. (b)	73	13,787
Cray Inc. (b)	258	5,346
EPAM Systems Inc. (b)	158	10,130
Euronet Worldwide Inc. (b)	189	13,722
ExlService Holdings Inc. (b)	223	11,267
Fair Isaac Corp.	136	16,223
Guidewire Software Inc. (b)	253	12,459
Integrated Device Technology Inc. (b)	488	11,496
Littelfuse Inc.	90	13,732
Manhattan Associates Inc. (b)	260	13,801
MicroStrategy Inc. - Class A (b)	80	15,848
MKS Instruments Inc.	326	19,371
Monolithic Power Systems Inc.	250	20,459
Pandora Media Inc. (a) (b)	550	7,170
Power Integrations Inc.	230	15,585
Proofpoint Inc. (a) (b)	150	10,600
Q2 Holdings Inc. (a) (b)	390	11,245
Qualys Inc. (b)	322	10,206

See accompanying Notes to Financial Statements.

67

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
RealPage Inc. (b)	375	11,261
Silicon Laboratories Inc. (b)	235	15,256
SYNNEX Corp. (a)	101	12,264
Take-Two Interactive Software Inc. (b)	341	16,792
Trimble Inc. (b)	314	9,461
Ultimate Software Group Inc. (b)	85	15,551
Verint Systems Inc. (b)	198	6,967
Zebra Technologies Corp. - Class A (b)	168	14,393
		420,640
Materials 3.2%
Berry Plastics Group Inc. (b)	335	16,315
Martin Marietta Materials Inc.	93	20,519
PolyOne Corp.	380	12,175
		49,009
Real Estate 2.0%
CubeSmart	378	10,129
Highwoods Properties Inc.	198	10,082
Physicians Realty Trust	540	10,239
		30,450
Telecommunication Services 1.3%
SBA Communications Corp. (b)	200	20,654
Total Common Stocks (cost $1,298,810)		1,487,205
SHORT TERM INVESTMENTS 6.1%
Investment Companies 4.4%
JNL Money Market Fund, 0.34% (c) (d)	67,872	67,872
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	25,804	25,804
Total Short Term Investments (cost $93,676)		93,676
Total Investments 103.0% (cost $1,392,486)		1,580,881
Other Assets and Liabilities, Net (3.0)%		(45,874)
Total Net Assets 100.0%		$1,535,007

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 91.9%
Brazil 4.4%
AES Tiete Energia SA	56	$240
AMBEV SA	1,107	5,580
Banco Bradesco SA	197	1,764
Banco do Brasil SA	203	1,748
Banco Santander Brasil SA	95	865
BB Seguridade Participacoes SA	163	1,418
BM&F Bovespa SA	408	2,067
BR Malls Participacoes SA (a)	132	485
BRF SA	143	2,116
CCR SA	214	1,050
Centrais Eletricas Brasileiras SA (a)	48	336
CETIP SA	51	704
Cia de Saneamento Basico do Estado de Sao Paulo	80	703
Cia Siderurgica Nacional SA (a)	143	477
Cielo SA	240	2,060
Cosan SA Industria e Comercio	30	350
CPFL Energia SA	49	378
Duratex SA	64	133
Embraer SA	157	771
Energias do Brasil SA	64	262
Engie Brasil Energia SA	41	437
Equatorial Energia SA	46	764
Fibria Celulose SA	55	539
Hypermarcas SA	81	653
JBS SA	165	577
Klabin SA	132	719
Kroton Educacional SA	327	1,340
Localiza Rent a Car SA	35	364
Lojas Americanas SA	36	139
Lojas Renner SA	156	1,113
	Shares/Par†	Value
M Dias Branco SA	8	283
Multiplan Empreendimentos Imobiliarios SA	19	343
Natura Cosmeticos SA	40	281
Odontoprev SA	62	240
Petroleo Brasileiro SA (a)	706	3,674
Porto Seguro SA	23	187
Qualicorp SA	51	302
Raia Drogasil SA	57	1,064
Rumo Logistica Operadora Multimodal SA (a)	191	361
Sul America SA	41	228
Tim Participacoes SA	200	482
Ultrapar Participacoes SA	85	1,791
Vale SA	306	2,417
WEG SA	132	628
		42,433
Chile 1.1%
	5,095	472
AES Gener SA	646	231
Aguas Andinas SA - Class A	649	338
Banco de Chile	5,857	686
Banco de Credito e Inversiones	9	447
Banco Santander Chile	15,876	883
Cencosud SA	344	966
Cia Cervecerias Unidas SA	32	333
Colbun SA	2,029	399
Empresa Nacional de Electricidad SA	719	475
Empresas CMPC SA	316	646
Empresas COPEC SA	113	1,083
Enel Americas SA	6,301	1,024
ENTEL Chile SA (a)	31	324
Itau CorpBanca	40,279	338
Lan Airlines SA (a)	71	600
S.A.C.I. Falabella	146	1,158
		10,403
China 21.2%
3SBio Inc. (a)	211	205
58.Com Inc. - Class A - ADR (a) (b)	18	511
AAC Technologies Holdings Inc.	178	1,611
Air China Ltd. - Class H	448	285
Alibaba Group Holding Ltd. - ADS (a)	264	23,226
Alibaba Health Information Technology Ltd. (a)	802	402
Alibaba Pictures Group Ltd. (a) (b)	2,610	423
Aluminum Corp. of China Ltd. - Class H (a) (b)	962	394
Anhui Conch Cement Co. Ltd. - Class H	279	755
Baidu.com - Class A - ADR (a)	64	10,515
Bank of China Ltd. - Class H	18,710	8,250
Bank of Communications Co. Ltd. - Class H	2,083	1,498
Beijing Capital International Airport Co. Ltd. - Class H	334	337
Beijing Enterprises Holdings Ltd.	119	560
Brilliance China Automotive Holdings Ltd.	690	946
BYD Co. Ltd. - Class H (b)	151	789
China CITIC Bank Corp. Ltd. - Class H	2,037	1,289
China Coal Energy Co. - Class H (a)	422	199
China Communications Constructions Co. Ltd. - Class H	1,041	1,189
China Conch Venture Holdings Ltd.	317	563
China Construction Bank Corp. - Class H	19,846	15,199
China Huarong Asset Management Co. Ltd. - Class H (a) (b)	1,161	417
China Huishan Dairy Holdings Co. Ltd. (b)	946	367
China Life Insurance Co. Ltd. - Class H	1,756	4,540
China Longyuan Power Group Corp. - Class H	751	584
China Merchants Holdings International Co. Ltd. (b)	310	767
China Minsheng Banking Corp. Ltd. - Class H	1,360	1,447
China Mobile Ltd.	1,449	15,280
China National Building Material Co. Ltd. - Class H	622	301
China Pacific Insurance Group Co. Ltd. - Class H	621	2,150
China Petroleum & Chemical Corp. - Class H	6,004	4,229
China Railway Construction Corp. Ltd. - Class H	453	581
China Railway Group Ltd. - Class H	904	739
China Shenhua Energy Co. Ltd. - Class H	786	1,469
China Southern Airlines Co. Ltd. - Class H	442	229
China Telecom Corp. Ltd. - Class H	3,328	1,527
Chongqing Changan Automobile Co. Ltd. - Class B	204	291

See accompanying Notes to Financial Statements.

68

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Chongqing Rural Commercial Bank - Class H	611	357
CITIC Securities Co. Ltd. - Class H	514	1,040
CNOOC Ltd.	4,216	5,239
Country Garden Holdings Co. Ltd.	1,382	771
CRRC Corp. Ltd. - Class H	977	873
Ctrip.com International Ltd. - ADR (a)	88	3,520
Dongfeng Motor Group Co. Ltd. - Class H	612	595
ENN Energy Holdings Ltd.	188	772
Far East Horizon Ltd.	485	414
Fosun International Ltd.	624	879
Fullshare Holdings Ltd. (a)	1,587	740
Fuyao Glass Industry Group Co. Ltd. - Class H	101	311
GF Securities Co. Ltd. - Class H	324	672
Great Wall Motor Co. Ltd. - Class H (b)	725	673
Guangzhou Automobile Group Co. Ltd. - Class H	524	632
Guangzhou R&F Properties Co. Ltd. - Class H	234	282
Haitian International Holdings Ltd.	137	268
Hengan International Group Co. Ltd.	173	1,267
Huaneng Power International Inc. - Class H	1,002	661
Huaneng Renewables Corp. Ltd. - Class H	854	276
Huatai Securities Co. Ltd. - Class H	352	667
Industrial & Commercial Bank of China Ltd. - Class H	17,370	10,357
JD.com Inc. - Class A - ADR (a)	158	4,014
Jiangsu Expressway Co. Ltd. - Class H	311	392
Jiangxi Copper Co. Ltd. - Class H	316	439
NetEase.com Inc. - ADR	19	4,017
New Oriental Education & Technology Group - ADR (a)	32	1,334
PetroChina Co. Ltd. - Class H	4,951	3,677
Ping An Insurance Group Co. of China Ltd. - Class H	1,229	6,106
Qunar Cayman Islands Ltd. - Class B - ADR (a)	8	238
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	410	273
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	199	290
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	171	391
Shenzhou International Group Holdings Ltd.	126	794
Sina Corp. (a)	13	795
Sinopec Engineering Group Co Ltd - Class H	273	228
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	774	418
Sinopharm Group Co. Ltd. - Class H	276	1,130
Soho China Ltd.	470	231
Sun Art Retail Group Ltd. (b)	603	529
Sunac China Holdings Ltd. (b)	433	359
TAL Education Group - ADS (a)	10	734
Tencent Holdings Ltd.	1,338	32,448
Tingyi Cayman Islands Holding Corp. (b)	493	597
Travelsky Technology Ltd. - Class H	237	497
Tsingtao Brewery Co. Ltd. - Class H	96	362
Vipshop Holdings Ltd. - ADR (a)	93	1,025
Want Want China Holdings Ltd. (b)	1,293	826
Weibo Corp. - ADR (a) (b)	7	292
Weichai Power Co. Ltd. - Class H	235	360
Yanzhou Coal Mining Co. Ltd. - Class H	402	273
Yum China Holdings Inc. (a)	97	2,536
YY Inc. - Class A - ADS (a)	7	273
Zhejiang Expressway Co. Ltd. - Class H	370	352
Zhuzhou CSR Times Electric Co. Ltd. - Class H	128	646
Zijin Mining Group Co. Ltd. - Class H	1,372	438
ZTE Corp. - Class H	152	264
		202,908
Colombia 0.3%
Cementos Argos SA	115	455
Corp. Financiera Colombiana SA	21	256
Ecopetrol SA (a)	1,077	495
Grupo Argos SA	76	488
Grupo de Inversiones Suramericana SA	58	735
Interconexion Electrica SA	92	307
		2,736
Czech Republic 0.2%
CEZ A/S	38	637
Komercni Banka A/S	20	679
Moneta Money Bank A/S (a)	76	244
	Shares/Par†	Value
Telefonica O2 Czech Republic AS	13	127
		1,687
Egypt 0.1%
Commercial International Bank Egypt SAE	256	1,031
Global Telecom Holding (a)	674	267
Talaat Moustafa Group	203	102
		1,400
Greece 0.4%
Alpha Bank AE (a)	317	633
Eurobank Ergasias SA (a)	436	296
Folli Follie SA (a)	9	182
Hellenic Telecommunications Organization SA	59	558
JUMBO SA	25	393
National Bank of Greece SA (a)	1,323	345
OPAP SA	49	437
Piraeus Bank SA (a)	1,564	343
Titan Cement Co. SA	10	230
		3,417
Hong Kong 4.5%
Agricultural Bank of China Ltd. - Class H	5,710	2,330
ANTA Sports Products Ltd.	242	719
AviChina Industry & Technology Co. Ltd. - Class H (b)	510	350
Beijing Enterprises Water Group Ltd. (b)	1,004	665
Belle International Holdings Ltd.	1,492	836
CGN Power Co. Ltd.	2,587	707
China Cinda Asset Management Co. Ltd. - Class H	2,045	736
China Communication Services Corp. Ltd. - Class H	610	388
China Everbright Bank Co. Ltd. - Class H	717	325
China Everbright International Ltd.	568	641
China Everbright Ltd.	232	439
China Evergrande Group (b)	1,009	625
China Galaxy Securities Co. Ltd. - Class H	649	582
China Gas Holdings Ltd.	421	570
China Jinmao Holdings Group Ltd.	882	237
China Medical System Holdings Ltd.	301	475
China Mengniu Dairy Co. Ltd.	654	1,255
China Merchants Bank Co. Ltd. - Class H	925	2,157
China Oilfield Services Ltd. - Class H (b)	464	428
China Overseas Land & Investment Ltd.	910	2,395
China Power International Development Ltd. (b)	678	245
China Resources Enterprise Ltd. (a)	380	753
China Resources Gas Group Ltd.	200	560
China Resources Land Ltd.	665	1,487
China Resources Power Holdings Co. Ltd.	489	774
China State Construction International Holdings Ltd.	400	596
China Taiping Insurance Holdings Co. Ltd. (a)	371	761
China Unicom Hong Kong Ltd.	1,441	1,668
China Vanke Co. Ltd. - Class H	298	677
CITIC Pacific Ltd.	1,064	1,515
COSCO Shipping Ports Ltd.	374	375
CSPC Pharmaceutical Group Ltd.	1,008	1,073
GCL New Energy Holdings (b)	3,119	373
Geely Automobile Holdings Ltd.	1,215	1,155
GOME Electrical Appliances Holdings Ltd. (b)	2,812	340
Guangdong Investment Ltd.	692	911
Haier Electronics Group Co. Ltd.	298	468
Haitong Securities Co. Ltd. - Class H	707	1,205
Hanergy Thin Film Power Group Ltd. (a) (c)	3,098	850
HengTen Networks Group Ltd. (a)	5,192	260
Kingsoft Corp Ltd. (b)	166	339
Kunlun Energy Co. Ltd.	714	532
Lenovo Group Ltd. (b)	1,736	1,047
Longfor Properties Co. Ltd.	349	442
New China Life Insurance Co. Ltd. - Class H	180	819
Nine Dragons Paper Holdings Ltd.	419	378
People's Insurance Co. Group of China Ltd. - Class H	1,628	638
PICC Property & Casualty Co. Ltd. - Class H	1,081	1,672
Semiconductor Manufacturing International Corp. (a) (b)	618	966
Shanghai Electric Group Co. Ltd. - Class H (a)	658	293
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (b)	105	321
Shanghai Industrial Holdings Ltd.	105	283

See accompanying Notes to Financial Statements.

69

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Shimao Property Holdings Ltd. (b)	295	383
Sino Biopharmaceutical	1,015	712
Sino-Ocean Group Holding Ltd.	698	311
Sinotrans Ltd. - Class H	425	189
Sunny Optical Technology Group Co. Ltd.	167	728
		42,959
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	9	630
OTP Bank Plc	56	1,608
Richter Gedeon Nyrt	32	676
		2,914
India 8.1%
ACC Ltd.	11	223
Adani Ports & Special Economic Zone Ltd.	190	748
Ambuja Cements Ltd.	129	392
Apollo Hospitals Enterprise Ltd.	17	290
Ashok Leyland Ltd.	275	324
Asian Paints Ltd.	69	910
Aurobindo Pharma Ltd.	60	593
Axis Bank Ltd.	395	2,604
Bajaj Auto Ltd.	20	782
Bajaj Finance Ltd.	41	505
Bajaj Finserv Ltd.	8	357
Bharat Forge Ltd.	23	308
Bharat Heavy Electricals Ltd.	148	263
Bharat Petroleum Corp. Ltd.	119	1,109
Bharti Airtel Ltd.	231	1,038
Bharti Infratel Ltd.	128	647
Bosch Ltd.	2	536
Cadila Healthcare Ltd.	42	218
Cairn India Ltd.	113	401
Cipla Ltd.	80	673
Coal India Ltd.	160	703
Container Corp. of India Ltd.	9	149
Dabur India Ltd.	130	532
Divi's Laboratories Ltd.	17	199
Dr. Reddy's Laboratories Ltd.	28	1,246
Eicher Motors Ltd.	3	1,055
GAIL India Ltd.	71	456
Glenmark Pharmaceuticals Ltd.	36	475
Godrej Consumer Products Ltd.	27	603
Havells India Ltd.	54	270
HCL Technologies Ltd.	135	1,646
Hero Motocorp Ltd.	12	526
Hindalco Industries Ltd.	259	585
Hindustan Petroleum Corp. Ltd.	94	611
Hindustan Unilever Ltd.	156	1,892
Housing Development Finance Corp.	356	6,596
ICICI Bank Ltd.	260	974
Idea Cellular Ltd.	299	326
IDFC Bank Ltd.	305	268
Indiabulls Housing Finance Ltd.	65	623
Infosys Ltd.	434	6,442
ITC Ltd.	798	2,834
JSW Steel Ltd.	19	457
Larsen & Toubro Ltd.	77	1,529
LIC Housing Finances Ltd.	67	548
Lupin Ltd.	52	1,143
Mahindra & Mahindra Financial Services Ltd.	65	257
Mahindra & Mahindra Ltd.	89	1,549
Marico Ltd.	102	389
Maruti Suzuki India Ltd.	25	1,968
Motherson Sumi Systems Ltd.	99	477
Nestle India Ltd.	6	499
NTPC Ltd.	404	979
Oil & Natural Gas Corp. Ltd.	302	848
Piramal Healthcare Ltd.	18	431
Power Finance Corp. Ltd.	173	310
Reliance Industries Ltd.	306	4,867
Sesa Sterlite Ltd.	232	731
Shree Cement Ltd.	2	481
Shriram Transport Finance Co. Ltd.	36	446
Siemens Ltd.	17	286
State Bank of India	367	1,346
	Shares/Par†	Value
Sun Pharmaceutical Industries Ltd.	227	2,101
Tata Consultancy Services Ltd.	110	3,838
Tata Motors Ltd.	375	2,597
Tata Motors Ltd. - Class A	88	387
Tata Power Co. Ltd.	228	254
Tata Steel Ltd.	68	389
Tech Mahindra Ltd.	53	381
Titan Industries Ltd.	68	325
Ultratech Cement Ltd.	21	982
United Phosphorus Ltd.	88	839
United Spirits Ltd. (a)	17	476
Wipro Ltd.	140	981
Yes Bank Ltd.	72	1,227
Zee Entertainment Enterprises Ltd.	144	956
		77,206
Indonesia 2.5%
Adaro Energy Tbk PT	3,478	434
AKR Corporindo Tbk PT	419	186
Astra International Tbk PT	4,792	2,930
Bank Central Asia Tbk PT	2,897	3,324
Bank Danamon Indonesia Tbk PT - Class A	852	234
Bank Mandiri Persero Tbk PT	2,156	1,846
Bank Negara Indonesia Persero Tbk PT	1,643	671
Bank Rakyat Indonesia Persero Tbk PT	2,589	2,236
Bumi Serpong Damai PT	1,999	259
Charoen Pokphand Indonesia Tbk PT	1,694	387
Gudang Garam Tbk PT	115	546
Hanjaya Mandala Sampoerna Tbk PT	2,160	613
Indofood CBP Sukses Makmur Tbk PT	583	370
Indofood Sukses Makmur Tbk	1,062	622
Jasa Marga Persero Tbk PT	382	122
Kalbe Farma Tbk PT	4,695	526
Lippo Karawaci Tbk PT	4,014	214
Matahari Department Store Tbk PT	585	655
Media Nusantara Citra Tbk PT	1,272	165
Pakuwon Jati Tbk PT	4,966	207
Perusahaan Gas Negara PT	2,591	517
PT Indocement Tunggal Prakarsa Tbk	376	429
Semen Gresik Persero Tbk PT	729	494
Summarecon Agung Tbk PT	2,328	228
Surya Citra Media Tbk PT	1,483	307
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,945	3,514
Tower Bersama Infrastructure Tbk PT	602	222
Unilever Indonesia Tbk PT	360	1,037
United Tractors Tbk PT	412	648
Waskita Karya Persero Tbk PT	987	186
XL Axiata Tbk PT (a)	943	161
		24,290
Malaysia 2.4%
AirAsia BHD	323	165
Alliance Financial Group Bhd	275	228
AMMB Holdings Bhd	425	408
Astro Malaysia Holdings Bhd	383	222
Axiata Group Bhd	599	630
Berjaya Sports Toto Bhd	126	83
British American Tobacco Malaysia Bhd	38	373
CIMB Group Holdings Bhd	735	737
Dialog Group BHD	791	272
DiGi.Com Bhd	847	912
Felda Global Ventures Holdings Bhd	253	87
Gamuda Bhd	353	375
Genting Bhd	553	985
Genting Malaysia Bhd	690	705
Genting Plantations Bhd	46	111
HAP Seng Consolidated Bhd	148	291
Hartalega Holdings Bhd	175	188
Hong Leong Bank Bhd	154	462
Hong Leong Financial Group Bhd	62	196
IHH Healthcare Bhd	756	1,071
IJM Corp. Bhd	651	464
IOI Corp.	569	557
IOI Properties Group Sdn Bhd	395	185
Kuala Lumpur Kepong Bhd	99	528
Lafarge Malayan Cement Bhd	75	120

See accompanying Notes to Financial Statements.

70

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Malayan Banking Bhd	794	1,450
Malaysia Airports Holdings Bhd	169	228
Maxis Bhd	436	581
MISC Bhd	251	412
Petronas Chemicals Group Bhd	572	889
Petronas Dagangan Bhd	53	279
Petronas Gas BHD	172	815
PPB Group Bhd	125	442
Public Bank Bhd	637	2,799
RHB Bank Bhd	161	169
RHB Bank Bhd (c)	124	—
Sapurakencana Petroleum Bhd	922	331
Sime Darby Bhd	545	982
Telekom Malaysia Bhd	283	375
Tenaga Nasional Bhd	783	2,424
UMW Holdings Bhd	120	122
Westports Holdings Bhd	214	205
YTL Corp. Bhd	994	344
YTL Power International Bhd	445	148
		23,350
Mexico 2.9%
Alfa SAB de CV - Class A	673	833
America Movil SAB de CV - Class L	7,670	4,817
Arca Continental SAB de CV	97	502
Coca-Cola Femsa SAB de CV - Class L	108	683
El Puerto de Liverpool SAB de CV - Class C-1	47	336
Fibra Uno Administracion SA de CV	615	940
Fomento Economico Mexicano SAB de CV	427	3,251
Gentera SAB de CV	218	351
Gruma SAB de CV - Class B	52	661
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	79	650
Grupo Aeroportuario del Sureste SAB de CV - Class B	52	745
Grupo Bimbo SAB de CV - Class A	402	910
Grupo Carso SAB de CV - Class A-1 (b)	146	585
Grupo Financiero Banorte SAB de CV - Class O	595	2,930
Grupo Financiero Inbursa SAB de CV - Class O (b)	578	876
Grupo Financiero Santander Mexico SAB de CV - Class B	416	599
Grupo Lala SAB de CV - Class B	144	210
Grupo Mexico SAB de CV - Class B	920	2,499
Industrias Penoles SAB de CV	31	578
Infraestructura Energetica Nova SAB de CV - Class I	124	540
Kimberly-Clark de Mexico SAB de CV - Class A	342	615
Mexichem SAB de CV (b)	245	556
OHL Mexico SAB de CV	188	185
Promotora y Operadora de Infraestructura SAB de CV	63	527
Southern Copper Corp.	20	634
Wal-Mart de Mexico SAB de CV	1,261	2,257
		28,270
Netherlands 0.4%
Steinhoff International Holdings NV	698	3,620
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	45	505
Credicorp Ltd.	16	2,502
		3,007
Philippines 1.2%
Aboitiz Equity Ventures Inc.	454	647
Aboitiz Power Corp.	377	316
Alliance Global Group Inc.	516	133
Ayala Corp.	59	863
Ayala Land Inc.	1,720	1,105
Bank of the Philippine Islands	186	333
BDO Unibank Inc.	407	917
DMCI Holdings Inc.	1,114	297
Energy Development Corp.	2,189	227
Globe Telecom Inc.	8	228
GT Capital Holdings Inc.	18	456
International Container Terminal Services Inc.	124	179
JG Summit Holdings Inc.	662	899
Jollibee Foods Corp.	97	377
Megaworld Corp.	2,713	194
	Shares/Par†	Value
Metro Pacific Investments Corp.	2,988	400
Metropolitan Bank & Trust Co.	166	243
PLDT Inc.	25	680
Robinsons Land Corp.	361	189
Security Bank Corp.	29	111
SM Investments Corp.	56	740
SM Prime Holdings Inc.	2,063	1,175
Universal Robina Corp.	194	639
		11,348
Poland 1.1%
Alior Bank SA (a)	20	255
Bank Handlowy w Warszawie SA	7	132
Bank Millennium SA (a)	129	160
Bank Pekao SA	37	1,122
Bank Zachodni WBK SA	8	587
CCC SA	7	353
Cyfrowy Polsat SA (a)	43	253
Eurocash SA	18	171
Grupa Azoty SA	10	156
Grupa Lotos SA (a)	22	204
Jastrzebska Spolka Weglowa SA (a)	12	194
KGHM Polska Miedz SA	33	732
LPP SA	-	405
mBank (a)	3	278
PGE SA	193	482
Polski Koncern Naftowy Orlen S.A.	74	1,507
Polskie Gornictwo Naftowe i Gazownictwo SA	425	571
Powszechna Kasa Oszczednosci Bank Polski SA	212	1,424
Powszechny Zaklad Ubezpieczen SA	133	1,051
Synthos SA	139	151
Tauron Polska Energia SA (a)	256	174
Telekomunikacja Polska SA	164	215
		10,577
Qatar 0.9%
Barwa Real Estate Co.	19	171
Commercial Bank of Qatar QSC	43	384
Doha Bank QSC	28	268
Ezdan Holding Group QSC	189	781
Industries Qatar QSC	37	1,207
Masraf Al Rayan	84	862
Ooredoo QSC	20	546
Qatar Electricity & Water Co.	6	396
Qatar Gas Transport Co. Ltd.	60	379
Qatar Insurance Co.	28	641
Qatar Islamic Bank SAQ	16	445
Qatar National Bank	49	2,202
		8,282
Romania 0.1%
New Europe Property Investments Plc	54	627
Russian Federation 4.1%
Alrosa AO	599	953
Gazprom OAO	2,780	7,001
Inter RAO UES PJSC	7,289	457
Lukoil OAO	100	5,625
Magnit PJSC - GDR	72	3,181
MMC Norilsk Nickel OJSC	13	2,166
Mobile Telesystems PJSC - ADR	121	1,100
Moscow Exchange MICEX-RTS OAO	337	691
NovaTek OAO - GDR	21	2,763
Phosagro OAO - GDR	21	324
Rosneft PJSC	271	1,778
Rostelecom PJSC	182	250
RusHydro JSC	31,003	468
Sberbank of Russia	2,542	7,175
Severstal PAO	49	756
Sistema JSFC - GDR	34	310
Surgutneftegas OAO	1,824	921
Tatneft OAO	338	2,353
VTB Bank OJSC	1,199,735	1,447
		39,719
South Africa 6.4%
African Bank Investments Ltd. (a) (c)	281	—
Anglo American Platinum Ltd. (a) (b)	11	219

See accompanying Notes to Financial Statements.

71

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
AngloGold Ashanti Ltd. (a)	96	1,017
Aspen Pharmacare Holdings Ltd.	86	1,777
Barclays Africa Group Ltd.	99	1,219
Bid Corp. Ltd.	79	1,394
Bidvest Group Ltd. (b)	78	1,028
Brait SA	76	480
Capitec Bank Holdings Ltd.	11	532
Coronation Fund Managers Ltd.	53	271
Discover Ltd.	82	680
Exxaro Resources Ltd. (b)	32	207
FirstRand Ltd.	797	3,076
Fortress Income Fund Ltd. - Class A	237	285
Fortress Income Fund Ltd. - Class B	170	401
Foschini Group Ltd.	49	560
Gold Fields Ltd.	202	611
Growthpoint Properties Ltd.	498	937
Hyprop Investments Ltd.	57	488
Impala Platinum Holdings Ltd. (a)	147	452
Imperial Holdings Ltd. (b)	35	461
Investec Ltd.	51	333
Liberty Holdings Ltd.	28	230
Life Healthcare Group Holdings Ltd.	232	550
Massmart Holdings Ltd.	28	257
MMI Holdings Ltd.	248	423
Mondi Ltd.	28	577
Mr Price Group Ltd. (b)	55	632
MTN Group Ltd.	392	3,588
Naspers Ltd. - Class N	103	15,054
Nedbank Group Ltd.	46	791
Netcare Ltd.	228	530
Pick n Pay Stores Ltd. (b)	87	401
Pioneer Foods Ltd.	31	343
PSG Group Ltd.	20	310
Rand Merchant Investment Holdings Ltd.	159	458
Redefine Properties Ltd.	1,070	872
Remgro Ltd.	125	2,028
Resilient REIT Ltd.	70	587
RMB Holdings Ltd.	164	795
Sanlam Ltd.	324	1,481
Sappi Ltd. (a) (b)	129	840
Sasol Ltd.	130	3,740
Shoprite Holdings Ltd.	104	1,303
Sibanye Gold Ltd.	183	329
Spar Group Ltd.	46	669
Standard Bank Group Ltd.	306	3,368
Telkom SA Ltd.	61	327
Tiger Brands Ltd.	40	1,149
Truworths International Ltd. (b)	100	579
Tsogo Sun Holdings Ltd.	78	157
Vodacom Group Ltd.	91	1,005
Woolworths Holdings Ltd.	233	1,205
		61,006
South Korea 13.2%
Amorepacific Corp.	8	1,996
AMOREPACIFIC Group	6	691
BGF retail Co. Ltd.	4	293
BNK Financial Group Inc.	60	433
Celltrion Inc. (a)	19	1,649
Cheil Worldwide Inc.	16	211
CJ CheilJedang Corp.	2	533
CJ Corp.	4	544
CJ E&M Corp.	4	226
CJ Korea Express Co. Ltd. (a)	1	221
Coway Co. Ltd.	13	956
Daelim Industrial Co. Ltd.	6	457
Daewoo Engineering & Construction Co. Ltd. (a)	24	101
Daum Communications Corp.	7	443
DGB Financial Group Inc.	42	338
Dongbu Insurance Co. Ltd.	11	590
Dongsuh Cos. Inc.	7	155
Doosan Heavy Industries and Construction Co. Ltd.	10	214
E-Mart Co. Ltd.	5	733
GS Engineering & Construction Corp. (a)	12	266
GS Holdings Corp.	12	558
	Shares/Par†	Value
GSretail Co. Ltd.	6	255
Hana Financial Group Inc.	68	1,742
Hankook Tire Co. Ltd.	17	811
Hanmi Pharm Co. Ltd.	1	303
Hanmi Science Co. Ltd.	3	151
Hanon Systems	41	348
Hanssem Co. Ltd.	2	395
Hanwha Chem Corp.	25	513
Hanwha Corp.	11	314
Hanwha Techwin Co. Ltd.	8	304
Honam Petrochemical Corp.	4	1,147
Hotel Shilla Co. Ltd.	8	332
Hyosung Corp.	5	597
Hyundai Department Store Co. Ltd.	4	361
Hyundai Development Co.	13	473
Hyundai Engineering & Construction Co. Ltd.	17	605
Hyundai Glovis Co. Ltd.	4	548
Hyundai Heavy Industries Co. Ltd. (a)	10	1,210
Hyundai Marine & Fire Insurance Co. Ltd.	16	413
Hyundai Mobis	16	3,525
Hyundai Motor Co.	36	4,317
Hyundai Steel Co.	19	896
Hyundai Wia Corp.	3	201
Industrial Bank of Korea	63	666
Kangwon Land Inc.	29	854
KB Financial Group Inc.	95	3,345
KCC Corp.	1	424
KEPCO Plant Service & Engineering Co. Ltd.	6	254
Kia Motors Corp.	62	2,005
Korea Aerospace Industries Ltd.	16	872
Korea Electric Power Corp.	61	2,218
Korea Gas Corp.	7	295
Korea Investment Holdings Co. Ltd.	9	323
Korea Life Insurance Co. Ltd.	60	325
Korea Zinc Co. Ltd.	2	762
Korean Air Lines Co. Ltd. (a)	9	210
KT Corp. - ADR (b)	10	135
KT&G Corp.	28	2,312
Kumho Petro chemical Co. Ltd.	4	295
LG Chem Ltd.	11	2,326
LG Corp.	22	1,103
LG Display Co. Ltd.	54	1,400
LG Electronics Inc.	25	1,049
LG Household & Health Care Ltd.	2	1,585
LG Innotek Co. Ltd.	4	266
LG Uplus Corp.	49	463
Lotte Chilsung Beverage Co. Ltd.	-	146
Lotte Confectionery Co. Ltd.	1	204
Lotte Shopping Co. Ltd.	3	494
Mirae Asset Daewoo Co. Ltd.	92	553
NCSoft Corp.	4	867
NHN Corp.	7	4,239
OCI Co. Ltd. (a)	4	247
Orion Corp.	1	447
Ottogi Corp.	-	128
POSCO	17	3,699
Posco Daewoo Corp.	11	237
S1 Corp.	4	317
Samsung Biologics Co. Ltd. (a)	4	483
Samsung C&T Corp	18	1,871
Samsung Card Co. Ltd.	9	286
Samsung Electro-Mechanics Co. Ltd.	13	540
Samsung Electronics Co. Ltd.	23	34,764
Samsung Fire & Marine Insurance Co. Ltd.	8	1,758
Samsung Heavy Industries Co. Ltd. (a)	52	399
Samsung Life Insurance Co. Ltd.	17	1,551
Samsung SDI Co Ltd.	13	1,177
Samsung SDS Co. Ltd.	8	932
Samsung Securities Co. Ltd.	13	350
Shinhan Financial Group Co. Ltd.	101	3,794
Shinsegae Co. Ltd.	2	253
SK C&C Co. Ltd.	11	2,054
SK Hynix Inc.	138	5,066
SK Innovation Co. Ltd.	15	1,857
SK Networks Co. Ltd.	22	128

See accompanying Notes to Financial Statements.

72

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
SK Telecom Co. Ltd.	5	871
S-Oil Corp.	11	748
Woori Bank	76	798
Woori Investment & Securities Co. Ltd.	33	261
Yuhan Corp.	2	341
		126,716
Taiwan 11.8%
Acer Inc.	697	282
Advanced Semiconductor Engineering Inc. (b)	1,497	1,526
Advantech Co. Ltd.	77	608
Asia Cement Corp.	541	440
Asia Pacific Telecom Co. Ltd. (a)	424	136
Asustek Computer Inc.	166	1,359
AU Optronics Corp.	1,950	708
Casetek Holdings Ltd.	32	84
Catcher Technology Co. Ltd.	156	1,075
Cathay Financial Holding Co. Ltd.	1,926	2,863
Chailease Holding Co. Ltd.	237	405
Chang Hwa Commercial Bank	1,172	622
Cheng Shin Rubber Industry Co. Ltd.	446	838
Chicony Electronics Co. Ltd.	124	286
Chimei Innolux Corp.	2,192	785
China Airlines Ltd.	783	225
China Development Financial Holding Corp.	3,212	800
China Life Insurance Co. Ltd.	871	861
China Steel Corp. (b)	2,777	2,111
Chinatrust Financial Holding Co. Ltd.	4,125	2,250
Chunghwa Telecom Co. Ltd.	885	2,779
Compal Electronics Inc.	935	534
Delta Electronics Inc.	461	2,267
E. Sun Financial Holding Co. Ltd.	1,897	1,077
Eclat Textile Co. Ltd.	43	448
Eva Airways Corp.	430	194
Evergreen Marine Corp Taiwan Ltd. (a)	367	126
Far Eastern New Century Corp.	741	555
Far EasTone Telecommunications Co. Ltd.	394	886
Feng Tay Enterprise Co. Ltd.	76	282
First Financial Holding Co. Ltd.	2,217	1,180
Formosa Chemicals & Fibre Corp.	780	2,322
Formosa Petrochemical Corp.	264	914
Formosa Plastics Corp.	977	2,692
Formosa Taffeta Co. Ltd.	148	135
Foxconn Technology Co. Ltd. (b)	210	552
Fubon Financial Holding Co. Ltd.	1,558	2,456
Giant Manufacturing Co. Ltd.	68	385
Highwealth Construction Corp.	194	273
Hiwin Technologies Corp.	46	209
Hon Hai Precision Industry Co. Ltd.	3,644	9,478
Hotai Motor Co. Ltd.	57	650
HTC Corp.	162	395
Hua Nan Financial Holdings Co. Ltd.	1,726	868
Inventec Co. Ltd.	636	434
Largan Precision Co. Ltd.	24	2,797
Lite-On Technology Corp.	503	756
MediaTek Inc.	352	2,353
Mega Financial Holdings Co. Ltd.	2,572	1,829
Merida Industry Co. Ltd.	51	226
Micro-Star International Co. Ltd.	148	336
Nan Ya Plastics Corp.	1,132	2,493
Nanya Technology Corp.	149	222
Nien Made Enterprise Co. Ltd.	31	318
Novatek Microelectronics Corp.	142	466
OBI Pharma Inc. (a)	28	246
Pegatron Corp.	465	1,106
Phison Electronics Corp.	29	228
Pou Chen Corp.	512	636
Powertech Technology Inc.	165	444
President Chain Store Corp.	140	1,001
Quanta Computer Inc.	645	1,202
Realtek Semiconductor Corp.	107	338
Ruentex Development Co. Ltd. (a)	192	219
Ruentex Industries Ltd.	151	250
Shin Kong Financial Holding Co. Ltd. (a) (b)	1,790	437
Siliconware Precision Industries Co.	519	771
	Shares/Par†	Value
SinoPac Financial Holdings Co. Ltd.	2,341	658
Standard Foods Corp.	93	220
Synnex Technology International Corp.	349	350
TaiMed Biologics Inc. (a)	34	175
Taishin Financial Holding Co. Ltd.	1,999	730
Taiwan Business Bank	1,044	264
Taiwan Cement Corp.	763	829
Taiwan Cooperative Financial Holding	1,848	804
Taiwan Fertilizer Co. Ltd.	143	178
Taiwan Mobile Co. Ltd.	384	1,235
Taiwan Semiconductor Manufacturing Co. Ltd.	5,803	32,502
Teco Electric and Machinery Co. Ltd.	457	394
Transcend Information Inc.	54	143
Uni-President Enterprises Corp.	1,131	1,864
United Microelectronics Corp.	2,809	989
Vanguard International Semiconductor Corp.	203	352
Wistron Corp.	581	448
WPG Holdings Co. Ltd.	321	377
Yuanta Financial Holding Co. Ltd.	2,271	842
Yulon Motor Co. Ltd.	266	221
Zhen Ding Technology Holding Ltd.	82	160
		112,764
Thailand 2.2%
Advanced Info Service PCL - NVDR	224	918
Advanced Info Service PCL	19	79
Airports of Thailand PCL - NVDR	105	1,160
Bangkok Bank PCL - NVDR	26	116
Bangkok Bank PCL	32	144
Bangkok Dusit Medical Services PCL - NVDR	975	628
Bangkok Expressway & Metro PCL - NVDR (b)	1,682	349
Banpu PCL	128	68
Banpu PCL - NVDR	194	103
BEC World PCL - NVDR	166	77
BEC World PCL	73	34
Berli Jucker PCL - NVDR	270	378
BTS Group Holdings PCL - NVDR	1,366	326
Bumrungrad Hospital PCL - NVDR	92	462
Central Pattana PCL - NVDR	334	528
Charoen Pokphand Foods PCL	129	106
Charoen Pokphand Foods PCL - NVDR	546	449
CP ALL PCL - NVDR	900	1,569
CP ALL PCL	253	441
Delta Electronics Thailand PCL - NVDR	127	288
Electricity Generating PCL - NVDR	27	150
Energy Absolute PCL - NVDR	265	219
Glow Energy PCL - NVDR	102	225
Glow Energy PCL	12	25
Home Product Center PCL - NVDR	875	249
Indorama Ventures PCL	100	94
Indorama Ventures PCL - NVDR	199	185
IRPC PCL	198	27
IRPC PCL - NVDR	2,019	270
Kasikornbank PCL	44	217
Kasikornbank PCL - NVDR	364	1,800
KCE Electronics PCL - NVDR	61	209
Krung Thai Bank PCL	61	30
Krung Thai Bank PCL	244	120
Krung Thai Bank PCL - NVDR	516	254
Minor International PCL - NVDR (b)	475	473
PTT Exploration & Production PCL - NVDR	235	629
PTT Exploration & Production PCL	83	223
PTT Global Chemical PCL - NVDR	467	818
PTT Global Chemical PCL	44	78
PTT PCL - NVDR	200	2,071
PTT PCL	44	451
Robinson Department Store PCL - NVDR	104	184
Siam Cement PCL - NVDR	86	1,191
Siam Cement PCL	8	108
Siam Commercial Bank PCL	39	165
Siam Commercial Bank PCL - NVDR	356	1,511
Thai Oil PCL - NVDR	179	361
Thai Oil PCL	35	70
Thai Union Frozen Products PCL - NVDR	416	243
TMB Bank PCL - NVDR	2,616	153

See accompanying Notes to Financial Statements.

73

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
True Corp PCL - NVDR	2,329	464
		21,490
Turkey 1.0%
Akbank T.A.S.	514	1,138
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	248
Arcelik A/S	61	368
BIM Birlesik Magazalar A/S	50	690
Coca-Cola Icecek A/S	20	184
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	470	398
Eregli Demir ve Celik Fabrikalari TAS	303	440
Ford Otomotiv Sanayi A/S	19	161
Haci Omer Sabanci Holding A/S	216	558
KOC Holding A/S	156	609
Petkim Petrokimya Holding AS	140	147
TAV Havalimanlari Holding A/S	31	124
Tofas Turk Otomobil Fabrikasi A/S	25	176
Tupras Turkiye Petrol Rafinerileri A/S	29	580
Turk Hava Yollari (a)	107	151
Turk Telekomunikasyon A/S	112	167
Turkcell Iletisim Hizmet A/S	195	538
Turkiye Garanti Bankasi A/S	554	1,196
Turkiye Halk Bankasi A/S	155	410
Turkiye Is Bankasi - Class C	370	542
Turkiye Sise ve Cam Fabrikalari A/S	203	220
Turkiye Vakiflar Bankasi Tao	160	197
Ulker Biskuvi Sanayi A/S	35	161
Yapi ve Kredi Bankasi A/S (a)	210	204
		9,607
United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	449	842
Aldar Properties PJSC	766	547
DP World Ltd.	38	661
Dubai Islamic Bank PJSC	323	489
DXB Entertainments PJSC (a)	650	230
Emaar Malls Group PJSC	425	303
Emaar Properties PJSC	815	1,580
Emirates Telecommunications Group Co. PJSC	411	2,102
First Gulf Bank PJSC	221	773
National Bank of Abu Dhabi PJSC	169	459
		7,986
Total Common Stocks (cost $959,243)		880,722
PREFERRED STOCKS 4.7%
Brazil 3.0%
Banco Bradesco SA (d)	658	5,859
Braskem SA - Series A	37	388
Centrais Eletricas Brasileiras SA - Series B (a)	54	431
Cia Brasileira de Distribuicao Grupo Pao de Acucar	35	593
Cia Energetica de Minas Gerais	174	413
Cia Paranaense de Energia - Series B	24	201
Gerdau SA	219	727
Itau Unibanco Holding SA (d)	762	7,929
Itausa - Investimentos Itau SA	922	2,345
Lojas Americanas SA (d)	138	720
Petroleo Brasileiro SA (a) (d)	922	4,212
Suzano Papel e Celulose SA - Series A	90	392
Telefonica Brasil SA	109	1,469
Vale SA - Class A	453	3,245
		28,924
Chile 0.1%
Embotelladora Andina SA - Series B	61	226
Sociedad Quimica y Minera de Chile SA - Series B	21	610
		836
Colombia 0.2%
Bancolombia SA	105	951
Grupo Aval Acciones y Valores	760	308
Grupo de Inversiones Suramericana SA	21	255
		1,514
Mexico 0.5%
Cemex SAB de CV - Series A (a) (d)	3,336	2,669
Grupo Televisa SAB (d)	586	2,444
		5,113
	Shares/Par†	Value
Russian Federation 0.2%
AK Transneft OAO	-	1,226
Surgutneftegas OAO	1,505	787
		2,013
South Korea 0.7%
Amorepacific Corp.	2	379
Hyundai Motor Co.	6	475
Hyundai Motor Co.	8	694
LG Chem Ltd.	2	266
LG Household & Health Care Ltd.	1	233
Samsung Electronics Co. Ltd.	4	4,913
		6,960
Total Preferred Stocks (cost $50,455)		45,360
RIGHTS 0.0%
Qatar 0.0%
Commercial Bank of Qatar QSC (a) (c)	8	15
Total Rights (cost $0)		15
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.8%
JNL Money Market Fund, 0.34% (e) (f)	26,309	26,309
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	8,077	8,077
Treasury Securities 0.2%
U.S. Treasury Bill
0.51%, 03/16/17 (g)	1,675	1,673
Total Short Term Investments (cost $36,059)		36,059
Total Investments 100.4% (cost $1,045,757)		962,156
Other Derivative Instruments (0.0)%		(220)
Other Assets and Liabilities, Net (0.4)%		(3,352)
Total Net Assets 100.0%		$958,584

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(g) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 98.6%
Consumer Discretionary 11.9%
Advance Auto Parts Inc.	24	$4,006
Amazon.com Inc. (a)	129	97,026
AutoNation Inc. (a)	22	1,067
AutoZone Inc. (a)	10	7,561
Bed Bath & Beyond Inc.	55	2,236
Best Buy Co. Inc.	95	4,038
BorgWarner Inc.	71	2,794
Carmax Inc. (a) (b)	64	4,093
Carnival Plc	138	7,189
CBS Corp. - Class B	129	8,215
Charter Communications Inc. - Class A (a)	70	20,286
Chipotle Mexican Grill Inc. (a) (b)	10	3,764
Coach Inc.	94	3,283
Comcast Corp. - Class A	786	54,249
D.R. Horton Inc.	108	2,951
Darden Restaurants Inc.	41	2,980
Delphi Automotive Plc	90	6,066
Discovery Communications Inc. - Class A (a) (b)	49	1,357
Discovery Communications Inc. - Class C (a)	74	1,973
Dollar General Corp.	85	6,300
Dollar Tree Inc. (a)	76	5,859
Expedia Inc.	40	4,480
Foot Locker Inc.	45	3,155

See accompanying Notes to Financial Statements.

74

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Ford Motor Co.	1,275	15,462
Gap Inc.	75	1,680
Garmin Ltd. (b)	38	1,842
General Motors Co.	456	15,880
Genuine Parts Co.	49	4,695
Goodyear Tire & Rubber Co.	86	2,662
H&R Block Inc.	77	1,778
HanesBrands Inc. (b)	129	2,791
Harley-Davidson Inc.	58	3,400
Harman International Industries Inc.	24	2,702
Hasbro Inc. (b)	38	2,955
Home Depot Inc.	400	53,650
Interpublic Group of Cos. Inc.	131	3,061
Kohl's Corp. (b)	62	3,050
Leggett & Platt Inc.	44	2,135
Lennar Corp. - Class A	61	2,622
Limited Brands Inc.	79	5,181
LKQ Corp. (a)	99	3,047
Lowe's Cos. Inc.	286	20,347
Macy's Inc.	102	3,664
Marriott International Inc. - Class A	107	8,837
Mattel Inc.	115	3,175
McDonald's Corp.	273	33,224
Michael Kors Holdings Ltd. (a)	58	2,500
Mohawk Industries Inc. (a)	20	4,025
Netflix Inc. (a)	139	17,261
Newell Brands Inc.	157	7,012
News Corp. - Class A	124	1,418
News Corp. - Class B	33	391
Nike Inc. - Class B	441	22,396
Nordstrom Inc. (b)	42	1,993
Omnicom Group Inc. (b)	79	6,701
O'Reilly Automotive Inc. (a)	32	8,780
Priceline Group Inc. (a)	16	23,697
Pulte Homes Inc.	103	1,902
PVH Corp.	28	2,506
Ralph Lauren Corp. - Class A	19	1,737
Ross Stores Inc.	130	8,516
Royal Caribbean Cruises Ltd.	53	4,389
Scripps Networks Interactive Inc. - Class A	30	2,166
Signet Jewelers Ltd.	23	2,169
Staples Inc.	217	1,963
Starbucks Corp.	478	26,559
Target Corp. (b)	185	13,332
Tegna Inc.	75	1,601
Tiffany & Co. (b)	36	2,777
Time Warner Inc.	253	24,449
TJX Cos. Inc.	215	16,188
Tractor Supply Co.	44	3,341
TripAdvisor Inc. (a)	38	1,769
Twenty-First Century Fox Inc. - Class A	348	9,772
Twenty-First Century Fox Inc. - Class B	158	4,303
Ulta Salon Cosmetics & Fragrance Inc. (a)	19	4,901
Under Armour Inc. - Class A (a) (b)	58	1,683
Under Armour Inc. - Class C (a)	58	1,468
Urban Outfitters Inc. (a)	28	805
VF Corp.	110	5,845
Viacom Inc. - Class B	115	4,040
Walt Disney Co.	481	50,100
Whirlpool Corp.	25	4,609
Wyndham Worldwide Corp.	38	2,898
Wynn Resorts Ltd.	26	2,253
Yum! Brands Inc.	115	7,258
		764,241
Consumer Staples 9.2%
Altria Group Inc.	637	43,083
Archer-Daniels-Midland Co.	193	8,818
Brown-Forman Corp. - Class B	60	2,689
Campbell Soup Co.	63	3,821
Church & Dwight Co. Inc.	85	3,754
Clorox Co.	43	5,124
Coca-Cola Co.	1,270	52,642
Colgate-Palmolive Co.	289	18,930
ConAgra Brands Inc.	138	5,457
	Shares/Par†	Value
Constellation Brands Inc. - Class A	57	8,743
Costco Wholesale Corp.	143	22,915
Coty Inc. - Class A	154	2,824
CVS Health Corp.	350	27,624
Dr. Pepper Snapple Group Inc.	62	5,605
Estee Lauder Cos. Inc. - Class A	72	5,516
General Mills Inc.	192	11,878
Hershey Co.	47	4,892
Hormel Foods Corp.	87	3,044
JM Smucker Co. (b)	39	4,936
Kellogg Co.	81	5,975
Kimberly-Clark Corp.	117	13,386
Kraft Heinz Foods Co.	194	16,938
Kroger Co.	315	10,883
McCormick & Co. Inc.	37	3,498
Mead Johnson Nutrition Co.	61	4,290
Molson Coors Brewing Co. - Class B	59	5,736
Mondelez International Inc. - Class A	509	22,573
Monster Beverage Corp. (a)	133	5,887
PepsiCo Inc.	469	49,090
Philip Morris International Inc.	509	46,564
Procter & Gamble Co.	878	73,818
Reynolds American Inc.	268	15,018
Sysco Corp.	165	9,162
Tyson Foods Inc. - Class A	95	5,844
Walgreens Boots Alliance Inc.	281	23,240
Wal-Mart Stores Inc.	494	34,175
Whole Foods Market Inc.	106	3,246
		591,618
Energy 7.4%
Anadarko Petroleum Corp.	183	12,758
Apache Corp.	122	7,739
Baker Hughes Inc.	140	9,113
Cabot Oil & Gas Corp.	151	3,529
Chesapeake Energy Corp. (a) (b)	242	1,698
Chevron Corp.	619	72,905
Cimarex Energy Co.	32	4,289
Concho Resources Inc. (a)	48	6,344
ConocoPhillips Co.	403	20,216
Devon Energy Corp.	170	7,784
EOG Resources Inc.	189	19,080
EQT Corp.	56	3,663
Exxon Mobil Corp.	1,361	122,813
FMC Technologies Inc. (a)	74	2,630
Halliburton Co.	284	15,335
Helmerich & Payne Inc. (b)	35	2,676
Hess Corp.	86	5,342
Kinder Morgan Inc.	625	12,952
Marathon Oil Corp.	272	4,707
Marathon Petroleum Corp.	175	8,804
Murphy Oil Corp.	47	1,477
National Oilwell Varco Inc.	125	4,681
Newfield Exploration Co. (a)	64	2,578
Noble Energy Inc.	138	5,267
Occidental Petroleum Corp.	251	17,853
Oneok Inc. (b)	71	4,099
Phillips 66	146	12,580
Pioneer Natural Resources Co.	55	9,954
Range Resources Corp.	61	2,095
Schlumberger Ltd.	456	38,318
Southwestern Energy Co. (a)	159	1,720
Spectra Energy Corp.	228	9,385
Tesoro Corp.	41	3,545
Transocean Ltd. (a) (b)	126	1,860
Valero Energy Corp.	149	10,167
Williams Cos. Inc.	218	6,783
		476,739
Financials 14.9%
Affiliated Managers Group Inc. (a)	18	2,571
Aflac Inc.	136	9,481
Allstate Corp.	123	9,098
American Express Co.	254	18,830
American International Group Inc.	321	20,968
Ameriprise Financial Inc.	52	5,774

See accompanying Notes to Financial Statements.

75

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Aon Plc - Class A	88	9,775
Arthur J Gallagher & Co.	57	2,986
Assurant Inc.	20	1,884
Bank of America Corp.	3,318	73,321
Bank of New York Mellon Corp. (c)	349	16,550
BB&T Corp.	267	12,540
Berkshire Hathaway Inc. - Class B (a)	623	101,544
BlackRock Inc.	40	15,195
Capital One Financial Corp.	159	13,855
Charles Schwab Corp.	393	15,515
Chubb Ltd.	152	20,071
Cincinnati Financial Corp. (b)	50	3,813
Citigroup Inc.	936	55,637
Citizens Financial Group Inc.	171	6,090
CME Group Inc.	111	12,762
Comerica Inc.	57	3,867
Discover Financial Services	130	9,353
E*TRADE Financial Corp. (a)	92	3,181
Essex Property Trust Inc.	21	4,915
Fifth Third Bancorp	251	6,769
Franklin Resources Inc.	115	4,558
Goldman Sachs Group Inc.	121	29,091
Hartford Financial Services Group Inc.	129	6,135
Huntington Bancshares Inc.	353	4,663
Intercontinental Exchange Inc.	193	10,870
Invesco Ltd.	139	4,209
JPMorgan Chase & Co.	1,175	101,374
KeyCorp	352	6,431
Leucadia National Corp.	109	2,529
Lincoln National Corp.	76	5,058
Loews Corp.	87	4,089
M&T Bank Corp.	52	8,198
Marsh & McLennan Cos. Inc.	170	11,457
MetLife Inc.	359	19,356
Moody's Corp.	55	5,191
Morgan Stanley	474	20,018
NASDAQ Inc.	37	2,506
Navient Corp.	114	1,875
Northern Trust Corp.	71	6,300
People's United Financial Inc.	100	1,940
PNC Financial Services Group Inc.	160	18,695
Principal Financial Group Inc.	88	5,119
Progressive Corp.	188	6,676
Prudential Financial Inc.	143	14,880
Regions Financial Corp.	406	5,825
S&P Global Inc.	86	9,265
State Street Corp.	120	9,354
SunTrust Banks Inc.	161	8,852
Synchrony Financial	259	9,408
T. Rowe Price Group Inc.	82	6,144
Torchmark Corp.	35	2,608
Travelers Cos. Inc.	93	11,431
U.S. Bancorp	526	27,038
Unum Group	79	3,487
Wells Fargo & Co.	1,486	81,867
Weyerhaeuser Co.	244	7,342
Willis Towers Watson Plc	43	5,198
XL Group Ltd.	90	3,363
Zions Bancorp	65	2,809
		951,554
Health Care 13.4%
Abbott Laboratories	479	18,408
AbbVie Inc. (b)	532	33,319
Aetna Inc.	115	14,206
Agilent Technologies Inc.	108	4,902
Alexion Pharmaceuticals Inc. (a)	72	8,839
Allergan Plc (a)	123	25,765
AmerisourceBergen Corp.	55	4,316
Amgen Inc.	245	35,764
Anthem Inc.	85	12,252
Baxter International Inc.	161	7,123
Becton Dickinson & Co.	69	11,436
Biogen Inc. (a)	71	20,138
Boston Scientific Corp. (a)	444	9,606
	Shares/Par†	Value
Bristol-Myers Squibb Co.	548	32,040
Cardinal Health Inc.	106	7,662
Celgene Corp. (a)	254	29,438
Centene Corp. (a)	55	3,119
Cerner Corp. (a)	99	4,679
CIGNA Corp.	83	11,068
Cooper Cos. Inc.	16	2,784
CR Bard Inc.	24	5,388
Danaher Corp.	198	15,447
DaVita Inc. (a)	55	3,557
DENTSPLY SIRONA Inc.	78	4,507
Edwards Lifesciences Corp. (a)	69	6,509
Eli Lilly & Co.	317	23,344
Endo International Plc (a)	66	1,080
Envision Healthcare Corp. (a)	38	2,422
Express Scripts Holding Co. (a)	203	13,948
Gilead Sciences Inc.	432	30,906
HCA Holdings Inc. (a)	99	7,336
Henry Schein Inc. (a)	27	4,098
Hologic Inc. (a)	90	3,611
Humana Inc.	48	9,851
Illumina Inc. (a)	48	6,126
Intuitive Surgical Inc. (a)	13	8,054
Johnson & Johnson	895	103,070
Laboratory Corp. of America Holdings (a)	33	4,178
Mallinckrodt Plc (a)	37	1,860
McKesson Corp.	73	10,306
Medtronic Plc	452	32,196
Merck & Co. Inc.	904	53,213
Mettler-Toledo International Inc. (a)	9	3,646
Mylan NV (a)	150	5,709
Patterson Cos. Inc. (b)	27	1,105
PerkinElmer Inc.	36	1,863
Perrigo Co. Plc	47	3,922
Pfizer Inc.	1,991	64,673
Quest Diagnostics Inc.	46	4,187
Regeneron Pharmaceuticals Inc. (a)	25	9,136
St. Jude Medical Inc.	93	7,456
Stryker Corp.	102	12,174
Thermo Fisher Scientific Inc.	130	18,283
UnitedHealth Group Inc.	311	49,810
Universal Health Services Inc. - Class B	29	3,135
Varian Medical Systems Inc. (a)	32	2,851
Vertex Pharmaceuticals Inc. (a)	81	5,957
Waters Corp. (a)	27	3,591
Zimmer Biomet Holdings Inc.	65	6,732
Zoetis Inc. - Class A	161	8,616
		860,717
Industrials 10.2%
3M Co.	198	35,275
Acuity Brands Inc.	14	3,281
Alaska Air Group Inc.	40	3,550
Allegion Plc (b)	33	2,123
American Airlines Group Inc.	174	8,117
AMETEK Inc.	78	3,786
Arconic Inc.	141	2,620
Boeing Co.	190	29,565
C.H. Robinson Worldwide Inc.	46	3,357
Caterpillar Inc.	192	17,796
Cintas Corp.	29	3,325
CSX Corp.	310	11,126
Cummins Inc.	52	7,063
Deere & Co.	95	9,756
Delta Air Lines Inc.	245	12,060
Dover Corp.	50	3,784
Dun & Bradstreet Corp.	12	1,427
Eaton Corp. Plc	150	10,094
Emerson Electric Co.	209	11,648
Equifax Inc.	39	4,553
Expeditors International of Washington Inc.	61	3,224
Fastenal Co.	93	4,391
FedEx Corp.	80	14,883
Flowserve Corp. (b)	43	2,046
Fluor Corp.	43	2,243

See accompanying Notes to Financial Statements.

76

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fortive Corp.	98	5,231
Fortune Brands Home & Security Inc.	50	2,671
General Dynamics Corp.	95	16,385
General Electric Co.	2,905	91,802
Honeywell International Inc.	250	28,915
Illinois Tool Works Inc.	104	12,714
Ingersoll-Rand Plc	85	6,405
Jacobs Engineering Group Inc. (a)	36	2,073
JB Hunt Transport Services Inc.	30	2,870
Johnson Controls International Plc	306	12,623
Kansas City Southern	35	2,995
L-3 Communications Holdings Inc.	26	3,935
Lockheed Martin Corp.	83	20,656
Masco Corp.	108	3,418
Nielsen Holdings Plc	110	4,622
Norfolk Southern Corp.	98	10,600
Northrop Grumman Systems Corp.	58	13,473
PACCAR Inc. (b)	114	7,313
Parker Hannifin Corp.	45	6,259
Pentair Plc	55	3,067
Pitney Bowes Inc. (b)	55	843
Quanta Services Inc. (a)	52	1,807
Raytheon Co.	97	13,711
Republic Services Inc.	77	4,403
Robert Half International Inc.	46	2,248
Rockwell Automation Inc.	43	5,831
Rockwell Collins Inc.	43	3,966
Roper Industries Inc.	33	5,951
Ryder System Inc.	17	1,292
Snap-On Inc.	20	3,367
Southwest Airlines Co.	207	10,320
Stanley Black & Decker Inc.	50	5,689
Stericycle Inc. (a)	28	2,120
Textron Inc.	90	4,354
TransDigm Group Inc.	16	4,086
Union Pacific Corp.	272	28,245
United Continental Holdings Inc. (a)	96	7,030
United Parcel Service Inc. - Class B	226	25,892
United Rentals Inc. (a)	27	2,867
United Technologies Corp.	252	27,570
Verisk Analytics Inc. (a)	50	4,060
Waste Management Inc.	133	9,445
WW Grainger Inc. (b)	18	4,282
Xylem Inc.	58	2,877
		651,376
Information Technology 20.5%
Accenture Plc - Class A	203	23,827
Activision Blizzard Inc.	224	8,094
Adobe Systems Inc. (a)	163	16,762
Akamai Technologies Inc. (a)	58	3,846
Alliance Data Systems Corp.	20	4,559
Alphabet Inc. - Class A (a)	97	76,974
Alphabet Inc. - Class C (a)	97	75,146
Amphenol Corp. - Class A	100	6,708
Analog Devices Inc.	101	7,345
Apple Inc.	1,751	202,779
Applied Materials Inc.	356	11,475
Autodesk Inc. (a)	64	4,753
Automatic Data Processing Inc.	149	15,266
Broadcom Ltd.	130	23,036
CA Inc.	100	3,180
Cisco Systems Inc.	1,644	49,675
Citrix Systems Inc. (a)	52	4,624
Cognizant Technology Solutions Corp. - Class A (a)	197	11,025
Corning Inc.	311	7,550
CSRA Inc.	47	1,488
eBay Inc. (a)	345	10,237
Electronic Arts Inc. (a)	100	7,890
F5 Networks Inc. (a)	23	3,302
Facebook Inc. - Class A (a)	768	88,335
Fidelity National Information Services Inc.	106	8,028
First Solar Inc. (a) (b)	24	776
Fiserv Inc. (a)	72	7,697
FLIR Systems Inc.	44	1,606
	Shares/Par†	Value
Global Payments Inc.	50	3,471
Harris Corp.	42	4,260
Hewlett Packard Enterprise Co.	542	12,544
HP Inc.	561	8,321
Intel Corp.	1,555	56,395
International Business Machines Corp. (b)	284	47,224
Intuit Inc.	80	9,197
Juniper Networks Inc.	119	3,367
KLA-Tencor Corp.	51	4,000
Lam Research Corp.	53	5,639
Linear Technology Corp.	81	5,026
MasterCard Inc. - Class A	314	32,391
Microchip Technology Inc. (b)	70	4,499
Micron Technology Inc. (a)	347	7,605
Microsoft Corp.	2,552	158,561
Motorola Solutions Inc.	54	4,500
NetApp Inc.	96	3,403
Nvidia Corp. (b)	177	18,868
Oracle Corp.	985	37,880
Paychex Inc.	105	6,419
PayPal Holdings Inc. (a)	366	14,457
Qorvo Inc. (a)	42	2,214
QUALCOMM Inc.	484	31,584
Red Hat Inc. (a)	59	4,129
Salesforce.com Inc. (a)	210	14,398
Seagate Technology (b)	97	3,718
Skyworks Solutions Inc.	62	4,605
Symantec Corp.	200	4,789
TE Connectivity Ltd.	116	8,069
Teradata Corp. (a) (b)	42	1,154
Texas Instruments Inc.	326	23,817
Total System Services Inc.	54	2,655
VeriSign Inc. (a) (b)	29	2,232
Visa Inc. - Class A (b)	613	47,840
Western Digital Corp.	94	6,355
Western Union Co. (b)	165	3,575
Xerox Corp.	280	2,444
Xilinx Inc.	83	4,994
Yahoo! Inc. (a)	286	11,058
		1,313,640
Materials 2.8%
Air Products & Chemicals Inc.	70	10,102
Albemarle Corp.	37	3,149
Avery Dennison Corp.	27	1,874
Ball Corp.	55	4,127
CF Industries Holdings Inc. (b)	76	2,393
Dow Chemical Co.	365	20,906
Eastman Chemical Co.	48	3,625
Ecolab Inc.	86	10,116
EI du Pont de Nemours & Co.	285	20,906
FMC Corp.	46	2,623
Freeport-McMoRan Inc. - Class B (a)	405	5,337
International Flavors & Fragrances Inc.	27	3,216
International Paper Co.	136	7,227
LyondellBasell Industries NV - Class A	112	9,629
Martin Marietta Materials Inc.	20	4,479
Monsanto Co.	142	14,927
Mosaic Co. (b)	109	3,188
Newmont Mining Corp.	172	5,860
Nucor Corp.	103	6,142
PPG Industries Inc.	88	8,298
Praxair Inc.	93	10,887
Sealed Air Corp.	64	2,891
Sherwin-Williams Co.	26	7,116
Vulcan Materials Co.	43	5,375
WestRock Co.	84	4,268
		178,661
Real Estate 2.6%
American Tower Corp.	139	14,683
Apartment Investment & Management Co. - Class A	51	2,300
AvalonBay Communities Inc.	44	7,847
Boston Properties Inc.	50	6,235
CBRE Group Inc. - Class A (a)	93	2,921
Crown Castle International Corp.	118	10,259

See accompanying Notes to Financial Statements.

77

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Digital Realty Trust Inc. (b)	52	5,103
Equinix Inc.	23	8,282
Equity Residential Properties Inc.	118	7,562
Extra Space Storage Inc.	40	3,098
Federal Realty Investment Trust	23	3,206
General Growth Properties Inc.	189	4,716
HCP Inc.	149	4,438
Host Hotels & Resorts Inc. (b)	245	4,608
Iron Mountain Inc.	78	2,543
Kimco Realty Corp.	139	3,499
Macerich Co.	41	2,917
Mid-America Apartment Communities Inc.	37	3,632
ProLogis Inc.	173	9,147
Public Storage	49	10,883
Realty Income Corp.	84	4,844
Simon Property Group Inc.	103	18,224
SL Green Realty Corp.	32	3,470
UDR Inc.	85	3,104
Ventas Inc.	115	7,162
Vornado Realty Trust	57	5,907
Welltower Inc.	116	7,777
		168,367
Telecommunication Services 2.6%
AT&T Inc. (b)	2,011	85,530
CenturyLink Inc.	177	4,203
Frontier Communications Corp. (b)	373	1,262
Level 3 Communications Inc. (a)	95	5,352
Verizon Communications Inc.	1,338	71,405
		167,752
Utilities 3.1%
AES Corp.	215	2,494
Alliant Energy Corp.	74	2,804
Ameren Corp.	82	4,280
American Electric Power Co. Inc.	158	9,957
American Water Works Co. Inc.	58	4,210
CenterPoint Energy Inc.	146	3,600
CMS Energy Corp.	93	3,878
Consolidated Edison Inc.	99	7,289
Dominion Resources Inc.	204	15,649
DTE Energy Co.	58	5,713
Duke Energy Corp.	226	17,538
Edison International	105	7,575
Entergy Corp.	58	4,267
Eversource Energy	103	5,670
Exelon Corp.	303	10,743
FirstEnergy Corp.	137	4,229
NextEra Energy Inc.	153	18,224
NiSource Inc.	102	2,268
NRG Energy Inc.	92	1,134
PG&E Corp.	166	10,067
Pinnacle West Capital Corp.	36	2,783
PPL Corp.	223	7,583
Public Service Enterprise Group Inc.	163	7,168
SCANA Corp.	49	3,565
Sempra Energy	81	8,189
Southern Co.	319	15,692
WEC Energy Group Inc.	102	5,977
Xcel Energy Inc.	164	6,667
		199,213
Total Common Stocks (cost $4,837,417)		6,323,878
SHORT TERM INVESTMENTS 3.6%
Investment Companies 1.1%
JNL Money Market Fund, 0.34% (c) (d)	69,051	69,051
Securities Lending Collateral 2.4%
Repurchase Agreement with DUB, 1.05% (Collateralized by various publicly traded domestic equities with a value of $11,116) acquired on 12/15/16, due 01/03/17 at $10,006 (e)	10,000	10,000
Repurchase Agreement with MLP, 0.98% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 11/21/16, due 02/21/17 at $115,288 (e)	115,000	115,000
	Shares/Par†	Value
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	27,331	27,331
		152,331
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (f)	8,515	8,506
Total Short Term Investments (cost $229,888)		229,888
Total Investments 102.2% (cost $5,067,305)		6,553,766
Other Derivative Instruments (0.0)%		(348)
Other Assets and Liabilities, Net (2.2)%		(143,215)
Total Net Assets 100.0%		$6,410,203

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.2%
Consumer Discretionary 11.1%
Aaron's Inc.	102	$3,272
AMC Networks Inc. - Class A (a)	96	5,001
American Eagle Outfitters Inc.	269	4,084
Big Lots Inc. (b)	70	3,508
Brinker International Inc. (b)	79	3,926
Brunswick Corp.	143	7,812
Buffalo Wild Wings Inc. (a)	29	4,507
Cabela's Inc. (a)	83	4,842
Cable One Inc.	8	4,688
CalAtlantic Group Inc.	117	3,994
Carter's Inc.	79	6,864
Cheesecake Factory Inc.	70	4,215
Chico's FAS Inc.	209	3,001
Churchill Downs Inc.	20	3,018
Cinemark Holdings Inc.	168	6,442
Cracker Barrel Old Country Store Inc. (b)	38	6,374
CST Brands Inc.	121	5,811
Dana Holding Corp.	226	4,286
Deckers Outdoor Corp. (a)	51	2,823
DeVry Education Group Inc. (b)	92	2,884
Dick's Sporting Goods Inc.	140	7,418
Domino's Pizza Inc.	77	12,193
Dunkin' Brands Group Inc.	146	7,638
Fossil Group Inc. (a) (b)	68	1,753
GameStop Corp. - Class A (b)	164	4,135
Gentex Corp.	455	8,964
Graham Holdings Co.	8	3,869
Helen of Troy Ltd. (a)	44	3,702
HSN Inc.	52	1,776
International Speedway Corp. - Class A	42	1,553
J.C. Penney Co. Inc. (a) (b)	485	4,029
Jack in the Box Inc.	52	5,818
John Wiley & Sons Inc. - Class A	70	3,839
Kate Spade & Co. (a)	202	3,764
KB Home (b)	130	2,060
Live Nation Inc. (a)	210	5,599
Meredith Corp.	57	3,401
Murphy USA Inc. (a)	58	3,563
New York Times Co. - Class A	191	2,547
NVR Inc. (a)	6	9,401
Office Depot Inc.	871	3,939
Panera Bread Co. - Class A (a)	35	7,248
Papa John's International Inc.	42	3,592
Polaris Industries Inc. (b)	95	7,797
Pool Corp.	67	6,965
Restoration Hardware Holdings Inc. (a) (b)	62	1,897
Sally Beauty Holdings Inc. (a)	232	6,130
Service Corp. International	307	8,727
Skechers U.S.A. Inc. - Class A (a)	210	5,163
Sotheby's (a)	75	3,007

See accompanying Notes to Financial Statements.

78

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Tempur Sealy International Inc. (a) (b)	81	5,509
Texas Roadhouse Inc.	101	4,871
Thor Industries Inc.	76	7,589
Time Inc.	158	2,819
Toll Brothers Inc. (a)	240	7,427
TRI Pointe Homes Inc. (a)	234	2,684
Tupperware Brands Corp.	80	4,190
Vista Outdoor Inc. (a)	95	3,504
Wendy's Co.	321	4,336
Williams-Sonoma Inc.	130	6,302
		292,070
Consumer Staples 4.2%
Avon Products Inc. (a)	688	3,468
Boston Beer Co. Inc. - Class A (a) (b)	14	2,426
Casey's General Stores Inc.	62	7,395
Dean Foods Co.	143	3,110
Edgewell Personal Care Co. (a)	94	6,830
Energizer Holdings Inc.	98	4,350
Flowers Foods Inc. (b)	287	5,727
Hain Celestial Group Inc. (a)	165	6,436
Ingredion Inc.	115	14,310
Lamb Weston Holdings Inc.	220	8,331
Lancaster Colony Corp.	31	4,336
Post Holdings Inc. (a)	103	8,251
Snyders-Lance Inc.	137	5,261
Sprouts Farmers Market Inc. (a) (b)	220	4,155
Tootsie Roll Industries Inc. (b)	30	1,209
TreeHouse Foods Inc. (a) (b)	90	6,500
United Natural Foods Inc. (a)	79	3,785
WhiteWave Foods Co. (a)	281	15,629
		111,509
Energy 3.9%
CONSOL Energy Inc.	282	5,135
Denbury Resources Inc. (a)	628	2,312
Diamond Offshore Drilling Inc. (a) (b)	103	1,831
Dril-Quip Inc. (a)	59	3,551
Energen Corp. (a)	154	8,886
Ensco Plc - Class A	481	4,675
Gulfport Energy Corp. (a)	240	5,185
HollyFrontier Corp.	280	9,181
Nabors Industries Ltd.	452	7,406
Noble Corp. Plc (b)	384	2,271
Oceaneering International Inc.	154	4,357
Oil States International Inc. (a)	81	3,162
Patterson-UTI Energy Inc.	236	6,340
QEP Resources Inc. (a)	380	7,004
Rowan Cos. Plc - Class A	200	3,785
SM Energy Co.	153	5,281
Superior Energy Services Inc.	239	4,032
Western Refining Inc.	125	4,717
World Fuel Services Corp.	112	5,159
WPX Energy Inc. (a)	547	7,966
		102,236
Financials 16.8%
Alleghany Corp. (a)	24	14,896
American Financial Group Inc.	116	10,209
Aspen Insurance Holdings Ltd.	96	5,283
Associated Bancorp	237	5,853
BancorpSouth Inc.	135	4,206
Bank of Hawaii Corp. (b)	68	6,062
Bank of the Ozarks Inc.	145	7,613
Brown & Brown Inc.	182	8,166
Cathay General Bancorp	117	4,439
CBOE Holdings Inc.	129	9,533
Chemical Financial Corp.	112	6,044
CNO Financial Group Inc.	279	5,350
Commerce Bancshares Inc.	138	8,005
Cullen/Frost Bankers Inc. (b)	89	7,860
East West Bancorp Inc.	229	11,627
Eaton Vance Corp.	180	7,542
Endurance Specialty Holdings Ltd.	102	9,419
Everest Re Group Ltd.	65	14,127
FactSet Research Systems Inc.	64	10,412
Federated Investors Inc. - Class B	148	4,180
	Shares/Par†	Value
First American Financial Corp.	174	6,381
First Horizon National Corp.	370	7,400
FNB Corp.	335	5,372
Fulton Financial Corp.	276	5,191
Genworth Financial Inc. - Class A (a)	785	2,990
Hancock Holding Co.	130	5,592
Hanover Insurance Group Inc.	68	6,202
International Bancshares Corp.	93	3,814
Janus Capital Group Inc.	225	2,990
Kemper Corp.	78	3,440
Legg Mason Inc.	146	4,356
MarketAxess Holdings Inc.	60	8,773
MB Financial Inc.	114	5,377
Mercury General Corp.	57	3,456
MSCI Inc.	150	11,827
New York Community Bancorp Inc.	773	12,296
Old Republic International Corp.	388	7,363
PacWest Bancorp	191	10,405
Primerica Inc.	74	5,125
PrivateBancorp Inc.	127	6,869
Prosperity Bancshares Inc.	111	7,948
Raymond James Financial Inc.	200	13,860
Reinsurance Group of America Inc.	102	12,792
RenaissanceRe Holdings Ltd.	65	8,911
SEI Investments Co.	215	10,614
Signature Bank (a)	85	12,796
SLM Corp. (a)	682	7,516
Stifel Financial Corp. (a)	106	5,275
SVB Financial Group (a)	83	14,178
Synovus Financial Corp.	195	8,019
TCF Financial Corp.	269	5,277
Trustmark Corp.	108	3,851
UMB Financial Corp.	69	5,343
Umpqua Holdings Corp.	351	6,592
Valley National Bancorp	406	4,727
Waddell & Reed Financial Inc. - Class A	131	2,550
Washington Federal Inc.	142	4,893
Webster Financial Corp.	146	7,930
WisdomTree Investments Inc. (b)	186	2,069
WR Berkley Corp.	156	10,365
		441,551
Health Care 7.4%
Abiomed Inc. (a)	64	7,159
Akorn Inc. (a)	139	3,033
Align Technology Inc. (a)	119	11,477
Allscripts-Misys Healthcare Solutions Inc. (a)	294	2,999
Bio-Rad Laboratories Inc. - Class A (a)	33	6,004
Bio-Techne Corp.	59	6,090
Catalent Inc. (a)	199	5,366
Charles River Laboratories International Inc. (a)	75	5,722
Globus Medical Inc. - Class A (a)	114	2,825
Halyard Health Inc. (a)	74	2,725
HealthSouth Corp.	142	5,865
Hill-Rom Holdings Inc.	94	5,271
Idexx Laboratories Inc. (a)	142	16,657
Lifepoint Health Inc. (a)	64	3,615
LivaNova Plc (a)	70	3,128
MEDNAX Inc. (a)	146	9,736
Molina Healthcare Inc. (a)	67	3,640
NuVasive Inc. (a)	80	5,395
Owens & Minor Inc.	98	3,466
PAREXEL International Corp. (a)	83	5,478
Prestige Brands Holdings Inc. (a)	83	4,342
ResMed Inc. (b)	223	13,851
Steris Plc	137	9,212
Teleflex Inc.	70	11,260
Tenet Healthcare Corp. (a)	125	1,859
United Therapeutics Corp. (a)	68	9,717
VCA Inc. (a)	128	8,812
WellCare Health Plans Inc. (a)	70	9,633
West Pharmaceutical Services Inc.	116	9,858
		194,195
Industrials 14.6%
AECOM (a)	244	8,873

See accompanying Notes to Financial Statements.

79

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
AGCO Corp.	109	6,285
AO Smith Corp.	235	11,139
Avis Budget Group Inc. (a)	139	5,109
BE Aerospace Inc.	161	9,710
Carlisle Cos. Inc.	103	11,309
CEB Inc.	51	3,083
CLARCOR Inc.	78	6,413
Clean Harbors Inc. (a)	82	4,585
Copart Inc. (a)	162	8,969
Crane Co.	79	5,709
Curtiss-Wright Corp.	71	6,938
Deluxe Corp.	78	5,570
Donaldson Co. Inc.	211	8,892
Dycom Industries Inc. (a) (b)	49	3,974
EMCOR Group Inc.	97	6,857
EnerSys Inc.	69	5,409
Esterline Technologies Corp. (a)	46	4,129
FTI Consulting Inc. (a)	66	2,974
GATX Corp. (b)	65	3,974
Genesee & Wyoming Inc. - Class A (a)	96	6,636
Graco Inc.	88	7,346
Granite Construction Inc.	63	3,478
Herman Miller Inc.	94	3,222
HNI Corp.	70	3,915
Hubbell Inc.	82	9,532
Huntington Ingalls Industries Inc.	74	13,673
IDEX Corp.	121	10,880
ITT Inc.	143	5,509
JetBlue Airways Corp. (a)	514	11,517
Joy Global Inc.	155	4,329
KBR Inc.	224	3,743
Kennametal Inc.	125	3,923
Kirby Corp. (a)	86	5,712
KLX Inc. (a)	83	3,758
Landstar System Inc.	67	5,728
Lennox International Inc.	62	9,509
Lincoln Electric Holdings Inc.	100	7,696
Manpower Inc.	107	9,514
MSA Safety Inc.	49	3,397
MSC Industrial Direct Co. - Class A	71	6,551
Nordson Corp.	84	9,460
NOW Inc. (a)	169	3,463
Old Dominion Freight Line Inc. (a)	110	9,478
Orbital ATK Inc.	93	8,156
Oshkosh Corp.	118	7,649
Regal-Beloit Corp.	71	4,943
Rollins Inc.	153	5,176
Teledyne Technologies Inc. (a)	55	6,795
Terex Corp.	173	5,459
Timken Co.	111	4,404
Toro Co.	174	9,708
Trinity Industries Inc.	243	6,743
Triumph Group Inc.	76	2,012
Valmont Industries Inc.	36	5,087
Wabtec Corp.	143	11,870
Watsco Inc.	41	6,091
Werner Enterprises Inc.	72	1,946
Woodward Governor Co.	88	6,092
		384,001
Information Technology 17.3%
3D Systems Corp. (a) (b)	167	2,214
ACI Worldwide Inc. (a)	184	3,348
Acxiom Corp. (a)	122	3,265
Advanced Micro Devices Inc. (a)	1,207	13,690
Ansys Inc. (a)	138	12,797
ARRIS International Plc (a)	303	9,119
Arrow Electronics Inc. (a)	143	10,192
Avnet Inc.	202	9,626
Belden Inc.	67	5,024
Broadridge Financial Solutions Inc.	189	12,554
Brocade Communications Systems Inc.	639	7,978
Cadence Design Systems Inc. (a)	458	11,538
CDK Global Inc.	238	14,217
Ciena Corp. (a)	223	5,452
	Shares/Par†	Value
Cirrus Logic Inc. (a)	101	5,723
Cognex Corp.	135	8,598
CommVault Systems Inc. (a)	67	3,439
Computer Sciences Corp.	223	13,241
comScore Inc. (a)	71	2,227
Convergys Corp.	151	3,710
CoreLogic Inc. (a)	141	5,185
Cree Inc. (a)	159	4,190
Cypress Semiconductor Corp. (b)	512	5,859
Diebold Nixdorf Inc.	119	2,982
DST Systems Inc.	52	5,549
Fair Isaac Corp.	49	5,842
Fortinet Inc. (a)	233	7,018
Gartner Inc. (a)	131	13,250
Integrated Device Technology Inc. (a)	214	5,048
InterDigital Inc.	54	4,928
Intersil Corp. - Class A	218	4,851
IPG Photonics Corp. (a)	59	5,857
j2 Global Inc.	77	6,263
Jabil Circuit Inc.	297	7,023
Jack Henry & Associates Inc.	125	11,063
Keysight Technologies Inc. (a)	270	9,864
Knowles Corp. (a) (b)	144	2,407
Leidos Holdings Inc.	226	11,538
Littelfuse Inc.	36	5,399
Manhattan Associates Inc. (a)	114	6,029
MAXIMUS Inc.	103	5,773
Mentor Graphics Corp.	176	6,475
Microsemi Corp. (a)	182	9,837
Monolithic Power Systems Inc.	59	4,870
National Instruments Corp.	168	5,185
NCR Corp. (a)	197	7,974
NetScout Systems Inc. (a)	145	4,564
NeuStar Inc. - Class A (a) (b)	88	2,953
Plantronics Inc.	52	2,839
PTC Inc. (a)	182	8,444
Science Applications International Corp.	72	6,089
Silicon Laboratories Inc. (a)	67	4,345
Synaptics Inc. (a)	55	2,936
SYNNEX Corp.	46	5,603
Synopsys Inc. (a)	240	14,132
Tech Data Corp. (a)	56	4,758
Teradyne Inc.	321	8,159
Trimble Inc. (a)	399	12,015
Tyler Technologies Inc. (a)	52	7,494
Ultimate Software Group Inc. (a)	46	8,375
VeriFone Systems Inc. (a)	175	3,108
Versum Materials Inc. (a)	173	4,852
ViaSat Inc. (a)	82	5,420
Vishay Intertechnology Inc. (b)	211	3,416
WebMD Health Corp. (a) (b)	61	3,042
WEX Inc. (a)	61	6,813
Zebra Technologies Corp. - Class A (a)	84	7,213
		454,781
Materials 7.2%
Allegheny Technologies Inc. (b)	171	2,717
AptarGroup Inc.	100	7,337
Ashland Global Holdings Inc.	99	10,807
Bemis Co. Inc.	150	7,189
Cabot Corp.	100	5,029
Carpenter Technology Corp.	73	2,636
Commercial Metals Co.	183	3,987
Compass Minerals International Inc. (b)	53	4,169
Domtar Corp.	99	3,846
Eagle Materials Inc.	77	7,574
Greif Inc. - Class A	42	2,146
Louisiana-Pacific Corp. (a)	224	4,239
Minerals Technologies Inc.	55	4,237
NewMarket Corp.	15	6,244
Olin Corp.	263	6,742
Owens-Illinois Inc. (a)	256	4,450
Packaging Corp. of America	149	12,680
PolyOne Corp.	132	4,243
Reliance Steel & Aluminum Co.	115	9,158

See accompanying Notes to Financial Statements.

80

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Royal Gold Inc.	104	6,563
RPM International Inc.	211	11,372
Scotts Miracle-Gro Co. - Class A	72	6,899
Sensient Technologies Corp.	71	5,611
Silgan Holdings Inc.	59	3,043
Sonoco Products Co.	159	8,384
Steel Dynamics Inc.	387	13,764
United States Steel Corp.	274	9,047
Valspar Corp.	116	11,989
Worthington Industries Inc.	69	3,290
		189,392
Real Estate 10.3%
Alexander & Baldwin Inc.	74	3,303
Alexandria Real Estate Equities Inc.	126	14,026
American Campus Communities Inc.	210	10,452
Camden Property Trust	139	11,661
Care Capital Properties Inc.	132	3,305
Communications Sales & Leasing Inc.	223	5,659
CoreCivic Inc.	188	4,589
Corporate Office Properties Trust	149	4,659
Cousins Properties Inc.	541	4,603
DCT Industrial Trust Inc.	143	6,854
Douglas Emmett Inc.	228	8,327
Duke Realty Corp.	564	14,977
Education Realty Trust Inc.	115	4,868
EPR Properties	101	7,249
Equity One Inc.	145	4,449
First Industrial Realty Trust Inc.	184	5,165
Healthcare Realty Trust Inc.	184	5,578
Highwoods Properties Inc.	159	8,125
Hospitality Properties Trust	261	8,274
Jones Lang LaSalle Inc.	72	7,246
Kilroy Realty Corp.	146	10,711
Lamar Advertising Co. - Class A	131	8,842
LaSalle Hotel Properties	180	5,496
Liberty Property Trust	233	9,199
Life Storage Inc.	74	6,281
Mack-Cali Realty Corp.	141	4,097
Medical Properties Trust Inc.	510	6,278
National Retail Properties Inc.	233	10,310
Omega Healthcare Investors Inc.	310	9,700
Potlatch Corp.	66	2,734
Quality Care Properties Inc. (a)	148	2,297
Rayonier Inc.	196	5,213
Regency Centers Corp.	166	11,431
Senior Housing Properties Trust	377	7,136
Tanger Factory Outlet Centers Inc.	153	5,482
Taubman Centers Inc.	96	7,089
Urban Edge Properties	144	3,963
Washington Prime Group Inc.	292	3,038
Weingarten Realty Investors	187	6,682
		269,348
Telecommunication Services 0.2%
Telephone & Data Systems Inc.	147	4,230
Utilities 5.2%
Aqua America Inc.	281	8,455
Atmos Energy Corp.	165	12,218
Black Hills Corp. (b)	84	5,180
Great Plains Energy Inc.	342	9,349
Hawaiian Electric Industries Inc.	173	5,707
IDACORP Inc.	80	6,447
MDU Resources Group Inc.	310	8,920
National Fuel Gas Co.	135	7,642
New Jersey Resources Corp.	136	4,818
NorthWestern Corp.	76	4,336
OGE Energy Corp.	317	10,601
ONE Gas Inc.	82	5,265
PNM Resources Inc.	125	4,303
Southwest Gas Corp.	76	5,801
UGI Corp.	275	12,665
Vectren Corp.	132	6,859
Westar Energy Inc.	225	12,672
	Shares/Par†	Value
WGL Holdings Inc.	81	6,210
		137,448
Total Common Stocks (cost $2,159,789)		2,580,761
SHORT TERM INVESTMENTS 4.8%
Investment Companies 1.6%
JNL Money Market Fund, 0.34% (c) (d)	40,957	40,957
Securities Lending Collateral 3.1%
Repurchase Agreement with DUB, 1.05% (Collateralized by various publicly traded domestic equities with a value of $16,673) acquired on 12/15/16, due 01/03/17 at $15,008 (e)	15,000	15,000
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	66,358	66,358
		81,358
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (f)	3,025	3,022
Total Short Term Investments (cost $125,337)		125,337
Total Investments 103.0% (cost $2,285,126)		2,706,098
Other Derivative Instruments (0.0)%		(194)
Other Assets and Liabilities, Net (3.0)%		(78,691)
Total Net Assets 100.0%		$2,627,213

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 98.3%
Consumer Discretionary 13.8%
Abercrombie & Fitch Co. - Class A (a)	218	$2,614
American Axle & Manufacturing Holdings Inc. (b)	239	4,605
American Public Education Inc. (b)	51	1,264
Arctic Cat Inc. (a) (b)	41	618
Asbury Automotive Group Inc. (b)	62	3,800
Ascena Retail Group Inc. (b)	530	3,279
Barnes & Noble Education Inc. (b)	121	1,388
Barnes & Noble Inc.	176	1,966
Belmond Ltd. - Class A (b)	271	3,623
Big 5 Sporting Goods Corp.	54	936
Biglari Holdings Inc. (b)	3	1,456
BJ's Restaurants Inc. (b)	61	2,414
Blue Nile Inc.	36	1,457
Bob Evans Farms Inc.	62	3,300
Boyd Gaming Corp. (b)	262	5,283
Buckle Inc. (a)	88	2,007
Caleres Inc.	136	4,474
Callaway Golf Co.	294	3,218
Capella Education Co.	36	3,158
Career Education Corp. (b)	201	2,028
Cato Corp. - Class A	81	2,431
Cavco Industries Inc. (b)	27	2,681
Childrens Place Retail Stores Inc.	57	5,760
Chuy's Holdings Inc. (b)	53	1,733
Cooper-Standard Holding Inc. (b)	55	5,722
Core-Mark Holding Co. Inc.	144	6,224
Crocs Inc. (b)	226	1,547
Dave & Buster's Entertainment Inc. (b)	117	6,612
DineEquity Inc.	54	4,122
Dorman Products Inc. (b)	97	7,059
Drew Industries Inc.	78	8,356
El Pollo Loco Holdings Inc. (a) (b)	73	898
Ethan Allen Interiors Inc.	79	2,921
EW Scripps Co. - Class A (b)	182	3,516
Express Inc. (b)	249	2,684
Fiesta Restaurant Group Inc. (b)	86	2,559
Finish Line Inc. - Class A	130	2,442
Five Below Inc. (b)	173	6,921

See accompanying Notes to Financial Statements.

81

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fox Factory Holding Corp. (b)	90	2,508
Francesca's Holdings Corp. (b)	119	2,142
Fred's Inc. - Class A (a)	113	2,105
FTD Cos. Inc. (b)	52	1,246
Gannett Co. Inc.	370	3,590
Genesco Inc. (b)	66	4,078
Gentherm Inc. (b)	114	3,870
G-III Apparel Group Ltd. (b)	136	4,024
Group 1 Automotive Inc.	63	4,897
Guess Inc.	196	2,370
Haverty Furniture Cos. Inc.	58	1,377
Hibbett Sports Inc. (a) (b)	71	2,639
Iconix Brand Group Inc. (b)	171	1,597
ILG Inc.	339	6,160
Installed Building Products Inc. (b)	63	2,606
iRobot Corp. (b)	85	4,986
Kirkland's Inc. (b)	48	746
La-Z-Boy Inc.	156	4,833
LGI Homes Inc. (a) (b)	53	1,514
Lithia Motors Inc. - Class A	74	7,153
Lumber Liquidators Holdings Inc. (a) (b)	84	1,321
M/I Homes Inc. (b)	81	2,030
Marcus Corp.	59	1,852
MarineMax Inc. (b)	77	1,499
Marriott Vacations Worldwide Corp.	77	6,567
MDC Holdings Inc.	130	3,327
Meritage Homes Corp. (b)	118	4,095
Monarch Casino & Resort Inc. (b)	33	858
Monro Muffler Brake Inc.	102	5,834
Motorcar Parts of America Inc. (b)	59	1,596
Movado Group Inc.	47	1,343
Nautilus Inc. (b)	97	1,792
New Media Investment Group Inc.	164	2,625
NutriSystem Inc.	92	3,173
Ollie's Bargain Outlet Holdings Inc. (a) (b)	150	4,268
Oxford Industries Inc.	47	2,813
Perry Ellis International Inc. (b)	37	913
PetMed Express Inc. (a)	65	1,488
Popeyes Louisiana Kitchen Inc. (b)	66	3,974
Red Robin Gourmet Burgers Inc. (b)	41	2,338
Regis Corp. (b)	113	1,636
Rent-A-Center Inc. (a)	170	1,909
Ruby Tuesday Inc. (b)	182	586
Ruth's Hospitality Group Inc.	97	1,782
Scholastic Corp.	84	3,983
Scientific Games Corp. - Class A (b)	159	2,225
Select Comfort Corp. (b)	144	3,258
Shoe Carnival Inc.	46	1,231
Sonic Automotive Inc. - Class A	86	1,959
Sonic Corp.	145	3,856
Stage Stores Inc. (a)	85	370
Standard Motor Products Inc.	62	3,295
Stein Mart Inc.	91	498
Steven Madden Ltd. (b)	174	6,224
Strayer Education Inc. (b)	33	2,634
Sturm Ruger & Co. Inc. (a)	60	3,174
Superior Industries International Inc.	70	1,848
Tailored Brands Inc.	152	3,881
Tile Shop Holdings Inc. (a) (b)	104	2,036
TopBuild Corp. (b)	120	4,262
Tuesday Morning Corp. (b)	130	704
Unifi Inc. (b)	47	1,530
Universal Electronics Inc. (b)	46	2,967
Vera Bradley Inc. (b)	59	692
Vitamin Shoppe Inc. (b)	76	1,804
WCI Communities Inc (b)	68	1,604
Wingstop Inc. (a)	89	2,632
Winnebago Industries Inc.	83	2,620
Wolverine World Wide Inc.	314	6,889
World Wrestling Entertainment Inc. - Class A (a)	118	2,166
Zumiez Inc. (a) (b)	58	1,272
		320,750
Consumer Staples 2.8%
Andersons Inc.	84	3,771
	Shares/Par†	Value
B&G Foods Inc.	209	9,171
Calavo Growers Inc. (a)	47	2,915
Cal-Maine Foods Inc. (a)	94	4,163
Central Garden & Pet Co. (b)	31	1,019
Central Garden & Pet Co. - Class A (b)	106	3,290
Darling Ingredients Inc. (b)	524	6,764
Inter Parfums Inc.	52	1,719
J&J Snack Foods Corp.	47	6,293
Medifast Inc.	36	1,482
Sanderson Farms Inc. (a)	63	5,921
Seneca Foods Corp. - Class A (b)	19	750
SpartanNash Co.	117	4,634
Supervalu Inc. (b)	832	3,887
Universal Corp.	71	4,545
WD-40 Co.	44	5,200
		65,524
Energy 3.5%
Archrock Inc.	219	2,888
Atwood Oceanics Inc. (a)	189	2,487
Bill Barrett Corp. (b)	238	1,661
Bristow Group Inc. (a)	102	2,095
CARBO Ceramics Inc. (a) (b)	71	746
Carrizo Oil & Gas Inc. (b)	192	7,174
Cloud Peak Energy Inc. (a) (b)	194	1,088
Contango Oil & Gas Co. (b)	72	674
Era Group Inc. (b)	62	1,053
Exterran Corp. (b)	100	2,387
Geospace Technologies Corp. (b)	41	835
Green Plains Renewable Energy Inc.	110	3,066
Gulf Island Fabrication Inc.	44	525
Helix Energy Solutions Group Inc. (b)	355	3,133
Hornbeck Offshore Services Inc. (a) (b)	94	681
Matrix Service Co. (b)	85	1,927
Newpark Resources Inc. (b)	275	2,064
Northern Oil and Gas Inc. (a) (b)	121	333
PDC Energy Inc. (b)	176	12,766
Pioneer Energy Services Corp. (b)	232	1,590
REX Stores Corp. (b)	18	1,780
SEACOR Holdings Inc. (b)	51	3,607
Synergy Resources Corp. (a) (b)	633	5,644
Tesco Corp. (b)	144	1,189
Tetra Technologies Inc. (b)	355	1,781
Tidewater Inc. (a) (b)	137	469
Unit Corp. (b)	162	4,340
US Silica Holdings Inc.	225	12,762
		80,745
Financials 18.0%
American Equity Investment Life Holding Co.	278	6,266
Ameris Bancorp	109	4,752
Amerisafe Inc.	61	3,793
Astoria Financial Corp.	289	5,381
Banc of California Inc. (a)	158	2,740
Bank Mutual Corp.	128	1,205
Banner Corp.	83	4,656
BofI Holding Inc. (a) (b)	180	5,141
Boston Private Financial Holdings Inc.	261	4,324
Brookline Bancorp Inc.	221	3,616
Calamos Asset Management Inc. - Class A	46	391
Capstead Mortgage Corp.	305	3,106
Cardinal Financial Corp.	101	3,315
Central Pacific Financial Corp.	96	3,022
City Holdings Co.	47	3,166
Columbia Banking System Inc.	185	8,249
Community Bank System Inc.	140	8,627
Customers Bancorp Inc. (b)	87	3,114
CVB Financial Corp.	317	7,268
Dime Community Bancshares Inc.	96	1,939
Donnelley Financial Solutions Inc. (b)	84	1,931
eHealth Inc. (b)	51	545
Employer Holdings Inc.	103	4,072
Encore Capital Group Inc. (a) (b)	74	2,116
Enova International Inc. (b)	71	890
Evercore Partners Inc. - Class A	122	8,404
Ezcorp Inc. - Class A (b)	155	1,652

See accompanying Notes to Financial Statements.

82

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fidelity Southern Corp.	64	1,526
Financial Engines Inc. (a)	166	6,118
First Bancorp Inc. (b)	421	2,781
First Commonwealth Financial Corp.	278	3,942
First Financial Bancorp	194	5,507
First Financial Bankshares Inc. (a)	208	9,414
First Midwest Bancorp Inc.	257	6,479
First NBC Bank Holding Co. (a) (b)	52	380
FirstCash Inc.	154	7,243
Glacier Bancorp Inc.	242	8,770
Great Western Bancorp Inc.	187	8,139
Green Dot Corp. - Class A (b)	136	3,203
Greenhill & Co. Inc.	86	2,385
Hanmi Financial Corp.	100	3,490
HCI Group Inc. (a)	26	1,044
Home Bancshares Inc.	389	10,813
HomeStreet Inc. (b)	73	2,314
Hope Bancorp Inc.	401	8,768
Horace Mann Educators Corp.	127	5,436
Independent Bank Corp.	85	5,967
Infinity Property & Casualty Corp.	35	3,089
Interactive Brokers Group Inc.	212	7,748
INTL FCStone Inc. (b)	48	1,883
Investment Technology Group Inc.	100	1,973
LegacyTexas Financial Group Inc.	131	5,647
LendingTree Inc. (a) (b)	22	2,274
Maiden Holdings Ltd.	232	4,050
National Bank Holdings Corp. - Class A	81	2,598
Navigators Group Inc.	35	4,067
NBT Bancorp Inc.	138	5,759
Northfield Bancorp Inc.	139	2,773
Northwest Bancshares Inc.	321	5,782
OFG Bancorp	139	1,815
Old National Bancorp	430	7,796
Opus Bank	58	1,753
Oritani Financial Corp.	118	2,204
Pinnacle Financial Partners Inc.	137	9,477
Piper Jaffray Cos. (b)	44	3,224
PRA Group Inc. (b)	147	5,729
ProAssurance Corp.	168	9,426
Provident Financial Services Inc.	187	5,296
RLI Corp.	121	7,654
S&T Bancorp Inc.	109	4,270
Safety Insurance Group Inc.	45	3,333
Selective Insurance Group Inc.	182	7,853
ServisFirst Bancshares Inc. (a)	139	5,220
Simmons First National Corp. - Class A	93	5,788
Southside Bancshares Inc.	82	3,074
Sterling Bancorp	412	9,638
Stewart Information Services Corp.	75	3,466
Texas Capital Bancshares Inc. (b)	154	12,093
Tompkins Financial Corp.	39	3,655
TrustCo Bank Corp.	309	2,708
United Bankshares Inc. (a)	254	11,741
United Community Banks Inc.	226	6,684
United Fire Group Inc.	67	3,290
United Insurance Holdings Corp.	53	800
Universal Insurance Holdings Inc. (a)	103	2,937
Virtus Investment Partners Inc. (a)	17	2,032
Walker & Dunlop Inc. (b)	87	2,719
Westamerica Bancorp (a)	81	5,100
Wintrust Financial Corp.	163	11,815
World Acceptance Corp. (a) (b)	19	1,195
		418,828
Health Care 11.2%
Abaxis Inc.	71	3,726
Aceto Corp.	94	2,065
Acorda Therapeutics Inc. (b)	146	2,739
Adeptus Health Inc. - Class A (a) (b)	47	358
Air Methods Corp. (b)	105	3,358
Albany Molecular Research Inc. (a) (b)	70	1,318
Almost Family Inc. (b)	28	1,214
AMAG Pharmaceuticals Inc. (a) (b)	108	3,770
Amedisys Inc. (b)	88	3,765
	Shares/Par†	Value
AMN Healthcare Services Inc. (b)	153	5,901
Amphastar Pharmaceuticals Inc. (b)	111	2,043
Analogic Corp.	39	3,234
AngioDynamics Inc. (b)	98	1,651
ANI Pharmaceuticals Inc. (b)	25	1,514
Anika Therapeutics Inc. (b)	46	2,256
BioTelemetry Inc. (b)	87	1,952
Cambrex Corp. (b)	102	5,484
Cantel Medical Corp.	114	9,008
Chemed Corp.	51	8,195
Community Health Systems Inc. (b)	351	1,962
Computer Programs & Systems Inc. (a)	32	766
Conmed Corp.	77	3,403
Corvel Corp. (b)	30	1,103
Cross Country Healthcare Inc. (b)	105	1,641
CryoLife Inc.	84	1,612
Cynosure Inc. - Class A (b)	75	3,433
DepoMed Inc. (b)	192	3,464
Diplomat Pharmacy Inc. (a) (b)	132	1,664
Eagle Pharmaceuticals Inc. (a) (b)	25	2,023
Emergent BioSolutions Inc. (b)	109	3,589
Enanta Pharmaceuticals Inc. (a) (b)	44	1,481
Ensign Group Inc.	151	3,344
Haemonetics Corp. (b)	162	6,512
HealthEquity Inc. (b)	137	5,557
HealthStream Inc. (b)	79	1,978
Healthways Inc. (b)	104	2,371
HMS Holdings Corp. (b)	265	4,812
ICU Medical Inc. (b)	46	6,797
Impax Laboratories Inc. (b)	232	3,068
Innoviva Inc. (a) (b)	251	2,689
Inogen Inc. (b)	50	3,387
Integer Holdings Corp. (b)	86	2,530
Integra LifeSciences Holdings Corp. (b)	94	8,092
Invacare Corp.	100	1,306
Kindred Healthcare Inc.	261	2,047
Landauer Inc.	30	1,429
Lannett Co. Inc. (a) (b)	91	1,996
LHC Group Inc. (b)	46	2,125
Ligand Pharmaceuticals Inc. (a) (b)	60	6,090
Luminex Corp. (b)	123	2,485
Magellan Health Services Inc. (b)	73	5,529
Masimo Corp. (b)	139	9,336
Medicines Co. (a) (b)	220	7,451
Medidata Solutions Inc. (b)	172	8,553
Meridian Bioscience Inc.	134	2,374
Merit Medical Systems Inc. (b)	143	3,781
MiMedx Group Inc. (a) (b)	322	2,850
Momenta Pharmaceuticals Inc. (b)	197	2,961
Natus Medical Inc. (b)	104	3,633
Nektar Therapeutics (b)	473	5,805
Neogen Corp. (b)	120	7,889
Omnicell Inc. (b)	113	3,838
PharMerica Corp. (b)	98	2,465
Phibro Animal Health Corp. - Class A	58	1,699
Providence Services Corp. (b)	39	1,486
Quality Systems Inc. (b)	142	1,874
Quorum Health Corp. (b)	89	646
Repligen Corp. (b)	106	3,253
Sciclone Pharmaceuticals Inc. (b)	156	1,687
Select Medical Holdings Corp. (b)	333	4,415
Spectrum Pharmaceuticals Inc. (b)	218	966
Supernus Pharmaceuticals Inc. (b)	157	3,967
Surgical Care Affiliates Inc. (b)	87	4,021
SurModics Inc. (b)	39	990
US Physical Therapy Inc.	40	2,797
Vascular Solutions Inc. (b)	54	3,049
Zeltiq Aesthetics Inc. (a) (b)	111	4,852
		260,474
Industrials 18.1%
AAON Inc.	124	4,089
AAR Corp.	101	3,332
ABM Industries Inc.	176	7,206
Actuant Corp. - Class A	184	4,780

See accompanying Notes to Financial Statements.

83

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Aegion Corp. (b)	110	2,608
Aerojet Rocketdyne Holdings Inc. (b)	220	3,954
Aerovironment Inc. (b)	66	1,763
Alamo Group Inc.	30	2,263
Albany International Corp. - Class A	91	4,236
Allegiant Travel Co.	41	6,903
American Woodmark Corp. (b)	44	3,327
Apogee Enterprises Inc.	91	4,882
Applied Industrial Technologies Inc.	124	7,381
ArcBest Corp.	74	2,054
Astec Industries Inc.	61	4,086
Atlas Air Worldwide Holdings Inc. (b)	78	4,055
AZZ Inc.	83	5,291
Barnes Group Inc.	159	7,555
Brady Corp. - Class A	148	5,546
Briggs & Stratton Corp.	135	3,016
Brink's Co.	141	5,812
CDI Corp. (a) (b)	39	286
Celadon Group Inc. (a)	82	587
Chart Industries Inc. (b)	97	3,495
CIRCOR International Inc.	52	3,344
Comfort Systems USA Inc.	116	3,857
Cubic Corp.	78	3,732
DXP Enterprises Inc. (b)	47	1,639
Echo Global Logistics Inc. (b)	86	2,150
Encore Wire Corp.	65	2,821
Engility Holdings Inc. (b)	56	1,872
EnPro Industries Inc.	68	4,588
ESCO Technologies Inc.	81	4,576
Essendant Inc.	119	2,484
Exponent Inc.	81	4,891
Federal Signal Corp.	186	2,909
Forward Air Corp.	96	4,536
Franklin Electric Co. Inc.	123	4,766
G&K Services Inc. - Class A	62	5,997
General Cable Corp.	157	2,982
Gibraltar Industries Inc. (b)	98	4,077
Greenbrier Cos. Inc. (a)	89	3,693
Griffon Corp.	97	2,538
Harsco Corp.	249	3,384
Hawaiian Holdings Inc. (b)	168	9,603
Healthcare Services Group Inc.	228	8,950
Heartland Express Inc. (a)	135	2,740
Heidrick & Struggles International Inc.	60	1,451
Hillenbrand Inc.	197	7,572
HUB Group Inc. - Class A (b)	106	4,646
Insperity Inc.	60	4,226
Insteel Industries Inc.	57	2,016
Interface Inc.	208	3,863
John Bean Technologies Corp.	92	7,905
Kaman Corp.	86	4,197
Kelly Services Inc. - Class A	91	2,083
Knight Transportation Inc.	210	6,926
Korn/Ferry International	179	5,274
Lindsay Corp. (a)	33	2,467
LSC Communications Inc.	84	2,489
Lydall Inc. (b)	54	3,365
Marten Transport Ltd.	73	1,706
Matson Inc.	135	4,769
Matthews International Corp. - Class A	101	7,788
Mercury Systems Inc. (b)	126	3,819
Mobile Mini Inc.	141	4,255
Moog Inc. - Class A (b)	103	6,745
Mueller Industries Inc.	180	7,211
Multi-Color Corp.	42	3,243
MYR Group Inc. (b)	51	1,933
National Presto Industries Inc. (a)	16	1,650
Navigant Consulting Inc. (b)	149	3,888
On Assignment Inc. (b)	154	6,801
Orion Group Holdings Inc. (b)	83	826
Patrick Industries Inc. (b)	45	3,443
PGT Inc. (b)	155	1,778
Powell Industries Inc.	27	1,049
Proto Labs Inc. (a) (b)	76	3,906
Quanex Building Products Corp.	105	2,134
	Shares/Par†	Value
Raven Industries Inc.	115	2,896
Resources Connection Inc.	90	1,734
Roadrunner Transportation Systems Inc. (b)	98	1,022
RR Donnelley & Sons Co.	221	3,613
Saia Inc. (b)	78	3,465
Simpson Manufacturing Co. Inc.	128	5,593
SkyWest Inc.	163	5,935
SPX Corp. (b)	129	3,072
SPX Flow Technology USA Inc. (b)	131	4,196
Standex International Corp.	41	3,559
Taser International Inc. (a) (b)	165	4,003
Team Inc. (b)	93	3,633
Tennant Co.	55	3,919
Tetra Tech Inc.	181	7,818
Titan International Inc.	133	1,493
Trex Co. Inc. (b)	93	5,969
TrueBlue Inc. (b)	135	3,328
UniFirst Corp.	49	7,045
Universal Forest Products Inc.	65	6,609
US Ecology Inc.	69	3,397
Veritiv Corp. (b)	30	1,608
Viad Corp.	64	2,844
Vicor Corp. (b)	47	706
Wabash National Corp. (b)	198	3,133
WageWorks Inc. (b)	115	8,368
Watts Water Technologies Inc. - Class A	88	5,738
		420,756
Information Technology 14.9%
ADTRAN Inc.	154	3,434
Advanced Energy Industries Inc. (b)	125	6,859
Agilysys Inc. (b)	47	490
Anixter International Inc. (b)	90	7,333
Badger Meter Inc.	91	3,373
Bel Fuse Inc. - Class B	28	873
Benchmark Electronics Inc. (b)	153	4,672
Black Box Corp.	50	763
Blackbaud Inc.	150	9,589
Blucora Inc. (b)	122	1,806
Bottomline Technologies Inc. (b)	117	2,919
Brooks Automation Inc.	221	3,766
Cabot Microelectronics Corp.	75	4,768
CACI International Inc. - Class A (b)	77	9,530
CalAmp Corp. (b)	113	1,645
Cardtronics Plc - Class A (b)	144	7,853
CEVA Inc. (b)	66	2,221
Ciber Inc. (b)	189	119
Coherent Inc. (b)	77	10,533
Cohu Inc.	81	1,121
Comtech Telecommunications Corp.	76	901
Cray Inc. (b)	130	2,685
CSG Systems International Inc.	102	4,955
CTS Corp.	103	2,312
Daktronics Inc.	124	1,323
DHI Group Inc. (b)	163	1,018
Digi International Inc. (b)	78	1,070
Diodes Inc. (b)	121	3,104
DSP Group Inc. (b)	68	894
Ebix Inc. (a)	70	3,983
Electro Scientific Industries Inc. (b)	92	544
Electronics for Imaging Inc. (b)	146	6,415
ePlus Inc. (b)	20	2,340
Exar Corp. (b)	126	1,362
ExlService Holdings Inc. (b)	106	5,343
Fabrinet (b)	116	4,666
FARO Technologies Inc. (b)	53	1,899
Forrester Research Inc.	32	1,376
Harmonic Inc. (b)	245	1,224
II-VI Inc. (b)	170	5,046
Insight Enterprises Inc. (b)	112	4,546
Itron Inc. (b)	105	6,602
Ixia (b)	194	3,130
Kopin Corp. (b)	204	578
Kulicke & Soffa Industries Inc. (b)	223	3,562
Liquidity Services Inc. (b)	79	771

See accompanying Notes to Financial Statements.

84

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
LivePerson Inc. (b)	167	1,259
LogMeIn Inc. (a)	80	7,709
Lumentum Holdings Inc. (b)	174	6,729
Mantech International Corp. - Class A	81	3,402
Methode Electronics Inc.	118	4,891
MicroStrategy Inc. - Class A (b)	30	5,861
MKS Instruments Inc.	169	10,033
Monotype Imaging Holdings Inc.	130	2,578
MTS Systems Corp.	52	2,952
Nanometrics Inc. (b)	79	1,968
NetGear Inc. (b)	102	5,560
NIC Inc.	194	4,632
OSI Systems Inc. (b)	57	4,340
Park Electrochemical Corp.	61	1,139
Perficient Inc. (b)	115	2,016
Plexus Corp. (b)	104	5,642
Power Integrations Inc.	91	6,193
Progress Software Corp.	153	4,899
Qualys Inc. (b)	91	2,882
QuinStreet Inc. (b)	128	482
Rambus Inc. (b)	344	4,731
Rogers Corp. (b)	56	4,320
Rudolph Technologies Inc. (b)	95	2,222
Sanmina Corp. (b)	233	8,546
ScanSource Inc. (b)	80	3,248
Semtech Corp. (b)	207	6,534
Shutterstock Inc. (a) (b)	61	2,893
SPS Commerce Inc. (b)	54	3,762
Stamps.com Inc. (a) (b)	51	5,820
Super Micro Computer Inc. (b)	118	3,301
Sykes Enterprises Inc. (b)	124	3,582
Synchronoss Technologies Inc. (b)	133	5,077
Take-Two Interactive Software Inc. (b)	271	13,353
Tangoe Inc. (b)	74	580
TeleTech Holdings Inc.	50	1,537
Tessera Holding Corp.	151	6,664
TiVo Corp. (b)	378	7,904
TTM Technologies Inc. (b)	271	3,688
Ultratech Inc. (b)	77	1,853
VASCO Data Security International Inc. (b)	94	1,286
Veeco Instruments Inc. (b)	131	3,807
Viavi Solutions Inc. (b)	734	6,005
Virtusa Corp. (b)	86	2,150
XO Group Inc. (b)	80	1,555
		344,901
Materials 6.3%
A. Schulman Inc.	91	3,028
AdvanSix Inc. (b)	96	2,133
AK Steel Holding Corp. (b)	980	10,007
American Vanguard Corp.	82	1,572
Balchem Corp.	100	8,372
Boise Cascade Co. (b)	120	2,700
Calgon Carbon Corp.	157	2,670
Century Aluminum Co. (b)	157	1,346
Chemours Co.	571	12,623
Clearwater Paper Corp. (b)	53	3,479
Deltic Timber Corp.	34	2,595
Flotek Industries Inc. (a) (b)	169	1,587
FutureFuel Corp.	71	981
Hawkins Inc.	30	1,593
Haynes International Inc.	41	1,757
HB Fuller Co.	159	7,666
Headwaters Inc. (b)	234	5,508
Ingevity Corp. (b)	134	7,356
Innophos Holdings Inc.	60	3,162
Innospec Inc.	76	5,193
Kaiser Aluminum Corp.	57	4,421
KapStone Paper and Packaging Corp.	280	6,179
Koppers Holdings Inc. (b)	65	2,615
Kraton Corp. (b)	98	2,791
LSB Industries Inc. (a) (b)	61	513
Materion Corp.	63	2,492
Myers Industries Inc.	68	973
Neenah Paper Inc.	53	4,525
	Shares/Par†	Value
Olympic Steel Inc.	28	682
P.H. Glatfelter Co.	137	3,265
Quaker Chemical Corp.	42	5,358
Rayonier Advanced Materials Inc. (a)	137	2,118
Schweitzer-Mauduit International Inc.	97	4,406
Stepan Co.	61	4,955
Stillwater Mining Co. (b)	383	6,163
SunCoke Energy Inc. (b)	201	2,279
TimkenSteel Corp. (a) (b)	121	1,875
Tredegar Corp.	81	1,945
US Concrete Inc. (a) (b)	46	2,998
		145,881
Real Estate 6.0%
Acadia Realty Trust	254	8,302
Agree Realty Corp.	81	3,733
American Assets Trust Inc.	126	5,444
CareTrust REIT Inc.	199	3,053
Cedar Realty Trust Inc.	241	1,577
Chesapeake Lodging Trust	188	4,862
Coresite Realty Corp.	107	8,498
DiamondRock Hospitality Co.	640	7,374
EastGroup Properties Inc.	103	7,597
Forestar Group Inc. (b)	82	1,089
Four Corners Property Trust Inc.	188	3,851
Franklin Street Properties Corp.	333	4,312
Geo Group Inc.	237	8,500
Getty Realty Corp.	84	2,143
Government Properties Income Trust	223	4,244
HFF Inc. - Class A	113	3,410
Kite Realty Group Trust	266	6,239
Lexington Realty Trust	673	7,272
LTC Properties Inc.	124	5,824
Parkway Inc. (b)	135	3,006
Pennsylvania REIT	218	4,124
PS Business Parks Inc.	62	7,173
RE/MAX Holdings Inc. - Class A	56	3,141
Retail Opportunity Investments Corp.	341	7,196
Sabra Healthcare REIT Inc.	207	5,046
Saul Centers Inc.	37	2,436
Summit Hotel Properties Inc.	277	4,432
Universal Health Realty Income Trust	39	2,554
Urstadt Biddle Properties Inc. - Class A	89	2,140
		138,572
Telecommunication Services 1.2%
8x8 Inc. (b)	284	4,065
ATN International Inc.	34	2,687
CIncinnati Bell Inc. (b)	130	2,914
Cogent Communications Group Inc.	131	5,422
Consolidated Communications Holdings Inc.	160	4,304
General Communication Inc. - Class A (b)	85	1,655
Inteliquent Inc.	108	2,468
Iridium Communications Inc. (a) (b)	250	2,400
Lumos Networks Corp. (b)	74	1,160
Spok Holdings Inc.	66	1,376
		28,451
Utilities 2.5%
Allete Inc.	156	9,992
American States Water Co.	114	5,204
Avista Corp.	201	8,036
California Water Service Group	150	5,078
El Paso Electric Co.	128	5,954
Northwest Natural Gas Co.	90	5,359
South Jersey Industries Inc.	251	8,446
Spire Inc.	144	9,289
		57,358
Total Common Stocks (cost $1,811,699)		2,282,240
RIGHTS 0.0%
Leap Wireless International Inc. (b) (c)	61	154
Trius Therapeutics Inc. (b) (c)	8	—
Total Rights (cost $154)		154
OTHER EQUITY INTERESTS 0.0%
Gerber Scientific Inc. (a) (b) (c) (d)	19	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

85

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
SHORT TERM INVESTMENTS 7.7%
Investment Companies 1.5%
JNL Money Market Fund, 0.34% (e) (f)	34,709	34,709
Securities Lending Collateral 6.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (e) (f)	140,778	140,778
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (g)	2,290	2,288
Total Short Term Investments (cost $177,775)		177,775
Total Investments 106.0% (cost $1,989,628)		2,460,169
Other Derivative Instruments (0.0)%		(177)
Other Assets and Liabilities, Net (6.0)%		(139,067)
Total Net Assets 100.0%		$2,320,925

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(g) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital International Index Fund
COMMON STOCKS 97.1%
Australia 7.2%
AGL Energy Ltd.	125	$1,990
Alumina Ltd. (a)	442	578
Amcor Ltd.	216	2,321
AMP Ltd.	537	1,947
APA Group	199	1,229
Aristocrat Leisure Ltd.	95	1,062
ASX Ltd.	35	1,263
Aurizon Holdings Ltd.	374	1,360
AusNet Services	350	398
Australia & New Zealand Banking Group Ltd.	532	11,645
Bank of Queensland Ltd.	68	578
Bendigo and Adelaide Bank Ltd.	85	781
BHP Billiton Ltd.	586	10,503
Boral Ltd.	196	763
Brambles Ltd.	286	2,556
Caltex Australia Ltd.	48	1,056
Challenger Financial Services Group Ltd.	108	875
CIMIC Group Ltd.	18	458
Coca-Cola Amatil Ltd.	100	729
Cochlear Ltd. (a)	10	883
Commonwealth Bank of Australia (a)	312	18,537
Computershare Ltd.	84	754
Crown Resorts Ltd.	67	561
CSL Ltd.	84	6,053
Dexus Property Group	176	1,222
Domino's Pizza Enterprises Ltd.	11	501
DUET Group	447	883
Flight Centre Ltd.	10	235
Fortescue Metals Group Ltd.	269	1,122
Goodman Group	331	1,698
GPT Group	310	1,125
Harvey Norman Holdings Ltd. (a)	85	315
Healthscope Ltd.	309	509
Incitec Pivot Ltd.	310	802
Insurance Australia Group Ltd.	449	1,935
LendLease Corp. Ltd. (a)	100	1,054
Macquarie Group Ltd.	55	3,460
Medibank Private Ltd.	490	996
Mirvac Group	700	1,075
National Australia Bank Ltd. (a)	482	10,656
	Shares/Par†	Value
Newcrest Mining Ltd.	138	1,979
Oil Search Ltd.	257	1,323
Orica Ltd.	74	946
Origin Energy Ltd.	320	1,514
Qantas Airways Ltd.	113	271
QBE Insurance Group Ltd.	253	2,260
Ramsay Health Care Ltd. (a)	25	1,236
REA Group Ltd.	9	341
Rio Tinto Ltd.	77	3,309
Santos Ltd.	297	854
Scentre Group	981	3,285
Seek Ltd.	58	621
Sonic Health Care Ltd.	71	1,090
South32 Ltd.	968	1,906
Stockland	431	1,424
Suncorp Group Ltd.	233	2,272
Sydney Airport	194	836
Tabcorp Holdings Ltd.	142	490
Tatts Group Ltd.	275	886
Telstra Corp. Ltd.	772	2,837
TPG Telecom Ltd.	63	310
Transurban Group	376	2,798
Treasury Wine Estates Ltd.	138	1,064
Vicinity Centres	631	1,360
Vocus Communications Ltd.	85	236
Wesfarmers Ltd.	206	6,253
Westfield Corp.	359	2,429
Westpac Banking Corp. (a)	608	14,271
Woodside Petroleum Ltd.	137	3,065
Woolworths Ltd.	230	3,996
		161,930
Austria 0.2%
Andritz AG	14	689
Erste Group Bank AG	55	1,598
OMV AG	27	963
Raiffeisen International Bank Holding AG (b)	20	370
Voestalpine AG	21	807
		4,427
Belgium 1.2%
AGEAS	37	1,460
Anheuser-Busch InBev NV	139	14,702
Belgacom SA	27	780
Colruyt SA	11	560
Groupe Bruxelles Lambert SA	15	1,228
KBC Groep NV	46	2,847
Solvay SA	13	1,553
Telenet Group Holding NV (b)	11	583
UCB SA	24	1,506
Umicore	18	1,022
		26,241
China 0.1%
Cheung Kong Property Holdings Ltd.	493	3,010
Denmark 1.6%
A P Moller - Maersk A/S - Class A	1	1,017
A P Moller - Maersk A/S - Class B	1	1,881
Carlsberg A/S - Class B	19	1,663
Chr Hansen Holding A/S	17	967
Coloplast A/S - Class B	22	1,494
Danske Bank A/S	124	3,758
DONG Energy A/S (b)	15	566
DSV A/S	34	1,526
Genmab A/S (b)	10	1,720
ISS A/S	31	1,028
Novo Nordisk A/S - Class B	349	12,516
Novozymes A/S - Class B	41	1,400
Pandora A/S	20	2,662
TDC A/S (b)	147	755
Tryg A/S	18	329
Vestas Wind Systems A/S	41	2,636
William Demant Holding A/S (b)	23	391
		36,309
Finland 0.9%
Elisa Oyj	24	782

See accompanying Notes to Financial Statements.

86

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fortum Oyj	77	1,172
Kone Oyj - Class B (a)	62	2,784
Metso Oyj	19	541
Neste Oil Oyj	25	946
Nokia Oyj	1,049	5,032
Nokian Renkaat Oyj	20	750
Orion Oyj - Class B	20	868
Sampo Oyj - Class A	82	3,680
Stora Enso Oyj - Class R (a)	105	1,119
UPM-Kymmene Oyj	100	2,446
Wartsila Oyj	26	1,176
		21,296
France 9.4%
Accor SA	33	1,224
Aeroports de Paris	5	589
Air Liquide	70	7,840
Alstom SA (b)	28	774
Arkema SA	12	1,214
AtoS SE	16	1,721
AXA SA	355	8,949
BNP Paribas SA	193	12,295
Bollore SA	155	544
Bouygues SA	39	1,392
Bureau Veritas SA	45	876
Cap Gemini SA	30	2,503
Carrefour SA	101	2,431
Casino Guichard Perrachon SA	10	473
Christian Dior SA	10	2,127
Cie de Saint-Gobain	89	4,148
Cie Generale d'Optique Essilor International SA	37	4,176
CNP Assurances SA	35	652
Compagnie Generale des Etablissements Michelin	33	3,647
Credit Agricole SA	196	2,425
Danone SA	108	6,833
Dassault Aviation SA	-	454
Dassault Systemes SA	23	1,770
Edenred	36	716
Eiffage SA	10	697
Electricite de France SA (a)	44	451
Engie SA	263	3,349
Eurazeo SA	8	470
Eurofins Scientific SE	2	850
Eutelsat Communications Group SA	30	578
Fonciere Des Regions	6	495
Gecina SA	7	1,034
Groupe Eurotunnel SE	80	762
Hermes International SCA	5	2,007
Icade SA	7	495
Iliad SA	5	959
Imerys SA	7	504
Ingenico	9	753
JC Decaux SA	15	442
Kering SA (a)	14	3,092
Klepierre	38	1,500
Lagardere SCA	24	658
Legrand SA	48	2,751
L'Oreal SA	46	8,441
LVMH Moet Hennessy Louis Vuitton SE (a)	51	9,715
Natixis	159	897
Orange SA (a)	357	5,419
Pernod-Ricard SA	38	4,137
Peugeot SA (b)	90	1,471
Publicis Groupe SA	34	2,364
Remy Cointreau SA	4	349
Renault SA	35	3,147
Rexel SA	52	861
Safran SA	56	4,052
Sanofi SA	211	17,076
Schneider Electric SE	102	7,107
SCOR SE	30	1,033
SEB SA	4	545
SFR Group SA (b)	16	460
Societe BIC SA	6	750
Societe Generale SA	138	6,791
	Shares/Par†	Value
Sodexo SA (a)	18	2,010
Suez Environnement Co.	62	918
Technip SA	21	1,507
Thales SA	20	1,897
Total SA	409	21,001
Unibail-Rodamco SE	18	4,249
Valeo SA	44	2,545
Veolia Environnement	87	1,476
Vinci SA	92	6,289
Vivendi SA	188	3,570
Wendel SA	5	568
Zodiac Aerospace (a)	36	816
		213,081
Germany 8.5%
Adidas AG	35	5,449
Allianz SE	83	13,760
Axel Springer SE (a)	8	382
BASF SE	168	15,527
Bayer AG	151	15,714
Bayerische Motoren Werke AG	60	5,548
Beiersdorf AG	19	1,596
Brenntag AG	29	1,602
Commerzbank AG	197	1,501
Continental AG	20	3,817
Covestro AG	12	847
Daimler AG	176	13,040
Deutsche Bank AG (b)	255	4,619
Deutsche Boerse AG (b)	34	2,765
Deutsche Lufthansa AG (a)	40	515
Deutsche Post AG	174	5,722
Deutsche Telekom AG	589	10,107
Deutsche Wohnen AG	63	1,977
E.ON SE	370	2,601
Evonik Industries AG	30	890
Fraport AG Frankfurt Airport Services Worldwide	7	407
Fresenius Medical Care AG & Co. KGaA	39	3,305
Fresenius SE & Co. KGaA	74	5,745
GEA Group AG	34	1,381
Hannover Rueck SE	11	1,236
HeidelbergCement AG	27	2,515
Henkel AG & Co. KGaA	19	2,006
Hochtief AG	4	507
Hugo Boss AG	12	737
Infineon Technologies AG	204	3,529
Innogy SE (b)	26	914
K+S AG (a)	36	861
Lanxess AG	17	1,112
Linde AG	34	5,587
MAN SE	7	661
Merck KGaA	23	2,434
Metro AG (a)	32	1,080
Muenchener Rueckversicherungs AG	29	5,554
Osram Licht AG	17	890
ProSiebenSat.1 Media SE	44	1,677
RTL Group SA	7	477
RWE AG (b)	87	1,079
SAP SE	179	15,507
Siemens AG	140	17,081
Symrise AG	23	1,378
Telefonica Deutschland Holding AG	138	589
ThyssenKrupp AG	66	1,573
United Internet AG	21	817
Volkswagen AG	6	864
Vonovia SE	85	2,752
Zalando SE (b)	14	549
		192,783
Hong Kong 2.9%
AIA Group Ltd.	2,198	12,312
ASM Pacific Technology Ltd. (a)	44	460
Bank of East Asia Ltd.	217	827
BOC Hong Kong Holdings Ltd.	680	2,422
Cathay Pacific Airways Ltd. (a)	229	301
Cheung Kong Infrastructure Holdings Ltd.	123	977
CK Hutchison Holdings Ltd.	494	5,581

See accompanying Notes to Financial Statements.

87

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
CLP Holdings Ltd.	303	2,782
First Pacific Co. Ltd.	409	286
Galaxy Entertainment Group Ltd.	421	1,823
Hang Lung Group Ltd.	157	545
Hang Lung Properties Ltd.	437	921
Hang Seng Bank Ltd.	140	2,604
Henderson Land Development Co. Ltd.	203	1,078
HK Electric Investments Ltd.	442	365
HKT Trust	504	617
Hong Kong & China Gas Co. Ltd.	1,407	2,485
Hong Kong Exchanges & Clearing Ltd.	212	4,986
Hongkong Land Holdings Ltd.	211	1,332
Hysan Development Co. Ltd.	110	454
Jardine Matheson Holdings Ltd.	45	2,481
Kerry Properties Ltd.	108	293
Li & Fung Ltd.	1,012	443
Link REIT	408	2,648
Melco Crown Entertainment Ltd. - ADR (a)	34	541
MGM China Holdings Ltd.	175	362
MTR Corp.	269	1,304
New World Development Ltd.	1,015	1,069
NWS Holdings Ltd. (a)	307	499
PCCW Ltd.	772	417
Power Assets Holdings Ltd.	256	2,252
Shangri-La Asia Ltd.	194	204
Sino Land Co.	583	869
SJM Holdings Ltd.	328	256
Sun Hung Kai Properties Ltd.	261	3,287
Swire Pacific Ltd. - Class A	93	885
Swire Properties Ltd.	199	548
Techtronic Industries Co.	236	845
WH Group Ltd. (a)	1,449	1,168
Wharf Holdings Ltd.	253	1,679
Wheelock & Co. Ltd.	151	847
Yue Yuen Industrial Holdings Ltd.	124	450
		66,505
Ireland 0.5%
CRH Plc	152	5,256
Irish Bank Resolution Corp. Ltd. (b) (c)	34	—
James Hardie Industries SE - CDI (a)	83	1,308
Kerry Group Plc - Class A	30	2,109
Paddy Power Betfair Plc	15	1,590
Ryanair Holdings Plc (b)	2	27
The Governor & Co. of the Bank of Ireland (b)	5,007	1,226
		11,516
Israel 0.7%
Azrieli Group	6	278
Bank Hapoalim BM	182	1,083
Bank Leumi Le-Israel BM (b)	246	1,013
Bezeq Israeli Telecommunication Corp. Ltd.	343	651
Check Point Software Technologies Ltd. (a) (b)	24	1,991
Elbit Systems Ltd.	4	429
Frutarom Industries Ltd.	7	354
Israel Chemicals Ltd.	100	409
Mizrahi Tefahot Bank Ltd. (a)	21	304
Mobileye NV (a) (b)	31	1,199
Nice Ltd.	12	794
Teva Pharmaceutical Industries Ltd. - ADR	167	6,053
		14,558
Italy 1.8%
Assicurazioni Generali SpA	213	3,158
Atlantia SpA	72	1,692
CNH Industrial NV	186	1,615
Enel SpA	1,394	6,128
ENI SpA	466	7,547
EXOR NV	19	823
Ferrari NV	22	1,293
Intesa Sanpaolo SpA	2,283	5,782
Leonardo-Finmeccanica SpA (b)	76	1,061
Luxottica Group SpA	31	1,685
Mediobanca SpA	100	814
Poste Italiane SpA	91	606
Prysmian SpA	35	886
Saipem SpA (b)	1,085	607
	Shares/Par†	Value
Snam Rete Gas SpA	448	1,844
Telecom Italia SpA (b)	1,761	1,555
Terna Rete Elettrica Nazionale SpA	262	1,198
UniCredit SpA	950	2,727
UnipolSai SpA	202	430
		41,451
Japan 23.6%
ABC-Mart Inc.	6	345
Acom Co. Ltd. (b)	83	362
AEON Co. Ltd.	114	1,606
AEON Financial Service Co. Ltd. (a)	19	341
AEON Mall Co. Ltd.	20	283
Air Water Inc.	30	540
Aisin Seiki Co. Ltd.	35	1,506
Ajinomoto Co. Inc.	102	2,061
Alfresa Holdings Corp.	33	548
All Nippon Airways Co. Ltd.	214	576
Alps Electric Co. Ltd.	35	848
Amada Co. Ltd.	65	724
Aozora Bank Ltd.	212	748
Asahi Breweries Ltd.	70	2,204
Asahi Glass Co. Ltd. (a)	184	1,248
Asahi Kasei Corp.	229	1,993
Ashikaga Holdings Co. Ltd.	193	715
Asics Corp. (a)	29	582
Astellas Pharma Inc.	387	5,366
Bandai Namco Holdings Inc.	37	1,007
Bank of Kyoto Ltd. (a)	61	452
Benesse Holdings Inc.	13	357
Bridgestone Corp.	117	4,217
Brother Industries Ltd.	43	764
Calbee Inc.	14	425
Canon Inc.	192	5,405
Casio Computer Co. Ltd.	43	599
Central Japan Railway Co.	26	4,269
China Bank Ltd.	127	779
Chubu Electric Power Co. Inc.	115	1,600
Chugai Pharmaceutical Co. Ltd.	41	1,179
Chugoku Bank Ltd.	26	373
Chugoku Electric Power Co. Inc.	51	598
Concordia Financial Group Ltd.	224	1,078
Credit Saison Co. Ltd.	28	498
CYBERDYNE Inc. (a) (b)	18	251
Dai Nippon Printing Co. Ltd.	93	918
Daicel Corp.	52	567
Dai-Ichi Life Holdings Inc.	195	3,239
Daiichi Sankyo Co. Ltd.	111	2,270
Daikin Industries Ltd.	42	3,866
Dainippon Sumitomo Pharma Co. Ltd.	28	475
Daito Trust Construction Co. Ltd.	13	1,879
Daiwa House Industry Co. Ltd.	104	2,844
Daiwa House REIT Investment Co.	-	614
Daiwa Securities Group Inc.	307	1,890
Dena Co. Ltd.	19	415
Denso Corp.	88	3,789
Dentsu Inc.	40	1,886
Don Quijote Holdings Co. Ltd.	23	834
East Japan Railway Co.	60	5,172
Eisai Co. Ltd.	47	2,676
Electric Power Development Co. Ltd.	28	643
FamilyMart UNY Holdings Co. Ltd.	15	971
Fanuc Ltd.	36	5,989
Fast Retailing Co. Ltd.	10	3,427
Fuji Electric Holdings Co. Ltd.	108	558
Fuji Heavy Industries Ltd.	113	4,605
FUJIFILM Holdings Corp.	80	3,048
Fujitsu Ltd.	351	1,944
Fukuoka Financial Group Inc.	154	683
Hachijuni Bank Ltd.	71	413
Hakuhodo DY Holdings Inc.	39	478
Hamamatsu Photonics KK	25	662
Hankyu Hanshin Holdings Inc.	43	1,383
Hikari Tsushin Inc.	4	382
Hino Motors Ltd.	44	447

See accompanying Notes to Financial Statements.

88

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Hirose Electric Co. Ltd.	5	662
Hiroshima Bank Ltd.	97	452
Hisamitsu Pharmaceutical Co. Inc.	10	509
Hitachi Chemical Co. Ltd.	16	401
Hitachi Construction Machinery Co. Ltd. (a)	23	506
Hitachi High-Technologies Corp.	13	527
Hitachi Ltd.	870	4,691
Hitachi Metals Ltd.	41	552
Hokuriku Electric Power Co.	35	389
Honda Motor Co. Ltd.	298	8,694
Hoshizaki Corp. (a)	9	736
Hoya Corp.	73	3,061
Hulic Co. Ltd. (a)	56	494
Idemitsu Kosan Co. Ltd.	16	437
IHI Corp. (b)	247	640
Iida Group Holdings Co. Ltd.	28	525
INPEX Corp.	176	1,764
Isetan Mitsukoshi Holdings Ltd.	64	693
Isuzu Motors Ltd.	108	1,366
ITOCHU Corp.	276	3,654
J. Front Retailing Co. Ltd.	43	574
Japan Airlines Co. Ltd.	21	624
Japan Airport Terminal Co. Ltd.	7	267
Japan Exchange Group Inc.	98	1,401
Japan Post Bank Co. Ltd.	75	904
Japan Post Holdings Co. Ltd.	84	1,043
Japan Prime Realty Investment Corp. (a)	-	588
Japan Real Estate Investment Corp.	-	1,333
Japan Retail Fund Investment Corp.	-	965
Japan Tobacco Inc.	201	6,601
JFE Holdings Inc.	95	1,436
JGC Corp.	36	652
JS Group Corp.	49	1,117
JSR Corp.	34	535
JTEKT Corp.	42	667
JX Holdings Inc. (a)	395	1,668
Kajima Corp.	156	1,078
Kakaku.com Inc.	23	377
Kamigumi Co. Ltd.	38	362
Kaneka Corp.	58	472
Kansai Electric Power Co. Inc. (b)	128	1,395
Kansai Paint Co. Ltd. (a)	42	773
Kao Corp.	91	4,293
Kawasaki Heavy Industries Ltd.	262	820
KDDI Corp.	332	8,392
Keihan Holdings Co. Ltd.	88	577
Keikyu Corp.	89	1,031
Keio Corp.	102	838
Keisei Electric Railway Co. Ltd. (a)	25	605
Keyence Corp.	9	6,058
Kikkoman Corp.	26	830
Kintetsu Corp.	339	1,292
Kirin Holdings Co. Ltd.	149	2,415
Kobe Steel Ltd. (b)	62	590
Koito Manufacturing Co. Ltd.	21	1,088
Komatsu Ltd.	166	3,769
Konami Corp.	18	706
Konica Minolta Holdings Inc.	83	822
Kose Corp.	5	439
Kubota Corp.	196	2,793
Kuraray Co. Ltd.	70	1,044
Kurita Water Industries Ltd.	16	350
Kyocera Corp.	60	2,950
kyowa Hakko Kirin Co. Ltd.	48	657
Kyushu Electric Power Co. Inc.	80	867
Kyushu Financial Group Inc.	64	434
Lawson Inc.	11	786
LINE Corp. (a) (b)	8	263
Lion Corp.	43	705
M3 Inc. (a)	33	837
Mabuchi Motor Co. Ltd.	8	405
Makita Corp.	21	1,390
Marubeni Corp.	295	1,667
Marui Group Co. Ltd.	38	552
Maruichi Steel Tube Ltd.	11	348
	Shares/Par†	Value
Mazda Motor Corp.	103	1,679
McDonald's Holdings Co. Japan Ltd. (a)	14	358
Medipal Holdings Corp.	28	441
MEIJI Holdings Co. Ltd.	21	1,675
Minebea Co. Ltd.	65	607
Miraca Holdings Inc.	11	496
MISUMI Group Inc.	50	820
Mitsubishi Chemical Holdings Corp.	256	1,653
Mitsubishi Corp.	276	5,871
Mitsubishi Electric Corp.	348	4,840
Mitsubishi Estate Co. Ltd.	225	4,468
Mitsubishi Gas Chemical Co. Inc.	36	613
Mitsubishi Heavy Industries Ltd.	591	2,687
Mitsubishi Logistics Corp. (a)	20	282
Mitsubishi Materials Corp.	20	606
Mitsubishi Motors Corp.	125	711
Mitsubishi Tanabe Pharma Corp.	42	815
Mitsubishi UFJ Financial Group Inc.	2,324	14,333
Mitsubishi UFJ Lease & Finance Co. Ltd.	68	350
Mitsui & Co. Ltd.	307	4,212
Mitsui Chemicals Inc.	167	748
Mitsui Fudosan Co. Ltd.	165	3,820
Mitsui OSK Lines Ltd.	230	635
Mixi Inc.	9	335
Mizuho Financial Group Inc. (a)	4,340	7,789
MS&AD Insurance Group Holdings	93	2,890
Murata Manufacturing Co. Ltd.	35	4,607
Nabtesco Corp.	20	473
Nagoya Railroad Co. Ltd.	169	816
NEC Corp.	472	1,248
Nexon Co. Ltd.	34	493
NGK Insulators Ltd.	45	871
NGK Spark Plug Co. Ltd.	32	709
Nidec Corp.	43	3,702
Nikon Corp. (a)	61	946
Nintendo Co. Ltd.	20	4,241
Nippon Building Fund Inc. (a)	-	1,397
Nippon Electric Glass Co. Ltd.	65	351
Nippon Express Co. Ltd.	158	848
Nippon Meat Packers Inc.	33	890
Nippon Paint Co. Ltd.	30	809
Nippon Prologis REIT Inc. (a)	-	548
Nippon Steel Corp.	150	3,312
Nippon Telegraph & Telephone Corp.	124	5,236
Nippon Yusen KK	317	587
Nissan Chemical Industries Ltd.	22	730
Nissan Motor Co. Ltd.	440	4,411
Nisshin Seifun Group Inc.	32	481
Nissin Foods Holdings Co. Ltd.	11	587
Nitori Co. Ltd.	14	1,608
Nitto Denko Corp.	30	2,327
NOK Corp.	16	316
Nomura Holdings Inc.	662	3,913
Nomura Real Estate Holdings Inc.	21	363
Nomura Real Estate Master Fund Inc.	1	1,097
Nomura Research Institute Ltd.	26	794
NSK Ltd.	85	984
NTT Data Corp.	22	1,048
NTT DoCoMo Inc.	252	5,730
Obayashi Corp.	112	1,067
Obic Co. Ltd.	11	467
Odakyu Electric Railway Co. Ltd.	56	1,097
OJI Holdings Corp.	136	553
Olympus Corp.	54	1,843
Omron Corp.	35	1,353
Ono Pharmaceutical Co. Ltd.	72	1,580
Oracle Corp. Japan	6	312
Oriental Land Co. Ltd.	40	2,258
ORIX Corp.	239	3,717
Osaka Gas Co. Ltd.	351	1,347
Otsuka Corp.	9	434
Otsuka Holdings Co. Ltd.	71	3,097
Panasonic Corp.	398	4,033
Park24 Co. Ltd.	18	482
Pola Orbis Holdings Inc. (a)	4	338

See accompanying Notes to Financial Statements.

89

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Rakuten Inc.	168	1,650
Recruit Holdings Co. Ltd.	66	2,633
Resona Holdings Inc.	405	2,077
Ricoh Co. Ltd.	125	1,053
Rinnai Corp.	6	515
Rohm Co. Ltd.	17	987
Ryohin Keikaku Co. Ltd.	4	822
Sankyo Co. Ltd.	9	290
Santen Pharmaceutical Co. Ltd.	66	811
SBI Holdings Inc.	44	556
Secom Co. Ltd.	38	2,791
Sega Sammy Holdings Inc.	33	485
Seibu Holdings Inc.	31	562
Seiko Epson Corp.	53	1,115
Sekisui Chemical Co. Ltd.	77	1,223
Sekisui House Ltd.	105	1,748
Seven & I Holdings Co. Ltd.	135	5,151
Seven Bank Ltd.	124	354
Sharp Corp. (a) (b)	264	611
Shimadzu Corp.	44	699
Shimamura Co. Ltd.	4	499
Shimano Inc.	14	2,146
Shimizu Corp.	94	858
Shin-Etsu Chemical Co. Ltd.	70	5,417
Shinsei Bank Ltd.	352	589
Shionogi & Co. Ltd.	54	2,595
Shiseido Co. Ltd.	66	1,678
Shizuoka Bank Ltd.	99	831
Showa Shell Sekiyu KK (a)	29	271
SMC Corp.	11	2,498
SoftBank Group Corp.	175	11,600
Sohgo Security Services Co. Ltd.	13	507
Sompo Holdings Inc.	62	2,101
Sony Corp.	231	6,452
Sony Financial Holdings Inc.	32	502
Stanley Electric Co. Ltd.	26	703
Start Today Co. Ltd.	32	543
Sumitomo Chemical Co. Ltd.	282	1,337
Sumitomo Corp.	219	2,571
Sumitomo Electric Industries Ltd.	139	2,004
Sumitomo Heavy Industries Ltd.	92	591
Sumitomo Metal Mining Co. Ltd.	87	1,110
Sumitomo Mitsui Financial Group Inc.	245	9,331
Sumitomo Mitsui Trust Holdings Inc.	61	2,182
Sumitomo Realty & Development Co. Ltd.	62	1,659
Sumitomo Rubber Industries Inc.	31	484
Sundrug Co. Ltd.	7	449
Suntory Beverage & Food Ltd.	25	1,023
Suruga Bank Ltd.	34	759
Suzuken Co. Ltd.	14	458
Suzuki Motor Corp.	63	2,198
Sysmex Corp.	29	1,660
T&D Holdings Inc.	105	1,384
Taiheiyo Cement Corp.	233	735
Taisei Corp.	191	1,334
Taisho Pharmaceutical Holdings Co. Ltd.	6	489
Taiyo Nippon Sanso Corp.	24	277
Takashimaya Co. Ltd.	53	436
Takeda Pharmaceutical Co. Ltd.	128	5,306
TDK Corp.	23	1,570
Teijin Ltd.	32	647
Terumo Corp.	63	2,326
THK Co. Ltd.	20	439
Tobu Railway Co. Ltd.	180	892
Toho Co. Ltd.	22	618
Toho Gas Co. Ltd.	77	625
Tohoku Electric Power Co. Inc.	84	1,065
Tokio Marine Holdings Inc.	123	5,025
Tokyo Electric Power Co. Holdings Inc. (b)	267	1,077
Tokyo Electron Ltd.	28	2,671
Tokyo Gas Co. Ltd.	377	1,702
Tokyo Tatemono Co. Ltd.	37	487
Tokyu Corp.	185	1,358
Tokyu Fudosan Holdings Corp	92	543
TonenGeneral Sekiyu KK	57	600
	Shares/Par†	Value
Toppan Printing Co. Ltd.	97	925
Toray Industries Inc.	266	2,148
Toshiba Corp. (b)	750	1,812
TOTO Ltd.	27	1,047
Toyo Seikan Group Holdings Ltd.	30	556
Toyo Suisan Kaisha Ltd.	16	579
Toyoda Gosei Co. Ltd.	15	345
Toyota Industries Corp.	30	1,445
Toyota Motor Corp.	486	28,522
Toyota Tsusho Corp.	36	941
Trend Micro Inc.	19	667
Tsuruha Holdings Inc.	6	606
Unicharm Corp. (a)	70	1,535
United Urban Investment Corp. (a)	1	822
USS Co. Ltd.	40	631
West Japan Railway Co.	30	1,819
Yahoo! Japan Corp.	265	1,015
Yakult Honsha Co. Ltd.	15	689
Yamada Denki Co. Ltd.	122	656
Yamaguchi Financial Group Inc.	41	446
Yamaha Corp.	32	970
Yamaha Motor Co. Ltd. (a)	51	1,114
Yamato Holdings Co. Ltd.	62	1,254
Yamazaki Baking Co. Ltd. (a)	24	463
Yaskawa Electric Corp. (a)	51	795
Yokogawa Electric Corp.	39	566
Yokohama Rubber Co. Ltd.	22	390
		533,900
Jersey 0.1%
Randgold Resources Ltd.	17	1,282
Luxembourg 0.3%
ArcelorMittal	340	2,497
Millicom International Cellular SA - SDR	12	503
SES SA - FDR	66	1,457
Tenaris SA	82	1,464
		5,921
Macau 0.1%
Sands China Ltd.	438	1,889
Wynn Macau Ltd. (a)	269	426
		2,315
Malta 0.0%
BGP Holdings Plc (b) (c)	479	28
Netherlands 5.3%
ABN AMRO Group NV - CVA	51	1,130
Aegon NV	328	1,800
Airbus Group NV	107	7,040
Akzo Nobel NV	46	2,880
Altice NV (b)	68	1,339
Altice NV (b)	23	451
ASML Holding NV	67	7,551
Gemalto NV	14	814
Heineken Holding NV	18	1,224
Heineken NV	42	3,111
ING Groep NV	707	9,958
Koninklijke Ahold NV	230	4,853
Koninklijke Boskalis Westminster NV	14	496
Koninklijke KPN NV	596	1,763
Koninklijke Philips Electronics NV	172	5,268
Koninklijke Philips NV	34	2,013
Koninklijke Vopak NV	12	574
NN Group NV	56	1,910
NXP Semiconductors NV (b)	54	5,279
Qiagen NV (b)	40	1,118
Randstad Holding NV	22	1,193
Reed Elsevier NV	184	3,090
Royal Dutch Shell Plc - Class A	786	21,701
Royal Dutch Shell Plc - Class B	683	19,616
Unilever NV - CVA	297	12,214
Wolters Kluwer NV	55	1,978
		120,364
New Zealand 0.2%
Auckland International Airport Ltd.	174	755
Contact Energy Ltd.	116	374

See accompanying Notes to Financial Statements.

90

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Fletcher Building Ltd.	128	943
Mercury NZ Ltd.	119	243
Meridian Energy Ltd.	213	383
Ryman Healthcare Ltd.	61	342
Spark New Zealand Ltd.	306	723
		3,763
Norway 0.7%
DNB Bank ASA	179	2,664
Gjensidige Forsikring ASA	37	580
Marine Harvest ASA	67	1,208
Norsk Hydro ASA	247	1,180
Orkla ASA	155	1,401
Schibsted ASA - Class A	13	289
Schibsted ASA - Class B	14	299
Statoil ASA	201	3,674
Telenor ASA	139	2,073
Yara International ASA	33	1,285
		14,653
Portugal 0.1%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	399	1,214
Galp Energia SGPS SA	91	1,356
Jeronimo Martins SGPS SA	44	675
		3,245
Singapore 1.2%
Ascendas REIT	380	594
CapitaLand Ltd.	452	940
CapitaMall Trust	451	585
Captialand Commerical Trust	383	390
City Developments Ltd.	69	393
ComfortDelgro Corp. Ltd.	375	638
DBS Group Holdings Ltd.	324	3,868
Genting Singapore Plc	1,083	674
Global Logistic Properties Ltd.	496	751
Golden Agri-Resources Ltd.	1,187	353
Hutchison Port Holdings Trust	827	359
Jardine Cycle & Carriage Ltd.	18	524
Keppel Corp. Ltd.	250	994
Oversea-Chinese Banking Corp. Ltd.	570	3,498
SembCorp Industries Ltd.	204	400
Singapore Airlines Ltd.	100	664
Singapore Airport Terminal Services Ltd.	122	409
Singapore Exchange Ltd.	135	665
Singapore Press Holdings Ltd.	267	650
Singapore Technologies Engineering Ltd.	279	620
Singapore Telecommunications Ltd.	1,435	3,600
StarHub Ltd.	90	175
Suntec REIT (a)	405	461
United Overseas Bank Ltd.	241	3,386
UOL Group Ltd.	95	390
Wilmar International Ltd.	345	852
Yangzijiang Shipbuilding Holdings Ltd.	293	164
		26,997
Spain 3.0%
Abertis Infraestructuras SA - Class A	114	1,590
ACS Actividades de Construccion y Servicios SA	34	1,064
Aena SA	12	1,608
Amadeus IT Group SA	79	3,586
Banco Bilbao Vizcaya Argentaria SA	1,201	8,093
Banco de Sabadell SA	982	1,364
Banco Popular Espanol SA (a)	612	589
Banco Santander SA	2,662	13,849
Bankia SA	894	911
Bankinter SA	113	877
CaixaBank SA	627	2,066
Distribuidora Internacional de Alimentacion SA	115	565
Enagas SA	42	1,055
Endesa SA	60	1,261
Ferrovial SA	89	1,593
Gas Natural SDG SA	61	1,148
Grifols SA - Class A	55	1,090
Iberdrola SA	979	6,411
Inditex SA	200	6,798
	Shares/Par†	Value
Mapfre SA	190	578
Red Electrica Corp. SA	78	1,470
Repsol SA	204	2,871
Telefonica SA	845	7,799
Zardoya Otis SA	34	285
		68,521
Sweden 2.8%
Alfa Laval AB	55	906
Assa Abloy AB - Class B	181	3,341
Atlas Copco AB - Class A	124	3,750
Atlas Copco AB - Class B	73	1,992
Boliden AB	53	1,371
Electrolux AB - Class B	44	1,098
Getinge AB - Class B	37	599
Hennes & Mauritz AB - Class B	171	4,734
Hexagon AB - Class B	47	1,662
Husqvarna AB - Class B	81	628
ICA Gruppen AB	13	395
Industrivarden AB - Class C	31	584
Investor AB - Class B	82	3,063
Kinnevik AB - Class B	43	1,031
L E Lundbergforetagen AB - Series B	7	421
Lundin Petroleum AB (b)	35	754
Nordea Bank AB	546	6,055
Sandvik AB	193	2,380
Securitas AB - Class B	55	864
Skandinaviska Enskilda Banken AB - Class A	279	2,913
Skanska AB - Class B	63	1,479
SKF AB - Class B	71	1,299
Svenska Cellulosa AB - Class B	109	3,080
Svenska Handelsbanken AB - Class A	273	3,782
Swedbank AB - Class A	163	3,932
Swedish Match AB	36	1,142
Tele2 AB - Class B	70	562
Telefonaktiebolaget LM Ericsson - Class B	553	3,240
Telia Co. AB	455	1,830
Volvo AB - Class B	285	3,315
		62,202
Switzerland 8.8%
ABB Ltd.	342	7,202
Actelion Ltd.	18	3,812
Adecco Group AG	30	1,957
Aryzta AG	16	698
Baloise Holding AG	9	1,116
Barry Callebaut AG	-	487
Cie Financiere Richemont SA	95	6,311
Credit Suisse Group AG	360	5,150
Dufry AG (b)	8	1,040
EMS-Chemie Holding AG	2	772
Galenica AG	1	775
Geberit AG	7	2,746
Givaudan SA	2	3,045
Glencore Plc (b)	2,236	7,555
Julius Baer Group Ltd.	41	1,838
Kuehne & Nagel International AG	10	1,295
LafargeHolcim Ltd.	82	4,302
Lindt & Spruengli AG	-	1,154
Lonza Group AG	10	1,722
Nestle SA	566	40,536
Novartis AG	407	29,582
Pargesa Holding SA	6	387
Partners Group Holding AG	3	1,478
Roche Holding AG	128	29,172
Schindler Holding AG	4	650
SGS SA	1	2,058
Sika AG	-	1,890
Sonova Holding AG	10	1,194
STMicroelectronics NV	119	1,345
Swatch Group AG	9	564
Swatch Group AG (a)	6	1,777
Swiss Life Holding AG	6	1,622
Swiss Prime Site AG	13	1,049
Swiss Re AG	59	5,575
Swisscom AG	5	2,142

See accompanying Notes to Financial Statements.

91

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Syngenta AG	17	6,717
UBS Group AG	668	10,439
Zurich Insurance Group AG	28	7,560
		198,714
United Kingdom 15.8%
3i Group Plc	176	1,526
Aberdeen Asset Management Plc	164	518
Admiral Group Plc	36	815
Anglo American Plc (b)	253	3,577
Antofagasta Plc	71	585
Ashtead Group Plc	92	1,783
Associated British Foods Plc	65	2,192
AstraZeneca Plc	231	12,597
Auto Trader Group Plc	176	887
Aviva Plc	731	4,354
Babcock International Group Plc	44	514
BAE Systems Plc	571	4,157
Barclays Plc	3,085	8,465
Barratt Developments Plc	186	1,058
Berkeley Group Holdings Plc	23	805
BHP Billiton Plc	386	6,151
BP Plc	3,398	21,286
British American Tobacco Plc	340	19,258
British Land Co. Plc	170	1,322
BT Group Plc	1,542	6,962
Bunzl Plc	60	1,562
Burberry Group Plc	80	1,465
Capita Group Plc	115	753
Capital Shopping Centres Group Plc (a)	173	598
Carnival Plc	35	1,752
Centrica Plc	1,000	2,880
Cobham Plc	317	638
Coca-Cola European Partners Plc	40	1,256
Coca-Cola HBC AG	33	729
Compass Group Plc	295	5,460
Croda International Plc	24	945
DCC Plc	15	1,150
Diageo Plc	459	11,918
Direct Line Insurance Group Plc	237	1,079
Dixons Carphone Plc	166	725
easyJet Plc	28	345
Experian Plc	173	3,350
Fiat Chrysler Automobiles NV	167	1,519
Fresnillo Plc	39	573
G4S Plc	308	891
GKN Plc	318	1,298
GlaxoSmithKline Plc	888	17,058
Hammerson Plc	142	1,002
Hargreaves Lansdown Plc	44	658
Hikma Pharmaceuticals Plc	25	585
HSBC Holdings Plc	3,608	29,108
IMI Plc	45	574
Imperial Brands Plc	175	7,634
Inmarsat Plc	86	794
InterContinental Hotels Group Plc	35	1,568
International Consolidated Airlines Group SA	149	802
Intertek Group Plc	28	1,194
Investec Plc	108	705
ITV Plc	670	1,700
J Sainsbury Plc	301	924
Johnson Matthey Plc	36	1,413
Kingfisher Plc	421	1,812
Land Securities Group Plc	146	1,924
Legal & General Group Plc	1,101	3,354
Lloyds Banking Group Plc	11,680	8,969
London Stock Exchange Group Plc	58	2,066
Marks & Spencer Group Plc	281	1,210
Mediclinic International Plc	69	656
Meggitt Plc	138	782
Merlin Entertainments Plc	119	655
Mondi Plc	69	1,412
National Grid Plc	684	7,997
NEX Group Plc	-	—
Next Plc	26	1,618
	Shares/Par†	Value
Old Mutual Plc	920	2,345
Pearson Plc	153	1,539
Persimmon Plc	53	1,160
Petrofac Ltd.	42	446
Provident Financial Plc	28	974
Prudential Plc (d)	470	9,377
Reckitt Benckiser Group Plc	116	9,814
Relx Plc	201	3,583
Rio Tinto Plc	226	8,626
Rolls-Royce Holdings Plc	332	2,723
Royal Bank of Scotland Group Plc (b)	639	1,767
Royal Mail Plc	155	882
RSA Insurance Group Plc	191	1,379
Sage Group Plc	193	1,560
Schroders Plc	26	944
Segro Plc	164	926
Severn Trent Plc	42	1,150
Shire Plc	164	9,366
Sky Plc	181	2,209
Smith & Nephew Plc	166	2,497
Smiths Group Plc	76	1,317
SSE Plc	182	3,467
St. James's Place Plc	102	1,269
Standard Chartered Plc (b)	591	4,817
Standard Life Plc	375	1,716
Tate & Lyle Plc	89	771
Taylor Wimpey Plc	565	1,065
Tesco Plc (b)	1,475	3,760
Travis Perkins Plc	43	762
TUI AG	91	1,306
Tullett Prebon Plc	48	254
Unilever Plc	234	9,477
United Utilities Group Plc	127	1,412
Vodafone Group Plc	4,845	11,923
Weir Group Plc	38	878
Whitbread Plc	32	1,480
William Hill Plc	170	607
WM Morrison Supermarkets Plc	417	1,185
Wolseley Plc	46	2,828
Worldpay Group Plc	323	1,073
WPP Plc	232	5,168
		357,674
United States of America 0.1%
AerCap Holdings NV (b)	31	1,275
Taro Pharmaceutical Industries Ltd. (a) (b)	3	282
		1,557
Total Common Stocks (cost $2,132,817)		2,194,243
PREFERRED STOCKS 0.7%
Germany 0.5%
Bayerische Motoren Werke AG	10	796
Fuchs Petrolub SE	13	535
Henkel AG & Co. KGaA (e)	32	3,819
Porsche Automobil Holding SE (e)	27	1,487
Schaeffler AG (b)	29	428
Volkswagen AG	33	4,674
		11,739
Italy 0.1%
Intesa Sanpaolo SpA	160	376
Telecom Italia SpA	1,006	730
		1,106
Switzerland 0.1%
Lindt & Spruengli AG (e)	-	952
Schindler Holding AG (e)	8	1,393
		2,345
Total Preferred Stocks (cost $14,766)		15,190
RIGHTS 0.0%
Spain 0.0%
Repsol SA (b)	204	76
Total Rights (cost $75)		76

See accompanying Notes to Financial Statements.

92

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
OTHER EQUITY INTERESTS 0.0%
Austria 0.0%
IMMOEAST AG Escrow (b) (c) (f)	37	—
IMMOFINANZ AG Escrow (b) (c) (f)	27	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.9%
JNL Money Market Fund, 0.34% (d) (g)	41,870	41,870
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (d) (g)	31,278	31,278
Treasury Securities 0.1%
U.S. Treasury Bill
0.51%, 03/16/17 (h)	3,140	3,137
Total Short Term Investments (cost $76,285)		76,285
Total Investments 101.2% (cost $2,223,943)		2,285,794
Other Derivative Instruments (0.0)%		(685)
Other Assets and Liabilities, Net (1.2)%		(25,646)
Total Net Assets 100.0%		$2,259,463

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Convertible security.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(h) All or a portion of the security is pledged or segregated as collateral.

JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,004
AmeriCredit Automobile Receivables Trust
Series 2014-A3-4, 1.27%, 08/08/17	342	342
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	500	500
Series 2016-A4-A4, 1.33%, 08/15/19	700	690
CarMax Auto Owner Trust
Series 2013-A3-4, 0.80%, 07/16/18	73	73
CenterPoint Energy Transition Bond Co. II LLC
Series 2005-A4-A, 5.17%, 08/01/19	173	174
Citibank Credit Card Issuance Trust
Series 2014-A8-A8, 1.73%, 04/09/18	1,000	1,004
Series 2014-A1-A1, 2.88%, 01/21/21	300	307
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	518
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	716
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	408
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	499
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	700
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	513
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	521
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	403
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	496
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,006
Delta Air Lines Inc. Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	264	303
Fifth Third Auto Trust
Series 2014-A4-3, 1.47%, 06/15/17	180	180
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	781
	Shares/Par†	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	150	154
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	385	383
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	536
Mercedes-Benz Auto Receivables Trust
Series 2015-A3-1, 1.34%, 10/15/18	500	500
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	426	433
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	254
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	521
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	969
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	358
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	504
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	226	232
Series 2014-A-2, 3.75%, 09/03/26	188	189
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	210	215
Wells Fargo-RBS Commercial Mortgage Trust
Series 2013-A2-C17, REMIC, 2.92%, 11/15/18	500	510
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	360	365
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	518
WF-RBS Commercial Mortgage Trust
Series 2013-A2-C11, REMIC, 2.03%, 02/16/18	316	317
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,294)		18,243
CORPORATE BONDS AND NOTES 26.2%
Consumer Discretionary 2.2%
21st Century Fox America Inc.
4.50%, 02/15/21	400	427
3.00%, 09/15/22	350	348
6.20%, 12/15/34	50	59
6.15%, 02/15/41	300	354
Amazon.com Inc.
2.60%, 12/05/19	300	306
2.50%, 11/29/22	200	198
AutoNation Inc.
6.75%, 04/15/18	200	211
AutoZone Inc.
3.25%, 04/15/25	350	343
BorgWarner Inc.
4.38%, 03/15/45	200	192
California Institute of Technology
4.32%, 08/01/45	40	42
Carnival Corp.
3.95%, 10/15/20	200	211
CBS Corp.
4.00%, 01/15/26	500	508
7.88%, 07/30/30	125	169
4.85%, 07/01/42	150	147
Charter Communications Operating LLC
3.58%, 07/23/20	500	510
4.91%, 07/23/25	640	674
6.48%, 10/23/45	210	242
6.83%, 10/23/55	200	234
Comcast Corp.
5.70%, 05/15/18	200	211
2.75%, 03/01/23	50	50
3.38%, 08/15/25	290	291
4.20%, 08/15/34	500	510
6.50%, 11/15/35	100	128
6.95%, 08/15/37	250	340
4.75%, 03/01/44	300	321
Discovery Communications LLC
5.63%, 08/15/19	100	108
5.05%, 06/01/20	200	215
6.35%, 06/01/40	100	106
Dollar General Corp.
3.25%, 04/15/23	250	246
Ford Motor Co.
4.35%, 12/08/26	200	202
7.45%, 07/16/31	300	376

See accompanying Notes to Financial Statements.

93

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
4.75%, 01/15/43	300	284
5.29%, 12/08/46	200	202
General Motors Co.
5.00%, 04/01/35	440	428
Grupo Televisa SAB
6.63%, 03/18/25	100	114
Hasbro Inc.
6.35%, 03/15/40	300	349
Home Depot Inc.
2.00%, 06/15/19 - 04/01/21	610	610
3.00%, 04/01/26	500	498
5.88%, 12/16/36	600	757
3.50%, 09/15/56	200	175
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	257
Johnson Controls International Plc
3.75%, 12/01/21	250	259
Kohl's Corp.
4.00%, 11/01/21 (a)	300	314
4.25%, 07/17/25 (a)	500	502
Lowe's Cos. Inc.
4.63%, 04/15/20	100	107
5.50%, 10/15/35	150	177
4.38%, 09/15/45	150	154
Macy's Retail Holdings Inc.
6.65%, 07/15/24	200	229
6.90%, 04/01/29	250	283
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	776
Mattel Inc.
2.35%, 05/06/19	200	200
McDonald's Corp.
5.35%, 03/01/18	300	313
2.75%, 12/09/20	230	233
3.70%, 01/30/26	175	178
6.30%, 03/01/38	200	249
4.88%, 12/09/45	165	176
NBCUniversal Media LLC
5.15%, 04/30/20	200	219
4.38%, 04/01/21	500	540
6.40%, 04/30/40	250	323
Newell Rubbermaid Inc.
5.50%, 04/01/46 (b)	200	229
Nike Inc.
2.25%, 05/01/23	200	195
Nordstrom Inc.
4.00%, 10/15/21	225	235
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (a)	250	250
3.50%, 06/15/22	250	252
Staples Inc.
4.38%, 01/12/23 (a) (b)	100	100
Starbucks Corp.
2.70%, 06/15/22	225	226
Target Corp.
2.30%, 06/26/19	200	203
3.63%, 04/15/46	300	278
Thomson Reuters Corp.
6.50%, 07/15/18 (a)	200	214
3.95%, 09/30/21	200	208
Time Warner Cable Inc.
8.75%, 02/14/19	169	190
7.30%, 07/01/38	300	369
6.75%, 06/15/39	300	348
Time Warner Inc.
3.40%, 06/15/22	500	502
2.95%, 07/15/26	500	465
7.63%, 04/15/31	200	271
6.10%, 07/15/40	200	228
4.85%, 07/15/45	90	90
TJX Cos. Inc.
2.75%, 06/15/21	200	203
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	201
	Shares/Par†	Value
Under Armour Inc.
3.25%, 06/15/26	90	85
University of Notre Dame du Lac
3.44%, 02/15/45	250	238
University of Southern California
5.25%, 10/01/11	20	23
Viacom Inc.
5.63%, 09/15/19	500	538
3.88%, 04/01/24	250	242
4.38%, 03/15/43	300	239
Walt Disney Co.
2.75%, 08/16/21	300	305
7.00%, 03/01/32	50	68
4.38%, 08/16/41	250	265
Wyndham Worldwide Corp.
3.90%, 03/01/23	500	499
		24,944
Consumer Staples 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	500
4.50%, 05/02/43	200	203
Anheuser-Busch Cos. Inc.
6.45%, 09/01/37	500	637
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	214
2.50%, 07/15/22	300	295
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	283
4.02%, 04/16/43	250	244
Campbell Soup Co.
4.25%, 04/15/21	300	320
Clorox Co.
3.80%, 11/15/21	250	263
Coca-Cola Co.
3.15%, 11/15/20	300	311
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	204
ConAgra Foods Inc.
3.25%, 09/15/22	300	301
CVS Caremark Corp.
4.13%, 05/15/21	400	423
CVS Health Corp.
2.80%, 07/20/20	280	284
3.50%, 07/20/22	500	513
2.88%, 06/01/26	500	476
5.13%, 07/20/45	200	222
Diageo Capital Plc
1.13%, 04/29/18	750	745
Diageo Investment Corp.
8.00%, 09/15/22	100	125
General Mills Inc.
3.65%, 02/15/24	303	315
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	605
JM Smucker Co.
1.75%, 03/15/18	250	250
3.50%, 03/15/25	300	302
Kellogg Co.
4.15%, 11/15/19	140	147
4.00%, 12/15/20	127	134
Kimberly-Clark Corp.
7.50%, 11/01/18	250	277
1.90%, 05/22/19	200	201
Kraft Foods Group Inc.
6.13%, 08/23/18	221	236
5.00%, 06/04/42	200	204
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	212
5.20%, 07/15/45	80	84
4.38%, 06/01/46	205	193
Kroger Co.
6.15%, 01/15/20	200	221
7.50%, 04/01/31	150	202

See accompanying Notes to Financial Statements.

94

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	193
Molson Coors Brewing Co.
3.00%, 07/15/26	500	472
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	785
PepsiCo Inc.
3.10%, 07/17/22	500	513
4.45%, 04/14/46	180	191
3.45%, 10/06/46	90	82
Philip Morris International Inc.
1.88%, 01/15/19	500	500
2.90%, 11/15/21	300	304
4.38%, 11/15/41	300	302
Procter & Gamble Co.
2.30%, 02/06/22	500	500
5.55%, 03/05/37	10	13
Reynolds American Inc.
8.13%, 06/23/19 (b)	250	285
4.85%, 09/15/23	150	163
5.70%, 08/15/35	100	115
5.85%, 08/15/45	210	248
Sysco Corp.
2.60%, 06/12/22	500	492
Tyson Foods Inc.
5.15%, 08/15/44	200	207
Unilever Capital Corp.
4.80%, 02/15/19	500	532
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	203
4.50%, 11/18/34	200	201
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	315
4.25%, 04/15/21	400	432
5.25%, 09/01/35	500	597
6.20%, 04/15/38	300	395
4.88%, 07/08/40	300	339
4.30%, 04/22/44	150	158
		18,683
Energy 3.0%
Access Midstream Partners LP
4.88%, 05/15/23	250	254
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	297
4.50%, 07/15/44	200	188
Apache Corp.
3.63%, 02/01/21 (a)	400	414
4.75%, 04/15/43	200	206
Boardwalk Pipelines LP
3.38%, 02/01/23	200	190
BP Capital Markets Plc
2.32%, 02/13/20	250	250
3.06%, 03/17/22	200	202
3.81%, 02/10/24	500	519
Burlington Resources Finance Co.
7.20%, 08/15/31	100	129
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	159
6.25%, 03/15/38	300	341
Chevron Corp.
1.72%, 06/24/18	300	301
1.79%, 11/16/18	415	416
2.10%, 05/16/21	145	144
3.19%, 06/24/23	500	512
2.95%, 05/16/26	110	108
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	386
4.25%, 05/09/43	300	285
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	115
Conoco Funding Co.
7.25%, 10/15/31	75	96
ConocoPhillips Co.
6.65%, 07/15/18	75	80
	Shares/Par†	Value
6.00%, 01/15/20	650	717
4.15%, 11/15/34	200	195
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	251
Devon Energy Corp.
4.00%, 07/15/21	750	774
Ecopetrol SA
4.25%, 09/18/18	500	514
4.13%, 01/16/25	250	234
Enable Midstream Partners LP
3.90%, 05/15/24	200	189
Enbridge Energy Partners LP
7.50%, 04/15/38	200	238
Energy Transfer Partners LP
9.70%, 03/15/19	222	255
4.75%, 01/15/26	350	361
7.50%, 07/01/38	200	232
6.50%, 02/01/42	150	162
Enterprise Products Operating LLC
5.25%, 01/31/20	300	324
3.70%, 02/15/26	350	351
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	119
4.45%, 02/15/43	150	142
4.95%, 10/15/54	300	290
EOG Resources Inc.
2.63%, 03/15/23	200	194
3.15%, 04/01/25	200	196
Exxon Mobil Corp.
1.71%, 03/01/19	415	416
2.22%, 03/01/21	410	410
3.04%, 03/01/26	315	314
4.11%, 03/01/46	205	210
Halliburton Co.
3.80%, 11/15/25	150	152
7.45%, 09/15/39	250	335
5.00%, 11/15/45	120	130
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	406
HollyFrontier Corp.
5.88%, 04/01/26	240	245
Kerr-McGee Corp.
6.95%, 07/01/24	230	271
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	563
3.50%, 09/01/23	300	296
5.00%, 03/01/43	300	289
5.40%, 09/01/44	250	249
Kinder Morgan Inc.
5.30%, 12/01/34	350	355
Magellan Midstream Partners LP
4.25%, 02/01/21	300	318
3.20%, 03/15/25	500	485
Marathon Petroleum Corp.
3.63%, 09/15/24	200	197
6.50%, 03/01/41	300	320
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	566
National Oilwell Varco Inc.
2.60%, 12/01/22	750	694
Nexen Energy ULC
5.88%, 03/10/35	50	56
Noble Energy Inc.
3.90%, 11/15/24	750	755
Occidental Petroleum Corp.
3.40%, 04/15/26	500	503
4.63%, 06/15/45	100	104
4.10%, 02/15/47	150	146
ONEOK Partners LP
3.38%, 10/01/22	250	251
6.65%, 10/01/36	150	170
Pemex Project Funding Master Trust
5.75%, 03/01/18	157	162
6.63%, 06/15/35	150	148

See accompanying Notes to Financial Statements.

95

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Petro-Canada
7.00%, 11/15/28	75	91
Petroleos Mexicanos
6.00%, 03/05/20	500	527
6.88%, 08/04/26 (c)	300	316
6.50%, 03/13/27 (c)	180	186
5.50%, 01/21/21 - 06/27/44	1,200	1,136
5.63%, 01/23/46	350	290
6.75%, 09/21/47 (c)	120	113
Phillips 66
4.30%, 04/01/22	500	536
4.65%, 11/15/34	250	260
Phillips 66 Partners LP
2.65%, 02/15/20	200	199
4.90%, 10/01/46	150	144
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	207
Plains All American Pipeline LP
6.50%, 05/01/18	100	106
6.70%, 05/15/36	100	109
4.30%, 01/31/43	200	165
Regency Energy Partners LP
6.50%, 07/15/21	350	361
Shell International Finance BV
2.00%, 11/15/18	400	403
4.38%, 03/25/20	300	320
1.88%, 05/10/21	275	269
3.25%, 05/11/25	230	230
6.38%, 12/15/38	200	258
4.00%, 05/10/46	155	148
3.75%, 09/12/46	200	184
Spectra Energy Capital LLC
8.00%, 10/01/19	250	284
Statoil ASA
1.15%, 05/15/18	500	497
3.15%, 01/23/22	200	204
3.70%, 03/01/24	200	209
3.95%, 05/15/43	300	286
Suncor Energy Inc.
6.50%, 06/15/38	300	383
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	293
Total Capital Canada Ltd.
2.75%, 07/15/23	300	297
Total Capital International SA
2.10%, 06/19/19	750	753
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	214
4.88%, 01/15/26	350	389
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	417
6.20%, 10/15/37	100	124
5.00%, 10/16/43	150	166
Valero Energy Corp.
9.38%, 03/15/19	250	288
3.65%, 03/15/25	250	248
Valero Energy Partners LP
4.38%, 12/15/26	200	202
Western Gas Partners LP
2.60%, 08/15/18	250	250
Williams Partners LP
5.25%, 03/15/20	300	320
4.00%, 09/15/25	350	346
6.30%, 04/15/40	200	213
		33,845
Financials 8.4%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	494
4.35%, 11/03/45	500	527
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	757
Aflac Inc.
3.63%, 06/15/23	200	207
	Shares/Par†	Value
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	350
American Express Co.
7.00%, 03/19/18	480	510
2.65%, 12/02/22	500	492
American Express Credit Corp.
2.25%, 08/15/19	300	302
American International Group Inc.
4.88%, 06/01/22	200	218
4.13%, 02/15/24	150	156
3.90%, 04/01/26	350	356
4.50%, 07/16/44	150	148
4.80%, 07/10/45	290	300
4.38%, 01/15/55	250	229
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	300
1.90%, 02/01/19	565	566
2.65%, 02/01/21	450	452
3.65%, 02/01/26	975	988
4.70%, 02/01/36	482	507
4.90%, 02/01/46	590	634
Aon Plc
4.45%, 05/24/43	300	289
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	158
Associated Banc-Corp.
4.25%, 01/15/25	200	198
Assurant Inc.
6.75%, 02/15/34	38	46
AXA SA
8.60%, 12/15/30	100	137
Bank of America Corp.
5.65%, 05/01/18	500	524
2.60%, 01/15/19	900	907
5.49%, 03/15/19	200	212
2.25%, 04/21/20	120	119
2.63%, 04/19/21	380	377
5.00%, 05/13/21	400	435
4.00%, 04/01/24 - 01/22/25	450	456
4.20%, 08/26/24	750	763
4.25%, 10/22/26	750	758
6.11%, 01/29/37	500	585
Bank of America NA
6.00%, 10/15/36	250	301
Bank of Montreal
1.40%, 04/10/18	500	499
Bank of Nova Scotia
1.70%, 06/11/18	500	500
1.95%, 01/15/19	500	500
1.65%, 06/14/19	500	495
Bank One Corp.
8.00%, 04/29/27	200	261
Barclays Plc
3.25%, 01/12/21	285	285
3.65%, 03/16/25	400	387
5.25%, 08/17/45	250	268
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	310
4.25%, 01/15/21	300	323
4.30%, 05/15/43	200	206
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	218
BlackRock Inc.
3.38%, 06/01/22	200	207
BNP Paribas SA
2.38%, 05/21/20	350	348
5.00%, 01/15/21	400	436
4.25%, 10/15/24 (a)	250	250
BPCE SA
4.00%, 04/15/24	200	208
Branch Banking & Trust Co.
3.63%, 09/16/25	500	508
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	245

See accompanying Notes to Financial Statements.

96

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Capital One Bank USA NA
2.30%, 06/05/19	500	501
Capital One Financial Corp.
3.50%, 06/15/23	550	552
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	221
Charles Schwab Corp.
2.20%, 07/25/18	250	252
Cincinnati Financial Corp.
6.13%, 11/01/34	100	116
Citigroup Inc.
1.70%, 04/27/18	500	499
2.40%, 02/18/20	850	848
2.90%, 12/08/21	250	249
4.50%, 01/14/22	1,250	1,331
4.05%, 07/30/22	400	414
5.50%, 09/13/25	300	329
3.20%, 10/21/26	780	745
4.13%, 07/25/28	250	247
5.88%, 01/30/42	489	578
Citizens Bank NA
2.45%, 12/04/19	500	501
CME Group Inc.
3.00%, 03/15/25	200	200
CNA Financial Corp.
5.75%, 08/15/21	200	223
Comerica Inc.
2.13%, 05/23/19	150	150
Commonwealth Bank of Australia
1.75%, 11/02/18	500	499
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	537
4.38%, 08/04/25	500	512
5.25%, 08/04/45	250	271
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	492
Credit Suisse AG
3.00%, 10/29/21	500	504
3.63%, 09/09/24	250	251
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	991
4.88%, 05/15/45	250	256
Deutsche Bank AG
2.50%, 02/13/19	360	357
2.85%, 05/10/19	500	498
Diamond 1 Finance Corp.
3.48%, 06/01/19 (c)	195	199
4.42%, 06/15/21 (c)	530	548
6.02%, 06/15/26 (c)	425	460
8.10%, 07/15/36 (c)	145	172
8.35%, 07/15/46 (c)	120	148
Discover Bank
7.00%, 04/15/20	300	333
4.25%, 03/13/26	200	203
European Bank for Reconstruction & Development
1.75%, 06/14/19	500	501
Fifth Third Bancorp
8.25%, 03/01/38	300	417
Fifth Third Bank
2.25%, 06/14/21	500	494
First Republic Bank
2.38%, 06/17/19	300	299
Ford Motor Credit Co. LLC
5.00%, 05/15/18	300	312
2.24%, 06/15/18	430	431
2.94%, 01/08/19	500	506
4.39%, 01/08/26	500	506
FS Investment Corp.
4.00%, 07/15/19	250	251
GE Capital International Funding Co.
2.34%, 11/15/20	500	499
3.37%, 11/15/25	500	508
4.42%, 11/15/35	350	366
	Shares/Par†	Value
General Electric Capital Corp.
5.50%, 01/08/20	700	767
2.20%, 01/09/20	250	251
4.38%, 09/16/20	550	591
3.45%, 05/15/24	350	359
6.88%, 01/10/39	600	845
General Motors Financial Co. Inc.
2.40%, 04/10/18	220	220
3.20%, 07/06/21	500	495
4.38%, 09/25/21	380	394
4.00%, 01/15/25	200	195
Goldman Sachs Group Inc.
5.95%, 01/18/18	300	313
6.15%, 04/01/18	300	316
2.63%, 01/31/19	500	505
2.55%, 10/23/19	250	252
5.38%, 03/15/20	400	434
2.60%, 04/23/20	250	250
2.75%, 09/15/20	75	75
5.25%, 07/27/21	500	548
3.75%, 05/22/25	1,000	1,001
4.25%, 10/21/25	500	507
6.75%, 10/01/37	650	801
4.75%, 10/21/45	230	242
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	88
HSBC Finance Corp.
6.68%, 01/15/21	300	337
HSBC Holdings Plc
3.40%, 03/08/21	400	406
5.10%, 04/05/21	250	270
2.95%, 05/25/21	295	295
4.25%, 03/14/24	150	152
7.63%, 05/17/32	650	841
6.10%, 01/14/42	300	372
HSBC USA Inc.
1.63%, 01/16/18	750	749
Huntington National Bank
2.20%, 11/06/18	400	401
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	315
Intesa Sanpaolo SpA
3.88%, 01/15/19	300	305
Jefferies Group LLC
5.13%, 04/13/18	250	258
6.88%, 04/15/21	500	568
John Deere Capital Corp.
1.35%, 01/16/18	300	300
2.05%, 03/10/20	200	199
JPMorgan Chase & Co.
6.00%, 01/15/18	750	782
1.70%, 03/01/18	750	750
6.30%, 04/23/19	500	546
4.40%, 07/22/20	600	637
2.55%, 03/01/21	500	498
2.40%, 06/07/21	500	495
2.30%, 08/15/21	500	490
3.20%, 01/25/23	500	505
3.38%, 05/01/23	750	747
3.63%, 05/13/24	250	254
3.13%, 01/23/25	305	298
5.60%, 07/15/41	500	597
KeyCorp
2.30%, 12/13/18	400	402
Lincoln National Corp.
4.00%, 09/01/23	500	521
Lloyds Bank Plc
6.38%, 01/21/21	200	228
Lloyds Banking Group Plc
4.65%, 03/24/26	500	506
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	349
Markel Corp.
5.00%, 03/30/43	150	152

See accompanying Notes to Financial Statements.

97

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	251
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	550	585
MetLife Inc.
7.72%, 02/15/19	500	559
3.60%, 04/10/24	250	256
5.70%, 06/15/35	100	117
6.40%, 12/15/36	100	108
5.88%, 02/06/41	300	364
Moody's Corp.
2.75%, 07/15/19	350	354
Morgan Stanley
6.63%, 04/01/18	500	529
2.13%, 04/25/18	1,000	1,004
2.80%, 06/16/20	200	201
5.75%, 01/25/21	400	443
3.75%, 02/25/23	300	308
3.70%, 10/23/24	100	101
4.00%, 07/23/25	750	768
6.25%, 08/09/26	200	239
4.35%, 09/08/26	650	662
6.38%, 07/24/42	300	385
National Australia Bank Ltd.
2.00%, 01/14/19	500	500
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	231
2.00%, 01/27/20	250	248
Nomura Holdings Inc
6.70%, 03/04/20	400	447
Northern Trust Corp.
3.95%, 10/30/25	250	262
PartnerRe Finance B LLC
5.50%, 06/01/20	90	98
PNC Bank NA
4.20%, 11/01/25	300	317
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	655
PNC Funding Corp.
6.70%, 06/10/19	500	555
Progressive Corp.
4.35%, 04/25/44	200	207
Prudential Financial Inc.
3.50%, 05/15/24	500	510
5.75%, 07/15/33	150	171
5.40%, 06/13/35	100	112
4.60%, 05/15/44	150	156
Royal Bank of Canada
2.00%, 12/10/18	350	351
2.15%, 03/15/19	250	251
S&P Global Inc.
4.40%, 02/15/26	90	95
6.55%, 11/15/37	250	297
Santander Holdings USA Inc.
4.50%, 07/17/25	500	496
Santander UK Plc
3.05%, 08/23/18	400	406
2.00%, 08/24/18	500	500
Shell International Finance BV
4.13%, 05/11/35	435	443
4.38%, 05/11/45	260	263
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	241
3.20%, 09/23/26	500	467
State Street Corp.
2.55%, 08/18/20	500	505
3.10%, 05/15/23	500	498
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	250
2.05%, 01/18/19	500	498
3.40%, 07/11/24	500	503
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	242
SunTrust Banks Inc.
2.35%, 11/01/18	500	504
	Shares/Par†	Value
Svenska Handelsbanken AB
2.25%, 06/17/19	300	301
Synchrony Financial
2.60%, 01/15/19	350	352
4.25%, 08/15/24	250	254
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	202
Toronto-Dominion Bank
1.63%, 03/13/18	500	500
2.50%, 12/14/20	350	352
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	249
4.25%, 01/11/21	400	429
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	252
Trinity Acquisition Plc
4.63%, 08/15/23	350	364
U.S. Bancorp
4.13%, 05/24/21	400	428
2.95%, 07/15/22	400	402
UBS AG
2.35%, 03/26/20	500	498
US Bank NA
2.80%, 01/27/25	500	487
Wells Fargo & Co.
1.50%, 01/16/18	500	499
2.55%, 12/07/20	500	500
4.60%, 04/01/21	500	537
3.50%, 03/08/22	500	514
3.00%, 02/19/25 - 04/22/26	640	610
4.10%, 06/03/26	200	202
3.00%, 10/23/26	500	475
5.38%, 02/07/35	250	284
5.61%, 01/15/44	750	848
4.90%, 11/17/45	250	256
4.75%, 12/07/46	200	202
Westpac Banking Corp.
1.60%, 08/19/19	350	346
4.88%, 11/19/19	400	429
2.00%, 08/19/21	350	339
2.85%, 05/13/26	90	86
2.70%, 08/19/26	250	237
Weyerhaeuser Co.
7.38%, 03/15/32	200	253
XLIT Ltd.
6.38%, 11/15/24	200	233
		95,896
Health Care 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	241
6.00%, 04/01/39	270	321
4.90%, 11/30/46	200	205
AbbVie Inc.
2.00%, 11/06/18	400	401
2.90%, 11/06/22	400	395
3.60%, 05/14/25	140	138
3.20%, 05/14/26	200	190
4.50%, 05/14/35	180	177
4.30%, 05/14/36	115	109
4.70%, 05/14/45	260	255
4.45%, 05/14/46	140	134
Actavis Funding SCS
2.45%, 06/15/19	300	301
Aetna Inc.
2.40%, 06/15/21	280	278
3.50%, 11/15/24	200	203
3.20%, 06/15/26	115	114
6.63%, 06/15/36	150	191
4.13%, 11/15/42	200	190
4.38%, 06/15/46	80	80
Agilent Technologies Inc.
5.00%, 07/15/20	200	216
Allina Health System Inc.
4.81%, 11/15/45	340	362

See accompanying Notes to Financial Statements.

98

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Amgen Inc.
3.63%, 05/22/24	250	254
2.60%, 08/19/26	1,030	946
4.66%, 06/15/51 (c)	808	779
Anthem Inc.
3.50%, 08/15/24	500	498
AstraZeneca Plc
2.38%, 11/16/20	145	144
3.38%, 11/16/25	115	114
6.45%, 09/15/37	250	323
4.38%, 11/16/45	85	85
Baxalta Inc.
4.00%, 06/23/25	250	250
5.25%, 06/23/45	60	64
Becton Dickinson & Co.
3.25%, 11/12/20	350	360
Biogen Inc.
2.90%, 09/15/20	660	668
4.05%, 09/15/25	140	144
Boston Scientific Corp.
2.85%, 05/15/20	350	355
3.85%, 05/15/25	200	200
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	292
3.25%, 08/01/42	300	268
Cardinal Health Inc.
1.70%, 03/15/18	400	400
3.75%, 09/15/25	100	103
Celgene Corp.
3.95%, 10/15/20	300	313
3.88%, 08/15/25	220	223
4.63%, 05/15/44	250	244
Cigna Corp.
4.00%, 02/15/22	500	522
Dignity Health
3.81%, 11/01/24	300	298
Eli Lilly & Co.
5.55%, 03/15/37	100	120
Express Scripts Holding Co.
3.50%, 06/15/24	300	296
Gilead Sciences Inc.
2.55%, 09/01/20	240	243
4.40%, 12/01/21	200	215
1.95%, 03/01/22	200	193
3.65%, 03/01/26	750	759
2.95%, 03/01/27	150	143
4.80%, 04/01/44	400	415
4.15%, 03/01/47	150	142
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	211
2.80%, 03/18/23	500	501
Howard Hughes Medical Institute
3.50%, 09/01/23	250	260
Humana Inc.
4.95%, 10/01/44	200	210
Johnson & Johnson
1.65%, 03/01/21	350	344
2.45%, 03/01/26	350	334
5.95%, 08/15/37	250	327
4.50%, 12/05/43	100	111
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	504
McKesson Corp.
2.85%, 03/15/23	500	489
4.88%, 03/15/44	60	61
Medtronic Inc.
3.50%, 03/15/25	210	216
4.38%, 03/15/35	468	494
4.63%, 03/15/45	350	378
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	145
4.20%, 07/01/55	250	242
Merck & Co. Inc.
2.35%, 02/10/22	250	248
2.40%, 09/15/22	400	392
	Shares/Par†	Value
3.60%, 09/15/42	200	188
3.70%, 02/10/45	250	238
Mylan Inc.
4.20%, 11/29/23	400	400
Mylan NV
5.25%, 06/15/46 (c)	85	78
New York and Presbyterian Hospital
4.06%, 08/01/56	300	280
Northwell Healthcare Inc.
3.98%, 11/01/46	500	459
Novartis Capital Corp.
4.40%, 05/06/44	200	215
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500	535
Pfizer Inc.
5.20%, 08/12/20	90	100
1.95%, 06/03/21	185	183
2.75%, 06/03/26	175	170
4.40%, 05/15/44	250	264
Pharmacia Corp.
6.60%, 12/01/28 (d)	50	64
Quest Diagnostics Inc.
4.70%, 04/01/21	200	214
3.50%, 03/30/25	300	296
St. Jude Medical Inc.
4.75%, 04/15/43	200	195
Stryker Corp.
3.50%, 03/15/26	250	252
4.10%, 04/01/43	200	186
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	8	9
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26	310	285
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	200	196
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	235
5.30%, 02/01/44	200	223
Trinity Health Corp.
4.13%, 12/01/45	250	242
UnitedHealth Group Inc.
6.00%, 02/15/18	150	157
4.70%, 02/15/21	400	433
2.88%, 03/15/22	500	506
3.75%, 07/15/25	140	145
5.80%, 03/15/36	150	182
4.75%, 07/15/45	110	121
4.20%, 01/15/47	150	151
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	497
4.63%, 10/01/42	500	483
WellPoint Inc.
3.30%, 01/15/23	300	299
4.65%, 01/15/43	200	200
Wyeth LLC
5.95%, 04/01/37	250	314
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	195
Zimmer Holdings Inc.
3.15%, 04/01/22	200	199
Zoetis Inc.
1.88%, 02/01/18	300	300
3.45%, 11/13/20	500	513
		30,543
Industrials 1.5%
3M Co.
2.00%, 06/26/22	250	245
5.70%, 03/15/37	150	188
Air Lease Corp
3.38%, 01/15/19 (a)	400	407
Boeing Co.
4.88%, 02/15/20	500	543
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	510

See accompanying Notes to Financial Statements.

99

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.15%, 05/01/37	100	128
5.75%, 05/01/40	400	487
Canadian National Railway Co.
5.55%, 03/01/19	200	215
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	93
6.13%, 09/15/15	90	107
Caterpillar Inc.
3.90%, 05/27/21	300	316
3.40%, 05/15/24	500	514
4.30%, 05/15/44	300	310
CSX Corp.
3.70%, 11/01/23	200	207
5.50%, 04/15/41	205	235
3.95%, 05/01/50	300	269
Deere & Co.
2.60%, 06/08/22	400	398
3.90%, 06/09/42	200	200
Dover Corp.
5.38%, 03/01/41	150	175
Eaton Corp.
4.15%, 11/02/42	100	98
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	710
FedEx Corp.
3.20%, 02/01/25	350	349
3.25%, 04/01/26	300	298
3.88%, 08/01/42	200	182
4.55%, 04/01/46	300	302
GATX Corp.
4.75%, 06/15/22	350	376
General Electric Co.
2.70%, 10/09/22	250	250
Honeywell International Inc.
5.38%, 03/01/41	300	365
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	216
Koninklijke Philips NV
5.75%, 03/11/18	350	367
L-3 Communications Corp.
4.95%, 02/15/21	500	534
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	333	328
Lockheed Martin Corp.
2.50%, 11/23/20	225	227
3.55%, 01/15/26	200	204
4.50%, 05/15/36	105	111
4.07%, 12/15/42	243	239
4.70%, 05/15/46	95	103
Massachusetts Institute of Technology
4.68%, 07/01/14	250	251
Norfolk Southern Corp.
5.90%, 06/15/19	300	327
2.90%, 02/15/23	79	78
3.85%, 01/15/24	200	208
4.84%, 10/01/41	224	243
Northrop Grumman Corp.
5.05%, 08/01/19	210	225
4.75%, 06/01/43	155	169
3.85%, 04/15/45	250	237
Precision Castparts Corp.
2.50%, 01/15/23	300	295
4.20%, 06/15/35	150	157
Raytheon Co.
3.13%, 10/15/20	500	516
Republic Services Inc.
3.55%, 06/01/22	490	509
Ryder System Inc.
2.50%, 05/11/20	350	348
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	155
Union Pacific Corp.
2.25%, 06/19/20	100	100
4.82%, 02/01/44	332	367
	Shares/Par†	Value
United Parcel Service Inc.
6.20%, 01/15/38	350	460
United Technologies Corp.
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	610
4.50%, 06/01/42	300	321
Waste Management Inc.
6.10%, 03/15/18	200	211
2.90%, 09/15/22	200	201
WW Grainger Inc.
4.60%, 06/15/45	200	214
		17,073
Information Technology 2.1%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	210
4.50%, 11/28/34 (a)	300	296
Apple Inc.
2.10%, 05/06/19	500	505
2.85%, 05/06/21	300	307
2.40%, 05/03/23	650	632
3.45%, 05/06/24	400	412
2.45%, 08/04/26	320	300
4.65%, 02/23/46	695	749
Applied Materials Inc.
3.90%, 10/01/25	350	369
Autodesk Inc.
4.38%, 06/15/25	500	513
Baidu Inc.
2.75%, 06/09/19	400	404
CA Inc.
4.50%, 08/15/23	400	416
Cisco Systems Inc.
1.65%, 06/15/18	100	100
4.45%, 01/15/20	300	321
2.90%, 03/04/21	500	511
1.85%, 09/20/21	400	390
3.00%, 06/15/22	100	102
3.50%, 06/15/25	100	103
2.50%, 09/20/26	400	380
Computer Sciences Corp.
4.45%, 09/15/22	300	310
Corning Inc.
5.75%, 08/15/40	95	104
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	202
5.00%, 10/15/25	70	76
Harris Corp.
4.40%, 12/15/20	250	263
3.83%, 04/28/25	250	254
5.05%, 04/27/45	250	263
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	280	283
3.60%, 10/15/20 (c)	270	274
4.90%, 10/15/25 (c)	180	185
6.35%, 10/15/45 (c)	90	91
Hewlett-Packard Co.
4.30%, 06/01/21	200	209
4.05%, 09/15/22	300	310
Intel Corp.
2.70%, 12/15/22	200	201
3.70%, 07/29/25	500	527
4.25%, 12/15/42	400	403
International Business Machines Corp.
1.13%, 02/06/18	350	349
1.63%, 05/15/20	300	296
2.25%, 02/19/21	245	244
7.00%, 10/30/25	200	257
3.45%, 02/19/26	135	138
4.00%, 06/20/42	200	200
Jabil Circuit Inc.
4.70%, 09/15/22	300	306
Juniper Networks Inc.
4.35%, 06/15/25	200	201

See accompanying Notes to Financial Statements.

100

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Keysight Technologies Inc.
4.55%, 10/30/24	300	297
MasterCard Inc.
2.00%, 04/01/19	300	302
Microsoft Corp.
3.00%, 10/01/20	600	620
2.38%, 02/12/22	400	398
3.13%, 11/03/25	380	384
4.20%, 11/03/35	210	221
3.45%, 08/08/36	145	138
5.30%, 02/08/41	200	237
4.45%, 11/03/45	177	188
4.75%, 11/03/55	60	65
3.95%, 08/08/56	635	598
Motorola Solutions Inc.
3.50%, 09/01/21	300	302
Oracle Corp.
5.75%, 04/15/18	350	370
2.25%, 10/08/19	300	303
3.88%, 07/15/20	300	318
2.50%, 05/15/22	500	496
3.63%, 07/15/23	400	419
2.65%, 07/15/26	500	474
3.90%, 05/15/35	350	345
4.50%, 07/08/44	200	204
4.13%, 05/15/45	200	193
4.38%, 05/15/55	160	159
QUALCOMM Inc.
2.25%, 05/20/20	200	200
3.45%, 05/20/25	150	152
4.65%, 05/20/35	60	63
4.80%, 05/20/45	90	96
Seagate HDD Cayman
5.75%, 12/01/34	250	213
Texas Instruments Inc.
1.65%, 08/03/19	200	199
Total System Services Inc.
3.80%, 04/01/21	500	516
Visa Inc.
2.20%, 12/14/20	315	315
3.15%, 12/14/25	305	306
4.15%, 12/14/35	115	120
4.30%, 12/14/45	205	216
Western Union Co.
5.25%, 04/01/20	200	214
Xerox Corp.
6.35%, 05/15/18	500	527
3.50%, 08/20/20	500	504
		23,638
Materials 0.8%
Agrium Inc.
3.38%, 03/15/25	350	339
Airgas Inc.
2.38%, 02/15/20	250	250
Albemarle Corp.
5.45%, 12/01/44	150	161
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	317
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	500	515
4.13%, 02/24/42	250	245
Dow Chemical Co.
8.55%, 05/15/19 (b)	97	111
5.25%, 11/15/41	200	216
4.63%, 10/01/44	250	250
Eastman Chemical Co.
3.80%, 03/15/25	189	190
4.65%, 10/15/44	200	198
Ecolab Inc.
5.50%, 12/08/41	150	176
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	319
4.90%, 01/15/41	150	157
	Shares/Par†	Value
Goldcorp Inc.
3.63%, 06/09/21	300	305
International Paper Co.
3.80%, 01/15/26	350	354
8.70%, 06/15/38 (b)	150	217
LYB International Finance BV
5.25%, 07/15/43	400	429
LyondellBasell Industries NV
5.00%, 04/15/19	250	264
MeadWestvaco Corp.
7.38%, 09/01/19	250	282
Methanex Corp.
3.25%, 12/15/19	200	197
Monsanto Co.
3.60%, 07/15/42	300	251
Newmont Mining Corp.
5.88%, 04/01/35	50	53
Nucor Corp.
6.40%, 12/01/37	200	249
Packaging Corp. of America
4.50%, 11/01/23	200	212
Plum Creek Timberlands LP
4.70%, 03/15/21	200	212
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24	500	496
Praxair Inc.
2.20%, 08/15/22	300	293
2.65%, 02/05/25	400	387
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	267
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	257
Rio Tinto Finance USA Plc
3.50%, 03/22/22	62	64
RPM International Inc.
6.13%, 10/15/19	200	220
Southern Copper Corp.
7.50%, 07/27/35	150	173
Vale Overseas Ltd.
5.88%, 06/10/21	500	524
6.88%, 11/21/36	400	394
		9,544
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29	250	250
American Tower Corp.
2.80%, 06/01/20	350	350
3.50%, 01/31/23	500	501
AvalonBay Communities Inc.
3.63%, 10/01/20	200	208
2.85%, 03/15/23	200	196
Boston Properties LP
3.80%, 02/01/24	250	253
Brandywine Operating Partnership LP
3.95%, 02/15/23	250	249
CBL & Associates LP
5.25%, 12/01/23	200	196
CBRE Services Inc.
5.00%, 03/15/23	100	103
Crown Castle International Corp.
3.70%, 06/15/26	140	137
DDR Corp.
4.63%, 07/15/22	300	317
Digital Realty Trust LP
3.40%, 10/01/20	350	356
Duke Realty LP
3.88%, 10/15/22	200	208
EPR Properties
4.50%, 04/01/25	200	197
ERP Operating LP
2.38%, 07/01/19	300	302
Essex Portfolio LP
3.88%, 05/01/24	200	203

See accompanying Notes to Financial Statements.

101

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Federal Realty Investment Trust
4.50%, 12/01/44	100	101
HCP Inc.
5.38%, 02/01/21	300	327
6.75%, 02/01/41	200	232
Health Care REIT Inc.
6.13%, 04/15/20	400	444
Kimco Realty Corp.
3.20%, 05/01/21	350	355
Liberty Property LP
3.75%, 04/01/25	200	201
Mid-America Apartments LP
4.30%, 10/15/23	200	208
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	253
ProLogis LP
3.75%, 11/01/25	500	512
Realty Income Corp.
4.13%, 10/15/26	250	257
Simon Property Group LP
3.38%, 03/15/22 (a)	400	413
3.30%, 01/15/26	500	497
6.75%, 02/01/40	100	133
4.25%, 11/30/46	200	196
Ventas Realty LP
4.00%, 04/30/19	250	259
3.50%, 02/01/25	250	246
Weingarten Realty Investors
3.38%, 10/15/22	100	100
		8,760
Telecommunication Services 1.3%
America Movil SAB de CV
6.38%, 03/01/35	200	232
4.38%, 07/16/42	200	185
AT&T Inc.
2.40%, 03/15/17	500	501
2.30%, 03/11/19	500	502
2.45%, 06/30/20	150	149
2.80%, 02/17/21	535	530
3.00%, 06/30/22	150	147
3.40%, 05/15/25	200	193
4.50%, 05/15/35	950	916
6.35%, 03/15/40	300	341
4.35%, 06/15/45	500	445
4.75%, 05/15/46	200	189
5.65%, 02/15/47	160	171
4.50%, 03/09/48	656	591
British Telecommunications Plc
9.63%, 12/15/30 (d)	250	381
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (d)	300	440
France Telecom SA
5.38%, 01/13/42	100	112
GTE Corp.
6.84%, 04/15/18	250	265
Orange SA
2.75%, 02/06/19	250	253
4.13%, 09/14/21	500	527
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	606
Qwest Corp.
7.25%, 09/15/25	110	118
Rogers Communications Inc.
6.80%, 08/15/18	500	539
Telefonica Emisiones SAU
5.13%, 04/27/20	350	375
Telefonica Europe BV
8.25%, 09/15/30	500	655
Verizon Communications Inc.
4.50%, 09/15/20	100	107
3.45%, 03/15/21	500	516
1.75%, 08/15/21	500	479
2.45%, 11/01/22 (a)	500	482
5.15%, 09/15/23	250	276
	Shares/Par†	Value
6.00%, 04/01/41	600	688
4.86%, 08/21/46	1,250	1,264
5.01%, 08/21/54	300	298
4.67%, 03/15/55	500	470
Vodafone Group Plc
1.50%, 02/19/18	400	398
7.88%, 02/15/30	200	260
		14,601
Utilities 1.8%
Alabama Power Co.
2.80%, 04/01/25	350	340
6.00%, 03/01/39	250	310
4.30%, 01/02/46	250	258
Ameren Illinois Co.
3.25%, 03/01/25	250	252
Appalachian Power Co.
6.70%, 08/15/37	200	256
Arizona Public Service Co.
3.35%, 06/15/24	100	102
4.50%, 04/01/42	100	105
Atmos Energy Corp.
4.13%, 10/15/44	300	298
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	144
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	45
6.63%, 11/01/37	200	241
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	277
Connecticut Light & Power Co.
5.50%, 02/01/19	360	386
Consolidated Edison Co.
5.70%, 06/15/40	100	121
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	353
Consumers Energy Co.
3.13%, 08/31/24	250	252
Detroit Edison Co.
5.60%, 06/15/18	250	264
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	202
Dominion Resources Inc.
2.50%, 12/01/19	200	202
4.45%, 03/15/21	200	214
2.85%, 08/15/26	350	327
7.00%, 06/15/38	200	255
DTE Electric Co.
3.38%, 03/01/25	200	204
6.63%, 06/01/36	60	79
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	109
5.30%, 02/15/40	300	355
Duke Energy Corp.
1.80%, 09/01/21	350	337
Duke Energy Florida Inc.
4.55%, 04/01/20	300	320
Duke Energy Florida LLC
3.40%, 10/01/46	60	53
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	301
Duke Energy Progress LLC
4.20%, 08/15/45	250	254
Entergy Arkansas Inc.
3.75%, 02/15/21	400	419
Exelon Corp.
2.85%, 06/15/20	320	323
3.95%, 06/15/25	150	154
4.95%, 06/15/35	250	265
Florida Power & Light Co.
5.95%, 10/01/33	200	249
5.13%, 06/01/41	200	233
Georgia Power Co.
4.25%, 12/01/19	300	318

See accompanying Notes to Financial Statements.

102

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Great Plains Energy Inc.
4.85%, 06/01/21	250	266
Iberdrola International BV
6.75%, 07/15/36	150	183
Interstate Power & Light Co.
3.25%, 12/01/24	300	300
Kentucky Utilities Co.
5.13%, 11/01/40	300	343
LG&E and KU Energy LLC
3.75%, 11/15/20	300	312
MidAmerican Energy Co.
3.50%, 10/15/24	200	206
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	500	650
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	108
2.40%, 09/15/19	300	302
NiSource Finance Corp.
5.95%, 06/15/41	250	296
Northern States Power Co.
5.25%, 03/01/18	350	366
2.15%, 08/15/22	200	195
4.13%, 05/15/44	500	507
NorthWestern Corp.
4.18%, 11/15/44	150	150
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	183
5.25%, 09/30/40	200	232
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	625
4.45%, 04/15/42	400	419
PacifiCorp
2.95%, 06/01/23	300	301
6.25%, 10/15/37	200	259
PECO Energy Co.
4.15%, 10/01/44	250	255
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34	250	246
Progress Energy Inc.
7.75%, 03/01/31	300	412
PSEG Power LLC
8.63%, 04/15/31	75	91
Public Service Electric & Gas Co.
5.50%, 03/01/40	200	239
Puget Sound Energy Inc.
5.76%, 10/01/39	200	242
San Diego Gas & Electric Co.
5.35%, 05/15/40	200	236
Sempra Energy
9.80%, 02/15/19	300	347
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	98
Southern California Edison Co.
6.00%, 01/15/34	75	93
5.63%, 02/01/36	195	234
5.95%, 02/01/38	200	251
4.05%, 03/15/42	200	201
Southern California Gas Co.
4.45%, 03/15/44	150	159
Southern Co.
4.25%, 07/01/36	500	496
4.40%, 07/01/46	400	395
Teco Finance Inc.
5.15%, 03/15/20	200	212
Union Electric Co.
3.65%, 04/15/45	350	330
Virginia Electric & Power Co.
6.00%, 05/15/37	200	247
4.45%, 02/15/44	100	105
Wisconsin Energy Corp.
2.45%, 06/15/20	200	200
3.55%, 06/15/25	60	61
	Shares/Par†	Value
Wisconsin Power & Light Co.
4.10%, 10/15/44	150	151
		20,749
Total Corporate Bonds And Notes (cost $294,351)		298,276
GOVERNMENT AND AGENCY OBLIGATIONS 71.9%
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	356	364
Series A1-K714, REMIC, 2.08%, 12/25/19	187	188
Series A2-K012, REMIC, 4.18%, 12/25/20 (e)	600	645
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,062
Series A2-K017, REMIC, 2.87%, 12/25/21	360	369
Series A1-K032, REMIC, 3.02%, 02/25/23	231	237
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	575
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	515
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,038
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,027
Series A2-K047, REMIC, 3.33%, 05/25/25	500	517
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.51%, 04/25/23 (e)	642	633
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (e)	327	334
		7,504
Mortgage-Backed Securities 28.4%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/27 - 06/01/45	5,798	5,802
6.00%, 02/01/29 - 05/01/40	967	1,098
3.00%, 02/01/24 - 07/01/46	19,454	19,561
2.00%, 01/01/29 - 05/01/30	656	641
2.50%, 12/01/31	800	802
TBA, 2.50%, 02/15/31 - 01/15/32 (f)	1,100	1,101
6.50%, 07/01/28 - 03/01/39	292	334
5.86%, 01/01/37 (e)	9	9
5.50%, 11/01/28 - 02/01/40	1,835	2,052
4.00%, 04/01/19 - 02/01/46	13,104	13,796
4.50%, 01/01/18 - 10/01/44	5,818	6,271
5.00%, 05/01/18 - 07/01/41	3,171	3,455
2.39%, 10/01/43 (e)	240	244
3.50%, 10/01/20 - 06/01/46	20,029	20,583
4.00%, 12/01/45	119	125
TBA, 3.00%, 02/15/46 (f)	1,300	1,288
3.50%, 11/01/45 - 07/01/46	987	1,012
2.47%, 09/01/46 (e)	73	74
3.00%, 02/01/35 - 01/01/47	1,210	1,210
TBA, 3.00%, 01/15/47 (f)	5,450	5,408
TBA, 3.50%, 01/15/47 (f)	2,300	2,354
Federal National Mortgage Association
4.00%, 07/01/18 - 01/01/46	21,353	22,485
3.50%, 08/01/21 - 03/01/46	26,320	27,121
2.00%, 09/01/28 - 05/01/30	868	848
TBA, 2.50%, 01/15/31 (f)	1,600	1,602
2.00%, 11/01/31	248	242
6.00%, 07/01/17 - 09/01/39	1,707	1,935
2.50%, 07/01/31 - 01/01/32	800	801
6.50%, 07/01/32 - 12/01/38	561	637
5.50%, 01/01/17 - 02/01/42	3,111	3,484
3.00%, 02/01/31 - 12/01/46	1,444	1,454
7.00%, 02/01/31 - 02/01/38	69	78
7.50%, 11/01/37	5	5
4.50%, 02/01/18 - 01/01/45	9,856	10,611
5.00%, 06/01/40 - 11/01/43	370	407
3.59%, 08/01/40 (e)	56	59
2.75%, 01/01/41 (e)	91	96
5.00%, 10/01/17 - 05/01/44	4,634	5,078
3.42%, 05/01/41 (e)	105	110
2.41%, 10/01/42 (e)	59	60
2.17%, 05/01/43 (e)	244	248
2.50%, 12/01/21 - 04/01/46	8,325	8,301
2.67%, 11/01/43 (e)	132	135
3.00%, 11/01/26 - 09/01/46	30,624	30,817
3.50%, 03/01/26 - 04/01/46	1,679	1,724
2.42%, 01/01/46 (e)	160	163
4.00%, 06/01/44 - 07/01/46	1,829	1,922

See accompanying Notes to Financial Statements.

103

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
TBA, 3.00%, 01/15/47 - 02/15/47 (f)	9,450	9,379
TBA, 3.50%, 01/15/47 - 02/15/47 (f)	9,750	9,986
TBA, 4.00%, 01/15/47 (f)	575	604
TBA, 5.00%, 01/15/47 (f)	125	136
Government National Mortgage Association
8.00%, 04/15/30	7	7
8.50%, 06/15/30 - 12/15/30	2	2
5.00%, 03/15/33 - 01/20/45	4,358	4,804
6.00%, 05/15/32 - 12/20/40	466	529
5.50%, 12/15/31 - 02/20/44	2,793	3,146
6.50%, 07/15/38	33	38
4.50%, 04/20/26 - 04/20/46	7,597	8,225
2.13%, 07/20/40 (e)	66	69
4.00%, 12/15/24 - 04/20/46	14,166	15,071
3.00%, 07/20/42 (e)	203	210
2.50%, 09/20/27 - 07/20/43	956	952
3.00%, 04/15/27 - 05/20/46	12,153	12,343
3.50%, 05/15/26 - 03/20/46	13,755	14,343
2.50%, 12/20/45 (e)	230	233
TBA, 3.50%, 01/15/46 - 02/15/47 (f)	17,100	17,761
TBA, 3.00%, 02/15/46 (f)	1,600	1,616
3.50%, 12/20/45 - 07/20/46	1,575	1,637
4.00%, 09/20/46	525	558
2.50%, 08/20/27 - 11/20/46	350	345
TBA, 3.00%, 01/15/47 (f)	12,475	12,622
TBA, 4.50%, 01/15/47 (f)	100	108
TBA, 2.50%, 02/15/47 (f)	400	387
		322,754
Municipal 1.0%
American Municipal Power Inc.
7.50%, 02/15/50	200	280
Bay Area Toll Authority
6.26%, 04/01/49	200	272
Chicago Transit Authority
6.90%, 12/01/40	200	251
City of Houston TX Utility System Revenue
3.83%, 05/15/28	250	262
City of New York
5.97%, 03/01/36	200	251
City of San Francisco Public Utilities Commission
6.00%, 11/01/40	200	245
Commonwealth of Massachusetts
4.91%, 05/01/29	300	346
County of Cook, Illinois
6.23%, 11/15/34	100	117
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	264
Dallas County Hospital District
5.62%, 08/15/44	300	361
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	343
Florida Hurricane Catastrophe Fund Finance Corp.
2.11%, 07/01/18	400	404
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	300
Los Angeles Unified School District
5.76%, 07/01/29	200	240
Metropolitan Transportation Authority
6.65%, 11/15/39	290	379
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	227
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	238
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	350
New York City Transitional Finance Authority
5.77%, 08/01/36	260	320
New York City Water & Sewer System
6.01%, 06/15/42	235	308
Ohio State University
4.91%, 06/01/40	200	228
3.80%, 12/01/46	500	489
	Shares/Par†	Value
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	250
4.46%, 10/01/62	300	303
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	339
State of California
7.30%, 10/01/39	150	212
7.60%, 11/01/40	400	603
State of Connecticut
5.09%, 10/01/30	250	282
5.85%, 03/15/32	125	151
State of Georgia
4.50%, 11/01/25	300	331
State of Illinois
5.10%, 06/01/33	300	265
7.35%, 07/01/35	400	433
State of Texas
5.52%, 04/01/39	200	251
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	583
State Public School Building Authority
5.00%, 09/15/27	300	305
University of California
1.80%, 07/01/19	250	251
		11,034
Sovereign 4.0%
African Development Bank
1.63%, 10/02/18	750	752
1.00%, 11/02/18	500	496
Asian Development Bank
5.59%, 07/16/18	400	423
1.88%, 04/12/19	1,160	1,168
1.63%, 08/26/20	500	496
2.13%, 03/19/25	200	193
6.38%, 10/01/28	210	276
Canada Government International Bond
1.63%, 02/27/19	700	703
Chile Government International Bond
3.88%, 08/05/20	100	105
Colombia Government International Bond
8.13%, 05/21/24	400	500
7.38%, 09/18/37	400	486
5.63%, 02/26/44	200	206
Council Of Europe Development Bank
1.63%, 03/10/20	500	496
European Investment Bank
1.00%, 06/15/18	1,700	1,691
1.88%, 03/15/19 - 02/10/25	1,000	975
1.25%, 05/15/19	750	743
1.13%, 08/15/18 - 08/15/19	1,500	1,487
1.38%, 06/15/20	340	333
4.00%, 02/16/21	500	536
2.50%, 04/15/21	400	405
Export Development Canada
1.75%, 08/19/19	500	502
Export-Import Bank of Korea
2.38%, 08/12/19	200	202
2.25%, 01/21/20	850	845
FMS Wertmanagement AoeR
1.75%, 03/17/20 (a)	300	299
Hungary Government International Bond
4.00%, 03/25/19	250	259
5.38%, 03/25/24	250	272
7.63%, 03/29/41	250	349
Hydro Quebec
9.40%, 02/01/21	250	311
Inter-American Development Bank
1.25%, 01/16/18	300	300
1.13%, 08/28/18	500	498
3.88%, 02/14/20	700	745
2.13%, 01/15/25	500	484
4.38%, 01/24/44	100	115
International Bank for Reconstruction & Development
1.38%, 04/10/18 (a)	750	750

See accompanying Notes to Financial Statements.

104

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
0.88%, 07/19/18	705	700
1.00%, 10/05/18	310	308
1.88%, 10/07/19 - 10/07/22	1,320	1,322
1.38%, 05/24/21 - 09/20/21	240	232
2.25%, 06/24/21	750	754
1.63%, 02/10/22	350	340
7.63%, 01/19/23	300	388
2.50%, 07/29/25	340	337
International Finance Corp.
1.63%, 07/16/20	500	497
Israel Government AID Bond
5.50%, 04/26/24	142	170
Israel Government International Bond
4.00%, 06/30/22	500	529
Italy Government International Bond
6.88%, 09/27/23	450	524
5.38%, 06/15/33	200	214
Japan Bank for International Cooperation
1.88%, 04/20/21	200	195
2.13%, 02/10/25	250	237
2.25%, 11/04/26	400	376
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	315
Korea Development Bank
3.38%, 09/16/25	500	501
Korea Finance Corp.
2.88%, 08/22/18	250	255
Kreditanstalt fur Wiederaufbau
1.00%, 01/26/18	350	349
0.88%, 04/19/18	480	477
1.13%, 08/06/18	750	747
1.50%, 02/06/19 - 06/15/21	1,415	1,395
1.75%, 10/15/19	300	300
1.88%, 06/30/20	620	618
2.75%, 09/08/20	500	513
1.63%, 03/15/21	220	216
2.63%, 01/25/22	700	712
2.50%, 11/20/24	300	298
2.00%, 05/02/25	680	650
0.00%, 06/29/37 (g)	300	154
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	500	504
1.75%, 04/15/19	1,000	1,003
Mexico Government International Bond
3.50%, 01/21/21	900	914
3.60%, 01/30/25	230	222
8.30%, 08/15/31	300	443
4.75%, 03/08/44	556	505
5.55%, 01/21/45	500	511
4.60%, 01/23/46	250	224
Nordic Investment Bank
1.13%, 03/19/18	200	200
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	246
Panama Government International Bond
5.20%, 01/30/20	200	215
6.70%, 01/26/36	400	485
Peru Government International Bond
4.13%, 08/25/27 (a)	500	519
6.55%, 03/14/37	250	314
Philippine Government International Bond
6.50%, 01/20/20	400	454
4.20%, 01/21/24	500	537
9.50%, 02/02/30	400	630
Poland Government International Bond
5.00%, 03/23/22	500	545
3.00%, 03/17/23	500	490
Province of British Columbia, Canada
6.50%, 01/15/26	70	88
Province of Manitoba, Canada
3.05%, 05/14/24	350	356
Province of Nova Scotia, Canada
8.75%, 04/01/22	250	321
Province of Ontario, Canada
1.20%, 02/14/18	500	499
	Shares/Par†	Value
3.20%, 05/16/24	300	308
Province of Quebec, Canada
7.50%, 07/15/23	100	126
7.13%, 02/09/24	250	313
2.88%, 10/16/24	300	301
Republic of Korea
5.63%, 11/03/25 (a)	250	302
South Africa Government International Bond
4.67%, 01/17/24	200	200
5.38%, 07/24/44 (a)	250	246
Svensk Exportkredit AB
1.88%, 06/17/19	250	250
Uruguay Government International Bond
4.38%, 10/27/27	190	190
4.13%, 11/20/45	200	165
		45,650
U.S. Government Agency Obligations 2.2%
Federal Home Loan Bank
2.00%, 09/14/18 (h)	655	664
0.88%, 10/01/18 (h)	1,500	1,491
1.25%, 01/16/19 (h)	400	400
1.63%, 06/14/19 (h)	250	251
1.13%, 06/21/19 (a) (h)	1,500	1,491
1.65%, 01/06/20 (f) (h)	200	200
4.13%, 03/13/20 (h)	450	485
1.38%, 02/18/21 (h)	1,500	1,470
1.13%, 07/14/21 (h)	400	386
2.88%, 09/13/24 (h)	300	309
5.50%, 07/15/36 (h)	200	262
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18 (h)	1,300	1,298
3.75%, 03/27/19 (h)	480	506
1.75%, 05/30/19 (h)	750	757
1.25%, 08/01/19 (h)	750	747
1.40%, 08/22/19 (h)	500	499
1.38%, 05/01/20 (h)	800	793
1.13%, 08/12/21 (h)	750	721
2.38%, 01/13/22 (h)	500	508
6.75%, 09/15/29 - 03/15/31 (h)	180	252
6.25%, 07/15/32 (h)	900	1,237
Federal National Mortgage Association
0.88%, 02/08/18 (h)	750	749
1.00%, 04/30/18 (h)	750	747
1.38%, 01/28/19 (h)	1,000	1,001
0.88%, 05/21/18 - 08/02/19 (h)	2,750	2,733
1.75%, 09/12/19 (h)	700	705
0.00%, 10/09/19 (g) (h)	680	645
1.50%, 06/22/20 (h)	500	497
1.25%, 08/17/21 (h)	500	483
2.63%, 09/06/24 (h)	500	505
7.25%, 05/15/30 (h)	540	781
6.63%, 11/15/30 (h)	631	876
Tennessee Valley Authority
5.25%, 09/15/39	200	251
5.38%, 04/01/56	300	374
		25,074
U.S. Treasury Securities 35.6%
U.S. Treasury Bond
8.13%, 08/15/19 - 08/15/21	2,300	2,777
8.50%, 02/15/20	1,000	1,212
7.25%, 08/15/22	810	1,032
6.88%, 08/15/25	1,700	2,297
6.00%, 02/15/26	1,150	1,485
6.13%, 11/15/27	950	1,273
5.38%, 02/15/31	1,400	1,861
4.75%, 02/15/37	660	858
3.50%, 02/15/39	930	1,015
4.25%, 05/15/39 - 11/15/40	1,404	1,702
4.50%, 02/15/36 - 08/15/39	2,179	2,743
4.38%, 02/15/38 - 05/15/41	3,178	3,921
3.88%, 08/15/40	1,195	1,369
4.75%, 02/15/41	1,335	1,737
3.00%, 05/15/42 - 11/15/45	10,280	10,133
2.75%, 08/15/42 - 11/15/42	2,618	2,467

See accompanying Notes to Financial Statements.

105

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.13%, 11/15/41 - 08/15/44	6,194	6,262
2.88%, 05/15/43 - 08/15/45	3,775	3,632
3.63%, 08/15/43 - 02/15/44	5,435	6,013
3.75%, 11/15/43	3,250	3,677
3.38%, 05/15/44	2,330	2,465
2.50%, 02/15/45 - 05/15/46	7,390	6,556
2.25%, 08/15/46 (a)	2,075	1,740
2.88%, 11/15/46	905	872
U.S. Treasury Note
1.00%, 02/15/18 - 11/30/19	19,825	19,754
0.88%, 01/31/18 - 09/15/19	11,452	11,404
2.88%, 03/31/18	1,174	1,201
0.63%, 04/30/18 - 06/30/18	3,435	3,416
0.75%, 09/30/18 - 10/31/18	4,800	4,766
3.75%, 11/15/18	690	723
1.00%, 11/30/18 (a)	1,570	1,565
1.25%, 10/31/18 - 03/31/21	15,162	15,067
1.25%, 12/31/18	1,550	1,551
1.50%, 08/31/18 - 08/15/26	29,019	28,505
2.75%, 02/28/18 - 11/15/23	5,929	6,105
1.63%, 03/31/19 - 05/15/26	39,890	39,003
0.75%, 01/31/18 - 08/15/19	14,460	14,361
1.00%, 10/15/19 - 11/15/19	2,925	2,891
3.38%, 11/15/19	2,110	2,225
1.38%, 12/15/19	1,435	1,431
3.63%, 08/15/19 - 02/15/21	7,345	7,816
1.13%, 06/15/18 - 09/30/21	21,970	21,523
3.50%, 05/15/20	2,550	2,709
1.88%, 06/30/20 - 10/31/22	8,500	8,436
2.63%, 01/31/18 - 11/15/20	6,103	6,281
2.38%, 05/31/18 - 08/15/24	6,470	6,564
1.38%, 07/31/18 - 08/31/23	32,446	31,892
3.13%, 05/15/19 - 05/15/21	3,410	3,574
1.25%, 10/31/21 (a)	2,300	2,228
2.00%, 07/31/20 - 08/15/25	21,625	21,392
1.75%, 11/30/21 (a)	1,000	992
2.00%, 12/31/21	2,030	2,035
1.75%, 10/31/18 - 05/15/23	24,990	24,712
2.13%, 08/15/21 - 05/15/25	14,995	15,002
1.63%, 10/31/23	3,000	2,883
2.13%, 11/30/23 (a)	3,000	2,976
2.25%, 12/31/23	2,500	2,498
2.50%, 05/15/24	5,364	5,437
2.25%, 07/31/18 - 11/15/25	10,056	10,113
2.00%, 11/15/26 (a)	3,250	3,122
		405,252
Total Government And Agency Obligations (cost $821,160)		817,268
SHORT TERM INVESTMENTS 6.7%
Investment Companies 5.6%
JNL Money Market Fund, 0.34% (i) (j)	63,519	63,519
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 0.50% (i) (j)	12,602	12,602
Total Short Term Investments (cost $76,121)		76,121
Total Investments 106.4% (cost $1,209,926)		1,209,908
Total Forward Sales Commitments (0.3)% (proceeds $3,703)		(3,693)
Other Assets and Liabilities, Net (6.1)%		(68,565)
Total Net Assets 100.0%		$1,137,650

(a) All or portion of the security was on loan.

(b) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $3,832 and 0.3%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(e) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

Shares/Par†	Value

(f) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $64,535.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/32 (a)	(200)	$(209)
TBA, 4.50%, 01/15/32 (a)	(120)	(123)
TBA, 5.00%, 01/15/32 (a)	(150)	(153)
Federal National Mortgage Association
TBA, 4.50%, 01/15/32 (a)	(100)	(103)
TBA, 4.50%, 01/15/47 (a)	(175)	(188)
Government National Mortgage Association
TBA, 3.50%, 01/15/47 (a)	(200)	(208)
TBA, 4.50%, 01/15/47 (a)	(450)	(480)
TBA, 5.50%, 01/15/47 (a)	(2,000)	(2,229)
Total Government And Agency Obligations (proceeds $3,703)		(3,693)
Total Forward Sales Commitments (0.3%) (proceeds $3,703)		$(3,693)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $3,703.

JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 44.4%
Consumer Discretionary 7.3%
Aaron's Inc.	31	$982
Abercrombie & Fitch Co. - Class A	36	433
Adient Plc (b)	3	182
American Eagle Outfitters Inc.	32	482
Bayerische Motoren Werke AG	13	1,192
Best Buy Co. Inc. (c)	28	1,199
Big Lots Inc.	25	1,235
Bloomin' Brands Inc.	34	608
Burlington Stores Inc. (b)	3	246
Cabela's Inc. (b) (c)	83	4,859
CBS Corp. - Class B (c)	8	496
Clear Channel Outdoor Holdings Inc. - Class A	34	171
Continental AG	5	880
Cooper Tire & Rubber Co.	9	334
Darden Restaurants Inc.	23	1,680
Dillard's Inc. - Class A	15	965
Discovery Communications Inc. - Class C (b) (c)	24	651
Garmin Ltd. (c)	27	1,290
Harman International Industries Inc. (c)	53	5,849
Hyatt Hotels Corp. - Class A (b) (c)	19	1,061
Informa Plc (c)	205	1,719
International Game Technology Plc	8	209
Isle of Capri Casinos Inc. (b)	32	789
Italiaonline SpA (b)	38	94
J.C. Penney Co. Inc. (b)	89	739
Jarden Corp. (b) (d) (e) (f)	56	3,293
KB Home	39	623
Kohl's Corp. (c)	28	1,407
Lear Corp. (c)	2	212
Liberty Braves Group - Class A (b)	12	242
Liberty Media Group - Class A (b) (c)	9	282
Liberty SiriusXM Group - Class A (b)	55	1,903
Media General Inc. (b) (c)	127	2,394
Naspers Ltd. - Class N	35	5,063
Penn National Gaming Inc. (b)	31	426
PVH Corp. (c)	7	650
Rent-A-Center Inc.	37	419
Societe Television Francaise 1	51	505
Sony Corp.	59	1,637
Sotheby's (b)	10	411

See accompanying Notes to Financial Statements.

106

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Staples Inc.	186	1,688
Time Warner Inc. (g)	33	3,185
Tupperware Brands Corp.	2	116
Valeo SA	10	586
Vivendi SA	38	729
Wolters Kluwer NV	36	1,286
Wolverine World Wide Inc.	4	88
WPP Plc (c)	134	2,976
		58,466
Consumer Staples 2.4%
Anheuser-Busch InBev NV (c)	15	1,636
Associated British Foods Plc	33	1,128
Coca-Cola Co. (c)	41	1,692
ConAgra Brands Inc. (c)	2	95
Coty Inc. - Class A	5	91
CVS Health Corp.	2	118
Kellogg Co. (c)	21	1,548
Lenta Ltd. - ADR (b) (h)	59	483
Molson Coors Brewing Co. - Class B (c)	16	1,575
Nu Skin Enterprises Inc. - Class A	29	1,400
Procter & Gamble Co. (c)	9	790
Reynolds American Inc. (g)	82	4,568
Rite Aid Corp. (b)	126	1,036
Supervalu Inc. (b)	80	372
Tyson Foods Inc. - Class A	3	216
Unilever NV - CVA	13	522
Wal-Mart Stores Inc. (c)	18	1,244
WhiteWave Foods Co. (b)	15	839
		19,353
Energy 3.6%
Atwood Oceanics Inc.	46	600
Chesapeake Energy Corp. (b)	72	505
Columbia Pipeline Group Inc. (d) (e) (f)	42	1,062
Columbia Pipeline Partners LP (c)	148	2,545
CONSOL Energy Inc.	102	1,861
Continental Resources Inc. (b) (c)	9	490
Crescent Point Energy Corp.	30	405
Denbury Resources Inc. (b)	294	1,080
EnCana Corp.	123	1,444
Energy Transfer Partners LP	52	1,874
Enerplus Corp.	163	1,546
Ensco Plc - Class A	173	1,680
EP Energy Corp. - Class A (b)	60	394
FMC Technologies Inc. (b)	97	3,458
Gazprom OAO - ADR	92	463
Helix Energy Solutions Group Inc. (b)	40	350
Hurricane Energy Plc (b)	282	173
Lukoil PJSC - ADR	11	589
Nabors Industries Ltd.	65	1,074
Noble Corp. Plc	118	698
Occidental Petroleum Corp.	4	320
Oneok Inc. (c)	5	287
Premier Oil Plc (b)	418	381
Rosneft OAO - GDR	41	268
Rowan Cos. Plc - Class A	45	846
Schlumberger Ltd.	19	1,587
Seadrill Ltd. (b)	211	718
Showa Shell Sekiyu KK	58	540
Unit Corp. (b)	29	782
Valero Energy Corp. (c)	9	588
Williams Cos. Inc. (c)	17	523
		29,131
Financials 8.5%
AGNC Investment Corp.	32	575
Alleghany Corp. (b)	1	674
Ally Financial Inc.	72	1,367
American Capital Ltd. (b) (c)	291	5,223
American Express Co.	32	2,399
American International Group Inc.	58	3,819
Amundi SA	16	844
Aon Plc - Class A	30	3,358
Assicurazioni Generali SpA	82	1,218
Assured Guaranty Ltd.	41	1,533
AXA SA (c)	65	1,633
	Shares/Par†	Value
Bank of America Corp.	149	3,286
Bats Global Markets Inc.	22	728
Chimera Investment Corp.	24	403
CIT Group Inc.	66	2,813
Citigroup Inc.	54	3,193
Citizens Financial Group Inc. (c)	18	656
CYS Investments Inc.	56	430
Deutsche Boerse AG (b)	15	1,200
Donnelley Financial Solutions Inc. (b)	9	198
E*TRADE Financial Corp. (b)	17	603
ECN Capital Corp.	21	50
Endurance Specialty Holdings Ltd.	62	5,770
EverBank Financial Corp.	164	3,188
Groupe Bruxelles Lambert SA	21	1,727
ING Groep NV	87	1,222
Legg Mason Inc.	27	794
Leucadia National Corp.	124	2,876
Lincoln National Corp. (c)	5	364
LPL Financial Holdings Inc.	30	1,061
MFA Financial Inc.	48	367
Mitsubishi UFJ Financial Group Inc.	185	1,139
Navient Corp.	135	2,220
Nelnet Inc. - Class A	23	1,162
NorthStar Asset Management Group Inc.	122	1,815
PrivateBancorp Inc.	15	837
Prudential Financial Inc. (c)	11	1,186
Sampo Oyj - Class A (c)	35	1,565
Santander Consumer USA Holdings Inc. (b)	61	829
Standard Chartered Plc (b)	96	785
Sun Life Financial Inc.	5	207
Synchrony Financial (c)	15	540
The Governor & Co. of the Bank of Ireland (b)	4,280	1,048
UniCredit SpA (i)	361	1,036
WL Ross Holding Corp. (b) (d) (e) (j)	13	57
WLRS Fund I LLC (b) (d) (e) (j)	-	39
		68,037
Health Care 4.0%
Agios Pharmaceuticals Inc. (b)	24	997
Alkermes Plc (b) (c)	20	1,089
Allergan Plc (b) (c)	8	1,754
Baxter International Inc. (c)	35	1,574
Biogen Inc. (b) (c)	5	1,537
BioMarin Pharmaceutical Inc. (b)	9	733
Gilead Sciences Inc. (c)	14	995
Halyard Health Inc. (b)	25	932
Incyte Corp. (b)	12	1,203
Ionis Pharmaceuticals Inc. (b)	3	129
Johnson & Johnson (c)	4	449
Merck & Co. Inc. (c)	29	1,707
Mylan NV (b)	17	663
Neurocrine Biosciences Inc. (b)	10	372
PDL BioPharma Inc.	127	269
Perrigo Co. Plc	7	605
Seattle Genetics Inc. (b) (c)	9	475
St. Jude Medical Inc. (c)	87	6,960
Team Health Holdings Inc. (b)	20	883
Teva Pharmaceutical Industries Ltd. - ADR	15	562
Thermo Fisher Scientific Inc.	8	1,157
United Therapeutics Corp. (b)	14	2,008
Veeva Systems Inc. - Class A (b)	26	1,046
Vertex Pharmaceuticals Inc. (b)	11	829
WellCare Health Plans Inc. (b)	14	1,878
Zoetis Inc. - Class A	16	833
		31,639
Industrials 4.5%
Adecco Group AG	20	1,285
Air Lease Corp. - Class A	6	204
Airbus Group NV	13	877
Allison Transmission Holdings Inc.	26	883
Arconic Inc.	110	2,041
Avis Budget Group Inc. (b)	9	326
BE Aerospace Inc.	63	3,778
Copa Holdings SA - Class A	6	536
Deluxe Corp.	7	494

See accompanying Notes to Financial Statements.

107

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Dover Corp. (c)	22	1,686
Esterline Technologies Corp. (b) (j)	15	1,370
Fanuc Ltd.	6	1,021
FTI Consulting Inc. (b)	23	1,046
General Cable Corp.	34	644
General Electric Co.	38	1,201
Hawaiian Holdings Inc. (b)	22	1,271
Herc Holdings Inc. (b)	5	205
Huntington Ingalls Industries Inc.	4	718
IHI Corp. (b)	194	502
Jardine Strategic Holdings Ltd.	19	640
KAR Auction Services Inc.	20	835
Manitowoc Foodservice Inc. (b)	14	264
Manpower Inc.	16	1,440
Meggitt Plc	302	1,704
Nexeo Solutions Inc. (b) (j)	95	889
Oshkosh Corp.	4	239
Owens Corning Inc.	9	443
Pitney Bowes Inc.	14	217
Randstad Holding NV	23	1,265
SPX Corp. (b)	24	579
Swift Transporation Co. - Class A (b)	56	1,364
Trinity Industries Inc.	7	189
United Rentals Inc. (b) (c)	7	718
United Technologies Corp.	35	3,855
Vinci SA	12	834
West Corp.	25	624
		36,187
Information Technology 9.2%
Advanced Micro Devices Inc. (b) (c)	195	2,216
Akamai Technologies Inc. (b)	3	213
Alphabet Inc. - Class A (b)	2	1,262
Alphabet Inc. - Class C (b)	3	2,113
Analog Devices Inc.	27	1,959
Applied Materials Inc. (c)	42	1,349
Baidu.com - Class A - ADR (b)	9	1,524
Cirrus Logic Inc. (b)	25	1,402
Cisco Systems Inc.	85	2,574
Citrix Systems Inc. (b) (c)	18	1,581
CommerceHub Inc. - Class C (b)	11	170
Dell Technologies Inc. - Class V (b)	18	994
eBay Inc. (b) (c)	53	1,568
F5 Networks Inc. (b) (c)	11	1,664
HP Inc. (c)	65	971
InterDigital Inc.	19	1,717
International Business Machines Corp. (c)	2	274
Intersil Corp. - Class A	52	1,154
j2 Global Inc.	6	491
Linear Technology Corp.	88	5,482
Match Group Inc. (b)	26	443
Mentor Graphics Corp.	57	2,092
MercadoLibre Inc.	10	1,569
Microsoft Corp.	46	2,842
NCR Corp. (b)	27	1,083
NetApp Inc. (c)	31	1,093
Nets Holdings A/S (b)	32	555
Nuance Communications Inc. (b)	35	526
Nvidia Corp. (c)	5	555
NXP Semiconductors NV (b) (g)	61	5,977
Oracle Corp.	115	4,432
QUALCOMM Inc.	13	856
SAP SE (c)	30	2,588
Science Applications International Corp.	6	534
Take-Two Interactive Software Inc. (b)	13	651
TE Connectivity Ltd.	35	2,442
Teradata Corp. (b)	47	1,277
Teradyne Inc.	4	109
VeriSign Inc. (b) (c)	14	1,088
Versum Materials Inc. (b)	8	213
Worldpay Group Plc	383	1,271
Xerox Corp. (c)	118	1,032
Yahoo! Inc. (b) (c)	213	8,230
Yelp Inc. - Class A (b)	42	1,586
		73,722
	Shares/Par†	Value
Materials 4.1%
AdvanSix Inc. (b)	12	259
Air Liquide	11	1,217
Alcoa Corp. (b)	35	977
Ashland Global Holdings Inc. (g)	10	1,071
Barrick Gold Corp.	106	1,692
Buzzi Unicem SpA (c)	94	2,219
Cabot Corp.	15	748
Chemours Co.	68	1,498
Chemtura Corp. (b)	64	2,109
Commercial Metals Co.	3	57
CRH Plc	24	820
Dow Chemical Co.	42	2,403
Freeport-McMoRan Inc. - Class B (b)	13	170
Fresnillo Plc	56	829
Greif Inc. - Class A	22	1,134
Huntsman Corp.	19	370
Ingevity Corp. (b)	6	313
Kinross Gold Corp. (b)	232	722
MMC Norilsk Nickel - ADR	32	527
Owens-Illinois Inc. (b)	64	1,122
Randgold Resources Ltd.	16	1,232
Syngenta AG - ADR	72	5,722
Teck Resources Ltd. - Class B	94	1,883
Valencia Bidco LLC (b) (e)	188	337
Valspar Corp. (c) (g)	24	2,488
Verso Corp. - Class A (b)	21	146
Yamana Gold Inc.	382	1,074
		33,139
Real Estate 0.4%
CoreCivic Inc.	16	399
EastGroup Properties Inc.	7	487
Mack-Cali Realty Corp.	38	1,100
NorthStar Realty Finance Corp.	80	1,206
Potlatch Corp.	3	117
Quality Care Properties Inc. (b)	12	180
		3,489
Telecommunication Services 0.3%
Deutsche Telekom AG (c)	108	1,860
Verizon Communications Inc. (c)	16	854
		2,714
Utilities 0.1%
RWE AG (b)	60	744
Total Common Stocks (cost $338,032)		356,621
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.1%
William Lyon Homes, 4.44%, 12/01/17	5	466
Consumer Staples 0.1%
Bunge Ltd., 4.88% (k) (l)	8	850
Energy 0.0%
Surgutneftegas OAO	284	149
Real Estate 0.1%
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (k)	24	605
NorthStar Realty Finance Corp. - Series B, 8.25%, (callable at 25 beginning 02/24/17) (k)	19	472
		1,077
Total Preferred Stocks (cost $2,500)		2,542
WARRANTS 0.0%
TORM A/S (b) (e)	4	7
Total Warrants (cost $69)		7
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Aames Mortgage Investment Trust
Series 2005-M6-1, REMIC, 2.06%, 06/25/35 (m)	380	269
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (h)	158	164
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 1.01%, 05/25/35 (h) (m)	512	369

See accompanying Notes to Financial Statements.

108

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 1.20%, 05/25/35 (m)	102	68
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 1.26%, 08/26/33 (m)	219	188
Countrywide Home Equity Loan Trust
Series 2004-1A-B, 0.92%, 02/15/29 (m)	321	287
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 5.76%, 07/25/25 (h) (m)	180	193
Series 2016-1M2-C04, 5.01%, 01/25/29 (h) (m)	260	270
First Horizon Mortgage Pass-Through Trust
Series 2005-B1-AR1, REMIC, 2.91%, 04/25/35 (m)	589	445
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 1.04%, 11/25/45 (m)	689	410
IndyMac IMSC Mortgage Loan Trust
Series 2007-A22-HOA1, REMIC, 0.94%, 07/25/37 (m)	445	281
Miran Mid-Atlantic Pass-Through Trust
Series 2001-C, 10.06%, 12/30/28	136	116
Nelnet Student Loan Trust
Series 2008-A4-4, 2.36%, 04/25/17 (m)	173	173
RAMP Trust
Series 2006-M1-RZ3, REMIC, 1.11%, 08/25/36 (m)	350	286
SLM Student Loan Trust
Series 2008-A4-4, 2.53%, 01/24/17 (m)	237	237
Series 2008-A4-5, 2.58%, 07/25/23 (m)	140	140
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,888)		3,896
CORPORATE BONDS AND NOTES 25.6%
Consumer Discretionary 4.5%
1011778 B.C. Unltd. Liability Co.
6.00%, 04/01/22 (h)	190	199
AA Bond Co. Ltd.
5.50%, 07/31/22, GBP	150	189
Amazon.com Inc.
4.95%, 12/05/44	40	46
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (h)	260	266
American Axle & Manufacturing Inc.
6.63%, 10/15/22	80	83
Ascent Capital Group Inc.
4.00%, 07/15/20 (l)	510	383
Carriage Services Inc.
2.75%, 03/15/21 (l)	1,064	1,430
CCO Holdings LLC
5.38%, 05/01/25 (h)	70	72
5.75%, 02/15/26 (h)	50	52
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (h)	569	586
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (h)	1,207	1,228
Charter Communications Operating LLC
4.91%, 07/23/25	560	589
6.83%, 10/23/55	380	445
Cinemark USA Inc.
4.88%, 06/01/23	685	694
Ctrip.com International Ltd.
1.25%, 09/15/22 (h) (l)	426	410
DISH DBS Corp.
4.25%, 04/01/18	965	989
7.88%, 09/01/19	50	56
6.75%, 06/01/21	50	54
DISH Network Corp.
3.38%, 08/15/26 (c) (h) (l)	1,990	2,265
Dollar Tree Inc.
5.75%, 03/01/23	100	106
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	169
Hanesbrands Inc.
4.63%, 05/15/24 (h)	80	78
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (h)	210	204
	Shares/Par†	Value
Iconix Brand Group Inc.
1.50%, 03/15/18 (c) (l)	1,885	1,772
LGI Homes Inc.
4.25%, 11/15/19 (l)	806	1,149
Liberty Interactive LLC
4.00%, 11/15/29	1,413	841
Liberty Media Corp.
1.38%, 10/15/23 (l)	728	782
LIN Television Corp.
5.88%, 11/15/22	532	541
Live Nation Entertainment Inc.
2.50%, 05/15/19 (c) (l)	794	846
M/I Homes Inc.
3.25%, 09/15/17 (l)	947	1,074
Meritage Homes Corp.
1.88%, 09/15/32 (l)	1,272	1,262
NCL Corp. Ltd.
4.63%, 11/15/20 (h)	50	51
4.75%, 12/15/21 (h)	424	424
Netflix Inc.
5.50%, 02/15/22	30	32
5.88%, 02/15/25	80	86
Newell Rubbermaid Inc.
4.20%, 04/01/26	80	83
Numericable - SFR SA
7.38%, 05/01/26 (h)	1,004	1,025
Numericable Group SA
6.00%, 05/15/22 (h)	410	421
6.25%, 05/15/24 (h)	200	201
Priceline Group Inc.
0.90%, 09/15/21 (l)	554	585
Priceline.com Inc.
1.00%, 03/15/18 (l)	860	1,354
Ryland Group Inc.
0.25%, 06/01/19 (c) (l)	1,663	1,549
Sabre GLBL Inc.
5.25%, 11/15/23 (h)	482	495
Schaeffler Verwaltung Zwei GmbH
2.75%, 09/15/21, EUR (n)	233	252
3.25%, 09/15/23, EUR (n)	270	292
3.75%, 09/15/26, EUR (n)	545	573
4.75%, 09/15/26 (h) (n)	200	193
Shea Homes LP
6.13%, 04/01/25 (h)	110	106
Shutterfly Inc.
0.25%, 05/15/18 (c) (l)	2,018	2,042
Standard Pacific Corp.
1.25%, 08/01/32 (c) (l)	1,840	1,894
Tesla Motors Inc.
0.25%, 03/01/19 (c) (l)	588	546
Time Warner Cable Inc.
6.55%, 05/01/37	20	23
7.30%, 07/01/38	20	25
5.88%, 11/15/40	40	43
Toll Brothers Finance Corp.
0.50%, 09/15/32 (c) (l)	1,532	1,507
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	380	416
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (h)	925	950
UPC Holding BV
6.75%, 03/15/23, CHF	450	480
Vitamin Shoppe Inc.
2.25%, 12/01/20 (l)	516	476
Whitbread Group Plc
3.38%, 10/16/25, GBP	290	381
WMG Acquisition Corp.
6.75%, 04/15/22 (h)	900	947
		36,343
Consumer Staples 0.2%
Albertsons Cos. LLC
5.75%, 03/15/25 (h)	270	267
Constellation Brands Inc.
4.75%, 11/15/24	120	127

See accompanying Notes to Financial Statements.

109

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	386
5.20%, 07/15/45	80	84
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (h)	40	40
Reynolds American Inc.
5.85%, 08/15/45	180	213
Rite Aid Corp.
6.75%, 06/15/21	533	560
6.13%, 04/01/23 (h)	191	205
		1,882
Energy 3.6%
Aegean Marine Petroleum Network Inc.
4.00%, 11/01/18 (l)	672	697
4.25%, 12/15/21 (l)	1,378	1,341
Alta Mesa Holdings LP
7.88%, 12/15/24 (h)	440	455
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	49
5.55%, 03/15/26	80	89
4.50%, 07/15/44	110	103
Apache Corp.
4.75%, 04/15/43	1,210	1,244
4.25%, 01/15/44	650	640
Berry Petroleum Co.
0.00%, 11/01/20 (b) (d) (j) (o)	40	26
Blue Racer Midstream LLC
6.13%, 11/15/22 (h)	110	110
Chesapeake Energy Corp.
4.88%, 04/15/22	80	73
5.75%, 03/15/23	80	75
8.00%, 01/15/25 (h)	150	153
5.50%, 09/15/26 (c) (h) (l)	2,367	2,562
Concho Resources Inc.
6.50%, 01/15/22	100	103
CONSOL Energy Inc.
5.88%, 04/15/22	900	882
8.00%, 04/01/23	500	513
Crestwood Midstream Partners LP
6.13%, 03/01/22	170	174
DCP Midstream LLC
4.75%, 09/30/21 (h)	60	61
6.45%, 11/03/36 (h)	10	10
6.75%, 09/15/37 (h)	100	101
Devon Energy Corp.
5.85%, 12/15/25	190	216
5.00%, 06/15/45	50	49
Diamondback Energy Inc.
5.38%, 05/31/25 (h)	203	204
Ecopetrol SA
5.88%, 09/18/23 - 05/28/45	470	456
4.13%, 01/16/25	370	347
5.38%, 06/26/26	320	318
Energy Transfer Partners LP
5.88%, 01/15/24	140	145
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (h) (l)	1,076	1,098
EP Energy LLC
9.38%, 05/01/20	50	46
6.38%, 06/15/23	180	142
Extraction Oil & Gas Holdings LLC
7.88%, 07/15/21 (h)	300	321
Exxon Mobil Corp.
4.11%, 03/01/46	130	133
Genesis Energy LP
6.75%, 08/01/22	170	177
Globe Luxembourg SCA
9.63%, 05/01/18 (h) (p)	200	198
Green Plains Inc.
3.25%, 10/01/18 (l)	1,964	2,826
4.13%, 09/01/22 (c) (h) (l)	1,152	1,364
Gulfport Energy Corp.
6.38%, 05/15/25 (h)	174	176
	Shares/Par†	Value
Halliburton Co.
3.80%, 11/15/25	110	112
4.85%, 11/15/35	150	158
5.00%, 11/15/45	230	249
Kerr-McGee Corp.
6.95%, 07/01/24	120	141
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	61
Kinder Morgan Inc.
5.30%, 12/01/34	40	41
Laredo Petroleum Inc.
7.38%, 05/01/22	30	31
MEG Energy Corp.
6.50%, 03/15/21 (h)	110	102
7.00%, 03/31/24 (h)	10	9
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	226
Oasis Petroleum Inc.
6.50%, 11/01/21	20	20
6.88%, 03/15/22	50	51
Occidental Petroleum Corp.
4.63%, 06/15/45	140	145
4.40%, 04/15/46	20	20
4.10%, 02/15/47	90	87
ONEOK Inc.
7.50%, 09/01/23	130	150
Paramount Resources Ltd.
6.88%, 06/30/23 (h)	250	265
Parsley Energy LLC
5.38%, 01/15/25 (h)	147	148
PDC Energy Inc.
6.13%, 09/15/24 (h)	120	123
Petrobras Global Finance BV
5.63%, 05/20/43	320	237
7.25%, 03/17/44	240	212
6.85%, 06/05/15	380	308
Petrobras International Finance Co.
6.75%, 01/27/41	140	118
Petroleos Mexicanos
6.38%, 01/23/45	390	355
Pride International Inc.
6.88%, 08/15/20	70	75
QEP Resources Inc.
5.25%, 05/01/23	30	30
Range Resources Corp.
4.88%, 05/15/25	150	145
Renewable Energy Group Inc.
4.00%, 06/15/36 (c) (h) (l)	554	596
Rice Energy Inc.
6.25%, 05/01/22	240	247
7.25%, 05/01/23	80	85
Rockies Express Pipeline LLC
5.63%, 04/15/20 (h)	100	105
6.88%, 04/15/40 (h)	110	109
RSP Permian Inc.
6.63%, 10/01/22	20	21
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	580	621
Sanchez Energy Corp.
6.13%, 01/15/23 (d) (j)	80	76
Schlumberger Holdings Corp.
4.00%, 12/21/25 (h)	280	293
Seven Generations Energy Ltd.
6.75%, 05/01/23 (h)	520	554
Shelf Drilling Holdings Ltd.
8.63%, 11/01/18 (h)	50	42
SM Energy Co.
1.50%, 07/01/21 (c) (l)	1,067	1,234
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	29
Targa Resources Partners LP
4.25%, 11/15/23	170	163
6.75%, 03/15/24	100	107

See accompanying Notes to Financial Statements.

110

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Teine Energy Ltd.
6.88%, 09/30/22 (h)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (h)	170	214
Tullow Oil Plc
6.00%, 11/01/20	390	371
6.25%, 04/15/22	440	409
Weatherford International Ltd.
5.88%, 07/01/21 (c) (l)	1,471	1,596
Whiting Petroleum Corp.
5.00%, 03/15/19	134	135
6.25%, 04/01/23	230	230
Williams Cos. Inc.
8.75%, 03/15/32 (p)	140	169
WPX Energy Inc.
8.25%, 08/01/23	170	190
		29,012
Financials 4.7%
ACE INA Holdings Inc.
4.35%, 11/03/45	120	127
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	150	155
Ally Financial Inc.
8.00%, 11/01/31	20	23
Altice Financing SA
6.63%, 02/15/23 (h)	200	206
AmTrust Financial Services Inc.
2.75%, 12/15/44 (c) (l)	1,577	1,337
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	490	497
4.70%, 02/01/36	30	32
4.90%, 02/01/46	480	515
BAC Capital Trust XIV
4.00%, (callable at 100 beginning 02/08/17) (k)	1,540	1,209
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (k)	300	300
4.25%, 10/22/26	280	283
5.00%, 01/21/44	200	219
Barclays Bank Plc
7.63%, 11/21/22	200	220
BNP Paribas SA
7.37%, (callable at 100 beginning 08/19/25) (h) (k)	200	201
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (k)	2,030	2,005
4.60%, 03/09/26	210	217
4.45%, 09/29/27	200	203
8.13%, 07/15/39	51	76
5.30%, 05/06/44	170	183
4.65%, 07/30/45	133	140
Compass Bank
3.88%, 04/10/25	280	266
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	290	335
Cowen Group Inc.
3.00%, 03/15/19 (l)	1,770	1,766
Credit Agricole SA
8.12%, (callable at 100 beginning 12/23/25) (h) (k)	200	210
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	550	563
DEA Finance SA
7.50%, 10/15/22, EUR	655	736
Deutsche Bank AG
4.25%, 10/14/21 (h)	580	582
Diamond 1 Finance Corp.
3.48%, 06/01/19 (h)	300	306
4.42%, 06/15/21 (h)	240	248
Element Financial Corp.
5.13%, 06/30/19, CAD (c) (l)	995	761
4.25%, 06/30/20, CAD (c) (h) (l)	2,045	1,561
Encore Capital Group Inc.
3.00%, 11/27/17 (l)	1,177	1,260
2.88%, 03/15/21 (c) (l)	230	201
	Shares/Par†	Value
Forest City Enterprises Inc.
4.25%, 08/15/18 (l)	802	877
3.63%, 08/15/20 (l)	1,758	1,831
FXCM Inc.
2.25%, 06/15/18 (l)	769	411
General Electric Capital Corp.
5.88%, 01/14/38	100	126
Goldman Sachs Capital II
4.00%, (callable at 100 beginning 02/27/17) (k)	18	15
Goldman Sachs Capital III
4.00%, (callable at 100 beginning 02/27/17) (k)	13	10
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	71
6.75%, 10/01/37	190	234
5.15%, 05/22/45	490	514
4.75%, 10/21/45	60	63
Grupo Isolux Corsan Finance BV
0.00%, 04/15/21, EUR (b) (o)	550	127
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (k) (l)	200	197
4.25%, 08/18/25	200	202
4.30%, 03/08/26	200	207
Jerrold Finco Plc
6.25%, 09/15/21, GBP	1,330	1,680
Nexstar Escrow Corp.
5.63%, 08/01/24 (h)	270	268
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (l)	1,042	981
Quicken Loans Inc.
5.75%, 05/01/25 (h)	80	78
Redwood Trust Inc.
4.63%, 04/15/18 (c) (l)	1,632	1,629
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	1,930	1,922
RWT Holdings Inc.
5.63%, 11/15/19 (c) (l)	599	603
Standard Chartered Plc
5.70%, 03/26/44 (h)	400	399
Starwood Property Trust Inc.
3.75%, 10/15/17 (c) (l)	3,213	3,289
4.55%, 03/01/18 (c) (l)	853	929
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (h)	300	324
Tervita Escrow Corp.
7.63%, 12/01/21 (h)	200	204
UBS AG
5.13%, 05/15/24	200	202
UBS Group AG
7.00%, (callable at 100 beginning 02/19/25) (k)	200	210
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 02/23/17) (k)	2,035	1,997
Walter Investment Management Corp.
4.50%, 11/01/19 (l)	200	140
7.88%, 12/15/21	200	162
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (k)	221	232
3.55%, 09/29/25	250	249
4.30%, 07/22/27	290	298
4.65%, 11/04/44	140	138
4.40%, 06/14/46	180	172
ZF North America Capital Inc.
4.50%, 04/29/22 (h)	160	165
		38,099
Health Care 3.4%
Acadia Healthcare Co. Inc.
6.50%, 03/01/24	522	534
Aceto Corp.
2.00%, 11/01/20 (l)	1,056	1,014
Actavis Funding SCS
4.55%, 03/15/35	10	10
Alere Inc.
6.50%, 06/15/20	240	236
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (l)	367	344

See accompanying Notes to Financial Statements.

111

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
AMAG Pharmaceuticals Inc.
2.50%, 02/15/19 (l)	654	923
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (h) (l)	431	437
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (c) (l)	1,321	1,548
Brookdale Senior Living Inc.
2.75%, 06/15/18 (l)	383	373
Centene Corp.
4.75%, 01/15/25	130	127
Change Healthcare Holdings Inc.
11.00%, 12/31/19	555	573
Clovis Oncology Inc.
2.50%, 09/15/21 (c) (l)	853	876
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	52
5.13%, 07/15/24	10	10
5.00%, 05/01/25	150	148
DJO Finco LLC
8.13%, 06/15/21 (h)	300	260
Emergent BioSolutions Inc.
2.88%, 01/15/21 (c) (l)	1,013	1,290
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (h)	150	162
HCA Inc.
5.38%, 02/01/25	20	20
5.88%, 02/15/26	40	41
5.25%, 06/15/26	10	10
HealthSouth Corp.
2.00%, 12/01/43 (c) (l)	711	842
Hologic Inc.
0.00%, 12/15/43 (c) (l) (p)	1,304	1,598
Insulet Corp.
1.25%, 09/15/21 (h) (l)	985	912
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23 (c) (l)	983	876
inVentiv Health Inc.
9.00%, 01/15/18 (h)	641	642
Medicines Co.
2.75%, 07/15/23 (c) (h) (l)	989	951
Nipro Corp.
0.00%, 01/29/21, JPY (l) (q)	60,000	558
NuVasive Inc.
2.25%, 03/15/21 (h) (l)	897	1,139
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (l)	1,234	991
PTC Therapeutics Inc.
3.00%, 08/15/22 (l)	801	477
Quidel Corp.
3.25%, 12/15/20 (l)	538	530
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (h)	421	420
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21 (c) (h) (l)	388	413
Tenet Healthcare Corp.
5.00%, 03/01/19	300	293
8.00%, 08/01/20	213	210
7.50%, 01/01/22 (h)	350	365
8.13%, 04/01/22	160	151
Theravance Inc.
2.13%, 01/15/23 (c) (l)	1,267	1,074
Universal Hospital Services Inc.
7.63%, 08/15/20	90	89
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (h)	80	69
6.38%, 10/15/20 (h)	40	34
7.50%, 07/15/21 (h)	10	8
5.50%, 03/01/23 (h)	150	113
4.50%, 05/15/23, EUR	125	95
5.88%, 05/15/23 (h)	1,501	1,133
6.13%, 04/15/25 (h)	1,521	1,143
VRX Escrow Corp.
5.38%, 03/15/20 (h)	200	169
Wright Medical Group Inc.
2.00%, 02/15/20 (c) (l)	1,364	1,421
	Shares/Par†	Value
Wright Medical Group NV
2.25%, 11/15/21 (c) (h) (l)	1,206	1,504
		27,208
Industrials 2.0%
ADT Corp.
3.50%, 07/15/22	835	795
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23 (c) (h) (l)	796	775
Altra Industrial Motion Corp.
2.75%, 03/01/31 (l)	989	1,411
Bombardier Inc.
7.75%, 03/15/20 (h)	102	107
5.75%, 03/15/22 (h)	100	94
6.00%, 10/15/22 (h)	100	94
6.13%, 01/15/23 (h)	200	191
7.50%, 03/15/25 (h)	400	395
CBC Ammo LLC
7.25%, 11/15/21 (h)	20	20
Dycom Industries Inc.
0.75%, 09/15/21 (c) (l)	616	672
Eversholt Funding Plc
6.36%, 12/02/25, GBP	107	173
Greenbrier Cos. Inc.
3.50%, 04/01/18 (l)	1,643	2,057
Griffon Corp.
4.00%, 01/15/17 (l)	1,036	1,821
Huron Consulting Group Inc.
1.25%, 10/01/19 (c) (l)	1,084	1,059
International Lease Finance Corp.
6.25%, 05/15/19	80	86
Manchester Airport Group Funding Plc
4.13%, 04/02/24, GBP	100	141
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (l) (q)	45,000	400
Navistar International Corp.
4.50%, 10/15/18 (l)	74	73
4.75%, 04/15/19 (l)	2,066	2,041
8.25%, 11/01/21	800	808
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (h)	553	559
Ritchie Bros Auctioneers Inc.
5.38%, 01/15/25 (h)	180	184
Trinity Industries Inc.
3.88%, 06/01/36 (c) (l)	639	818
United Rentals North America Inc.
5.75%, 11/15/24	120	126
5.88%, 09/15/26	70	72
Wabash National Corp.
3.38%, 05/01/18 (l)	470	658
		15,630
Information Technology 2.9%
Advanced Micro Devices Inc.
2.13%, 09/01/26 (l)	2,126	3,352
Apple Inc.
3.85%, 08/04/46	220	210
Blackboard Inc.
9.75%, 10/15/21 (h)	1,021	1,047
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (l)	823	844
Blucora Inc.
4.25%, 04/01/19 (c) (l)	1,185	1,179
Bottomline Technologies Inc.
1.50%, 12/01/17 (c) (l)	1,006	1,034
BroadSoft Inc.
1.00%, 09/01/22 (l)	987	1,192
Compiler Finance Sub Inc.
7.00%, 05/01/21 (d) (j)	40	18
Cornerstone OnDemand Inc.
1.50%, 07/01/18 (c) (l)	1,015	1,056
CSG Systems International Inc.
4.25%, 03/15/36 (c) (h) (l)	1,566	1,747
Cypress Semiconductor Corp.
4.50%, 01/15/22 (c) (h) (l)	1,333	1,499

See accompanying Notes to Financial Statements.

112

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Inphi Corp.
0.75%, 09/01/21 (c) (h) (l)	705	751
InterDigital Inc.
1.50%, 03/01/20 (c) (l)	469	635
j2 Global Inc.
3.25%, 06/15/29 (c) (l)	383	506
JDS Uniphase Corp.
0.63%, 08/15/33 (c) (l)	426	440
Knowles Corp.
3.25%, 11/01/21 (c) (h) (l)	1,314	1,524
Micron Technology Inc.
5.25%, 08/01/23 (h)	425	427
Microsoft Corp.
3.70%, 08/08/46	210	197
Nuance Communications Inc.
2.75%, 11/01/31 (l)	988	995
Proofpoint Inc.
0.75%, 06/15/20 (c) (l)	511	577
Rovi Corp.
0.50%, 03/01/20 (c) (l)	785	800
WebMD Health Corp.
1.50%, 12/01/20 (c) (l)	595	671
Workday Inc.
1.50%, 07/15/20 (l)	638	703
Yahoo! Inc.
0.00%, 12/01/18 (c) (l) (q)	853	843
Zillow Group Inc.
2.00%, 12/01/21 (c) (h) (l)	689	708
		22,955
Materials 1.7%
AK Steel Corp.
5.00%, 11/15/19 (c) (l)	1,492	3,076
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (h) (m)	200	225
BMC East LLC
5.50%, 10/01/24 (h)	690	688
Cemex SAB de CV
3.75%, 03/15/18 (l)	2,146	2,408
3.72%, 03/15/20 (i) (l)	1,864	1,994
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (h)	50	58
Freeport-McMoRan Inc.
2.38%, 03/15/18	110	109
6.63%, 05/01/21 (h)	160	163
Glencore Funding LLC
2.88%, 04/16/20 (h)	100	99
Momentive Performance Materials Inc.
3.88%, 10/24/21	2,163	2,033
Norske Skogindustrier ASA
11.75%, 12/15/19, EUR	674	646
Novelis Corp.
6.25%, 08/15/24 (h)	110	117
5.88%, 09/30/26 (h)	500	505
RTI International Metals Inc.
1.63%, 10/15/19 (c) (l)	853	882
Solazyme Inc.
5.00%, 10/01/19 (l)	1,765	756
Urbi Desarrollos Urbanos SAB de CV
0.00%, 02/03/22 (b) (e) (o)	1,290	9
Westlake Chemical Corp.
4.63%, 02/15/21 (h)	50	52
		13,820
Real Estate 1.0%
American Residential Properties OP LP
3.25%, 11/15/18 (l)	1,266	1,568
ESH Hospitality Inc.
5.25%, 05/01/25 (h)	1,055	1,050
Iron Mountain Inc.
6.00%, 10/01/20 (h)	150	158
Starwood Waypoint Residential Trust
4.50%, 10/15/17 (c) (l)	1,826	1,946
3.00%, 07/01/19 (c) (l)	1,275	1,390
	Shares/Par†	Value
Vereit Inc.
3.00%, 08/01/18 (c) (l)	1,533	1,531
		7,643
Telecommunication Services 1.3%
Altice Finco SA
9.88%, 12/15/20 (h)	1,960	2,068
AT&T Inc.
4.50%, 05/15/35	250	241
CenturyLink Inc.
5.63%, 04/01/25	50	48
MetroPCS Wireless Inc.
6.25%, 04/01/21	100	104
SBA Communications Corp.
4.88%, 09/01/24 (h)	710	701
Sprint Capital Corp.
8.75%, 03/15/32	320	352
Sprint Corp.
7.88%, 09/15/23	600	640
7.63%, 02/15/25	170	179
Sprint Nextel Corp.
11.50%, 11/15/21	60	74
Sprint Spectrum Co LLC
3.36%, 09/20/21 (h)	315	316
Telefonica Emisiones SAU
7.05%, 06/20/36	110	128
T-Mobile USA Inc.
5.25%, 09/01/18	900	914
Verizon Communications Inc.
5.05%, 03/15/34	110	116
6.55%, 09/15/43	190	237
4.86%, 08/21/46	20	20
5.01%, 08/21/54	420	417
Virgin Media Finance Plc
6.00%, 10/15/24 (h)	200	206
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (h)	1,190	1,187
4.88%, 01/15/27, GBP	333	402
Wind Acquisition Finance SA
4.75%, 07/15/20 (h)	412	415
7.38%, 04/23/21 (h)	500	520
Zayo Group LLC
6.00%, 04/01/23	991	1,031
		10,316
Utilities 0.3%
Calpine Corp.
5.25%, 06/01/26 (h)	100	99
Enel Finance International SA
6.00%, 10/07/39 (h)	150	167
Energy Future Intermediate Holding Co. LLC
0.00%, 03/01/22 (b) (h) (o)	976	1,330
FirstEnergy Corp.
7.38%, 11/15/31	350	450
		2,046
Total Corporate Bonds And Notes (cost $198,075)		204,954
VARIABLE RATE SENIOR LOAN INTERESTS 7.3% (m)
Consumer Discretionary 2.6%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	2,014	2,031
AMC Entertainment Inc.
Term Loan B, 3.36%, 10/31/23	500	505
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	1,042	1,047
CSC Holdings LLC
Term Loan, 3.88%, 10/15/24	789	797
FCA US LLC
Term Loan B, 3.27%, 12/31/18	2,098	2,103
HD Supply Inc.
Incremental Term Loan B-1, 3.63%, 08/13/21	1,559	1,566
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 10/26/20	131	132
Term Loan B-2, 3.26%, 10/25/23	926	936
La Quinta Intermediate Holdings LLC
Term Loan B, 3.75%, 02/18/21	1,030	1,029

See accompanying Notes to Financial Statements.

113

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Landry's Inc.
Term Loan B, 4.00%, 09/30/23	460	464
LTF Merger Sub Inc.
Term Loan B, 4.25%, 06/03/22	1,664	1,673
Maxeda DIY BV
Term Loan E-1, 7.00%, 06/28/19, EUR	348	337
Term Loan E-2, 7.00%, 06/28/19, EUR	508	491
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	1,552	1,569
Mission Broadcasting Inc.
Term Loan B-2, 3.00%, 09/26/23	39	40
Nexstar Broadcasting Inc.
Term Loan B, 0.00%, 09/22/23 (r)	441	444
Promotora de Informaciones SA
Term Loan 2, 2.60%, 12/13/18, EUR	1,289	1,221
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.50%, 10/20/23	1,980	2,000
Univision Communications Inc.
Term Loan C-4, 4.00%, 03/01/20	2,124	2,135
Verso Paper Holdings LLC
Term Loan, 12.00%, 06/06/21	325	314
		20,834
Consumer Staples 0.1%
US Foods Inc.
Term Loan B, 4.00%, 06/07/23	726	734
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.50%, 08/25/21	301	327
EnQuest Plc
Term Loan, 0.00%, 10/29/21 (r)	983	879
EP Energy LLC
Term Loan, 9.75%, 06/30/21	1,000	1,044
Meg Energy Corp.
Term Loan, 3.75%, 03/31/20	1,298	1,259
		3,509
Financials 0.7%
Altice US Finance I Corp.
Term Loan B, 3.88%, 01/21/25	510	515
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	379	383
Eircom Finco SARL
Term Loan B-3, 4.00%, 05/06/22, EUR	1,100	1,166
Elsan SAS
Term Loan B-2, 0.00%, 10/31/22, EUR (r)	721	766
Lightstone Generation LLC
Term Loan B, 0.00%, 12/15/23 (r)	313	317
Term Loan C, 0.00%, 12/15/23 (r)	30	30
Nielsen Finance LLC
Term Loan B-3, 3.15%, 09/28/23	1,040	1,051
UPC Financing Partnership
Term Loan AO, 3.00%, 01/15/26, EUR	1,440	1,520
		5,748
Health Care 0.7%
Acadia HealthCare Co. Inc.
Term Loan B-2, 3.75%, 02/16/23	257	259
Envision Healthcare Corp.
Term Loan B, 3.75%, 11/15/23	1,810	1,827
InVentiv Health Inc.
Term Loan B, 5.25%, 09/29/23	1,550	1,563
Quintiles IMS Inc.
Term Loan B, 3.50%, 03/17/21	1,763	1,773
Unilabs Holding AB
Term Loan B, 4.25%, 09/27/21, EUR	510	543
		5,965
Industrials 0.4%
BakerCorp International Inc.
Term Loan, 4.25%, 02/07/20	580	550
Novelis Inc.
Term Loan B, 4.00%, 06/15/22	1,040	1,046
Prime Security Services Borrower LLC
Incremental Term Loan B-1, 4.75%, 04/21/22	409	414
	Shares/Par†	Value
TransDigm Inc.
Term Loan E, 3.75%, 05/13/22	1,045	1,053
		3,063
Information Technology 0.4%
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	1,430	1,450
Blackboard Inc.
Term Loan B-3, 6.00%, 10/04/18	609	614
First Data Corp.
Term Loan, 3.76%, 07/08/22	1,561	1,577
		3,641
Materials 0.6%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.25%, 11/22/23	260	262
Berry Plastics Holding Corp.
Term Loan D, 3.50%, 01/29/20	640	644
Term Loan H, 3.75%, 10/01/22	840	848
Headwaters Inc.
Term Loan B, 0.00%, 03/24/22 (r)	2,100	2,110
Vertellus Holdings LLC
1st Lien Term Loan, 10.00%, 04/30/18	393	383
2nd Lien Term Loan, 3.00%, 10/31/21	235	205
		4,452
Real Estate 0.1%
ESH Hospitality Inc.
Term Loan B, 3.77%, 08/15/23	489	494
Telecommunication Services 1.3%
Intelsat Jackson Holdings SA
Term Loan B-2, 3.75%, 06/30/19	900	869
Level 3 Financing Inc.
Term Loan B-2, 3.50%, 05/06/22	2,000	2,023
SBA Senior Finance II LLC
Term Loan B-1, 3.34%, 03/24/21	2,514	2,525
Telenet International Finance SARL
Term Loan AE, 3.25%, 01/03/25, EUR	1,450	1,530
Telesat Canada
Term Loan B-3, 4.50%, 11/08/23	771	781
Virgin Media Investment Holdings Ltd.
Term Loan E, 4.25%, 06/30/23, GBP	1,000	1,235
Zayo Group LLC
Term Loan B, 3.75%, 07/02/19	1,154	1,166
Term Loan B-2, 3.75%, 05/06/21	60	61
		10,190
Total Variable Rate Senior Loan Interests (cost $58,600)		58,630
GOVERNMENT AND AGENCY OBLIGATIONS 7.4%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2013-M2-DN2, 5.01%, 11/25/23 (m)	440	465
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 01/15/47 (s)	100	102
Sovereign 2.9%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,100	212
Argentina Republic Government International Bond
6.88%, 04/22/21 (h)	270	288
7.50%, 04/22/26 (h)	220	231
8.28%, 12/31/33	308	329
7.63%, 04/22/46 (h)	150	150
Brazil Government International Bond
4.25%, 01/07/25	210	196
5.00%, 01/27/45	1,850	1,501
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/23, BRL	4,229	1,239
China Government Bond
3.31%, 11/30/25, CNY	2,000	274
Colombia Government International Bond
5.63%, 02/26/44	820	845
Ecuador Government International Bond
10.75%, 03/28/22 (h)	200	217
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	13,049,000	974

See accompanying Notes to Financial Statements.

114

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,140	4,473
5.00%, 09/01/40, EUR	860	1,251
3.25%, 09/01/46, EUR (h)	980	1,104
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	112,650	5,354
People's Republic of China
3.38%, 11/21/24, CNH	500	69
3.48%, 06/29/27, CNH	4,000	548
4.29%, 05/22/29, CNH	1,000	146
Provincia de Buenos Aires
7.88%, 06/15/27 (h)	310	306
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	3,570
		23,277
Treasury Inflation Indexed Securities 0.4%
France Government Inflation Indexed Bond
1.80%, 07/25/40, EUR (t)	634	991
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (t)	80,540	729
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/21 (t)	1,652	1,662
		3,382
U.S. Treasury Securities 4.0%
U.S. Treasury Bond
3.00%, 05/15/45 - 11/15/45	24,900	24,506
U.S. Treasury Note
0.63%, 02/15/17 (c)	5,000	5,001
1.38%, 09/30/23	380	359
2.25%, 12/31/23	2,580	2,578
		32,444
Total Government And Agency Obligations (cost $62,624)		59,670
OTHER EQUITY INTERESTS 0.0%
MPM Escrow LLC (b) (e) (u)	1,624	—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 0.9%
Lyxor UCITS ETF STOXX Europe 600 Banks (b)	150	3,143
Lyxor UCITS ETF STOXX Europe 600 Food & Beverage (b)	28	2,010
Lyxor UCITS ETF STOXX Europe 600 Telecommunication (b)	52	2,025
Total Investment Companies (cost $7,130)		7,178
SHORT TERM INVESTMENTS 19.5%
Investment Companies 19.2%
JNL Money Market Fund, 0.34% (v) (w)	153,800	153,800
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (w)	2,418	2,418
Total Short Term Investments (cost $156,218)		156,218
Total Investments 105.9% (cost $827,136)		849,716
Total Securities Sold Short (15.2)% (proceeds $115,095)		(121,647)
Total Purchased Options 0.1% (cost $474)		440
Other Derivative Instruments 0.3%		2,224
Other Assets and Liabilities, Net 8.9%		71,801
Total Net Assets 100.0%		$802,534

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Shares subject to merger appraisal rights.

(g) All or a portion of the security is subject to a written call option.

Shares/Par†	Value

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $58,766 and 7.3%, respectively.

(i) All or portion of the security was on loan.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(k) Perpetual security.

(l) Convertible security.

(m) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(n) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(o) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(q) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(r) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(s) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $102.

(t) Treasury inflation indexed note, par amount is adjusted for inflation.

(u) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

SECURITIES SOLD SHORT (15.2%)
COMMON STOCKS (13.9%)
Consumer Discretionary (2.1%)
Adidas AG	(5)	$(716)
Ascent Capital Group Inc. - Class A	(4)	(60)
CalAtlantic Group Inc.	(26)	(894)
Carriage Services Inc.	(38)	(1,091)
Cie Financiere Richemont SA	(6)	(428)
Coach Inc.	(7)	(235)
Ctrip.com International Ltd. - ADR	(3)	(112)
DISH Network Corp. - Class A	(30)	(1,727)
Eldorado Resorts Inc.	(22)	(373)
Iconix Brand Group Inc.	(21)	(197)
LGI Homes Inc.	(32)	(912)
Liberty Braves Group - Class A	(1)	(22)
Liberty Media Group - Class A	(3)	(79)
Liberty SiriusXM Group - Class A	(10)	(349)
Live Nation Inc.	(11)	(292)
M/I Homes Inc.	(26)	(651)
Marriott International Inc. - Class A	(12)	(966)
Meritage Homes Corp.	(1)	(40)
Nexstar Broadcasting Group Inc. - Class A	(16)	(1,006)
Priceline Group Inc.	(1)	(1,425)
Publicis Groupe SA	(19)	(1,313)
Shutterfly Inc.	(11)	(549)
Sirius XM Holdings Inc.	(519)	(2,310)
Tesla Motors Inc.	—	(103)
Toll Brothers Inc.	(2)	(51)
Vitamin Shoppe Inc.	(9)	(210)
William Lyon Homes - Class A	(20)	(380)
		(16,491)
Consumer Staples (0.4%)
British American Tobacco Plc - ADR	(7)	(815)
Bunge Ltd.	(6)	(453)
L'Oreal SA	(5)	(892)
Svenska Cellulosa AB - Class B	(16)	(442)
Wal-Mart Stores Inc.	(12)	(795)
		(3,397)
Energy (1.4%)
Aegean Marine Petroleum Network Inc.	(78)	(791)
Chesapeake Energy Corp.	(223)	(1,566)

See accompanying Notes to Financial Statements.

115

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Ensco Plc - Class A	(60)	(582)
Green Plains Renewable Energy Inc.	(112)	(3,130)
Idemitsu Kosan Co. Ltd.	(29)	(771)
Koninklijke Vopak NV	(18)	(844)
Renewable Energy Group Inc.	(45)	(438)
SM Energy Co.	(21)	(713)
Sunoco Logistics Partners LP	(78)	(1,885)
Weatherford International Plc	(143)	(716)
		(11,436)
Financials (1.4%)
AmTrust Financial Services Inc.	(27)	(737)
Ares Capital Corp.	(141)	(2,321)
Ashmore Group Ltd.	(224)	(780)
Banc of California Inc.	(46)	(791)
Canadian Imperial Bank of Commerce	(6)	(461)
CBOE Holdings Inc.	(7)	(513)
Colony Capital Inc. - Class A	(141)	(2,863)
Cowen Group Inc. - Class A	(51)	(787)
Element Financial Corp.	(50)	(467)
Encore Capital Group Inc.	(16)	(450)
PRA Group Inc.	(9)	(335)
Redwood Trust Inc.	(12)	(180)
Starwood Property Trust Inc.	(25)	(545)
		(11,230)
Health Care (2.0%)
Abbott Laboratories	(76)	(2,900)
Aceto Corp.	(15)	(326)
Allscripts-Misys Healthcare Solutions Inc.	(7)	(74)
AMAG Pharmaceuticals Inc.	(20)	(710)
Amgen Inc.	(6)	(848)
Amicus Therapeutics Inc.	(55)	(275)
Baxter International Inc.	(19)	(847)
BioMarin Pharmaceutical Inc.	(9)	(733)
Brookdale Senior Living Inc.	(3)	(40)
Clovis Oncology Inc.	(10)	(439)
Emergent BioSolutions Inc.	(23)	(762)
HealthSouth Corp.	(10)	(429)
Hologic Inc.	(7)	(298)
Idexx Laboratories Inc.	(7)	(815)
Innoviva Inc.	(41)	(442)
Insulet Corp.	(10)	(384)
Intercept Pharmaceuticals Inc.	(3)	(349)
Medicines Co.	(13)	(446)
Merck & Co. Inc.	(14)	(818)
Nipro Corp.	(17)	(180)
NuVasive Inc.	(9)	(599)
PDL BioPharma Inc.	(160)	(339)
PTC Therapeutics Inc.	(13)	(140)
Quidel Corp.	(10)	(210)
Sanofi SA	(13)	(1,089)
Sucampo Pharmaceuticals Inc. - Class A	(12)	(166)
Wright Medical Group NV	(70)	(1,608)
		(16,266)
Industrials (1.6%)
Aerojet Rocketdyne Holdings Inc.	(8)	(140)
Altra Holdings Inc.	(40)	(1,461)
AO Smith Corp.	(11)	(540)
Arconic Inc.	(13)	(233)
BAE Systems Plc	(75)	(544)
Boeing Co.	(6)	(887)
C.H. Robinson Worldwide Inc.	(9)	(658)
Dycom Industries Inc.	(4)	(346)
Experian Plc	(26)	(512)
Fraport AG Frankfurt Airport Services Worldwide	(14)	(812)
Greenbrier Cos. Inc.	(34)	(1,401)
Griffon Corp.	(28)	(721)
Huron Consulting Group Inc.	(5)	(268)
JB Hunt Transport Services Inc.	(10)	(936)
Lockheed Martin Corp.	(2)	(600)
Mirait Holdings Corp.	(8)	(75)
Navistar International Corp.	(17)	(535)
Pitney Bowes Inc.	(3)	(44)
Rockwell Collins Inc.	(13)	(1,218)
Trinity Industries Inc.	(18)	(487)
	Shares/Par†	Value
Wabash National Corp.	(31)	(498)
WW Grainger Inc.	(1)	(161)
		(13,077)
Information Technology (3.2%)
Advanced Micro Devices Inc.	(238)	(2,696)
Alibaba Group Holding Ltd. - ADS	(76)	(6,721)
Analog Devices Inc.	(20)	(1,482)
Blackhawk Network Holdings Inc.	(9)	(355)
Blucora Inc.	(4)	(60)
Bottomline Technologies Inc.	(13)	(323)
BroadSoft Inc.	(20)	(825)
Cornerstone OnDemand Inc.	(4)	(158)
Corning Inc.	(19)	(454)
CSG Systems International Inc.	(15)	(728)
Cypress Semiconductor Corp.	(42)	(478)
Facebook Inc. - Class A	(5)	(564)
Ingenico	(6)	(510)
Inphi Corp.	(9)	(396)
InterDigital Inc.	(5)	(415)
International Business Machines Corp.	(4)	(643)
j2 Global Inc.	(4)	(305)
Knowles Corp.	(53)	(883)
Proofpoint Inc.	(4)	(284)
Tencent Holdings Ltd.	(173)	(4,190)
TiVo Corp.	(13)	(267)
Viavi Solutions Inc.	(10)	(79)
VMware Inc. - Class A	(16)	(1,268)
WebMD Health Corp.	(16)	(761)
Workday Inc. - Class A	(5)	(340)
Yahoo! Inc.	(5)	(195)
Yahoo! Japan Corp.	(75)	(286)
Zillow Group Inc. - Class C	(7)	(266)
		(25,932)
Materials (1.1%)
Air Products & Chemicals Inc.	(3)	(446)
AK Steel Holding Corp.	(245)	(2,504)
Anglo American Plc	(26)	(373)
Boliden AB	(39)	(1,021)
Cemex SAB de CV - ADR	(198)	(1,592)
EI du Pont de Nemours & Co.	(33)	(2,404)
Teck Resources Ltd. - Class B	(4)	(76)
TerraVia Holdings Inc.	(96)	(110)
		(8,526)
Real Estate (0.5%)
American Homes For Rent - Class A	(48)	(1,016)
Care Capital Properties Inc.	—	(3)
Colony Starwood Homes	(53)	(1,514)
Forest City Realty Trust Inc. - Class A	(51)	(1,072)
Pennsylvania REIT	(4)	(82)
Ventas Inc.	—	(28)
		(3,715)
Telecommunication Services (0.1%)
AT&T Inc.	(3)	(115)
KDDI Corp.	(23)	(571)
		(686)
Utilities (0.1%)
Great Plains Energy Inc.	(31)	(842)
Total Common Stocks (proceeds $105,486)		(111,598)
CORPORATE BONDS AND NOTES (0.1%)
Industrials (0.1%)
Air Lease Corp.
3.88%, 12/01/18 (a)	(238)	(322)
Total Corporate Bonds And Notes (proceeds $288)		(322)
INVESTMENT COMPANIES (1.2%)
iShares MSCI Emerging Markets ETF	(47)	(1,652)
iShares Nasdaq Biotechnology Index Fund	(5)	(1,221)
PowerShares QQQ Trust	(20)	(2,396)
SPDR S&P 500 ETF Trust	(19)	(4,180)
VanEck Vectors Gold Miners ETF	(13)	(278)
Total Investment Companies (proceeds $9,321)		(9,727)
Total Securities Sold Short (15.2%) (proceeds $115,095)		$(121,647)

See accompanying Notes to Financial Statements.

116

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(a) Convertible security.

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.9%
Consumer Discretionary 10.5%
Advance Auto Parts Inc.	39	$6,511
BorgWarner Inc.	106	4,173
Carmax Inc. (a)	68	4,379
CBS Corp. - Class B	64	4,043
Core-Mark Holding Co. Inc.	47	2,024
Delphi Automotive Plc	34	2,290
Foot Locker Inc.	61	4,324
Goodyear Tire & Rubber Co.	97	2,994
HanesBrands Inc.	181	3,904
Hasbro Inc.	31	2,412
Interpublic Group of Cos. Inc.	177	4,141
John Wiley & Sons Inc. - Class A	84	4,578
NVR Inc. (a)	3	4,583
Ralph Lauren Corp. - Class A	27	2,439
Ross Stores Inc.	52	3,411
Sally Beauty Holdings Inc. (a)	231	6,103
Service Corp. International	118	3,351
Signet Jewelers Ltd.	30	2,828
Sinclair Broadcast Group Inc. - Class A (b)	93	3,102
Tegna Inc.	211	4,504
Tiffany & Co.	66	5,137
Whirlpool Corp.	21	3,817
		85,048
Consumer Staples 7.7%
Archer-Daniels-Midland Co.	153	6,984
Blue Buffalo Pet Products Inc. (a)	136	3,269
Casey's General Stores Inc.	32	3,804
Flowers Foods Inc. (b)	409	8,168
Ingredion Inc.	3	369
JM Smucker Co.	46	5,827
Kellogg Co.	47	3,484
Mead Johnson Nutrition Co.	68	4,776
Molson Coors Brewing Co. - Class B	46	4,476
Snyders-Lance Inc.	131	5,023
Sysco Corp.	55	3,032
TreeHouse Foods Inc. (a) (b)	99	7,183
Whole Foods Market Inc.	194	5,968
		62,363
Energy 4.9%
Cimarex Energy Co.	27	3,696
Core Laboratories NV	71	8,462
Denbury Resources Inc. (a)	373	1,374
Devon Energy Corp.	78	3,580
Dril-Quip Inc. (a)	47	2,822
Energen Corp. (a)	66	3,810
Newfield Exploration Co. (a)	84	3,402
Parsley Energy Inc. - Class A (a)	124	4,370
PDC Energy Inc. (a)	50	3,594
Superior Energy Services Inc.	268	4,528
		39,638
Financials 17.5%
Affiliated Managers Group Inc. (a)	23	3,342
Aflac Inc.	70	4,841
Alleghany Corp. (a)	9	5,580
Allied World Assurance Co. Holdings Ltd.	188	10,124
Allstate Corp.	47	3,454
American Financial Group Inc.	47	4,181
Arch Capital Group Ltd. (a)	44	3,797
Arthur J Gallagher & Co.	173	8,973
Citizens Financial Group Inc.	181	6,453
Commerce Bancshares Inc.	77	4,480
Cullen/Frost Bankers Inc.	66	5,823
Endurance Specialty Holdings Ltd.	96	8,917
First Republic Bank	43	3,962
Hartford Financial Services Group Inc.	102	4,860
Invesco Ltd.	79	2,385
Lazard Ltd. - Class A	110	4,520
Markel Corp. (a)	4	3,435
	Shares/Par†	Value
Marsh & McLennan Cos. Inc.	55	3,741
Morningstar Inc.	8	603
Northern Trust Corp.	91	8,104
Prosperity Bancshares Inc.	65	4,630
Signature Bank (a)	32	4,806
Starwood Property Trust Inc.	213	4,675
SunTrust Banks Inc.	128	6,995
SVB Financial Group (a)	24	4,120
Synchrony Financial	134	4,860
Western Alliance Bancorp (a)	87	4,238
WR Berkley Corp.	75	5,002
		140,901
Health Care 12.9%
Abiomed Inc. (a)	8	901
Agilent Technologies Inc.	76	3,456
Alexion Pharmaceuticals Inc. (a)	22	2,692
Align Technology Inc. (a)	48	4,566
AmerisourceBergen Corp.	50	3,910
BioMarin Pharmaceutical Inc. (a)	43	3,562
Cooper Cos. Inc.	41	7,172
CR Bard Inc.	25	5,704
DENTSPLY SIRONA Inc.	174	10,074
HCA Holdings Inc. (a)	40	2,953
Henry Schein Inc. (a)	25	3,793
Hologic Inc. (a)	70	2,792
Integra LifeSciences Holdings Corp. (a)	60	5,105
Laboratory Corp. of America Holdings (a)	52	6,676
Medidata Solutions Inc. (a)	45	2,210
MEDNAX Inc. (a)	94	6,299
NuVasive Inc. (a)	57	3,806
PAREXEL International Corp. (a)	58	3,812
PerkinElmer Inc.	72	3,743
Quest Diagnostics Inc.	64	5,861
Steris Plc	88	5,930
Universal Health Services Inc. - Class B	17	1,840
Vertex Pharmaceuticals Inc. (a)	40	2,947
Waters Corp. (a)	32	4,233
		104,037
Industrials 15.6%
Air Lease Corp. - Class A	94	3,227
Alaska Air Group Inc.	52	4,614
Allison Transmission Holdings Inc.	124	4,178
AMETEK Inc.	172	8,384
CLARCOR Inc.	64	5,237
Donaldson Co. Inc.	72	3,030
Dover Corp.	110	8,280
Fastenal Co.	68	3,171
Hubbell Inc.	35	4,142
IDEX Corp.	52	4,683
Ingersoll-Rand Plc	56	4,205
Jacobs Engineering Group Inc. (a)	65	3,713
Old Dominion Freight Line Inc. (a)	57	4,860
Owens Corning Inc.	77	3,974
Parker Hannifin Corp.	32	4,458
Quanta Services Inc. (a)	141	4,918
Republic Services Inc.	61	3,452
Rockwell Automation Inc.	117	15,706
Rockwell Collins Inc.	36	3,339
Snap-On Inc.	21	3,597
Stericycle Inc. (a)	62	4,777
Teledyne Technologies Inc. (a)	26	3,198
Textron Inc.	77	3,749
Wabtec Corp.	47	3,860
WW Grainger Inc.	31	7,084
Xylem Inc.	47	2,341
		126,177
Information Technology 18.3%
Akamai Technologies Inc. (a)	52	3,467
Alliance Data Systems Corp.	14	3,199
Amdocs Ltd.	70	4,078
Ansys Inc. (a)	45	4,162
ARRIS International Plc (a)	102	3,073
Aspen Technology Inc. (a)	66	3,609
Autodesk Inc. (a)	44	3,256

See accompanying Notes to Financial Statements.

117

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Avnet Inc.	71	3,373
Blackbaud Inc.	58	3,680
Booz Allen Hamilton Holding Corp. - Class A	67	2,427
CDW Corp.	90	4,688
Check Point Software Technologies Ltd. (a)	45	3,801
Computer Sciences Corp.	46	2,747
Fidelity National Information Services Inc.	54	4,111
Flextronics International Ltd. (a)	290	4,168
FLIR Systems Inc.	109	3,957
Fortinet Inc. (a)	82	2,485
Guidewire Software Inc. (a)	63	3,108
Harris Corp.	28	2,869
Hewlett Packard Enterprise Co.	130	3,000
IPG Photonics Corp. (a)	43	4,245
Keysight Technologies Inc. (a)	101	3,697
KLA-Tencor Corp.	33	2,562
MAXIMUS Inc.	63	3,500
Mentor Graphics Corp.	114	4,206
Motorola Solutions Inc.	62	5,134
ON Semiconductor Corp. (a)	179	2,284
Palo Alto Networks Inc. (a)	63	7,878
PTC Inc. (a)	71	3,308
Red Hat Inc. (a)	99	6,935
Seagate Technology	61	2,328
Skyworks Solutions Inc.	45	3,360
Splunk Inc. (a)	88	4,527
Synopsys Inc. (a)	93	5,439
Tableau Software Inc. - Class A (a)	94	3,983
WEX Inc. (a)	65	7,254
Workday Inc. - Class A (a)	57	3,767
Xilinx Inc.	68	4,105
		147,770
Materials 4.4%
Agrium Inc.	32	3,170
AptarGroup Inc.	128	9,451
Avery Dennison Corp.	39	2,751
Berry Plastics Group Inc. (a)	81	3,947
Crown Holdings Inc. (a)	181	9,496
International Flavors & Fragrances Inc.	15	1,788
Reliance Steel & Aluminum Co.	63	5,040
		35,643
Real Estate 2.2%
Alexandria Real Estate Equities Inc.	41	4,556
DDR Corp.	253	3,862
Liberty Property Trust	68	2,686
National Retail Properties Inc.	71	3,158
Vornado Realty Trust	35	3,653
		17,915
Utilities 2.9%
Alliant Energy Corp.	100	3,781
Atmos Energy Corp.	43	3,209
DTE Energy Co.	45	4,466
Eversource Energy	71	3,921
Portland General Electric Co.	97	4,203
Xcel Energy Inc.	96	3,926
		23,506
Total Common Stocks (cost $740,943)		782,998
SHORT TERM INVESTMENTS 14.8%
Investment Companies 14.5%
JNL Money Market Fund, 0.34% (c) (d)	117,358	117,358
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	1,957	1,957
Total Short Term Investments (cost $119,315)		119,315
Total Investments 111.7% (cost $860,258)		902,313
Other Assets and Liabilities, Net (11.7)%		(94,840)
Total Net Assets 100.0%		$807,473

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 98.5%
Consumer Discretionary 15.0%
American Axle & Manufacturing Holdings Inc. (a)	38	$739
Asbury Automotive Group Inc. (a)	16	1,006
Big Lots Inc. (b)	38	1,919
Bloomin' Brands Inc.	28	497
Boyd Gaming Corp. (a)	80	1,620
Bright Horizons Family Solutions Inc. (a)	47	3,292
Brunswick Corp.	74	4,032
Buffalo Wild Wings Inc. (a)	14	2,203
Burlington Stores Inc. (a)	55	4,627
Camping World Holdings Inc. - Class A	33	1,072
Cheesecake Factory Inc.	15	921
Chico's FAS Inc.	44	639
Childrens Place Retail Stores Inc.	11	1,143
Cooper-Standard Holding Inc. (a)	5	483
Dave & Buster's Entertainment Inc. (a)	190	10,662
Drew Industries Inc.	32	3,451
Dunkin' Brands Group Inc.	32	1,660
Five Below Inc. (a)	193	7,723
Francesca's Holdings Corp. (a)	24	426
Grand Canyon Education Inc. (a)	157	9,214
Hasbro Inc.	60	4,666
ILG Inc.	231	4,188
IMAX Corp. (a)	587	18,430
iRobot Corp. (a)	6	368
Jack in the Box Inc.	102	11,375
Kona Grill Inc. (a) (b)	203	2,545
LifeLock Inc. (a)	7	175
Lithia Motors Inc. - Class A	42	4,050
Lululemon Athletica Inc. (a)	94	6,106
Malibu Boats Inc. - Class A (a)	21	399
MCBC Holdings Inc. (a)	36	520
Modine Manufacturing Co. (a)	348	5,192
Monro Muffler Brake Inc.	100	5,745
Murphy USA Inc. (a)	54	3,307
Nexstar Broadcasting Group Inc. - Class A (b)	144	9,106
Ollie's Bargain Outlet Holdings Inc. (a) (b)	142	4,049
Papa John's International Inc.	10	852
Penn National Gaming Inc. (a)	129	1,781
Planet Fitness Inc. - Class A (b)	157	3,165
Pool Corp.	22	2,317
Popeyes Louisiana Kitchen Inc. (a)	109	6,568
Red Rock Resorts Inc. - Class A	142	3,294
Six Flags Entertainment Corp.	97	5,832
Smith & Wesson Holding Corp. (a) (b)	52	1,101
SodaStream International Ltd. (a) (b)	117	4,616
Steven Madden Ltd. (a)	128	4,589
Tenneco Inc. (a)	33	2,055
Texas Roadhouse Inc.	32	1,553
Tile Shop Holdings Inc. (a)	33	646
Ulta Salon Cosmetics & Fragrance Inc. (a)	13	3,207
Vail Resorts Inc.	65	10,403
Visteon Corp.	50	4,055
Wolverine World Wide Inc.	8	184
World Wrestling Entertainment Inc. - Class A (b)	45	823
		194,591
Consumer Staples 3.5%
Calavo Growers Inc.	58	3,583
Darling Ingredients Inc. (a)	56	728
Fresh Del Monte Produce Inc.	16	961
Freshpet Inc. (a) (b)	160	1,623
Lancaster Colony Corp.	7	928
Limoneira Co. (b)	9	197
Medifast Inc.	16	683
MGP Ingredients Inc. (b)	31	1,571
National Beverage Corp. (b)	124	6,342
Natural Health Trends Corp. (b)	30	735
Pinnacle Foods Inc.	340	18,173
Snyders-Lance Inc.	253	9,688
		45,212

See accompanying Notes to Financial Statements.

118

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Energy 1.3%
Carrizo Oil & Gas Inc. (a)	125	4,674
Diamondback Energy Inc. (a)	76	7,655
Evolution Petroleum Corp.	25	255
Fairmount Santrol Holdings Inc. (a) (b)	32	374
Green Plains Renewable Energy Inc.	10	281
Matrix Service Co. (a)	4	84
McDermott International Inc. (a)	41	306
Superior Energy Services Inc.	39	660
US Silica Holdings Inc.	42	2,381
		16,670
Financials 6.1%
Affiliated Managers Group Inc. (a)	60	8,718
AmTrust Financial Services Inc.	97	2,656
ARMOUR Residential REIT Inc.	34	730
Chemical Financial Corp.	2	107
Customers Bancorp Inc. (a)	86	3,072
Enova International Inc. (a)	23	288
Essent Group Ltd. (a)	64	2,068
Evercore Partners Inc. - Class A	55	3,801
First Financial Corp.	17	875
Home Bancshares Inc.	115	3,182
Impac Mortgage Holdings Inc. (a) (b)	14	193
Independent Bank Corp.	3	61
INTL FCStone Inc. (a)	11	445
Kinsale Capital Group Inc.	3	96
LendingTree Inc. (a) (b)	122	12,419
MarketAxess Holdings Inc.	27	4,012
Meta Financial Group Inc.	32	3,246
Owens Realty Mortgage Inc.	3	61
PennyMac Financial Services Inc. - Class A (a)	42	706
Pinnacle Financial Partners Inc.	47	3,239
Primerica Inc.	91	6,279
Safeguard Scientifics Inc. (a)	229	3,081
ServisFirst Bancshares Inc.	15	579
Texas Capital Bancshares Inc. (a)	21	1,668
Universal Insurance Holdings Inc. (b)	60	1,706
Walker & Dunlop Inc. (a)	74	2,299
Western Alliance Bancorp (a)	267	12,977
		78,564
Health Care 18.4%
Abiomed Inc. (a)	25	2,817
Acceleron Pharma Inc. (a)	49	1,249
AcelRx Pharmaceuticals Inc. (a) (b)	189	492
Aerie Pharmaceuticals Inc. (a)	6	218
Agenus Inc. (a)	58	240
Agile Therapeutics Inc. (a)	49	278
Alder Biopharmaceuticals Inc. (a) (b)	46	949
Align Technology Inc. (a)	52	5,008
Alkermes Plc (a)	223	12,413
Amedisys Inc. (a)	62	2,630
Amicus Therapeutics Inc. (a) (b)	420	2,089
AMN Healthcare Services Inc. (a)	68	2,604
Amphastar Pharmaceuticals Inc. (a)	97	1,790
ANI Pharmaceuticals Inc. (a)	16	969
Ariad Pharmaceuticals Inc. (a)	125	1,550
Array BioPharma Inc. (a)	88	777
AtriCure Inc. (a)	133	2,610
Biospecifics Technologies Corp. (a)	9	529
Bluebird Bio Inc. (a) (b)	59	3,620
Blueprint Medicines Corp. (a)	71	2,001
Cardiovascular Systems Inc. (a)	165	3,994
Catalent Inc. (a)	72	1,949
Celyad SA - ADR (a)	36	650
Clovis Oncology Inc. (a) (b)	18	811
Coherus Biosciences Inc. (a)	54	1,524
Conmed Corp.	66	2,928
Corcept Therapeutics Inc. (a)	49	357
Cross Country Healthcare Inc. (a)	176	2,736
Cynosure Inc. - Class A (a)	83	3,764
DepoMed Inc. (a)	81	1,457
Derma Sciences Inc. (a)	497	2,584
Eagle Pharmaceuticals Inc. (a) (b)	145	11,508
Enanta Pharmaceuticals Inc. (a)	78	2,628
	Shares/Par†	Value
Ensign Group Inc.	39	857
Envision Healthcare Corp. (a)	77	4,858
Evolent Health Inc. - Class A (a) (b)	29	423
Exact Sciences Corp. (a) (b)	227	3,029
Exelixis Inc. (a)	48	711
Five Prime Therapeutics Inc. (a)	52	2,598
GW Pharmaceuticals Plc - ADS (a) (b)	28	3,117
Halozyme Therapeutics Inc. (a) (b)	155	1,536
HealthEquity Inc. (a)	169	6,857
HealthSouth Corp.	41	1,672
Heron Therapeutics Inc. (a) (b)	94	1,226
HMS Holdings Corp. (a)	21	374
Horizon Pharma Plc (a)	125	2,025
ICU Medical Inc. (a)	15	2,249
Ignyta Inc. (a)	256	1,358
Immune Design Corp. (a) (b)	182	999
Immunomedics Inc. (a) (b)	129	475
INC Research Holdings Inc. - Class A (a)	139	7,335
Innoviva Inc. (a) (b)	135	1,440
Inogen Inc. (a)	51	3,426
Integra LifeSciences Holdings Corp. (a)	121	10,422
Ironwood Pharmaceuticals Inc. - Class A (a)	342	5,230
Kite Pharma Inc. (a) (b)	47	2,117
Ligand Pharmaceuticals Inc. (a) (b)	139	14,131
Lion Biotechnologies Inc. (a) (b)	242	1,681
Loxo Oncology Inc. (a) (b)	157	5,042
Magellan Health Services Inc. (a)	32	2,424
Masimo Corp. (a)	28	1,917
Nektar Therapeutics (a)	183	2,240
NeoGenomics Inc. (a)	547	4,687
Nevro Corp. (a)	69	4,989
NuVasive Inc. (a)	56	3,804
NxStage Medical Inc. (a)	226	5,940
OraSure Technologies Inc. (a)	52	453
Pacira Pharmaceuticals Inc. (a)	101	3,282
Paratek Pharmaceuticals Inc. (a)	106	1,633
PRA Health Sciences Inc. (a)	28	1,535
Radius Health Inc. (a) (b)	67	2,540
Sage Therapeutics Inc. (a) (b)	51	2,626
Spark Therapeutics Inc. (a) (b)	40	1,995
Spectranetics Corp. (a)	99	2,414
Supernus Pharmaceuticals Inc. (a)	83	2,093
TESARO Inc. (a)	3	337
Ultragenyx Pharmaceutical Inc. (a) (b)	30	2,113
Vascular Solutions Inc. (a)	16	870
Veeva Systems Inc. - Class A (a)	74	3,004
Vital Therapies Inc. (a) (b)	237	1,030
WellCare Health Plans Inc. (a)	29	3,963
West Pharmaceutical Services Inc.	77	6,552
Wright Medical Group NV (a)	84	1,931
Zeltiq Aesthetics Inc. (a) (b)	153	6,689
		237,972
Industrials 17.1%
Actuant Corp. - Class A	44	1,144
Advisory Board Co. (a)	51	1,710
Albany International Corp. - Class A	80	3,692
Apogee Enterprises Inc.	188	10,055
Argan Inc.	14	967
Barrett Business Services Inc.	3	193
Beacon Roofing Supply Inc. (a)	199	9,173
Blue Bird Corp. (a)	35	546
Brady Corp. - Class A	17	649
Brink's Co.	16	664
BWX Technologies Inc.	65	2,584
Costamare Inc.	52	293
Deluxe Corp.	7	480
DigitalGlobe Inc. (a)	20	565
Douglas Dynamics Inc.	109	3,667
Dycom Industries Inc. (a) (b)	21	1,673
Echo Global Logistics Inc. (a)	99	2,479
Energy Recovery Inc. (a) (b)	57	585
GATX Corp. (b)	10	602
Generac Holdings Inc. (a)	65	2,656
Genesee & Wyoming Inc. - Class A (a)	114	7,941

See accompanying Notes to Financial Statements.

119

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Gibraltar Industries Inc. (a)	33	1,364
Global Brass & Copper Holdings Inc.	13	446
H&E Equipment Services Inc.	75	1,739
Hawaiian Holdings Inc. (a)	35	1,968
Healthcare Services Group Inc.	74	2,902
HEICO Corp. - Class A	177	12,013
Hexcel Corp.	359	18,482
HNI Corp.	29	1,623
HUB Group Inc. - Class A (a)	7	298
Hudson Technologies Inc. (a)	321	2,574
InnerWorkings Inc. (a)	144	1,415
Insperity Inc.	31	2,230
JetBlue Airways Corp. (a)	151	3,393
John Bean Technologies Corp.	55	4,782
Kaman Corp.	69	3,377
Knoll Inc.	162	4,520
Lawson Products Inc. (a)	129	3,081
Lydall Inc. (a)	8	469
Manitowoc Foodservice Inc. (a)	304	5,866
Masonite International Corp. (a)	63	4,135
MasTec Inc. (a)	41	1,572
Middleby Corp. (a)	32	4,066
MRC Global Inc. (a)	4	89
MSC Industrial Direct Co. - Class A	97	8,919
Mueller Water Products Inc. - Class A	556	7,409
Quad/Graphics Inc. - Class A	35	944
RBC Bearings Inc. (a)	57	5,356
Rexnord Corp. (a)	146	2,863
Ritchie Bros. Auctioneers Inc.	532	18,104
Rush Enterprises Inc. - Class A (a)	107	3,414
SiteOne Landscape Supply Inc. (a)	143	4,967
Spirit Airlines Inc. (a)	71	4,136
Supreme Industries Inc. - Class A	25	388
Swift Transporation Co. - Class A (a) (b)	39	945
Taser International Inc. (a) (b)	160	3,889
Tennant Co.	45	3,178
Titan Machinery Inc. (a) (b)	274	3,995
TransUnion LLC (a)	99	3,055
Trex Co. Inc. (a)	28	1,827
TriNet Group Inc. (a)	75	1,914
Tutor Perini Corp. (a)	39	1,099
Universal Forest Products Inc.	5	553
Vectrus Inc. (a)	18	439
Wabash National Corp. (a)	87	1,378
Wabtec Corp.	67	5,577
WageWorks Inc. (a)	37	2,673
		221,744
Information Technology 31.7%
2U Inc. (a)	176	5,320
3D Systems Corp. (a) (b)	131	1,735
Advanced Energy Industries Inc. (a)	32	1,743
Advanced Micro Devices Inc. (a)	386	4,373
Aerohive Networks Inc. (a) (b)	262	1,492
Alarm.com Holdings Inc. (a) (b)	64	1,781
Alpha & Omega Semiconductor Ltd. (a)	4	93
Amber Road Inc. (a)	310	2,819
Applied Micro Circuits Corp. (a)	84	692
Barracuda Networks Inc. (a)	37	798
Bel Fuse Inc. - Class B	7	214
Black Knight Financial Services Inc. - Class A (a)	358	13,531
Brooks Automation Inc.	356	6,084
Cardtronics Plc - Class A (a)	16	863
Care.com Inc. (a)	181	1,544
Cavium Inc. (a)	203	12,719
CEVA Inc. (a)	55	1,832
ChannelAdvisor Corp. (a)	30	432
Cirrus Logic Inc. (a)	15	842
Cognex Corp.	33	2,080
Coherent Inc. (a)	11	1,465
CommVault Systems Inc. (a)	21	1,092
Cornerstone OnDemand Inc. (a)	64	2,708
CoStar Group Inc. (a)	39	7,343
CSG Systems International Inc.	20	982
Ebix Inc. (b)	41	2,356
	Shares/Par†	Value
Ellie Mae Inc. (a)	20	1,748
ePlus Inc. (a)	17	1,996
Euronet Worldwide Inc. (a)	320	23,157
Fabrinet (a)	101	4,041
Fair Isaac Corp.	31	3,659
Finisar Corp. (a)	15	446
Gigamon Inc. (a)	73	3,302
GoDaddy Inc. - Class A (a) (b)	172	5,998
GrubHub Inc. (a)	54	2,023
GTT Communications Inc. (a)	183	5,265
Hackett Group Inc.	36	630
HubSpot Inc. (a)	76	3,573
Imperva Inc. (a)	53	2,018
Impinj Inc. (a) (b)	269	9,513
Inphi Corp. (a)	113	5,043
Instructure Inc. (a)	83	1,613
InterDigital Inc.	23	2,117
InterXion Holding NV (a)	270	9,460
Itron Inc. (a)	33	2,063
j2 Global Inc.	49	4,038
Liquidity Services Inc. (a)	137	1,337
Littelfuse Inc.	58	8,802
LivePerson Inc. (a)	668	5,042
LogMeIn Inc.	236	22,829
Lumentum Holdings Inc. (a)	147	5,678
M/A-COM Technology Solutions Holdings Inc. (a) (b)	88	4,078
Manhattan Associates Inc. (a)	29	1,538
MAXIMUS Inc.	56	3,125
Microsemi Corp. (a)	45	2,441
MINDBODY Inc. - Class A (a) (b)	367	7,816
Monolithic Power Systems Inc.	134	11,017
Monotype Imaging Holdings Inc.	90	1,795
NetGear Inc. (a)	14	779
NIC Inc.	20	480
OSI Systems Inc. (a)	79	5,988
Paycom Software Inc. (a) (b)	229	10,405
Paylocity Holding Corp. (a) (b)	74	2,211
PDF Solutions Inc. (a)	117	2,634
Perficient Inc. (a)	83	1,445
Power Integrations Inc.	28	1,868
Proofpoint Inc. (a) (b)	149	10,568
PROS Holdings Inc. (a)	90	1,931
Pure Storage Inc. - Class A (a)	20	225
Qualys Inc. (a)	38	1,200
RingCentral Inc. - Class A (a)	364	7,494
Rudolph Technologies Inc. (a)	137	3,200
Science Applications International Corp.	13	1,124
Semtech Corp. (a)	26	830
Shopify Inc. - Class A (a)	87	3,737
Shutterstock Inc. (a)	2	79
SPS Commerce Inc. (a)	108	7,543
Square Inc. - Class A (a)	170	2,319
Stamps.com Inc. (a) (b)	7	850
Super Micro Computer Inc. (a)	49	1,362
Synchronoss Technologies Inc. (a)	143	5,461
Take-Two Interactive Software Inc. (a)	274	13,456
Tower Semiconductor Ltd. (a) (b)	476	9,055
TrueCar Inc. (a) (b)	54	681
TTM Technologies Inc. (a)	90	1,227
Tyler Technologies Inc. (a)	11	1,617
Ubiquiti Networks Inc. (a)	2	139
Ultimate Software Group Inc. (a)	104	18,930
Vantiv Inc. - Class A (a)	88	5,219
Varonis Systems Inc. (a)	43	1,149
Virtusa Corp. (a)	185	4,642
WebMD Health Corp. (a)	151	7,490
WEX Inc. (a)	85	9,444
Wix.com Ltd. (a)	202	9,003
WNS Holdings Ltd. - ADR (a)	116	3,186
Xactly Corp. (a)	72	796
Yelp Inc. - Class A (a)	132	5,019
Zendesk Inc. (a)	71	1,501
		410,421

See accompanying Notes to Financial Statements.

120

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Materials 3.3%
Berry Plastics Group Inc. (a)	65	3,167
Chemours Co.	78	1,723
Coeur d'Alene Mines Corp. (a)	17	156
Eagle Materials Inc.	132	12,990
Forterra Inc. (a)	149	3,227
GCP Applied Technologies Inc. (a)	187	5,002
Graphic Packaging Holding Co.	340	4,244
Ingevity Corp. (a)	35	1,910
Koppers Holdings Inc. (a)	1	56
Louisiana-Pacific Corp. (a)	69	1,311
Quaker Chemical Corp.	15	1,867
Rayonier Advanced Materials Inc.	45	701
Ryerson Holding Corp. (a)	3	38
Summit Materials Inc. - Class A (a)	132	3,137
SunCoke Energy Inc. (a)	7	74
Trinseo SA	42	2,507
Worthington Industries Inc.	14	677
		42,787
Real Estate 1.6%
American Campus Communities Inc.	59	2,939
Ashford Hospitality Prime Inc.	1	8
Ashford Hospitality Trust Inc.	48	372
CBL & Associates Properties Inc.	31	360
DuPont Fabros Technology Inc. (b)	71	3,136
EastGroup Properties Inc.	20	1,485
Four Corners Property Trust Inc.	56	1,141
Hudson Pacific Properties Inc.	13	468
National Storage Affiliates Trust	123	2,717
PS Business Parks Inc.	10	1,155
QTS Realty Trust Inc. - Class A	48	2,396
Ryman Hospitality Properties	23	1,419
STAG Industrial Inc.	112	2,683
Washington REIT	14	468
		20,747
Telecommunication Services 0.4%
IDT Corp. - Class B	66	1,228
Vonage Holdings Corp. (a)	473	3,239
		4,467
Utilities 0.1%
Ormat Technologies Inc.	8	420
SJW Corp.	5	293
		713
Total Common Stocks (cost $1,140,951)		1,273,888
RIGHTS 0.0%
Dyax Corp. (a) (c)	143	159
Total Rights (cost $159)		159
SHORT TERM INVESTMENTS 12.9%
Investment Companies 1.6%
JNL Money Market Fund, 0.34% (d) (e)	20,822	20,822
Securities Lending Collateral 11.3%
Securities Lending Cash Collateral Fund LLC, 0.50% (d) (e)	146,050	146,050
Total Short Term Investments (cost $166,872)		166,872
Total Investments 111.4% (cost $1,307,982)		1,440,919
Other Assets and Liabilities, Net (11.4)%		(147,002)
Total Net Assets 100.0%		$1,293,917

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

	Shares/Par†	Value
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.9%
Consumer Discretionary 11.4%
AMC Entertainment Holdings Inc. - Class A (a)	23	$767
American Eagle Outfitters Inc. (a)	163	2,473
America's Car-Mart Inc. (b)	23	1,021
Big 5 Sporting Goods Corp.	162	2,813
Big Lots Inc.	71	3,561
Brinker International Inc. (a)	111	5,518
Brunswick Corp.	55	3,014
Buckle Inc. (a)	44	1,001
Caleres Inc.	113	3,724
Capella Education Co.	9	762
Chico's FAS Inc.	140	2,020
Childrens Place Retail Stores Inc.	11	1,110
ClubCorp Holdings Inc.	144	2,071
Cooper-Standard Holding Inc. (b)	35	3,573
Cracker Barrel Old Country Store Inc. (a)	8	1,383
Dana Holding Corp.	67	1,269
Drew Industries Inc.	12	1,260
Eldorado Resorts Inc. (a) (b)	232	3,924
Finish Line Inc. - Class A	49	922
Fox Factory Holding Corp. (b)	517	14,347
Gildan Activewear Inc.	546	13,844
Helen of Troy Ltd. (b)	117	9,864
ILG Inc.	29	527
Intrawest Resorts Holdings Inc. (b)	52	928
Johnson Outdoors Inc. - Class A	20	790
Lumber Liquidators Holdings Inc. (a) (b)	309	4,862
Malibu Boats Inc. - Class A (b)	131	2,506
Marriott Vacations Worldwide Corp.	17	1,479
NACCO Industries Inc. - Class A	13	1,161
Office Depot Inc.	339	1,531
Penske Auto Group Inc. (a)	68	3,530
Perry Ellis International Inc. (b)	78	1,936
Popeyes Louisiana Kitchen Inc. (b)	55	3,322
Sally Beauty Holdings Inc. (b)	465	12,291
Sonic Automotive Inc. - Class A	113	2,594
Tenneco Inc. (b)	61	3,809
Tower International Inc.	27	770
TRI Pointe Homes Inc. (b)	258	2,958
Weyco Group Inc.	8	236
Winnebago Industries Inc.	431	13,654
Wolverine World Wide Inc.	71	1,567
		140,692
Consumer Staples 2.7%
Andersons Inc.	42	1,880
Avon Products Inc. (b)	102	516
Central Garden & Pet Co. - Class A (b)	45	1,391
Darling Ingredients Inc. (b)	394	5,091
Dean Foods Co.	45	979
Fresh Del Monte Produce Inc.	28	1,684
Nature's Sunshine Products Inc.	10	143
Sanderson Farms Inc. (a)	16	1,538
SpartanNash Co.	79	3,135
Supervalu Inc. (b)	823	3,843
United Natural Foods Inc. (b)	204	9,725
Universal Corp.	20	1,307
WD-40 Co.	14	1,581
		32,813
Energy 4.9%
Denbury Resources Inc. (b)	220	810
Fairmount Santrol Holdings Inc. (a) (b)	167	1,965
Forum Energy Technologies Inc. (b)	167	3,678
Green Plains Renewable Energy Inc.	14	393
Jones Energy Inc. - Class A (a) (b)	162	810
Matador Resources Co. (a) (b)	236	6,101
Matrix Service Co. (b)	34	775
McDermott International Inc. (b)	669	4,946
Navios Maritime Acq Corp.	484	822
Oasis Petroleum Inc. (b)	226	3,420
Oil States International Inc. (b)	97	3,771
Pacific Ethanol Inc. (b)	216	2,047

See accompanying Notes to Financial Statements.

121

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
PDC Energy Inc. (b)	14	984
Rice Energy Inc. (b)	52	1,118
RSP Permian Inc. (b)	77	3,434
Sanchez Energy Corp. (a) (b)	380	3,429
Seventy Seven Energy Inc. (a) (b)	72	3,233
Superior Energy Services Inc.	329	5,565
Unit Corp. (b)	26	698
Western Refining Inc.	78	2,934
World Fuel Services Corp.	199	9,141
		60,074
Financials 29.8%
Access National Corp. (a)	19	522
AG Mortgage Investment Trust Inc.	126	2,149
Allied World Assurance Co. Holdings Ltd.	50	2,688
Ambac Financial Group Inc. (b)	19	422
American Equity Investment Life Holding Co.	158	3,562
Anworth Mortgage Asset Corp.	255	1,318
Apollo Commercial Real Estate Finance Inc.	-	1
Argo Group International Holdings Ltd.	11	753
ARMOUR Residential REIT Inc. (a)	149	3,222
Arrow Financial Corp.	13	537
BancFirst Corp.	5	497
BancorpSouth Inc.	256	7,928
BNC Bancorp	128	4,069
BofI Holding Inc. (a) (b)	207	5,924
Camden National Corp.	30	1,341
Capital Bank Financial Corp. - Class A	6	245
Capitol Federal Financial Inc.	175	2,873
Carolina Financial Corp.	22	685
Centerstate Banks of Florida Inc.	184	4,628
Central Valley Community Bancorp (a)	30	601
CNO Financial Group Inc.	254	4,871
Columbia Banking System Inc.	89	3,958
Commerce Bancshares Inc.	64	3,706
Community Bank System Inc.	46	2,847
ConnectOne Bancorp Inc.	128	3,332
CYS Investments Inc.	80	619
East West Bancorp Inc.	151	7,700
Endurance Specialty Holdings Ltd.	102	9,416
Enova International Inc. (b)	157	1,976
Enterprise Financial Services Corp.	123	5,276
Farmers Capital Bank Corp.	12	494
Farmers National Banc Corp.	44	631
Federal Agricultural Mortgage Corp. - Class C	37	2,136
Fifth Street Asset Management Inc. - Class A (a)	38	254
First American Financial Corp.	168	6,155
First Community Bancshares Inc.	18	555
First Financial Bancorp	54	1,539
First Financial Corp.	24	1,264
First Interstate BancSystem Inc. - Class A	49	2,075
FirstCash Inc.	268	12,587
Fulton Financial Corp.	151	2,830
Genworth Financial Inc. - Class A (b)	477	1,818
Great Western Bancorp Inc.	118	5,140
Hancock Holding Co.	97	4,200
Hanmi Financial Corp.	86	2,985
Hannon Armstrong Sustainable Infrastructure Capital Inc.	145	2,762
Hanover Insurance Group Inc.	9	775
Hilltop Holdings Inc.	162	4,825
Hope Bancorp Inc.	250	5,477
Impac Mortgage Holdings Inc. (a) (b)	21	288
Independent Bank Corp.	70	1,519
Independent Bank Corp.	37	2,607
Infinity Property & Casualty Corp.	19	1,689
INTL FCStone Inc. (b)	72	2,855
Investors Bancorp Inc.	282	3,935
James River Group Holdings Ltd.	78	3,241
Lakeland Financial Corp.	30	1,437
LPL Financial Holdings Inc.	44	1,564
Macatawa Bank Corp.	48	503
Marlin Business Services Inc.	14	297
MB Financial Inc.	200	9,450
MBT Financial Corp.	28	323
Meridian Bancorp Inc.	324	6,132
	Shares/Par†	Value
Meta Financial Group Inc.	40	4,090
MFA Financial Inc.	104	796
MGIC Investment Corp. (b)	232	2,363
MTGE Investment Corp.	88	1,388
National General Holdings Corp.	161	4,015
National Western Life Group Inc. - Class A	35	10,847
New Residential Investment Corp.	83	1,298
NewStar Financial Inc. (b)	217	2,012
Old Second Bancorp Inc.	45	498
Owens Realty Mortgage Inc.	13	242
PennyMac Financial Services Inc. - Class A (b)	105	1,752
Pennymac Mortgage Investment Trust	80	1,310
Piper Jaffray Cos. (b)	56	4,047
PRA Group Inc. (b)	360	14,104
Preferred Bank	54	2,811
Primerica Inc.	45	3,114
PrivateBancorp Inc.	64	3,445
ProAssurance Corp.	44	2,486
Prosperity Bancshares Inc.	81	5,787
Radian Group Inc.	151	2,706
Regional Management Corp. (b)	56	1,471
RenaissanceRe Holdings Ltd.	101	13,731
Republic Bancorp Inc. - Class A	5	216
S&T Bancorp Inc.	38	1,501
Safety Insurance Group Inc.	4	320
Sandy Spring Bancorp Inc.	41	1,624
Southern National Bancorp of Virginia Inc.	14	236
State Bank Financial Corp.	70	1,889
State National Cos. Inc.	192	2,657
Stewart Information Services Corp.	39	1,779
Stock Yards Bancorp Inc.	19	909
SVB Financial Group (b)	39	6,660
TCF Financial Corp.	807	15,809
Texas Capital Bancshares Inc. (b)	32	2,542
Third Point Reinsurance Ltd. (b)	40	461
Tier REIT Inc.	37	648
UMB Financial Corp.	85	6,548
Umpqua Holdings Corp.	681	12,784
Union Bankshares Corp.	52	1,862
Universal Insurance Holdings Inc. (a)	179	5,087
Walker & Dunlop Inc. (b)	110	3,431
Washington Federal Inc.	163	5,591
Waterstone Financial Inc.	235	4,326
Webster Financial Corp.	56	3,018
Western Alliance Bancorp (b)	108	5,249
Wintrust Financial Corp.	127	9,182
WSFS Financial Corp.	38	1,753
Yadkin Financial Corp.	155	5,311
		367,714
Health Care 6.4%
Acadia HealthCare Co. Inc. (a) (b)	53	1,764
Acceleron Pharma Inc. (b)	30	775
Agenus Inc. (a) (b)	222	916
Allscripts-Misys Healthcare Solutions Inc. (b)	521	5,318
Aratana Therapeutics Inc. (b)	20	142
Ariad Pharmaceuticals Inc. (a) (b)	107	1,331
Array BioPharma Inc. (b)	363	3,190
Bluebird Bio Inc. (a) (b)	17	1,053
Charles River Laboratories International Inc. (b)	38	2,932
Exelixis Inc. (b)	82	1,225
Global Blood Therapeutics Inc. (a) (b)	70	1,012
Halyard Health Inc. (b)	100	3,702
Hill-Rom Holdings Inc.	222	12,452
ICU Medical Inc. (b)	6	834
Immunomedics Inc. (a) (b)	79	290
Innoviva Inc. (a) (b)	56	594
Magellan Health Services Inc. (b)	129	9,667
Medidata Solutions Inc. (b)	108	5,340
MEDNAX Inc. (b)	196	13,052
Owens & Minor Inc.	96	3,376
Pacira Pharmaceuticals Inc. (b)	103	3,316
PharMerica Corp. (b)	41	1,036
Prestige Brands Holdings Inc. (b)	56	2,901

See accompanying Notes to Financial Statements.

122

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
VCA Inc. (b)	39	2,649
		78,867
Industrials 18.1%
AAR Corp.	40	1,322
ABM Industries Inc.	71	2,904
Acacia Research Corp. (b)	134	872
ACCO Brands Corp. (b)	260	3,391
Actuant Corp. - Class A	129	3,340
Air Lease Corp. - Class A	158	5,410
Amerco Inc.	9	3,230
Applied Industrial Technologies Inc.	21	1,246
Astec Industries Inc.	39	2,603
Atkore International Group Inc. (b)	184	4,404
AZZ Inc.	70	4,456
Barrett Business Services Inc.	27	1,734
Blue Bird Corp. (a) (b)	78	1,205
CEB Inc.	57	3,451
Chart Industries Inc. (b)	49	1,749
Chicago Bridge & Iron Co. NV (a)	71	2,265
Costamare Inc.	238	1,331
Cubic Corp.	59	2,848
Deluxe Corp.	20	1,413
DigitalGlobe Inc. (b)	103	2,946
Donaldson Co. Inc.	132	5,549
Ducommun Inc. (b)	36	927
EMCOR Group Inc.	70	4,996
EnerSys Inc.	13	998
Forward Air Corp.	72	3,417
G&K Services Inc. - Class A	32	3,135
GATX Corp. (a)	46	2,822
Generac Holdings Inc. (b)	93	3,791
Genesee & Wyoming Inc. - Class A (b)	64	4,419
Gibraltar Industries Inc. (b)	52	2,182
Graco Inc.	86	7,121
Greenbrier Cos. Inc. (a)	12	518
Harsco Corp.	352	4,783
Kelly Services Inc. - Class A	15	334
Kennametal Inc.	185	5,801
Kforce Inc.	159	3,672
Knoll Inc.	150	4,178
MasTec Inc. (b)	26	1,003
MRC Global Inc. (b)	63	1,275
Navigant Consulting Inc. (b)	15	403
PGT Inc. (b)	1,252	14,334
Proto Labs Inc. (b)	93	4,771
Quad/Graphics Inc. - Class A	85	2,285
Quanex Building Products Corp.	713	14,468
Rush Enterprises Inc. - Class A (b)	364	11,620
SkyWest Inc.	107	3,903
Spirit Airlines Inc. (b)	102	5,899
SPX Corp. (b)	140	3,323
SPX Flow Technology USA Inc. (b)	80	2,580
Steelcase Inc. - Class A	704	12,607
Team Inc. (b)	21	823
Teledyne Technologies Inc. (b)	11	1,380
Tetra Tech Inc.	161	6,956
Tutor Perini Corp. (b)	38	1,058
Universal Forest Products Inc.	8	809
Vectrus Inc. (b)	20	468
Wabash National Corp. (a) (b)	498	7,870
WESCO International Inc. (b)	54	3,607
West Corp.	40	979
Woodward Governor Co.	101	6,981
YRC Worldwide Inc. (b)	219	2,903
		223,068
Information Technology 10.3%
3D Systems Corp. (a) (b)	67	897
Advanced Energy Industries Inc. (b)	25	1,362
Advanced Micro Devices Inc. (b)	277	3,142
Alpha & Omega Semiconductor Ltd. (b)	11	227
Ambarella Inc. (a) (b)	86	4,634
Amkor Technology Inc. (b)	48	503
Barracuda Networks Inc. (b)	84	1,803
Bel Fuse Inc. - Class B	30	926
	Shares/Par†	Value
Black Box Corp.	41	620
Care.com Inc. (b)	44	380
ChannelAdvisor Corp. (b)	69	987
Cohu Inc.	548	7,616
Convergys Corp.	27	661
Dolby Laboratories Inc.	79	3,551
Ebix Inc. (a)	56	3,187
Entegris Inc. (b)	352	6,294
ePlus Inc. (b)	20	2,354
FARO Technologies Inc. (b)	104	3,756
Finisar Corp. (b)	110	3,333
Infinera Corp. (b)	185	1,570
Insight Enterprises Inc. (b)	63	2,528
Integrated Device Technology Inc. (b)	57	1,340
Intersil Corp. - Class A	48	1,080
InvenSense Inc. (b)	31	393
Liquidity Services Inc. (b)	70	678
Manhattan Associates Inc. (b)	73	3,891
Mantech International Corp. - Class A	17	706
Mentor Graphics Corp.	39	1,422
MicroStrategy Inc. - Class A (b)	10	1,891
MKS Instruments Inc.	15	916
MoneyGram International Inc. (b)	830	9,800
NetGear Inc. (b)	15	819
NetScout Systems Inc. (b)	123	3,861
OSI Systems Inc. (b)	43	3,241
PFSweb Inc. (b)	114	965
Plexus Corp. (b)	37	2,020
Progress Software Corp.	9	283
RetailMeNot Inc. (b)	50	467
RingCentral Inc. - Class A (b)	177	3,651
Sanmina Corp. (b)	39	1,437
Stratasys Ltd. (a) (b)	169	2,788
Super Micro Computer Inc. (b)	38	1,070
SYNNEX Corp.	10	1,250
Tech Data Corp. (b)	64	5,405
Teradata Corp. (b)	172	4,671
Teradyne Inc.	274	6,972
Tower Semiconductor Ltd. (a) (b)	356	6,773
Travelport Worldwide Ltd.	246	3,470
TTM Technologies Inc. (b)	284	3,877
Vishay Intertechnology Inc. (a)	84	1,367
		126,835
Materials 3.9%
AK Steel Holding Corp. (b)	351	3,588
Chemours Co.	132	2,913
Cliffs Natural Resources Inc. (b)	42	352
Commercial Metals Co.	135	2,940
Domtar Corp.	58	2,250
Graphic Packaging Holding Co.	321	4,000
Greif Inc. - Class A	56	2,884
Kronos Worldwide Inc. (a)	75	901
Olympic Steel Inc.	39	938
Owens-Illinois Inc. (b)	178	3,103
PolyOne Corp.	103	3,302
Rayonier Advanced Materials Inc. (a)	34	519
Reliance Steel & Aluminum Co.	67	5,337
Ryerson Holding Corp. (b)	94	1,261
Schnitzer Steel Industries Inc. - Class A	17	434
Schweitzer-Mauduit International Inc.	210	9,572
Stepan Co.	19	1,535
SunCoke Energy Inc. (b)	196	2,228
		48,057
Real Estate 6.1%
Ashford Hospitality Prime Inc.	51	699
Ashford Hospitality Trust Inc.	368	2,859
Brandywine Realty Trust	81	1,337
CBL & Associates Properties Inc.	149	1,713
Communications Sales & Leasing Inc.	159	4,043
CubeSmart	138	3,684
DCT Industrial Trust Inc.	56	2,689
Education Realty Trust Inc.	19	792
Four Corners Property Trust Inc.	258	5,305
Geo Group Inc.	171	6,160

See accompanying Notes to Financial Statements.

123

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Getty Realty Corp.	133	3,383
Gramercy Property Trust	296	2,718
Highwoods Properties Inc.	92	4,725
Hudson Pacific Properties Inc.	152	5,304
Lexington Realty Trust	549	5,927
Mack-Cali Realty Corp.	47	1,369
Medical Properties Trust Inc.	197	2,423
National Storage Affiliates Trust	98	2,156
Pebblebrook Hotel Trust	27	792
PS Business Parks Inc.	34	3,974
QTS Realty Trust Inc. - Class A	45	2,214
RE/MAX Holdings Inc. - Class A	30	1,655
RLJ Lodging Trust	36	886
Summit Hotel Properties Inc.	156	2,501
Sun Communities Inc.	27	2,098
Sunstone Hotel Investors Inc.	88	1,338
Terreno Realty Corp	57	1,637
Washington REIT	33	1,067
		75,448
Telecommunication Services 0.3%
Cogent Communications Group Inc.	39	1,611
IDT Corp. - Class B	121	2,237
		3,848
Utilities 4.0%
Allete Inc.	35	2,226
Avista Corp.	20	818
Chesapeake Utilities Corp.	83	5,581
Connecticut Water Services Inc.	29	1,599
El Paso Electric Co.	80	3,718
IDACORP Inc.	49	3,968
Middlesex Water Co.	104	4,496
Northwest Natural Gas Co.	41	2,425
ONE Gas Inc.	5	342
Ormat Technologies Inc.	164	8,796
Otter Tail Corp.	51	2,079
PNM Resources Inc.	51	1,755
SJW Corp.	61	3,391
Southwest Gas Corp.	16	1,252
Spire Inc.	42	2,704
WGL Holdings Inc.	53	4,047
		49,197
Total Common Stocks (cost $1,027,056)		1,206,613
SHORT TERM INVESTMENTS 7.0%
Investment Companies 2.2%
JNL Money Market Fund, 0.34% (c) (d)	26,869	26,869
Securities Lending Collateral 4.8%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	58,733	58,733
Total Short Term Investments (cost $85,602)		85,602
Total Investments 104.9% (cost $1,112,658)		1,292,215
Other Assets and Liabilities, Net (4.9)%		(60,269)
Total Net Assets 100.0%		$1,231,946

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.1%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 1.08%, 12/25/35 (a)	98	$95
Series 2006-A4-1, REMIC, 1.04%, 04/25/36 (a)	2,380	2,152
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.46%, 05/25/35 (a)	4,600	3,918
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.24%, 08/25/35 (a)	3,090	2,730
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,481	2,474
Ameriquest Mortgage Securities Inc.
Series 2005-M3-R5, REMIC, 1.25%, 07/25/35 (a)	3,750	3,449
	Shares/Par†	Value
Series 2005-M3-R8, REMIC, 1.27%, 10/25/35 (a)	1,305	1,128
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.26%, 09/25/35 (a)	1,480	1,425
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 1.66%, 10/25/34 (a)	553	509
Series 2005-M1-W2, REMIC, 1.25%, 10/25/35 (a)	3,020	2,562
Asset Backed Securities Corp. Home Equity
Series 2006-A3-HE1, REMIC, 0.96%, 01/25/36 (a)	59	58
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.45%, 04/25/34 (a)	223	221
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 1.49%, 09/25/35 (a)	2,430	2,138
Bear Stearns Asset Backed Securities Trust
Series 2005-M1-TC1, REMIC, 1.42%, 05/25/35 (a)	361	352
Series 2006-1M3-HE1, REMIC, 1.22%, 12/25/35 (a)	1,600	1,316
Series 2006-2M1-HE1, REMIC, 1.17%, 02/25/36 (a)	537	531
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 1.73%, 05/25/35 (a)	2,605	2,387
Series 2005-M1-NC5, REMIC, 1.24%, 10/25/35 (a)	4,100	3,770
Series 2006-A4-NC1, REMIC, 1.07%, 01/25/36 (a)	3,300	3,007
Series 2006-A4-RFC1, REMIC, 1.00%, 03/25/36 (a)	2,400	2,070
Chase Issuance Trust
Series 2016-A7-A7, 1.06%, 09/15/17	14,553	14,539
Citigroup Commercial Mortgage Trust
Interest Only, Series 2013-XA-GC15, REMIC, 1.18%, 09/10/23 (a)	12,499	551
Interest Only, Series 2014-XA-GC25, REMIC, 1.06%, 10/10/47 (a)	13,989	870
Interest Only, Series 2015-XA-GC27, REMIC, 1.43%, 02/10/48 (a)	8,137	678
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 1.51%, 05/25/35 (a) (b)	57	57
Series 2006-M1-WFH4, REMIC, 1.04%, 11/25/36 (a)	2,206	1,895
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.50%, 01/10/23 (a) (b)	14,500	305
Interest Only, Series 2013-XB-CR6, REMIC, 0.63%, 02/10/23 (a)	2,500	78
Interest Only, Series 2013-XA-CR11, REMIC, 1.15%, 09/12/23 (a)	12,742	677
Interest Only, Series 2014-XA-CR16, REMIC, 1.22%, 04/10/47 (a)	16,694	917
Interest Only, Series 2014-XA-LC15, REMIC, 1.36%, 04/10/47 (a)	23,877	1,406
Interest Only, Series 2014-XA-UBS3, REMIC, 1.33%, 06/10/47 (a)	15,578	964
Interest Only, Series 2014-XA-UBS6, REMIC, 1.05%, 12/10/47 (a)	13,216	716
Ellington Loan Acquisition Trust
Series 2007-A2E-2, REMIC, 1.86%, 05/25/37 (a) (b)	1,782	1,722
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 1.83%, 09/25/33 (a)	700	688
Series 2005-M3-1, REMIC, 1.48%, 04/25/35 (a)	908	805
FBR Securitization Trust
Series 2005-M2-2, REMIC, 1.51%, 09/25/35 (a)	2,000	1,804
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 1.88%, 03/25/35 (a)	3,658	3,408
First Franklin Mortgage Loan Trust
Series 2005-M1-FF1, REMIC, 1.49%, 12/25/34 (a)	71	69

See accompanying Notes to Financial Statements.

124

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 0.90%, 05/10/50 (a)	20,745	1,034
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.14%, 01/10/24 (a)	21,948	1,208
Interest Only, Series 2014-XA-GC26, REMIC, 1.09%, 11/10/47 (a)	15,483	936
Home Equity Asset Trust
Series 2005-M1-8, REMIC, 1.19%, 02/25/36 (a)	1,035	1,013
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 2.36%, 02/25/35 (a)	206	202
HSI Asset Securitization Corp. Trust
Series 2006-2A4-OPT1, REMIC, 1.06%, 12/25/35 (a)	2,640	2,532
Series 2006-M1-OPT1, REMIC, 1.12%, 12/25/35 (a)	1,390	1,245
Series 2006-M2-OPT2, REMIC, 1.15%, 01/25/36 (a)	3,690	3,352
JPMorgan Alternative Loan Trust
Series 2007-12A3-A2, REMIC, 0.95%, 06/25/37 (a)	1,460	1,400
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.21%, 12/25/35 (a)	4,600	4,385
Series 2006-A5-ACC1, REMIC, 1.00%, 05/25/36 (a)	1,000	981
Series 2007-MV2-CH1, REMIC, 1.04%, 11/25/36 (a)	1,990	1,810
Long Beach Mortgage Loan Trust
Series 2005-M3-1, REMIC, 1.63%, 02/25/35 (a)	1,655	1,525
MASTR Asset Backed Securities Trust
Series 2006-A4-AM1, REMIC, 1.05%, 01/25/36 (a)	1,570	1,356
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 1.73%, 07/25/35 (a)	870	818
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.16%, 02/15/24 (a)	13,603	730
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-AM2, REMIC, 1.88%, 05/25/32 (a)	605	578
Morgan Stanley Home Equity Loan Trust
Series 2006-A4-2, REMIC, 1.04%, 02/25/36 (a)	586	553
Navient Student Loan Trust
Series 2016-A1-6A, 1.24%, 02/25/19 (a) (b)	2,451	2,452
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.13%, 03/25/36 (a)	3,490	3,173
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.48%, 09/25/34 (a)	971	851
Series 2004-M4-WWF1, REMIC, 2.41%, 12/25/34 (a)	690	669
Series 2004-M3-WHQ2, REMIC, 1.79%, 02/25/35 (a)	1,375	1,359
Series 2005-M4-WHQ3, REMIC, 1.70%, 06/25/35 (a)	2,300	2,059
People's Choice Home Loan Securities Trust Series
Series 2005-1A2-4, REMIC, 1.28%, 12/25/35 (a)	2,562	2,364
Popular ABS Mortgage Pass-Through Trust
Series 2005-MV1-5, REMIC, 1.20%, 11/25/35 (a)	1,217	1,136
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 1.41%, 09/25/34 (a)	2,409	2,069
RAMP Trust
Series 2005-M4-RZ2, REMIC, 1.32%, 05/25/35 (a)	2,880	2,645
Series 2005-M3-RZ4, REMIC, 1.28%, 11/25/35 (a)	3,190	2,726
Series 2006-M1-RZ3, REMIC, 1.11%, 08/25/36 (a)	1,750	1,429
RASC Trust
Series 2005-M5-KS6, REMIC, 1.73%, 07/25/35 (a)	4,700	4,403
Series 2005-M2-KS12, REMIC, 1.22%, 01/25/36 (a)	3,750	3,266
	Shares/Par†	Value
Renaissance Home Equity Loan Trust
Series 2005-AV3-1, REMIC, 1.09%, 05/25/35 (a)	480	422
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.44%, 03/25/33 (a)	109	98
Securitized Asset Backed Receivables LLC Trust
Series 2005-M1-OP1, REMIC, 1.37%, 01/25/35 (a)	1,609	1,518
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.23%, 11/25/35 (a)	4,500	4,018
Series 2006-A4-1, REMIC, 1.06%, 02/25/36 (a)	2,670	2,514
Series 2006-M1-WF2, REMIC, 0.98%, 12/25/36 (a)	3,540	3,066
Series 2007-2A3-1, REMIC, 0.93%, 03/25/37 (a)	2,055	1,965
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.88%, 06/25/33 (a)	169	167
Series 2004-A3-6, REMIC, 1.38%, 07/25/34 (a)	675	650
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 1.54%, 02/25/35 (a)	3,524	3,205
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.40%, 05/25/35 (a)	186	183
Series 2005-M4-WF4, REMIC, 1.34%, 11/25/35 (a)	3,300	3,015
UBS-Barclays Commercial Mortgage Trust
Interest Only, Series 2012-XA-C4, REMIC, 1.76%, 12/10/45 (a) (b)	1,632	117
Wells Fargo Commercial Mortgage Trust
Series 2014-A1-LC16, REMIC, 1.29%, 04/15/19	724	722
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.16%, 08/15/47 (a)	15,308	912
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.39%, 03/15/47 (a)	11,197	669
Total Non-U.S. Government Agency Asset-Backed Securities (cost $142,448)		147,941
CORPORATE BONDS AND NOTES 26.5%
Consumer Discretionary 4.0%
Charter Communications Operating LLC
4.91%, 07/23/25	4,130	4,347
6.48%, 10/23/45	3,840	4,432
Ford Motor Co.
4.35%, 12/08/26	2,255	2,275
5.29%, 12/08/46	2,375	2,401
General Motors Co.
6.75%, 04/01/46	1,760	2,060
Viacom Inc.
3.88%, 04/01/24	1,470	1,425
3.45%, 10/04/26	4,160	3,839
4.38%, 03/15/43	3,715	2,954
		23,733
Consumer Staples 0.4%
Grupo Bimbo SAB de CV
4.88%, 06/27/44 (b)	2,335	2,101
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	207
		2,308
Energy 2.2%
Energy Transfer Partners LP
6.50%, 02/01/42	1,575	1,699
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38 (b)	191	188
Hess Corp.
4.30%, 04/01/27	2,880	2,863
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	217
KazMunayGas National Co. JSC
6.38%, 04/09/21	200	217
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,310	1,436

See accompanying Notes to Financial Statements.

125

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
5.50%, 03/01/44	930	946
Kinder Morgan Inc.
5.55%, 06/01/45	2,580	2,709
Petrobras Global Finance BV
8.38%, 05/23/21	181	195
Petroleos Mexicanos
4.61%, 03/11/22 (a) (b)	107	110
4.63%, 09/21/23 (b)	114	111
5.50%, 06/27/44	112	93
6.38%, 01/23/45	502	457
6.75%, 09/21/47 (b)	223	211
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23 (b)	600	628
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	431
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	340	330
YPF SA
8.50%, 07/28/25 (b)	182	185
		13,026
Financials 11.4%
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (c)	1,970	1,869
5.20%, (callable at 100 beginning 11/15/19) (c)	1,245	1,236
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,740	3,791
4.90%, 02/01/46	1,665	1,788
Bank of America Corp.
3.95%, 04/21/25	3,190	3,172
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	250	233
Capital One Financial Corp.
5.55%, (callable at 100 beginning 06/01/20) (c) (d)	2,325	2,354
Citigroup Inc.
5.80%, (callable at 100 beginning 11/15/19) (c)	2,340	2,360
4.40%, 06/10/25	3,550	3,627
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (b)	408	419
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	4,345	4,492
Entertainment Properties Trust
5.75%, 08/15/22	2,125	2,286
ERAC USA Finance LLC
4.20%, 11/01/46 (b)	2,770	2,526
General Motors Financial Co. Inc.
3.20%, 07/06/21	2,530	2,507
4.30%, 07/13/25	2,350	2,328
4.00%, 10/06/26	3,675	3,531
Goldman Sachs Group Inc.
5.70%, (callable at 100 beginning 05/10/19) (c) (d)	2,240	2,296
2.35%, 11/15/21	4,880	4,737
5.15%, 05/22/45	2,290	2,404
ING US Inc.
5.65%, 05/15/53 (a)	1,760	1,734
JPMorgan Chase & Co.
6.00%, (callable at 100 beginning 08/01/23) (c)	2,480	2,489
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (c)	1,870	1,851
4.35%, 09/08/26	4,575	4,662
Prudential Financial Inc.
5.20%, 03/15/44 (a)	1,605	1,586
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (b)	200	191
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (b)	280	274
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	324
6.03%, 07/05/22	380	397
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (c)	3,530	3,548
4.75%, 12/07/46	1,990	2,009
		67,021
	Shares/Par†	Value
Health Care 1.5%
Abbott Laboratories
4.90%, 11/30/46	1,785	1,828
AbbVie Inc.
4.45%, 05/14/46	2,720	2,599
Amgen Inc.
4.40%, 05/01/45	2,110	2,021
Mylan NV
3.95%, 06/15/26 (b)	2,295	2,145
		8,593
Industrials 1.8%
Air Lease Corp.
2.13%, 01/15/20	1,835	1,807
3.88%, 04/01/21	2,215	2,276
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c)	1,681	1,744
International Lease Finance Corp.
6.25%, 05/15/19	4,525	4,864
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42	200	193
		10,884
Information Technology 2.7%
Apple Inc.
4.65%, 02/23/46	2,550	2,748
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	5,635	5,862
4.90%, 10/15/25	3,155	3,242
Hewlett-Packard Co.
4.65%, 12/09/21 (d)	3,730	3,983
		15,835
Materials 0.1%
Cemex SAB de CV
7.75%, 04/16/26 (b) (d)	200	222
Codelco
6.15%, 10/24/36	190	216
		438
Real Estate 0.2%
Omega Healthcare Investors Inc.
4.50%, 01/15/25	1,275	1,248
Telecommunication Services 1.1%
AT&T Inc.
4.75%, 05/15/46	4,210	3,981
Verizon Communications Inc.
4.67%, 03/15/55	2,633	2,475
		6,456
Utilities 1.1%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	200	205
Consolidated Edison Co. of New York Inc.
4.30%, 12/01/56	820	817
Dominion Resources Inc.
5.75%, 10/01/54 (a)	2,425	2,486
Electricite de France SA
5.63%, (callable at 100 beginning 01/22/24) (b) (c)	3,215	3,046
		6,554
Total Corporate Bonds And Notes (cost $157,053)		156,096
VARIABLE RATE SENIOR LOAN INTERESTS 18.7% (a)
Consumer Discretionary 5.3%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	956	964
Acosta Holdco Inc.
Term Loan, 4.25%, 09/26/21	656	639
Advantage Sales and Marketing Inc.
1st Lien Term Loan , 4.25%, 07/07/20	1,007	1,010
AMC Entertainment Inc.
Term Loan, 3.40%, 12/15/22	623	629
ARAMARK Services Inc.
Term Loan F, 3.34%, 02/21/21	401	405
Bass Pro Group LLC
Term Loan, 4.00%, 06/15/20	266	265
Term Loan B, 5.97%, 04/01/24	525	520

See accompanying Notes to Financial Statements.

126

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Boyd Gaming Corp.
Term Loan B-2, 3.52%, 09/15/23	324	328
Bright Horizons Family Solutions Inc.
Term Loan B, 0.00%, 11/03/23 (e)	365	368
Charter Communications Operating LLC
Term Loan F, 3.00%, 01/31/21	437	438
Term Loan I, 3.50%, 01/24/23	511	514
Term Loan I, 0.00%, 01/15/24 (e)	337	339
Citycenter Holdings LLC
Term Loan B, 4.25%, 10/09/20	647	654
CS Intermediate Holdco 2 LLC
Term Loan B, 3.63%, 11/02/23	185	186
CSC Holdings LLC
Term Loan, 3.88%, 10/15/24	782	789
Cumulus Media Holdings Inc.
Term Loan, 4.25%, 12/31/20	557	378
Delta 2 Lux SARL
Term Loan B-3, 4.75%, 07/30/21	540	545
Eldorado Resorts LLC
Term Loan B, 4.25%, 07/25/22	267	268
Fort Dearborn Co.
1st Lien Term Loan, 5.00%, 10/19/23	473	479
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 11/18/23	380	384
Garda World Security Corp.
Delayed Draw Term Loan, 4.00%, 11/05/20	154	154
Term Loan B, 4.00%, 11/05/20	471	471
General Nutrition Centers Inc.
Term Loan, 3.25%, 03/04/19	429	402
HD Supply Inc.
Incremental Term Loan B-1, 3.63%, 08/13/21	267	268
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 10/26/20	26	26
Term Loan B-2, 3.26%, 10/25/23	755	763
Information Resources Inc.
Term Loan B, 4.75%, 09/30/20	520	522
Jeld-Wen Inc.
Term Loan B-2, 4.75%, 07/01/22	410	415
Las Vegas Sands LLC
Term Loan B, 0.00%, 12/12/20 (e)	1,125	1,130
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.75%, 10/12/23	135	136
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	248	251
Michaels Stores Inc.
Term Loan B-1, 3.75%, 01/28/23	804	813
Mission Broadcasting Inc.
Term Loan B-2, 3.00%, 09/26/23	38	38
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 09/28/23	314	316
Neiman Marcus Group Inc.
Term Loan, 4.25%, 10/25/20	92	80
Nexstar Broadcasting Inc.
Term Loan B, 0.00%, 09/22/23 (e)	427	430
Numericable US LLC
Term Loan B-7, 5.14%, 01/08/24	861	871
Outfront Media Capital LLC
Term Loan B, 3.02%, 01/16/21	253	254
Party City Holdings Inc.
Term Loan, 4.24%, 08/19/22	448	452
PetSmart Inc.
Term Loan B-2, 4.00%, 10/10/22	658	660
Pilot Travel Centers LLC
Term Loan B, 3.36%, 10/03/21	187	188
RedTop Luxembourg SARL
1st Lien Term Loan, 4.50%, 11/22/20	617	620
Regal Cinemas Corp.
Term Loan, 3.25%, 04/01/22	250	252
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/14/23	1,331	1,347
Scientific Games International Inc.
Term Loan B-2, 6.00%, 09/17/21	707	715
SeaWorld Parks & Entertainment Inc.
Term Loan B-2, 3.09%, 05/13/20	767	756
	Shares/Par†	Value
ServiceMaster Co.
Term Loan B, 3.11%, 11/02/23	1,004	1,007
Sinclair Television Group Inc.
Term Loan B, 3.00%, 04/09/20	514	513
Term Loan B-1, 3.50%, 07/30/21	198	198
Sophia LP
Term Loan B, 4.75%, 09/10/22	821	828
Spin Holdco Inc.
Term Loan B, 4.25%, 11/14/19	415	413
Springer Science and Business Media Deutschland GmbH
Term Loan B-9, 4.75%, 08/14/20	418	418
SRAM LLC
Term Loan B, 4.00%, 04/10/20	415	413
Station Casinos LLC
Term Loan B, 3.75%, 05/29/23	368	373
Tribune Media Co.
Term Loan, 3.75%, 12/27/20	251	253
Twin River Management Group Inc.
Term Loan B, 5.25%, 07/10/20	682	688
Univision Communications Inc.
Term Loan C-3, 4.00%, 03/01/20	454	457
Term Loan C-4, 4.00%, 03/01/20	1,050	1,056
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	816	824
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/19/23	752	758
Yum! Brands Inc.
1st Lien Term Loan B, 3.49%, 05/23/23	498	504
		31,135
Consumer Staples 0.5%
Albertsons LLC
Term Loan B-5, 4.75%, 12/21/22	328	332
Term Loan B-6, 4.75%, 05/23/23	215	217
B&G Foods Inc.
Term Loan B, 3.75%, 10/05/22	600	607
Del Monte Foods Inc.
1st Lien Term Loan, 4.25%, 02/18/21	219	200
Nature's Bounty Co.
Term Loan B, 5.00%, 05/05/23	411	414
Oak Tea Inc.
Term Loan B-1, 4.25%, 05/09/21	134	135
Spectrum Brands Inc.
Term Loan, 0.00%, 06/23/22 (e)	250	253
US Foods Inc.
Term Loan B, 4.00%, 06/07/23	498	503
		2,661
Energy 0.5%
Energy Transfer Equity LP
Term Loan, 3.39%, 12/02/19	610	610
Term Loan, 4.14%, 12/02/19	625	627
McJunkin Red Man Corp.
Term Loan, 5.00%, 11/08/19	411	413
TEX Operations Co. LLC
Term Loan B, 5.00%, 08/04/23	619	626
Term Loan C, 5.00%, 08/04/23	141	143
TPF II Power LLC
Term Loan B, 5.00%, 10/02/21	738	744
		3,163
Financials 1.4%
Altice US Finance I Corp.
Term Loan B, 3.88%, 01/21/25	805	813
Capital Automotive LP
Term Loan B, 4.00%, 04/05/19	521	526
Compass Group Diversified Holdings LLC
Term Loan B, 4.25%, 06/04/21	195	196
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	739	742
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.00%, 08/11/23 (f)	827	829
Guggenheim Partners LLC
Term Loan, 3.75%, 07/22/23	245	247
Harbourvest Partners LLC
Term Loan, 3.38%, 02/04/21	395	394

See accompanying Notes to Financial Statements.

127

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
INEOS US Finance LLC
Term Loan, 4.25%, 03/11/22	492	498
Realogy Corp.
Term Loan B, 3.75%, 07/07/22	997	1,001
SAM Finance Lux SARL
Term Loan, 4.25%, 12/17/20	250	251
UPC Financing Partnership
Term Loan AN, 4.08%, 07/25/24	499	504
Vantiv LLC
Term Loan B, 3.25%, 06/15/21	873	880
Ziggo Secured Finance Partnership
Term Loan D, 3.54%, 08/31/24	1,505	1,516
		8,397
Health Care 2.7%
Alere Inc.
Term Loan B, 4.25%, 06/15/22	64	64
Catalent Pharma Solutions Inc.
Term Loan B, 4.25%, 04/30/21	856	861
Community Health Systems Inc.
Term Loan F, 4.19%, 12/31/18	261	257
Term Loan H, 4.00%, 01/27/21	765	739
Concentra Inc.
1st Lien Term Loan, 4.00%, 06/01/22	618	620
DJO Finance LLC
Term Loan, 4.25%, 06/08/20	390	373
Emdeon Business Services LLC
Term Loan B-2, 3.75%, 11/02/18	532	532
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/30/22	2,072	2,080
Envision Healthcare Corp.
Term Loan B, 3.75%, 11/15/23	1,235	1,247
HCA Inc.
Term Loan B-6, 3.86%, 03/18/23	457	462
Term Loan B-7, 3.50%, 02/01/24	559	565
IASIS Healthcare LLC
Term Loan B-2, 4.50%, 05/03/18	654	648
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	1,028	1,038
Mallinckrodt International Finance SA
Term Loan B, 3.34%, 02/24/21	499	499
Incremental Term Loan B-1, 3.59%, 03/19/21	326	327
MPH Acquisition Holdings LLC
Term Loan B, 5.00%, 05/16/20	483	491
National Mentor Holdings Inc.
Term Loan B, 0.00%, 01/31/21 (e)	413	415
Prestige Brands Inc.
Term Loan B-3, 3.50%, 09/03/21	820	825
Quintiles IMS Inc.
Term Loan B, 3.50%, 03/17/21	250	251
RPI Finance Trust
Term Loan B-5, 3.03%, 10/14/22	498	504
Surgical Care Affiliates
Incremental Term Loan B, 3.75%, 03/17/22	249	251
Team Health Inc.
Term Loan, 3.84%, 11/23/22	452	452
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.00%, 02/13/19	70	70
Term Loan B, 5.25%, 12/11/19 - 08/05/20	1,528	1,524
Term Loan B, 5.50%, 03/13/22	870	870
		15,965
Industrials 2.3%
Advanced Disposal Services Inc.
Term Loan B-3, 3.50%, 10/27/23	609	614
AerCap Holdings NV
Term Loan B, 0.00%, 10/31/22 (e)	600	602
Air Medical Group Holdings Inc.
Term Loan B, 4.25%, 04/28/22	415	413
American Airlines Inc.
Term Loan, 3.26%, 06/27/20	538	541
Term Loan B, 3.25%, 04/28/23	90	90
Term Loan B, 0.00%, 12/07/23 (e)	365	367
Avis Budget Car Rental LLC
Extended Term Loan, 3.34%, 03/15/22	332	334
	Shares/Par†	Value
Axalta Coating Systems US Holdings Inc.
Term Loan B-1, 3.75%, 02/01/20	255	257
BE Aerospace Inc.
Term Loan B, 3.85%, 11/12/21	200	201
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.00%, 12/18/20	412	412
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 07/31/21	278	279
DigitalGlobe Inc.
Term Loan B, 0.00%, 12/22/23 (e)	160	161
Doosan Infracore International Inc.
Term Loan B, 4.50%, 05/28/21	307	312
Emerald Expositions Holdings Inc.
Term Loan B, 4.75%, 06/12/20	739	741
Filtration Group Corp.
1st Lien Term Loan, 4.25%, 11/20/20	642	646
Delayed Draw Term Loan, 4.25%, 11/21/20	94	94
Gates Global Inc.
Term Loan B, 4.25%, 07/03/21	410	410
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	120	122
Hertz Corp.
Term Loan B, 3.50%, 06/02/23	1,237	1,240
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.25%, 07/02/18	793	797
Kenan Advantage Group Inc.
Strip Delayed Draw Term Loan, 1.50%, 01/23/17	44	44
Term Loan, 4.00%, 07/22/22	627	628
Term Loan B, 4.00%, 07/29/22	193	193
On Assignment Inc.
Term Loan, 3.50%, 06/05/22	216	218
Prime Security Services Borrower LLC
Incremental Term Loan B-1, 4.75%, 04/21/22	204	207
Rexnord LLC
Term Loan B, 3.75%, 08/21/23	556	558
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.75%, 03/01/21	1,004	1,005
TransDigm Inc.
Term Loan D, 3.84%, 05/22/21	770	775
Extended Term Loan F, 3.75%, 06/09/23	50	50
TransUnion LLC
Term Loan B-2, 3.50%, 04/09/21	982	990
United Airlines Inc.
Term Loan B-1, 0.00%, 09/15/21 (e)	250	251
		13,552
Information Technology 2.4%
Applied Systems Inc.
1st Lien Term Loan, 4.00%, 01/25/21	198	200
Aristocrat Technologies Inc.
Term Loan B, 3.63%, 10/20/21	187	189
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	1,395	1,414
Avast Software BV
Term Loan B, 5.00%, 07/19/22	528	536
CCC Information Services Inc.
Term Loan, 4.00%, 12/20/19	530	530
CDW LLC
Term Loan B, 3.00%, 08/12/23	278	279
CommScope Inc.
Term Loan B-5, 3.25%, 12/29/22	533	538
CPI Acquisition Inc.
Term Loan B, 5.50%, 08/17/22	406	368
Dell Inc.
Term Loan B, 4.00%, 06/02/23	605	615
First Data Corp.
Term Loan, 3.76%, 03/24/21 - 07/08/22	1,382	1,397
Go Daddy Operating Co. LLC
Term Loan B, 4.25%, 05/13/21	198	200
Infor US Inc.
Term Loan B-5, 3.75%, 06/03/20	946	947
Kronos Inc.
1st Lien Term Loan, 5.00%, 10/18/23	616	623
Mitchell International Inc.
1st Lien Term Loan, 4.50%, 09/27/20	1,001	1,001

See accompanying Notes to Financial Statements.

128

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
NXP BV
Term Loan F, 3.36%, 12/07/20	961	965
ON Semiconductor Corp.
Incremental Term Loan, 3.90%, 09/19/23	529	535
Presidio Inc.
Term Loan, 5.25%, 02/02/22	697	704
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 11/03/23	450	455
RCN Grande
1st Lien Term Loan, 3.75%, 12/09/23	385	387
Riverbed Technology Inc.
Term Loan B, 0.00%, 04/24/22 (e)	330	332
Term Loan, 0.00%, 04/27/22 (e)	250	252
Vertafore Inc.
1st Lien Term Loan, 4.75%, 06/13/23	500	501
WEX Inc.
Term Loan B, 4.25%, 03/31/23	219	222
Zebra Technologies Corp.
Term Loan B, 3.45%, 10/27/21	974	984
		14,174
Materials 1.5%
American Builders & Contractors Supply Co.
Term Loan B, 3.50%, 09/22/23	445	449
Ardagh Holdings USA Inc.
Incremental Term Loan, 4.00%, 12/17/19	532	538
Berlin Packaging LLC
1st Lien Term Loan , 4.50%, 09/11/21	917	924
Berry Plastics Holding Corp.
Term Loan D, 3.50%, 01/29/20	1,112	1,120
Term Loan G, 3.50%, 01/06/21	385	387
Term Loan H, 3.75%, 10/01/22	290	292
BWAY Holding Co. Inc.
Term Loan B, 4.75%, 08/14/23	702	703
FMG Resources August 2006 Pty Ltd.
Term Loan B, 3.75%, 06/30/19	-	—
Huntsman International LLC
Term Loan B-2, 9.96%, 04/01/23	263	266
Mauser US Corp. LLC
1st Lien Term Loan, 4.50%, 07/15/21	410	413
Quikrete Holdings Inc.
1st Lien Term Loan, 4.00%, 11/15/23	220	222
SIG Combibloc US Acquisition Inc.
Term Loan, 4.00%, 03/13/22	730	735
Signode Industrial Group US Inc.
Term Loan B, 4.00%, 05/01/21	402	405
Solenis International LP
1st Lien Term Loan, 4.25%, 07/02/21	823	824
Tekni-Plex Inc.
Term Loan B, 4.50%, 06/01/22	497	499
TMS International Corp.
Term Loan B, 4.50%, 10/16/20	415	415
Univar Inc.
Term Loan, 4.25%, 06/30/22	500	504
		8,696
Real Estate 0.1%
Equinix Inc.
Term Loan, 4.00%, 12/11/22	600	606
ESH Hospitality Inc.
Term Loan B, 3.77%, 08/15/23	249	252
		858
Telecommunication Services 1.2%
Consolidated Communications Inc.
Term Loan B-2, 0.00%, 10/05/23 (e)	195	196
Term Loan B, 4.00%, 12/31/23	255	256
Genesys Telecommunications Laboratories Inc.
Term Loan B, 6.25%, 11/17/23	413	420
Intelsat Jackson Holdings SA
Term Loan B-2, 3.75%, 06/30/19	773	747
Level 3 Financing Inc.
Term Loan, 4.00%, 08/01/19	1,160	1,175
Mediacom Illinois LLC
Term Loan G, 3.50%, 06/30/21	901	906
Premiere Global Services Inc.
1st Lien Term Loan, 7.50%, 12/08/21	247	240
	Shares/Par†	Value
SBA Senior Finance II LLC
Term Loan B-1, 3.34%, 03/24/21	198	199
Incremental Term Loan B, 3.34%, 06/10/22	415	416
Telesat Canada
Term Loan B-3, 4.50%, 11/08/23	411	416
T-Mobile USA Inc.
Term Loan B, 3.52%, 11/03/22	807	816
Virgin Media Investment Holdings Ltd.
Term Loan I, 0.00%, 01/31/25 (e)	255	256
Zayo Group LLC
Term Loan B, 3.75%, 07/02/19	997	1,007
		7,050
Utilities 0.8%
Calpine Construction Finance Co. LP
Term Loan B-2, 3.34%, 01/01/22	830	829
Calpine Corp.
Term Loan B-7, 3.84%, 05/15/23	279	280
Dynegy Inc.
Incremental Term Loan C, 5.00%, 06/15/23	820	830
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.25%, 06/30/17	400	402
NRG Energy Inc.
Term Loan B, 3.50%, 06/07/23	397	401
Sinclair Television Group Inc.
Term Loan B-2, 0.00%, 01/31/24 (e) (f)	410	409
Talen Energy Supply LLC
Term Loan B, 6.00%, 10/18/23	500	506
Telenet International Finance SARL
Temr Loan AF, 3.70%, 01/31/25	1,001	1,008
Vistra Operations Co. LLC
Term Loan B-2, 0.00%, 12/12/23 (e)	220	223
		4,888
Total Variable Rate Senior Loan Interests (cost $110,116)		110,539
GOVERNMENT AND AGENCY OBLIGATIONS 40.5%
Mortgage-Backed Securities 21.3%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 01/15/31 - 01/15/47 (g)	18,200	18,278
TBA, 2.50%, 01/15/32 (g)	3,620	3,625
TBA, 4.00%, 01/15/47 (g)	23,525	24,697
Federal National Mortgage Association
TBA, 2.50%, 01/15/31 (g)	3,495	3,499
TBA, 3.00%, 01/15/32 - 01/15/47 (g)	22,390	22,359
TBA, 4.50%, 01/15/46 (g)	2,565	2,758
TBA, 3.50%, 01/15/47 (g)	2,215	2,269
TBA, 4.00%, 01/15/47 (g)	31,315	32,906
Government National Mortgage Association
TBA, 3.50%, 01/15/46 (g)	1,840	1,911
TBA, 3.00%, 01/15/47 (g)	10,535	10,659
TBA, 4.00%, 01/15/47 (g)	2,540	2,696
		125,657
Sovereign 7.2%
Argentina Republic Government International Bond
6.88%, 04/22/21	200	213
8.28%, 12/31/33	1,023	1,093
7.13%, 07/06/36	150	143
2.50%, 12/31/38 (h)	460	283
Banque Centrale de Tunisie SA
5.75%, 01/30/25	250	232
Belize Government International Bond
5.00%, 02/20/38 (h)	283	116
Bermuda Government International Bond
4.85%, 02/06/24 (b)	280	291
3.72%, 01/25/27	200	189
Brazil Government International Bond
4.88%, 01/22/21	600	618
8.25%, 01/20/34	100	116
7.13%, 01/20/37	250	261
Colombia Government International Bond
8.13%, 05/21/24	240	300
7.38%, 09/18/37	300	364
Costa Rica Government International Bond
7.16%, 03/12/45 (b)	336	311

See accompanying Notes to Financial Statements.

129

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Croatia Government International Bond
6.75%, 11/05/19	400	434
6.63%, 07/14/20	300	327
6.00%, 01/26/24 (b)	260	282
6.00%, 01/26/24	200	217
Development Bank of Mongolia LLC
5.75%, 03/21/17	200	195
Dominican Republic International Bond
6.88%, 01/29/26	186	193
7.45%, 04/30/44	100	101
7.45%, 04/30/44 (b)	188	190
6.85%, 01/27/45	100	94
Ecuador Government International Bond
10.50%, 03/24/20 (b)	364	391
7.95%, 06/20/24	250	239
Egypt Government International Bond
6.88%, 04/30/40	100	87
El Salvador Government International Bond
6.38%, 01/18/27	21	19
7.65%, 06/15/35	200	186
7.63%, 02/01/41	150	136
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	221
Export Credit Bank of Turkey
5.38%, 10/24/23 (b)	200	185
Hungary Government International Bond
7.63%, 03/29/41	640	894
Indonesia Government International Bond
4.13%, 01/15/25	200	198
4.35%, 01/08/27	200	200
Ivory Coast Government International Bond
5.38%, 07/23/24	300	289
5.75%, 12/31/32	643	595
Jamaica Government International Bond
8.00%, 03/15/39	140	155
Japan International Cooperation Agency
2.13%, 10/20/26	1,780	1,659
Kenya Government International Bond
6.88%, 06/24/24	377	355
Mexico Bonos
5.75%, 03/05/26, MXN	68,000	2,911
7.75%, 11/13/42, MXN	202,370	9,616
Mexico Government International Bond
4.60%, 01/23/46	250	224
4.35%, 01/15/47	200	172
Mongolia Government International Bond
5.13%, 12/05/22	200	171
Oman Government International Bond
3.63%, 06/15/21	200	200
Panama Government International Bond
8.88%, 09/30/27	150	206
Pertamina Persero PT
5.63%, 05/20/43	650	598
Petroleos de Venezuela SA
6.00%, 05/16/24	300	116
Republic of Argentina
8.75%, 06/02/17	220	228
Republic of Armenia
7.15%, 03/26/25 (b)	253	265
Republic of Colombia
6.13%, 01/18/41	100	108
Republic of Ghana
10.75%, 10/14/30	470	555
Republic of Indonesia
4.75%, 01/08/26	300	310
Republic of Iraq
5.80%, 01/15/28	540	448
Republic of Serbia
7.25%, 09/28/21	430	479
6.75%, 11/01/24 (h)	118	120
Russia Government International Bond
3.50%, 01/16/19	200	203
Saudi Arabia Government International Bond
3.25%, 10/26/26	200	190
4.50%, 10/26/46	200	192
	Shares/Par†	Value
Senegal Government International Bond
6.25%, 07/30/24 (b)	200	199
6.25%, 07/30/24	300	299
South Africa Government Bond
6.50%, 02/28/41, ZAR	173,455	8,986
South Africa Government International Bond
4.30%, 10/12/28	377	350
Sri Lanka Government International Bond
6.85%, 11/03/25	513	504
6.83%, 07/18/26	200	197
Turkey Government International Bond
7.50%, 11/07/19	490	533
7.38%, 02/05/25	309	339
6.63%, 02/17/45	230	229
Ukraine Government International Bond
7.75%, 09/01/21 (d)	140	137
7.75%, 09/01/23 (b)	219	210
7.75%, 09/01/25 - 09/01/27	558	520
0.00%, 05/31/40 (a)	400	120
Uruguay Government International Bond
5.10%, 06/18/50	267	240
Venezuela Government International Bond
8.25%, 10/13/24	290	135
Vietnam Government International Bond
6.75%, 01/29/20	150	162
		42,844
Treasury Inflation Indexed Securities 11.1%
New Zealand Government Inflation Indexed Bond
2.50%, 09/20/35, NZD (i)	2,915	2,093
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (j)	8,507	8,365
2.00%, 01/15/26 (j)	14,140	15,927
1.75%, 01/15/28 (j)	3,750	4,186
3.63%, 04/15/28 (j)	2,982	3,920
2.50%, 01/15/29 (j)	2,364	2,851
3.88%, 04/15/29 (j)	20,468	27,980
		65,322
U.S. Government Agency Obligations 0.4%
Resolution Funding Corp.
0.00%, 04/15/29 (k) (l)	3,285	2,209
U.S. Treasury Securities 0.5%
U.S. Treasury Bond
3.88%, 08/15/40	2,415	2,768
2.88%, 05/15/43	55	53
		2,821
Total Government And Agency Obligations (cost $248,586)		238,853
COMMON STOCKS 0.0%
Energy 0.0%
Pacific Exploration and Production Corp. (m)	5	208
Total Common Stocks (cost $203)		208
INVESTMENT COMPANIES 8.6%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	295	25,527
SPDR Barclays High Yield Bond ETF (d)	696	25,356
Total Investment Companies (cost $50,592)		50,883
SHORT TERM INVESTMENTS 8.2%
Investment Companies 1.2%
JNL Money Market Fund, 0.34% (n) (o)	7,056	7,056
Securities Lending Collateral 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (o)	34,526	34,526
Treasury Securities 1.2%
U.S. Treasury Bill
0.65%, 06/22/17 (p)	7,000	6,980
Total Short Term Investments (cost $48,566)		48,562
Total Investments 127.6% (cost $757,564)		753,082
Other Derivative Instruments 0.1%		629
Other Assets and Liabilities, Net (27.7)%		(163,649)
Total Net Assets 100.0%		$590,062

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

See accompanying Notes to Financial Statements.

130

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $24,252 and 4.1%, respectively.

(c) Perpetual security.

(d) All or portion of the security was on loan.

(e) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(f) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $125,584.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(i) Treasury inflation indexed note, par amount is not adjusted for inflation.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Non-income producing security.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

(p) All or a portion of the security is pledged or segregated as collateral.

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
Aquilae CLO II Plc
Series 2006-A-1X, 0.05%, 01/17/23, EUR (a) (b)	104	$110
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.12%, 01/30/24 (a) (b)	1,300	1,299
Banc of America Commercial Mortgage Trust
Series 2007-A4-3, REMIC, 5.55%, 05/10/17 (a)	1,235	1,242
Series 2007-A4-4, REMIC, 5.75%, 07/10/17 (a)	1,743	1,767
Series 2006-A4-3, REMIC, 5.89%, 07/10/44 (a)	26	26
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.24%, 06/25/35 (a)	109	101
Banc of America Re-REMIC Trust
Series 2009-A4A-UB1, RE-REMIC, 5.68%, 05/24/17 (a) (b)	156	156
Series 2010-A4A-UB5, RE-REMIC, 5.74%, 07/17/17 (a) (b)	212	213
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 5.09%, 04/26/17 (a) (b)	980	940
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,694	1,742
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 3.02%, 05/25/33 (a)	26	26
Series 2003-2A1-9, REMIC, 3.33%, 02/25/34 (a)	229	229
Series 2004-22A1-9, REMIC, 3.58%, 11/25/34 (a)	201	198
Series 2004-22A1-10, REMIC, 3.59%, 01/25/35 (a)	124	121
Series 2005-2A1-1, REMIC, 3.07%, 03/25/35 (a)	260	254
Series 2005-A2-2, REMIC, 3.13%, 03/25/35 (a)	23	24
Series 2005-A1-5, REMIC, 2.05%, 08/25/35 (a)	31	31
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 2.99%, 01/25/36 (a)	467	400
Series 2006-21A1-4, REMIC, 3.04%, 08/25/36 (a)	218	161
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.76%, 08/25/37 (a)	545	510
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.11%, 12/26/46 (a)	611	507
	Shares/Par†	Value
Cavalry CLO II Ltd.
Series A-2A, 2.23%, 01/17/24 (a) (b)	400	400
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.02%, 02/25/37 (a)	45	45
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, 08/25/35 (a)	34	35
Series 2005-A2-6, REMIC, 2.76%, 08/25/35 (a)	45	46
Series 2005-2A2B-3, REMIC, 3.04%, 08/25/35 (a)	259	178
Series 2007-A3A-AMC2, REMIC, 0.84%, 01/25/37 (a)	83	52
Series 2007-A3A-AHL3, REMIC, 0.82%, 05/25/37 (a)	171	116
Series 2007-22AA-10, REMIC, 3.39%, 09/25/37 (a)	1,171	994
College Loan Corp. Trust
Series 2007-A1-2, 1.13%, 01/25/24 (a)	800	778
Cordatus CLO I Plc
Series 2006-A2-1X, 0.81%, 01/30/24, GBP (a)	57	70
Cordatus CLO II Plc
Series 2007-A1F-1X, 0.04%, 07/25/24, EUR (a)	993	1,041
Cordatus CLO III Plc
Series 2007-A2-1X, 0.84%, 07/25/24, GBP (a)	491	596
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.17%, 08/25/34 (a)	169	143
Series 2004-5A-HYB7, REMIC, 3.12%, 11/20/34 (a)	153	145
Series 2004-2A1-HYB5, REMIC, 3.05%, 04/20/35 (a)	168	167
Credit Suisse Commercial Mortgage Trust
Series 2007-A4-C3, REMIC, 5.69%, 06/15/39 (a)	2,277	2,286
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 2.82%, 04/25/34 (a)	119	118
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	828	363
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 0.71%, 07/25/37 (a) (b)	146	89
CWABS Asset-Backed Certificates Trust
Series 2005-3A3-14, REMIC, 1.11%, 04/25/36 (a)	275	275
Eaton Vance CDO X Plc
Series 2007-A1-10X, 0.00%, 02/22/27, EUR (a)	36	37
Series 2007-A2-10X, 1.16%, 02/22/27 (a)	445	441
Series 2007-VFNU-10X, 1.22%, 02/22/27 (a) (c)	929	921
Eurosail-UK 2007-3bl Plc
Series 2007-A2B-3A, 0.68%, 06/13/45, GBP (a) (b)	16	20
Series 2007-A2C-3X, 0.68%, 06/13/45, GBP (a)	4	5
Series 2007-A3A-3X, 1.33%, 06/13/45, GBP (a)	1,775	2,076
Series 2007-A3C-3A, 1.33%, 06/13/45, GBP (a) (b)	611	714
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.21%, 12/24/23 (a) (b)	900	899
First NLC Trust
Series 2007-A1-1, REMIC, 0.83%, 08/25/37 (a) (b)	317	176
Grifonas Finance Plc
Series 1-A, 0.09%, 08/28/39, EUR (a)	1,039	824
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,581
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.46%, 01/25/35 (a)	137	131
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.97%, 04/19/34 (a)	239	236
Hillmark Funding
Series 2006-A1-1A, 1.16%, 05/21/21 (a) (b)	1,999	1,987
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.09%, 10/25/35 (a)	496	479

See accompanying Notes to Financial Statements.

131

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.40%, 11/25/35 (a)	354	326
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 2.98%, 03/25/35 (a)	379	378
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB20, REMIC, 5.79%, 08/12/17 (a)	2,528	2,567
JPMorgan Mortgage Acquisition Trust
Series 2007-AV3-CH2, REMIC, 0.88%, 10/25/33 (a)	1,519	1,498
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.22%, 07/25/35 (a)	167	166
Series 2005-7A1-A6, REMIC, 3.16%, 08/25/35 (a)	284	270
Series 2005-2A1-A6, REMIC, 3.25%, 08/25/35 (a)	209	206
Series 2005-4A1-A6, REMIC, 3.22%, 09/25/35 (a)	64	58
Series 2008-1A1-R2, REMIC, 2.57%, 07/27/37 (a) (b)	623	581
Marche Mutui 4 Srl
Series A-4, 0.11%, 02/25/55, EUR (a)	179	188
Marche Mutui Srl
Series 6-A-1, 1.94%, 07/27/19, EUR (a)	501	531
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 2.90%, 12/25/33 (a)	426	411
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 2.92%, 02/25/33 (a)	148	142
Series 2004-2A2-A1, REMIC, 2.88%, 02/25/34 (a)	239	239
Series 2005-2A-2, REMIC, 2.71%, 10/25/35 (a)	282	282
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 0.82%, 05/25/37 (a)	110	70
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.90%, 07/11/17 (a)	2,077	2,109
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.99%, 04/12/17 (a) (b)	961	964
Navient Student Loan Trust
Series 2016-A-7A, 1.91%, 12/25/28 (a) (b)	2,766	2,795
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.10%, 10/07/20 (a)	1,422	1,424
Series 2010-2A-R3, REMIC, 1.21%, 12/08/20 (a)	2,646	2,658
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	5,587	5,592
Palmer Square CLO Ltd.
Series 2013-A1A-2A, 2.28%, 10/17/25 (a) (b)	3,200	3,190
Penta CLO SA
Series 2007-A1-1X, 0.07%, 06/04/24, EUR (a)	114	120
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 2.91%, 08/25/33 (a)	135	135
Race Point VII CLO Ltd.
Series 2012-AR-7A, 1.20%, 11/08/24 (a) (b)	2,500	2,500
RASC Series Trust
Series 2006-M1-KS3, REMIC, 1.09%, 04/25/36 (a)	1,000	865
RASC Trust
Series 2005-M2-KS11, REMIC, 1.18%, 12/25/35 (a)	500	460
RBSCF Trust
Series 2010-CSCA-RR4, REMIC, 5.69%, 07/16/17 (a) (b)	2,096	2,100
Series 2010-CMLA-RR4, REMIC, 6.09%, 08/16/17 (a) (b)	870	877
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	34	34
SLM Student Loan Trust
Series 2008-A-9, 2.38%, 10/25/17 (a)	3,431	3,435
Series 2007-A3-3, REMIC, 0.92%, 04/25/19 (a)	3,905	3,864
	Shares/Par†	Value
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,969	3,945
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.09%, 02/25/34 (a)	410	408
Series 2004-5A-18, REMIC, 3.32%, 12/25/34 (a)	233	226
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 1.40%, 10/19/34 (a)	25	24
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-2A2-BC3, REMIC, 0.90%, 06/25/37 (a)	741	729
SWAN Trust
Series 10-A-1, 2.94%, 04/25/41, AUD (a)	163	118
Symphony CLO Ltd.
Series 2007-A1A-3A, 1.15%, 05/15/19 (a) (b)	3	3
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (a)	473	52
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 2.63%, 04/25/45 (a)	313	314
Series 2006-A2B-4, REMIC, 2.81%, 07/25/36 (a)	286	278
US Residential Opportunity Fund III Trust
Series 2016-A-3III, 3.60%, 10/27/18 (b)	1,592	1,586
VOLT XLIII LLC
Series 2016-A1-NPL3, 4.25%, 03/26/46 (b) (d)	80	80
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,850
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.50%, 03/25/33 (a)	77	77
Series 2003-A7-AR5, REMIC, 2.83%, 06/25/33 (a)	210	211
Series 2003-2A-AR9, REMIC, 2.85%, 09/25/33 (a)	195	190
Series 2005-3A1-AR10, REMIC, 3.01%, 08/25/35 (a)	61	57
Series 2005-2A1-AR14, REMIC, 2.96%, 12/25/35 (a)	192	175
Series 2006-1A-AR9, REMIC, 1.57%, 08/25/46 (a)	3,340	2,844
Series 2007-1A-OA4, REMIC, 1.34%, 05/25/47 (a)	449	393
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3A1-AR8, REMIC, 3.09%, 04/25/36 (a)	735	717
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.03%, 12/25/34 (a)	208	204
Total Non-U.S. Government Agency Asset-Backed Securities (cost $90,491)		90,037
CORPORATE BONDS AND NOTES 5.8%
Energy 0.3%
El Paso Corp.
7.25%, 06/01/18	200	213
Petrobras Global Finance BV
3.25%, 04/01/19, EUR	300	322
4.88%, 03/17/20	700	692
3.75%, 01/14/21, EUR	300	315
8.38%, 05/23/21	3,100	3,340
4.38%, 05/20/23	100	87
6.63%, 01/16/34, GBP	200	214
Petrobras International Finance Co.
7.88%, 03/15/19	29	31
5.38%, 01/27/21	100	98
		5,312
Financials 4.9%
AerCap Aviation Solutions BV
6.38%, 05/30/17	100	102
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	250	250
4.63%, 10/30/20	900	936
4.50%, 05/15/21	200	207
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,900

See accompanying Notes to Financial Statements.

132

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.25%, 12/01/17	7,300	7,574
3.25%, 02/13/18	9,700	9,748
American International Group Inc.
5.85%, 01/16/18	800	834
Bank of America NA
1.75%, 06/05/18	6,500	6,499
CIT Group Inc.
5.25%, 03/15/18	100	104
5.00%, 05/15/18 (b)	200	203
Citigroup Inc.
1.41%, 05/01/17 (a)	18,700	18,714
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,930
Deutsche Bank AG
4.25%, 10/14/21 (b)	7,300	7,321
Goldman Sachs Group Inc.
2.16%, 09/15/20 (a)	5,800	5,854
ING Bank NV
2.63%, 12/05/22 (b)	2,000	1,983
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,748
Mitsubishi UFJ Financial Group Inc.
2.81%, 03/01/21 (a)	2,700	2,794
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	904
9.50%, 03/16/22 (a)	500	508
Santander Holdings USA Inc.
2.38%, 11/24/17 (a)	300	303
SLM Corp.
4.63%, 09/25/17	100	102
5.50%, 01/15/19	1,500	1,556
Synchrony Financial
2.29%, 11/09/17 (a)	500	503
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,980
Volkswagen Group of America Finance LLC
1.39%, 05/22/18 (a) (b)	500	498
		86,157
Health Care 0.1%
AbbVie Inc.
1.80%, 05/14/18	200	200
Aetna Inc.
1.60%, 12/08/17 (a)	1,200	1,204
2.40%, 06/15/21	800	796
Celgene Corp.
2.30%, 08/15/18	100	101
		2,301
Industrials 0.3%
Hellenic Railways Organization SA
4.03%, 03/17/17, EUR	3,400	3,534
International Lease Finance Corp.
5.88%, 04/01/19	300	319
6.25%, 05/15/19	400	430
8.25%, 12/15/20	300	349
		4,632
Real Estate 0.2%
Unibail-Rodamco SE
1.65%, 04/16/19 (a)	3,500	3,482
Total Corporate Bonds And Notes (cost $102,202)		101,884
GOVERNMENT AND AGENCY OBLIGATIONS 105.3%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.15%, 08/15/33 (a)	755	756
Series T-1A1-62, REMIC, 1.74%, 10/25/44 (a)	352	361
Series T-1A1-63, REMIC, 1.74%, 02/25/45 (a)	269	273
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 0.82%, 07/25/37 (a)	166	163
		1,553
Mortgage-Backed Securities 3.7%
Federal Home Loan Mortgage Corp.
2.72%, 07/01/36 (a)	242	254
	Shares/Par†	Value
2.74%, 09/01/36 (a)	251	266
2.92%, 10/01/36 (a)	110	116
1.15%, 09/15/42	7,112	7,077
Federal National Mortgage Association
2.77%, 11/01/35 (a)	27	28
2.97%, 03/01/36 (a)	62	66
3.26%, 06/01/36 (a)	16	16
TBA, 3.00%, 02/15/47 (e)	23,000	22,797
TBA, 3.50%, 02/15/47 (e)	33,000	33,752
		64,372
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	305	275
Sovereign 2.4%
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,022
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (f)	77,600	21,390
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	892	886
3.00%, 02/24/23 - 02/24/42, EUR (d)	1,118	762
Hellenic Republic Government International Bond
4.50%, 07/03/17, JPY	170,000	1,425
Mexico Bonos
4.75%, 06/14/18, MXN	41,790	1,958
7.75%, 05/29/31, MXN	83,963	4,043
Mexico Bonos de Proteccion al Ahorro
6.32%, 01/04/18, MXN (a)	194,700	9,649
		42,135
Treasury Inflation Indexed Securities 97.9%
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (a) (g)	11,126	540
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (g)	3,585	4,299
1.85%, 07/25/27, EUR (g)	721	969
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.35%, 09/15/24, EUR (b) (g)	7,836	9,411
3.10%, 09/15/26, EUR (g)	427	549
2.55%, 09/15/41, EUR (g)	383	505
Japan Government CPI Indexed Bond
0.10%, 03/10/24, JPY (g)	327,360	2,948
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (h)	14,500	10,587
3.00%, 09/20/30, NZD (h)	2,500	1,980
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (g) (i)	1,154	1,184
1.38%, 07/15/18 (g) (i)	1,222	1,268
1.88%, 07/15/19 (e) (g) (i)	21,963	23,385
1.38%, 01/15/20 (g) (i)	91,663	96,398
0.13%, 04/15/20 - 07/15/22 (e) (g)	236,433	237,810
1.25%, 07/15/20 (e) (g)	43,649	46,096
0.13%, 04/15/18 - 07/15/24 (g) (i)	76,396	76,347
0.63%, 07/15/21 - 02/15/43 (g) (i)	88,757	91,044
0.13%, 01/15/22 (e) (g) (i)	168,534	168,803
0.38%, 07/15/23 (e) (g)	31,141	31,416
0.63%, 01/15/24 (e) (g)	36,456	37,092
0.25%, 01/15/25 (g) (i)	30,893	30,378
2.38%, 01/15/25 (e) (g)	191,424	219,764
0.38%, 07/15/25 (g)	5,790	5,758
2.00%, 01/15/26 (g)	20,705	23,322
0.13%, 04/15/19 - 07/15/26 (g)	114,257	113,861
1.75%, 01/15/28 (e) (g)	14,931	16,668
3.63%, 04/15/28 (g)	44,388	58,357
2.50%, 01/15/29 (e) (g)	55,022	66,354
3.88%, 04/15/29 (g)	51,994	71,074
2.13%, 02/15/40 (e) (g)	44,411	54,988
2.13%, 02/15/41 (g)	6,292	7,830
0.75%, 02/15/42 (g) (i)	11,896	11,258
1.38%, 02/15/44 (e) (g)	99,333	108,365
1.00%, 02/15/46 (e) (g) (i)	48,510	48,697
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (g)	5,141	7,452

See accompanying Notes to Financial Statements.

133

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
0.13%, 03/22/26 - 03/22/58, GBP (g)	14,330	27,812
		1,714,569
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	477	515
U.S. Treasury Securities 1.2%
U.S. Treasury Note
1.75%, 11/30/21	12,490	12,384
2.13%, 12/31/21 (e)	700	705
2.00%, 02/15/25 (e) (i)	5,630	5,472
2.00%, 11/15/26	2,400	2,305
		20,866
Total Government And Agency Obligations (cost $1,856,222)		1,844,285
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (j) (k)	-	595
Total Preferred Stocks (cost $500)		595
OTHER EQUITY INTERESTS 0.0%
Lehman Brothers Holdings Inc. Escrow (c) (l) (m)	100	6
Total Other Equity Interests (cost $0)		6
SHORT TERM INVESTMENTS 9.8%
Certificates of Deposit 3.6%
Barclays Bank Plc, 1.74%, 11/06/17 (a)	6,000	6,005
Barclays Bank Plc, 1.75%, 09/08/17 (a)	4,500	4,507
Credit Suisse AG, 1.75%, 09/12/17 (a)	8,900	8,912
Mitsubishi UFJ Trust & Banking Corp., 1.71%, 09/19/17 (a)	3,400	3,406
Natixis, 1.69%, 09/25/17 (a)	11,900	11,940
Norinchukin Bank, 1.59%, 10/11/17 (a)	12,500	12,529
Sumitomo Mitsui Banking Corp., 1.66%, 09/15/17 (a)	4,600	4,608
Sumitomo Mitsui Trust Bank Ltd., 1.57%, 10/06/17 (a)	3,600	3,606
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 09/18/17 (a)	7,700	7,715
		63,228
Treasury Securities 5.2%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/17, BRL	161,000	47,943
Japan Treasury Bill
0.00%, 01/10/17, JPY	2,910,000	24,900
0.00%, 02/06/17, JPY	1,580,000	13,522
Mexico Cetes
0.28%, 02/02/17, MXN	1,010	485
U.S. Treasury Bill
0.43%, 02/02/17 (i)	1,222	1,222
0.45%, 02/09/17 (i)	732	732
0.46%, 02/23/17 (i)	666	666
0.44%, 01/19/17 - 03/09/17 (i)	888	888
		90,358
U.S. Government Agency Obligations 1.0%
Federal Home Loan Bank
0.48%, 02/07/17 (n)	17,500	17,491
Total Short Term Investments (cost $176,629)		171,077
Total Investments 126.1% (cost $2,226,044)		2,207,884
Total Forward Sales Commitments (0.3)% (proceeds $5,889)		(5,957)
Total Purchased Options 0.5% (cost $5,720)		8,170
Other Derivative Instruments (0.5)%		(8,194)
Other Assets and Liabilities, Net (25.8)%		(450,928)
Total Net Assets 100.0%		$1,750,975

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $65,671 and 3.8%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

Shares/Par†	Value

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $1,178,193.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Treasury inflation indexed note, par amount is not adjusted for inflation.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Perpetual security.

(k) Convertible security.

(l) Non-income producing security.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association
TBA, 3.00%, 01/15/47 (a)	(6,000)	$(5,957)
Total Government And Agency Obligations (proceeds $5,889)		(5,957)
Total Forward Sales Commitments (0.3%) (proceeds $5,889)		$(5,957)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $5,889.

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.9%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.87%, 01/25/37 (a)	4,832	$3,072
Accredited Mortgage Loan Trust
Series 2004-A2-1, 1.36%, 04/25/34 (a)	703	644
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.06%, 02/25/36 (a)	16,447	15,432
Alpine Securitization
Series 2005-A3-32T1, REMIC, 1.76%, 08/25/35 (a)	10,644	7,283
Series 2005-1A1-59, REMIC, 1.07%, 11/20/35 (a)	9,241	7,759
Series 2006-A1B-OA12, REMIC, 0.93%, 09/20/46 (a)	5,684	4,138
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 1.03%, 11/25/35 (a)	4,130	2,658
American Home Mortgage Assets Trust
Series 2006-A1-5, REMIC, 1.49%, 11/25/46 (a)	13,016	6,735
Series 2007-A1-1, REMIC, 1.27%, 02/25/47 (a)	9,266	5,427
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.29%, 02/25/45 (a)	151	152
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 1.23%, 10/25/35 (a)	13,867	13,753
Amortizing Residential Collateral Trust
Series 2002-A-BC4, REMIC, 1.34%, 07/25/32 (a)	18	17
Ares Enhanced Loan Investment Strategy IR Ltd.
Series 2013-A1BR-IRAR, 2.28%, 07/23/25 (a) (b)	11,300	11,312
Ares XXV CLO Ltd.
Series 2012-AR-3A, 1.77%, 01/17/24 (a) (b)	10,000	10,005
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 1.12%, 10/25/35 (a)	2,302	2,210
Atlas Senior Loan Fund Ltd.
Series 2012-AR-2A, 2.12%, 01/30/24 (a) (b)	14,600	14,594
Series 2012-A1LR-1A, 1.98%, 08/15/24 (a) (b)	10,813	10,801
BAMLL Commercial Mortgage Securities Trust
Series 2016-A-ASHF, REMIC, 2.60%, 03/15/28 (a) (b)	9,800	9,830
Banc of America Commercial Mortgage Trust
Series 2007-A4-3, REMIC, 5.55%, 05/10/17 (a)	2,313	2,326
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.25%, 02/20/35 (a)	1,289	1,263
Series 2005-A1-D, REMIC, 3.03%, 05/25/35 (a)	14,899	15,204

See accompanying Notes to Financial Statements.

134

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	14	14
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	11,000	11,155
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 5.09%, 04/26/17 (a) (b)	306	294
Series 2012-6A6-RR1, REMIC, 0.75%, 03/26/18 (a) (b)	15,670	11,027
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	2,131	2,192
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,260	1,064
Series 2010-5A3-RR11, REMIC, 3.70%, 03/27/37 (a) (b)	8,881	6,267
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	6,048	4,849
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.75%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 2.75%, 02/25/33 (a)	2	2
Series 2002-1A2-11, REMIC, 3.11%, 02/25/33 (a)	5	5
Series 2003-6A1-1, REMIC, 2.82%, 04/25/33 (a)	29	29
Series 2003-4A1-8, REMIC, 3.35%, 01/25/34 (a)	146	146
Series 2004-12A5-1, REMIC, 3.17%, 04/25/34 (a)	327	320
Series 2004-2A1-8, REMIC, 3.16%, 11/25/34 (a)	556	532
Series 2005-A2-2, REMIC, 3.13%, 03/25/35 (a)	942	948
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 2.99%, 05/25/35 (a)	337	324
Series 2005-22A1-7, REMIC, 3.15%, 09/25/35 (a)	218	186
Series 2005-26A1-7, REMIC, 3.51%, 09/25/35 (a)	15,054	11,237
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 1.73%, 03/25/35 (a)	9,564	9,117
Series 2006-1M1-HE1, REMIC, 1.17%, 12/25/35 (a)	4,448	4,365
Series 2007-1A3-HE3, REMIC, 1.01%, 01/25/37 (a)	4,828	3,971
Series 2007-1A2-HE3, REMIC, 0.96%, 04/25/37 (a)	1,941	2,071
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 1.02%, 10/25/36 (a)	8,339	7,987
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-PW15, REMIC, 5.33%, 02/11/17	67	67
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.01%, 01/26/36 (a)	698	547
Series 2007-2A1-R6, REMIC, 3.11%, 12/26/46 (a)	420	349
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.06%, 03/25/37 (a) (b)	2,947	2,805
BNC Mortgage Loan Trust
Series 2007-A2-2, REMIC, 0.86%, 05/25/37 (a)	1,121	1,103
Bridgeport CLO II Ltd.
Series 2007-A1-2A, 1.22%, 06/18/21 (a) (b)	3,829	3,790
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-1A, 2.11%, 04/20/22 (a) (b)	5,199	5,199
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.11%, 12/25/35 (a)	1,196	1,138
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	876	775
CIFC Funding Ltd.
Series 2012-A1R2-1A, 2.18%, 08/14/24 (a) (b)	9,148	9,124
Series 2012-A1R-3A, 2.08%, 01/29/25 (a) (b)	7,300	7,282
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,631	1,540
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.30%, 11/25/35 (a)	9,082	7,747
	Shares/Par†	Value
Series 2005-A2A-11, REMIC, 2.93%, 12/25/35 (a)	59	59
Series 2007-A3A-AHL3, REMIC, 0.82%, 05/25/37 (a)	427	291
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (b) (c)	5,081	4,729
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	4,030	4,503
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 1.97%, 08/25/35 (a)	675	582
Series 2006-1A1A-OA17, REMIC, 0.93%, 12/20/46 (a)	9,038	6,513
Series 2006-A1-OA21, REMIC, 0.93%, 03/20/47 (a)	6,192	4,266
Series 2007-A1A-OA7, REMIC, 0.94%, 05/25/47 (a)	405	342
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.91%, 04/25/34 (a)	2,861	2,656
Series 2004-M1-3, REMIC, 1.51%, 06/25/34 (a)	189	176
Series 2007-1A-2, REMIC, 0.90%, 10/25/35 (a)	6,349	4,902
Series 2005-M3-BC5, REMIC, 1.26%, 12/25/35 (a)	5,000	4,394
Series 2007-1A-9, REMIC, 0.96%, 02/25/36 (a)	14,987	11,438
Series 2006-1A-26, REMIC, 0.90%, 06/25/37 (a)	8,442	6,901
Series 2007-1A-13, REMIC, 1.60%, 06/25/36 (a)	2,926	2,540
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,894	2,960
Series 2004-A2-HYB6, REMIC, 3.09%, 11/20/34 (a)	942	902
Series 2004-A3-22, REMIC, 3.10%, 11/25/34 (a)	400	395
Series 2004-1A1-HYB9, REMIC, 3.16%, 02/20/35 (a)	511	513
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	2,726	2,421
Series 2005-3A2A-HYB9, REMIC, 3.31%, 02/20/36 (a)	88	77
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.17%, 03/25/32 (a) (b)	35	32
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	5,148	5,221
Series 2010-4A4-18R, REMIC, 2.76%, 04/26/38 (a) (b)	3,445	3,378
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,628	1,951
CSMC Trust
Series 2014-A1-RPL2, REMIC, 3.50%, 03/25/54 (a) (b)	14,124	14,029
CVS Pass-Through Trust
Series A, 6.94%, 01/10/30	305	357
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.22%, 04/25/36 (a)	5,400	4,668
Series 2005-2AV-17, REMIC, 1.00%, 05/25/36 (a)	7,774	7,493
Series 2006-2A3-17, REMIC, 1.00%, 03/25/47 (a)	6,698	4,358
Deco 2014-BONN Ltd.
Series 2014-A-BONA, 1.25%, 11/07/24, EUR (a) (b)	2,525	2,669
Dell Equipment Finance Trust
Series 2015-A2B-2, 1.65%, 12/22/17 (a) (b)	3,136	3,140
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.05%, 06/26/35 (a) (b)	2,412	2,395
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.05%, 01/15/25 (a) (b)	12,200	12,189
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 1.32%, 11/25/32 (a)	39	37
Eurohome UK Mortgages Plc
Series 2007-A-1, 0.52%, 06/15/44, GBP (a)	3,942	4,574
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.21%, 12/24/23 (a) (b)	13,500	13,482

See accompanying Notes to Financial Statements.

135

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 1.57%, 04/25/35 (a) (b)	1,386	1,322
Series 2005-A4-FF9, REMIC, 1.12%, 10/25/35 (a)	4,266	4,032
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 2.96%, 02/25/36 (a)	836	781
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.90%, 10/25/35 (a)	1,506	1,245
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 1.01%, 12/25/35 (a)	4,567	4,345
GoldenTree Loan Opportunities IV Ltd.
Series 2007-A1B-4A, 1.14%, 08/18/22 (a) (b)	805	804
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 2.24%, 10/29/26 (a) (b)	7,000	6,983
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (b)	9,000	8,560
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.90%, 06/25/36 (a)	1,850	1,645
Series 2006-A2C-FM2, REMIC, 0.91%, 09/25/36 (a)	8,797	4,000
Series 2007-A2B-FM2, REMIC, 0.85%, 01/25/37 (a)	3,152	1,896
Series 2007-A1-HS1, REMIC, 1.61%, 02/25/37 (a)	5,063	5,015
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.01%, 09/25/35 (a)	666	688
Series 2005-6A1-AR7, REMIC, 3.16%, 11/25/35 (a)	215	212
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 1.18%, 05/19/35 (a)	103	86
Series 2005-3A1-4, REMIC, 3.11%, 07/19/35 (a)	432	378
Highlander Euro CDO III BV
Series 2007-A-3X, 0.00%, 05/01/23, EUR (a) (b)	898	942
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (b)	10,000	9,821
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 1.81%, 07/25/35 (a)	3,700	3,661
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.12%, 12/25/35 (a)	3,000	2,688
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 2.20%, 01/25/32 (a)	-	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.00%, 08/25/35 (a)	2,242	1,845
Series 2005-1A1-AR31, REMIC, 3.02%, 01/25/36 (a)	533	440
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.15%, 07/15/17 (a) (b)	5,000	5,000
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB18, REMIC, 5.44%, 01/12/17	231	231
Series 2007-A3-LDPX, REMIC, 5.42%, 02/15/17	1,562	1,563
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,155
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.00%, 05/25/36 (a)	8,174	7,760
Series 2007-MV6-CH1, REMIC, 1.31%, 11/25/36 (a)	2,414	1,887
Series 2007-MV1-CH2, REMIC, 1.04%, 01/25/37 (a)	4,800	3,657
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	111	93
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	1,223	1,247
KKR Financial CLO Ltd.
Series 2013-A1AR-2A, 2.33%, 01/23/26 (a) (b)	6,000	5,992
Lehman XS Trust
Series 2005-1A3-4, REMIC, 1.56%, 10/25/35 (a)	2,294	2,226
	Shares/Par†	Value
Series 2007-3A3-2N, REMIC, 0.93%, 02/25/37 (a)	8,249	4,780
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 1.32%, 09/25/34 (a)	198	183
Series 2006-1A-7, REMIC, 0.91%, 08/25/36 (a)	9,951	5,836
Malin CLO BV
Series 2007-VFNE-1X, 0.00%, 05/07/23, EUR (a) (b)	5,547	5,838
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.88%, 12/25/32 (a)	1,500	1,489
Series 2005-M5-WMC1, REMIC, 1.76%, 03/25/35 (a)	5,005	4,286
Series 2006-A3-NC2, REMIC, 0.87%, 08/25/36 (a)	11,941	6,040
Series 2006-A3-AM3, REMIC, 0.93%, 10/25/36 (a)	4,988	4,638
Series 2007-A2-WMC1, REMIC, 0.81%, 01/25/37 (a)	358	137
Series 2007-A1-HE2, REMIC, 1.91%, 08/25/37 (a)	7,739	6,000
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.61%, 10/20/29 (a)	52	51
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.84%, 05/25/33 (a)	289	284
Series 2005-2A3-A6, REMIC, 1.14%, 08/25/35 (a)	4,890	4,702
Series 2005-3A-2, REMIC, 1.62%, 10/25/35 (a)	67	63
Series 2005-1A-2, REMIC, 2.23%, 10/25/35 (a)	5,907	5,876
Series 2005-5A-3, REMIC, 1.01%, 11/25/35 (a)	118	108
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-A3-8, REMIC, 6.85%, 07/12/17 (a)	6,178	6,253
Series 2007-A4-6, REMIC, 5.48%, 03/12/51 (a)	1,102	1,105
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-A2C-HE3, REMIC, 0.92%, 04/25/36 (a)	280	279
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	9,077
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,447
Morgan Stanley Capital I Trust
Series 2015-A-XLF1, REMIC, 1.84%, 08/14/19 (a) (b)	4,218	4,206
Series 2014-B-CPT, REMIC, 3.45%, 07/13/21 (a) (b)	490	499
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 1.66%, 07/25/32 (a)	1,158	1,123
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.99%, 04/12/17 (a) (b)	18,807	18,852
MortgageIT Trust
Series 2005-A1-5, REMIC, 1.02%, 12/25/35 (a)	4,921	4,542
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 1.27%, 09/25/35 (a)	1,900	1,801
Nissan Auto Receivables Owner Trust
Series 2016-A1-B, 0.63%, 05/15/17	541	541
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 3.55%, 08/25/35 (a)	1,874	1,825
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 1.27%, 08/25/35 (a)	3,700	2,937
Series 2007-2A2-6, REMIC, 0.89%, 07/25/37 (a)	1,079	683
Palmer Square CLO Ltd.
Series 2013-A1A-2A, 2.28%, 10/17/25 (a) (b)	7,700	7,677
Panther CDO V BV
Series V-A-1-A, 0.08%, 10/15/84, EUR (a) (b)	3,919	4,082
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 1.46%, 05/25/35 (a)	1,700	1,563
Series 2005-M1-WCW3, REMIC, 1.24%, 08/25/35 (a)	1,500	1,420

See accompanying Notes to Financial Statements.

136

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 1.16%, 02/25/34 (a)	19	18
Race Point VII CLO Ltd.
Series 2012-AR-7A, 1.20%, 11/08/24 (a) (b)	9,500	9,499
RALI Trust
Series 2006-A1-QO6, REMIC, 0.94%, 06/25/46 (a)	13,134	5,583
RAMP Trust
Series 2005-M5-EFC1, REMIC, 1.73%, 05/25/35 (a)	12,706	10,526
RASC Trust
Series 2005-M1-KS1, REMIC, 1.43%, 02/25/35 (a)	4,292	4,233
Series 2006-AI3-KS9, REMIC, 0.92%, 09/25/36 (a)	5,401	4,961
Series 2006-1A3-EMX9, REMIC, 0.93%, 09/25/36 (a)	3,294	2,898
Series 2006-A4-KS7, REMIC, 1.00%, 09/25/36 (a)	3,000	2,747
Series 2007-A3-KS1, REMIC, 0.91%, 11/25/36 (a)	11,282	10,477
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.01%, 02/26/37 (a) (b)	2,036	1,908
Reperforming Loan REMIC Trust
Series 2006-AF1-R1, 1.10%, 01/25/36 (a) (b)	7,446	6,514
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.14%, 01/25/36 (a)	10,179	8,090
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 1.73%, 03/25/35 (a)	459	443
Series 2006-A3-FR3, REMIC, 1.01%, 05/25/36 (a)	3,877	2,334
Series 2007-A2A-HE1, REMIC, 0.82%, 12/25/36 (a)	273	90
Shackleton I CLO Ltd.
Series 2012-A1R-1A, 2.09%, 08/12/23 (a) (b)	9,600	9,583
Shackleton II CLO Ltd.
Series 2012-A1R-2A, 2.06%, 10/20/23 (a) (b)	10,200	10,199
SLM Student Loan Trust
Series 2008-A-9, 2.38%, 10/25/17 (a)	4,081	4,086
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 0.89%, 12/25/36 (a)	1,338	1,297
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	9,601	9,649
Structured Asset Investment Loan Trust
Series 2004-A4-11, REMIC, 1.66%, 01/25/35 (a)	4,051	4,013
Series 2006-A4-1, REMIC, 1.07%, 01/25/36 (a)	2,500	1,931
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 0.99%, 07/19/35 (a)	333	321
Series 2007-2A1-AR2, REMIC, 1.02%, 03/25/37 (a)	1,015	755
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 1.40%, 09/19/32 (a)	26	25
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-4A-1A, REMIC, 2.89%, 02/25/32 (a)	1	1
Uropa Securities Plc
Series 2007-A3A-1, 0.60%, 10/10/40, GBP (a)	9,300	10,493
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (d) (e)	2,000	1,965
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	207	227
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.33%, 10/15/26 (a) (b)	6,000	6,000
VOLT XXXI LLC
Series 2015-A1-NPL2, 3.38%, 01/25/18 (b) (c)	5,598	5,611
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 2.77%, 08/25/36 (a)	3,220	2,933
Series 2007-4A1-HY1, REMIC, 2.76%, 02/25/37 (a)	274	243
	Shares/Par†	Value
Series 2007-3A3-HY1, REMIC, 4.21%, 02/25/37 (a)	2,860	2,683
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 2.60%, 07/25/37 (a)	441	359
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-1A-AR9, REMIC, 1.40%, 11/25/46 (a)	3,250	2,354
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 2.14%, 02/25/31 (a)	-	—
Series 2005-1A3A-AR18, REMIC, 2.64%, 01/25/36 (a)	764	760
Series 2002-1A-AR9, REMIC, 1.93%, 08/25/42 (a)	74	71
Series 2002-1A-AR17, REMIC, 1.77%, 11/25/42 (a)	47	43
Series 2005-A1A1-AR13, REMIC, 1.05%, 10/25/45 (a)	94	90
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.04%, 01/25/35 (a)	272	274
Series 2006-2A1-AR2, REMIC, 3.00%, 03/25/36 (a)	802	800
Series 2006-2A5-AR2, REMIC, 3.00%, 03/25/36 (a)	2,209	2,149
Series 2006-2A1-AR8, REMIC, 3.08%, 04/25/36 (a)	1,592	1,565
Series 2006-1A1-AR10, REMIC, 3.03%, 07/25/36 (a)	4,024	3,848
Total Non-U.S. Government Agency Asset-Backed Securities (cost $781,748)		784,789
CORPORATE BONDS AND NOTES 25.3%
Consumer Discretionary 0.2%
Altice SA
6.25%, 02/15/25, EUR (b)	4,200	4,618
7.63%, 02/15/25 (b)	1,000	1,050
Wynn Las Vegas LLC
5.50%, 03/01/25 (b) (f)	2,000	1,984
		7,652
Consumer Staples 0.1%
Reynolds American Inc.
4.45%, 06/12/25	4,500	4,745
Energy 1.7%
Cimarex Energy Co.
5.88%, 05/01/22	8,196	8,519
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	3,345	3,559
Energy Transfer Partners LP
4.05%, 03/15/25	5,500	5,438
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	4,400	4,953
3.45%, 02/15/23	4,900	4,856
4.25%, 09/01/24	3,000	3,066
Kinder Morgan Inc.
5.00%, 02/15/21 (b)	1,500	1,597
1.50%, 03/16/22, EUR	200	213
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (b)	2,344	1,049
6.35%, 06/30/22	609	273
Petrobras Global Finance BV
3.87%, 03/17/20 (a)	700	684
4.88%, 03/17/20	200	198
4.25%, 10/02/23, EUR (f)	1,000	1,030
6.63%, 01/16/34, GBP	1,000	1,069
Petrobras International Finance Co.
5.75%, 01/20/20	1,000	1,013
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,652
4.50%, 11/01/23	4,200	4,257
Statoil ASA
1.34%, 11/08/18 (a)	6,400	6,408

See accompanying Notes to Financial Statements.

137

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	10,000	12,594
		62,428
Financials 18.9%
Altice Financing SA
5.25%, 02/15/23, EUR (b)	1,400	1,562
6.63%, 02/15/23 (b)	2,300	2,363
AmSouth Bancorp
6.75%, 11/01/25	4,000	4,586
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	1,300	1,322
Banco de Credito e Inversiones
3.00%, 09/13/17 (b)	3,200	3,216
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (g) (h)	6,400	1,853
Bank of America Corp.
2.63%, 04/19/21	4,600	4,565
4.13%, 01/22/24	3,900	4,049
Bank of America NA
1.30%, 05/08/17 (a)	4,300	4,304
6.00%, 10/15/36	3,200	3,855
Bank of Nova Scotia
1.88%, 04/26/21	11,200	10,926
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,293
7.75%, 04/10/23 (a)	12,800	13,458
Barclays Plc
2.99%, 08/10/21 (a)	10,600	10,862
BBVA Bancomer SA
6.50%, 03/10/21 (b)	2,400	2,585
Blackstone CQP Holdco LP
9.30%, 03/31/19 (d) (e)	6,431	6,479
BPCE SA
12.50%, (callable at 100 beginning 09/30/19) (d) (e) (i)	5,600	6,836
Cantor Fitzgerald LP
6.50%, 06/17/22 (d) (e)	11,100	11,841
Capital One NA
2.06%, 08/17/18 (a)	22,500	22,741
CIT Group Inc.
4.25%, 08/15/17	8,300	8,404
5.25%, 03/15/18	1,700	1,762
Citigroup Inc.
1.70%, 04/27/18	6,000	5,986
1.88%, 06/07/19 (a)	5,200	5,240
2.05%, 06/07/19	2,700	2,689
2.36%, 09/01/23 (a)	6,900	7,037
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	6,500	6,536
3.80%, 06/09/23	8,300	8,282
3.75%, 03/26/25	18,350	18,048
Daimler Finance North America LLC
1.88%, 01/11/18 (b)	5,500	5,507
Deutsche Bank AG
2.79%, 05/10/19 (a)	21,100	21,410
4.25%, 10/14/21 (b)	6,900	6,920
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	5,900	6,252
Eksportfinans ASA
5.50%, 06/26/17	2,600	2,637
Ford Motor Credit Co. LLC
1.66%, 01/17/17 (a)	19,200	19,205
4.25%, 02/03/17	3,695	3,704
1.47%, 09/08/17 (a)	1,400	1,400
1.82%, 01/09/18 (a)	5,000	5,015
2.94%, 01/08/19	6,200	6,269
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,936
3.15%, 01/15/20	8,200	8,246
3.20%, 07/06/21	9,900	9,809
Goldman Sachs Group Inc.
1.57%, 06/04/17 (a)	1,100	1,102
2.09%, 04/30/18 (a)	7,500	7,565
2.16%, 09/15/20 (a)	6,400	6,460
3.50%, 01/23/25	8,470	8,347
	Shares/Par†	Value
3.75%, 05/22/25	9,900	9,913
HSBC Holdings Plc
3.40%, 03/08/21	5,000	5,080
2.95%, 05/25/21	5,000	4,994
ING Bank NV
2.63%, 12/05/22 (b)	11,800	11,698
Intesa Sanpaolo SpA
2.38%, 01/13/17	9,000	9,002
JPMorgan Chase & Co.
0.82%, 05/30/17, GBP (a)	9,700	11,932
2.75%, 06/23/20	3,000	3,025
2.41%, 03/01/21 (a)	6,500	6,700
2.55%, 10/29/20 - 03/01/21	19,000	18,943
4.50%, 01/24/22	2,800	3,017
3.63%, 05/13/24	6,360	6,462
3.90%, 07/15/25	10,700	10,988
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,231
KBC Bank NV
8.00%, 01/25/23	10,000	10,545
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (b) (i)	40,900	54,499
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (i) (j)	400	515
Macquarie Bank Ltd.
6.63%, 04/07/21 (b) (f)	3,376	3,792
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	1,958
6.88%, 04/25/18	5,000	5,314
Mitsubishi UFJ Financial Group Inc.
2.81%, 03/01/21 (a)	8,700	9,002
Morgan Stanley
2.45%, 02/01/19	4,700	4,731
National Australia Bank Ltd.
1.52%, 07/23/18 (a) (b)	11,200	11,234
2.25%, 03/16/21 (b) (f)	10,800	10,689
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,900	1,981
7.25%, 12/15/21 (b)	1,700	1,772
Piper Jaffray Cos.
5.06%, 10/09/18 (d) (e)	3,000	3,041
Rabobank Nederland NV
8.40%, (callable at 100 beginning 06/29/17) (i)	1,500	1,539
Royal Bank of Canada
2.30%, 03/22/21	10,900	10,824
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	5,200	5,873
9.50%, 03/16/22 (a)	9,900	10,053
Santander Holdings USA Inc.
2.38%, 11/24/17 (a)	4,700	4,740
Santander UK Group Holdings Plc
2.88%, 08/05/21	6,000	5,867
Santander UK Plc
2.50%, 03/14/19	9,303	9,354
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	5,700	5,625
SLM Corp.
8.45%, 06/15/18	11,002	11,855
Society of Lloyd's
4.75%, 10/30/24, GBP	1,800	2,365
State Street Corp.
1.81%, 08/18/20 (a)	8,400	8,512
Sumitomo Mitsui Financial Group Inc.
2.63%, 03/09/21 (a)	3,700	3,806
2.93%, 03/09/21	4,100	4,118
Svenska Handelsbanken AB
2.40%, 10/01/20	22,700	22,635
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	2,000	1,986
UBS Group AG
3.00%, 04/15/21 (b)	19,700	19,694
UBS Group Funding Jersey Ltd.
2.42%, 02/01/22 (a) (b)	4,800	4,878

See accompanying Notes to Financial Statements.

138

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Volkswagen Bank GmbH
0.38%, 11/27/17, EUR (a) (f)	3,900	4,097
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 02/23/17) (i)	2,100	2,061
WEA Finance LLC
3.25%, 10/05/20 (b)	8,700	8,844
Wells Fargo & Co.
7.98%, (callable at 100 beginning 03/15/18) (i)	15,300	15,989
1.34%, 04/22/19 (a) (f)	1,100	1,098
2.55%, 12/07/20	4,200	4,201
Wells Fargo Bank NA
1.60%, 12/06/19 (a)	6,500	6,516
		710,052
Financials 0.1%
US Capital Funding I Ltd.
1.77%, 05/01/34 (a) (b) (k)	4,000	2,840
Health Care 0.8%
AbbVie Inc.
2.30%, 05/14/21	6,400	6,265
Actavis Funding SCS
3.45%, 03/15/22	3,000	3,042
Baxalta Inc.
4.00%, 06/23/25	4,000	4,007
Merck & Co. Inc.
2.75%, 02/10/25	3,800	3,726
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (b) (f)	7,800	7,391
4.50%, 05/15/23, EUR	3,340	2,532
VRX Escrow Corp.
5.38%, 03/15/20 (b)	5,000	4,225
		31,188
Industrials 0.6%
A P Moller - Maersk A/S
2.55%, 09/22/19 (b)	5,000	4,977
Asciano Finance Ltd.
5.00%, 04/07/18 (d) (e)	4,600	4,725
International Lease Finance Corp.
8.75%, 03/15/17 (c)	2,200	2,230
7.13%, 09/01/18 (b)	4,308	4,642
6.25%, 05/15/19	3,400	3,655
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,714	1,688
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (b) (c)	4,542	1,204
6.63%, 10/01/23 (b)	1,624	467
		23,588
Information Technology 0.4%
Apple Inc.
2.85%, 05/06/21	2,200	2,250
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	10,000	10,055
Oracle Corp.
2.40%, 09/15/23	3,400	3,290
		15,595
Real Estate 0.7%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,698
ERP Operating LP
3.38%, 06/01/25	6,900	6,841
Host Hotels & Resorts LP
4.00%, 06/15/25	5,790	5,695
		24,234
Telecommunication Services 1.1%
Altice Finco SA
7.63%, 02/15/25 (b)	500	505
AT&T Inc.
3.40%, 05/15/25	5,200	5,005
SFR Group SA
5.38%, 05/15/22, EUR	1,000	1,103
Sprint Communications Inc.
9.13%, 03/01/17	4,000	4,044
Verizon Communications Inc.
2.71%, 09/14/18 (a)	2,300	2,351
	Shares/Par†	Value
3.65%, 09/14/18	7,000	7,230
3.00%, 11/01/21	4,100	4,127
3.50%, 11/01/24	15,500	15,431
		39,796
Utilities 0.7%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,821
7.38%, 11/01/22	6,000	5,730
7.63%, 11/01/24 (f)	2,100	1,937
Southern Power Co.
1.95%, 12/15/19	3,200	3,168
2.50%, 12/15/21	3,800	3,718
		27,374
Total Corporate Bonds And Notes (cost $955,509)		949,492
VARIABLE RATE SENIOR LOAN INTERESTS 0.0% (a)
Consumer Discretionary 0.0%
FCA US LLC
Term Loan B, 3.50%, 05/24/17	1,154	1,156
Total Variable Rate Senior Loan Interests (cost $1,154)		1,156
GOVERNMENT AND AGENCY OBLIGATIONS 92.3%
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corp.
Series JZ-1507, REMIC, 7.00%, 05/15/23	55	60
Series F-2266, REMIC, 1.15%, 11/15/30 (a)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	5,274	5,647
Series T-A1-75, REMIC, 0.80%, 12/25/36 (a)	420	418
Series BF-4611, REMIC, 1.10%, 06/15/41 (a)	15,980	15,954
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,503	4,616
Series T-1A1-63, REMIC, 1.74%, 02/25/45 (a)	43	44
Federal National Mortgage Association
Series 2003-KP-25, REMIC, 5.00%, 04/25/33	115	126
Series 2006-3A2-5, REMIC, 2.86%, 05/25/35 (a)	45	47
Series 2007-A1-73, REMIC, 0.82%, 07/25/37 (a)	301	295
Series 2010-FD-135, REMIC, 1.26%, 06/25/39 (a)	5,389	5,406
Series 2003-1A1-W1, REMIC, 6.50%, 12/25/42 (a)	35	39
Series 2004-5AF-W2, REMIC, 1.11%, 03/25/44 (a)	152	152
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.13%, 07/20/65 (a)	10,601	10,449
Series 2015-FB-H20, REMIC, 1.13%, 08/20/65 (a)	7,795	7,680
Series 2015-FK-H19, REMIC, 1.13%, 08/20/65 (a)	9,613	9,473
Series 2015-FC-H22, REMIC, 1.13%, 09/20/65 (a)	11,252	11,082
Series 2015-FA-H23, REMIC, 1.15%, 09/20/65 (a)	14,289	14,089
Series 2015-FM-H10, REMIC, 0.98%, 04/20/65 (a)	4,713	4,679
Series 2015-FA-H09, REMIC, 1.15%, 04/20/65 (a)	5,149	5,080
Series 2016-FG-H20, REMIC, 1.23%, 08/20/66 (a)	13,701	13,762
		109,099
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Series X1-K023, REMIC, 1.29%, 08/25/22 (a)	30,025	1,752
Mortgage-Backed Securities 52.3%
Federal Home Loan Mortgage Corp.
2.90%, 07/01/27 (a)	-	1
5.50%, 05/01/26 - 08/15/40	4,237	4,719
6.00%, 08/01/26 - 05/01/40	4,680	5,299
TBA, 4.50%, 01/15/47 (l)	13,000	13,949
TBA, 6.00%, 01/15/47 (l)	1,000	1,129
TBA, 3.50%, 02/15/47 (l)	54,000	55,176
TBA, 4.00%, 02/15/47 (l)	25,000	26,208
Federal National Mortgage Association
3.89%, 07/01/21	2,685	2,861
3.00%, 04/01/21 - 06/01/22	6,789	6,974
3.33%, 11/01/21	91	95

See accompanying Notes to Financial Statements.

139

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
3.16%, 05/01/22	12,489	12,947
2.31%, 08/01/22	4,000	3,970
4.00%, 05/01/18 - 01/01/46	30,951	32,546
4.50%, 12/01/17 - 07/01/42	18,646	19,741
2.87%, 09/01/27	2,800	2,743
3.50%, 11/01/28 - 06/01/29	8,874	9,285
6.50%, 07/01/29	-	—
TBA, 3.00%, 02/15/32 (l)	44,000	45,115
2.55%, 01/01/35 (a)	648	673
2.79%, 01/01/36 (a)	7,863	8,318
6.00%, 02/01/17 - 04/01/39	2,112	2,398
5.50%, 07/01/17 - 09/01/41	51,083	57,089
1.94%, 09/01/40 (a)	3	3
5.00%, 05/01/23 - 06/01/41	3,484	3,806
1.74%, 06/01/43 (a)	212	216
TBA, 3.00%, 01/15/47 - 02/15/47 (l)	364,000	360,915
TBA, 4.00%, 01/15/32 - 02/15/47 (l)	410,000	430,265
TBA, 5.00%, 01/15/47 (l)	23,000	25,049
TBA, 6.00%, 01/15/47 (l)	4,000	4,529
TBA, 3.50%, 01/15/32 - 02/15/47 (l)	579,000	592,592
TBA, 4.50%, 01/15/46 - 02/15/47 (l)	140,000	150,500
Government National Mortgage Association
2.13%, 05/20/26 - 05/20/30 (a)	33	35
2.00%, 02/20/27 - 02/20/32 (a)	55	57
5.00%, 02/15/38 - 07/15/41	22,814	25,145
3.00%, 11/15/44 - 07/15/45	6,361	6,431
TBA, 3.50%, 01/15/46 (l)	7,000	7,272
TBA, 3.00%, 01/15/47 (l)	3,000	3,030
TBA, 5.00%, 01/15/47 (l)	1,000	1,092
TBA, 4.00%, 01/15/47 - 02/15/47 (l)	35,500	37,648
		1,959,821
Municipal 3.3%
Bay Area Toll Authority
7.04%, 04/01/50	1,000	1,417
California Infrastructure & Economic Development Bank
6.49%, 05/15/49	1,000	1,250
California State University
6.43%, 11/01/30	1,400	1,740
California Statewide Communities Development Authority
7.55%, 05/15/40	5,500	7,138
Calleguas - Las Virgenes Public Financing Authority
5.94%, 07/01/40	1,100	1,325
Chicago Transit Authority
6.30%, 12/01/21	70	77
6.90%, 12/01/40	2,500	3,135
City of Chicago, IL
7.75%, 01/01/42	7,600	7,710
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	11,500	15,204
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,800	2,107
Iowa Tobacco Settlement Authority
6.50%, 06/01/23	130	128
Irvine Ranch Water District
6.62%, 05/01/40	16,800	21,597
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	9,000	12,842
Los Angeles Unified School District
6.76%, 07/01/34	2,100	2,818
Mississippi Development Bank
6.31%, 01/01/33	1,500	1,763
New Jersey Economic Development Authority
insured by Assured Guaranty Municipal Corp., 0.00%, 02/15/19 (m)	5,410	5,096
New Jersey State Turnpike Authority
7.41%, 01/01/40	5,500	7,943
New York State Dormitory Authority
5.05%, 09/15/27	4,700	5,367
Pennsylvania Economic Development Financing Authority
6.53%, 06/15/39	1,900	2,239
	Shares/Par†	Value
State of California
7.55%, 04/01/39	3,300	4,883
State of Iowa
6.75%, 06/01/34	4,400	4,861
Tobacco Settlement Finance Authority
7.47%, 06/01/47	1,510	1,362
University of California
6.40%, 05/15/31	5,200	6,464
Washington State Convention Center Public Facilities District
6.79%, 07/01/40	5,600	7,033
		125,499
Sovereign 2.1%
Autonomous Community of Andalusia, Spain
5.20%, 07/15/19, EUR	800	940
Banco Nacional de Desenvolvimento Economico e Social
4.13%, 09/15/17, EUR	1,000	1,072
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17 - 01/01/18, BRL (m)	123,300	34,921
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	6,959
2.63%, 12/30/20	2,800	2,795
Korea Development Bank
3.50%, 08/22/17	1,900	1,920
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,882
4.40%, 04/14/20	8,400	9,046
4.20%, 06/02/20, CAD	2,300	1,871
4.00%, 06/02/21, CAD	5,400	4,428
3.15%, 06/02/22, CAD	5,900	4,688
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	5,667
3.50%, 12/01/22, CAD	2,300	1,863
		79,052
Treasury Inflation Indexed Securities 14.2%
U.S. Treasury Inflation Indexed Note
0.63%, 07/15/21 (n) (o)	40,291	41,573
0.13%, 07/15/22 (o)	29,958	30,031
2.38%, 01/15/25 - 01/15/27 (o)	157,752	183,531
2.00%, 01/15/26 (o)	72,223	81,351
1.75%, 01/15/28 (o)	91,155	101,760
3.63%, 04/15/28 (o)	299	393
2.50%, 01/15/29 (o)	41,208	49,694
3.88%, 04/15/29 (o)	1,470	2,010
0.75%, 02/15/42 - 02/15/45 (o)	32,598	30,684
1.00%, 02/15/46 (o)	10,916	10,958
		531,985
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (n) (p)	18,500	18,383
Small Business Administration Participation Certificates
6.29%, 01/01/21	3	3
5.13%, 09/01/23	9	10
5.52%, 06/01/24	145	155
		18,551
U.S. Treasury Securities 16.9%
U.S. Treasury Bond
4.25%, 05/15/39	6,500	7,878
4.50%, 08/15/39	10,200	12,786
4.63%, 02/15/40	8,100	10,333
4.38%, 11/15/39 - 05/15/40	36,700	45,238
2.75%, 08/15/42 - 11/15/42	62,700	59,097
3.63%, 08/15/43 - 02/15/44	10,700	11,839
3.75%, 11/15/43	29,300	33,151
3.38%, 05/15/44	7,600	8,042
3.13%, 02/15/42 - 08/15/44	156,200	157,846
2.50%, 02/15/45 - 02/15/46	92,300	82,010
3.00%, 11/15/44 - 05/15/45	68,200	67,172
2.88%, 05/15/43 - 08/15/45	109,500	105,225
2.25%, 08/15/46	18,000	15,096
U.S. Treasury Note
0.63%, 09/30/17 (n)	10,248	10,233

See accompanying Notes to Financial Statements.

140

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
2.00%, 08/31/21	500	502
1.75%, 09/30/22 (n)	7,700	7,546
2.00%, 11/15/26	1,000	961
		634,955
Total Government And Agency Obligations (cost $3,488,622)		3,460,714
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (g) (k) (q)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 17.2%
Certificates of Deposit 4.2%
Barclays Bank Plc, 1.74%, 11/06/17 (a)	12,300	12,311
Barclays Bank Plc, 1.75%, 09/08/17 (a)	16,000	16,025
Credit Suisse AG, 1.75%, 09/12/17 (a)	27,600	27,637
Mitsubishi UFJ Trust & Banking Corp., 1.71%, 09/19/17 (a)	9,400	9,417
Mizuho Bank Ltd., 1.65%, 12/12/17 (a)	15,300	15,306
Natixis, 1.69%, 10/02/17 (a)	19,300	19,334
Natixis, 1.69%, 09/25/17 (a)	7,700	7,726
Norinchukin Bank, 1.59%, 10/10/17 (a)	20,000	20,047
Sumitomo Mitsui Banking Corp., 1.66%, 09/15/17 (a)	11,500	11,519
Sumitomo Mitsui Trust Bank Ltd., 1.72%, 09/18/17 (a)	18,500	18,535
		157,857
Commercial Paper 0.6%
Coca-Cola Co., 0.87%, 01/06/17 (b)	6,300	6,299
Harris Corp., 1.30%, 01/06/17	5,800	5,799
Standard Chartered Bank, 1.43%, 07/03/17 (b)	10,200	10,129
		22,227
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 0.50% (r) (s)	14,152	14,152
Treasury Securities 12.0%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/17 - 10/01/17, BRL	509,500	148,781
0.00%, 04/01/18, BRL	64,700	17,406
Japan Treasury Bill
0.00%, 01/10/17, JPY	560,000	4,792
0.00%, 02/06/17 - 03/27/17, JPY	28,320,000	242,425
U.S. Treasury Bill
0.45%, 01/12/17 - 02/09/17 (n)	8,563	8,559
0.44%, 01/19/17 - 03/09/17 (n)	6,796	6,794
0.43%, 02/02/17 (n)	15,313	15,307
0.46%, 02/23/17 (n)	5,801	5,797
0.47%, 03/02/17	42	42
0.51%, 03/16/17 (n)	281	281
		450,184
Total Short Term Investments (cost $656,313)		644,420
Total Investments 155.7% (cost $5,883,346)		5,840,571
Total Purchased Options 0.1% (cost $3,078)		2,284
Other Derivative Instruments 0.4%		14,248
Other Assets and Liabilities, Net (56.2)%		(2,106,107)
Total Net Assets 100.0%		$3,750,996

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $553,372 and 14.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(i) Perpetual security.

(j) Convertible security.

Shares/Par†	Value

(k) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $1,746,457.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) The security is a direct debt of the agency and not collateralized by mortgages.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
American Express Issuance Trust II
Series 2013-B-1, 1.15%, 03/15/18 (b)	515	$515
AmeriCredit Automobile Receivables Trust
Series 2014-A3-3, REMIC, 1.15%, 06/08/17	1,564	1,563
Chase Issuance Trust
Series 2007-C1-C1, 1.16%, 02/15/17 (b)	6,000	6,000
Series 2012-A10-A10, 0.96%, 12/15/17 (b)	3,500	3,504
CNH Equipment Trust
Series 2016-A2B-B, 1.10%, 10/15/19 (b)	2,600	2,603
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-1, 1.20%, 02/15/17	5,536	5,536
Series 2014-B-1, 1.40%, 02/15/17	4,000	4,000
Westlake Automobile Receivables Trust
Series 2016-A2B-1A, 1.75%, 09/15/17 (b) (c)	2,691	2,697
Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,417)		26,418
CORPORATE BONDS AND NOTES 4.2%
Consumer Discretionary 1.2%
ARAMARK Services Inc.
5.13%, 01/15/24	204	210
Argos Merger Sub Inc.
7.13%, 03/15/23 (c)	247	252
Beazer Homes USA Inc.
5.75%, 06/15/19	1,000	1,035
Boyd Gaming Corp.
6.88%, 05/15/23	1,033	1,110
Churchill Downs Inc.
5.38%, 12/15/21	420	436
Cinemark USA Inc.
5.13%, 12/15/22	270	278
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	523	552
Gray Television Inc.
5.88%, 07/15/26 (c)	609	604
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	669
MGP Escrow Issuer LLC
5.63%, 05/01/24 (c)	503	527
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,791
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,522
PulteGroup Inc.
4.25%, 03/01/21	1,000	1,023
PVH Corp.
4.50%, 12/15/22	229	232
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	140
Sally Holdings LLC
5.50%, 11/01/23	494	513
5.63%, 12/01/25	285	296

See accompanying Notes to Financial Statements.

141

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	423
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	2,294	2,242
Springs Industries Inc.
6.25%, 06/01/21	471	487
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,028
WideOpenWest Finance LLC
10.25%, 07/15/19	1,000	1,055
		16,425
Consumer Staples 0.4%
B&G Foods Inc.
4.63%, 06/01/21	549	560
Hearthside Group Holdings LLC
6.50%, 05/01/22 (c)	1,281	1,273
JBS Investments GmbH
7.25%, 04/03/24 (c)	2,490	2,602
Spectrum Brands Inc.
5.75%, 07/15/25	952	988
		5,423
Energy 1.0%
Antero Resources Corp.
5.13%, 12/01/22	221	223
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (c)	2,000	2,285
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (c)	1,974	2,014
Contura Energy Inc.
10.00%, 08/01/21 (d) (e)	814	869
DCP Midstream LLC
5.85%, 05/21/43 (b) (c)	500	425
Regency Energy Partners LP
5.88%, 03/01/22	876	963
5.00%, 10/01/22	81	86
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (c)	3,141	3,168
Transocean Inc.
9.00%, 07/15/23 (c)	2,000	2,050
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	2,151	2,171
		14,254
Financials 0.3%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	150	154
4.63%, 10/30/20	327	340
Altice Financing SA
6.63%, 02/15/23 (c)	500	514
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,264	1,344
Stena AB
7.00%, 02/01/24 (c)	1,498	1,327
		3,679
Health Care 0.5%
Capsugel SA
7.00%, 05/15/19 (c) (f)	460	464
Centene Corp.
6.13%, 02/15/24	460	485
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22	274	284
HCA Inc.
3.75%, 03/15/19	623	640
Hologic Inc.
5.25%, 07/15/22 (c)	401	422
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	593	621
Mallinckrodt International Finance SA
5.75%, 08/01/22 (c)	1,500	1,444
Tenet Healthcare Corp.
6.75%, 06/15/23	540	475
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (c)	1,000	948
	Shares/Par†	Value
5.88%, 05/15/23 (c)	1,000	755
		6,538
Industrials 0.2%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	840	846
Aircastle Ltd.
5.00%, 04/01/23	415	423
Bombardier Inc.
6.00%, 10/15/22 (c)	773	727
7.50%, 03/15/25 (c)	403	398
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	476	478
Meritor Inc.
6.25%, 02/15/24	500	490
		3,362
Information Technology 0.2%
Entegris Inc.
6.00%, 04/01/22 (c)	1,273	1,324
NXP BV
5.75%, 03/15/23 (c)	242	255
Sanmina Corp.
4.38%, 06/01/19 (c)	1,354	1,391
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	464	481
		3,451
Materials 0.1%
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (c)	166	166
Signode Industrial Group Lux SA
6.38%, 05/01/22 (c)	1,000	1,005
Teck Resources Ltd.
8.00%, 06/01/21 (c)	331	364
		1,535
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	624
Sprint Corp.
7.13%, 06/15/24	624	643
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	727	728
		1,995
Utilities 0.2%
AES Corp.
3.93%, 06/01/19 (b)	327	327
5.50%, 04/15/25	1,750	1,750
Dynegy Inc.
7.63%, 11/01/24	388	358
		2,435
Total Corporate Bonds And Notes (cost $58,166)		59,097
VARIABLE RATE SENIOR LOAN INTERESTS 92.5% (b)
Consumer Discretionary 26.0%
1011778 B.C. Unltd. Liability Co.
Term Loan B-2, 3.75%, 12/10/21	7,708	7,771
24 Hour Fitness Worldwide Inc.
Term Loan B, 4.75%, 05/18/21	2,925	2,892
Acosta Holdco Inc.
Term Loan, 4.25%, 09/26/21	5,870	5,716
Advantage Sales and Marketing Inc.
1st Lien Term Loan , 4.25%, 07/11/21	5,356	5,371
2nd Lien Term Loan, 7.50%, 07/10/22	900	876
AMAYA Holdings BV
1st Lien Term Loan, 0.00%, 07/29/21 (g)	1,000	1,003
1st Lien Term Loan, 5.00%, 07/29/21	5,538	5,555
AMC Entertainment Inc.
Term Loan, 3.40%, 04/30/20	2,803	2,828
American Tire Distributors Holdings Inc.
Term Loan, 5.25%, 10/01/21	3,657	3,643
ARAMARK Services Inc.
Term Loan E, 3.27%, 09/21/19	1,423	1,437
Term Loan E, 3.34%, 09/21/19	796	803
Term Loan F, 3.50%, 02/21/21	1,904	1,920

See accompanying Notes to Financial Statements.

142

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Bass Pro Group LLC
Term Loan, 4.00%, 06/05/20	5,085	5,066
Term Loan B, 5.97%, 11/15/23 - 04/01/24	10,105	10,004
Bombardier Recreational Products Inc.
Term Loan B, 3.75%, 06/30/23	3,771	3,806
Boyd Gaming Corp.
Term Loan B, 4.00%, 08/15/20	1,214	1,224
Term Loan B-2, 0.00%, 08/16/23 (g)	1,300	1,314
Term Loan B-2, 3.76%, 08/16/23	3,591	3,630
Bright Horizons Family Solutions Inc.
Term Loan B, 3.50%, 11/30/23	2,125	2,141
Burlington Coat Factory Warehouse Corp.
Term Loan B-4, 3.51%, 08/13/21	1,792	1,803
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 03/01/17 (h) (i)	3,522	4,081
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.00%, 10/11/20	6,160	6,210
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	3,091	3,109
Camelot UK Holdco Ltd.
Term Loan B, 4.75%, 09/15/23	4,488	4,538
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	2,536	2,558
Centerplate Inc.
Term Loan A, 4.75%, 11/13/19	1,455	1,446
Term Loan A, 6.50%, 11/13/19	4	4
Charter Communications Operating LLC
Term Loan E, 3.02%, 07/01/20	2,730	2,741
Term Loan F, 3.02%, 12/31/20	456	458
Term Loan I, 3.50%, 01/24/23	1,140	1,146
Citycenter Holdings LLC
Term Loan B, 4.25%, 10/09/20	3,940	3,982
Coinamatic Canada Inc.
1st Lien Term Loan, 4.25%, 05/13/22	330	330
CS Intermediate Holdco 2 LLC
Term Loan B, 3.75%, 11/02/23	1,590	1,605
CSC Holdings LLC
Term Loan, 3.88%, 10/11/24	4,934	4,983
CWGS Group LLC
Term Loan, 4.50%, 11/02/23	2,700	2,739
Dealer Tire LLC
Term Loan B, 4.75%, 12/22/21 - 10/26/23	1,715	1,740
Delta 2 Lux SARL
Term Loan B-3, 5.07%, 07/30/21	8,137	8,215
2nd Lien Term Loan, 8.07%, 07/29/22	1,250	1,257
Dynacast International LLC
Term Loan B, 4.50%, 01/28/22	884	889
Eldorado Resorts LLC
Term Loan B, 4.25%, 07/15/22	1,432	1,439
Entercom Radio LLC
Term Loan, 4.50%, 10/26/23	891	901
Term Loan, 6.25%, 10/26/23	9	9
Expro FinServices SARL
Term Loan, 5.75%, 08/11/21	3,421	2,885
FCA US LLC
Term Loan B, 3.27%, 12/31/18	1,439	1,443
FGI Operating Co. LLC
Term Loan, 5.50%, 04/19/19	2,873	2,722
Fitness International LLC
Term Loan B, 0.00%, 07/01/20 (g)	1,400	1,401
Term Loan B, 6.00%, 07/01/20	2,693	2,695
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 06/27/20	2,534	2,561
Garda World Security Corp.
Delayed Draw Term Loan, 4.00%, 11/05/20	394	394
Term Loan B, 4.00%, 11/05/20	1,541	1,541
Delayed Draw Term Loan, 5.75%, 11/05/20	1	1
Term Loan B, 5.75%, 11/05/20	4	4
Hilton Worldwide Finance LLC
Term Loan B-1, 3.50%, 09/23/20	1,171	1,181
Term Loan B-2, 3.08%, 10/25/23	3,687	3,727
Hudson's Bay Co.
Term Loan B, 4.25%, 09/30/20	1,696	1,709
iHeartCommunications Inc.
Term Loan D, 7.52%, 01/30/19	9,000	7,312
	Shares/Par†	Value
Information Resources Inc.
Term Loan B, 4.75%, 09/26/20	902	906
Term Loan B, 5.00%, 09/26/20	1,187	1,192
Term Loan B, 6.50%, 09/26/20	1,480	1,487
1st Lien Term Loan, 0.00%, 01/15/24 (g)	3,080	3,099
J. Crew Group Inc.
Term Loan B, 4.00%, 03/05/21	3,212	1,811
La Quinta Intermediate Holdings LLC
Term Loan B, 3.75%, 04/14/21	6,937	6,935
Landry's Inc.
Term Loan B, 4.00%, 09/20/23	4,500	4,541
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.50%, 12/24/21	1,750	1,736
2nd Lien Term Loan, 7.75%, 06/23/23	550	531
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.75%, 10/12/23	5,404	5,431
Live Nation Entertainment Inc.
Term Loan B-1, 3.59%, 08/14/20	2,861	2,883
Term Loan B, 3.31%, 10/26/23	878	885
LTF Merger Sub Inc.
Term Loan B, 4.25%, 01/03/22	3,869	3,890
McGraw-Hill Global Education Holdings LLC
Term Loan B, 5.00%, 05/04/22	1,966	1,966
Mediacom Illinois LLC
Term Loan F, 3.22%, 03/31/18	2,431	2,436
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.52%, 04/20/23	2,637	2,665
MGOC Inc.
Term Loan B, 4.00%, 07/30/20	4,035	4,036
Michaels Stores Inc.
Term Loan B-1, 3.75%, 01/27/23	3,785	3,827
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 10/30/23	3,591	3,616
MPG Holdco I Inc.
Term Loan B, 3.75%, 10/20/21	3,830	3,838
Neiman Marcus Group Inc.
Term Loan, 4.25%, 10/25/20	2,533	2,196
Nord Anglia Education Finance LLC
Term Loan B, 0.00%, 03/31/21 (g)	870	882
Numericable US LLC
Term Loan B-7, 5.14%, 01/08/24	3,980	4,027
Term Loan B-10, 0.00%, 01/14/25 (g)	2,000	2,016
Term Loan B-10, 4.04%, 01/14/25	2,700	2,721
Party City Holdings Inc.
Term Loan, 3.82%, 08/06/22	264	265
Term Loan, 4.24%, 08/06/22 - 08/19/22	3,410	3,440
PETCO Animal Supplies Inc.
Term Loan B-1, 5.00%, 01/22/23	3,786	3,803
Term Loan B-2, 5.14%, 01/22/23	893	898
PetSmart Inc.
Term Loan B-2, 4.00%, 03/11/22	9,611	9,635
Planet Fitness Holdings LLC
Term Loan , 4.25%, 03/31/21	2,693	2,717
ProQuest LLC
Term Loan B, 5.75%, 10/24/21	2,636	2,649
Regal Cinemas Corp.
Term Loan, 3.27%, 04/12/22	2,599	2,617
Reynolds Group Holdings Inc.
Term Loan, 4.25%, 01/20/23 - 02/21/23	10,641	10,772
Samsonite International SA
Term Loan B, 4.02%, 05/05/23	449	456
Scientific Games International Inc.
Term Loan B-1, 6.00%, 06/14/20	7,956	8,057
Term Loan B-2, 6.00%, 09/17/21 - 10/01/21	1,470	1,487
Seminole Hard Rock Entertainment Inc.
Term Loan B, 3.59%, 05/15/20	804	808
Serta Simmons Bedding LLC
1st Lien Term Loan, 0.00%, 10/21/23 (g)	1,500	1,515
1st Lien Term Loan, 4.50%, 10/21/23	6,300	6,365
ServiceMaster Co.
Term Loan B, 3.27%, 11/08/23	8,300	8,321
Sinclair Television Group Inc.
Term Loan B, 3.00%, 04/19/20	853	852
Term Loan B-1, 3.52%, 07/30/21	739	739
Term Loan B-2, 0.00%, 01/06/24 (g) (j)	799	798

See accompanying Notes to Financial Statements.

143

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Sophia LP
Term Loan B, 4.75%, 09/20/22	2,677	2,702
SRAM LLC
Term Loan B, 4.00%, 04/10/20	3,186	3,167
Term Loan B, 5.75%, 04/10/20	43	43
Station Casinos LLC
Term Loan B, 3.75%, 05/24/23	3,134	3,171
Term Loan B, 0.00%, 06/08/23 (g)	1,400	1,417
TI Group Automotive Systems LLC
Term Loan, 4.50%, 06/25/22	3,555	3,593
Trader Corp.
Term Loan, 5.00%, 08/10/23	1,800	1,820
Travelport Finance (Luxembourg) SARL
Term Loan B, 0.00%, 09/02/21 (g)	2,000	2,018
Term Loan B, 5.00%, 09/02/21	3,356	3,386
Tribune Media Co.
Term Loan, 3.77%, 12/27/20	4,322	4,353
Univision Communications Inc.
Term Loan C-3, 4.00%, 03/01/20	3,686	3,704
Term Loan C-4, 4.00%, 03/01/20	8,851	8,896
USAGM HoldCo LLC
Incremental Delayed Draw Term Loan, 4.50%, 07/28/22	265	267
Incremental Term Loan, 5.50%, 07/28/22	2,628	2,647
USI Inc.
Term Loan B, 4.25%, 12/27/19	3,805	3,821
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.25%, 05/15/22	1,886	1,884
WaveDivision Holdings LLC
Term Loan B, 4.00%, 08/08/19	4,963	4,989
Weight Watchers International Inc.
Term Loan B-2, 4.00%, 04/02/20	980	809
Term Loan B-2, 4.10%, 04/02/20	2,821	2,327
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	8,169	8,250
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.25%, 03/19/21	3,900	3,936
WMG Acquisition Corp.
Term Loan C, 3.75%, 11/01/23	3,761	3,790
Yum! Brands Inc.
1st Lien Term Loan B, 3.49%, 06/01/23	3,582	3,629
Ziggo Financing Partnership
Term Loan B-1, 3.50%, 01/15/22	2,219	2,228
Term Loan B-2A , 3.50%, 01/15/22	1,315	1,320
Term Loan B-3, 3.70%, 01/15/22	409	410
		367,083
Consumer Staples 4.0%
AdvancePierre Foods Inc.
Term Loan, 4.00%, 05/26/23	1,204	1,222
Albertsons LLC
Term Loan B-4, 3.77%, 08/25/21	1,827	1,847
Term Loan B-5, 4.25%, 12/21/22	1,771	1,793
Term Loan B-6, 4.06%, 06/22/23	3,262	3,301
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.50%, 11/01/19	6,876	6,937
Coty Inc.
Term Loan B, 3.09%, 10/27/22	1,061	1,063
Del Monte Foods Inc.
1st Lien Term Loan, 4.25%, 01/26/21	1,940	1,775
1st Lien Term Loan, 6.00%, 01/26/21	5	5
2nd Lien Term Loan, 8.45%, 07/26/21	500	377
Dole Food Co. Inc.
Term Loan B, 4.50%, 10/25/18	1,099	1,104
Term Loan B, 4.55%, 10/25/18	495	497
Term Loan B, 4.75%, 10/25/18	495	497
Term Loan B, 4.76%, 10/25/18	495	497
Term Loan B, 6.25%, 10/25/18	2	2
Galleria Co.
Term Loan B, 3.75%, 10/21/22	1,133	1,138
Hearthside Group Holdings LLC
Term Loan, 4.50%, 04/23/21	1,852	1,871
Hostess Brands LLC
1st Lien Term Loan, 0.00%, 08/03/22 (g)	1,000	1,010
1st Lien Term Loan, 4.00%, 08/03/22	3,024	3,053
	Shares/Par†	Value
JBS USA LLC
Incremental Term Loan, 3.75%, 09/22/20	2,910	2,934
Term Loan B, 4.00%, 10/30/22	3,260	3,287
Keurig Green Mountain Inc.
Term Loan B, 5.31%, 02/09/23	1,730	1,754
Term Loan B, 5.25%, 03/03/23	730	740
Nature's Bounty Co.
Term Loan B, 5.00%, 05/09/23	3,593	3,619
Oak Tea Inc.
Term Loan B-1, 3.25%, 07/02/21	520	523
Portillo's Holdings LLC
1st Lien Term Loan, 5.50%, 08/01/21	2,932	2,918
Rite Aid Corp.
2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,008
Smart & Final Stores LLC
1st Lien Term Loan, 4.25%, 11/15/22	1,020	1,017
1st Lien Term Loan, 4.50%, 11/15/22	1,680	1,675
Supervalu Inc.
Term Loan B, 5.50%, 03/21/19	1,410	1,419
US Foods Inc.
Term Loan B, 3.77%, 06/27/23	6,773	6,841
		56,724
Energy 3.7%
Astoria Energy LLC
Term Loan B, 5.00%, 12/18/21	3,181	3,160
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.75%, 05/12/21	700	684
Drillships Financing Holding Inc.
Term Loan B-1, 6.00%, 03/31/21	5,051	3,253
Drillships Ocean Ventures Inc.
Term Loan B, 5.50%, 07/18/21	4,409	3,465
EFS Cogen Holdings I LLC
Term Loan B, 4.50%, 06/30/23	2,757	2,777
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.75%, 07/23/22	900	897
Energy Transfer Equity LP
Term Loan, 3.39%, 11/15/19	5,000	5,000
Term Loan, 0.00%, 12/02/19 (g)	1,800	1,808
Term Loan, 4.14%, 12/02/19	1,673	1,680
EP Energy LLC
Term Loan, 9.75%, 06/30/21	2,288	2,388
Floatel International Ltd.
Term Loan B, 6.00%, 05/22/20	2,917	2,345
Jonah Energy LLC
2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,158
McJunkin Red Man Corp.
Term Loan, 5.00%, 11/14/19	1,579	1,585
Peabody Energy Corp.
Term Loan B, 0.00%, 09/20/20 (e) (h) (i)	1,875	1,821
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (e) (h) (i) (j)	3,360	76
Samson Investment Co.
2nd Lien Term Loan, 0.00%, 09/25/18 (e) (h) (i)	4,350	1,098
Seadrill Partners Finco LLC
Term Loan B, 4.00%, 02/12/21	4,669	3,179
TEX Operations Co. LLC
Term Loan B, 5.00%, 08/04/23	5,586	5,650
Term Loan C, 5.00%, 08/04/23	1,274	1,288
TPF II Power LLC
Term Loan B, 5.00%, 09/26/21	4,365	4,399
Western Refining Inc.
Term Loan B, 5.25%, 11/25/20	2,910	2,923
		51,634
Financials 7.1%
Acrisure LLC
Term Loan B, 5.75%, 11/03/23	2,282	2,307
AlixPartners LLP
Term Loan B, 4.00%, 07/28/22	2,761	2,780
Alliant Holdings I Inc.
Term Loan B, 4.75%, 07/27/22	4,708	4,729
Altice US Finance I Corp.
Term Loan B, 3.88%, 01/21/25	1,000	1,010

See accompanying Notes to Financial Statements.

144

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Americold Realty Operating Partnership LP
Term Loan B, 5.75%, 12/01/22	896	904
AmWINS Group LLC
Term Loan B, 4.75%, 09/06/19	3,451	3,485
Asurion LLC
Term Loan B-1, 5.00%, 05/24/19	622	627
Term Loan B-2, 4.25%, 06/20/20	1,831	1,845
2nd Lien Term Loan, 8.50%, 03/03/21	920	934
Term Loan B-4, 5.00%, 07/29/22	4,706	4,766
Term Loan B-5, 4.75%, 10/31/23	2,805	2,843
BATS Global Markets Inc.
Term Loan B, 4.27%, 06/20/23	668	671
Capital Automotive LP
Term Loan B, 4.00%, 04/19/19	2,300	2,322
2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,285
Clipper Acquisitions Corp.
Term Loan B, 3.18%, 02/06/20	1,252	1,249
Communications Sales & Leasing Inc.
Term Loan B, 4.50%, 10/20/22	3,645	3,694
DTZ US Borrower LLC
1st Lien Term Loan, 4.25%, 11/04/21	7,787	7,824
Duff & Phelps Investment Management Co.
Term Loan B, 4.75%, 04/23/20	906	912
Duke Finance LLC
Term Loan, 7.00%, 10/28/21	1,786	1,785
ESH Hospitality Inc.
Term Loan B, 3.77%, 08/16/23	2,747	2,778
Term Loan B, 3.75%, 08/17/23	1,200	1,213
Guggenheim Partners LLC
Term Loan, 3.50%, 07/22/23	2,508	2,527
Term Loan, 5.50%, 07/22/23	6	6
Harbourvest Partners LLC
Term Loan, 3.38%, 02/04/21	1,055	1,054
HUB International Ltd.
Term Loan B, 4.00%, 09/17/20	5,801	5,841
INEOS US Finance LLC
Term Loan, 3.75%, 05/04/18	4,600	4,609
Term Loan, 4.25%, 03/31/22	1,768	1,788
LPL Holdings Inc.
Extended Term Loan B, 4.25%, 03/09/21	3,842	3,873
National Financial Partners Corp.
Term Loan B, 6.25%, 07/01/20	5,121	5,162
NFP Corp.
Term Loan B, 0.00%, 01/06/24 (g)	5,280	5,320
Realogy Corp.
Term Loan B, 3.77%, 07/20/22	2,281	2,291
Sheridan Investment Partners II LP
Term Loan A, 4.44%, 12/16/20	227	181
Term Loan B, 4.44%, 12/16/20	1,629	1,300
Term Loan M, 4.44%, 12/16/20	85	67
Stena International SARL
Term Loan B, 4.00%, 02/24/21	2,425	2,122
Sterigenics-Nordion Holdings LLC
Term Loan B, 4.25%, 05/15/22	5,145	5,161
UPC Financing Partnership
Term Loan AN, 4.08%, 08/31/24	6,750	6,817
		100,082
Health Care 12.4%
Acadia Healthcare Co. Inc.
Term Loan B, 0.00%, 02/11/22 (g)	2,000	2,015
Acadia HealthCare Co. Inc.
Term Loan B-2, 3.76%, 02/16/23	574	579
Akorn Inc.
Term Loan B, 5.25%, 04/16/21	2,386	2,416
Alliance Healthcare Services Inc.
Term Loan B, 4.25%, 06/03/19	2,865	2,817
Amneal Pharmaceuticals LLC
Term Loan, 4.50%, 11/01/19	3,127	3,132
Term Loan, 6.25%, 11/01/19	2	2
ATI Holdings Acquisition Inc.
Term Loan, 0.00%, 05/10/23 (g)	1,000	1,013
Term Loan, 7.25%, 05/10/23	1,791	1,813
Auris Luxembourg III SARL
Term Loan B-4, 4.25%, 01/14/22	2,653	2,666
	Shares/Par†	Value
BPA Laboratories Inc.
1st Lien Term Loan, 3.39%, 04/29/20 (e) (j)	1,028	894
2nd Lien Term Loan, 3.39%, 04/29/20 (e)	894	593
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	2,764	2,770
Catalent Pharma Solutions Inc.
Term Loan B, 3.75%, 05/08/21	2,681	2,697
CHG Healthcare Services Inc.
Term Loan B, 4.75%, 05/26/23	893	902
Term Loan B, 0.00%, 06/07/23 (g)	2,810	2,839
Community Health Systems Inc.
Term Loan G, 3.75%, 12/14/19	7,234	7,003
Term Loan H, 4.00%, 01/27/21	5,231	5,056
Concentra Inc.
1st Lien Term Loan, 4.00%, 05/09/22	3,400	3,409
1st Lien Term Loan, 5.75%, 05/09/22	1	1
Concordia International Corp.
Term Loan, 5.25%, 10/20/21	1,802	1,398
DaVita HealthCare Partners Inc.
Term Loan B, 3.52%, 06/20/21	2,550	2,571
DJO Finance LLC
Term Loan, 4.25%, 06/24/20 - 06/27/20	3,773	3,616
DPx Holdings BV
Incremental Term Loan, 4.25%, 03/11/21	3,885	3,911
Emdeon Business Services LLC
Term Loan B-2, 3.75%, 11/17/18	6,384	6,394
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/24/22	1,700	1,707
Term Loan B, 3.81%, 06/24/22	5,487	5,511
Envision Healthcare Corp.
Term Loan, 6.00%, 05/05/18	3,167	3,165
Term Loan B-2, 6.25%, 10/28/22	1,325	1,326
Term Loan B, 0.00%, 11/17/23 (g)	2,100	2,120
Term Loan B, 4.00%, 11/17/23	2,400	2,423
ExamWorks Group Inc.
Term Loan, 4.75%, 06/17/23	2,693	2,708
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 4.75%, 10/27/23	2,494	2,519
Greatbatch Ltd.
Term Loan B, 5.25%, 10/13/22	3,153	3,166
HCA Inc.
Term Loan B-6, 3.78%, 03/18/23	2,200	2,226
Term Loan B-6, 4.02%, 03/18/23	3,797	3,842
Term Loan B-7, 3.52%, 02/05/24	444	449
IASIS Healthcare LLC
Term Loan B-2, 4.50%, 02/20/20	4,766	4,721
InVentiv Health Inc.
Term Loan B, 4.75%, 09/29/23	3,742	3,773
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22 - 08/18/22	6,991	7,063
Kindred Healthcare Inc.
Term Loan, 4.25%, 04/09/21	6,883	6,868
Kinetic Concepts Inc.
Term Loan F-1, 5.00%, 11/04/20	6,523	6,534
Mallinckrodt International Finance SA
Term Loan B, 3.50%, 03/14/21	4,396	4,402
MMM Holdings Inc.
Term Loan, 9.75%, 10/23/17	519	503
MPH Acquisition Holdings LLC
Term Loan B, 0.00%, 06/07/23 (g)	4,500	4,575
Term Loan B, 5.00%, 06/07/23	4,176	4,245
MSO of Puerto Rico Inc.
Term Loan, 9.75%, 10/23/17	426	413
National Surgical Hospitals Inc.
Term Loan, 4.50%, 05/14/22 (j)	2,189	2,189
Ortho-Clinical Diagnostics Inc.
Term Loan B, 4.75%, 06/30/21	6,711	6,646
Prestige Brands Inc.
Term Loan B-3, 3.50%, 09/03/21	2,009	2,022
Quintiles IMS Inc.
Term Loan B, 3.50%, 03/17/21	3,766	3,788
Quorum Health Corp.
Term Loan B, 6.75%, 04/22/22	2,763	2,703
RPI Finance Trust
Term Loan B-5, 3.50%, 10/14/22	4,252	4,299

See accompanying Notes to Financial Statements.

145

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Select Medical Corp.
Term Loan B, 0.00%, 06/01/18 (g)	2,200	2,229
Term Loan B, 6.00%, 06/01/18 - 03/03/21	2,380	2,412
Term Loan B, 7.75%, 03/03/21	1	1
Surgical Care Affiliates Inc.
Incremental Term Loan B, 3.75%, 03/17/22	2,658	2,673
US Renal Care Inc.
Term Loan B, 5.25%, 11/17/22	5,287	4,930
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.25%, 12/11/19 - 07/08/20	3,509	3,498
Vizient Inc.
Term Loan B, 5.00%, 10/07/23	2,192	2,222
		174,378
Industrials 11.5%
Advanced Disposal Services Inc.
Term Loan B-3, 3.50%, 11/10/23	5,479	5,524
AerCap Holdings NV
Term Loan B, 0.00%, 10/31/22 (g)	4,533	4,551
Air Canada
Term Loan B, 3.61%, 09/22/23	2,700	2,716
Air Medical Group Holdings Inc.
Term Loan B, 4.25%, 04/14/22	4,590	4,579
Term Loan B-1, 5.00%, 04/28/22	498	505
Allflex Holdings III Inc.
1st Lien Term Loan, 4.25%, 06/15/20	2,902	2,912
Allison Transmission Inc.
Term Loan B-3, 3.26%, 08/08/19	865	875
American Airlines Inc.
Term Loan, 3.26%, 06/27/20	4,851	4,873
Term Loan B, 3.26%, 04/28/23	1,800	1,809
Ameriforge Group Inc.
1st Lien Term Loan, 5.00%, 12/19/19 (e)	2,411	1,248
2nd Lien Term Loan, 8.75%, 12/19/20 (e)	500	71
Axalta Coating Systems US Holdings Inc.
Term Loan B-1, 3.50%, 02/03/20	3,694	3,729
Brand Energy & Infrastructure Services Inc.
Term Loan B, 4.75%, 11/21/20 - 11/26/20	2,405	2,396
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.00%, 12/15/20 - 12/18/20	4,893	4,902
Builders Firstsource Inc.
Term Loan B, 4.75%, 07/31/22	3,585	3,616
Capsugel Holdings US Inc.
Term Loan B, 4.00%, 08/01/18	743	745
Commercial Barge Line Co.
1st Lien Term Loan, 9.75%, 11/06/20	3,544	3,308
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, 10/03/23	5,000	5,063
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.25%, 06/25/22	3,555	3,575
DigitalGlobe Inc.
Term Loan B, 0.00%, 12/22/23 (g)	2,640	2,657
Term Loan B, 3.51%, 12/22/23	880	886
EWT Holdings III Corp.
1st Lien Term Loan, 4.75%, 01/10/21	2,494	2,508
Filtration Group Corp.
1st Lien Term Loan, 4.25%, 11/14/20	4,910	4,942
Delayed Draw Term Loan, 0.00%, 11/21/20 (g)	2,353	2,358
Flying Fortress Inc.
Term Loan, 3.50%, 06/30/17	667	669
Gardner Denver Inc.
Term Loan, 4.25%, 07/31/20	91	90
Term Loan, 4.57%, 07/31/20	2,901	2,869
Gates Global Inc.
Term Loan B, 4.25%, 06/12/21	7,135	7,135
Generac Power Systems Inc.
Term Loan B, 3.60%, 05/31/18	3,396	3,424
Harbor Freight Tools USA Inc.
Term Loan B, 4.14%, 08/16/23	4,005	4,058
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	4,482	4,566
HD Supply Inc.
Incremental Term Loan B-1, 3.75%, 08/13/23	2,662	2,673
Incremental Term Loan B-2, 3.75%, 10/16/23	1,097	1,105
	Shares/Par†	Value
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.25%, 06/25/21	5,348	5,376
KAR Auction Services Inc.
Term Loan B-3, 4.50%, 03/06/23	2,233	2,261
Kenan Advantage Group Inc.
Term Loan, 4.00%, 07/22/22	1,981	1,985
Term Loan B, 4.00%, 07/31/22	608	610
LS Newco Pty Ltd.
Term Loan B, 5.00%, 05/21/22 (j)	1,602	1,622
Milacron LLC
Term Loan B, 4.25%, 09/28/20	1,783	1,796
Navistar International Corp.
Term Loan B, 6.50%, 08/06/20	1,782	1,802
North American Lifting Holdings Inc.
1st Lien Term Loan, 5.50%, 11/27/20	1,608	1,382
Novelis Inc.
Term Loan B, 4.02%, 06/05/22	5,566	5,596
On Assignment Inc.
Term Loan, 3.52%, 06/05/22	1,431	1,445
OSG Bulk Ships Inc.
Term Loan, 5.25%, 07/22/19	2,318	2,257
Otter Products LLC
Term Loan, 5.75%, 05/30/20 (j)	1,725	1,703
Paragon Offshore Finance Co.
Term Loan B, 0.00%, 07/18/21 (e) (h) (i)	1,185	435
Ply Gem Industries Inc.
Term Loan, 4.00%, 01/30/21	600	605
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.75%, 06/18/21	2,680	2,692
1st Lien Term Loan, 0.00%, 05/02/22 (g)	2,000	2,029
Incremental Term Loan B-1, 4.75%, 05/02/22	2,145	2,172
Safway Group Holding LLC
Term Loan B, 5.75%, 08/19/23	2,494	2,528
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.75%, 02/11/21	3,855	3,861
Southwire Co.
Term Loan, 3.25%, 02/11/21	2,854	2,875
Summit Materials Cos. I LLC
Term Loan B, 4.00%, 06/25/22	836	843
TransDigm Inc.
Term Loan C, 3.77%, 02/28/20	669	673
Term Loan C, 4.00%, 02/28/20	2,970	2,990
Term Loan E, 3.75%, 05/13/22	2,065	2,081
TransUnion LLC
Term Loan B-2, 3.52%, 04/09/21	4,863	4,902
United Airlines Inc.
Term Loan B, 3.27%, 04/01/19	1,871	1,878
US Airways Group Inc.
Term Loan B-1, 3.50%, 05/23/19	2,870	2,876
USIC Holdings Inc.
1st Lien Term Loan, 4.75%, 12/02/23	2,610	2,625
XPO Logistics Inc.
Term Loan B-2, 4.25%, 11/01/21	1,914	1,937
		162,774
Information Technology 10.2%
Abacus Innovations Corp.
Term Loan B, 3.52%, 06/09/23	1,800	1,816
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.25%, 10/14/23	4,860	4,904
2nd Lien Term Loan, 9.25%, 10/14/24	2,610	2,662
Applied Systems Inc.
1st Lien Term Loan, 4.00%, 01/15/21	1,131	1,140
2nd Lien Term Loan, 7.50%, 01/15/22	989	998
Aristocrat Technologies Inc.
Term Loan B, 3.63%, 10/20/21	1,969	1,987
Avago Technologies Cayman Ltd.
Term Loan B-3, 3.70%, 02/01/23	4,927	4,994
Avast Software BV
Term Loan B, 5.00%, 08/03/22	1,778	1,803
BMC Software Finance Inc.
Term Loan, 5.00%, 08/15/20	4,661	4,649
CCC Information Services Inc.
Term Loan, 4.00%, 12/20/19	1,898	1,898

See accompanying Notes to Financial Statements.

146

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
CDW LLC
Term Loan B, 3.00%, 08/17/23	2,784	2,798
CommScope Inc.
Term Loan B-5, 3.27%, 05/27/22	2,617	2,639
Compucom Systems Inc.
Term Loan B, 4.25%, 05/07/20 (e)	1,295	997
Cypress Semiconductor Corp.
Term Loan B, 6.50%, 06/15/21	1,778	1,815
Dell Inc.
Term Loan B, 4.02%, 06/02/23	6,400	6,505
DTI Holdco Inc.
Term Loan B, 6.25%, 09/30/23	2,700	2,660
EVO Payments International LLC
1st Lien Term Loan, 0.00%, 12/08/23 (g)	3,000	3,015
First Data Corp.
Term Loan, 3.76%, 03/24/21 - 07/08/22	8,362	8,454
Global Payments Inc.
Term Loan B, 3.27%, 04/22/23	1,398	1,410
Go Daddy Operating Co. LLC
Term Loan B, 4.25%, 05/05/21	3,898	3,935
GTT Communications Inc.
Term Loan B, 0.00%, 12/13/23 (g)	660	669
Infor US Inc.
Term Loan B-3, 3.75%, 05/23/20	463	463
Term Loan B-5, 3.75%, 06/03/20	5,967	5,972
Kronos Inc.
1st Lien Term Loan, 5.00%, 10/20/23	3,600	3,642
LTS Buyer LLC
1st Lien Term Loan, 4.25%, 04/13/20	6,742	6,774
M/A-Com Technology Solutions Holdings Inc.
Term Loan, 4.63%, 05/07/21	987	996
MA FinanceCo LLC
Term Loan B, 4.52%, 11/19/21	2,602	2,632
Magic Newco LLC
1st Lien Term Loan, 5.00%, 12/01/18	2,542	2,563
Micron Technology Inc.
Term Loan, 4.52%, 04/26/22	896	908
Microsemi Corp.
Term Loan B, 3.75%, 12/17/22	706	713
Mitel US Holdings Inc.
Term Loan, 5.50%, 05/15/22	2,420	2,443
NXP BV
Term Loan F, 3.27%, 12/07/20	1,675	1,683
ON Semiconductor Corp.
Incremental Term Loan, 4.02%, 03/31/23	3,591	3,635
Presidio Inc.
Term Loan, 5.25%, 02/02/22	2,538	2,563
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 10/26/23	5,400	5,465
RCN Grande
1st Lien Term Loan, 0.00%, 12/09/23 (g)	2,904	2,922
Riverbed Technology Inc.
Term Loan, 4.25%, 04/22/22	2,195	2,208
Rovi Solutions Corp.
Term Loan B, 3.77%, 07/02/21	2,437	2,455
Sabre Inc.
Term Loan B, 4.00%, 02/19/19	2,541	2,567
Incremental Term Loan, 4.50%, 02/19/19	2,793	2,804
Skillsoft Corp.
1st Lien Term Loan, 5.84%, 04/22/21	2,119	1,928
2nd Lien Term Loan, 9.34%, 04/22/22	1,000	744
SS&C Technologies Inc.
Term Loan B, 4.00%, 06/28/22	2,756	2,792
Term Loan B-2, 4.00%, 06/28/22	273	276
Term Loan B, 4.02%, 07/08/22	209	211
Term Loan B-2, 4.02%, 07/08/22	30	30
SunGard Availability Services Capital Inc.
Term Loan B, 6.00%, 03/25/19	1,496	1,445
SurveyMonkey Inc.
Term Loan B, 6.25%, 02/07/19 (j)	2,832	2,864
Veritas US Inc.
Term Loan B-1, 6.63%, 01/27/23	2,233	2,060
Vertafore Inc.
1st Lien Term Loan, 4.75%, 06/16/23	818	820
	Shares/Par†	Value
Western Digital Corp.
Term Loan B-1, 4.52%, 04/29/23	6,567	6,668
WEX Inc.
Term Loan B, 4.27%, 06/16/23	2,686	2,722
Zebra Technologies Corp.
Term Loan B, 3.43%, 10/27/21	5,339	5,397
		143,113
Materials 10.3%
A. Schulman Inc.
Term Loan B, 4.00%, 05/11/22	392	392
Allnex (Luxembourg) & Cy S.C.A.
Term Loan B-2, 5.00%, 06/02/23 (j)	1	1
Term Loan B-2, 5.13%, 06/02/23 (j)	512	515
Allnex USA Inc.
Term Loan B-3, 5.13%, 06/02/23 (j)	386	388
American Builders & Contractors Supply Co.
Term Loan B, 3.52%, 09/22/23	2,852	2,877
Anchor Glass Container Corp.
1st Lien Term Loan, 4.25%, 11/22/23	2,249	2,266
Arch Coal Inc.
Term Loan, 10.00%, 10/05/21	491	497
Ardagh Holdings USA Inc.
Incremental Term Loan, 4.00%, 12/17/21	3,605	3,642
Berlin Packaging LLC
1st Lien Term Loan , 4.50%, 09/24/21	898	904
Berry Plastics Holding Corp.
Term Loan D, 3.50%, 02/08/20	5,826	5,866
BWAY Holding Co. Inc.
Term Loan B, 5.50%, 08/07/20	6,104	6,115
Term Loan B, 6.50%, 08/07/20	113	113
Chemours Co.
Term Loan B, 3.75%, 05/09/22	2,904	2,884
Chromaflo Technologies Corp.
Term Loan B-1, 5.00%, 11/03/23	98	98
Term Loan B-2, 5.00%, 11/03/23	127	128
Consolidated Container Co. LLC
Term Loan, 5.00%, 07/03/19	1,911	1,921
Coveris Holdings SA
Term Loan B, 4.50%, 04/24/19	603	606
Emerald Performance Materials LLC
1st Lien Term Loan, 4.50%, 07/23/21	1,634	1,643
1st Lien Term Loan, 6.25%, 08/01/21	1	1
Fairmount Santrol Inc.
Term Loan B-2, 4.50%, 09/05/19	1,845	1,788
Flex Acquisition Co. Inc.
Term Loan, 8.00%, 12/15/17 (j)	1,670	1,666
1st Lien Term Loan, 0.00%, 12/15/23 (g)	4,020	4,053
Flint Group GmbH
Term Loan C, 4.50%, 09/07/21	485	487
Flint Group US LLC
1st Lien Term Loan B-2, 4.50%, 09/07/21	2,936	2,947
FMG Resources August 2006 Pty Ltd.
Term Loan B, 3.75%, 06/30/19	2,965	2,971
Forterra Inc.
Term Loan B, 4.50%, 10/30/23	6,500	6,568
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	1,358	1,366
Gemini HDPE LLC
Term Loan B, 4.75%, 08/04/21	2,637	2,661
Headwaters Inc.
Term Loan B, 4.00%, 03/24/22	1,655	1,663
Houghton International Inc.
Term Loan B, 4.25%, 12/13/19	2,208	2,227
2nd Lien Term Loan, 9.75%, 12/20/20 (j)	1,000	995
Huntsman International LLC
Term Loan B-2, 3.78%, 04/01/23	1,666	1,682
Term Loan B-2, 3.96%, 04/01/23	4,483	4,525
Klockner-Pentaplast of America Inc.
1st Lien Term Loan, 4.25%, 04/28/20	1,863	1,875
Term Loan, 4.25%, 04/28/20	796	801
Kraton Polymers LLC
Term Loan B, 6.00%, 01/06/22	5,000	5,053
Kronos Worldwide Inc.
Term Loan, 4.00%, 02/12/20	973	980

See accompanying Notes to Financial Statements.

147

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
MacDermid Inc.
Term Loan, 5.00%, 10/13/23	2,284	2,312
Nexeo Solutions LLC
Term Loan, 5.25%, 06/10/23	3,483	3,509
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.00%, 07/31/22	1,797	1,797
Platform Specialty Products Corp.
Term Loan B-5, 4.50%, 06/07/20	1,165	1,177
PQ Corp.
Term Loan, 5.25%, 11/04/22	2,767	2,800
Quikrete Holdings Inc.
1st Lien Term Loan, 0.00%, 11/03/23 (g)	570	575
1st Lien Term Loan, 4.00%, 11/03/23	9,000	9,083
Rexnord LLC
Term Loan B, 3.75%, 08/21/23	7,860	7,888
SIG Combibloc US Acquisition Inc.
Term Loan, 4.00%, 02/03/22	5,971	6,014
Signode Industrial Group US Inc.
Term Loan B, 3.75%, 05/08/21	5,493	5,534
Solenis International LP
1st Lien Term Loan, 4.25%, 07/02/21 - 07/31/21	3,275	3,279
2nd Lien Term Loan, 7.75%, 07/02/22	1,350	1,320
Summit Materials Cos. I LLC
Term Loan B, 4.00%, 06/25/22	1,841	1,856
Tank Holding Corp.
Term Loan, 5.25%, 07/06/19	1,906	1,879
Term Loan, 7.00%, 07/06/19	18	18
TricorBraun Inc.
1st Lien Term Loan, 4.75%, 11/29/23	3,273	3,303
Trinseo Materials Operating SCA
Term Loan B, 4.25%, 11/01/21	2,659	2,686
Tronox Pigments (Netherlands) BV
Term Loan, 4.50%, 02/08/18 - 03/22/20	2,663	2,672
Univar Inc.
Term Loan, 4.25%, 06/25/22	7,099	7,159
Wilsonart LLC
Term Loan, 0.00%, 12/14/23 (g)	2,640	2,661
Term Loan, 4.50%, 12/14/23	1,760	1,774
		144,461
Telecommunication Services 4.8%
Consolidated Communications Inc.
Term Loan B, 0.00%, 09/29/23 (g)	800	804
Term Loan B, 4.00%, 09/29/23	2,798	2,813
Global Tel*Link Corp.
2nd Lien Term Loan, 9.00%, 11/20/20	1,000	969
Hargray Communications Group Inc.
Incremental Term Loan, 4.75%, 06/26/19	3,136	3,170
Intelsat Jackson Holdings SA
Term Loan B-2, 3.75%, 06/30/19	9,628	9,296
Level 3 Financing Inc.
Term Loan, 4.00%, 08/01/19	500	507
Term Loan B, 4.00%, 01/14/20	7,200	7,294
Term Loan B-2, 3.50%, 05/31/22	2,700	2,730
SBA Senior Finance II LLC
Term Loan B-1, 3.27%, 03/24/21	5,043	5,065
Telenet International Finance SARL
Temr Loan AF, 3.70%, 01/31/25	9,000	9,066
Telesat Canada
Term Loan B-3, 4.50%, 11/09/23	7,000	7,090
T-Mobile USA Inc.
Term Loan B, 3.52%, 11/03/22	619	626
Vertafore Inc.
1st Lien Term Loan, 4.75%, 06/17/23	82	82
Virgin Media Investment Holdings Ltd.
Term Loan I, 0.00%, 12/07/23 (g)	6,500	6,525
West Corp.
Term Loan B-14, 3.24%, 06/17/21	935	936
Term Loan B-12, 3.27%, 06/17/23	3,281	3,285
Windstream Corp.
Term Loan B-6, 4.75%, 03/29/21	3,474	3,495
Zayo Group LLC
Term Loan B, 3.75%, 07/14/19	4,431	4,475
		68,228
	Shares/Par†	Value
Utilities 2.5%
APLP Holdings Ltd. Partnership
Term Loan B, 6.00%, 04/13/23	2,947	2,981
Calpine Construction Finance Co. LP
Term Loan B-1, 3.02%, 05/03/20	965	963
Term Loan B-2, 3.27%, 01/03/22	965	964
Calpine Corp.
Term Loan B-5, 3.75%, 05/23/22	3,546	3,559
Term Loan B-6, 3.75%, 01/15/23	792	796
Dayton Power & Light Co.
Term Loan B, 4.01%, 08/18/22	900	911
Dynegy Inc.
Term Loan, 5.00%, 06/27/23	3,380	3,421
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.25%, 06/30/17	12,500	12,572
NRG Energy Inc.
Term Loan B, 3.75%, 06/14/23	3,708	3,742
Talen Energy Supply LLC
Term Loan B, 6.00%, 10/18/23	4,000	4,050
Vistra Operations Co. LLC
Term Loan B-2, 4.00%, 12/14/23	1,580	1,600
		35,559
Total Variable Rate Senior Loan Interests (cost $1,315,468)		1,304,036
PREFERRED STOCKS 0.0%
Energy 0.0%
Alpha Natural Resources Holdings Inc. - Series A (j)	18	326
Alpha Natural Resources Inc. - Series A (h) (j)	18	84
Vantage Drilling International (e) (h) (k)	3	340
Total Preferred Stocks (cost $303)		750
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Money Market Fund, 0.34% (l) (m)	57,951	57,951
Total Short Term Investments (cost $57,951)		57,951
Total Investments 102.7% (cost $1,458,305)		1,448,252
Other Derivative Instruments (0.0)%		(36)
Other Assets and Liabilities, Net (2.7)%		(38,178)
Total Net Assets 100.0%		$1,410,038

(a) The Fund had an unfunded commitment at December 31, 2016. See Unfunded Commitments in the Notes to Financial Statements.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $43,264 and 3.1%, respectively.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(g) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(j) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	8,406	$8,721

See accompanying Notes to Financial Statements.

148

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,369	1,420
Series 2012-B-2, 5.50%, 10/29/20	1,583	1,640
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,545	4,510
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,903)		16,291
CORPORATE BONDS AND NOTES 76.9%
Consumer Discretionary 18.1%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (b)	4,000	3,400
Altice SA
7.63%, 02/15/25 (a) (b)	8,000	8,400
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (a)	2,074	2,121
AmeriGas Partners LP
5.50%, 05/20/25	8,000	8,080
ARAMARK Services Inc.
5.13%, 01/15/24	849	876
4.75%, 06/01/26 (a)	4,571	4,525
Argos Merger Sub Inc.
7.13%, 03/15/23 (a) (b)	6,484	6,614
BC Mountain LLC
7.00%, 02/01/21 (a)	6,279	5,620
Beazer Homes USA Inc.
7.50%, 09/15/21	11,000	11,275
8.75%, 03/15/22 (a)	2,772	2,994
CCO Holdings LLC
5.13%, 02/15/23	6,000	6,165
5.38%, 05/01/25 (a)	12,000	12,360
5.75%, 02/15/26 (a)	2,326	2,407
5.88%, 05/01/27 (a)	6,000	6,225
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (a) (b) (c)	5,159	2,115
Churchill Downs Inc.
5.38%, 12/15/21	6,004	6,229
Clear Channel Communications Inc.
14.00%, 02/01/21 (b) (c)	8,995	3,429
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,320
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,654
5.00%, 03/15/23	7,000	6,965
7.75%, 07/01/26	3,000	3,382
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/19 (a)	7,250	7,268
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (a)	3,529	3,811
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	1,007
5.50%, 09/15/24 (a)	2,182	2,204
General Motors Co.
4.00%, 04/01/25	6,000	5,872
Gibson Brands Inc.
8.88%, 08/01/18 (a)	9,418	8,712
GLP Capital LP
4.88%, 11/01/20	3,000	3,150
5.38%, 11/01/23 - 04/15/26	4,176	4,421
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	2,730	2,812
Gray Television Inc.
5.13%, 10/15/24 (a)	1,917	1,855
5.88%, 07/15/26 (a)	8,000	7,940
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	853	827
iHeartCommunications Inc.
10.00%, 01/15/18 (b)	5,000	3,725
9.00%, 03/01/21	4,000	2,960
10.63%, 03/15/23 (b)	5,000	3,775
JC Penney Corp. Inc.
5.88%, 07/01/23 (a)	3,059	3,155
	Shares/Par†	Value
Jo-Ann Stores Holdings Inc.
9.75%, 10/15/19 (a) (b) (c)	6,316	6,016
KB Home
7.63%, 05/15/23	7,000	7,332
KFC Holding Co.
5.00%, 06/01/24 (a)	1,900	1,940
5.25%, 06/01/26 (a)	2,199	2,232
L Brands Inc.
5.63%, 10/15/23	7,000	7,542
Landry's Inc.
6.75%, 10/15/24 (a)	6,260	6,354
LG FinanceCo Corp.
5.88%, 11/01/24 (a)	7,000	7,105
Limited Brands Inc.
6.63%, 04/01/21	3,000	3,367
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,510
4.88%, 11/01/24 (a)	4,542	4,553
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,340
MDC Partners Inc.
6.50%, 05/01/24 (a) (b)	8,523	7,671
Men's Wearhouse Inc.
7.00%, 07/01/22	5,000	4,900
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26 (a)	4,444	4,266
MGP Escrow Issuer LLC
5.63%, 05/01/24 (a)	1,677	1,757
Michaels Stores Inc.
5.88%, 12/15/20 (a)	3,000	3,090
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	6,000	6,120
National CineMedia LLC
5.75%, 08/15/26	3,000	3,045
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (d)	7,626	8,007
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	4,027	4,025
Netflix Inc.
4.38%, 11/15/26 (a)	15,000	14,550
New Cotai LLC
10.63%, 05/01/19 (a) (c)	10,959	8,219
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	9,793
Performance Food Group Inc.
5.50%, 06/01/24 (a)	825	831
PVH Corp.
4.50%, 12/15/22	6,807	6,909
Radio Systems Corp.
8.38%, 11/01/19 (a)	900	938
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	1,438	1,537
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,313
5.63%, 12/01/25	3,000	3,120
Schaeffler Finance BV
4.25%, 05/15/21 (a)	8,077	8,239
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (c)	1,600	1,616
4.50%, 09/15/23 (a) (c)	800	782
4.75%, 09/15/26 (a) (c)	6,000	5,790
Scientific Games International Inc.
6.63%, 05/15/21	3,350	2,831
10.00%, 12/01/22	3,000	2,985
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,114
Shingle Springs Tribal Gaming Authority
9.75%, 09/01/21 (a)	2,500	2,719
Sinclair Television Group Inc.
5.13%, 02/15/27 (a)	3,500	3,325
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	8,797
Springs Industries Inc.
6.25%, 06/01/21	2,353	2,435

See accompanying Notes to Financial Statements.

149

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Starz LLC
5.00%, 09/15/19	5,000	5,050
Tempur Sealy International Inc.
5.50%, 06/15/26	5,715	5,744
Tenneco Inc.
5.00%, 07/15/26	5,751	5,643
Tops Holding LLC
8.00%, 06/15/22 (a)	5,216	4,486
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	8,000	7,960
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (a) (b)	5,000	5,137
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (a)	10,263	9,958
Wave Holdco LLC
8.25%, 07/15/19 (a) (c)	6,471	6,568
WideOpenWest Finance LLC
10.25%, 07/15/19	4,000	4,220
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,475
Wyndham Worldwide Corp.
5.10%, 10/01/25 (e)	2,781	2,927
		429,833
Consumer Staples 3.3%
BI-LO LLC
8.63%, 09/15/18 (a) (c)	5,333	3,360
Century Intermediate Holding Co. 2
9.75%, 02/15/19 (a) (c)	6,851	6,800
Constellation Brands Inc.
3.88%, 11/15/19	2,041	2,113
4.75%, 11/15/24 - 12/01/25	2,421	2,568
Energizer SpinCo Inc.
5.50%, 06/15/25 (a)	4,347	4,358
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	8,517	8,464
JBS Investments GmbH
7.25%, 04/03/24 (a) (b)	10,760	11,244
NBTY Inc.
7.63%, 05/15/21 (a)	2,474	2,561
Post Holdings Inc.
6.00%, 12/15/22 (a)	3,564	3,724
8.00%, 07/15/25 (a)	3,292	3,687
5.00%, 08/15/26 (a)	5,971	5,717
Revlon Consumer Products Corp.
6.25%, 08/01/24	4,118	4,221
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,272
6.13%, 04/01/23 (a)	4,310	4,633
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	4,941
Sun Merger Sub Inc.
5.25%, 08/01/18 (a)	273	276
5.88%, 08/01/21 (a)	963	1,004
US Foods Inc.
5.88%, 06/15/24 (a)	5,935	6,128
		79,071
Energy 13.4%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	13,011	13,466
American Energy - Woodford LLC
9.00%, 09/15/22 (f) (g) (h)	5,000	2,150
Antero Resources Corp.
5.13%, 12/01/22	2,000	2,020
5.00%, 03/01/25 (a)	8,889	8,694
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	4,000	4,570
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	4,000	4,140
Cenovus Energy Inc.
4.45%, 09/15/42	6,857	5,927
Chaparral Energy Inc.
0.00%, 11/15/22 (i) (j)	18,486	16,545
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	13,920	14,203
	Shares/Par†	Value
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (b)	8,000	8,644
CITGO Holding Inc.
10.75%, 02/15/20 (a)	4,000	4,290
Concho Resources Inc.
4.38%, 01/15/25 (b)	7,456	7,441
Continental Resources Inc.
4.50%, 04/15/23	6,000	5,880
3.80%, 06/01/24	4,000	3,690
DCP Midstream LLC
5.85%, 05/21/43 (a) (k)	3,000	2,550
Denbury Resources Inc.
5.50%, 05/01/22	9,819	8,567
Diamondback Energy Inc.
5.38%, 05/31/25 (a) (b)	9,613	9,668
Energy Transfer Equity LP
5.50%, 06/01/27	1,350	1,316
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,614
4.90%, 03/15/35	4,625	4,316
EnLink Midstream Partners LP
4.40%, 04/01/24	8,000	7,940
Enquest Plc
7.00%, 04/15/22 (c) (f) (g)	10,634	7,710
Ensco Plc
5.20%, 03/15/25 (b)	6,833	5,901
EP Energy LLC
6.38%, 06/15/23 (b)	4,735	3,741
8.00%, 11/29/24 (a)	8,000	8,598
Gulfport Energy Corp.
6.38%, 05/15/25 (a)	4,000	4,051
Halcon Resources Corp.
12.00%, 02/15/22 (a)	5,000	5,450
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,003
Ithaca Energy Inc.
8.13%, 07/01/19 (f) (g)	8,000	7,980
MPLX LP
4.88%, 06/01/25	898	922
Nabors Industries Inc.
5.50%, 01/15/23 (a)	4,383	4,564
Noble Holding International Ltd.
4.63%, 03/01/21 (b)	1,382	1,327
7.75%, 01/15/24 (b)	2,500	2,352
ONEOK Inc.
7.50%, 09/01/23	3,000	3,450
Parsley Energy LLC
5.38%, 01/15/25 (a)	4,335	4,350
PBF Logistics LP
6.88%, 05/15/23	5,172	5,081
Petroleos Mexicanos
5.38%, 03/13/22 (a)	6,000	6,144
Precision Drilling Corp.
7.75%, 12/15/23 (a)	1,809	1,908
5.25%, 11/15/24	6,150	5,750
RSP Permian Inc.
5.25%, 01/15/25 (a)	4,140	4,161
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,730	2,928
5.88%, 06/30/26 (a)	17,500	18,856
5.00%, 03/15/27 (a)	9,423	9,505
SESI LLC
7.13%, 12/15/21	5,250	5,342
SM Energy Co.
6.50%, 01/01/23	3,000	3,049
5.00%, 01/15/24	5,786	5,453
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,302
6.13%, 10/15/21	596	626
6.25%, 10/15/22	9,000	9,540
5.25%, 01/15/25	3,697	3,776
Transocean Inc.
9.00%, 07/15/23 (a) (b)	7,000	7,175
7.50%, 04/15/31	3,000	2,535

See accompanying Notes to Financial Statements.

150

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	14,000	14,131
Weatherford International Plc
9.88%, 02/15/24 (a)	3,000	3,197
Western Gas Partners LP
5.45%, 04/01/44	1,380	1,419
		317,908
Financials 7.9%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	484	497
Ally Financial Inc.
3.50%, 01/27/19	2,000	2,010
3.75%, 11/18/19	3,000	3,013
4.13%, 03/30/20	6,000	6,120
4.63%, 05/19/22	5,000	5,056
5.75%, 11/20/25	12,500	12,469
Altice Financing SA
6.63%, 02/15/23 (a)	10,000	10,275
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (d)	6,000	6,270
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (d) (l)	4,000	4,161
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (d)	8,501	8,748
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,771
3.88%, 10/15/21	6,000	5,902
CommScope Technologies Finance LLC
6.00%, 06/15/25 (a)	6,726	7,130
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (d)	3,520	3,426
Glencore Funding LLC
4.13%, 05/30/23 (a)	2,000	2,013
4.63%, 04/29/24 (a)	5,000	5,112
Goldman Sachs Group Inc.
5.30%, (callable at 100 beginning 11/10/26) (d)	2,727	2,615
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,087
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	12,000	12,247
Morgan Stanley
2.63%, 11/17/21	10,000	9,870
2.28%, 10/24/23 (k)	6,000	6,067
Navient Corp.
4.88%, 06/17/19	6,000	6,210
5.88%, 03/25/21	5,000	5,187
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	1,947	1,932
Nielsen Finance LLC
5.00%, 04/15/22 (a)	5,625	5,723
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,721
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (b) (d) (l)	1,996	1,891
Stena AB
7.00%, 02/01/24 (a) (b)	12,000	10,628
Washington Mutual Bank
0.00%, 06/15/11 (h) (i) (j)	1,500	3
WaveDivision Escrow LLC
8.13%, 09/01/20 (a)	2,182	2,269
ZF North America Capital Inc.
4.00%, 04/29/20 (a) (b)	3,334	3,467
4.75%, 04/29/25 (a)	5,000	5,087
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	5,820
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	8,250	8,042
		186,839
Health Care 8.4%
Abbott Laboratories
3.75%, 11/30/26	8,000	7,940
	Shares/Par†	Value
Acadia Healthcare Co. Inc.
6.50%, 03/01/24	174	178
Capsugel SA
7.00%, 05/15/19 (a) (c)	4,026	4,061
Centene Corp.
4.75%, 05/15/22	6,524	6,589
6.13%, 02/15/24	3,876	4,084
4.75%, 01/15/25	1,208	1,179
Community Health Systems Inc.
8.00%, 11/15/19 (b)	5,000	4,150
6.88%, 02/01/22	6,000	4,170
Concordia International Corp.
9.00%, 04/01/22 (a) (b)	6,000	5,085
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a)	10,000	8,875
Endo Finance Co.
5.75%, 01/15/22 (a)	4,947	4,403
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (a)	1,683	1,742
4.75%, 10/15/24 (a)	1,143	1,154
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22	5,000	5,175
HCA Inc.
3.75%, 03/15/19	3,115	3,201
6.50%, 02/15/20	4,000	4,376
7.50%, 02/15/22	3,000	3,405
4.75%, 05/01/23	9,739	9,970
5.88%, 05/01/23	6,000	6,375
5.38%, 02/01/25	10,000	10,025
5.25%, 06/15/26	2,273	2,350
4.50%, 02/15/27	8,000	7,860
HealthSouth Corp.
5.75%, 11/01/24	5,143	5,207
Hologic Inc.
5.25%, 07/15/22 (a)	2,674	2,814
IASIS Healthcare LLC
8.38%, 05/15/19	6,800	5,916
Immucor Inc.
11.13%, 08/15/19	2,400	2,256
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	2,849	2,984
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	4,975
Lifepoint Health Inc.
5.50%, 12/01/21	1,500	1,560
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (b)	9,653	9,291
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,311	1,350
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,176
Surgical Care Affiliates Inc.
6.00%, 04/01/23 (a)	3,500	3,614
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,680
7.50%, 01/01/22 (a)	1,222	1,274
8.13%, 04/01/22	7,855	7,411
6.75%, 06/15/23	15,000	13,200
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	4,237
5.63%, 12/01/21 (a)	7,000	5,425
5.50%, 03/01/23 (a)	3,598	2,699
5.88%, 05/15/23 (a)	8,000	6,040
6.13%, 04/15/25 (a)	3,402	2,556
		199,012
Industrials 5.7%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	2,880	2,900
Advanced Disposal Services Inc.
5.63%, 11/15/24 (f) (g)	5,000	4,975
Aircastle Ltd.
5.13%, 03/15/21	6,000	6,390
5.00%, 04/01/23	4,298	4,384

See accompanying Notes to Financial Statements.

151

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	4,040
BC Luxco 1 SA
7.38%, 01/29/20 (a)	3,818	3,837
Bombardier Inc.
8.75%, 12/01/21 (a)	2,500	2,653
6.00%, 10/15/22 (a)	4,000	3,760
6.13%, 01/15/23 (a)	1,872	1,785
7.50%, 03/15/25 (a)	10,000	9,880
Builders FirstSource Inc.
10.75%, 08/15/23 (a)	4,000	4,590
5.63%, 09/01/24 (a)	1,903	1,913
CNH Industrial NV
4.50%, 08/15/23	8,722	8,613
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	5,937	6,145
GFL Environmental Inc.
9.88%, 02/01/21 (a)	3,471	3,818
Hertz Corp.
5.50%, 10/15/24 (a) (b)	2,727	2,383
International Lease Finance Corp.
8.25%, 12/15/20	1,516	1,766
8.63%, 01/15/22	3,000	3,604
Masco Corp.
3.50%, 04/01/21	4,000	4,010
Meritor Inc.
6.75%, 06/15/21	3,000	3,068
6.25%, 02/15/24	5,000	4,900
Navistar International Corp.
8.25%, 11/01/21	8,250	8,332
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	5,211	5,673
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	5,250	5,486
TransDigm Inc.
6.38%, 06/15/26 (a)	545	560
United Rentals North America Inc.
5.88%, 09/15/26	3,428	3,527
5.50%, 05/15/27	2,000	1,985
VistaJet Malta Finance Plc
7.75%, 06/01/20 (f) (g)	11,500	7,935
Waterjet Holdings Inc.
7.63%, 02/01/20 (a)	2,547	2,604
West Corp.
5.38%, 07/15/22 (a)	9,719	9,391
		134,907
Information Technology 2.6%
Entegris Inc.
6.00%, 04/01/22 (a)	4,772	4,963
First Data Corp.
5.75%, 01/15/24 (a)	7,000	7,223
IMS Health Inc.
5.00%, 10/15/26 (a)	2,375	2,381
Micron Technology Inc.
5.25%, 08/01/23 (a)	3,000	3,011
5.63%, 01/15/26 (a)	5,000	4,956
NXP BV
4.13%, 06/01/21 (a)	4,000	4,130
3.88%, 09/01/22 (a)	5,000	5,062
5.75%, 03/15/23 (a)	1,565	1,651
Sanmina Corp.
4.38%, 06/01/19 (a)	8,397	8,628
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,422
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	2,787	2,888
ViaSat Inc.
6.88%, 06/15/20	10,000	10,300
Western Digital Corp.
10.50%, 04/01/24 (a)	5,000	5,912
		62,527
Materials 6.9%
Anglo American Capital Plc
4.13%, 09/27/22 (a)	4,601	4,636
	Shares/Par†	Value
4.88%, 05/14/25 (a)	1,399	1,418
ArcelorMittal
7.25%, 02/25/22 (b) (m)	2,368	2,670
ARD Finance SA
7.13%, 09/15/23 (a) (c)	8,000	7,900
Ardagh Packaging Finance Plc
6.75%, 01/31/21 (a)	3,000	3,090
7.25%, 05/15/24 (a)	5,000	5,269
Ball Corp.
4.38%, 12/15/20	6,558	6,853
Berry Plastics Corp.
5.13%, 07/15/23	6,000	6,105
BMC East LLC
5.50%, 10/01/24 (a)	939	937
Cemex SAB de CV
7.25%, 01/15/21 (a) (b)	2,500	2,663
5.70%, 01/11/25 (a) (b)	8,000	8,060
Coveris Holdings SA
7.88%, 11/01/19 (a)	10,318	10,241
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	8,400	8,526
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (a) (b)	13,000	13,487
Freeport-McMoRan Inc.
3.10%, 03/15/20 (b)	8,000	7,800
6.50%, 11/15/20 (f) (g)	3,000	3,083
3.55%, 03/01/22 (b)	4,000	3,720
3.88%, 03/15/23	1,005	922
4.55%, 11/14/24 (b)	7,000	6,562
5.40%, 11/14/34	8,000	6,720
Hexion US Finance Corp.
8.88%, 02/01/18	7,000	6,965
Kraton Polymers LLC
10.50%, 04/15/23 (a)	1,111	1,253
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,000	2,015
PaperWorks Industries Inc.
9.50%, 08/15/19 (a)	9,000	7,785
Platform Specialty Products Corp.
10.38%, 05/01/21 (a)	1,763	1,953
6.50%, 02/01/22 (a) (b)	3,000	3,023
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	4,000	3,960
Scotts Miracle-Gro Co.
6.00%, 10/15/23 (a)	2,457	2,598
5.25%, 12/15/26 (a)	568	568
Signode Industrial Group Lux SA
6.38%, 05/01/22 (a)	4,000	4,020
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	5,760
Teck Resources Ltd.
8.00%, 06/01/21 (a)	663	729
3.75%, 02/01/23 (b)	3,000	2,835
8.50%, 06/01/24 (a) (b)	704	811
Trinseo Materials Operating SCA
6.75%, 05/01/22 (a)	2,916	3,062
Vale Overseas Ltd.
6.25%, 08/10/26 (b)	6,000	6,240
		164,239
Real Estate 0.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,723
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	1,600	1,616
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,377
		11,716
Telecommunication Services 8.2%
Altice Finco SA
9.88%, 12/15/20 (a) (b)	3,979	4,198
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	2,078
5.63%, 04/01/25	12,750	12,112

See accompanying Notes to Financial Statements.

152

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	4,230
Cogent Communications Group Inc.
5.38%, 03/01/22 (a)	3,000	3,098
Frontier Communications Corp.
11.00%, 09/15/25	15,000	15,487
9.00%, 08/15/31	6,000	5,115
Hughes Satellite Systems Corp.
5.25%, 08/01/26 (a)	2,896	2,838
6.63%, 08/01/26 (a)	2,896	2,910
Intelsat Jackson Holdings Ltd.
7.25%, 04/01/19	4,500	3,780
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (b)	6,000	4,575
5.50%, 08/01/23	9,250	6,233
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,137
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,011
5.38%, 05/01/25	5,000	5,100
5.25%, 03/15/26 (a)	8,000	7,920
Neptune Finco Corp.
10.88%, 10/15/25 (a)	6,000	7,140
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,774
SBA Communications Corp.
4.88%, 07/15/22	3,000	3,045
SES Global Americas Holdings GP
5.30%, 03/25/44 (a)	5,000	4,275
Sprint Capital Corp.
6.90%, 05/01/19	4,000	4,235
6.88%, 11/15/28	3,000	2,963
Sprint Corp.
7.88%, 09/15/23	3,000	3,203
7.13%, 06/15/24	18,000	18,540
Sprint Nextel Corp.
6.00%, 11/15/22	10,000	10,075
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	5,818	5,829
Telesat Canada
8.88%, 11/15/24 (a)	5,591	5,829
T-Mobile USA Inc.
6.84%, 04/28/23	654	701
6.00%, 04/15/24	5,000	5,269
6.50%, 01/15/24 - 01/15/26	9,000	9,687
Windstream Corp.
6.38%, 08/01/23 (b)	5,000	4,462
Windstream Services LLC
7.50%, 06/01/22 (b)	5,000	4,900
Zayo Group LLC
6.00%, 04/01/23	14,111	14,675
		195,424
Utilities 1.9%
AES Corp.
3.93%, 06/01/19 (b) (k)	1,589	1,589
5.50%, 04/15/25	18,000	18,000
Calpine Corp.
5.75%, 01/15/25	3,000	2,895
Dynegy Inc.
7.63%, 11/01/24 (b)	774	714
8.00%, 01/15/25 (a) (b)	11,220	10,463
FirstEnergy Corp.
4.25%, 03/15/23 (e)	1,005	1,038
GenOn Americas Generation LLC
8.50%, 10/01/21	8,990	7,507
NRG Energy Inc.
6.63%, 01/15/27 (a)	2,273	2,148
		44,354
Total Corporate Bonds And Notes (cost $1,798,303)		1,825,830
VARIABLE RATE SENIOR LOAN INTERESTS 9.5% (k)
Consumer Discretionary 3.6%
AMAYA Holdings BV
1st Lien Term Loan, 5.00%, 07/29/21	6,755	6,776
2nd Lien Term Loan, 5.00%, 07/28/22	956	952
	Shares/Par†	Value
AMC Entertainment Inc.
Incremental Term Loan, 3.51%, 12/15/22	2,124	2,143
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	19,980	19,780
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/28/18 (i) (j)	2,113	2,449
Caesars Growth Properties Holdings LLC
Term Loan, 6.25%, 04/10/21	4,641	4,669
Cowlitz Tribal Gaming Authority
Term Loan, 11.50%, 12/01/21	13,490	14,468
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.50%, 12/24/21	2,700	2,678
2nd Lien Term Loan, 7.75%, 06/23/23	1,300	1,255
Lions Gate Entertainment Corp.
1st Lien Term Loan, 3.75%, 10/12/23	3,745	3,764
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	1,778	1,797
MGOC Inc.
Term Loan B, 4.00%, 07/31/20	5,572	5,573
Serta Simmons Bedding LLC
2nd Lien Term Loan, 8.00%, 10/21/24	5,333	5,351
UFC Holdings LLC
1st Lien Term Loan, 5.00%, 07/22/23	1,100	1,113
2nd Lien Term Loan, 8.50%, 07/26/24	3,800	3,900
WideOpenWest Finance LLC
Term Loan B, 4.50%, 08/17/23	7,980	8,058
Yonkers Racing Corp.
2nd Lien Term Loan, 8.75%, 08/19/20	500	499
		85,225
Consumer Staples 0.2%
Keurig Green Mountain Inc.
Term Loan B, 5.31%, 02/09/23	2,575	2,610
Nature's Bounty Co.
Term Loan B, 5.00%, 05/05/23	1,493	1,503
		4,113
Energy 0.7%
Drillships Financing Holding Inc.
Term Loan B-1, 6.00%, 03/31/21	4,688	3,019
Drillships Ocean Ventures Inc.
Term Loan B, 5.50%, 07/18/21	1,691	1,329
Jonah Energy LLC
2nd Lien Term Loan, 7.50%, 05/07/21	6,800	6,381
Seventy Seven Operating LLC
Term Loan B, 0.00%, 06/18/21 (g) (i) (j)	1,173	1,157
TEX Operations Co. LLC
Term Loan B, 5.00%, 08/04/23	4,469	4,520
Term Loan C, 5.00%, 08/04/23	1,019	1,031
		17,437
Financials 0.3%
Asurion LLC
Term Loan B-2, 4.34%, 06/20/20	2,181	2,198
Toys R Us Property Co. I LLC
Term Loan B, 6.00%, 08/21/19	5,892	5,735
		7,933
Health Care 0.6%
CBS Radio Inc.
Term Loan B, 4.50%, 10/06/23	3,804	3,837
Endo Luxembourg Finance Co. I SARL
Term Loan B, 3.75%, 06/30/22	3,960	3,977
InVentiv Health Inc.
Term Loan B, 5.25%, 09/29/23	6,316	6,368
Jaguar Holding Co. II
Term Loan B, 4.25%, 08/05/22	997	1,008
		15,190
Industrials 1.0%
Advanced Disposal Services Inc.
Term Loan B-3, 3.50%, 10/27/23	2,114	2,132
Commercial Barge Line Co.
1st Lien Term Loan, 9.75%, 11/06/20	7,989	7,456
Harsco Corp.
Term Loan B, 6.00%, 10/27/23	4,781	4,871
Prime Security Services Borrower LLC
Incremental Term Loan B-1, 4.75%, 04/21/22	1,735	1,757

See accompanying Notes to Financial Statements.

153

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
TransDigm Inc.
Term Loan D, 3.84%, 05/22/21	6,922	6,969
		23,185
Information Technology 0.8%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.25%, 10/14/23	5,000	5,045
2nd Lien Term Loan, 8.25%, 10/14/24	5,000	5,100
Dell Inc.
Term Loan B, 4.00%, 06/02/23	2,900	2,948
Rackspace Hosting Inc.
1st Lien Term Loan, 4.50%, 10/26/23	3,800	3,846
Western Digital Corp.
Term Loan B-1, 4.50%, 04/29/23	2,809	2,852
		19,791
Materials 1.0%
Flex Acquisition Co. Inc.
Term Loan, 8.00%, 12/15/17 (h)	7,500	7,481
1st Lien Term Loan, 5.00%, 12/15/23	1,370	1,381
Forterra Inc.
Term Loan B, 3.75%, 10/30/23	5,417	5,474
Kraton Polymers LLC
Term Loan B, 6.00%, 01/06/22	5,000	5,053
Solenis International LP
2nd Lien Term Loan, 7.69%, 07/02/22	3,500	3,421
		22,810
Telecommunication Services 0.3%
Windstream Corp.
Delayed Draw Term Loan, 0.00%, 03/29/21 (n)	4,935	4,941
Term Loan B-6, 4.75%, 03/29/21	1,645	1,655
		6,596
Utilities 1.0%
Dynegy Inc.
Term Loan, 5.00%, 06/27/23	6,000	6,072
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.25%, 06/30/17	6,055	6,090
Talen Energy Supply LLC
Term Loan B, 6.00%, 10/18/23	8,710	8,819
Vistra Operations Co. LLC
Term Loan B-2, 0.00%, 12/12/23 (n)	3,000	3,038
		24,019
Total Variable Rate Senior Loan Interests (cost $221,518)		226,299
GOVERNMENT AND AGENCY OBLIGATIONS 1.8%
U.S. Treasury Securities 1.8%
U.S. Treasury Bond
3.00%, 05/15/45	5,000	4,921
U.S. Treasury Note
1.50%, 08/15/26	40,000	36,730
Total Government And Agency Obligations (cost $44,246)		41,651
PREFERRED STOCKS 0.9%
Energy 0.5%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	10,010
Vantage Drilling International (g) (i) (l)	14	1,417
		11,427
Financials 0.4%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/17) (d) (i) (j)	50	378
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (d) (i) (j)	519	4,152
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (d)	182	4,554
		9,084
Total Preferred Stocks (cost $22,277)		20,511
OTHER EQUITY INTERESTS 0.2%
GenOn Energy Inc. Escrow (b) (i) (o)	8,000	5,460
Quicksilver Resources Inc. Escrow (h) (i) (o)	53,443	—
Quicksilver Resources Inc. Escrow (h) (i) (o)	10,557	—
Stone Container Finance Co. of Canada II Escrow (h) (i) (o)	1,375	—
Vantage Drilling Co. Escrow (b) (g) (h) (i) (o)	8,119	—
Total Other Equity Interests (cost $8,147)		5,460
	Shares/Par†	Value
COMMON STOCKS 5.4%
Consumer Discretionary 1.8%
AMC Networks Inc. - Class A (i)	120	6,281
DISH Network Corp. - Class A (i)	120	6,952
Home Interior Gift Inc. (h) (i)	429	—
MGM Resorts International (i)	375	10,811
Michaels Cos. Inc. (i)	225	4,601
Party City Holdco Inc. (b) (i)	105	1,491
Sally Beauty Holdings Inc. (i)	240	6,341
ServiceMaster Global Holdings Inc. (i)	190	7,157
		43,634
Consumer Staples 0.6%
B&G Foods Inc.	200	8,760
Snyders-Lance Inc.	151	5,776
		14,536
Energy 0.4%
MPLX LP	87	3,019
Prairie Provident Resources Inc. (f) (g) (i)	224	121
Titan Energy LLC (i)	75	1,805
Williams Partners LP	130	4,944
		9,889
Financials 0.6%
JPMorgan Chase & Co.	110	9,492
Wells Fargo & Co.	100	5,511
		15,003
Health Care 0.4%
DaVita Inc. (i)	80	5,136
Hologic Inc. (i)	60	2,407
Valeant Pharmaceuticals International Inc. (i)	75	1,089
		8,632
Industrials 0.3%
Builders FirstSource Inc. (i)	350	3,839
Nielsen Holdings Plc	50	2,098
		5,937
Information Technology 0.2%
EchoStar Corp. - Class A (i)	80	4,111
New Cotai LLC (g) (h) (i)	-	738
		4,849
Materials 0.9%
Freeport-McMoRan Inc. - Class B (i)	270	3,561
Huntsman Corp.	400	7,632
Ingevity Corp. (i)	10	549
LyondellBasell Industries NV - Class A	90	7,761
WestRock Co.	60	3,046
		22,549
Real Estate 0.2%
Outfront Media Inc.	151	3,766
Total Common Stocks (cost $114,337)		128,795
INVESTMENT COMPANIES 1.6%
Eaton Vance Senior Floating-Rate Trust	300	4,419
Invesco Senior Income Trust	805	3,734
Kayne Anderson MLP Investment Co. (b)	199	3,899
PIMCO Floating Rate Strategy Fund	400	3,796
SPDR Barclays High Yield Bond ETF (b)	600	21,870
Total Investment Companies (cost $38,552)		37,718
SHORT TERM INVESTMENTS 7.7%
Investment Companies 2.0%
JNL Money Market Fund, 0.34% (p) (q)	47,653	47,653
Securities Lending Collateral 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (q)	134,385	134,385
Total Short Term Investments (cost $182,038)		182,038
Total Investments 104.7% (cost $2,445,321)		2,484,593
Other Derivative Instruments (0.0)%		(177)
Other Assets and Liabilities, Net (4.7)%		(110,909)
Total Net Assets 100.0%		$2,373,507

See accompanying Notes to Financial Statements.

154

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Shares/Par†	Value

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $950,353 and 40.0%, respectively.

(b) All or portion of the security was on loan.

(c) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d) Perpetual security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(k) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(l) Convertible security.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(n) This variable rate senior loan will settle after December 31, 2016, at which time the interest rate will be determined.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.2%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	2,128	$2,207
Series 2013-A-2, 4.95%, 01/15/23	1,342	1,431
Series 2016-AA-2, 3.20%, 06/15/28	3,086	3,001
American Express Credit Account Master Trust
Series 2014-A-4, 1.43%, 11/15/17	10,000	10,016
American Express Credit Account Secured Note Trust
Series 2012-A-4, 0.94%, 10/16/17 (b)	7,900	7,900
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,529
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	2,914	2,913
Ascentium Equipment Receivables LLC
Series 2015-B-1A, 2.26%, 06/10/21 (a)	403	405
Ascentium Equipment Receivables Trust
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	980	982
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	480	480
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	5,060	5,312
BA Credit Card Trust
Series 2015-A-A1, 1.03%, 01/16/18 (b)	11,269	11,284
Banc of America Commercial Mortgage Trust
Series 2007-A4-4, REMIC, 5.75%, 07/10/17 (b)	481	487
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	1,987
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (b)	278	283
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (b)	1,227	1,248
	Shares/Par†	Value
Capital One Multi-Asset Execution Trust
Series 2007-A5-A5, 0.74%, 09/15/17 (b)	4,000	3,996
Series 2016-A1-A1, 1.15%, 04/15/19 (b)	5,714	5,737
Series 2016-A3-A3, 1.34%, 06/17/19	5,000	4,943
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	4,132	4,132
Series 2016-A2B-1, 1.23%, 04/15/19 (b)	3,963	3,969
Chase Issuance Trust
Series 2012-A2-A2, 0.97%, 05/15/17 (b)	4,185	4,187
Series 2015-A2-A2, 1.59%, 02/15/18	5,975	5,992
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (c) (d)	2,309	2,290
Citibank Credit Card Issuance Trust
Series 2014-A4-A4, 1.23%, 04/24/17	1,829	1,830
Series 2013-A4-A4, 1.18%, 07/24/18 (b)	1,522	1,527
Citigroup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	2,131	2,138
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,897	1,895
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	672	672
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	489	507
Series 2012-A-1, 4.15%, 04/11/24	1,709	1,756
Series 2012-A-2, 4.00%, 10/29/24	1,505	1,539
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,544
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	8,500	8,501
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	696
Series 2015-A3-1, 1.30%, 03/23/20 (a)	1,565	1,565
Series 2015-B-1, 1.81%, 03/23/20 (a)	967	968
Delta Air Lines Inc. Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	1	1
Series 2010-A-2, 4.95%, 05/23/19	112	117
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,262
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,014
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-1, 1.20%, 02/15/17	11,695	11,695
Series 2014-A1-4, 1.40%, 08/15/17	7,370	7,375
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,782	2,779
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	2,391	2,379
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.71%, 04/12/17 (b)	1,062	1,069
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,994	2,012
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	3,234	3,261
Kubota Credit Owner Trust
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	1,555	1,557
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	6,021	6,013
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.28%, 05/15/18 (a) (b)	4,219	4,232
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.90%, 07/11/17 (b)	3,083	3,131
Morgan Stanley Re-REMIC Trust
Series 2009-A4A-GG10, RE-REMIC, 5.99%, 04/12/17 (a) (b)	1,142	1,145
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	552	547
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 0.92%, 04/16/18 (b)	5,898	5,899
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	5,035
Sierra Receivables Funding Co. LLC
Series 2012-A-1A, 2.84%, 05/20/19 (a)	181	181
Series 2012-A-2A, 2.38%, 03/20/29 (a)	98	98

See accompanying Notes to Financial Statements.

155

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
United Airlines Inc. Pass-Through Trust
Series 2009-A-2, 9.75%, 01/15/17	23	23
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,325
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	2,860	2,856
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,007)		183,855
CORPORATE BONDS AND NOTES 39.8%
Consumer Discretionary 3.1%
A&E Television Networks LLC
3.11%, 08/22/19 (d) (e)	1,000	1,020
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (a)	1,435	1,440
Charter Communications Operating LLC
6.38%, 10/23/35	2,435	2,776
6.83%, 10/23/55	1,755	2,054
Comcast Corp.
3.40%, 07/15/46	2,498	2,177
General Motors Co.
3.50%, 10/02/18	4,600	4,691
5.00%, 04/01/35	1,325	1,290
5.20%, 04/01/45	1,145	1,102
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	373	362
Home Depot Inc.
2.13%, 09/15/26	3,383	3,116
KFC Holding Co.
5.00%, 06/01/24 (a)	594	607
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	1,498	1,528
NAI Entertainment Holdings
5.00%, 08/01/18 (a)	228	231
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	1,589	1,668
Netflix Inc.
4.38%, 11/15/26 (a)	3,234	3,137
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	1,456	1,509
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,131
Numericable Group SA
5.38%, 05/15/22, EUR (a)	375	413
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (h)	1,100	1,111
4.75%, 09/15/26 (a) (h)	644	621
Scientific Games International Inc.
7.00%, 01/01/22 (a)	1,022	1,096
Seminole Indian Tribe of Florida
6.54%, 10/01/20 (a)	585	588
Walt Disney Co.
3.00%, 07/30/46	480	407
		35,075
Consumer Staples 2.9%
Altria Group Inc.
2.63%, 09/16/26	1,206	1,140
3.88%, 09/16/46	1,336	1,230
Archer-Daniels-Midland Co.
2.50%, 08/11/26	3,313	3,125
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	1,731	1,601
3.43%, 06/15/27	1,320	1,314
JBS Investments GmbH
7.25%, 04/03/24 (a)	1,276	1,333
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,856	1,878
5.00%, 07/15/35	1,605	1,681
5.20%, 07/15/45	1,136	1,187
4.38%, 06/01/46	3,885	3,648
Mars Inc.
2.19%, 10/11/17 (d) (e)	2,850	2,861
3.74%, 10/11/27 (d) (e)	1,200	1,224
	Shares/Par†	Value
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (a)	5,750	5,634
Post Holdings Inc.
5.00%, 08/15/26 (a)	1,262	1,208
Reynolds American Inc.
4.45%, 06/12/25	2,066	2,179
5.70%, 08/15/35	975	1,118
7.00%, 08/04/41	812	971
		33,332
Energy 5.3%
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	2,316	2,646
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	2,282	2,328
Chevron Corp.
2.10%, 05/16/21	4,500	4,457
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	756
4.50%, 06/01/25	746	783
5.80%, 06/01/45	933	1,071
Concho Resources Inc.
4.38%, 01/15/25 (i)	3,495	3,488
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	1,830	1,556
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	541
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	3,004	3,021
Energy Transfer Partners LP
4.90%, 03/15/35	865	807
5.15%, 03/15/45	989	947
6.13%, 12/15/45	500	531
EnLink Midstream Partners LP
4.15%, 06/01/25	1,666	1,615
Enterprise Products Operating LLC
3.75%, 02/15/25	766	777
3.70%, 02/15/26	440	441
EP Energy LLC
8.00%, 11/29/24 (a)	2,530	2,719
HollyFrontier Corp.
5.88%, 04/01/26	2,022	2,064
Nabors Industries Inc.
5.50%, 01/15/23 (a)	441	459
Petroleos Mexicanos
5.38%, 03/13/22 (a)	3,750	3,840
2.29%, 02/15/24	2,446	2,446
6.50%, 03/13/27 (a)	1,981	2,043
Precision Drilling Corp.
7.75%, 12/15/23 (a)	867	915
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,307
RSP Permian Inc.
5.25%, 01/15/25 (a)	261	262
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	241	258
5.88%, 06/30/26 (a)	4,055	4,369
5.00%, 03/15/27 (a)	2,748	2,772
Shell International Finance BV
4.00%, 05/10/46	2,375	2,266
SM Energy Co.
6.75%, 09/15/26	1,096	1,129
Tesoro Logistics LP
6.13%, 10/15/21	224	235
5.25%, 01/15/25	1,674	1,710
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,457	3,489
		60,048
Financials 13.6%
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	152	152
4.25%, 07/01/20	492	506
4.63%, 10/30/20	1,258	1,308
4.50%, 05/15/21	1,432	1,484

See accompanying Notes to Financial Statements.

156

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	1,696	2,161
Ally Financial Inc.
5.75%, 11/20/25	1,910	1,905
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,468
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	9,700	9,832
4.90%, 02/01/46	4,142	4,447
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (f)	1,683	1,683
3.30%, 01/11/23	3,428	3,436
4.20%, 08/26/24	2,057	2,093
3.25%, 10/21/27	2,760	2,631
Bank of Montreal
1.35%, 08/28/18	3,650	3,632
Barclays Bank Plc
7.63%, 11/21/22	679	745
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (f) (j)	4,100	4,265
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	3,750	3,703
BMW US Capital LLC
1.45%, 09/13/19 (a)	4,000	3,951
2.00%, 04/11/21 (a)	6,683	6,553
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (g)	100	115
Cemex Finance LLC
6.00%, 04/01/24 (a) (i)	1,171	1,203
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (f)	2,217	2,281
4.05%, 07/30/22	1,325	1,370
CME Group Inc.
3.00%, 03/15/25	2,750	2,745
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,359
3.63%, 09/09/24	1,000	1,005
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (f)	660	642
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	2,448	2,561
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	1,672	1,772
8.35%, 07/15/46 (a)	1,907	2,344
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,620
Goldman Sachs Group Inc.
4.25%, 10/21/25	2,071	2,101
6.75%, 10/01/37	1,500	1,849
HSBC Holdings Plc
6.87%, (callable at 100 beginning 06/01/21) (f) (i) (j)	2,500	2,638
4.38%, 11/23/26	2,560	2,575
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	1,325	1,352
2.95%, 10/01/26	2,720	2,592
Legg Mason Inc.
2.70%, 07/15/19	1,883	1,896
Liberty Mutual Group Inc.
4.85%, 08/01/44 (a)	664	656
Morgan Stanley
2.38%, 07/23/19	3,946	3,956
2.63%, 11/17/21	5,839	5,763
4.88%, 11/01/22	4,381	4,690
4.10%, 05/22/23	3,360	3,446
3.88%, 04/29/24	5,121	5,246
3.13%, 07/27/26	3,411	3,254
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,077
Reynolds Group Issuer Inc.
4.38%, 07/15/21 (a) (b)	3,926	4,014
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	1,385	1,471
	Shares/Par†	Value
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (d) (e)	2,485	2,506
3.18%, 11/15/22 (d) (e)	2,485	2,493
Stena AB
7.00%, 02/01/24 (a) (i)	1,132	1,003
Toronto-Dominion Bank
1.45%, 09/06/18	4,250	4,230
US Bancorp
3.10%, 04/27/26	1,378	1,340
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (f)	2,149	2,256
2.10%, 07/26/21	1,560	1,517
4.48%, 01/16/24	355	373
Wells Fargo Bank NA
2.15%, 12/06/19	5,500	5,496
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	3,650	3,558
		154,320
Health Care 3.4%
Abbott Laboratories
2.90%, 11/30/21	3,750	3,741
3.40%, 11/30/23	3,750	3,732
3.75%, 11/30/26	1,601	1,589
4.75%, 11/30/36	2,149	2,181
Actavis Funding SCS
3.85%, 06/15/24	794	800
4.75%, 03/15/45	2,243	2,198
Centene Corp.
4.75%, 05/15/22	1,876	1,895
4.75%, 01/15/25	566	553
Express Scripts Holding Co.
4.80%, 07/15/46	1,126	1,076
Forest Laboratories Inc.
5.00%, 12/15/21 (a)	1,268	1,370
Gilead Sciences Inc.
2.95%, 03/01/27	1,958	1,871
4.15%, 03/01/47	1,737	1,646
HCA Inc.
4.25%, 10/15/19	2,064	2,147
Johns Hopkins Health System Corp.
3.84%, 05/15/46	661	625
Mayo Clinic Rochester
3.77%, 11/15/43	600	566
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,118
Mylan Inc.
3.13%, 01/15/23 (a)	1,729	1,631
Perrigo Finance Plc
4.90%, 12/15/44	1,143	1,048
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	2,940	2,939
Tenet Healthcare Corp.
4.46%, 06/15/20 (b)	653	656
7.50%, 01/01/22 (a)	573	597
6.75%, 06/15/23	702	618
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	2,274	1,717
WellCare Health Plans Inc.
5.75%, 11/15/20	1,603	1,647
		37,961
Industrials 3.2%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	1,350	1,359
Aircastle Ltd.
4.63%, 12/15/18 (i)	1,270	1,326
5.00%, 04/01/23	519	529
Bombardier Inc.
4.75%, 04/15/19 (a)	1,300	1,307
8.75%, 12/01/21 (a)	1,560	1,656
7.50%, 03/15/25 (a)	758	749
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	1,583	1,638
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	11,616	12,054

See accompanying Notes to Financial Statements.

157

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
International Lease Finance Corp.
7.13%, 09/01/18 (a)	1,000	1,078
4.63%, 04/15/21	2,237	2,318
8.63%, 01/15/22	750	901
Masco Corp.
3.50%, 04/01/21	668	670
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	2,946	2,828
2.35%, 10/15/26 (a)	5,500	5,083
United Technologies Corp.
1.95%, 11/01/21	2,384	2,335
		35,831
Information Technology 1.7%
Microsoft Corp.
3.45%, 08/08/36	3,500	3,321
3.70%, 08/08/46	1,955	1,837
3.95%, 08/08/56	2,155	2,030
NXP BV
4.13%, 06/01/21 (a)	2,601	2,686
Oracle Corp.
2.40%, 09/15/23	3,750	3,629
3.85%, 07/15/36	2,155	2,100
Visa Inc.
2.80%, 12/14/22	925	928
4.15%, 12/14/35	253	264
4.30%, 12/14/45	2,761	2,908
		19,703
Materials 2.0%
Anglo American Capital Plc
2.63%, 09/27/17 (a)	2,750	2,750
Anglo American Plc
3.63%, 05/14/20 (a)	1,695	1,714
Ardagh Packaging Finance Plc
3.96%, 12/15/19 (a) (b)	1,200	1,218
4.63%, 05/15/23 (a)	2,738	2,704
Barrick Gold Corp.
4.10%, 05/01/23	450	461
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,865
4.50%, 12/01/26 (a)	1,250	1,227
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	548	636
Freeport-McMoRan Inc.
3.88%, 03/15/23	484	444
4.55%, 11/14/24 (i)	4,281	4,013
5.40%, 11/14/34	1,794	1,507
Methanex Corp.
5.65%, 12/01/44	1,143	1,001
Samarco Mineracao SA
0.00%, 11/01/22 (c) (d) (k) (l)	345	186
0.00%, 09/26/24 (a) (k) (l)	340	184
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	260	260
		22,170
Real Estate 0.7%
American Tower Corp.
3.38%, 10/15/26	1,789	1,691
AvalonBay Communities Inc.
2.90%, 10/15/26	1,281	1,210
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,242
4.45%, 02/15/26	1,375	1,421
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,319
		7,883
Telecommunication Services 1.5%
SES Global Americas Holdings GP
5.30%, 03/25/44 (a)	774	662
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	2,788	2,793
Verizon Communications Inc.
2.63%, 02/21/20	6,995	7,058
4.86%, 08/21/46	2,052	2,075
	Shares/Par†	Value
5.01%, 08/21/54	2,973	2,951
4.67%, 03/15/55	1,805	1,697
		17,236
Utilities 2.4%
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,353
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,674
Entergy Corp.
2.95%, 09/01/26	2,485	2,321
Exelon Corp.
5.10%, 06/15/45	1,406	1,492
FirstEnergy Corp.
4.25%, 03/15/23 (g)	883	912
7.38%, 11/15/31	1,575	2,026
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	1,680	1,780
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	2,250	2,431
4.10%, 06/01/22	1,679	1,791
2.95%, 04/01/25	4,550	4,500
Southern Co.
3.25%, 07/01/26	2,000	1,944
4.40%, 07/01/46	2,000	1,974
Talen Energy Corp.
6.50%, 06/01/25 (i)	761	588
Wisconsin Energy Corp.
3.55%, 06/15/25	920	936
		27,722
Total Corporate Bonds And Notes (cost $445,837)		451,281
VARIABLE RATE SENIOR LOAN INTERESTS 3.0% (b)
Consumer Discretionary 1.0%
Bass Pro Group LLC
Term Loan B, 5.97%, 04/01/24	4,140	4,099
Charter Communications Operating LLC
Term Loan I, 3.50%, 01/24/23	574	577
Term Loan H, 3.25%, 07/23/23	956	960
CSC Holdings LLC
Term Loan, 3.88%, 10/15/24	1,809	1,827
Four Seasons Holdings Inc.
Term Loan B, 3.75%, 11/18/23	881	890
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.50%, 04/15/23	740	748
PetSmart Inc.
Term Loan B-2, 4.00%, 10/10/22	831	833
UFC Holdings LLC
1st Lien Term Loan, 5.00%, 07/22/23	1,500	1,518
		11,452
Consumer Staples 0.2%
Keurig Green Mountain Inc.
Term Loan B, 5.31%, 02/09/23	1,025	1,039
Pinnacle Foods Finance LLC
Term Loan I, 3.51%, 07/27/23	884	898
		1,937
Energy 0.4%
Arch Coal Inc.
Term Loan, 10.00%, 10/05/21	167	169
Chesapeake Energy Corp.
Term Loan, 8.50%, 08/25/21	2,558	2,781
EFS Cogen Holdings I LLC
Term Loan B, 5.25%, 06/30/23	401	404
TEX Operations Co. LLC
Term Loan B, 5.00%, 08/04/23	869	879
Term Loan C, 5.00%, 08/04/23	198	200
		4,433
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.50%, 03/13/22	1,920	1,920
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,166

See accompanying Notes to Financial Statements.

158

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Materials 0.3%
FMG Resources August 2006 Pty Ltd.
Term Loan B, 3.75%, 06/30/19	2,042	2,047
GCP Applied Technologies Inc.
Term Loan B, 4.25%, 02/03/22	1,211	1,218
		3,265
Real Estate 0.1%
ESH Hospitality Inc.
Term Loan B, 3.77%, 08/15/23	1,679	1,697
Telecommunication Services 0.1%
T-Mobile USA Inc.
Term Loan B, 3.52%, 11/03/22	928	939
Utilities 0.5%
Dynegy Inc.
Term Loan, 5.00%, 06/27/23	2,300	2,328
Talen Energy Supply LLC
Term Loan B, 6.00%, 10/18/23	3,150	3,189
		5,517
Total Variable Rate Senior Loan Interests (cost $33,608)		34,326
GOVERNMENT AND AGENCY OBLIGATIONS 37.0%
Mortgage-Backed Securities 20.1%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,917	1,922
5.00%, 02/01/38 - 11/01/41	3,265	3,563
3.50%, 04/01/42 - 06/01/42	4,389	4,519
4.00%, 03/01/43 - 03/01/46	10,804	11,360
3.00%, 08/01/43 - 11/01/46	6,016	5,979
4.50%, 03/01/42 - 11/01/44	5,768	6,211
3.00%, 04/01/30 - 07/01/45	11,413	11,464
4.00%, 08/01/46	4,718	4,957
Federal National Mortgage Association
2.50%, 01/01/28 - 05/01/28	1,503	1,507
3.00%, 08/01/30 - 11/01/46	14,125	14,277
2.50%, 01/01/32	9,895	9,915
5.00%, 06/01/35 - 05/01/42	3,426	3,754
5.50%, 03/01/35 - 08/01/38	1,874	2,098
4.50%, 08/01/40 - 08/01/44	8,383	9,027
3.50%, 01/01/42 - 02/01/46	24,924	25,565
3.00%, 01/01/43 - 07/01/46	13,511	13,489
4.00%, 11/01/44	3,114	3,273
4.00%, 03/01/42 - 10/01/45	12,028	12,651
3.08%, 04/01/45 (b)	2,400	2,465
3.50%, 12/01/45 (m)	6,565	6,730
4.00%, 12/01/45 (m)	7,940	8,347
TBA, 4.50%, 01/15/46 (m)	878	944
3.50%, 01/01/46 - 05/01/46	5,540	5,679
4.50%, 08/01/46	9,568	10,288
Government National Mortgage Association
3.50%, 08/20/42 - 06/20/43	8,664	9,042
5.00%, 08/20/41 - 01/20/43	1,353	1,480
2.50%, 05/20/43 (b)	1,053	1,075
3.00%, 05/20/43 - 07/20/45	8,121	8,233
4.00%, 05/20/44	3,309	3,539
3.50%, 08/20/46 - 09/20/46	13,631	14,179
3.00%, 07/15/45 - 12/20/46	10,430	10,566
		228,098
Municipal 0.4%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,507
State of California Department of Water Resources
1.71%, 05/01/21	2,775	2,720
		4,227
Sovereign 0.5%
European Investment Bank
1.75%, 06/17/19	3,075	3,082
Nederlandse Waterschapsbank NV
1.25%, 09/09/19 (a) (i)	2,434	2,397
		5,479
U.S. Treasury Securities 16.0%
U.S. Treasury Bond
3.75%, 08/15/41	8,448	9,497
3.13%, 11/15/41	8,720	8,832
	Shares/Par†	Value
2.50%, 02/15/45	8,900	7,909
U.S. Treasury Note
1.38%, 02/29/20 - 04/30/20	16,710	16,596
1.50%, 05/31/19 - 05/31/20	9,318	9,335
2.00%, 11/15/21 - 02/15/22	21,692	21,705
1.75%, 05/15/22	14,835	14,602
1.63%, 04/30/19 - 05/31/23	32,472	31,946
2.75%, 02/15/24	21,579	22,260
2.50%, 05/15/24	14,400	14,597
2.25%, 11/15/25	25,195	24,836
		182,115
Total Government And Agency Obligations (cost $425,280)		419,919
PREFERRED STOCKS 0.3%
Energy 0.1%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	48	1,238
Financials 0.2%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (f)	73	1,826
Total Preferred Stocks (cost $3,044)		3,064
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.1%
JNL Money Market Fund, 0.34% (n) (o)	34,969	34,969
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (o)	8,054	8,054
Total Short Term Investments (cost $43,023)		43,023
Total Investments 100.1% (cost $1,134,799)		1,135,468
Other Derivative Instruments (0.0)%		(155)
Other Assets and Liabilities, Net (0.1)%		(526)
Total Net Assets 100.0%		$1,134,787

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $198,290 and 17.5%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Perpetual security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(i) All or portion of the security was on loan.

(j) Convertible security.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $16,325.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/S&P International 5 Fund
COMMON STOCKS 99.7%
Australia 6.8%
ASX Ltd.	14	$496
Aurizon Holdings Ltd.	161	587
BHP Billiton Ltd.	41	737
CSL Ltd.	6	449

See accompanying Notes to Financial Statements.

159

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Harvey Norman Holdings Ltd.	65	242
LendLease Corp. Ltd.	49	518
Medibank Private Ltd.	253	514
Rio Tinto Ltd.	16	688
Scentre Group	144	481
Stockland	151	500
Tatts Group Ltd.	147	472
Telstra Corp. Ltd.	121	443
Wesfarmers Ltd.	16	478
Woodside Petroleum Ltd.	25	553
Woolworths Ltd.	28	494
		7,652
Belgium 0.4%
Groupe Bruxelles Lambert SA	5	405
Canada 9.4%
Alimentation Couche-Tard Inc.	17	748
Barrick Gold Corp.	56	891
Blackberry Ltd. (a)	49	337
CGI Group Inc. - Class A (a)	11	538
Great-West Lifeco Inc.	14	369
H&R REIT	19	317
Intact Financial Corp.	6	401
Kinross Gold Corp. (a)	162	505
Linamar Corp.	6	258
Loblaw Cos. Ltd.	9	480
Manulife Financial Corp.	57	1,008
Power Finance Corp. Ltd.	11	282
Rogers Communications Inc. - Class B	20	787
Sun Life Financial Inc.	25	956
Teck Resources Ltd. - Class B	133	2,652
		10,529
Denmark 0.8%
Danske Bank A/S	30	910
Finland 2.4%
Fortum Oyj	63	958
Kone Oyj - Class B	18	826
Nokian Renkaat Oyj	23	851
		2,635
France 9.0%
AXA SA	37	940
BNP Paribas SA	18	1,134
Bureau Veritas SA	28	538
Klepierre	20	774
Orange SA (b)	48	723
Publicis Groupe SA	13	929
Renault SA	9	816
Sanofi SA	10	835
Societe Generale SA	24	1,162
Suez Environnement Co.	43	631
Unibail-Rodamco SE	3	789
Vinci SA	12	808
		10,079
Germany 3.1%
Allianz SE	6	911
Evonik Industries AG	12	368
Hannover Rueck SE	4	389
Muenchener Rueckversicherungs AG	4	783
Siemens AG	9	1,078
		3,529
Hong Kong 2.9%
BOC Hong Kong Holdings Ltd.	178	636
Hang Lung Properties Ltd.	261	550
Link REIT	83	535
New World Development Ltd.	508	535
Swire Pacific Ltd. - Class A	43	404
Wharf Holdings Ltd.	91	603
		3,263
Israel 0.6%
Bezeq Israeli Telecommunication Corp. Ltd.	259	491
Israel Discount Bank Ltd. - Class A (a)	89	184
		675
	Shares/Par†	Value
Italy 3.2%
Assicurazioni Generali SpA	60	883
CNH Industrial NV	127	1,098
Enel SpA	206	908
Italgas SpA (a)	30	119
Snam Rete Gas SpA	153	629
		3,637
Japan 25.6%
Aozora Bank Ltd.	212	749
Asahi Glass Co. Ltd.	124	841
Asahi Kasei Corp.	107	931
Bridgestone Corp.	19	698
Canon Inc.	24	673
Denso Corp.	18	796
Ebara Corp.	16	449
Fukuoka Financial Group Inc.	195	865
Hachijuni Bank Ltd.	68	392
Hino Motors Ltd.	60	614
Honda Motor Co. Ltd.	27	785
ITOCHU Corp.	57	755
JFE Holdings Inc.	55	836
Kawasaki Heavy Industries Ltd.	253	792
Komatsu Ltd.	44	1,006
Marubeni Corp.	134	760
Mitsubishi Corp.	42	896
Mitsubishi Heavy Industries Ltd.	191	868
Mitsubishi Materials Corp.	16	492
Mitsubishi UFJ Financial Group Inc.	159	978
Mitsui & Co. Ltd.	59	803
Mizuho Financial Group Inc. (b)	463	831
Nippon Steel Corp.	39	857
Nippon Yusen KK	322	596
Nishi-Nippon Financial Holdings Inc.	34	352
Nissan Motor Co. Ltd.	79	796
NSK Ltd.	50	579
ORIX Corp.	52	806
Resona Holdings Inc.	195	998
Ricoh Co. Ltd.	60	504
Rohm Co. Ltd.	14	809
SBI Holdings Inc.	50	630
Seiko Epson Corp.	37	785
Sojitz Corp.	352	853
Sumitomo Mitsui Financial Group Inc.	24	925
Sumitomo Mitsui Trust Holdings Inc.	23	837
Sumitomo Rubber Industries Inc.	31	492
Toyota Motor Corp.	13	774
Yokohama Rubber Co. Ltd.	19	338
		28,741
Luxembourg 1.5%
SES SA - FDR	14	313
Tenaris SA	77	1,379
		1,692
Netherlands 3.1%
Aegon NV	166	913
ING Groep NV	70	986
Koninklijke Ahold NV	35	743
Unilever NV - CVA	19	787
		3,429
New Zealand 0.4%
Spark New Zealand Ltd.	178	422
Norway 0.7%
Telenor ASA	56	838
Portugal 1.3%
Energias de Portugal SA	239	729
Galp Energia SGPS SA	50	745
		1,474
Singapore 2.0%
CapitaMall Trust	296	384
Genting Singapore Plc	778	485
Hutchison Port Holdings Trust	481	209
Singapore Exchange Ltd.	82	404
Singapore Post Ltd.	199	201

See accompanying Notes to Financial Statements.

160

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
United Overseas Bank Ltd.	38	527
		2,210
South Korea 2.3%
Mando Corp.	2	319
Samsung Electro-Mechanics Co. Ltd.	9	391
Samsung Fire & Marine Insurance Co. Ltd.	2	385
Samsung Securities Co. Ltd.	13	346
SK Hynix Inc.	18	673
SK Telecom Co. Ltd.	2	459
		2,573
Spain 1.5%
Ferrovial SA	45	799
Gas Natural SDG SA	47	891
		1,690
Sweden 5.5%
Alfa Laval AB	53	876
Atlas Copco AB - Class A	37	1,113
Atlas Copco AB - Class B	26	713
Nordea Bank AB	83	916
Sandvik AB	91	1,124
Swedish Match AB	23	729
Telia Co. AB	178	716
		6,187
Switzerland 3.2%
ABB Ltd.	47	981
Credit Suisse Group AG	61	865
Swiss Re AG	9	882
UBS Group AG	54	848
		3,576
United Kingdom 13.4%
Aviva Plc	138	819
Barratt Developments Plc	68	387
Berkeley Group Holdings Plc	18	614
Capita Group Plc	52	338
Carnival Plc	17	857
Centrica Plc	281	810
Direct Line Insurance Group Plc	103	468
Experian Plc	51	990
GKN Plc	148	603
HSBC Holdings Plc	128	1,030
Imperial Brands Plc	16	687
ITV Plc	236	598
Marks & Spencer Group Plc	127	548
Mondi Plc	42	857
Next Plc	9	543
Persimmon Plc	27	589
Petrofac Ltd.	45	486
Royal Mail Plc	59	336
Schroders Plc	10	376
Severn Trent Plc	13	347
Sky Plc	57	701
St. James's Place Plc	31	387
Unilever Plc	19	776
WPP Plc	40	881
		15,028
United States of America 0.6%
Flextronics International Ltd. (a)	42	609
Taro Pharmaceutical Industries Ltd. (a) (b)	1	111
		720
Total Common Stocks (cost $107,294)		111,894
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.5%
JNL Money Market Fund, 0.34% (c) (d)	551	551
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 0.50% (c) (d)	1,694	1,694
Total Short Term Investments (cost $2,245)		2,245
Total Investments 101.7% (cost $109,539)		114,139
Other Assets and Liabilities, Net (1.7)%		(1,902)
Total Net Assets 100.0%		$112,237

(a) Non-income producing security.

Shares/Par†	Value

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.1%
Consumer Discretionary 16.6%
ARAMARK Corp.	707	$25,254
AutoZone Inc. (a)	78	61,604
Burlington Stores Inc. (a)	237	20,086
Carmax Inc. (a) (b)	741	47,713
Carter's Inc.	217	18,747
Choice Hotels International Inc.	155	8,688
Coach Inc.	1,134	39,713
Dick's Sporting Goods Inc.	272	14,443
Dollar General Corp.	784	58,071
Ferrari NV (b)	233	13,547
HanesBrands Inc. (b)	626	13,503
Harman International Industries Inc.	171	19,008
Limited Brands Inc.	352	23,176
Marriott International Inc. - Class A	706	58,372
MGM Resorts International (a)	820	23,641
Michaels Cos. Inc. (a)	1,182	24,172
Norwegian Cruise Line Holdings Ltd. (a)	1,412	60,052
O'Reilly Automotive Inc. (a)	150	41,761
PVH Corp.	140	12,634
Royal Caribbean Cruises Ltd.	329	26,991
Tesla Motors Inc. (a) (b)	58	12,394
TripAdvisor Inc. (a)	234	10,851
Vail Resorts Inc.	76	12,253
		646,674
Consumer Staples 2.2%
Blue Buffalo Pet Products Inc. (a)	467	11,227
ConAgra Brands Inc.	701	27,725
Sprouts Farmers Market Inc. (a)	1,083	20,488
TreeHouse Foods Inc. (a) (b)	354	25,555
		84,995
Energy 1.7%
ARC Resources Ltd. (b)	622	10,706
Centennial Resource Development Inc. (a) (c) (d) (e)	177	3,316
Cimarex Energy Co.	63	8,562
Concho Resources Inc. (a)	79	10,475
EQT Corp.	505	33,027
		66,086
Financials 10.2%
Bats Global Markets Inc.	233	7,808
CBOE Holdings Inc. (b)	626	46,255
E*TRADE Financial Corp. (a)	553	19,161
FactSet Research Systems Inc.	94	15,362
Fidelity National Financial Inc.	1,726	58,615
Intercontinental Exchange Inc.	860	48,521
MSCI Inc.	315	24,816
Oaktree Capital Group LLC - Class A	155	5,813
Progressive Corp.	1,218	43,239
TD Ameritrade Holding Corp.	1,201	52,364
WeWork Co. (a) (c) (d) (e)	89	2,893
Willis Towers Watson Plc	611	74,713
		399,560
Health Care 19.1%
Acadia HealthCare Co. Inc. (a) (b)	404	13,372
Agilent Technologies Inc.	1,092	49,752
Alkermes Plc (a)	864	48,021
Alnylam Pharmaceuticals Inc. (a) (b)	196	7,338
Bruker Corp.	1,471	31,156
Catalent Inc. (a)	1,023	27,580
Cooper Cos. Inc.	290	50,730
DENTSPLY SIRONA Inc.	781	45,087
Envision Healthcare Corp. (a)	433	27,405
Henry Schein Inc. (a)	197	29,887
Hologic Inc. (a)	1,608	64,513
Idexx Laboratories Inc. (a)	196	22,985

See accompanying Notes to Financial Statements.

161

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Illumina Inc. (a)	156	19,974
Incyte Corp. (a)	171	17,146
Intuitive Surgical Inc. (a)	63	39,953
MEDNAX Inc. (a)	785	52,328
Mettler-Toledo International Inc. (a)	35	14,650
Neurocrine Biosciences Inc. (a)	78	3,019
Quintiles IMS Holdings Inc. (a)	286	21,750
Teleflex Inc.	431	69,456
TESARO Inc. (a) (b)	69	9,279
Veeva Systems Inc. - Class A (a)	473	19,251
Vertex Pharmaceuticals Inc. (a)	195	14,366
West Pharmaceutical Services Inc.	250	21,208
Zoetis Inc. - Class A	472	25,266
		745,472
Industrials 19.4%
Acuity Brands Inc.	78	18,007
Allegion Plc	598	38,272
Colfax Corp. (a)	350	12,576
DigitalGlobe Inc. (a)	849	24,321
Equifax Inc.	455	53,814
Fortive Corp.	583	31,266
IDEX Corp. (b)	656	59,079
IHS Markit Ltd. (a)	1,374	48,653
JB Hunt Transport Services Inc.	155	15,046
Kansas City Southern	393	33,346
KAR Auction Services Inc. (b)	627	26,723
Manpower Inc.	78	6,932
Middleby Corp. (a)	142	18,291
Old Dominion Freight Line Inc. (a)	78	6,692
Rockwell Collins Inc.	370	34,321
Roper Industries Inc.	314	57,487
Sensata Technologies Holding NV (a)	1,095	42,650
Stericycle Inc. (a)	102	7,876
Textron Inc.	1,802	87,505
TransUnion LLC (a)	240	7,423
Verisk Analytics Inc. (a)	511	41,478
WABCO Holdings Inc. (a)	119	12,632
Waste Connections Inc.	547	42,989
Xylem Inc.	586	29,019
		756,398
Information Technology 20.0%
Atlassian Corp. Plc - Class A (a)	665	16,013
Black Knight Financial Services Inc. - Class A (a)	29	1,089
Cognex Corp.	194	12,342
CoreLogic Inc. (a)	782	28,801
CSRA Inc.	515	16,400
Dropbox Inc. (c) (d) (e)	42	372
Electronic Arts Inc. (a)	235	18,509
Fidelity National Information Services Inc.	275	20,801
Fiserv Inc. (a)	824	87,575
FleetCor Technologies Inc. (a)	250	35,380
Gartner Inc. (a)	211	21,326
Global Payments Inc.	628	43,589
Guidewire Software Inc. (a)	171	8,435
Harris Corp.	471	48,263
Keysight Technologies Inc. (a)	1,211	44,286
KLA-Tencor Corp.	155	12,195
Match Group Inc. (a) (b)	414	7,077
Microchip Technology Inc. (b)	1,020	65,433
NXP Semiconductors NV (a)	276	27,051
Palo Alto Networks Inc. (a) (b)	31	3,877
Red Hat Inc. (a)	665	46,350
Sabre Corp.	946	23,603
ServiceNow Inc. (a)	155	11,523
Splunk Inc. (a)	311	15,908
SS&C Technologies Holdings Inc.	622	17,789
Tableau Software Inc. - Class A (a)	285	12,013
Vantiv Inc. - Class A (a)	707	42,151
VeriSign Inc. (a) (b)	550	41,838
Workday Inc. - Class A (a) (b)	235	15,531
Xilinx Inc.	312	18,835
Zillow Group Inc. - Class A (a) (b)	163	5,941
Zillow Group Inc. - Class C (a) (b)	237	8,643
		778,939
	Shares/Par†	Value
Materials 5.4%
Air Products & Chemicals Inc.	314	45,159
Ashland Global Holdings Inc.	252	27,541
Ball Corp.	550	41,288
Franco-Nevada Corp. (b)	348	20,796
Martin Marietta Materials Inc.	142	31,457
RPM International Inc.	629	33,859
Valvoline Inc. (b)	427	9,181
		209,281
Real Estate 0.3%
Equinix Inc.	7	2,502
Jones Lang LaSalle Inc.	78	7,881
		10,383
Telecommunication Services 1.2%
SBA Communications Corp. (a)	63	6,505
T-Mobile US Inc. (a)	700	40,257
		46,762
Total Common Stocks (cost $3,028,122)		3,744,550
PREFERRED STOCKS 0.3%
Financials 0.2%
WeWork Co. - Series D-2 (a) (c) (d) (e)	122	3,962
WeWork Co. - Series D-1 (a) (c) (d) (e)	156	5,042
		9,004
Information Technology 0.1%
Dropbox Inc. - Series A (a) (c) (d) (e)	53	462
Dropbox Inc. - Series A-1 (a) (c) (d) (e) (f)	258	2,271
		2,733
Total Preferred Stocks (cost $7,441)		11,737
SHORT TERM INVESTMENTS 5.0%
Investment Companies 3.7%
JNL Money Market Fund, 0.34% (g) (h)	2,472	2,472
T. Rowe Price Government Reserve Fund, 0.44% (g) (h)	141,786	141,786
		144,258
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (h)	50,737	50,737
Total Short Term Investments (cost $194,995)		194,995
Total Investments 101.4% (cost $3,230,558)		3,951,282
Other Assets and Liabilities, Net (1.4)%		(52,668)
Total Net Assets 100.0%		$3,898,614

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.0%
Ally Master Owner Trust
Series 2014-A2-1, 1.29%, 01/15/17	2,065	$2,065
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,743
American Express Credit Account Master Trust
Series 2014-A-2, 1.26%, 06/15/17	2,775	2,777
AmeriCredit Automobile Receivables Trust
Series 2013-B-5, 1.52%, 03/15/17	653	654
Series 2014-C-4, 2.47%, 09/10/18	1,395	1,408
Series 2014-B-2, 1.60%, 07/08/19	2,305	2,307
Series 2015-A3-1, 1.26%, 11/08/19	3,729	3,729

See accompanying Notes to Financial Statements.

162

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Series 2015-A3-2, 1.27%, 01/08/20	2,921	2,921
Series 2015-A3-4, 1.70%, 07/08/20	1,695	1,700
Series 2016-A3-1, 1.81%, 10/08/20	580	581
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,413
Series 2014-C-3, REMIC, 2.58%, 08/08/18	815	825
ARI Fleet Lease Trust
Series 2015-A2-A, 1.11%, 11/15/18 (a)	1,711	1,708
Series 2014-A2-A, 0.81%, 11/15/22 (a)	272	272
Series 2015-A3-A, 1.67%, 09/15/23 (a)	3,780	3,766
Series 2016-A2-A, 1.82%, 07/15/24 (a)	4,540	4,540
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	9,455	9,484
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (a)	950	948
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	566	567
Avis Budget Rental Car Funding AESOP LLC
Series 2013-B-2A, 3.66%, 02/20/19 (a)	545	552
BAMLL Commercial Mortgage Securities Trust
Series 2014-A-IP, REMIC, 2.72%, 06/15/18 (a) (b)	3,470	3,493
Bank of America Corp.
Series 2007-AM-4, REMIC, 5.81%, 08/10/17 (b)	160	163
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,788
Series 2016-A3-2, 1.43%, 02/20/19	1,370	1,370
BMW Vehicle Owner Trust
Series 2014-A4-A, REMIC, 1.50%, 06/25/18	1,050	1,052
Capital Auto Receivables Asset Trust
Series 2015-A2-2, 1.39%, 10/15/17	710	710
Series 2014-A3-2, 1.26%, 05/21/18	521	521
Series 2014-A3-1, 1.32%, 06/20/18	157	157
Series 2015-A3-2, 1.73%, 08/15/18	1,475	1,479
Series 2014-A3-3, 1.48%, 11/20/18	777	777
Series 2016-A3-3, 1.54%, 02/20/19	770	767
Series 2015-A2-4, 1.62%, 03/20/19	2,785	2,790
Series 2013-D-4, 3.22%, 05/20/19	1,055	1,069
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,152
Series 2015-A3-3, 1.94%, 01/21/20	2,380	2,392
Series 2016-A3-1, 1.73%, 04/20/20	1,860	1,861
Series 2013-E-4, 3.83%, 07/20/22 (a)	740	751
Series 2014-E-1, 4.09%, 09/22/22 (a)	680	693
CarMax Auto Owner Trust
Series 2014-B-1, 1.69%, 08/15/19	325	326
Series 2016-A3-2, 1.52%, 10/15/19	1,205	1,199
Series 2015-A3-1, 1.38%, 11/15/19	1,777	1,778
Series 2014-C-1, 1.93%, 11/15/19	460	462
Series 2015-A3-2, 1.37%, 03/16/20	2,560	2,561
Series 2016-A3-1, 1.61%, 11/16/20	3,810	3,810
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,527
CCG Receivables Trust
Series 2015-A2-1, 1.46%, 11/14/18 (a)	1,840	1,840
Series 2014-A2-1, 1.06%, 11/15/21 (a)	434	433
Chrysler Capital Auto Receivables Trust
Series 2016-A2-BA, 1.36%, 01/15/20 (a)	835	834
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	790	784
Citibank Credit Card Issuance Trust
Series 2016-A1-A1, 1.75%, 11/19/19	5,010	4,985
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC19, REMIC, 1.20%, 12/10/18	337	337
Series 2014-A1-GC21, REMIC, 1.24%, 03/10/19	1,141	1,138
Series 2014-A1-GC23, REMIC, 1.39%, 06/10/19	748	746
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	313	313
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	1,334	1,329
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	1,090	1,087
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	3,203	3,197
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,552	1,545
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	1,670	1,668
Series 2016-A3-A, 1.48%, 12/15/19	5,400	5,372
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,633
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	4,350	4,349
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	3,420	3,426
COMM Mortgage Trust
Series 2014-A-TWC, REMIC, 1.53%, 02/13/17 (a) (b)	1,280	1,280
	Shares/Par†	Value
Series 2014-A1-CR15, REMIC, 1.22%, 10/10/18	2,896	2,891
Series 2014-A1-UBS5, REMIC, 1.37%, 11/10/18	1,086	1,086
Series 2014-A1-CR17, REMIC, 1.28%, 12/10/18	813	811
Series 2014-A1-CR18, REMIC, 1.44%, 05/15/19	1,106	1,105
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	2,366	2,357
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	2,205	2,202
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	2,148	2,148
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	729	727
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-UBS2, REMIC, 1.30%, 12/10/18	862	861
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	1,211	1,208
Series 2014-A1-CR19, REMIC, 1.42%, 07/10/19	1,618	1,614
Series 2014-A1-UBS6, REMIC, 1.45%, 08/10/19	1,265	1,263
Series 2014-A1-CR20, REMIC, 1.32%, 09/10/19	659	656
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,729
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	398	398
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	812	810
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	482	481
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	739	737
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	518	517
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	2,022	2,014
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	897	894
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (a)	4,883	4,889
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (a)	695	691
Series 2014-A-1, 2.54%, 05/20/27 (a)	1,113	1,103
Series 2015-A-2, 2.99%, 05/22/28 (a)	1,069	1,061
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (a)	928	922
Discover Card Execution Note Trust
Series 2014-A-A5, 1.39%, 10/16/17	4,865	4,872
Series 2016-A1-A1, 1.64%, 01/15/19	9,295	9,291
Series 2016-A4-A4, 1.39%, 09/16/19	4,620	4,565
Domino's Pizza Master Issuer LLC
Series 2012-A2-1A, 5.22%, 01/25/19 (a)	3,149	3,211
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (a)	740	737
Enterprise Fleet Financing LLC
Series 2014-A2-2, 1.05%, 08/21/17 (a)	2,583	2,581
Series 2015-A2-1, 1.30%, 11/20/17 (a)	1,739	1,737
Series 2015-A2-2, 1.59%, 04/20/18 (a)	3,038	3,037
Series 2016-A2-1, 1.83%, 11/20/18 (a)	8,358	8,361
Series 2016-A2-2, 1.74%, 06/20/19 (a)	1,695	1,690
Series 2014-A2-1, 0.87%, 09/20/19 (a)	65	64
Fannie Mae Connecticut Avenue Securities
Series 2014-2M1-C04, 2.86%, 11/25/24 (b)	15	15
Series 2016-2M1-C01, 2.86%, 08/25/28 (b)	4,457	4,497
Series 2016-1M1-C02, 2.91%, 09/25/28 (b)	1,231	1,244
Series 2016-2M1-C07, 2.06%, 04/25/29 (b)	745	746
Ford Credit Auto Lease Trust
Series 2015-A4-A, 1.31%, 08/15/18	1,465	1,466
Ford Credit Auto Owner Trust
Series 2015-A3-B, 1.16%, 11/15/19	2,835	2,832
Series 2015-A3-C, 1.41%, 02/15/20	2,830	2,833
Series 2016-A3-A, 1.39%, 07/15/20	1,310	1,309
Ford Credit Floorplan Master Owner Trust
Series 2014-A1-4, 1.40%, 08/15/17	3,595	3,597
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,072
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,126
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,157
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 3.61%, 04/25/28 (b)	1,395	1,435
GE Dealer Floorplan Master Note Trust
Series 2014-A-1, 1.12%, 07/20/17 (b)	5,835	5,836
Series 2014-A-2, 1.19%, 10/20/17 (b)	3,615	3,616
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	6,880	6,896
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,749
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (a)	2,815	2,811
Series 2016-B-1, 2.41%, 05/15/19 (a)	845	842

See accompanying Notes to Financial Statements.

163

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Series 2016-C-1, 2.85%, 05/15/19 (a)	325	323
GreatAmerica Leasing Receivables Funding LLC
Series 2014-A3-1, 0.89%, 01/15/17 (a)	92	92
Series 2016-A3-1, 1.73%, 12/20/18 (a)	5,360	5,353
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	535	529
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	298	298
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	913	910
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,781	1,775
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,991	1,987
Series 2014-2A1-EB1A, REMIC, 2.48%, 07/25/44 (a) (b)	621	616
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,667	1,666
GSMS Mortgage Securities Trust
Series 2014-A1-GC20, REMIC, 1.34%, 04/10/24	1,781	1,777
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	1,136	1,114
Honda Auto Receivables Owner Trust
Series 2016-A3-1, 1.22%, 01/18/19	2,120	2,115
Huntington Auto Trust
Series 2016-A4-1, 1.93%, 05/15/20	1,335	1,328
Hyundai Auto Lease Securitization Trust
Series 2015-A3-B, 1.40%, 12/15/17 (a)	2,425	2,428
Series 2016-A3-A, 1.60%, 06/15/18 (a)	2,635	2,640
Series 2014-A4-B, 1.26%, 09/17/18 (a)	1,602	1,603
Series 2015-A4-A, 1.65%, 08/15/19 (a)	4,385	4,395
Series 2016-A4-C, 1.65%, 07/15/20 (a)	1,865	1,851
Hyundai Auto Receivables Trust
Series 2015-A3-A, 1.05%, 04/15/19	1,567	1,566
Series 2016-A3-A, 1.56%, 09/15/20	790	790
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	1,200	1,200
Series 2016-A3-B, 1.25%, 07/15/19	1,400	1,393
Series 2016-A4-B, 1.49%, 08/15/19	680	672
Series 2016-A3-A, 1.36%, 04/15/20	5,305	5,290
JPMBB Commercial Mortgage Securities Trust
Series 2013-A1-C14, REMIC, 1.26%, 07/15/18	816	815
Series 2014-A1-C19, REMIC, 1.27%, 01/15/19	553	553
Series 2014-A1-C21, REMIC, 1.32%, 03/15/19	678	675
Series 2014-A1-C22, REMIC, 1.45%, 06/15/19	478	476
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	589	589
Series 2014-A1-C24, REMIC, 1.54%, 09/15/19	341	340
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	3,768	3,760
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	1,661	1,652
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	4,137	4,115
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	992	986
Series 2015-A1-C29, REMIC, 1.63%, 04/15/20	1,278	1,274
Series 2015-A1-C30, REMIC, 1.74%, 04/15/20	4,758	4,749
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	899	895
Series 2006-AM-LDP7, REMIC, 5.93%, 04/15/45 (b)	185	185
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 3.16%, 07/25/35 (b)	119	118
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	655	648
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	4,365	4,371
Mercedes-Benz Auto Lease Trust
Series 2015-A3-A, 1.10%, 08/15/17	145	144
Series 2016-A3-A, 1.52%, 04/16/18	4,340	4,347
Series 2016-A3-B, 1.35%, 12/15/18	1,025	1,022
Mercedes-Benz Auto Receivables Trust
Series 2015-A3-1, 1.34%, 10/15/18	4,440	4,438
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (a)	827	823
MMAF Equipment Finance LLC
Series 2014-A3-AA, 0.87%, 01/08/19 (a)	4,008	4,002
Series 2015-A3-AA, 1.39%, 10/16/19 (a)	1,601	1,598
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A1-C12, REMIC, 1.31%, 08/15/18	733	732
Series 2014-A1-C14, REMIC, 1.25%, 11/15/18	630	627
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	534	533
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	1,182	1,181
	Shares/Par†	Value
Series 2014-A1-C18, REMIC, 1.69%, 07/15/19	1,159	1,161
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	2,268	2,263
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,849	1,845
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	863	851
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	2,186	2,182
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (a)	1,093	1,080
Series 2013-A-1A, 2.15%, 04/22/30 (a)	350	346
Series 2015-A-1A, 2.52%, 12/20/32 (a)	3,060	3,042
Nationstar HECM Loan Trust
Series 2016-A-1A, 2.98%, 02/25/18 (a)	776	775
Series 2016-A-2A, 2.24%, 06/25/18 (a) (c)	944	947
Series 2016-A-3A, 2.01%, 08/25/18 (a)	452	453
Nissan Auto Lease Trust
Series 2015-A3-A, 1.40%, 08/15/17	4,370	4,374
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,733
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	2,295	2,288
Series 2016-A3-B, 1.32%, 01/15/21	580	576
Nissan Master Owner Trust Receivables
Series 2015-A2-A, 1.44%, 01/15/18	3,025	3,025
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,250
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (a)	855	860
Series 2012-C-1, REMIC, 2.93%, 12/15/17 (a)	7,540	7,548
Series 2013-C-1, REMIC, 2.24%, 04/16/18 (a)	2,925	2,930
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	2,270	2,278
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (a)	492	489
Series 2015-A-1A, 2.40%, 03/20/32 (a)	2,791	2,778
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (a)	589	588
Series 2014-A-3A, 2.30%, 10/20/31 (a)	812	811
Series 2015-A-2A, 2.43%, 06/20/32 (a)	1,509	1,507
Series 2016-A-2A, 2.33%, 07/20/33 (a)	1,210	1,188
SLM Student Loan Trust
Series 2008-A4-4, 2.53%, 01/24/17 (b)	175	176
Series 2008-A-9, 2.38%, 10/25/17 (b)	1,389	1,390
Series 2008-A4-5, 2.58%, 07/25/23 (b)	1,938	1,949
SMART Trust
Series 2014-A3A-1US, 0.95%, 03/14/17	328	328
Series 2015-A3A-3US, 1.66%, 08/14/18	8,370	8,350
Series 2013-A4A-2US, 1.18%, 02/14/19	522	520
Series 2016-A2A-2US, 1.45%, 08/14/19	4,705	4,677
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (a)	1,115	1,112
Structured Asset Securities Corp.
Series 2003-3A5-26A, REMIC, 2.97%, 09/25/33 (b)	253	248
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (a)	5,550	5,549
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,320
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,549
Series 2015-A-2, 1.60%, 04/16/18	4,360	4,363
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,344
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,579
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	2,585	2,590
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	2,806	2,813
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	1,536	1,539
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,847	1,849
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	1,076	1,074
Toyota Auto Receivables Owner Trust
Series 2014-A4-C, 1.44%, 04/15/20	650	651
Series 2015-A4-C, 1.69%, 12/15/20	2,280	2,283
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,140	3,126
Series 2016-B-2A, 2.15%, 05/20/21 (a)	2,135	2,118

See accompanying Notes to Financial Statements.

164

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Series 2016-C-2A, 2.36%, 05/20/21 (a)	1,690	1,677
Volkswagen Auto Loan Enhanced Trust
Series 2014-A4-2, 1.39%, 05/20/18	4,745	4,709
Volkswagen Credit Auto Master Trust
Series 2014-A2-1A, 1.40%, 07/20/17 (a)	4,095	4,092
Volvo Financial Equipment LLC
Series 2014-A3-1A, 0.82%, 04/16/18 (a)	443	442
Series 2016-A3-1A, 1.67%, 02/18/20 (a)	1,320	1,321
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	1,004	1,002
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	2,744	2,734
Series 2015-A1-C27, REMIC, 1.73%, 02/15/20	3,339	3,337
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	1,492	1,486
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	1,103	1,098
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	961	952
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,992
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	3,259	3,235
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A3-G, REMIC, 3.01%, 06/25/34 (b)	73	73
Series 2005-2A2-AR4, REMIC, 3.07%, 04/25/35 (b)	734	733
Wells Fargo-RBS Commercial Mortgage Trust
Series 2014-A1-LC14, REMIC, 1.19%, 12/15/18	872	869
Series 2014-A1-C20, REMIC, 1.28%, 02/15/19	1,542	1,537
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	2,761	2,750
Series 2014-A1-C21, REMIC, 1.41%, 08/15/47	1,814	1,809
Series 2014-A1-C24, REMIC, 1.39%, 11/15/47	231	230
Series 2014-A1-C22, REMIC, 1.48%, 09/15/57	1,230	1,228
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	578	578
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (a)	5,984	5,975
Wheels SPV 2 LLC
Series 2014-A2-1A, 0.84%, 05/20/17 (a)	221	221
Series 2016-A2-1A, 1.59%, 04/22/19 (a)	645	642
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (a)	707	706
World Omni Auto Receivables Trust
Series 2015-A3-A, 1.34%, 05/15/20	1,125	1,126
Series 2015-A3-B, 1.49%, 12/15/20	3,385	3,389
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,220
Series 2014-A4-A, 1.37%, 01/15/20	895	895
Total Non-U.S. Government Agency Asset-Backed Securities (cost $511,190)		510,386
CORPORATE BONDS AND NOTES 48.1%
Consumer Discretionary 4.8%
AutoZone Inc.
1.63%, 04/21/19	475	471
Brinker International Inc.
2.60%, 05/15/18	3,025	3,032
Charter Communications Operating LLC
3.58%, 07/23/20	2,875	2,931
Delphi Automotive Plc
3.15%, 11/19/20	4,790	4,863
Dollar General Corp.
4.13%, 07/15/17	4,540	4,606
GLP Capital LP
4.38%, 11/01/18	3,600	3,725
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,198
INVISTA Finance LLC
4.25%, 10/15/19 (a)	4,150	4,107
JD.com Inc.
3.13%, 04/29/21	9,175	9,063
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,498
2.15%, 10/15/18	3,425	3,441
2.60%, 03/29/19	5,585	5,645
Nissan Motor Acceptance Corp.
1.95%, 09/12/17 (a)	4,015	4,026
1.55%, 09/13/19 (a)	2,095	2,062
Omnicom Group Inc.
4.45%, 08/15/20	3,845	4,087
	Shares/Par†	Value
Thomson Reuters Corp.
1.30%, 02/23/17	1,935	1,935
Time Warner Cable Inc.
5.85%, 05/01/17	3,180	3,225
6.75%, 07/01/18	1,630	1,740
8.25%, 04/01/19	4,550	5,111
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,045
1.65%, 11/01/17	1,565	1,567
Wyndham Worldwide Corp.
2.95%, 03/01/17	3,195	3,198
		78,576
Consumer Staples 1.4%
Danone SA
1.69%, 10/30/19 (a)	6,780	6,693
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (a)	7,605	7,611
Mead Johnson Nutrition Co.
3.00%, 11/15/20	970	981
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,586
8.13%, 06/23/19 (d)	1,115	1,272
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	3,145	3,148
		22,291
Energy 4.3%
Cameron International Corp.
1.40%, 06/15/17	2,265	2,264
Canadian Natural Resources Ltd.
5.70%, 05/15/17	4,490	4,557
1.75%, 01/15/18	1,605	1,601
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,481
3.13%, 01/20/20	5,900	5,924
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	1,835	1,833
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,520	1,527
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,233
5.20%, 05/15/18	495	517
DCP Midstream Operating LP
2.50%, 12/01/17	4,640	4,617
Enbridge Inc.
1.38%, 06/02/17 (b)	1,580	1,580
Encana Corp.
6.50%, 05/15/19	415	447
Energy Transfer Partners LP
6.13%, 02/15/17	2,605	2,618
6.70%, 07/01/18	1,465	1,556
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,439
Exxon Mobil Corp.
1.32%, 03/06/22 (b)	8,240	8,182
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	1,160	1,164
5.95%, 02/15/18	1,380	1,439
Marathon Oil Corp.
6.00%, 10/01/17	4,215	4,341
Murphy Oil Corp.
3.50%, 12/01/17 (d) (e)	8,600	8,643
ONEOK Partners LP
3.20%, 09/15/18	270	276
Petroleos Mexicanos
3.13%, 01/23/19	565	560
3.50%, 07/18/18 - 07/23/20	5,205	5,162
Spectra Energy Partners LP
2.95%, 09/25/18	1,545	1,569
Williams Partners LP
7.25%, 02/01/17	3,190	3,204
		71,734
Financials 21.5%
AerCap Aviation Solutions BV
6.38%, 05/30/17	1,220	1,242

See accompanying Notes to Financial Statements.

165

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	3,350	3,379
Aflac Inc.
2.65%, 02/15/17	645	646
AIA Group Ltd.
2.25%, 03/11/19 (a)	1,086	1,089
American Express Co.
1.51%, 05/22/18 (b)	7,075	7,090
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	7,165	7,174
Aon Plc
2.80%, 03/15/21	4,310	4,305
Banco de Credito del Peru
2.25%, 10/25/19 (a)	785	775
Bank of America Corp.
1.70%, 08/25/17	1,155	1,156
2.00%, 01/11/18	2,475	2,481
5.65%, 05/01/18	1,400	1,467
2.63%, 04/19/21	3,780	3,751
2.50%, 10/21/22	1,760	1,700
Bank of America NA
1.75%, 06/05/18	3,635	3,634
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (a)	4,140	4,141
2.50%, 10/29/18 (a)	4,075	4,107
2.00%, 04/12/19 (a)	1,140	1,135
Barclays Bank Plc
6.05%, 12/04/17 (a)	4,250	4,390
BB&T Corp.
1.82%, 06/15/18 (b) (e)	2,115	2,127
BPCE SA
1.63%, 01/26/18	4,461	4,450
2.50%, 12/10/18	4,080	4,115
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	7,785	7,843
8.50%, 06/15/19 (d)	275	315
3.50%, 11/24/20 (e)	1,580	1,607
Capital One NA
2.35%, 08/17/18	785	789
1.85%, 09/13/19	4,115	4,066
Citigroup Inc.
1.55%, 08/14/17	6,735	6,739
1.85%, 11/24/17	1,645	1,648
1.80%, 02/05/18	1,425	1,425
1.70%, 04/27/18	2,300	2,295
2.05%, 06/07/19	2,795	2,783
2.90%, 12/08/21	4,145	4,130
Citizens Bank NA
2.30%, 12/03/18	275	276
2.50%, 03/14/19	4,030	4,060
2.45%, 12/04/19	540	542
2.55%, 05/13/21	1,625	1,614
CNA Financial Corp.
6.95%, 01/15/18	795	835
7.35%, 11/15/19	910	1,032
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,965
Credit Suisse AG
1.38%, 05/26/17	1,935	1,935
Daimler Finance North America LLC
1.75%, 08/01/18 (a) (b)	3,745	3,768
1.75%, 10/30/19 (a)	5,620	5,545
Discover Bank
2.00%, 02/21/18	1,230	1,230
7.00%, 04/15/20	4,490	4,982
Discover Financial Services
6.45%, 06/12/17	4,370	4,459
Experian Finance Plc
2.38%, 06/15/17 (a)	2,080	2,087
Fidelity National Financial Inc.
6.60%, 05/15/17	7,825	7,959
Fifth Third Bank
1.35%, 06/01/17	2,960	2,961
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	201
	Shares/Par†	Value
1.68%, 09/08/17	8,645	8,631
2.38%, 01/16/18	675	678
2.02%, 05/03/19	1,795	1,778
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,811
3.10%, 01/15/19	2,425	2,450
2.35%, 10/04/19	3,225	3,186
3.15%, 01/15/20	4,705	4,732
Goldman Sachs Group Inc.
5.95%, 01/18/18	3,380	3,521
6.15%, 04/01/18	8,530	8,972
2.30%, 12/13/19	2,225	2,223
2.75%, 09/15/20	1,090	1,094
HPHT Finance 15 Ltd.
2.25%, 03/17/18 (a)	2,728	2,726
HSBC Bank Plc
1.55%, 05/15/18 (a) (b)	4,875	4,877
Huntington National Bank
2.20%, 11/06/18	6,010	6,026
Hyundai Capital America Inc.
1.45%, 02/06/17 (a)	1,845	1,845
2.40%, 10/30/18 (a)	2,625	2,635
2.50%, 03/18/19 (a)	4,950	4,961
2.00%, 07/01/19 (a)	1,500	1,488
Hyundai Capital Services Inc.
3.50%, 09/13/17 (a)	1,725	1,742
JPMorgan Chase & Co.
2.11%, 10/24/23 (b)	5,735	5,850
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 (a)	1,595	1,661
Legg Mason Inc.
2.70%, 07/15/19	635	639
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,670
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,684
6.88%, 04/25/18	5,020	5,335
Metropolitan Life Global Funding I
1.50%, 01/10/18 (a)	4,520	4,520
Mizuho Bank Ltd.
1.70%, 09/25/17 (a)	3,255	3,255
2.15%, 10/20/18 (a)	2,385	2,387
Morgan Stanley
6.63%, 04/01/18	960	1,015
2.16%, 04/25/18 (b)	5,755	5,815
1.73%, 01/24/19 (b)	10,550	10,616
National Bank of Canada
1.45%, 11/07/17	8,005	8,003
Nationwide Building Society
2.35%, 01/21/20 (a)	2,545	2,537
Nordea Bank AB
1.88%, 09/17/18 (a)	2,040	2,039
Principal Life Global Funding II
1.50%, 04/18/19 (a)	1,830	1,807
2.20%, 04/08/20 (a)	3,305	3,278
Regions Bank
7.50%, 05/15/18	961	1,029
Reinsurance Group of America Inc.
6.45%, 11/15/19	795	882
S&P Global Inc.
2.50%, 08/15/18	780	786
Santander Bank NA
2.00%, 01/12/18	1,545	1,544
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,879
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	5,590	5,517
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,211
Solvay Finance America LLC
3.40%, 12/03/20 (a)	3,105	3,157
Standard Chartered Plc
1.50%, 09/08/17 (a)	4,745	4,726
2.10%, 08/19/19 (a)	1,120	1,107

See accompanying Notes to Financial Statements.

166

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,200
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (a)	6,520	6,494
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,886
Swedbank AB
1.75%, 03/12/18 (a)	9,235	9,232
Toronto-Dominion Bank
1.44%, 04/30/18 (b)	4,565	4,579
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,145
UBS Group AG
3.00%, 04/15/21 (a)	5,035	5,033
Union Bank NA
2.13%, 06/16/17	3,630	3,642
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 (a)	4,175	4,168
Wachovia Capital Trust III
5.57%, (callable at 100 beginning 02/23/17) (f)	425	417
WEA Finance LLC
1.75%, 09/15/17 (a)	3,170	3,172
2.70%, 09/17/19 (a)	1,450	1,466
3.25%, 10/05/20 (a)	805	818
XLIT Ltd.
2.30%, 12/15/18	2,015	2,028
		354,050
Health Care 4.7%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,945
2.90%, 11/30/21	2,995	2,988
AbbVie Inc.
1.80%, 05/14/18	5,505	5,508
2.30%, 05/14/21	2,675	2,619
Actavis Funding SCS
1.85%, 03/01/17	2,869	2,872
2.35%, 03/12/18	4,720	4,747
Aetna Inc.
1.50%, 11/15/17	2,050	2,048
1.90%, 06/07/19	6,235	6,219
Agilent Technologies Inc.
6.50%, 11/01/17	735	762
Baxalta Inc.
1.78%, 06/22/18 (b)	1,725	1,725
2.00%, 06/22/18	580	580
Biogen Inc.
2.90%, 09/15/20	1,760	1,781
Catholic Health Initiatives
1.60%, 11/01/17	535	537
2.60%, 08/01/18	2,165	2,186
Celgene Corp.
1.90%, 08/15/17	770	772
2.13%, 08/15/18	4,120	4,136
2.30%, 08/15/18	655	659
Express Scripts Holding Co.
1.25%, 06/02/17 (e)	2,790	2,780
2.25%, 06/15/19	485	485
3.30%, 02/25/21	440	448
Humana Inc.
2.63%, 10/01/19	1,435	1,446
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,254
Perrigo Co. Plc
2.30%, 11/08/18	2,705	2,701
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	890	899
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	4,205	4,170
1.70%, 07/19/19	3,895	3,825
2.20%, 07/21/21	1,655	1,582
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	3,685	3,692
WellPoint Inc.
5.88%, 06/15/17	3,545	3,617
	Shares/Par†	Value
2.30%, 07/15/18	3,260	3,281
		78,264
Industrials 4.0%
Air Lease Corp.
2.13%, 01/15/18	885	887
2.13%, 01/15/20	3,540	3,485
Anstock II Ltd.
2.13%, 07/24/17	4,445	4,437
ERAC USA Finance LLC
2.75%, 03/15/17 (a)	1,475	1,479
6.38%, 10/15/17 (a)	620	642
2.80%, 11/01/18 (a)	2,415	2,445
Fortive Corp.
1.80%, 06/15/19 (a)	450	447
GATX Corp.
1.25%, 03/04/17	3,580	3,579
2.38%, 07/30/18	1,005	1,009
2.60%, 03/30/20 (e)	2,830	2,793
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	9,175	9,154
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	757
Kansas City Southern
2.35%, 05/15/20	3,920	3,870
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (a)	985	993
3.38%, 03/15/18 (a)	4,195	4,268
2.88%, 07/17/18 (a)	2,925	2,962
2.50%, 06/15/19 (a)	2,080	2,085
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,790
2.05%, 10/01/18	4,140	4,153
Roper Technologies Inc.
3.00%, 12/15/20	650	658
2.80%, 12/15/21	1,250	1,248
Southwest Airlines Co.
5.13%, 03/01/17	1,320	1,328
2.75%, 11/06/19	2,205	2,243
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,793
		65,505
Information Technology 2.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,198
Baidu Inc.
2.75%, 06/09/19	4,190	4,234
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,280	1,280
2.25%, 08/15/21	3,130	3,049
Harris Corp.
2.00%, 04/27/18	4,670	4,672
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	8,480	8,527
2.85%, 10/05/18	360	363
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,668
Seagate HDD Cayman
3.75%, 11/15/18	1,730	1,773
Tencent Holdings Ltd.
2.00%, 05/02/17 (a)	2,375	2,376
2.88%, 02/11/20 (a)	1,300	1,304
Xerox Corp.
2.95%, 03/15/17	575	577
		42,021
Materials 0.6%
Eastman Chemical Co.
2.70%, 01/15/20	960	965
Goldcorp Inc.
2.13%, 03/15/18	4,245	4,242
LyondellBasell Industries NV
5.00%, 04/15/19	1,500	1,584
Martin Marietta Materials Inc.
2.10%, 06/30/17 (b)	3,235	3,241
		10,032

See accompanying Notes to Financial Statements.

167

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Real Estate 0.9%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,885
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,804
2.25%, 09/01/21	4,185	4,045
Kimco Realty Corp.
6.88%, 10/01/19	675	756
Simon Property Group LP
2.35%, 01/30/22	1,825	1,799
Ventas Realty LP
1.25%, 04/17/17	910	910
2.00%, 02/15/18	1,585	1,588
4.00%, 04/30/19	385	399
		15,186
Telecommunication Services 0.5%
AT&T Inc.
2.30%, 03/11/19	2,060	2,067
2.45%, 06/30/20	2,340	2,322
Verizon Communications Inc.
2.63%, 02/21/20	4,170	4,207
		8,596
Utilities 2.9%
Dominion Resources Inc.
1.25%, 03/15/17	3,370	3,370
2.13%, 02/15/18 (a)	1,395	1,399
1.50%, 09/30/18 (a)	1,345	1,332
2.96%, 07/01/19 (g)	1,035	1,047
Electricite de France SA
1.15%, 01/20/17 (a)	3,945	3,945
Exelon Corp.
1.55%, 06/09/17	2,575	2,570
Exelon Generation Co. LLC
2.95%, 01/15/20	1,540	1,558
FirstEnergy Corp.
2.75%, 03/15/18 (d)	1,760	1,776
Monongahela Power Co.
5.70%, 03/15/17 (a)	420	423
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	870	874
1.65%, 09/01/18	1,105	1,101
2.30%, 04/01/19	1,265	1,274
NiSource Finance Corp.
6.40%, 03/15/18	85	89
6.80%, 01/15/19	1,455	1,588
Origin Energy Finance Ltd.
3.50%, 10/09/18 (a)	4,360	4,410
Panhandle Eastern Pipeline Co. LP
6.20%, 11/01/17	375	386
PPL Capital Funding Inc.
1.90%, 06/01/18	1,220	1,220
San Diego Gas & Electric Co.
1.91%, 02/01/22	1,257	1,241
Southern Co.
1.55%, 07/01/18	1,140	1,136
1.85%, 07/01/19	4,065	4,051
2.35%, 07/01/21	875	859
Southern Power Co.
1.85%, 12/01/17	940	942
TECO Finance Inc.
1.48%, 04/10/18 (b)	4,310	4,306
Zhejiang Energy Group Hong Kong Ltd.
2.30%, 09/30/17	6,475	6,468
		47,365
Total Corporate Bonds And Notes (cost $793,165)		793,620
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.21%, 09/25/24 (b)	841	844
Series 2015-M1-HQ2, 1.86%, 05/27/25 (b)	471	472
Series 2015-M1-DNA1, 1.66%, 10/25/27 (b)	1,197	1,197
Series 2015-M1-HQA2, 1.91%, 05/25/28 (b)	152	152
	Shares/Par†	Value
Series 2016-M1-HQA1, 2.51%, 09/25/28 (b)	485	487
Series 2015-M1-DNA3, REMIC, 2.11%, 04/25/28 (b)	281	281
Series 2016-M1-DNA1, REMIC, 2.21%, 07/25/28 (b)	2,831	2,842
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	290	296
Series 2016-FA-83, REMIC, 1.26%, 11/25/46 (b)	1,939	1,944
Series 2016-FA-85, REMIC, 1.26%, 11/25/46 (b)	3,360	3,359
Series 2016-FG-85, REMIC, 1.26%, 11/25/46 (b)	3,611	3,607
		15,481
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp.
Series A2-K502, REMIC, 1.43%, 08/25/17	1,936	1,937
Series A1-K712, REMIC, 1.37%, 05/25/19	862	862
Series A1-K715, REMIC, 2.06%, 03/25/20	4,527	4,556
		7,355
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	946	1,005
4.50%, 11/01/18 - 08/01/20	35	36
5.50%, 10/01/19 - 07/01/20	173	180
4.00%, 05/01/26	680	715
2.79%, 09/01/33 (b)	68	72
3.00%, 09/01/33 (b)	11	12
2.62%, 10/01/34 (b)	34	36
2.84%, 11/01/34 (b)	52	54
3.22%, 11/01/34 (b)	14	14
3.34%, 11/01/34 (b)	27	29
3.39%, 11/01/34 (b)	24	26
2.58%, 01/01/35 (b)	34	36
2.53%, 02/01/35 (b)	24	26
2.57%, 02/01/35 (b)	35	37
2.59%, 02/01/35 (b)	34	36
2.61%, 02/01/35 (b)	13	14
2.63%, 02/01/35 (b)	30	32
2.81%, 02/01/35 (b)	32	34
2.94%, 02/01/35 (b)	51	54
2.99%, 06/01/35 (b)	274	290
2.87%, 09/01/35 (b)	420	444
2.97%, 10/01/35 (b)	123	131
3.23%, 11/01/35 (b)	123	131
2.74%, 03/01/36 (b)	162	172
6.00%, 12/01/28 - 01/01/38	1,416	1,610
Federal National Mortgage Association
5.00%, 07/01/19 - 07/01/41	8,112	8,806
4.00%, 02/01/25 - 08/01/43	10,588	11,144
3.50%, 12/01/25 - 01/01/46	18,897	19,566
3.00%, 11/01/29 - 09/01/30	19,889	20,436
6.50%, 07/01/32 - 12/01/32	629	728
2.72%, 03/01/33 - 12/01/33 (b)	199	209
2.48%, 06/01/33 (b)	21	22
2.84%, 06/01/33 (b)	277	291
2.77%, 07/01/33 (b)	17	18
3.38%, 09/01/33 (b)	1	1
3.07%, 12/01/33 (b)	2	2
5.50%, 01/01/17 - 12/01/39	12,827	14,282
3.02%, 10/01/34 (b)	11	11
2.87%, 11/01/34 (b)	307	325
2.99%, 11/01/34 (b)	4	4
3.17%, 11/01/34 (b)	69	73
2.75%, 12/01/34 - 05/01/35 (b)	63	66
2.52%, 01/01/35 (b)	36	38
2.55%, 01/01/35 (b)	48	51
2.68%, 01/01/35 (b)	14	15
2.50%, 01/01/35 - 02/01/35 (b)	63	66
2.67%, 02/01/35 (b)	86	91
2.47%, 03/01/35 (b)	27	28
2.40%, 04/01/35 (b)	229	243
3.04%, 04/01/35 (b)	75	79
3.11%, 04/01/35 (b)	246	264
6.00%, 03/01/34 - 10/01/40	2,587	2,952
2.49%, 05/01/35 (b)	125	131
2.59%, 05/01/35 (b)	384	401

See accompanying Notes to Financial Statements.

168

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
2.88%, 06/01/35 (b)	344	364
2.94%, 06/01/35 (b)	247	261
3.09%, 07/01/35 (b)	206	218
2.36%, 08/01/35 (b)	589	623
2.85%, 08/01/35 (b)	254	267
2.79%, 11/01/35 - 02/01/36 (b)	534	564
3.28%, 11/01/35 (b)	170	179
2.76%, 02/01/36 (b)	550	577
2.66%, 03/01/36 (b)	185	195
2.86%, 04/01/34 - 03/01/36 (b)	262	276
4.50%, 06/01/19 - 06/01/44	18,607	19,833
Government National Mortgage Association
7.00%, 12/15/17	5	5
5.50%, 07/15/20	41	43
6.00%, 07/15/36	1,524	1,767
5.00%, 12/20/34 - 02/20/40	623	692
4.50%, 09/20/40	1,054	1,136
3.50%, 03/20/43 - 04/20/43	4,454	4,641
		117,210
Municipal 0.3%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,680
University of California
1.12%, 07/01/41 (b)	1,470	1,470
		5,150
U.S. Treasury Securities 7.0%
U.S. Treasury Note
0.88%, 05/31/18 - 07/15/18	24,030	23,964
0.75%, 07/31/18	8,500	8,453
1.25%, 12/31/18	15,815	15,827
1.75%, 09/30/19 (h)	8,565	8,646
1.00%, 11/15/19	45,710	45,138
1.38%, 05/31/21	14,180	13,885
		115,913
Total Government And Agency Obligations (cost $261,235)		261,109
SHORT TERM INVESTMENTS 5.6%
Certificates of Deposit 0.2%
Credit Suisse AG, 1.75%, 09/12/17 (b)	4,045	4,050
Commercial Paper 3.8%
Anheuser-Busch InBev SA, 1.50%, 10/10/17 (a)	1,530	1,514
Anheuser-Busch InBev Worldwide Inc., 1.45%, 09/05/17 (a)	2,425	2,404
AXA Financial Inc., 1.55%, 07/24/17 (a)	7,920	7,853
Enbridge Energy Partners LP, 1.95%, 05/09/17 (a)	8,335	8,287
Energy Transfer Partners LP, 1.60%, 01/24/17 (a)	4,355	4,351
Ford Motor Credit Co. LLC, 1.75%, 09/01/17 (a)	8,120	8,021
Manhattan Asset Funding Co. LLC, 1.52%, 09/06/17 (a)	8,050	7,963
Plains All American Pipeline LP, 1.55%, 02/15/17 (a)	8,915	8,898
Vodafone Group Plc, 1.60%, 09/01/17 (a)	8,755	8,660
VW Credit Inc., 1.75%, 09/18/17 (a)	4,210	4,160
		62,111
Investment Companies 1.5%
JNL Money Market Fund, 0.34% (i) (j)	8,876	8,876
T. Rowe Price Government Reserve Fund, 0.44% (i) (j)	16,266	16,266
		25,142
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (j)	1,319	1,319
Total Short Term Investments (cost $92,602)		92,622
Total Investments 100.5% (cost $1,658,192)		1,657,737
Other Derivative Instruments (0.0)%		(68)
Other Assets and Liabilities, Net (0.5)%		(8,814)
Total Net Assets 100.0%		$1,648,855

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $396,447 and 24.0%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

Shares/Par†	Value

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or portion of the security was on loan.

(f) Perpetual security.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.2%
Consumer Discretionary 6.4%
Adient Plc (a) (b)	129	$7,534
Comcast Corp. - Class A	523	36,120
Delphi Automotive Plc	136	9,173
Dollar General Corp.	243	17,992
General Motors Co.	325	11,306
Las Vegas Sands Corp.	275	14,706
Lennar Corp. - Class A	291	12,480
Liberty Global Plc - Class C (a)	726	21,568
Limited Brands Inc.	113	7,407
Lowe's Cos. Inc.	406	28,883
Mattel Inc.	923	25,420
Norwegian Cruise Line Holdings Ltd. (a)	758	32,220
Twenty-First Century Fox Inc. - Class B	1,177	32,068
Walt Disney Co.	126	13,121
		269,998
Consumer Staples 9.4%
Bunge Ltd.	362	26,184
Coty Inc. - Class A	790	14,469
CVS Health Corp.	148	11,702
JM Smucker Co.	22	2,804
Mondelez International Inc. - Class A	239	10,611
PepsiCo Inc.	112	11,719
Philip Morris International Inc.	1,303	119,248
Tyson Foods Inc. - Class A	2,158	133,091
Walgreens Boots Alliance Inc.	477	39,460
Wal-Mart Stores Inc.	420	29,003
		398,291
Energy 10.9%
Baker Hughes Inc.	73	4,731
Chevron Corp.	547	64,429
EnCana Corp.	1,299	15,249
EOG Resources Inc.	290	29,296
EQT Corp.	156	10,204
Exxon Mobil Corp.	961	86,767
Hess Corp.	195	12,160
Marathon Petroleum Corp.	863	43,434
Occidental Petroleum Corp.	557	39,704
Spectra Energy Corp.	748	30,746
Targa Resources Corp.	55	3,058
Total SA - ADR	1,650	84,106
TransCanada Corp. (b)	832	37,544
		461,428
Financials 25.8%
American International Group Inc.	647	42,276
Ameriprise Financial Inc.	525	58,220
Bank of New York Mellon Corp.	1,387	65,714
Charles Schwab Corp.	619	24,437
Chubb Ltd.	60	7,914
Citigroup Inc.	1,190	70,717
Fifth Third Bancorp	2,063	55,644
JPMorgan Chase & Co.	2,512	216,761
KeyCorp	2,228	40,705

See accompanying Notes to Financial Statements.

169

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Marsh & McLennan Cos. Inc.	727	49,137
MetLife Inc.	950	51,207
Morgan Stanley	1,938	81,889
PNC Financial Services Group Inc.	19	2,164
State Street Corp.	561	43,594
Synchrony Financial	843	30,592
U.S. Bancorp	824	42,324
Wells Fargo & Co.	1,930	106,354
Weyerhaeuser Co.	831	25,007
Willis Towers Watson Plc	110	13,439
XL Group Ltd.	1,684	62,762
		1,090,857
Health Care 13.5%
Abbott Laboratories	665	25,532
Aetna Inc.	491	60,884
Agilent Technologies Inc.	626	28,542
Anthem Inc.	302	43,423
Becton Dickinson & Co.	218	36,052
Bristol-Myers Squibb Co.	346	20,232
Danaher Corp.	176	13,686
Gilead Sciences Inc.	225	16,134
HCA Holdings Inc. (a)	468	34,618
Hologic Inc. (a)	732	29,380
Mallinckrodt Plc (a)	157	7,837
McKesson Corp.	73	10,253
Medtronic Plc	922	65,662
Merck & Co. Inc.	1,052	61,914
Pfizer Inc.	2,564	83,282
Thermo Fisher Scientific Inc.	237	33,439
		570,870
Industrials 8.7%
American Airlines Group Inc.	1,117	52,148
Boeing Co.	378	58,924
General Electric Co.	2,298	72,626
Honeywell International Inc.	206	23,888
Illinois Tool Works Inc.	92	11,217
Johnson Controls International Plc	1,365	56,224
Pentair Plc	117	6,559
Rockwell Collins Inc.	168	15,583
Roper Industries Inc.	139	25,521
Stericycle Inc. (a)	253	19,463
United Technologies Corp.	261	28,620
		370,773
Information Technology 10.4%
Analog Devices Inc.	214	15,512
Apple Inc.	511	59,207
Applied Materials Inc.	403	12,989
Cisco Systems Inc.	1,933	58,430
Harris Corp.	219	22,487
Keysight Technologies Inc. (a)	225	8,243
Microchip Technology Inc. (b)	140	8,996
Microsoft Corp.	1,923	119,508
NXP Semiconductors NV (a)	89	8,691
QUALCOMM Inc.	581	37,901
Red Hat Inc. (a)	328	22,836
TE Connectivity Ltd.	369	25,562
Texas Instruments Inc.	448	32,694
Western Digital Corp.	118	8,023
		441,079
Materials 3.1%
Ashland Global Holdings Inc.	227	24,784
Ball Corp.	368	27,612
CF Industries Holdings Inc.	139	4,381
EI du Pont de Nemours & Co.	461	33,852
International Paper Co.	515	27,321
Vulcan Materials Co.	94	11,802
		129,752
Real Estate 0.9%
General Growth Properties Inc.	528	13,197
Vereit Inc.	3,044	25,754
		38,951
Telecommunication Services 1.3%
Verizon Communications Inc.	1,001	53,447
	Shares/Par†	Value
Utilities 7.8%
AES Corp.	1,667	19,367
American Electric Power Co. Inc.	725	45,643
DTE Energy Co.	218	21,446
Eversource Energy	159	8,778
Exelon Corp.	2,429	86,219
FirstEnergy Corp.	363	11,243
Great Plains Energy Inc.	609	16,659
NextEra Energy Inc.	127	15,145
NRG Energy Inc.	1,216	14,903
PG&E Corp.	1,152	69,998
Sempra Energy	200	20,078
		329,479
Total Common Stocks (cost $3,764,450)		4,154,925
PREFERRED STOCKS 0.4%
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19	345	16,887
Total Preferred Stocks (cost $17,008)		16,887
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.2%
JNL Money Market Fund, 0.34% (c) (d)	4,300	4,300
T. Rowe Price Government Reserve Fund, 0.44% (c) (d)	6,415	6,415
		10,715
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.39% (d)	19,773	19,773
Total Short Term Investments (cost $30,488)		30,488
Total Investments 99.3% (cost $3,811,946)		4,202,300
Other Assets and Liabilities, Net 0.7%		30,897
Total Net Assets 100.0%		$4,233,197

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 81.6%
Consumer Discretionary 24.8%
Adient Plc (a)	19	$1,099
Bob Evans Farms Inc. (b)	71	3,783
Cabela's Inc. (a) (c)	207	12,112
CBS Corp. - Class B (b) (c)	104	6,629
Harman International Industries Inc. (c)	123	13,670
Hilton Worldwide Holdings Inc. (b) (c)	153	4,162
Isle of Capri Casinos Inc. (a)	86	2,128
Jarden Corp. (a) (d) (e) (f)	186	11,033
Liberty SiriusXM Group - Class A (a) (c)	166	5,746
Media General Inc. (a) (c)	120	2,254
MGM Resorts International (a) (b) (c)	332	9,560
News Corp. - Class A (c)	90	1,034
Time Warner Inc. (b) (c)	90	8,699
Yum China Holdings Inc. (a)	80	2,097
Yum! Brands Inc. (b) (c)	80	5,085
		89,091
Consumer Staples 7.2%
Coty Inc. - Class A	43	788
Lamb Weston Holdings Inc. (b) (c)	274	10,360
Reynolds American Inc. (b) (c)	214	12,016
Rite Aid Corp. (a)	334	2,751
		25,915
Energy 8.7%
Baker Hughes Inc. (b)	166	10,811
Columbia Pipeline Group Inc. (d) (e) (f)	134	3,417
Columbia Pipeline Partners LP (c)	293	5,028
Energy Transfer Partners LP	68	2,452
FMC Technologies Inc. (a) (c)	216	7,680
Showa Shell Sekiyu KK	213	1,983
		31,371

See accompanying Notes to Financial Statements.

170

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Financials 8.8%
American Capital Ltd. (a) (c)	755	13,524
American International Group Inc. (b) (c)	63	4,088
Bats Global Markets Inc.	32	1,086
CIT Group Inc. (b)	167	7,106
NorthStar Asset Management Group Inc.	229	3,418
Pacific Special Acquisition Corp. (a)	69	708
PrivateBancorp Inc.	19	1,034
Starwood Property Trust Inc.	20	439
		31,403
Financials 0.1%
Hennessy Capital Acquisition Corp. (a)	45	454
Health Care 4.6%
Allergan Plc (a) (b)	17	3,486
St. Jude Medical Inc. (c)	137	11,012
Team Health Holdings Inc. (a)	43	1,858
		16,356
Industrials 4.6%
BE Aerospace Inc. (c)	89	5,336
General Electric Co. (b)	114	3,602
Johnson Controls International Plc (b) (c)	188	7,723
		16,661
Information Technology 15.8%
Hewlett Packard Enterprise Co. (b) (c)	620	14,347
Intersil Corp. - Class A	92	2,052
Linear Technology Corp.	114	7,100
Mentor Graphics Corp.	100	3,692
NXP Semiconductors NV (a) (c)	128	12,550
Yahoo! Inc. (a) (c)	439	16,987
		56,728
Materials 4.7%
Alcoa Corp. (a)	-	—
Ashland Global Holdings Inc. (b)	62	6,787
Dow Chemical Co. (c)	82	4,687
Monsanto Co. (b) (c)	50	5,208
Valvoline Inc.	10	221
		16,903
Real Estate 0.7%
NorthStar Realty Finance Corp.	173	2,620
Telecommunication Services 1.6%
Level 3 Communications Inc. (a)	101	5,681
Total Common Stocks (cost $281,143)		293,183
PREFERRED STOCKS 0.8%
Real Estate 0.8%
NorthStar Realty Finance Corp., 8.75%, (callable at 25 beginning 05/15/19) (g)	63	1,626
NorthStar Realty Finance Corp. - Series B, 8.25%, (callable at 25 beginning 02/24/17) (g)	51	1,268
Total Preferred Stocks (cost $2,895)		2,894
RIGHTS 0.0%
Pacific Special Acquisition Corp. (a)	69	37
Total Rights (cost $16)		37
WARRANTS 0.0%
Pacific Special Acquisition Corp. (a)	69	19
Total Warrants (cost $6)		19
INVESTMENT COMPANIES 5.9%
BlackRock Debt Strategies Fund Inc.	235	2,669
BlackRock Floating Rate Income Strategies Fund Inc.	186	2,678
First Trust Senior Floating Rate Income Fund II	188	2,597
Invesco Senior Income Trust	821	3,809
Nuveen Credit Strategies Income Fund	328	2,906
Voya Prime Rate Trust	639	3,540
Western Asset High Income Opportunity Fund Inc.	568	2,833
Total Investment Companies (cost $19,783)		21,032
CORPORATE BONDS AND NOTES 9.3%
Consumer Discretionary 3.4%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (a) (h)	4,128	3,529
	Shares/Par†	Value
Caesars Growth Properties Holdings LLC
9.38%, 05/01/22	8,139	8,770
		12,299
Consumer Staples 2.3%
JBS USA LLC
8.25%, 02/01/20 (i)	699	716
Rite Aid Corp.
6.75%, 06/15/21	2,329	2,445
6.13%, 04/01/23 (i)	438	471
WhiteWave Foods Co.
5.38%, 10/01/22	4,104	4,494
		8,126
Health Care 1.0%
Change Healthcare Holdings Inc.
11.00%, 12/31/19	1,832	1,892
Team Health Inc.
7.25%, 12/15/23 (i)	1,501	1,707
		3,599
Telecommunication Services 0.9%
Fairpoint Communications Inc.
8.75%, 08/15/19 (i)	3,221	3,362
Utilities 1.7%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 - 03/01/22 (a) (h) (i)	4,406	5,973
Total Corporate Bonds And Notes (cost $32,038)		33,359
OTHER EQUITY INTERESTS 0.1%
Winthrop Realty Trust Escrow (a) (d) (e) (j) (k)	51	397
Total Other Equity Interests (cost $635)		397
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Money Market Fund, 0.34% (l) (m)	7,571	7,571
Total Short Term Investments (cost $7,571)		7,571
Total Investments 99.8% (cost $344,087)		358,492
Total Securities Sold Short (15.9)% (proceeds $51,423)		(57,022)
Total Purchased Options 0.1% (cost $1,078)		493
Other Derivative Instruments (2.1)%		(7,719)
Other Assets and Liabilities, Net 18.1%		64,942
Total Net Assets 100.0%		$359,186

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Shares subject to merger appraisal rights.

(g) Perpetual security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 2.6% of the Fund’s net assets.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $12,229 and 3.4%, respectively.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

SECURITIES SOLD SHORT (15.9%)
COMMON STOCKS (15.9%)
Consumer Discretionary (2.8%)
Eldorado Resorts Inc.	(59)	$(1,005)
News Corp. - Class B	(90)	(1,065)

See accompanying Notes to Financial Statements.

171

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Nexstar Broadcasting Group Inc. - Class A	(15)	(946)
Sirius XM Holdings Inc.	(1,567)	(6,974)
		(9,990)
Consumer Staples (0.3%)
British American Tobacco Plc - ADR	(10)	(1,169)
Energy (1.5%)
Idemitsu Kosan Co. Ltd.	(107)	(2,833)
Sunoco Logistics Partners LP	(103)	(2,467)
		(5,300)
Financials (2.0%)
Ares Capital Corp.	(365)	(6,011)
Canadian Imperial Bank of Commerce	(7)	(569)
CBOE Holdings Inc.	(10)	(766)
		(7,346)
Health Care (1.3%)
Abbott Laboratories	(119)	(4,583)
Industrials (0.7%)
Joy Global Inc.	(31)	(868)
Rockwell Collins Inc.	(19)	(1,727)
		(2,595)
Information Technology (5.4%)
Alibaba Group Holding Ltd. - ADS	(156)	(13,668)
Analog Devices Inc.	(26)	(1,919)
VMware Inc. - Class A	(46)	(3,650)
		(19,237)
Materials (1.3%)
EI du Pont de Nemours & Co.	(64)	(4,689)
Telecommunication Services (0.6%)
AT&T Inc.	(9)	(380)
CenturyLink Inc.	(73)	(1,733)
		(2,113)
Total Common Stocks (proceeds $51,423)		(57,022)
Total Securities Sold Short (15.9%) (proceeds $51,423)		$(57,022)

JNL/WMC Balanced Fund
COMMON STOCKS 64.6%
Consumer Discretionary 5.5%
Autoliv Inc. (a)	311	$35,150
Comcast Corp. - Class A	1,474	101,775
Expedia Inc.	223	25,276
Ford Motor Co.	3,965	48,091
Hilton Worldwide Holdings Inc.	1,426	38,782
Limited Brands Inc.	461	30,383
Lowe's Cos. Inc.	546	38,832
Twenty-First Century Fox Inc. - Class A	1,072	30,054
		348,343
Consumer Staples 4.0%
Coca-Cola Co.	651	26,999
Colgate-Palmolive Co.	257	16,832
Costco Wholesale Corp.	187	29,951
CVS Health Corp.	433	34,151
Mondelez International Inc. - Class A	985	43,647
PepsiCo Inc.	323	33,769
Philip Morris International Inc.	498	45,561
Walgreens Boots Alliance Inc.	296	24,509
		255,419
Energy 6.4%
Anadarko Petroleum Corp.	571	39,806
Chevron Corp.	907	106,763
Exxon Mobil Corp.	847	76,432
Halliburton Co.	324	17,544
Hess Corp.	1,012	63,032
Marathon Petroleum Corp.	126	6,326
Suncor Energy Inc. (a)	1,394	45,585
Total SA - ADR	1,048	53,409
		408,897
Financials 16.3%
Bank of America Corp.	5,051	111,627
Bank of Nova Scotia	508	28,295
	Shares/Par†	Value
BlackRock Inc.	102	38,924
Chubb Ltd.	721	95,261
Citigroup Inc.	182	10,810
Goldman Sachs Group Inc.	153	36,564
Intercontinental Exchange Inc.	464	26,176
Invesco Ltd.	567	17,202
JPMorgan Chase & Co.	1,554	134,058
Marsh & McLennan Cos. Inc.	725	48,975
MetLife Inc.	688	37,059
Northern Trust Corp.	503	44,777
PNC Financial Services Group Inc.	824	96,396
Principal Financial Group Inc.	1,104	63,870
Prudential Financial Inc.	821	85,461
Synchrony Financial	1,125	40,800
Wells Fargo & Co.	2,209	121,723
		1,037,978
Health Care 8.6%
AstraZeneca Plc - ADR	1,715	46,846
Bristol-Myers Squibb Co.	1,260	73,621
Cardinal Health Inc.	592	42,619
Eli Lilly & Co.	650	47,785
Johnson & Johnson	577	66,514
McKesson Corp.	108	15,132
Medtronic Plc	845	60,192
Merck & Co. Inc.	1,752	103,142
Pfizer Inc.	1,498	48,653
UnitedHealth Group Inc.	288	46,164
		550,668
Industrials 6.7%
AMETEK Inc.	338	16,409
Boeing Co.	221	34,330
Canadian National Railway Co.	265	17,831
Caterpillar Inc.	419	38,815
CSX Corp.	1,652	59,349
Eaton Corp. Plc	627	42,088
Equifax Inc.	71	8,431
FedEx Corp.	199	37,142
Honeywell International Inc.	398	46,061
Lockheed Martin Corp.	70	17,590
Nielsen Holdings Plc	692	29,041
United Parcel Service Inc. - Class B	686	78,665
		425,752
Information Technology 9.1%
Accenture Plc - Class A	347	40,604
Alphabet Inc. - Class A (b)	122	96,523
Apple Inc.	700	81,098
Cisco Systems Inc.	1,450	43,828
eBay Inc. (b)	288	8,550
Intel Corp.	2,878	104,384
Microsoft Corp.	2,194	136,360
Motorola Solutions Inc.	573	47,521
Texas Instruments Inc.	256	18,658
		577,526
Materials 2.3%
Ball Corp.	178	13,335
Celanese Corp. - Class A	538	42,363
Dow Chemical Co.	837	47,920
International Paper Co.	811	43,020
		146,638
Real Estate 0.8%
American Tower Corp.	187	19,814
Boston Properties Inc.	135	17,036
Corporate Office Properties Trust	502	15,682
		52,532
Telecommunication Services 1.3%
Verizon Communications Inc.	1,619	86,425
Utilities 3.6%
Dominion Resources Inc.	683	52,308
Edison International	676	48,678
Exelon Corp.	971	34,474
NextEra Energy Inc.	90	10,714
Sempra Energy	511	51,425

See accompanying Notes to Financial Statements.

172

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
UGI Corp.	652	30,051
		227,650
Total Common Stocks (cost $3,467,275)		4,117,828
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
Ally Master Owner Trust
Series 2014-A2-5, 1.60%, 10/15/17	6,685	6,695
Series 2012-A-5, 1.54%, 09/16/19	3,690	3,695
AmeriCredit Automobile Receivables Trust
Series 2014-B-2, 1.60%, 07/08/19	4,000	4,004
Series 2014-C-1, 2.15%, 03/09/20	940	945
Apidos CLO XVII
Series 2014-A1R-17A, 2.19%, 04/17/26 (c) (d)	2,085	2,084
Apidos CLO XXII
Series 2015-A2A-22A, 2.93%, 10/20/27 (c) (d)	5,150	5,101
ARES CLO Ltd.
Series 2014-A1-1A, 2.40%, 04/17/26 (c) (d)	2,030	2,032
Atlas Senior Loan Fund VI Ltd.
Series 2014-A-6A, 2.42%, 10/15/26 (c) (d)	2,305	2,304
Atrium XII
Series B-12A, 3.13%, 10/22/26 (c) (d)	5,700	5,706
Avery Point CLO Ltd.
Series 2014-A-1A, 2.40%, 04/25/26 (c) (d)	1,920	1,920
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,190
BlueMountain CLO Ltd.
Series 2015-A1-3A, 2.36%, 10/20/27 (c) (d)	5,675	5,682
Capital Auto Receivables Asset Trust
Series 2015-A2-3, 1.72%, 01/22/19	3,570	3,579
Carlyle Global Market Strategies CLO Ltd.
Series 2014-B2-2A, 2.96%, 05/15/25 (c) (d)	3,320	3,335
Cent CLO 20 Ltd.
Series 2013-A-20A, 2.36%, 01/25/26 (c) (d)	2,200	2,198
Cent CLO 21 Ltd.
Series 2014-A1A-21A, 2.38%, 07/27/26 (c) (d)	625	625
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 2.29%, 11/07/26 (c) (d)	1,705	1,701
Cent CLO 24 Ltd.
Series 2015-A2-24A, 3.08%, 10/15/26 (c) (d)	2,185	2,188
Chesapeake Funding II LLC
Series 2016-A2-1A, 1.67%, 05/15/19 (c) (d)	2,055	2,069
Series 2016-A2-2A, 1.70%, 09/15/19 (c) (d)	4,355	4,378
Chesapeake Funding LLC
Series 2015-A-1A, 1.15%, 02/07/27 (c) (d)	1,293	1,291
Chrysler Capital Auto Receivables Trust
Series 2013-B-BA, 1.78%, 06/17/19 (d)	1,085	1,088
CIFC Funding Ltd.
Series 2014-A-1A, 2.38%, 04/18/25 (c) (d)	1,970	1,973
Series 2014-A1L-2A, 2.41%, 05/24/26 (c) (d)	3,500	3,507
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	750	773
Citigroup Commercial Mortgage Trust
Series 2016-A4-P6, REMIC, 3.46%, 11/10/26	2,895	2,929
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	4,000	4,007
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	912
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	211	233
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,928
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,725
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,519
Drive Auto Receivables Trust
Series 2015-B-BA, 2.12%, 04/15/17 (d)	725	726
Dryden 41 Senior Loan Fund
Series 2015-B-41A, 3.03%, 10/15/27 (c) (d)	4,615	4,615
Dryden Senior Loan Fund
Series 2014-A-31A, 2.23%, 04/18/26 (c) (d)	1,945	1,942
Exeter Automobile Receivables Trust
Series 2015-A-2A, 1.54%, 11/15/19 (d)	663	663
First Investors Auto Owner Trust
Series 2014-A3-1A, 1.49%, 08/15/17 (d)	948	948
Series 2014-A3-3A, 1.67%, 03/16/18 (d)	1,852	1,853
Series 2014-B-3A, 2.39%, 07/16/18 (d)	730	732
	Shares/Par†	Value
Ford Credit Auto Owner Trust
Series 2013-C-A, 1.36%, 10/15/18	185	185
Series 2015-A3-A, 1.28%, 09/15/19	2,977	2,978
Ford Credit Floorplan Master Owner Trust
Series 2012-A-2, 1.92%, 01/15/17	1,545	1,545
Series 2014-B-4, 1.65%, 08/15/17	5,000	5,004
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	201
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	599
Galaxy XIX CLO Ltd.
Series 2015-A1A-19A, 2.43%, 01/25/27 (c) (d)	5,125	5,123
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,172
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,880
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,130
Hyundai Auto Receivables Trust
Series 2013-C-B, 1.71%, 08/15/17	182	182
Series 2014-C-B, 2.10%, 11/15/19	545	545
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-A4-CB19, REMIC, 5.71%, 04/12/17 (c)	1,857	1,868
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,462
KKR CLO 15 Ltd.
Series A1A-15, 2.35%, 10/18/28 (c) (d)	1,185	1,187
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.11%, 04/15/41 (c)	1,067	1,106
Limerock CLO
Series 2014-A-2A, 2.38%, 04/18/26 (c) (d)	2,200	2,199
Madison Park Funding XI Ltd.
Series 2014-A-13A, 2.33%, 01/19/25 (c) (d)	1,280	1,280
Series 2013-A1A-11A, 2.16%, 10/23/25 (c) (d)	3,300	3,293
Madison Park Funding XII Ltd.
Series 2014-A-12A, 2.38%, 07/20/26 (c) (d)	1,560	1,560
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	1,163	1,157
ML-CFC Commercial Mortgage Trust
Series 2007-A4-7, REMIC, 5.73%, 06/12/50 (c)	4,036	4,062
MMAF Equipment Finance LLC
Series 2016-A2-AA, 1.39%, 12/17/18 (d)	2,520	2,521
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,826
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	5,021
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	8,047
Morgan Stanley Capital I Trust
Series 2007-A4-T27, REMIC, 5.64%, 06/11/42 (c)	181	183
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	1,787	1,775
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	526
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 2.48%, 07/17/25 (c) (d)	1,485	1,460
OneMain Financial Issuance Trust
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,640	1,672
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,233
OZLM Funding V Ltd.
Series 2013-A1-5A, 2.38%, 01/17/26 (c) (d)	4,950	4,950
OZLM VI Ltd.
Series 2014-A1-6A, 2.43%, 04/17/26 (c) (d)	1,625	1,623
Prestige Auto Receivables Trust
Series 2014-B-1A, 1.91%, 04/15/20 (d)	820	822
Santander Drive Auto Receivables Trust
Series 2015-A2A-4, 1.20%, 03/15/17	82	82
Series 2013-D-2, 2.57%, 05/15/17	845	851
Series 2013-C-5, 2.25%, 06/17/19	680	682
Series 2015-B-1, 1.97%, 11/15/19	2,355	2,360
Series 2014-C-2, 2.33%, 11/15/19	505	507
Series 2014-C-1, 2.36%, 04/15/20	3,063	3,076
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,056
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,140
Series 2012-C-1, REMIC, 2.93%, 12/15/17 (d)	1,155	1,156

See accompanying Notes to Financial Statements.

173

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	3,575	3,554
Seneca Park CLO Ltd.
Series 2014-A-1A, 2.36%, 07/17/26 (c) (d)	1,155	1,155
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,528
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	3,410	3,303
Shackleton CLO Ltd.
Series 2014-A2-6A, 2.36%, 07/17/26 (c) (d)	1,155	1,155
Series 2015-A1-8A, 2.39%, 10/20/27 (c) (d)	5,650	5,663
Sound Point CLO XII Ltd.
Series 2016-A-2A, 2.54%, 10/20/28 (c) (d)	2,605	2,610
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	169	188
Springleaf Funding Trust
Series 2014-A-AA, 2.41%, 06/15/17 (d)	591	591
Series 2015-A-AA, 3.16%, 05/15/19 (d)	2,520	2,540
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,164
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,974
Series 2015-AT3-T3, 2.92%, 07/15/47 (d)	3,005	2,999
Symphony CLO XIV Ltd.
Series 2014-A2-14A, 2.36%, 07/14/26 (c) (d)	1,930	1,933
Thacher Park CLO
Series 2014-A-1A, 2.35%, 10/20/26 (c) (d)	920	921
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	2,595	2,573
Voya CLO Ltd.
Series 2014-A1R-1A, 2.22%, 04/18/26 (c) (d)	875	875
Series 2014-A1-2A, 2.33%, 07/17/26 (c) (d)	315	315
Series 2015-A2-3A, 3.08%, 10/20/27 (c) (d)	3,405	3,480
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,889
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,283
Westlake Automobile Receivables Trust
Series 2015-B-2A, 1.83%, 06/15/17 (d)	2,195	2,198
Series 2016-A2-2A, 1.57%, 02/15/18 (d)	1,375	1,376
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	1,000	995
Total Non-U.S. Government Agency Asset-Backed Securities (cost $249,107)		248,797
CORPORATE BONDS AND NOTES 10.8%
Consumer Discretionary 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	908
3.00%, 09/15/22	750	746
4.00%, 10/01/23	420	433
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,250
4.80%, 12/05/34	1,815	1,995
4.95%, 12/05/44	815	928
AutoZone Inc.
4.00%, 11/15/20	1,000	1,049
3.70%, 04/15/22	495	511
3.13%, 07/15/23	1,000	989
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,791
3.75%, 09/16/24 (d)	4,090	4,098
Charter Communications Operating LLC
6.48%, 10/23/45	1,055	1,218
Comcast Corp.
6.50%, 01/15/17 - 11/15/35	915	963
5.65%, 06/15/35	165	197
4.40%, 08/15/35	2,325	2,428
6.55%, 07/01/39	375	488
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,897
4.80%, 02/01/35 (d)	2,695	2,507
Expedia Inc.
5.00%, 02/15/26	4,550	4,685
	Shares/Par†	Value
Ford Motor Co.
4.35%, 12/08/26	3,355	3,385
Grupo Televisa SAB
6.63%, 01/15/40	375	392
5.00%, 05/13/45	385	326
Johnson Controls International Plc
3.75%, 12/01/21	1,000	1,034
Marriott International Inc.
2.88%, 03/01/21	3,225	3,237
2.30%, 01/15/22	4,345	4,211
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (d)	830	831
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (d)	3,400	3,403
2.65%, 09/26/18 (d)	1,445	1,460
O'Reilly Automotive Inc.
3.80%, 09/01/22	2,395	2,476
Time Warner Cable Inc.
5.85%, 05/01/17	270	274
8.75%, 02/14/19	50	56
8.25%, 04/01/19	695	781
6.55%, 05/01/37	435	492
7.30%, 07/01/38	285	350
6.75%, 06/15/39	285	331
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	245
Time Warner Inc.
4.88%, 03/15/20	500	533
4.75%, 03/29/21	450	482
6.25%, 03/29/41	500	586
		53,966
Consumer Staples 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	597
4.50%, 05/02/43	745	756
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (e)	680	769
5.38%, 01/15/20 (e)	170	185
3.75%, 01/15/22	750	782
2.50%, 07/15/22	731	719
4.95%, 01/15/42	200	217
3.75%, 07/15/42	820	736
Cargill Inc.
4.31%, 05/14/21 (d)	517	551
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,275
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,821
CVS Health Corp.
4.88%, 07/20/35	1,135	1,219
5.13%, 07/20/45	1,885	2,097
Heineken NV
2.75%, 04/01/23 (d)	1,065	1,050
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	5,385	5,522
Kraft Foods Group Inc.
2.25%, 06/05/17	375	376
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,384
4.38%, 06/01/46	915	859
Kroger Co.
3.30%, 01/15/21	745	765
3.85%, 08/01/23	1,830	1,898
4.00%, 02/01/24	1,775	1,850
Philip Morris International Inc.
4.88%, 11/15/43	430	462
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	3,295	3,130
		30,020
Energy 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	3,225	3,455
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,965

See accompanying Notes to Financial Statements.

174

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,020
2.50%, 11/06/22	600	587
3.99%, 09/26/23	195	205
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,560	1,567
ConocoPhillips Co.
5.75%, 02/01/19	420	451
6.00%, 01/15/20	205	226
2.88%, 11/15/21	866	872
4.95%, 03/15/26	255	281
4.30%, 11/15/44 (a)	1,600	1,588
Devon Energy Corp.
3.25%, 05/15/22 (a)	5,410	5,370
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	1,000	1,023
5.10%, 02/15/45	2,550	2,684
EOG Resources Inc.
5.63%, 06/01/19	190	205
Halliburton Co.
3.50%, 08/01/23	2,750	2,789
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,798
4.30%, 05/01/24	2,047	2,092
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,741
Noble Energy Inc.
4.15%, 12/15/21	2,300	2,395
Occidental Petroleum Corp.
4.10%, 02/01/21	941	999
Petroleos Mexicanos
5.50%, 02/04/19 (d)	2,875	2,978
5.50%, 01/21/21	13,300	13,682
5.38%, 03/13/22 (d)	640	655
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,463
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,654
Regency Energy Partners LP
5.88%, 03/01/22	2,061	2,265
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,678
Shell International Finance BV
3.25%, 05/11/25	1,260	1,257
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,224
Statoil ASA
2.90%, 11/08/20	1,945	1,985
2.75%, 11/10/21	705	711
3.70%, 03/01/24	50	52
Suncor Energy Inc.
6.10%, 06/01/18	1,725	1,826
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	3,080	3,241
3.45%, 01/15/23	1,095	1,069
TransCanada Pipelines Ltd.
4.88%, 01/15/26	1,875	2,083
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	1,017
Western Gas Partners LP
4.00%, 07/01/22	4,950	5,026
		88,179
Financials 4.1%
ACE Capital Trust II
9.70%, 04/01/30	525	769
American Express Centurion Bank
6.00%, 09/13/17	850	876
American Express Credit Corp.
2.38%, 03/24/17	1,025	1,028
2.13%, 07/27/18	1,700	1,711
Ameriprise Financial Inc.
5.30%, 03/15/20	170	184
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,796
	Shares/Par†	Value
4.70%, 02/01/36	6,090	6,404
AXA SA
8.60%, 12/15/30	425	584
Bank of America Corp.
5.42%, 03/15/17	700	705
2.00%, 01/11/18	1,200	1,203
2.60%, 01/15/19	776	782
5.63%, 07/01/20	140	154
2.63%, 10/19/20	2,000	2,000
4.13%, 01/22/24	5,325	5,528
4.20%, 08/26/24	4,600	4,680
5.88%, 02/07/42	300	362
5.00%, 01/21/44	500	546
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	539
2.15%, 02/24/20	2,920	2,910
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,863
Barclays Bank Plc
6.05%, 12/04/17 (d)	550	568
Barclays Plc
3.20%, 08/10/21	5,435	5,372
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,972
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,677
BPCE SA
4.00%, 04/15/24	1,255	1,303
5.15%, 07/21/24 (d)	1,595	1,620
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,935
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,621
3.75%, 04/24/24	2,000	2,024
4.20%, 10/29/25	1,245	1,247
CDP Financial
4.40%, 11/25/19 (d)	600	640
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,171
4.50%, 01/14/22	605	644
4.13%, 07/25/28	2,005	1,977
8.13%, 07/15/39	65	96
5.88%, 01/30/42	165	195
5.30%, 05/06/44	814	875
Citizens Bank NA
2.55%, 05/13/21	3,175	3,153
CNA Financial Corp.
3.95%, 05/15/24	225	228
Compass Bank
2.75%, 09/29/19	700	696
Credit Agricole SA
4.38%, 03/17/25 (d)	3,105	3,045
Credit Suisse AG
2.30%, 05/28/19	795	797
3.00%, 10/29/21	1,070	1,079
3.63%, 09/09/24	325	327
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,822
3.75%, 03/26/25	2,690	2,646
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,410
2.25%, 07/31/19 (d)	1,790	1,792
3.88%, 09/15/21 (d)	231	242
Deutsche Bank AG
4.25%, 10/14/21 (d)	4,400	4,413
Discover Bank
3.10%, 06/04/20	4,700	4,753
4.20%, 08/08/23	3,550	3,695
Discover Financial Services
6.45%, 06/12/17	90	92
Eaton Vance Corp.
6.50%, 10/02/17	30	31
Emera US Finance LP
2.70%, 06/15/21 (d)	695	687

See accompanying Notes to Financial Statements.

175

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
ERAC USA Finance LLC
4.50%, 08/16/21 (d)	620	661
3.30%, 10/15/22 (d)	1,045	1,046
Fifth Third Bank
2.88%, 10/01/21	1,800	1,820
Ford Motor Credit Co. LLC
2.38%, 03/12/19	7,100	7,093
3.16%, 08/04/20	1,305	1,314
GE Capital International Funding Co.
3.37%, 11/15/25	1,687	1,713
4.42%, 11/15/35	1,286	1,345
General Electric Capital Corp.
5.55%, 05/04/20	473	522
4.63%, 01/07/21	129	140
4.65%, 10/17/21	144	158
3.15%, 09/07/22	1,028	1,049
6.15%, 08/07/37	62	80
5.88%, 01/14/38	339	426
6.88%, 01/10/39	160	225
General Motors Financial Co. Inc.
4.20%, 03/01/21	3,300	3,393
3.70%, 05/09/23	2,600	2,556
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	759
6.00%, 06/15/20	205	227
5.25%, 07/27/21	1,000	1,095
5.75%, 01/24/22	2,445	2,746
3.63%, 01/22/23	6,875	7,015
6.25%, 02/01/41	940	1,163
4.80%, 07/08/44	1,080	1,132
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	944
HSBC Bank USA NA
5.88%, 11/01/34	250	291
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,201
4.00%, 03/30/22	870	899
3.60%, 05/25/23	2,580	2,592
HSBC USA Inc.
1.63%, 01/16/18	1,435	1,432
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,499
2.40%, 04/01/20	2,150	2,138
JPMorgan Chase & Co.
6.30%, 04/23/19	475	519
4.50%, 01/24/22	825	889
3.25%, 09/23/22	1,000	1,010
3.38%, 05/01/23 (a)	1,060	1,055
6.40%, 05/15/38	425	550
5.40%, 01/06/42	540	633
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (d)	1,325	1,281
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,318
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	612
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	575
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	654
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,891
MetLife Inc.
1.90%, 12/15/17 (f)	415	416
4.13%, 08/13/42	265	260
Metropolitan Life Global Funding I
1.50%, 01/10/18 (d)	1,480	1,480
Morgan Stanley
5.45%, 01/09/17	1,000	1,001
2.13%, 04/25/18	1,900	1,907
2.50%, 01/24/19	1,000	1,010
3.70%, 10/23/24	7,950	8,035
3.13%, 07/27/26	2,430	2,318
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,341
	Shares/Par†	Value
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,043
3.05%, 02/15/22	445	454
Nationwide Building Society
2.35%, 01/21/20 (d)	2,265	2,258
Northern Trust Corp.
3.45%, 11/04/20	490	511
PNC Bank NA
3.30%, 10/30/24	835	838
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	850
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,007
3.25%, 06/15/25	7,600	7,840
Prudential Financial Inc.
6.00%, 12/01/17	87	90
2.30%, 08/15/18	1,885	1,900
QBE Insurance Group Ltd.
2.40%, 05/01/18 (d)	350	350
Santander Bank NA
2.00%, 01/12/18	1,260	1,259
8.75%, 05/30/18	450	484
Santander Holdings USA Inc.
2.70%, 05/24/19	2,600	2,597
2.65%, 04/17/20	1,930	1,912
Santander Issuances SAU
5.18%, 11/19/25	1,600	1,613
Santander UK Plc
2.50%, 03/14/19	3,160	3,177
5.00%, 11/07/23 (d)	4,025	4,095
SunTrust Bank
3.30%, 05/15/26	1,785	1,720
Synchrony Financial
2.60%, 01/15/19	1,780	1,788
3.00%, 08/15/19	3,400	3,443
2.70%, 02/03/20	755	752
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	740
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,190
U.S. Bancorp
3.70%, 01/30/24	900	935
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,839
3.00%, 04/15/21 (d)	3,500	3,499
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	773
Wachovia Corp.
5.75%, 06/15/17	1,500	1,529
WEA Finance LLC
1.75%, 09/15/17 (d)	655	655
2.70%, 09/17/19 (d)	990	1,001
3.25%, 10/05/20 (d)	2,400	2,440
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,205
4.48%, 01/16/24	517	544
4.10%, 06/03/26	1,125	1,138
4.75%, 12/07/46	3,750	3,785
		260,152
Health Care 1.4%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,003
3.20%, 11/06/22	425	425
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,012
3.45%, 03/15/22	3,525	3,574
4.55%, 03/15/35	1,140	1,127
4.85%, 06/15/44	750	742
Aetna Inc.
1.75%, 05/15/17	55	55
2.80%, 06/15/23	3,340	3,286
4.25%, 06/15/36	1,375	1,376
Amgen Inc.
4.56%, 06/15/48 (d)	350	338

See accompanying Notes to Financial Statements.

176

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,051
3.00%, 10/08/21 (d)	1,675	1,683
3.38%, 10/08/24 (d)	540	537
Biogen Inc.
2.90%, 09/15/20	2,245	2,272
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,354
3.50%, 11/15/24	1,205	1,217
4.50%, 11/15/44	1,405	1,390
Catholic Health Initiatives
2.60%, 08/01/18	815	823
2.95%, 11/01/22	1,730	1,681
4.35%, 11/01/42	2,270	2,013
Celgene Corp.
2.25%, 05/15/19	265	265
3.55%, 08/15/22	1,265	1,296
3.63%, 05/15/24	620	622
Cigna Corp.
3.25%, 04/15/25	5,040	4,902
Dignity Health
2.64%, 11/01/19	255	257
3.81%, 11/01/24	515	512
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	3,004
3.25%, 03/19/25 (d)	4,450	4,344
Express Scripts Holding Co.
2.25%, 06/15/19	970	970
3.90%, 02/15/22	1,000	1,039
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	385	413
5.00%, 12/15/21 (d)	1,475	1,593
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,132
3.70%, 04/01/24	625	641
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,613
4.88%, 04/01/42	505	555
McKesson Corp.
2.85%, 03/15/23	90	88
3.80%, 03/15/24	735	757
Medtronic Inc.
2.50%, 03/15/20	755	763
3.15%, 03/15/22	1,070	1,095
3.63%, 03/15/24	360	374
3.50%, 03/15/25	1,715	1,764
4.38%, 03/15/35	267	282
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	695
4.20%, 07/01/55	790	765
Merck & Co. Inc.
2.80%, 05/18/23	940	943
4.15%, 05/18/43	630	646
Mylan NV
3.00%, 12/15/18 (d)	3,370	3,394
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,690
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	9,750	9,219
4.10%, 10/01/46	765	654
UnitedHealth Group Inc.
3.88%, 10/15/20	600	631
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,122
3.75%, 07/15/25	1,820	1,882
4.63%, 11/15/41	1,040	1,096
WellPoint Inc.
2.30%, 07/15/18	625	629
3.70%, 08/15/21	1,000	1,033
3.30%, 01/15/23	3,675	3,665
		89,375
Industrials 0.5%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,318
	Shares/Par†	Value
Deere & Co.
4.38%, 10/16/19	185	197
ERAC USA Finance LLC
2.75%, 03/15/17 (d)	340	341
2.35%, 10/15/19 (d)	2,880	2,876
7.00%, 10/15/37 (d)	270	342
5.63%, 03/15/42 (d)	1,200	1,320
FedEx Corp.
2.70%, 04/15/23	520	513
4.90%, 01/15/34	1,005	1,070
5.10%, 01/15/44	1,685	1,825
4.55%, 04/01/46	1,525	1,534
Lockheed Martin Corp.
2.50%, 11/23/20	810	816
4.50%, 05/15/36	441	468
4.85%, 09/15/41	955	1,049
4.07%, 12/15/42	2,776	2,735
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,910
3.38%, 02/01/22 (d)	2,200	2,216
Pentair Finance SA
2.90%, 09/15/18	4,030	4,076
		28,606
Information Technology 0.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,315
3.60%, 11/28/24 (a)	2,195	2,173
Apple Inc.
2.85%, 05/06/21	1,800	1,841
3.25%, 02/23/26	1,106	1,105
2.45%, 08/04/26	156	146
Microsoft Corp.
2.40%, 08/08/26	3,145	2,968
3.70%, 08/08/46	2,390	2,245
Total System Services Inc.
3.80%, 04/01/21	4,780	4,930
		17,723
Materials 0.1%
Agrium Inc.
3.15%, 10/01/22	4,350	4,320
LyondellBasell Industries NV
4.63%, 02/26/55	2,545	2,357
		6,677
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	4,048
5.00%, 02/15/24	1,135	1,221
AvalonBay Communities Inc.
3.63%, 10/01/20	905	939
Crown Castle International Corp.
3.70%, 06/15/26	1,775	1,740
ERP Operating LP
4.75%, 07/15/20	765	823
HCP Inc.
4.00%, 06/01/25	4,670	4,636
Realty Income Corp.
6.75%, 08/15/19	355	397
5.75%, 01/15/21	335	371
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,172
		17,347
Telecommunication Services 0.4%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,131
AT&T Inc.
1.75%, 01/15/18	1,000	1,001
4.45%, 04/01/24	3,220	3,353
3.95%, 01/15/25	160	160
4.75%, 05/15/46	715	676
4.50%, 03/09/48	1,018	918
4.55%, 03/09/49	350	317
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	275	404

See accompanying Notes to Financial Statements.

177

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
4.88%, 03/06/42 (d)	705	754
France Telecom SA
9.00%, 03/01/31 (f)	2,700	4,053
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,667
3.45%, 03/15/21	975	1,006
3.50%, 11/01/21	735	758
6.40%, 09/15/33	347	418
4.75%, 11/01/41	265	261
4.86%, 08/21/46	692	700
4.52%, 09/15/48	4,530	4,335
		26,912
Utilities 1.0%
Atmos Energy Corp.
6.35%, 06/15/17	385	394
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	952
Dominion Resources Inc.
2.96%, 07/01/19 (f)	1,380	1,397
4.10%, 04/01/21 (f)	3,275	3,409
3.63%, 12/01/24	3,200	3,216
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	935
6.10%, 06/01/37	2,200	2,703
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,263
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (g)	770	724
5.63%, (callable at 100 beginning 01/22/24) (d) (g)	2,000	1,895
4.88%, 01/22/44 (d)	450	450
Entergy Corp.
2.95%, 09/01/26	2,565	2,396
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,723
Fortis Inc.
3.06%, 10/04/26 (d)	3,390	3,166
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	623
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,498
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,640	2,045
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	7,870	7,904
NiSource Finance Corp.
6.40%, 03/15/18	5,490	5,781
4.80%, 02/15/44	465	489
Northeast Utilities
3.15%, 01/15/25	400	394
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,878
2.95%, 04/01/25	576	570
5.25%, 09/30/40	325	376
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	811
5.13%, 11/15/43	480	546
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	78
Public Service Co. of Colorado
5.13%, 06/01/19	500	539
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	127
5.35%, 05/15/40	800	945
SCANA Corp.
4.75%, 05/15/21	595	622
4.13%, 02/01/22	2,075	2,095
South Carolina Electric & Gas Co.
4.35%, 02/01/42	730	739
Southern California Edison Co.
2.40%, 02/01/22	685	682
5.55%, 01/15/37	500	596
Southern Co.
2.45%, 09/01/18	675	682
	Shares/Par†	Value
2.75%, 06/15/20	4,000	4,032
2.95%, 07/01/23	3,820	3,765
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 (d)	2,175	2,203
		66,643
Total Corporate Bonds And Notes (cost $677,677)		685,600
GOVERNMENT AND AGENCY OBLIGATIONS 16.7%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	8	9
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.79%, 05/25/25 (c)	8,250	8,187
Mortgage-Backed Securities 8.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	634	720
6.50%, 11/01/17	1	1
4.50%, 05/01/18 - 03/01/19	45	47
7.00%, 11/01/30 - 06/01/31	31	36
TBA, 3.00%, 01/15/31 (h)	14,665	15,042
2.50%, 12/01/31 - 01/01/32	5,900	5,913
4.00%, 09/01/26 - 07/01/41	415	427
3.50%, 06/01/46	37,327	38,232
3.00%, 09/01/46	34,283	34,055
3.00%, 11/01/46 - 01/01/47	126,775	125,941
3.50%, 12/01/46	41,119	42,118
TBA, 5.50%, 01/15/47 (h)	2,400	2,661
Federal National Mortgage Association
2.47%, 05/01/25	2,801	2,735
2.68%, 05/01/25	5,190	5,106
2.81%, 07/01/25	6,000	5,955
2.99%, 10/01/25	1,845	1,855
3.09%, 10/01/25	909	921
3.50%, 03/01/26	163	170
4.00%, 09/01/26 - 02/01/46	29,766	31,328
2.49%, 12/01/26	6,322	6,076
2.89%, 12/01/26	5,678	5,589
3.00%, 05/01/27 - 02/01/45	21,921	21,819
7.50%, 09/01/29	8	10
TBA, 2.50%, 01/15/31 - 01/15/47 (h)	7,850	7,811
2.00%, 11/01/31 - 12/01/31	2,200	2,143
2.50%, 05/01/30 - 01/01/32	6,900	6,913
TBA, 3.00%, 01/15/32 (h)	2,450	2,513
7.00%, 10/01/33	39	43
5.50%, 03/01/38	370	414
6.50%, 10/01/38 - 10/01/39	238	269
5.00%, 07/01/40	338	370
4.50%, 09/01/23 - 11/01/44	7,510	8,071
3.00%, 10/01/46	19,211	19,097
TBA, 3.50%, 01/15/32 - 01/15/47 (h)	34,700	35,703
TBA, 4.00%, 01/15/47 (h)	35,000	36,778
TBA, 5.00%, 01/15/47 (h)	20,600	22,435
TBA, 5.50%, 01/15/47 (h)	8,800	9,781
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	5,588	6,390
6.50%, 04/15/26	14	16
7.00%, 01/15/33 - 05/15/33	18	22
5.00%, 06/20/33 - 06/15/39	3,948	4,357
5.50%, 11/15/32 - 02/15/36	83	92
4.00%, 01/15/41 - 12/20/44	1,824	1,937
4.50%, 06/15/40 - 05/15/42	1,478	1,599
TBA, 4.50%, 01/15/47 (h)	11,125	11,869
TBA, 5.50%, 01/15/47 (h)	3,000	3,342
		528,722
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	975	1,327
7.04%, 04/01/50	730	1,035
Chicago Transit Authority
6.90%, 12/01/40	3,905	4,907
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	784

See accompanying Notes to Financial Statements.

178

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

	Shares/Par†	Value
6.40%, 01/01/40	440	574
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,350
Commonwealth Financing Authority
4.01%, 06/01/33	2,010	1,962
4.14%, 06/01/38	1,695	1,618
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,814
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	707
Kansas Development Finance Authority
4.93%, 04/15/45	2,560	2,738
Long Island Power Authority
3.63%, 09/01/22	2,860	2,918
Los Angeles Unified School District
5.75%, 07/01/34	800	988
Maryland Transportation Authority
5.89%, 07/01/43	270	335
Massachusetts School Building Authority
5.72%, 08/15/39	500	626
Metropolitan Transportation Authority
7.34%, 11/15/39	75	109
6.09%, 11/15/40	405	511
6.81%, 11/15/40	250	332
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,110	2,617
New Jersey Economic Development Authority
3.80%, 06/15/18	4,100	4,178
3.88%, 06/15/19	885	883
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,018
New York State Thruway Authority
5.88%, 04/01/30	840	1,001
North Texas Tollway Authority
6.72%, 01/01/49	850	1,193
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	456
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	131
4.46%, 10/01/62	2,500	2,528
4.81%, 10/15/65	640	689
State of California
7.55%, 04/01/39	200	296
7.63%, 03/01/40	400	592
State of Illinois
5.10%, 06/01/33	5,995	5,298
University of California
4.60%, 05/15/31	940	1,037
5.77%, 05/15/43	615	746
6.55%, 05/15/48	1,170	1,561
6.58%, 05/15/49	1,825	2,373
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,204
		52,436
Sovereign 0.1%
Korea Development Bank
2.50%, 03/11/20 (a)	3,500	3,486
Korea Finance Corp.
2.88%, 08/22/18	990	1,008
Mexico Government International Bond
3.50%, 01/21/21 (a)	1,326	1,347
3.60%, 01/30/25	1,155	1,113
Saudi Government International Bond
2.38%, 10/26/21 (d)	1,845	1,791
		8,745
Treasury Inflation Indexed Securities 0.7%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/27 (i)	38,333	44,899
U.S. Treasury Securities 6.7%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	22,204
3.38%, 05/15/44	15,335	16,227
	Shares/Par†	Value
3.13%, 08/15/44	8,230	8,311
3.00%, 11/15/44	450	444
2.88%, 05/15/43 - 08/15/45	31,824	30,629
2.50%, 02/15/45 - 05/15/46	49,465	43,890
U.S. Treasury Note
0.63%, 09/30/17	18,500	18,474
0.88%, 11/30/17 - 04/15/19	45,650	45,574
1.38%, 07/31/18 - 03/31/20	16,815	16,743
1.25%, 11/30/18	18,500	18,523
1.75%, 09/30/19	33,205	33,517
2.63%, 11/15/20	9,400	9,708
2.00%, 11/30/20	29,600	29,883
2.13%, 06/30/21	9,440	9,533
1.13%, 09/30/21	15,000	14,454
1.50%, 03/31/23	57,340	55,031
1.63%, 10/31/23	6,020	5,784
1.63%, 11/30/20 - 05/15/26	45,410	44,592
		423,521
Total Government And Agency Obligations (cost $1,066,962)		1,066,519
SHORT TERM INVESTMENTS 6.9%
Investment Companies 6.3%
JNL Money Market Fund, 0.34% (j) (k)	404,425	404,425
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.50% (j) (k)	34,923	34,923
Total Short Term Investments (cost $439,348)		439,348
Total Investments 102.9% (cost $5,900,369)		6,558,092
Total Forward Sales Commitments (0.1)% (proceeds $7,621)		(7,620)
Other Derivative Instruments (0.0)%		(99)
Other Assets and Liabilities, Net (2.8)%		(178,207)
Total Net Assets 100.0%		$6,372,166

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2016.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of December 31, 2016, the net value and the percentage of net assets of these liquid securities was $295,949 and 4.6%, respectively.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2016.

(g) Perpetual security.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2016, the total payable for investments purchased on a delayed delivery basis was $148,032.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2016.

FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 01/15/47 (a)	(5,900)	$(6,346)
Government National Mortgage Association
TBA, 6.00%, 01/15/47 (a)	(1,125)	(1,274)
Total Government And Agency Obligations (proceeds $7,621)		(7,620)
Total Forward Sales Commitments (0.1%) (proceeds $7,621)		$(7,620)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2016, the total proceeds for investments sold on a delayed delivery basis was $7,621.

See accompanying Notes to Financial Statements.

179

JNL Series Trust Sub-Advised Funds

Schedules of Investments (in thousands)

December 31, 2016

Currency Abbreviations:

AED - United Arab Emirates Dirham	DOP - Dominican Peso	KRW - Korean Won	RSD - Serbian Dinar
ARS - Argentine Peso	EGP - Egyptian Pound	LKR - Sri Lankan Rupee	RUB - Russian Ruble
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SEK - Swedish Krona
BRL - Brazilian Real	GBP - British Pound	MYR - Malaysian Ringgit	SGD - Singapore Dollar
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	THB - Thai Baht
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TRY - New Turkish Lira
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	TWD - Taiwan Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	USD - United States Dollar
CNY - Chinese Yuan	ILS - Israeli New Shekel	PKR - Pakistani Rupee	UYU - Uruguayan Peso
COP - Colombian Peso	INR - Indian Rupee	PLN - Polish Zloty	VND - Vietnamese Dong
CZK - Czech Republic Korunas	JPY - Japanese Yen	QAR - Qatari Riyal	ZAR - South African Rand
DKK - Danish Krone	KES - Kenyan Shilling	RON - Romanian New Leu

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ABS - Asset Backed Security	FDR - Fiduciary Depository Receipt
ADR - American Depositary Receipt	FTSE - Financial Times and the London Stock Exchange
ASX - Australian Stock Exchange	GDR - Global Depository Receipt
CAC - Cotation Assistee en Continu	IBEX - Iberia Index
CAPE - Cyclically Adjusted Price Earnings	iTraxx - Group of international credit derivative indices monitored by the
CDI - Chess Depository Interest	International Index Company
CDO - Collateralized Debt Obligation	KCBT - Kansas City Board of Trade
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	KOSPI - Korea Composite Stock Price Index
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	LIBOR - London Interbank Offered Rate
CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North	LME - London Metal Exchange
American	MIB - Milano Indice Borsa
CLO - Collateralized Loan Obligation	MICEX - Moscow Interbank Currency Exchange Index
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
CVA - Commanditaire Vennootschap op Aandelen	NASDAQ - National Association of Securities Dealers Automated Quotations
EAFE - Europe, Australia and Far East	NVDR - Non-Voting Depository Receipt
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor- Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 8.5 to 10.5 years	SDR - Swedish Depository Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 24 to 35 years	SPDR - Standard & Poor's Depository Receipt
Euro-BTP - debt instrument issued by the Republic of Italy	SPI - Schedule Performance Index
with a term of 2 to 11 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France	TES - Peso Denominated Treasury Bonds
with a term of 8.5 to 10.5 years	UFJ - United Financial of Japan
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	ULSD - Ultra-low sulfur diesel
with a term of 1.75 to 2.25 years	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	MSC - Morgan Stanley & Co., Incorporated
BBH - Brown Brothers Harriman & Co.	NSI - Nomura Securities International
BCL - Barclays Capital Inc.	RBC - Royal Bank of Canada
BMO - BMO Capital Markets Corp.	RBS - Royal Bank of Scotland
BNP - BNP Paribas Securities	RGC - RBS Greenwich Capital
BNY - BNY Capital Markets	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	SGA - SG Americas Securities, LLC
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SGN - Societe Generale, NY
CSI - Credit Suisse Securities, LLC	SIG - Susquehanna Investment Group
DUB - Deutsche Bank Alex Brown Inc.	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	TDS - TD Securities Inc.
GSI - Goldman Sachs International	UBS - UBS Securities LLC
HSB - HSBC Securities, Inc.	WBC - Westpac Banking Corporation
JPM - J.P. Morgan Securities, Inc. MLP - Merrill Lynch Professional Clearing Corp.	WFI - Wells Fargo Investments, LLC

† Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or notional. Futures are quoted in unrounded number of contracts.

Determination of liquidity in the Schedules of Investments is unaudited.

See accompanying Notes to Financial Statements.

180

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying (consolidated, where applicable) statements of assets and liabilities of JNL BlackRock Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Multi-Manager Alternative Fund, JNL/Multi-Manager Mid Cap Fund, JNL/Multi-Manager Small Cap Growth Fund, JNL/Multi-Manager Small Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Westchester Capital Event Driven Fund and JNL/WMC Balanced Fund (the “Funds”), including the summary schedules of investments, as of December 31, 2016, and the related statements of operations and cash flows (with respect to JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PIMCO Real Return Fund) for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended (collectively, the "financial statements"), the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of December 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedule of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements (consolidated, where applicable), financial highlights, and schedules of investments referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2016, and the results of their operations and cash flows (with respect to JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PIMCO Real Return Fund) for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2017

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)              (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 7, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 7, 2017

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.